SEC. File Nos. 002-86838

811-03857

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 81

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 81

__________________

AMERICAN FUNDS INSURANCE SERIES

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071-1406

(Address of Principal Executive Offices)

Registrant's telephone number, including area code:

(213) 486-9200

__________________

Steven I. Koszalka, Secretary

American Funds Insurance Series

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

__________________

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, California 90071-3132

(Counsel for the Registrant)

__________________

Approximate date of proposed public offering:

It is proposed that this filing become effective on November 30, 2017, pursuant to paragraph (b) of Rule 485.

American Funds Insurance Series® Prospectus Class P1 shares November 30, 2017

Managed Risk Growth Fund
Managed Risk International Fund
Managed Risk Blue Chip Income and Growth Fund
Managed Risk Growth-Income Fund
Managed Risk Asset Allocation Fund

Table of contents

Summaries: Managed Risk Growth Fund 1 Managed Risk International Fund 6 Managed Risk Blue Chip Income and Growth Fund 11 Managed Risk Growth-Income Fund 16 Managed Risk Asset Allocation Fund 21

Investment objectives, strategies and risks 26

Information regarding the underlying funds 50

Management and organization 51

Purchases and redemptions of shares 53

Plan of distribution 55

Fund expenses 55

Investment results 55

Distributions and taxes 55

Financial highlights 56

Neither the U.S. Securities and Exchange Commission nor the Commodity Futures Trading Commission has approved or disapproved of these securities or determined that this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Managed Risk Growth Fund

Investment objective The fund’s investment objective is to provide growth of capital while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	0.15%
Distribution fees	None
Other expenses[1]	0.39
Acquired (underlying) fund fees and expenses[1]	0.35
Total annual fund operating expenses	0.89
Fee waiver and/or expense reimbursement[2]	0.16
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.73

1 Restated to reflect current fees.

2 The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least November 30, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$75	$268	$477	$1,081

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objective by investing in shares of two underlying funds, the American Funds Insurance Series – Growth Fund (the “Growth Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”) – while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The fund normally seeks to invest 80% of its assets in the Growth Fund, the investment objective of which is to provide growth of capital. The Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Growth Fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States. The fund invests the remainder of its assets in the Bond Fund and in cash and/or U.S. Treasury futures. The Bond Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB+ or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser).

The fund’s investment in the Bond Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

1     American Funds Insurance Series — Managed Risk Funds / Prospectus

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from market declines.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

American Funds Insurance Series — Managed Risk Funds / Prospectus     2

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

3     American Funds Insurance Series — Managed Risk Funds / Prospectus

Investment results The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The S&P 500 Managed Risk Index – Moderate and the S&P 500 Managed Risk Index – Moderate Aggressive are designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash while maintaining a fixed allocation to the underlying bond index. The Lipper Growth Funds Index and the Lipper Capital Appreciation Funds Index include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2016:	1 year	Lifetime
Fund (inception date – 5/1/13)	2.89%	5.62%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	11.96	12.28
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.27	7.71
S&P 500 Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.67	8.46
Lipper Growth Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	7.66	11.36
Lipper Capital Appreciation Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	6.06	10.32

American Funds Insurance Series — Managed Risk Funds / Prospectus     4

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	5 years	Partner – Capital World Investors
James R. Mulally	5 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	5 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying funds The individuals primarily responsible for the portfolio management of the Growth Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Growth Fund	Primary title with investment adviser
Mark L. Casey	1 year	Partner – Capital World Investors
Michael T. Kerr	12 years	Partner – Capital World Investors
Andraz Razen	5 years	Partner – Capital World Investors
Martin Romo	2 years	Partner – Capital World Investors
Alan J. Wilson	4 years	Partner – Capital World Investors

The individuals primarily responsible for the portfolio management of the Bond Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Bond Fund	Primary title with investment adviser
Pramod Atluri	2 years	Vice President – Capital Fixed Income Investors
David A. Hoag	10 years	Partner – Capital Fixed Income Investors

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

5     American Funds Insurance Series — Managed Risk Funds / Prospectus

Managed Risk International Fund

Investment objective The fund’s investment objective is to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	0.15%
Distribution fees	None
Other expenses[1]	0.39
Acquired (underlying) fund fees and expenses[1]	0.50
Total annual fund operating expenses	1.04
Fee waiver and/or expense reimbursement[2]	0.16
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.88

1 Restated to reflect current fees.

2 The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least November 30, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$90	$315	$558	$1,257

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objective by investing in shares of two underlying funds, the American Funds Insurance Series – International Fund (the “International Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”) – while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The fund normally seeks to invest 80% of its assets in the International Fund, the investment objective of which is to provide long-term growth of capital. The International Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth. The fund invests the remainder of its assets in the Bond Fund and in cash and/or U.S. Treasury futures. The Bond Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB+ or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser).

The fund’s investment in the Bond Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

American Funds Insurance Series — Managed Risk Funds / Prospectus     6

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from market declines.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

7     American Funds Insurance Series — Managed Risk Funds / Prospectus

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series — Managed Risk Funds / Prospectus     8

Investment results The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate and the S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive are designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash while maintaining a fixed allocation to the underlying bond index. The Lipper International Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2016:	1 year	Lifetime
Fund (inception date – 5/1/13)	–2.59%	–1.54%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	4.50	0.65
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–2.43	0.04
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–3.17	–0.23
Lipper International Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	1.70	2.28

9     American Funds Insurance Series — Managed Risk Funds / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	5 years	Partner – Capital World Investors
James R. Mulally	5 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	5 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying funds The individuals primarily responsible for the portfolio management of the International Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the International Fund	Primary title with investment adviser
Sung Lee Vice President	12 years	Partner – Capital Research Global Investors
L. Alfonso Barroso	9 years	Partner – Capital Research Global Investors
Jesper Lyckeus	11 years	Partner – Capital Research Global Investors
Christopher Thomsen	12 years	Partner – Capital Research Global Investors

The individuals primarily responsible for the portfolio management of the Bond Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Bond Fund	Primary title with investment adviser
Pramod Atluri	2 years	Vice President – Capital Fixed Income Investors
David A. Hoag	10 years	Partner – Capital Fixed Income Investors

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series — Managed Risk Funds / Prospectus     10

Managed Risk Blue Chip Income and Growth Fund

Investment objectives The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	0.15%
Distribution fees	None
Other expenses[1]	0.39
Acquired (underlying) fund fees and expenses[1]	0.40
Total annual fund operating expenses	0.94
Fee waiver and/or expense reimbursement[2]	0.16
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.78

1 Restated to reflect current fees.

2 The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least November 30, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$80	$284	$504	$1,140

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objectives by investing in shares of two underlying funds, the American Funds Insurance Series – Blue Chip Income and Growth Fund (the “Blue Chip Fund”) and the American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund (the “Government Fund”) – while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts. Through its investments in the Blue Chip Fund and the Government Fund, the fund will normally invest at least 80% of its assets in "blue chip" securities.

The fund normally seeks to invest 80% of its assets in the Blue Chip Fund. The investment objectives of the Blue Chip Fund are (1) to produce income exceeding the average yield on U.S. stocks generally and (2) to provide an opportunity for growth of principal consistent with sound common stock investing. Normally, the Blue Chip Fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The Blue Chip Fund’s investment adviser considers these types of investments to be “blue chip” stocks.

The fund invests the remainder of its assets in the Government Fund and in cash and/or U.S. Treasury futures. The Government Fund’s investment objective is to provide a high level of current income consistent with preservation of capital. The Government Fund normally invests at least 80% of its assets in debt securities that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by NRSROs designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser. The Government Fund’s investment adviser considers these types of investments to be “blue chip” securities.

The fund’s investment in the Government Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the

11     American Funds Insurance Series — Managed Risk Funds / Prospectus

subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from market declines.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

American Funds Insurance Series — Managed Risk Funds / Prospectus     12

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

13     American Funds Insurance Series — Managed Risk Funds / Prospectus

Investment results The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The S&P 500 Managed Risk Index – Moderate and the S&P 500 Managed Risk Index – Moderate Aggressive are designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash while maintaining a fixed allocation to the underlying bond index. The Lipper Growth and Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2016:	1 year	Lifetime
Fund (inception date – 5/1/13)	13.77%	7.14%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	11.96	12.28
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.27	7.71
S&P 500 Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.67	8.46
Lipper Growth and Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	10.47	8.67

American Funds Insurance Series — Managed Risk Funds / Prospectus     14

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	5 years	Partner – Capital World Investors
James R. Mulally	5 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	5 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying funds The individuals primarily responsible for the portfolio management of the Blue Chip Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Blue Chip Fund	Primary title with investment adviser
Christopher D. Buchbinder	10 years	Partner – Capital Research Global Investors
James B. Lovelace	10 years	Partner – Capital Research Global Investors
James Terrile	6 years	Partner – Capital Research Global Investors

The individuals primarily responsible for the portfolio management of the Government Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Government Fund	Primary title with investment adviser
David J. Betanzos	3 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	8 years	Partner – Capital Fixed Income Investors
Ritchie Tuazon	3 years	Vice President – Capital Fixed Income Investors

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

15     American Funds Insurance Series — Managed Risk Funds / Prospectus

Managed Risk Growth-Income Fund

Investment objectives The fund’s investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	0.15%
Distribution fees	None
Other expenses[1]	0.39
Acquired (underlying) fund fees and expenses[1]	0.30
Total annual fund operating expenses	0.84
Fee waiver and/or expense reimbursement[2]	0.16
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.68

1 Restated to reflect current fees.

2 The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least November 30, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$69	$252	$450	$1,022

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objectives by investing in shares of two underlying funds, the American Funds Insurance Series – Growth-Income Fund (the “Growth-Income Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”) – while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The fund normally seeks to invest 80% of its assets in the Growth-Income Fund, which seeks to achieve long-term growth of capital and income. The Growth-Income Fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. The Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund invests the remainder of its assets in the Bond Fund and in cash and/or U.S. Treasury futures. The Bond Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB+ or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser).

The fund’s investment in the Bond Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

American Funds Insurance Series — Managed Risk Funds / Prospectus     16

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from market declines.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

17     American Funds Insurance Series — Managed Risk Funds / Prospectus

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series — Managed Risk Funds / Prospectus     18

Investment results The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The S&P 500 Managed Risk Index – Moderate and the S&P 500 Managed Risk Index – Moderate Aggressive are designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash while maintaining a fixed allocation to the underlying bond index. The Lipper Growth and Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2016:	1 year	Lifetime
Fund (inception date – 5/1/13)	6.49%	6.38%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	11.96	12.28
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.27	7.71
S&P 500 Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.67	8.46
Lipper Growth and Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	10.47	8.67

19     American Funds Insurance Series — Managed Risk Funds / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	5 years	Partner – Capital World Investors
James R. Mulally	5 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	5 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the Growth-Income Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Growth-Income Fund	Primary title with investment adviser
Donald D. O’Neal Vice Chairman of the Board	12 years	Partner – Capital Research Global Investors
Dylan Yolles Vice President	12 years	Partner – Capital International Investors
J. Blair Frank	12 years	Partner – Capital Research Global Investors
Claudia P. Huntington	24 years	Partner – Capital Research Global Investors
William L. Robbins	6 years	Partner – Capital International Investors

The individuals primarily responsible for the portfolio management of the Bond Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Bond Fund	Primary title with investment adviser
Pramod Atluri	2 years	Vice President – Capital Fixed Income Investors
David A. Hoag	10 years	Partner – Capital Fixed Income Investors

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series — Managed Risk Funds / Prospectus     20

Managed Risk Asset Allocation Fund

Investment objective The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P1 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P1
Management fees	0.15%
Distribution fees	None
Other expenses	0.28
Acquired (underlying) fund fees and expenses[1]	0.29
Total annual fund operating expenses	0.72
Fee waiver and/or expense reimbursement[2]	0.05
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.67

1 Restated to reflect current fees.

2 The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. This waiver will be in effect through at least November 30, 2018. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P1	$68	$225	$396	$890

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series Asset Allocation FundSM while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of October 31, 2017, the fund was approximately 65% invested in equity securities, 27% invested in debt securities and 8% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

21     American Funds Insurance Series — Managed Risk Funds / Prospectus

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying fund. In addition, the managed risk strategy may not effectively protect the fund from market declines.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

American Funds Insurance Series — Managed Risk Funds / Prospectus     22

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The underlying fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

23     American Funds Insurance Series — Managed Risk Funds / Prospectus

Investment results The following bar chart shows how the investment results of the Class P1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The 60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index is a composite blend of 60% of the S&P 500 Index and 40% of the Bloomberg Barclays U.S. Aggregate Index and represents a broad measure of the U.S. stock and bond markets, including market sectors in which the underlying fund may invest. The S&P 500 Managed Risk Index – Moderate and the S&P 500 Managed Risk Index – Moderate Conservative are designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash while maintaining a fixed allocation to the underlying bond index. The Lipper Balanced Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2016:	1 year	Lifetime
Fund (inception date – 9/28/12)	7.57%	7.25%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	11.96	13.30
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	1.69
60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.31	8.67
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.27	8.62
S&P 500 Managed Risk Index – Moderate Conservative (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.06	7.84
Lipper Balanced Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	7.20	7.27

American Funds Insurance Series — Managed Risk Funds / Prospectus     24

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	5 years	Partner – Capital World Investors
James R. Mulally	5 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	5 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the underlying fund	Primary title with investment adviser
Alan N. Berro President	18 years	Partner – Capital World Investors
J. David Carpenter	5 years	Partner – Capital World Investors
David A. Daigle	8 years	Partner – Capital Fixed Income Investors
Jeffrey T. Lager	10 years	Partner – Capital World Investors
James R. Mulally	12 years	Partner – Capital Fixed Income Investors
John R. Queen	1 year	Partner – Capital Fixed Income Investors

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

25     American Funds Insurance Series — Managed Risk Funds / Prospectus

Investment objectives, strategies and risks

Managed Risk Growth Fund The fund’s investment objective is to provide growth of capital while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series – Growth Fund (the “Growth Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”), while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The fund normally seeks to invest 80% of its assets in the Growth Fund. The investment objective of the Growth Fund is to provide growth of capital. The Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Growth Fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. Although the Growth Fund focuses on investments in medium to larger capitalization companies, the Growth Fund’s investments are not limited to a particular capitalization size. The Growth Fund may also invest in other equity type securities, such as preferred stocks, convertible preferred stocks and convertible funds.

The fund invests the remainder of its assets in the Bond Fund and in cash and/or U.S. Treasury futures. The investment objective of the Bond Fund is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the underlying fund’s investment adviser or unrated but determined by the adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Bond Fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

In addition, the Bond Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. Although the Bond Fund may generally invest in debt securities of any maturity or duration, such contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Bond Fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy.

The Bond Fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Bond Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Bond Fund.

Among other derivative instrument types, the Bond Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Bond Fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The Bond Fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the Bond Fund may enter into forward currency contracts to protect against changes in currency exchange rates. The Bond Fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund’s investment in the Bond Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the

American Funds Insurance Series — Managed Risk Funds / Prospectus     26

subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury futures) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury futures, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the

27     American Funds Insurance Series — Managed Risk Funds / Prospectus

underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings

American Funds Insurance Series — Managed Risk Funds / Prospectus     28

are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund’s investment strategies.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to the country, region, industry or sector than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce an underlying fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to an underlying fund.

29     American Funds Insurance Series — Managed Risk Funds / Prospectus

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to an underlying fund. To the extent an underlying fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of an underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If an underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to an underlying fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose an underlying fund to potential gains and losses in excess of the initial amount invested.

Interest rate risk — The values and liquidity of the securities held by an underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. An underlying fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, an underlying fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are generated and published under agreements between Standard and Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth Funds Index is an equally weighted index of growth funds, as defined by each fund’s related prospectus. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of  sales charges, account fees or U.S. federal income taxes. The Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in both Lipper indexes include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

American Funds Insurance Series — Managed Risk Funds / Prospectus     30

Managed Risk International Fund The fund’s investment objective is to provide long-term growth of capital while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series – International Fund (the “International Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”), while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The fund normally seeks to invest 80% of its assets in the International Fund. The investment objective of the International Fund is to provide long-term growth of capital. The International Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth. The International Fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the International Fund may obtain exposure to equity investments in local markets. Although the International Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

The fund invests the remainder of its assets in the Bond Fund and in cash and/or U.S. Treasury futures. The investment objective of the Bond Fund is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the underlying fund’s investment adviser or unrated but determined by the adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Bond Fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

In addition, the Bond Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. Although the Bond Fund may generally invest in debt securities of any maturity or duration, such contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Bond Fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy.

The Bond Fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Bond Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Bond Fund.

Among other derivative instrument types, the Bond Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Bond Fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The Bond Fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the Bond Fund may enter into forward currency contracts to protect against changes in currency exchange rates. The Bond Fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund’s investment in the Bond Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

31     American Funds Insurance Series — Managed Risk Funds / Prospectus

The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury futures) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury futures, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts.

American Funds Insurance Series — Managed Risk Funds / Prospectus     32

Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower

33     American Funds Insurance Series — Managed Risk Funds / Prospectus

yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund’s investment strategies.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to the country, region, industry or sector than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of

American Funds Insurance Series — Managed Risk Funds / Prospectus     34

an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce an underlying fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to an underlying fund.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to an underlying fund. To the extent an underlying fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of an underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If an underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to an underlying fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose an underlying fund to potential gains and losses in excess of the initial amount invested.

Interest rate risk — The values and liquidity of the securities held by an underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. An underlying fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, an underlying fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are generated and published under agreements between Standard and Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

35     American Funds Insurance Series — Managed Risk Funds / Prospectus

Managed Risk Blue Chip Income and Growth Fund The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series – Blue Chip Income and Growth Fund (the “Blue Chip Fund”) and the American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund (the “Government Fund”), while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts. Through its investments in the Blue Chip Fund and the Government Fund, the fund will normally invest at least 80% of its assets in "blue chip" securities.

The fund normally seeks to invest 80% of its assets in the Blue Chip Fund. The investment objectives of the Blue Chip Fund are (1) to produce income exceeding the average yield on U.S. stocks generally and (2) to provide an opportunity for growth of principal consistent with sound common stock investing. Normally, the Blue Chip Fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The Blue Chip Fund’s investment adviser considers these types of investments to be “blue chip” stocks. Under normal market conditions, the Blue Chip Fund invests at least 90% of its assets in equity securities, and the Blue Chip Fund ordinarily invests at least 90% of its equity assets in the stocks of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser. The Blue Chip Fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. In seeking to provide investors with a level of current income that exceeds the average yield on U.S. stocks, the Blue Chip Fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index.

The fund invests the remainder of its assets in the Government Fund and in cash and/or U.S. Treasury futures. The investment objective of the Government Fund is to provide a high level of current income consistent with preservation of capital. Normally, the Government Fund invests at least 80% of its assets in debt securities (which may be represented by other investment instruments, including derivatives) that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by NRSROs designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser. The Government Fund’s investment adviser considers these types of investments to be “blue chip” securities.

The Government Fund may also invest a significant portion of its assets in mortgage-backed securities (including contracts for future delivery of such securities, such as to-be-announced contracts and mortgage dollar rolls). Although the Government Fund may generally invest in debt securities of any maturity or duration, such contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Government Fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The Government Fund may also invest in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

Additionally, the Government Fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Government Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Government Fund.

Among other derivative instrument types, the Government Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Government Fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark.

The fund’s investment in the Government Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

American Funds Insurance Series — Managed Risk Funds / Prospectus     36

The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury futures) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury futures, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

37     American Funds Insurance Series — Managed Risk Funds / Prospectus

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

American Funds Insurance Series — Managed Risk Funds / Prospectus     38

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund’s investment strategies.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to the country, region, industry or sector than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce an underlying fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to an underlying fund.

39     American Funds Insurance Series — Managed Risk Funds / Prospectus

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to an underlying fund. To the extent an underlying fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of an underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If an underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

Portfolio turnover — An underlying fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect an underlying fund’s returns to shareholders.

Interest rate risk — The values and liquidity of the securities held by an underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. An underlying fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, an underlying fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are generated and published under agreements between Standard and Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth and Income Funds Index is an equally weighted index of funds that combines a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

American Funds Insurance Series — Managed Risk Funds / Prospectus     40

Managed Risk Growth-Income Fund The fund’s investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series – Growth-Income Fund (the “Growth-Income Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”), while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The fund normally seeks to invest 80% of its assets in the Growth-Income Fund. The investment objectives of the Growth-Income Fund are to achieve long-term growth of capital and income. The Growth-Income Fund invests primarily in common stocks or other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the Growth-Income Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets.

The fund invests the remainder of its assets in the Bond Fund and in cash and/or U.S. Treasury futures. The investment objective of the Bond Fund is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the underlying fund’s investment adviser or unrated but determined by the adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Bond Fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

In addition, the Bond Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. Although the Bond Fund may generally invest in debt securities of any maturity or duration, such contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Bond Fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy.

The Bond Fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Bond Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Bond Fund.

Among other derivative instrument types, the Bond Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Bond Fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The Bond Fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the Bond Fund may enter into forward currency contracts to protect against changes in currency exchange rates. The Bond Fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund’s investment in the Bond Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level

41     American Funds Insurance Series — Managed Risk Funds / Prospectus

of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury futures) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury futures, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

American Funds Insurance Series — Managed Risk Funds / Prospectus     42

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings

43     American Funds Insurance Series — Managed Risk Funds / Prospectus

are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund’s investment strategies.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to the country, region, industry or sector than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce an underlying fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to an underlying fund.

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Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to an underlying fund. To the extent an underlying fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of an underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If an underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to an underlying fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose an underlying fund to potential gains and losses in excess of the initial amount invested.

Interest rate risk — The values and liquidity of the securities held by an underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. An underlying fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, an underlying fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are generated and published under agreements between Standard and Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth and Income Funds Index is an equally weighted index of funds that combines a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

45     American Funds Insurance Series — Managed Risk Funds / Prospectus

Managed Risk Asset Allocation Fund The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series Asset Allocation Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of October 31, 2017, the fund was approximately 65% invested in equity securities, 27% invested in debt securities and 8% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The underlying fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The underlying fund may invest in a derivative only if, in the opinion of its investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the underlying fund.

Among other derivative instrument types, the underlying fund may invest in futures contracts and interest rate swaps in order to seek to manage the underlying fund’s sensitivity to interest rates. As described in further detail below, a futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, a prime rate or other benchmark.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury futures) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in

American Funds Insurance Series — Managed Risk Funds / Prospectus     46

depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury futures, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The success of the fund will be impacted by the results of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

The fund or the underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

47     American Funds Insurance Series — Managed Risk Funds / Prospectus

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The underlying fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

American Funds Insurance Series — Managed Risk Funds / Prospectus     48

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund’s investment strategies.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund or the underlying fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund or the underlying fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund or the underlying fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund or the underlying fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the underlying fund. To the extent the underlying fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

Exposure to country, region, industry or sector — Subject to its investment limitations, the underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to the country, region, industry or sector than a fund without such levels of exposure. For example, if the underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

49     American Funds Insurance Series — Managed Risk Funds / Prospectus

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index blends the S&P 500 Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly. The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are generated and published under agreements between Standard and Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Balanced Funds Index is an equally weighted index of funds that seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Information regarding the underlying funds For additional and more current information regarding the underlying funds, investors should read the current prospectus of the applicable underlying funds. Each of the funds described in this prospectus relies on the professional judgment of the investment adviser to the funds and to the underlying funds to make decisions about the underlying funds’ respective portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

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Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including each of the underlying funds and the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. The total management fee paid by each fund to its investment adviser for the most recent fiscal year, in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2016.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserves the right to delay implementing the reorganization.

Portfolio holdings A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

51     American Funds Insurance Series — Managed Risk Funds / Prospectus

Portfolio management for the funds Capital Research and Management Company is the investment adviser to the funds and the underlying funds. The investment adviser is responsible for the management of the funds and, subject to the review and approval of the Series’ board of trustees, the selection of the subadviser to the funds, the monitoring and oversight of any such subadviser and the implementation of policies and procedures reasonably designed to ensure that such subadviser complies with the funds’ respective investment objectives, strategies and restrictions.

Milliman Financial Risk Management LLC is the subadviser to the funds with respect to the management of the funds’ managed risk strategies.

The table below shows the investment experience and role in management for each of the investment adviser’s investment professionals primarily responsible for management of the funds.

Portfolio manager for the funds/Title (if applicable)	Investment experience	Experience in the funds	Role in management of the funds
Alan N. Berro President	Investment professional for 32 years in total; 27 years with Capital Research and Management Company or affiliate	5 years	Serves as a portfolio manager
James R. Mulally	Investment professional for 42 years in total; 37 years with Capital Research and Management Company or affiliate	5 years	Serves as a portfolio manager

The table below shows the investment experience and role in management for the subadviser’s investment professional primarily responsible for the management of the funds’ managed risk strategies.

Portfolio manager for the funds/Title (if applicable)	Investment experience	Experience in the funds	Role in management of the funds
Adam Schenck	Investment professional for 13 years, all with Milliman Financial Risk Management LLC or affiliate	5 years	Serves as a portfolio manager of the subadviser with respect to the funds’ managed risk strategies

The Capital SystemSM for the underlying funds Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets for the underlying funds. Under this approach, the portfolio of each underlying fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of each underlying fund’s portfolio. Investment decisions are subject to the underlying fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by a fund’s fixed-income portfolio managers are informed by the investment themes discussed by the group.

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Purchases and redemptions of shares Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds). The Series typically expects to pay redemption proceeds one business day following receipt and acceptance of a redemption order. However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (“1940 Act”). Under the 1940 Act, the Series may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances.

Under normal conditions, the Series typically expects to meet shareholder redemptions by monitoring the Series’ portfolio and redemption activities and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. The Series may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the Series’ custodian bank, borrowing from a line of credit and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

Although payment of redemptions normally will be in cash, the Series may pay the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain at market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the Series pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

53     American Funds Insurance Series — Managed Risk Funds / Prospectus

Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the Series’ broad ability to restrict potentially harmful trading as described previously, the Series’ board of trustees has adopted a “purchase blocking policy” under which any contract owner redeeming units representing a beneficial interest in any fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

· purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchases and redemptions in community foundation accounts;

· purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy if American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares in such accounts.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the Series.

American Funds Insurance Series — Managed Risk Funds / Prospectus     54

Valuing shares The net asset value of each share class of each fund is calculated based in part upon the net asset value of the share class of the underlying funds in which the fund invests. The prospectus for each underlying fund explains the circumstances under which the underlying fund will use fair value pricing and the effects of using fair value pricing. The net asset value of each share class of a fund is the value of a single share of that class. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds’ net asset values would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The underlying funds have adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the underlying funds’ equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the underlying funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

Plan of distribution The Series has adopted a plan of distribution for Class P1 shares under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the Series’ board of trustees. The plan provides for annual expenses of .25% for Class P1 shares; however, the Series’ board of trustees has not authorized any payments under the plan.

Fund expenses In periods of market volatility, assets of the funds and/or the applicable underlying funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

Each fund will invest in Class 1 shares of the applicable underlying fund(s). Accordingly, fees and expenses of the underlying fund(s) reflect current expenses of the Class 1 shares of the underlying fund(s). The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund’s most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee provided by the insurance companies that include the funds as an underlying investment in their variable contracts. Each fund will pay an insurance administration fee of .25% to these insurance companies for providing certain services pursuant to an insurance administrative services plan adopted by the Series.

Investment results All fund results in the “Investment results” section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Distributions and taxes Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

55     American Funds Insurance Series — Managed Risk Funds / Prospectus

Financial highlights The Financial Highlights table is intended to help you understand a fund’s results (1) for each of the last three fiscal years and for the fiscal period ended December 31, 2013 for Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund, (2) for each of the last four fiscal years and for the fiscal period ended December 31, 2012 for Managed Risk Asset Allocation Fund and (3) for each of the funds, the six months ended June 30, 2017. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the fund’s statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP (except for the six months ended June 30, 2017), whose current report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower. The information for the six-month period presented has been derived from the fund’s unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the period presented.

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period (loss)	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[2]	Net effective expense ratio[2,3]	Ratio of net income to average net assets[2]
Managed Risk Growth Fund
Class P1:
6/30/17[4,5]	$10.71	$ —[6]	$1.51	$1.51	$(.07)	$ (.20)	$ (.27)	$11.95	14.10%[7,8]	$ 1	.52%[8,10]	.36%[8,10]	.70%[8,10]	.03%[8,10]
12/31/16	11.49	.08	.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89[8]	1	.50[8]	.34[8]	.68[8]	.79[8]
12/31/15	11.37	.09	.03	.12	—	—	—	11.49	1.06[8]	—[9]	.53[8]	.29[8]	.63[8]	.80[8]
12/31/14	11.43	.31	(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18[8]	—[9]	.50[8]	.32[8]	.65[8]	2.71[8]
12/31/13[4,11]	10.00	.12	1.38	1.50	(.07)	—	(.07)	11.43	15.05[7,8]	—[9]	.88[8,10]	.25[8,10]	.58[8,10]	1.64[8,10]
Class P2:
6/30/17[4,5]	10.64	(.02)	1.50	1.48	(.04)	(.20)	(.24)	11.88	13.91[7]	245	.79[10]	.63[10]	.97[10]	(.27)[10]
12/31/16	11.43	.05	.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52	200.79		.63	.97	.43
12/31/15	11.35	.04	.04	.08	—	—	—	11.43	.71	146.89		.66	1.00	.31
12/31/14	11.43	.12	.08	.20	(.09)	(.19)	(.28)	11.35	1.77	79.87		.69	1.02	1.01
12/31/13[2,11]	10.00	.12	1.37	1.49	(.06)	—	(.06)	11.43	14.94[7,8]	28	1.05[8,10]	.52[8,10]	.85[8,10]	1.69[8,10]
Managed Risk International Fund
Class P1:
6/30/17[4,5]	$ 8.89	$.02	$1.48	$1.50	$(.10)	$(.12)	$(.22)	$10.17	16.87%[7,8]	$ —[9]	.38%[8,10]	.22%[8,10]	.73%[8,10]	.34%[8,10]
12/31/16	9.48	.10	(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[8]	—[9]	.39[8]	.23[8]	.74[8]	1.15[8]
12/31/15	10.10	.18	(.80)	(.62)	—[6]	—	—[6]	9.48	(6.12)[8]	—[9]	.45[8]	.21[8]	.72[8]	1.75[8]
12/31/14	10.82	.14	(.71)	(.57)	(.15)	—	(.15)	10.10	(5.31)[8]	—[9]	.50[8]	.25[8]	.76[8]	1.33[8]
12/31/13[4,11]	10.00	.13	.78	.91	(.09)	—	(.09)	10.82	9.08[7,8]	—[9]	1.05[8,10]	.23[8,10]	.73[8,10]	1.92[8,10]
Class P2:
6/30/17[4,5]	8.83	.01	1.46	1.47	(.08)	(.12)	(.20)	10.10	16.57[7]	124	.79[10]	.63[10]	1.14[10]	.12[10]
12/31/16	9.43	.09	(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97.79		.63	1.14	.97
12/31/15	10.09	.13	(.79)	(.66)	—[6]	—	—[6]	9.43	(6.52)	83.90		.66	1.17	1.30
12/31/14	10.82	.16	(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)	46.91		.67	1.18	1.51
12/31/13[4,11]	10.00	.18	.72	.90	(.08)	—	(.08)	10.82	8.99[7,8]	17	1.19[8,10]	.44[8,10]	.94[8,10]	2.66[8,10]
Managed Risk Blue Chip Income and Growth Fund
Class P1:
6/30/17[4,5]	$11.67	$.02	$ .61	$ .63	$(.15)	$(.19)	$(.34)	$11.96	5.37%[7,8]	$ —[9]	.42%[8,10]	.27%[8,10]	.66%[8,10]	.31%[8,10]
12/31/16	10.80	.20	1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77[8]	—[9]	.43[8]	.27[8]	.67[8]	1.83[8]
12/31/15	11.70	.19	(1.02)	(.83)	(.07)	—	(.07)	10.80	(7.07)[8]	—[9]	.50[8]	.27[8]	.66[8]	1.64[8]
12/31/14	11.05	.40	.55	.95	(.30)	—	(.30)	11.70	8.58[8]	—[9]	.50[8]	.31[8]	.70[8]	3.43[8]
12/31/13[4,11]	10.00	.20	1.01	1.21	(.16)	—	(.16)	11.05	12.16[7,8]	—[9]	.84[8,10]	.24[8,10]	.64[8,10]	2.80[8,10]
Class P2:
6/30/17[4,5]	11.61	.01	.59	.60	(.15)	(.19)	(.34)	11.87	5.11[7]	361	.79[10]	.63[10]	1.03[10]	.13[10]
12/31/16	10.76	.23	1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291.79		.63	1.03	2.04
12/31/15	11.67	.18	(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)	137.89		.66	1.05	1.57
12/31/14	11.05	.50	.40	.90	(.28)	—	(.28)	11.67	8.10	98.88		.69	1.08	4.27
12/31/13[4,11]	10.00	.28	.92	1.20	(.15)	—	(.15)	11.05	12.05[7,8]	26	1.04[8,10]	.54[8,10]	.94[8,10]	3.91[8,10]

American Funds Insurance Series — Managed Risk Funds / Prospectus     56

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period (loss)	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[2]	Net effective expense ratio[2,3]	Ratio of net income to average net assets[2]
Managed Risk Growth-Income Fund
Class P1:
6/30/17[4,5]	$11.07	$.02	$ .99	$1.01	$(.13)	$(.50)	$(.63)	$11.45	9.11%[7,8]	$ 2	.53%[8,10]	.37%[8,10]	.65%[8,10]	.27%[8,10]
12/31/16	11.25	.16	.52	.68	(.16)	(.70)	(.86)	11.07	6.49[8]	1	.52[8]	.36[8]	.64[8]	1.46[8]
12/31/15	11.67	.25	(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[8]	1	.56[8]	.31[8]	.59[8]	2.17[8]
12/31/14	11.50	.35	.21	.56	(.14)	(.25)	(.39)	11.67	4.85[8]	—[9]	.45[8]	.25[8]	.52[8]	2.94[8]
12/31/13[4,11]	10.00	.14	1.47	1.61	(.11)	—	(.11)	11.50	16.15[7,8]	—[9]	.92[8,10]	.23[8,10]	.50[8,10]	2.01[8,10]
Class P2:
6/30/17[4,5]	11.02	—[6]	1.00	1.00	(.12)	(.50)	(.62)	11.40	9.10%[7]	184	.79[10]	.63[10]	.91[10]	(.04)[10]
12/31/16	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160.79		.63	.91	1.13
12/31/15	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)	122.89		.66	.94	1.04
12/31/14	11.50	.16	.35	.51	(.11)	(.25)	(.36)	11.65	4.42	76.87		.69	.96	1.38
12/31/13[4,11]	10.00	.20	1.40	1.60	(.10)	—	(.10)	11.50	16.04[7,8]	24	1.09[8,10]	.50[8,10]	.77[8,10]	2.73[8,10]
Managed Risk Asset Allocation Fund
Class P1:
6/30/17[4,5]	$12.02	$.02	$ .88	$ .90	$(.10)	$(.12)	$(.22)	$12.70	7.53%[7]	$1,466	.43%[10]	.38%[10]	.66%[10]	.30%[10]
12/31/16	11.72	.19	.67	.86	(.19)	(.37)	(.56)	12.02	7.57	1,217.43		.38	.66	1.65
12/31/15	12.29	.25	(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)	712.54		.40	.68	2.06
12/31/14	11.93	.13	.26	.39	(.03)	—	(.03)	12.29	3.24	277.53		.48	.76	1.04
12/31/13	9.99	.27	1.81	2.08	(.14)	—	(.14)	11.93	20.82[8]	112	.55[8]	.47[8]	.75[8]	2.37[8]
12/31/12[4,12]	10.00	.15	(.03)	.12	(.13)	—	(.13)	9.99	1.24[7,8]	—[9]	.15[8,10]	.07[8,10]	.37[8,10]	1.72[8,10]
Class P2:
6/30/17[4,5]	12.01	—[6]	.89	.89	(.10)	(.12)	(.22)	12.68	7.43[7]	2,620	.68[10]	.63[10]	.91[10]	.03[10]
12/31/16	11.71	.14	.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342.68		.63	.91	1.20
12/31/15	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)	1,953.79		.66	.94	1.16
12/31/14	11.93	.16	.19	.35	(.01)	—	(.01)	12.27	2.91	1,780.79		.73	1.01	1.33
12/31/13	9.99	.28	1.77	2.05	(.11)	—	(.11)	11.93	20.58[8]	795	.80[8]	.73[8]	1.01[8]	2.43[8]
12/31/12[4,12]	10.00	.17	(.05)	.12	(.13)	—	(.13)	9.99	1.21[7,8]	—[9]	.24[8,10]	.11[8,10]	.41[8,10]	2.38[8,10]

	Six months ended	Period ended December 31
Portfolio turnover rate for all share classes	June 30, 2017	2016	2015	2014	2013	2012
Managed Risk Growth Fund	5%	15%	16%	22%	10%[4,7,11]
Managed Risk International Fund	4	26	15	22	6[4,7,11]
Managed Risk Blue Chip Income and Growth Fund	5	9	20	22	3[4,7,11]
Managed Risk Growth-Income Fund	3	14	11	28	2[4,7,11]
Managed Risk Asset Allocation Fund	—[13]	3	3	3	3	—[4,7,12,13]

1 Based on average shares outstanding.

2 This column reflects the impact of certain waivers/reimbursements by Capital Research and Management Company. Capital Research and Management Company waived a portion of investment advisory services and reimbursed a portion of miscellaneous fees and expenses.

3 Ratio reflects weighted average net expense ratio of the underlying fund for the period presented.

4 Based on operations for the period shown and, accordingly, is not representative of a full year.

5 Unaudited.

6 Amount less than $.01.

7 Not annualized.

8 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

9 Amount less than $1 million.

10 Annualized.

11 For the period May 1, 2013, commencement of operations, through December 31, 2013.

12 For the period September 28, 2012, commencement of operations, through December 31, 2012.

12 Amount is either less than 1% or there is no turnover.

57     American Funds Insurance Series — Managed Risk Funds / Prospectus

Notes

American Funds Insurance Series — Managed Risk Funds / Prospectus     58

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INP1PRX-998-1117P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series® Prospectus Class P2 shares November 30, 2017

Managed Risk Growth Fund
Managed Risk International Fund
Managed Risk Blue Chip Income and Growth Fund
Managed Risk Growth-Income Fund
Managed Risk Asset Allocation Fund

Table of contents

Summaries: Managed Risk Growth Fund 1 Managed Risk International Fund 6 Managed Risk Blue Chip Income and Growth Fund 11 Managed Risk Growth-Income Fund 16 Managed Risk Asset Allocation Fund 21

Investment objectives, strategies and risks 26

Information regarding the underlying funds 50

Management and organization 51

Purchases and redemptions of shares 53

Plan of distribution 55

Fund expenses 55

Investment results 55

Distributions and taxes 55

Financial highlights 56

Neither the U.S. Securities and Exchange Commission nor the Commodity Futures Trading Commission has approved or disapproved of these securities or determined that this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Managed Risk Growth Fund

Investment objective The fund’s investment objective is to provide growth of capital while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	0.15%
Distribution fees	0.25
Other expenses	0.39
Acquired (underlying) fund fees and expenses[1]	0.35
Total annual fund operating expenses	1.14
Fee waiver and/or expense reimbursement[2]	0.16
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.98

1 Restated to reflect current fees.

2 The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least November 30, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$100	$346	$612	$1,372

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objective by investing in shares of two underlying funds, the American Funds Insurance Series – Growth Fund (the “Growth Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”) – while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The fund normally seeks to invest 80% of its assets in the Growth Fund, the investment objective of which is to provide growth of capital. The Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Growth Fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States. The fund invests the remainder of its assets in the Bond Fund and in cash and/or U.S. Treasury futures. The Bond Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB+ or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser).

The fund’s investment in the Bond Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

1     American Funds Insurance Series — Managed Risk Funds / Prospectus

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from market declines.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

American Funds Insurance Series — Managed Risk Funds / Prospectus     2

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

3     American Funds Insurance Series — Managed Risk Funds / Prospectus

Investment results The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The S&P 500 Managed Risk Index – Moderate and the S&P 500 Managed Risk Index – Moderate Aggressive are designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash while maintaining a fixed allocation to the underlying bond index. The Lipper Growth Funds Index and the Lipper Capital Appreciation Funds Index include mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2016:	1 year	Lifetime
Fund (inception date – 5/1/13)	2.52%	5.28%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	11.96	12.28
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.27	7.71
S&P 500 Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.67	8.46
Lipper Growth Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	7.66	11.36
Lipper Capital Appreciation Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	6.06	10.32

American Funds Insurance Series — Managed Risk Funds / Prospectus     4

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	5 years	Partner – Capital World Investors
James R. Mulally	5 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	5 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying funds The individuals primarily responsible for the portfolio management of the Growth Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Growth Fund	Primary title with investment adviser
Mark L. Casey	1 year	Partner – Capital World Investors
Michael T. Kerr	12 years	Partner – Capital World Investors
Andraz Razen	5 years	Partner – Capital World Investors
Martin Romo	2 years	Partner – Capital World Investors
Alan J. Wilson	4 years	Partner – Capital World Investors

The individuals primarily responsible for the portfolio management of the Bond Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Bond Fund	Primary title with investment adviser
Pramod Atluri	2 years	Vice President – Capital Fixed Income Investors
David A. Hoag	10 years	Partner – Capital Fixed Income Investors

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

5     American Funds Insurance Series — Managed Risk Funds / Prospectus

Managed Risk International Fund

Investment objective The fund’s investment objective is to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	0.15%
Distribution fees	0.25
Other expenses	0.39
Acquired (underlying) fund fees and expenses[1]	0.50
Total annual fund operating expenses	1.29
Fee waiver and/or expense reimbursement[2]	0.16
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.13

1 Restated to reflect current fees.

2 The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least November 30, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$115	$393	$692	$1,542

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objective by investing in shares of two underlying funds, the American Funds Insurance Series – International Fund (the “International Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”) – while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The fund normally seeks to invest 80% of its assets in the International Fund, the investment objective of which is to provide long-term growth of capital. The International Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth. The fund invests the remainder of its assets in the Bond Fund and in cash and/or U.S. Treasury futures. The Bond Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB+ or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser).

The fund’s investment in the Bond Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

American Funds Insurance Series — Managed Risk Funds / Prospectus     6

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from market declines.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

7     American Funds Insurance Series — Managed Risk Funds / Prospectus

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series — Managed Risk Funds / Prospectus     8

Investment results The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate and the S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive are designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash while maintaining a fixed allocation to the underlying bond index. The Lipper International Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2016:	1 year	Lifetime
Fund (inception date – 5/1/13)	–3.05%	–1.91%
MSCI All Country World ex USA Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	4.50	0.65
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–2.43	0.04
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	–3.17	–0.23
Lipper International Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	1.70	2.28

9     American Funds Insurance Series — Managed Risk Funds / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	5 years	Partner – Capital World Investors
James R. Mulally	5 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	5 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying funds The individuals primarily responsible for the portfolio management of the International Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the International Fund	Primary title with investment adviser
Sung Lee Vice President	12 years	Partner – Capital Research Global Investors
L. Alfonso Barroso	9 years	Partner – Capital Research Global Investors
Jesper Lyckeus	11 years	Partner – Capital Research Global Investors
Christopher Thomsen	12 years	Partner – Capital Research Global Investors

The individuals primarily responsible for the portfolio management of the Bond Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Bond Fund	Primary title with investment adviser
Pramod Atluri	2 years	Vice President – Capital Fixed Income Investors
David A. Hoag	10 years	Partner – Capital Fixed Income Investors

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series — Managed Risk Funds / Prospectus     10

Managed Risk Blue Chip Income and Growth Fund

Investment objectives The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	0.15%
Distribution fees	0.25
Other expenses	0.39
Acquired (underlying) fund fees and expenses[1]	0.40
Total annual fund operating expenses	1.19
Fee waiver and/or expense reimbursement[2]	0.16
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.03

1 Restated to reflect current fees.

2 The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least November 30, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$105	$362	$639	$1,429

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objectives by investing in shares of two underlying funds, the American Funds Insurance Series – Blue Chip Income and Growth Fund (the “Blue Chip Fund”) and the American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund (the “Government Fund”) – while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts. Through its investments in the Blue Chip Fund and the Government Fund, the fund will normally invest at least 80% of its assets in "blue chip" securities.

The fund normally seeks to invest 80% of its assets in the Blue Chip Fund. The investment objectives of the Blue Chip Fund are (1) to produce income exceeding the average yield on U.S. stocks generally and (2) to provide an opportunity for growth of principal consistent with sound common stock investing. Normally, the Blue Chip Fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The Blue Chip Fund’s investment adviser considers these types of investments to be “blue chip” stocks.

The fund invests the remainder of its assets in the Government Fund and in cash and/or U.S. Treasury futures. The Government Fund’s investment objective is to provide a high level of current income consistent with preservation of capital. The Government Fund normally invests at least 80% of its assets in debt securities that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by NRSROs designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser. The Government Fund’s investment adviser considers these types of investments to be “blue chip” securities.

The fund’s investment in the Government Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the

11     American Funds Insurance Series — Managed Risk Funds / Prospectus

subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from market declines.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

American Funds Insurance Series — Managed Risk Funds / Prospectus     12

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

13     American Funds Insurance Series — Managed Risk Funds / Prospectus

Investment results The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The S&P 500 Managed Risk Index – Moderate and the S&P 500 Managed Risk Index – Moderate Aggressive are designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash while maintaining a fixed allocation to the underlying bond index. The Lipper Growth and Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2016:	1 year	Lifetime
Fund (inception date – 5/1/13)	13.39%	6.77%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	11.96	12.28
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.27	7.71
S&P 500 Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.67	8.46
Lipper Growth and Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	10.47	8.67

American Funds Insurance Series — Managed Risk Funds / Prospectus     14

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	5 years	Partner – Capital World Investors
James R. Mulally	5 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	5 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying funds The individuals primarily responsible for the portfolio management of the Blue Chip Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Blue Chip Fund	Primary title with investment adviser
Christopher D. Buchbinder	10 years	Partner – Capital Research Global Investors
James B. Lovelace	10 years	Partner – Capital Research Global Investors
James Terrile	6 years	Partner – Capital Research Global Investors

The individuals primarily responsible for the portfolio management of the Government Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Government Fund	Primary title with investment adviser
David J. Betanzos	3 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald	8 years	Partner – Capital Fixed Income Investors
Ritchie Tuazon	3 years	Vice President – Capital Fixed Income Investors

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

15     American Funds Insurance Series — Managed Risk Funds / Prospectus

Managed Risk Growth-Income Fund

Investment objectives The fund’s investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	0.15%
Distribution fees	0.25
Other expenses	0.39
Acquired (underlying) fund fees and expenses[1]	0.30
Total annual fund operating expenses	1.09
Fee waiver and/or expense reimbursement[2]	0.16
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.93

1 Restated to reflect current fees.

2 The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least November 30, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$95	$331	$585	$1,314

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objectives by investing in shares of two underlying funds, the American Funds Insurance Series – Growth-Income Fund (the “Growth-Income Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”) – while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The fund normally seeks to invest 80% of its assets in the Growth-Income Fund, which seeks to achieve long-term growth of capital and income. The Growth-Income Fund invests primarily in common stocks or other securities that the investment adviser believes demonstrate the potential for appreciation and/or dividends. The Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The fund invests the remainder of its assets in the Bond Fund and in cash and/or U.S. Treasury futures. The Bond Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB+ or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser).

The fund’s investment in the Bond Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

American Funds Insurance Series — Managed Risk Funds / Prospectus     16

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying funds. In addition, the managed risk strategy may not effectively protect the fund from market declines.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”
Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

17     American Funds Insurance Series — Managed Risk Funds / Prospectus

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Insurance Series — Managed Risk Funds / Prospectus     18

Investment results The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The S&P 500 Managed Risk Index – Moderate and the S&P 500 Managed Risk Index – Moderate Aggressive are designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash while maintaining a fixed allocation to the underlying bond index. The Lipper Growth and Income Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2016:	1 year	Lifetime
Fund (inception date – 5/1/13)	6.08%	6.00%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	11.96	12.28
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.27	7.71
S&P 500 Managed Risk Index – Moderate Aggressive (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.67	8.46
Lipper Growth and Income Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	10.47	8.67

19     American Funds Insurance Series — Managed Risk Funds / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	5 years	Partner – Capital World Investors
James R. Mulally	5 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	5 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the Growth-Income Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Growth-Income Fund	Primary title with investment adviser
Donald D. O’Neal Vice Chairman of the Board	12 years	Partner – Capital Research Global Investors
Dylan Yolles Vice President	12 years	Partner – Capital International Investors
J. Blair Frank	12 years	Partner – Capital Research Global Investors
Claudia P. Huntington	24 years	Partner – Capital Research Global Investors
William L. Robbins	6 years	Partner – Capital International Investors

The individuals primarily responsible for the portfolio management of the Bond Fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the Bond Fund	Primary title with investment adviser
Pramod Atluri	2 years	Vice President – Capital Fixed Income Investors
David A. Hoag	10 years	Partner – Capital Fixed Income Investors

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

American Funds Insurance Series — Managed Risk Funds / Prospectus     20

Managed Risk Asset Allocation Fund

Investment objective The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold an interest in Class P2 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Class P2
Management fees	0.15%
Distribution fees	0.25
Other expenses	0.28
Acquired (underlying) fund fees and expenses[1]	0.29
Total annual fund operating expenses	0.97
Fee waiver and/or expense reimbursement[2]	0.05
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.92

1 Restated to reflect current fees.

2 The investment adviser is currently waiving a portion of its management fee equal to .05% of the fund’s net assets. This waiver will be in effect through at least November 30, 2018. The waiver may only be modified or terminated with the approval of the fund’s board.

Example This example is intended to help you compare the cost of investing in Class P2 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class P2	$94	$304	$531	$1,185

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities and other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal investment strategies The fund pursues its investment objective by investing in shares of an underlying fund, the American Funds Insurance Series Asset Allocation FundSM while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of October 31, 2017, the fund was approximately 65% invested in equity securities, 27% invested in debt securities and 8% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The fund employs a risk-management overlay referred to in this prospectus as the managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

21     American Funds Insurance Series — Managed Risk Funds / Prospectus

A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash linked to the value of the index at the close of the last trading day of the contract. A futures contract is considered a derivative because it derives its value from the price of the underlying index. A short position in an index futures contract gains in value when the underlying index declines and loses value when the underlying index rises.

The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. In situations of extreme market volatility, the subadviser will tend to use exchange-traded equity index futures more heavily, as the exchange-traded futures could significantly reduce the fund’s net economic exposure to equity securities. Even in periods of low volatility in the equity markets, however, the subadviser will continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investors in the fund should also understand that the fund’s objective of protecting against downside losses may result in the fund not realizing the full gains of the underlying fund. In addition, the managed risk strategy may not effectively protect the fund from market declines.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

American Funds Insurance Series — Managed Risk Funds / Prospectus     22

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The underlying fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

23     American Funds Insurance Series — Managed Risk Funds / Prospectus

Investment results The following bar chart shows how the investment results of the Class P2 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The 60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index is a composite blend of 60% of the S&P 500 Index and 40% of the Bloomberg Barclays U.S. Aggregate Index and represents a broad measure of the U.S. stock and bond markets, including market sectors in which the underlying fund may invest. The S&P 500 Managed Risk Index – Moderate and the S&P 500 Managed Risk Index – Moderate Conservative are designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash while maintaining a fixed allocation to the underlying bond index. The Lipper Balanced Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com/afis.

Average annual total returns For the periods ended December 31, 2016:	1 year	Lifetime
Fund (inception date – 9/28/12)	7.27%	6.98%
S&P 500 Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	11.96	13.30
Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	1.69
60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	8.31	8.67
S&P 500 Managed Risk Index – Moderate (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.27	8.62
S&P 500 Managed Risk Index – Moderate Conservative (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	7.06	7.84
Lipper Balanced Funds Index (reflects no deduction for sales charges, account fees or U.S. federal income taxes)	7.20	7.27

American Funds Insurance Series — Managed Risk Funds / Prospectus     24

Management

Investment adviser Capital Research and Management CompanySM

Subadviser Milliman Financial Risk Management LLC

Portfolio managers The individuals primarily responsible for the management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	5 years	Partner – Capital World Investors
James R. Mulally	5 years	Partner – Capital Fixed Income Investors

Subadviser portfolio manager The individual primarily responsible for the management of the fund’s managed risk strategy is:

Portfolio manager	Portfolio manager experience in this fund	Primary title with subadviser
Adam Schenck	5 years	Director – Portfolio Management Group, Milliman Financial Risk Management LLC

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the underlying fund	Primary title with investment adviser
Alan N. Berro President	18 years	Partner – Capital World Investors
J. David Carpenter	5 years	Partner – Capital World Investors
David A. Daigle	8 years	Partner – Capital Fixed Income Investors
Jeffrey T. Lager	10 years	Partner – Capital World Investors
James R. Mulally	12 years	Partner – Capital Fixed Income Investors
John R. Queen	1 year	Partner – Capital Fixed Income Investors

Tax information See your variable insurance contract prospectus for information regarding the federal income tax treatment of your variable insurance contract and related distributions.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as an insurance company), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information. The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

25     American Funds Insurance Series — Managed Risk Funds / Prospectus

Investment objectives, strategies and risks

Managed Risk Growth Fund The fund’s investment objective is to provide growth of capital while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series – Growth Fund (the “Growth Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”), while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The fund normally seeks to invest 80% of its assets in the Growth Fund. The investment objective of the Growth Fund is to provide growth of capital. The Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Growth Fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets. Although the Growth Fund focuses on investments in medium to larger capitalization companies, the Growth Fund’s investments are not limited to a particular capitalization size. The Growth Fund may also invest in other equity type securities, such as preferred stocks, convertible preferred stocks and convertible funds.

The fund invests the remainder of its assets in the Bond Fund and in cash and/or U.S. Treasury futures. The investment objective of the Bond Fund is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the underlying fund’s investment adviser or unrated but determined by the adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Bond Fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

In addition, the Bond Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. Although the Bond Fund may generally invest in debt securities of any maturity or duration, such contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Bond Fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy.

The Bond Fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Bond Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Bond Fund.

Among other derivative instrument types, the Bond Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Bond Fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The Bond Fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the Bond Fund may enter into forward currency contracts to protect against changes in currency exchange rates. The Bond Fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund’s investment in the Bond Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the

American Funds Insurance Series — Managed Risk Funds / Prospectus     26

subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury futures) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury futures, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the

27     American Funds Insurance Series — Managed Risk Funds / Prospectus

underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings

American Funds Insurance Series — Managed Risk Funds / Prospectus     28

are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.,

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund’s investment strategies.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to the country, region, industry or sector than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce an underlying fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to an underlying fund.

29     American Funds Insurance Series — Managed Risk Funds / Prospectus

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to an underlying fund. To the extent an underlying fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of an underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If an underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to an underlying fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose an underlying fund to potential gains and losses in excess of the initial amount invested.

Interest rate risk — The values and liquidity of the securities held by an underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. An underlying fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, an underlying fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are generated and published under agreements between Standard and Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth Funds Index is an equally weighted index of growth funds, as defined by each fund’s related prospectus. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of  sales charges, account fees or U.S. federal income taxes. The Lipper Capital Appreciation Funds Index is an equally weighted index of funds that aim for maximum capital appreciation. The results of the underlying funds in both Lipper indexes include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

American Funds Insurance Series — Managed Risk Funds / Prospectus     30

Managed Risk International Fund The fund’s investment objective is to provide long-term growth of capital while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series – International Fund (the “International Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”), while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The fund normally seeks to invest 80% of its assets in the International Fund. The investment objective of the International Fund is to provide long-term growth of capital. The International Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser believes have the potential for growth. The International Fund may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the International Fund may obtain exposure to equity investments in local markets. Although the International Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size.

The fund invests the remainder of its assets in the Bond Fund and in cash and/or U.S. Treasury futures. The investment objective of the Bond Fund is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the underlying fund’s investment adviser or unrated but determined by the adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Bond Fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

In addition, the Bond Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. Although the Bond Fund may generally invest in debt securities of any maturity or duration, such contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Bond Fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy.

The Bond Fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Bond Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Bond Fund.

Among other derivative instrument types, the Bond Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Bond Fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The Bond Fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the Bond Fund may enter into forward currency contracts to protect against changes in currency exchange rates. The Bond Fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund’s investment in the Bond Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

31     American Funds Insurance Series — Managed Risk Funds / Prospectus

The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury futures) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury futures, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

American Funds Insurance Series — Managed Risk Funds / Prospectus     32

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

33     American Funds Insurance Series — Managed Risk Funds / Prospectus

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund’s investment strategies.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to the country, region, industry or sector than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt

American Funds Insurance Series — Managed Risk Funds / Prospectus     34

securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce an underlying fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to an underlying fund.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to an underlying fund. To the extent an underlying fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of an underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If an underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to an underlying fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose an underlying fund to potential gains and losses in excess of the initial amount invested.

Interest rate risk — The values and liquidity of the securities held by an underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. An underlying fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, an underlying fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are generated and published under agreements between Standard and Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper International Funds Index is an equally weighted index of funds that invest assets in securities with primary trading markets outside the United States. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

35     American Funds Insurance Series — Managed Risk Funds / Prospectus

Managed Risk Blue Chip Income and Growth Fund The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series – Blue Chip Income and Growth Fund (the “Blue Chip Fund”) and the American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund (the “Government Fund”), while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts. Through its investments in the Blue Chip Fund and the Government Fund, the fund will normally invest at least 80% of its assets in "blue chip" securities.

The fund normally seeks to invest 80% of its assets in the Blue Chip Fund. The investment objectives of the Blue Chip Fund are (1) to produce income exceeding the average yield on U.S. stocks generally and (2) to provide an opportunity for growth of principal consistent with sound common stock investing. Normally, the Blue Chip Fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. The Blue Chip Fund’s investment adviser considers these types of investments to be “blue chip” stocks. Under normal market conditions, the Blue Chip Fund invests at least 90% of its assets in equity securities, and the Blue Chip Fund ordinarily invests at least 90% of its equity assets in the stocks of companies whose debt securities are rated at least investment grade by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser. The Blue Chip Fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States. In seeking to provide investors with a level of current income that exceeds the average yield on U.S. stocks, the Blue Chip Fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index.

The fund invests the remainder of its assets in the Government Fund and in cash and/or U.S. Treasury futures. The investment objective of the Government Fund is to provide a high level of current income consistent with preservation of capital. Normally, the Government Fund invests at least 80% of its assets in debt securities (which may be represented by other investment instruments, including derivatives) that are guaranteed or sponsored by the U.S. government or that are otherwise rated Aaa or AAA by NRSROs designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser. The Government Fund’s investment adviser considers these types of investments to be “blue chip” securities.

The Government Fund may also invest a significant portion of its assets in mortgage-backed securities (including contracts for future delivery of such securities, such as to-be-announced contracts and mortgage dollar rolls). Although the Government Fund may generally invest in debt securities of any maturity or duration, such contracts for future delivery are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Government Fund’s portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The Government Fund may also invest in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

Additionally, the Government Fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Government Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Government Fund.

Among other derivative instrument types, the Government Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Government Fund’s sensitivity to interest rates. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark.

The fund’s investment in the Government Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

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The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury futures) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury futures, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts.

37     American Funds Insurance Series — Managed Risk Funds / Prospectus

Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls

American Funds Insurance Series — Managed Risk Funds / Prospectus     38

or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund’s investment strategies.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to the country, region, industry or sector than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce an underlying fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to an underlying fund.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to an underlying fund. To the extent an underlying fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of an underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If an underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

39     American Funds Insurance Series — Managed Risk Funds / Prospectus

Portfolio turnover — An underlying fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect an underlying fund’s returns to shareholders.

Interest rate risk — The values and liquidity of the securities held by an underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. An underlying fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, an underlying fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are generated and published under agreements between Standard and Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth and Income Funds Index is an equally weighted index of funds that combines a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

American Funds Insurance Series — Managed Risk Funds / Prospectus     40

Managed Risk Growth-Income Fund The fund’s investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series – Growth-Income Fund (the “Growth-Income Fund”) and the American Funds Insurance Series – Bond Fund (the “Bond Fund”), while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The fund normally seeks to invest 80% of its assets in the Growth-Income Fund. The investment objectives of the Growth-Income Fund are to achieve long-term growth of capital and income. The Growth-Income Fund invests primarily in common stocks or other equity type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, that the investment adviser believes demonstrate the potential for appreciation and/or dividends. Although the Growth-Income Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States, including, to a more limited extent, in emerging markets.

The fund invests the remainder of its assets in the Bond Fund and in cash and/or U.S. Treasury futures. The investment objective of the Bond Fund is to provide as high a level of current income as is consistent with the preservation of capital. Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The Bond Fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the underlying fund’s investment adviser or unrated but determined to be of equivalent quality by the adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the underlying fund’s investment adviser or unrated but determined by the adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The Bond Fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

In addition, the Bond Fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. Although the Bond Fund may generally invest in debt securities of any maturity or duration, such contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the Bond Fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy.

The Bond Fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The Bond Fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the Bond Fund.

Among other derivative instrument types, the Bond Fund may invest in futures contracts and interest rate swaps in order to seek to manage the Bond Fund’s sensitivity to interest rates, and in credit default swap indices, or CDX, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The Bond Fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency. In addition, the Bond Fund may enter into forward currency contracts to protect against changes in currency exchange rates. The Bond Fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund’s investment in the Bond Fund seeks to provide a level of diversification across multiple asset classes. Because different asset classes often react differently to changes in market conditions, such diversification seeks to manage the fund's risk to market changes, including stock market declines. Additionally, the fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level

41     American Funds Insurance Series — Managed Risk Funds / Prospectus

of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury futures) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury futures, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The fund or an underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying funds, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in underlying funds and incurs expenses related to those underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of investments in underlying funds, the fund’s risks are directly related to the risks of those underlying funds. For this reason, it is important to understand the risks associated with investing both in the fund and in each of the underlying funds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or an underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or an underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

American Funds Insurance Series — Managed Risk Funds / Prospectus     42

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Market conditions — The prices of, and the income generated by, the securities held by an underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by an underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings

43     American Funds Insurance Series — Managed Risk Funds / Prospectus

are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, each underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund’s investment strategies.

Exposure to country, region, industry or sector — Subject to its investment limitations, an underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to the country, region, industry or sector than a fund without such levels of exposure. For example, if an underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce an underlying fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to an underlying fund.

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Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to an underlying fund. To the extent an underlying fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of an underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If an underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to an underlying fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose an underlying fund to potential gains and losses in excess of the initial amount invested.

Interest rate risk — The values and liquidity of the securities held by an underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. An underlying fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, an underlying fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are generated and published under agreements between Standard and Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth and Income Funds Index is an equally weighted index of funds that combines a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

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Managed Risk Asset Allocation Fund The fund’s investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. The fund pursues its investment objective by investing in Class 1 shares of the American Funds Insurance Series Asset Allocation Fund, while seeking to manage portfolio volatility and risk of loss primarily through the use of exchange-traded futures contracts.

The investment objective of the underlying fund is to provide investors with high total returns (including income and capital gains) consistent with preservation of capital over the long term. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The underlying fund varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the underlying fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments and cash. As of October 31, 2017, the fund was approximately 65% invested in equity securities, 27% invested in debt securities and 8% invested in money market instruments and cash. The proportion of equities, debt and money market securities held by the underlying fund varies with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities.

Although the underlying fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. The underlying fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the underlying fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.”

The underlying fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The underlying fund may invest in a derivative only if, in the opinion of its investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the underlying fund.

Among other derivative instrument types, the underlying fund may invest in futures contracts and interest rate swaps in order to seek to manage the underlying fund’s sensitivity to interest rates. As described in further detail below, a futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, a prime rate or other benchmark.

The fund employs a risk-management overlay or managed risk strategy. The managed risk strategy consists of using hedge instruments — primarily short positions in exchange-traded futures contracts — to attempt to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. “Volatility” in this context means variance in the fund’s investment results. The fund employs a subadviser to select individual futures contracts on equity indexes of U.S. markets and markets outside the United States that the subadviser believes are correlated to the underlying fund’s equity exposure. These instruments are selected based on the subadviser’s analysis of the relation of various equity indexes to the underlying fund’s portfolio. In addition, the subadviser will monitor liquidity levels of relevant futures contracts and transparency provided by exchanges as the counterparties in hedging transactions. The target volatility level will be set from time to time by the investment adviser and the subadviser and may be adjusted if deemed advisable in the judgment of the investment adviser and the subadviser. The subadviser will regularly adjust the level of exchange-traded futures contracts to seek to manage the overall net risk level of the fund. The subadviser may also seek to hedge the fund’s currency risk related to its exposure to equity index futures denominated in currencies other than the U.S. dollar.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. The short equity futures contracts increase in value as equity markets decline. The subadviser will purchase or sell futures contracts through a futures commission merchant, or FCM. Upon entering into a futures contract, the fund will be required to deposit with the FCM an amount of cash (or other liquid assets, including U.S. Treasury futures) for collateral, or initial margin, that will be held at the clearinghouse or exchange in the name of the FCM. On a daily basis, the fund will be required to post additional cash with the FCM if a futures contract loses value or will receive cash if a futures contract gains in value. This cash, known as variation margin, may be held intraday at the FCM. Cash received by the fund may be invested in U.S. Treasury futures.

During periods of generally rising equity security prices, the subadviser will increase the target level of protection in the fund to seek to protect the growing value of the fund’s portfolio. During or after severe market downturns, however, the fund’s subadviser will realize gains for the fund on the fund’s short futures positions and the amount of short futures held by the fund will decrease. Even in periods of low volatility in the equity markets, the subadviser may continue to use the hedging techniques (although, presumably, to a lesser degree) to seek to preserve gains in favorable market conditions and reduce losses in adverse market conditions. In the event of a sudden market dislocation, the managed risk strategy may not provide the same downside protection as in other periods. In addition, under certain market conditions (including during periods of low equity market volatility, when the subadviser may employ exchange-traded equity index futures to a lesser degree), the subadviser reserves the right to purchase or sell exchange-traded interest rate futures, including futures contracts on U.S. Treasury bonds, to seek to manage interest rate risk.

Due to recent regulatory changes, the market for swaps is likely to move from a largely over-the-counter market to an exchange-traded market. If, in the judgment of the fund’s investment adviser and the subadviser, the exchange-traded swaps market becomes similar in

American Funds Insurance Series — Managed Risk Funds / Prospectus     46

depth and substance to that of the exchange-traded futures market, the subadviser may use exchange-traded swaps to seek to hedge interest rate risk. A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The risks of investing in exchange-traded swaps will be substantially similar to those of investing in exchange-traded futures.

The fund may be required to own cash or other liquid assets, including U.S. Treasury futures, and post these assets with an FCM or broker as collateral to cover the fund’s obligations under its futures contracts. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could significantly reduce the fund’s net economic exposure to equity securities. In addition, during severe market dislocations the fund may adjust its managed risk strategy if advisable in the judgment of the fund’s investment adviser and subadviser. Before adjusting the fund’s managed risk strategy, the fund’s investment adviser and subadviser may consult with insurance companies that offer the fund as an underlying investment option for variable contracts; provided, however that any adjustment will be made in the judgment of the investment adviser and the subadviser. Any such adjustment may not have the desired positive effect, and could potentially have further adverse effects, on the fund’s investment results.

The success of the fund will be impacted by the results of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

The fund or the underlying fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The fund may also hold money market fund shares as part of its cash position. The percentage of the fund or the underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. In addition, for temporary defensive purposes, the fund or an underlying fund may invest without limitation in such instruments. A larger amount of such holdings could moderate a fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of a fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, through the underlying fund, the fund owns a diversified mix of securities.

The following are principal risks associated with the fund’s investment strategies.

Fund structure — The fund invests in an underlying fund and incurs expenses related to the underlying fund. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Underlying fund risks — Because the fund’s investments consist of an underlying fund, the fund’s risks are directly related to the risks of the underlying fund. For this reason, it is important to understand the risks associated with investing both in the fund and the underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

47     American Funds Insurance Series — Managed Risk Funds / Prospectus

Market conditions — The prices of, and the income generated by, the securities held by the underlying fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Asset allocation — The underlying fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

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Management — The investment adviser to the fund and to the underlying fund actively manages the underlying fund’s investments. Consequently, the underlying fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. In addition, the fund is subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the fund’s investment strategies.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund or the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the fund or the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund or the underlying fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund or the underlying fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund or the underlying fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund or the underlying fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund or the underlying fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the underlying fund. To the extent the underlying fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

Exposure to country, region, industry or sector — Subject to its investment limitations, the underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to the country, region, industry or sector than a fund without such levels of exposure. For example, if the underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

49     American Funds Insurance Series — Managed Risk Funds / Prospectus

Fund comparative indexes — The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index blends the S&P 500 Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly. The S&P Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are generated and published under agreements between Standard and Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC. These indices are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Balanced Funds Index is an equally weighted index of funds that seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Information regarding the underlying funds For additional and more current information regarding the underlying funds, investors should read the current prospectus of the applicable underlying funds. Each of the funds described in this prospectus relies on the professional judgment of the investment adviser to the funds and to the underlying funds to make decisions about the underlying funds’ respective portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

American Funds Insurance Series — Managed Risk Funds / Prospectus     50

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the Series and other mutual funds, including each of the underlying funds and the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. The total management fee paid by each fund to its investment adviser for the most recent fiscal year, in each case expressed as a percentage of average net assets of that fund, appears in the Annual Fund Operating Expenses table for each fund. Please see the statement of additional information for further details. A discussion regarding the basis for the approval of the Series’ Investment Advisory and Service Agreement by the Series’ board of trustees is contained in the Series’ annual report to shareholders for the fiscal year ended December 31, 2016.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

In addition, shareholders of the Series approved a proposal to reorganize the Series into a Delaware statutory trust. However, the Series reserves the right to delay implementing the reorganization.

Portfolio holdings A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

51     American Funds Insurance Series — Managed Risk Funds / Prospectus

Portfolio management for the funds Capital Research and Management Company is the investment adviser to the funds and the underlying funds. The investment adviser is responsible for the management of the funds and, subject to the review and approval of the Series’ board of trustees, the selection of the subadviser to the funds, the monitoring and oversight of any such subadviser and the implementation of policies and procedures reasonably designed to ensure that such subadviser complies with the funds’ respective investment objectives, strategies and restrictions.

Milliman Financial Risk Management LLC is the subadviser to the funds with respect to the management of the funds’ managed risk strategies.

The table below shows the investment experience and role in management for each of the investment adviser’s investment professionals primarily responsible for management of the funds.

Portfolio manager for the funds/Title (if applicable)	Investment experience	Experience in the funds	Role in management of the funds
Alan N. Berro President	Investment professional for 32 years in total; 27 years with Capital Research and Management Company or affiliate	5 years	Serves as a portfolio manager
James R. Mulally	Investment professional for 42 years in total; 37 years with Capital Research and Management Company or affiliate	5 years	Serves as a portfolio manager

The table below shows the investment experience and role in management for the subadviser’s investment professional primarily responsible for the management of the funds’ managed risk strategies.

Portfolio manager for the funds/Title (if applicable)	Investment experience	Experience in the funds	Role in management of the funds
Adam Schenck	Investment professional for 13 years, all with Milliman Financial Risk Management LLC or affiliate	5 years	Serves as a portfolio manager of the subadviser with respect to the funds’ managed risk strategies

The Capital SystemSM for the underlying funds Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets for the underlying funds. Under this approach, the portfolio of each underlying fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of each underlying fund’s portfolio. Investment decisions are subject to the underlying fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed-income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. Where applicable, the investment decisions made by a fund’s fixed-income portfolio managers are informed by the investment themes discussed by the group.

American Funds Insurance Series — Managed Risk Funds / Prospectus     52

Purchases and redemptions of shares Shares of the Series are currently offered only to insurance company separate accounts as well as so-called “feeder funds” under master-feeder arrangements sponsored by insurance companies as underlying investments for such insurance companies’ variable annuity contracts and variable life insurance policies. All such shares may be purchased or redeemed by the insurance company separate accounts (or feeder funds) at net asset value without any sales or redemption charges. These purchases and redemptions are made at the price next determined after such purchases and redemptions of units of the separate accounts (or feeder funds). The Series typically expects to pay redemption proceeds one business day following receipt and acceptance of a redemption order. However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (“1940 Act”). Under the 1940 Act, the Series may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances.

Under normal conditions, the Series typically expects to meet shareholder redemptions by monitoring the Series’ portfolio and redemption activities and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. The Series may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the Series’ custodian bank, borrowing from a line of credit and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

Although payment of redemptions normally will be in cash, the Series may pay the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain at market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the Series pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

53     American Funds Insurance Series — Managed Risk Funds / Prospectus

Frequent trading of fund shares The Series and American Funds Distributors, Inc., the Series’ distributor, reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds’ portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the Series or American Funds Distributors has determined could involve actual or potential harm to a fund may be rejected.

The Series, through its transfer agent, American Funds Service Company, has agreements with the Series’ insurance relationships to maintain its surveillance procedures that are designed to detect frequent trading in fund shares. The agreements generally require the insurance companies to (i) provide, upon request from a fund, the Series or their agent, certain identifying and account information regarding contract owners who invest in fund shares through an insurance company account and (ii) execute instructions from a fund, the Series or their agent to restrict further purchases or exchanges of fund shares by a contract owner who the Series has identified as having engaged in potentially harmful market timing or frequent trading. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company may work with the insurance company separate accounts or feeder funds to apply their procedures that American Funds Service Company believes are reasonably designed to enforce the frequent trading policies of the Series. You should refer to disclosures provided by the insurance company with which you have a contract to determine the specific trading restrictions that apply to you.

Under its procedures, American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the Series’ broad ability to restrict potentially harmful trading as described previously, the Series’ board of trustees has adopted a “purchase blocking policy” under which any contract owner redeeming units representing a beneficial interest in any fund (including redemptions that are part of an exchange transaction) having a value of $5,000 or more will be precluded from investing units of beneficial interest in that fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

· purchases and redemptions of units representing a beneficial interest in a fund having a value of less than $5,000;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchases and redemptions in community foundation accounts;

· purchase transactions involving in-kind transfers of fund shares, if the entity maintaining the contract owner’s account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases if the entity maintaining the contract owner’s account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The Series reserves the right to waive the purchase blocking policy if American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares in such accounts.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the insurance company separate account or feeder fund and request that the separate account or feeder fund either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that insurance company separate account or feeder fund has taken appropriate action, American Funds Service Company may terminate the separate account’s or feeder fund’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the Series’ surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the Series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the Series.

American Funds Insurance Series — Managed Risk Funds / Prospectus     54

Valuing shares The net asset value of each share class of each fund is calculated based in part upon the net asset value of the share class of the underlying funds in which the fund invests. The prospectus for each underlying fund explains the circumstances under which the underlying fund will use fair value pricing and the effects of using fair value pricing. The net asset value of each share class of a fund is the value of a single share of that class. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the funds’ net asset values would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The underlying funds have adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the underlying funds’ equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the underlying funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the funds do not price their shares, the values of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Shares of the funds will be purchased or sold at the net asset value next determined after receipt of requests from the appropriate insurance company. Requests received by the appropriate insurance company prior to 4 p.m. New York time and communicated by the insurance company to the Series or its agent will be purchased or sold at that day’s net asset value.

Plan of distribution The Series has adopted a plan of distribution for Class P2 shares under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the Series’ board of trustees. The plan provides for annual expenses of .50%, and the Series’ board of trustees has authorized payments of .25% for Class P2 shares. The distribution fees expected to be paid by each fund, as a percentage of average net assets, are indicated in this prospectus in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of each fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return of an investment in Class P2 shares.

Fund expenses In periods of market volatility, assets of the funds and/or the applicable underlying funds may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

Each fund will invest in Class 1 shares of the applicable underlying fund(s). Accordingly, fees and expenses of the underlying fund(s) reflect current expenses of the Class 1 shares of the underlying fund(s). The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus are based on expenses as of each fund’s most recently completed fiscal year. These items include third-party expenses, such as custodial, legal, audit, accounting, regulatory reporting and pricing vendor services, and an administrative services fee provided by the insurance companies that include the funds as an underlying investment in their variable contracts. Each fund will pay an insurance administration fee of .25% to these insurance companies for providing certain services pursuant to an insurance administrative services plan adopted by the Series.

Investment results All fund results in the “Investment results” section of this prospectus reflect the reinvestment of dividends and capital gains distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

Distributions and taxes Each fund of the Series intends to qualify as a “regulated investment company” under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its investment company taxable income and net realized capital gain, the fund itself is relieved of federal income tax.

It is the Series’ policy to distribute to the shareholders (the insurance company separate accounts) all of its investment company taxable income and capital gain for each fiscal year.

See the applicable contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

55     American Funds Insurance Series — Managed Risk Funds / Prospectus

Financial highlights The Financial Highlights table is intended to help you understand a fund’s results (1) for each of the last three fiscal years and for the fiscal period ended December 31, 2013 for Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund, (2) for each of the last four fiscal years and for the fiscal period ended December 31, 2012 for Managed Risk Asset Allocation Fund and (3) for each of the funds, the six months ended June 30, 2017. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the fund’s statement of additional information and annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers LLP (except for the six months ended June 30, 2017), whose current report, along with the funds’ financial statements, is included in the statement of additional information, which is available upon request. Figures shown do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, results would be lower. The information for the six-month period presented has been derived from the fund’s unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the period presented.

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period (loss)	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[2]	Net effective expense ratio[2,3]	Ratio of net income to average net assets[2]
Managed Risk Growth Fund
Class P1:
6/30/17[4,5]	$10.71	$ —[6]	$1.51	$1.51	$(.07)	$ (.20)	$ (.27)	$11.95	14.10%[7,8]	$ 1	.52%[8,10]	.36%[8,10]	.70%[8,10]	.03%[8,10]
12/31/16	11.49	.08	.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89[8]	1	.50[8]	.34[8]	.68[8]	.79[8]
12/31/15	11.37	.09	.03	.12	—	—	—	11.49	1.06[8]	—[9]	.53[8]	.29[8]	.63[8]	.80[8]
12/31/14	11.43	.31	(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18[8]	—[9]	.50[8]	.32[8]	.65[8]	2.71[8]
12/31/13[4,11]	10.00	.12	1.38	1.50	(.07)	—	(.07)	11.43	15.05[7,8]	—[9]	.88[8,10]	.25[8,10]	.58[8,10]	1.64[8,10]
Class P2:
6/30/17[4,5]	10.64	(.02)	1.50	1.48	(.04)	(.20)	(.24)	11.88	13.91[7]	245	.79[10]	.63[10]	.97[10]	(.27)[10]
12/31/16	11.43	.05	.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52	200.79		.63	.97	.43
12/31/15	11.35	.04	.04	.08	—	—	—	11.43	.71	146.89		.66	1.00	.31
12/31/14	11.43	.12	.08	.20	(.09)	(.19)	(.28)	11.35	1.77	79.87		.69	1.02	1.01
12/31/13[2,11]	10.00	.12	1.37	1.49	(.06)	—	(.06)	11.43	14.94[7,8]	28	1.05[8,10]	.52[8,10]	.85[8,10]	1.69[8,10]
Managed Risk International Fund
Class P1:
6/30/17[4,5]	$ 8.89	$.02	$1.48	$1.50	$(.10)	$(.12)	$(.22)	$10.17	16.87%[7,8]	$ —[9]	.38%[8,10]	.22%[8,10]	.73%[8,10]	.34%[8,10]
12/31/16	9.48	.10	(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[8]	—[9]	.39[8]	.23[8]	.74[8]	1.15[8]
12/31/15	10.10	.18	(.80)	(.62)	—[6]	—	—[6]	9.48	(6.12)[8]	—[9]	.45[8]	.21[8]	.72[8]	1.75[8]
12/31/14	10.82	.14	(.71)	(.57)	(.15)	—	(.15)	10.10	(5.31)[8]	—[9]	.50[8]	.25[8]	.76[8]	1.33[8]
12/31/13[4,11]	10.00	.13	.78	.91	(.09)	—	(.09)	10.82	9.08[7,8]	—[9]	1.05[8,10]	.23[8,10]	.73[8,10]	1.92[8,10]
Class P2:
6/30/17[4,5]	8.83	.01	1.46	1.47	(.08)	(.12)	(.20)	10.10	16.57[7]	124	.79[10]	.63[10]	1.14[10]	.12[10]
12/31/16	9.43	.09	(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97.79		.63	1.14	.97
12/31/15	10.09	.13	(.79)	(.66)	—[6]	—	—[6]	9.43	(6.52)	83.90		.66	1.17	1.30
12/31/14	10.82	.16	(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)	46.91		.67	1.18	1.51
12/31/13[4,11]	10.00	.18	.72	.90	(.08)	—	(.08)	10.82	8.99[7,8]	17	1.19[8,10]	.44[8,10]	.94[8,10]	2.66[8,10]
Managed Risk Blue Chip Income and Growth Fund
Class P1:
6/30/17[4,5]	$11.67	$.02	$ .61	$ .63	$(.15)	$(.19)	$(.34)	$11.96	5.37%[7,8]	$ —[9]	.42%[8,10]	.27%[8,10]	.66%[8,10]	.31%[8,10]
12/31/16	10.80	.20	1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77[8]	—[9]	.43[8]	.27[8]	.67[8]	1.83[8]
12/31/15	11.70	.19	(1.02)	(.83)	(.07)	—	(.07)	10.80	(7.07)[8]	—[9]	.50[8]	.27[8]	.66[8]	1.64[8]
12/31/14	11.05	.40	.55	.95	(.30)	—	(.30)	11.70	8.58[8]	—[9]	.50[8]	.31[8]	.70[8]	3.43[8]
12/31/13[4,11]	10.00	.20	1.01	1.21	(.16)	—	(.16)	11.05	12.16[7,8]	—[9]	.84[8,10]	.24[8,10]	.64[8,10]	2.80[8,10]
Class P2:
6/30/17[4,5]	11.61	.01	.59	.60	(.15)	(.19)	(.34)	11.87	5.11[7]	361	.79[10]	.63[10]	1.03[10]	.13[10]
12/31/16	10.76	.23	1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291.79		.63	1.03	2.04
12/31/15	11.67	.18	(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)	137.89		.66	1.05	1.57
12/31/14	11.05	.50	.40	.90	(.28)	—	(.28)	11.67	8.10	98.88		.69	1.08	4.27
12/31/13[4,11]	10.00	.28	.92	1.20	(.15)	—	(.15)	11.05	12.05[7,8]	26	1.04[8,10]	.54[8,10]	.94[8,10]	3.91[8,10]

American Funds Insurance Series — Managed Risk Funds / Prospectus     56

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period (loss)	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[2]	Net effective expense ratio[2,3]	Ratio of net income to average net assets[2]
Managed Risk Growth-Income Fund
Class P1:
6/30/17[4,5]	$11.07	$.02	$ .99	$1.01	$(.13)	$(.50)	$(.63)	$11.45	9.11%[7,8]	$ 2	.53%[8,10]	.37%[8,10]	.65%[8,10]	.27%[8,10]
12/31/16	11.25	.16	.52	.68	(.16)	(.70)	(.86)	11.07	6.49[8]	1	.52[8]	.36[8]	.64[8]	1.46[8]
12/31/15	11.67	.25	(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[8]	1	.56[8]	.31[8]	.59[8]	2.17[8]
12/31/14	11.50	.35	.21	.56	(.14)	(.25)	(.39)	11.67	4.85[8]	—[9]	.45[8]	.25[8]	.52[8]	2.94[8]
12/31/13[4,11]	10.00	.14	1.47	1.61	(.11)	—	(.11)	11.50	16.15[7,8]	—[9]	.92[8,10]	.23[8,10]	.50[8,10]	2.01[8,10]
Class P2:
6/30/17[4,5]	11.02	—[6]	1.00	1.00	(.12)	(.50)	(.62)	11.40	9.10%[7]	184	.79[10]	.63[10]	.91[10]	(.04)[10]
12/31/16	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160.79		.63	.91	1.13
12/31/15	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)	122.89		.66	.94	1.04
12/31/14	11.50	.16	.35	.51	(.11)	(.25)	(.36)	11.65	4.42	76.87		.69	.96	1.38
12/31/13[4,11]	10.00	.20	1.40	1.60	(.10)	—	(.10)	11.50	16.04[7,8]	24	1.09[8,10]	.50[8,10]	.77[8,10]	2.73[8,10]
Managed Risk Asset Allocation Fund
Class P1:
6/30/17[4,5]	$12.02	$.02	$ .88	$ .90	$(.10)	$(.12)	$(.22)	$12.70	7.53%[7]	$1,466	.43%[10]	.38%[10]	.66%[10]	.30%[10]
12/31/16	11.72	.19	.67	.86	(.19)	(.37)	(.56)	12.02	7.57	1,217.43		.38	.66	1.65
12/31/15	12.29	.25	(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)	712.54		.40	.68	2.06
12/31/14	11.93	.13	.26	.39	(.03)	—	(.03)	12.29	3.24	277.53		.48	.76	1.04
12/31/13	9.99	.27	1.81	2.08	(.14)	—	(.14)	11.93	20.82[8]	112	.55[8]	.47[8]	.75[8]	2.37[8]
12/31/12[4,12]	10.00	.15	(.03)	.12	(.13)	—	(.13)	9.99	1.24[7,8]	—[9]	.15[8,10]	.07[8,10]	.37[8,10]	1.72[8,10]
Class P2:
6/30/17[4,5]	12.01	—[6]	.89	.89	(.10)	(.12)	(.22)	12.68	7.43[7]	2,620	.68[10]	.63[10]	.91[10]	.03[10]
12/31/16	11.71	.14	.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342.68		.63	.91	1.20
12/31/15	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)	1,953.79		.66	.94	1.16
12/31/14	11.93	.16	.19	.35	(.01)	—	(.01)	12.27	2.91	1,780.79		.73	1.01	1.33
12/31/13	9.99	.28	1.77	2.05	(.11)	—	(.11)	11.93	20.58[8]	795	.80[8]	.73[8]	1.01[8]	2.43[8]
12/31/12[4,12]	10.00	.17	(.05)	.12	(.13)	—	(.13)	9.99	1.21[7,8]	—[9]	.24[8,10]	.11[8,10]	.41[8,10]	2.38[8,10]

	Six months ended	Period ended December 31
Portfolio turnover rate for all share classes	June 30, 2017	2016	2015	2014	2013	2012
Managed Risk Growth Fund	5%	15%	16%	22%	10%[4,7,11]
Managed Risk International Fund	4	26	15	22	6[4,7,11]
Managed Risk Blue Chip Income and Growth Fund	5	9	20	22	3[4,7,11]
Managed Risk Growth-Income Fund	3	14	11	28	2[4,7,11]
Managed Risk Asset Allocation Fund	—[13]	3	3	3	3	—[4,7,12,13]

1 Based on average shares outstanding.

2 This column reflects the impact of certain waivers/reimbursements by Capital Research and Management Company. Capital Research and Management Company waived a portion of investment advisory services and reimbursed a portion of miscellaneous fees and expenses.

3 Ratio reflects weighted average net expense ratio of the underlying fund for the period presented.

4 Based on operations for the period shown and, accordingly, is not representative of a full year.

5 Unaudited.

6 Amount less than $.01.

7 Not annualized.

8 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

9 Amount less than $1 million.

10 Annualized.

11 For the period May 1, 2013, commencement of operations, through December 31, 2013.

12 For the period September 28, 2012, commencement of operations, through December 31, 2012.

12 Amount is either less than 1% or there is no turnover.

57     American Funds Insurance Series — Managed Risk Funds / Prospectus

Notes

American Funds Insurance Series — Managed Risk Funds / Prospectus     58

Other fund information Shares of the Series are currently offered to insurance company separate accounts funding both variable annuity contracts and variable life insurance policies. Interests of various contract owners participating in the Series may be in conflict. The board of trustees of the Series will monitor for the existence of any material conflicts and determine what action, if any, should be taken. Shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the Series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the Series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the Series, including the funds’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the Series, the Series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the Series are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520.

The current SAI and annual/semi-annual reports to shareholders can be found online at americanfunds.com/afis and may be available on the website of the company that issued your insurance contract. You also may request a free copy of these documents or the codes of ethics by calling American Funds at (800) 421-9900, ext. 65413 or writing to the Secretary at 333 South Hope Street, Los Angeles, California 90071.

INP2PRX-998-1117P Printed in USA CGD/AFD/8024	Investment Company File No. 811-03857

American Funds Insurance Series®

Part B
Statement of Additional Information

November 30, 2017

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the “Series”) dated November 30, 2017 for the funds listed below. Except where the context indicates otherwise, all references herein to the “fund“ apply to each of the funds listed below. You may obtain a prospectus for the funds from your financial adviser, by calling American Funds Service Company® at (800) 421-4225 or by writing to the Series at the following address:

American Funds Insurance Series
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071

Class P1 and P2 shares of:
Managed Risk Growth Fund
Managed Risk International Fund
Managed Risk Blue Chip Income and Growth Fund
Managed Risk Growth-Income Fund
Managed Risk Asset Allocation Fund

American Funds Insurance Series – Managed Risk Funds — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

Managed Risk Growth Fund

· The fund pursues its investment objective by:

· seeking to invest:

o 80% of its assets in shares of American Funds Insurance Series – Growth Fund (the “Growth Fund”), and

o the remainder of its assets in shares of American Funds Insurance Series – Bond Fund (the “Bond Fund”) and in cash and/or U.S. Treasury futures,

· while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.

· The goal of the fund’s managed risk strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.

· The fund will hold cash, cash equivalents, money market fund shares and/or U.S. Treasury futures.

· The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

The following limitations and guidelines are applicable to the Growth Fund:

General

· The Growth Fund invests at least 65% of its assets in common stocks.

Investing outside the U.S.

· The Growth Fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

· In determining the domicile of an issuer, the Growth Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

American Funds Insurance Series – Managed Risk Funds — Page 2

Debt instruments

· The Growth Fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations (NRSROs) designated by the Growth Fund or unrated but determined to be of equivalent quality by the Growth Fund’s investment adviser. The Growth Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the Growth Fund’s investment policies.

The following limitations and guidelines are applicable to the Bond Fund:

General

· Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements.

· The Bond Fund may invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

· The Bond Fund may not purchase equity securities directly, other than certain convertible securities. The Bond Fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities.

Debt instruments

· For purposes of the above limits, bonds include any debt instrument including corporate bank loans and cash equivalents, and include nonvoting, nonconvertible preferred securities.

· The Bond Fund invests at least 35% of its assets in debt securities (including cash and cash equivalents) rated A3 or better or A- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The Bond Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

· The Bond Fund invests at least 65% of its assets in debt securities (including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets) that are rated investment grade (rated Baa3 or better or BBB- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser).

· The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser.

American Funds Insurance Series – Managed Risk Funds — Page 3

Investing outside the U.S.

· The Bond Fund may invest up to 20% of its assets in securities denominated in currencies other than the U.S. dollar. The Bond Fund may also invest in bonds of issuers domiciled outside the U.S. which are denominated in U.S. dollars.

· In determining the domicile of an issuer, the Bond Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Managed Risk International Fund

· The fund pursues its investment objective by:

· seeking to invest:

o 80% of its assets in shares of American Funds Insurance Series – International Fund (the “International Fund”), and

o the remainder of its assets in shares of American Funds Insurance Series – Bond Fund (the “Bond Fund”) and in cash and/or U.S. Treasury futures,

· while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.

· The goal of the fund’s managed risk strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.

· The fund will also hold cash, cash equivalents, money market fund shares and/or U.S. Treasury futures.

· The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

The following limitations and guidelines are applicable to the International Fund:

General

· The International Fund invests at least 65% of its assets in common stocks of companies domiciled outside the United States.

Debt instruments

· The International Fund may invest up to 5% of its assets in straight debt securities rated Baa1 or below and BBB+ or below by NRSROs or in unrated securities that are determined to be of

American Funds Insurance Series – Managed Risk Funds — Page 4

equivalent quality by the International Fund’s investment adviser. The International Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the International Fund's investment policies.

Investing outside the U.S.

· In determining the domicile of an issuer, the International Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

The following limitations and guidelines are applicable to the Bond Fund:

General

· Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements.

· The Bond Fund may invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

· The Bond Fund may not purchase equity securities directly, other than certain convertible securities. The Bond Fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities.

Debt instruments

· For purposes of the above limits, bonds include any debt instrument including corporate bank loans and cash equivalents, and include nonvoting, nonconvertible preferred securities.

· The Bond Fund invests at least 35% of its assets in debt securities (including cash and cash equivalents) rated A3 or better or A- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The Bond Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

· The Bond Fund invests at least 65% of its assets in debt securities (including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets) that are rated investment grade (rated Baa3 or better or BBB- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser).

· The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser.

American Funds Insurance Series – Managed Risk Funds — Page 5

Investing outside the U.S.

· The Bond Fund may invest up to 20% of its assets in securities denominated in currencies other than the U.S. dollar. The Bond Fund may also invest in bonds of issuers domiciled outside the U.S. which are denominated in U.S. dollars.

· In determining the domicile of an issuer, the Bond Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Managed Risk Blue Chip Income and Growth Fund

· The fund pursues its investment objectives by:

· seeking to invest:

o 80% of its assets in shares of American Funds Insurance Series – Blue Chip Income and Growth Fund (the “Blue Chip Fund”), and

o the remainder of its assets in shares of American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund (the “Government Fund”) and in cash and/or U.S. Treasury futures,

· while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.

· Through its investments in the Blue Chip Fund and the Government Fund, the fund will normally invest at least 80% of its assets in “blue chip” securities.

· The goal of the fund’s managed risk strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.

· The fund will also hold cash, cash equivalents, money market fund shares and/or U.S. Treasury futures.

· The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

The following limitations and guidelines are applicable to the Blue Chip Fund:

General

· The Blue Chip Fund seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the S&P 500 Index) and to provide an opportunity for growth of principal consistent with sound common stock investing.

American Funds Insurance Series – Managed Risk Funds — Page 6

Equity securities

· Normally, the Blue Chip Fund invests at least 80% of its assets in common stocks of “blue chip” companies. For purposes of this investment guideline, the investment adviser currently defines “blue chip” companies as larger, more established, dividend-paying companies domiciled in the United States with market capitalizations greater than $4.0 billion. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

· The Blue Chip Fund ordinarily invests at least 90% of equity assets in the stock of companies in business for five or more years (including predecessor companies).

· The Blue Chip Fund ordinarily invests at least 90% of equity assets in the stock of companies that pay regular dividends.

· The Blue Chip Fund ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.

· The Blue Chip Fund will not invest in private placements of stock of companies.

· The Blue Chip Fund invests, under normal market conditions, at least 90% of its assets in equity securities.

Investing outside the U.S.

· The Blue Chip Fund may invest up to 10% of assets in equity securities of larger non-U.S. companies so long as they are listed or traded in the United States.

· In determining the domicile of an issuer, the Blue Chip Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

The following limitations and guidelines are applicable to the Government Fund:

General

· Normally, the Government Fund invests at least 80% of its assets in securities guaranteed by the “full faith and credit” pledge of the U.S. government or debt securities that are rated Aaa or AAA by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements. The investment adviser considers these types of investments to be “blue chip” securities.

· The Government Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the Government Fund’s investment policies.

American Funds Insurance Series – Managed Risk Funds — Page 7

Investing outside the U.S.

· The Government Fund may purchase obligations of corporations or governmental entities outside the United States, provided those obligations are U.S. dollar-denominated and highly liquid.

· In determining the domicile of an issuer, the Government Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Managed Risk Growth-Income Fund

· The fund pursues its investment objectives by:

· seeking to invest:

o 80% of its assets in shares of American Funds Insurance Series – Growth-Income Fund (the “Growth-Income Fund”), and

o the remainder of its assets in shares of American Funds Insurance Series – Bond Fund (the “Bond Fund”) and in cash and/or U.S. Treasury futures,

· while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.

· The goal of the fund’s managed risk strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.

· The fund will also hold cash, cash equivalents, money market fund shares and/or U.S. Treasury futures.

· The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

The following limitations and guidelines are applicable to the Growth-Income Fund:

General

· The Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

Investing outside the U.S.

· The Growth-Income Fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States.

American Funds Insurance Series – Managed Risk Funds — Page 8

· In determining the domicile of an issuer, the Growth-Income Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Debt instruments

· The Growth-Income Fund may invest up to 5% of its assets in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the Growth-Income Fund's investment adviser. The Growth-Income Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the Growth-Income Fund's investment policies.

The following limitations and guidelines are applicable to the Bond Fund:

General

· Normally, the Bond Fund invests at least 80% of its assets in bonds and other debt securities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements.

· The Bond Fund may invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks.

· The Bond Fund may not purchase equity securities directly, other than certain convertible securities. The Bond Fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities.

Debt instruments

· For purposes of the above limits, bonds include any debt instrument including corporate bank loans and cash equivalents, and include nonvoting, nonconvertible preferred securities.

· The Bond Fund invests at least 35% of its assets in debt securities (including cash and cash equivalents) rated A3 or better or A- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser. The Bond Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

· The Bond Fund invests at least 65% of its assets in debt securities (including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets) that are rated investment grade (rated Baa3 or better or BBB- or better by NRSROs or in unrated securities that are determined to be of equivalent quality by the fund’s investment adviser).

· The Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs or unrated but determined to be of equivalent quality by the fund’s investment adviser.

American Funds Insurance Series – Managed Risk Funds — Page 9

Investing outside the U.S.

· The Bond Fund may invest up to 20% of its assets in securities denominated in currencies other than the U.S. dollar. The Bond Fund may also invest in bonds of issuers domiciled outside the U.S. which are denominated in U.S. dollars.

· In determining the domicile of an issuer, the Bond Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

Managed Risk Asset Allocation Fund

· The fund pursues its investment objective by:

· investing in shares of American Funds Insurance Series – Asset Allocation Fund (the “Asset Allocation Fund”) and in cash and/or U.S. Treasury futures,

· while seeking to manage portfolio volatility and risk of loss through the use of hedge instruments, including positions in exchange-traded futures contracts.

· The goal of the fund’s managed risk strategy is to stabilize the volatility of the fund around a target volatility level and reduce the downside exposure of the fund during periods of significant and sustained market declines. In situations of extreme market volatility, the short positions held in exchange-traded equity index futures could potentially eliminate the fund’s net economic exposure to equity securities.

· The fund will hold cash, cash equivalents and/or money market fund shares.

· The fund invests in hedge instruments pursuant to an order from the U.S. Securities and Exchange Commission granting an exemption from Rule 12d1-2(a) under the Investment Company Act of 1940 (File No. 812-14007 / Release No. 30033).

The following limitations and guidelines are applicable to the Asset Allocation Fund, the fund’s underlying fund:

General

· Under normal market conditions, the Asset Allocation Fund generally invests 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments and cash.

Debt instruments

· Up to 25% of the Asset Allocation Fund’s debt assets may be invested in straight debt securities rated Ba1 or below and BB+ or below by NRSROs, or unrated but determined to be of equivalent quality by the Asset Allocation Fund's investment adviser. The Asset Allocation Fund currently intends to look to the ratings from Moody’s Investors Services, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the Asset Allocation Fund's investment policies.

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Investing outside the U.S.

· The Asset Allocation Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States.

· The Asset Allocation Fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the United States.

· In determining the domicile of an issuer, the Asset Allocation Fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

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Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks” which provides information about the funds and the underlying funds.

The fund

The following descriptions of securities and techniques apply to the fund.

Futures — The fund may enter into futures contracts as part of the managed risk strategy. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract

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purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The fund is generally required to segregate liquid assets equivalent to the fund’s outstanding obligations under each futures contract. With respect to long positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount equal to the contract price the fund will be required to pay on settlement less the amount of margin deposited with an FCM. For short positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the market value of the reference asset underlying the futures contract. With respect to futures contracts that are required to cash settle, however, the fund is permitted to segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the fund’s daily marked-to-market (net) obligation under the contract (i.e., the daily market value of the contract itself), if any; in other words, the fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By segregating or earmarking assets equal only to its net obligation under cash-settled futures, the fund may be able to utilize these contracts to a greater extent than if the fund were required to segregate or earmark assets equal to the full contract price or current market value of the futures contract. Such segregation of assets is intended to ensure that the fund has assets available to satisfy its obligations with respect to futures contracts and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain a sufficient amount of segregated assets, the fund may also have to sell less liquid portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets held to cover its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those

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followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Swaps — A swap is an agreement pursuant to which two parties agree to exchange the returns, or differential in rates of returns, earned or realized on particular predetermined interest rates, investments or instruments over a predetermined period. The gross returns to be exchanged or 'swapped' between the parties are calculated with respect to a notional amount — for example, the return on or increase in value of a particular dollar amount invested at a particular interest rate. The notional amount of the swap agreement is only used to calculate the amount of the obligations the parties to a swap agreement have agreed to exchange. The fund's obligations or rights under a swap agreement will be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement, and not the notional amount. For exchange traded swaps, the fund would be under the same obligations to post initial and variation margin and to segregate assets as with exchange traded futures. However, the amount of initial and variation margin is generally set by the exchanges on which the contracts are traded, so the amount of any such margin could be more or less than the amount required for exchange traded futures.

Currently the swaps market is largely an over-the-counter market with swap agreements made directly between two counterparties. The fund does not intend to use over-the-counter swaps. However, current government regulation is intended to move a substantial portion of the market for swaps to an exchange traded swaps market. If, in the judgment of the fund's investment adviser and the subadviser, the exchange traded swaps market becomes similar in depth and substance to that of the exchange traded futures market, the subadviser may use exchange traded swaps to seek to hedge interest rate risk. In such a market the operational aspects and risks of investing in exchange traded swaps will be substantially similar to those of investing in exchange traded futures.

Short positions — The fund may take short positions in exchange-traded futures contracts or other investments to attempt to offset potential declines in the value of securities held by the underlying fund. The subadviser selects individual futures contracts on equity indexes of U.S. markets and markets outside the United States that it believes are correlated to the underlying fund’s equity exposure. A short position in a futures contract is a transaction in which the fund enters into a futures contract or other investment in anticipation that the market price of that futures contract or other investment will decline due to a decline in the underlying index.

If the price of the futures contract or other investment “sold” short increases between the time the short position in the futures contract is entered and the time the fund closes out its short position in the futures contract with a corresponding long position in a futures contract for the same underlying index or the futures contract expires, the fund will incur a loss. Since the value of the underlying equity index to a futures contract or other investment could theoretically continually increase the amount of losses are potentially unlimited. If the price of the futures contract or other investment sold declines between the time the short position in the futures contract is entered and the time the fund closes out its short position in the futures contract with a corresponding long position in a futures contract for the same underlying index or the futures contract expires, the fund will realize a gain. The successful use of short positions by the fund may be adversely affected by imperfect correlation between the securities of the underlying fund being hedged and the underlying indexes of the futures contracts.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents, including shares of money market funds. Cash equivalents also include, but are not limited to: (a) commercial paper (for

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example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less. The fund may hold shares of money market funds in its cash position that are advised by the fund’s investment adviser and/or by an affiliate of the fund’s custodian.

The fund may take temporary defensive measures in response to adverse market, economic, political, or other conditions as determined by the investment adviser. Such measures could include, but are not limited to, investments in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers’ acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. government securities and related repurchase agreements. There is no limit on the extent to which the fund may take temporary defensive measures. In taking such measures, the fund may fail to achieve its investment objective.

Regulatory considerations — The investment adviser has registered with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator (CPO). As a CPO, the investment adviser has adopted certain policies and procedures and implemented certain operational aspects of the fund in order to be in compliance with CFTC rules and regulations. The investment adviser has claimed the relief necessary to take advantage of the CFTC’s approach of permitting substituted compliance with SEC rule requirements, which allows the investment adviser to satisfy applicable CFTC rule requirements by complying with certain SEC rule requirements. As a registered CPO, the investment adviser is subject to additional requirements that are not addressed by substituted compliance with SEC rules.

Compliance with these additional registration and regulatory requirements may increase the fund’s expenses.

Nondiversification — The fund is a nondiversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer than a diversified investment company. The fund intends to comply with the diversification and other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See “Taxes and Distributions.”)

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund and the underlying fund have become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to a fund’s digital information systems, networks or devices through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the fund. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to a fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render a fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. While the fund, the underlying fund and their investment adviser have established business continuity plans

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and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s or the underlying fund’s third-party service providers (including, but not limited to, a fund’s investment adviser, subadviser, transfer agent, custodian, administrators and other financial intermediaries, as applicable) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund, the underlying fund and their respective shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that a fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as a fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the underlying fund invests, which may cause the underlying fund’s investments in such issuers to lose value.

The underlying funds

The following descriptions of securities and techniques apply to the Growth Fund, the International Fund, the Blue Chip Fund, the Growth-Income Fund, the Bond Fund, the Government Fund and/or the Asset Allocation Fund (collectively, the “underlying funds”). Except where the context indicates otherwise, all references herein to the “underlying fund” apply to each of the underlying funds. However, because the following is a combined summary of investment strategies of all of the underlying funds, certain matters described herein will only apply to a fund to the extent such fund is invested in an underlying fund that engages in such a strategy.

Equity securities — The underlying fund may invest in equity securities. Equity securities represent an ownership position in a company. Equity securities held by the underlying fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed-income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the underlying fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by the underlying fund may involve large price swings and potential for loss. To the extent the underlying fund invests in income-oriented, equity-type securities, income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

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Debt instruments — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed-income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the underlying fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the underlying fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the underlying fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the underlying fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

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The investment adviser attempts to reduce the risks described above through diversification of the underlying fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by a certain fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed,

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converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed-income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the

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investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

Investing in smaller capitalization stocks — The underlying fund may invest in the stocks of smaller capitalization companies. Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. The underlying fund determines relative market capitalizations using U.S. standards. Accordingly, the underlying fund's investments in certain countries outside the United States may have larger market capitalizations relative to other companies within those countries.

Investing in private companies — The underlying fund may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company’s public offering and are often subject to additional contractual restrictions on resale that would prevent the underlying fund from selling its company shares for a period of time following the public offering.

Investments in private companies can offer the underlying fund significant growth opportunities at attractive prices. However, these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

Investing outside the U.S. — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact the value of these securities. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the underlying fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the underlying fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

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Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the underlying fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the underlying fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the underlying fund’s investment. If this happened, the underlying fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the underlying fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the underlying fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the underlying fund’s investments.

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Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the underlying fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the underlying fund to suffer a loss. The underlying fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the underlying fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the underlying fund.

Insufficient market information — The underlying fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the underlying fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the underlying fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the underlying fund varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the underlying fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Litigation — The underlying fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

Fraudulent securities — Securities purchased by the underlying fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the underlying fund.

Investing through Stock Connect — The underlying fund may invest in China A-shares of certain Chinese companies listed and traded on the Shanghai Stock Exchange and on the Shenzhen Stock Exchange (together, the “Exchanges”) through the Shanghai-Hong Kong Stock Connect Program and the Shenzhen-Hong Kong Stock Connect Program, respectively (together, “Stock Connect”). Stock

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Connect is a securities trading and clearing program developed by the Exchange of Hong Kong, the Exchanges and the China Securities Depository and Clearing Corporation Limited. Stock Connect facilitates foreign investment in the People’s Republic of China (“PRC”) via brokers in Hong Kong. Persons investing through Stock Connect are subject to PRC regulations and Exchange listing rules, among others. These could include limitations on or suspension of trading. These regulations are relatively new and subject to changes which could adversely impact the underlying fund’s rights with respect to the securities. As Stock Connect is relatively new, there are no assurances that the necessary systems to run the program will function properly. Stock Connect is subject to aggregate and daily quota limitations on purchases and the underlying fund may experience delays in transacting via Stock Connect. The underlying fund’s shares are held in an omnibus account and registered in nominee name. Please also see the sections on risks relating to investing outside the U.S. and investing in emerging markets.

Currency transactions — The underlying fund may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency (often referred to as a spot or cover transaction). In addition, the underlying fund may enter into forward currency contracts to protect against changes in currency exchange rates. The underlying fund may also enter into forward currency contracts to seek to increase total return. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the underlying fund will typically involve the purchase or sale of a currency against the U.S. dollar, the underlying fund also may purchase or sell one currency against another currency (other than the U.S. dollar).

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Generally, the underlying fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the underlying fund’s commitment increases because of changes in exchange rates, the underlying fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The underlying fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. In addition, the underlying fund may use foreign currency contracts in order to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Entering into forward currency transactions may change the underlying fund’s exposure to currency exchange rates and could result in losses to the underlying fund if currencies do not perform as expected by the investment adviser. For example, if the investment adviser increases a fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, that fund may incur a loss. Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause the fund or the underlying fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. The underlying fund will segregate liquid assets that will be marked to market daily to meet their forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

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Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund or an underlying fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund or an underlying fund.

Forward commitment, when issued and delayed delivery transactions — The underlying fund may enter into commitments to purchase or sell securities at a future date. When the underlying fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the underlying fund could miss a favorable price or yield opportunity, or could experience a loss.

The underlying fund may enter into roll transactions, such as a mortgage dollar roll where the underlying fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the underlying fund forgoes principal and interest paid on the mortgage-backed securities. The underlying fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The underlying fund could suffer a loss if the contracting party fails to perform the future transaction and the underlying fund is therefore unable to buy back the mortgage-backed securities it initially sold. The underlying fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which may increase the underlying fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

The underlying fund will not use any of these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the underlying fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the underlying fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the underlying fund’s portfolio securities decline while the underlying fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The underlying fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the underlying fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the underlying fund may sell such securities.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in

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interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the Veterans Administration (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank (“Exim Bank”), the Overseas Private Investment Corporation (“OPIC”), the Commodity Credit Corporation (“CCC”) and the Small Business Administration (“SBA”).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the underlying fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the underlying fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

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Pass-through securities — The underlying fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Adjustable rate mortgage-backed securities — Adjustable rate mortgage-backed securities (“ARMS”) have interest rates that reset at periodic intervals. Acquiring ARMS permits the underlying fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMS are based. Such ARMS generally have higher current yield and lower price fluctuations than is the case with more traditional fixed-income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the underlying fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMS, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the underlying fund, when holding an ARMS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMS behave more like fixed-income securities and less like adjustable rate securities and are subject to the risks associated with fixed-income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in

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bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Warrants and rights — Warrants and rights may be acquired by certain funds in connection with other securities or separately. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed-income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuing company. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Changes in the value of a warrant or right do not necessarily correspond to changes in the value of its underlying security. The price of a warrant or right may be more volatile than the price of its underlying security, and they therefore present greater potential for capital appreciation and capital loss. The effective price paid for warrants or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

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Depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Certain funds may invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and other similar securities. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. entity. For other depositary receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may be issued by a non-U.S. or a U.S. entity. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as EDRs and GDRs, may be issued in bearer form, may be denominated in either U.S. dollars or in non-U.S. currencies, and are primarily designed for use in securities markets outside the United States. ADRs, EDRs and GDRs can be sponsored by the issuing bank or trust company or the issuer of the underlying securities. Although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of such securities into the underlying securities, generally no fees are imposed on the purchase or sale of these securities other than transaction fees ordinarily involved with trading stock. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, the issuers of securities underlying depositary receipts may not be obligated to timely disclose information that is considered material under the securities laws of the United States. Therefore, less information may be available regarding these issuers than about the issuers of other securities and there may not be a correlation between such information and the market value of the depositary receipts.

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Inflation linked bonds — The underlying fund may invest in inflation linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation linked securities are currently the largest part of the inflation linked market, the fund may invest in corporate inflation linked securities.

The value of inflation linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation linked securities. There can be no assurance, however, that the value of inflation linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation linked securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill

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and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Restricted or illiquid securities — The underlying fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Restricted securities held by the underlying fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to “Qualified Institutional Buyers.” Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Some underlying fund holdings (including some restricted securities) may be deemed illiquid if they cannot be sold in the ordinary course of business at approximately the price at which the underlying fund values them. The determination of whether a holding is considered liquid or illiquid is made by the Series’ adviser under procedures adopted by the Series’ board. The Series’ adviser makes this determination based on factors it deems relevant, such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The underlying fund may incur significant additional costs in disposing of illiquid securities. If the underlying fund holds more than 15% of its net assets in illiquid assets due to appreciation of illiquid securities, the depreciation of liquid securities or changes in market conditions, the underlying fund will seek over time to increase its investments in liquid securities to the extent practicable.

Loan assignments and participations — The underlying fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes.

Some loans may be secured in whole or in part by assets or other collateral. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the underlying fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the underlying fund is committed to advance additional funds, the underlying fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not

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emerge from Chapter 11 and will be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the underlying fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The underlying fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the underlying fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. The underlying fund acquires the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the underlying fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the underlying fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The underlying fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the underlying fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the underlying fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the underlying fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the underlying fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the underlying fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in loan participations and assignments present the possibility that the underlying fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the underlying fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The underlying fund anticipates that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by securities laws.

Derivatives — In pursuing its investment objective, the underlying fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise

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derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. In addition to investing in forward currency contracts, as described above under “Currency transactions,” the underlying fund may take positions in futures contracts, interest rate swaps and credit default swap indices, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (OTC) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the underlying fund as a result of the failure of the underlying fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a derivative instrument may result in losses. Further, if the underlying fund’s counterparty were to default on its obligations, the underlying fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the underlying fund’s rights as a creditor and delay or impede the underlying fund’s ability to receive the net amount of payments that it is contractually entitled to receive.

The value of some derivative instruments in which the underlying fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the underlying fund’s other investments, the ability of the underlying fund to successfully utilize such derivative instruments may depend in part upon the ability of the underlying fund’s investment adviser to accurately forecast interest rates and other economic factors. The success of the underlying fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the underlying fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, the underlying fund could be exposed to the risk of loss.

Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, the underlying fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the underlying fund’s derivative positions, the underlying fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper

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valuations can result in increased cash payment requirements to counterparties or a loss of value to the underlying fund.

Because certain derivative instruments may obligate the underlying fund to make one or more potential future payments, which could significantly exceed the value of the underlying fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on the underlying fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the underlying fund’s investment in the instrument. When the underlying fund leverages its portfolio, investments in that underlying fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. In accordance with applicable regulatory requirements, the underlying fund will generally segregate or earmark liquid assets, or enter into offsetting financial positions, to cover its obligations under derivative instruments, effectively limiting the risk of leveraging the underlying fund’s portfolio. Because the underlying fund is legally required to maintain asset coverage or offsetting positions in connection with leveraging derivative instruments, the underlying fund’s investments in such derivatives may also require the underlying fund to buy or sell portfolio securities at disadvantageous times or prices in order to comply with applicable requirements.

Futures — The underlying fund may enter into futures contracts to seek to manage the underlying fund’s interest rate sensitivity by increasing or decreasing the duration of the underlying fund or a portion of the underlying fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, the underlying fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the underlying fund purchases or sells a security, such as a stock or bond, no price is paid or received by the underlying fund upon the purchase or sale of a futures contract. When the underlying fund enters into a futures contract, the underlying fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the underlying fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the underlying fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the underlying fund but is instead a settlement between the underlying fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the underlying fund will mark-to-market its open futures positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the underlying fund, the underlying fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the underlying fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the underlying fund.

When the underlying fund invests in futures contracts and deposits margin with an FCM, the underlying fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the underlying fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-

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defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the underlying fund realizes a gain; if it is more, the underlying fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the underlying fund realizes a gain; if it is less, the underlying fund realizes a loss.

The underlying fund is generally required to segregate liquid assets equivalent to the underlying fund’s outstanding obligations under each futures contract. With respect to long positions in futures contracts that are not legally required to cash settle, the underlying fund will segregate or earmark liquid assets in an amount equal to the contract price the underlying fund will be required to pay on settlement less the amount of margin deposited with an FCM. For short positions in futures contracts that are not legally required to cash settle, the underlying fund will segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the market value of the reference asset underlying the futures contract. With respect to futures contracts that are required to cash settle, however, the underlying fund is permitted to segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the underlying fund’s daily marked-to-market (net) obligation under the contract (i.e., the daily market value of the contract itself), if any; in other words, the underlying fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By segregating or earmarking assets equal only to its net obligation under cash-settled futures, the underlying fund may be able to utilize these contracts to a greater extent than if the underlying fund were required to segregate or earmark assets equal to the full contract price or current market value of the futures contract. Such segregation of assets is intended to ensure that the underlying fund has assets available to satisfy its obligations with respect to futures contracts and to limit any potential leveraging of the underlying fund’s portfolio. However, segregation of liquid assets will not limit the underlying fund’s exposure to loss. To maintain a sufficient amount of segregated assets, the underlying fund may also have to sell less liquid portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the underlying fund’s ability to otherwise invest those assets in other securities or instruments.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the underlying fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the underlying fund had purchased the reference asset directly. When the underlying fund sells a futures contract, by contrast, the value of its futures position will tend to

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move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the underlying fund may be prevented from promptly liquidating unfavorable futures positions and the underlying fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the underlying fund to substantial losses. Additionally, the underlying fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the underlying fund would remain obligated to meet margin requirements until the position is cleared. As a result, the underlying fund’s access to other assets held to cover its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the underlying fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the underlying fund by increasing or decreasing the duration of the underlying fund or a portion of the underlying fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is based on a designated short-term interest rate such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the underlying fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The underlying fund will generally segregate assets with a daily value at least equal to the excess, if any, of the underlying fund’s accrued obligations under the swap agreement over the accrued amount the underlying fund is entitled to receive under the agreement, less the value of any posted margin or collateral on deposit with respect to the position.

The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by the underlying fund’s investment adviser. To the extent the underlying fund enters into bilaterally negotiated swap transactions, the underlying fund will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, the underlying

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fund may lose any amount it expected to receive from the counterparty. Certain interest rate swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. Additionally, the term of an interest rate swap can be days, months or years and, as a result, certain swaps may be less liquid than others.

Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the underlying fund may invest in credit default swap indices (“CDXs”). A CDX is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDX transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The underlying fund may enter into a CDX transaction as either protection buyer or protection seller. If the underlying fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the underlying fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the underlying fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the underlying fund, coupled with the periodic payments previously received by the underlying fund, may be less than the full notional value that the underlying fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the underlying fund. Furthermore, as a protection seller, the underlying fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.

The use of CDX, like all other swap agreements, is subject to certain risks, including the risk that the underlying fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the underlying fund might have may be subject to applicable bankruptcy laws, which could delay or limit the underlying fund’s recovery. Thus, if the underlying fund’s counterparty to a CDX transaction defaults on its obligation to make payments thereunder, the underlying fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays. Certain CDX transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps.

Additionally, when the underlying fund invests in a CDX as a protection seller, the underlying fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the underlying fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDX is based, the investment could result in losses to the underlying fund.

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Pursuant to regulations and published positions of the U.S. Securities and Exchange Commission, the underlying fund’s obligations under a CDX agreement will be accrued daily and, where applicable, offset against any amounts owing to the underlying fund. In connection with CDX transactions in which the underlying fund acts as protection buyer, the underlying fund will segregate liquid assets with a value at least equal to the underlying fund’s exposure (i.e., any accrued but unpaid net amounts owed by the underlying fund to any counterparty), on a marked-to-market basis, less the value of any posted margin. When the underlying fund acts as protection seller, the underlying fund will segregate liquid assets with a value at least equal to the full notional amount of the swap, less the value of any posted margin. Such segregation is intended to ensure that the underlying fund has assets available to satisfy its obligations with respect to CDX transactions and to limit any potential leveraging of the underlying fund’s portfolio. However, segregation of liquid assets will not limit the underlying fund’s exposure to loss. To maintain this required margin, the underlying fund may also have to sell portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the underlying fund’s ability to otherwise invest those assets in other securities or instruments.

Repurchase agreements — The underlying fund may enter into repurchase agreements, or “repos”, under which the underlying fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repo may be considered a loan by the underlying fund that is collateralized by the security purchased. Repos permit the underlying fund to maintain liquidity and earn income over periods of time as short as overnight.

The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. In tri-party repos, a third party custodian, called a clearing bank, facilitates repo clearing and settlement, including by providing collateral management services. The Bank of New York Mellon and JPMorgan Chase are currently the only clearing banks in the U.S. tri-party repo market. However, JPMorgan Chase has announced that it would end its business as a clearing bank for broker-dealer government security services by the end of 2018. That being the case, there is a risk that these services could not be easily replaced if The Bank of New York Mellon were to similarly exit the business or had to suspend services. However, as an alternative to tri-party repos, the fund could enter into bilateral repos, where the parties themselves are responsible for settling transactions.

The underlying fund will only enter into repos involving securities of the type in which they could otherwise invest. If the seller under the repo defaults, the underlying fund may incur a loss if the value of the collateral securing the repo has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the underlying fund may be delayed or limited.

Cash and cash equivalents — The underlying fund may also hold cash or invest in cash equivalents.

The underlying fund may take temporary defensive measures in response to adverse market, economic, political, or other conditions as determined by the investment adviser. Such measures could include, but are not limited to, investments in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers’ acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. government securities and related repurchase agreements. There is no limit on the extent to which the underlying fund may take temporary defensive measures. In taking such measures, the underlying fund may fail to achieve its investment objective.

Commercial paper — An underlying fund may purchase commercial paper. Commercial paper refers to short-term promissory notes issued by a corporation to finance its current operations. Such securities

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normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed-income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed-income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed-income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which an underlying fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the 1933 Act. Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to the institutional investor marketplace. In other words, Section 4(a)(2) commercial paper is generally sold only to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been determined to be liquid under procedures adopted by the underlying fund’s board of trustees.

Investments in registered open-end investment companies and unit investment trusts — The underlying fund may not acquire securities of open-end investment companies or investment unit trusts registered under the Investment Company Act of 1940 in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the Investment Company Act.

* * * * * *

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Portfolio turnover — Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio was replaced once per year. The following table sets forth the portfolio turnover rates for each fund for the fiscal years ended December 31, 2016 and 2015:

	Fiscal year	Portfolio turnover rate
Managed Risk Growth Fund[1]	2016 2015	15% 16
Managed Risk International Fund[2]	2016 2015	26 15
Managed Risk Blue Chip Income and Growth Fund[1]	2016 2015	9 20
Managed Risk Growth-Income Fund[2]	2016 2015	14 11
Managed Risk Asset Allocation Fund	2016 2015	3 3

1 The decrease in turnover was due to decreased trading activity during the period.

2 The increase in turnover was due to increased trading activity during the period.

See “Financial highlights” in the prospectus for the annual portfolio turnover rates for each of the last three fiscal years and for the fiscal period ended December 31, 2013 for Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund. See “Financial highlights” in the prospectus for the annual portfolio turnover rates for each of the last four fiscal years and for the fiscal period ended December 31, 2012 for Managed Risk Asset Allocation Fund.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The Series has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

The following policies apply to the fund (please also see “Additional information about fundamental policies” below):

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

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Additional information about fundamental policies — The information below is not part of the Series’ fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the Series. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time of borrowing and thereafter.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including short positions in financial instruments, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations, money market instruments and repurchase agreements.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. For purposes of calculating compliance with restrictions on industry concentrations, the fund will look through to the securities held by the underlying fund in which it invests. This policy does not apply to investments in securities of the United States government, its agencies or instrumentalities or government sponsored entities or repurchase agreements with respect thereto. The fund does not consider futures contracts to be an industry for these purposes. The fund may, however, invest substantially all of its assets in one or more investment companies managed by Capital Research and Management Company.

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Management of the Series

Board of trustees and officers

Independent trustees1

The Series’ nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the Series’ service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The Series seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the Series’ board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the Series’ independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the Series’ registration statement.

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Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
William H. Baribault, 1945 Trustee (2009)	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	80	General Finance Corporation	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 1947 Trustee (2010)	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	80	Mercury General Corporation Former director of Quiksilver, Inc. (until 2014)	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, municipal and nonprofit organizations · MBA
Leonard R. Fuller, 1946 Trustee (1999)	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	80	None	· Former partner, public accounting firm · Financial management consulting · Service on advisory and trustee boards for municipal, educational and nonprofit organizations · MBA

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Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Mary Davis Holt, 1950 Trustee (2015-2016; 2017)	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	77	None

· Service as chief operations officer, global media company

· Senior corporate management experience

· Corporate board experience

· Service on advisory and trustee boards for educational, business and nonprofit organizations

· MBA

R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive) (2010)	Private investor	80	Former director of JPMorgan Value Opportunities Fund, Inc. (until 2014); The Swiss Helvetia Fund, Inc. (until 2016)	· Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) · Service on trustee boards for charitable, educational and nonprofit organizations
Merit E. Janow, 1958 Trustee (2007)	Dean and Professor, Columbia University, School of International and Public Affairs	79	MasterCard Incorporated; Trimble Inc. Former director of The NASDAQ Stock Market LLC (until 2016)

· Service with Office of the U.S. Trade Representative and U.S. Department of Justice

· Corporate board experience

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Experience as corporate lawyer

· JD

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Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Laurel B. Mitchell, PhD, 1955 Trustee (2010)	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	76	None

· Professor at multiple universities

· Service in the Office of Chief Accountant and Enforcement Division of the U.S. Securities and Exchange Commission

· Experience in corporate management and public accounting

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· PhD, accounting

· Formerly licensed as CPA

Frank M. Sanchez, 1943 Trustee (2010)	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	76	None	· Senior academic leadership position · Corporate board experience · Service on advisory and trustee boards for charitable and nonprofit organizations · PhD, education administration and finance
Margaret Spellings, 1957 Trustee (2010)	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	81	Former director of Apollo Education Group, Inc. (until 2013); ClubCorp Holdings, Inc. (until 2017)

· Former U.S. Secretary of Education, U.S. Department of Education

· Former Assistant to the President for Domestic Policy, The White House

· Former senior advisor to the Governor of Texas

· Service on advisory and trustee boards for charitable and nonprofit organizations

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Interested trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the Series’ service providers also permit the interested trustees to make a significant contribution to the Series’ board.

Name, year of birth and position with Series (year first elected as a trustee2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
Donald D. O’Neal, 1960 Vice Chairman of the Board (1998)	Partner – Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	31	None

Other officers5

Name, year of birth and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Alan N. Berro, 1960 President (1998)	Partner – Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Michael J. Downer, 1955 Executive Vice President (1991)	Director, Senior Vice President and Secretary, Capital Research and Management Company; Chairman of the Board, Capital Bank and Trust Company*
John H. Smet, 1956 Senior Vice President (1994)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Martin Jacobs, 1962 Vice President (2016)	Partner – Capital World Investors, Capital Research and Management Company
Carl M. Kawaja, 1964 Vice President (2008)	Partner – Capital World Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*
Sung Lee, 1966 Vice President (2008)	Partner – Capital Research Global Investors, Capital International, Inc.*
Maria T. Manotok, 1974 Vice President (2012)	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Director, Capital Guardian Trust Company*
S. Keiko McKibben, 1969 Vice President (2010)	Partner – Capital Research Global Investors, Capital Research and Management Company
Renaud H. Samyn, 1974 Vice President (2010)	Partner – Capital Research Global Investors, Capital International, Inc.*

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Name, year of birth and position with Series (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the Series
Dylan Yolles, 1969 Vice President (2012)	Partner – Capital International Investors, Capital Research and Management Company
Steven I. Koszalka, 1964 Secretary (2003)	Vice President – Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer (2008)	Vice President - Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary (2014)	Associate – Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer (2015)	Vice President – Investment Operations, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer (2010)	Vice President – Investment Operations, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the 1940 Act.

2 Trustees and officers of the Series serve until their resignation, removal or retirement.

3 This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

4 The term interested trustee refers to a trustee who is an “interested person” of the funds within the meaning of the 1940 Act, on the basis of his or her affiliation with the Series’ investment adviser, Capital Research and Management Company, or affiliated entities.

5 All of the trustees and/or officers listed, with the exception of Martin Jacobs, S. Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the Series is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2016:

Name	Dollar range[1] of fund shares owned[3]	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1] of independent trustees deferred compensation[4] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[4] allocated to all funds within American Funds family overseen by trustee
Independent trustees
William H. Baribault	None	Over $100,000	N/A5	$50,001 – $100,000
James G. Ellis	None	Over $100,000	N/A5	N/A
Leonard R. Fuller	None	$10,001 – $50,000	N/A5	Over $100,000
Mary Davis Holt[6]	N/A	Over $100,000	N/A	N/A
R. Clark Hooper	None	Over $100,000	N/A5	Over $100,000
Merit E. Janow	None	Over $100,000	N/A5	N/A
Laurel B. Mitchell	None	Over $100,000	N/A5	$50,001 – $100,000
Frank M. Sanchez	None	$1 – $10,000	N/A5	N/A
Margaret Spellings	None	Over $100,000	N/A5	Over $100,000

Name	Dollar range[1] of fund shares owned[2]	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
Interested trustees
Donald D. O’Neal	None	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 N/A indicates that the listed individual, as of December 31, 2016, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3 Shares of the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each trustee’s need for variable annuity or variable life contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations.

4 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

5 The funds in the Series are not available for investment in the independent trustees deferred compensation plan.

6 Ms. Holt was re-elected to the board effective June 8, 2017.

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Trustee compensation — No compensation is paid by the Series to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the Series” section in this statement of additional information, all other officers and trustees of the Series are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The Series typically pays each independent trustee an annual fee, which ranges from $25,249 to $51,647, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the Series generally pays independent trustees attendance and other fees for meetings of the board and its committees. The board chair receives an additional fee for this service.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The Series and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of Series expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the independent trustees.

Trustee compensation earned during the fiscal year ended December 31, 2016:

‘Name	Aggregate compensation (including voluntarily deferred compensation1) from the series	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
William H. Baribault[2]	$ 96,674	$385,204
James G. Ellis	89,679	388,542
Leonard R. Fuller[2]	101,759	381,704
Mary Davis Holt[3]	15,467	190,469
R. Clark Hooper	113,155	509,204
Merit E. Janow	98,010	417,204
Laurel B. Mitchell[2]	118,407	298,829
Frank M. Sanchez	107,915	270,329
Margaret Spellings[2]	84,150	431,029

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2016 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.

2 Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the end of the 2016 fiscal year for participating trustees is as follows: William H. Baribault ($75,140), Leonard R. Fuller ($221,120), Laurel B. Mitchell ($74,190) and Margaret Spellings ($130,679). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the trustees.

3 Ms. Holt served as trustee through March 31, 2016. She was re-elected to the board effective June 8, 2017.

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Series organization and the board of trustees — The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983. At a meeting of the Series’ shareholders on November 24, 2009, shareholders approved the reorganization of the Series to a Delaware statutory trust. However, the Series reserves the right to delay implementing the reorganization. A summary comparison of the governing documents and state laws affecting the Delaware statutory trust and the current form of organization of the Series can be found in the proxy statement for the Series dated August 28, 2009, which is available on the SEC’s website at sec.gov.

All Series operations are supervised by its board of trustees, which meets periodically and performs duties required by applicable state and federal laws. Independent board members are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.

The funds have Class P1 and Class P2 shares. Other funds in the Series have Class 1, Class 1A, Class 2, Class 3 and/or Class 4 shares. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the Series’ amended and restated rule 18f-3 Plan. Class P1 and P2 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plan adopted in connection with the distribution of Class P1 and P2. Class P1 and Class P2 shareholders have exclusive voting rights with respect to their respective Insurance Administrative Services Plans. Shares of each class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the board could be removed by a majority vote.

The Series’ declaration of trust and by-laws, as well as separate indemnification agreements that the Series has entered into with independent trustees, provide in effect that, subject to certain conditions, the Series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the Series. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

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Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the Series within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for Series management and independent counsel to the trustees and the fund.

Risk oversight — Day-to-day management of the Series, including risk management, is the responsibility of the Series’ contractual service providers, including the Series’ investment adviser, principal underwriter/distributor, transfer agent and subadviser. Each of these entities is responsible for specific portions of the Series’ operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use. In that regard, the board receives reports regarding the operations of the Series’ service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the Series and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the Series board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the Series’ audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls.

Not all risks that may affect the Series can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve each fund’s objectives. As a result of the foregoing and other factors, the ability of the Series’ service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The Series has an audit committee comprised of Leonard R. Fuller, Mary Davis Holt, Laurel B. Mitchell and Frank M. Sanchez. The committee provides oversight regarding the Series’ accounting and financial reporting policies and practices, its internal controls and the internal controls of the Series’ principal service providers. The committee acts as a liaison between the Series’ independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2016 fiscal year.

The Series has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement and plan of distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the Series may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2016 fiscal year.

The Series has a nominating and governance committee comprised of William H. Baribault, James G. Ellis, R. Clark Hooper, Merit E. Janow and Margaret Spellings. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of

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qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Series, addressed to the Series’ secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2016 fiscal year.

The independent board members of the Series have oversight responsibility for the Series and certain other funds managed by the investment adviser. As part of their oversight responsibility for these funds, each independent board member sits on one of three fund review committees comprised solely of independent board members. The three committees are divided by portfolio type. Each committee functions independently and is not a decision making body. The purpose of the committees is to assist the board of the Series in the oversight of the investment management services provided by the investment adviser. In addition to regularly monitoring and reviewing investment results, investment activities and strategies used to manage the funds’ assets, the committees also receive reports from the investment adviser’s Principal Investment Officers for the funds, portfolio managers and other investment personnel concerning efforts to achieve the funds’ investment objectives. Each committee reports to the full board of the Series.

Proxy voting procedures and principles — The funds’ investment adviser, in consultation with the Series’ board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the funds and other American Funds. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the Series’ board. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A notation of any potential conflicts of interest also is included in the summary (see below for a description of Capital Research and Management Company’s special review procedures).

For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

In addition to our proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by Institutional Shareholder Services, Glass-Lewis & Co. or other third-party advisory firms on a case-by-case basis. It does not, as a

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policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the Joint Proxy Committee of the American Funds (“JPC”), as appropriate.

The JPC is composed of independent board members from each American Funds board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters. Members of the JPC also may be called upon to resolve voting conflicts involving funds co-managed by the investment adviser’s equity investment divisions and vote proxies when necessary as a result of regulatory requirements (see below for more information).

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with the American Funds organization, or (c) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict. The investment adviser analyzes these proxies and proposals on their merits and does not consider these relationships when casting its vote.

The investment adviser has developed procedures to identify and address instances where a vote could appear to be influenced by such a relationship. Under the procedures, prior to a final vote being cast by the investment adviser, the relevant proxy committees’ voting results for proxies issued by Interested Parties are reviewed by a Special Review Committee (“SRC”) of the investment division voting the proxy if the vote was in favor of the Interested Party.

If a potential conflict is identified according to the procedure above, the SRC will be provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the party and any other pertinent information. The SRC will evaluate the information and determine whether the decision was in the best interest of fund shareholders. It will then accept or override the voting decision or determine alternative action. The SRC includes senior investment professionals and legal and compliance professionals.

In cases where a fund is co-managed and a portfolio company is held by more than one of the investment adviser’s equity investment divisions, voting ties are resolved by one of the following methods. First, for those funds that have delegated tie-breaking authority to the investment adviser, the outcome will be determined by the equity investment division or divisions with the larger position in the portfolio company as of the record date for the shareholder meeting. For the remaining funds, members of the JPC representing those funds will determine the outcome based on a review of the same information provided to the relevant investment analysts, proxy coordinators and proxy committee members.

Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the American Funds, the Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in

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the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Principal fund shareholders — The following table identifies those investors who own of record, or are known by the Series to own beneficially, 5% or more of any class of a fund’s shares as of the opening of business on November 1, 2017. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Managed Risk Growth Fund

Name and address	Ownership	Ownership percentage
Modern Woodmen of America Rock Island, IL	Record	Class P1	81.92%
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class P1 Class P2	11.26 92.03
Capital Research and Management Company Corporate Account Los Angeles, CA	Record	Class P1	6.82

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Managed Risk International Fund

Name and address	Ownership	Ownership percentage
Capital Research and Management Company Corporate Account Los Angeles, CA	Record	Class P1	70.32%
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class P1 Class P2	29.68 91.53
Lincoln Life and Annuity of New York Omnibus Account Fort Wayne, IN	Record	Class P2	5.24

Managed Risk Blue Chip Income and Growth Fund

Name and address	Ownership	Ownership percentage
Capital Research and Management Company Corporate Account Los Angeles, CA	Record	Class P1	60.59%
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class P1 Class P2	39.41 89.36
Lincoln Life and Annuity of New York Omnibus Account Fort Wayne, IN	Record	Class P2	5.05

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Managed Risk Growth-Income Fund

Name and address	Ownership	Ownership percentage
Modern Woodmen of America Rock Island, IL	Record	Class P1	95.08%
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class P2	88.71
Kansas City Life Insurance Company Omnibus Account Kansas City, MO	Record	Class P2	6.72

Managed Risk Asset Allocation Fund

Name and address	Ownership	Ownership percentage
SAST Protected Asset Allocation Portfolio Houston, TX	Record	Class P1	99.96%
Lincoln Life Insurance Company Omnibus Account Fort Wayne, IN	Record	Class P2	34.35
Nationwide Variable Account Omnibus Account Columbus, OH	Record	Class P2	29.20
Forethought Life Insurance Company Omnibus Account Indianapolis, IN	Record	Class P2	28.09

As of November 1, 2017, the officers and trustees of the Series, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.

American Funds Insurance Series – Managed Risk Funds — Page 56

Investment adviser — Capital Research and Management Company, the Series’ investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Beijing, Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

The investment adviser has designed policies and procedures reasonably designed to ensure that the subadviser complies with the fund’s investment objective, strategies and restrictions and provides oversight and monitoring of the subadviser’s activities and compliance procedures.

Subadviser — Milliman Financial Risk Management LLC is the subadviser to the fund with respect to the managed risk strategy. Milliman Financial Risk Management LLC is a wholly owned subsidiary of Milliman, Inc. and is located at 71 South Wacker Drive, 31st Floor, Chicago, IL 60606.

Compensation of investment professionals — Portfolio managers and investment analysts of the investment adviser are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results for the underlying fund in which the fund invests, as well as qualitative considerations, such as an individual’s contribution to the organization, which would include service as a portfolio manager to the fund. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

Portfolio managers of the subadviser are paid competitive salaries by Milliman Financial Risk Management LLC. In addition, they may receive bonuses based on qualitative considerations, such as an individual’s contribution to the organization, and performance reviews in relation to job responsibilities. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s contributions to the organization and other factors.

American Funds Insurance Series – Managed Risk Funds — Page 57

Portfolio manager fund holdings and management of other accounts — Shares of the fund may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio manager’s need for variable annuity or variable life insurance contracts and the role those contracts would play in his or her comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The portfolio managers have determined that variable insurance or annuity contracts do not meet their current needs. Consequently, they do not hold shares of the funds.

Portfolio managers may also manage assets in other funds advised by Capital Research and Management Company or its affiliates. Other managed accounts as of the end of the Series’ most recently completed fiscal year are listed as follows:

American Funds Insurance Series – Managed Risk Funds — Page 58

The following tables reflect information as of December 31, 2016:

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[1]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[1,2]
Managed Risk Growth Fund
Alan N. Berro	25	$297.7	None		None
James R. Mulally	8	$228.5	1	$0.06	None
Managed Risk International Fund
Alan N. Berro	25	$297.8	None		None
James R. Mulally	8	$228.6	1	$0.06	None
Managed Risk Blue Chip Income and Growth Fund
Alan N. Berro	25	$297.6	None		None
James R. Mulally	8	$228.4	1	$0.06	None
Managed Risk Growth-Income Fund
Alan N. Berro	25	$297.7	None		None
James R. Mulally	8	$228.5	1	$0.06	None
Managed Risk Asset Allocation Fund
Alan N. Berro	25	$294.3	None		None
James R. Mulally	8	$225.1	1	$0.06	None
1 Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) , PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or account has an advisory fee that is based on the performance of the RIC, PIV or account.

2 Personal brokerage accounts of portfolio managers and their families are not reflected.

American Funds Insurance Series – Managed Risk Funds — Page 59

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)
Adam Schenck	41	$43.1	3	$.03	0

The fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one hand, and investments in the other pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the Series and the investment adviser will continue in effect until January 31, 2018, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subadvisers approved by the Series’ board and the shareholders of each applicable fund. Any such subadviser will be paid solely by the investment adviser out of the investment adviser’s fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders’ meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; fund accounting fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

Until December 31, 2015, as compensation for its services for the fund, the investment adviser received a monthly fee, accrued daily, calculated at the annual rate of .25% of average daily net assets. The investment adviser waived a portion of its investment advisory services fee for each share class of the fund. As a result of this waiver, the fees which were equivalent to an annualized rate of .25% of average daily net assets were reduced to .10% of average daily net assets. For each of the fiscal years ended December 31, 2015 and 2014, investment advisory services fees waived by Capital Research and Management Company totaled .15% of average daily net assets.

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Effective January 1, 2016, the investment adviser reduced the investment advisory services fee for each share class of the fund from an annual rate of .25% of average daily net assets to .15% of average daily net assets. The investment adviser is currently waiving a portion of its investment advisory services fees for each share class of the fund, such that the fees which were equivalent to an annualized rate of .15% of average daily net assets are reduced to .10% of average daily net assets. This waiver may only be modified or terminated with the approval of the Series’ board.

For the fiscal years ended December 31, 2016, 2015 and 2014, the investment adviser earned from the fund management fees, as follows:

Fund	Fiscal year	Gross management fee	Waiver	Net management fee
Managed Risk Growth Fund	2016	$257,000	$ 86,000	$171,000
	2015	287,000	142,000	145,000
	2014	132,000	26,000	106,000
Managed Risk International Fund	2016	136,000	45,000	91,000
	2015	173,000	86,000	87,000
	2014	81,000	16,000	65,000
Managed Risk Blue Chip Income and Growth Fund	2016	295,000	98,000	197,000
	2015	312,000	149,000	163,000
	2014	132,000	26,000	106,000
Managed Risk Growth-Income Fund	2016	207,000	69,000	139,000
	2015	254,000	124,000	130,000
	2014	116,000	23,000	93,000
Managed Risk Asset Allocation Fund	2016	4,606,000	1,535,000	3,070,000
	2015	5,835,000	2,801,000	3,035,000
	2014	3,883,000	777,000	3,106,000

The investment adviser is currently reimbursing a portion of the expenses of the fund during its start-up period. This reimbursement will be in effect through at least November 30, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. For each of the fiscal years ended December 31, 2016, 2015 and 2014, the total expenses reimbursed by the investment adviser were $656,000, $710,000 and $335,000, respectively.

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The investment adviser has entered into a contract with the subadviser with respect to each fund and compensates the subadviser out of the investment advisory fees it receives from each fund. The subadviser’s total fees for services provided to the Series for the fiscal years ended December 31, 2016, 2015 and 2014 were:

Fund	Fiscal year	Subadviser fee
Managed Risk Growth Fund	2016	$ 171,000
	2015	130,000
	2014	79,000
Managed Risk International Fund	2016	91,000
	2015	78,000
	2014	48,000
Managed Risk Blue Chip Income and Growth Fund	2016	196,000
	2015	144,000
	2014	79,000
Managed Risk Growth-Income Fund	2016	138,000
	2015	116,000
	2014	69,000
Managed Risk Asset Allocation Fund	2016	3,070,000
	2015	2,684,000
	2014	2,330,000

Since the fund pursues its investment objective in part by investing in the underlying fund, you will bear your proportionate share of the fund’s operating expenses and also, indirectly, the operating expenses of the underlying fund.

Sub-Advisory Agreement — The subadviser is appointed by the Series and the investment adviser, and provides services, pursuant to a Sub-Advisory Agreement. The Sub-Advisory Agreement between the investment adviser, the Series and the subadviser will continue in effect until January 31, 2018, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Sub-Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Sub-Advisory Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act) or the assignment or termination of the Investment Advisory and Service Agreement. In addition, the Sub-Advisory Agreement provides that the subadviser will be paid solely by the investment adviser out of the investment adviser’s fees.

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Plans of distribution — The Series has adopted plans of distribution (the “Plans”) for its Class P1 and P2 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire board of trustees, and separately by a majority of the trustees who are not “interested persons” of the Series and who have no direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not “interested persons” of the Series is committed to the discretion of the trustees who are not “interested persons” during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the board of trustees.

Under the Plans, the Series may expend up to .25% of the assets of Class P1 shares and up to .50% of the assets of Class P2 shares. The board of trustees has authorized the Series to pay to insurance company contract issuers .25% of the fund’s average net assets of Class P2 shares annually to finance any distribution activity which is primarily intended to benefit the Class P2 shares of the fund, provided that the board of trustees of the Series has approved the categories of expenses for which payment is being made. The board of trustees has not authorized any payments on Class P1 assets pursuant to the Plan for Class P1 shares. Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service fee to dealers on the value of all variable annuity and variable life insurance contract payments for account-related services provided to existing shareholders. During the fiscal year ended December 31, 2016, the Series incurred distribution expenses of $6,749,000 payable to certain life insurance companies under the respective Plans. Accrued and unpaid distribution expenses were $542,000.

Insurance administration fee — The insurance companies for which the fund’s Class P1 and P2 shares are available provide certain administrative services for the separate accounts that hold the shares of the fund and the contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders annuities. These services include, but are not limited to, record maintenance, shareholder communications and transactional services.

These services are provided pursuant to an Insurance Administrative Services Plan adopted by the Series relating to the fund’s Class P1 and P2 shares. Under this agreement, the insurance company receives .25% of the fund’s average daily net assets attributable to the appropriate share class. During the fiscal year ended December 31, 2016, the fund’s Class P1 and P2 shares incurred insurance administration fees of $2,416,000 and $6,752,000, respectively.

Compensation to insurance companies — American Funds Distributors, at its expense, currently makes payments to certain of the insurance companies that may offer one or more of the funds as the underlying investment in insurance contracts. These payments generally cover expenses associated with education and training meetings sponsored by American Funds Distributors for insurance company sales forces.

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Execution of portfolio transactions

The fund does not incur any brokerage commissions for purchasing shares of the underlying fund. However, the fund may incur brokerage commissions and/or investment dealer concessions when purchasing short-term debt securities. Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

Specific decisions to purchase or sell futures contracts for the fund are made by the portfolio managers of the subadviser. Purchases and sales of futures contracts for the fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The subadviser and investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the size of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund’s most recent fiscal year, the fund did not have investments in securities of any of its regular broker-dealers.

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Brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2016, 2015 and 2014 were:

	Fiscal year ended
	2016	2015	2014
Managed Risk Growth Fund	$ 8,000	$12,000	$ 4,000
Managed Risk International Fund	15,000	14,000	3,000
Managed Risk Blue Chip Income and Growth Fund	7,000	14,000	3,000
Managed Risk Growth-Income Fund	5,000	11,000	3,000
Managed Risk Asset Allocation Fund	51,000	84,000	19,000

Increases (or decreases) in the dollar amount of brokerage commissions paid by a fund over the last three fiscal years resulted from increases (or decreases) in the volume of trading activity.

For information regarding the policies with respect to the execution of portfolio transactions of the underlying fund, please see the statement of additional information for the underlying fund.

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Disclosure of portfolio holdings

The Series’ investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds’ portfolio securities. These policies and procedures have been reviewed by the Series’ board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the Series’ Chief Compliance Officer.

Under these policies and procedures, each fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website (americanfunds.com/afis) no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the American Funds website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.

The Series’ custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the Series’ custodian, outside counsel and auditor.

Each fund’s portfolio holdings, dated as of the end of each calendar month, are made available to insurance companies that use the funds as underlying investments in their variable annuity contracts and variable life insurance policies. Monthly holdings are made available to help the insurance companies evaluate the funds for inclusion in the contracts and life insurance policies they offer and to evaluate and manage the insurance guarantees offered under their insurance contracts. Monthly holdings may be provided to insurance companies no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Monthly holdings may also be provided to the fund’s subadviser. Insurance companies may receive a list of the futures contracts and other investments that make up a fund’s managed risk strategy each business day. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg and Thomson Financial Research. Information on certain portfolio characteristics of the funds and underlying funds are also provided to the insurance companies and the fund’s subadviser each business day.

Affiliated persons of the Series, including officers of the Series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the Series and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Series, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the Series, its investment adviser or any of their

American Funds Insurance Series – Managed Risk Funds — Page 67

affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series’ investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds’ portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain Series service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the Series or its designee. Orders received by the Series or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.

The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price). The fund’s investment adviser delivers the net asset value every day it is calculated to each insurance company that offers such fund as an underlying investment to its variable contracts by, for example, email, direct electronic transmission or facsimile or through the systems of the National Securities Clearing Corporation.

As noted in the fund’s prospectus, the principal assets of the fund consists of investments in the underlying fund and exchange traded futures.

Exchange traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

The investments in the underlying fund are reflected in the net assets of the fund on the day of investment. All portfolio securities of the underlying fund are valued, and the net asset values per share for each share class are determined, as indicated below.

The underlying fund is priced based on the net asset value of the underlying fund, calculated as of approximately 4 p.m. New York time each day the New York Stock Exchange is open. Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted

American Funds Insurance Series – Managed Risk Funds — Page 69

bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including both interest rate swaps and positions in credit default swap indices, are valued using market quotations or valuations provided by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the Series’ board. Subject to board oversight, the Series’ board has appointed the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges

American Funds Insurance Series – Managed Risk Funds — Page 70

and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchases of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M, including the asset diversification test. The asset diversification test requires that at the close of each quarter of the fund’s taxable year that (i) at least 50% of the fund’s assets be invested in cash and cash items, government securities, securities of other funds and other securities which, with respect to any one issuer, represent neither more than 5% of the assets of the fund nor more than 10% of the voting securities of the issuer, and (ii) no more than 25% of the fund’s assets be invested in the securities of any one issuer (other than government securities or the securities of other funds), the securities (other than the securities of other funds) of two or more issuers that the fund controls and are engaged in similar trades or businesses, or the securities of one or more qualified publicly traded partnerships.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

The fund is subject to a set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, the fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If the fund should fail to comply with these regulations, Contracts invested in the fund will not be treated as annuity, endowment or life insurance contracts under the Code.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. Capital losses may be carried forward indefinitely and retain their character as either short-term or long-term.

Tax consequences of investing in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

American Funds Insurance Series – Managed Risk Funds — Page 72

Tax consequences of investing in derivatives — The fund may enter into transactions involving derivatives, such as futures, swaps and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

American Funds Insurance Series – Managed Risk Funds — Page 73

General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by Bank of New York Mellon, One Wall Street, New York, NY 10286, as custodian. Non-U.S. securities may be held by the custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company’s separate account, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service Company was paid a transfer agent fee of less than $1,000 for Class P1 shares and less than $1,000 for Class P2 shares for the 2016 fiscal year.

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017, serves as the Series’ independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The selection of the Series’ independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, 300 South Grand Avenue, 22nd Floor, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the Series and for trustees who are not interested persons (as defined by the 1940 Act) of the Series. A determination with respect to the independence of the Series’ counsel will be made at least annually by the independent trustees of the Series, as prescribed by applicable 1940 Act rules.

Prospectuses and reports to shareholders — The Series’ fiscal year ends on December 31. Contract owners are provided updated prospectuses or summary prospectuses by their insurance provider annually and at least semiannually with reports showing the funds’ investment portfolios or summary investment portfolios, financial statements and other information. The Series’ annual financial statements are audited by the independent registered public accounting firm of PricewaterhouseCoopers LLP.

Code of ethics — The Series, Capital Research and Management Company and its affiliated companies have adopted codes of ethics that allow for personal investments, including securities in which the funds of the Series may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions. The subadviser has adopted a code of ethics which restricts, subject to certain conditions, personnel of the subadviser from investing in certain securities.

Shareholder and trustee responsibility — Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series’ principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The declaration of trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series

American Funds Insurance Series – Managed Risk Funds — Page 74

or trustees. The declaration of trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the declaration of trust, the trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its trustees and officers as authorized by its by-laws and by the 1940 Act and the rules and regulations thereunder.

Registration statement — A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act with respect to the fund. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the fund. Statements contained in the prospectus and this statement of additional information as to the content of the contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and contracts as filed with the Securities and Exchange Commission.

Authorized shares — The Series was organized as a Massachusetts business trust which permits the fund to issue an unlimited number of shares of beneficial interest of one or more classes.

Redemption of shares — While payment of redemptions normally will be in cash, the Series’ declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the Series’ board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other Series shareholders.

Voting rights — Shareholders have one vote per share owned. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in a fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in accordance with voting instructions received, and will vote shares or other voting interests not received in proportion to the voting instructions received by all separate accounts. In addition, fund shares held directly by an insurance company, if any, will be voted in proportion to the voting instructions received by all separate accounts. As a result of proportional voting, the vote of a small number of contract holders could determine the outcome of a shareholder vote.

American Funds Insurance Series – Managed Risk Funds — Page 75

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating scale

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

American Funds Insurance Series – Managed Risk Funds — Page 76

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

American Funds Insurance Series – Managed Risk Funds — Page 77

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

American Funds Insurance Series – Managed Risk Funds — Page 78

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

American Funds Insurance Series – Managed Risk Funds — Page 79

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

American Funds Insurance Series – Managed Risk Funds — Page 80

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

American Funds Insurance Series – Managed Risk Funds — Page 81

American Funds Insurance Series®

Global Growth Fund

Investment portfolio

June 30, 2017

unaudited

Common stocks97.12% Information technology29.76%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	27,614,000	$189,267
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	335,000	11,712
Alphabet Inc., Class A1	140,400	130,527
Alphabet Inc., Class C1	71,052	64,567
Nintendo Co., Ltd.	516,200	172,931
ASML Holding NV	675,542	88,036
ASML Holding NV (New York registered)	643,900	83,907
Facebook, Inc., Class A1	898,500	135,656
Alibaba Group Holding Ltd. (ADR)1	781,050	110,050
Microsoft Corp.	1,380,000	95,123
Visa Inc., Class A	998,800	93,668
Murata Manufacturing Co., Ltd.	608,000	92,274
Broadcom Ltd.	392,200	91,402
Samsung Electronics Co., Ltd.	18,520	38,476
Samsung Electronics Co., Ltd., nonvoting preferred	18,500	30,107
Tencent Holdings Ltd.	1,800,000	64,369
AAC Technologies Holdings Inc.	4,418,540	55,236
Just Eat PLC1	5,264,900	44,915
Intel Corp.	1,028,000	34,685
Largan Precision Co., Ltd.	215,000	34,278
Amphenol Corp., Class A	265,000	19,562
Symantec Corp.	491,000	13,871
VeriSign, Inc.1	135,000	12,550
TE Connectivity Ltd.	133,000	10,464
Jack Henry & Associates, Inc.	98,000	10,179
Tech Mahindra Ltd.	1,319,000	7,795
Nokia Corp.	907,500	5,563
		1,741,170
Consumer discretionary19.00%
Amazon.com, Inc.1	297,100	287,593
Ulta Beauty, Inc.1	315,300	90,598
Home Depot, Inc.	513,000	78,694
Peugeot SA	3,878,800	77,373
Priceline Group Inc.1	39,000	72,950
Industria de Diseño Textil, SA	1,723,000	66,142
McDonald’s Corp.	293,000	44,876
Naspers Ltd., Class N	208,300	40,522
ASOS PLC1	456,000	34,144
Luxottica Group SpA	587,617	33,994
Christian Dior SE2	111,900	32,599
Sodexo SA	200,000	25,858
MGM China Holdings, Ltd.	10,962,000	24,374
MGM Resorts International	758,024	23,719
NIKE, Inc., Class B	399,000	23,541
Wynn Macau, Ltd.	9,902,000	23,133
CBS Corp., Class B	334,850	21,357

American Funds Insurance Series — Global Growth Fund — Page 1 of 173

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Tiffany & Co.	190,000	$17,835
GVC Holdings PLC	1,732,000	17,065
Suzuki Motor Corp.	360,000	17,060
Burberry Group PLC	692,400	14,979
Starbucks Corp.	225,000	13,120
Cie. Financière Richemont SA, Class A	121,450	10,006
Sony Corp.	243,000	9,260
Twenty-First Century Fox, Inc., Class A	314,000	8,899
Hermès International	3,910	1,932
		1,111,623
Health care13.90%
Regeneron Pharmaceuticals, Inc.1	243,700	119,691
UnitedHealth Group Inc.	344,700	63,914
Bayer AG	421,600	54,509
Boston Scientific Corp.1	1,779,200	49,319
Express Scripts Holding Co.1	720,200	45,978
AstraZeneca PLC	686,500	45,914
Sartorius AG, non-registered shares, nonvoting preferred	444,000	42,841
Straumann Holding AG	71,500	40,675
Eurofins Scientific SE, non-registered shares	68,145	38,383
Mettler-Toledo International Inc.1	65,000	38,255
Vertex Pharmaceuticals Inc.1	280,000	36,084
Genmab A/S1	167,000	35,630
Merck & Co., Inc.	510,500	32,718
Fisher & Paykel Healthcare Corp. Ltd.	3,792,000	31,817
Novartis AG	378,000	31,457
Medtronic PLC	234,000	20,767
Hypermarcas SA, ordinary nominative	2,220,000	18,629
Novo Nordisk A/S, Class B	390,325	16,715
Aetna Inc.	110,000	16,701
CSL Ltd.	147,000	15,595
bioMérieux SA	45,000	9,740
Juno Therapeutics, Inc.1	150,000	4,484
China Biologic Products, Inc.1	31,500	3,563
		813,379
Financials9.74%
AIA Group Ltd.	15,387,900	112,441
JPMorgan Chase & Co.	869,100	79,436
Indiabulls Housing Finance Ltd.	3,031,000	50,463
Prudential PLC	1,905,134	43,696
MarketAxess Holdings Inc.	188,000	37,807
YES Bank Ltd.	1,195,000	27,057
AXA SA	929,000	25,412
ORIX Corp.	1,502,000	23,236
SunTrust Banks, Inc.	317,000	17,980
Banco Santander, SA	2,678,200	17,717
Bankinter, SA	1,673,000	15,411
Berkshire Hathaway Inc., Class A1	60	15,282
BlackRock, Inc.	34,000	14,362
CME Group Inc., Class A	108,000	13,526
Shinsei Bank, Ltd.	6,401,000	11,154
Svenska Handelsbanken AB, Class A	760,000	10,879
BNP Paribas SA	147,000	10,588

American Funds Insurance Series — Global Growth Fund — Page 2 of 173

unaudited

Common stocks Financials (continued)	Shares	Value (000)
GT Capital Holdings, Inc.	399,000	$9,568
SVB Financial Group1	53,000	9,317
Itaú Unibanco Holding SA, preferred nominative	825,000	9,152
PacWest Bancorp	166,000	7,752
Credit Suisse Group AG	516,522	7,466
		569,702
Consumer staples7.61%
British American Tobacco PLC	1,938,000	132,114
Nestlé SA	739,650	64,369
Altria Group, Inc.	650,000	48,405
Pernod Ricard SA	301,400	40,363
Philip Morris International Inc.	290,000	34,061
Uni-Charm Corp.	1,157,000	29,029
Shoprite Holdings Ltd.	1,432,000	21,824
Coca-Cola European Partners PLC	397,000	16,146
Coca-Cola HBC AG (CDI)	472,500	13,896
Alimentation Couche-Tard Inc., Class B	285,000	13,661
Lenta Ltd. (GDR)1,3	1,211,900	7,041
Lenta Ltd. (GDR)1	974,100	5,660
Associated British Foods PLC	260,000	9,942
Procter & Gamble Co.	96,036	8,370
		444,881
Industrials6.14%
Airbus SE, non-registered shares	1,109,500	91,239
KONE Oyj, Class B	880,000	44,767
Caterpillar Inc.	399,000	42,877
ASSA ABLOY AB, Class B	1,677,000	36,846
Ryanair Holdings PLC (ADR)1	307,000	33,036
Geberit AG	65,000	30,314
IDEX Corp.	136,000	15,369
Aalberts Industries NV, non-registered shares	350,000	13,935
Johnson Controls International PLC	266,450	11,553
Ingersoll-Rand PLC	125,000	11,424
Boeing Co.	57,000	11,272
NIBE Industrier AB, Class B	907,714	8,571
Rockwool International A/S, Class B	36,993	8,143
		359,346
Energy2.46%
Reliance Industries Ltd.1	1,045,000	22,311
Schlumberger Ltd.	330,000	21,727
EOG Resources, Inc.	233,700	21,155
Enbridge Inc. (CAD denominated)	407,638	16,239
Royal Dutch Shell PLC, Class B	582,400	15,645
LUKOIL Oil Co. PJSC (ADR)	306,700	14,936
Seven Generations Energy Ltd., Class A1	798,000	13,667
Canadian Natural Resources, Ltd.	420,000	12,119
Cimarex Energy Co.	67,000	6,299
		144,098

American Funds Insurance Series — Global Growth Fund — Page 3 of 173

unaudited

Common stocks Materials2.06%	Shares	Value (000)
Sherwin-Williams Co.	116,000	$40,711
Glencore PLC	6,150,000	23,005
Praxair, Inc.	146,400	19,405
Outokumpu Oy, Class A (Finland)	2,305,600	18,407
E.I. du Pont de Nemours and Co.	122,400	9,879
Air Liquide SA, bonus shares2	72,000	8,898
		120,305
Telecommunication services1.46%
SoftBank Group Corp.	776,000	62,763
Vodafone Group PLC	4,680,000	13,273
BT Group PLC	2,500,000	9,597
		85,633
Miscellaneous4.99%
Other common stocks in initial period of acquisition		291,977
Total common stocks (cost: $4,016,519,000)		5,682,114
Bonds, notes & other debt instruments0.04% U.S. Treasury bonds & notes0.04% U.S. Treasury0.04%	Principal?amount (000)
U.S. Treasury 0.875% 2017	$2,000	1,999
Total bonds, notes & other debt instruments (cost: $1,999,000)		1,999
Short-term securities3.03%
CAFCO, LLC 1.18% due 8/29/20173	30,000	29,940
Federal Home Loan Bank 1.00% due 7/14/2017	20,000	19,995
General Electric Co. 1.08% due 7/3/2017	11,000	10,999
KfW 0.95% due 7/5/20173	30,000	29,996
Old Line Funding, LLC 1.02% due 7/17/20173	10,000	9,995
Sumitomo Mitsui Banking Corp. 0.99% due 7/17/20173	31,500	31,482
Toronto-Dominion Bank 1.10% due 7/25/20173	20,000	19,983
Victory Receivables Corp. 1.07% due 8/1/20173	25,000	24,968
Total short-term securities (cost: $177,375,000)		177,358
Total investment securities100.19% (cost: $4,195,893,000)		5,861,471
Other assets less liabilities (0.19)%		(10,921)
Net assets100.00%		$5,850,550

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 6/30/2017 (000)
Purchases (000)	Sales (000)
USD5,243	JPY581,294	Bank of America, N.A.	7/25/2017	$69

American Funds Insurance Series — Global Growth Fund — Page 4 of 173

unaudited

1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $41,497,000, which represented .71% of the net assets of the fund.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $153,405,000, which represented 2.62% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
JPY = Japanese yen
USD/$ = U.S. dollars

American Funds Insurance Series — Global Growth Fund — Page 5 of 173

Global Small Capitalization Fund

Investment portfolio

June 30, 2017

unaudited

Common stocks92.48% Consumer discretionary21.57%	Shares	Value (000)
Domino’s Pizza, Inc.	242,300	$51,254
zooplus AG, non-registered shares1	250,671	49,817
Hilton Grand Vacations Inc.1	1,114,900	40,203
GVC Holdings PLC	4,048,748	39,892
Cedar Fair, LP	531,000	38,285
Melco International Development Ltd.	13,831,000	37,025
Five Below, Inc.1	684,000	33,769
Tele Columbus AG1	2,743,000	30,389
Hostelworld Group PLC2	5,720,000	25,852
Vail Resorts, Inc.	121,107	24,564
AA PLC	7,894,804	23,444
Entertainment One Ltd.	7,563,697	21,712
Belmond Ltd., Class A1	1,624,000	21,599
Ted Baker PLC	686,500	21,370
Cyrela Brazil Realty SA, ordinary nominative	5,928,100	19,612
Taiwan Paiho Ltd.	4,881,000	18,372
Countryside Properties PLC	4,005,566	17,790
Ladbrokes Coral Group PLC	11,120,100	16,583
Grand Canyon Education, Inc.1	205,000	16,074
BCA Marketplace PLC	6,244,600	15,819
Melco Resorts & Entertainment Ltd. (ADR)	616,000	13,829
Texas Roadhouse, Inc.	253,500	12,916
Lions Gate Entertainment Corp., Class A1	330,291	9,321
Lions Gate Entertainment Corp., Class B1	123,414	3,243
Nifco Inc.	233,000	12,492
Kyoritsu Maintenance Co., Ltd.	417,800	12,128
Stella International Holdings Ltd.	6,750,000	12,104
Shop Apotheke Europe NV1	267,857	12,051
ServiceMaster Global Holdings, Inc.1	303,000	11,875
Inchcape PLC	1,204,600	11,838
Hyundai Wia Corp.	189,637	11,569
Paddy Power Betfair PLC	106,393	11,358
Elang Mahkota Teknologi Tbk PT3	12,362,700	10,667
Aritzia Inc., subordinate voting shares1	837,700	9,703
Zhongsheng Group Holdings Ltd.	4,697,500	8,760
Minor International PCL, nonvoting depositary receipt (Thailand)	7,230,000	8,567
Greene King PLC	911,618	7,997
Brunello Cucinelli SpA	280,865	7,385
ElringKlinger AG	384,000	7,359
Wowprime Corp.	1,170,000	7,096
Chow Sang Sang Holdings International Ltd.	2,942,000	6,866
POLYTEC Holding AG, non-registered shares	364,350	6,862
L’Occitane International SA	2,859,671	6,564
Cie. Plastic Omnium SA	178,600	6,514
Elior Group SA	204,647	5,946
Hankook Tire Co., Ltd.	101,174	5,624

American Funds Insurance Series — Global Small Capitalization Fund — Page 6 of 173

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Hathway Cable and Datacom Ltd.1	9,780,000	$5,507
Tesla, Inc.1	15,000	5,424
Greggs PLC	375,200	5,278
DO & CO AG, non-registered shares	68,190	4,814
Talwalkars Better Value Fitness Ltd.	1,020,000	4,616
I.T Limited	8,666,000	4,273
Daily Mail and General Trust PLC, Class A, nonvoting	485,000	4,213
PT Surya Citra Media Tbk3	21,510,000	4,172
Toll Brothers, Inc.	105,000	4,149
Tarena International, Inc., Class A (ADR)	215,152	3,853
DineEquity, Inc.	84,920	3,741
RH1	50,500	3,258
American Axle & Manufacturing Holdings, Inc.1	202,000	3,151
Eclat Textile Co., Ltd.	256,000	3,122
ASOS PLC1	40,600	3,040
Mulberry Group PLC	191,000	2,774
China Zenix Auto International Ltd. (ADR)1	428,500	763
		870,207
Information technology16.57%
Qorvo, Inc.1	1,783,038	112,902
VTech Holdings Ltd.	2,189,000	34,682
AAC Technologies Holdings Inc.	2,563,061	32,041
ZPG PLC	6,660,920	31,388
II-VI, Inc.1	814,200	27,927
Paycom Software, Inc.1	374,985	25,653
Hamamatsu Photonics KK	785,753	24,102
Lumentum Holdings Inc.1	419,900	23,955
Mellanox Technologies, Ltd.1	553,000	23,945
Topcon Corp.	1,360,510	23,394
Kakaku.com, Inc.	1,468,600	21,061
Sunny Optical Technology (Group) Co., Ltd.	2,244,000	20,119
Moneysupermarket.com Group PLC	4,295,000	19,786
Zebra Technologies Corp., Class A1	170,000	17,088
Silicon Laboratories Inc.1	234,200	16,008
Cypress Semiconductor Corp.	1,100,000	15,015
DeNA Co., Ltd.	665,000	14,876
ON Semiconductor Corp.1	1,056,726	14,836
Inphi Corp.1	405,000	13,891
Viavi Solutions Inc.1	1,310,600	13,801
RIB Software SE	766,865	12,954
Cognex Corp.	150,000	12,735
Finisar Corp.1	462,000	12,003
Cray Inc.1	596,231	10,971
Infinera Corp.1	1,026,000	10,947
YY Inc., Class A (ADR)1	173,400	10,062
Vanguard International Semiconductor Corp.1	4,700,000	9,270
istyle Inc.	1,101,834	8,699
EVERTEC, Inc.	450,000	7,785
CardConnect Corp.1	484,900	7,298
MACOM Technology Solutions Holdings, Inc.1	103,500	5,772
Palo Alto Networks, Inc.1	40,030	5,356
Gridsum Holding Inc., Class B (ADR)1	605,000	5,179
AGTech Holdings Ltd.1	30,000,000	5,111
Acacia Communications, Inc.1	92,000	3,815

American Funds Insurance Series — Global Small Capitalization Fund — Page 7 of 173

unaudited

Common stocks Information technology (continued)	Shares	Value (000)
Exa Corp.1	276,000	$3,809
Sonus Networks, Inc.1	410,584	3,055
Tobii AB1	569,811	2,658
Alten SA, non-registered shares	28,500	2,353
Xurpas Inc.	13,926,000	2,338
		668,640
Health care16.05%
Insulet Corp.1	1,298,633	66,633
GW Pharmaceuticals PLC (ADR)1	652,600	65,423
China Biologic Products, Inc.1	503,000	56,889
athenahealth, Inc.1	342,000	48,068
Kite Pharma, Inc.1	385,539	39,969
Illumina, Inc.1	230,200	39,944
Integra LifeSciences Holdings Corp.1	688,523	37,531
NuVasive, Inc.1	460,750	35,441
iRhythm Technologies, Inc.1	807,980	34,331
Bluebird Bio, Inc.1	267,765	28,129
Ultragenyx Pharmaceutical Inc.1	387,108	24,043
CryoLife, Inc.	864,300	17,243
Hikma Pharmaceuticals PLC	869,000	16,638
Axovant Sciences Ltd.1	705,000	16,349
BioMarin Pharmaceutical Inc.1	172,000	15,621
Almost Family, Inc.1	241,000	14,858
Sawai Pharmaceutical Co., Ltd.	215,400	12,084
Hypermarcas SA, ordinary nominative	1,130,000	9,482
Capio AB	1,540,214	9,415
Wright Medical Group NV1	325,000	8,934
Nakanishi Inc.	214,000	8,667
CONMED Corp.	166,000	8,456
Genomma Lab Internacional, SAB de CV, Series B1	5,400,000	6,951
NantKwest, Inc.1	773,700	5,872
PRA Health Sciences, Inc.1	57,346	4,302
Divi’s Laboratories Ltd.1	384,864	3,854
Hologic, Inc.1	69,700	3,163
Teleflex Inc.	14,810	3,077
Mitra Keluarga Karyasehat Tbk PT3	17,500,000	2,626
Fisher & Paykel Healthcare Corp. Ltd.	269,000	2,257
Endo International PLC1	93,900	1,049
		647,299
Industrials10.02%
International Container Terminal Services, Inc.	20,180,000	39,112
Nabtesco Corp.	728,500	21,147
AKR Corporindo Tbk PT3	37,356,800	18,288
ABM Industries Inc.	428,800	17,804
Clean Harbors, Inc.1	305,000	17,028
Allegiant Travel Co.	123,200	16,706
ITT Inc.	394,042	15,833
BWX Technologies, Inc.	300,800	14,664
Grafton Group PLC, units	1,557,000	14,297
Bossard Holding AG	70,265	14,245
Welbilt Inc.1	750,000	14,138
Johnson Electric Holdings Ltd.	4,008,500	13,939
Tsubaki Nakashima Co., Ltd.	705,200	13,624

American Funds Insurance Series — Global Small Capitalization Fund — Page 8 of 173

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
J. Kumar Infraprojects Ltd.	2,901,000	$13,372
Air Lease Corp., Class A	350,000	13,076
Carborundum Universal Ltd.	2,440,000	12,278
NORMA Group SE, non-registered shares	215,718	11,213
Unique Engineering and Construction PCL	20,626,000	11,172
Proto Labs, Inc.1	147,200	9,899
Boyd Group Income Fund	124,500	9,231
Generac Holdings Inc.1	255,000	9,213
Amara Raja Batteries Ltd.1	677,766	8,804
Geberit AG	16,500	7,695
KEYW Holding Corp.1	750,000	7,013
Havells India Ltd.	977,874	6,959
Europcar Groupe SA	464,040	6,789
Alliance Global Group, Inc.	23,370,000	6,623
Harmonic Drive Systems Inc.	176,400	6,101
PayPoint PLC	520,000	5,990
Samsung Heavy Industries Co., Ltd.1	430,000	4,679
Gujarat Pipavav Port Ltd.	1,985,000	4,591
Matson, Inc.	139,000	4,176
va-Q-tec AG1	181,000	4,136
Landstar System, Inc.	46,600	3,989
Talgo SA, non-registered shares	583,000	3,524
Rheinmetall AG	29,000	2,753
		404,101
Financials8.40%
Kotak Mahindra Bank Ltd.	3,282,732	48,540
Essent Group Ltd.1	1,058,841	39,325
Texas Capital Bancshares, Inc.1	481,423	37,262
Webster Financial Corp.	553,000	28,878
Avanza Bank Holding AB	560,129	24,460
First Hawaiian, Inc.	507,800	15,549
Close Brothers Group PLC	755,000	14,839
EFG International AG	2,231,703	14,453
City Union Bank Ltd.	4,714,341	12,899
Deutsche Pfandbriefbank AG, non-registered shares	869,110	10,716
NMI Holdings, Inc.1	928,075	10,626
Shriram Transport Finance Co. Ltd.	561,196	8,680
Eurobank Ergasias SA1	7,665,362	8,580
Bharat Financial Inclusion Ltd.1	629,511	7,018
Cerved Information Solutions SPA, non-registered shares	611,000	6,539
Numis Corp. PLC	2,022,302	6,447
Grupo Financiero Galicia SA, Class B (ADR)	150,500	6,417
Signature Bank1	42,000	6,028
KKR Real Estate Finance Trust Inc. REIT	250,000	5,375
Bank of Hawaii Corp.	63,100	5,235
Great Western Bancorp, Inc.	127,500	5,203
CYBG PLC1	1,168,700	4,207
Bank of Ireland1	14,099,515	3,704
National Bank of Pakistan	5,270,000	2,966
Inversiones La Construcción SA	205,000	2,543
Permanent TSB Group Holdings PLC1	750,000	2,356
		338,845

American Funds Insurance Series — Global Small Capitalization Fund — Page 9 of 173

unaudited

Common stocks Consumer staples3.65%	Shares	Value (000)
COSMOS Pharmaceutical Corp.	193,900	$37,720
Treasury Wine Estates Ltd.	1,834,975	18,560
SalMar ASA	629,690	15,620
Varun Beverages Ltd.1	1,286,098	10,642
Century Pacific Food, Inc.	28,435,000	10,143
Milbon Co., Ltd.	163,000	9,159
Kernel Holding SA	493,041	8,629
Philip Morris CR as	10,500	6,929
Emperador Inc.	45,300,000	6,769
Delfi Ltd.	3,729,800	5,418
Puregold Price Club, Inc.	5,958,707	5,261
Del Monte Pacific Ltd.	20,169,223	4,761
PriceSmart, Inc.	44,000	3,855
Hyundai Department Store Co., Ltd.	38,500	3,718
		147,184
Materials3.46%
Lundin Mining Corp.	5,999,000	34,094
Sirius Minerals PLC1	44,273,655	17,495
Kenmare Resources PLC1	4,132,584	13,712
PolyOne Corp.	350,000	13,559
Buzzi Unicem SPA	429,000	10,677
HudBay Minerals Inc.	1,780,600	10,298
United States Steel Corp.	454,580	10,064
Mayr-Melnhof Karton AG, non-registered shares	45,300	5,924
CPMC Holdings Ltd.	11,300,000	5,572
Steel Dynamics, Inc.	148,300	5,311
Indorama Ventures PCL	3,658,000	4,092
KOLON Industries, Inc.	50,000	3,011
Arkema SA	27,400	2,924
S H Kelkar and Co. Ltd.1	663,128	2,706
		139,439
Real estate2.75%
WHA Corp. PCL	340,831,250	31,705
MGM Growth Properties LLC REIT, Class A	1,048,600	30,608
Land and Houses PCL, nonvoting depository receipt	64,638,041	19,028
Land and Houses PCL, foreign registered	4,551,959	1,340
Inmobiliaria Colonial, SA1	1,843,000	16,057
Mahindra Lifespace Developers Ltd.	1,069,195	7,121
K. Wah International Holdings Ltd.	5,091,172	3,091
Golden Wheel Tiandi Holdings Co. Ltd.	22,700,000	1,832
		110,782
Energy2.59%
Laredo Petroleum, Inc.1	1,896,000	19,946
Whitecap Resources Inc.	2,638,880	18,843
Kosmos Energy Ltd.1	1,765,000	11,314
SM Energy Co.	684,149	11,309
Venture Global LNG, Inc., Series C1,3,4,5	2,760	9,848
Ophir Energy PLC1	6,652,492	7,386
Tullow Oil PLC1	3,314,866	6,506
Independence Contract Drilling, Inc.1	1,519,200	5,910
Golar LNG Ltd.	209,900	4,670
Pason Systems Inc.	219,000	3,266

American Funds Insurance Series — Global Small Capitalization Fund — Page 10 of 173

unaudited

Common stocks Energy (continued)	Shares	Value (000)
Carrizo Oil & Gas, Inc.1	162,123	$2,824
United Tractors Tbk PT3	658,400	1,355
Africa Oil Corp. (SEK denominated)1	678,100	1,013
Denbury Resources Inc.1	230,000	352
		104,542
Utilities2.16%
ENN Energy Holdings Ltd.	4,991,400	30,112
Pampa Energía SA (ADR)1	309,400	18,208
Banpu Power PCL, foreign registered	16,041,351	12,514
CT Environmental Group Ltd.	70,542,000	12,288
REN - Redes Energéticas Nacionais, SGPS, SA, non-registered shares	3,491,279	10,930
Energy World Corp. Ltd.1	10,883,000	3,178
		87,230
Telecommunication services0.42%
Zegona Communications PLC	3,081,012	6,621
Indosat Tbk PT3	12,616,000	6,161
TalkTalk Telecom Group PLC	1,337,000	3,143
M1 Ltd.	703,100	1,114
		17,039
Miscellaneous4.84%
Other common stocks in initial period of acquisition		195,276
Total common stocks (cost: $3,037,636,000)		3,730,584
Rights & warrants0.02% Real estate0.01%
WHA Corp. PCL, warrants, expire 20201	1,196,182	227
Energy0.00%
Canadian Overseas Petroleum Ltd., warrants, expire 20171,3	2,555,000	—
Miscellaneous0.01%
Other rights & warrants in initial period of acquisition		424
Total rights & warrants (cost: $431,000)		651
Bonds, notes & other debt instruments0.69% Corporate bonds & notes0.59% Consumer discretionary0.59%	Principal?amount (000)
Caesars Entertainment Operating Co. 10.00% 20186	$25,950	24,004
Total corporate bonds & notes		24,004
U.S. Treasury bonds & notes0.10% U.S. Treasury0.10%
U.S. Treasury 0.75% 20177	4,125	4,116
Total U.S. Treasury bonds & notes		4,116
Total bonds, notes & other debt instruments (cost: $25,619,000)		28,120

American Funds Insurance Series — Global Small Capitalization Fund — Page 11 of 173

unaudited

Short-term securities6.87%	Principal?amount (000)	Value (000)
Bank of Montreal 1.15% due 8/15/2017	$30,000	$29,952
Fairway Finance Corp. 1.24% due 9/13/20175	10,000	9,973
Federal Home Loan Bank 1.03%–1.05% due 9/6/2017–10/3/2017	52,700	52,572
General Electric Co. 1.08% due 7/3/2017	13,900	13,899
Liberty Street Funding Corp. 1.28% due 9/18/20175	20,000	19,943
Mizuho Bank, Ltd. 1.19% due 7/27/20175	20,000	19,982
Nordea Bank AB 1.03% due 7/20/20175	55,900	55,864
Statoil ASA 1.14% due 7/28/20175	25,000	24,979
Sumitomo Mitsui Banking Corp. 1.21% due 8/22/20175	20,000	19,964
Victory Receivables Corp. 1.22% due 7/21/20175	30,000	29,975
Total short-term securities (cost: $277,117,000)		277,103
Total investment securities100.06% (cost: $3,340,803,000)		4,036,458
Other assets less liabilities (0.06)%		(2,599)
Net assets100.00%		$4,033,859

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2017 (000)
Purchases (000)	Sales (000)
USD3,971	JPY437,000	UBS AG	7/12/2017	$83
USD44,059	GBP34,000	HSBC Bank	7/13/2017	(244)
USD15,876	JPY1,765,175	JPMorgan Chase	7/28/2017	162
USD10,245	INR663,163	Citibank	7/31/2017	30
USD15,586	GBP12,190	Citibank	8/21/2017	(317)
				$(286)

1	Security did not produce income during the last 12 months.
2	Represents an affiliated company as defined under the Investment Company Act of 1940.
3	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $56,540,000, which represented 1.40% of the net assets of the fund. This amount includes $43,269,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
4	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
5	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $190,528,000, which represented 4.72% of the net assets of the fund.
6	Scheduled interest and/or principal payment was not received.
7	A portion of this security was pledged as collateral. The total value of pledged collateral was $654,000, which represented .02% of the net assets of the fund.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Venture Global LNG, Inc., Class C	5/1/2015	$8,280	$9,848.24%
Cloudera, Inc.	4/28/2017	1,731	1,849.05
Total private placement securities		$ 10,011	$ 11,697.29%

American Funds Insurance Series — Global Small Capitalization Fund — Page 12 of 173

unaudited

Key to abbreviations and symbol
ADR = American Depositary Receipts	JPY = Japanese yen
GBP = British pounds	SEK = Swedish kronor
INR = Indian rupees	USD/$ = U.S. dollars

American Funds Insurance Series — Global Small Capitalization Fund — Page 13 of 173

Growth Fund

Investment portfolio

June 30, 2017

unaudited

Common stocks92.89% Information technology30.26%	Shares	Value (000)
Facebook, Inc., Class A1	8,340,500	$1,259,249
Alphabet Inc., Class C1	613,000	557,052
Alphabet Inc., Class A1	271,500	252,408
Microsoft Corp.	11,676,000	804,827
Broadcom Ltd.	3,068,300	715,067
Apple Inc.	3,851,000	554,621
ASML Holding NV (New York registered)	2,251,504	293,393
ASML Holding NV	1,199,568	156,327
Taiwan Semiconductor Manufacturing Co., Ltd.	48,812,000	334,559
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,225,392	112,760
Visa Inc., Class A	2,955,000	277,120
Samsung Electronics Co., Ltd.	89,330	185,585
Samsung Electronics Co., Ltd., nonvoting preferred	11,300	18,390
Intel Corp.	4,926,000	166,203
Alibaba Group Holding Ltd. (ADR)1	1,143,000	161,049
TE Connectivity Ltd.	1,925,000	151,459
Adobe Systems Inc.1	1,000,000	141,440
Activision Blizzard, Inc.	2,170,300	124,944
Paycom Software, Inc.1	1,674,000	114,518
Dolby Laboratories, Inc., Class A	1,770,000	86,659
Hexagon AB, Class B	1,788,300	85,014
Nintendo Co., Ltd.	249,960	83,739
Amphenol Corp., Class A	935,000	69,022
Workday, Inc., Class A1	603,700	58,559
Murata Manufacturing Co., Ltd.	376,000	57,064
Juniper Networks, Inc.	2,000,000	55,760
Square, Inc., Class A1	1,985,000	46,568
Fiserv, Inc.1	332,700	40,702
Automatic Data Processing, Inc.	297,000	30,431
Jack Henry & Associates, Inc.	285,000	29,603
Sabre Corp.	1,314,300	28,612
PayPal Holdings, Inc.1	513,000	27,533
Snap Inc., Class A1	1,179,600	20,961
Intuit Inc.	157,600	20,931
VeriSign, Inc.1	185,000	17,198
		7,139,327
Consumer discretionary20.78%
Amazon.com, Inc.1	1,393,416	1,348,827
Tesla, Inc.1	1,506,200	544,657
Home Depot, Inc.	2,985,000	457,899
Netflix, Inc.1	2,746,000	410,280
Comcast Corp., Class A	10,390,000	404,379
Ulta Beauty, Inc.1	1,120,000	321,821
Priceline Group Inc.1	131,531	246,031
Starbucks Corp.	4,195,000	244,610

American Funds Insurance Series — Growth Fund — Page 14 of 173

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Charter Communications, Inc., Class A1	698,680	$235,350
Domino’s Pizza, Inc.	602,000	127,341
Newell Brands Inc.	1,818,900	97,529
Twenty-First Century Fox, Inc., Class A	3,250,000	92,105
CBS Corp., Class B	1,140,000	72,709
NIKE, Inc., Class B	1,230,000	72,570
MGM Resorts International	2,045,000	63,988
Paddy Power Betfair PLC	440,000	46,973
Norwegian Cruise Line Holdings Ltd.1	743,000	40,338
Luxottica Group SpA	689,000	39,859
Sturm, Ruger & Co., Inc.	557,788	34,667
		4,901,933
Health care14.59%
UnitedHealth Group Inc.	3,517,500	652,215
Regeneron Pharmaceuticals, Inc.1	834,500	409,856
Centene Corp.1	4,031,052	322,000
Intuitive Surgical, Inc.1	313,500	293,239
Humana Inc.	993,200	238,984
Vertex Pharmaceuticals Inc.1	1,711,200	220,522
Boston Scientific Corp.1	7,845,000	217,463
Thermo Fisher Scientific Inc.	995,000	173,598
Incyte Corp.1	1,040,000	130,946
Aetna Inc.	843,000	127,993
Express Scripts Holding Co.1	1,885,000	120,338
Illumina, Inc.1	640,000	111,053
Hologic, Inc.1	2,320,000	105,282
ResMed Inc.	1,340,000	104,346
Celgene Corp.1	635,000	82,467
Merck & Co., Inc.	700,000	44,863
Medtronic PLC	460,000	40,825
Intercept Pharmaceuticals, Inc.1	325,000	39,348
ACADIA Pharmaceuticals Inc.1	270,000	7,530
		3,442,868
Energy7.45%
EOG Resources, Inc.	2,402,400	217,465
Schlumberger Ltd.	2,900,000	190,936
Concho Resources Inc.1	1,550,000	188,372
Noble Energy, Inc.	5,663,000	160,263
Suncor Energy Inc.	4,402,090	128,621
Chevron Corp.	1,200,000	125,196
Halliburton Co.	2,500,000	106,775
Pioneer Natural Resources Co.	630,000	100,535
Tourmaline Oil Corp.1	3,427,000	73,677
Weatherford International PLC1	17,580,839	68,038
Seven Generations Energy Ltd., Class A1	3,958,478	67,796
Enbridge Inc. (CAD denominated)	1,573,000	62,663
Core Laboratories NV	511,000	51,749
Canadian Natural Resources, Ltd.	1,600,000	46,169
Royal Dutch Shell PLC, Class B (ADR)	760,100	41,372
Royal Dutch Shell PLC, Class A (ADR)	57,848	3,077
Peyto Exploration & Development Corp.	2,344,000	42,513
ConocoPhillips	800,000	35,168
Murphy Oil Corp.	1,043,200	26,737

American Funds Insurance Series — Growth Fund — Page 15 of 173

unaudited

Common stocks Energy (continued)	Shares	Value (000)
Hess Corp.	470,300	$20,632
Cimarex Energy Co.	3,300	310
		1,758,064
Financials7.34%
JPMorgan Chase & Co.	2,635,000	240,839
Wells Fargo & Co.	3,335,000	184,792
Berkshire Hathaway Inc., Class A1	410	104,427
Berkshire Hathaway Inc., Class B1	363,734	61,606
Legal & General Group PLC	40,158,246	135,102
BlackRock, Inc.	289,000	122,076
Onex Corp.	1,342,800	107,492
Bank of America Corp.	4,015,000	97,404
Goldman Sachs Group, Inc.	422,400	93,731
Capital One Financial Corp.	1,111,100	91,799
PNC Financial Services Group, Inc.	678,600	84,737
FCB Financial Holdings, Inc., Class A1	1,680,000	80,220
First Republic Bank	755,000	75,575
Financial Engines, Inc.	1,570,000	57,462
T. Rowe Price Group, Inc.	627,500	46,567
CME Group Inc., Class A	350,100	43,847
Chubb Ltd.	250,000	36,345
Fifth Third Bancorp	980,000	25,441
Webster Financial Corp.	464,000	24,230
Morgan Stanley	411,000	18,314
		1,732,006
Industrials6.13%
Boeing Co.	876,400	173,308
Fortive Corp.	2,329,397	147,567
TransDigm Group Inc.	524,000	140,888
MTU Aero Engines AG	941,034	132,738
Rockwell Collins, Inc.	1,225,000	128,723
General Dynamics Corp.	505,000	100,041
Raytheon Co.	488,000	78,802
Grafton Group PLC, units	7,866,000	72,228
On Assignment, Inc.1	1,279,500	69,285
Northrop Grumman Corp.	269,000	69,055
Johnson Controls International PLC	1,355,000	58,753
Caterpillar Inc.	505,000	54,267
Meggitt PLC	6,506,647	40,415
Huntington Ingalls Industries, Inc.	217,000	40,397
FedEx Corp.	168,000	36,511
AECOM1	1,000,000	32,330
Lockheed Martin Corp.	110,000	30,537
Masco Corp.	722,000	27,588
Oshkosh Corp.	186,147	12,822
		1,446,255
Consumer staples2.32%
Constellation Brands, Inc., Class A	815,000	157,890
Kerry Group PLC, Class A	1,300,000	111,849
Philip Morris International Inc.	800,000	93,960
Costco Wholesale Corp.	532,700	85,195
Coca-Cola Co.	1,095,000	49,111

American Funds Insurance Series — Growth Fund — Page 16 of 173

unaudited

Common stocks Consumer staples (continued)	Shares	Value (000)
Pinnacle Foods Inc.	515,000	$30,591
Coca-Cola European Partners PLC	470,000	19,115
		547,711
Telecommunication services0.93%
Zayo Group Holdings, Inc.1	6,245,000	192,970
T-Mobile US, Inc.1	437,000	26,491
		219,461
Materials0.72%
E.I. du Pont de Nemours and Co.	705,000	56,901
Praxair, Inc.	314,200	41,647
Platform Specialty Products Corp.1	3,000,000	38,040
Sherwin-Williams Co.	94,000	32,990
		169,578
Real estate0.40%
Iron Mountain Inc. REIT	2,000,000	68,720
American Tower Corp. REIT	190,000	25,141
		93,861
Utilities0.26%
Exelon Corp.	1,705,000	61,499
Miscellaneous1.71%
Other common stocks in initial period of acquisition		402,317
Total common stocks (cost: $14,405,033,000)		21,914,880
Convertible stocks0.05% Consumer discretionary0.05%
Uber Technologies, Inc., Series F, convertible preferred2,3	268,677	12,276
Total convertible stocks (cost: $10,650,000)		12,276
Short-term securities7.21%	Principal?amount (000)
Apple Inc. 0.89%–1.15% due 7/20/2017–9/19/20174	$135,000	134,824
Chariot Funding, LLC 0.95%–1.00% due 7/7/2017–7/14/20174	150,000	149,954
Ciesco LLC 1.20% due 9/12/20174	50,000	49,870
Coca-Cola Co. 1.14%–1.17% due 9/14/2017–10/5/20174	75,000	74,805
Estée Lauder Companies Inc. 1.09% due 7/10/20174	15,000	14,995
ExxonMobil Corp. 1.14% due 9/11/2017	55,000	54,874
Federal Home Loan Bank 0.84%–1.04% due 7/5/2017–9/20/2017	909,575	908,835
Johnson & Johnson 1.12% due 9/19/20174	50,000	49,873
Jupiter Securitization Co., LLC 0.95% due 7/3/20174	20,000	19,998
Pfizer Inc. 0.95%–1.13% due 8/11/2017–9/12/20174	92,800	92,638

American Funds Insurance Series — Growth Fund — Page 17 of 173

unaudited

Short-term securities	Principal?amount (000)	Value (000)
U.S. Treasury Bills 0.87% due 8/10/2017	$50,000	$49,953
Wal-Mart Stores, Inc. 1.11%–1.12% due 7/19/2017–7/21/20174	100,000	99,939
Total short-term securities (cost: $1,700,520,000)		1,700,558
Total investment securities100.15% (cost: $16,116,203,000)		23,627,714
Other assets less liabilities (0.15)%		(35,001)
Net assets100.00%		$23,592,713

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $12,276,000, which represented .05% of the net assets of the fund.
3	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
4	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $686,896,000, which represented 2.91% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Uber Technologies, Inc., Series F, convertible preferred	5/22/2015	$10,650	$12,276.05%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars

American Funds Insurance Series — Growth Fund — Page 18 of 173

International Fund

Investment portfolio

June 30, 2017

unaudited

Common stocks90.29% Financials16.62%	Shares	Value (000)
AIA Group Ltd.	40,078,700	$292,860
HDFC Bank Ltd.1	10,149,569	261,259
HDFC Bank Ltd. (ADR)	352,300	30,639
UniCredit SpA2	7,776,692	145,223
Prudential PLC	5,142,265	117,944
Kotak Mahindra Bank Ltd.	6,186,048	91,469
Barclays PLC	34,317,708	90,623
BNP Paribas SA	1,002,776	72,224
Credit Suisse Group AG	4,172,789	60,314
State Bank of India	9,916,000	41,981
Banco Santander, SA	6,130,000	40,552
UBS Group AG	2,137,651	36,203
Siam Commercial Bank Public Co. Ltd., foreign registered	6,334,104	28,995
Axis Bank Ltd.	3,222,055	25,789
HSBC Holdings PLC (HKD denominated)	2,623,616	24,413
Metropolitan Bank & Trust Co.	12,130,000	21,034
Itaú Unibanco Holding SA, preferred nominative (ADR)	1,495,900	16,530
Société Générale	303,575	16,334
Commerzbank AG, non-registered shares2	1,283,000	15,284
RSA Insurance Group PLC	1,542,100	12,362
Royal Bank of Canada	135,000	9,802
Bangkok Bank PCL, nonvoting depository receipt	1,394,900	7,597
		1,459,431
Information technology13.61%
Tencent Holdings Ltd.	8,410,399	300,762
Samsung Electronics Co., Ltd.	137,599	285,865
Alibaba Group Holding Ltd. (ADR)2	1,844,800	259,932
ASML Holding NV	693,834	90,420
Nintendo Co., Ltd.	188,239	63,062
Murata Manufacturing Co., Ltd.	290,500	44,088
Keyence Corp.	71,800	31,497
Hamamatsu Photonics KK	944,400	28,968
AAC Technologies Holdings Inc.	2,286,500	28,583
Samsung SDI Co., Ltd.	189,653	28,428
Worldpay Group PLC	4,230,200	17,344
Infineon Technologies AG	758,346	16,011
		1,194,960
Consumer discretionary13.22%
Altice NV, Class A2	7,869,893	181,570
Altice NV, Class B2	1,118,127	25,803
Kering SA	431,324	146,904
Galaxy Entertainment Group Ltd.	18,326,000	111,259
Hyundai Motor Co.	653,354	91,081
Naspers Ltd., Class N	364,200	70,850

American Funds Insurance Series — International Fund — Page 19 of 173

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Sony Corp.	1,580,500	$60,227
Sands China Ltd.	13,028,000	59,655
Techtronic Industries Co. Ltd.	11,568,500	53,194
Ctrip.com International, Ltd. (ADR)2	967,900	52,131
Toyota Motor Corp.	733,800	38,447
Melco Resorts & Entertainment Ltd. (ADR)	1,494,400	33,549
Ryohin Keikaku Co., Ltd.	129,000	32,194
Hyundai Mobis Co., Ltd.	126,100	27,553
Paddy Power Betfair PLC	226,000	24,127
William Hill PLC	6,980,000	23,110
Li & Fung Ltd.	60,242,000	21,913
Elior Group SA	727,200	21,130
ITV PLC	7,930,291	18,736
Taylor Wimpey plc	7,580,000	17,395
Industria de Diseño Textil, SA	444,000	17,044
Tele Columbus AG2	1,113,750	12,339
Global Brands Group Holding Ltd.2	83,074,000	8,725
B&M European Value Retail SA	1,543,700	6,810
Mahindra & Mahindra Ltd.	241,269	5,034
		1,160,780
Health care9.59%
Novartis AG	1,967,000	163,694
Teva Pharmaceutical Industries Ltd. (ADR)	3,660,300	121,595
Grifols, SA, Class B, preferred nonvoting, non-registered shares	3,304,730	69,828
Grifols, SA, Class A, non-registered shares	881,000	24,537
Grifols, SA, Class B (ADR)	793,690	16,771
Takeda Pharmaceutical Co. Ltd.	1,646,500	83,573
UCB SA	1,111,391	76,455
Merck KGaA	567,900	68,592
Sysmex Corp.	1,055,000	62,939
Fresenius Medical Care AG & Co. KGaA	351,000	33,743
Hikma Pharmaceuticals PLC	1,686,275	32,285
Fresenius SE & Co. KGaA	287,736	24,668
Shire PLC	415,500	22,935
Chugai Pharmaceutical Co., Ltd.	529,500	19,796
Essilor International	89,000	11,324
ConvaTec Group PLC2	2,120,000	8,814
		841,549
Consumer staples8.28%
Nestlé SA	1,317,700	114,675
AMOREPACIFIC Corp.	385,274	102,367
Pernod Ricard SA	717,437	96,077
Associated British Foods PLC	2,250,488	86,058
British American Tobacco PLC	1,126,000	76,760
Treasury Wine Estates Ltd.	6,529,100	66,040
Imperial Brands PLC	1,043,000	46,846
Meiji Holdings Co., Ltd.	433,400	35,104
Thai Beverage PCL	48,107,300	31,448
Philip Morris International Inc.	240,694	28,270
LG Household & Health Care Ltd.	14,000	12,163
Glanbia PLC	610,000	11,931

American Funds Insurance Series — International Fund — Page 20 of 173

unaudited

Common stocks Consumer staples (continued)	Shares	Value (000)
Kao Corp.	184,000	$10,915
AMOREPACIFIC Group	74,854	8,505
		727,159
Industrials8.08%
Airbus SE, non-registered shares	2,559,364	210,469
Rolls-Royce Holdings PLC2	8,468,900	98,280
Komatsu Ltd.	2,142,000	54,362
Nidec Corp.	503,200	51,494
Jardine Matheson Holdings Ltd.	646,600	41,512
Abertis Infraestructuras, SA, Class A, non-registered shares	1,975,619	36,600
Recruit Holdings Co., Ltd.	1,965,000	33,736
Airports of Thailand PCL	20,557,000	28,593
Ryanair Holdings PLC (ADR)2	243,700	26,225
International Container Terminal Services, Inc.	12,890,350	24,984
easyJet PLC	1,295,000	22,922
Toshiba Corp.2	8,607,000	20,799
Babcock International Group PLC	1,446,000	16,583
Thales	105,000	11,302
Capita PLC	1,160,000	10,447
BAE Systems PLC	1,141,000	9,414
Leonardo SPA	355,000	5,899
Alliance Global Group, Inc.	20,000,000	5,668
		709,289
Utilities5.86%
Power Grid Corp. of India Ltd.	35,497,206	115,628
DONG Energy AS	1,873,324	84,568
ENN Energy Holdings Ltd.	13,136,000	79,246
CK Infrastructure Holdings Ltd.	7,942,000	66,731
China Gas Holdings Ltd.	31,610,000	63,807
EDP - Energias de Portugal, SA	14,824,615	48,476
SSE PLC	1,497,886	28,347
China Resources Gas Group Ltd.	5,340,000	18,228
Engie SA	605,515	9,139
		514,170
Materials5.29%
Nitto Denko Corp.	1,092,000	89,710
Grasim Industries Ltd.	3,031,988	58,264
Vale SA, Class A, preferred nominative (ADR)	6,222,800	50,716
Vale SA, Class A, preferred nominative	109,700	891
First Quantum Minerals Ltd.	5,407,000	45,739
Glencore PLC	11,872,743	44,412
Asahi Kasei Corp.	3,582,000	38,455
Fortescue Metals Group Ltd.	8,677,000	34,813
Ambuja Cements Ltd.	5,704,000	21,757
BASF SE	160,500	14,865
HeidelbergCement AG	149,500	14,454
Amcor Ltd.	1,116,000	13,904
Akzo Nobel NV	133,401	11,593
Teck Resources Ltd., Class B	504,100	8,739

American Funds Insurance Series — International Fund — Page 21 of 173

unaudited

Common stocks Materials (continued)	Shares	Value (000)
Evonik Industries AG	268,010	$8,567
UltraTech Cement Ltd.	121,816	7,461
		464,340
Energy3.80%
Royal Dutch Shell PLC, Class B	2,974,624	79,907
Royal Dutch Shell PLC, Class A	2,338,425	61,980
Oil Search Ltd.	8,643,000	45,305
Suncor Energy Inc.	1,433,000	41,870
TOTAL SA	752,616	37,208
Canadian Natural Resources, Ltd.	769,200	22,196
Enbridge Inc. (CAD denominated)	434,757	17,319
BP PLC	2,728,761	15,737
Tullow Oil PLC2	6,185,495	12,141
		333,663
Telecommunication services3.02%
Nippon Telegraph and Telephone Corp.	2,715,000	128,176
SoftBank Group Corp.	911,900	73,755
BT Group PLC	4,882,500	18,744
Bharti Airtel Ltd.	2,530,000	14,862
MTN Group Ltd.	1,353,600	11,805
TalkTalk Telecom Group PLC	4,279,000	10,060
Intouch Holdings PCL	4,631,000	7,771
		265,173
Real estate1.93%
Cheung Kong Property Holdings Ltd.	12,918,528	101,181
Ayala Land, Inc.	53,650,700	42,264
Sun Hung Kai Properties Ltd.	1,798,666	26,424
		169,869
Miscellaneous0.99%
Other common stocks in initial period of acquisition		86,831
Total common stocks (cost: $6,468,357,000)		7,927,214
Bonds, notes & other debt instruments0.75% Corporate bonds & notes0.45% Materials0.42%	Principal?amount (000)
First Quantum Minerals Ltd. 7.00% 20213	$3,725	3,837
First Quantum Minerals Ltd. 7.25% 20223	25,720	26,363
Vale Overseas Ltd. 6.875% 2036	955	1,029
Vale Overseas Ltd. 6.875% 2039	4,685	5,048
Vale SA 5.625% 2042	65	62
		36,339
Energy0.03%
Genel Energy Finance 3 Ltd. 7.50% 20193	3,000	2,692
Total corporate bonds & notes		39,031

American Funds Insurance Series — International Fund — Page 22 of 173

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes0.26% U.S. Treasury0.26%	Principal?amount (000)	Value (000)
U.S. Treasury 0.875% 2017	$22,835	$22,819
Total U.S. Treasury bonds & notes		22,819
Bonds & notes of governments outside the U.S.0.04%
Brazil (Federative Republic of) 10.00% 2025	BRL13,000	3,838
Total bonds, notes & other debt instruments (cost: $55,678,000)		65,688
Short-term securities9.06%
American Honda Finance Corp. 1.00% due 7/11/2017	$25,800	25,791
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.03% due 7/12/2017	55,000	54,978
Fairway Finance Corp. 1.07% due 8/8/20173	50,000	49,933
Federal Home Loan Bank 0.82%–1.07% due 7/7/2017–10/27/2017	408,200	407,665
Mizuho Bank, Ltd. 0.95%–1.19% due 7/3/2017–7/26/20173	105,200	105,145
Nordea Bank AB 1.10% due 8/21/20173	54,000	53,907
Old Line Funding, LLC 1.14% due 8/21/20173	23,900	23,857
Sumitomo Mitsui Banking Corp. 1.15% due 7/21/20173	20,000	19,986
Svenska Handelsbanken Inc. 1.23% due 9/25/20173	54,700	54,537
Total short-term securities (cost: $795,808,000)		795,799
Total investment securities100.10% (cost: $7,319,843,000)		8,788,701
Other assets less liabilities (0.10)%		(9,083)
Net assets100.00%		$8,779,618

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 6/30/2017 (000)
Purchases (000)	Sales (000)
USD26,925	INR1,744,071	Bank of America, N.A.	7/31/2017	$59

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $261,259,000, which represented 2.98% of the net assets of the fund.
2	Security did not produce income during the last 12 months.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $340,257,000, which represented 3.88% of the net assets of the fund.

American Funds Insurance Series — International Fund — Page 23 of 173

unaudited

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
HKD = Hong Kong dollars
INR = Indian rupees
USD/$ = U.S. dollars

American Funds Insurance Series — International Fund — Page 24 of 173

New World Fund®

Investment portfolio

June 30, 2017

unaudited

Common stocks89.02% Information technology24.07%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	9,887,000	$67,766
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	700,000	24,472
Murata Manufacturing Co., Ltd.	584,000	88,632
Alphabet Inc., Class C1	69,700	63,338
Alphabet Inc., Class A1	16,900	15,712
Facebook, Inc., Class A1	399,100	60,256
Samsung Electronics Co., Ltd.	18,500	38,434
Samsung Electronics Co., Ltd., nonvoting preferred	7,750	12,613
Alibaba Group Holding Ltd. (ADR)1	361,550	50,942
Microsoft Corp.	729,000	50,250
Intel Corp.	1,293,460	43,641
United Microelectronics Corp.	80,327,000	38,949
Broadcom Ltd.	159,750	37,230
Baidu, Inc., Class A (ADR)1	177,600	31,766
Yandex NV, Class A1	1,201,950	31,539
TravelSky Technology Ltd., Class H	7,580,456	22,331
AAC Technologies Holdings Inc.	1,533,100	19,165
MasterCard Inc., Class A	131,000	15,910
Tencent Holdings Ltd.	320,500	11,461
Halma PLC	527,600	7,559
ASML Holding NV	48,500	6,320
Apple Inc.	42,100	6,063
Largan Precision Co., Ltd.	22,000	3,508
EPAM Systems, Inc.1	40,500	3,406
Hexagon AB, Class B	59,840	2,845
TEMENOS Group AG (Switzerland)	31,100	2,776
VeriSign, Inc.1	18,000	1,673
		758,557
Consumer discretionary10.99%
Matahari Department Store Tbk PT2	38,552,200	40,941
Domino’s Pizza, Inc.	173,400	36,679
Kroton Educacional SA, ordinary nominative	7,721,000	34,656
Naspers Ltd., Class N	177,519	34,534
Sony Corp.	700,000	26,674
Maruti Suzuki India Ltd.	224,500	25,068
MakeMyTrip Ltd., non-registered shares1	733,931	24,623
Starbucks Corp.	380,000	22,158
Ctrip.com International, Ltd. (ADR)1	380,068	20,470
Ryohin Keikaku Co., Ltd.	35,000	8,735
Priceline Group Inc.1	4,500	8,417
NIKE, Inc., Class B	123,000	7,257
Suzuki Motor Corp.	145,000	6,871
Estácio Participações SA, ordinary nominative	1,550,600	6,843
Lojas Renner SA, ordinary nominative	742,500	6,137
Peugeot SA	293,000	5,845

American Funds Insurance Series — New World Fund — Page 25 of 173

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Motherson Sumi Systems Ltd.1	795,361	$5,685
Gree Electric Appliances, Inc. of Zhuhai., Class A	815,955	4,955
MGM Resorts International	150,000	4,694
Samsonite International SA	1,032,000	4,309
MGM China Holdings, Ltd.	1,879,800	4,180
Twenty-First Century Fox, Inc., Class A	136,000	3,854
Wynn Macau, Ltd.	1,200,000	2,804
		346,389
Financials10.66%
HDFC Bank Ltd.2	1,891,100	48,678
HDFC Bank Ltd. (ADR)	208,400	18,125
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	7,928,300	47,265
Grupo Financiero Galicia SA, Class B (ADR)	935,951	39,909
AIA Group Ltd.	4,611,600	33,698
Housing Development Finance Corp. Ltd.	1,158,700	28,950
Sberbank of Russia PJSC (ADR)	1,150,000	11,903
Sberbank of Russia PJSC (ADR)	682,500	7,091
Industrial and Commercial Bank of China Ltd., Class H1	27,600,000	18,630
UniCredit SpA1	970,928	18,131
Chubb Ltd.	90,000	13,084
Itaú Unibanco Holding SA, preferred nominative	1,010,000	11,204
Capitec Bank Holdings Ltd.	164,876	10,460
Moscow Exchange MICEX-RTS PJSC	5,880,000	10,402
Prudential PLC	374,520	8,590
YES Bank Ltd.	225,000	5,094
Bank Central Asia Tbk PT2	3,660,000	4,976
China Construction Bank Corp., Class H	535	—
		336,190
Consumer staples8.59%
British American Tobacco PLC	1,440,000	98,165
CP ALL PCL	17,121,500	31,627
Nestlé SA	312,196	27,169
Lenta Ltd. (GDR)1	4,126,200	23,973
Lenta Ltd. (GDR)1,3	244,500	1,421
Lion Corp.	965,000	19,956
Philip Morris International Inc.	150,000	17,618
Foshan Haitian Flavouring and Food Co. Ltd., Class A	1,999,900	12,030
GRUMA, SAB de CV, Series B	913,399	11,912
Uni-Charm Corp.	294,000	7,376
Pernod Ricard SA	47,200	6,321
Coca-Cola HBC AG (CDI)	147,100	4,326
Procter & Gamble Co.	43,393	3,782
Kimberly-Clark de México, SAB de CV, Class A	1,486,347	3,145
Becle, SA de CV1	1,141,200	1,945
		270,766
Energy8.57%
Reliance Industries Ltd.1	6,506,589	138,915
Kosmos Energy Ltd.1	2,750,367	17,630
Royal Dutch Shell PLC, Class B	600,000	16,118
Royal Dutch Shell PLC, Class A	12,118	321
Hess Corp.	355,800	15,609
LUKOIL Oil Co. PJSC (ADR)	303,000	14,756

American Funds Insurance Series — New World Fund — Page 26 of 173

unaudited

Common stocks Energy (continued)	Shares	Value (000)
Schlumberger Ltd.	203,500	$13,398
Oil Search Ltd.	2,529,200	13,258
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)1	1,641,674	13,117
United Tractors Tbk PT2	6,117,500	12,591
Noble Energy, Inc.	288,900	8,176
Halliburton Co.	97,800	4,177
CNOOC Ltd.	1,780,636	1,950
		270,016
Industrials6.26%
Airbus SE, non-registered shares	612,229	50,347
Eicher Motors Ltd.1	104,200	43,589
Grupo Aeroportuario del Sureste, SA de CV, Series B	1,315,200	27,749
BAE Systems PLC	2,045,500	16,877
Johnson Controls International PLC	365,975	15,869
Deutsche Post AG	325,000	12,183
ASSA ABLOY AB, Class B	423,158	9,297
Boeing Co.	38,300	7,574
Grupo Aeroportuario del Pacífico SAB de CV	495,482	5,580
Edenred SA	211,700	5,520
MTU Aero Engines AG	20,500	2,892
		197,477
Health care4.95%
Hypermarcas SA, ordinary nominative	4,903,700	41,149
CSL Ltd.	269,500	28,591
Hikma Pharmaceuticals PLC	826,500	15,824
Cochlear Ltd.	112,500	13,442
BioMarin Pharmaceutical Inc.1	145,000	13,169
Straumann Holding AG	21,500	12,231
Thermo Fisher Scientific Inc.	47,400	8,270
AstraZeneca PLC	118,000	7,892
bioMérieux SA	36,400	7,878
Novartis AG	55,300	4,602
China Biologic Products, Inc.1	26,200	2,963
		156,011
Materials4.88%
Randgold Resources Ltd.	529,600	46,939
Vale SA, Class A, preferred nominative	2,830,000	22,988
Klabin SA, units	4,487,400	21,984
Dow Chemical Co.	250,000	15,768
Chr. Hansen Holding A/S	170,000	12,364
Glencore PLC	2,340,000	8,753
Koninklijke DSM NV	102,900	7,479
First Quantum Minerals Ltd.	730,100	6,176
Air Products and Chemicals, Inc.	40,000	5,722
Dalmia Bharat Ltd.1	90,803	3,470
Air Liquide SA2	15,000	1,853
Air Liquide SA, bonus shares2	1,875	232
		153,728

American Funds Insurance Series — New World Fund — Page 27 of 173

unaudited

Common stocks Utilities2.72%	Shares	Value (000)
Infraestructura Energética Nova, SAB de CV	13,547,613	$72,222
Guangdong Investment Ltd.	5,300,000	7,304
China Gas Holdings Ltd.	3,086,600	6,231
		85,757
Telecommunication services1.94%
SoftBank Group Corp.	650,000	52,572
Advanced Info Service PCL	890,000	4,651
Vodafone Group PLC (ADR)	136,000	3,907
		61,130
Real estate1.17%
American Tower Corp. REIT	236,800	31,333
Fibra Uno Administración, SA de CV REIT	2,870,496	5,444
Ayala Land, Inc., preference shares1,2	15,000,000	27
		36,804
Miscellaneous4.22%
Other common stocks in initial period of acquisition		133,078
Total common stocks (cost: $2,336,213,000)		2,805,903
Rights & warrants1.54% Consumer staples1.34%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 20182,3	5,330,000	32,061
Shanghai Jahwa United Co., Ltd., Class A, warrants, expire 20182,3	2,100,000	10,052
		42,113
Consumer discretionary0.20%
Gree Electric Appliances, Inc. of Zhuhai., Class A, warrants, expire 20182,3	1,028,900	6,248
Total rights & warrants (cost: $40,814,000)		48,361
Bonds, notes & other debt instruments3.20% Bonds & notes of governments & government agencies outside the U.S.2.59%	Principal?amount (000)
Argentine Republic 21.20% 2018	ARS1,830	111
Argentine Republic 22.75% 2018	7,930	481
Argentine Republic 2.50% 20214	6,073	348
Argentine Republic 6.875% 2021	$700	752
Argentine Republic 7.50% 2026	1,425	1,535
Argentine Republic 8.28% 20335,6	1,318	1,467
Argentine Republic 0% 2035	5,800	523
Argentine Republic 7.125% 2036	800	795
Argentine Republic 7.625% 2046	965	991
Brazil (Federative Republic of) 0% 2019	BRL3,700	984
Brazil (Federative Republic of) 10.00% 2023	1,000	299
Brazil (Federative Republic of) 10.00% 2025	5,000	1,476
Brazil (Federative Republic of) Global 5.625% 2047	$2,245	2,150
Buenos Aires (City of) 8.95% 20215	1,055	1,179
Colombia (Republic of) 4.50% 2026	250	267
Colombia (Republic of), Series B, 10.00% 2024	COP1,356,500	544
Colombia (Republic of), Series B, 6.00% 2028	3,960,300	1,245
Dominican Republic 7.50% 20215	$800	886

American Funds Insurance Series — New World Fund — Page 28 of 173

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal?amount (000)	Value (000)
Dominican Republic 5.50% 20253	$970	$1,006
Dominican Republic 8.625% 20273,5	575	687
Dominican Republic 7.45% 20443	1,125	1,288
Dominican Republic 7.45% 2044	1,100	1,260
Dominican Republic 6.85% 20453	500	535
Egypt (Arab Republic of) 7.50% 20273	640	681
Egypt (Arab Republic of) 8.50% 2047	1,000	1,081
Egypt (Arab Republic of) 8.50% 20473	490	529
Ghana (Republic of) 7.875% 2023	1,950	1,995
Hungarian Government 5.75% 2023	1,900	2,176
Hungary 5.375% 2023	300	334
India (Republic of) 7.80% 2021	INR149,700	2,409
India (Republic of) 8.83% 2023	114,800	1,962
India (Republic of) 8.40% 2024	52,100	873
India (Republic of) 7.59% 2029	46,280	750
India (Republic of) 7.61% 2030	145,440	2,390
India (Republic of) 7.88% 2030	25,000	414
Indonesia (Republic of) 4.875% 2021	$1,500	1,615
Indonesia (Republic of) 3.75% 2022	2,100	2,161
Indonesia (Republic of) 4.75% 20263	2,100	2,259
Indonesia (Republic of) 5.25% 2042	550	596
Jordan (Hashemite Kingdom of) 6.125% 20263	230	236
Jordan (Hashemite Kingdom of) 5.75% 20273	230	229
Kazakhstan (Republic of) 5.125% 20253	400	435
Kazakhstan (Republic of) 6.50% 20453	800	949
Kenya (Republic of) 6.875% 2024	1,350	1,384
Kenya (Republic of) 6.875% 20243	900	922
Kuwait (State of) 2.75% 20223	550	553
Morocco (Kingdom of) 4.25% 2022	1,400	1,470
Morocco (Kingdom of) 4.25% 20223	250	262
Morocco (Kingdom of) 5.50% 2042	2,200	2,446
Nigeria (Federal Republic of) 6.375% 2023	1,025	1,058
Pakistan (Islamic Republic of) 5.50% 20213	900	940
Pakistan (Islamic Republic of) 8.25% 2024	300	342
Pakistan (Islamic Republic of) 8.25% 20253	410	471
Panama (Republic of) 4.50% 20475	575	583
Paraguay (Republic of) 5.00% 20263	500	529
Paraguay (Republic of) 4.70% 20273	500	514
Peru (Republic of) 2.75% 2026	€855	1,068
Peru (Republic of) 6.55% 20375	$382	504
Peru (Republic of) 5.625% 2050	130	158
Russian Federation 7.50% 2021	RUB42,900	720
Russian Federation 7.00% 2023	49,000	802
Saudi Arabia (Kingdom of) 2.375% 20213	$375	369
Saudi Arabia (Kingdom of) 2.894% 20223	1,000	1,003
Saudi Arabia (Kingdom of) 3.25% 20263	810	804
South Africa (Republic of), Series R-186, 10.50% 2026	ZAR6,600	560
South Africa (Republic of), Series R-214, 6.50% 2041	14,450	772
Sri Lanka (Democratic Socialist Republic of) 6.00% 2019	$400	415
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	250	260
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	200	208
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	410	420
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	200	211
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	510	539
Sri Lanka (Democratic Socialist Republic of) 6.20% 20273	200	200

American Funds Insurance Series — New World Fund — Page 29 of 173

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal?amount (000)	Value (000)
Turkey (Republic of) 5.625% 2021	$1,700	$1,806
Turkey (Republic of) 9.00% 2024	TRY3,455	925
Turkey (Republic of) 8.00% 2025	3,750	941
Turkey (Republic of) 4.875% 2026	$1,320	1,305
Turkey (Republic of) 6.75% 2040	1,000	1,117
Turkey (Republic of) 6.00% 2041	650	667
Turkey (Republic of) 4.875% 2043	300	267
United Mexican States 4.00% 2023	1,400	1,467
United Mexican States 3.60% 2025	500	507
United Mexican States 4.125% 2026	700	729
United Mexican States 4.15% 2027	700	726
United Mexican States 4.00% 20404	MXN5,178	309
United Mexican States 4.60% 2046	$235	230
United Mexican States 4.35% 2047	840	791
United Mexican States, Series M, 6.50% 2021	MXN7,500	412
United Mexican States, Series M20, 10.00% 2024	11,000	723
United Mexican States, Series M, 5.75% 2026	10,000	515
United Mexican States Government Global, Series A, 5.75% 2110	$290	302
Zambia (Republic of) 8.97% 20273,5	2,355	2,514
		81,623
Corporate bonds & notes0.56% Energy0.29%
Ecopetrol SA 5.875% 2045	210	194
Gazprom OJSC 6.51% 20223	600	664
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	600	623
Petrobras Global Finance Co. 6.125% 2022	640	662
Petrobras Global Finance Co. 4.375% 2023	310	293
Petrobras Global Finance Co. 6.25% 2024	90	92
Petrobras Global Finance Co. 8.75% 2026	850	980
Petrobras Global Finance Co. 6.85% 2115	890	790
Petróleos Mexicanos 5.50% 2021	420	441
Petróleos Mexicanos 6.375% 2021	655	711
Petróleos Mexicanos 3.50% 2023	295	283
Petróleos Mexicanos 4.875% 2024	250	254
Petróleos Mexicanos 6.875% 2026	1,000	1,110
Petróleos Mexicanos 6.50% 2041	250	250
Petróleos Mexicanos 5.625% 2046	1,010	899
YPF SA 8.50% 20253	860	971
		9,217
Utilities0.08%
Eskom Holdings Ltd. 5.75% 20213	985	997
State Grid Overseas Investment Ltd. 3.50% 20273	1,500	1,504
		2,501
Financials0.08%
BBVA Bancomer SA 6.50% 20213	525	581
HSBK (Europe) BV 7.25% 20213	1,125	1,238
VEB Finance Ltd. 6.902% 2020	600	653
		2,472

American Funds Insurance Series — New World Fund — Page 30 of 173

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials0.05%	Principal?amount (000)	Value (000)
Brunswick Rail Finance Ltd. 6.50% 2017	$850	$684
Brunswick Rail Finance Ltd. 6.50% 20173	550	442
Lima Metro Line Finance Ltd. 5.875% 20343,5	335	358
		1,484
Telecommunication services0.03%
Digicel Group Ltd. 6.00% 20213	750	722
Digicel Group Ltd. 7.125% 20223	350	306
		1,028
Other mortgage-backed securities0.02%
Export Credit Bank of Turkey 5.375% 20213	590	610
Materials0.01%
Vale Overseas Ltd. 6.25% 2026	405	438
Consumer discretionary0.00%
Grupo Televisa, SAB 7.25% 2043	MXN2,000	87
Total corporate bonds & notes		17,837
U.S. Treasury bonds & notes0.05% U.S. Treasury0.05%
U.S. Treasury 0.875% 2017	$1,500	1,499
Total U.S. Treasury bonds & notes		1,499
Total bonds, notes & other debt instruments (cost: $99,154,000)		100,959
Short-term securities5.56%
Egyptian Treasury Bills 16.82%–17.00% due 11/7/2017–3/20/2018	34,275	1,699
Federal Home Loan Bank 0.83%–0.95% due 7/11/2017–8/23/2017	40,000	39,957
Liberty Street Funding Corp. 1.22% due 7/5/20173	24,300	24,296
Mizuho Bank, Ltd. 1.19% due 7/27/20173	10,000	9,991
Nigerian Treasury Bills 17.71%–17.80% due 6/14/2018–6/21/20182	165,925	373
Nordea Bank AB 1.03% due 7/20/20173	39,200	39,175
Sumitomo Mitsui Banking Corp. 1.15% due 7/21/20173	22,200	22,184
Victory Receivables Corp. 1.20%–1.22% due 7/11/2017–7/21/20173	37,700	37,672
Total short-term securities (cost: $175,358,000)		175,347
Total investment securities99.32% (cost: $2,651,539,000)		3,130,570
Other assets less liabilities 0.68%		21,335
Net assets100.00%		$3,151,905

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

American Funds Insurance Series — New World Fund — Page 31 of 173

unaudited

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2017 (000)
Purchases (000)	Sales (000)
USD526	COP1,530,569	Citibank	7/10/2017	$25
USD1,315	ZAR16,955	Goldman Sachs	7/10/2017	21
USD1,397	BRL4,600	JPMorgan Chase	7/10/2017	12
USD3,162	INR204,401	JPMorgan Chase	7/10/2017	4
USD496	TRY1,775	Bank of America, N.A.	7/10/2017	(7)
USD1,897	MXN34,748	Bank of America, N.A.	7/10/2017	(14)
USD2,964	ZAR38,500	Barclays Bank PLC	7/12/2017	28
USD1,265	COP3,721,800	JPMorgan Chase	7/17/2017	47
USD900	BRL3,000	JPMorgan Chase	7/21/2017	(1)
USD298	EUR265	HSBC Bank	7/21/2017	(5)
USD3,967	INR257,150	JPMorgan Chase	8/10/2017	11
USD685	INR44,350	Citibank	8/10/2017	2
USD1,389	JPY153,000	Bank of America, N.A.	8/17/2017	25
USD570	JPY63,000	UBS AG	8/21/2017	8
USD595	EUR530	HSBC Bank	8/23/2017	(12)
				$144

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $158,032,000, which represented 5.01% of the net assets of the fund. This amount includes $58,508,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $209,408,000, which represented 6.64% of the net assets of the fund.
4	Index-linked bond whose principal amount moves with a government price index.
5	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.

Key to abbreviations and symbols
ADR = American Depositary Receipts	INR = Indian rupees
ARS = Argentine pesos	JPY = Japanese yen
BRL = Brazilian reais	MXN = Mexican pesos
CDI = CREST Depository Interest	RUB = Russian rubles
COP = Colombian pesos	TRY = Turkish lira
EUR/€ = Euros	USD/$ = U.S. dollars
GDR = Global Depositary Receipts	ZAR = South African rand

American Funds Insurance Series — New World Fund — Page 32 of 173

Blue Chip Income and Growth Fund

Investment portfolio

June 30, 2017

unaudited

Common stocks96.55% Health care16.68%	Shares	Value (000)
AbbVie Inc.	6,761,500	$490,277
Amgen Inc.	2,366,500	407,582
Teva Pharmaceutical Industries Ltd. (ADR)	5,375,800	178,584
Medtronic PLC	1,460,000	129,575
Abbott Laboratories	1,576,100	76,614
Bristol-Myers Squibb Co.	1,125,000	62,685
Novartis AG (ADR)	708,500	59,139
Gilead Sciences, Inc.	636,512	45,052
Merck & Co., Inc.	500,000	32,045
		1,481,553
Financials14.50%
JPMorgan Chase & Co.	3,884,900	355,080
Wells Fargo & Co.	5,444,000	301,652
Prudential Financial, Inc.	2,649,000	286,463
Citigroup Inc.	2,531,000	169,273
American International Group, Inc.	1,506,300	94,174
U.S. Bancorp	1,000,000	51,920
HSBC Holdings PLC (ADR)	626,866	29,080
		1,287,642
Information technology13.63%
Apple Inc.	1,983,180	285,618
Intel Corp.	7,487,200	252,618
Texas Instruments Inc.	2,630,000	202,326
Oracle Corp.	3,150,000	157,941
Microsoft Corp.	2,050,000	141,306
Western Union Co.	6,290,000	119,825
International Business Machines Corp.	330,000	50,764
		1,210,398
Consumer staples13.04%
Altria Group, Inc.	3,754,000	279,560
Kimberly-Clark Corp.	1,395,800	180,212
Kellogg Co.	2,152,800	149,533
Philip Morris International Inc.	1,250,000	146,813
Reynolds American Inc.	1,607,000	104,519
Mondelez International, Inc.	1,580,000	68,240
Kraft Heinz Co.	776,666	66,514
Coca-Cola Co.	1,250,000	56,063
PepsiCo, Inc.	400,000	46,196
Conagra Brands, Inc.	1,200,000	42,912
Lamb Weston Holdings, Inc.	400,000	17,616
		1,158,178

American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 33 of 173

unaudited

Common stocks Industrials9.76%	Shares	Value (000)
CSX Corp.	3,641,500	$198,680
General Dynamics Corp.	740,696	146,732
Illinois Tool Works Inc.	650,000	93,112
Union Pacific Corp.	750,000	81,683
Rockwell Automation	450,000	72,882
Boeing Co.	329,000	65,060
General Electric Co.	2,400,000	64,824
United Technologies Corp.	500,000	61,055
Norfolk Southern Corp.	452,000	55,008
United Parcel Service, Inc., Class B	250,000	27,648
		866,684
Telecommunication services7.54%
Verizon Communications Inc.	8,804,171	393,194
AT&T Inc.	4,181,000	157,749
CenturyLink, Inc.	4,966,000	118,588
		669,531
Energy5.83%
Canadian Natural Resources, Ltd.	6,859,000	197,814
Exxon Mobil Corp.	2,054,000	165,819
Halliburton Co.	2,419,700	103,345
Royal Dutch Shell PLC, Class B (ADR)	750,000	40,822
Noble Energy, Inc.	354,048	10,020
		517,820
Consumer discretionary4.81%
Amazon.com, Inc.1	104,500	101,156
Las Vegas Sands Corp.	1,435,000	91,682
McDonald’s Corp.	500,000	76,580
General Motors Co.	2,000,000	69,860
Royal Caribbean Cruises Ltd.	500,000	54,615
Viacom Inc., Class B	992,850	33,330
		427,223
Materials3.73%
Vale SA, Class A, preferred nominative (ADR)	14,564,737	118,703
Vale SA, ordinary nominative (ADR)	460,500	4,029
Freeport-McMoRan Inc.1	6,840,000	82,148
Dow Chemical Co.	850,000	53,610
Praxair, Inc.	375,000	49,706
International Flavors & Fragrances Inc.	168,000	22,680
		330,876
Utilities1.67%
Exelon Corp.	2,263,000	81,626
Southern Co.	1,000,000	47,880
Xcel Energy Inc.	250,000	11,470
NextEra Energy, Inc.	50,000	7,007
		147,983
Real estate0.45%
Crown Castle International Corp. REIT	400,000	40,072

American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 34 of 173

unaudited

Common stocks Miscellaneous4.91%	Shares	Value (000)
Other common stocks in initial period of acquisition		$435,631
Total common stocks (cost: $6,803,622,000)		8,573,591
Short-term securities3.24%	Principal?amount (000)
Coca-Cola Co. 1.14% due 9/12/20172	$21,000	20,952
ExxonMobil Corp. 1.14% due 9/11/2017	33,000	32,924
Federal Home Loan Bank 0.91%–1.03% due 7/19/2017–9/5/2017	135,000	134,856
General Electric Co. 1.08% due 7/3/2017	7,500	7,499
John Deere Canada ULC 1.12% due 7/10/20172	15,744	15,739
John Deere Financial Inc. 1.15% due 7/26/20172	10,000	9,992
Jupiter Securitization Co., LLC 0.93% due 7/17/20172	50,000	49,972
United Parcel Service Inc. 1.08% due 7/5/20172	16,000	15,998
Total short-term securities (cost: $287,927,000)		287,932
Total investment securities99.79% (cost: $7,091,549,000)		8,861,523
Other assets less liabilities 0.21%		18,249
Net assets100.00%		$8,879,772

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1	Security did not produce income during the last 12 months.
2	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $112,653,000, which represented 1.27% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 35 of 173

Global Growth and Income Fund

Investment portfolio

June 30, 2017

unaudited

Common stocks92.54% Information technology22.19%	Shares	Value (000)
Nintendo Co., Ltd.	278,000	$93,132
Taiwan Semiconductor Manufacturing Co., Ltd.	9,480,800	64,982
Microsoft Corp.	907,000	62,520
Broadcom Ltd.	188,000	43,813
Murata Manufacturing Co., Ltd.	183,000	27,773
Facebook, Inc., Class A1	140,300	21,183
Apple Inc.	138,000	19,875
AAC Technologies Holdings Inc.	1,503,500	18,795
TE Connectivity Ltd.	200,000	15,736
Alibaba Group Holding Ltd. (ADR)1	105,000	14,795
Alphabet Inc., Class C1	9,000	8,179
Alphabet Inc., Class A1	6,000	5,578
TEMENOS Group AG (Switzerland)	128,000	11,426
Vanguard International Semiconductor Corp.1	4,475,000	8,826
Halma PLC	610,000	8,739
Intel Corp.	120,600	4,069
		429,421
Financials10.78%
YES Bank Ltd.	815,000	18,453
Prudential PLC	765,000	17,546
Blackstone Group LP	453,250	15,116
First Republic Bank	145,000	14,514
CIT Group Inc.	250,000	12,175
Capital One Financial Corp.	144,000	11,897
CenterState Banks, Inc.	475,945	11,832
Indiabulls Housing Finance Ltd.	670,000	11,155
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	1,566,000	9,336
AIA Group Ltd.	1,220,000	8,915
JPMorgan Chase & Co.	92,000	8,409
Crédit Agricole SA	515,000	8,285
Toronto-Dominion Bank (CAD denominated)	150,000	7,559
CME Group Inc., Class A	58,500	7,327
ABN AMRO Group NV, depository receipts	275,000	7,290
Lloyds Banking Group PLC	8,410,000	7,246
AXA SA	262,000	7,167
Wells Fargo & Co.	122,000	6,760
Nordea Bank AB	525,000	6,680
BlackRock, Inc.	13,500	5,702
Itaú Unibanco Holding SA, preferred nominative (ADR)	375,000	4,144
UniCredit SpA1	56,160	1,049
		208,557

American Funds Insurance Series — Global Growth and Income Fund — Page 36 of 173

unaudited

Common stocks Industrials9.93%	Shares	Value (000)
Airbus SE, non-registered shares	467,000	$38,404
Grupo Aeroportuario del Pacífico SAB de CV	2,080,000	23,425
Lockheed Martin Corp.	82,300	22,847
Boeing Co.	113,000	22,346
Deutsche Post AG	523,000	19,605
Flughafen Zürich AG	69,000	16,939
Ryanair Holdings PLC (ADR)1	141,375	15,213
ACS, Actividades de Construcción y Servicios SA	223,000	8,615
Safran SA	90,000	8,248
Mitsubishi Electric Corp.	435,000	6,248
General Electric Co.	230,000	6,212
Abertis Infraestructuras, SA, Class A, non-registered shares	212,303	3,933
		192,035
Consumer staples9.80%
British American Tobacco PLC	1,144,000	77,987
Nestlé SA	558,700	48,622
Costco Wholesale Corp.	130,600	20,887
Wal-Mart de México, SAB de CV, Series V	4,485,000	10,411
Pinnacle Foods Inc.	134,000	7,960
Walgreens Boots Alliance, Inc.	100,000	7,831
Philip Morris International Inc.	54,000	6,342
Procter & Gamble Co.	40,741	3,550
Booker Group PLC	1,380,000	3,347
Coca-Cola European Partners PLC	67,000	2,725
		189,662
Consumer discretionary8.82%
Amazon.com, Inc.1	20,000	19,360
Home Depot, Inc.	122,000	18,715
Sony Corp.	480,000	18,291
ProSiebenSat.1 Media SE	430,000	17,995
Vivendi SA	715,200	15,921
Nitori Holdings Co., Ltd.	105,000	14,040
Comcast Corp., Class A	296,000	11,520
HUGO BOSS AG	150,000	10,502
Carnival Corp., units	138,000	9,049
Pearson PLC	860,000	7,745
Paddy Power Betfair PLC	67,000	7,153
Continental AG	31,000	6,690
adidas AG	28,000	5,365
Ulta Beauty, Inc.1	16,500	4,741
SES SA, Class A (FDR)	150,000	3,516
		170,603
Energy7.07%
Royal Dutch Shell PLC, Class B (ADR)	347,000	18,887
Royal Dutch Shell PLC, Class A (ADR)	141,457	7,524
BP PLC	4,030,206	23,243
Reliance Industries Ltd.1	1,052,094	22,462
Enbridge Inc.	260,760	10,381
Enbridge Inc. (CAD denominated)	239,029	9,522
Schlumberger Ltd.	145,000	9,547
Baker Hughes Inc.	175,000	9,539
Pilipinas Shell Petroleum Corp.	7,008,330	9,389

American Funds Insurance Series — Global Growth and Income Fund — Page 37 of 173

unaudited

Common stocks Energy (continued)	Shares	Value (000)
Canadian Natural Resources, Ltd.	224,000	$6,464
Helmerich & Payne, Inc.	112,000	6,086
Tallgrass Energy GP, LP, Class A	150,000	3,815
		136,859
Health care6.99%
UnitedHealth Group Inc.	255,100	47,301
Hypermarcas SA, ordinary nominative	2,150,000	18,041
Novartis AG	124,000	10,319
Thermo Fisher Scientific Inc.	55,000	9,596
Centene Corp.1	115,000	9,186
ResMed Inc.	114,000	8,877
Medtronic PLC	89,000	7,899
Samsung BioLogics Co., Ltd.1	30,000	7,656
Hikma Pharmaceuticals PLC	340,000	6,510
Merck & Co., Inc.	97,000	6,217
AstraZeneca PLC	50,000	3,344
Novo Nordisk A/S, Class B	7,000	300
		135,246
Materials4.23%
Randgold Resources Ltd.	271,100	24,028
James Hardie Industries PLC (CDI)	850,000	13,393
E.I. du Pont de Nemours and Co.	134,200	10,831
CCL Industries Inc., Class B, nonvoting	192,500	9,740
LafargeHolcim Ltd.	150,000	8,588
Rio Tinto PLC	199,000	8,403
Koninklijke DSM NV	95,000	6,905
		81,888
Real estate3.61%
MGM Growth Properties LLC REIT, Class A	943,856	27,551
Gaming and Leisure Properties, Inc. REIT	604,000	22,753
Vonovia SE	227,000	9,013
Crown Castle International Corp. REIT	53,000	5,309
Prologis, Inc. REIT	90,000	5,278
		69,904
Utilities3.50%
Infraestructura Energética Nova, SAB de CV	6,281,884	33,488
DONG Energy AS	491,552	22,190
Power Assets Holdings Ltd.	895,000	7,904
Dominion Energy, Inc.	55,000	4,215
		67,797
Telecommunication services1.69%
Vodafone Group PLC	4,350,000	12,337
Verizon Communications Inc.	205,000	9,155
Advanced Info Service PCL	1,350,000	7,054
TalkTalk Telecom Group PLC	1,728,000	4,063
		32,609

American Funds Insurance Series — Global Growth and Income Fund — Page 38 of 173

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Common stocks Miscellaneous3.93%	Shares	Value (000)
Other common stocks in initial period of acquisition		$76,045
Total common stocks (cost: $1,435,467,000)		1,790,626
Rights & warrants0.01% Miscellaneous0.01%
Other rights & warrants in initial period of acquisition		178
Total rights & warrants (cost: $187,000)		178
Convertible bonds0.35% Miscellaneous0.35%	Principal?amount (000)
Other convertible bonds in initial period of acquisition		6,821
Total convertible bonds (cost: $6,003,000)		6,821
Bonds, notes & other debt instruments1.98% Corporate bonds & notes1.90% Telecommunication services1.90%
Sprint Corp. 7.25% 2021	$33,000	36,754
Total corporate bonds & notes		36,754
U.S. Treasury bonds & notes0.08% U.S. Treasury0.08%
U.S. Treasury 0.875% 2017	1,600	1,599
Total U.S. Treasury bonds & notes		1,599
Total bonds, notes & other debt instruments (cost: $32,553,000)		38,353
Short-term securities3.59%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.16% due 7/14/2017	47,800	47,778
Federal Home Loan Bank 0.94% due 7/19/2017	6,100	6,098
Nestlé Capital Corp. 1.14% due 9/12/20172	15,500	15,463
Total short-term securities (cost: $69,341,000)		69,339
Total investment securities98.47% (cost: $1,543,551,000)		1,905,317
Other assets less liabilities 1.53%		29,699
Net assets100.00%		$1,935,016

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Miscellaneous“ securities includes a security which was valued under fair value procedures adopted by authority of the board of trustees. The value of the security which was valued under fair value procedures was $6,491,000, which represented .34% of the net assets of the fund.

1	Security did not produce income during the last 12 months.
2	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,463,000, which represented .80% of the net assets of the fund.

American Funds Insurance Series — Global Growth and Income Fund — Page 39 of 173

unaudited

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
FDR = Fiduciary Depositary Receipts

American Funds Insurance Series — Global Growth and Income Fund — Page 40 of 173

Growth-Income Fund

Investment portfolio

June 30, 2017

unaudited

Common stocks92.56% Information technology15.92%	Shares	Value (000)
Microsoft Corp.	9,171,027	$632,159
Alphabet Inc., Class A1	373,700	347,421
Alphabet Inc., Class C1	303,884	276,149
Texas Instruments Inc.	5,992,659	461,015
Broadcom Ltd.	1,857,590	432,911
Apple Inc.	2,379,100	342,638
Oracle Corp.	5,921,000	296,879
Intel Corp.	7,904,600	266,701
Accenture PLC, Class A	1,654,500	204,629
QUALCOMM Inc.	3,218,175	177,708
Visa Inc., Class A	1,372,600	128,722
Xilinx, Inc.	1,525,000	98,088
ASML Holding NV (New York registered)	663,700	86,487
Qorvo, Inc.1	1,339,419	84,812
International Business Machines Corp.	500,000	76,915
Harris Corp.	690,000	75,265
IAC/InterActiveCorp1	716,000	73,920
Arista Networks, Inc.1	467,300	69,997
NetApp, Inc.	1,471,690	58,941
MercadoLibre, Inc.	200,000	50,176
Automatic Data Processing, Inc.	407,500	41,752
ON Semiconductor Corp.1	2,894,900	40,644
Teradata Corp.1	1,286,300	37,933
Juniper Networks, Inc.	917,100	25,569
SAP SE	239,500	25,016
GoDaddy Inc., Class A1	510,300	21,647
First Data Corp., Class A1	788,541	14,351
Trimble Inc.1	340,000	12,128
VeriSign, Inc.1	101,400	9,426
Motorola Solutions, Inc.	100,000	8,674
Western Union Co.	400,000	7,620
First Solar, Inc.1	170,000	6,780
Verint Systems Inc.1	125,924	5,125
		4,498,198
Consumer discretionary14.98%
Amazon.com, Inc.1	1,061,200	1,027,242
Netflix, Inc.1	3,716,277	555,249
Comcast Corp., Class A	6,032,600	234,789
Twenty-First Century Fox, Inc., Class A	6,891,000	195,291
Home Depot, Inc.	1,243,000	190,676
Time Warner Inc.	1,767,902	177,515
Viacom Inc., Class B	4,600,800	154,449
Charter Communications, Inc., Class A1	447,669	150,797
Carnival Corp., units	2,231,700	146,333
Las Vegas Sands Corp.	2,129,600	136,060

American Funds Insurance Series — Growth-Income Fund — Page 41 of 173

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Aramark	2,655,200	$108,810
Royal Caribbean Cruises Ltd.	931,600	101,759
NIKE, Inc., Class B	1,663,400	98,141
Newell Brands Inc.	1,725,000	92,494
Priceline Group Inc.1	43,900	82,116
Signet Jewelers Ltd.	1,274,500	80,599
Wynn Resorts, Ltd.	597,966	80,199
Toyota Motor Corp.	1,525,000	79,901
Starbucks Corp.	1,353,200	78,905
Dollar General Corp.	997,400	71,902
Cedar Fair, LP	896,500	64,638
Ferrari NV	600,000	51,499
Marriott International, Inc., Class A	485,900	48,741
Daily Mail and General Trust PLC, Class A, nonvoting	5,560,000	48,302
CBS Corp., Class B	720,000	45,922
Coach, Inc.	630,000	29,824
Wyndham Worldwide Corp.	272,000	27,311
Marks and Spencer Group PLC	4,879,000	21,180
Scripps Networks Interactive, Inc., Class A	287,100	19,612
YUM! Brands, Inc.	218,800	16,139
Yum China Holdings, Inc.1	218,800	8,627
Kering SA	18,616	6,340
		4,231,362
Health care14.57%
AbbVie Inc.	7,549,600	547,422
Amgen Inc.	2,858,916	492,391
Stryker Corp.	2,203,757	305,837
UnitedHealth Group Inc.	1,513,596	280,651
Medtronic PLC	2,805,700	249,006
Express Scripts Holding Co.1	3,627,500	231,580
Gilead Sciences, Inc.	3,212,100	227,352
Humana Inc.	877,000	211,024
Merck & Co., Inc.	3,128,280	200,491
Illumina, Inc.1	1,100,300	190,924
Kite Pharma, Inc.1	1,314,200	136,243
Quest Diagnostics, Inc.	1,100,000	122,276
Johnson & Johnson	890,000	117,738
Incyte Corp.1	913,200	114,981
Hologic, Inc.1	2,331,300	105,794
Abbott Laboratories	2,020,700	98,226
Takeda Pharmaceutical Co. Ltd.	1,764,000	89,537
Novartis AG	985,150	81,985
Cerner Corp.1	1,052,000	69,926
Thermo Fisher Scientific Inc.	397,500	69,352
Pfizer Inc.	1,995,851	67,041
Eli Lilly and Co.	659,300	54,260
Agios Pharmaceuticals, Inc.1	639,500	32,902
McKesson Corp.	66,900	11,008
Alexion Pharmaceuticals, Inc.1	57,000	6,935
Endo International PLC1	240,000	2,681
Perrigo Co. PLC	1,900	144
		4,117,707

American Funds Insurance Series — Growth-Income Fund — Page 42 of 173

unaudited

Common stocks Financials11.34%	Shares	Value (000)
JPMorgan Chase & Co.	4,499,400	$411,245
Goldman Sachs Group, Inc.	1,010,280	224,181
Marsh & McLennan Companies, Inc.	2,726,100	212,527
Wells Fargo & Co.	3,381,200	187,352
Bank of New York Mellon Corp.	3,486,500	177,881
American International Group, Inc.	2,716,489	169,835
Aon PLC, Class A	1,214,800	161,508
BB&T Corp.	3,486,000	158,299
Intercontinental Exchange, Inc.	2,317,665	152,781
PNC Financial Services Group, Inc.	1,078,276	134,644
State Street Corp.	1,403,100	125,900
M&T Bank Corp.	751,600	121,722
HSBC Holdings PLC (HKD denominated)	11,346,929	105,586
Banco Santander, SA	15,563,000	102,954
UniCredit SpA1	5,468,000	102,110
EXOR NV	1,600,000	86,602
Prudential Financial, Inc.	650,000	70,291
KeyCorp	3,270,000	61,280
Leucadia National Corp.	2,340,000	61,214
Moody’s Corp.	447,458	54,447
Morgan Stanley	1,212,470	54,028
Bank of Montreal	718,327	52,745
CME Group Inc., Class A	388,400	48,643
Citigroup Inc.	600,000	40,128
Chubb Ltd.	217,200	31,577
UBS Group AG	1,343,666	22,756
Invesco Ltd.	500,000	17,595
East West Bancorp, Inc.	252,000	14,762
Ameriprise Financial, Inc.	101,100	12,869
U.S. Bancorp	201,000	10,436
Sun Life Financial Inc.	266,200	9,517
Progressive Corp.	119,100	5,251
		3,202,666
Industrials8.11%
CSX Corp.	4,913,400	268,075
Union Pacific Corp.	2,186,433	238,124
General Dynamics Corp.	1,122,100	222,288
Textron Inc.	3,365,000	158,492
Airbus SE, non-registered shares	1,548,500	127,341
United Technologies Corp.	916,300	111,889
Norfolk Southern Corp.	840,000	102,228
Air Lease Corp., Class A	2,365,000	88,356
Deere & Co.	697,500	86,204
Nielsen Holdings PLC	2,211,300	85,489
C.H. Robinson Worldwide, Inc.	1,209,335	83,057
TransDigm Group Inc.	300,900	80,903
Waste Management, Inc.	1,031,300	75,646
Siemens AG (ADR)	782,000	54,075
Siemens AG	150,000	20,619
Safran SA	735,193	67,378
Rockwell Automation	369,900	59,909
General Electric Co.	1,749,000	47,240
Republic Services, Inc.	632,000	40,277
Boeing Co.	203,200	40,183

American Funds Insurance Series — Growth-Income Fund — Page 43 of 173

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
Waste Connections, Inc.	593,100	$38,208
Covanta Holding Corp.	2,783,000	36,736
Canadian National Railway Co.	431,000	34,933
Lockheed Martin Corp.	109,900	30,509
3M Co.	130,800	27,231
IDEX Corp.	205,800	23,257
Meggitt PLC	3,615,000	22,454
Huntington Ingalls Industries, Inc.	116,500	21,688
		2,292,789
Consumer staples7.27%
Philip Morris International Inc.	2,912,130	342,030
Coca-Cola Co.	5,964,900	267,526
Procter & Gamble Co.	1,887,992	164,539
CVS Health Corp.	1,670,000	134,368
Altria Group, Inc.	1,720,000	128,088
PepsiCo, Inc.	998,419	115,308
Carlsberg A/S, Class B	1,056,094	112,822
Kellogg Co.	1,459,000	101,342
L’Oreal SA2	470,000	97,914
British American Tobacco PLC	1,333,700	90,919
Kirin Holdings Co., Ltd.	4,229,000	86,065
Mondelez International, Inc.	1,774,400	76,636
Avon Products, Inc.1	19,099,000	72,576
Pernod Ricard SA	515,000	68,967
Reynolds American Inc.	940,000	61,138
Herbalife Ltd.1	756,300	53,947
Diageo PLC	1,220,000	36,046
Kroger Co.	1,303,000	30,386
Costco Wholesale Corp.	66,000	10,555
Coty Inc., Class A	174,563	3,275
		2,054,447
Energy5.94%
TOTAL SA	4,688,868	231,808
EOG Resources, Inc.	2,345,155	212,284
Chevron Corp.	1,716,900	179,124
Schlumberger Ltd.	2,055,000	135,301
Canadian Natural Resources, Ltd.	3,925,640	113,277
Royal Dutch Shell PLC, Class A (ADR)	1,150,422	61,191
Royal Dutch Shell PLC, Class B (ADR)	680,000	37,012
Royal Dutch Shell PLC, Class B	292,716	7,863
Royal Dutch Shell PLC, Class A	27,523	730
ConocoPhillips	2,099,410	92,290
Exxon Mobil Corp.	1,088,000	87,834
Kinder Morgan, Inc.	4,108,300	78,715
Concho Resources Inc.1	574,000	69,758
Baker Hughes Inc.	1,247,600	68,007
Halliburton Co.	1,238,800	52,909
Apache Corp.	1,100,000	52,723
BP PLC	6,978,185	40,245
Enbridge Inc. (CAD denominated)	994,444	39,615
Occidental Petroleum Corp.	489,000	29,276
Suncor Energy Inc.	953,650	27,864
Noble Energy, Inc.	801,753	22,690

American Funds Insurance Series — Growth-Income Fund — Page 44 of 173

unaudited

Common stocks Energy (continued)	Shares	Value (000)
Whitecap Resources Inc.	2,775,000	$19,815
Tullow Oil PLC1	9,369,306	18,390
Cobalt International Energy, Inc.1	39,533	98
		1,678,819
Materials4.68%
Celanese Corp., Series A	3,424,433	325,116
Dow Chemical Co.	3,554,100	224,157
Monsanto Co.	1,666,485	197,245
Vale SA, Class A, preferred nominative (ADR)	18,591,184	151,518
Vale SA, Class A, preferred nominative	4,440,000	36,065
Freeport-McMoRan Inc.1	9,055,000	108,751
Rio Tinto PLC	1,574,655	66,491
Mosaic Co.	2,522,400	57,586
International Flavors & Fragrances Inc.	418,500	56,498
Praxair, Inc.	251,000	33,270
Albemarle Corp.	297,000	31,345
Centerra Gold Inc.	5,097,409	27,830
Asahi Kasei Corp.	619,000	6,645
		1,322,517
Real estate1.83%
Weyerhaeuser Co. REIT1	4,034,541	135,157
Crown Castle International Corp. REIT	1,302,900	130,525
Iron Mountain Inc. REIT	3,487,921	119,845
American Tower Corp. REIT	891,764	117,998
MGM Growth Properties LLC REIT, Class A	491,662	14,352
		517,877
Telecommunication services1.79%
Verizon Communications Inc.	10,842,400	484,221
AT&T Inc.	597,500	22,544
		506,765
Utilities0.85%
Sempra Energy	1,649,600	185,992
Exelon Corp.	775,000	27,954
AES Corp.	1,631,000	18,121
SSE PLC	408,400	7,729
		239,796
Mutual funds0.47%
Altaba Inc.1	2,438,000	132,822
Miscellaneous4.81%
Other common stocks in initial period of acquisition		1,358,818
Total common stocks (cost: $19,495,854,000)		26,154,583
Convertible stocks0.02% Financials0.02%
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred3	6,000	5,722
Total convertible stocks (cost: $6,000,000)		5,722

American Funds Insurance Series — Growth-Income Fund — Page 45 of 173

unaudited

Convertible bonds0.33% Information technology0.17%	Principal?amount (000)	Value (000)
VeriSign, Inc., convertible notes, 3.25% 2037	$18,020	$49,150
Energy0.16%
Weatherford International PLC 5.875% 2021	43,359	43,983
Total convertible bonds (cost: $71,028,000)		93,133
Bonds, notes & other debt instruments0.20% U.S. Treasury bonds & notes0.20% U.S. Treasury0.20%
U.S. Treasury 1.625% 2026	59,900	56,801
Total bonds, notes & other debt instruments (cost: $60,218,000)		56,801
Short-term securities6.85%
Apple Inc. 0.89% due 7/11/20174	50,000	49,984
Chariot Funding, LLC 0.95% due 7/7/20174	50,000	49,988
Ciesco LLC 1.34% due 11/15/20174	45,000	44,764
Coca-Cola Co. 1.09% due 8/2/20174	50,000	49,950
Federal Home Loan Bank 0.80%–1.05% due 7/5/2017–10/3/2017	1,169,400	1,168,348
General Electric Co. 1.08% due 7/3/2017	25,200	25,198
John Deere Capital Corp. 1.14% due 8/2/20174	50,000	49,948
Johnson & Johnson 1.12% due 9/19/20174	29,000	28,926
Jupiter Securitization Co., LLC 1.17% due 7/27/20174	50,000	49,954
Private Export Funding Corp. 1.00% due 7/25/20174	30,000	29,976
Procter & Gamble Co. 1.08% due 7/13/20174	52,000	51,980
U.S. Treasury Bills 0.59%–0.91% due 7/6/2017–9/21/2017	242,100	241,864
Wal-Mart Stores, Inc. 0.87% due 7/5/20174	69,650	69,640
Walt Disney Co. 0.92% due 8/4/20174	25,000	24,973
Total short-term securities (cost: $1,935,411,000)		1,935,493
Total investment securities99.96% (cost: $21,568,511,000)		28,245,732
Other assets less liabilities 0.04%		11,308
Net assets100.00%		$28,257,040

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $136,525,000, which represented .48% of the net assets of the fund.
3	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
4	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $500,083,000, which represented 1.77% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred	6/28/2012	$6,000	$5,722.02%

American Funds Insurance Series — Growth-Income Fund — Page 46 of 173

unaudited

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
HKD = Hong Kong dollars

American Funds Insurance Series — Growth-Income Fund — Page 47 of 173

International Growth and Income Fund

Investment portfolio

June 30, 2017

unaudited

Common stocks85.41% Financials18.04%	Shares	Value (000)
HDFC Bank Ltd.1	1,884,593	$48,511
Zurich Insurance Group AG	83,900	24,420
KB Financial Group Inc.	356,500	17,978
Banco Santander, SA	2,571,524	17,011
Prudential PLC	738,000	16,927
St. James’s Place PLC	1,048,000	16,134
AIA Group Ltd.	1,833,000	13,394
UniCredit SpA2	674,400	12,594
Sampo Oyj, Class A	203,000	10,403
Lloyds Banking Group PLC	11,968,000	10,311
BNP Paribas SA	137,300	9,889
Banco Bilbao Vizcaya Argentaria, SA	825,000	6,845
Banco Bilbao Vizcaya Argentaria, SA (ADR)	337,643	2,823
Société Générale	173,000	9,309
Credit Suisse Group AG	576,077	8,327
ABN AMRO Group NV, depository receipts	260,000	6,892
Bank of Montreal	76,927	5,649
Bank Rakyat Indonesia (Persero) Tbk PT1	4,084,000	4,659
Jupiter Fund Management PLC	587,000	3,861
Grupo Financiero Galicia SA, Class B (ADR)	64,300	2,742
		248,679
Consumer staples10.42%
Imperial Brands PLC	734,463	32,988
Philip Morris International Inc.	208,700	24,512
Pernod Ricard SA	128,650	17,228
British American Tobacco PLC	212,600	14,493
CALBEE, Inc.	284,400	11,164
Coca-Cola Icecek AS, Class C	767,000	8,803
Thai Beverage PCL	13,413,900	8,769
Nestlé SA	82,000	7,136
Kirin Holdings Co., Ltd.	313,000	6,370
Glanbia PLC	282,400	5,524
Associated British Foods PLC	118,680	4,538
Orion Corp.1	3,000	2,092
		143,617
Industrials10.40%
Shanghai International Airport Co., Ltd., Class A	5,134,562	28,257
Capita PLC	3,066,000	27,614
Airbus SE, non-registered shares	163,000	13,404
Abertis Infraestructuras, SA, Class A, non-registered shares	721,507	13,366
ASSA ABLOY AB, Class B	585,700	12,868
CK Hutchison Holdings Ltd.	847,348	10,636
Rolls-Royce Holdings PLC2	838,400	9,730
easyJet PLC	542,000	9,594

American Funds Insurance Series — International Growth and Income Fund — Page 48 of 173

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
Airports of Thailand PCL	5,250,000	$7,302
Bunzl PLC	188,752	5,625
ALD SA2	312,000	4,900
		143,296
Consumer discretionary8.04%
HUGO BOSS AG	207,500	14,528
Toyota Motor Corp.	226,000	11,841
Ctrip.com International, Ltd. (ADR)2	202,200	10,891
Christian Dior SE1	33,500	9,759
Taylor Wimpey plc	3,795,000	8,709
ProSiebenSat.1 Media SE	172,000	7,198
Kering SA	21,000	7,152
Galaxy Entertainment Group Ltd.	1,100,000	6,678
NEXT PLC	131,000	6,579
WPP PLC	234,700	4,934
ITV PLC	1,959,600	4,630
Sands China Ltd.	972,000	4,451
Paddy Power Betfair PLC	32,000	3,416
Inchcape PLC	291,000	2,860
Hyundai Mobis Co., Ltd.	11,575	2,529
RTL Group SA, non-registered shares	32,100	2,424
Hyundai Motor Co.	16,500	2,300
		110,879
Utilities7.70%
EDP - Energias de Portugal, SA	6,947,820	22,719
DONG Energy AS	497,000	22,436
SSE PLC	801,800	15,174
Power Assets Holdings Ltd.	1,313,000	11,596
CK Infrastructure Holdings Ltd.	1,282,000	10,772
Red Eléctrica de Corporación, SA	387,600	8,099
National Grid PLC	425,676	5,277
ENN Energy Holdings Ltd.	858,000	5,176
Engie SA	326,000	4,920
		106,169
Information technology7.48%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,668,000	31,995
Samsung Electronics Co., Ltd.	13,671	28,402
Flex Ltd.2	703,000	11,466
ASML Holding NV	68,600	8,940
Delta Electronics, Inc.	1,453,266	7,954
Alibaba Group Holding Ltd. (ADR)2	42,600	6,002
Rightmove PLC	107,700	5,962
AAC Technologies Holdings Inc.	193,500	2,419
		103,140
Health care6.07%
Novartis AG	341,145	28,390
Teva Pharmaceutical Industries Ltd. (ADR)	781,700	25,968
Takeda Pharmaceutical Co. Ltd.	169,200	8,588
Merck KGaA	59,600	7,199
ConvaTec Group PLC2	1,515,000	6,298

American Funds Insurance Series — International Growth and Income Fund — Page 49 of 173

unaudited

Common stocks Health care (continued)	Shares	Value (000)
Grifols, SA, Class B, preferred nonvoting, non-registered shares	250,866	$5,301
WuXi Biologics (Cayman) Inc.2	495,200	1,862
		83,606
Energy4.64%
Royal Dutch Shell PLC, Class A	1,753,707	46,482
TOTAL SA	208,000	10,283
Canadian Natural Resources, Ltd.	133,300	3,846
Suncor Energy Inc.	111,987	3,272
		63,883
Real estate4.41%
Cheung Kong Property Holdings Ltd.	3,833,348	30,024
Sun Hung Kai Properties Ltd.	888,000	13,046
Japan Real Estate Investment Corp. REIT	1,432	7,117
Land and Houses PCL, nonvoting depository receipt	21,134,200	6,222
Land and Houses PCL, foreign registered	1,135,800	334
Mitsui Fudosan Co., Ltd.	172,000	4,099
		60,842
Telecommunication services2.75%
BT Group PLC	4,904,461	18,828
Nippon Telegraph and Telephone Corp.	332,800	15,712
Intouch Holdings PCL	1,983,000	3,327
		37,867
Materials2.69%
Rio Tinto PLC	274,325	11,583
Fortescue Metals Group Ltd.	2,403,000	9,641
Akzo Nobel NV	105,700	9,186
Vale SA, Class A, preferred nominative (ADR)	814,185	6,636
		37,046
Miscellaneous2.77%
Other common stocks in initial period of acquisition		38,208
Total common stocks (cost: $1,081,498,000)		1,177,232
Bonds, notes & other debt instruments2.96% Corporate bonds & notes1.47% Health care0.54%	Principal?amount (000)
Teva Pharmaceutical Finance Company BV 3.15% 2026	$1,325	1,261
Teva Pharmaceutical Finance Company BV 4.10% 2046	1,450	1,343
VPI Escrow Corp. 6.375% 20203	3,325	3,238
VRX Escrow Corp. 6.125% 20253	1,865	1,585
		7,427
Materials0.49%
FMG Resources 9.75% 20223	5,900	6,748
Energy0.44%
Petróleos Mexicanos 6.875% 2026	3,617	4,017
Petróleos Mexicanos 5.50% 2044	491	436

American Funds Insurance Series — International Growth and Income Fund — Page 50 of 173

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Petróleos Mexicanos 5.625% 2046	$700	$623
Petróleos Mexicanos 6.75% 2047	978	990
		6,066
Total corporate bonds & notes		20,241
Bonds & notes of governments & government agencies outside the U.S.1.46%
Brazil (Federative Republic of) 10.00% 2025	BRL22,000	6,495
Colombia (Republic of), Series B, 7.50% 2026	COP6,736,400	2,372
Poland (Republic of), Series 1023, 4.00% 2023	PLN13,160	3,782
Poland (Republic of), Series 0726, 2.50% 2026	10,285	2,627
Portuguese Government 3.875% 2030	€1,400	1,667
Portuguese Republic 4.125% 2027	2,600	3,246
		20,189
U.S. Treasury bonds & notes0.03% U.S. Treasury0.03%
U.S. Treasury 0.75% 2017	$420	419
Total U.S. Treasury bonds & notes		419
Total bonds, notes & other debt instruments (cost: $38,065,000)		40,849
Short-term securities12.16%
British Columbia (Province of) 0.92% due 7/17/2017	6,070	6,067
Chariot Funding, LLC 1.18% due 7/18/20173	15,000	14,991
CPPIB Capital Inc. 1.14% due 7/18/20173	32,200	32,182
Fairway Finance Corp. 1.24% due 9/13/20173	15,000	14,960
Federal Home Loan Bank 1.00%–1.03% due 7/12/2017–8/23/2017	45,200	45,167
General Electric Co. 1.08% due 7/3/2017	15,600	15,599
Paccar Financial Corp. 1.12% due 7/28/2017	8,600	8,592
Victory Receivables Corp. 1.06%–1.14% due 7/3/2017–7/11/20173	30,000	29,990
Total short-term securities (cost: $167,548,000)		167,548
Total investment securities100.53% (cost: $1,287,111,000)		1,385,629
Other assets less liabilities (0.53)%		(7,261)
Net assets100.00%		$1,378,368

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $65,021,000, which represented 4.72% of the net assets of the fund. This amount includes $4,659,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $103,694,000, which represented 7.52% of the net assets of the fund.

American Funds Insurance Series — International Growth and Income Fund — Page 51 of 173

unaudited

Key to abbreviations and symbol
ADR = American Depositary Receipts
BRL = Brazilian reais
COP = Colombian pesos
€ = Euros
PLN = Polish zloty

American Funds Insurance Series — International Growth and Income Fund — Page 52 of 173

Capital Income Builder®

Investment portfolio

June 30, 2017

unaudited

Common stocks72.88% Financials14.27%	Shares	Value (000)
Sampo Oyj, Class A	217,380	$11,140
Swedbank AB, Class A	211,087	5,144
Lloyds Banking Group PLC	5,949,400	5,126
Zurich Insurance Group AG	17,206	5,008
Mercury General Corp.	88,510	4,780
KBC Groep NV	57,447	4,357
HSBC Holdings PLC (GBP denominated)	437,200	4,053
ABN AMRO Group NV, depository receipts	141,555	3,753
BB&T Corp.	76,280	3,464
BNP Paribas SA	44,676	3,218
Intesa Sanpaolo SpA	1,056,817	3,133
Svenska Handelsbanken AB, Class A	195,040	2,792
Aberdeen Asset Management PLC	686,800	2,701
Invesco Ltd.	76,400	2,689
CME Group Inc., Class A	21,400	2,680
Skandinaviska Enskilda Banken AB, Class A	169,016	2,044
Wells Fargo & Co.	28,400	1,574
JPMorgan Chase & Co.	16,350	1,494
Union National Bank PJSC1	813,869	1,040
Bank of China Ltd., Class H2	1,894,000	929
MONETA Money Bank, AS, non-registered shares	137,053	459
		71,578
Consumer staples12.66%
Philip Morris International Inc.	190,235	22,342
Coca-Cola Co.	250,145	11,219
Altria Group, Inc.	149,110	11,104
British American Tobacco PLC	93,200	6,353
Imperial Brands PLC	123,800	5,561
Diageo PLC	168,400	4,976
Japan Tobacco Inc.	56,400	1,979
		63,534
Telecommunication services7.90%
Vodafone Group PLC	3,422,700	9,707
Singapore Telecommunications Ltd.	2,861,700	8,086
Verizon Communications Inc.	151,851	6,782
HKT Trust and HKT Ltd., units	4,775,340	6,263
NTT DoCoMo, Inc.	121,700	2,869
AT&T Inc.	65,600	2,475
freenet AG	59,206	1,888
Telia Co. AB	338,776	1,560
		39,630

American Funds Insurance Series — Capital Income Builder — Page 53 of 173

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Common stocks Energy7.40%	Shares	Value (000)
Royal Dutch Shell PLC, Class B	279,360	$7,504
Royal Dutch Shell PLC, Class B (ADR)	8,500	463
Royal Dutch Shell PLC, Class A	3,192	85
Exxon Mobil Corp.	92,600	7,476
Enbridge Inc. (CAD denominated)	174,970	6,970
Helmerich & Payne, Inc.	96,200	5,227
Inter Pipeline Ltd.	244,600	4,791
Chevron Corp.	22,600	2,358
Occidental Petroleum Corp.	37,200	2,227
		37,101
Health care6.03%
AstraZeneca PLC	104,010	6,956
AstraZeneca PLC (ADR)	114,800	3,914
Pfizer Inc.	232,100	7,796
Roche Holding AG, non-registered shares, nonvoting	26,075	6,640
GlaxoSmithKline PLC	127,210	2,710
Johnson & Johnson	16,800	2,223
		30,239
Information technology4.94%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,003,000	6,875
Microsoft Corp.	61,720	4,254
Paychex, Inc.	67,410	3,838
QUALCOMM Inc.	37,500	2,071
VTech Holdings Ltd.	128,400	2,034
HP Inc.	94,600	1,654
Xilinx, Inc.	22,000	1,415
International Business Machines Corp.	9,110	1,401
Vanguard International Semiconductor Corp.2	616,000	1,215
		24,757
Real estate4.68%
Crown Castle International Corp. REIT	83,300	8,345
Iron Mountain Inc. REIT	165,295	5,680
Nexity SA, Class A, non-registered shares	89,436	5,197
Link REIT	284,000	2,161
Digital Realty Trust, Inc. REIT	18,600	2,101
		23,484
Industrials4.07%
Sydney Airport, units	963,757	5,252
Boeing Co.	20,200	3,994
Airbus SE, non-registered shares	45,592	3,749
Lockheed Martin Corp.	9,760	2,709
BAE Systems PLC	278,100	2,295
Caterpillar Inc.	14,600	1,569
Air New Zealand Ltd.	361,960	865
		20,433
Utilities3.97%
SSE PLC	309,313	5,854
CMS Energy Corp.	79,100	3,658
Infratil Ltd.	1,291,737	2,816
Iberdrola, SA, non-registered shares	301,000	2,384

American Funds Insurance Series — Capital Income Builder — Page 54 of 173

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Common stocks Utilities (continued)	Shares	Value (000)
EDP - Energias de Portugal, SA	664,397	$2,173
PG&E Corp.	27,756	1,842
Duke Energy Corp.	14,300	1,195
		19,922
Consumer discretionary3.60%
Greene King PLC	549,600	4,821
Las Vegas Sands Corp.	71,400	4,562
SES SA, Class A (FDR)	118,666	2,782
ProSiebenSat.1 Media SE	37,607	1,574
Modern Times Group MTG AB, Class B	35,157	1,210
BCA Marketplace PLC	460,000	1,165
Gannett Co., Inc.	132,999	1,160
Fielmann AG	5,166	399
AA PLC	133,500	396
		18,069
Materials1.23%
Amcor Ltd.	294,697	3,672
Givaudan SA	1,253	2,506
		6,178
Miscellaneous2.13%
Other common stocks in initial period of acquisition		10,684
Total common stocks (cost: $346,870,000)		365,609
Convertible stocks1.22% Real estate1.22%
American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	50,600	6,134
Total convertible stocks (cost: $5,305,000)		6,134
Bonds, notes & other debt instruments20.55% Mortgage-backed obligations7.49%	Principal?amount (000)
Banc of America Commercial Mortgage Inc., Series 2007-5, Class A1A, 5.361% 20513	$30	31
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A, 6.299% 20493,4	223	224
Fannie Mae 4.00% 20363	2,366	2,514
Fannie Mae 4.00% 20453	1,132	1,199
Fannie Mae 4.00% 20453	989	1,041
Fannie Mae 4.00% 20453	386	406
Fannie Mae 4.00% 20473	3,830	4,029
Fannie Mae 4.00% 20473	996	1,048
Freddie Mac 2.50% 20323	117	117
Freddie Mac 2.50% 20333	160	159
Freddie Mac 4.00% 20473	13,957	14,701
Freddie Mac 4.00% 20473	500	526
Freddie Mac 4.50% 20473	6,924	7,419
Government National Mortgage Assn. 4.50% 20453	416	442
Government National Mortgage Assn. 4.50% 20453	267	284
Government National Mortgage Assn. 4.00% 20473	991	1,044
Government National Mortgage Assn. 4.50% 20473	499	532
Government National Mortgage Assn. 5.637% 20593	26	26

American Funds Insurance Series — Capital Income Builder — Page 55 of 173

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Government National Mortgage Assn. 4.812% 20603	$67	$67
Government National Mortgage Assn. 5.46% 20603	82	85
Government National Mortgage Assn. 4.661% 20613	132	135
Government National Mortgage Assn. 4.801% 20613	95	97
Government National Mortgage Assn. 6.87% 20613	40	41
Government National Mortgage Assn. 4.566% 20623	55	57
Government National Mortgage Assn. 4.633% 20623	368	381
Government National Mortgage Assn. 4.307% 20633	126	132
Government National Mortgage Assn. 4.479% 20633	56	59
Government National Mortgage Assn. 4.565% 20633	157	165
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A1A, 5.682% 20453,4	51	51
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 20583,4,5	161	162
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 20271,3,5	84	85
Seasoned Credit Risk Transfer, Series 2017-1, Class HA, 2.00% 20563	294	295
		37,554
U.S. Treasury bonds & notes7.47% U.S. Treasury6.85%
U.S. Treasury 8.00% 2021	5,500	6,932
U.S. Treasury 8.125% 2021	8,200	10,267
U.S. Treasury 1.875% 2022	3,900	3,905
U.S. Treasury 2.00% 2025	9,400	9,242
U.S. Treasury 2.00% 2026	3,500	3,414
U.S. Treasury 2.875% 2045	600	604
		34,364
U.S. Treasury inflation-protected securities0.62%
U.S. Treasury Inflation-Protected Security 0.375% 20256	1,134	1,127
U.S. Treasury Inflation-Protected Security 0.625% 20266	1,955	1,969
		3,096
Total U.S. Treasury bonds & notes		37,460
Corporate bonds & notes4.57% Financials1.51%
Bank of America Corp. 5.625% 2020	300	329
Bank of America Corp. 5.00% 2021	500	546
Bank of America Corp. 5.70% 2022	500	565
Bank of America Corp. 4.10% 2023	1,000	1,060
BB&T Corp. 6.85% 2019	100	109
Berkshire Hathaway Inc. 4.25% 2021	100	108
BNP Paribas 5.00% 2021	300	328
BPCE SA group 4.00% 2024	1,000	1,061
Citigroup Inc. 4.50% 2022	500	538
Goldman Sachs Group, Inc. 5.25% 2021	500	548
Goldman Sachs Group, Inc. 5.75% 2022	500	563
Goldman Sachs Group, Inc., Series D, 6.00% 2020	300	331
JPMorgan Chase & Co. 6.30% 2019	200	215
JPMorgan Chase & Co. 4.25% 2020	300	319
Morgan Stanley 7.30% 2019	200	219
Morgan Stanley 5.50% 2020	300	328
Wells Fargo & Co. 5.625% 2017	100	102
Wells Fargo & Co. 4.60% 2021	300	323
		7,592

American Funds Insurance Series — Capital Income Builder — Page 56 of 173

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy0.91%	Principal?amount (000)	Value (000)
Anadarko Petroleum Corp. 4.85% 2021	$500	$534
Enbridge Energy Partners, LP 4.375% 2020	500	527
Enbridge Energy Partners, LP 4.20% 2021	500	522
Enbridge Energy Partners, LP, Series B, 6.50% 2018	100	104
EnLink Midstream Partners, LP 4.40% 2024	200	203
Enterprise Products Operating LLC 6.50% 2019	100	107
Kinder Morgan Energy Partners, LP 5.30% 2020	200	215
Kinder Morgan Energy Partners, LP 3.95% 2022	1,000	1,034
Sabine Pass Liquefaction, LLC 5.625% 2021	500	545
Sabine Pass Liquefaction, LLC 6.25% 2022	500	567
Williams Partners LP 4.125% 2020	200	209
		4,567
Utilities0.50%
CMS Energy Corp. 5.05% 2022	1,200	1,321
Entergy Corp. 5.125% 2020	200	216
Entergy Corp. 4.00% 2022	500	529
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	100	109
NV Energy, Inc 6.25% 2020	200	225
Progress Energy, Inc. 7.05% 2019	100	108
		2,508
Consumer discretionary0.47%
Comcast Corp. 5.15% 2020	100	108
Ford Motor Credit Co. 8.125% 2020	300	341
General Motors Financial Co. 4.375% 2021	400	424
Newell Rubbermaid Inc. 3.85% 2023	1,000	1,051
Time Warner Inc. 4.75% 2021	200	215
Viacom Inc. 5.625% 2019	200	214
		2,353
Consumer staples0.40%
Altria Group, Inc. 9.25% 2019	200	230
Constellation Brands, Inc. 6.00% 2022	600	685
Constellation Brands, Inc. 4.25% 2023	600	639
Kraft Foods Inc. 6.125% 2018	100	105
Reynolds American Inc. 6.875% 2020	300	338
		1,997
Real estate0.21%
AvalonBay Communities, Inc. 6.10% 2020	100	110
Corporate Office Properties LP 3.70% 2021	400	410
Developers Diversified Realty Corp. 7.875% 2020	200	229
Hospitality Properties Trust 4.25% 2021	200	209
Kimco Realty Corp. 6.875% 2019	100	110
		1,068
Health care0.17%
Amerisource Bergen 4.875% 2019	100	106
Boston Scientific Corp. 6.00% 2020	200	218
McKesson Corp. 7.50% 2019	100	108

American Funds Insurance Series — Capital Income Builder — Page 57 of 173

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal?amount (000)	Value (000)
Medtronic, Inc. 4.125% 2021	$200	$213
Thermo Fisher Scientific Inc. 4.70% 2020	200	214
		859
Telecommunication services0.13%
Verizon Communications Inc. 4.50% 2020	300	321
Verizon Communications Inc. 4.60% 2021	300	322
		643
Information technology0.11%
Microsoft Corp. 4.00% 2021	500	535
Industrials0.10%
Caterpillar Financial Services Corp. 7.15% 2019	100	109
General Electric Capital Corp. 5.50% 2020	150	163
Johnson Controls, Inc. 5.00% 2020	200	214
		486
Materials0.06%
BHP Billiton Finance (USA) Ltd. 3.85% 2023	300	319
Total corporate bonds & notes		22,927
Asset-backed obligations1.02%
Chase Issuance Trust, Series 2015-A2, Class A, 1.59% 20203	3,000	3,003
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 20193,5	21	21
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 20193,5	216	216
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 20193	15	15
Santander Drive Auto Receivables Trust, Series 2015-1, Class B, 1.97% 20193	396	396
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 20193	392	393
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 20203	324	324
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 20203	747	749
		5,117
Total bonds, notes & other debt instruments (cost: $103,148,000)		103,058
Short-term securities5.06%
Federal Home Loan Bank 0.80%–1.01% due 7/3/2017–8/25/2017	25,400	25,394
Total short-term securities (cost: $25,392,000)		25,394
Total investment securities99.71% (cost: $480,715,000)		500,195
Other assets less liabilities 0.29%		1,468
Net assets100.00%		$501,663

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

American Funds Insurance Series — Capital Income Builder — Page 58 of 173

unaudited

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 6/30/2017 (000)
Purchases (000)	Sales (000)
USD257	NZD357	Bank of America, N.A.	7/21/2017	$(5)

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,125,000, which represented .22% of the net assets of the fund. This amount includes $1,040,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4	Coupon rate may change periodically.
5	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $484,000, which represented .10% of the net assets of the fund.
6	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
FDR = Fiduciary Depositary Receipts
GBP = British pounds
NZD = New Zealand dollars
USD/$ = U.S. dollars

American Funds Insurance Series — Capital Income Builder — Page 59 of 173

Asset Allocation Fund

Investment portfolio

June 30, 2017

unaudited

Common stocks62.94% Information technology18.29%	Shares	Value (000)
Microsoft Corp.	10,820,000	$745,823
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	15,550,000	543,628
Taiwan Semiconductor Manufacturing Co., Ltd.	8,600,000	58,945
ASML Holding NV (New York registered)	2,502,100	326,049
ASML Holding NV	50,859	6,628
VeriSign, Inc.1	3,240,000	301,190
Broadcom Ltd.	1,245,000	290,147
Facebook, Inc., Class A1	1,722,000	259,987
Alphabet Inc., Class C1	168,985	153,562
Alphabet Inc., Class A1	83,000	77,163
Intel Corp.	6,000,000	202,440
Apple Inc.	1,132,850	163,153
Western Digital Corp.	1,800,000	159,480
AAC Technologies Holdings Inc.	12,661,500	158,280
Intuit Inc.	1,133,200	150,500
Symantec Corp.	5,000,000	141,250
Texas Instruments Inc.	1,520,200	116,949
Amphenol Corp., Class A	1,535,000	113,314
Visa Inc., Class A	1,150,200	107,866
Activision Blizzard, Inc.	1,030,000	59,297
Sabre Corp.	2,500,000	54,425
Analog Devices, Inc.	625,000	48,625
Fiserv, Inc.1	350,000	42,819
Murata Manufacturing Co., Ltd.	217,700	33,040
MasterCard Inc., Class A	57,000	6,923
Corporate Risk Holdings I, Inc.1,2	168,812	2,628
Corporate Risk Holdings Corp.1,2	854	—
		4,324,111
Health care8.52%
UnitedHealth Group Inc.	2,431,000	450,756
Johnson & Johnson	2,850,000	377,026
Humana Inc.	1,310,000	315,212
Express Scripts Holding Co.1	3,550,000	226,632
Merck & Co., Inc.	2,170,300	139,095
Regeneron Pharmaceuticals, Inc.1	220,467	108,280
Aetna Inc.	700,000	106,281
Incyte Corp.1	764,450	96,252
Molina Healthcare, Inc.1	985,000	68,142
Bristol-Myers Squibb Co.	978,000	54,494
AbbVie Inc.	575,000	41,693
Medtronic PLC	143,000	12,691
Novartis AG	99,000	8,239
Novo Nordisk A/S, Class B	170,434	7,299
Rotech Healthcare Inc.1,2	184,138	619
		2,012,711

American Funds Insurance Series — Asset Allocation Fund — Page 60 of 173

unaudited

Common stocks Consumer discretionary7.96%	Shares	Value (000)
Comcast Corp., Class A	12,246,000	$476,614
Newell Brands Inc.	5,600,000	300,272
Home Depot, Inc.	1,600,000	245,440
Amazon.com, Inc.1	210,225	203,498
VF Corp.	2,730,000	157,248
General Motors Co.	3,500,000	122,255
Starbucks Corp.	1,706,700	99,518
Charter Communications, Inc., Class A1	284,126	95,708
CBS Corp., Class B	1,000,000	63,780
Twenty-First Century Fox, Inc., Class A	2,000,000	56,680
Industria de Diseño Textil, SA	960,000	36,852
McDonald’s Corp.	95,000	14,550
Liberty Global PLC, Class A1	275,000	8,833
Liberty Global PLC LiLAC, Class A1	34,311	747
		1,881,995
Financials7.68%
JPMorgan Chase & Co.	4,400,000	402,160
Chubb Ltd.	2,458,500	357,417
First Republic Bank	2,480,000	248,248
Citigroup Inc.	2,750,000	183,920
Bank of America Corp.	7,000,000	169,820
BNP Paribas SA	1,500,000	108,036
Capital One Financial Corp.	1,000,000	82,620
PNC Financial Services Group, Inc.	475,000	59,313
Blackstone Group LP	1,510,000	50,358
Wells Fargo & Co.	877,950	48,647
RenaissanceRe Holdings Ltd.	290,000	40,325
SunTrust Banks, Inc.	510,000	28,927
Berkshire Hathaway Inc., Class A1	84	21,395
HDFC Bank Ltd.2	297,000	7,645
ICICI Bank Ltd.	1,580,700	7,096
		1,815,927
Consumer staples5.18%
Philip Morris International Inc.	4,794,000	563,055
Associated British Foods PLC	4,600,000	175,904
Nestlé SA	908,230	79,041
Nestlé SA (ADR)	900,000	78,480
British American Tobacco PLC	1,257,400	85,717
Colgate-Palmolive Co.	1,000,000	74,130
Procter & Gamble Co.	800,000	69,720
CVS Health Corp.	530,000	42,644
Costco Wholesale Corp.	260,500	41,662
Coca-Cola Co.	307,700	13,800
		1,224,153
Energy4.48%
Noble Energy, Inc.	9,000,000	254,700
Weatherford International PLC1	48,600,000	188,082
Chevron Corp.	1,279,750	133,516
Royal Dutch Shell PLC, Class B (ADR)	1,750,000	95,253
Schlumberger Ltd.	1,215,035	79,998
Enbridge Inc.	1,742,200	69,357
Enbridge Inc. (CAD denominated)	47,154	1,878

American Funds Insurance Series — Asset Allocation Fund — Page 61 of 173

unaudited

Common stocks Energy (continued)	Shares	Value (000)
Tallgrass Energy GP, LP, Class A	2,500,000	$63,575
Cabot Oil & Gas Corp.	2,000,000	50,160
Extraction Oil & Gas, Inc.1	3,000,000	40,350
Concho Resources Inc.1	300,000	36,459
Baker Hughes Inc.	645,500	35,186
ConocoPhillips	250,000	10,990
		1,059,504
Industrials3.53%
Lockheed Martin Corp.	1,422,000	394,761
Boeing Co.	1,551,800	306,869
IDEX Corp.	406,100	45,893
Raytheon Co.	265,000	42,792
TransDigm Group Inc.	75,000	20,165
Waste Management, Inc.	214,000	15,697
Rockwell Collins, Inc.	61,000	6,410
CEVA Group PLC1,2,3	6,142	1,766
Atrium Corp.1,2,4	535	1
		834,354
Materials3.39%
E.I. du Pont de Nemours and Co.	4,405,000	355,528
LyondellBasell Industries NV	2,200,000	185,658
Dow Chemical Co.	1,250,000	78,837
Nucor Corp.	1,250,000	72,337
Praxair, Inc.	355,000	47,055
Royal Gold, Inc.	515,000	40,258
Franco-Nevada Corp.	289,978	20,923
Warrior Met Coal, Inc.2,4	101,623	1,602
		802,198
Real estate1.19%
Crown Castle International Corp. REIT	1,151,700	115,377
Simon Property Group, Inc. REIT	625,000	101,100
American Tower Corp. REIT	479,100	63,395
		279,872
Telecommunication services0.97%
AT&T Inc.	3,700,800	139,631
Verizon Communications Inc.	1,519,009	67,839
Zayo Group Holdings, Inc.1	711,721	21,992
NII Holdings, Inc.1	816,045	656
		230,118
Utilities0.33%
Dominion Energy, Inc.	1,000,000	76,630
Miscellaneous1.42%
Other common stocks in initial period of acquisition		335,415
Total common stocks (cost: $10,593,691,000)		14,876,988

American Funds Insurance Series — Asset Allocation Fund — Page 62 of 173

unaudited

Rights & warrants0.00% Miscellaneous0.00%	Shares	Value (000)
Other rights & warrants in initial period of acquisition		$—
Total rights & warrants (cost: $0)		—
Convertible stocks0.04% Industrials0.02%
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.304%1,2,3	6,267	2,507
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.304%1,2,3	5,998	1,919
		4,426
Miscellaneous0.02%
Other convertible stocks in initial period of acquisition		5,350
Total convertible stocks (cost: $19,828,000)		9,776
Bonds, notes & other debt instruments29.13% U.S. Treasury bonds & notes12.55% U.S. Treasury10.27%	Principal?amount (000)
U.S. Treasury 0.625% 2018	$35,930	35,743
U.S. Treasury 0.75% 2018	59,002	58,793
U.S. Treasury 3.50% 2018	20,000	20,281
U.S. Treasury 0.75% 2019	11,150	11,000
U.S. Treasury 0.875% 2019	40,000	39,536
U.S. Treasury 1.125% 2019	85,800	85,486
U.S. Treasury 1.125% 2019	62,410	62,193
U.S. Treasury 1.25% 2019	10,000	9,980
U.S. Treasury 1.25% 2019	5,000	4,989
U.S. Treasury 1.375% 2019	20,000	19,957
U.S. Treasury 1.50% 2019	400,000	400,924
U.S. Treasury 1.50% 2019	59,825	59,882
U.S. Treasury 1.75% 2019	21,800	21,962
U.S. Treasury 1.25% 20205	328,117	326,102
U.S. Treasury 1.25% 2020	93,000	92,391
U.S. Treasury 1.375% 2020	55,000	54,822
U.S. Treasury 1.375% 2020	21,500	21,420
U.S. Treasury 1.50% 2020	500	499
U.S. Treasury 1.625% 2020	125,000	125,156
U.S. Treasury 1.625% 2020	10,000	10,031
U.S. Treasury 1.125% 2021	42,000	40,901
U.S. Treasury 1.125% 2021	10,000	9,748
U.S. Treasury 1.375% 2021	49,410	48,880
U.S. Treasury 1.375% 2021	23,500	23,177
U.S. Treasury 1.375% 2021	13,500	13,329
U.S. Treasury 1.75% 2021	9,500	9,476
U.S. Treasury 2.00% 2021	1,450	1,463
U.S. Treasury 2.125% 2021	200	203
U.S. Treasury 2.25% 2021	9,730	9,917
U.S. Treasury 1.75% 2022	4,925	4,898
U.S. Treasury 1.75% 2022	450	448
U.S. Treasury 1.875% 2022	100,000	100,129
U.S. Treasury 1.375% 2023	8,000	7,678
U.S. Treasury 1.375% 2023	5,000	4,804
U.S. Treasury 1.625% 2023	5,000	4,890

American Funds Insurance Series — Asset Allocation Fund — Page 63 of 173

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal?amount (000)	Value (000)
U.S. Treasury 2.125% 2023	$15,250	$15,302
U.S. Treasury 2.25% 2023	5,000	5,050
U.S. Treasury 2.00% 2024	12,000	11,910
U.S. Treasury 2.125% 2024	52,500	52,566
U.S. Treasury 2.125% 2024	10,000	10,007
U.S. Treasury 2.25% 2024	5,000	5,047
U.S. Treasury 2.375% 2024	70,000	71,080
U.S. Treasury 2.50% 2024	700	717
U.S. Treasury 2.00% 2025	44,800	44,045
U.S. Treasury 1.50% 2026	15,500	14,506
U.S. Treasury 1.625% 2026	7,000	6,654
U.S. Treasury 1.625% 2026	1,500	1,422
U.S. Treasury 2.00% 2026	8,000	7,803
U.S. Treasury 2.25% 2027	111,075	110,593
U.S. Treasury 2.375% 2027	23,000	23,155
U.S. Treasury 4.75% 2041	15,000	20,217
U.S. Treasury 3.125% 2043	17,500	18,512
U.S. Treasury 2.50% 2046	5,000	4,663
U.S. Treasury 2.875% 2046	147,158	148,198
U.S. Treasury 3.00% 2047	112,750	116,484
		2,429,019
U.S. Treasury inflation-protected securities2.28%
U.S. Treasury Inflation-Protected Security 2.625% 20176	11,797	11,808
U.S. Treasury Inflation-Protected Security 0.125% 20216	38,582	38,543
U.S. Treasury Inflation-Protected Security 0.125% 20246	669	658
U.S. Treasury Inflation-Protected Security 0.625% 20246	213,965	217,193
U.S. Treasury Inflation-Protected Security 0.25% 20256	1,647	1,619
U.S. Treasury Inflation-Protected Security 0.375% 20256	15,826	15,725
U.S. Treasury Inflation-Protected Security 2.375% 20256	195	222
U.S. Treasury Inflation-Protected Security 0.125% 20266	20,400	19,695
U.S. Treasury Inflation-Protected Security 0.625% 20266	22,921	23,085
U.S. Treasury Inflation-Protected Security 0.375% 20276	30,365	29,849
U.S. Treasury Inflation-Protected Security 0.75% 20426	18,600	17,739
U.S. Treasury Inflation-Protected Security 1.375% 20446	134,572	146,704
U.S. Treasury Inflation-Protected Security 1.00% 20466	15,478	15,490
		538,330
Total U.S. Treasury bonds & notes		2,967,349
Corporate bonds & notes9.69% Energy1.91%
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 8.589% 20217,8,9,10	5,188	584
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.339% 20207,8,9,10	6,933	4,455
American Energy (Permian Basin) 7.125% 20204	7,345	6,096
American Energy (Permian Basin) 7.375% 20214	5,725	4,752
Anadarko Petroleum Corp. 4.85% 2021	3,455	3,690
Anadarko Petroleum Corp. 5.55% 2026	2,250	2,519
Anadarko Petroleum Corp. 6.60% 2046	2,300	2,850
APT Pipelines Ltd. 4.20% 20254	7,000	7,238
Blackstone CQP Holdco LP, 6.50% 20213,4	21,325	21,443
Boardwalk Pipelines, LP 5.95% 2026	2,000	2,231
Boardwalk Pipelines, LP 4.45% 2027	735	754
Canadian Natural Resources Ltd. 2.95% 2023	7,975	7,920

American Funds Insurance Series — Asset Allocation Fund — Page 64 of 173

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Canadian Natural Resources Ltd. 3.85% 2027	$2,855	$2,844
Canadian Natural Resources Ltd. 4.95% 2047	1,815	1,852
Cenovus Energy Inc. 3.80% 2023	3,970	3,921
Cenovus Energy Inc. 4.25% 20274	6,625	6,324
Cenovus Energy Inc. 5.25% 20374	3,000	2,813
Cenovus Energy Inc. 5.40% 20474	2,415	2,265
Cheniere Energy, Inc. 5.125% 20274	3,050	3,130
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 4.408% 201910	5,025	4,950
Chesapeake Energy Corp. 4.875% 2022	6,250	5,844
Chesapeake Energy Corp. 8.00% 20254	3,775	3,751
Chesapeake Energy Corp. 8.00% 20274	1,175	1,156
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 7.50%) 8.686% 20218,9,10	2,150	2,300
Chevron Corp. 2.10% 2021	2,500	2,494
Chevron Corp. 2.498% 2022	2,730	2,757
Chevron Corp. 2.566% 2023	2,000	2,005
Chevron Corp. 2.895% 2024	4,500	4,546
Chevron Corp. 3.326% 2025	1,165	1,195
ConocoPhillips 4.20% 2021	3,300	3,501
ConocoPhillips 4.95% 2026	1,750	1,953
CONSOL Energy Inc. 5.875% 2022	17,925	17,701
Convey Park Energy LLC 7.50% 20254	1,225	1,228
DCP Midstream Operating LP 4.95% 2022	3,800	3,876
Devon Energy Corp. 5.85% 2025	2,000	2,277
Devon Energy Corp. 5.00% 2045	3,590	3,676
Diamond Offshore Drilling, Inc. 4.875% 2043	4,685	3,045
Enbridge Energy Partners, LP 5.20% 2020	120	127
Enbridge Energy Partners, LP 5.875% 2025	3,825	4,371
Enbridge Energy Partners, LP 7.375% 2045	1,000	1,279
Enbridge Energy Partners, LP, Series B, 6.50% 2018	3,900	4,039
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,518
Enbridge Inc. 4.00% 2023	3,035	3,190
Enbridge Inc. 3.50% 2024	1,000	1,001
Enbridge Inc. 4.25% 2026	1,855	1,940
Enbridge Inc. 5.50% 2046	965	1,093
Energy Transfer Partners, LP 4.15% 2020	3,500	3,638
Energy Transfer Partners, LP 7.50% 2020	1,175	1,319
Energy Transfer Partners, LP 5.875% 2024	2,775	2,955
Energy Transfer Partners, LP 4.75% 2026	6,500	6,774
Energy Transfer Partners, LP 4.20% 2027	650	649
Energy Transfer Partners, LP 5.50% 2027	4,420	4,597
Energy Transfer Partners, LP 5.30% 2047	2,000	1,989
EnLink Midstream Partners, LP 4.15% 2025	7,330	7,251
EnLink Midstream Partners, LP 4.85% 2026	2,500	2,606
EnLink Midstream Partners, LP 5.05% 2045	3,135	2,924
EnLink Midstream Partners, LP 5.45% 2047	1,415	1,418
Ensco PLC 5.75% 2044	5,595	3,721
Enterprise Products Operating LLC 4.90% 2046	1,000	1,081
EOG Resources, Inc. 4.15% 2026	2,980	3,137
Exxon Mobil Corp. 2.222% 2021	5,070	5,105
Exxon Mobil Corp. 2.726% 2023	3,000	3,037
Exxon Mobil Corp. 3.043% 2026	2,250	2,272
Genesis Energy, LP 6.75% 2022	3,750	3,778
Halliburton Co. 3.80% 2025	6,915	7,100
Halliburton Co. 4.85% 2035	1,000	1,074

American Funds Insurance Series — Asset Allocation Fund — Page 65 of 173

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Halliburton Co. 5.00% 2045	$1,000	$1,070
Jupiter Resources Inc. 8.50% 20224	2,800	2,114
Kinder Morgan Energy Partners, LP 3.50% 2021	40	41
Kinder Morgan Energy Partners, LP 5.40% 2044	1,380	1,399
Kinder Morgan Energy Partners, LP 5.50% 2044	3,578	3,711
Kinder Morgan Finance Co. 5.05% 2046	1,500	1,514
Kinder Morgan, Inc. 3.05% 2019	2,520	2,565
Kinder Morgan, Inc. 4.30% 2025	1,625	1,692
Kinder Morgan, Inc. 5.55% 2045	1,000	1,065
MPLX LP 4.125% 2027	4,155	4,178
MPLX LP 5.20% 2047	2,525	2,599
NGL Energy Partners LP 6.875% 2021	5,505	5,491
NGL Energy Partners LP 6.125% 20254	4,900	4,508
NGPL PipeCo LLC 7.119% 20174	2,110	2,160
Noble Corp. PLC 7.70% 2025	3,175	2,453
Noble Corp. PLC 8.70% 2045	3,525	2,538
Peabody Energy Corp. 6.00% 20224	600	598
Peabody Energy Corp. 6.375% 20254	600	593
Petróleos Mexicanos 5.50% 2021	2,300	2,416
Petróleos Mexicanos 5.375% 20224	935	986
Petróleos Mexicanos 3.50% 2023	7,000	6,727
Petróleos Mexicanos 4.625% 2023	2,500	2,536
Petróleos Mexicanos 6.50% 20274	5,630	6,055
Petróleos Mexicanos 5.625% 2046	3,370	3,000
Petróleos Mexicanos 6.75% 2047	4,115	4,166
Phillips 66 Partners LP 3.55% 2026	335	326
Phillips 66 Partners LP 4.90% 2046	5,975	5,923
Pioneer Natural Resources Co. 3.45% 2021	3,345	3,439
QGOG Constellation SA 6.25% 20194	850	614
Royal Dutch Shell PLC 1.375% 2019	130	129
Royal Dutch Shell PLC 1.75% 2021	1,855	1,821
Royal Dutch Shell PLC 2.50% 2026	1,000	957
Royal Dutch Shell PLC 3.75% 2046	4,500	4,276
Sabine Pass Liquefaction, LLC 5.875% 2026	3,000	3,363
Sabine Pass Liquefaction, LLC 4.20% 20284	12,540	12,697
Schlumberger BV 3.625% 20224	2,800	2,916
Schlumberger BV 4.00% 20254	120	126
Seven Generations Energy Ltd. 6.75% 20234	2,000	2,085
Shell International Finance BV 2.25% 2020	1,965	1,979
SM Energy Co. 6.50% 2021	2,325	2,273
SM Energy Co. 5.625% 2025	3,825	3,471
Southwestern Energy Co. 4.10% 2022	9,410	8,816
Spectra Energy Partners, LP 3.375% 2026	615	602
Spectra Energy Partners, LP 4.50% 2045	1,150	1,139
Statoil ASA 2.75% 2021	1,925	1,954
Statoil ASA 3.25% 2024	2,850	2,915
Statoil ASA 4.25% 2041	2,000	2,056
Sunoco LP 6.25% 2021	5,015	5,253
Targa Resources Partners LP 4.125% 2019	7,330	7,449
Targa Resources Partners LP 6.75% 2024	2,965	3,202
Teekay Corp. 8.50% 2020	15,305	14,023
Tesoro Logistics LP 5.50% 2019	3,410	3,615
Tesoro Logistics LP 5.25% 2025	1,775	1,870
TransCanada PipeLines Ltd. 6.50% 2018	475	499

American Funds Insurance Series — Asset Allocation Fund — Page 66 of 173

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
TransCanada PipeLines Ltd. 7.625% 2039	$5,000	$7,324
Transocean Inc. 9.00% 20234	1,650	1,720
Ultra Petroleum Corp. 6.875% 20224	2,650	2,633
Ultra Petroleum Corp. 7.125% 20254	1,150	1,136
Weatherford International PLC 4.50% 2022	1,370	1,216
Weatherford International PLC 8.25% 2023	5,750	5,764
Weatherford International PLC 6.50% 2036	7,595	6,494
Weatherford International PLC 6.75% 2040	7,825	6,769
Western Gas Partners LP 4.65% 2026	925	949
Williams Companies, Inc. 3.70% 2023	5,335	5,282
Williams Partners LP 3.60% 2022	2,250	2,301
Williams Partners LP 4.30% 2024	160	167
Williams Partners LP 3.90% 2025	1,000	1,013
Williams Partners LP 3.75% 2027	1,050	1,042
		451,692
Financials1.50%
ACE INA Holdings Inc. 2.30% 2020	1,345	1,353
ACE INA Holdings Inc. 2.875% 2022	3,880	3,949
ACE INA Holdings Inc. 3.35% 2026	880	901
ACE INA Holdings Inc. 4.35% 2045	800	881
Allstate Corp. 3.28% 2026	5,095	5,182
Bank of America Corp. 2.625% 2020	4,037	4,081
Bank of America Corp. 2.625% 2021	2,000	2,011
Bank of America Corp. 3.875% 2025	8,500	8,803
Bank of America Corp. 3.248% 2027	1,500	1,453
Bank of America Corp. 3.705% 2028	2,750	2,774
Bank of America Corp. 3.824% 2028	1,250	1,273
Bank of America Corp. 4.244% 2038	1,000	1,043
BB&T Corp. 2.45% 2020	6,000	6,069
BB&T Corp. 2.625% 2022	2,500	2,530
BB&T Corp. 2.75% 2022	6,000	6,092
Berkshire Hathaway Finance Corp. 1.30% 2019	1,070	1,063
Berkshire Hathaway Inc. 2.20% 2021	1,000	1,008
Berkshire Hathaway Inc. 2.75% 2023	2,615	2,651
Berkshire Hathaway Inc. 3.125% 2026	1,000	1,012
BPCE SA group 5.70% 20234	4,460	4,972
BPCE SA group 5.15% 20244	3,000	3,210
CIT Group Inc. 3.875% 2019	14,485	14,883
Citigroup Inc. 1.70% 2018	150	150
Citigroup Inc. 2.35% 2021	8,650	8,579
Citigroup Inc. 2.90% 2021	4,000	4,044
Citigroup Inc. 3.20% 2026	2,211	2,153
Citigroup Inc. 3.887% 2028	1,250	1,272
Commonwealth Bank of Australia 2.25% 20204	1,000	1,002
Commonwealth Bank of Australia 2.75% 20224	1,000	1,009
Crédit Agricole SA 4.375% 20254	1,700	1,766
Credit Suisse Group AG 1.70% 2018	4,000	4,000
Credit Suisse Group AG 3.00% 2021	250	255
Credit Suisse Group AG 3.80% 2023	1,625	1,677
Danske Bank AS 2.00% 20214	2,365	2,326
Danske Bank AS 2.70% 20224	2,000	2,014
DNB ASA 2.375% 20214	3,000	2,988
Goldman Sachs Group, Inc. 2.55% 2019	4,000	4,046

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
Goldman Sachs Group, Inc. 2.875% 2021	$231	$234
Goldman Sachs Group, Inc. 5.25% 2021	200	219
Goldman Sachs Group, Inc. 3.00% 2022	4,750	4,797
Goldman Sachs Group, Inc. 2.908% 2023	3,000	2,992
Goldman Sachs Group, Inc. 3.50% 2025	280	283
Goldman Sachs Group, Inc. 3.75% 2026	2,280	2,326
Goldman Sachs Group, Inc. 3.691% 2028	7,250	7,289
HSBC Holdings PLC 3.262% 2023	5,250	5,352
HSBC Holdings PLC 4.25% 2024	3,000	3,108
HSBC Holdings PLC 3.90% 2026	200	207
HSBC Holdings PLC 4.30% 2026	200	213
Icahn Enterprises Finance Corp. 6.25% 2022	1,600	1,672
Intercontinentalexchange, Inc. 2.50% 2018	4,000	4,040
Intesa Sanpaolo SpA 5.017% 20244	2,730	2,773
iStar Financial Inc. 4.00% 2017	8,675	8,680
JPMorgan Chase & Co. 2.55% 2020	2,750	2,774
JPMorgan Chase & Co. 2.55% 2021	497	500
JPMorgan Chase & Co. 3.25% 2022	180	185
JPMorgan Chase & Co. 2.70% 2023	125	124
JPMorgan Chase & Co. 3.54% 2028	6,500	6,544
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% 2049	3,200	3,340
Lloyds Banking Group PLC 3.00% 2022	4,000	4,043
Lloyds Banking Group PLC 4.582% 2025	1,500	1,558
MetLife Global Funding I 1.55% 20194	3,500	3,470
MetLife Global Funding I 2.50% 20204	8,000	8,060
MetLife Global Funding I 1.95% 20214	2,500	2,451
Morgan Stanley 2.50% 2021	3,000	2,999
Morgan Stanley (3-month USD-LIBOR + 1.22%) 2.373% 202410	3,000	3,018
Morgan Stanley 3.875% 2026	2,650	2,731
Morgan Stanley 3.625% 2027	4,025	4,056
National Australia Bank Ltd. 1.375% 2019	975	964
National Australia Bank Ltd. 1.875% 2021	975	954
Navient Corp. 4.875% 2019	7,800	8,132
Navient Corp. 6.50% 2022	675	717
Navient Corp. 5.50% 2023	3,640	3,713
New York Life Global Funding 1.50% 20194	1,525	1,513
New York Life Global Funding 1.70% 20214	1,500	1,463
New York Life Global Funding 2.35% 20264	1,190	1,140
Nordea Bank AB 2.50% 20204	4,450	4,494
PNC Bank 1.45% 2019	3,340	3,309
PNC Bank 2.30% 2020	250	252
PNC Bank 2.55% 2021	8,000	8,056
PNC Financial Services Group, Inc. 2.854% 2022	1,445	1,459
PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,092
Prudential Financial, Inc. 3.50% 2024	4,000	4,171
QBE Insurance Group Ltd. 2.40% 20184	5,000	5,005
Rabobank Nederland 2.75% 2022	2,825	2,869
Rabobank Nederland 4.375% 2025	5,500	5,778
Skandinaviska Enskilda Banken AB 2.625% 2021	250	252
Skandinaviska Enskilda Banken AB 2.80% 2022	4,750	4,806
Starwood Property Trust, Inc. 5.00% 20214	2,550	2,658
Travelers Companies, Inc. 4.00% 2047	4,465	4,578
UBS Group AG 4.125% 20254	2,750	2,886
UniCredit SPA 3.75% 20224	8,350	8,560

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
UniCredit SPA 4.625% 20274	$3,125	$3,303
UniCredit SPA 5.861% 20324	3,050	3,139
US Bancorp. 2.625% 2022	1,805	1,825
US Bancorp. 3.70% 2024	7,000	7,406
US Bancorp. 2.375% 2026	6,500	6,134
US Bancorp. 3.15% 2027	10,500	10,532
Wells Fargo & Co. 2.15% 2019	9,000	9,045
Wells Fargo & Co. 2.55% 2020	2,175	2,201
Wells Fargo & Co. 2.50% 2021	7,500	7,529
Wells Fargo & Co. 3.069% 2023	3,000	3,042
Wells Fargo & Co. 3.584% 2028	4,425	4,477
Westpac Banking Corp. 2.15% 2020	12,000	12,027
		354,994
Health care1.38%
Abbott Laboratories 2.90% 2021	1,130	1,142
Abbott Laboratories 3.40% 2023	1,965	2,014
Abbott Laboratories 3.75% 2026	7,195	7,360
Abbott Laboratories 4.75% 2036	460	503
Abbott Laboratories 4.90% 2046	920	1,021
AbbVie Inc. 2.50% 2020	360	364
AbbVie Inc. 2.90% 2022	115	116
AbbVie Inc. 3.20% 2022	4,680	4,805
AbbVie Inc. 3.60% 2025	110	112
AbbVie Inc. 3.20% 2026	125	124
AbbVie Inc. 4.30% 2036	1,650	1,686
AbbVie Inc. 4.45% 2046	6,350	6,591
Aetna Inc. 1.70% 2018	855	856
Allergan PLC 2.35% 2018	2,000	2,009
Allergan PLC 3.00% 2020	1,050	1,074
Allergan PLC 3.45% 2022	7,645	7,888
Allergan PLC 3.85% 2024	2,000	2,089
Allergan PLC 4.75% 2045	1,439	1,562
Amgen Inc. 2.65% 2022	7,000	7,030
Amgen Inc. 2.70% 2022	3,400	3,423
Amgen Inc. 4.40% 2045	2,000	2,065
AstraZeneca PLC 3.375% 2025	7,890	8,068
Bayer AG 2.375% 20194	2,750	2,773
Becton, Dickinson and Co. 2.133% 2019	2,250	2,255
Becton, Dickinson and Co. 2.404% 2020	2,250	2,256
Becton, Dickinson and Co. 2.894% 2022	6,360	6,375
Becton, Dickinson and Co. 3.363% 2024	860	863
Becton, Dickinson and Co. 3.70% 2027	885	888
Becton, Dickinson and Co. 4.669% 2047	400	414
Boston Scientific Corp. 3.85% 2025	6,750	6,983
Celgene Corp. 3.625% 2024	3,000	3,111
Celgene Corp. 3.875% 2025	1,370	1,433
Centene Corp. 4.75% 2022	10,495	11,007
Centene Corp. 4.75% 2025	3,825	3,940
Community Health Systems Inc. 5.125% 2021	2,040	2,073
Community Health Systems Inc. 6.25% 2023	2,160	2,238
Concordia Healthcare Corp, Term Loan B, (3-month USD-LIBOR + 4.25%) 5.501% 20218,9,10	7,693	5,784
Concordia Healthcare Corp. 9.50% 20224	2,860	500
Concordia Healthcare Corp. 7.00% 20234	7,380	1,107

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal?amount (000)	Value (000)
DaVita HealthCare Partners Inc. 5.00% 2025	$3,875	$3,894
DJO Finance LLC 10.75% 2020	2,035	1,735
DJO Finance LLC 8.125% 20214	4,675	4,371
EMD Finance LLC 2.40% 20204	210	211
EMD Finance LLC 2.95% 20224	1,010	1,029
EMD Finance LLC 3.25% 20254	9,170	9,218
Endo Finance LLC & Endo Finco Inc. 6.00% 20254	3,580	2,936
Endo Pharmaceuticals Holdings Inc. 5.75% 20224	3,550	3,212
HCA Inc. 5.25% 2026	1,250	1,351
Healthsouth Corp. 5.75% 2024	1,925	1,984
Healthsouth Corp. 5.75% 2025	2,935	3,104
Johnson & Johnson 2.25% 2022	3,750	3,772
Johnson & Johnson 2.45% 2026	1,285	1,255
Johnson & Johnson 2.95% 2027	2,250	2,280
Johnson & Johnson 3.625% 2037	2,250	2,361
Johnson & Johnson 3.75% 2047	2,250	2,341
Kinetic Concepts, Inc. 12.50% 20214	4,805	5,430
Mallinckrodt PLC 4.875% 20204	4,860	4,757
Medtronic, Inc. 3.50% 2025	3,000	3,125
Medtronic, Inc. 3.35% 2027	1,500	1,531
Medtronic, Inc. 4.375% 2035	4,537	5,001
Medtronic, Inc. 4.625% 2045	3,260	3,683
Molina Healthcare, Inc. 5.375% 2022	7,080	7,531
Quintiles Transnational Corp. 4.875% 20234	2,475	2,546
Roche Holdings, Inc. 2.875% 20214	8,625	8,825
Roche Holdings, Inc. 1.75% 20224	2,340	2,282
Roche Holdings, Inc. 3.35% 20244	200	207
Roche Holdings, Inc. 3.00% 20254	6,000	6,025
Roche Holdings, Inc. 2.375% 20274	2,470	2,346
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)2,8,9,10,11	6,729	6,593
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 5.55% 20182,8,9,10	2,984	2,969
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 10.00% 20192,8,9,10	2,400	2,388
Shire PLC 1.90% 2019	2,130	2,121
Shire PLC 2.40% 2021	6,465	6,395
Shire PLC 2.875% 2023	5,670	5,627
Shire PLC 3.20% 2026	4,080	3,998
Tenet Healthcare Corp. 4.375% 2021	2,700	2,754
Tenet Healthcare Corp. 4.625% 20244	1,827	1,836
Tenet Healthcare Corp. 4.625% 20244	1,326	1,331
Tenet Healthcare Corp., First Lien, 4.75% 2020	3,290	3,422
Tenet Healthcare Corp., First Lien, 6.00% 2020	7,955	8,542
Tenet Healthcare Corp., First Lien, 4.50% 2021	2,525	2,579
Teva Pharmaceutical Finance Company BV 1.40% 2018	735	733
Teva Pharmaceutical Finance Company BV 1.70% 2019	725	719
Teva Pharmaceutical Finance Company BV 2.20% 2021	530	521
Teva Pharmaceutical Finance Company BV 2.80% 2023	2,530	2,464
Teva Pharmaceutical Finance Company BV 3.15% 2026	9,595	9,131
Teva Pharmaceutical Finance Company BV 4.10% 2046	7,310	6,771
Thermo Fisher Scientific Inc. 2.40% 2019	4,025	4,056
Thermo Fisher Scientific Inc. 4.15% 2024	2,000	2,136
UnitedHealth Group Inc. 3.35% 2022	4,355	4,549
VPI Escrow Corp. 6.375% 20204	13,865	13,501

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal?amount (000)	Value (000)
VRX Escrow Corp. 6.125% 20254	$13,900	$11,815
Zimmer Holdings, Inc. 3.15% 2022	6,070	6,168
		327,364
Consumer discretionary0.92%
Amazon.com, Inc. 4.80% 2034	1,000	1,156
American Axle & Manufacturing Holdings, Inc. 6.50% 20274	3,275	3,193
Bayerische Motoren Werke AG 2.25% 20234	600	583
Cablevision Systems Corp. 6.75% 2021	5,975	6,632
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	3,000	3,200
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	1,000	1,082
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20264	5,850	6,274
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	750	904
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20474	2,615	2,781
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	12,135	12,120
Comcast Corp. 5.875% 2018	100	103
Comcast Corp. 1.625% 2022	2,000	1,946
Comcast Corp. 2.35% 2027	5,435	5,108
Comcast Corp. 3.30% 2027	1,000	1,014
Comcast Corp. 3.20% 2036	750	704
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.48% 20208,9,10	4,075	3,296
DaimlerChrysler North America Holding Corp. 2.25% 20194	6,000	6,024
DaimlerChrysler North America Holding Corp. 2.25% 20204	2,765	2,769
DaimlerChrysler North America Holding Corp. 2.00% 20214	200	197
DaimlerChrysler North America Holding Corp. 3.45% 20274	2,505	2,549
Ford Motor Credit Co. 1.897% 2019	2,500	2,482
Ford Motor Credit Co. 2.597% 2019	3,000	3,022
Ford Motor Credit Co. 2.943% 2019	5,000	5,066
Ford Motor Credit Co. 3.157% 2020	1,000	1,020
Ford Motor Credit Co. 3.20% 2021	2,250	2,285
Ford Motor Credit Co. 3.219% 2022	6,000	6,059
Ford Motor Credit Co. 4.134% 2025	5,000	5,095
Ford Motor Credit Co. 5.291% 2046	7,750	7,994
General Motors Co. 5.20% 2045	3,000	2,958
General Motors Co. 6.75% 2046	250	298
General Motors Financial Co. 2.35% 2019	3,500	3,502
General Motors Financial Co. 3.70% 2020	6,355	6,580
General Motors Financial Co. 3.20% 2021	2,500	2,530
General Motors Financial Co. 3.45% 2022	5,875	5,977
General Motors Financial Co. 3.45% 2022	2,000	2,035
General Motors Financial Co. 4.30% 2025	1,250	1,277
General Motors Financial Co. 4.35% 2027	1,000	1,014
Home Depot, Inc. 1.80% 2020	3,415	3,418
Home Depot, Inc. 2.00% 2021	2,000	1,995
Home Depot, Inc. 2.125% 2026	2,000	1,872
Home Depot, Inc. 4.25% 2046	4,000	4,315
Home Depot, Inc. 3.90% 2047	2,250	2,290
iHeartCommunications, Inc. 9.00% 2019	8,920	7,036
Limited Brands, Inc. 6.875% 2035	4,185	4,059
Lowe’s Companies, Inc. 2.50% 2026	2,720	2,618
Lowe’s Companies, Inc. 3.10% 2027	9,000	8,971
McDonald’s Corp. 2.75% 2020	1,750	1,783
McDonald’s Corp. 2.625% 2022	1,105	1,113
McDonald’s Corp. 3.50% 2027	2,000	2,037

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal?amount (000)	Value (000)
Meritage Homes Corp. 5.125% 20274	$2,175	$2,183
NBC Universal Enterprise, Inc. 1.974% 20194	100	100
Newell Rubbermaid Inc. 2.60% 2019	188	190
Newell Rubbermaid Inc. 3.15% 2021	2,050	2,100
Newell Rubbermaid Inc. 3.85% 2023	3,135	3,295
Newell Rubbermaid Inc. 4.20% 2026	3,085	3,279
Newell Rubbermaid Inc. 5.50% 2046	795	961
NIKE, Inc. 2.375% 2026	4,000	3,800
NIKE, Inc. 3.375% 2046	750	693
Petsmart, Inc. 5.875% 20254	2,800	2,713
Petsmart, Inc. 8.875% 20254	5,375	4,978
Scientific Games Corp. 7.00% 20224	1,975	2,108
Sirius XM Radio Inc 3.875% 20224	1,475	1,494
Sotheby’s Holdings, Inc. 5.25% 20224	2,435	2,502
Starbucks Corp. 2.70% 2022	1,500	1,529
TI Automotive Ltd. 8.75% 20234	2,520	2,678
Time Warner Inc. 3.80% 2027	605	610
Toyota Motor Credit Corp. 2.60% 2022	2,000	2,022
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20234	4,018	4,063
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 20254	4,425	4,666
Wynn Macau, Ltd. 5.25% 20214	9,250	9,504
		217,804
Utilities0.82%
AES Corp. 5.50% 2025	5,525	5,808
AES Corp. 6.00% 2026	2,815	3,026
American Electric Power Co., Inc. 2.95% 2022	4,020	4,097
American Electric Power Co., Inc. 2.75% 2026	670	643
Berkshire Hathaway Energy Co. 2.40% 2020	1,245	1,256
Calpine Corp. 5.375% 2023	1,510	1,478
Calpine Corp. 5.25% 20264	1,795	1,768
CMS Energy Corp. 8.75% 2019	2,000	2,248
Comision Federal de Electricidad 4.75% 20274	1,270	1,310
Commonwealth Edison Company 2.55% 2026	750	723
Commonwealth Edison Company 4.35% 2045	2,085	2,260
Commonwealth Edison Company 3.65% 2046	2,000	1,955
Consumers Energy Co. 3.375% 2023	475	497
Consumers Energy Co. 3.125% 2024	3,785	3,841
Consumers Energy Co. 3.25% 2046	940	865
Dominion Resources, Inc. 1.875% 20184	2,500	2,498
Dominion Resources, Inc. 1.60% 2019	890	883
Dominion Resources, Inc. 2.962% 2019	300	305
Dominion Resources, Inc. 2.579% 2020	950	955
Dominion Resources, Inc. 2.00% 2021	790	775
Dominion Resources, Inc. 2.75% 2022	800	805
Dominion Resources, Inc. 2.85% 2026	1,500	1,433
Duke Energy Corp. 1.80% 2021	275	269
Duke Energy Corp. 3.75% 2024	150	157
Duke Energy Corp. 2.65% 2026	2,325	2,213
Duke Energy Florida, LLC 3.20% 2027	2,420	2,454
Duke Energy Ohio, Inc. 3.70% 2046	1,950	1,920
Duke Energy Progress Inc. 4.15% 2044	3,020	3,174
Duke Energy Progress Inc. 3.70% 2046	4,350	4,293
Dynegy Finance Inc. 6.75% 2019	2,205	2,285

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal?amount (000)	Value (000)
EDP Finance BV 4.125% 20204	$6,000	$6,216
EDP Finance BV 3.625% 20244	12,250	12,115
Electricité de France SA 2.35% 20204	650	653
Electricité de France SA 6.95% 20394	4,000	5,331
Emera US Finance LP 2.15% 2019	300	300
Emera US Finance LP 2.70% 2021	770	772
Emera US Finance LP 3.55% 2026	645	648
Enersis Américas SA 4.00% 2026	495	501
Entergy Corp. 2.95% 2026	1,160	1,113
Exelon Corp. 3.497% 2022	5,250	5,390
Exelon Corp. 3.40% 2026	200	200
FirstEnergy Corp. 2.85% 2022	1,540	1,536
FirstEnergy Corp. 3.90% 2027	3,660	3,668
FirstEnergy Corp. 7.375% 2031	2,250	2,967
FirstEnergy Corp. 4.85% 2047	6,395	6,507
Great Plains Energy Inc. 4.20% 2047	2,100	2,151
MidAmerican Energy Co. 2.40% 2019	1,500	1,516
MidAmerican Energy Co. 3.10% 2027	2,000	2,018
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	7,000	7,044
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	5,230	5,306
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	6,000	5,993
Northern States Power Co. 4.125% 2044	6,000	6,390
NRG Energy, Inc. 6.25% 2022	4,790	4,940
NRG Energy, Inc. 6.625% 2027	1,700	1,711
Pacific Gas and Electric Co. 3.25% 2023	1,220	1,259
Pacific Gas and Electric Co. 3.85% 2023	6,929	7,368
Pacific Gas and Electric Co. 3.40% 2024	1,310	1,352
Pacific Gas and Electric Co. 3.30% 2027	1,545	1,582
Pacific Gas and Electric Co. 4.30% 2045	1,270	1,366
Pacific Gas and Electric Co. 4.25% 2046	120	128
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,301
PacifiCorp., First Mortgage Bonds, 3.60% 2024	6,695	7,025
Public Service Co. of Colorado 2.25% 2022	2,000	1,987
Public Service Enterprise Group Inc. 2.00% 2021	2,130	2,084
Public Service Enterprise Group Inc. 2.25% 2026	385	364
Puget Energy, Inc. 6.50% 2020	1,245	1,393
Puget Energy, Inc. 6.00% 2021	1,823	2,049
Puget Energy, Inc. 5.625% 2022	1,965	2,197
Puget Energy, Inc. 3.65% 2025	3,135	3,146
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	3,500	3,597
Talen Energy Corp. 4.625% 20194	1,812	1,771
Tampa Electric Co. 4.35% 2044	3,805	3,917
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20184,9	58	59
Virginia Electric and Power Co. 3.50% 2027	6,000	6,182
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	1,815
		193,122
Telecommunication services0.70%
AT&T Inc. 2.80% 2021	3,150	3,186
AT&T Inc. 4.25% 2027	9,270	9,603
AT&T Inc. 5.25% 2037	5,250	5,616
AT&T Inc. 5.45% 2047	2,250	2,435
British Telecommunications PLC 9.125% 2030	4,225	6,439
CenturyLink, Inc. 6.75% 2023	1,700	1,837

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal?amount (000)	Value (000)
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 20204	$4,343	$4,441
Deutsche Telekom International Finance BV 1.95% 20214	1,000	975
Deutsche Telekom International Finance BV 2.82% 20224	2,535	2,552
Deutsche Telekom International Finance BV 3.60% 20274	4,750	4,843
Deutsche Telekom International Finance BV 9.25% 2032	3,570	5,642
France Télécom 4.125% 2021	5,000	5,320
France Télécom 9.00% 2031	33	50
Frontier Communications Corp. 11.00% 2025	9,400	8,765
Inmarsat PLC 4.875% 20224	6,725	6,860
Inmarsat PLC 6.50% 20244	2,700	2,889
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 9.85% 2020 (100% PIK)8,9,10,11	25,478	24,514
MetroPCS Wireless, Inc. 6.625% 2023	3,850	4,084
Orange SA 1.625% 2019	2,250	2,232
Orange SA 5.50% 2044	3,000	3,600
SoftBank Group Corp. 4.50% 20204	8,465	8,821
T-Mobile US, Inc. 6.50% 2026	275	304
Trilogy International Partners, LLC 8.875% 20224	7,550	7,880
Verizon Communications Inc. 2.946% 20224	4,940	4,979
Verizon Communications Inc. 4.125% 2046	4,228	3,783
Wind Acquisition SA 4.75% 20204	3,450	3,495
Wind Acquisition SA 7.375% 20214	12,300	12,800
Windstream Holdings, Inc. 7.75% 2021	10,225	9,663
Windstream Holdings, Inc. 7.50% 2022	500	449
Ziggo Bond Finance BV 5.50% 20274	7,050	7,217
		165,274
Materials0.65%
Aleris International, Inc. 7.875% 2020	1,625	1,540
ArcelorMittal 7.50% 2041	8,065	8,932
Ball Corp. 4.375% 2020	2,450	2,582
CF Industries, Inc. 4.50% 20264	1,965	2,024
CF Industries, Inc. 4.95% 2043	7,295	6,292
Chemours Co. 6.625% 2023	4,990	5,302
Chemours Co. 7.00% 2025	3,050	3,340
Cliffs Natural Resources Inc. 8.25% 20204	13,501	14,784
Cliffs Natural Resources Inc. 5.75% 20254	7,670	7,267
Eastman Chemical Co. 2.70% 2020	7,000	7,096
First Quantum Minerals Ltd. 7.00% 20214	5,627	5,796
First Quantum Minerals Ltd. 7.25% 20224	8,925	9,148
First Quantum Minerals Ltd. 7.50% 20254	10,100	9,923
FMG Resources 9.75% 20224	7,595	8,687
Freeport-McMoRan Inc. 3.55% 2022	6,235	5,874
Georgia Gulf Corp. 4.625% 2021	3,550	3,692
Georgia-Pacific Corp. 2.539% 20194	7,000	7,066
Holcim Ltd. 5.15% 20234	7,395	8,161
Huntsman Corp. 5.75% 20254	385	390
Huntsman International LLC 4.875% 2020	4,935	5,206
International Paper Co. 7.30% 2039	2,005	2,723
Novelis Corp. 5.875% 20264	2,600	2,684
Rayonier Advanced Materials Inc. 5.50% 20244	3,304	3,232
Reynolds Group Inc. 5.75% 2020	3,745	3,837
Ryerson Inc. 11.00% 20224	7,080	8,027
Sherwin-Williams Co. 2.25% 2020	4,750	4,764
Sherwin-Williams Co. 2.75% 2022	1,185	1,185

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal?amount (000)	Value (000)
Sherwin-Williams Co. 3.125% 2024	$550	$553
Sherwin-Williams Co. 3.45% 2027	1,395	1,408
Vale Overseas Ltd. 6.25% 2026	2,825	3,055
		154,570
Industrials0.48%
3M Co. 1.625% 2021	1,500	1,484
3M Co. 2.25% 2026	1,000	949
Allison Transmission Holdings, Inc. 5.00% 20244	2,975	3,057
Associated Materials, LLC 9.00% 20244	9,850	10,540
Avis Budget Group, Inc. 5.50% 2023	950	948
Bohai Financial Investment Holding Co., Ltd. 5.50% 20244	2,250	2,356
Canadian National Railway Co. 3.20% 2046	2,635	2,416
Corporate Risk Holdings LLC 9.50% 20194	3,878	4,130
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)2,4,11	1,119	1,197
Euramax International, Inc. 12.00% 20204	5,275	5,776
General Electric Co. 2.70% 2022	6,535	6,651
General Electric Co. 4.125% 2042	2,500	2,641
Hardwoods Acquisition Inc 7.50% 20214	3,650	3,276
Hertz Global Holdings Inc. 7.625% 20224	4,625	4,625
Honeywell International Inc. 1.85% 2021	1,790	1,762
Honeywell International Inc. 2.50% 2026	1,000	960
Lockheed Martin Corp. 2.50% 2020	6,015	6,102
Lockheed Martin Corp. 3.10% 2023	545	558
Lockheed Martin Corp. 3.55% 2026	8,490	8,814
LSC Communications, Inc. 8.75% 20234	2,100	2,200
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 20214	5,225	4,454
Ply Gem Industries, Inc. 6.50% 2022	3,550	3,720
R.R. Donnelley & Sons Co. 7.875% 2021	4,625	5,030
R.R. Donnelley & Sons Co. 6.50% 2023	3,310	3,318
Rockwell Collins, Inc. 1.95% 2019	1,125	1,127
Rockwell Collins, Inc. 2.80% 2022	3,025	3,056
Rockwell Collins, Inc. 3.20% 2024	2,275	2,309
Roper Technologies, Inc. 2.80% 2021	2,065	2,084
Roper Technologies, Inc. 3.80% 2026	835	860
Siemens AG 2.70% 20224	3,360	3,406
Siemens AG 2.00% 20234	1,000	961
Siemens AG 4.40% 20454	1,000	1,088
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 20204	875	879
United Technologies Corp. 3.125% 2027	7,000	7,026
Virgin Australia Holdings Ltd. 8.50% 20194	2,500	2,641
		112,401
Consumer staples0.47%
Altria Group, Inc. 2.625% 2020	2,350	2,387
Altria Group, Inc. 4.00% 2024	1,250	1,335
Altria Group, Inc. 2.625% 2026	1,275	1,229
Altria Group, Inc. 4.50% 2043	3,000	3,206
Altria Group, Inc. 5.375% 2044	750	907
Altria Group, Inc. 3.875% 2046	975	951
Anheuser-Busch InBev NV 2.65% 2021	1,000	1,014
Anheuser-Busch InBev NV 3.30% 2023	5,940	6,123
Anheuser-Busch InBev NV 3.65% 2026	7,840	8,093
Anheuser-Busch InBev NV 4.90% 2046	550	624

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal?amount (000)	Value (000)
British American Tobacco International Finance PLC 3.95% 20254	$5,500	$5,718
Constellation Brands, Inc. 2.70% 2022	395	395
Constellation Brands, Inc. 3.50% 2027	1,030	1,031
Constellation Brands, Inc. 4.50% 2047	445	461
Costco Wholesale Corp. 2.15% 2021	2,250	2,252
Costco Wholesale Corp. 2.30% 2022	2,250	2,246
Costco Wholesale Corp. 2.75% 2024	12,250	12,256
Costco Wholesale Corp. 3.00% 2027	2,250	2,247
Imperial Tobacco Finance PLC 3.50% 20234	4,000	4,099
Kroger Co. 2.60% 2021	1,650	1,651
Molson Coors Brewing Co. 1.45% 2019	425	420
Molson Coors Brewing Co. 1.90% 20194	2,015	2,013
Molson Coors Brewing Co. 2.25% 20204	1,725	1,726
Molson Coors Brewing Co. 2.10% 2021	165	162
Molson Coors Brewing Co. 3.00% 2026	460	443
Molson Coors Brewing Co. 4.20% 2046	2,250	2,217
PepsiCo, Inc. 1.35% 2019	1,290	1,279
Philip Morris International Inc. 2.00% 2020	2,000	2,005
Philip Morris International Inc. 1.875% 2021	2,000	1,976
Philip Morris International Inc. 2.625% 2022	2,395	2,413
Philip Morris International Inc. 3.25% 2024	5,000	5,096
Philip Morris International Inc. 4.25% 2044	2,050	2,118
Procter & Gamble Co. 1.70% 2021	825	815
Procter & Gamble Co. 2.45% 2026	1,500	1,468
Reckitt Benckiser Group PLC 2.375% 20224	5,775	5,741
Reckitt Benckiser Group PLC 2.75% 20244	4,875	4,833
Reynolds American Inc. 3.25% 2020	1,035	1,066
Reynolds American Inc. 4.00% 2022	1,035	1,098
Reynolds American Inc. 4.45% 2025	2,455	2,640
Reynolds American Inc. 5.70% 2035	755	898
Reynolds American Inc. 6.15% 2043	580	728
Reynolds American Inc. 5.85% 2045	2,790	3,434
Walgreens Boots Alliance, Inc. 3.30% 2021	7,000	7,224
		110,038
Information technology0.43%
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.459% 20258,9,10	1,750	1,786
Alphabet Inc. 1.998% 2026	5,150	4,825
Apple Inc. 2.50% 2022	2,355	2,377
Apple Inc. 3.00% 2024	1,250	1,270
Apple Inc. 3.35% 2027	90	92
BMC Software, Inc. 8.125% 20214	6,325	6,580
Broadcom Ltd. 2.375% 20204	1,500	1,503
Broadcom Ltd. 3.00% 20224	3,750	3,787
Broadcom Ltd. 3.625% 20244	3,000	3,073
Broadcom Ltd. 3.875% 20274	11,420	11,751
EchoStar Corp. 6.625% 2026	5,050	5,441
First Data Corp. 5.375% 20234	2,850	2,985
First Data Corp. 5.00% 20244	2,400	2,477
Gogo Inc. 12.50% 20224	9,725	11,099
Harris Corp. 3.832% 2025	1,000	1,037
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.420% 20248,9,10	3,000	3,115
Microsoft Corp. 2.40% 2026	3,150	3,035
Microsoft Corp. 4.20% 2035	6,000	6,576

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal?amount (000)	Value (000)
Microsoft Corp. 4.10% 2037	$1,000	$1,081
Oracle Corp. 2.65% 2026	5,000	4,804
Qorvo, Inc. 7.00% 2025	2,775	3,164
Solera Holdings, Inc. 10.50% 20244	2,875	3,317
Symantec Corp 5.00% 20254	1,200	1,259
Unisys Corp. 10.75% 20224	3,125	3,437
Visa Inc. 2.80% 2022	2,000	2,038
Visa Inc. 3.15% 2025	10,000	10,165
		102,074
Real estate0.43%
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,243
American Campus Communities, Inc. 3.35% 2020	1,765	1,812
American Campus Communities, Inc. 3.75% 2023	4,375	4,506
American Campus Communities, Inc. 4.125% 2024	6,225	6,516
Brandywine Operating Partnership, LP 3.95% 2023	1,070	1,078
Communications Sales & Leasing, Inc. 6.00% 20234	4,625	4,824
Communications Sales & Leasing, Inc. 8.25% 2023	3,902	4,039
Corporate Office Properties LP 3.60% 2023	765	761
Corporate Office Properties LP 5.25% 2024	3,595	3,854
Corporate Office Properties LP 5.00% 2025	2,770	2,931
CyrusOne Inc., 5.00% 20244	525	542
DDR Corp. 3.625% 2025	3,635	3,464
DDR Corp. 4.70% 2027	6,395	6,422
EPR Properties 4.75% 2026	6,070	6,249
EPR Properties 4.50% 2027	4,365	4,400
Equinix, Inc. 5.375% 2027	1,750	1,870
Essex Portfolio L.P. 3.875% 2024	1,000	1,033
Essex Portfolio L.P. 3.50% 2025	5,865	5,874
Hospitality Properties Trust 6.70% 2018	6,745	6,773
Hospitality Properties Trust 4.50% 2023	710	745
Hospitality Properties Trust 4.50% 2025	325	334
Hospitality Properties Trust 4.95% 2027	1,000	1,046
Host Hotels & Resorts LP 4.50% 2026	705	741
Kimco Realty Corp. 6.875% 2019	2,375	2,617
Kimco Realty Corp. 3.125% 2023	2,820	2,798
Kimco Realty Corp. 2.70% 2024	1,220	1,166
Kimco Realty Corp. 2.80% 2026	2,760	2,552
Kimco Realty Corp. 3.80% 2027	1,295	1,298
Scentre Group 3.25% 20254	2,000	1,968
Scentre Group 3.50% 20254	4,075	4,094
Scentre Group 3.75% 20274	2,930	2,961
UDR, Inc. 2.95% 2026	1,510	1,430
WEA Finance LLC 2.70% 20194	200	202
WEA Finance LLC 3.25% 20204	4,105	4,180
Westfield Corp. Ltd. 3.15% 20224	5,615	5,652
		101,975
Total corporate bonds & notes		2,291,308
Mortgage-backed obligations5.68%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.694% 20509,10	769	773
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 20509,10	1,430	1,446
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 20489	1,185	1,211

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4, 3.712% 20509	$3,690	$3,864
Commercial Mortgage Trust, Series 2015-CR-26, Class A4, 3.63% 20489	5,000	5,191
Commercial Mortgage Trust, Series 2015-CR-25, Class A4, 3.759% 20489	10,000	10,488
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 20509	4,735	4,988
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 2.166% 20249,10	59	59
Connecticut Avenue Securities, Series 2014-C03, Class 2M1, (1-month USD-LIBOR + 1.20%) 2.416% 20249,10	44	44
Connecticut Avenue Securities, Series 2014-C03, Class 1M1, (1-month USD-LIBOR + 1.20%) 2.416% 20249,10	38	38
Connecticut Avenue Securities, Series 2015-C03, Class 2M1, (1-month USD-LIBOR + 1.50%) 2.716% 20259,10	9	9
Connecticut Avenue Securities, Series 2015-C04, Class 2M1, (1-month USD-LIBOR + 1.70%) 2.916% 20289,10	69	70
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 20349	472	482
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 20409,10	711	710
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 20489	1,400	1,468
Fannie Mae 6.00% 20219	29	31
Fannie Mae 6.00% 20269	380	428
Fannie Mae 5.50% 20339	664	744
Fannie Mae 5.50% 20339	447	501
Fannie Mae 3.50% 20359	7,366	7,670
Fannie Mae 3.00% 20369	23,366	23,735
Fannie Mae 5.50% 20369	1,015	1,137
Fannie Mae 6.00% 20369	2,416	2,759
Fannie Mae 6.00% 20369	757	858
Fannie Mae 6.00% 20369	114	130
Fannie Mae 5.50% 20379	360	403
Fannie Mae 5.50% 20379	202	225
Fannie Mae 6.00% 20379	2,268	2,570
Fannie Mae 6.00% 20379	2,231	2,533
Fannie Mae 6.00% 20379	247	280
Fannie Mae 6.00% 20379	35	39
Fannie Mae 6.00% 20389	3,580	4,053
Fannie Mae 6.00% 20389	2,462	2,790
Fannie Mae 6.00% 20389	1,229	1,393
Fannie Mae 6.00% 20389	1,211	1,372
Fannie Mae 6.00% 20389	606	690
Fannie Mae 6.00% 20389	549	618
Fannie Mae 6.00% 20389	80	90
Fannie Mae 6.00% 20389	64	72
Fannie Mae 6.00% 20389	50	57
Fannie Mae 6.00% 20399	1	2
Fannie Mae 6.00% 20409	645	730
Fannie Mae 6.00% 20409	215	243
Fannie Mae 4.00% 20419	4,211	4,473
Fannie Mae 4.00% 20419	3,252	3,454
Fannie Mae 6.00% 20419	983	1,116
Fannie Mae 6.00% 20419	820	930
Fannie Mae 3.50% 20429	11,337	11,697
Fannie Mae 4.00% 20439	4,356	4,650
Fannie Mae 4.00% 20439	2,760	2,943
Fannie Mae 4.00% 20439	2,275	2,417
Fannie Mae 3.50% 20459	18,845	19,433
Fannie Mae 3.50% 20459	4,871	5,026
Fannie Mae 3.50% 20459	4,677	4,830
Fannie Mae 3.00% 20469	38,871	38,850
Fannie Mae 3.50% 20469	8,426	8,702
Fannie Mae 3.50% 20469	4,754	4,895
Fannie Mae 3.50% 20469	3,357	3,457

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Fannie Mae 4.00% 20469	$4,882	$5,136
Fannie Mae 4.00% 20469	3,716	3,927
Fannie Mae 4.00% 20469	1,182	1,252
Fannie Mae 4.50% 20469	3,738	4,011
Fannie Mae 4.50% 20469	1,985	2,130
Fannie Mae 3.50% 20479,12	65,000	66,745
Fannie Mae 3.50% 20479,12	43,000	44,077
Fannie Mae 3.50% 20479	6,170	6,354
Fannie Mae 3.50% 20479	1,442	1,488
Fannie Mae 4.00% 20479,12	100,000	105,109
Fannie Mae 4.00% 20479,12	71,000	74,499
Fannie Mae 4.50% 20479,12	36,250	38,772
Fannie Mae 7.00% 20479	67	75
Fannie Mae 7.00% 20479	4	5
Fannie Mae 4.00% 20569	13,577	14,379
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 20229,10	2,145	2,114
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 20229	5,065	5,128
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 20229	4,000	4,051
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 20239,10	7,530	7,876
Fannie Mae, Series 2014-M1, Class A2, multifamily 3.348% 20239,10	9,125	9,522
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 20239,10	6,450	6,829
Fannie Mae, Series 2014-M9, Class A2, multifamily 3.103% 20249,10	6,215	6,431
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 20249,10	7,000	7,438
Fannie Mae, Series 2017-M3, Class A2, multifamily 2.569% 20269,10	9,665	9,419
Fannie Mae, Series 2017-M7, Class A2, multifamily 2.961% 20279,10	6,360	6,399
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 20369	129	116
Fannie Mae, Series 2001-T10, Class A1, 7.00% 20419	217	255
Fannie Mae, Series 2002-W3, Class A5, 7.50% 20419	52	61
Freddie Mac 5.00% 20239	211	224
Freddie Mac 3.50% 20349	11,392	11,909
Freddie Mac 3.50% 20359	9,046	9,420
Freddie Mac 3.00% 20379	35,225	35,754
Freddie Mac 5.00% 20389	1,450	1,591
Freddie Mac 6.50% 20389	182	202
Freddie Mac 4.50% 20399	263	282
Freddie Mac 5.00% 20409	2,746	3,010
Freddie Mac 4.00% 20429	5,671	6,009
Freddie Mac 4.00% 20439	7,056	7,499
Freddie Mac 4.00% 20439	2,841	3,024
Freddie Mac 4.00% 20439	2,808	3,001
Freddie Mac 3.50% 20459	5,574	5,751
Freddie Mac 4.00% 20459	17,375	18,467
Freddie Mac 4.00% 20459	17,148	18,225
Freddie Mac 3.50% 20469	40,006	41,133
Freddie Mac 3.50% 20469	6,475	6,681
Freddie Mac 3.50% 20469	5,568	5,734
Freddie Mac 4.00% 20469	40,507	42,646
Freddie Mac 4.50% 20469	2,667	2,857
Freddie Mac 4.50% 20469	1,799	1,927
Freddie Mac 3.50% 20479,12	21,300	21,806
Freddie Mac 3.50% 20479,12	10,000	10,254
Freddie Mac 3.50% 20479	5,172	5,325
Freddie Mac 4.00% 20479,12	36,000	37,789
Freddie Mac 4.00% 20479	24,923	26,252
Freddie Mac 4.50% 20479,12	8,000	8,568

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Freddie Mac Pool #760014 2.981% 20459,10	$1,765	$1,816
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 20229	1,614	1,607
Freddie Mac, Series K019, Class A2, multifamily 2.272% 20229	4,000	4,020
Freddie Mac, Series K021, Class A2, multifamily 2.396% 20229	3,680	3,715
Freddie Mac, Series K025, Class A2, multifamily 2.682% 20229	4,000	4,078
Freddie Mac, Series K030, Class A1, multifamily 2.779% 20229	4,954	5,063
Freddie Mac, Series K722, Class A2, multifamily 2.406% 20239	2,500	2,517
Freddie Mac, Series K723, Class A2, multifamily 2.454% 20239	4,285	4,312
Freddie Mac, Series K034, Class A1, multifamily 2.669% 20239	1,978	2,018
Freddie Mac, Series K028, Class A2, multifamily 3.111% 20239	5,900	6,137
Freddie Mac, Series K034, Class A2, multifamily 3.531% 20239,10	10,000	10,617
Freddie Mac, Series K725, Class A2, multifamily 3.002% 20249	5,555	5,724
Freddie Mac, Series K043, Class A2, multifamily 3.062% 20249	6,000	6,191
Freddie Mac, Series 2014-DN3, Class M2, (1-month USD-LIBOR + 2.40%) 3.616% 20249,10	52	52
Freddie Mac, Series K044, Class A2, multifamily 2.811% 20259	4,265	4,326
Freddie Mac, Series K050, Class A2, multifamily 3.334% 20259,10	6,000	6,289
Freddie Mac, Series K047, Class A2, multifamily 3.329% 20259	4,000	4,193
Freddie Mac, Series 2015-DN1, Class M2, (1-month USD-LIBOR + 2.40%) 3.616% 20259,10	512	514
Freddie Mac, Series K055, Class A2, multifamily 2.673% 20269	10,050	10,000
Freddie Mac, Series K062, Class A2, multifamily, 3.413% 20269	7,175	7,539
Freddie Mac, Series K064, Class A2, multifamily 3.224% 20279	5,265	5,423
Freddie Mac, Series T-041, Class 3A, 5.662% 20329,10	338	369
Freddie Mac, Series K063, Class A2, multifamily 3.43% 20509	4,375	4,603
Government National Mortgage Assn. 4.50% 20459	7,916	8,419
Government National Mortgage Assn. 4.50% 20459	493	524
Government National Mortgage Assn. 4.50% 20469	793	843
Government National Mortgage Assn. 4.00% 20479,12	110,000	115,749
Government National Mortgage Assn. 4.00% 20479	22,937	24,210
Government National Mortgage Assn. 4.00% 20479,12	14,250	14,974
Government National Mortgage Assn. 4.00% 20479	14,000	14,790
Government National Mortgage Assn. 4.00% 20479	8,000	8,449
Government National Mortgage Assn. 4.00% 20479	4,970	5,248
Government National Mortgage Assn. 4.50% 20479	11,751	12,508
Government National Mortgage Assn. 4.50% 20479	8,519	9,060
Government National Mortgage Assn. 4.50% 20479,12	1,860	1,977
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.867% 20499,10	5,025	5,045
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716% 20519	1,424	1,432
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 20409,10	4,378	4,384
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.414% 20459,10	2,595	2,629
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 20349	1,061	1,132
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.076% 20499,10	233	233
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 20479	1,000	1,048
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 20489	1,180	1,207
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 20294,9	2,650	2,751
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A1, (1-month USD-LIBOR + 0.85%) 1.967% 20194,9,10	2,070	2,071
National Australia Bank 1.25% 20184,9	3,000	2,992
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.2394% 20262,4,9,10	385	389
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 20272,4,9	532	532
Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.9419% 20274,9	420	420
Royal Bank of Canada 1.875% 20209	7,000	6,966
Seasoned Credit Risk Transfer, Series 2017-1, Class HA, 2.00% 20569	6,774	6,786
Station Place Securitization Trust, Series 2017-1, Class A, (1-month USD-LIBOR + 0.90%) 2.116% 20494,9,10	648	649
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 20564,9,10	1,425	1,422

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20564,9,10	$6,020	$6,081
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.174% 20519,10	3,000	2,997
		1,341,845
Asset-backed obligations0.67%
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27% 20199	390	390
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A2A, 1.34% 20209	409	409
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A3, 1.46% 20219	1,500	1,496
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.80% 20219	500	497
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73% 20219	3,455	3,490
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.166% 20254,9,10	3,665	3,665
BlueMountain CLO Ltd., Series 2014-2A, Class AR, CLO, (3-month USD LIBOR + 0.93%) 2.225% 20264,9,10	4,515	4,516
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.160% 20254,9,10	2,945	2,945
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 1.22% 20194,9	1,416	1,415
Chrysler Capital Auto Receivables Trust, Series 2015-BA, Class A3, 1.91% 20204,9	415	416
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class B, 2.07% 20214,9	500	501
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, (1-month USD-LIBOR + 1.15%) 2.366% 20209,10	2,000	2,013
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 20219	275	277
CLI Funding V LLC, Series 2014-1A, Class A, 3.29% 20294,9	769	766
CLI Funding V LLC, Series 2014-2A, Class A, 3.38% 20294,9	1,558	1,558
CPS Auto Receivables Trust, Series 2017-B, Class A, 1.75% 20204,9	2,307	2,306
Discover Card Execution Note Trust, Series 2015-A1, Class A1, (1-month USD-LIBOR + 0.35%) 1.509% 20209,10	200	200
Drive Auto Receivables Trust, Series 2017-BA, Class A1, 1.20% 20184,9	4,171	4,171
Drive Auto Receivables Trust, Series 2017-AA, Class A2A, 1.48% 20194,9	1,105	1,105
Drive Auto Receivables Trust, Series 2015-DA, Class B, 2.59% 20194,9	379	379
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 20224,9	850	857
Drivetime Auto Owner Trust, Series 2016-3A, Class A, 1.75% 20194,9	581	581
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 20224,9	2,395	2,411
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 20204,9	471	471
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 20204,9	1,680	1,679
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 20224,9	730	729
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20224,9	635	636
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 2.60% 20224,9	655	658
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 20274,9	5,900	5,862
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20284,9	9,990	10,120
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A1, 1.42% 20209	5,740	5,738
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 20219	3,500	3,484
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 20284,9	146	144
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 20294,9	315	312
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 20374,9	1,973	1,997
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-3A, Class A, 2.27% 20204,9	5,000	4,962
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-3A, Class A, 2.65% 20224,9	5,000	4,903
Madison Park Funding Ltd., CLO, Series 2014-13A, Class AR, (3-month USD-LIBOR + 1.11%) 2.216% 20254,9,10	6,800	6,800
RAMP Trust, Series 2003-RS11, Class AI7, 4.828% 20339	74	75
Santander Drive Auto Receivables Trust, Series 2017-1, Class A2, 1.49% 20209	580	580
Santander Drive Auto Receivables Trust, Series 2016-1, Class A3, 1.62% 20209	670	670
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3, 1.77% 20209	1,255	1,256
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 20209	1,620	1,621
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47% 20209	100	101
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10% 20219	740	740
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 20219	5,000	5,051

American Funds Insurance Series — Asset Allocation Fund — Page 81 of 173

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 20219	$300	$304
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 20229	740	740
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD LIBOR + 0.99%) 2.148% 20254,9,10	3,510	3,510
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.180% 20254,9,10	8,775	8,776
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20384,9	1,681	1,681
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 20394,9	1,533	1,533
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 20424,9	2,440	2,436
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 20214,9	405	403
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 20214,9	5,925	5,911
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 20214,9	7,900	7,899
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 20214,9	8,215	8,249
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95% 20199	1,790	1,789
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 20204,9	1,010	1,011
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 20254,9	860	860
World Financial Network Credit Card Master Note Trust, Series 2016-B, Class A, 1.44% 20229	4,000	3,989
World Financial Network Credit Card Master Note Trust, Series 2012-A, Class A, 3.14% 20239	14,170	14,486
		158,530
Bonds & notes of governments & government agencies outside the U.S.0.28%
CPPIB Capital Inc. 1.25% 20194	3,900	3,864
CPPIB Capital Inc. 2.25% 20224	4,286	4,305
European Investment Bank 2.25% 2022	4,470	4,495
KfW 2.125% 2022	375	376
Landwirtschaftliche Rentenbank 1.75% 2019	130	130
Manitoba (Province of) 3.05% 2024	2,600	2,675
Quebec (Province of) 2.375% 2022	6,232	6,265
Quebec (Province of) 2.75% 2027	9,000	8,919
Spain (Kingdom of) 4.00% 20184	15,000	15,228
United Mexican States 4.125% 2026	7,800	8,128
United Mexican States 4.15% 2027	5,662	5,870
United Mexican States 5.55% 2045	5,500	6,181
		66,436
Federal agency bonds & notes0.22%
Fannie Mae 2.00% 2022	3,000	3,015
Fannie Mae 1.875% 2026	13,000	12,363
Federal Home Loan Bank 0.875% 2018	17,140	17,071
Freddie Mac 0.75% 2018	11,880	11,832
Freddie Mac 0.75% 2018	6,888	6,870
Private Export Funding Corp. 3.55% 2024	195	210
		51,361
Municipals0.04% Illinois0.03%
G.O. Bonds, Pension Funding Series 2003, 5.10% 20339	7,000	6,560
California0.01%
High-Speed Passenger Train G.O. Ref. Bonds, Series 2017-B, 2.193% 2047 (put 2020)	2,500	2,513
Minnesota0.00%
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2013-A, 2.35% 20439	34	33

American Funds Insurance Series — Asset Allocation Fund — Page 82 of 173

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Bonds, notes & other debt instruments Municipals (continued) Minnesota (continued)	Principal?amount (000)	Value (000)
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	$15	$15
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	265	280
		328
Connecticut0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	70	75
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	105	111
		186
Maryland0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	85	84
South Carolina0.00%
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.00% 2041	60	64
Nebraska0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	15	15
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-C, 4.50% 2043	10	10
		25
Tennessee0.00%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	20	21
South Dakota0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	20	21
Massachusetts0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	10	11
		9,813
Total bonds, notes & other debt instruments (cost: $6,822,677,000)		6,886,642
Short-term securities9.92%
Apple Inc. 0.91%–0.92% due 7/18/2017–7/25/20174	100,000	99,935
Colgate-Palmolive Co. 1.05% due 7/21/20174	26,600	26,584
ExxonMobil Corp. 1.10% due 7/10/2017	80,900	80,876
Federal Home Loan Bank 0.64%–1.05% due 7/3/2017–10/10/2017	1,551,500	1,550,290
Johnson & Johnson 1.07%–1.12% due 8/31/2017–9/19/20174	85,000	84,819
Jupiter Securitization Co., LLC 1.17% due 7/27/20174	50,000	49,954
Microsoft Corp. 1.02% due 8/22/20174	34,200	34,143
Private Export Funding Corp. 1.00% due 7/25/20174	50,000	49,959
U.S. Treasury Bills 0.59%–0.91% due 7/6/2017–8/24/2017	368,700	368,423
Total short-term securities (cost: $2,344,887,000)		2,344,983
Total investment securities102.03% (cost: $19,781,083,000)		24,118,389
Other assets less liabilities (2.03)%		(479,072)
Net assets100.00%		$23,639,317

American Funds Insurance Series — Asset Allocation Fund — Page 83 of 173

unaudited

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount13 (000)	Value at 6/30/201714 (000)	Unrealized appreciation at 6/30/2017 (000)
10 Year U.S. Treasury Note Futures	Short	200	September 2017	$(20,000)	$(25,106)	$145
2 Year U.S. Treasury Note Futures	Short	883	October 2017	(176,600)	(190,825)	200
						$345

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2017 (000)
3-month USD-LIBOR	1.875%	3/20/2019	$2,320,000	$(511)	$—	$(511)
1.32625%	U.S. EFFR	4/5/2019	366,600	(396)	—	(396)
3-month USD-LIBOR	1.501%	6/8/2019	100,000	180	—	180
1.336%	U.S. EFFR	6/8/2019	100,000	(142)	—	(142)
1.6365%	3-month USD-LIBOR	10/16/2019	124,000	(32)	—	(32)
3-month USD-LIBOR	3.402%	6/23/2044	18,000	(3,218)	—	(3,218)
3-month USD-LIBOR	2.945%	10/16/2044	28,000	(2,411)	—	(2,411)
					$—	$(6,530)

American Funds Insurance Series — Asset Allocation Fund — Page 84 of 173

unaudited

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $38,105,000, which represented .16% of the net assets of the fund.
3	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,152,860,000, which represented 4.88% of the net assets of the fund.
5	A portion of this security was pledged as collateral. The total value of pledged collateral was $7,892,000, which represented .03% of the net assets of the fund.
6	Index-linked bond whose principal amount moves with a government price index.
7	Scheduled interest and/or principal payment was not received.
8	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $57,784,000, which represented .24% of the net assets of the fund.
9	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
10	Coupon rate may change periodically.
11	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
12	Purchased on a TBA basis.
13	Notional amount is calculated based on the number of contracts and notional contract size.
14	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$21,325	$21,443.09%
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.304%	5/2/2013	6,354	2,507.01
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.304%	3/10/2010-1/23/2012	8,675	1,919.01
CEVA Group PLC	5/2/2013	11,716	1,766.01
Total private placement securities		$48,070	$27,635.12%

Key to abbreviations and symbol
ADR = American Depositary Receipts	EFFR = Federal Funds Effective Rate
Agcy. = Agency	Fin. = Finance
AMT = Alternative Minimum Tax	G.O. = General Obligation
ARS = Argentine pesos	LIBOR = London Interbank Offered Rate
Auth. = Authority	Ref. = Refunding
CAD = Canadian dollars	Rev. = Revenue
CLO = Collateralized Loan Obligations	TBA = To-be-announced
Dept. = Department	USD/$ = U.S. dollars
Dev. = Development

American Funds Insurance Series — Asset Allocation Fund — Page 85 of 173

Global Balanced Fund

Investment portfolio

June 30, 2017

unaudited

Common stocks62.81% Information technology12.53%	Shares	Value (000)
Nintendo Co., Ltd.	19,800	$6,633
Microsoft Corp.	76,100	5,246
ASML Holding NV	35,689	4,651
Taiwan Semiconductor Manufacturing Co., Ltd.	664,000	4,551
Alphabet Inc., Class C1	2,155	1,958
Keyence Corp.	4,400	1,930
Broadcom Ltd.	7,850	1,830
Amphenol Corp., Class A	24,000	1,772
Symantec Corp.	62,565	1,768
Samsung Electronics Co., Ltd.	830	1,724
Western Digital Corp.	18,000	1,595
Visa Inc., Class A	14,600	1,369
Apple Inc.	8,800	1,267
		36,294
Consumer staples7.92%
British American Tobacco PLC	84,150	5,736
Philip Morris International Inc.	30,200	3,547
Nestlé SA	33,200	2,889
Reynolds American Inc.	42,104	2,738
Altria Group, Inc.	31,000	2,309
Coca-Cola European Partners PLC	33,000	1,342
Coca-Cola Co.	29,000	1,301
Pernod Ricard SA	8,800	1,178
Procter & Gamble Co.	11,000	959
Costco Wholesale Corp.	5,800	928
		22,927
Industrials7.40%
Boeing Co.	18,500	3,658
Flughafen Zürich AG	12,235	3,004
ASSA ABLOY AB, Class B	118,000	2,593
BAE Systems PLC	280,000	2,310
AB Volvo, Class B	102,000	1,739
Edenred SA	65,000	1,695
Cummins Inc.	9,100	1,476
General Electric Co.	54,000	1,459
Caterpillar Inc.	12,000	1,290
MTU Aero Engines AG	9,000	1,269
International Consolidated Airlines Group, SA (CDI)	120,000	953
		21,446
Financials6.64%
JPMorgan Chase & Co.	42,700	3,903
HSBC Holdings PLC (GBP denominated)	303,468	2,813
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	376,000	2,241

American Funds Insurance Series — Global Balanced Fund — Page 86 of 173

unaudited

Common stocks Financials (continued)	Shares	Value (000)
HDFC Bank Ltd. (ADR)	21,605	$1,879
AIA Group Ltd.	250,000	1,827
BlackRock, Inc.	4,000	1,689
Bank Central Asia Tbk PT2	1,080,000	1,468
Wells Fargo & Co.	26,000	1,441
BNP Paribas SA	18,200	1,311
Goldman Sachs Group, Inc.	3,000	666
		19,238
Health care5.74%
Humana Inc.	20,830	5,012
Merck & Co., Inc.	58,120	3,725
Mettler-Toledo International Inc.1	3,500	2,060
Fisher & Paykel Healthcare Corp. Ltd.	204,000	1,712
Medtronic PLC	15,000	1,331
AstraZeneca PLC	17,700	1,184
Novartis AG	11,800	982
Express Scripts Holding Co.1	9,500	606
		16,612
Consumer discretionary4.76%
Amazon.com, Inc.1	3,600	3,485
Home Depot, Inc.	22,030	3,380
Peugeot SA	119,000	2,374
Nokian Renkaat Oyj	50,634	2,096
Paddy Power Betfair PLC	11,000	1,174
General Motors Co.	25,000	873
HUGO BOSS AG	5,600	392
		13,774
Materials4.75%
E.I. du Pont de Nemours and Co.	37,500	3,027
Linde AG	8,900	1,685
Croda International PLC	31,900	1,614
WestRock Co.	24,570	1,392
Koninklijke DSM NV	14,000	1,018
LyondellBasell Industries NV	12,000	1,013
Boral Ltd.	185,000	988
Dow Chemical Co.	15,000	946
Air Liquide SA, bonus shares2	6,250	772
Rio Tinto PLC	15,000	634
Potash Corp. of Saskatchewan Inc.	33,000	538
The Chemours Co.	3,200	121
		13,748
Energy4.37%
Royal Dutch Shell PLC, Class B	100,000	2,686
Royal Dutch Shell PLC, Class A	585	16
ConocoPhillips	49,506	2,176
Enbridge Inc. (CAD denominated)	50,594	2,016
LUKOIL Oil Co. PJSC (ADR)	39,800	1,938
Schlumberger Ltd.	20,400	1,343
Reliance Industries Ltd.1	53,000	1,132

American Funds Insurance Series — Global Balanced Fund — Page 87 of 173

unaudited

Common stocks Energy (continued)	Shares	Value (000)
Chevron Corp.	7,000	$730
BP PLC	106,000	611
		12,648
Utilities2.17%
Dominion Energy, Inc.	28,500	2,184
Enel Américas SA (ADR)	197,000	1,857
DONG Energy AS	33,800	1,526
Power Assets Holdings Ltd.	80,500	711
		6,278
Real estate1.18%
Equinix, Inc. REIT	4,240	1,820
Link REIT	211,697	1,610
		3,430
Telecommunication services0.62%
Inmarsat PLC	135,000	1,353
Telstra Corp. Ltd.	136,500	451
		1,804
Miscellaneous4.73%
Other common stocks in initial period of acquisition		13,687
Total common stocks (cost: $142,482,000)		181,886
Bonds, notes & other debt instruments31.18% Bonds & notes of governments & government agencies outside the U.S.14.54%	Principal?amount (000)
Australia (Commonwealth of), Series 124, 5.75% 2021	A$1,425	1,245
Australia (Commonwealth of), Series 128, 5.75% 2022	870	782
Australia (Commonwealth of), Series 138, 3.25% 2029	200	162
Belgium (Kingdom of), Series 77, 1.00% 2026	€575	678
Canada 2.25% 2025	C$1,150	926
Chile (Republic of) 5.50% 2020	CLP50,000	80
Colombia (Republic of) 4.375% 2021	$200	213
Colombia (Republic of), Series B, 7.50% 2026	COP2,268,000	799
Colombia (Republic of), Series B, 6.00% 2028	262,700	83
European Investment Bank 2.25% 2022	$225	226
French Republic O.A.T. 1.75% 2024	€350	440
French Republic O.A.T. 3.25% 2045	100	152
Germany (Federal Republic of) 2.25% 2021	60	76
Germany (Federal Republic of) 0.10% 20233	53	64
Germany (Federal Republic of) 0.50% 2026	620	720
Germany (Federal Republic of) 2.50% 2046	770	1,148
Hungary, Series C, 2.00% 2019	HUF98,900	381
India (Republic of) 7.80% 2021	INR39,200	631
India (Republic of) 7.68% 2023	36,900	599
India (Republic of) 8.83% 2023	10,400	178
India (Republic of) 6.97% 2026	44,000	697
Indonesia (Republic of) 3.75% 2022	$410	422
Ireland (Republic of) 3.90% 2023	€100	138
Ireland (Republic of) 3.40% 2024	325	445
Ireland (Republic of) 5.40% 2025	260	403
Ireland (Republic of) 1.00% 2026	500	578

American Funds Insurance Series — Global Balanced Fund — Page 88 of 173

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal?amount (000)	Value (000)
Ireland (Republic of) 2.40% 2030	€30	$39
Ireland (Republic of) 2.00% 2045	125	145
Israel (State of) 3.15% 2023	$400	412
Israel (State of) 5.50% 2042	ILS1,000	399
Italy (Republic of) 1.45% 2022	€550	643
Italy (Republic of) 4.75% 2023	100	138
Italy (Republic of) 4.50% 2024	200	272
Japan, Series 362, 0.10% 2018	¥40,000	356
Japan, Series 115, 0.20% 2018	5,000	45
Japan, Series 315, 1.20% 2021	65,000	607
Japan, Series 326, 0.70% 2022	80,000	740
Japan, Series 17, 0.10% 20233	10,330	95
Japan, Series 329, 0.80% 2023	40,000	373
Japan, Series 19, 0.10% 20243	29,970	278
Japan, Series 18, 0.10% 20243	20,520	189
Japan, Series 337, 0.30% 2024	105,000	955
Japan, Series 336, 0.50% 2024	65,000	600
Japan, Series 340, 0.40% 2025	20,000	183
Japan, Series 344, 0.10% 2026	70,000	625
Japan, Series 21, 0.10% 20263	39,983	372
Japan, Series 116, 2.20% 2030	14,000	155
Japan, Series 145, 1.70% 2033	120,000	1,286
Japan, Series 21, 2.30% 2035	20,000	234
Japan, Series 36, 2.00% 2042	10,000	114
Japan, Series 42, 1.70% 2044	55,000	598
KfW 2.125% 2022	$250	251
Kuwait (State of) 2.75% 20224	200	201
Lithuania (Republic of) 7.375% 2020	100	113
Malaysia (Federation of), Series 0511, 3.58% 2018	MYR261	61
Malaysia (Federation of), Series 0203, 4.24% 2018	32	7
Malaysia (Federation of), Series 0515, 3.759% 2019	550	129
Malaysia (Federation of), Series 0315, 3.659% 2020	58	14
Malaysia (Federation of), Series 0314, 4.048% 2021	350	83
Malaysia (Federation of), Series 0215, 3.795% 2022	400	93
Malaysia (Federation of), Series 0116, 3.80% 2023	1,750	405
Malaysia (Federation of), Series 0115, 3.955% 2025	2,000	464
Malaysia (Federation of), Series 0316, 3.90% 2026	1,200	278
Malaysia (Federation of), Series 0310, 4.498% 2030	1,600	375
Morocco (Kingdom of) 4.25% 2022	$200	210
Netherlands (Kingdom of the) 5.50% 2028	€100	171
Norway (Kingdom of) 3.75% 2021	NKr4,900	650
Peru (Republic of) 5.625% 2050	$20	24
Philippines (Republic of the) 3.90% 2022	PHP10,000	198
Poland (Republic of), Series 1017, 5.25% 2017	PLN1,000	273
Poland (Republic of), Series 1020, 5.25% 2020	4,750	1,406
Poland (Republic of), Series 1021, 5.75% 2021	2,670	818
Poland (Republic of), Series 0922, 5.75% 2022	870	269
Poland (Republic of), Series 1023, 4.00% 2023	2,800	805
Poland (Republic of), Series 0725, 3.25% 2025	1,500	408
Quebec (Province of) 2.375% 2022	$114	115
Russian Federation 7.00% 2023	RUB135,000	2,209
Saudi Arabia (Kingdom of) 2.894% 20224	$200	201
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR4,925	369
South Africa (Republic of), Series R-214, 6.50% 2041	3,650	195
South Korea (Republic of), Series 2106, 4.25% 2021	KRW262,000	250

American Funds Insurance Series — Global Balanced Fund — Page 89 of 173

unaudited

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal?amount (000)	Value (000)
Spain (Kingdom of) 4.00% 20184	$500	$508
Spain (Kingdom of) 2.75% 2024	€355	455
Spain (Kingdom of) 3.80% 2024	320	436
Spain (Kingdom of) 1.30% 2026	670	759
Spain (Kingdom of) 1.95% 2026	150	180
Sweden (Kingdom of) 1.125% 20194	$200	198
Thailand (Kingdom of) 1.875% 2022	THB14,100	412
Thailand (Kingdom of) 3.85% 2025	3,000	98
Thailand (Kingdom of) 2.125% 2026	6,000	170
United Kingdom 3.75% 2020	£75	108
United Kingdom 1.75% 2022	150	206
United Kingdom 2.25% 2023	100	141
United Kingdom 2.75% 2024	50	73
United Kingdom 1.50% 2026	550	736
United Kingdom 4.25% 2040	50	94
United Kingdom 3.25% 2044	350	582
United Kingdom 3.50% 2045	150	262
United Mexican States 4.00% 20193	MXN3,452	193
United Mexican States 4.00% 20403	2,877	172
United Mexican States 4.75% 2044	$150	151
United Mexican States 4.60% 2046	200	196
United Mexican States, Series M10, 7.75% 2017	MXN2,900	160
United Mexican States, Series M, 8.00% 2020	2,000	114
United Mexican States, Series M, 6.50% 2021	16,000	879
United Mexican States, Series M20, 10.00% 2024	11,000	723
United Mexican States, Series M, 5.75% 2026	13,000	669
United Mexican States, Series M30, 10.00% 2036	2,500	179
Uruguay (Oriental Republic of) 9.875% 2022	UYU2,140	78
		42,096
U.S. Treasury bonds & notes8.53% U.S. Treasury6.10%
U.S. Treasury 0.875% 2017	$950	950
U.S. Treasury 0.75% 2018	280	279
U.S. Treasury 1.375% 2018	200	200
U.S. Treasury 1.375% 2018	150	150
U.S. Treasury 1.50% 2018	100	100
U.S. Treasury 1.00% 2019	1,000	989
U.S. Treasury 1.25% 2019	50	50
U.S. Treasury 1.625% 2019	1,075	1,080
U.S. Treasury 1.625% 2019	750	753
U.S. Treasury 1.625% 2019	300	301
U.S. Treasury 1.75% 2019	600	604
U.S. Treasury 3.125% 2019	225	232
U.S. Treasury 1.375% 2020	900	896
U.S. Treasury 1.50% 2020	650	649
U.S. Treasury 1.625% 2020	30	30
U.S. Treasury 1.75% 2020	2,200	2,206
U.S. Treasury 2.125% 2020	200	203
U.S. Treasury 1.125% 2021	1,025	999
U.S. Treasury 1.375% 2021	550	542
U.S. Treasury 2.00% 2021	950	959
U.S. Treasury 2.00% 2021	108	109
U.S. Treasury 1.875% 2022	700	701
U.S. Treasury 2.00% 2022	75	76

American Funds Insurance Series — Global Balanced Fund — Page 90 of 173

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal?amount (000)	Value (000)
U.S. Treasury 1.375% 2023	$300	$289
U.S. Treasury 1.75% 2023	100	99
U.S. Treasury 2.00% 2024	750	744
U.S. Treasury 2.25% 2024	200	201
U.S. Treasury 2.125% 2025	200	199
U.S. Treasury 1.625% 2026	535	509
U.S. Treasury 1.625% 2026	440	417
U.S. Treasury 2.25% 2027	900	896
U.S. Treasury 3.00% 2044	355	367
U.S. Treasury 2.50% 2045	315	295
U.S. Treasury 3.00% 2045	100	103
U.S. Treasury 2.875% 2046	500	504
		17,681
U.S. Treasury inflation-protected securities2.43%
U.S. Treasury Inflation-Protected Security 0.125% 20213	1,083	1,082
U.S. Treasury Inflation-Protected Security 0.375% 20233	315	317
U.S. Treasury Inflation-Protected Security 0.125% 20243	515	506
U.S. Treasury Inflation-Protected Security 0.625% 20243	1,755	1,782
U.S. Treasury Inflation-Protected Security 0.25% 20253	836	822
U.S. Treasury Inflation-Protected Security 0.375% 20253	232	231
U.S. Treasury Inflation-Protected Security 2.375% 20253	65	74
U.S. Treasury Inflation-Protected Security 0.625% 20263	823	829
U.S. Treasury Inflation-Protected Security 0.375% 20273	861	846
U.S. Treasury Inflation-Protected Security 1.375% 20443	498	543
		7,032
Total U.S. Treasury bonds & notes		24,713
Corporate bonds & notes6.86% Financials1.70%
ACE INA Holdings Inc. 2.875% 2022	20	20
ACE INA Holdings Inc. 3.35% 2026	20	20
ACE INA Holdings Inc. 4.35% 2045	35	39
Allianz SE, 4.75% 2049	€100	132
Aviva PLC, subordinated 6.875% 2058	£75	130
AXA SA, junior subordinated 5.453% 2049	100	144
Banco Nacional de Comercio Exterior SNC 3.80% 20264	$200	200
Bank of America Corp. 3.875% 2025	375	388
Barclays Bank PLC 10.00% 2021	£100	167
Berkshire Hathaway Inc. 3.00% 2022	$75	77
BNP Paribas 5.00% 2021	100	109
BPCE SA group 5.70% 20234	200	223
CaixaBank, SA 5.00% 2023	€100	121
Goldman Sachs Group, Inc. 2.875% 2021	$100	101
Goldman Sachs Group, Inc. 5.75% 2022	70	79
Goldman Sachs Group, Inc. 3.625% 2023	150	155
Goldman Sachs Group, Inc. 3.50% 2025	210	212
Goldman Sachs Group, Inc. 3.75% 2026	25	26
Goldman Sachs Group, Inc. 4.75% 2045	70	78
HSBC Holdings PLC 3.375% 2024	€100	120
HSBC Holdings PLC 3.90% 2026	$200	207
HSBC Holdings PLC 4.30% 2026	200	213
Intesa Sanpaolo SpA 6.625% 2023	€125	176

American Funds Insurance Series — Global Balanced Fund — Page 91 of 173

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
JPMorgan Chase & Co. 2.55% 2021	$76	$76
JPMorgan Chase & Co. 3.25% 2022	28	29
JPMorgan Chase & Co. 2.70% 2023	150	148
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	135	154
Lloyds Banking Group PLC 6.50% 2020	€210	279
Morgan Stanley 3.125% 2026	$110	107
Morgan Stanley 3.875% 2026	75	77
NN Group NV, 4.50% 2049	€100	121
PNC Financial Services Group, Inc. 2.854% 2022	$100	101
Rabobank Nederland 3.875% 2023	€100	132
Skandinaviska Enskilda Banken AB 2.80% 2022	$250	253
UniCredit SPA 4.625% 20274	200	211
VEB Finance Ltd. 6.902% 20204	100	109
		4,934
Utilities0.88%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 20234	200	202
American Electric Power Co., Inc. 2.75% 2026	50	48
CMS Energy Corp. 3.60% 2025	150	154
Duke Energy Corp. 3.75% 2024	110	115
Duke Energy Corp. 2.65% 2026	225	214
Duke Energy Florida, LLC 3.20% 2027	100	101
E.ON International Finance BV 5.80% 20184	25	26
Enel Finance International SA 3.625% 20274	200	198
Enersis Américas SA 4.00% 2026	110	111
Exelon Corp. 3.497% 2022	25	26
Exelon Corp. 3.40% 2026	150	150
FirstEnergy Corp. 3.90% 2027	385	386
FirstEnergy Corp. 4.85% 2047	60	61
MidAmerican Energy Holdings Co. 2.00% 2018	100	100
Niagara Mohawk Power Corp. 3.508% 20244	85	88
Pacific Gas and Electric Co. 3.85% 2023	70	74
Pacific Gas and Electric Co. 2.95% 2026	25	25
Pacific Gas and Electric Co. 4.25% 2046	75	80
PacifiCorp. 3.35% 2025	30	31
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	100	103
State Grid Overseas Investment Ltd. 3.50% 20274	250	251
		2,544
Energy0.83%
Cenovus Energy Inc. 4.25% 20274	65	62
Chevron Corp. 2.954% 2026	75	75
ConocoPhillips 5.95% 2046	20	25
Ecopetrol SA 5.875% 2045	20	18
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	71
Enbridge Inc. 4.25% 2026	70	73
Enbridge Inc. 3.70% 2027	132	132
Energy Transfer Partners, LP 4.20% 2027	15	15
Halliburton Co. 3.80% 2025	110	113
Kinder Morgan Energy Partners, LP 3.50% 2021	30	31
Kinder Morgan Energy Partners, LP 5.50% 2044	200	207
Kinder Morgan, Inc. 4.30% 2025	100	104
Pemex Project Funding Master Trust 5.75% 2018	200	205
Petrobras International Finance Co. 5.375% 2021	80	82

American Funds Insurance Series — Global Balanced Fund — Page 92 of 173

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Petróleos Mexicanos 6.50% 2041	$45	$45
Petróleos Mexicanos 5.625% 2046	385	343
Phillips 66 Partners LP 4.68% 2045	5	5
Schlumberger BV 4.00% 20254	80	84
Statoil ASA 3.125% 2017	40	40
Statoil ASA 1.95% 2018	25	25
Statoil ASA 3.15% 2022	160	165
Statoil ASA 3.70% 2024	50	53
Total Capital International 2.875% 2022	150	153
Williams Partners LP 4.50% 2023	100	107
Williams Partners LP 4.30% 2024	100	104
Williams Partners LP 4.00% 2025	75	76
		2,413
Consumer discretionary0.76%
DaimlerChrysler North America Holding Corp. 1.875% 20184	150	150
DaimlerChrysler North America Holding Corp. 2.00% 20214	200	197
Ford Motor Credit Co. 3.20% 2021	200	203
Hyundai Capital America 2.55% 20204	135	135
McDonald’s Corp. 3.50% 2020	50	52
McDonald’s Corp. 3.70% 2026	35	36
McDonald’s Corp. 4.875% 2045	25	28
Myriad International Holdings 6.00% 2020	250	271
Myriad International Holdings 5.50% 2025	250	268
NBCUniversal Media, LLC 4.375% 2021	50	54
Newell Rubbermaid Inc. 3.85% 2023	40	42
Newell Rubbermaid Inc. 4.20% 2026	245	260
Newell Rubbermaid Inc. 5.50% 2046	20	24
President & Fellows of Harvard College 3.619% 2037	150	157
Thomson Reuters Corp. 4.30% 2023	75	81
Time Warner Inc. 4.75% 2021	150	162
Toyota Motor Credit Corp. 2.25% 2023	85	83
		2,203
Health care0.71%
AbbVie Inc. 2.50% 2020	180	182
AbbVie Inc. 2.90% 2022	60	61
AbbVie Inc. 3.60% 2025	50	51
AbbVie Inc. 3.20% 2026	73	72
AbbVie Inc. 4.50% 2035	15	16
Aetna Inc. 2.75% 2022	50	50
Aetna Inc. 2.80% 2023	10	10
Allergan PLC 3.00% 2020	30	31
Allergan PLC 3.80% 2025	225	233
Allergan PLC 4.55% 2035	45	48
Allergan PLC 4.75% 2045	31	34
Amgen Inc. 1.85% 2021	20	19
Amgen Inc. 2.25% 2023	280	272
AstraZeneca PLC 2.375% 2022	110	110
Baxalta Inc. 4.00% 2025	80	84
Becton, Dickinson and Co. 2.894% 2022	55	55
Becton, Dickinson and Co. 3.734% 2024	35	36
Becton, Dickinson and Co. 3.70% 2027	65	65
Celgene Corp. 3.875% 2025	85	89

American Funds Insurance Series — Global Balanced Fund — Page 93 of 173

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal?amount (000)	Value (000)
EMD Finance LLC 3.25% 20254	$50	$50
Humana Inc. 3.15% 2022	100	102
Medtronic, Inc. 3.50% 2025	100	104
Novartis AG 5.125% 2019	25	26
Shire PLC 2.40% 2021	180	178
Shire PLC 2.875% 2023	45	45
Shire PLC 3.20% 2026	25	24
		2,047
Real estate0.45%
American Campus Communities, Inc. 3.35% 2020	15	15
American Campus Communities, Inc. 3.75% 2023	145	149
American Campus Communities, Inc. 4.125% 2024	90	94
Boston Properties, Inc. 3.70% 2018	100	102
Corporate Office Properties LP 3.60% 2023	65	65
Essex Portfolio L.P. 3.50% 2025	120	120
Essex Portfolio L.P. 3.375% 2026	140	138
Kimco Realty Corp. 3.40% 2022	10	10
Kimco Realty Corp. 2.70% 2024	45	43
Prologis, Inc. 3.375% 2024	€100	131
Scentre Group 3.75% 20274	$20	20
WEA Finance LLC 2.70% 20194	200	202
WEA Finance LLC 3.75% 20244	200	203
		1,292
Telecommunication services0.44%
AT&T Inc. 2.45% 2020	55	55
AT&T Inc. 2.80% 2021	180	182
AT&T Inc. 4.25% 2027	60	62
Deutsche Telekom International Finance BV 1.95% 20214	150	146
Deutsche Telekom International Finance BV 9.25% 2032	45	71
France Télécom 9.00% 2031	65	99
France Télécom 5.375% 2050	£50	95
Orange SA 2.75% 2019	$140	142
Verizon Communications Inc. 2.45% 2022	125	123
Verizon Communications Inc. 4.272% 2036	302	293
		1,268
Consumer staples0.44%
Altria Group, Inc. 2.625% 2020	100	101
Altria Group, Inc. 4.75% 2021	150	164
Altria Group, Inc. 4.25% 2042	150	156
Anheuser-Busch InBev NV 3.30% 2023	35	36
Anheuser-Busch InBev NV 4.90% 2046	35	40
Kraft Foods Inc. 3.50% 2022	100	104
Kroger Co. 3.50% 2026	140	138
Pernod Ricard SA 4.45% 20224	150	161
Philip Morris International Inc. 2.00% 2020	55	55
Philip Morris International Inc. 2.90% 2021	100	102
Philip Morris International Inc. 2.625% 2022	15	15
Philip Morris International Inc. 4.25% 2044	25	26
Reynolds American Inc. 4.00% 2022	15	16

American Funds Insurance Series — Global Balanced Fund — Page 94 of 173

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal?amount (000)	Value (000)
Reynolds American Inc. 4.45% 2025	$105	$113
Reynolds American Inc. 5.85% 2045	25	31
		1,258
Information technology0.34%
Apple Inc. 2.50% 2022	75	76
Apple Inc. 3.35% 2027	65	67
Broadcom Ltd. 3.875% 20274	190	195
Microsoft Corp. 2.40% 2026	110	106
Microsoft Corp. 3.30% 2027	530	545
		989
Industrials0.25%
General Electric Capital Corp. 3.15% 2022	50	52
Lima Metro Line Finance Ltd. 5.875% 20344,5	200	214
Lockheed Martin Corp. 3.10% 2023	10	10
Lockheed Martin Corp. 3.55% 2026	15	16
Red de Carreteras de Occidente 9.00% 20285	MXN2,000	107
Union Pacific Corp. 2.95% 2023	$100	102
United Technologies Corp. 3.10% 2022	215	222
		723
Materials0.06%
Monsanto Co. 4.40% 2044	100	102
Vale Overseas Ltd. 6.25% 2026	75	81
		183
Total corporate bonds & notes		19,854
Mortgage-backed obligations1.18%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 20344,5	50	51
Fannie Mae 4.00% 20475,6	680	714
Freddie Mac 3.50% 20465	309	318
Government National Mortgage Assn. 4.50% 20455	247	262
Government National Mortgage Assn. 4.00% 20475,6	170	179
Korea Housing Finance Corp. 2.50% 20204,5	250	250
Korea Housing Finance Corp. 2.00% 20214,5	250	243
Nykredit Realkredit AS, Series 01E, 2.00% 20375	DKr4,868	760
Nykredit Realkredit AS, Series 01E, 2.50% 20475	887	138
Realkredit Danmark AS, Series 22S, 2.00% 20375	3,188	498
		3,413
Asset-backed obligations0.07%
Discover Card Execution Note Trust, Series 2015-A1, Class A1, (1-month USD-LIBOR + 0.35%) 1.509% 20205,7	$200	200
Total bonds, notes & other debt instruments (cost: $90,647,000)		90,276
Short-term securities5.18%
British Columbia (Province of) 0.92% due 7/17/2017	3,000	2,998
CPPIB Capital Inc. 1.16% due 7/18/20174	3,000	2,998
General Electric Co. 1.08% due 7/3/2017	3,400	3,400
Gotham Funding Corp. 1.20% due 7/14/20174	2,000	1,999

American Funds Insurance Series — Global Balanced Fund — Page 95 of 173

unaudited

Short-term securities	Principal?amount (000)	Value (000)
U.S. Treasury Bills 0.63% due 7/6/2017	$1,500	$1,500
Victory Receivables Corp. 1.20% due 7/17/20174	2,100	2,099
Total short-term securities (cost: $14,995,000)		14,994
Total investment securities99.17% (cost: $248,124,000)		287,156
Other assets less liabilities 0.83%		2,396
Net assets100.00%		$289,552

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2017 (000)
Purchases (000)	Sales (000)
USD1,114	JPY125,000	JPMorgan Chase	7/7/2017	$2
USD310	PLN1,158	JPMorgan Chase	7/7/2017	(2)
SEK7,759	USD895	Citibank	7/10/2017	26
NOK6,100	USD721	Bank of America, N.A.	7/10/2017	9
USD561	INR36,300	JPMorgan Chase	7/10/2017	1
USD387	INR25,000	JPMorgan Chase	7/10/2017	—8
GBP276	AUD475	UBS AG	7/10/2017	(5)
USD770	MXN14,100	Bank of America, N.A.	7/10/2017	(6)
GBP255	USD330	JPMorgan Chase	7/11/2017	2
USD294	THB10,000	Bank of America, N.A.	7/11/2017	(1)
USD170	ILS600	JPMorgan Chase	7/11/2017	(3)
JPY33,581	USD307	JPMorgan Chase	7/11/2017	(8)
SEK1,625	USD187	Barclays Bank PLC	7/12/2017	6
NOK2,443	USD288	Barclays Bank PLC	7/12/2017	5
EUR335	GBP290	HSBC Bank	7/12/2017	4
EUR344	GBP300	Goldman Sachs	7/13/2017	3
USD326	MXN6,000	Bank of America, N.A.	7/14/2017	(3)
JPY43,839	USD399	Bank of America, N.A.	7/18/2017	(9)
EUR361	USD403	Citibank	7/19/2017	10
USD739	AUD970	Citibank	7/19/2017	(6)
JPY72,628	USD665	JPMorgan Chase	7/19/2017	(19)
EUR719	USD803	UBS AG	7/20/2017	19
JPY31,929	USD288	Citibank	7/20/2017	(4)
USD2,206	GBP1,700	Barclays Bank PLC	7/20/2017	(10)
EUR982	USD1,094	Bank of America, N.A.	7/24/2017	29
EUR645	USD724	Citibank	7/24/2017	13
EUR266	USD297	Goldman Sachs	7/24/2017	8
EUR134	USD150	JPMorgan Chase	7/24/2017	4
USD220	ZAR2,900	UBS AG	7/24/2017	—8
USD267	ZAR3,500	JPMorgan Chase	7/24/2017	—8
USD648	MYR2,800	JPMorgan Chase	7/24/2017	(3)
JPY21,085	AUD250	UBS AG	7/24/2017	(4)
JPY22,275	USD200	Goldman Sachs	7/27/2017	(2)
USD207	AUD275	Bank of America, N.A.	7/27/2017	(4)
JPY40,289	USD362	Bank of America, N.A.	7/27/2017	(4)
USD358	AUD475	Bank of America, N.A.	7/27/2017	(7)

American Funds Insurance Series — Global Balanced Fund — Page 96 of 173

unaudited

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2017 (000)
Purchases (000)	Sales (000)
EUR357	USD400	Citibank	7/28/2017	$8
USD298	MXN5,430	JPMorgan Chase	7/28/2017	1
JPY57,092	USD512	UBS AG	8/4/2017	(4)
USD256	JPY28,000	Bank of New York Mellon	8/9/2017	7
SEK1,270	USD147	Bank of America, N.A.	8/9/2017	4
USD614	CAD800	Goldman Sachs	8/10/2017	(4)
JPY22,250	USD202	HSBC Bank	8/14/2017	(4)
SEK1,613	USD186	UBS AG	8/21/2017	6
JPY23,305	USD211	HSBC Bank	8/21/2017	(3)
JPY36,271	USD327	HSBC Bank	8/23/2017	(4)
				$48

1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,240,000, which represented .77% of the net assets of the fund. This amount includes $1,468,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3	Index-linked bond whose principal amount moves with a government price index.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,075,000, which represented 4.17% of the net assets of the fund.
5	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6	Purchased on a TBA basis.
7	Coupon rate may change periodically.
8	Amount less than one thousand.

Key to abbreviations and symbols
ADR = American Depositary Receipts	LIBOR = London Interbank Offered Rate
AUD/A$ = Australian dollars	MXN = Mexican pesos
CAD/C$ = Canadian dollars	MYR = Malaysian ringgits
CDI = CREST Depository Interest	NOK/NKr = Norwegian kroner
CLP = Chilean pesos	PHP = Philippine pesos
COP = Colombian pesos	PLN = Polish zloty
EUR/€ = Euros	RUB = Russian rubles
GBP/£ = British pounds	SEK = Swedish kronor
HUF = Hungarian forints	TBA = To-be-announced
ILS = Israeli shekels	THB = Thai baht
INR = Indian rupees	USD/$ = U.S. dollars
JPY/¥ = Japanese yen	UYU = Uruguayan pesos
KRW = South Korean won	ZAR = South African rand

American Funds Insurance Series — Global Balanced Fund — Page 97 of 173

Bond Fund

Investment portfolio

June 30, 2017

unaudited

Bonds, notes & other debt instruments96.74% Corporate bonds & notes36.14% Financials8.57%	Principal?amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$2,105	$2,118
ACE INA Holdings Inc. 2.875% 2022	4,065	4,138
ACE INA Holdings Inc. 3.35% 2026	2,965	3,036
ACE INA Holdings Inc. 4.35% 2045	2,320	2,554
Allstate Corp. 4.20% 2046	205	215
Ally Financial Inc. 3.75% 2019	19,000	19,475
Ally Financial Inc. 4.25% 2021	13,200	13,695
Ally Financial Inc. 5.125% 2024	2,800	2,961
Ally Financial Inc. 8.00% 2031	10,795	13,278
Ally Financial Inc. 8.00% 2031	4,970	6,113
American Express Co. 6.15% 2017	2,500	2,517
Assicurazioni Generali SPA 7.75% 2042	€3,100	4,391
Assicurazioni Generali SPA 10.125% 2042	3,800	5,845
Australia & New Zealand Banking Group Ltd. 2.625% 2022	$2,000	2,004
AXA SA 8.60% 2030	2,625	3,708
Banco Santander, SA 2.70% 2019	2,500	2,520
Bank of America Corp. 2.625% 2020	30,650	30,981
Bank of America Corp. 3.124% 2023	42,500	43,007
Bank of America Corp. 3.875% 2025	10,000	10,357
Bank of America Corp. 3.705% 2028	2,300	2,320
Bank of America Corp., Series L, 2.25% 2020	4,500	4,505
Barclays Bank PLC 4.95% 2047	1,200	1,288
BB&T Corp. 2.45% 2020	5,200	5,260
Berkshire Hathaway Finance Corp. 1.30% 2019	865	859
BPCE SA group 2.75% 2021	9,500	9,584
BPCE SA group 5.70% 20231	32,445	36,167
BPCE SA group 5.15% 20241	4,432	4,742
Capital One Financial Corp. 1.85% 2019	1,500	1,488
Capital One Financial Corp. 2.50% 2020	48,000	48,237
Charles Schwab Corp, Series E, junior subordinated 4.625% 2049	4,750	4,856
CIT Group Inc., Series C, 5.50% 20191	585	616
Citigroup Inc. 2.15% 2018	6,500	6,522
Citigroup Inc. 2.45% 2020	31,100	31,303
Citigroup Inc. 2.35% 2021	6,575	6,521
Citigroup Inc. 2.90% 2021	8,500	8,594
Citigroup Inc. 2.75% 2022	24,000	24,028
Citigroup Inc. 3.887% 2028	740	753
Credit Suisse Group AG 3.574% 20231	14,000	14,370
Credit Suisse Group AG 3.80% 2023	15,550	16,050
Danske Bank AS 1.65% 20191	18,000	17,839
Deutsche Bank AG 2.50% 2019	2,900	2,912
Deutsche Bank AG 2.85% 2019	8,700	8,797
Discover Financial Services 10.25% 2019	2,700	3,074
Discover Financial Services 4.10% 2027	24,000	24,090
General Motors Acceptance Corp. 7.50% 2020	3,500	3,973

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
Goldman Sachs Group, Inc. 2.30% 2019	$12,500	$12,540
Goldman Sachs Group, Inc. 2.625% 2021	1,500	1,504
Goldman Sachs Group, Inc. 2.875% 2021	23,726	23,999
Goldman Sachs Group, Inc. 3.00% 2022	28,430	28,708
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,632
Goldman Sachs Group, Inc. 2.800% 20232	3,000	3,099
Goldman Sachs Group, Inc. 2.908% 2023	950	947
Goldman Sachs Group, Inc. 3.75% 2025	638	654
Goldman Sachs Group, Inc. 3.50% 2026	1,246	1,241
Goldman Sachs Group, Inc. 3.691% 2028	2,859	2,874
Goldman Sachs Group, Inc. 5.30% (undated)	1,850	1,947
HSBC Holdings PLC 4.041% 2028	2,955	3,065
Intercontinentalexchange, Inc. 2.50% 2018	1,295	1,308
Intesa Sanpaolo SpA 3.875% 2019	1,485	1,522
Intesa Sanpaolo SpA 5.017% 20241	51,415	52,223
Intesa Sanpaolo SpA 5.71% 20261	19,875	21,022
JPMorgan Chase & Co. 2.55% 2020	5,000	5,044
JPMorgan Chase & Co. 2.55% 2021	23,500	23,626
JPMorgan Chase & Co. 2.70% 2023	17,325	17,147
JPMorgan Chase & Co. 2.776% 2023	12,000	12,028
JPMorgan Chase & Co. 3.54% 2028	645	649
JPMorgan Chase & Co. 3.782% 2028	2,601	2,663
Leucadia National Corp. 5.50% 2023	520	557
Lloyds Banking Group PLC 3.10% 2021	1,740	1,769
MetLife Global Funding I 2.30% 20191	675	681
MetLife Global Funding I 2.00% 20201	7,785	7,766
MetLife, Inc. 3.60% 2025	3,590	3,728
MetLife, Inc. 7.875% 20671	1,505	2,039
Metropolitan Life Global Funding I, 1.75% 20181	1,455	1,454
Morgan Stanley 2.125% 2018	7,500	7,526
Morgan Stanley 2.80% 2020	2,500	2,539
Morgan Stanley 2.50% 2021	44,400	44,386
Morgan Stanley 2.625% 2021	7,200	7,193
Morgan Stanley (3-month USD-LIBOR + 1.18%) 2.336% 20222	500	505
Morgan Stanley 2.75% 2022	750	750
Morgan Stanley (3-month USD-LIBOR + 1.22%) 2.373% 20242	1,750	1,760
Morgan Stanley 3.125% 2026	7,270	7,077
Morgan Stanley 3.875% 2026	7,525	7,756
Morgan Stanley 3.625% 2027	2,067	2,083
National Australia Bank Ltd. 2.50% 2022	3,000	2,985
New York Life Global Funding 2.10% 20191	1,000	1,005
New York Life Global Funding 1.95% 20201	145	145
New York Life Global Funding 1.70% 20211	2,750	2,681
New York Life Global Funding 2.30% 20221	1,000	995
NN Group NV, 4.50% 2049	€8,750	10,598
Nordea Bank AB 2.50% 20201	$7,425	7,499
PNC Bank 1.70% 2018	1,000	1,000
PNC Bank 2.55% 2021	1,000	1,007
PNC Financial Services Group, Inc. 2.854% 2022	6,050	6,110
PNC Funding Corp. 3.30% 2022	9,000	9,335
QBE Insurance Group Ltd. 2.40% 20181	5,710	5,716
Rabobank Nederland 2.75% 2022	1,125	1,143
Royal Bank of Canada 1.50% 2018	2,700	2,701
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)1	2,450	2,787

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
Royal Bank of Scotland PLC 3.498% 2023	$10,000	$10,070
Skandinaviska Enskilda Banken AB 2.80% 2022	1,500	1,518
Standard Chartered PLC 2.10% 20191	500	498
Swedbank AB 2.80% 20221	2,000	2,029
Travelers Companies, Inc. 3.75% 2046	200	197
Travelers Companies, Inc. 4.00% 2047	405	415
UBS Group AG 2.65% 20221	1,100	1,099
UniCredit SPA 3.75% 20221	13,225	13,558
UniCredit SPA 4.625% 20271	425	449
UniCredit SPA 5.861% 20321	1,575	1,621
Unum Group 3.00% 2021	520	525
US Bancorp. 2.00% 2020	1,000	1,005
US Bancorp. 3.15% 2027	2,800	2,809
Wells Fargo & Co. 2.10% 2021	17,500	17,276
Wells Fargo & Co. 3.00% 2026	3,320	3,237
Wells Fargo & Co. 3.584% 2028	2,925	2,959
		899,644
Energy6.26%
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 8.589% 20212,3,4,5	1,875	211
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.339% 20202,3,4,5	520	334
American Energy (Permian Basin) 7.375% 20211	725	602
Anadarko Petroleum Corp. 4.85% 2021	4,810	5,138
Anadarko Petroleum Corp. 5.55% 2026	1,730	1,937
Anadarko Petroleum Corp. 6.20% 2040	1,000	1,147
Anadarko Petroleum Corp. 6.60% 2046	5,096	6,315
Boardwalk Pipeline Partners 3.375% 2023	2,000	1,986
Boardwalk Pipelines, LP 4.45% 2027	3,580	3,673
Boardwalk Pipelines, LP 4.95% 2024	1,290	1,369
Canadian Natural Resources Ltd. 2.95% 2023	405	402
Canadian Natural Resources Ltd. 3.80% 2024	180	182
Canadian Natural Resources Ltd. 3.85% 2027	14,265	14,212
Canadian Natural Resources Ltd. 4.95% 2047	2,350	2,398
Cenovus Energy Inc. 3.80% 2023	1,120	1,106
Cenovus Energy Inc. 4.25% 20271	18,130	17,307
Cenovus Energy Inc. 5.25% 20371	193	181
Cenovus Energy Inc. 5.40% 20471	36,275	34,023
Cheniere Energy, Inc. 7.00% 2024	3,585	4,015
Cheniere Energy, Inc. 5.875% 2025	6,010	6,431
Cheniere Energy, Inc. 5.125% 20271	3,825	3,925
Chevron Corp. 2.355% 2022	5,000	4,980
Chevron Corp. 2.498% 2022	605	611
Chevron Corp. 2.954% 2026	600	596
Columbia Pipeline Partners LP 2.45% 2018	6,700	6,732
Columbia Pipeline Partners LP 3.30% 2020	975	1,000
Columbia Pipeline Partners LP 4.50% 2025	1,215	1,296
Columbia Pipeline Partners LP 5.80% 2045	1,910	2,284
Concho Resources Inc. 5.50% 2023	400	413
ConocoPhillips 4.95% 2026	4,774	5,327
DCP Midstream Operating LP 4.95% 2022	500	510
Devon Energy Corp. 3.25% 2022	2,200	2,189
Devon Energy Corp. 5.85% 2025	1,250	1,423
Devon Energy Corp. 5.00% 2045	2,000	2,048
Diamond Offshore Drilling, Inc. 4.875% 2043	3,375	2,194

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Enbridge Energy Partners, LP 9.875% 2019	$10,500	$11,747
Enbridge Energy Partners, LP 4.375% 2020	7,700	8,110
Enbridge Energy Partners, LP 5.20% 2020	5,655	6,000
Enbridge Energy Partners, LP 4.20% 2021	9,025	9,424
Enbridge Energy Partners, LP 5.875% 2025	13,960	15,953
Enbridge Energy Partners, LP 7.375% 2045	27,830	35,604
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	8,223
Enbridge Inc. 2.90% 2022	292	292
Enbridge Inc. 4.00% 2023	1,600	1,682
Enbridge Inc. 3.70% 2027	104	104
Enbridge Inc. 5.50% 2046	855	969
Energy Transfer Partners, LP 4.15% 2020	1,000	1,039
Energy Transfer Partners, LP 4.75% 2026	475	495
Energy Transfer Partners, LP 4.20% 2027	260	259
Energy Transfer Partners, LP 6.125% 2045	12,405	13,609
Energy Transfer Partners, LP 5.30% 2047	33,995	33,802
EnLink Midstream Partners, LP 2.70% 2019	1,850	1,847
EnLink Midstream Partners, LP 4.40% 2024	365	371
EnLink Midstream Partners, LP 4.15% 2025	280	277
EnLink Midstream Partners, LP 5.05% 2045	1,015	947
EnLink Midstream Partners, LP 5.45% 2047	475	476
Ensco PLC 5.20% 2025	1,810	1,480
Ensco PLC 5.75% 2044	285	190
Exxon Mobil Corp. 3.043% 2026	4,825	4,872
Exxon Mobil Corp. 4.114% 2046	1,000	1,059
Halliburton Co. 3.80% 2025	4,975	5,108
Halliburton Co. 5.00% 2045	845	904
Husky Energy Inc. 7.25% 2019	3,390	3,769
Kinder Morgan Energy Partners, LP 6.85% 2020	7,650	8,439
Kinder Morgan Energy Partners, LP 6.50% 2037	900	1,000
Kinder Morgan Energy Partners, LP 5.40% 2044	5,270	5,341
Kinder Morgan Energy Partners, LP 5.50% 2044	925	959
Kinder Morgan Finance Co. 5.05% 2046	248	250
Kinder Morgan, Inc. 4.30% 2025	492	512
Kinder Morgan, Inc. 5.30% 2034	760	785
Kinder Morgan, Inc. 5.55% 2045	6,000	6,389
MPLX LP 4.125% 2027	315	317
MPLX LP 5.20% 2047	320	329
NGL Energy Partners LP 6.875% 2021	1,000	997
NGPL PipeCo LLC 7.119% 20171	33,295	34,086
Noble Corp. PLC 5.75% 2018	430	434
Noble Corp. PLC 7.70% 2025	1,995	1,541
Noble Corp. PLC 8.70% 2045	1,760	1,267
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20211,5	3,575	1,948
Odebrecht Offshore Drilling Finance Ltd. 6.75% 20221,5	2,361	809
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 20231,5	189	65
Petrobras Global Finance Co. 8.375% 2021	8,935	10,024
Petrobras Global Finance Co. 6.125% 2022	13,380	13,848
Petrobras Global Finance Co. 4.375% 2023	1,200	1,135
Petrobras Global Finance Co. 7.375% 2027	390	414
Petrobras Global Finance Co. 7.25% 2044	45	44
Petrobras Global Finance Co. 6.85% 2115	335	297
Petrobras International Finance Co. 5.375% 2021	13,560	13,820
Petróleos Mexicanos 6.375% 2021	16,260	17,639

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Petróleos Mexicanos 5.375% 20221	$39,850	$42,002
Petróleos Mexicanos 3.50% 2023	1,400	1,345
Petróleos Mexicanos 4.625% 2023	1,100	1,116
Petróleos Mexicanos 6.875% 2026	2,080	2,310
Petróleos Mexicanos 7.47% 2026	MXN295,000	14,619
Petróleos Mexicanos 6.50% 20271	$14,690	15,799
Petróleos Mexicanos 6.75% 2047	460	466
Phillips 66 Partners LP 3.55% 2026	570	555
Phillips 66 Partners LP 4.68% 2045	125	120
Phillips 66 Partners LP 4.90% 2046	210	208
Pioneer Natural Resources Co. 3.45% 2021	185	190
Plains All American Pipeline, LP 4.50% 2026	1,250	1,267
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20191,5	665	650
Range Resources Corp. 4.875% 2025	2,075	1,982
Ras Laffan Liquefied Natural Gas II 5.298% 20205	413	429
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	1,875	1,922
Rice Energy Inc. 6.25% 2022	1,075	1,125
Rice Energy Inc. 7.25% 2023	150	162
Royal Dutch Shell PLC 2.50% 2026	190	182
Royal Dutch Shell PLC 3.75% 2046	26,610	25,285
Sabine Pass Liquefaction, LLC 5.625% 2021	1,100	1,198
Sabine Pass Liquefaction, LLC 6.25% 2022	2,800	3,173
Sabine Pass Liquefaction, LLC 5.625% 2023	1,000	1,113
Sabine Pass Liquefaction, LLC 5.75% 2024	9,000	10,036
Sabine Pass Liquefaction, LLC 5.625% 2025	11,980	13,248
Sabine Pass Liquefaction, LLC 5.875% 2026	9,800	10,987
Sabine Pass Liquefaction, LLC 5.00% 2027	4,670	4,975
Sabine Pass Liquefaction, LLC 4.20% 20281	790	800
Schlumberger BV 3.00% 20201	600	611
Schlumberger BV 3.625% 20221	222	231
Schlumberger BV 4.00% 20251	9,185	9,646
Shell International Finance BV 2.875% 2026	630	622
SM Energy Co. 6.75% 2026	75	72
Southwestern Energy Co. 4.05% 2020	1,000	1,027
Southwestern Energy Co. 4.10% 2022	2,125	1,991
Southwestern Energy Co. 6.70% 2025	6,705	6,588
Spectra Energy Partners, LP 2.95% 2018	1,615	1,634
Spectra Energy Partners, LP 4.50% 2045	65	64
Sunoco LP 6.25% 2021	775	812
Targa Resources Partners LP 4.125% 2019	600	610
Targa Resources Partners LP 5.125% 20251	175	181
Targa Resources Partners LP 5.375% 20271	175	182
TC PipeLines, LP 4.375% 2025	1,700	1,775
Tesoro Corp. 4.75% 20231	1,125	1,217
Tesoro Corp. 5.125% 20261	4,075	4,452
Tesoro Logistics LP 6.375% 2024	100	109
Total Capital Canada Ltd. 2.75% 2023	2,140	2,153
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	600	635
Transocean Inc. 5.80% 2022	2,195	2,047
Transocean Inc. 9.00% 20231	5,000	5,212
Valero Energy Partners LP 4.375% 2026	500	512
Western Gas Partners LP 2.60% 2018	280	281
Western Gas Partners LP 3.95% 2025	665	662
Western Gas Partners LP 4.65% 2026	310	318

American Funds Insurance Series — Bond Fund — Page 102 of 173

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Western Gas Partners LP 5.45% 2044	$1,350	$1,377
Williams Partners LP 5.25% 2020	3,000	3,230
Williams Partners LP 3.60% 2022	5,065	5,180
Williams Partners LP 4.50% 2023	500	534
Williams Partners LP 4.30% 2024	9,285	9,672
Williams Partners LP 4.00% 2025	500	510
Williams Partners LP 3.75% 2027	90	89
Williams Partners LP 5.40% 2044	555	589
Williams Partners LP 4.90% 2045	455	458
Williams Partners LP 5.10% 2045	5,180	5,394
		657,739
Health care4.96%
Abbott Laboratories 2.35% 2019	9,600	9,678
Abbott Laboratories 2.90% 2021	17,305	17,487
Abbott Laboratories 3.40% 2023	5,120	5,248
Abbott Laboratories 3.75% 2026	7,570	7,743
Abbott Laboratories 4.75% 2036	4,765	5,209
Abbott Laboratories 4.90% 2046	11,200	12,428
AbbVie Inc. 1.80% 2018	5,900	5,909
AbbVie Inc. 2.50% 2020	17,215	17,425
AbbVie Inc. 2.90% 2022	6,565	6,634
AbbVie Inc. 3.20% 2022	11,970	12,290
AbbVie Inc. 2.85% 2023	4,800	4,795
AbbVie Inc. 3.20% 2026	1,070	1,059
AbbVie Inc. 4.45% 2046	2,525	2,621
Aetna Inc. 1.50% 2017	3,755	3,755
Aetna Inc. 1.70% 2018	3,525	3,527
Allergan PLC 2.35% 2018	7,500	7,533
Allergan PLC 3.00% 2020	8,275	8,461
Allergan PLC 3.45% 2022	11,060	11,412
Allergan PLC 3.80% 2025	18,537	19,206
Allergan PLC 4.55% 2035	3,820	4,093
Amgen Inc. 2.65% 2022	1,000	1,004
Amgen Inc. 4.40% 2045	7,500	7,745
AstraZeneca PLC 2.375% 2022	370	369
Bayer AG 2.375% 20191	5,155	5,198
Becton, Dickinson and Co. 2.675% 2019	2,287	2,316
Becton, Dickinson and Co. 2.894% 2022	1,560	1,564
Becton, Dickinson and Co. 3.363% 2024	855	858
Becton, Dickinson and Co. 3.734% 2024	903	919
Becton, Dickinson and Co. 3.70% 2027	8,630	8,661
Becton, Dickinson and Co. 4.669% 2047	3,695	3,821
Boston Scientific Corp. 2.85% 2020	470	477
Boston Scientific Corp. 6.00% 2020	3,675	4,002
Boston Scientific Corp. 3.375% 2022	700	721
Boston Scientific Corp. 3.85% 2025	500	517
Cardinal Health, Inc. 1.70% 2018	1,400	1,403
Celgene Corp. 5.00% 2045	14,950	16,923
Centene Corp. 5.625% 2021	1,780	1,860
Centene Corp. 4.75% 2022	200	210
Centene Corp. 6.125% 2024	375	406
Centene Corp. 4.75% 2025	575	592
EMD Finance LLC 2.40% 20201	15,295	15,401

American Funds Insurance Series — Bond Fund — Page 103 of 173

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal?amount (000)	Value (000)
EMD Finance LLC 2.95% 20221	$2,200	$2,241
EMD Finance LLC 3.25% 20251	23,410	23,533
HCA Inc. 6.50% 2020	1,550	1,695
Hologic, Inc. 5.25% 20221	230	242
Humana Inc. 3.85% 2024	7,500	7,807
Humana Inc. 3.95% 2027	625	653
inVentiv Health, Inc. 7.50% 20241	350	382
Laboratory Corporation of America Holdings 3.60% 2025	4,465	4,540
Laboratory Corporation of America Holdings 4.70% 2045	9,360	9,697
Mallinckrodt PLC 5.625% 20231	850	780
MEDNAX, Inc. 5.25% 20231	130	134
Medtronic, Inc. 3.35% 2027	450	459
Medtronic, Inc. 4.625% 2045	5,015	5,666
Molina Healthcare, Inc. 5.375% 2022	1,165	1,239
Mylan Laboratories Inc. 2.50% 2019	3,500	3,530
Mylan Laboratories Inc. 3.15% 2021	10,815	11,012
Novartis AG 3.10% 2027	2,700	2,736
Pfizer Inc. 7.20% 2039	100	150
Quintiles Transnational Corp. 4.875% 20231	400	412
Roche Holdings, Inc. 2.375% 20271	500	475
Shire PLC 1.90% 2019	25,600	25,496
Shire PLC 2.40% 2021	20,730	20,507
Shire PLC 2.875% 2023	11,810	11,721
Shire PLC 3.20% 2026	17,000	16,658
Tenet Healthcare Corp. 4.625% 20241	293	295
Tenet Healthcare Corp. 4.625% 20241	213	214
Tenet Healthcare Corp., First Lien, 6.25% 2018	500	528
Tenet Healthcare Corp., First Lien, 4.75% 2020	10,000	10,400
Tenet Healthcare Corp., First Lien, 6.00% 2020	1,340	1,439
Teva Pharmaceutical Finance Company BV 1.40% 2018	3,655	3,647
Teva Pharmaceutical Finance Company BV 1.70% 2019	3,730	3,699
Teva Pharmaceutical Finance Company BV 2.20% 2021	4,645	4,564
Teva Pharmaceutical Finance Company BV 2.80% 2023	13,855	13,493
Teva Pharmaceutical Finance Company BV 3.15% 2026	37,830	36,001
Teva Pharmaceutical Finance Company BV 4.10% 2046	2,905	2,691
Thermo Fisher Scientific Inc. 2.40% 2019	4,050	4,082
UnitedHealth Group Inc. 1.40% 2017	3,020	3,019
UnitedHealth Group Inc. 1.90% 2018	6,820	6,846
UnitedHealth Group Inc. 3.35% 2022	4,585	4,790
UnitedHealth Group Inc. 3.75% 2025	5,610	5,915
UnitedHealth Group Inc. 3.10% 2026	1,745	1,756
UnitedHealth Group Inc. 3.375% 2027	500	512
UnitedHealth Group Inc. 3.45% 2027	1,185	1,220
UnitedHealth Group Inc. 4.625% 2035	3,435	3,872
UnitedHealth Group Inc. 4.20% 2047	250	265
WellPoint, Inc. 2.30% 2018	7,440	7,484
WellPoint, Inc. 2.25% 2019	1,250	1,256
Zimmer Holdings, Inc. 3.15% 2022	9,145	9,293
		520,526
Utilities4.23%
American Electric Power Co., Inc. 1.65% 2017	2,870	2,871
American Electric Power Co., Inc. 2.75% 2026	2,510	2,411
Berkshire Hathaway Energy Co. 4.50% 2045	6,095	6,635

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal?amount (000)	Value (000)
Calpine Corp. 5.375% 2023	$410	$401
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	8,142
CMS Energy Corp. 8.75% 2019	6,984	7,849
CMS Energy Corp. 5.05% 2022	18,288	20,134
CMS Energy Corp. 3.00% 2026	1,000	980
Comision Federal de Electricidad 4.75% 20271	475	490
Consolidated Edison Company of New York, Inc. 3.875% 2047	10,250	10,441
Consolidated Edison, Inc. 2.00% 2020	500	500
Consumers Energy Co. 3.25% 2046	4,050	3,729
Dominion Resources, Inc. 1.875% 20181	5,450	5,445
Dominion Resources, Inc. 1.60% 2019	1,140	1,131
Dominion Resources, Inc. 2.962% 2019	500	508
Dominion Resources, Inc. 2.579% 2020	20,575	20,694
Duke Energy Corp. 3.75% 2024	4,026	4,213
Duke Energy Corp. 2.65% 2026	5,435	5,173
Duke Energy Corp. 3.75% 2046	610	583
Duke Energy Florida, LLC 3.20% 2027	500	507
Duke Energy Florida, LLC 3.40% 2046	6,745	6,299
EDP Finance BV 4.90% 20191	10,000	10,514
EDP Finance BV 3.625% 20241	27,650	27,345
Electricité de France SA 2.15% 20191	145	146
Emera Inc. 6.75% 2076	1,150	1,305
Emera US Finance LP 2.15% 2019	460	460
Emera US Finance LP 2.70% 2021	954	956
Emera US Finance LP 3.55% 2026	495	497
Emera US Finance LP 4.75% 2046	500	531
Enel Finance International SA 3.625% 20271	1,000	993
Enel Finance International SA 4.75% 20471	10,450	10,811
Enel Società per Azioni 8.75% 20731	1,000	1,193
Entergy Corp. 2.40% 2026	1,400	1,321
Entergy Corp. 2.95% 2026	595	571
Entergy Corp. 3.12% 2027	1,450	1,447
Eversource Energy 2.75% 2022	2,327	2,347
Eversource Energy 2.80% 2023	2,000	2,008
Exelon Corp. 3.497% 2022	14,515	14,902
Exelon Corp. 3.40% 2026	1,570	1,568
FirstEnergy Corp. 2.85% 2022	300	299
FirstEnergy Corp. 3.90% 2027	21,290	21,338
FirstEnergy Corp. 7.375% 2031	7,747	10,215
FirstEnergy Corp. 4.85% 2047	14,480	14,734
FirstEnergy Corp., Series B, 4.25% 2023	5,505	5,797
Great Plains Energy Inc. 2.50% 2020	10,300	10,402
Great Plains Energy Inc. 3.90%2027	2,485	2,519
Great Plains Energy Inc. 4.20% 2047	1,025	1,050
Great Plains Energy Inc. 4.85% 2047	11,031	11,411
Iberdrola Finance Ireland 5.00% 20191	1,825	1,934
Indiana Michigan Power Co. 3.75% 2047	750	733
MidAmerican Energy Co. 3.10% 2027	500	504
MidAmerican Energy Co. 3.95% 2047	145	150
MidAmerican Energy Holdings Co. 5.75% 2018	7,740	7,972
MidAmerican Energy Holdings Co. 3.75% 2023	5,890	6,203
Mississippi Power Co. 4.25% 2042	6,772	6,007
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	15,295
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	5,500	5,985

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal?amount (000)	Value (000)
Niagara Mohawk Power Corp. 3.508% 20241	$7,875	$8,154
Niagara Mohawk Power Corp. 4.278% 20341	1,000	1,059
NV Energy, Inc 6.25% 2020	2,950	3,321
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,499
Pacific Gas and Electric Co. 3.25% 2023	5,815	6,002
Pacific Gas and Electric Co. 3.40% 2024	850	877
Pacific Gas and Electric Co. 4.75% 2044	336	384
PG&E Corp. 2.40% 2019	3,810	3,830
Progress Energy, Inc. 7.05% 2019	3,180	3,444
Progress Energy, Inc. 7.00% 2031	1,000	1,327
Progress Energy, Inc. 7.75% 2031	1,920	2,707
Public Service Co. of Colorado 5.80% 2018	7,860	8,195
Public Service Co. of Colorado 3.80% 2047	660	667
Public Service Enterprise Group Inc. 2.00% 2021	3,461	3,386
Puget Energy, Inc. 6.50% 2020	5,896	6,595
Puget Energy, Inc. 6.00% 2021	8,286	9,313
Puget Energy, Inc. 5.625% 2022	8,104	9,062
Puget Energy, Inc. 3.65% 2025	3,000	3,011
Southern Co. 2.15% 2019	10,675	10,686
Tampa Electric Co. 2.60% 2022	4,550	4,528
Teco Finance, Inc. 5.15% 2020	4,871	5,180
Union Electric Co. 2.95% 2027	500	496
Virginia Electric and Power Co. 1.20% 2018	2,700	2,695
Virginia Electric and Power Co. 3.15% 2026	1,250	1,259
Virginia Electric and Power Co. 4.45% 2044	8,295	9,111
Xcel Energy Inc. 4.70% 2020	12,750	13,504
Xcel Energy Inc. 3.30% 2025	5,850	5,912
Xcel Energy Inc. 4.80% 2041	1,490	1,599
		444,402
Consumer discretionary3.65%
21st Century Fox America, Inc. 4.95% 2045	1,885	2,051
21st Century Fox America, Inc. 4.75% 2046	1,550	1,663
Bayerische Motoren Werke AG 1.45% 20191	26,135	25,969
Bayerische Motoren Werke AG 2.00% 20211	500	496
Cablevision Systems Corp. 5.50% 20271	450	477
CBS Corp. 3.50% 2025	150	152
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	6,805	7,037
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	760	811
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20271	10,000	10,250
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 20281	750	741
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20471	545	580
Comcast Corp. 3.00% 2024	1,000	1,014
Comcast Corp. 2.35% 2027	915	860
Comcast Corp. 3.30% 2027	3,500	3,548
Cumulus Media Holdings Inc. 7.75% 2019	1,715	480
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.48% 20202,4,5	1,697	1,372
DaimlerChrysler North America Holding Corp. (3-month USD-LIBOR + 0.86%) 2.030% 20181,2	7,500	7,547
DaimlerChrysler North America Holding Corp. 1.50% 20191	1,000	991
DaimlerChrysler North America Holding Corp. 2.875% 20211	21,000	21,309
DaimlerChrysler North America Holding Corp. 2.85% 20221	500	506
DaimlerChrysler North America Holding Corp. 3.25% 20241	755	765
DaimlerChrysler North America Holding Corp. 3.30% 20251	5,500	5,563
Dollar General Corp. 1.875% 2018	1,211	1,212

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal?amount (000)	Value (000)
Dollar Tree Inc. 5.75% 2023	$1,225	$1,297
Duke University 3.299% 20465	135	130
Ford Motor Credit Co. 2.262% 2019	9,700	9,731
Ford Motor Credit Co. 2.375% 2019	18,650	18,743
Ford Motor Credit Co. 2.597% 2019	9,410	9,478
Ford Motor Credit Co. 2.681% 2020	17,750	17,879
Ford Motor Credit Co. 3.157% 2020	2,000	2,039
Ford Motor Credit Co. 3.336% 2021	300	306
Ford Motor Credit Co. 3.219% 2022	7,315	7,387
Ford Motor Credit Co. 3.096% 2023	500	495
Ford Motor Credit Co. 3.81% 2024	4,450	4,511
Ford Motor Credit Co. 4.134% 2025	15,000	15,286
Ford Motor Credit Co. 5.291% 2046	2,120	2,187
Gannett Co., Inc. 5.125% 2019	1,130	1,155
Gannett Co., Inc. 4.875% 20211	290	299
General Motors Financial Co. 2.40% 2019	17,990	18,047
General Motors Financial Co. 2.65% 2020	12,000	12,063
General Motors Financial Co. 3.70% 2020	15,895	16,457
General Motors Financial Co. 3.20% 2021	500	506
General Motors Financial Co. 4.20% 2021	1,500	1,574
General Motors Financial Co. 3.70% 2023	11,500	11,691
Hilton Worldwide Holdings Inc. 4.25% 20241	3,125	3,176
Home Depot, Inc. 4.40% 2021	7,500	8,087
Home Depot, Inc. 3.35% 2025	3,945	4,101
Home Depot, Inc. 3.90% 2047	995	1,013
Hyundai Capital America 2.00% 20191	365	362
Hyundai Capital America 2.55% 20201	4,700	4,691
Hyundai Capital America 2.60% 20201	325	326
Hyundai Capital Services Inc. 1.625% 20191	1,600	1,570
Limited Brands, Inc. 6.625% 2021	1,224	1,362
Lowe’s Companies, Inc. 3.10% 2027	1,850	1,844
Lowe’s Companies, Inc. 4.05% 2047	1,650	1,685
McDonald’s Corp. 3.50% 2027	1,000	1,019
McDonald’s Corp. 4.875% 2045	6,765	7,583
MGM Resorts International 7.75% 2022	2,000	2,352
NBC Universal Enterprise, Inc. 5.25% 20491	2,375	2,530
NBC Universal Media, LLC 5.15% 2020	10,000	10,893
Neiman Marcus Group LTD Inc. 8.75% 20211,6	1,160	563
Neiman Marcus Group LTD Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.339% 20202,4,5	3,653	2,765
Newell Rubbermaid Inc. 3.85% 2023	2,380	2,502
Newell Rubbermaid Inc. 4.20% 2026	4,465	4,746
Newell Rubbermaid Inc. 5.50% 2046	7,145	8,635
News America Inc. 4.00% 2023	1,100	1,163
NIKE, Inc. 3.875% 2045	7,145	7,222
Nissan Motor Co., Ltd. 1.55% 20191	10,580	10,465
Playa Resorts Holding BV 8.00% 20201	1,869	1,962
RCI Banque 3.50% 20181	8,280	8,378
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	300	309
Schaeffler Verwaltungs 4.75% 20261,6	340	345
Thomson Reuters Corp. 1.65% 2017	5,445	5,447
Thomson Reuters Corp. 4.30% 2023	240	258
Time Warner Inc. 3.80% 2027	4,535	4,575
Toyota Motor Credit Corp. 2.125% 2019	500	504
Toyota Motor Credit Corp. 2.25% 2023	1,130	1,106

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal?amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 1.65% 20181	$3,500	$3,497
Volkswagen Group of America Finance, LLC 2.45% 20191	520	523
Volkswagen Group of America Finance, LLC 2.40% 20201	4,555	4,573
Volkswagen International Finance NV 4.00% 20201	4,200	4,417
Walt Disney Co. 5.50% 2019	5,000	5,317
Walt Disney Co. 2.95% 2027	1,000	992
Warner Music Group 5.625% 20221	900	935
Wynn Macau, Ltd. 5.25% 20211	3,100	3,185
		383,633
Consumer staples2.71%
Altria Group, Inc. 2.85% 2022	5,000	5,081
Altria Group, Inc. 2.625% 2026	500	482
Altria Group, Inc. 4.50% 2043	3,000	3,206
Altria Group, Inc. 5.375% 2044	6,600	7,985
Altria Group, Inc. 3.875% 2046	2,235	2,180
Anheuser-Busch InBev NV 2.65% 2021	5,775	5,857
Anheuser-Busch InBev NV 3.30% 2023	11,570	11,927
Anheuser-Busch InBev NV 3.65% 2026	10,345	10,678
British American Tobacco International Finance PLC 2.75% 20201	5,550	5,626
British American Tobacco International Finance PLC 3.50% 20221	4,020	4,147
British American Tobacco International Finance PLC 3.95% 20251	5,550	5,770
Constellation Brands, Inc. 2.70% 2022	830	830
Constellation Brands, Inc. 3.50% 2027	170	170
Costco Wholesale Corp. 2.15% 2021	2,500	2,502
Costco Wholesale Corp. 3.00% 2027	2,500	2,497
CVS Health Corp. 1.90% 2018	4,550	4,563
CVS Health Corp. 2.80% 2020	4,550	4,635
CVS Health Corp. 2.125% 2021	11,310	11,181
CVS Health Corp. 3.50% 2022	4,550	4,723
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 6.726% 20232,4,5	17,221	17,393
Imperial Tobacco Finance PLC 2.05% 20181	3,360	3,365
Imperial Tobacco Finance PLC 3.50% 20231	2,835	2,905
Kroger Co. 2.00% 2019	4,005	4,003
Kroger Co. 2.60% 2021	9,500	9,508
Kroger Co. 3.50% 2026	2,020	1,995
Molson Coors Brewing Co. 1.90% 20191	5,865	5,860
Molson Coors Brewing Co. 2.25% 20201	5,025	5,028
Molson Coors Brewing Co. 2.10% 2021	2,515	2,475
Molson Coors Brewing Co. 3.00% 2026	5,730	5,523
Molson Coors Brewing Co. 4.20% 2046	4,730	4,661
Mondelez International, Inc. 1.625% 20191	18,600	18,436
PepsiCo, Inc. 2.25% 2022	1,750	1,751
PepsiCo, Inc. 4.00% 2047	1,575	1,617
Pernod Ricard SA 4.45% 20221	17,870	19,178
Philip Morris International Inc. 2.625% 2022	765	771
Philip Morris International Inc. 4.25% 2044	10,840	11,202
Reckitt Benckiser Group PLC 2.375% 20221	2,100	2,087
Reckitt Benckiser Group PLC 2.75% 20241	845	838
Reynolds American Inc. 2.30% 2018	1,790	1,798
Reynolds American Inc. 3.25% 2020	4,960	5,110
Reynolds American Inc. 3.25% 2022	2,250	2,266
Reynolds American Inc. 4.00% 2022	4,330	4,593
Reynolds American Inc. 4.85% 2023	6,430	7,098

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal?amount (000)	Value (000)
Reynolds American Inc. 4.45% 2025	$15,670	$16,850
Reynolds American Inc. 5.70% 2035	1,255	1,493
Reynolds American Inc. 6.15% 2043	3,750	4,705
Reynolds American Inc. 5.85% 2045	12,060	14,842
WM. Wrigley Jr. Co 3.375% 20201	12,905	13,330
		284,721
Telecommunication services1.64%
AT&T Inc. 1.40% 2017	3,615	3,612
AT&T Inc. 3.00% 2022	12,375	12,411
AT&T Inc. 3.80% 2024	19,357	19,862
AT&T Inc. 4.125% 2026	11,800	12,121
AT&T Inc. 4.25% 2027	2,650	2,745
AT&T Inc. 4.35% 2045	188	175
British Telecommunications PLC 9.125% 2030	169	258
CenturyLink, Inc., Series T, 5.80% 2022	3,500	3,653
Deutsche Telekom International Finance BV 1.50% 20191	16,100	15,882
Deutsche Telekom International Finance BV 1.95% 20211	16,364	15,960
Digicel Group Ltd. 8.25% 20201	1,800	1,690
France Télécom 9.00% 2031	1,580	2,395
Frontier Communications Corp. 11.00% 2025	300	280
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 9.85% 2020 (100% PIK)2,4,5,6	1,130	1,088
Orange SA 2.75% 2019	3,570	3,617
SoftBank Group Corp. 3.36% 20231,5	12,500	12,641
TELUS Corp. 3.70% 2027	750	760
Verizon Communications Inc. 5.15% 2023	30,415	33,825
Verizon Communications Inc. 4.125% 2027	6,295	6,515
Verizon Communications Inc. 4.272% 2036	5,280	5,118
Verizon Communications Inc. 4.125% 2046	6,500	5,816
Verizon Communications Inc. 4.522% 2048	10,620	10,110
Wind Acquisition SA 4.75% 20201	1,850	1,874
		172,408
Real estate1.25%
Alexandria Real Estate Equities, Inc. 2.75% 2020	2,075	2,090
Alexandria Real Estate Equities, Inc. 3.90% 2023	3,690	3,817
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,830	1,865
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	159
American Campus Communities, Inc. 3.35% 2020	2,910	2,987
American Campus Communities, Inc. 3.75% 2023	3,000	3,090
American Tower Corp. 3.40% 2019	7,525	7,685
Brandywine Operating Partnership, LP 4.95% 2018	4,875	4,982
Corporate Office Properties LP 5.25% 2024	10	11
Corporate Office Properties LP 5.00% 2025	480	508
DCT Industrial Trust Inc. 4.50% 2023	2,340	2,466
DDR Corp. 4.25% 2026	1,205	1,184
Developers Diversified Realty Corp. 4.75% 2018	775	790
Developers Diversified Realty Corp. 7.875% 2020	4,380	5,020
EPR Properties 4.50% 2025	585	594
EPR Properties 4.75% 2026	760	782
Essex Portfolio L.P. 3.25% 2023	335	336
Essex Portfolio L.P. 3.875% 2024	1,000	1,033
Gaming and Leisure Properties, Inc. 4.375% 2021	150	158
Gaming and Leisure Properties, Inc. 5.375% 2026	500	547

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal?amount (000)	Value (000)
Hospitality Properties Trust 6.70% 2018	$6,180	$6,206
Hospitality Properties Trust 4.25% 2021	4,750	4,956
Hospitality Properties Trust 5.00% 2022	1,370	1,470
Hospitality Properties Trust 4.50% 2025	1,175	1,208
Howard Hughes Corp. 5.375% 20251	5,700	5,843
Iron Mountain Inc. 6.00% 20201	1,500	1,558
Kimco Realty Corp. 6.875% 2019	3,500	3,856
Kimco Realty Corp. 3.40% 2022	1,045	1,066
Omega Healthcare Investors, Inc. 4.375% 2023	900	924
Piedmont Operating Partnership LP 4.45% 2024	1,000	1,026
Prologis, Inc. 3.35% 2021	10,900	11,265
Prologis, Inc. 4.25% 2023	7,410	8,009
Prologis, Inc. 3.75% 2025	5,320	5,549
Scentre Group 2.375% 20191	2,465	2,471
Scentre Group 2.375% 20211	175	173
Scentre Group 3.50% 20251	4,765	4,788
Select Income REIT 4.15% 2022	10,735	10,832
WEA Finance LLC 2.70% 20191	5,675	5,725
WEA Finance LLC 3.25% 20201	14,375	14,639
		131,668
Industrials1.15%
Airbus Group SE 2.70% 20231	2,220	2,234
Allison Transmission Holdings, Inc. 5.00% 20241	150	154
ARAMARK Corp. 5.125% 2024	1,200	1,265
BNSF Funding Trust I 6.613% 2055	1,680	1,939
Canadian National Railway Co. 5.55% 2018	5,000	5,171
Caterpillar Inc. 2.10% 2020	30,650	30,863
CEVA Group PLC 7.00% 20211	775	725
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 6.50% 20212,4,5	853	798
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 6.672% 20212,4,5	150	140
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 6.672% 20212,4,5	871	815
CEVA Logistics U.S. Holdings Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.672% 20212,4,5	1,201	1,123
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20195	57	58
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20195	110	112
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20205	320	334
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20215	—	—
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 20225	84	91
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 20225	1,186	1,287
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 20225	453	502
Corporate Risk Holdings LLC 9.50% 20191	1,804	1,921
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)1,6,7	427	457
CSX Corp. 3.25% 2027	841	851
Deck Chassis Acquisition Inc. 10.00% 20231	1,000	1,113
ERAC USA Finance Co. 4.20% 20461	750	710
FedEx Corp. 4.40% 2047	1,000	1,034
General Electric Capital Corp. 2.342% 2020	4,788	4,828
General Electric Capital Corp. 3.10% 2023	1,850	1,920
General Electric Capital Corp. 3.373% 2025	4,815	4,984
General Electric Co. 2.70% 2022	5,000	5,089
Honeywell International Inc. 2.50% 2026	1,625	1,560
John Deere Capital Corp. 1.95% 2020	1,785	1,790
Lockheed Martin Corp. 2.50% 2020	3,155	3,201
Lockheed Martin Corp. 3.10% 2023	1,330	1,362

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal?amount (000)	Value (000)
Lockheed Martin Corp. 3.55% 2026	$3,045	$3,161
Lockheed Martin Corp. 4.50% 2036	2,155	2,360
Lockheed Martin Corp. 4.70% 2046	5,695	6,435
LSC Communications, Inc. 8.75% 20231	200	210
Republic Services, Inc. 5.00% 2020	5,000	5,373
Rockwell Collins, Inc. 2.80% 2022	245	248
Roper Technologies, Inc. 2.80% 2021	175	177
Roper Technologies, Inc. 3.80% 2026	420	432
Siemens AG 2.35% 20261	1,000	945
TransDigm Inc. 5.50% 2020	675	686
United Rentals, Inc. 5.50% 2027	5,000	5,162
United Technologies Corp. 3.125% 2027	17,400	17,465
United Technologies Corp. 4.05% 2047	200	206
		121,291
Information technology1.06%
Analog Devices, Inc. 2.50% 2021	6,535	6,547
Analog Devices, Inc. 3.125% 2023	1,450	1,467
Analog Devices, Inc. 3.50% 2026	7,140	7,210
Apple Inc. 1.55% 2021	12,130	11,857
Apple Inc. 2.85% 2024	1,300	1,308
Apple Inc. 3.00% 2024	170	173
Apple Inc. 3.20% 2027	1,790	1,809
Apple Inc. 3.35% 2027	1,052	1,078
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 6.158% 20212,4,5	124	124
Broadcom Ltd. 3.00% 20221	17,150	17,319
Broadcom Ltd. 3.625% 20241	2,950	3,021
Broadcom Ltd. 3.875% 20271	12,360	12,718
Dell Inc. 2.65% 2020	6,075	5,965
First Data Corp. 5.00% 20241	1,000	1,032
Harris Corp. 1.999% 2018	6,400	6,410
Harris Corp. 2.70% 2020	1,400	1,411
Harris Corp. 3.832% 2025	945	980
Infor (US), Inc. 5.75% 20201	225	233
Microsoft Corp. 1.85% 2020	250	251
Microsoft Corp. 2.40% 2022	397	401
Microsoft Corp. 2.875% 2024	5,150	5,237
Microsoft Corp. 3.30% 2027	1,069	1,101
Microsoft Corp. 4.25% 2047	13,875	15,083
NXP BV and NXP Funding LLC 4.125% 20211	2,000	2,111
Oracle Corp. 1.90% 2021	500	496
Oracle Corp. 2.65% 2026	500	480
Oracle Corp. 4.125% 2045	2,525	2,606
Oracle Corp. 4.00% 2046	550	558
Xerox Corp. 3.50% 2020	2,000	2,037
		111,023
Materials0.66%
ArcelorMittal 7.50% 2041	2,500	2,769
Ball Corp. 4.375% 2020	300	316
BHP Billiton Finance Ltd. 6.25% 20751	5,265	5,755
Chemours Co. 6.625% 2023	950	1,009
FMG Resources 9.75% 20221	2,465	2,819
Holcim Ltd. 5.15% 20231	1,760	1,942

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal?amount (000)	Value (000)
LYB International Finance BV 3.50% 2027	$685	$677
Olin Corp. 5.125% 2027	6,175	6,376
Owens-Illinois, Inc. 5.875% 20231	710	784
Owens-Illinois, Inc. 6.375% 20251	290	326
Potash Corp. of Saskatchewan Inc. 4.00% 2026	1,500	1,550
Rayonier Advanced Materials Inc. 5.50% 20241	1,360	1,330
Sherwin-Williams Co. 2.75% 2022	250	250
Sherwin-Williams Co. 3.125% 2024	145	146
Sherwin-Williams Co. 3.45% 2027	930	938
Sherwin-Williams Co. 4.50% 2047	235	248
Vale Overseas Ltd. 5.875% 2021	22,390	24,092
Vale Overseas Ltd. 4.375% 2022	2,610	2,663
Vale Overseas Ltd. 6.25% 2026	4,918	5,318
Vale Overseas Ltd. 6.875% 2036	6,700	7,219
Vale Overseas Ltd. 6.875% 2039	2,300	2,478
		69,005
Total corporate bonds & notes		3,796,060
Mortgage-backed obligations27.23% Federal agency mortgage-backed obligations26.58%
Fannie Mae 5.50% 20235	824	871
Fannie Mae 4.50% 20255	462	487
Fannie Mae 6.00% 20265	337	380
Fannie Mae 5.50% 20275	204	226
Fannie Mae 6.00% 20275	547	615
Fannie Mae 4.00% 20365	676	719
Fannie Mae 6.00% 20375	1,400	1,591
Fannie Mae 6.00% 20375	142	154
Fannie Mae 5.50% 20385	3,285	3,662
Fannie Mae 5.50% 20385	495	552
Fannie Mae 4.00% 20405	1,645	1,737
Fannie Mae 5.00% 20405	553	611
Fannie Mae 5.00% 20415	4,553	4,988
Fannie Mae 5.00% 20415	4,336	4,748
Fannie Mae 5.00% 20415	2,556	2,844
Fannie Mae 5.00% 20415	1,801	2,003
Fannie Mae 5.00% 20415	1,305	1,453
Fannie Mae 5.00% 20415	938	1,046
Fannie Mae 4.00% 20435	16,588	17,506
Fannie Mae 4.00% 20435	2,106	2,217
Fannie Mae 3.00% 20465	77,742	77,700
Fannie Mae 3.50% 20465	31,211	32,210
Fannie Mae 3.50% 20465	2,781	2,873
Fannie Mae 4.00% 20465	51,064	53,719
Fannie Mae 4.00% 20465	22,171	23,323
Fannie Mae 4.00% 20465	16,975	17,980
Fannie Mae 4.00% 20465	4,588	4,849
Fannie Mae 3.00% 20475,8	43,330	43,198
Fannie Mae 3.50% 20475,8	46,740	47,995
Fannie Mae 4.00% 20475,8	385,400	404,391
Fannie Mae 4.00% 20475,8	120,500	126,657
Fannie Mae 4.50% 20475,8	190,000	203,790
Fannie Mae 4.50% 20475,8	750	802

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Fannie Mae Pool #924866 2.765% 20372,5	$1,173	$1,219
Fannie Mae, Series 2001-4, Class GA, 9.311% 20252,5	6	6
Fannie Mae, Series 2001-T10, Class A1, 7.00% 20415	33	38
Fannie Mae, Series 2001-50, Class BA, 7.00% 20415	20	23
Fannie Mae, Series 2002-W3, Class A5, 7.50% 20415	37	44
Fannie Mae, Series 2002-W1, Class 2A, 6.104% 20422,5	46	52
Freddie Mac 5.50% 20335	187	210
Freddie Mac 3.00% 20355	54,447	55,516
Freddie Mac 3.50% 20365	40,764	42,450
Freddie Mac 3.50% 20365	3,495	3,640
Freddie Mac 4.00% 20365	901	958
Freddie Mac 5.50% 20385	186	207
Freddie Mac 5.50% 20385	142	158
Freddie Mac 5.50% 20395	268	298
Freddie Mac 4.50% 20405	553	595
Freddie Mac 5.50% 20405	1,049	1,168
Freddie Mac 4.50% 20415	653	702
Freddie Mac 5.50% 20415	1,462	1,629
Freddie Mac 3.50% 20455	42,618	44,145
Freddie Mac 3.50% 20465	106,869	109,878
Freddie Mac 3.50% 20465	8,280	8,542
Freddie Mac 4.00% 20465	4,426	4,660
Freddie Mac 3.00% 20475,8	131,109	130,812
Freddie Mac 3.50% 20475,8	255,000	261,465
Freddie Mac 3.50% 20475,8	50,000	51,355
Freddie Mac 3.50% 20475,8	200	205
Freddie Mac 4.00% 20475,8	301,000	315,956
Freddie Mac 4.00% 20475,8	50,000	52,580
Freddie Mac 4.50% 20475,8	25,000	26,775
Freddie Mac, Series K716, Class A2, multifamily 3.13% 20215	6,875	7,147
Freddie Mac, Series K020, Class A2, multifamily 2.373% 20225	4,500	4,541
Freddie Mac, Series K718, Class A2, multifamily 2.791% 20225	9,640	9,910
Freddie Mac, Series 3061, Class PN, 5.50% 20355	178	199
Freddie Mac, Series 3146, Class PO, principal only, 0% 20365	389	338
Freddie Mac, Series 3156, Class PO, principal only, 0% 20365	340	297
Freddie Mac, Series 3318, Class JT, 5.50% 20375	477	515
Government National Mortgage Assn. 4.50% 20405	1,403	1,507
Government National Mortgage Assn. 4.50% 20455	20,019	21,292
Government National Mortgage Assn. 4.50% 20455	19,446	20,682
Government National Mortgage Assn. 4.50% 20455	17,423	18,531
Government National Mortgage Assn. 4.50% 20455	6,928	7,368
Government National Mortgage Assn. 4.50% 20455	1,994	2,121
Government National Mortgage Assn. 4.00% 20475,8	315,681	332,180
Government National Mortgage Assn. 4.00% 20475,8	55,919	58,759
Government National Mortgage Assn. 4.50% 20475	50,760	54,049
Government National Mortgage Assn. 4.50% 20475	28,856	30,704
Government National Mortgage Assn. 4.50% 20475	9,617	10,231
Government National Mortgage Assn. 4.50% 20475	7,814	8,317
		2,791,871
Commercial mortgage-backed securities0.40%
Banc of America Commercial Mortgage Inc., Series 2007-4, Class AM, 6.158% 20512,5	991	991
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A4, 6.466% 20512,5	2,270	2,289
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.694% 20502,5	522	525

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal?amount (000)	Value (000)
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 20502,5	$2,380	$2,407
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AM, 6.385% 20492,5	5,000	5,081
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.867% 20492,5	12,610	12,660
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716% 20515	4,169	4,192
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20261,5	669	704
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 20402,5	10,925	10,939
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.414% 20452,5	2,110	2,138
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.076% 20492,5	359	359
		42,285
Collateralized mortgage-backed (privately originated)0.25%
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 20581,2,5	7,296	7,372
Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.9419% 20271,5	1,055	1,055
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20561,2,5	17,317	17,493
		25,920
Total mortgage-backed obligations		2,860,076
U.S. Treasury bonds & notes21.22% U.S. Treasury18.45%
U.S. Treasury 0.75% 2019	1,678	1,655
U.S. Treasury 1.00% 2019	1,489	1,475
U.S. Treasury 1.125% 2019	8,500	8,469
U.S. Treasury 1.50% 2020	460	459
U.S. Treasury 8.75% 2020	40,000	48,706
U.S. Treasury 1.375% 20219	70,000	69,037
U.S. Treasury 2.00% 2021	225	227
U.S. Treasury 1.75% 2022	18,557	18,456
U.S. Treasury 1.75% 2022	5,684	5,651
U.S. Treasury 1.875% 2022	635	636
U.S. Treasury 2.00% 2022	222,750	223,262
U.S. Treasury 2.125% 2022	150,000	151,647
U.S. Treasury 2.25% 2023	115,000	116,145
U.S. Treasury 2.125% 2024	260,000	260,325
U.S. Treasury 2.125% 2024	25,000	25,018
U.S. Treasury 2.25% 2024	80,000	80,759
U.S. Treasury 2.25% 2027	226,075	225,094
U.S. Treasury 2.375% 2027	281,212	283,102
U.S. Treasury 6.125% 2027	25,000	33,777
U.S. Treasury 2.875% 2045	413	416
U.S. Treasury 3.00% 2045	30,000	30,953
U.S. Treasury 2.50% 2046	38,000	35,416
U.S. Treasury 2.875% 2046	3,593	3,618
U.S. Treasury 3.00% 2047	196,713	203,228
U.S. Treasury 3.00% 2047	106,625	110,215
		1,937,746
U.S. Treasury inflation-protected securities2.77%
U.S. Treasury Inflation-Protected Security 0.375% 202510	52,608	52,271
U.S. Treasury Inflation-Protected Security 2.00% 202610	37,264	41,789
U.S. Treasury Inflation-Protected Security 0.375% 202710	79,415	78,066

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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal?amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 1.00% 204610	$30,957	$30,980
U.S. Treasury Inflation-Protected Security 0.875% 204710	90,148	87,605
		290,711
Total U.S. Treasury bonds & notes		2,228,457
Bonds & notes of governments & government agencies outside the U.S.6.66%
Brazil (Federative Republic of) Global 6.00% 2026	23,500	25,415
Dominican Republic 5.95% 20271	8,100	8,485
Germany (Federal Republic of) 0.10% 202610	€25,636	31,532
Hungary 4.00% 2019	$1,000	1,034
Japan, Series 19, 0.10% 202410	¥5,339,655	49,482
Japan, Series 20, 0.10% 202510	11,261,250	104,458
Kuwait (State of) 3.50% 20271	$15,800	16,170
Malaysia (Federation of), Series 0315, 3.659% 2020	MYR49,000	11,428
Malaysia (Federation of), Series 0416, 3.62% 2021	42,750	9,930
Manitoba (Province of) 3.05% 2024	$5,050	5,196
Ontario (Province of) 3.20% 2024	9,000	9,350
Peru (Republic of) 4.125% 2027	9,540	10,422
Portuguese Republic 2.20% 2022	€20,000	23,893
Portuguese Republic 5.125% 2024	$94,400	96,524
Portuguese Republic 4.125% 2027	€20,000	24,967
Saudi Arabia (Kingdom of) 3.25% 20261	$5,000	4,963
Saudi Arabia (Kingdom of) 3.628% 20271	5,000	5,114
Turkey (Republic of) 5.625% 2021	20,800	22,094
Turkey (Republic of) 5.75% 2047	4,800	4,707
United Mexican States 3.60% 2025	12,000	12,174
United Mexican States 6.05% 2040	3,990	4,718
United Mexican States 5.55% 2045	4,030	4,529
United Mexican States 4.00% 204610	MXN143,843	8,634
United Mexican States 4.35% 2047	$5,000	4,709
United Mexican States, Series M, 6.50% 2021	MXN3,132,700	172,114
United Mexican States, Series M, 5.75% 2026	527,500	27,163
		699,205
Asset-backed obligations3.59%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 20205	$15,895	15,899
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87% 20215	175	177
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 20225	5,970	6,006
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 20225	2,485	2,517
BlueMountain CLO Ltd., Series 2014-2A, Class AR, CLO, (3-month USD LIBOR + 0.93%) 2.225% 20261,2,5	8,280	8,282
Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A, 1.48% 20205	8,401	8,403
Capital One Multi-Asset Execution Trust, Series 2007-A7, Class A7, 5.75% 20205	16,010	16,153
Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5, 1.60% 20215	11,585	11,593
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 20235	1,293	1,353
Chase Issuance Trust, Series 2016-A7, Class A, 1.06% 20195	24,050	24,035
Chase Issuance Trust, Series 2013-A7, Class A, (1-month USD-LIBOR + 0.43%) 1.589% 20202,5	9,565	9,604
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class B, 2.07% 20211,5	2,500	2,505
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, (1-month USD-LIBOR + 1.15%) 2.366% 20202,5	10,870	10,939
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 20201,5	7,100	7,189
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 20221,5	5,700	5,698
Discover Card Execution Note Trust, Series 2015-A1, Class A1, (1-month USD-LIBOR + 0.35%) 1.509% 20202,5	7,980	7,996

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2015-DA, Class B, 2.59% 20191,5	$473	$474
Drive Auto Receivables Trust, Series 2017-AA, Class A3, 1.77% 20201,5	9,690	9,697
Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.61% 20211,5	19,400	19,452
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 20211,5	5,624	5,656
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 20211,5	4,061	4,093
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 20211,5	2,500	2,512
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 20211,5	3,500	3,534
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 20211,5	10,000	10,156
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 20225	12,000	12,038
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 20221,5	9,760	9,836
Drivetime Auto Owner Trust, Series 2017-1A, Class B, 2.26% 20211,5	4,100	4,096
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 20221,5	6,625	6,641
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 20221,5	2,650	2,667
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20221,5	12,175	12,200
Exeter Automobile Receivables Trust, Series 2015-1A, Class C, 4.10% 20201,5	7,500	7,661
Exeter Automobile Receivables Trust, Series 2015-2A, Class C, 3.90% 20211,5	3,000	3,047
Exeter Automobile Receivables Trust, Series 2015-3A, Class C, 4.83% 20211,5	1,000	1,032
Exeter Automobile Receivables Trust, Series 2014-1A, Class D, 5.53% 20211,5	3,500	3,592
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class B, 1.75% 20215	1,620	1,610
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A1, 1.95% 20215	5,500	5,509
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A1, 2.22% 20221,5	7,365	7,398
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 20191,5	11,000	10,967
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 20211,5	7,974	7,934
Home Equity Mortgage Trust, Series 2006-6, Class 2A1, (1-month USD-LIBOR + 0.10%) 1.416% 20372,5	1,378	131
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 20195	1,179	1,180
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 20205	1,620	1,621
Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.26% 20205	2,750	2,756
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47% 20205	4,000	4,025
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 20215	1,060	1,065
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 20215	1,550	1,566
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 20215	805	809
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 20215	3,035	3,073
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 20225	1,200	1,202
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 20225	13,605	13,612
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 20225	10,775	10,930
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 20331,5	3,140	3,147
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 20381,5	1,077	1,061
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 20211,5	490	488
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 20211,5	32,080	32,213
Verizon Owner Trust, Series 2017-1A, Class B, 2.45% 20211,5	2,000	2,016
Verizon Owner Trust, Series 2017-1A, Class C, 2.65% 20211,5	2,500	2,518
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 20221,5	3,000	3,011
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 20251,5	406	406
		376,981
Municipals1.78% Illinois1.14%
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	16,830	16,913
G.O. Bonds, Pension Funding Series 2003, 5.10% 20335	81,515	76,389
G.O. Bonds, Pension Funding Series 2013, 5.877% 2019	400	414
G.O. Bonds, Series 2013-B, 3.65% 2020	1,000	984
G.O. Bonds, Series 2013-B, 4.11% 2022	750	710
G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	1,991
G.O. Bonds, Series 2013-B, 4.91% 2027	1,450	1,339
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.547% 2019	335	344

American Funds Insurance Series — Bond Fund — Page 116 of 173

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Bonds, notes & other debt instruments Municipals (continued) Illinois (continued)	Principal?amount (000)	Value (000)
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	$13,780	$14,156
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	250	258
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,000	2,037
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	2,950	2,986
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	750	751
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	400	414
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	375	387
		120,073
California0.38%
High-Speed Passenger Train G.O. Ref. Bonds, Series 2017-A, 2.367% 2022	3,875	3,897
Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 2.203% 2018	8,000	8,013
State of California, Various Purpose G.O. Bonds, 7.50% 2034	2,200	3,205
State of California, Various Purpose G.O. Bonds, 7.35% 2039	3,260	4,793
State of California, Various Purpose G.O. Bonds, 7.60% 2040	10,000	15,576
State of California, Various Purpose G.O. Bonds, 7.625% 2040	2,900	4,433
		39,917
Florida0.15%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	15,000	15,334
Puerto Rico0.09%
State of Puerto Rico, Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, National insured, 0% 2041	36,750	8,902
New Jersey0.02%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY,4.447% 2020	2,500	2,568
		186,794
Federal agency bonds & notes0.12%
Fannie Mae 2.125% 2026	12,410	12,135
Total bonds, notes & other debt instruments (cost: $10,083,200,000)		10,159,708
Common stocks0.02% Information technology0.01%	Shares
Corporate Risk Holdings I, Inc.7,11	70,193	1,093
Corporate Risk Holdings Corp.7,11	355	—
		1,093
Consumer discretionary0.00%
Adelphia Recovery Trust, Series ACC-17,11	2,409,545	2
Miscellaneous0.01%
Other common stocks in initial period of acquisition		1,049
Total common stocks (cost: $1,644,000)		2,144

American Funds Insurance Series — Bond Fund — Page 117 of 173

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Rights & warrants0.00% Utilities0.00%	Shares	Value (000)
Vistra Energy Corp., rights1,7,8,11	62,508	$71
Total rights & warrants (cost: $100,000)		71
Short-term securities22.07%	Principal?amount (000)
Apple Inc. 1.10%–1.18% due 8/7/2017–10/2/20171	$105,000	104,788
Cisco Systems, Inc. 1.12% due 7/19/20171	25,000	24,986
Citibank, N.A. 1.29% due 9/29/2017	100,000	100,002
Federal Home Loan Bank 0.64%–1.05% due 7/5/2017–9/26/2017	1,178,600	1,177,176
Freddie Mac 0.83% due 8/7/2017	50,000	49,959
General Electric Co. 1.08% due 7/3/2017	43,500	43,496
Johnson & Johnson 1.07% due 8/31/20171	94,300	94,120
National Rural Utilities Cooperative Finance Corp. 1.15% due 8/2/2017	59,200	59,136
Private Export Funding Corp. 1.01% due 8/4/20171	25,000	24,971
Qualcomm Inc. 0.91% due 7/20/20171	18,900	18,888
U.S. Bank, N.A. 1.21% due 10/24/2017–10/25/2017	175,000	175,016
U.S. Treasury Bills 0.59%–1.07% due 7/13/2017–12/21/2017	447,000	445,424
Total short-term securities (cost: $2,317,806,000)		2,317,962
Total investment securities118.83% (cost: $12,402,750,000)		12,479,885
Other assets less liabilities (18.83)%		(1,977,186)
Net assets100.00%		$10,502,699

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount12 (000)	Value at 6/30/201713 (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
10 Year Euro-Bund Futures	Short	120	September 2017	$(12,000)	$(22,186)	$345
10 Year U.S. Treasury Note Futures	Long	2,174	September 2017	217,400	272,905	(1,303)
10 Year Ultra U.S. Treasury Note Futures	Short	45	September 2017	(4,500)	(6,066)	19
30 Year Ultra U.S. Treasury Bond Futures	Short	51	September 2017	(5,100)	(8,460)	28
5 Year U.S. Treasury Note Futures	Long	4,995	October 2017	499,500	588,591	(3,244)
2 Year U.S. Treasury Note Futures	Short	3,200	October 2017	(640,000)	(691,550)	547
						$(3,608)

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 6/30/2017 (000)
Purchases (000)	Sales (000)
USD66,550	MXN1,220,000	Bank of America, N.A.	7/10/2017	$(561)
USD65,409	MXN1,200,000	JPMorgan Chase	7/10/2017	(602)
USD65,343	MXN1,200,000	JPMorgan Chase	7/11/2017	(656)

American Funds Insurance Series — Bond Fund — Page 118 of 173

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Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 6/30/2017 (000)
Purchases (000)	Sales (000)
USD31,168	JPY3,430,000	UBS AG	7/12/2017	$656
USD13,134	JPY1,445,000	Bank of America, N.A.	7/12/2017	280
USD54,738	EUR48,800	Citibank	7/17/2017	(1,051)
USD65,574	JPY7,300,000	HSBC Bank	7/24/2017	599
USD44,244	JPY4,925,000	JPMorgan Chase	7/24/2017	408
USD13,837	MXN252,000	Barclays Bank PLC	7/24/2017	9
USD18,708	EUR16,750	Citibank	7/28/2017	(453)
USD56,861	AUD75,000	JPMorgan Chase	8/4/2017	(756)
USD5,364	EUR4,750	JPMorgan Chase	9/7/2017	(81)
USD9,606	EUR8,500	JPMorgan Chase	9/7/2017	(138)
USD9,708	EUR8,600	JPMorgan Chase	9/7/2017	(151)
				$(2,497)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2017 (000)
1.35375%	U.S. EFFR	4/27/2019	$37,000	$(28)	$—	$(28)
1.669%	3-month USD-LIBOR	10/28/2019	112,000	46	—	46
1.6915%	3-month USD-LIBOR	6/3/2020	1,600	(2)	—	(2)
1.7345%	3-month USD-LIBOR	12/31/2020	120,000	(258)	—	(258)
3-month USD-LIBOR	1.975%	4/27/2022	15,000	(30)	—	(30)
3-month USD-LIBOR	2.1305%	7/17/2022	100,000	(859)	—	(859)
1.9375%	3-month USD-LIBOR	12/18/2022	150,000	(411)	—	(411)
3-month USD-LIBOR	2.701%	6/9/2024	60,000	(2,354)	—	(2,354)
3-month USD-LIBOR	2.6815%	9/24/2024	1,600	(61)	—	(61)
3-month USD-LIBOR	2.54%	10/3/2024	400	(11)	—	(11)
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(841)	—	(841)
3-month USD-LIBOR	2.342%	10/21/2024	$290	(4)	—	(4)
3-month USD-LIBOR	2.326%	10/22/2024	800	(11)	—	(11)
3-month USD-LIBOR	2.372%	10/24/2024	1,150	(19)	—	(19)
3-month USD-LIBOR	2.438%	11/19/2024	2,750	(59)	—	(59)
3-month USD-LIBOR	2.4585%	11/24/2024	23,000	(522)	—	(522)
3-month USD-LIBOR	2.4295%	11/25/2024	800	(17)	—	(17)
3-month USD-LIBOR	2.353%	12/8/2024	700	(11)	—	(11)
3-month USD-LIBOR	2.2845%	12/12/2024	330	(3)	—	(3)
3-month USD-LIBOR	1.8185%	1/20/2025	900	21	—	21
3-month USD-LIBOR	1.9365%	1/22/2025	1,500	22	—	22
3-month USD-LIBOR	2.192%	3/18/2025	1,850	(6)	—	(6)
3-month USD-LIBOR	2.0475%	3/23/2025	450	3	—	3
3-month USD-LIBOR	2.3175%	5/8/2025	1,500	(18)	—	(18)
3-month USD-LIBOR	2.339%	5/13/2025	375	(5)	—	(5)
3-month USD-LIBOR	2.351%	5/15/2025	590	(8)	—	(8)
3-month USD-LIBOR	2.287%	5/20/2025	500	(5)	—	(5)
3-month USD-LIBOR	2.227%	5/28/2025	260	(1)	—	(1)
3-month USD-LIBOR	2.2125%	5/29/2025	465	(2)	—	(2)
3-month USD-LIBOR	2.451%	6/5/2025	650	(14)	—	(14)
3-month USD-LIBOR	2.46%	6/10/2025	2,536	(56)	—	(56)

American Funds Insurance Series — Bond Fund — Page 119 of 173

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2017 (000)
3-month USD-LIBOR	2.455%	6/24/2025	$235	$(5)	$—	$(5)
3-month USD-LIBOR	2.428%	7/2/2025	2,000	(39)	—	(39)
3-month USD-LIBOR	2.397%	7/13/2025	900	(15)	—	(15)
3-month USD-LIBOR	2.535%	7/15/2025	800	(22)	—	(22)
3-month USD-LIBOR	2.4615%	7/22/2025	1,300	(28)	—	(28)
3-month USD-LIBOR	2.312%	7/29/2025	1,000	(11)	—	(11)
3-month USD-LIBOR	2.331%	7/30/2025	435	(5)	—	(5)
3-month USD-LIBOR	2.2135%	9/4/2025	5,000	(14)	—	(14)
3-month USD-LIBOR	2.228%	9/4/2025	12,000	(46)	—	(46)
6-month JPY-LIBOR	0.282%	2/2/2026	¥5,500,000	(290)	—	(290)
3-month USD-LIBOR	1.6705%	3/4/2026	$248,000	10,597	—	10,597
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	1,107	—	1,107
3-month USD-LIBOR	1.5925%	5/9/2026	$1,000	51	—	51
3-month USD-LIBOR	1.595%	5/12/2026	8,500	430	—	430
3-month USD-LIBOR	1.592%	5/12/2026	4,000	203	—	203
3.0865%	3-month USD-LIBOR	8/18/2034	2,250	203	—	203
2.913%	3-month USD-LIBOR	11/24/2034	10,000	655	—	655
2.844%	3-month USD-LIBOR	6/11/2035	3,250	181	—	181
2.9535%	3-month USD-LIBOR	6/30/2035	2,500	180	—	180
2.773%	3-month USD-LIBOR	7/13/2035	500	23	—	23
2.589%	3-month USD-LIBOR	9/4/2035	3,100	53	—	53
3-month USD-LIBOR	3.0515%	11/14/2044	1,000	(108)	—	(108)
3-month USD-LIBOR	2.925%	12/3/2044	1,230	(101)	—	(101)
3-month USD-LIBOR	2.6695%	12/19/2044	200	(6)	—	(6)
3-month USD-LIBOR	2.5755%	3/5/2045	1,470	(15)	—	(15)
2.377%	3-month USD-LIBOR	4/29/2045	1,910	(59)	—	(59)
3-month USD-LIBOR	2.757%	5/8/2045	1,500	(72)	—	(72)
6-month JPY-LIBOR	0.58295%	3/23/2046	¥2,000,000	1,173	—	1,173
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	(884)	—	(884)
3-month USD-LIBOR	2.1155%	5/13/2046	$2,400	212	—	212
					$—	$7,824

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,375,344,000, which represented 13.10% of the net assets of the fund.
2	Coupon rate may change periodically.
3	Scheduled interest and/or principal payment was not received.
4	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $26,163,000, which represented .25% of the net assets of the fund.
5	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
7	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,623,000, which represented .02% of the net assets of the fund.
8	Purchased on a TBA basis.
9	A portion of this security was pledged as collateral. The total value of pledged collateral was $28,506,000, which represented .27% of the net assets of the fund.
10	Index-linked bond whose principal amount moves with a government price index.
11	Security did not produce income during the last 12 months.
12	Notional amount is calculated based on the number of contracts and notional contract size.
13	Value is calculated based on the notional amount and current market price.

American Funds Insurance Series — Bond Fund — Page 120 of 173

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Key to abbreviations and symbols
AUD = Australian dollars
EFFR = Federal Funds Effective Rate
EURIBOR = Euro Interbank Offered Rate
EUR/€ = Euros
JPY/¥ = Japanese yen
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
TBA = To-be-announced
USD/$ = U.S. dollars

American Funds Insurance Series — Bond Fund — Page 121 of 173

Global Bond Fund

Investment portfolio

June 30, 2017

unaudited

Bonds, notes & other debt instruments87.58% Euros12.89%	Principal?amount (000)	Value (000)
Allianz SE, 4.75% 2049	€3,000	$3,953
Assicurazioni Generali SPA 7.75% 2042	1,500	2,125
Aviva PLC 6.125% 2043	3,000	4,118
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024	3,700	4,443
Barclays Bank PLC 6.00% 2021	1,000	1,333
Barclays Bank PLC 6.625% 2022	1,070	1,516
Belgium (Kingdom of), Series 77, 1.00% 2026	12,900	15,210
BNP Paribas 2.875% 2026	3,425	4,151
BPCE SA group 4.625% 2023	1,200	1,620
CaixaBank, SA 5.00% 2023	2,300	2,780
Canada 3.50% 2020	2,500	3,135
Croatia (Republic of) 3.00% 2025	3,500	4,145
Croatia (Republic of) 3.00% 2027	3,850	4,466
Deutsche Telekom International Finance BV 7.50% 2033	200	388
French Republic O.A.T. 1.75% 2024	4,100	5,155
French Republic O.A.T. 1.85% 20271	8,756	12,413
French Republic O.A.T. 3.25% 2045	1,200	1,823
Germany (Federal Republic of) 0.10% 20231	1,423	1,727
Germany (Federal Republic of) 0.10% 20261	18,150	22,325
Germany (Federal Republic of) 0.50% 2026	13,000	15,087
Germany (Federal Republic of) 6.25% 2030	1,800	3,434
Germany (Federal Republic of) 4.75% 2040	200	399
Germany (Federal Republic of) 2.50% 2046	24,695	36,813
Greece (Hellenic Republic of) 3.00% 20232	150	160
Greece (Hellenic Republic of) 3.00% 20242	150	157
Greece (Hellenic Republic of) 3.00% 20252	150	155
Greece (Hellenic Republic of) 3.00% 20262	150	153
Greece (Hellenic Republic of) 3.00% 20272	150	151
Greece (Hellenic Republic of) 3.00% 20282	150	146
Greece (Hellenic Republic of) 3.00% 20292	150	142
Greece (Hellenic Republic of) 3.00% 20302	150	139
Greece (Hellenic Republic of) 3.00% 20312	150	136
Greece (Hellenic Republic of) 3.00% 20322	150	134
Greece (Hellenic Republic of) 3.00% 20332	150	132
Greece (Hellenic Republic of) 3.00% 20342	150	131
Greece (Hellenic Republic of) 3.00% 20352	150	129
Greece (Hellenic Republic of) 3.00% 20362	150	127
Greece (Hellenic Republic of) 3.00% 20372	150	126
Greece (Hellenic Republic of) 3.00% 20382	150	125
Greece (Hellenic Republic of) 3.00% 20392	150	125
Greece (Hellenic Republic of) 3.00% 20402	150	125
Greece (Hellenic Republic of) 3.00% 20412	150	125
Greece (Hellenic Republic of) 3.00% 20422	150	125
HSBC Holdings PLC 3.375% 2024	1,700	2,032
Hungary 6.00% 2019	1,200	1,496
Hungary 3.875% 2020	1,000	1,257

American Funds Insurance Series — Global Bond Fund — Page 122 of 173

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Bonds, notes & other debt instruments Euros (continued)	Principal?amount (000)	Value (000)
Imperial Tobacco Finance PLC 5.00% 2019	€2,800	$3,563
Intesa Sanpaolo SpA 6.625% 2023	3,610	5,069
Ireland (Republic of) 3.40% 2024	6,110	8,360
Ireland (Republic of) 2.40% 2030	5,365	6,958
Ireland (Republic of) 2.00% 2045	2,000	2,322
Italy (Republic of) 1.45% 2022	10,575	12,359
Italy (Republic of) 4.75% 2023	2,900	3,992
Italy (Republic of) 4.50% 2024	2,500	3,403
Lloyds Banking Group PLC 6.50% 2020	2,290	3,038
Merrill Lynch & Co., Inc. 4.625% 20183	4,625	5,573
NN Group NV, 4.625% 2044	2,335	2,951
NN Group NV, 4.50% 2049	3,470	4,203
Portuguese Government 2.875% 2026	4,200	4,832
Portuguese Republic 2.20% 2022	10,300	12,305
Portuguese Republic 4.125% 2027	32,040	39,996
Rabobank Nederland 3.875% 2023	2,950	3,900
Spain (Kingdom of) 3.80% 2024	6,150	8,379
Spain (Kingdom of) 1.30% 2026	13,400	15,174
Svenska Handelsbanken AB 2.656% 2024	2,170	2,564
		309,028
Japanese yen9.13%
Japan, Series 326, 0.70% 2022	¥1,935,000	17,908
Japan, Series 325, 0.80% 2022	505,000	4,688
Japan, Series 329, 0.80% 2023	1,145,000	10,692
Japan, Series 18, 0.10% 20241	4,704,210	43,384
Japan, Series 19, 0.10% 20241	2,672,325	24,764
Japan, Series 337, 0.30% 2024	790,000	7,182
Japan, Series 336, 0.50% 2024	800,000	7,379
Japan, Series 20, 0.10% 20251	670,670	6,221
Japan, Series 340, 0.40% 2025	435,000	3,986
Japan, Series 344, 0.10% 2026	1,355,000	12,095
Japan, Series 21, 0.10% 20261	974,600	9,058
Japan, Series 116, 2.20% 2030	1,735,000	19,271
Japan, Series 145, 1.70% 2033	2,005,000	21,481
Japan, Series 21, 2.30% 2035	720,000	8,409
Japan, Series 42, 1.70% 2044	2,045,000	22,240
		218,758
Polish zloty4.50%
Poland (Republic of), Series 1017, 5.25% 2017	PLN54,472	14,873
Poland (Republic of), Series 0420, 1.50% 2020	124,425	33,073
Poland (Republic of), Series 1020, 5.25% 2020	21,800	6,452
Poland (Republic of), Series 0421, 2.00% 2021	31,250	8,323
Poland (Republic of), Series 1021, 5.75% 2021	50,980	15,611
Poland (Republic of), Series 0922, 5.75% 2022	46,600	14,430
Poland (Republic of), Series 1023, 4.00% 2023	31,140	8,949
Poland (Republic of), Series 0725, 3.25% 2025	22,500	6,127
		107,838
Mexican pesos3.43%
United Mexican States 4.00% 20191	MXN40,276	2,257
United Mexican States 4.00% 20401	40,276	2,405
United Mexican States, Series M10, 7.75% 2017	45,000	2,490
United Mexican States, Series M, 8.00% 2020	92,500	5,291

American Funds Insurance Series — Global Bond Fund — Page 123 of 173

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Bonds, notes & other debt instruments Mexican pesos (continued)	Principal?amount (000)	Value (000)
United Mexican States, Series M, 6.50% 2021	MXN793,300	$43,585
United Mexican States, Series M20, 10.00% 2024	209,500	13,764
United Mexican States, Series M, 5.75% 2026	132,000	6,797
United Mexican States, Series M30, 10.00% 2036	35,000	2,513
United Mexican States, Series M30, 8.50% 2038	27,000	1,703
United Mexican States, Series M, 7.75% 2042	23,000	1,341
		82,146
Indian rupees2.44%
India (Republic of) 7.80% 2021	INR1,087,600	17,504
India (Republic of) 7.68% 2023	224,400	3,640
India (Republic of) 8.83% 2023	1,284,200	21,947
India (Republic of) 6.97% 2026	381,000	6,039
India (Republic of) 7.59% 2029	375,800	6,087
India (Republic of) 7.61% 2030	167,270	2,749
India (Republic of) 7.88% 2030	25,000	414
		58,380
Malaysian ringgits2.10%
Malaysia (Federation of), Series 0511, 3.58% 2018	MYR5,486	1,283
Malaysia (Federation of), Series 0203, 4.24% 2018	669	157
Malaysia (Federation of), Series 0515, 3.759% 2019	14,650	3,435
Malaysia (Federation of), Series 0315, 3.659% 2020	43,260	10,090
Malaysia (Federation of), Series 0314, 4.048% 2021	7,600	1,794
Malaysia (Federation of), Series 0215, 3.795% 2022	6,000	1,395
Malaysia (Federation of), Series 0117, 3.882% 2022	17,437	4,110
Malaysia (Federation of), Series 0116, 3.80% 2023	31,663	7,329
Malaysia (Federation of), Series 0115, 3.955% 2025	28,150	6,528
Malaysia (Federation of), Series 0316, 3.90% 2026	19,000	4,404
Malaysia (Federation of), Series 0310, 4.498% 2030	42,250	9,901
		50,426
British pounds1.76%
Aviva PLC, subordinated 6.875% 2058	£470	813
AXA SA, junior subordinated 5.453% 2049	300	430
Electricité de France SA 6.00% 2114	100	185
France Télécom 5.375% 2050	300	569
Lloyds Banking Group PLC 7.625% 2025	655	1,153
United Kingdom 2.25% 2023	3,550	5,022
United Kingdom 2.75% 2024	1,100	1,614
United Kingdom 1.50% 2026	8,690	11,623
United Kingdom 3.25% 2044	9,000	14,977
United Kingdom 3.50% 2045	3,290	5,752
		42,138
Norwegian kroner1.69%
Norway (Kingdom of) 3.75% 2021	NKr305,750	40,554
Australian dollars1.69%
Australia (Commonwealth of), Series 124, 5.75% 2021	A$27,800	24,290
Australia (Commonwealth of), Series 128, 5.75% 2022	13,650	12,267

American Funds Insurance Series — Global Bond Fund — Page 124 of 173

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Bonds, notes & other debt instruments Australian dollars (continued)	Principal?amount (000)	Value (000)
Australia (Commonwealth of), Series 138, 3.25% 2029	A$4,250	$3,433
Queensland Treasury Corp., Series 17, 6.00% 2017	500	388
		40,378
Colombian pesos1.22%
Colombia (Republic of), Series B, 7.00% 2022	COP35,100,000	12,099
Colombia (Republic of), Series B, 7.50% 2026	41,451,000	14,599
Colombia (Republic of), Series B, 6.00% 2028	8,306,600	2,612
		29,310
Danish kroner1.07%
Nykredit Realkredit AS, Series 01E, 2.00% 20374	DKr73,866	11,536
Nykredit Realkredit AS, Series 01E, 2.50% 20474	17,388	2,714
Realkredit Danmark AS, Series 22S, 2.00% 20374	72,595	11,343
		25,593
Turkish lira1.02%
Turkey (Republic of) 10.50% 2020	TRY13,200	3,746
Turkey (Republic of) 9.20% 2021	47,700	12,995
Turkey (Republic of) 11.00% 2022	26,500	7,690
		24,431
Israeli shekels0.82%
Israel (State of) 2.00% 2027	ILS28,300	8,055
Israel (State of) 5.50% 2042	29,300	11,699
		19,754
Chilean pesos0.82%
Chile (Banco Central de) 4.50% 2021	CLP12,705,000	19,736
Canadian dollars0.61%
Canada 2.25% 2025	C$18,050	14,534
Thai baht0.53%
Thailand (Kingdom of) 1.875% 2022	THB258,200	7,554
Thailand (Kingdom of) 3.85% 2025	65,000	2,114
Thailand (Kingdom of) 2.125% 2026	110,000	3,121
		12,789
Hungarian forints0.53%
Hungary, Series C, 2.00% 2019	HUF1,910,600	7,351
Hungary, Series A, 6.50% 2019	450,000	1,871
Hungary, Series B, 5.50% 2025	785,000	3,491
		12,713
South African rand0.38%
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR59,030	4,427
South Africa (Republic of), Series R-214, 6.50% 2041	86,850	4,640
		9,067

American Funds Insurance Series — Global Bond Fund — Page 125 of 173

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Bonds, notes & other debt instruments Brazilian reais0.23%	Principal?amount (000)	Value (000)
Brazil (Federative Republic of) 0% 2020	BRL15,000	$3,613
Brazil (Federative Republic of) 0% 2020	8,000	1,831
		5,444
Argentine pesos0.22%
Argentine Republic 2.50% 20211	ARS63,087	3,613
Argentine Republic 18.20% 2021	26,820	1,716
		5,329
Philippine pesos0.13%
Philippines (Republic of the) 3.90% 2022	PHP155,000	3,064
Swedish kronor0.10%
Sweden (Kingdom of), Series 1057, 1.50% 2023	SKr18,000	2,306
Uruguayan pesos0.06%
Uruguay (Oriental Republic of) 9.875% 2022	UYU39,480	1,431
U.S. dollars40.21%
Abbott Laboratories 2.35% 2019	$550	554
Abbott Laboratories 2.90% 2021	420	424
Abbott Laboratories 3.40% 2023	195	200
AbbVie Inc. 1.80% 2018	600	601
AbbVie Inc. 2.50% 2020	3,155	3,193
AbbVie Inc. 2.90% 2022	1,170	1,182
AbbVie Inc. 3.20% 2022	200	205
AbbVie Inc. 3.60% 2025	1,470	1,502
AbbVie Inc. 3.20% 2026	2,007	1,987
AbbVie Inc. 4.50% 2035	410	434
ACE INA Holdings Inc. 2.30% 2020	180	181
ACE INA Holdings Inc. 2.875% 2022	365	372
ACE INA Holdings Inc. 3.35% 2026	365	374
ACE INA Holdings Inc. 4.35% 2045	665	732
AES Corp. 5.50% 2025	650	683
AES Corp. 6.00% 2026	400	430
Aetna Inc. 1.70% 2018	320	320
Aetna Inc. 2.80% 2023	340	340
Aleris International, Inc. 7.875% 2020	201	190
Alexandria Real Estate Equities, Inc. 2.75% 2020	180	181
Allergan PLC 2.35% 2018	1,750	1,758
Allergan PLC 3.00% 2020	2,820	2,883
Allergan PLC 3.45% 2022	850	877
Allergan PLC 3.80% 2025	4,825	4,999
Allergan PLC 4.55% 2035	1,780	1,907
Allergan PLC 4.75% 2045	514	558
Allison Transmission Holdings, Inc. 5.00% 20243	400	411
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.459% 20255,6	1,000	1,021
Altria Group, Inc. 2.625% 2020	1,800	1,828
Altria Group, Inc. 4.50% 2043	350	374
American Axle & Manufacturing Holdings, Inc. 6.50% 20273	450	439
American Campus Communities, Inc. 3.75% 2023	2,485	2,560
American Campus Communities, Inc. 4.125% 2024	1,195	1,251

American Funds Insurance Series — Global Bond Fund — Page 126 of 173

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
American Electric Power Co., Inc. 1.65% 2017	$815	$815
American Electric Power Co., Inc. 2.75% 2026	1,050	1,009
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 8.589% 20215,6,7	884	99
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.339% 20205,6,7	1,190	765
American Energy (Permian Basin) 7.125% 20203	1,295	1,075
American Energy (Permian Basin) 7.375% 20213	340	282
Amgen Inc. 1.85% 2021	420	411
Amgen Inc. 2.25% 2023	4,400	4,271
Anheuser-Busch InBev NV 3.75% 2022	775	818
Anheuser-Busch InBev NV 3.30% 2023	1,105	1,139
Anheuser-Busch InBev NV 4.95% 2042	1,230	1,395
Anheuser-Busch InBev NV 4.90% 2046	440	499
Apple Inc. 2.50% 2022	1,200	1,211
Apple Inc. 3.35% 2027	1,075	1,102
ArcelorMittal 7.50% 2041	1,095	1,213
Argentine Republic 6.875% 2021	3,575	3,840
Argentine Republic 7.50% 2026	2,200	2,370
Argentine Republic 7.625% 2046	1,900	1,950
Associated Materials, LLC 9.00% 20243	1,325	1,418
AT&T Inc. 1.40% 2017	300	300
AT&T Inc. 2.45% 2020	1,365	1,373
AT&T Inc. 2.80% 2021	3,280	3,317
AT&T Inc. 3.00% 2022	2,200	2,206
AT&T Inc. 4.25% 2027	4,655	4,822
Autoridad del Canal de Panama 4.95% 20353,4	1,000	1,095
Avis Budget Group, Inc. 5.50% 2023	125	125
AXA SA 8.60% 2030	220	311
Ball Corp. 4.375% 2020	300	316
Banc of America Commercial Mortgage Inc., Series 2007-4, Class AM, 6.158% 20514,6	313	313
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A4, 6.466% 20514,6	368	372
Banco Nacional de Comercio Exterior SNC 3.80% 20263	880	880
Banco Santander, SA 3.70% 20223	4,475	4,537
Bank of America Corp. 2.625% 2020	1,550	1,567
Bank of America Corp. 3.875% 2025	1,190	1,232
Barclays Bank PLC 3.65% 2025	1,100	1,099
Baxalta Inc. 4.00% 2025	1,580	1,651
Bayer AG 3.375% 20243	840	861
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.694% 20504,6	168	169
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 20504,6	690	698
Becton, Dickinson and Co. 2.675% 2019	619	627
Becton, Dickinson and Co. 2.894% 2022	1,260	1,263
Becton, Dickinson and Co. 3.70% 2027	1,430	1,435
Bermuda 4.854% 20243	1,050	1,140
Blackstone CQP Holdco LP, 6.50% 20213,8	4,000	4,022
BMC Software, Inc. 8.125% 20213	1,000	1,040
Bohai Financial Investment Holding Co., Ltd. 5.50% 20243	375	393
BPCE SA group 5.70% 20233	5,295	5,902
Brandywine Operating Partnership, LP 3.95% 2023	190	191
British American Tobacco International Finance PLC 2.75% 20203	530	537
British American Tobacco International Finance PLC 3.50% 20223	385	397
Cablevision Systems Corp. 6.75% 2021	1,125	1,249
Calpine Corp. 5.375% 2023	230	225
Calpine Corp. 5.25% 20263	255	251
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20263	775	831
Celgene Corp. 3.875% 2025	1,550	1,622

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Centene Corp. 4.75% 2022	$1,590	$1,668
Centene Corp. 4.75% 2025	225	232
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 20234	345	361
CenturyLink, Inc. 6.75% 2023	200	216
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 20203	588	601
CF Industries, Inc. 4.50% 20263	340	350
CF Industries, Inc. 4.95% 2043	845	729
Chemours Co. 6.625% 2023	680	722
Chemours Co. 7.00% 2025	420	460
Cheniere Energy, Inc. 5.125% 20273	400	410
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 4.408% 20196	300	295
Chesapeake Energy Corp. 4.875% 2022	1,400	1,309
Chesapeake Energy Corp. 8.00% 20253	550	547
Chesapeake Energy Corp. 8.00% 20273	125	123
Chevron Corp. 2.954% 2026	1,175	1,168
Chile (Republic of) 3.86% 2047	750	753
CIT Group Inc. 3.875% 2019	1,975	2,029
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A1, 1.199% 20474	77	77
Citigroup Inc. 1.70% 2018	375	375
Citigroup Inc. 2.50% 2018	200	201
Citigroup Inc. 2.55% 2019	2,800	2,828
Citigroup Inc. 2.35% 2021	1,500	1,488
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	1,700	1,698
Cliffs Natural Resources Inc. 8.25% 20203	2,000	2,190
Cliffs Natural Resources Inc. 5.75% 20253	825	782
CMS Energy Corp. 8.75% 2019	258	290
CMS Energy Corp. 5.05% 2022	392	432
CMS Energy Corp. 3.875% 2024	100	105
CMS Energy Corp. 4.70% 2043	412	440
CMS Energy Corp. 4.875% 2044	709	794
Columbia Pipeline Partners LP 2.45% 2018	620	623
Columbia Pipeline Partners LP 3.30% 2020	85	87
Comision Federal de Electricidad 4.75% 20273	675	696
Commercial Mortgage Trust, Series 2014-UBS2, Class A1, 1.298% 20474	686	685
Communications Sales & Leasing, Inc. 6.00% 20233	650	678
Communications Sales & Leasing, Inc. 8.25% 2023	450	466
Community Health Systems Inc. 5.125% 2021	340	346
Community Health Systems Inc. 6.25% 2023	225	233
Concordia Healthcare Corp, Term Loan B, (3-month USD-LIBOR + 4.25%) 5.501% 20215,6	1,039	781
Concordia Healthcare Corp. 9.50% 20223	405	71
Concordia Healthcare Corp. 7.00% 20233	1,090	164
ConocoPhillips 5.95% 2046	265	333
CONSOL Energy Inc. 5.875% 2022	2,325	2,296
Consumers Energy Co. 3.375% 2023	345	361
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20204	15	16
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 20224	23	24
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 20224	57	63
Convey Park Energy LLC 7.50% 20253	175	175
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 20343,4	1,460	1,500
Corporate Risk Holdings LLC 9.50% 20193	1,353	1,441
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)3,9,10	182	195
Crédit Agricole SA 4.375% 20253	1,100	1,142
Croatian Government 6.375% 2021	2,000	2,225
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 20404,6	300	300
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.48% 20205,6	1,000	809

American Funds Insurance Series — Global Bond Fund — Page 128 of 173

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
CVS Health Corp. 1.90% 2018	$430	$431
CVS Health Corp. 2.80% 2020	430	438
CVS Health Corp. 3.50% 2022	430	446
CyrusOne Inc., 5.00% 20243	100	103
DaimlerChrysler North America Holding Corp. 2.25% 20203	2,000	2,003
DaimlerChrysler North America Holding Corp. 2.00% 20213	2,100	2,065
DaimlerChrysler North America Holding Corp. 2.875% 20213	2,275	2,309
DaVita HealthCare Partners Inc. 5.00% 2025	480	482
DCP Midstream Operating LP 4.95% 2022	440	449
DDR Corp. 3.625% 2025	380	362
Deutsche Telekom International Finance BV 1.95% 20213	575	561
Deutsche Telekom International Finance BV 2.82% 20223	1,675	1,686
Deutsche Telekom International Finance BV 3.60% 20273	2,343	2,389
Deutsche Telekom International Finance BV 9.25% 2032	2,450	3,872
Developers Diversified Realty Corp. 4.75% 2018	940	959
Devon Energy Corp. 3.25% 2022	170	169
Diamond Offshore Drilling, Inc. 4.875% 2043	675	439
Digicel Group Ltd. 8.25% 20203	800	751
Discover Card Execution Note Trust, Series 2015-A1, Class A1, (1-month USD-LIBOR + 0.35%) 1.509% 20204,6	4,185	4,193
DJO Finance LLC 10.75% 2020	300	256
DJO Finance LLC 8.125% 20213	600	561
Dominican Republic 7.50% 20213,4	2,000	2,215
Dominican Republic 5.50% 20253	1,375	1,427
Dominican Republic 8.625% 20273,4	225	269
Duke Energy Corp. 3.75% 2024	550	575
Duke Energy Corp. 2.65% 2026	2,695	2,565
Duke Energy Florida, LLC 3.20% 2027	805	816
Dynegy Finance Inc. 6.75% 2019	325	337
EchoStar Corp. 6.625% 2026	725	781
Egypt (Arab Republic of) 7.50% 20273	2,200	2,341
Electricité de France SA 6.95% 20393	625	833
EMD Finance LLC 2.40% 20203	1,485	1,495
EMD Finance LLC 2.95% 20223	225	229
EMD Finance LLC 3.25% 20253	2,450	2,463
Enbridge Energy Partners, LP 9.875% 2019	750	839
Enbridge Energy Partners, LP 4.375% 2020	480	506
Enbridge Energy Partners, LP 5.20% 2020	1,535	1,629
Enbridge Energy Partners, LP 5.875% 2025	365	417
Enbridge Energy Partners, LP, Series B, 6.50% 2018	820	849
Enbridge Inc. 4.00% 2023	600	631
Enbridge Inc. 4.25% 2026	655	685
Enbridge Inc. 3.70% 2027	754	755
Endo Pharmaceuticals Holdings Inc. 5.75% 20223	615	556
Enel Finance International SA 3.625% 20273	2,375	2,357
Energy Transfer Partners, LP 5.875% 2024	600	639
Energy Transfer Partners, LP 4.20% 2027	260	259
Energy Transfer Partners, LP 5.50% 2027	600	624
Enersis Américas SA 4.00% 2026	1,960	1,984
Ensco PLC 5.75% 2044	930	618
Equinix, Inc. 5.375% 2027	265	283
Essex Portfolio L.P. 3.50% 2025	2,835	2,839
Essex Portfolio L.P. 3.375% 2026	2,385	2,344
Euramax International, Inc. 12.00% 20203	650	712
European Investment Bank 2.25% 2022	3,567	3,587

American Funds Insurance Series — Global Bond Fund — Page 129 of 173

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Exelon Corp. 3.497% 2022	$525	$539
Exelon Corp. 3.40% 2026	1,465	1,463
Exxon Mobil Corp. 2.222% 2021	570	574
Fannie Mae 3.50% 20424	869	897
Fannie Mae 3.50% 20424	423	437
Fannie Mae 3.50% 20424	310	320
Fannie Mae 4.00% 20474,11	9,300	9,758
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 20224	2,000	1,965
First Data Corp. 5.375% 20233	375	393
First Data Corp. 5.00% 20243	225	232
First Quantum Minerals Ltd. 7.00% 20213	1,756	1,809
First Quantum Minerals Ltd. 7.50% 20253	1,250	1,228
FirstEnergy Corp. 3.90% 2027	4,010	4,019
FirstEnergy Corp. 4.85% 2047	380	387
FMG Resources 9.75% 20223	990	1,132
Ford Motor Credit Co. 2.375% 2019	2,550	2,563
Ford Motor Credit Co. 2.597% 2019	2,020	2,035
Ford Motor Credit Co. 3.20% 2021	3,170	3,220
Ford Motor Credit Co. 3.339% 2022	620	630
France Télécom 9.00% 2031	1,824	2,765
Freddie Mac, Series 3213, Class OG, principal only, 0% 20364	16	14
Freddie Mac, Series 3292, Class BO, principal only, 0% 20374	54	47
Freeport-McMoRan Inc. 3.55% 2022	800	754
Frontier Communications Corp. 11.00% 2025	1,250	1,166
Genesis Energy, LP 6.75% 2022	425	428
Georgia Gulf Corp. 4.625% 2021	625	650
Gogo Inc. 12.50% 20223	1,250	1,427
Goldman Sachs Group, Inc. 2.00% 2019	850	850
Goldman Sachs Group, Inc. 2.55% 2019	1,530	1,548
Goldman Sachs Group, Inc. 2.875% 2021	3,702	3,745
Goldman Sachs Group, Inc. 3.50% 2025	5,970	6,041
Goldman Sachs Group, Inc. 3.75% 2026	580	592
Goldman Sachs Group, Inc. 4.75% 2045	1,805	2,005
Government National Mortgage Assn. 4.50% 20454	4,105	4,366
Government National Mortgage Assn. 4.50% 20454	1,145	1,218
Government National Mortgage Assn. 4.00% 20474,11	7,241	7,609
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A1A, 5.704% 20494	161	161
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.867% 20494,6	1,510	1,516
Halliburton Co. 3.80% 2025	2,220	2,279
Hardwoods Acquisition Inc 7.50% 20213	425	381
Harris Corp. 1.999% 2018	700	701
Harris Corp. 2.70% 2020	155	156
HCA Inc. 5.25% 2026	250	270
Healthsouth Corp. 5.75% 2025	470	497
Hertz Global Holdings Inc. 7.625% 20223	620	620
Holcim Ltd. 5.15% 20233	1,290	1,424
Hospitality Properties Trust 6.70% 2018	680	683
HSBC Bank PLC 1.50% 20183	200	200
HSBC Holdings PLC 4.00% 2022	305	322
HSBC Holdings PLC 3.90% 2026	4,200	4,341
HSBC Holdings PLC 4.30% 2026	2,180	2,323
Humana Inc. 3.85% 2024	1,000	1,041
Humana Inc. 4.95% 2044	1,000	1,129
Hungary 4.00% 2019	4,100	4,240
Hungary 6.25% 2020	810	887

American Funds Insurance Series — Global Bond Fund — Page 130 of 173

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Hungary 5.375% 2023	$460	$513
Hungary 5.375% 2024	2,700	3,044
Huntsman Corp. 5.75% 20253	50	51
Huntsman International LLC 4.875% 2020	600	633
Husky Energy Inc. 7.25% 2019	250	278
Hyundai Capital America 2.55% 20203	2,580	2,575
Hyundai Capital Services Inc. 2.625% 20203	500	498
Icahn Enterprises Finance Corp. 6.25% 2022	275	287
iHeartCommunications, Inc. 9.00% 2019	1,515	1,195
Imperial Tobacco Finance PLC 3.50% 20233	2,000	2,049
Indonesia (Republic of) 4.875% 2021	2,600	2,799
Indonesia (Republic of) 3.70% 20223	1,850	1,906
Indonesia (Republic of) 3.75% 2022	4,150	4,271
Indonesia (Republic of) 4.125% 2025	1,200	1,240
Indonesia (Republic of) 4.75% 2026	3,500	3,765
Inmarsat PLC 4.875% 20223	1,075	1,096
Inmarsat PLC 6.50% 20243	475	508
International Paper Co. 7.30% 2039	600	815
Intesa Sanpaolo SpA 5.017% 20243	2,510	2,549
iStar Financial Inc. 4.00% 2017	400	400
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716% 20514	1,054	1,060
Jordan (Hashemite Kingdom of) 5.75% 20273	1,035	1,032
JPMorgan Chase & Co. 2.55% 2021	6,039	6,071
JPMorgan Chase & Co. 3.25% 2022	1,000	1,025
JPMorgan Chase & Co. 2.70% 2023	1,950	1,930
Jupiter Resources Inc. 8.50% 20223	350	264
KfW 2.125% 2022	3,955	3,964
Kimco Realty Corp. 6.875% 2019	1,250	1,377
Kimco Realty Corp. 3.40% 2022	175	179
Kimco Realty Corp. 2.70% 2024	695	664
Kinder Morgan Energy Partners, LP 3.50% 2021	175	179
Kinder Morgan Energy Partners, LP 3.45% 2023	2,250	2,266
Kinder Morgan Energy Partners, LP 3.50% 2023	1,600	1,617
Kinder Morgan Energy Partners, LP 4.15% 2024	1,700	1,748
Kinder Morgan Energy Partners, LP 5.50% 2044	4,225	4,382
Kinder Morgan, Inc. 4.30% 2025	1,085	1,130
Kinetic Concepts, Inc. 12.50% 20213	650	734
Korea Housing Finance Corp. 2.50% 20203	2,250	2,253
Korea Housing Finance Corp. 2.00% 20213	2,525	2,450
Kraft Heinz Co. 4.375% 2046	825	807
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.420% 20245,6	425	441
Kuwait (State of) 2.75% 20223	3,550	3,567
Laboratory Corporation of America Holdings 3.60% 2025	875	890
Latvia (Republic of) 2.75% 2020	900	912
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.414% 20454,6	615	623
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 9.85% 2020 (100% PIK)5,6,10	4,183	4,025
Lima Metro Line Finance Ltd. 5.875% 20343,4	2,000	2,140
Limited Brands, Inc. 6.875% 2035	575	558
Lithuania (Republic of) 7.375% 2020	2,475	2,804
Lithuania (Republic of) 6.125% 20213	450	509
Lithuania (Republic of) 6.625% 20223	200	236
Lockheed Martin Corp. 2.50% 2020	205	208
Lockheed Martin Corp. 3.10% 2023	170	174
Lockheed Martin Corp. 3.55% 2026	270	280
LSC Communications, Inc. 8.75% 20233	300	314

American Funds Insurance Series — Global Bond Fund — Page 131 of 173

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Mallinckrodt PLC 4.875% 20203	$585	$573
McDonald’s Corp. 3.70% 2026	650	674
McDonald’s Corp. 4.875% 2045	430	482
Medtronic, Inc. 3.50% 2025	3,500	3,646
Meritage Homes Corp. 5.125% 20273	300	301
Microsoft Corp. 2.40% 2026	1,730	1,667
Microsoft Corp. 3.30% 2027	2,510	2,584
MidAmerican Energy Co. 4.40% 2044	240	263
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.076% 20494,6	15	15
Molina Healthcare, Inc. 5.375% 2022	960	1,021
Morgan Stanley 2.125% 2018	775	778
Morgan Stanley 3.125% 2026	1,421	1,383
Morgan Stanley 3.875% 2026	1,580	1,629
Morocco (Kingdom of) 5.50% 2042	3,100	3,446
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	550	612
Navient Corp. 4.875% 2019	890	928
Navient Corp. 6.50% 2022	125	133
Navient Corp. 5.50% 2023	770	785
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 20213	200	170
Needle Merger Sub Corp. 8.125% 20193	396	396
Newell Rubbermaid Inc. 3.85% 2023	580	610
Newell Rubbermaid Inc. 4.20% 2026	4,760	5,060
Newell Rubbermaid Inc. 5.50% 2046	495	598
NGL Energy Partners LP 6.875% 2021	950	948
NGL Energy Partners LP 6.125% 20253	350	322
Niagara Mohawk Power Corp. 3.508% 20243	180	186
Niagara Mohawk Power Corp. 4.278% 20343	300	318
Noble Corp. PLC 7.70% 2025	250	193
Noble Corp. PLC 8.70% 2045	650	468
Novelis Corp. 5.875% 20263	325	336
NRG Energy, Inc. 6.25% 2022	805	830
Odebrecht Offshore Drilling Finance Ltd. 6.75% 20223,4	1,075	368
Pacific Gas and Electric Co. 3.25% 2023	580	599
Pacific Gas and Electric Co. 3.85% 2023	300	319
Pacific Gas and Electric Co. 2.95% 2026	590	587
Pacific Gas and Electric Co. 3.75% 2042	630	619
Pacific Gas and Electric Co. 4.25% 2046	1,900	2,029
PacifiCorp. 3.35% 2025	1,015	1,037
Pakistan (Islamic Republic of) 5.50% 20213	3,535	3,690
Pakistan (Islamic Republic of) 8.25% 2024	2,240	2,551
Peabody Energy Corp. 6.00% 20223	100	100
Peabody Energy Corp. 6.375% 20253	100	99
Pernod Ricard SA 4.45% 20223	1,885	2,023
Peru (Republic of) 5.625% 2050	280	340
Petrobras Global Finance Co. 6.125% 2022	1,935	2,003
Petrobras Global Finance Co. 6.85% 2115	2,000	1,775
Petróleos Mexicanos 3.50% 2018	3,135	3,181
Petróleos Mexicanos 5.625% 2046	1,000	890
Petsmart, Inc. 5.875% 20253	375	363
Petsmart, Inc. 8.875% 20253	720	667
PG&E Corp. 2.40% 2019	555	558
Philip Morris International Inc. 2.00% 2020	950	952
Philip Morris International Inc. 2.625% 2022	280	282
Philip Morris International Inc. 4.25% 2044	475	491
Phillips 66 Partners LP 4.68% 2045	110	106

American Funds Insurance Series — Global Bond Fund — Page 132 of 173

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Ply Gem Industries, Inc. 6.50% 2022	$1,100	$1,153
PNC Bank 2.40% 2019	1,225	1,237
PNC Bank 2.30% 2020	865	870
PNC Bank 2.60% 2020	275	279
Progress Energy, Inc. 7.05% 2019	910	986
Progress Energy, Inc. 7.75% 2031	550	775
Prologis, Inc. 4.25% 2023	2,075	2,243
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,568
Puget Energy, Inc. 6.50% 2020	335	375
Puget Energy, Inc. 6.00% 2021	1,023	1,150
Puget Energy, Inc. 5.625% 2022	480	537
QGOG Constellation SA 6.25% 20193	2,150	1,553
Qorvo, Inc. 7.00% 2025	375	427
Quebec (Province of) 2.375% 2022	1,748	1,757
Quintiles Transnational Corp. 4.875% 20233	400	411
R.R. Donnelley & Sons Co. 7.875% 2021	300	326
R.R. Donnelley & Sons Co. 6.50% 2023	625	627
Rabobank Nederland 4.625% 2023	3,795	4,095
Rayonier Advanced Materials Inc. 5.50% 20243	350	342
RCI Banque 3.50% 20183	1,500	1,518
Reynolds American Inc. 2.30% 2018	230	231
Reynolds American Inc. 3.25% 2020	640	659
Reynolds American Inc. 4.00% 2022	455	483
Reynolds American Inc. 4.45% 2025	2,575	2,769
Reynolds American Inc. 5.70% 2035	50	59
Reynolds American Inc. 5.85% 2045	420	517
Reynolds Group Inc. 5.75% 2020	415	425
Roche Holdings, Inc. 2.875% 20213	1,250	1,279
Roche Holdings, Inc. 3.35% 20243	1,900	1,963
Roche Holdings, Inc. 2.375% 20273	725	689
Royal Dutch Shell PLC 1.375% 2019	2,000	1,986
Royal Dutch Shell PLC 1.75% 2021	1,740	1,708
Ryerson Inc. 11.00% 20223	950	1,077
Saudi Arabia (Kingdom of) 2.894% 20223	1,900	1,905
Saudi Arabia (Kingdom of) 3.628% 20273	1,900	1,943
Scentre Group 3.50% 20253	600	603
Scentre Group 3.75% 20273	300	303
Schlumberger BV 4.00% 20253	1,460	1,533
Scientific Games Corp. 7.00% 20223	325	347
Shire PLC 1.90% 2019	2,000	1,992
Shire PLC 2.40% 2021	4,350	4,303
Shire PLC 2.875% 2023	445	442
Shire PLC 3.20% 2026	405	397
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,518
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 20203	150	151
Sirius XM Radio Inc 3.875% 20223	200	203
Skandinaviska Enskilda Banken AB 2.625% 2021	2,250	2,269
Skandinaviska Enskilda Banken AB 2.80% 2022	5,100	5,160
Slovenia (Republic of) 4.75% 20183	1,010	1,037
SM Energy Co. 6.50% 2021	375	367
SM Energy Co. 5.625% 2025	450	408
SoftBank Group Corp. 4.50% 20203	1,100	1,146
Solera Holdings, Inc. 10.50% 20243	300	346
Sotheby’s Holdings, Inc. 5.25% 20223	300	308
Southwestern Energy Co. 4.10% 2022	1,240	1,162

American Funds Insurance Series — Global Bond Fund — Page 133 of 173

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
Starwood Property Trust, Inc. 5.00% 20213	$350	$365
State Grid Overseas Investment Ltd. 3.50% 20273	5,600	5,614
Statoil ASA 3.70% 2024	1,950	2,050
Statoil ASA 4.25% 2041	1,000	1,028
Sunoco LP 6.25% 2021	630	660
Sweden (Kingdom of) 1.125% 20193	3,000	2,971
Symantec Corp 5.00% 20253	200	210
Talen Energy Corp. 4.625% 20193	315	308
Targa Resources Partners LP 4.125% 2019	1,150	1,169
Targa Resources Partners LP 6.75% 2024	390	421
Teco Finance, Inc. 5.15% 2020	75	80
Teekay Corp. 8.50% 2020	2,075	1,901
Tenet Healthcare Corp. 4.625% 20243	244	245
Tenet Healthcare Corp. 4.625% 20243	177	178
Tenet Healthcare Corp., First Lien, 4.75% 2020	175	182
Tenet Healthcare Corp., First Lien, 6.00% 2020	100	107
Tenet Healthcare Corp., First Lien, 4.50% 2021	1,925	1,966
Tennessee Valley Authority 5.88% 2036	500	691
Tennessee Valley Authority 5.25% 2039	1,300	1,714
Tesoro Logistics LP 5.50% 2019	520	551
Tesoro Logistics LP 5.25% 2025	300	316
Teva Pharmaceutical Finance Company BV 1.40% 2018	380	379
Teva Pharmaceutical Finance Company BV 2.20% 2021	270	265
Teva Pharmaceutical Finance Company BV 2.80% 2023	135	131
Teva Pharmaceutical Finance Company BV 3.15% 2026	145	138
Teva Pharmaceutical Finance Company BV 4.10% 2046	140	130
Thermo Fisher Scientific Inc. 2.40% 2019	390	393
TI Automotive Ltd. 8.75% 20233	350	372
Total Capital International 2.875% 2022	315	321
Transocean Inc. 9.00% 20233	275	287
Trilogy International Partners, LLC 8.875% 20223	1,050	1,096
Turkey (Republic of) 6.25% 2022	1,880	2,047
Turkey (Republic of) 6.75% 2040	210	235
U.S. Treasury 1.125% 2019	11,525	11,483
U.S. Treasury 1.625% 2019	825	829
U.S. Treasury 1.25% 2020	5,200	5,168
U.S. Treasury 1.375% 2020	5,900	5,859
U.S. Treasury 1.375% 2020	3,450	3,434
U.S. Treasury 1.50% 2020	5,350	5,342
U.S. Treasury 1.625% 2020	2,500	2,503
U.S. Treasury 1.625% 2020	540	541
U.S. Treasury 1.75% 2020	10,300	10,329
U.S. Treasury 1.125% 202112	43,160	42,282
U.S. Treasury 1.375% 2021	5,000	4,931
U.S. Treasury 1.75% 2021	6,000	5,985
U.S. Treasury 2.00% 2021	6,950	7,012
U.S. Treasury 2.25% 2025	15,750	15,757
U.S. Treasury 2.00% 2026	55,335	53,973
U.S. Treasury 2.25% 2027	4,000	3,983
U.S. Treasury 3.00% 2045	7,050	7,274
U.S. Treasury 2.25% 2046	13,950	12,302
U.S. Treasury 2.875% 2046	15,925	16,038
U.S. Treasury 3.00% 2047	16,225	16,771
U.S. Treasury Inflation-Protected Security 0.125% 20221	40,717	40,538
U.S. Treasury Inflation-Protected Security 0.125% 20241	7,002	6,883

American Funds Insurance Series — Global Bond Fund — Page 134 of 173

unaudited

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal?amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.625% 20241	$32,720	$33,214
U.S. Treasury Inflation-Protected Security 0.25% 20251	11,458	11,267
U.S. Treasury Inflation-Protected Security 0.375% 20251	5,671	5,634
U.S. Treasury Inflation-Protected Security 2.375% 20251	1,492	1,701
U.S. Treasury Inflation-Protected Security 0.625% 20261	9,981	10,053
U.S. Treasury Inflation-Protected Security 0.375% 20271	1,822	1,791
U.S. Treasury Inflation-Protected Security 0.75% 20421	676	645
U.S. Treasury Inflation-Protected Security 0.625% 20431	1,276	1,177
U.S. Treasury Inflation-Protected Security 1.375% 20441	6,127	6,679
U.S. Treasury Inflation-Protected Security 0.75% 20451	696	654
U.S. Treasury Inflation-Protected Security 1.00% 20461	24,353	24,371
Ultra Petroleum Corp. 6.875% 20223	350	348
Ultra Petroleum Corp. 7.125% 20253	150	148
UniCredit SPA 3.75% 20223	1,750	1,794
UniCredit SPA 4.625% 20273	1,350	1,427
Unisys Corp. 10.75% 20223	425	467
United Mexican States 4.75% 2044	3,200	3,211
UnitedHealth Group Inc. 2.70% 2020	520	532
UnitedHealth Group Inc. 3.75% 2025	485	511
Vale Overseas Ltd. 6.25% 2026	1,310	1,416
State of California, Various Purpose G.O. Bonds, 7.60% 2040	4,210	6,558
State of California, Various Purpose G.O. Bonds, 7.625% 20404	285	436
Verizon Communications Inc. 4.272% 2036	713	691
Verizon Communications Inc. 4.125% 2046	1,814	1,623
Virgin Australia Holdings Ltd. 8.50% 20193	325	343
Volkswagen Group of America Finance, LLC 2.45% 20193	545	548
VPI Escrow Corp. 6.375% 20203	2,300	2,240
VRX Escrow Corp. 6.125% 20253	1,375	1,169
WEA Finance LLC 1.75% 20173	655	655
WEA Finance LLC 2.70% 20193	1,500	1,513
WEA Finance LLC 3.25% 20203	3,030	3,086
WEA Finance LLC 3.75% 20243	535	543
Weatherford International PLC 8.25% 2023	875	877
Weatherford International PLC 6.50% 2036	650	556
Weatherford International PLC 6.75% 2040	1,280	1,107
WellPoint, Inc. 2.30% 2018	585	588
Western Gas Partners LP 4.00% 2022	1,500	1,539
Western Gas Partners LP 3.95% 2025	2,900	2,886
Westfield Corp. Ltd. 3.15% 20223	245	247
Williams Companies, Inc. 3.70% 2023	700	693
Williams Partners LP 4.125% 2020	375	392
Williams Partners LP 5.25% 2020	225	242
Williams Partners LP 4.50% 2023	760	812
Williams Partners LP 4.30% 2024	1,380	1,438
Wind Acquisition SA 7.375% 20213	1,800	1,873
Windstream Holdings, Inc. 7.75% 2021	1,675	1,583
WM. Wrigley Jr. Co 3.375% 20203	515	532
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20233	643	650
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 20253	400	422
Wynn Macau, Ltd. 5.25% 20213	1,150	1,182
Ziggo Bond Finance BV 5.50% 20273	1,200	1,228
Zimmer Holdings, Inc. 3.15% 2022	790	803
		963,784
Total bonds, notes & other debt instruments (cost: $2,077,893,000)		2,098,931

American Funds Insurance Series — Global Bond Fund — Page 135 of 173

unaudited

Convertible stocks0.04% U.S. dollars0.00%	Shares	Value (000)
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.304%8,9,13	329	$131
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.304%8,9,13	36	12
		143
Miscellaneous0.04%
Other convertible stocks in initial period of acquisition		909
Total convertible stocks (cost: $1,202,000)		1,052
Common stocks0.04% U.S. dollars0.04%
Corporate Risk Holdings I, Inc.9,13	25,840	402
Corporate Risk Holdings Corp.9,13	131	—
Warrior Met Coal, Inc.3,9	23,443	370
CEVA Group PLC8,9,13	431	124
NII Holdings, Inc.13	129,368	104
Atrium Corp.3,9,13	2	—
Total common stocks (cost: $3,941,000)		1,000
Rights & warrants0.00% Miscellaneous0.00%
Other rights & warrants in initial period of acquisition		—
Total rights & warrants (cost: $0)		—
Short-term securities12.92%	Principal?amount (000)
CPPIB Capital Inc. 1.16% due 7/18/20173	$ 20,000	19,989
Egyptian Treasury Bills 15.61%–17.04% due 10/3/2017–4/3/2018	159,000	7,952
Federal Home Loan Bank 1.02%–1.08% due 8/23/2017–10/16/2017	40,000	39,922
Japanese Treasury Discount Bills (0.16)% due 5/21/2018	¥15,300,000	136,144
John Deere Financial Inc. 1.05% due 7/6/20173	$25,000	24,995
Liberty Street Funding Corp. 1.28% due 9/18/20173	15,000	14,958
Mizuho Bank, Ltd. 1.19% due 7/27/20173	20,000	19,982
Paccar Financial Corp. 1.12% due 7/24/2017	6,000	5,995
Unilever Capital Corp. 1.10% due 7/24/20173	29,800	29,778
Wal-Mart Stores, Inc. 1.10% due 7/24/20173	10,000	9,993
Total short-term securities (cost: $309,095,000)		309,708
Total investment securities100.58% (cost: $2,392,131,000)		2,410,691
Other assets less liabilities (0.58)%		(14,015)
Net assets100.00%		$2,396,676

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

American Funds Insurance Series — Global Bond Fund — Page 136 of 173

unaudited

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount14 (000)	Value at 6/30/201715 (000)	Unrealized (depreciation) appreciation at 6/30/2017 (000)
10 Year Ultra U.S. Treasury Note Futures	Long	89	September 2017	$8,900	$11,998	$(32)
30 Year Ultra U.S. Treasury Bond Futures	Long	85	September 2017	8,500	14,099	192
10 Year U.S. Treasury Note Futures	Long	82	September 2017	8,200	10,294	(25)
5 Year U.S. Treasury Note Futures	Long	549	October 2017	54,900	64,692	(143)
90 Day Euro Dollar Futures	Short	220	March 2018	(55,000)	(54,142)	24
						$16

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 6/30/2017 (000)
Purchases (000)	Sales (000)
USD4,775	PLN17,827	JPMorgan Chase	7/7/2017	$(36)
SEK123,798	USD14,284	Citibank	7/10/2017	419
NOK93,000	USD10,999	Bank of America, N.A.	7/10/2017	143
USD16,422	MYR70,000	JPMorgan Chase	7/10/2017	123
USD20,237	INR1,308,300	JPMorgan Chase	7/10/2017	24
USD7,734	INR500,000	JPMorgan Chase	7/10/2017	9
USD12,581	MXN230,400	Bank of America, N.A.	7/10/2017	(93)
GBP5,907	AUD10,150	UBS AG	7/10/2017	(104)
USD15,633	MXN286,625	Goldman Sachs	7/10/2017	(134)
USD15,606	MXN286,625	Bank of America, N.A.	7/10/2017	(161)
JPY935,361	USD8,575	HSBC Bank	7/10/2017	(255)
EUR15,020	PLN63,358	UBS AG	7/11/2017	69
USD4,069	THB138,500	Bank of America, N.A.	7/11/2017	(8)
USD4,229	AUD5,600	JPMorgan Chase	7/11/2017	(74)
JPY391,780	USD3,584	JPMorgan Chase	7/11/2017	(99)
USD9,013	ILS31,900	JPMorgan Chase	7/11/2017	(136)
EUR17,250	USD18,995	UBS AG	7/12/2017	720
SEK60,114	USD6,908	Barclays Bank PLC	7/12/2017	232
EUR19,534	PLN82,342	HSBC Bank	7/12/2017	106
NOK46,831	USD5,513	Barclays Bank PLC	7/12/2017	97
EUR5,840	GBP5,090	Goldman Sachs	7/13/2017	42
USD2,024	BRL6,700	Citibank	7/14/2017	8
USD4,732	MXN87,000	Bank of America, N.A.	7/14/2017	(51)
USD6,220	MXN116,370	HSBC Bank	7/14/2017	(177)
USD4,823	INR310,000	JPMorgan Chase	7/17/2017	39
USD5,125	AUD6,800	Bank of America, N.A.	7/17/2017	(101)
JPY3,321,365	USD30,215	JPMorgan Chase	7/18/2017	(661)
JPY3,567,358	USD32,460	Bank of America, N.A.	7/18/2017	(717)
EUR5,283	USD5,900	Citibank	7/19/2017	141
JPY414,706	USD3,801	HSBC Bank	7/19/2017	(110)
USD12,768	AUD16,760	Citibank	7/19/2017	(111)
JPY726,285	USD6,655	JPMorgan Chase	7/19/2017	(193)
EUR5,244	USD5,857	UBS AG	7/20/2017	139
USD3,045	BRL10,100	HSBC Bank	7/20/2017	10
JPY351,002	USD3,164	Citibank	7/20/2017	(40)
GBP5,633	USD7,117	JPMorgan Chase	7/24/2017	226

American Funds Insurance Series — Global Bond Fund — Page 137 of 173

unaudited

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 6/30/2017 (000)
Purchases (000)	Sales (000)
EUR5,084	USD5,666	Goldman Sachs	7/24/2017	$149
EUR18,255	NOK174,000	UBS AG	7/24/2017	25
USD6,827	ZAR89,650	JPMorgan Chase	7/24/2017	4
USD2,980	ZAR39,200	UBS AG	7/24/2017	(3)
EUR4,253	GBP3,750	HSBC Bank	7/24/2017	(24)
USD13,597	MYR58,750	JPMorgan Chase	7/24/2017	(74)
USD6,037	ILS21,303	Bank of America, N.A.	7/24/2017	(76)
USD7,728	AUD10,200	UBS AG	7/24/2017	(109)
JPY1,976,140	USD17,751	HSBC Bank	7/24/2017	(162)
EUR6,645	USD7,490	Bank of America, N.A.	7/25/2017	111
GBP5,792	EUR6,700	JPMorgan Chase	7/25/2017	(112)
JPY445,496	USD4,000	Goldman Sachs	7/27/2017	(34)
JPY835,989	USD7,521	Bank of America, N.A.	7/27/2017	(79)
USD5,808	AUD7,700	Bank of America, N.A.	7/27/2017	(108)
USD7,542	AUD10,000	Bank of America, N.A.	7/27/2017	(141)
JPY1,698,519	USD15,271	Citibank	7/27/2017	(151)
EUR5,439	USD6,100	Citibank	7/28/2017	122
SEK172,682	USD20,325	Goldman Sachs	8/3/2017	214
EUR14,702	USD16,481	JPMorgan Chase	8/4/2017	343
GBP25,426	EUR28,875	Bank of America, N.A.	8/4/2017	112
JPY1,655,674	USD14,857	UBS AG	8/4/2017	(113)
NOK31,682	DKK24,600	Citibank	8/9/2017	11
JPY392,473	USD3,596	Citibank	8/9/2017	(101)
NOK70,523	CHF8,000	Bank of America, N.A.	8/10/2017	89
USD5,959	NZD8,200	Citibank	8/10/2017	(45)
USD9,203	CAD12,000	Goldman Sachs	8/10/2017	(57)
JPY1,310,000	USD11,894	HSBC Bank	8/14/2017	(224)
USD11,444	CNH80,000	Citibank	8/14/2017	(314)
SEK30,059	USD3,464	Barclays Bank PLC	8/17/2017	114
JPY846,335	USD7,628	HSBC Bank	8/23/2017	(85)
USD138,524	JPY15,300,000	Citibank	5/21/2018	255
				$(1,177)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2017 (000)
U.S. EFFR	1.299%	1/31/2018	$450,000	$(14)	$—	$(14)
1.707%	3-month USD-LIBOR	3/16/2019	12,000	29	—	29
1.6505%	3-month USD-LIBOR	3/21/2019	85,000	122	—	123
1.36%	6-month NOK-NIBOR	12/19/2019	NKr250,000	128	—	128
1.572%	3-month USD-LIBOR	9/16/2020	$10,000	(60)	—	(60)
6.775%	28-day MXN-TIIE	6/20/2022	MXN280,000	(16)	—	(16)
6.73%	28-day MXN-TIIE	6/20/2022	340,000	(56)	—	(56)
6-month HUF-BUBOR	2.58%	3/31/2027	HUF2,540,000	(276)	—	(276)
3-month USD-LIBOR	2.52611%	11/24/2045	$17,400	6	—	6
3-month USD-LIBOR	2.535%	11/24/2045	1,100	(2)	—	(2)
3-month USD-LIBOR	2.556%	11/27/2045	10,000	(60)	—	(60)

American Funds Insurance Series — Global Bond Fund — Page 138 of 173

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2017 (000)
3-month USD-LIBOR	2.354%	1/29/2046	$6,000	$221	$—	$221
3-month USD-LIBOR	2.116%	4/15/2046	2,250	198	—	198
3-month USD-LIBOR	1.909%	10/11/2046	5,750	771	—	771
3-month USD-LIBOR	2.699%	1/31/2047	2,800	(104)	—	(104)
3-month USD-LIBOR	2.659%	2/8/2047	6,000	(170)	—	(170)
3-month USD-LIBOR	2.696%	3/7/2047	4,500	(165)	—	(165)
6-month EURIBOR	1.4162%	3/8/2047	€4,400	150	—	150
6-month EURIBOR	1.4247%	4/28/2047	2,500	80	—	80
					$—	$783

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Index-linked bond whose principal amount moves with a government price index.
2	Step bond; coupon rate will increase at a later date.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $283,746,000, which represented 11.84% of the net assets of the fund.
4	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $7,941,000, which represented .33% of the net assets of the fund.
6	Coupon rate may change periodically.
7	Scheduled interest and/or principal payment was not received.
8	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
9	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,143,000, which represented .09% of the net assets of the fund.
10	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
11	Purchased on a TBA basis.
12	A portion of this security was pledged as collateral. The total value of pledged collateral was $14,439,000, which represented .60% of the net assets of the fund.
13	Security did not produce income during the last 12 months.
14	Notional amount is calculated based on the number of contracts and notional contract size.
15	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$4,000	$4,022.17%
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.304%	4/3/2013	334	131.01
CEVA Group PLC	3/10/2010	998	124.01
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.304%	3/10/2010	52	12.00
Total private placement securities		$ 5,384	$ 4,289.19%

American Funds Insurance Series — Global Bond Fund — Page 139 of 173

unaudited

Key to abbreviations and symbols
ARS = Argentine pesos	JPY/¥ = Japanese yen
AUD/A$ = Australian dollars	LIBOR = London Interbank Offered Rate
BRL = Brazilian reais	MXN = Mexican pesos
BUBOR = Budapest Interbank Offered Rate	MYR = Malaysian ringgits
CAD/C$ = Canadian dollars	NIBOR = Norwegian Interbank Offered Rate
CHF = Swiss francs	NOK/NKr = Norwegian kroner
CLP = Chilean pesos	NZD = New Zealand dollars
CNH = Chinese yuan renminbi	PHP = Philippine pesos
COP = Colombian pesos	PLN = Polish zloty
DKK/DKr = Danish kroner	SEK/SKr = Swedish kronor
EFFR = Federal Funds Effective Rate	TBA = To-be-announced
EUR/€ = Euros	THB = Thai baht
EURIBOR = Euro Interbank Offered Rate	TIIE = Equilibrium Interbank Interest Rate
GBP/£ = British pounds	TRY = Turkish lira
G.O. = General Obligation	USD/$ = U.S. dollars
HUF = Hungarian forints	UYU = Uruguayan pesos
ILS = Israeli shekels	ZAR = South African rand
INR = Indian rupees

American Funds Insurance Series — Global Bond Fund — Page 140 of 173

High-Income Bond Fund

Investment portfolio

June 30, 2017

unaudited

Bonds, notes & other debt instruments93.24% Corporate bonds & notes92.32% Energy17.72%	Principal?amount (000)	Value (000)
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 8.589% 20211,2,3,4	$5,601	$630
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.339% 20201,2,3,4	7,533	4,840
American Energy (Permian Basin) 7.125% 20205	8,045	6,677
American Energy (Permian Basin) 7.375% 20215	7,020	5,827
American Midstream Partners, LP, 8.50% 20215	1,675	1,688
Antero Resources Corp. 5.375% 20245	1,085	1,115
Ascent Resources-Marcellus LLC 10.00% 20225	1,475	1,482
Blackstone CQP Holdco LP, 6.50% 20215,6	24,675	24,811
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 20225	2,000	2,025
California Resources Corp. 8.00% 20225	1,975	1,257
California Resources Corp., Term Loan B1, (3-month USD-LIBOR + 10.375%) 11.534% 20212,3,4	1,325	1,409
Cheniere Energy, Inc. 7.00% 2024	610	683
Cheniere Energy, Inc. 5.125% 20275	2,200	2,258
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 4.408% 20194	3,520	3,467
Chesapeake Energy Corp. 4.875% 2022	4,850	4,535
Chesapeake Energy Corp. 8.00% 20225	3,258	3,458
Chesapeake Energy Corp. 8.00% 20255	7,550	7,503
Chesapeake Energy Corp. 8.00% 20275	2,625	2,582
CONSOL Energy Inc. 5.875% 2022	12,599	12,442
Continental Resources Inc. 5.00% 2022	725	714
Convey Park Energy LLC 7.50% 20255	2,000	2,005
DCP Midstream Operating LP 4.95% 2022	4,625	4,717
DCP Midstream Operating LP 3.875% 2023	2,105	2,042
Denbury Resources Inc. 9.00% 20215	1,501	1,437
Diamond Offshore Drilling, Inc. 4.875% 2043	3,960	2,574
Enbridge Energy Partners, LP 4.375% 2020	900	948
Enbridge Energy Partners, LP 7.375% 2045	1,120	1,433
Enbridge Inc., Series A, 6.00% 2077	2,225	2,339
Energy Transfer Partners, LP 5.875% 2024	5,150	5,485
Energy Transfer Partners, LP 5.50% 2027	2,470	2,569
Ensco PLC 5.20% 2025	1,100	899
Ensco PLC 5.75% 2044	4,645	3,089
EP Energy Corp. 9.375% 2020	1,600	1,270
EP Energy Corp. 8.00% 20245	1,300	1,303
Extraction Oil & Gas Holdings LLC 7.875% 20215	2,700	2,788
Genesis Energy, LP 6.75% 2022	2,850	2,871
Gulfport Energy Corp. 6.375% 20255	900	890
Holly Energy Partners, LP 6.00% 20245	1,000	1,045
Jupiter Resources Inc. 8.50% 20225	3,050	2,303
Laredo Petroleum, Inc. 6.25% 2023	725	723
Murphy Oil Corp. 6.875% 2024	1,400	1,466
Murphy Oil Corp. 5.625% 2027	2,100	2,192
Murray Energy Corp., Term Loan B2, (3-month USD-LIBOR + 7.25%) 8.546% 20202,3,4	1,140	1,117
Murray Energy Corp. 11.25% 20215	3,150	2,394
NGL Energy Partners LP 5.125% 2019	465	464

American Funds Insurance Series — High-Income Bond Fund — Page 141 of 173

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
NGL Energy Partners LP 6.875% 2021	$6,640	$6,623
NGL Energy Partners LP 7.50% 20235	1,450	1,437
NGL Energy Partners LP 6.125% 20255	2,640	2,429
NGPL PipeCo LLC 7.119% 20175	3,425	3,506
Noble Corp. PLC 7.75% 2024	1,500	1,191
Noble Corp. PLC 7.70% 2025	3,135	2,422
Noble Corp. PLC 8.70% 2045	3,450	2,484
NuStar Logistics, LP 5.625% 2027	3,000	3,157
ONEOK, Inc. 7.50% 2023	1,250	1,494
Parsley Energy, Inc. 6.25% 20245	500	528
Parsley Energy, Inc. 5.25% 20255	500	501
Parsley Energy, Inc. 5.375% 20255	650	658
PDC Energy Inc. 7.75% 2022	3,605	3,758
Peabody Energy Corp. 6.00% 20225	850	847
Peabody Energy Corp. 6.375% 20255	850	840
Peabody Energy Corp., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.726% 20222,3,4	574	574
Petrobras Global Finance Co. 8.375% 2021	3,400	3,814
Petrobras Global Finance Co. 6.125% 2022	1,960	2,029
Petrobras Global Finance Co. 6.25% 2024	1,395	1,425
Petrobras Global Finance Co. 7.375% 2027	2,280	2,418
QGOG Constellation SA 6.25% 20195	6,105	4,411
Range Resources Corp. 5.00% 20225	575	568
Range Resources Corp. 4.875% 2025	2,075	1,982
Rice Energy Inc. 7.25% 2023	750	812
SM Energy Co. 6.50% 2021	750	733
SM Energy Co. 6.125% 2022	750	716
SM Energy Co. 5.625% 2025	4,025	3,653
SM Energy Co. 6.75% 2026	475	456
Southwestern Energy Co. 4.10% 2022	7,605	7,125
Southwestern Energy Co. 6.70% 2025	1,250	1,228
Summit Midstream Partners LP, Term Loan B, (3-month USD-LIBOR + 6.00%) 7.226% 20222,3,4,7	533	541
Sunoco LP 6.25% 2021	5,950	6,233
Sunoco LP 6.375% 2023	1,200	1,274
Tallgrass Energy Partners, LP 5.50% 20245	4,125	4,197
Tapstone Energy Inc. 9.75% 20225	2,075	1,781
Targa Resources Partners LP 4.125% 2019	6,025	6,123
Targa Resources Partners LP 6.75% 2024	1,910	2,063
Targa Resources Partners LP 5.125% 20255	375	388
Teekay Corp. 8.50% 2020	11,168	10,233
Tesoro Logistics LP 6.25% 2022	450	480
Tesoro Logistics LP 5.25% 2025	2,350	2,476
Transocean Inc. 8.375% 2021	1,855	1,976
Transocean Inc. 9.00% 20235	3,500	3,649
Transocean Inc. 7.75% 20243,5	1,781	1,901
Tullow Oil PLC 6.00% 20205	525	500
Ultra Petroleum Corp. 6.875% 20225	5,875	5,838
Ultra Petroleum Corp. 7.125% 20255	1,575	1,555
Weatherford International PLC 7.75% 2021	2,310	2,330
Weatherford International PLC 4.50% 2022	1,715	1,522
Weatherford International PLC 8.25% 2023	1,870	1,875
Weatherford International PLC 9.875% 20245	915	961
Weatherford International PLC 6.50% 2036	5,615	4,801
Weatherford International PLC 6.75% 2040	7,980	6,903
Weatherford International PLC 5.95% 2042	700	549

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Williams Companies, Inc. 3.70% 2023	$3,750	$3,712
WPX Energy Inc. 7.50% 2020	700	738
WPX Energy Inc. 6.00% 2022	800	796
		278,980
Health care13.08%
Acadia Healthcare Co., Inc. 5.625% 2023	550	572
Air Methods Corp., 8.00% 20255	1,800	1,715
Air Methods Corp., Term Loan, (3-month USD-LIBOR + 3.50%) 4.796% 20242,3,4	2,529	2,507
Alere Inc. 6.50% 2020	660	672
Centene Corp. 5.625% 2021	1,305	1,364
Centene Corp. 4.75% 2022	7,715	8,091
Centene Corp. 6.125% 2024	2,800	3,034
Centene Corp. 4.75% 2025	5,025	5,176
Change Healthcare Holdings, LLC 5.75% 20255	2,000	2,047
Community Health Systems Inc. 5.125% 2021	1,760	1,789
Community Health Systems Inc. 6.25% 2023	4,850	5,025
Concordia Healthcare Corp, Term Loan B, (3-month USD-LIBOR + 4.25%) 5.501% 20212,3,4	5,800	4,361
Concordia Healthcare Corp. 9.50% 20225	2,660	466
Concordia Healthcare Corp. 7.00% 20235	6,590	989
DaVita HealthCare Partners Inc. 5.125% 2024	750	763
DaVita HealthCare Partners Inc. 5.00% 2025	3,415	3,432
DJO Finance LLC 10.75% 2020	1,875	1,598
DJO Finance LLC 8.125% 20215	4,850	4,535
Eagle Holding Co II LLC 7.625% 20225,8	1,000	1,031
Endo Finance LLC & Endo Finco Inc. 5.375% 20235	600	504
Endo Finance LLC & Endo Finco Inc. 6.00% 20235	3,085	2,608
Endo Finance LLC & Endo Finco Inc. 5.875% 20245	2,100	2,173
Endo Finance LLC & Endo Finco Inc. 6.00% 20255	4,845	3,973
Endo International PLC, Term Loan B, (3-month USD-LIBOR + 4.25%) 5.50% 20242,3,4	1,625	1,641
Endo Pharmaceuticals Holdings Inc. 5.75% 20225	2,815	2,547
Fresenius Medical Care AG & Co. KGAA 4.75% 20245	1,325	1,398
HCA Inc. 6.50% 2020	650	711
HCA Inc. 5.875% 2023	625	682
HCA Inc. 5.00% 2024	5,025	5,333
HCA Inc. 5.375% 2025	650	687
HCA Inc. 5.25% 2026	1,100	1,189
HCA Inc. 5.875% 2026	1,805	1,954
HCA Inc. 4.50% 2027	2,025	2,088
HCA Inc. 7.50% 2033	315	358
HCA Inc. 7.75% 2036	205	233
Healthsouth Corp. 5.75% 2024	2,075	2,138
Healthsouth Corp. 5.75% 2025	4,670	4,939
IMS Health Holdings, Inc. 5.00% 20265	2,350	2,429
inVentiv Health, Inc. 7.50% 20245	2,220	2,420
Kindred Healthcare, Inc. 8.00% 2020	900	950
Kinetic Concepts, Inc. 7.875% 20215	990	1,049
Kinetic Concepts, Inc. 12.50% 20215	7,813	8,829
Mallinckrodt PLC 4.875% 20205	3,710	3,631
Mallinckrodt PLC 5.625% 20235	1,955	1,794
MEDNAX, Inc. 5.25% 20235	2,845	2,937
Molina Healthcare, Inc. 5.375% 2022	9,615	10,228
Molina Healthcare, Inc. 4.875% 20255	1,700	1,717
Prestige Brands International Inc. 6.375% 20245	900	966

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal?amount (000)	Value (000)
Quintiles Transnational Corp. 4.875% 20235	$2,825	$2,906
RegionalCare Hospital Partners Holdings, Inc. 8.25% 20235	1,638	1,765
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)2,3,4,7,8	6,351	6,222
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 5.55% 20182,3,4,7	2,984	2,969
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 10.00% 20192,3,4,7	2,300	2,288
Tenet Healthcare Corp. 4.375% 2021	3,705	3,779
Tenet Healthcare Corp. 6.75% 2023	3,110	3,118
Tenet Healthcare Corp. 4.625% 20245	2,146	2,157
Tenet Healthcare Corp. 4.625% 20245	1,896	1,903
Tenet Healthcare Corp. 5.125% 20255	450	453
Tenet Healthcare Corp. 7.00% 20255	525	524
Tenet Healthcare Corp., First Lien, 4.75% 2020	5,300	5,512
Tenet Healthcare Corp., First Lien, 6.00% 2020	4,860	5,218
Tenet Healthcare Corp., First Lien, 4.50% 2021	1,355	1,384
Vizient Inc. 10.375% 20245	985	1,135
VPI Escrow Corp. 6.375% 20205	9,690	9,436
VPI Escrow Corp. 5.625% 20215	1,175	1,066
VPI Escrow Corp. 7.50% 20215	2,590	2,519
VPI Escrow Corp. 6.50% 20225	1,625	1,708
VPI Escrow Corp. 7.00% 20245	2,400	2,529
VRX Escrow Corp. 5.375% 20205	3,800	3,676
VRX Escrow Corp. 7.25% 20225	1,150	1,087
VRX Escrow Corp. 5.875% 20235	6,010	5,184
VRX Escrow Corp. 6.125% 20255	18,995	16,146
		205,957
Consumer discretionary12.04%
Adient Global Holdings Ltd. 4.875% 20265	225	227
American Axle & Manufacturing Holdings, Inc. 6.50% 20275	2,775	2,706
Boyd Gaming Corp. 6.875% 2023	1,455	1,562
Boyd Gaming Corp. 6.375% 2026	1,450	1,571
Cablevision Systems Corp. 7.75% 2018	375	390
Cablevision Systems Corp. 6.75% 2021	5,875	6,521
Cablevision Systems Corp. 5.50% 20275	1,200	1,272
CBS Outdoor Americas Inc. 5.25% 2022	500	520
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 20245	1,350	1,444
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	1,000	1,082
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20255	550	587
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 20265	2,600	2,766
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20265	10,620	11,390
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20275	3,125	3,203
Cedar Fair, LP 5.375% 20275	800	848
Cengage Learning Acquisitions, Inc., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.339% 20232,3,4	2,254	2,136
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	12,713	12,697
Cumulus Media Holdings Inc. 7.75% 2019	2,630	736
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.48% 20202,3,4	4,843	3,917
DISH DBS Corp. 5.875% 2022	1,050	1,131
DISH DBS Corp. 5.00% 2023	450	462
DISH DBS Corp.5.875% 2024	450	482
DISH DBS Corp. 7.75% 2026	400	475
Dollar Tree Inc. 5.25% 2020	325	334
Dollar Tree Inc. 5.75% 2023	625	662
Gannett Co., Inc. 5.125% 2019	915	936
Goodyear Tire & Rubber Co. 4.875% 2027	750	763

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal?amount (000)	Value (000)
Hanesbrands Inc. 4.625% 20245	$1,000	$1,020
iHeartCommunications, Inc. 9.00% 2019	9,685	7,639
iHeartCommunications, Inc. 10.625% 2023	515	393
iHeartCommunications, Inc., Term Loan D, (3-month USD-LIBOR + 6.75%) 7.976% 20192,3,4	4,350	3,567
International Game Technology 6.25% 20225	200	220
Levi Strauss & Co. 5.00% 2025	750	788
Liberty Global PLC 6.125% 20255	900	970
Limited Brands, Inc. 6.875% 2035	3,550	3,443
LKQ Corp. 4.75% 2023	950	974
Loral Space & Communications Inc. 8.875% 20245	1,225	1,378
McGraw-Hill Global Education Holdings, LLC 7.875% 20245	225	219
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	110	115
Melco Crown Entertainment Ltd. 5.875% 20195	1,750	1,851
Melco International Development Ltd. 4.875% 20255	3,000	3,010
Meritage Homes Corp. 5.125% 20275	1,550	1,556
MGM Growth Properties LLC 5.625% 2024	1,525	1,670
MGM Resorts International 7.75% 2022	750	882
MGM Resorts International 6.00% 2023	3,050	3,370
MGM Resorts International 4.625% 2026	450	457
MHGE Parent LLC/Finance 8.50% 20195,8	2,050	2,060
Michaels Stores, Inc. 5.875% 20205	850	871
Mohegan Tribal Gaming Authority 7.875% 20245	2,725	2,844
NBC Universal Enterprise, Inc. 5.25% 20495	835	890
Needle Merger Sub Corp. 8.125% 20195	2,429	2,432
Neiman Marcus Group LTD Inc. 8.00% 20215	820	451
Neiman Marcus Group LTD Inc. 8.75% 20215,8	3,170	1,537
Neiman Marcus Group LTD Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.339% 20202,3,4	3,518	2,663
Netflix, Inc. 5.75% 2024	1,855	2,029
Newell Rubbermaid Inc. 5.00% 2023	675	723
Petsmart, Inc. 7.125% 20235	6,730	6,007
Petsmart, Inc. 5.875% 20255	7,365	7,135
Petsmart, Inc. 8.875% 20255	3,895	3,607
Petsmart Inc., Term Loan B-2, (3-month USD-LIBOR + 3.00%) 4.22% 20222,3,4	3,444	3,207
Playa Resorts Holding BV 8.00% 20205	1,888	1,982
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 6.125% 20215	2,100	2,137
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	3,875	3,986
Sally Holdings LLC and Sally Capital Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 4.50% 20242,3,4,7	1,210	1,221
Schaeffler Verwaltungs 4.75% 20265,8	950	963
Scientific Games Corp. 7.00% 20225	3,475	3,710
Sirius XM Radio Inc 3.875% 20225	1,750	1,772
Sirius XM Radio Inc 5.375% 20255	647	670
Sotheby’s Holdings, Inc. 5.25% 20225	2,340	2,404
Tenneco Inc. 5.00% 2026	1,275	1,293
TI Automotive Ltd. 8.75% 20235	3,085	3,278
Uber Technologies, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 5.216% 20232,3,4	4,039	4,044
Univision Communications Inc. 6.75% 20225	500	521
Univision Communications Inc. 5.125% 20235	2,975	3,011
Univision Communications Inc. 5.125% 20255	700	696
Univision Communications Inc., Term Loan C5, (3-month USD-LIBOR + 2.75%) 3.976% 20242,3,4	72	71
Warner Music Group 5.625% 20225	2,114	2,196
Warner Music Group 5.00% 20235	2,670	2,747
Warner Music Group 4.875% 20245	1,100	1,128
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20235	2,668	2,698
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 20255	6,525	6,880

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal?amount (000)	Value (000)
Wynn Macau, Ltd. 5.25% 20215	$7,275	$7,475
YUM! Brands, Inc. 5.00% 20245	2,420	2,529
ZF Friedrichshafen AG 4.75% 20255	1,200	1,270
		189,480
Materials11.98%
AK Steel Holding Corp. 7.625% 2021	2,000	2,091
AK Steel Holding Corp. 7.00% 2027	2,575	2,672
Aleris International, Inc. 7.875% 2020	2,105	1,994
Aleris International, Inc. 9.50% 20215	3,080	3,183
ArcelorMittal 6.125% 2025	500	563
ArcelorMittal 7.50% 2041	9,555	10,582
Ardagh Group SA 7.125% 20238	450	481
Ardagh Packaging Finance 6.00% 20255	2,800	2,947
Axalta Coating Systems LLC 4.875% 20245	1,000	1,035
Ball Corp. 4.375% 2020	2,000	2,108
Ball Corp. 5.25% 2025	250	277
BHP Billiton Finance Ltd. 6.25% 20755	1,395	1,525
Building Materials Corp. 6.00% 20255	650	699
BWAY Holding Co., 7.25% 20255	2,800	2,849
Bway Parent Co. Inc., 5.50% 20245	750	768
CEMEX SAB de CV 7.75% 20265	1,725	1,977
CF Industries, Inc. 4.50% 20265	1,730	1,782
CF Industries, Inc. 4.95% 2043	5,045	4,351
Chemours Co. 6.625% 2023	3,560	3,782
Chemours Co. 7.00% 2025	3,290	3,603
Chemours Co. 5.375% 2027	1,750	1,798
Cliffs Natural Resources Inc. 8.25% 20205	7,865	8,612
Cliffs Natural Resources Inc. 5.75% 20255	11,950	11,323
Cliffs Natural Resources Inc. 6.25% 2040	825	627
Commercial Metals Co. 5.375% 2027	1,500	1,532
Consolidated Energy Finance SA 6.875% 20255	1,500	1,549
First Quantum Minerals Ltd. 7.00% 20215	10,813	11,137
First Quantum Minerals Ltd. 7.25% 20225	2,675	2,742
First Quantum Minerals Ltd. 7.25% 20235	900	887
First Quantum Minerals Ltd. 7.50% 20255	11,625	11,422
Flex Acquisition Company, Inc. 6.875% 20255	1,075	1,120
FMG Resources 9.75% 20225	7,555	8,641
Freeport-McMoRan Inc. 3.55% 2022	5,165	4,866
Freeport-McMoRan Inc. 6.75% 2022	725	754
Freeport-McMoRan Inc. 3.875% 2023	500	468
Freeport-McMoRan Inc. 6.875% 2023	1,000	1,060
Georgia Gulf Corp. 4.625% 2021	3,325	3,458
Georgia Gulf Corp. 4.875% 2023	800	842
Hexion Inc. 6.625% 2020	2,250	2,064
Hexion Inc. 10.375% 20225	575	572
Huntsman Corp. 5.75% 20255	3,160	3,199
Huntsman International LLC 4.875% 2020	4,070	4,294
INEOS Group Holdings SA 5.625% 20245	875	905
Nova Chemicals Corp 4.875% 20245	1,450	1,446
Nova Chemicals Corp 5.25% 20275	1,450	1,446
Novelis Corp. 6.25% 20245	1,195	1,258
Novelis Corp. 5.875% 20265	3,825	3,949
Olin Corp. 5.125% 2027	1,925	1,988

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal?amount (000)	Value (000)
Owens-Illinois, Inc. 5.00% 20225	$560	$594
Owens-Illinois, Inc. 5.875% 20235	3,140	3,468
Owens-Illinois, Inc. 6.375% 20255	2,125	2,389
Platform Specialty Products Corp. 10.375% 20215	3,682	4,082
Platform Specialty Products Corp. 6.50% 20225	1,025	1,063
Rayonier Advanced Materials Inc. 5.50% 20245	3,640	3,560
Reynolds Group Inc. 5.75% 2020	2,195	2,249
Reynolds Group Inc. 7.00% 20245	2,755	2,960
Ryerson Inc. 11.00% 20225	6,901	7,824
Scotts Miracle-Gro Co. 5.25% 2026	650	683
Sealed Air Corp. 5.25% 20235	830	894
Sealed Air Corp. 5.125% 20245	490	528
SPCM SA 4.875% 20255	2,100	2,147
Summit Materials, Inc. 6.125% 2023	350	368
Summit Materials, Inc. 5.125% 20255	4,475	4,598
SunCoke Energy Partners, LP, 7.50% 20255	1,950	1,935
Teck Resources Ltd. 3.75% 2023	550	538
Tembec Industries Inc. 9.00% 20195	350	364
United States Steel Corp. 7.375% 2020	800	869
Vale Overseas Ltd. 5.875% 2021	1,325	1,426
Vale Overseas Ltd. 6.875% 2039	1,530	1,649
Vale SA 5.625% 2042	550	525
Zekelman Industries Inc. 9.875% 20235	520	586
		188,527
Telecommunication services11.33%
Altice NV 6.50% 20225	1,000	1,047
Altice NV 6.625% 20235	835	888
Altice NV 5.50% 20265	1,300	1,368
Altice NV 7.50% 20265	1,250	1,391
CenturyLink, Inc. 6.75% 2023	1,200	1,297
CenturyLink, Inc. 7.50% 2024	3,313	3,636
CenturyLink, Inc. 5.625% 2025	725	727
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 20205	5,267	5,386
Cincinnati Bell Inc. 7.00% 20245	2,675	2,803
Colorado Buyer Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.42% 20252,3,4	1,063	1,078
Columbus International Inc. 7.375% 20215	1,800	1,915
Digicel Group Ltd. 8.25% 20205	4,775	4,482
Frontier Communications Corp. 8.50% 2020	3,000	3,161
Frontier Communications Corp. 8.875% 2020	2,750	2,917
Frontier Communications Corp. 9.25% 2021	700	688
Frontier Communications Corp. 8.75% 2022	200	181
Frontier Communications Corp. 10.50% 2022	6,780	6,483
Frontier Communications Corp. 11.00% 2025	6,262	5,839
Inmarsat PLC 4.875% 20225	3,500	3,570
Inmarsat PLC 6.50% 20245	3,700	3,959
Intelsat Jackson Holding Co. 7.25% 2019	1,890	1,893
Intelsat Jackson Holding Co. 7.25% 2020	2,675	2,541
Intelsat Jackson Holding Co. 5.50% 2023	1,850	1,540
Level 3 Communications, Inc. 5.125% 2023	2,150	2,237
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 9.85% 2020 (100% PIK)2,3,4,8	19,138	18,414
MetroPCS Wireless, Inc. 6.625% 2023	4,425	4,694
Neptune Finco Corp. (Altice NV) 10.125% 20235	1,925	2,238
Neptune Finco Corp. (Altice NV) 6.625% 20255	2,525	2,784

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal?amount (000)	Value (000)
Numericable Group SA 6.00% 20225	$1,965	$2,058
Numericable Group SA 7.375% 20265	3,400	3,702
SoftBank Group Corp. 4.50% 20205	6,225	6,487
Sprint Corp. 7.25% 2021	3,740	4,165
Sprint Corp. 11.50% 2021	5,355	6,881
Sprint Corp. 7.875% 2023	3,980	4,587
Sprint Corp. 7.125% 2024	600	669
Sprint Corp. 6.875% 2028	5,650	6,294
T-Mobile US, Inc. 6.00% 2023	600	637
T-Mobile US, Inc. 6.00% 2024	1,600	1,716
T-Mobile US, Inc. 6.375% 2025	4,050	4,389
T-Mobile US, Inc. 6.50% 2026	1,675	1,853
Trilogy International Partners, LLC 8.875% 20225	5,500	5,741
UPCB Finance IV Ltd. 5.375% 20255	950	999
Wind Acquisition SA 4.75% 20205	500	506
Wind Acquisition SA 7.375% 20215	13,300	13,840
Windstream Holdings, Inc. 7.75% 2020	350	354
Windstream Holdings, Inc. 7.75% 2021	8,225	7,773
Windstream Holdings, Inc. 7.50% 2022	975	875
Zayo Group Holdings, Inc. 6.00% 2023	1,950	2,062
Zayo Group Holdings, Inc. 6.375% 2025	2,225	2,410
Zayo Group Holdings, Inc. 5.75% 20275	4,325	4,536
Ziggo Bond Finance BV 5.875% 20255	950	981
Ziggo Bond Finance BV 5.50% 20275	5,525	5,656
		178,328
Information technology7.69%
Alcatel-Lucent USA Inc. 6.45% 2029	1,800	2,111
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.459% 20252,3,4	4,175	4,261
Blackboard Inc. 9.75% 20215	25	24
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 6.158% 20212,3,4	1,685	1,685
BMC Software, Inc. 9.00% 20195,8	1,550	1,556
BMC Software, Inc. 8.125% 20215	8,390	8,728
BMC Software, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 5.226% 20222,3,4	4,929	4,947
Camelot Finance SA 7.875% 20245	3,935	4,250
Cardtronics Inc 5.50% 20255	2,825	2,917
CCC Information Services Inc., Term Loan (3-month USD-LIBOR + 6.75%) 7.976% 20252,3,4	675	693
CDK Global, Inc. 4.875% 20275	650	670
EchoStar Corp. 6.625% 2026	4,250	4,579
Ellucian, Inc. 9.00% 20235	1,700	1,777
First Data Corp. 5.375% 20235	2,775	2,907
First Data Corp. 7.00% 20235	4,505	4,820
First Data Corp. 5.00% 20245	2,525	2,606
First Data Corp. 5.75% 20245	2,525	2,632
Gartner, Inc. 5.125% 20255	1,500	1,579
Genesys Telecommunications Laboratories, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 5.296% 20232,3,4	572	574
Genesys Telecommunications Laboratories, Inc. 10.00% 20245	3,050	3,435
Gogo Inc. 12.50% 20225	7,850	8,959
GTT Communications, Inc. 7.875% 20245	3,300	3,539
Hughes Satellite Systems Corp. 7.625% 2021	1,500	1,710
Infor (US), Inc. 5.75% 20205	750	775
Infor (US), Inc. 6.50% 2022	3,275	3,406
Infor Software 7.125% 20215,8	2,325	2,406

American Funds Insurance Series — High-Income Bond Fund — Page 148 of 173

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal?amount (000)	Value (000)
j2 Global, Inc. 6.00% 20255	$1,875	$1,941
JDA Software Group, Inc. 7.375% 20245	200	209
JDA Software Group, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 4.726% 20232,3,4	697	702
Kronos Inc., Term Loan, (3-month USD-LIBOR + 3.50%) 4.56% 20232,3,4	746	752
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.420% 20242,3,4	7,870	8,172
NXP BV and NXP Funding LLC 4.125% 20205	1,000	1,053
NXP BV and NXP Funding LLC 4.125% 20215	250	264
PE Cortes NP Holdings LLC 12.00% 20225,8	625	671
PE Cortes NP Holdings LLC 9.25% 20245	850	922
Qorvo, Inc. 7.00% 2025	1,450	1,653
Solera Holdings, Inc. 10.50% 20245	6,075	7,009
Symantec Corp 5.00% 20255	3,600	3,777
Tempo Acquisition LLC 6.75% 20255	2,300	2,357
Unisys Corp. 10.75% 20225	7,325	8,057
VeriSign, Inc. 4.75% 20275	4,250	4,319
Western Digital Corp. 7.375% 20235	830	914
Western Digital Corp. 10.50% 2024	600	709
		121,027
Industrials7.08%
ACCO Brands Corp. 5.25% 20245	245	255
Aircastle Ltd. 5.00% 2023	2,025	2,167
Allison Transmission Holdings, Inc. 5.00% 20245	3,175	3,262
American Airlines, Inc., 5.50% 20195	500	526
ARAMARK Corp. 5.125% 2024	650	685
Associated Materials, LLC 9.00% 20245	8,700	9,309
Avis Budget Group, Inc. 5.50% 2023	740	738
Bohai Financial Investment Holding Co., Ltd. 5.25% 20225	1,050	1,102
Bohai Financial Investment Holding Co., Ltd. 5.50% 20245	2,125	2,225
Brand Energy 8.5% 20255	2,185	2,267
Builders FirstSource, Inc. 10.75% 20235	3,410	3,947
Builders FirstSource, Inc. 5.625% 20245	4,835	5,053
CEVA Group PLC 9.00% 20215	1,700	1,449
CEVA Logistics U.S. Holdings Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.672% 20212,3,4	593	555
Cloud Crane LLC, 10.125% 20245	1,175	1,293
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20193	36	38
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20203	195	204
Corporate Risk Holdings LLC 9.50% 20195	12,782	13,613
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)5,7,8	1,307	1,399
Covanta Holding Corp. 5.875% 2024	1,475	1,442
Covanta Holding Corp. 5.875% 2025	810	788
DAE Aviation Holdings, Inc. 10.00% 20235	6,625	7,370
Deck Chassis Acquisition Inc. 10.00% 20235	3,540	3,938
Euramax International, Inc. 12.00% 20205	4,175	4,572
GFL Environmental Inc., 5.625% 20225	1,325	1,361
Hardwoods Acquisition Inc 7.50% 20215	4,025	3,612
Hertz Global Holdings Inc. 7.625% 20225	5,320	5,321
KAR Auction Services, Inc. 5.125% 20255	675	689
KLX Inc. 5.875% 20225	575	606
LSC Communications, Inc. 8.75% 20235	3,605	3,776
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.226% 20222,3,4	2,063	2,083
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 20215	4,000	3,410
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 20225	650	676
Ply Gem Industries, Inc. 6.50% 2022	2,675	2,803

American Funds Insurance Series — High-Income Bond Fund — Page 149 of 173

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal?amount (000)	Value (000)
Prime Security Services Borrower, LLC 9.25% 20235	$2,550	$2,777
PrimeSource Building Products Inc 9.00% 20235	171	179
R.R. Donnelley & Sons Co. 7.875% 2021	2,675	2,909
R.R. Donnelley & Sons Co. 6.50% 2023	3,600	3,609
Sensata Technologies Holding NV 6.25% 20265	1,000	1,095
TransDigm Inc. 5.50% 2020	2,225	2,261
United Rentals, Inc. 7.625% 2022	220	230
United Rentals, Inc. 5.50% 2025	1,000	1,051
United Rentals, Inc. 5.875% 2026	225	240
USG Corp. 4.875% 20275	900	928
Virgin Australia Holdings Ltd. 8.50% 20195	2,675	2,826
Virgin Australia Holdings Ltd. 7.875% 20215	800	837
		111,476
Utilities3.70%
AES Corp. 8.00% 2020	2,175	2,528
AES Corp. 7.375% 2021	3,775	4,341
AES Corp. 4.875% 2023	960	983
AES Corp. 5.50% 2024	2,915	3,050
AES Corp. 7.75% 20245	1,750	1,840
AES Corp. 5.50% 2025	3,975	4,179
AES Corp. 6.00% 2026	3,775	4,058
AmeriGas Partners, LP 5.50% 2025	3,850	3,927
Calpine Corp. 6.00% 20225	425	441
Calpine Corp. 5.375% 2023	2,435	2,383
Calpine Corp. 5.875% 20245	570	590
Calpine Corp. 5.75% 2025	1,385	1,305
Calpine Corp. 5.25% 20265	3,875	3,817
Dynegy Finance Inc. 6.75% 2019	2,895	3,000
Dynegy Finance Inc. 7.375% 2022	3,485	3,450
Dynegy Finance Inc. 7.625% 2024	260	254
Emera Inc. 6.75% 2076	3,700	4,200
Enel Società per Azioni 8.75% 20735	2,000	2,385
FirstEnergy Corp. 3.90% 2027	460	461
NRG Energy, Inc. 6.25% 2022	5,385	5,553
NRG Energy, Inc. 7.25% 2026	1,000	1,040
NRG Energy, Inc. 6.625% 2027	1,940	1,952
Talen Energy Corp. 4.625% 20195	2,543	2,486
		58,223
Financials3.54%
Ally Financial Inc. 8.00% 2020	1,915	2,183
Ally Financial Inc. 5.125% 2024	2,825	2,987
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	2,200	2,290
Carlyle Group LP 6.375% 20225	1,000	1,050
Carlyle Group LP 6.25% 20255	1,100	1,137
CIT Group Inc. 3.875% 2019	9,335	9,592
CIT Group Inc. 5.80% (undated)	1,500	1,568
Fortress Investment Group LLC 6.75% 20225	2,050	2,096
General Motors Acceptance Corp. 7.50% 2020	1,470	1,669
Hub International Ltd., 7.875% 20215	875	914
Icahn Enterprises Finance Corp. 6.25% 2022	2,050	2,142
International Lease Finance Corp. 8.25% 2020	875	1,032
iStar Financial Inc. 4.00% 2017	2,125	2,126

American Funds Insurance Series — High-Income Bond Fund — Page 150 of 173

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
JPMorgan Chase & Co., Series I, junior subordinated 7.90% 2049	$1,695	$1,764
Liberty Mutual Group Inc., Series A, 7.80% 20875	1,200	1,498
MGIC Investment Corp. 5.75% 2023	1,025	1,107
Navient Corp. 4.875% 2019	4,600	4,796
Navient Corp. 6.50% 2022	1,575	1,673
Navient Corp. 5.50% 2023	3,935	4,014
Navient Corp. 6.75% 2025	1,800	1,860
NBTY, Inc. 7.625% 20215	500	533
OneMain Financial Holdings, LLC 6.75% 20195	930	980
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)5	1,265	1,439
Springleaf Finance Corp. 8.25% 2020	1,175	1,322
Starwood Property Trust, Inc. 5.00% 20215	2,150	2,241
Wells Fargo & Co., Series K, junior subordinated 7.98% 2049	1,610	1,680
		55,693
Real estate2.10%
Communications Sales & Leasing, Inc. 6.00% 20235	2,450	2,556
Communications Sales & Leasing, Inc. 8.25% 2023	3,523	3,646
Crescent Resources 8.875% 20215	1,275	1,345
CyrusOne Inc., 5.00% 20245	775	800
Equinix, Inc. 5.75% 2025	275	297
Equinix, Inc. 5.875% 2026	1,725	1,885
Equinix, Inc. 5.375% 2027	3,725	3,981
Gaming and Leisure Properties, Inc. 4.375% 2021	200	211
Gaming and Leisure Properties, Inc. 5.375% 2026	920	1,007
Howard Hughes Corp. 5.375% 20255	4,600	4,715
Iron Mountain Inc. 5.75% 2024	5,975	6,124
Realogy Corp. 4.50% 20195	2,825	2,928
Realogy Corp. 4.875% 20235	3,550	3,594
		33,089
Consumer staples2.02%
B&G Foods, Inc. 5.25% 2025	1,800	1,841
BJ’s Wholesale Club, Term Loan B, (3-month USD-LIBOR + 3.75%) 4.968% 20242,3,4	5,535	5,379
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 8.71% 20252,3,4	3,335	3,259
Chobani LLC 7.50% 20255	2,880	3,053
Cott Beverages Inc. 5.50% 20255	675	690
Darling Ingredients Inc. 5.375% 2022	750	783
Dean Foods Co. 6.50% 20235	450	476
First Quality Enterprises, Inc. 5.00% 20255	700	716
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 6.726% 20232,3,4	4,833	4,881
Kronos Acquisition Holdings Inc. 9.00% 20235	1,875	1,875
Post Holdings, Inc. 8.00% 20255	1,550	1,767
Post Holdings, Inc. 5.00% 20265	700	700
Reynolds American Inc. 5.85% 2045	1,250	1,538
Rite Aid Corp. 6.125% 20235	1,500	1,481
Spectrum Brands Inc. 6.125% 2024	750	807
TreeHouse Foods, Inc. 6.00% 20245	645	690
Vector Group Ltd. 6.125% 20255	1,750	1,822
		31,758

American Funds Insurance Series — High-Income Bond Fund — Page 151 of 173

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Municipals0.04%	Principal?amount (000)	Value (000)
Surgery Center Holdings 6.75% 20255	$585	$594
Total corporate bonds & notes		1,453,132
U.S. Treasury bonds & notes0.64% U.S. Treasury0.64%
U.S. Treasury 1.25% 20199	10,000	9,978
Total U.S. Treasury bonds & notes		9,978
Bonds & notes of governments & government agencies outside the U.S.0.18%
Argentine Republic (Argentina Central Bank 7D Repo Reference Rate) 26.25% 20204	ARS33,325	2,086
Argentine Republic 18.20% 2021	12,500	800
		2,886
Asset-backed obligations0.05%
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 20223	$750	760
Municipals0.05%
Illinois G.O. Bonds, Pension Funding Series 2003, 5.10% 20333	900	843
Total bonds, notes & other debt instruments (cost: $1,442,832,000)		1,467,599
Convertible bonds0.37% Consumer discretionary0.11%
DISH DBS Corp. 3.375% 20265	1,435	1,747
Miscellaneous0.26%
Other convertible bonds in initial period of acquisition		4,092
Total convertible bonds (cost: $5,452,000)		5,839
Convertible stocks1.07% Industrials0.17%	Shares
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.304%6,7,10	4,788	1,915
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.304%6,7,10	2,212	708
		2,623
Utilities0.09%
Dominion Resources, Inc., convertible preferred, Series A, units	28,927	1,418
Information technology0.03%
Alibaba Mandatory Exchangeable Trust, convertible preferred5	3,300	540
Telecommunication services0.02%
Frontier Communications Corp., Series A, convertible preferred	10,000	294

American Funds Insurance Series — High-Income Bond Fund — Page 152 of 173

unaudited

Convertible stocks Miscellaneous0.76%	Shares	Value (000)
Other convertible stocks in initial period of acquisition		$11,953
Total convertible stocks (cost: $20,794,000)		16,828
Common stocks0.80% Information technology0.22%
Corporate Risk Holdings I, Inc.7,10	218,504	3,402
Corporate Risk Holdings Corp.7,10	1,104	—
		3,402
Materials0.15%
Warrior Met Coal, Inc.5,7	155,189	2,446
Industrials0.10%
CEVA Group PLC6,7,10	5,622	1,616
Atrium Corp.5,7,10	361	—
		1,616
Energy0.09%
Ascent Resources - Utica, LLC, Class A7,10	6,297,894	1,411
Telecommunication services0.07%
NII Holdings, Inc.10	1,325,555	1,066
Health care0.04%
Rotech Healthcare Inc.7,10	201,793	678
Consumer discretionary0.00%
Adelphia Recovery Trust, Series Arahova7,10	388,601	2
Adelphia Recovery Trust, Series ACC-17,10	449,306	—
		2
Miscellaneous0.13%
Other common stocks in initial period of acquisition		1,986
Total common stocks (cost: $38,102,000)		12,607
Rights & warrants0.00% Utilities0.00%
Vistra Energy Corp., rights5,7,10,11	41,035	46
Miscellaneous0.00%
Other rights & warrants in initial period of acquisition		—
Total rights & warrants (cost: $65,000)		46

American Funds Insurance Series — High-Income Bond Fund — Page 153 of 173

unaudited

Short-term securities3.95%	Principal?amount (000)	Value (000)
ExxonMobil Corp. 1.10% due 7/10/2017	$19,700	$19,694
Federal Home Loan Bank 0.85% due 7/14/2017	10,000	9,998
General Electric Co. 1.08% due 7/3/2017	32,400	32,398
Total short-term securities (cost: $62,090,000)		62,090
Total investment securities99.43% (cost: $1,569,335,000)		1,565,009
Other assets less liabilities 0.57%		8,949
Net assets100.00%		$1,573,958

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
3-month USD-LIBOR	2.0745%	11/21/2026	$18,600	$267	$—	$267
3-month USD-LIBOR	2.2825%	4/13/2027	10,700	(21)	—	(21)
					$—	$246

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments (000)	Unrealized appreciation at 6/30/2017 (000)
CDX.NA.HY.28	5.00%/Quarterly	6/20/2022	$62,600	$(4,318)	$(4,467)	$149

1	Scheduled interest and/or principal payment was not received.
2	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $107,360,000, which represented 6.82% of the net assets of the fund.
3	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4	Coupon rate may change periodically.
5	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $758,939,000, which represented 48.22% of the net assets of the fund.
6	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the next page.
7	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $32,053,000, which represented 2.04% of the net assets of the fund.
8	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
9	A portion of this security was pledged as collateral. The total value of pledged collateral was $3,469,000, which represented .22% of the net assets of the fund.
10	Security did not produce income during the last 12 months.
11	Purchased on a TBA basis.

American Funds Insurance Series — High-Income Bond Fund — Page 154 of 173

unaudited

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$24,675	$24,811	1.58%
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.158%	5/2/2013	4,855	1,915.12
CEVA Group PLC	3/10/2010-5/2/2013	6,128	1,616.10
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.158%	3/10/2010-8/22/2014	2,214	708.04
Total private placement securities		$ 37,872	$ 29,050	1.84%

Key to abbreviations and symbol
ARS = Argentine pesos
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

American Funds Insurance Series — High-Income Bond Fund — Page 155 of 173

Mortgage Fund

Investment portfolio

June 30, 2017

unaudited

Bonds, notes & other debt instruments97.67% Mortgage-backed obligations62.02% Federal agency mortgage-backed obligations54.82%	Principal?amount (000)	Value (000)
Fannie Mae 4.00% 20361	$5,460	$5,803
Fannie Mae 4.00% 20361	629	668
Fannie Mae 4.00% 20361	509	541
Fannie Mae 5.00% 20361	85	87
Fannie Mae 4.00% 20471	10,353	10,891
Fannie Mae 4.00% 20471	3,985	4,192
Fannie Mae 4.00% 20471,2	1,300	1,364
Freddie Mac 5.00% 20341	1,816	1,991
Freddie Mac 4.00% 20361	6,443	6,851
Freddie Mac 4.00% 20361	1,107	1,169
Freddie Mac 3.50% 20451	10,635	11,016
Freddie Mac 4.00% 20471,2	47,854	50,232
Freddie Mac 4.00% 20471	10,000	10,528
Freddie Mac 4.00% 20471	9,969	10,501
Freddie Mac 4.50% 20471,2	3,700	3,963
Freddie Mac Pool #760014 2.981% 20451,3	3,309	3,405
Government National Mortgage Assn. 3.75% 20341	1,438	1,510
Government National Mortgage Assn. 3.75% 20381	857	903
Government National Mortgage Assn. 3.75% 20391	923	972
Government National Mortgage Assn. 4.00% 20391	575	589
Government National Mortgage Assn. 6.00% 20391	329	374
Government National Mortgage Assn. 4.00% 20401	398	407
Government National Mortgage Assn. 5.50% 20401	2,558	2,862
Government National Mortgage Assn. 4.50% 20411	94	98
Government National Mortgage Assn. 5.00% 20411	1,445	1,552
Government National Mortgage Assn. 5.00% 20411	1,017	1,061
Government National Mortgage Assn. 6.50% 20411	849	942
Government National Mortgage Assn. 3.50% 20421	481	488
Government National Mortgage Assn. 3.50% 20421	319	331
Government National Mortgage Assn. 3.50% 20421	230	232
Government National Mortgage Assn. 3.50% 20431	2,588	2,703
Government National Mortgage Assn. 3.50% 20431	1,978	2,064
Government National Mortgage Assn. 3.50% 20431	1,942	2,013
Government National Mortgage Assn. 3.50% 20431	1,345	1,397
Government National Mortgage Assn. 3.50% 20431	1,277	1,324
Government National Mortgage Assn. 3.50% 20431	531	535
Government National Mortgage Assn. 3.50% 20431	220	228
Government National Mortgage Assn. 3.75% 20441	944	994
Government National Mortgage Assn. 4.25% 20441	1,782	1,905
Government National Mortgage Assn. 4.00% 20461	1,608	1,668
Government National Mortgage Assn. 4.00% 20471	13,380	14,098
Government National Mortgage Assn. 4.00% 20471	4,972	5,248
Government National Mortgage Assn. 4.50% 20471	5,152	5,484
Government National Mortgage Assn. 4.685% 20651	1,229	1,290
Government National Mortgage Assn. 4.696% 20651	737	772

American Funds Insurance Series — Mortgage Fund — Page 156 of 173

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Government National Mortgage Assn. 4.737% 20651	$1,995	$2,102
Government National Mortgage Assn. 4.62% 20661	2,037	2,184
Government National Mortgage Assn. 5.20% 20661	418	429
Seasoned Credit Risk Transfer, Series 2017-1, Class HA, 2.00% 20561	1,571	1,574
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 20281	4,727	4,793
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 20351	799	820
		189,148
Collateralized mortgage-backed (privately originated)3.76%
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 2.166% 20241,3	33	33
Connecticut Avenue Securities, Series 2014-C03, Class 2M1, (1-month USD-LIBOR + 1.20%) 2.416% 20241,3	11	12
Connecticut Avenue Securities, Series 2015-C03, Class 2M1, (1-month USD-LIBOR + 1.50%) 2.716% 20251,3	2	2
Freddie Mac, Series 2014-DN3, Class M2, (1-month USD-LIBOR + 2.40%) 3.616% 20241,3	16	16
Freddie Mac, Series 2015-DN1, Class M2, (1-month USD-LIBOR + 2.40%) 3.616% 20251,3	137	137
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 20581,3,4	1,111	1,123
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A1, (1-month USD-LIBOR + 0.85%) 1.967% 20191,3,4	1,620	1,621
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 20261,4,5	374	378
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.2394% 20261,3,4,5	381	385
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 20271,4,5	444	444
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 20561,3,4	1,425	1,422
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25% 20561,3,4	563	563
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 20561,3,4	1,001	1,004
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20561,3,4	2,636	2,663
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 20571,3,4	2,520	2,556
Towd Point Mortgage Trust, Series 2015-2, Class 2A1, 3.75% 20571,3,4	600	618
		12,977
Other mortgage-backed securities3.15%
Freddie Mac, Series KJ02, Class A2, multifamily 2.597% 20201	4,502	4,588
Freddie Mac, Series K031, Class A2, multifamily 3.30% 20231,3	4,722	4,955
Freddie Mac, Series K032, Class A2, multifamily 3.31% 20231,3	1,250	1,313
		10,856
Commercial mortgage-backed securities0.29%
Banc of America Commercial Mortgage Inc., Series 2007-5, Class A1A, 5.361% 20511	97	97
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A, 6.299% 20491,3	728	732
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A1A, 5.682% 20451,3	165	166
		995
Total mortgage-backed obligations		213,976
Federal agency bonds & notes18.37%
Fannie Mae 1.875% 2022	3,000	2,996
Fannie Mae 2.00% 2022	40,000	40,203
Federal Home Loan Bank 1.375% 2021	3,000	2,966
Federal Home Loan Bank 1.875% 2021	10,000	10,034
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,184
		63,383

American Funds Insurance Series — Mortgage Fund — Page 157 of 173

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes11.90% U.S. Treasury inflation-protected securities8.79%	Principal?amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.375% 20256,7	$10,516	$10,449
U.S. Treasury Inflation-Protected Security 0.625% 20266,7	4,497	4,529
U.S. Treasury Inflation-Protected Security 2.125% 20417	123	153
U.S. Treasury Inflation-Protected Security 0.75% 20427	6,963	6,641
U.S. Treasury Inflation-Protected Security 1.375% 20447	7,842	8,549
		30,321
U.S. Treasury3.11%
U.S. Treasury 1.50% 2020	444	444
U.S. Treasury 2.00% 2021	300	303
U.S. Treasury 1.875% 2022	9,000	8,999
U.S. Treasury 2.125% 2022	1,000	1,008
		10,754
Total U.S. Treasury bonds & notes		41,075
Asset-backed obligations5.32%
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class B, 1.92% 20191	270	270
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.51% 20201	500	500
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A, 1.65% 20201	540	540
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class C, 2.15% 20201	325	326
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.166% 20251,3,4	250	250
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 20191,4	15	15
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 20211,4	10	10
BlueMountain CLO Ltd., Series 2014-2A, Class AR, CLO, (3-month USD LIBOR + 0.93%) 2.225% 20261,3,4	500	500
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.160% 20251,3,4	300	300
CIFC Funding Ltd., Series 2012-2A, Class A1R, CLO, (3-month USD-LIBOR + 1.35%) 2.568% 20241,3,4	430	430
Citi Held For Issuance, Series 2015-PM3, Class A, 2.56% 20221,4	10	10
Consumer Loan Underlying Bond Credit, Series 2017-NP1, Class A, 2.39% 20231,4	435	435
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 20191,4	251	251
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 20191,4	108	108
CPS Auto Receivables Trust, Series 2016-A, Class A, 2.25% 20191,4	525	526
CPS Auto Receivables Trust, Series 2017-A, Class A, 1.68% 20201,4	475	474
Drive Auto Receivables Trust, Series 2016-CA, Class A2, 1.41% 20191,4	386	386
Drive Auto Receivables Trust, Series 2017-1, Class A2A, 1.67% 20191	740	740
Drivetime Auto Owner Trust, Series 2017-1A, Class A, 1.56% 20201,4	465	464
Drivetime Auto Owner Trust, Series 2017-2A, Class A, 1.72% 20201,4	534	534
Dryden Senior Loan Fund, Series 2012-24RA, Class AR, CLO, (3-month USD-LIBOR + 1.29%) 2.472% 20231,3,4	219	219
Emerson Park CLO Ltd, Series 2013-1A, Class A1AR, CLO, (3-month USD-LIBOR + .98%) 2.138% 20251,3,4	250	250
Finn Square CLO Ltd., Series 2012-1A, Class A1R, CLO, (3-month USD-LIBOR + 1.21%) 2.367% 20231,3,4	134	134
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 20211,4	1,823	1,814
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A1, 0.82% 20181,4	205	205
Marine Park CLO Ltd., Series 2012-1A, Class A1AR, CLO, (3-month USD-LIBOR + 1.28%) 2.462% 20231,3,4	1,199	1,201
MarketPlace Loan Trust, Series 2015-AV1, Class A, 4.00% 20211,4,5	2	2
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, (3-month USD-LIBOR + 1.29%) 2.315% 20251,3,4	1,233	1,234
Palmer Square Ltd., Series 2013-1, Class A1R, (3-month USD-LIBOR + 0.97%) 2.152% 20251,3,4	290	290
Race Point CLO Ltd., Series 2012-7A, Class AR, CLO, (3-month USD-LIBOR + 1.20%) 2.379% 20241,3,4	307	307
Santander Drive Auto Receivables Trust, Series 2016-2, Class A2A, 1.38% 20191	63	63
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 20191	303	304
Santander Drive Auto Receivables Trust, Series 2013-A, Class C, 3.12% 20191,4	91	92
Santander Drive Auto Receivables Trust, Series 2017-2, Class A2, 1.60% 20201	1,335	1,335
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 20201	972	973

American Funds Insurance Series — Mortgage Fund — Page 158 of 173

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.26% 20201	$500	$501
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 2.656% 20231,3	249	255
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 1.616% 20251,3	24	24
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD LIBOR + 0.99%) 2.148% 20251,3,4	250	250
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.180% 20251,3,4	360	360
Voya CLO Ltd., Series 2014-4A, Class A1R, (3-month USD-LIBOR + 0.95%) 2.224% 20261,3,4	450	450
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 20201,4	1,010	1,011
		18,343
Corporate bonds & notes0.06% Financials0.06%
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.299% 20191,3,4,5	214	214
Total corporate bonds & notes		214
Total bonds, notes & other debt instruments (cost: $335,741,000)		336,991
Short-term securities18.17%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.37% due 11/16/2017	5,000	4,974
Coca-Cola Co. 1.22% due 12/6/20174	10,000	9,945
Federal Home Loan Bank 1.00%–1.03% due 10/20/2017–11/10/2017	15,679	15,621
Freddie Mac 1.02% due 11/20/2017	3,750	3,734
General Electric Co. 1.08% due 7/3/2017	8,800	8,799
John Deere Canada ULC 1.16% due 7/25/20174	4,700	4,696
Mitsubishi UFJ Trust and Banking Corp. 1.35% due 11/16/20174	5,000	4,974
Private Export Funding Corp. 1.26% due 11/17/20174	5,000	4,975
Svenska Handelsbanken Inc. 1.28% due 11/29/20174	5,000	4,972
Total short-term securities (cost: $62,695,000)		62,690
Total investment securities115.84% (cost: $398,436,000)		399,681
Other assets less liabilities (15.84)%		(54,657)
Net assets100.00%		$345,024

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount8 (000)	Value at 6/30/20179 (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
20 Year U.S. Treasury Bond Futures	Long	48	September 2017	$4,800	$7,377	$57
30 Year Ultra U.S. Treasury Bond Futures	Long	5	September 2017	500	830	11
10 Year Ultra U.S. Treasury Note Futures	Short	17	September 2017	(1,700)	(2,292)	16
5 Year U.S. Treasury Note Futures	Long	2,195	October 2017	219,500	258,650	(626)
30 Day Federal Funds Futures	Long	208	October 2017	86,667	85,629	(5)
						$(547)

American Funds Insurance Series — Mortgage Fund — Page 159 of 173

unaudited

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
U.S. EFFR	1.1745%	11/1/2017	$1,000,000	$30	$—	$30
U.S. EFFR	1.17865%	11/1/2017	500,000	10	—	10
U.S. EFFR	1.2165%	11/1/2017	700,000	(14)	—	(14)
3-month USD-LIBOR	1.217%	9/22/2021	11,500	310	—	310
3-month USD-LIBOR	1.225%	9/22/2021	11,500	306	—	306
3-month USD-LIBOR	1.2796%	10/11/2021	14,500	361	—	361
3-month USD-LIBOR	2.24%	12/5/2026	10,500	3	—	3
3-month USD-LIBOR	2.27%	12/5/2026	8,500	(20)	—	(20)
3-month USD-LIBOR	3.34%	6/27/2044	3,500	(582)	—	(582)
3-month USD-LIBOR	3.206%	7/31/2044	2,000	(279)	—	(279)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(292)	—	(292)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(431)	—	(431)
3-month USD-LIBOR	2.5055%	1/9/2045	2,000	9	—	9
3-month USD-LIBOR	2.454%	1/15/2045	3,200	49	—	49
3-month USD-LIBOR	2.516%	10/20/2045	2,500	6	—	6
3-month USD-LIBOR	2.525%	10/20/2045	1,500	1	—	1
3-month USD-LIBOR	2.5315%	10/26/2045	4,000	(3)	—	(3)
3-month USD-LIBOR	2.52822%	11/23/2045	3,560	—10	—	—10
3-month USD-LIBOR	2.4835%	12/3/2045	2,000	19	—	19
3-month USD-LIBOR	2.59125%	12/16/2045	2,250	(30)	—	(30)
3-month USD-LIBOR	2.4095%	1/14/2046	1,500	38	—	38
3-month USD-LIBOR	2.33725%	2/1/2046	5,000	203	—	203
					$—	$(306)

1	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2	Purchased on a TBA basis.
3	Coupon rate may change periodically.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $55,065,000, which represented 15.96% of the net assets of the fund.
5	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,423,000, which represented .41% of the net assets of the fund.
6	A portion of this security was pledged as collateral. The total value of pledged collateral was $9,431,000, which represented 2.73% of the net assets of the fund.
7	Index-linked bond whose principal amount moves with a government price index.
8	Notional amount is calculated based on the number of contracts and notional contract size.
9	Value is calculated based on the notional amount and current market price.
10	Amount less than one thousand.

Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

American Funds Insurance Series — Mortgage Fund — Page 160 of 173

Ultra-Short Bond Fund

Investment portfolio

June 30, 2017

unaudited

Short-term securities100.11% Commercial paper72.15%	Principal?amount (000)	Value (000)
Apple Inc. 1.08% due 8/3/20171	$9,000	$8,991
Australia & New Zealand Banking Group, Ltd. 1.10% due 9/6/20171	5,000	4,988
Bridgestone Americas, Inc. 1.05% due 7/11/20171	8,500	8,497
CAFCO, LLC 1.28% due 10/3/20171	10,000	9,968
Chariot Funding, LLC 1.18% due 7/18/20171	10,000	9,994
Cisco Systems, Inc. 0.98% due 7/12/20171	10,000	9,996
Emerson Electric Co. 1.08% due 8/1/20171	5,500	5,495
ExxonMobil Corp. 1.14% due 9/11/2017	10,000	9,977
Fairway Finance Corp. 1.16% due 8/28/20171	10,000	9,979
John Deere Canada ULC 1.12% due 7/10/20171	8,300	8,297
KfW 0.95% due 7/5/20171	10,000	9,999
Liberty Street Funding Corp. 1.28% due 9/18/20171	10,000	9,972
Microsoft Corp. 0.97% due 7/17/20171	10,000	9,995
Mizuho Bank, Ltd. 1.11% due 7/3/20171	10,000	9,999
National Australia Bank Ltd. 1.14% due 7/24/20171	11,400	11,391
Nestlé Finance International Ltd. 1.14% due 9/7/2017	8,000	7,982
Old Line Funding, LLC 1.02% due 7/17/20171	10,000	9,994
Paccar Financial Corp. 1.12% due 7/28/2017	6,700	6,694
Pfizer Inc. 1.15% due 9/18/20171	10,000	9,975
Prudential Funding, LLC 1.10% due 7/17/2017	10,000	9,995
Simon Property Group, L.P. 1.08% due 8/14/20171	10,000	9,985
Sumitomo Mitsui Banking Corp. 1.15% due 8/1/20171	12,900	12,886
Total Capital Canada Ltd. 1.05% due 8/15/20171	10,000	9,985
United Parcel Service Inc. 1.08% due 7/5/20171	9,000	8,999
		224,033
Federal agency discount notes24.74%
Fannie Mae 0.80% due 7/17/2017	15,000	14,995
Federal Home Loan Bank 0.64%–0.90% due 7/7/2017–8/1/2017	35,700	35,682
Freddie Mac 0.82%–1.03% due 7/13/2017–11/10/2017	16,300	16,251
International Bank for Reconstruction and Development 0.86% due 7/13/2017	9,900	9,898
		76,826
U.S. Treasury3.22%
U.S. Treasury Bills 0.90% due 8/24/2017	10,000	9,987
Total short-term securities (cost: $310,858,000)		310,846
Total investment securities100.11% (cost: $310,858,000)		310,846
Other assets less liabilities (0.11)%		(347)
Net assets100.00%		$310,499

1	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $189,386,000, which represented 60.99% of the net assets of the fund.

American Funds Insurance Series — Ultra-Short Bond Fund — Page 161 of 173

U.S. Government/AAA-Rated Securities Fund

Investment portfolio

June 30, 2017

unaudited

Bonds, notes & other debt instruments97.12% U.S. Treasury bonds & notes42.41% U.S. Treasury32.16%	Principal?amount (000)	Value (000)
U.S. Treasury 0.75% 2019	$2,000	$1,974
U.S. Treasury 3.625% 2020	10,000	10,544
U.S. Treasury 1.125% 2021	31,950	31,114
U.S. Treasury 1.125% 2021	7,971	7,770
U.S. Treasury 1.375% 2021	20,000	19,786
U.S. Treasury 1.75% 20211	40,540	40,437
U.S. Treasury 2.00% 2021	46,300	46,638
U.S. Treasury 2.00% 2021	44,350	44,745
U.S. Treasury 2.00% 2021	26,500	26,769
U.S. Treasury 2.00% 2021	4,000	4,032
U.S. Treasury 2.125% 2021	23,450	23,774
U.S. Treasury 2.25% 2021	64,745	65,989
U.S. Treasury 2.25% 2021	38,000	38,752
U.S. Treasury 3.625% 2021	3,800	4,058
U.S. Treasury 1.625% 2022	100	98
U.S. Treasury 1.75% 2022	198,300	197,138
U.S. Treasury 1.75% 2022	11,700	11,642
U.S. Treasury 1.875% 2022	63,000	62,995
U.S. Treasury 2.00% 2022	16,010	16,047
U.S. Treasury 2.125% 2022	21,970	22,146
U.S. Treasury 1.50% 2023	26,020	25,333
U.S. Treasury 2.125% 2023	98,795	99,135
U.S. Treasury 2.00% 2024	30,000	29,741
U.S. Treasury 2.00% 2026	18,000	17,557
U.S. Treasury 6.25% 2030	2,980	4,251
U.S. Treasury 2.875% 2046	23,339	23,504
U.S. Treasury 3.00% 2047	32,660	33,760
U.S. Treasury 3.00% 2047	17,140	17,708
		927,437
U.S. Treasury inflation-protected securities10.25%
U.S. Treasury Inflation-Protected Security 0.125% 20202	10,702	10,724
U.S. Treasury Inflation-Protected Security 0.25% 20252	26,984	26,533
U.S. Treasury Inflation-Protected Security 0.375% 20252	85,884	85,334
U.S. Treasury Inflation-Protected Security 2.375% 20252	24,645	28,096
U.S. Treasury Inflation-Protected Security 0.375% 20272	32,896	32,337
U.S. Treasury Inflation-Protected Security 2.125% 20412	346	433
U.S. Treasury Inflation-Protected Security 0.75% 20422	21,306	20,320
U.S. Treasury Inflation-Protected Security 1.375% 20441,2	68,930	75,144
U.S. Treasury Inflation-Protected Security 1.00% 20462	2,740	2,742
U.S. Treasury Inflation-Protected Security 0.875% 20472	14,180	13,780
		295,443
Total U.S. Treasury bonds & notes		1,222,880

American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 162 of 173

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations35.97% Federal agency mortgage-backed obligations35.32%	Principal?amount (000)	Value (000)
Fannie Mae 3.113% 20173	$381	$382
Fannie Mae 6.50% 20283	212	242
Fannie Mae 3.00% 20363	30,230	30,707
Fannie Mae 4.00% 20363	17,031	18,100
Fannie Mae 4.00% 20363	9,882	10,503
Fannie Mae 4.00% 20363	8,369	8,893
Fannie Mae 4.00% 20363	2,512	2,670
Fannie Mae 3.00% 20373	19,307	19,612
Fannie Mae 6.50% 20373	63	70
Fannie Mae 7.00% 20373	91	99
Fannie Mae 7.00% 20373	23	25
Fannie Mae 6.00% 20383	63	68
Fannie Mae 4.50% 20413	1,431	1,549
Fannie Mae 5.00% 20413	999	1,111
Fannie Mae 5.00% 20413	704	783
Fannie Mae 5.00% 20413	510	567
Fannie Mae 5.00% 20413	366	408
Fannie Mae 3.50% 20453	7,945	8,198
Fannie Mae 3.50% 20453	5,740	5,923
Fannie Mae 3.00% 20463	29,492	29,476
Fannie Mae 3.50% 20463	3,165	3,266
Fannie Mae 3.50% 20473,4	11,000	11,295
Fannie Mae 3.50% 20473,4	5,300	5,433
Fannie Mae 4.00% 20473,4	56,000	58,760
Fannie Mae 4.00% 20473	46,481	48,897
Fannie Mae 4.00% 20473	25,000	26,300
Fannie Mae 4.50% 20473,4	64,000	68,645
Fannie Mae 4.50% 20473,4	11,000	11,785
Fannie Mae 4.50% 20473	4,708	5,061
Fannie Mae 4.50% 20473,4	2,800	2,995
Fannie Mae, Series 2001-4, Class GA, 9.311% 20253,5	1	1
Fannie Mae, Series 2001-4, Class NA, 9.472% 20253,5	2	3
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 20363	175	155
Fannie Mae, Series 2001-T10, Class A1, 7.00% 20413	87	102
Freddie Mac 5.50% 20243	618	657
Freddie Mac 3.00% 20353	8,145	8,304
Freddie Mac 5.00% 20403	1,338	1,466
Freddie Mac 5.00% 20413	2,311	2,561
Freddie Mac 4.00% 20433	544	579
Freddie Mac 3.50% 20463	57,957	59,791
Freddie Mac 4.00% 20473,4	84,742	88,953
Freddie Mac 4.00% 20473,4	75,000	78,870
Freddie Mac 4.00% 20473	58,200	61,273
Freddie Mac Pool #1H1354 2.805% 20363,5	380	400
Freddie Mac Pool #760014 2.981% 20453,5	2,648	2,724
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 1.559% 20233,5	51	51
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 20233	1,735	1,755
Freddie Mac, Series 3213, Class OG, principal only, 0% 20363	311	286
Government National Mortgage Assn. 3.75% 20343	1,353	1,421
Government National Mortgage Assn. 5.50% 20383	420	468
Government National Mortgage Assn. 5.50% 20383	141	158
Government National Mortgage Assn. 5.50% 20383	139	154
Government National Mortgage Assn. 5.50% 20383	116	129
Government National Mortgage Assn. 6.00% 20383	314	362

American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 163 of 173

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Government National Mortgage Assn. 6.50% 20383	$528	$602
Government National Mortgage Assn. 6.50% 20383	155	177
Government National Mortgage Assn. 5.00% 20393	793	868
Government National Mortgage Assn. 6.00% 20393	329	374
Government National Mortgage Assn. 4.50% 20403	626	673
Government National Mortgage Assn. 5.50% 20403	9,395	10,511
Government National Mortgage Assn. 4.50% 20413	1,697	1,810
Government National Mortgage Assn. 5.00% 20413	3,248	3,488
Government National Mortgage Assn. 3.00% 20423	67	68
Government National Mortgage Assn. 3.50% 20433	2,317	2,410
Government National Mortgage Assn. 4.50% 20453	21,214	22,562
Government National Mortgage Assn. 4.50% 20453	6,069	6,454
Government National Mortgage Assn. 4.50% 20453	3,889	4,136
Government National Mortgage Assn. 4.50% 20453	1,929	2,051
Government National Mortgage Assn. 4.50% 20453	1,255	1,335
Government National Mortgage Assn. 4.50% 20453	1	1
Government National Mortgage Assn. 4.00% 20463	3,119	3,236
Government National Mortgage Assn. 4.00% 20473	87,804	92,676
Government National Mortgage Assn. 4.00% 20473	26,264	27,675
Government National Mortgage Assn. 4.00% 20473	13,872	14,650
Government National Mortgage Assn. 4.50% 20473	24,310	25,876
Government National Mortgage Assn. 4.50% 20473	9,813	10,459
Government National Mortgage Assn. 6.21% 20583	3	3
Government National Mortgage Assn. Pool #892950 2.249% 20603,5	1,497	1,534
Government National Mortgage Assn. 4.623% 20613	947	973
Government National Mortgage Assn. 4.663% 20613	1,886	1,936
Government National Mortgage Assn. 4.664% 20613	1,408	1,452
Government National Mortgage Assn. 4.685% 20613	629	647
Government National Mortgage Assn. 4.70% 20613	4,070	4,157
Government National Mortgage Assn. 4.70% 20613	1,711	1,749
Government National Mortgage Assn. 4.72% 20613	250	255
Government National Mortgage Assn. 4.801% 20613	618	629
Government National Mortgage Assn. 5.091% 20613	1,502	1,562
Government National Mortgage Assn. 4.682% 20623	1,617	1,673
Government National Mortgage Assn. 4.756% 20623	87	89
Government National Mortgage Assn. 4.818% 20623	241	247
Government National Mortgage Assn. 5.172% 20623	134	139
Government National Mortgage Assn. Pool #894475 3.229% 20633,5	4,526	4,763
Government National Mortgage Assn. 4.702% 20633	107	111
Government National Mortgage Assn. 4.917% 20633	108	111
Government National Mortgage Assn. Pool #AG8156 2.136% 20643,5	715	730
Government National Mortgage Assn. Pool #894482 3.233% 20643,5	6,100	6,430
Government National Mortgage Assn. 4.719% 20643	1,275	1,318
Government National Mortgage Assn. 4.772% 20643	939	962
Government National Mortgage Assn. 4.868% 20643	431	444
Government National Mortgage Assn. 5.172% 20643	658	684
Government National Mortgage Assn. 5.175% 20643	658	684
Government National Mortgage Assn. 5.393% 20643	70	71
Government National Mortgage Assn. 6.48% 20643	375	391
Government National Mortgage Assn. 6.64% 20643	3,083	3,210
Government National Mortgage Assn. 4.676% 20653	1,488	1,527
Government National Mortgage Assn. Pool #AG8149 1.679% 20643,5	479	484
Government National Mortgage Assn., Series 2003, 6.172% 20583	39	40
Government National Mortgage Assn., Series 2010-H13, Class JA, 5.46% 20593	461	463

American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 164 of 173

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.419% 20603,5	$13,538	$14,067
Government National Mortgage Assn., Series 2012-H20, Class PT, 1.682% 20623,5	3,334	3,374
Government National Mortgage Assn., Series 2012-H12, Class FT, (1 Year CMT Weekly Rate + 0.70%) 1.76% 20623,5	2,903	2,929
National Credit Union Administration, Series 2010-R2, Class 1A, (1-month USD-LIBOR + 0.37%) 1.454% 20173,5	180	181
National Credit Union Administration, Series 2011-R2, Class 1A, (1-month USD-LIBOR + 0.40%) 1.484% 20203,5	130	131
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 1.517% 20203,5	460	460
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 1.534% 20203,5	310	311
Seasoned Credit Risk Transfer, Series 2017-1, Class HA, 2.00% 20563	13,253	13,277
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 20333	10,242	10,432
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 20353	9,022	9,256
		1,018,424
Other mortgage-backed securities0.65%
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 20223	2,350	2,406
Fannie Mae, Series 2012-M3, Class 1A2, multifamily 3.044% 20223	2,000	2,066
Fannie Mae, Series 2014-M1, Class A2, multifamily 3.348% 20233,5	2,050	2,139
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 20243,5	3,825	4,065
Freddie Mac, Series KGRP, Class A, multifamily (1-month USD-LIBOR + 0.38%) 1.375% 20203,5	3,707	3,712
Freddie Mac, Series K013, Class A1, multifamily 2.902% 20203	600	611
Freddie Mac, Series K010, Class A1, multifamily 3.32% 20203	440	444
Freddie Mac, Series K019, Class A1, multifamily 1.459% 20213	1,807	1,795
Freddie Mac, Series K031, Class A1, multifamily 2.778% 20223	1,096	1,120
Freddie Mac, Series K029, Class A2, multifamily 3.32% 20233	400	420
		18,778
Total mortgage-backed obligations		1,037,202
Federal agency bonds & notes18.74%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 20263	773	783
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 20263	1,065	1,074
Fannie Mae 1.75% 2019	16,000	16,089
Fannie Mae 1.25% 2021	11,400	11,165
Fannie Mae 7.125% 2030	4,000	5,856
Federal Home Loan Bank 1.75% 2018	74,000	74,372
Federal Home Loan Bank 3.375% 2023	16,715	17,929
Federal Home Loan Bank 5.50% 2036	600	814
Freddie Mac 3.75% 2019	12,750	13,265
Private Export Funding Corp. 1.45% 2019	17,500	17,442
Private Export Funding Corp. 2.25% 2020	5,000	5,074
Private Export Funding Corp. 3.55% 2024	6,340	6,826
Small Business Administration, Series 2001-20K, 5.34% 20213	54	56
Small Business Administration, Series 2001-20J, 5.76% 20213	28	29
Small Business Administration, Series 2001-20F, 6.44% 20213	99	105
Small Business Administration, Series 2003-20B, 4.84% 20233	254	267
Tennessee Valley Authority 2.875% 2027	10,000	10,266
Tennessee Valley Authority 4.65% 2035	2,330	2,797
Tennessee Valley Authority 5.88% 2036	1,750	2,417
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	35,440
Tennessee Valley Authority, Series A, 4.625% 2060	250	305

American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 165 of 173

unaudited

Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal?amount (000)	Value (000)
TVA Southaven 3.846% 20333	$1,466	$1,489
U.S. Department of Housing and Urban Development, Series 2015-A-3, 0.93% 2017	8,000	7,998
U.S. Department of Housing and Urban Development, Series 2015-A-4, 1.33% 2018	10,000	10,018
U.S. Department of Housing and Urban Development, Series 2015-A-6, 1.98% 2020	11,510	11,645
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	5,000	5,121
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	8,000	8,224
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	2,000	2,084
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	3,000	3,122
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	3,515	3,607
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	3,500	3,595
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	15,332	15,807
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	5,106	5,331
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	3,500	3,665
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	3,307	3,465
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	3,300	3,392
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	3,177	3,241
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,734	2,780
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	664
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,750	19,935
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	90,310
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	44,236
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	45,198
United States Agency for International Development, Morocco (Kingdom of) 7.55% 20263	3,760	4,540
United States Agency for International Development, State of Iraq, 2.149% 2022	6,670	6,693
United States Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	2,940
United States Agency for International Development, Ukraine, 1.844% 2019	1,445	1,456
United States Agency for International Development, Ukraine, 1.471% 2021	4,410	4,327
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 20293	899	938
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 20323	1,012	1,067
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 20323	828	889
		540,148
Total bonds, notes & other debt instruments (cost: $2,789,296,000)		2,800,230
Short-term securities7.09%
Bank of Montreal 1.30% due 11/22/2017	40,000	39,995
BNP Paribas, New York Branch 1.36% due 11/30/2017	14,600	14,515
Coca-Cola Co. 1.22% due 12/6/20176	15,000	14,917
General Electric Co. 1.08% due 7/3/2017	35,000	34,997
Svenska Handelsbanken Inc. 1.28% due 11/29/20176	10,600	10,541
U.S. Treasury Bills 1.09% due 12/7/2017	90,000	89,580
Total short-term securities (cost: $204,540,000)		204,545
Total investment securities104.21% (cost: $2,993,836,000)		3,004,775
Other assets less liabilities (4.21)%		(121,503)
Net assets100.00%		$2,883,272

American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 166 of 173

unaudited

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount7 (000)	Value at 6/30/20178 (000)	Unrealized (depreciation) appreciation at 6/30/2017 (000)
10 Year U.S. Treasury Note Futures	Long	1,141	September 2017	$114,100	$143,231	$(1,183)
10 Year Ultra U.S. Treasury Note Futures	Long	179	September 2017	17,900	24,131	(65)
20 Year U.S. Treasury Bond Futures	Short	3	September 2017	(300)	(461)	8
30 Year Ultra U.S. Treasury Bond Futures	Short	115	September 2017	(11,500)	(19,076)	183
5 Year U.S. Treasury Note Futures	Long	14,313	October 2017	1,431,300	1,686,586	(4,366)
2 Year U.S. Treasury Note Futures	Long	700	October 2017	140,000	151,277	(243)
30 Day Federal Funds Futures	Long	1,013	October 2017	422,084	417,031	(23)
90 Day Euro Dollar Futures	Short	1,175	September 2018	(293,750)	(288,727)	(487)
90 Day Euro Dollar Futures	Short	625	December 2018	(156,250)	(153,438)	(321)
						$(6,497)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
U.S. EFFR	1.1745%	11/1/2017	$7,246,700	$217	$—	$217
U.S. EFFR	1.17865%	11/1/2017	3,623,300	72	—	72
U.S. EFFR	1.19125%	11/1/2017	3,075,000	31	—	31
U.S. EFFR	1.201%	11/1/2017	1,565,000	—	—	—
U.S. EFFR	1.19875%	11/1/2017	1,565,000	—	—	—
U.S. EFFR	1.211%	11/1/2017	1,940,000	(39)	—	(39)
U.S. EFFR	1.2165%	11/1/2017	4,800,000	(96)	—	(96)
1.6715%	3-month USD-LIBOR	3/17/2019	223,000	408	—	408
1.654%	3-month USD-LIBOR	3/20/2019	222,000	333	—	333
1.329%	U.S. EFFR	3/27/2019	131,000	(127)	—	(127)
1.32625%	U.S. EFFR	4/5/2019	68,800	(74)	—	(74)
1.34875%	U.S. EFFR	4/5/2019	120,000	(83)	—	(83)
3-month USD-LIBOR	1.5165%	4/19/2019	130,000	146	—	146
3-month USD-LIBOR	1.504%	6/8/2019	60,500	105	—	105
3-month USD-LIBOR	1.5055%	6/8/2019	60,500	103	—	103
1.337%	U.S. EFFR	6/8/2019	121,000	(169)	—	(169)
3-month USD-LIBOR	1.5395%	6/12/2019	60,500	66	—	66
1.367%	U.S. EFFR	6/12/2019	60,500	(51)	—	(51)
3-month USD-LIBOR	1.553%	6/14/2019	60,500	53	—	53
1.37%	U.S. EFFR	6/14/2019	60,500	(48)	—	(48)
3-month USD-LIBOR	1.555%	6/21/2019	60,500	59	—	59
1.362%	U.S. EFFR	6/21/2019	60,500	(60)	—	(60)
3-month USD-LIBOR	1.5445%	6/28/2019	60,500	77	—	77
1.351%	U.S. EFFR	6/28/2019	60,500	(77)	—	(77)
1.9425%	3-month USD-LIBOR	3/17/2020	165,000	1,044	—	1,044
3-month USD-LIBOR	1.217%	9/22/2021	60,000	1,616	—	1,616
3-month USD-LIBOR	1.225%	9/22/2021	60,000	1,596	—	1,596
3-month USD-LIBOR	1.2255%	9/23/2021	5,000	133	—	133
3-month USD-LIBOR	1.9665%	2/2/2022	50,000	(120)	—	(120)
3-month USD-LIBOR	2.01215%	2/2/2022	119,000	(524)	—	(524)
3-month USD-LIBOR	2.0025%	2/7/2022	59,000	(233)	—	(233)

American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 167 of 173

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
3-month USD-LIBOR	2.2175%	3/17/2022	$52,000	$(696)	$—	$(696)
3-month USD-LIBOR	1.8675%	4/19/2022	70,000	204	—	204
3-month USD-LIBOR	1.75918%	4/29/2022	58,000	466	—	466
2.80%	3-month USD-LIBOR	9/2/2022	280,000	2,576	—	2,576
2.75%	3-month USD-LIBOR	9/2/2022	280,000	2,316	—	2,316
3-month USD-LIBOR	2.74125%	11/22/2023	15,000	(617)	—	(617)
3-month USD-LIBOR	2.0815%	2/10/2024	28,700	(6)	—	(6)
3-month USD-LIBOR	2.0955%	2/10/2024	14,300	(15)	—	(15)
3-month USD-LIBOR	2.3875%	3/17/2024	160,700	(3,079)	—	(3,079)
3-month USD-LIBOR	1.798%	2/2/2026	35,000	1,121	—	1,121
3-month USD-LIBOR	2.24%	12/5/2026	55,100	16	—	16
3-month USD-LIBOR	2.27%	12/5/2026	44,900	(103)	—	(103)
2.579%	3-month USD-LIBOR	3/14/2027	53,000	1,518	—	1,518
2.333%	3-month USD-LIBOR	3/29/2027	42,000	278	—	278
3-month USD-LIBOR	2.97125%	9/2/2030	62,000	(1,920)	—	(1,920)
3-month USD-LIBOR	3.005%	9/2/2030	62,000	(2,098)	—	(2,098)
3-month USD-LIBOR	3.34%	6/27/2044	45,000	(7,477)	—	(7,477)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(2,230)	—	(2,230)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(2,333)	—	(2,333)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	(440)	—	(440)
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	50	—	50
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	14	—	14
3-month USD-LIBOR	2.7025%	9/10/2045	30,000	(1,105)	—	(1,105)
3-month USD-LIBOR	2.516%	10/20/2045	36,000	91	—	91
3-month USD-LIBOR	2.525%	10/20/2045	24,000	15	—	15
3-month USD-LIBOR	2.5315%	10/26/2045	10,000	(8)	—	(8)
3-month USD-LIBOR	2.52822%	11/23/2045	13,350	(1)	—	(1)
3-month USD-LIBOR	2.59125%	12/16/2045	9,000	(121)	—	(121)
3-month USD-LIBOR	1.768%	8/17/2046	8,200	1,344	—	1,344
3-month USD-LIBOR	2.3985%	6/9/2047	22,500	643	—	643
2.44345%	3-month USD-LIBOR	6/29/2047	21,000	(390)	—	(390)
					$—	$(7,629)

1	A portion of this security was pledged as collateral. The total value of pledged collateral was $69,299,000, which represented 2.40% of the net assets of the fund.
2	Index-linked bond whose principal amount moves with a government price index.
3	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4	Purchased on a TBA basis.
5	Coupon rate may change periodically.
6	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $25,458,000, which represented .88% of the net assets of the fund.
7	Notional amount is calculated based on the number of contracts and notional contract size.
8	Value is calculated based on the notional amount and current market price.

Key to abbreviations
EFFR = Federal Funds Effective Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced

American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 168 of 173

Managed Risk Growth Fund

Investment portfolio

June 30, 2017

unaudited

Growth funds93.32%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,280,267	$229,881
Total growth funds (cost: $228,002,000)		229,881
Short-term securities6.77%
Government Cash Management Fund	16,661,618	16,662
Total short-term securities (cost: $16,662,000)		16,662
Total investment securities 100.09% (cost: $244,664,000)		246,543
Other assets less liabilities (0.09)%		(216)
Net assets 100.00%		$246,327

American Funds Insurance Series — Managed Risk Growth Fund — Page 169 of 173

Managed Risk International Fund

Investment portfolio

June 30, 2017

unaudited

Growth funds94.42%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	5,939,497	$116,830
Total growth funds (cost: $109,949,000)		116,830
Short-term securities5.67%
Government Cash Management Fund	7,013,879	7,014
Total short-term securities (cost: $7,014,000)		7,014
Total investment securities 100.09% (cost: $116,963,000)		123,844
Other assets less liabilities (0.09)%		(108)
Net assets 100.00%		$123,736

American Funds Insurance Series — Managed Risk International Fund — Page 170 of 173

Managed Risk Blue Chip
Income and Growth Fund

Investment portfolio

June 30, 2017

unaudited

Growth-and-income funds94.65%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	24,910,308	$342,268
Total growth-and-income funds (cost: $338,625,000)		342,268
Short-term securities5.44%
Government Cash Management Fund	19,687,948	19,688
Total short-term securities (cost: $19,688,000)		19,688
Total investment securities 100.09% (cost: $358,313,000)		361,956
Other assets less liabilities (0.09)%		(323)
Net assets 100.00%		$361,633

American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 171 of 173

Managed Risk Growth-Income Fund

Investment portfolio

June 30, 2017

unaudited

Growth-and-income funds95.01%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	3,872,003	$176,447
Total growth-and-income funds (cost: $182,552,000)		176,447
Short-term securities5.07%
Government Cash Management Fund	9,412,597	9,413
Total short-term securities (cost: $9,413,000)		9,413
Total investment securities 100.08% (cost: $191,965,000)		185,860
Other assets less liabilities (0.08)%		(154)
Net assets 100.00%		$185,706

American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 172 of 173

Managed Risk Asset Allocation Fund

Investment portfolio

June 30, 2017

unaudited

Asset allocation funds94.13%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	172,084,829	$3,846,096
Total asset allocation funds (cost: $3,739,099,000)		3,846,096
Short-term securities5.97%
Government Cash Management Fund	244,055,456	244,055
Total short-term securities (cost: $244,055,000)		244,055
Total investment securities 100.10% (cost: $3,983,154,000)		4,090,151
Other assets less liabilities (0.10)%		(3,925)
Net assets 100.00%		$4,086,226

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Securities offered through American Funds Distributions, Inc.

INGEFPX-998-0817O-S60650	American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 173 of 173

Global Growth Fund
Summary investment portfolio June 30, 2017	unaudited

Common stocks 97.12%	Shares	Value (000)
Information technology 29.76%
Taiwan Semiconductor Manufacturing Co., Ltd.	27,614,000	$189,267
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	335,000	11,712
Alphabet Inc., Class A1	140,400	130,527
Alphabet Inc., Class C1	71,052	64,567
Nintendo Co., Ltd.	516,200	172,931
ASML Holding NV	675,542	88,036
ASML Holding NV (New York registered)	643,900	83,907
Facebook, Inc., Class A1	898,500	135,656
Alibaba Group Holding Ltd. (ADR)[1]	781,050	110,050
Microsoft Corp.	1,380,000	95,123
Visa Inc., Class A	998,800	93,668
Murata Manufacturing Co., Ltd.	608,000	92,274
Broadcom Ltd.	392,200	91,402
Samsung Electronics Co., Ltd.	18,520	38,476
Samsung Electronics Co., Ltd., nonvoting preferred	18,500	30,107
Tencent Holdings Ltd.	1,800,000	64,369
AAC Technologies Holdings Inc.	4,418,540	55,236
Just Eat PLC[1]	5,264,900	44,915
Other securities		148,947
		1,741,170

Consumer discretionary 19.00%
Amazon.com, Inc.[1]	297,100	287,593
Ulta Beauty, Inc.[1]	315,300	90,598
Home Depot, Inc.	513,000	78,694
Peugeot SA	3,878,800	77,373
Priceline Group Inc.[1]	39,000	72,950
Industria de Diseño Textil, SA	1,723,000	66,142
McDonald’s Corp.	293,000	44,876
Naspers Ltd., Class N	208,300	40,522
Other securities		352,875
		1,111,623

Health care 13.90%
Regeneron Pharmaceuticals, Inc.[1]	243,700	119,691
UnitedHealth Group Inc.	344,700	63,914
Bayer AG	421,600	54,509
Boston Scientific Corp.[1]	1,779,200	49,319
Express Scripts Holding Co.[1]	720,200	45,978
AstraZeneca PLC	686,500	45,914
Sartorius AG, non-registered shares, nonvoting preferred	444,000	42,841
Straumann Holding AG	71,500	40,675
Eurofins Scientific SE, non-registered shares	68,145	38,383
Mettler-Toledo International Inc.[1]	65,000	38,255
Other securities		273,900
		813,379

Financials 9.74%
AIA Group Ltd.	15,387,900	112,441
JPMorgan Chase & Co.	869,100	79,436
Indiabulls Housing Finance Ltd.	3,031,000	50,463
Prudential PLC	1,905,134	43,696
MarketAxess Holdings Inc.	188,000	37,807
Other securities		245,859
		569,702

American Funds Insurance Series	45

Global Growth Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples 7.61%
British American Tobacco PLC	1,938,000	$132,114
Nestlé SA	739,650	64,369
Altria Group, Inc.	650,000	48,405
Pernod Ricard SA	301,400	40,363
Other securities		159,630
		444,881

Industrials 6.14%
Airbus SE, non-registered shares	1,109,500	91,239
KONE Oyj, Class B	880,000	44,767
Caterpillar Inc.	399,000	42,877
ASSA ABLOY AB, Class B	1,677,000	36,846
Other securities		143,617
		359,346

Energy 2.46%
Other securities		144,098

Materials 2.06%
Sherwin-Williams Co.	116,000	40,711
Other securities		79,594
		120,305

Telecommunication services 1.46%
SoftBank Group Corp.	776,000	62,763
Other securities		22,870
		85,633

Miscellaneous 4.99%
Other common stocks in initial period of acquisition		291,977

Total common stocks (cost: $4,016,519,000)		5,682,114

Bonds, notes & other debt instruments 0.04%	Principal amount (000)
U.S. Treasury bonds & notes 0.04%
U.S. Treasury 0.04%
Other securities		1,999

Total bonds, notes & other debt instruments (cost: $1,999,000)		1,999

Short-term securities 3.03%
Other securities		177,358

Total short-term securities (cost: $177,375,000)		177,358
Total investment securities 100.19% (cost: $4,195,893,000)		5,861,471
Other assets less liabilities (0.19)%		(10,921)

Net assets 100.00%		$5,850,550

46	American Funds Insurance Series

Global Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $41,497,000, which represented .71% of the net assets of the fund. “Other securities” also includes securities (with an aggregate value of $153,405,000, which represented 2.62% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Forward currency contracts

				Unrealized
Contract amount				appreciation
Purchases	Sales		Settlement	at 6/30/2017
(000)	(000)	Counterparty	date	(000)
USD5,243	JPY581,294	Bank of America, N.A.	7/25/2017	$69

[1]	Security did not produce income during the last 12 months.

Key to abbreviations and symbol

ADR = American Depositary Receipts

JPY = Japanese yen

USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series	47

Global Small Capitalization Fund
Summary investment portfolio June 30, 2017	unaudited

Common stocks 92.48%	Shares	Value (000)
Consumer discretionary 21.57%
Domino’s Pizza, Inc.	242,300	$51,254
zooplus AG, non-registered shares[1]	250,671	49,817
Hilton Grand Vacations Inc.[1]	1,114,900	40,203
GVC Holdings PLC	4,048,748	39,892
Cedar Fair, LP	531,000	38,285
Melco International Development Ltd.	13,831,000	37,025
Five Below, Inc.[1]	684,000	33,769
Tele Columbus AG1	2,743,000	30,389
Hostelworld Group PLC[2]	5,720,000	25,852
Vail Resorts, Inc.	121,107	24,564
AA PLC	7,894,804	23,444
Other securities		475,713
		870,207

Information technology 16.57%
Qorvo, Inc.[1]	1,783,038	112,902
VTech Holdings Ltd.	2,189,000	34,682
AAC Technologies Holdings Inc.	2,563,061	32,041
ZPG PLC	6,660,920	31,388
II-VI, Inc.[1]	814,200	27,927
Paycom Software, Inc.[1]	374,985	25,653
Hamamatsu Photonics KK	785,753	24,102
Lumentum Holdings Inc.[1]	419,900	23,955
Mellanox Technologies, Ltd.[1]	553,000	23,945
Topcon Corp.	1,360,510	23,394
Other securities		308,651
		668,640

Health care 16.05%
Insulet Corp.[1]	1,298,633	66,633
GW Pharmaceuticals PLC (ADR)[1]	652,600	65,423
China Biologic Products, Inc.[1]	503,000	56,889
athenahealth, Inc.[1]	342,000	48,068
Kite Pharma, Inc.[1]	385,539	39,969
Illumina, Inc.[1]	230,200	39,944
Integra LifeSciences Holdings Corp.[1]	688,523	37,531
NuVasive, Inc.[1]	460,750	35,441
iRhythm Technologies, Inc.[1]	807,980	34,331
Bluebird Bio, Inc.[1]	267,765	28,129
Ultragenyx Pharmaceutical Inc.[1]	387,108	24,043
Other securities		170,898
		647,299

Industrials 10.02%
International Container Terminal Services, Inc.	20,180,000	39,112
Other securities		364,989
		404,101

Financials 8.40%
Kotak Mahindra Bank Ltd.	3,282,732	48,540
Essent Group Ltd.[1]	1,058,841	39,325
Texas Capital Bancshares, Inc.[1]	481,423	37,262
Webster Financial Corp.	553,000	28,878
Avanza Bank Holding AB	560,129	24,460
Other securities		160,380
		338,845

Consumer staples 3.65%
COSMOS Pharmaceutical Corp.	193,900	37,720
Other securities		109,464
		147,184

48	American Funds Insurance Series

Global Small Capitalization Fund

Common stocks	Shares	Value (000)
Materials 3.46%
Lundin Mining Corp.	5,999,000	$34,094
Other securities		105,345
		139,439

Real estate 2.75%
WHA Corp. PCL	340,831,250	31,705
MGM Growth Properties LLC REIT, Class A	1,048,600	30,608
Other securities		48,469
		110,782

Energy 2.59%
Other securities		104,542

Utilities 2.16%
ENN Energy Holdings Ltd.	4,991,400	30,112
Other securities		57,118
		87,230

Telecommunication services 0.42%
Other securities		17,039

Miscellaneous 4.84%
Other common stocks in initial period of acquisition		195,276

Total common stocks (cost: $3,037,636,000)		3,730,584

Rights & warrants 0.02%
Real estate 0.01%
Other securities		227

Miscellaneous 0.01%
Other rights & warrants in initial period of acquisition		424

Total rights & warrants (cost: $431,000)		651

Bonds, notes & other debt instruments 0.69%	Principal amount (000)
Corporate bonds & notes 0.59%
Consumer discretionary 0.59%
Caesars Entertainment Operating Co. 10.00% 2018[3]	$25,950	24,004

U.S. Treasury bonds & notes 0.10%
U.S. Treasury 0.10%
Other securities		4,116

Total bonds, notes & other debt instruments (cost: $25,619,000)		28,120

Short-term securities 6.87%
Bank of Montreal 1.15% due 8/15/2017	30,000	29,952
Fairway Finance Corp. 1.24% due 9/13/2017[4]	10,000	9,973
Federal Home Loan Bank 1.03%–1.05% due 9/6/2017–10/3/2017	52,700	52,572
Nordea Bank AB 1.03% due 7/20/2017[4]	55,900	55,864

American Funds Insurance Series	49

Global Small Capitalization Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
Statoil ASA 1.14% due 7/28/2017[4]	$25,000	$24,979
Victory Receivables Corp. 1.22% due 7/21/2017[4]	30,000	29,975
Other securities		73,788

Total short-term securities (cost: $277,117,000)		277,103
Total investment securities 100.06% (cost: $3,340,803,000)		4,036,458
Other assets less liabilities (0.06)%		(2,599)

Net assets 100.00%		$4,033,859

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with an aggregate value of $11,697,000, an aggregate cost of $10,011,000, and which represented .29% of the net assets of the fund) were acquired from 5/1/2015 to 4/28/2017 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes a security which was pledged as collateral. The total value of pledged collateral was $654,000, which represented .02% of the net assets of the fund.

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2017
(000)	(000)	Counterparty	date	(000)
USD3,971	JPY437,000	UBS AG	7/12/2017	$ 83
USD44,059	GBP34,000	HSBC Bank	7/13/2017	(244)
USD15,876	JPY1,765,175	JPMorgan Chase	7/28/2017	162
USD10,245	INR663,163	Citibank	7/31/2017	30
USD15,586	GBP12,190	Citibank	8/21/2017	(317)
				$(286)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2017 (000)
Hostelworld Group PLC	—	5,720,000	—	5,720,000	$—	$2,585	$999	$25,852
Time Technoplast Ltd.[5]	11,888,000	—	11,888,000	—	5,933	107	—	—
Indochine Mining Ltd.[1,5,6]	182,998	—	182,998	—	(8,032)	8,032	—	—
Victoria Oil & Gas PLC[1,5]	6,966,560	—	6,966,560	—	(1,438)	3,759	—	—
					$(3,537)	$14,483	$999	$25,852

50	American Funds Insurance Series

Global Small Capitalization Fund

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Scheduled interest and/or principal payment was not received.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $190,528,000, which represented 4.72% of the net assets of the fund.
[5]	Unaffiliated issuer at 6/30/2017.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $56,540,000, which represented 1.40% of the net assets of the fund. This amount includes $43,269,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Key to abbreviations and symbol

ADR = American Depositary Receipts

GBP = British pounds

INR = Indian rupees

JPY = Japanese yen

USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series	51

Growth Fund
Summary investment portfolio June 30, 2017	unaudited

Common stocks 92.89%	Shares	Value (000)
Information technology 30.26%
Facebook, Inc., Class A1	8,340,500	$1,259,249
Alphabet Inc., Class C1	613,000	557,052
Alphabet Inc., Class A1	271,500	252,408
Microsoft Corp.	11,676,000	804,827
Broadcom Ltd.	3,068,300	715,067
Apple Inc.	3,851,000	554,621
ASML Holding NV (New York registered)	2,251,504	293,393
ASML Holding NV	1,199,568	156,327
Taiwan Semiconductor Manufacturing Co., Ltd.	48,812,000	334,559
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,225,392	112,760
Visa Inc., Class A	2,955,000	277,120
Samsung Electronics Co., Ltd.	89,330	185,585
Intel Corp.	4,926,000	166,203
Alibaba Group Holding Ltd. (ADR)[1]	1,143,000	161,049
TE Connectivity Ltd.	1,925,000	151,459
Adobe Systems Inc.[1]	1,000,000	141,440
Other securities		1,016,208
		7,139,327

Consumer discretionary 20.78%
Amazon.com, Inc.[1]	1,393,416	1,348,827
Tesla, Inc.[1]	1,506,200	544,657
Home Depot, Inc.	2,985,000	457,899
Netflix, Inc.[1]	2,746,000	410,280
Comcast Corp., Class A	10,390,000	404,379
Ulta Beauty, Inc.[1]	1,120,000	321,821
Priceline Group Inc.[1]	131,531	246,031
Starbucks Corp.	4,195,000	244,610
Charter Communications, Inc., Class A1	698,680	235,350
Other securities		688,079
		4,901,933

Health care 14.59%
UnitedHealth Group Inc.	3,517,500	652,215
Regeneron Pharmaceuticals, Inc.[1]	834,500	409,856
Centene Corp.[1]	4,031,052	322,000
Intuitive Surgical, Inc.[1]	313,500	293,239
Humana Inc.	993,200	238,984
Vertex Pharmaceuticals Inc.[1]	1,711,200	220,522
Boston Scientific Corp.[1]	7,845,000	217,463
Thermo Fisher Scientific Inc.	995,000	173,598
Incyte Corp.[1]	1,040,000	130,946
Other securities		784,045
		3,442,868

Energy 7.45%
EOG Resources, Inc.	2,402,400	217,465
Schlumberger Ltd.	2,900,000	190,936
Concho Resources Inc.[1]	1,550,000	188,372
Noble Energy, Inc.	5,663,000	160,263
Suncor Energy Inc.	4,402,090	128,621
Other securities		872,407
		1,758,064

Financials 7.34%
JPMorgan Chase & Co.	2,635,000	240,839
Wells Fargo & Co.	3,335,000	184,792
Legal & General Group PLC	40,158,246	135,102
Other securities		1,171,273
		1,732,006

52	American Funds Insurance Series

Growth Fund

Common stocks	Shares	Value (000)
Industrials 6.13%
Boeing Co.	876,400	$173,308
Fortive Corp.	2,329,397	147,567
TransDigm Group Inc.	524,000	140,888
MTU Aero Engines AG	941,034	132,738
Rockwell Collins, Inc.	1,225,000	128,723
Other securities		723,031
		1,446,255

Consumer staples 2.32%
Constellation Brands, Inc., Class A	815,000	157,890
Other securities		389,821
		547,711

Telecommunication services 0.93%
Zayo Group Holdings, Inc.[1]	6,245,000	192,970
Other securities		26,491
		219,461

Other 1.38%
Other securities		324,938

Miscellaneous 1.71%
Other common stocks in initial period of acquisition		402,317

Total common stocks (cost: $14,405,033,000)		21,914,880

Convertible stocks 0.05%
Consumer discretionary 0.05%
Other securities		12,276

Total convertible stocks (cost: $10,650,000)		12,276

Short-term securities 7.21%	Principal amount (000)
Apple Inc. 0.89%–1.15% due 7/20/2017–9/19/2017[2]	$135,000	134,824
Chariot Funding, LLC 0.95%–1.00% due 7/7/2017–7/14/2017[2]	150,000	149,954
Federal Home Loan Bank 0.84%–1.03% due 7/5/2017–9/20/2017	909,575	908,835
Jupiter Securitization Co., LLC 0.95% due 7/3/2017[2]	20,000	19,998
Other securities		486,947

Total short-term securities (cost: $1,700,520,000)		1,700,558
Total investment securities 100.15% (cost: $16,116,203,000)		23,627,714
Other assets less liabilities (0.15)%		(35,001)

Net assets 100.00%		$23,592,713

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes a security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security which was valued under fair value procedures was $12,276,000, which represented .05% of the net assets of the fund. This security was acquired for $10,650,000 on 5/22/2015 through a private placement transaction exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

American Funds Insurance Series	53

Growth Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $686,896,000, which represented 2.91% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

54	American Funds Insurance Series

International Fund
Summary investment portfolio June 30, 2017	unaudited

Common stocks 90.29%	Shares	Value (000)
Financials 16.62%
AIA Group Ltd.	40,078,700	$292,860
HDFC Bank Ltd.[1]	10,149,569	261,259
HDFC Bank Ltd. (ADR)	352,300	30,639
UniCredit SpA[2]	7,776,692	145,223
Prudential PLC	5,142,265	117,944
Kotak Mahindra Bank Ltd.	6,186,048	91,469
Barclays PLC	34,317,708	90,623
BNP Paribas SA	1,002,776	72,224
Credit Suisse Group AG	4,172,789	60,314
Other securities		296,876
		1,459,431

Information technology 13.61%
Tencent Holdings Ltd.	8,410,399	300,762
Samsung Electronics Co., Ltd.	137,599	285,865
Alibaba Group Holding Ltd. (ADR)[2]	1,844,800	259,932
ASML Holding NV	693,834	90,420
Nintendo Co., Ltd.	188,239	63,062
Other securities		194,919
		1,194,960

Consumer discretionary 13.22%
Altice NV, Class A2	7,869,893	181,570
Altice NV, Class B2	1,118,127	25,803
Kering SA	431,324	146,904
Galaxy Entertainment Group Ltd.	18,326,000	111,259
Hyundai Motor Co.	653,354	91,081
Naspers Ltd., Class N	364,200	70,850
Sony Corp.	1,580,500	60,227
Sands China Ltd.	13,028,000	59,655
Other securities		413,431
		1,160,780

Health care 9.59%
Novartis AG	1,967,000	163,694
Teva Pharmaceutical Industries Ltd. (ADR)	3,660,300	121,595
Grifols, SA, Class B, preferred nonvoting, non-registered shares	3,304,730	69,828
Grifols, SA, Class A, non-registered shares	881,000	24,537
Grifols, SA, Class B (ADR)	793,690	16,771
Takeda Pharmaceutical Co. Ltd.	1,646,500	83,573
UCB SA	1,111,391	76,455
Merck KGaA	567,900	68,592
Sysmex Corp.	1,055,000	62,939
Other securities		153,565
		841,549

Consumer staples 8.28%
Nestlé SA	1,317,700	114,675
AMOREPACIFIC Corp.	385,274	102,367
Pernod Ricard SA	717,437	96,077
Associated British Foods PLC	2,250,488	86,058
British American Tobacco PLC	1,126,000	76,760
Treasury Wine Estates Ltd.	6,529,100	66,040
Other securities		185,182
		727,159

Industrials 8.08%
Airbus SE, non-registered shares	2,559,364	210,469
Rolls-Royce Holdings PLC[2]	8,468,900	98,280
Other securities		400,540
		709,289

American Funds Insurance Series	55

International Fund

Common stocks (continued)	Shares	Value (000)
Utilities 5.86%
Power Grid Corp. of India Ltd.	35,497,206	$115,628
DONG Energy AS	1,873,324	84,568
ENN Energy Holdings Ltd.	13,136,000	79,246
CK Infrastructure Holdings Ltd.	7,942,000	66,731
China Gas Holdings Ltd.	31,610,000	63,807
Other securities		104,190
		514,170

Materials 5.29%
Nitto Denko Corp.	1,092,000	89,710
Grasim Industries Ltd.	3,031,988	58,264
Other securities		316,366
		464,340

Energy 3.80%
Royal Dutch Shell PLC, Class B	2,974,624	79,907
Royal Dutch Shell PLC, Class A	2,338,425	61,980
Other securities		191,776
		333,663

Telecommunication services 3.02%
Nippon Telegraph and Telephone Corp.	2,715,000	128,176
SoftBank Group Corp.	911,900	73,755
Other securities		63,242
		265,173

Real estate 1.93%
Cheung Kong Property Holdings Ltd.	12,918,528	101,181
Other securities		68,688
		169,869

Miscellaneous 0.99%
Other common stocks in initial period of acquisition		86,831

Total common stocks (cost: $6,468,357,000)		7,927,214

Bonds, notes & other debt instruments 0.75%	Principal amount (000)
Corporate bonds & notes 0.45%
Other 0.45%
Other securities		39,031

Total corporate bonds & notes		39,031

U.S. Treasury bonds & notes 0.26%
U.S. Treasury 0.26%
Other securities		22,819

Bonds & notes of governments outside the U.S. 0.04%
Other securities		3,838

Total bonds, notes & other debt instruments (cost: $55,678,000)		65,688

56	American Funds Insurance Series

International Fund

Short-term securities 9.06%	Principal amount (000)	Value (000)
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.03% due 7/12/2017	$55,000	$54,978
Federal Home Loan Bank 0.82%–1.07% due 7/7/2017–10/27/2017	408,200	407,665
Mizuho Bank, Ltd. 0.95%–1.19% due 7/3/2017–7/26/2017[3]	105,200	105,145
Other securities		228,011

Total short-term securities (cost: $795,808,000)		795,799
Total investment securities 100.10% (cost: $7,319,843,000)		8,788,701
Other assets less liabilities (0.10)%		(9,083)

Net assets 100.00%		$8,779,618

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series	57

International Fund

Forward currency contracts

				Unrealized
Contract amount				appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2017 (000)
USD26,925	INR1,744,071	Bank of America, N.A.	7/31/2017	$59

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $261,259,000, which represented 2.98% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $340,257,000, which represented 3.88% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts

INR = Indian rupees

USD/$ = U.S. dollars

See Notes to Financial Statements

58	American Funds Insurance Series

New World Fund
Summary investment portfolio June 30, 2017	unaudited

Common stocks 89.02%	Shares	Value (000)
Information technology 24.07%
Taiwan Semiconductor Manufacturing Co., Ltd.	9,887,000	$67,766
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	700,000	24,472
Murata Manufacturing Co., Ltd.	584,000	88,632
Alphabet Inc., Class C1	69,700	63,338
Alphabet Inc., Class A1	16,900	15,712
Facebook, Inc., Class A1	399,100	60,256
Samsung Electronics Co., Ltd.	18,500	38,434
Samsung Electronics Co., Ltd., nonvoting preferred	7,750	12,613
Alibaba Group Holding Ltd. (ADR)[1]	361,550	50,942
Microsoft Corp.	729,000	50,250
Intel Corp.	1,293,460	43,641
United Microelectronics Corp.	80,327,000	38,949
Broadcom Ltd.	159,750	37,230
Baidu, Inc., Class A (ADR)[1]	177,600	31,766
Yandex NV, Class A1	1,201,950	31,539
TravelSky Technology Ltd., Class H	7,580,456	22,331
Other securities		80,686
		758,557

Consumer discretionary 10.99%
Matahari Department Store Tbk PT2	38,552,200	40,941
Domino’s Pizza, Inc.	173,400	36,679
Kroton Educacional SA, ordinary nominative	7,721,000	34,656
Naspers Ltd., Class N	177,519	34,534
Sony Corp.	700,000	26,674
Maruti Suzuki India Ltd.	224,500	25,068
MakeMyTrip Ltd., non-registered shares[1]	733,931	24,623
Starbucks Corp.	380,000	22,158
Other securities		101,056
		346,389

Financials 10.66%
HDFC Bank Ltd.[2]	1,891,100	48,678
HDFC Bank Ltd. (ADR)	208,400	18,125
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	7,928,300	47,265
Grupo Financiero Galicia SA, Class B (ADR)	935,951	39,909
AIA Group Ltd.	4,611,600	33,698
Housing Development Finance Corp. Ltd.	1,158,700	28,950
Other securities		119,565
		336,190

Consumer staples 8.59%
British American Tobacco PLC	1,440,000	98,165
CP ALL PCL	17,121,500	31,627
Nestlé SA	312,196	27,169
Lenta Ltd. (GDR)[1]	4,126,200	23,973
Lenta Ltd. (GDR)[1,3]	244,500	1,421
Foshan Haitian Flavouring and Food Co. Ltd., Class A	1,999,900	12,030
Other securities		76,381
		270,766

Energy 8.57%
Reliance Industries Ltd.[1]	6,506,589	138,915
Other securities		131,101
		270,016

American Funds Insurance Series	59

New World Fund

Common stocks (continued)	Shares	Value (000)
Industrials 6.26%
Airbus SE, non-registered shares	612,229	$50,347
Eicher Motors Ltd.[1]	104,200	43,589
Grupo Aeroportuario del Sureste, SA de CV, Series B	1,315,200	27,749
Other securities		75,792
		197,477

Health care 4.95%
Hypermarcas SA, ordinary nominative	4,903,700	41,149
CSL Ltd.	269,500	28,591
Other securities		86,271
		156,011

Materials 4.88%
Randgold Resources Ltd.	529,600	46,939
Vale SA, Class A, preferred nominative	2,830,000	22,988
Klabin SA, units	4,487,400	21,984
Other securities		61,817
		153,728

Utilities 2.72%
Infraestructura Energética Nova, SAB de CV	13,547,613	72,222
Other securities		13,535
		85,757

Telecommunication services 1.94%
SoftBank Group Corp.	650,000	52,572
Other securities		8,558
		61,130

Real estate 1.17%
American Tower Corp. REIT	236,800	31,333
Other securities		5,471
		36,804

Miscellaneous 4.22%
Other common stocks in initial period of acquisition		133,078

Total common stocks (cost: $2,336,213,000)		2,805,903

Rights & warrants 1.54%
Consumer staples 1.34%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2018[2,3]	5,330,000	32,061
Other securities		10,052
		42,113

Consumer discretionary 0.20%
Other securities		6,248

Total rights & warrants (cost: $40,814,000)		48,361

Bonds, notes & other debt instruments 3.20%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 2.59%
Other securities		81,623

Corporate bonds & notes 0.56%
Other 0.56%
Other securities		17,837

Total corporate bonds & notes		17,837

60	American Funds Insurance Series

New World Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 0.05%
U.S. Treasury 0.05%
Other securities		$1,499

Total bonds, notes & other debt instruments (cost: $99,154,000)		100,959

Short-term securities 5.56%
Federal Home Loan Bank 0.83%–0.95% due 7/11/2017–8/23/2017	$40,000	39,957
Liberty Street Funding Corp. 1.22% due 7/5/2017[3]	24,300	24,296
Nordea Bank AB 1.03% due 7/20/2017[3]	39,200	39,175
Sumitomo Mitsui Banking Corp. 1.15% due 7/21/2017[3]	22,200	22,184
Victory Receivables Corp. 1.20%–1.22% due 7/11/2017–7/21/2017[3]	37,700	37,672
Other securities		12,063

Total short-term securities (cost: $175,358,000)		175,347
Total investment securities 99.32% (cost: $2,651,539,000)		3,130,570
Other assets less liabilities 0.68%		21,335

Net assets 100.00%		$3,151,905

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series	61

New World Fund

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2017 (000)
USD526	COP1,530,569	Citibank	7/10/2017	$25
USD1,315	ZAR16,955	Goldman Sachs	7/10/2017	21
USD1,397	BRL4,600	JPMorgan Chase	7/10/2017	12
USD3,162	INR204,401	JPMorgan Chase	7/10/2017	4
USD496	TRY1,775	Bank of America, N.A.	7/10/2017	(7)
USD1,897	MXN34,748	Bank of America, N.A.	7/10/2017	(14)
USD2,964	ZAR38,500	Barclays Bank PLC	7/12/2017	28
USD1,265	COP3,721,800	JPMorgan Chase	7/17/2017	47
USD900	BRL3,000	JPMorgan Chase	7/21/2017	(1)
USD298	EUR265	HSBC Bank	7/21/2017	(5)
USD3,967	INR257,150	JPMorgan Chase	8/10/2017	11
USD685	INR44,350	Citibank	8/10/2017	2
USD1,389	JPY153,000	Bank of America, N.A.	8/17/2017	25
USD570	JPY63,000	UBS AG	8/21/2017	8
USD595	EUR530	HSBC Bank	8/23/2017	(12)
				$144

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $158,032,000, which represented 5.01% of the net assets of the fund. This amount includes $58,508,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $209,408,000, which represented 6.64% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts

BRL = Brazilian reais

COP = Colombian pesos

EUR = Euros

GDR = Global Depositary Receipts

INR = Indian rupees

JPY = Japanese yen

MXN = Mexican pesos

TRY = Turkish lira

USD/$ = U.S. dollars

ZAR = South African rand

See Notes to Financial Statements

62	American Funds Insurance Series

Blue Chip Income and Growth Fund
Summary investment portfolio June 30, 2017	unaudited

Common stocks 96.55%	Shares	Value (000)
Health care 16.68%
AbbVie Inc.	6,761,500	$490,277
Amgen Inc.	2,366,500	407,582
Teva Pharmaceutical Industries Ltd. (ADR)	5,375,800	178,584
Medtronic PLC	1,460,000	129,575
Abbott Laboratories	1,576,100	76,614
Bristol-Myers Squibb Co.	1,125,000	62,685
Other securities		136,236
		1,481,553

Financials 14.50%
JPMorgan Chase & Co.	3,884,900	355,080
Wells Fargo & Co.	5,444,000	301,652
Prudential Financial, Inc.	2,649,000	286,463
Citigroup Inc.	2,531,000	169,273
American International Group, Inc.	1,506,300	94,174
Other securities		81,000
		1,287,642

Information technology 13.63%
Apple Inc.	1,983,180	285,618
Intel Corp.	7,487,200	252,618
Texas Instruments Inc.	2,630,000	202,326
Oracle Corp.	3,150,000	157,941
Microsoft Corp.	2,050,000	141,306
Western Union Co.	6,290,000	119,825
Other securities		50,764
		1,210,398

Consumer staples 13.04%
Altria Group, Inc.	3,754,000	279,560
Kimberly-Clark Corp.	1,395,800	180,212
Kellogg Co.	2,152,800	149,533
Philip Morris International Inc.	1,250,000	146,813
Reynolds American Inc.	1,607,000	104,519
Mondelez International, Inc.	1,580,000	68,240
Kraft Heinz Co.	776,666	66,514
Other securities		162,787
		1,158,178

Industrials 9.76%
CSX Corp.	3,641,500	198,680
General Dynamics Corp.	740,696	146,732
Illinois Tool Works Inc.	650,000	93,112
Union Pacific Corp.	750,000	81,683
Rockwell Automation	450,000	72,882
Boeing Co.	329,000	65,060
General Electric Co.	2,400,000	64,824
Other securities		143,711
		866,684

Telecommunication services 7.54%
Verizon Communications Inc.	8,804,171	393,194
AT&T Inc.	4,181,000	157,749
CenturyLink, Inc.	4,966,000	118,588
		669,531

American Funds Insurance Series	63

Blue Chip Income and Growth Fund

Common stocks (continued)	Shares	Value (000)
Energy 5.83%
Canadian Natural Resources, Ltd.	6,859,000	$197,814
Exxon Mobil Corp.	2,054,000	165,819
Halliburton Co.	2,419,700	103,345
Other securities		50,842
		517,820

Consumer discretionary 4.81%
Amazon.com, Inc.[1]	104,500	101,156
Las Vegas Sands Corp.	1,435,000	91,682
McDonald’s Corp.	500,000	76,580
General Motors Co.	2,000,000	69,860
Other securities		87,945
		427,223

Materials 3.73%
Vale SA, Class A, preferred nominative (ADR)	14,564,737	118,703
Vale SA, ordinary nominative (ADR)	460,500	4,029
Freeport-McMoRan Inc.[1]	6,840,000	82,148
Other securities		125,996
		330,876

Utilities 1.67%
Exelon Corp.	2,263,000	81,626
Other securities		66,357
		147,983

Real estate 0.45%
Other securities		40,072

Miscellaneous 4.91%
Other common stocks in initial period of acquisition		435,631

Total common stocks (cost: $6,803,622,000)		8,573,591

Short-term securities 3.24%	Principal amount (000)
ExxonMobil Corp. 1.14% due 9/11/2017	$33,000	32,924
Federal Home Loan Bank 0.91%–1.03% due 7/19/2017–9/5/2017	135,000	134,856
Jupiter Securitization Co., LLC 0.93% due 7/17/2017[2]	50,000	49,972
Other securities		70,180

Total short-term securities (cost: $287,927,000)		287,932
Total investment securities 99.79% (cost: $7,091,549,000)		8,861,523
Other assets less liabilities 0.21%		18,249

Net assets 100.00%		$8,879,772

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

64	American Funds Insurance Series

Blue Chip Income and Growth Fund

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $112,653,000, which represented 1.27% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series	65

Global Growth and Income Fund
Summary investment portfolio June 30, 2017	unaudited

Common stocks 92.54%	Shares	Value (000)
Information technology 22.19%
Nintendo Co., Ltd.	278,000	$93,132
Taiwan Semiconductor Manufacturing Co., Ltd.	9,480,800	64,982
Microsoft Corp.	907,000	62,520
Broadcom Ltd.	188,000	43,813
Murata Manufacturing Co., Ltd.	183,000	27,773
Facebook, Inc., Class A1	140,300	21,183
Apple Inc.	138,000	19,875
AAC Technologies Holdings Inc.	1,503,500	18,795
TE Connectivity Ltd.	200,000	15,736
Alibaba Group Holding Ltd. (ADR)[1]	105,000	14,795
Alphabet Inc., Class C1	9,000	8,179
Alphabet Inc., Class A1	6,000	5,578
Other securities		33,060
		429,421

Financials 10.78%
YES Bank Ltd.	815,000	18,453
Prudential PLC	765,000	17,546
Blackstone Group LP	453,250	15,116
First Republic Bank	145,000	14,514
CIT Group Inc.	250,000	12,175
Capital One Financial Corp.	144,000	11,897
Other securities		118,856
		208,557

Industrials 9.93%
Airbus SE, non-registered shares	467,000	38,404
Grupo Aeroportuario del Pacífico SAB de CV	2,080,000	23,425
Lockheed Martin Corp.	82,300	22,847
Boeing Co.	113,000	22,346
Deutsche Post AG	523,000	19,605
Flughafen Zürich AG	69,000	16,939
Ryanair Holdings PLC (ADR)[1]	141,375	15,213
Other securities		33,256
		192,035

Consumer staples 9.80%
British American Tobacco PLC	1,144,000	77,987
Nestlé SA	558,700	48,622
Costco Wholesale Corp.	130,600	20,887
Other securities		42,166
		189,662

Consumer discretionary 8.82%
Amazon.com, Inc.[1]	20,000	19,360
Home Depot, Inc.	122,000	18,715
Sony Corp.	480,000	18,291
ProSiebenSat.1 Media SE	430,000	17,995
Vivendi SA	715,200	15,921
Nitori Holdings Co., Ltd.	105,000	14,040
Other securities		66,281
		170,603

Energy 7.07%
Royal Dutch Shell PLC, Class B (ADR)	347,000	18,887
Royal Dutch Shell PLC, Class A (ADR)	141,457	7,524
BP PLC	4,030,206	23,243
Reliance Industries Ltd.[1]	1,052,094	22,462

66	American Funds Insurance Series

Global Growth and Income Fund

Common stocks	Shares	Value (000)
Enbridge Inc.	260,760	$10,381
Enbridge Inc. (CAD denominated)	239,029	9,522
Other securities		44,840
		136,859

Health care 6.99%
UnitedHealth Group Inc.	255,100	47,301
Hypermarcas SA, ordinary nominative	2,150,000	18,041
Other securities		69,904
		135,246

Materials 4.23%
Randgold Resources Ltd.	271,100	24,028
James Hardie Industries PLC (CDI)	850,000	13,393
Other securities		44,467
		81,888

Real estate 3.61%
MGM Growth Properties LLC REIT, Class A	943,856	27,551
Gaming and Leisure Properties, Inc. REIT	604,000	22,753
Other securities		19,600
		69,904

Utilities 3.50%
Infraestructura Energética Nova, SAB de CV	6,281,884	33,488
DONG Energy AS	491,552	22,190
Other securities		12,119
		67,797

Telecommunication services 1.69%
Vodafone Group PLC	4,350,000	12,337
Other securities		20,272
		32,609

Miscellaneous 3.93%
Other common stocks in initial period of acquisition		76,045

Total common stocks (cost: $1,435,467,000)		1,790,626

Rights & warrants 0.01%
Miscellaneous 0.01%
Other rights & warrants in initial period of acquisition		178

Total rights & warrants (cost: $187,000)		178

Convertible bonds 0.35%	Principal amount (000)
Miscellaneous 0.35%
Other convertible bonds in initial period of acquisition		6,821
Total convertible bonds (cost: $6,003,000)		6,821

Bonds, notes & other debt instruments 1.98%
Corporate bonds & notes 1.90%
Telecommunication services 1.90%
Sprint Corp. 7.25% 2021	$33,000	36,754

American Funds Insurance Series	67

Global Growth and Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 0.08%
U.S. Treasury 0.08%
Other securities		$1,599

Total bonds, notes & other debt instruments (cost: $32,553,000)		38,353

Short-term securities 3.59%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.16% due 7/14/2017	$47,800	47,778
Nestlé Capital Corp. 1.14% due 9/12/2017[2]	15,500	15,463
Other securities		6,098

Total short-term securities (cost: $69,341,000)		69,339
Total investment securities 98.47% (cost: $1,543,551,000)		1,905,317
Other assets less liabilities 1.53%		29,699

Net assets 100.00%		$1,935,016

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” includes a security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security which was valued under fair value procedures was $6,491,000, which represented .34% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,463,000, which represented .80% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

See Notes to Financial Statements

68	American Funds Insurance Series

Growth-Income Fund
Summary investment portfolio June 30, 2017	unaudited

Common stocks 92.56%	Shares	Value (000)
Information technology 15.92%
Microsoft Corp.	9,171,027	$632,159
Alphabet Inc., Class A1	373,700	347,421
Alphabet Inc., Class C1	303,884	276,149
Texas Instruments Inc.	5,992,659	461,015
Broadcom Ltd.	1,857,590	432,911
Apple Inc.	2,379,100	342,638
Oracle Corp.	5,921,000	296,879
Intel Corp.	7,904,600	266,701
Accenture PLC, Class A	1,654,500	204,629
QUALCOMM Inc.	3,218,175	177,708
Other securities		1,059,988
		4,498,198

Consumer discretionary 14.98%
Amazon.com, Inc.[1]	1,061,200	1,027,242
Netflix, Inc.[1]	3,716,277	555,249
Comcast Corp., Class A	6,032,600	234,789
Twenty-First Century Fox, Inc., Class A	6,891,000	195,291
Home Depot, Inc.	1,243,000	190,676
Time Warner Inc.	1,767,902	177,515
Other securities		1,850,600
		4,231,362

Health care 14.57%
AbbVie Inc.	7,549,600	547,422
Amgen Inc.	2,858,916	492,391
Stryker Corp.	2,203,757	305,837
UnitedHealth Group Inc.	1,513,596	280,651
Medtronic PLC	2,805,700	249,006
Express Scripts Holding Co.[1]	3,627,500	231,580
Gilead Sciences, Inc.	3,212,100	227,352
Humana Inc.	877,000	211,024
Merck & Co., Inc.	3,128,280	200,491
Illumina, Inc.[1]	1,100,300	190,924
Other securities		1,181,029
		4,117,707

Financials 11.34%
JPMorgan Chase & Co.	4,499,400	411,245
Goldman Sachs Group, Inc.	1,010,280	224,181
Marsh & McLennan Companies, Inc.	2,726,100	212,527
Wells Fargo & Co.	3,381,200	187,352
Bank of New York Mellon Corp.	3,486,500	177,881
American International Group, Inc.	2,716,489	169,835
Aon PLC, Class A	1,214,800	161,508
Other securities		1,658,137
		3,202,666

Industrials 8.11%
CSX Corp.	4,913,400	268,075
Union Pacific Corp.	2,186,433	238,124
General Dynamics Corp.	1,122,100	222,288
Other securities		1,564,302
		2,292,789

Consumer staples 7.27%
Philip Morris International Inc.	2,912,130	342,030
Coca-Cola Co.	5,964,900	267,526
Procter & Gamble Co.	1,887,992	164,539
Other securities		1,280,352
		2,054,447

American Funds Insurance Series	69

Growth-Income Fund

Common stocks (continued)	Shares	Value (000)
Energy 5.94%
TOTAL SA	4,688,868	$231,808
EOG Resources, Inc.	2,345,155	212,284
Chevron Corp.	1,716,900	179,124
Other securities		1,055,603
		1,678,819

Materials 4.68%
Celanese Corp., Series A	3,424,433	325,116
Dow Chemical Co.	3,554,100	224,157
Monsanto Co.	1,666,485	197,245
Vale SA, Class A, preferred nominative (ADR)	18,591,184	151,518
Vale SA, Class A, preferred nominative	4,440,000	36,065
Other securities		388,416
		1,322,517

Real estate 1.83%
Other securities		517,877

Telecommunication services 1.79%
Verizon Communications Inc.	10,842,400	484,221
Other securities		22,544
		506,765

Utilities 0.85%
Sempra Energy	1,649,600	185,992
Other securities		53,804
		239,796

Mutual funds 0.47%
Other securities		132,822

Miscellaneous 4.81%
Other common stocks in initial period of acquisition		1,358,818

Total common stocks (cost: $19,495,854,000)		26,154,583

Convertible stocks 0.02%
Financials 0.02%
Other securities		5,722

Total convertible stocks (cost: $6,000,000)		5,722

Convertible bonds 0.33%	Principal amount (000)
Other 0.33%
Other securities		93,133

Total convertible bonds (cost: $71,028,000)		93,133

Bonds, notes & other debt instruments 0.20%
U.S. Treasury bonds & notes 0.20%
U.S. Treasury 0.20%
U.S. Treasury 1.625% 2026	$59,900	56,801

Total bonds, notes & other debt instruments (cost: $60,218,000)		56,801

70	American Funds Insurance Series

Growth-Income Fund

Short-term securities 6.85%	Principal amount (000)	Value (000)
Apple Inc. 0.89% due 7/11/2017[2]	$50,000	$49,984
Chariot Funding, LLC 0.95% due 7/7/2017[2]	50,000	49,988
Coca-Cola Co. 1.09% due 8/2/2017[2]	50,000	49,950
Federal Home Loan Bank 0.80%–1.04% due 7/5/2017–10/3/2017	1,169,400	1,168,348
Jupiter Securitization Co., LLC 1.17% due 7/27/2017[2]	50,000	49,954
U.S. Treasury Bills 0.59%–0.91% due 7/6/2017–9/21/2017	242,100	241,864
Other securities		325,405

Total short-term securities (cost: $1,935,411,000)		1,935,493
Total investment securities 99.96% (cost: $21,568,511,000)		28,245,732
Other assets less liabilities 0.04%		11,308

Net assets 100.00%		$28,257,040

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $5,722,000, an aggregate cost of $6,000,000, and which represented .02% of the net assets of the fund) was acquired on 6/28/2012 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $500,083,000, which represented 1.77% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series	71

International Growth and Income Fund
Summary investment portfolio June 30, 2017	unaudited

Common stocks 85.41%	Shares	Value (000)
Financials 18.04%
HDFC Bank Ltd.[1]	1,884,593	$48,511
Zurich Insurance Group AG	83,900	24,420
KB Financial Group Inc.	356,500	17,978
Banco Santander, SA	2,571,524	17,011
Prudential PLC	738,000	16,927
St. James’s Place PLC	1,048,000	16,134
AIA Group Ltd.	1,833,000	13,394
UniCredit SpA[2]	674,400	12,594
Sampo Oyj, Class A	203,000	10,403
Lloyds Banking Group PLC	11,968,000	10,311
BNP Paribas SA	137,300	9,889
Bank of Montreal	76,927	5,649
Other securities		45,458
		248,679

Consumer staples 10.42%
Imperial Brands PLC	734,463	32,988
Philip Morris International Inc.	208,700	24,512
Pernod Ricard SA	128,650	17,228
British American Tobacco PLC	212,600	14,493
CALBEE, Inc.	284,400	11,164
Other securities		43,232
		143,617

Industrials 10.40%
Shanghai International Airport Co., Ltd., Class A	5,134,562	28,257
Capita PLC	3,066,000	27,614
Airbus SE, non-registered shares	163,000	13,404
Abertis Infraestructuras, SA, Class A, non-registered shares	721,507	13,366
ASSA ABLOY AB, Class B	585,700	12,868
CK Hutchison Holdings Ltd.	847,348	10,636
Other securities		37,151
		143,296

Consumer discretionary 8.04%
HUGO BOSS AG	207,500	14,528
Toyota Motor Corp.	226,000	11,841
Ctrip.com International, Ltd. (ADR)[2]	202,200	10,891
Christian Dior SE1	33,500	9,759
Other securities		63,860
		110,879

Utilities 7.70%
EDP - Energias de Portugal, SA	6,947,820	22,719
DONG Energy AS	497,000	22,436
SSE PLC	801,800	15,174
Power Assets Holdings Ltd.	1,313,000	11,596
CK Infrastructure Holdings Ltd.	1,282,000	10,772
Other securities		23,472
		106,169

Information technology 7.48%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,668,000	31,995
Samsung Electronics Co., Ltd.	13,671	28,402
Flex Ltd.[2]	703,000	11,466
Other securities		31,277
		103,140

72	American Funds Insurance Series

International Growth and Income Fund

Common stocks	Shares	Value (000)
Health care 6.07%
Novartis AG	341,145	$28,390
Teva Pharmaceutical Industries Ltd. (ADR)	781,700	25,968
Other securities		29,248
		83,606

Energy 4.64%
Royal Dutch Shell PLC, Class A	1,753,707	46,482
TOTAL SA	208,000	10,283
Other securities		7,118
		63,883

Real estate 4.41%
Cheung Kong Property Holdings Ltd.	3,833,348	30,024
Sun Hung Kai Properties Ltd.	888,000	13,046
Other securities		17,772
		60,842

Telecommunication services 2.75%
BT Group PLC	4,904,461	18,828
Nippon Telegraph and Telephone Corp.	332,800	15,712
Other securities		3,327
		37,867

Materials 2.69%
Rio Tinto PLC	274,325	11,583
Fortescue Metals Group Ltd.	2,403,000	9,641
Other securities		15,822
		37,046

Miscellaneous 2.77%
Other common stocks in initial period of acquisition		38,208

Total common stocks (cost: $1,081,498,000)		1,177,232

Bonds, notes & other debt instruments 2.96%	Principal amount (000)
Corporate bonds & notes 1.47%
Health care 0.54%
Teva Pharmaceutical Finance Company BV 3.15%–4.10% 2026–2046	$2,775	2,604
Other securities		4,823
		7,427

Materials 0.49%
FMG Resources 9.75% 2022[3]	5,900	6,748

Energy 0.44%
Other securities		6,066

Total corporate bonds & notes		20,241

Bonds & notes of governments & government agencies outside the U.S. 1.46%
Other securities		20,189

U.S. Treasury bonds & notes 0.03%
U.S. Treasury 0.03%
Other securities		419

Total bonds, notes & other debt instruments (cost: $38,065,000)		40,849

American Funds Insurance Series	73

International Growth and Income Fund

Short-term securities 12.16%	Principal amount (000)	Value (000)
Chariot Funding, LLC 1.18% due 7/18/2017[3]	$15,000	$14,991
CPPIB Capital Inc. 1.14% due 7/18/2017[3]	32,200	32,182
Fairway Finance Corp. 1.24% due 9/13/2017[3]	15,000	14,960
Federal Home Loan Bank 1.00%–1.03% due 7/12/2017–8/23/2017	45,200	45,167
General Electric Co. 1.08% due 7/3/2017	15,600	15,599
Victory Receivables Corp. 1.06%–1.14% due 7/3/2017–7/11/2017[3]	30,000	29,990
Other securities		14,659

Total short-term securities (cost: $167,548,000)		167,548
Total investment securities 100.53% (cost: $1,287,111,000)		1,385,629
Other assets less liabilities (0.53)%		(7,261)

Net assets 100.00%		$1,378,368

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $65,021,000, which represented 4.72% of the net assets of the fund. This amount includes $4,659,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $103,694,000, which represented 7.52% of the net assets of the fund.

Key to Abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

74	American Funds Insurance Series

Capital Income Builder

Summary investment portfolio June 30, 2017	unaudited

Common stocks 72.88%	Shares	Value (000)
Financials 14.27%
Sampo Oyj, Class A	217,380	$11,140
Swedbank AB, Class A	211,087	5,144
Lloyds Banking Group PLC	5,949,400	5,126
Zurich Insurance Group AG	17,206	5,008
Mercury General Corp.	88,510	4,780
KBC Groep NV	57,447	4,357
HSBC Holdings PLC (GBP denominated)	437,200	4,053
ABN AMRO Group NV, depository receipts	141,555	3,753
Other securities		28,217
		71,578

Consumer staples 12.66%
Philip Morris International Inc.	190,235	22,342
Coca-Cola Co.	250,145	11,219
Altria Group, Inc.	149,110	11,104
British American Tobacco PLC	93,200	6,353
Imperial Brands PLC	123,800	5,561
Diageo PLC	168,400	4,976
Other securities		1,979
		63,534

Telecommunication services 7.90%
Vodafone Group PLC	3,422,700	9,707
Singapore Telecommunications Ltd.	2,861,700	8,086
Verizon Communications Inc.	151,851	6,782
HKT Trust and HKT Ltd., units	4,775,340	6,263
Other securities		8,792
		39,630

Energy 7.40%
Royal Dutch Shell PLC, Class B	279,360	7,504
Royal Dutch Shell PLC, Class B (ADR)	8,500	463
Royal Dutch Shell PLC, Class A	3,192	85
Exxon Mobil Corp.	92,600	7,476
Enbridge Inc. (CAD denominated)	174,970	6,970
Helmerich & Payne, Inc.	96,200	5,227
Inter Pipeline Ltd.	244,600	4,791
Other securities		4,585
		37,101

Health care 6.03%
AstraZeneca PLC	104,010	6,956
AstraZeneca PLC (ADR)	114,800	3,914
Pfizer Inc.	232,100	7,796
Roche Holding AG, non-registered shares, nonvoting	26,075	6,640
Other securities		4,933
		30,239

Information technology 4.94%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,003,000	6,875
Microsoft Corp.	61,720	4,254
Paychex, Inc.	67,410	3,838
Other securities		9,790
		24,757

Real estate 4.68%
Crown Castle International Corp. REIT	83,300	8,345
Iron Mountain Inc. REIT	165,295	5,680
Nexity SA, Class A, non-registered shares	89,436	5,197
Other securities		4,262
		23,484

American Funds Insurance Series	75

Capital Income Builder

Common stocks (continued)	Shares	Value (000)
Industrials 4.07%
Sydney Airport, units	963,757	$5,252
Boeing Co.	20,200	3,994
Airbus SE, non-registered shares	45,592	3,749
Other securities		7,438
		20,433

Utilities 3.97%
SSE PLC	309,313	5,854
CMS Energy Corp.	79,100	3,658
Other securities		10,410
		19,922

Consumer discretionary 3.60%
Greene King PLC	549,600	4,821
Las Vegas Sands Corp.	71,400	4,562
Other securities		8,686
		18,069

Materials 1.23%
Amcor Ltd.	294,697	3,672
Other securities		2,506
		6,178

Miscellaneous 2.13%
Other common stocks in initial period of acquisition		10,684

Total common stocks (cost: $346,870,000)		365,609

Convertible stocks 1.22%
Real estate 1.22%
American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	50,600	6,134

Total convertible stocks (cost: $5,305,000)		6,134

Bonds, notes & other debt instruments 20.55%	Principal amount (000)
Mortgage-backed obligations 7.49%
Federal agency mortgage-backed obligations 7.38%
Fannie Mae 4.00% 2036–2047[1]	$5,869	6,208
Fannie Mae 4.00% 2047[1]	3,830	4,029
Freddie Mac 4.00% 2047[1]	13,957	14,701
Freddie Mac 4.50% 2047[1]	6,924	7,419
Freddie Mac 2.50%–4.00% 2032–2047[1]	777	802
Other securities		3,842
		37,001

Other 0.11%
Other securities		553

Total mortgage-backed obligations		37,554

U.S. Treasury bonds & notes 7.47%
U.S. Treasury 6.85%
U.S. Treasury 8.00% 2021	5,500	6,932
U.S. Treasury 8.125% 2021	8,200	10,267
U.S. Treasury 1.875% 2022	3,900	3,905
U.S. Treasury 2.00% 2025	9,400	9,242
U.S. Treasury 2.00%–2.88% 2026–2045	4,100	4,018
		34,364

76	American Funds Insurance Series

Capital Income Builder

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
U.S. Treasury inflation-protected securities 0.62%
U.S. Treasury Inflation-Protected Securities 0.38%–0.63% 2025–2026[2]	$3,089	$3,096

Total U.S. Treasury bonds & notes		37,460

Corporate bonds & notes 4.57%
Financials 1.51%
Other securities		7,592

Consumer staples 0.40%
Altria Group, Inc. 9.25% 2019	200	230
Other securities		1,767
		1,997

Telecommunication services 0.13%
Verizon Communications Inc. 4.50%–4.60% 2020–2021	600	643

Other 2.53%
Other securities		12,695

Total corporate bonds & notes		22,927

Asset-backed obligations 1.02%
Other securities		5,117

Total bonds, notes & other debt instruments (cost: $103,148,000)		103,058

Short-term securities 5.06%
Total short-term securities (cost: $25,392,000)		25,394
Total investment securities 99.71% (cost: $480,715,000)		500,195
Other assets less liabilities 0.29%		1,468

Net assets 100.00%		$501,663

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,125,000, which represented .22% of the net assets of the fund. This amount includes $1,040,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. “Other securities” also includes securities (with an aggregate value of $484,000, which represented ..10% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

American Funds Insurance Series	77

Capital Income Builder

Forward currency contracts

Contract amount				Unrealized
				depreciation
Purchases	Sales		Settlement	at 6/30/2017
(000)	(000)	Counterparty	date	(000)
USD257	NZD357	Bank of America, N.A.	7/21/2017	$(5)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

GBP = British pounds

USD/$ = U.S. dollars

See Notes to Financial Statements

78	American Funds Insurance Series

Asset Allocation Fund

Summary investment portfolio June 30, 2017	unaudited

Common stocks 62.94%	Shares	Value (000)
Information technology 18.29%
Microsoft Corp.	10,820,000	$745,823
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	15,550,000	543,628
Taiwan Semiconductor Manufacturing Co., Ltd.	8,600,000	58,945
ASML Holding NV (New York registered)	2,502,100	326,049
ASML Holding NV	50,859	6,628
VeriSign, Inc.[1]	3,240,000	301,190
Broadcom Ltd.	1,245,000	290,147
Facebook, Inc., Class A1	1,722,000	259,987
Intel Corp.	6,000,000	202,440
Apple Inc.	1,132,850	163,153
Western Digital Corp.	1,800,000	159,480
AAC Technologies Holdings Inc.	12,661,500	158,280
Alphabet Inc., Class C	168,985	153,562
Intuit Inc.	1,133,200	150,500
Symantec Corp.	5,000,000	141,250
Texas Instruments Inc.	1,520,200	116,949
Other securities		546,100
		4,324,111

Health care 8.52%
UnitedHealth Group Inc.	2,431,000	450,756
Johnson & Johnson	2,850,000	377,026
Humana Inc.	1,310,000	315,212
Express Scripts Holding Co.[1]	3,550,000	226,632
Merck & Co., Inc.	2,170,300	139,095
Other securities		503,990
		2,012,711

Consumer discretionary 7.96%
Comcast Corp., Class A	12,246,000	476,614
Newell Brands Inc.	5,600,000	300,272
Home Depot, Inc.	1,600,000	245,440
Amazon.com, Inc.[1]	210,225	203,498
VF Corp.	2,730,000	157,248
General Motors Co.	3,500,000	122,255
Other securities		376,668
		1,881,995

Financials 7.68%
JPMorgan Chase & Co.	4,400,000	402,160
Chubb Ltd.	2,458,500	357,417
First Republic Bank	2,480,000	248,248
Citigroup Inc.	2,750,000	183,920
Bank of America Corp.	7,000,000	169,820
Other securities		454,362
		1,815,927

Consumer staples 5.18%
Philip Morris International Inc.	4,794,000	563,055
Associated British Foods PLC	4,600,000	175,904
Nestlé SA	908,230	79,041
Nestlé SA (ADR)	900,000	78,480
Other securities		327,673
		1,224,153

Energy 4.48%
Noble Energy, Inc.	9,000,000	254,700
Weatherford International PLC[1]	48,600,000	188,082
Chevron Corp.	1,279,750	133,516
Other securities		483,206
		1,059,504

American Funds Insurance Series	79

Asset Allocation Fund

Common stocks (continued)	Shares	Value (000)
Industrials 3.53%
Lockheed Martin Corp.	1,422,000	$394,761
Boeing Co.	1,551,800	306,869
Other securities		132,724
		834,354

Materials 3.39%
E.I. du Pont de Nemours and Co.	4,405,000	355,528
LyondellBasell Industries NV	2,200,000	185,658
Other securities		261,012
		802,198

Real estate 1.19%
Other securities		279,872

Telecommunication services 0.97%
AT&T Inc.	3,700,800	139,631
Other securities		90,487
		230,118

Utilities 0.33%
Other securities		76,630

Miscellaneous 1.42%
Other common stocks in initial period of acquisition		335,415

Total common stocks (cost: $10,593,691,000)		14,876,988

Convertible stocks 0.04%
Industrials 0.02%
Other securities		4,426

Miscellaneous 0.02%
Other convertible stocks in initial period of acquisition		5,350

Total convertible stocks (cost: $19,828,000)		9,776

Bonds, notes & other debt instruments 29.13%	Principal amount (000)
U.S. Treasury bonds & notes 12.55%
U.S. Treasury 10.27%
U.S. Treasury 1.50% 2019	$400,000	400,924
U.S. Treasury 1.25% 2020[2]	328,117	326,102
U.S. Treasury 1.625% 2020	125,000	125,156
U.S. Treasury 2.875% 2046	147,158	148,198
U.S. Treasury 3.00% 2047	112,750	116,484
U.S. Treasury 0.63%–4.75% 2018–2046	1,312,407	1,312,155
		2,429,019

U.S. Treasury inflation-protected securities 2.28%
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	213,965	217,193
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	134,572	146,704
U.S. Treasury Inflation-Protected Securities 0.13%–2.63% 2017–2046[3]	176,480	174,433
		538,330

Total U.S. Treasury bonds & notes		2,967,349

80	American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Corporate bonds & notes 9.69%
Energy 1.91%
Other securities		$451,692

Financials 1.50%
ACE INA Holdings Inc. 2.30%–4.35% 2020–2045	$6,905	7,084
JPMorgan Chase & Co. 2.55%–5.30% 2020–2049	13,252	13,467
Other securities		334,443
		354,994

Health care 1.38%
Johnson & Johnson 2.25%–3.75% 2022–2047	11,785	12,009
UnitedHealth Group Inc. 3.35% 2022	4,355	4,549
Other securities		310,806
		327,364

Consumer discretionary 0.92%
Comcast Corp. 1.63%–5.88% 2018–2036	9,285	8,875
Home Depot, Inc. 1.80%–4.25% 2020–2047	13,665	13,890
Newell Rubbermaid Inc. 2.60%–5.50% 2019–2046	9,253	9,825
Other securities		185,214
		217,804

Industrials 0.48%
Lockheed Martin Corp. 2.50%–3.55% 2020–2026	15,050	15,474
Other securities		96,927
		112,401

Consumer staples 0.47%
Philip Morris International Inc. 1.88%–4.25% 2020–2044	13,445	13,608
Other securities		96,430
		110,038

Information technology 0.43%
Apple Inc. 2.50%–3.35% 2022–2027	3,695	3,739
Broadcom Ltd. 2.38%–3.88% 2020–2027[4]	19,670	20,114
Microsoft Corp. 2.40%–4.20% 2026–2037	10,150	10,692
Other securities		67,529
		102,074

Other 2.60%
Other securities		614,941

Total corporate bonds & notes		2,291,308

Mortgage-backed obligations 5.68%
Federal agency mortgage-backed obligations 5.36%
Fannie Mae 0%–7.50% 2021–2056[5,6,7]	582,350	606,624
Freddie Mac 1.69%–6.50% 2022–2050[5,6,7]	419,104	435,897
Other securities		223,537
		1,266,058

Other 0.32%
Other securities		75,787

Total mortgage-backed obligations		1,341,845

American Funds Insurance Series	81

Asset Allocation Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency bonds & notes 0.22%
Fannie Mae 1.88%–2.00% 2022–2026	$16,000	$15,378
Federal Home Loan Bank 0.875% 2018	17,140	17,071
Freddie Mac 0.75% 2018	18,768	18,702
Other securities		210

Total federal agency bonds & notes		51,361

Other 0.99%
Other securities		234,779

Total bonds, notes & other debt instruments (cost: $6,822,677,000)		6,886,642

Short-term securities 9.92%
Apple Inc. 0.91%–0.92% due 7/18/2017–7/25/2017[4]	100,000	99,935
Federal Home Loan Bank 0.64%–1.05% due 7/3/2017–10/10/2017	1,551,500	1,550,290
Johnson & Johnson 1.07%–1.12% due 8/31/2017–9/19/2017[4]	85,000	84,819
Jupiter Securitization Co., LLC 1.17% due 7/27/2017[4]	50,000	49,954
Microsoft Corp. 1.02% due 8/22/2017[4]	34,200	34,143
U.S. Treasury Bills 0.59%–0.91% due 7/6/2017–8/24/2017	368,700	368,423
Other securities		157,419

Total short-term securities (cost: $2,344,887,000)		2,344,983
Total investment securities 102.03% (cost: $19,781,083,000)		24,118,389
Other assets less liabilities (2.03)%		(479,072)

Net assets 100.00%		$23,639,317

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $38,105,000, which represented .16% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $57,784,000, which represented .24% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $27,635,000, an aggregate cost of $48,070,000, and which represented .12% of the net assets of the fund) were acquired from 3/10/2010 to 3/6/2017 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

						Unrealized
				Notional	Value at	appreciation
		Number of		amount[8]	6/30/2017[9]	at 6/30/2017
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
10 Year U.S. Treasury Note Futures	Short	200	September 2017	$(20,000)	$(25,106)	$145
2 Year U.S. Treasury Note Futures	Short	883	October 2017	(176,600)	(190,825)	200
						$345

82	American Funds Insurance Series

Asset Allocation Fund

Swap contracts

Interest rate swaps

						Unrealized
					Upfront	(depreciation)
				Value at	payments/	appreciation
		Expiration	Notional	6/30/2017	receipts	at 6/30/2017
Receive	Pay	date	(000)	(000)	(000)	(000)
3-month USD-LIBOR	1.875%	3/20/2019	$2,320,000	$(511)	$—	$(511)
1.32625%	U.S. EFFR	4/5/2019	366,600	(396)	—	(396)
3-month USD-LIBOR	1.501%	6/8/2019	100,000	180	—	180
1.336%	U.S. EFFR	6/8/2019	100,000	(142)	—	(142)
1.6365%	3-month USD-LIBOR	10/16/2019	124,000	(32)	—	(32)
3-month USD-LIBOR	3.402%	6/23/2044	18,000	(3,218)	—	(3,218)
3-month USD-LIBOR	2.945%	10/16/2044	28,000	(2,411)	—	(2,411)
					$—	$(6,530)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	A portion of this security was pledged as collateral. The total value of pledged collateral was $7,892,000, which represented .03% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,152,860,000, which represented 4.88% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Coupon rate may change periodically.
[7]	Purchased on a TBA basis.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

ADR = American Depositary Receipts

EFFR = Federal Funds Effective Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series	83

Global Balanced Fund
Summary investment portfolio June 30, 2017	unaudited

Common stocks 62.81%	Shares	Value (000)
Information technology 12.53%
Nintendo Co., Ltd.	19,800	$6,633
Microsoft Corp.	76,100	5,246
ASML Holding NV	35,689	4,651
Taiwan Semiconductor Manufacturing Co., Ltd.	664,000	4,551
Alphabet Inc., Class C1	2,155	1,958
Keyence Corp.	4,400	1,930
Broadcom Ltd.	7,850	1,830
Amphenol Corp., Class A	24,000	1,772
Symantec Corp.	62,565	1,768
Samsung Electronics Co., Ltd.	830	1,724
Other securities		4,231
		36,294

Consumer staples 7.92%
British American Tobacco PLC	84,150	5,736
Philip Morris International Inc.	30,200	3,547
Nestlé SA	33,200	2,889
Reynolds American Inc.	42,104	2,738
Altria Group, Inc.	31,000	2,309
Other securities		5,708
		22,927

Industrials 7.40%
Boeing Co.	18,500	3,658
Flughafen Zürich AG	12,235	3,004
ASSA ABLOY AB, Class B	118,000	2,593
BAE Systems PLC	280,000	2,310
AB Volvo, Class B	102,000	1,739
Edenred SA	65,000	1,695
General Electric Co.	54,000	1,459
Other securities		4,988
		21,446

Financials 6.64%
JPMorgan Chase & Co.	42,700	3,903
HSBC Holdings PLC (GBP denominated)	303,468	2,813
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	376,000	2,241
HDFC Bank Ltd. (ADR)	21,605	1,879
AIA Group Ltd.	250,000	1,827
BlackRock, Inc.	4,000	1,689
Other securities		4,886
		19,238

Health care 5.74%
Humana Inc.	20,830	5,012
Merck & Co., Inc.	58,120	3,725
Mettler-Toledo International Inc.[1]	3,500	2,060
Fisher & Paykel Healthcare Corp. Ltd.	204,000	1,712
Other securities		4,103
		16,612

Consumer discretionary 4.76%
Amazon.com, Inc.[1]	3,600	3,485
Home Depot, Inc.	22,030	3,380
Peugeot SA	119,000	2,374
Nokian Renkaat Oyj	50,634	2,096
Other securities		2,439
		13,774

84	American Funds Insurance Series

Global Balanced Fund

Common stocks	Shares	Value (000)
Materials 4.75%
E.I. du Pont de Nemours and Co.	37,500	$3,027
Other securities		10,721
		13,748
Energy 4.37%
Royal Dutch Shell PLC, Class B	100,000	2,686
ConocoPhillips	49,506	2,176
Enbridge Inc. (CAD denominated)	50,594	2,016
LUKOIL Oil Co. PJSC (ADR)	39,800	1,938
Other securities		3,832
		12,648

Utilities 2.17%
Dominion Energy, Inc.	28,500	2,184
Enel Américas SA (ADR)	197,000	1,857
Other securities		2,237
		6,278

Real estate 1.18%
Equinix, Inc. REIT	4,240	1,820
Other securities		1,610
		3,430

Telecommunication services 0.62%
Other securities		1,804

Miscellaneous 4.73%
Other common stocks in initial period of acquisition		13,687

Total common stocks (cost: $142,482,000)		181,886

Bonds, notes & other debt instruments 31.18%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 14.54%
Japan 0.10%–2.30% 2018–2044[2]	¥809,803	7,805
Poland (Republic of) 3.25%–5.75% 2017–2025	PLN13,590	3,979
Russian Federation 7.00% 2023	RUB135,000	2,209
United Mexican States 4.00%–10.00% 2017–2040[2]	MXN53,729	3,089
United Mexican States 4.60%–4.75% 2044–2046	$ 350	347
Other securities		24,667
		42,096

U.S. Treasury bonds & notes 8.53%
U.S. Treasury 6.10%
U.S. Treasury 0.75%–3.13% 2017–2046	17,763	17,681

U.S. Treasury inflation-protected securities 2.43%
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2021–2044[2]	6,983	7,032

Total U.S. Treasury bonds & notes		24,713

American Funds Insurance Series	85

Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes 6.86%
Financials 1.70%
HSBC Holdings PLC 3.375% 2024	€100	$120
HSBC Holdings PLC 3.90%–4.30% 2026	$400	420
JPMorgan Chase & Co. 2.55%–6.75% 2021–2049	389	407
Other securities		3,987
		4,934

Health care 0.71%
Humana Inc. 3.15% 2022	100	102
Other securities		1,945
		2,047

Consumer staples 0.44%
Philip Morris International Inc. 2.00%–4.25% 2020–2044	195	198
Reynolds American Inc. 4.00%–5.85% 2022–2045	145	160
Other securities		900
		1,258

Information technology 0.34%
Microsoft Corp. 2.40%–3.30% 2026–2027	640	651
Other securities		338
		989

Industrials 0.25%
General Electric Capital Corp. 3.15% 2022	50	52
Other securities		671
		723

Other 3.42%
Other securities		9,903

Total corporate bonds & notes		19,854

Mortgage-backed obligations 1.18%
Other 1.18%
Other securities		3,413

Total mortgage-backed obligations		3,413

Asset-backed obligations 0.07%
Other securities		200

Total bonds, notes & other debt instruments (cost: $90,647,000)		90,276

Short-term securities 5.18%
British Columbia (Province of) 0.92% due 7/17/2017	3,000	2,998
CPPIB Capital Inc. 1.16% due 7/18/2017[3]	3,000	2,998
General Electric Co. 1.08% due 7/3/2017	3,400	3,400
Gotham Funding Corp. 1.20% due 7/14/2017[3]	2,000	1,999
U.S. Treasury Bills 0.63% due 7/6/2017	1,500	1,500
Victory Receivables Corp. 1.20% due 7/17/2017[3]	2,100	2,099

Total short-term securities (cost: $14,995,000)		14,994
Total investment securities 99.17% (cost: $248,124,000)		287,156
Other assets less liabilities 0.83%		2,396

Net assets 100.00%		$289,552

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

86	American Funds Insurance Series

Global Balanced Fund

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $2,240,000, which represented .77% of the net assets of the fund. This amount includes $1,468,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2017 (000)
USD1,114	JPY125,000	JPMorgan Chase	7/7/2017	$ 2
USD310	PLN1,158	JPMorgan Chase	7/7/2017	(2)
SEK7,759	USD895	Citibank	7/10/2017	26
NOK6,100	USD721	Bank of America, N.A.	7/10/2017	9
USD561	INR36,300	JPMorgan Chase	7/10/2017	1
USD387	INR25,000	JPMorgan Chase	7/10/2017	— [4]
GBP276	AUD475	UBS AG	7/10/2017	(5)
USD770	MXN14,100	Bank of America, N.A.	7/10/2017	(6)
GBP255	USD330	JPMorgan Chase	7/11/2017	2
USD294	THB10,000	Bank of America, N.A.	7/11/2017	(1)
USD170	ILS600	JPMorgan Chase	7/11/2017	(3)
JPY33,581	USD307	JPMorgan Chase	7/11/2017	(8)
SEK1,625	USD187	Barclays Bank PLC	7/12/2017	6
NOK2,443	USD288	Barclays Bank PLC	7/12/2017	5
EUR335	GBP290	HSBC Bank	7/12/2017	4
EUR344	GBP300	Goldman Sachs	7/13/2017	3
USD326	MXN6,000	Bank of America, N.A.	7/14/2017	(3)
JPY43,839	USD399	Bank of America, N.A.	7/18/2017	(9)
EUR361	USD403	Citibank	7/19/2017	10
USD739	AUD970	Citibank	7/19/2017	(6)
JPY72,628	USD665	JPMorgan Chase	7/19/2017	(19)
EUR719	USD803	UBS AG	7/20/2017	19
JPY31,929	USD288	Citibank	7/20/2017	(4)
USD2,206	GBP1,700	Barclays Bank PLC	7/20/2017	(10)
EUR982	USD1,094	Bank of America, N.A.	7/24/2017	29
EUR645	USD724	Citibank	7/24/2017	13
EUR266	USD297	Goldman Sachs	7/24/2017	8
EUR134	USD150	JPMorgan Chase	7/24/2017	4
USD220	ZAR2,900	UBS AG	7/24/2017	— [4]
USD267	ZAR3,500	JPMorgan Chase	7/24/2017	— [4]
USD648	MYR2,800	JPMorgan Chase	7/24/2017	(3)
JPY21,085	AUD250	UBS AG	7/24/2017	(4)
JPY22,275	USD200	Goldman Sachs	7/27/2017	(2)
USD207	AUD275	Bank of America, N.A.	7/27/2017	(4)
JPY40,289	USD362	Bank of America, N.A.	7/27/2017	(4)
USD358	AUD475	Bank of America, N.A.	7/27/2017	(7)
EUR357	USD400	Citibank	7/28/2017	8
USD298	MXN5,430	JPMorgan Chase	7/28/2017	1
JPY57,092	USD512	UBS AG	8/4/2017	(4)
USD256	JPY28,000	Bank of New York Mellon	8/9/2017	7
SEK1,270	USD147	Bank of America, N.A.	8/9/2017	4
USD614	CAD800	Goldman Sachs	8/10/2017	(4)
JPY22,250	USD202	HSBC Bank	8/14/2017	(4)
SEK1,613	USD186	UBS AG	8/21/2017	6
JPY23,305	USD211	HSBC Bank	8/21/2017	(3)
JPY36,271	USD327	HSBC Bank	8/23/2017	(4)
				$48

American Funds Insurance Series	87

Global Balanced Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $12,075,000, which represented 4.17% of the net assets of the fund.
[4]	Amount less than one thousand.

Key to abbreviations and symbols

ADR = American Depositary Receipts

AUD = Australian dollars

CAD = Canadian dollars

EUR/€ = Euros

GBP = British pounds

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

PLN = Polish zloty

RUB = Russian rubles

SEK = Swedish kronor

THB = Thai baht

USD/$ = U.S. dollars

ZAR = South African rand

See Notes to Financial Statements

88	American Funds Insurance Series

Bond Fund
Summary investment portfolio June 30, 2017	unaudited

Bonds, notes & other debt instruments 96.74%	Principal amount (000)	Value (000)
Corporate bonds & notes 36.14%
Financials 8.57%
Bank of America Corp. 3.124% 2023	$42,500	$43,007
Capital One Financial Corp. 2.50% 2020	48,000	48,237
Citigroup Inc. 2.15%–3.89% 2018–2028	77,415	77,721
Intesa Sanpaolo SpA 5.017% 2024[1]	51,415	52,223
Morgan Stanley 2.50% 2021	44,400	44,386
US Bancorp. 2.00%–3.15% 2020–2027	3,800	3,814
Other securities		630,256
		899,644

Energy 6.26%
Other securities		657,739

Health care 4.96%
Other securities		520,526

Utilities 4.23%
Other securities		444,402

Consumer discretionary 3.65%
Other securities		383,633

Consumer staples 2.71%
Other securities		284,721

Telecommunication services 1.64%
Other securities		172,408

Real estate 1.25%
Other securities		131,668

Industrials 1.15%
Other securities		121,291

Information technology 1.06%
Apple Inc. 1.55%–3.35% 2021–2027	16,442	16,225
Other securities		94,798
		111,023

Materials 0.66%
Other securities		69,005

Total corporate bonds & notes		3,796,060

Mortgage-backed obligations 27.23%
Federal agency mortgage-backed obligations 26.58%
Fannie Mae 3.00% 2046[2]	77,742	77,700
Fannie Mae 4.00% 2046[2]	51,064	53,719
Fannie Mae 3.00% 2047[2,3]	43,330	43,198
Fannie Mae 3.50% 2047[2,3]	46,740	47,995
Fannie Mae 4.00% 2047[2,3]	385,400	404,391
Fannie Mae 4.00% 2047[2,3]	120,500	126,657
Fannie Mae 4.50% 2047[2,3]	190,000	203,790

American Funds Insurance Series	89

Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae 2.77%–9.31% 2023–2047[2,3,4]	$124,544	$131,829
Freddie Mac 3.00% 2035[2]	54,447	55,516
Freddie Mac 3.50% 2045[2]	42,618	44,145
Freddie Mac 3.50% 2046[2]	106,869	109,878
Freddie Mac 3.00% 2047[2,3]	131,109	130,812
Freddie Mac 3.50% 2047[2,3]	255,000	261,465
Freddie Mac 3.50% 2047[2,3]	50,000	51,355
Freddie Mac 4.00% 2047[2,3]	301,000	315,956
Freddie Mac 4.00% 2047[2,3]	50,000	52,580
Freddie Mac 0%–5.50% 2021–2047[2,3]	109,965	115,144
Government National Mortgage Assn. 4.00% 2047[2,3]	315,681	332,180
Government National Mortgage Assn. 4.00% 2047[2,3]	55,919	58,759
Government National Mortgage Assn. 4.50% 2047[2]	50,760	54,049
Government National Mortgage Assn. 4.50% 2040–2047[2]	113,500	120,753
		2,791,871

Other 0.65%
Other securities		68,205

Total mortgage-backed obligations		2,860,076

U.S. Treasury bonds & notes 21.22%
U.S. Treasury 18.45%
U.S. Treasury 8.75% 2020	40,000	48,706
U.S. Treasury 1.375% 2021[5]	70,000	69,037
U.S. Treasury 2.00% 2022	222,750	223,262
U.S. Treasury 2.125% 2022	150,000	151,647
U.S. Treasury 2.25% 2023	115,000	116,145
U.S. Treasury 2.125% 2024	260,000	260,325
U.S. Treasury 2.25% 2024	80,000	80,759
U.S. Treasury 2.25% 2027	226,075	225,094
U.S. Treasury 2.375% 2027	281,212	283,102
U.S. Treasury 3.00% 2047	196,713	203,228
U.S. Treasury 3.00% 2047	106,625	110,215
U.S. Treasury 0.75%–6.13% 2019–2046	159,234	166,226
		1,937,746

U.S. Treasury inflation-protected securities 2.77%
U.S. Treasury Inflation-Protected Security 0.375% 2025[6]	52,608	52,271
U.S. Treasury Inflation-Protected Security 0.375% 2027[6]	79,415	78,066
U.S. Treasury Inflation-Protected Security 0.875% 2047[6]	90,148	87,605
U.S. Treasury Inflation-Protected Securities 1.00%–2.00% 2026–2046[6]	68,221	72,769
		290,711

Total U.S. Treasury bonds & notes		2,228,457

Bonds & notes of governments & government agencies outside the U.S. 6.66%
Japan, Series 19, 0.10% 2024[6]	¥5,339,655	49,482
Japan, Series 20, 0.10% 2025[6]	11,261,250	104,458
Portuguese Republic 5.125% 2024	$94,400	96,524
Portuguese Republic 2.20%–4.13% 2022–2027	€40,000	48,860
United Mexican States, Series M, 6.50% 2021	MXN3,132,700	172,114
United Mexican States 3.60%–6.05% 2025–2047	$25,020	26,130
United Mexican States 4.00%–5.75% 2026–2046[6]	MXN671,343	35,797
Other securities		165,840
		699,205

Asset-backed obligations 3.59%
Other securities		376,981

90	American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Municipals 1.78%
Illinois 1.14%
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	$16,830	$16,913
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[2]	81,515	76,389
G.O. Bonds, Pension Funding Series 2013, 5.877% 2019	400	414
G.O. Bonds, Series 2013-B, 3.65% 2020	1,000	984
G.O. Bonds, Series 2013-B, 4.11% 2022	750	710
G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	1,991
G.O. Bonds, Series 2013-B, 4.91% 2027	1,450	1,339
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.547% 2019	335	344
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	13,780	14,156
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	250	258
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,000	2,037
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	2,950	2,986
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	750	751
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	400	414
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	375	387
		120,073

Other 0.64%
Other securities		66,721

Total municipals		186,794

Federal agency bonds & notes 0.12%
Fannie Mae 2.125% 2026	12,410	12,135

Total bonds, notes & other debt instruments (cost: $10,083,200,000)		10,159,708

Common stocks 0.02%	Shares
Other 0.01%
Other securities		1,095

Miscellaneous 0.01%
Other common stocks in initial period of acquisition		1,049

Total common stocks (cost: $1,644,000)		2,144

Rights & warrants 0.00%
Utilities 0.00%
Other securities		71

Total rights & warrants (cost: $100,000)		71

Short-term securities 22.07%	Principal amount (000)
Apple Inc. 1.10%–1.18% due 8/7/2017–10/2/2017[1]	$105,000	104,788
Citibank, N.A. 1.29% due 9/29/2017	100,000	100,002
Federal Home Loan Bank 0.64%–1.05% due 7/5/2017–9/26/2017	1,178,600	1,177,176
Freddie Mac 0.83% due 8/7/2017	50,000	49,959
General Electric Co. 1.08% due 7/3/2017	43,500	43,496
Johnson & Johnson 1.07% due 8/31/2017[1]	94,300	94,120
National Rural Utilities Cooperative Finance Corp. 1.15% due 8/2/2017	59,200	59,136

American Funds Insurance Series	91

Bond Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
U.S. Bank, N.A. 1.21% due 10/24/2017–10/25/2017	$175,000	$175,016
U.S. Treasury Bills 0.59%–1.07% due 7/13/2017–12/21/2017	447,000	445,424
Other securities		68,845

Total short-term securities (cost: $2,317,806,000)		2,317,962
Total investment securities 118.83% (cost: $12,402,750,000)		12,479,885
Other assets less liabilities (18.83)%		(1,977,186)

Net assets 100.00%		$10,502,699

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,623,000, which represented .02% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $26,163,000, which represented .25% of the net assets of the fund.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 6/30/2017[8] (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
10 Year Euro-Bund Futures	Short	120	September 2017	$(12,000)	$(22,186)	$345
10 Year U.S. Treasury Note Futures	Long	2,174	September 2017	217,400	272,905	(1,303)
10 Year Ultra U.S. Treasury Note Futures	Short	45	September 2017	(4,500)	(6,066)	19
30 Year Ultra U.S. Treasury Bond Futures	Short	51	September 2017	(5,100)	(8,460)	28
5 Year U.S. Treasury Note Futures	Long	4,995	October 2017	499,500	588,591	(3,244)
2 Year U.S. Treasury Note Futures	Short	3,200	October 2017	(640,000)	(691,550)	547
						$(3,608)

Forward currency contracts

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2017 (000)
USD66,550	MXN1,220,000	Bank of America, N.A.	7/10/2017	$ (561)
USD65,409	MXN1,200,000	JPMorgan Chase	7/10/2017	(602)
USD65,343	MXN1,200,000	JPMorgan Chase	7/11/2017	(656)
USD31,168	JPY3,430,000	UBS AG	7/12/2017	656
USD13,134	JPY1,445,000	Bank of America, N.A.	7/12/2017	280
USD54,738	EUR48,800	Citibank	7/17/2017	(1,051)
USD65,574	JPY7,300,000	HSBC Bank	7/24/2017	599
USD44,244	JPY4,925,000	JPMorgan Chase	7/24/2017	408
USD13,837	MXN252,000	Barclays Bank PLC	7/24/2017	9
USD18,708	EUR16,750	Citibank	7/28/2017	(453)
USD56,861	AUD75,000	JPMorgan Chase	8/4/2017	(756)
USD5,364	EUR4,750	JPMorgan Chase	9/7/2017	(81)

92	American Funds Insurance Series

Bond Fund

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases	Sales			at 6/30/2017
(000)	(000)	Counterparty	Settlement date	(000)
USD9,606	EUR8,500	JPMorgan Chase	9/7/2017	$(138)
USD9,708	EUR8,600	JPMorgan Chase	9/7/2017	(151)
				$(2,497)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2017 (000)
1.35375%	U.S. EFFR	4/27/2019	$37,000	$(28)	$—	$(28)
1.669%	3-month USD-LIBOR	10/28/2019	112,000	46	—	46
1.6915%	3-month USD-LIBOR	6/3/2020	1,600	(2)	—	(2)
1.7345%	3-month USD-LIBOR	12/31/2020	120,000	(258)	—	(258)
3-month USD-LIBOR	1.975%	4/27/2022	15,000	(30)	—	(30)
3-month USD-LIBOR	2.1305%	7/17/2022	100,000	(859)	—	(859)
1.9375%	3-month USD-LIBOR	12/18/2022	150,000	(411)	—	(411)
3-month USD-LIBOR	2.701%	6/9/2024	60,000	(2,354)	—	(2,354)
3-month USD-LIBOR	2.6815%	9/24/2024	1,600	(61)	—	(61)
3-month USD-LIBOR	2.54%	10/3/2024	400	(11)	—	(11)
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(841)	—	(841)
3-month USD-LIBOR	2.342%	10/21/2024	$290	(4)	—	(4)
3-month USD-LIBOR	2.326%	10/22/2024	800	(11)	—	(11)
3-month USD-LIBOR	2.372%	10/24/2024	1,150	(19)	—	(19)
3-month USD-LIBOR	2.438%	11/19/2024	2,750	(59)	—	(59)
3-month USD-LIBOR	2.4585%	11/24/2024	23,000	(522)	—	(522)
3-month USD-LIBOR	2.4295%	11/25/2024	800	(17)	—	(17)
3-month USD-LIBOR	2.353%	12/8/2024	700	(11)	—	(11)
3-month USD-LIBOR	2.2845%	12/12/2024	330	(3)	—	(3)
3-month USD-LIBOR	1.8185%	1/20/2025	900	21	—	21
3-month USD-LIBOR	1.9365%	1/22/2025	1,500	22	—	22
3-month USD-LIBOR	2.192%	3/18/2025	1,850	(6)	—	(6)
3-month USD-LIBOR	2.0475%	3/23/2025	450	3	—	3
3-month USD-LIBOR	2.3175%	5/8/2025	1,500	(18)	—	(18)
3-month USD-LIBOR	2.339%	5/13/2025	375	(5)	—	(5)
3-month USD-LIBOR	2.351%	5/15/2025	590	(8)	—	(8)
3-month USD-LIBOR	2.287%	5/20/2025	500	(5)	—	(5)
3-month USD-LIBOR	2.227%	5/28/2025	260	(1)	—	(1)
3-month USD-LIBOR	2.2125%	5/29/2025	465	(2)	—	(2)
3-month USD-LIBOR	2.451%	6/5/2025	650	(14)	—	(14)
3-month USD-LIBOR	2.46%	6/10/2025	2,536	(56)	—	(56)
3-month USD-LIBOR	2.455%	6/24/2025	235	(5)	—	(5)
3-month USD-LIBOR	2.428%	7/2/2025	2,000	(39)	—	(39)
3-month USD-LIBOR	2.397%	7/13/2025	900	(15)	—	(15)
3-month USD-LIBOR	2.535%	7/15/2025	800	(22)	—	(22)
3-month USD-LIBOR	2.4615%	7/22/2025	1,300	(28)	—	(28)
3-month USD-LIBOR	2.312%	7/29/2025	1,000	(11)	—	(11)
3-month USD-LIBOR	2.331%	7/30/2025	435	(5)	—	(5)
3-month USD-LIBOR	2.2135%	9/4/2025	5,000	(14)	—	(14)
3-month USD-LIBOR	2.228%	9/4/2025	12,000	(46)	—	(46)
6-month JPY-LIBOR	0.282%	2/2/2026	¥5,500,000	(290)	—	(290)

American Funds Insurance Series	93

Bond Fund

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2017 (000)
3-month USD-LIBOR	1.6705%	3/4/2026	$248,000	$10,597	$—	$10,597
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	1,107	—	1,107
3-month USD-LIBOR	1.5925%	5/9/2026	$1,000	51	—	51
3-month USD-LIBOR	1.595%	5/12/2026	8,500	430	—	430
3-month USD-LIBOR	1.592%	5/12/2026	4,000	203	—	203
3.0865%	3-month USD-LIBOR	8/18/2034	2,250	203	—	203
2.913%	3-month USD-LIBOR	11/24/2034	10,000	655	—	655
2.844%	3-month USD-LIBOR	6/11/2035	3,250	181	—	181
2.9535%	3-month USD-LIBOR	6/30/2035	2,500	180	—	180
2.773%	3-month USD-LIBOR	7/13/2035	500	23	—	23
2.589%	3-month USD-LIBOR	9/4/2035	3,100	53	—	53
3-month USD-LIBOR	3.0515%	11/14/2044	1,000	(108)	—	(108)
3-month USD-LIBOR	2.925%	12/3/2044	1,230	(101)	—	(101)
3-month USD-LIBOR	2.6695%	12/19/2044	200	(6)	—	(6)
3-month USD-LIBOR	2.5755%	3/5/2045	1,470	(15)	—	(15)
2.377%	3-month USD-LIBOR	4/29/2045	1,910	(59)	—	(59)
3-month USD-LIBOR	2.757%	5/8/2045	1,500	(72)	—	(72)
6-month JPY-LIBOR	0.58295%	3/23/2046	¥2,000,000	1,173	—	1,173
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	(884)	—	(884)
3-month USD-LIBOR	2.1155%	5/13/2046	$2,400	212	—	212
					$—	$7,824

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,375,344,000, which represented 13.10% of the net assets of the fund.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Purchased on a TBA basis.
[4]	Coupon rate may change periodically.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $28,506,000, which represented .27% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

AUD = Australian dollars

EFFR = Federal Funds Effective Rate

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

G.O. = General Obligation

JPY/¥ = Japanese yen

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

USD/$ = U.S. dollars

TBA = To-be-announced

See Notes to Financial Statements

94	American Funds Insurance Series

Global Bond Fund

Summary investment portfolio June 30, 2017	unaudited

Bonds, notes & other debt instruments 87.58%	Principal amount (000)		Value (000)
Euros 12.89%
Belgium (Kingdom of), Series 77, 1.00% 2026		€12,900	$15,210
French Republic O.A.T. 1.85% 2027[1]		8,756	12,413
Germany (Federal Republic of) 0.10% 2026[1]		18,150	22,325
Germany (Federal Republic of) 0.50% 2026		13,000	15,087
Germany (Federal Republic of) 2.50% 2046		24,695	36,813
Germany (Federal Republic of) 0.10%–6.25% 2023–2040[1]		3,423	5,560
Hungary 3.88%–6.00% 2019–2020		2,200	2,753
Italy (Republic of) 1.45% 2022		10,575	12,359
Portuguese Government 2.875% 2026		4,200	4,832
Portuguese Republic 2.20% 2022		10,300	12,305
Portuguese Republic 4.125% 2027		32,040	39,996
Spain (Kingdom of) 1.30% 2026		13,400	15,174
Other securities			114,201
			309,028

Japanese yen 9.13%
Japan, Series 326, 0.70% 2022		¥1,935,000	17,908
Japan, Series 18, 0.10% 2024[1]		4,704,210	43,384
Japan, Series 19, 0.10% 2024[1]		2,672,325	24,764
Japan, Series 344, 0.10% 2026		1,355,000	12,095
Japan, Series 116, 2.20% 2030		1,735,000	19,271
Japan, Series 145, 1.70% 2033		2,005,000	21,481
Japan, Series 42, 1.70% 2044		2,045,000	22,240
Japan 0.10%–2.30% 2022–2035[1]		6,040,270	57,615
			218,758

Polish zloty 4.50%
Poland (Republic of), Series 1017, 5.25% 2017	PLN	54,472	14,873
Poland (Republic of), Series 0420, 1.50% 2020		124,425	33,073
Poland (Republic of), Series 1021, 5.75% 2021		50,980	15,611
Poland (Republic of), Series 0922, 5.75% 2022		46,600	14,430
Poland (Republic of) 2.00%–5.25% 2020–2025		106,690	29,851
			107,838

Mexican pesos 3.43%
United Mexican States, Series M, 6.50% 2021	MXN	793,300	43,585
United Mexican States, Series M20, 10.00% 2024		209,500	13,764
United Mexican States 4.00%–10.00% 2017–2042[1]		435,052	24,797
			82,146

Indian rupees 2.44%
India (Republic of) 7.80% 2021	INR	1,087,600	17,504
India (Republic of) 8.83% 2023		1,284,200	21,947
India (Republic of) 6.97%–7.88% 2023–2030		1,173,470	18,929
			58,380

Malaysian ringgits 2.10%
Malaysia (Federation of) 3.58%–4.50% 2018–2030	MYR	216,165	50,426

British pounds 1.76%
United Kingdom 3.25% 2044		£9,000	14,977
United Kingdom 1.50%–3.50% 2023–2045		16,630	24,011
Other securities			3,150
			42,138

Norwegian kroner 1.69%
Norway (Kingdom of) 3.75% 2021	NKr	305,750	40,554

American Funds Insurance Series	95

Global Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Australian dollars 1.69%
Australia (Commonwealth of), Series 124, 5.75% 2021	A$	27,800	$24,290
Australia (Commonwealth of), Series 128, 5.75% 2022		13,650	12,267
Australia (Commonwealth of), Series 138, 3.25% 2029		4,250	3,433
Other securities			388
			40,378

Colombian pesos 1.22%
Colombia (Republic of), Series B, 7.00% 2022	COP	35,100,000	12,099
Colombia (Republic of), Series B, 7.50% 2026		41,451,000	14,599
Colombia (Republic of), Series B, 6.00% 2028		8,306,600	2,612
			29,310

Danish kroner 1.07%
Other securities			25,593

Turkish lira 1.02%
Turkey (Republic of) 9.20% 2021	TRY	47,700	12,995
Turkey (Republic of) 10.50%–11.00% 2020–2022		39,700	11,436
			24,431

Israeli shekels 0.82%
Israel (State of) 5.50% 2042	ILS	29,300	11,699
Other securities			8,055
			19,754

Chilean pesos 0.82%
Chile (Banco Central de) 4.50% 2021	CLP	12,705,000	19,736

Canadian dollars 0.61%
Canada 2.25% 2025	C$	18,050	14,534

Hungarian forints 0.53%
Hungary 2.00%–6.50% 2019–2025	HUF	3,145,600	12,713

U.S. dollars 40.21%
Hungary 4.00%–6.25% 2019–2024		$8,070	8,684
Turkey (Republic of) 6.25%–6.75% 2022–2040		2,090	2,282
U.S. Treasury 1.125% 2021[2]		43,160	42,282
U.S. Treasury 2.25% 2025		15,750	15,757
U.S. Treasury 2.00% 2026		55,335	53,973
U.S. Treasury 2.25% 2046		13,950	12,302
U.S. Treasury 2.875% 2046		15,925	16,038
U.S. Treasury 3.00% 2047		16,225	16,771
U.S. Treasury 1.13%–3.00% 2019–2045		74,590	74,673
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]		40,717	40,538
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]		32,720	33,214
U.S. Treasury Inflation-Protected Security 1.00% 2046[1]		24,353	24,371
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2024–2045[1]		46,201	46,484
United Mexican States 4.75% 2044		3,200	3,211
Other securities			573,204
			963,784

Other 1.65%
Other securities			39,430

Total bonds, notes & other debt instruments (cost: $2,077,893,000)			2,098,931

96	American Funds Insurance Series

Global Bond Fund

Convertible stocks 0.04%	Shares	Value (000)
U.S. dollars 0.00%
Other securities		$143

Miscellaneous 0.04%
Other convertible stocks in initial period of acquisition		909

Total convertible stocks (cost: $1,202,000)		1,052

Common stocks 0.04%
U.S. dollars 0.04%
Other securities		1,000

Total common stocks (cost: $3,941,000)		1,000

Short-term securities 12.92%	Principal amount (000)
CPPIB Capital Inc. 1.16% due 7/18/2017[3]	$20,000	19,989
Federal Home Loan Bank 1.02%–1.08% due 8/23/2017–10/16/2017	40,000	39,922
Japanese Treasury Discount Bills (0.16)% due 5/21/2018	¥15,300,000	136,144
John Deere Financial Inc. 1.05% due 7/6/2017[3]	$25,000	24,995
Liberty Street Funding Corp. 1.28% due 9/18/2017[3]	15,000	14,958
Mizuho Bank, Ltd. 1.19% due 7/27/2017[3]	20,000	19,982
Unilever Capital Corp. 1.10% due 7/24/2017[3]	29,800	29,778
Other securities		23,940

Total short-term securities (cost: $309,095,000)		309,708
Total investment securities 100.58% (cost: $2,392,131,000)		2,410,691
Other assets less liabilities (0.58)%		(14,015)

Net assets 100.00%		$2,396,676

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $2,143,000, which represented .09% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $7,941,000, which represented .33% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $4,289,000, an aggregate cost of $5,384,000, and which represented .18% of the net assets of the fund) were acquired from 3/10/2010 to 3/6/2017 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[4] (000)	Value at 6/30/2017[5] (000)	Unrealized (depreciation) appreciation at 6/30/2017 (000)
10 Year Ultra U.S. Treasury Note Futures	Long	89	September 2017	$8,900	$11,998	$(32)
30 Year Ultra U.S. Treasury Bond Futures	Long	85	September 2017	8,500	14,099	192
10 Year U.S. Treasury Note Futures	Long	82	September 2017	8,200	10,294	(25)
5 Year U.S. Treasury Note Futures	Long	549	October 2017	54,900	64,692	(143)
90 Day Euro Dollar Futures	Short	220	March 2018	(55,000)	(54,142)	24
						$16

American Funds Insurance Series	97

Global Bond Fund

Forward currency contracts

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases	Sales			at 6/30/2017
(000)	(000)	Counterparty	Settlement date	(000)
USD4,775	PLN17,827	JPMorgan Chase	7/7/2017	$(36)
SEK123,798	USD14,284	Citibank	7/10/2017	419
NOK93,000	USD10,999	Bank of America, N.A.	7/10/2017	143
USD16,422	MYR70,000	JPMorgan Chase	7/10/2017	123
USD20,237	INR1,308,300	JPMorgan Chase	7/10/2017	24
USD7,734	INR500,000	JPMorgan Chase	7/10/2017	9
USD12,581	MXN230,400	Bank of America, N.A.	7/10/2017	(93)
GBP5,907	AUD10,150	UBS AG	7/10/2017	(104)
USD15,633	MXN286,625	Goldman Sachs	7/10/2017	(134)
USD15,606	MXN286,625	Bank of America, N.A.	7/10/2017	(161)
JPY935,361	USD8,575	HSBC Bank	7/10/2017	(255)
EUR15,020	PLN63,358	UBS AG	7/11/2017	69
USD4,069	THB138,500	Bank of America, N.A.	7/11/2017	(8)
USD4,229	AUD5,600	JPMorgan Chase	7/11/2017	(74)
JPY391,780	USD3,584	JPMorgan Chase	7/11/2017	(99)
USD9,013	ILS31,900	JPMorgan Chase	7/11/2017	(136)
EUR17,250	USD18,995	UBS AG	7/12/2017	720
SEK60,114	USD6,908	Barclays Bank PLC	7/12/2017	232
EUR19,534	PLN82,342	HSBC Bank	7/12/2017	106
NOK46,831	USD5,513	Barclays Bank PLC	7/12/2017	97
EUR5,840	GBP5,090	Goldman Sachs	7/13/2017	42
USD2,024	BRL6,700	Citibank	7/14/2017	8
USD4,732	MXN87,000	Bank of America, N.A.	7/14/2017	(51)
USD6,220	MXN116,370	HSBC Bank	7/14/2017	(177)
USD4,823	INR310,000	JPMorgan Chase	7/17/2017	39
USD5,125	AUD6,800	Bank of America, N.A.	7/17/2017	(101)
JPY3,321,365	USD30,215	JPMorgan Chase	7/18/2017	(661)
JPY3,567,358	USD32,460	Bank of America, N.A.	7/18/2017	(717)
EUR5,283	USD5,900	Citibank	7/19/2017	141
JPY414,706	USD3,801	HSBC Bank	7/19/2017	(110)
USD12,768	AUD16,760	Citibank	7/19/2017	(111)
JPY726,285	USD6,655	JPMorgan Chase	7/19/2017	(193)
EUR5,244	USD5,857	UBS AG	7/20/2017	139
USD3,045	BRL10,100	HSBC Bank	7/20/2017	10
JPY351,002	USD3,164	Citibank	7/20/2017	(40)
GBP5,633	USD7,117	JPMorgan Chase	7/24/2017	226
EUR5,084	USD5,666	Goldman Sachs	7/24/2017	149
EUR18,255	NOK174,000	UBS AG	7/24/2017	25
USD6,827	ZAR89,650	JPMorgan Chase	7/24/2017	4
USD2,980	ZAR39,200	UBS AG	7/24/2017	(3)
EUR4,253	GBP3,750	HSBC Bank	7/24/2017	(24)
USD13,597	MYR58,750	JPMorgan Chase	7/24/2017	(74)
USD6,037	ILS21,303	Bank of America, N.A.	7/24/2017	(76)
USD7,728	AUD10,200	UBS AG	7/24/2017	(109)
JPY1,976,140	USD17,751	HSBC Bank	7/24/2017	(162)
EUR6,645	USD7,490	Bank of America, N.A.	7/25/2017	111
GBP5,792	EUR6,700	JPMorgan Chase	7/25/2017	(112)
JPY445,496	USD4,000	Goldman Sachs	7/27/2017	(34)
JPY835,989	USD7,521	Bank of America, N.A.	7/27/2017	(79)
USD5,808	AUD7,700	Bank of America, N.A.	7/27/2017	(108)
USD7,542	AUD10,000	Bank of America, N.A.	7/27/2017	(141)
JPY1,698,519	USD15,271	Citibank	7/27/2017	(151)
EUR5,439	USD6,100	Citibank	7/28/2017	122
SEK172,682	USD20,325	Goldman Sachs	8/3/2017	214
EUR14,702	USD16,481	JPMorgan Chase	8/4/2017	343
GBP25,426	EUR28,875	Bank of America, N.A.	8/4/2017	112
JPY1,655,674	USD14,857	UBS AG	8/4/2017	(113)

98	American Funds Insurance Series

Global Bond Fund

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases	Sales		Settlement	at 6/30/2017
(000)	(000)	Counterparty	date	(000)
NOK31,682	DKK24,600	Citibank	8/9/2017	$11
JPY392,473	USD3,596	Citibank	8/9/2017	(101)
NOK70,523	CHF8,000	Bank of America, N.A.	8/10/2017	89
USD5,959	NZD8,200	Citibank	8/10/2017	(45)
USD9,203	CAD12,000	Goldman Sachs	8/10/2017	(57)
JPY1,310,000	USD11,894	HSBC Bank	8/14/2017	(224)
USD11,444	CNH80,000	Citibank	8/14/2017	(314)
SEK30,059	USD3,464	Barclays Bank PLC	8/17/2017	114
JPY846,335	USD7,628	HSBC Bank	8/23/2017	(85)
USD138,524	JPY15,300,000	Citibank	5/21/2018	255
				$(1,177)

Swap contracts

Interest rate swaps

							Unrealized
						Upfront	(depreciation)
					Value at	payments/	appreciation
		Expiration	Notional		6/30/2017	receipts	at 6/30/2017
Receive	Pay	date	(000)		(000)	(000)	(000)
U.S. EFFR	1.299%	1/31/2018		$450,000	$(14)	$—	$(14)
1.707%	3-month USD-LIBOR	3/16/2019		12,000	29	—	29
1.6505%	3-month USD-LIBOR	3/21/2019		85,000	122	—	123
1.36%	6-month NOK-NIBOR	12/19/2019	NKr	250,000	128	—	128
1.572%	3-month USD-LIBOR	9/16/2020		$10,000	(60)	—	(60)
6.775%	28-day MXN-TIIE	6/20/2022	MXN	280,000	(16)	—	(16)
6.73%	28-day MXN-TIIE	6/20/2022		340,000	(56)	—	(56)
6-month HUF-BUBOR	2.58%	3/31/2027	HUF	2,540,000	(276)	—	(276)
3-month USD-LIBOR	2.52611%	11/24/2045		$17,400	6	—	6
3-month USD-LIBOR	2.535%	11/24/2045		1,100	(2)	—	(2)
3-month USD-LIBOR	2.556%	11/27/2045		10,000	(60)	—	(60)
3-month USD-LIBOR	2.354%	1/29/2046		6,000	221	—	221
3-month USD-LIBOR	2.116%	4/15/2046		2,250	198	—	198
3-month USD-LIBOR	1.909%	10/11/2046		5,750	771	—	771
3-month USD-LIBOR	2.699%	1/31/2047		2,800	(104)	—	(104)
3-month USD-LIBOR	2.659%	2/8/2047		6,000	(170)	—	(170)
3-month USD-LIBOR	2.696%	3/7/2047		4,500	(165)	—	(165)
6-month EURIBOR	1.4162%	3/8/2047		€4,400	150	—	150
6-month EURIBOR	1.4247%	4/28/2047		2,500	80	—	80
						$—	$783

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	A portion of this security was pledged as collateral. The total value of pledged collateral was $14,439,000, which represented .60% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $283,746,000, which represented 11.84% of the net assets of the fund.
[4]	Notional amount is calculated based on the number of contracts and notional contract size.
[5]	Value is calculated based on the notional amount and current market price.

American Funds Insurance Series	99

Global Bond Fund

Key to abbreviations and symbols

AUD/A$ = Australian dollars

BRL = Brazilian reais

BUBOR = Budapest Interbank Offered Rate

CAD/C$ = Canadian dollars

CHF = Swiss francs

CLP = Chilean pesos

CNH = Chinese yuan renminbi

COP = Colombian pesos

DKK = Danish kroner

EFFR = Federal Funds Effective Rate

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP/£ = British pounds

HUF = Hungarian forints

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NIBOR = Norwegian Interbank Offered Rate

NOK/NKr = Norwegian kroner

NZD = New Zealand dollars

PLN = Polish zloty

SEK = Swedish kronor

THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate

TRY = Turkish lira

USD/$ = U.S. dollars

ZAR = South African rand

See Notes to Financial Statements

100	American Funds Insurance Series

High-Income Bond Fund

Summary investment portfolio June 30, 2017	unaudited

Bonds, notes & other debt instruments 93.24%	Principal amount (000)	Value (000)
Corporate bonds & notes 92.32%
Energy 17.72%
American Energy (Permian Basin) 7.125% 2020[1]	$8,045	$6,677
Blackstone CQP Holdco LP, 6.50% 2021[1,2]	24,675	24,811
Cheniere Energy, Inc. 5.13%–7.00% 2024–2027[1]	2,810	2,941
Chesapeake Energy Corp. 8.00% 2025[1]	7,550	7,503
Chesapeake Energy Corp. 4.41%–8.00% 2019–2027[1,3]	14,253	14,042
CONSOL Energy Inc. 5.875% 2022	12,599	12,442
NGL Energy Partners LP 6.875% 2021	6,640	6,623
Southwestern Energy Co. 4.10% 2022	7,605	7,125
Sunoco LP 6.25% 2021	5,950	6,233
Teekay Corp. 8.50% 2020	11,168	10,233
Weatherford International PLC 6.75% 2040	7,980	6,903
Weatherford International PLC 4.50%–9.88% 2021–2042[1]	13,125	12,038
Other securities		161,409
		278,980

Health care 13.08%
Centene Corp. 4.75% 2022	7,715	8,091
Centene Corp. 4.75%–6.13% 2021–2025	9,130	9,574
Kinetic Concepts, Inc. 12.50% 2021[1]	7,813	8,829
Molina Healthcare, Inc. 5.375% 2022	9,615	10,228
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)[3,4,5,6,7]	6,351	6,222
Tenet Healthcare Corp. 4.38%–7.00% 2021–2025[1]	11,832	11,934
Tenet Healthcare Corp., First Lien 4.50%–6.00% 2020–2021	11,515	12,114
VPI Escrow Corp. 6.375% 2020[1]	9,690	9,436
VPI Escrow Corp. 5.625% 2021[1]	1,175	1,066
VPI Escrow Corp. 6.50%–7.50% 2021–2024[1]	6,615	6,756
VRX Escrow Corp. 6.125% 2025[1]	18,995	16,146
VRX Escrow Corp. 5.38%–7.25% 2020–2023[1]	10,960	9,947
Other securities		95,614
		205,957

Consumer discretionary 12.04%
Cablevision Systems Corp. 6.75% 2021	5,875	6,521
Cablevision Systems Corp. 5.50%–7.75% 2018–2027[1]	1,575	1,662
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	10,620	11,390
CCO Holdings LLC and CCO Holdings Capital Corp. 4.91%–5.88% 2024–2027[1]	8,625	9,082
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	12,713	12,697
iHeartCommunications, Inc. 9.00% 2019	9,685	7,639
Petsmart, Inc. 5.875% 2025[1]	7,365	7,135
Petsmart, Inc. 7.13%–8.88% 2023–2025[1]	10,625	9,614
Petsmart Inc., Term Loan B-2, (3-month USD-LIBOR + 3.00%) 4.22% 2022[3,4,5]	3,444	3,207
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[1]	6,525	6,880
Wynn Macau, Ltd. 5.25% 2021[1]	7,275	7,475
Other securities		106,178
		189,480

Materials 11.98%
ArcelorMittal 7.50% 2041	9,555	10,582
Cliffs Natural Resources Inc. 8.25% 2020[1]	7,865	8,612
Cliffs Natural Resources Inc. 5.75% 2025[1]	11,950	11,323
Cliffs Natural Resources Inc. 6.25% 2040	825	627
First Quantum Minerals Ltd. 7.00% 2021[1]	10,813	11,137
First Quantum Minerals Ltd. 7.50% 2025[1]	11,625	11,422
First Quantum Minerals Ltd. 7.25% 2022–2023[1]	3,575	3,629
FMG Resources 9.75% 2022[1]	7,555	8,641
Ryerson Inc. 11.00% 2022[1]	6,901	7,824
Other securities		114,730
		188,527

American Funds Insurance Series	101

High-Income Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Telecommunication services 11.33%
Altice NV 5.50%–7.50% 2022–2026[1]	$4,385	$4,694
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	5,267	5,386
Frontier Communications Corp. 10.50% 2022	6,780	6,483
Frontier Communications Corp. 8.50%–11.00% 2020–2025	12,912	12,786
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 9.85% 2020 (100% PIK)[3,4,5,7]	19,138	18,414
Neptune Finco Corp. (Altice NV) 6.63%–10.13% 2023–2025[1]	4,450	5,022
Numericable Group SA 6.00%–7.38% 2022–2026[1]	5,365	5,760
SoftBank Group Corp. 4.50% 2020[1]	6,225	6,487
Sprint Corp. 11.50% 2021	5,355	6,881
Sprint Corp. 6.875% 2028	5,650	6,294
Sprint Nextel Corp. 7.13%–7.88% 2021–2024	8,320	9,421
Wind Acquisition SA 7.375% 2021[1]	13,300	13,840
Windstream Holdings, Inc. 7.75% 2021	8,225	7,773
Other securities		69,087
		178,328

Information technology 7.69%
BMC Software, Inc. 8.125% 2021[1]	8,390	8,728
Gogo Inc. 12.50% 2022[1]	7,850	8,959
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.420% 2024[3,4,5]	7,870	8,172
Solera Holdings, Inc. 10.50% 2024[1]	6,075	7,009
Unisys Corp. 10.75% 2022[1]	7,325	8,057
Other securities		80,102
		121,027

Industrials 7.08%
Associated Materials, LLC 9.00% 2024[1]	8,700	9,309
Corporate Risk Holdings LLC 9.50% 2019[1]	12,782	13,613
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[1,6,7]	1,307	1,399
DAE Aviation Holdings, Inc. 10.00% 2023[1]	6,625	7,370
Other securities		79,785
		111,476

Utilities 3.70%
AES Corp. 4.88%–8.00% 2020–2026[1]	19,325	20,979
Other securities		37,244
		58,223

Financials 3.54%
CIT Group Inc. 3.875% 2019	9,335	9,592
Other securities		46,101
		55,693

Real estate 2.10%
Iron Mountain Inc. 5.75% 2024	5,975	6,124
Other securities		26,965
		33,089

Consumer staples 2.02%
Other securities		31,758

Municipals 0.04%
Other securities		594

Total corporate bonds & notes		1,453,132

102	American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Other bonds & notes 0.92%
U.S. Treasury 1.25% 2019[8]	$10,000	$9,978
Other securities		4,489
		14,467

Total bonds, notes & other debt instruments (cost: $1,442,832,000)		1,467,599

Convertible bonds 0.37%
Consumer discretionary 0.11%
Other securities		1,747

Miscellaneous 0.26%
Other convertible bonds in initial period of acquisition		4,092

Total convertible bonds (cost: $5,452,000)		5,839

Convertible stocks 1.07%	Shares
Telecommunication services 0.02%
Frontier Communications Corp., Series A, convertible preferred	10,000	294

Other 0.29%
Other securities		4,581

Miscellaneous 0.76%
Other convertible stocks in initial period of acquisition		11,953

Total convertible stocks (cost: $20,794,000)		16,828

Common stocks 0.80%
Information technology 0.22%
Corporate Risk Holdings I, Inc.[6,9]	218,504	3,402
Other securities		—
		3,402

Other 0.45%
Other securities		7,219

Miscellaneous 0.13%
Other common stocks in initial period of acquisition		1,986

Total common stocks (cost: $38,036,000)		12,607

Rights & warrants 0.00%
Utilities 0.00%
Other securities		46

Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		—

Total rights & warrants (cost: $65,000)		46

American Funds Insurance Series	103

High-Income Bond Fund

Short-term securities 3.95%	Principal amount (000)	Value (000)
ExxonMobil Corp. 1.10% due 7/10/2017	$19,700	$19,694
Federal Home Loan Bank 0.85% due 7/14/2017	10,000	9,998
General Electric Co. 1.08% due 7/3/2017	32,400	32,398

Total short-term securities (cost: $62,090,000)		62,090
Total investment securities 99.43% (cost: $1,569,269,000)		1,565,009
Other assets less liabilities 0.57%		8,949

Net assets 100.00%		$1,573,958

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
3-month USD-LIBOR	2.0745%	11/21/2026	$18,600	$267	$—	$267
3-month USD-LIBOR	2.2825%	4/13/2027	10,700	(21)	—	(21)
					$—	$246

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments (000)	Unrealized appreciation at 6/30/2017 (000)
CDX.NA.HY.28	5.00%/Quarterly	6/20/2022	$62,600	$(4,318)	$(4,467)	$149

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $758,939,000, which represented 48.22% of the net assets of the fund.
[2]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the next page.
[3]	Coupon rate may change periodically.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $107,360,000, which represented 6.82% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $32,053,000, which represented 2.04% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	A portion of this security was pledged as collateral. The total value of pledged collateral was $3,469,000, which represented .22% of the net assets of the fund.
[9]	Security did not produce income during the last 12 months.

104	American Funds Insurance Series

High-Income Bond Fund

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$24,675	$24,811	1.58%
Other securities	3/10/2010-8/22/2014	13,197	4,239	.26
Total private placement securities		$37,872	$29,050	1.84%

Key to abbreviations and symbol

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series	105

Mortgage Fund
Summary investment portfolio June 30, 2017	unaudited

Bonds, notes & other debt instruments 97.67%	Principal amount (000)	Value (000)
Mortgage-backed obligations 62.02%
Federal agency mortgage-backed obligations 54.82%
Fannie Mae 4.00% 2036[1]	$5,460	$5,803
Fannie Mae 4.00% 2047[1]	10,353	10,891
Fannie Mae 4.00% 2047[1]	3,985	4,192
Fannie Mae 4.00%–5.00% 2036–2047[1,2]	2,523	2,660
Freddie Mac 5.00% 2034[1]	1,816	1,991
Freddie Mac 4.00% 2036[1]	6,443	6,851
Freddie Mac 4.00% 2036[1]	1,107	1,169
Freddie Mac 3.50% 2045[1]	10,635	11,016
Freddie Mac 4.00% 2047[1,2]	47,854	50,232
Freddie Mac 4.00% 2047[1]	10,000	10,528
Freddie Mac 4.00% 2047[1]	9,969	10,501
Freddie Mac 4.50% 2047[1,2]	3,700	3,963
Freddie Mac Pool #760014 2.981% 2045[1,3]	3,309	3,405
Government National Mortgage Assn. 3.75% 2034[1]	1,438	1,510
Government National Mortgage Assn. 5.50% 2040[1]	2,558	2,862
Government National Mortgage Assn. 5.00% 2041[1]	1,445	1,552
Government National Mortgage Assn. 3.50% 2043[1]	2,588	2,703
Government National Mortgage Assn. 3.50% 2043[1]	1,978	2,064
Government National Mortgage Assn. 3.50% 2043[1]	1,942	2,013
Government National Mortgage Assn. 4.25% 2044[1]	1,782	1,905
Government National Mortgage Assn. 4.00% 2046[1]	1,608	1,668
Government National Mortgage Assn. 4.00% 2047[1]	13,380	14,098
Government National Mortgage Assn. 4.00% 2047[1]	4,972	5,248
Government National Mortgage Assn. 4.50% 2047[1]	5,152	5,484
Government National Mortgage Assn. 4.737% 2065[1]	1,995	2,102
Government National Mortgage Assn. 4.62% 2066[1]	2,037	2,184
Government National Mortgage Assn. 3.50%–6.50% 2038–2066[1]	12,773	13,366
Seasoned Credit Risk Transfer, Series 2017-1, Class HA, 2.00% 2056[1]	1,571	1,574
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	4,727	4,793
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	799	820
		189,148

Collateralized mortgage-backed (privately originated) 3.76%
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A1, (1-month USD-LIBOR + 0.85%) 1.967% 2019[1,3,4]	1,620	1,621
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[1,3,4]	2,636	2,663
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[1,3,4]	2,520	2,556
Other securities		6,137
		12,977

Other mortgage-backed securities 3.15%
Freddie Mac, Series KJ02, Class A2, multifamily 2.597% 2020[1]	4,502	4,588
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,3]	4,722	4,955
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,3]	1,250	1,313
		10,856

Commercial mortgage-backed securities 0.29%
Other securities		995

Total mortgage-backed obligations		213,976

Federal agency bonds & notes 18.37%
Fannie Mae 1.875% 2022	3,000	2,996
Fannie Mae 2.00% 2022	40,000	40,203
Federal Home Loan Bank 1.375% 2021	3,000	2,966
Federal Home Loan Bank 1.875% 2021	10,000	10,034
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,184
		63,383

106	American Funds Insurance Series

Mortgage Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 11.90%
U.S. Treasury inflation-protected securities 8.79%
U.S. Treasury Inflation-Protected Security 0.375% 2025[5,6]	$10,516	$10,449
U.S. Treasury Inflation-Protected Security 0.625% 2026[5,6]	4,497	4,529
U.S. Treasury Inflation-Protected Security 2.125% 2041[6]	123	153
U.S. Treasury Inflation-Protected Security 0.75% 2042[6]	6,963	6,641
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	7,842	8,549
		30,321

U.S. Treasury 3.11%
U.S. Treasury 1.875% 2022	9,000	8,999
U.S. Treasury 1.50%–2.13% 2020–2022	1,744	1,755
		10,754

Total U.S. Treasury bonds & notes		41,075

Asset-backed obligations 5.32%
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,4]	1,823	1,814
Other securities		16,529
		18,343

Corporate bonds & notes 0.06%
Financials 0.06%
Other securities		214

Total bonds, notes & other debt instruments (cost: $335,741,000)		336,991

Short-term securities 18.17%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.37% due 11/16/2017	5,000	4,974
Coca-Cola Co. 1.22% due 12/6/2017[4]	10,000	9,945
Federal Home Loan Bank 1.00%–1.03% due 10/20/2017–11/10/2017	15,679	15,621
Freddie Mac 1.02% due 11/20/2017	3,750	3,734
General Electric Co. 1.08% due 7/3/2017	8,800	8,799
John Deere Canada ULC 1.16% due 7/25/2017[4]	4,700	4,696
Mitsubishi UFJ Trust and Banking Corp. 1.35% due 11/16/2017[4]	5,000	4,974
Private Export Funding Corp. 1.26% due 11/17/2017[4]	5,000	4,975
Svenska Handelsbanken Inc. 1.28% due 11/29/2017[4]	5,000	4,972

Total short-term securities (cost: $62,695,000)		62,690
Total investment securities 115.84% (cost: $398,436,000)		399,681
Other assets less liabilities (15.84)%		(54,657)

Net assets 100.00%		$345,024

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,423,000, which represented .41% of the net assets of the fund.

American Funds Insurance Series	107

Mortgage Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 6/30/2017[8] (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
20 Year U.S. Treasury Bond Futures	Long	48	September 2017	$4,800	$7,377	$57
30 Year Ultra U.S. Treasury Bond Futures	Long	5	September 2017	500	830	11
10 Year Ultra U.S. Treasury Note Futures	Short	17	September 2017	(1,700)	(2,292)	16
5 Year U.S. Treasury Note Futures	Long	2,195	October 2017	219,500	258,650	(626)
30 Day Federal Funds Futures	Long	208	October 2017	86,667	85,629	(5)
						$(547)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
U.S. EFFR	1.1745%	11/1/2017	$1,000,000	$30	$—	$30
U.S. EFFR	1.17865%	11/1/2017	500,000	10	—	10
U.S. EFFR	1.2165%	11/1/2017	700,000	(14)	—	(14)
3-month USD-LIBOR	1.217%	9/22/2021	11,500	310	—	310
3-month USD-LIBOR	1.225%	9/22/2021	11,500	306	—	306
3-month USD-LIBOR	1.2796%	10/11/2021	14,500	361	—	361
3-month USD-LIBOR	2.24%	12/5/2026	10,500	3	—	3
3-month USD-LIBOR	2.27%	12/5/2026	8,500	(20)	—	(20)
3-month USD-LIBOR	3.34%	6/27/2044	3,500	(582)	—	(582)
3-month USD-LIBOR	3.206%	7/31/2044	2,000	(279)	—	(279)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(292)	—	(292)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(431)	—	(431)
3-month USD-LIBOR	2.5055%	1/9/2045	2,000	9	—	9
3-month USD-LIBOR	2.454%	1/15/2045	3,200	49	—	49
3-month USD-LIBOR	2.516%	10/20/2045	2,500	6	—	6
3-month USD-LIBOR	2.525%	10/20/2045	1,500	1	—	1
3-month USD-LIBOR	2.5315%	10/26/2045	4,000	(3)	—	(3)
3-month USD-LIBOR	2.52822%	11/23/2045	3,560	— [9]	—	— [9]
3-month USD-LIBOR	2.4835%	12/3/2045	2,000	19	—	19
3-month USD-LIBOR	2.59125%	12/16/2045	2,250	(30)	—	(30)
3-month USD-LIBOR	2.4095%	1/14/2046	1,500	38	—	38
3-month USD-LIBOR	2.33725%	2/1/2046	5,000	203	—	203
					$—	$(306)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $55,065,000, which represented 15.96% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $9,431,000, which represented 2.73% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
[9]	Amount less than one thousand.

108	American Funds Insurance Series

Mortgage Fund

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series	109

Ultra-Short Bond Fund
Investment portfolio June 30, 2017	unaudited

Short-term securities 100.11%	Principal amount (000)	Value (000)
Commercial paper 72.15%
Apple Inc. 1.08% due 8/3/2017[1]	$9,000	$8,991
Australia & New Zealand Banking Group, Ltd. 1.10% due 9/6/2017[1]	5,000	4,988
Bridgestone Americas, Inc. 1.05% due 7/11/2017[1]	8,500	8,497
CAFCO, LLC 1.28% due 10/3/2017[1]	10,000	9,968
Chariot Funding, LLC 1.18% due 7/18/2017[1]	10,000	9,994
Cisco Systems, Inc. 0.98% due 7/12/2017[1]	10,000	9,996
Emerson Electric Co. 1.08% due 8/1/2017[1]	5,500	5,495
ExxonMobil Corp. 1.14% due 9/11/2017	10,000	9,977
Fairway Finance Corp. 1.16% due 8/28/2017[1]	10,000	9,979
John Deere Canada ULC 1.12% due 7/10/2017[1]	8,300	8,297
KfW 0.95% due 7/5/2017[1]	10,000	9,999
Liberty Street Funding Corp. 1.28% due 9/18/2017[1]	10,000	9,972
Microsoft Corp. 0.97% due 7/17/2017[1]	10,000	9,995
Mizuho Bank, Ltd. 1.11% due 7/3/2017[1]	10,000	9,999
National Australia Bank Ltd. 1.14% due 7/24/2017[1]	11,400	11,391
Nestlé Finance International Ltd. 1.14% due 9/7/2017	8,000	7,982
Old Line Funding, LLC 1.02% due 7/17/2017[1]	10,000	9,994
Paccar Financial Corp. 1.12% due 7/28/2017	6,700	6,694
Pfizer Inc. 1.15% due 9/18/2017[1]	10,000	9,975
Prudential Funding, LLC 1.10% due 7/17/2017	10,000	9,995
Simon Property Group, L.P. 1.08% due 8/14/2017[1]	10,000	9,985
Sumitomo Mitsui Banking Corp. 1.15% due 8/1/2017[1]	12,900	12,886
Total Capital Canada Ltd. 1.05% due 8/15/2017[1]	10,000	9,985
United Parcel Service Inc. 1.08% due 7/5/2017[1]	9,000	8,999
		224,033

Federal agency discount notes 24.74%
Fannie Mae 0.80% due 7/17/2017	15,000	14,995
Federal Home Loan Bank 0.64%–0.90% due 7/7/2017–8/1/2017	35,700	35,682
Freddie Mac 0.82%–1.03% due 7/13/2017–11/10/2017	16,300	16,251
International Bank for Reconstruction and Development 0.86% due 7/13/2017	9,900	9,898
		76,826

U.S. Treasury bonds & notes 3.22%
U.S. Treasury Bills 0.90% due 8/24/2017	10,000	9,987

Total short-term securities (cost: $310,858,000)		310,846
Total investment securities 100.11% (cost: $310,858,000)		310,846
Other assets less liabilities (0.11)%		(347)

Net assets 100.00%		$310,499

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $189,386,000, which represented 60.99% of the net assets of the fund.

See Notes to Financial Statements

110	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund
Summary investment portfolio June 30, 2017	unaudited

Bonds, notes & other debt instruments 97.12%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 42.41%
U.S. Treasury 32.16%
U.S. Treasury 1.125% 2021	$31,950	$31,114
U.S. Treasury 1.375% 2021	20,000	19,786
U.S. Treasury 1.75% 2021[1]	40,540	40,437
U.S. Treasury 2.00% 2021	46,300	46,638
U.S. Treasury 2.00% 2021	44,350	44,745
U.S. Treasury 2.00% 2021	26,500	26,769
U.S. Treasury 2.125% 2021	23,450	23,774
U.S. Treasury 2.25% 2021	64,745	65,989
U.S. Treasury 2.25% 2021	38,000	38,752
U.S. Treasury 1.75% 2022	198,300	197,138
U.S. Treasury 1.875% 2022	63,000	62,995
U.S. Treasury 2.125% 2022	21,970	22,146
U.S. Treasury 1.50% 2023	26,020	25,333
U.S. Treasury 2.125% 2023	98,795	99,135
U.S. Treasury 2.00% 2024	30,000	29,741
U.S. Treasury 2.875% 2046	23,339	23,504
U.S. Treasury 3.00% 2047	32,660	33,760
U.S. Treasury 3.00% 2047	17,140	17,708
U.S. Treasury 0.75%–6.25% 2019–2030	76,561	77,973
		927,437

U.S. Treasury inflation-protected securities 10.25%
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	26,984	26,533
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	85,884	85,334
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	24,645	28,096
U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	32,896	32,337
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	21,306	20,320
U.S. Treasury Inflation-Protected Security 1.375% 2044[1,2]	68,930	75,144
U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2020–2047[2]	27,968	27,679
		295,443

Total U.S. Treasury bonds & notes		1,222,880

Mortgage-backed obligations 35.97%
Federal agency mortgage-backed obligations 35.32%
Fannie Mae 3.00% 2036[3]	30,230	30,707
Fannie Mae 4.00% 2036[3]	17,031	18,100
Fannie Mae 3.00% 2037[3]	19,307	19,612
Fannie Mae 3.00% 2046[3]	29,492	29,476
Fannie Mae 4.00% 2047[3,4]	56,000	58,760
Fannie Mae 4.00% 2047[3]	46,481	48,897
Fannie Mae 4.00% 2047[3]	25,000	26,300
Fannie Mae 4.50% 2047[3,4]	64,000	68,645
Fannie Mae 0%–9.47% 2017–2047[3,4,5]	77,529	81,587
Freddie Mac 3.50% 2046[3]	57,957	59,791
Freddie Mac 4.00% 2047[3,4]	84,742	88,953
Freddie Mac 4.00% 2047[3,4]	75,000	78,870
Freddie Mac 4.00% 2047[3]	58,200	61,273
Freddie Mac 0%–5.50% 2023–2045[3,5]	18,081	18,783
Government National Mortgage Assn. 4.50% 2045[3]	21,214	22,562
Government National Mortgage Assn. 4.00% 2047[3]	87,804	92,676
Government National Mortgage Assn. 4.00% 2047[3]	26,264	27,675
Government National Mortgage Assn. 4.50% 2047[3]	24,310	25,876
Government National Mortgage Assn. 1.68%–6.64% 2034–2065[3,5]	119,472	125,833
Other securities		34,048
		1,018,424

American Funds Insurance Series	111

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Other mortgage-backed securities 0.65%
Fannie Mae 2.72%–3.50% 2022–2024[3,5]	$10,225	$10,676
Freddie Mac 1.38%–3.32% 2020–2023[3,5]	8,050	8,102
		18,778

Total mortgage-backed obligations		1,037,202

Federal agency bonds & notes 18.74%
Fannie Mae 1.25%–7.13% 2019–2030	31,400	33,110
Federal Home Loan Bank 1.75% 2018	74,000	74,372
Federal Home Loan Bank 3.375% 2023	16,715	17,929
Federal Home Loan Bank 5.50% 2036	600	814
Freddie Mac 3.75% 2019	12,750	13,265
Private Export Funding Corp. 1.45%–3.55% 2019–2024	28,840	29,342
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	35,440
Tennessee Valley Authority 2.88%–5.88% 2027–2060	14,330	15,785
TVA Southaven 3.846% 2033[3]	1,466	1,489
U.S. Department of Housing and Urban Development 0.93%–3.70% 2017–2034	91,632	93,759
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,750	19,935
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	90,310
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	44,236
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	45,198
United States Agency for International Development, Morocco (Kingdom of) 7.55% 2026[3]	3,760	4,540
United States Agency for International Development, State of Iraq, 2.149% 2022	6,670	6,693
United States Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	2,940
United States Agency for International Development, Ukraine 1.47%–1.84% 2019–2021	5,855	5,783
Other securities		5,208
		540,148

Total bonds, notes & other debt instruments (cost: $2,789,296,000)		2,800,230

Short-term securities 7.09%
Bank of Montreal 1.30% due 11/22/2017	40,000	39,995
General Electric Co. 1.08% due 7/3/2017	35,000	34,997
U.S. Treasury Bills 1.09% due 12/7/2017	90,000	89,580
Other securities		39,973

Total short-term securities (cost: $204,540,000)		204,545
Total investment securities 104.21% (cost: $2,993,836,000)		3,004,775
Other assets less liabilities (4.21)%		(121,503)

Net assets 100.00%		$2,883,272

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $25,458,000, which represented .88% of the net assets of the fund) which were acquired in transactions exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

112	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[6] (000)	Value at 6/30/2017[7] (000)	Unrealized (depreciation) appreciation at 6/30/2017 (000)
10 Year U.S. Treasury Note Futures	Long	1,141	September 2017	$114,100	$143,231	$(1,183)
10 Year Ultra U.S. Treasury Note Futures	Long	179	September 2017	17,900	24,131	(65)
20 Year U.S. Treasury Bond Futures	Short	3	September 2017	(300)	(461)	8
30 Year Ultra U.S. Treasury Bond Futures	Short	115	September 2017	(11,500)	(19,076)	183
5 Year U.S. Treasury Note Futures	Long	14,313	October 2017	1,431,300	1,686,586	(4,366)
2 Year U.S. Treasury Note Futures	Long	700	October 2017	140,000	151,277	(243)
30 Day Federal Funds Futures	Long	1,013	October 2017	422,084	417,031	(23)
90 Day Euro Dollar Futures	Short	1,175	September 2018	(293,750)	(288,727)	(487)
90 Day Euro Dollar Futures	Short	625	December 2018	(156,250)	(153,438)	(321)
						$(6,497)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
U.S. EFFR	1.1745%	11/1/2017	$7,246,700	$217	$—	$217
U.S. EFFR	1.17865%	11/1/2017	3,623,300	72	—	72
U.S. EFFR	1.19125%	11/1/2017	3,075,000	31	—	31
U.S. EFFR	1.201%	11/1/2017	1,565,000	—	—	—
U.S. EFFR	1.19875%	11/1/2017	1,565,000	—	—	—
U.S. EFFR	1.211%	11/1/2017	1,940,000	(39)	—	(39)
U.S. EFFR	1.2165%	11/1/2017	4,800,000	(96)	—	(96)
1.6715%	3-month USD-LIBOR	3/17/2019	223,000	408	—	408
1.654%	3-month USD-LIBOR	3/20/2019	222,000	333	—	333
1.329%	U.S. EFFR	3/27/2019	131,000	(127)	—	(127)
1.32625%	U.S. EFFR	4/5/2019	68,800	(74)	—	(74)
1.34875%	U.S. EFFR	4/5/2019	120,000	(83)	—	(83)
3-month USD-LIBOR	1.5165%	4/19/2019	130,000	146	—	146
3-month USD-LIBOR	1.504%	6/8/2019	60,500	105	—	105
3-month USD-LIBOR	1.5055%	6/8/2019	60,500	103	—	103
1.337%	U.S. EFFR	6/8/2019	121,000	(169)	—	(169)
3-month USD-LIBOR	1.5395%	6/12/2019	60,500	66	—	66
1.367%	U.S. EFFR	6/12/2019	60,500	(51)	—	(51)
3-month USD-LIBOR	1.553%	6/14/2019	60,500	53	—	53
1.37%	U.S. EFFR	6/14/2019	60,500	(48)	—	(48)
3-month USD-LIBOR	1.555%	6/21/2019	60,500	59	—	59
1.362%	U.S. EFFR	6/21/2019	60,500	(60)	—	(60)
3-month USD-LIBOR	1.5445%	6/28/2019	60,500	77	—	77
1.351%	U.S. EFFR	6/28/2019	60,500	(77)	—	(77)
1.9425%	3-month USD-LIBOR	3/17/2020	165,000	1,044	—	1,044
3-month USD-LIBOR	1.217%	9/22/2021	60,000	1,616	—	1,616
3-month USD-LIBOR	1.225%	9/22/2021	60,000	1,596	—	1,596
3-month USD-LIBOR	1.2255%	9/23/2021	5,000	133	—	133
3-month USD-LIBOR	1.9665%	2/2/2022	50,000	(120)	—	(120)
3-month USD-LIBOR	2.01215%	2/2/2022	119,000	(524)	—	(524)
3-month USD-LIBOR	2.0025%	2/7/2022	59,000	(233)	—	(233)
3-month USD-LIBOR	2.2175%	3/17/2022	52,000	(696)	—	(696)
3-month USD-LIBOR	1.8675%	4/19/2022	70,000	204	—	204
3-month USD-LIBOR	1.75918%	4/29/2022	58,000	466	—	466
2.80%	3-month USD-LIBOR	9/2/2022	280,000	2,576	—	2,576

American Funds Insurance Series	113

U.S. Government/AAA-Rated Securities Fund

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
2.75%	3-month USD-LIBOR	9/2/2022	$280,000	$2,316	$—	$2,316
3-month USD-LIBOR	2.74125%	11/22/2023	15,000	(617)	—	(617)
3-month USD-LIBOR	2.0815%	2/10/2024	28,700	(6)	—	(6)
3-month USD-LIBOR	2.0955%	2/10/2024	14,300	(15)	—	(15)
3-month USD-LIBOR	2.3875%	3/17/2024	160,700	(3,079)	—	(3,079)
3-month USD-LIBOR	1.798%	2/2/2026	35,000	1,121	—	1,121
3-month USD-LIBOR	2.24%	12/5/2026	55,100	16	—	16
3-month USD-LIBOR	2.27%	12/5/2026	44,900	(103)	—	(103)
2.579%	3-month USD-LIBOR	3/14/2027	53,000	1,518	—	1,518
2.333%	3-month USD-LIBOR	3/29/2027	42,000	278	—	278
3-month USD-LIBOR	2.97125%	9/2/2030	62,000	(1,920)	—	(1,920)
3-month USD-LIBOR	3.005%	9/2/2030	62,000	(2,098)	—	(2,098)
3-month USD-LIBOR	3.34%	6/27/2044	45,000	(7,477)	—	(7,477)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(2,230)	—	(2,230)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(2,333)	—	(2,333)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	(440)	—	(440)
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	50	—	50
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	14	—	14
3-month USD-LIBOR	2.7025%	9/10/2045	30,000	(1,105)	—	(1,105)
3-month USD-LIBOR	2.516%	10/20/2045	36,000	91	—	91
3-month USD-LIBOR	2.525%	10/20/2045	24,000	15	—	15
3-month USD-LIBOR	2.5315%	10/26/2045	10,000	(8)	—	(8)
3-month USD-LIBOR	2.52822%	11/23/2045	13,350	(1)	—	(1)
3-month USD-LIBOR	2.59125%	12/16/2045	9,000	(121)	—	(121)
3-month USD-LIBOR	1.768%	8/17/2046	8,200	1,344	—	1,344
3-month USD-LIBOR	2.3985%	6/9/2047	22,500	643	—	643
2.44345%	3-month USD-LIBOR	6/29/2047	21,000	(390)	—	(390)
					$—	$(7,629)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $69,299,000, which represented 2.40% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Notional amount is calculated based on the number of contracts and notional contract size.
[7]	Value is calculated based on the notional amount and current market price.

Key to abbreviations

EFFR = Federal Funds Effective Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

See Notes to Financial Statements

114	American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio June 30, 2017	unaudited

Growth funds 93.32%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,280,267	$229,881

Total growth funds (cost: $228,002,000)		229,881

Short-term securities 6.77%
Government Cash Management Fund	16,661,618	16,662

Total short-term securities (cost: $16,662,000)		16,662
Total investment securities 100.09% (cost: $244,664,000)		246,543
Other assets less liabilities (0.09)%		(216)

Net assets 100.00%		$246,327

Investment in affiliates

American Funds Insurance Series – Growth Fund, Class 1 is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2017, appear below.

Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 6/30/2017 (000)
2,821,842	603,955	145,530	3,280,267	$(574)	$8,123	$365	$229,881

See Notes to Financial Statements

American Funds Insurance Series	115

Managed Risk International Fund

Investment portfolio June 30, 2017	unaudited

Growth funds 94.42%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	5,939,497	$116,830

Total growth funds (cost: $109,949,000)		116,830

Short-term securities 5.67%
Government Cash Management Fund	7,013,879	7,014

Total short-term securities (cost: $7,014,000)		7,014
Total investment securities 100.09% (cost: $116,963,000)		123,844
Other assets less liabilities (0.09)%		(108)

Net assets 100.00%		$123,736

Investment in affiliates

American Funds Insurance Series – International Fund, Class 1 is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2017, appear below.

Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 6/30/2017 (000)
5,381,857	791,338	233,698	5,939,497	$(483)	$16,607	$397	$116,830

See Notes to Financial Statements

116	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Investment portfolio June 30, 2017	unaudited

Growth-and-income funds 94.65%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	24,910,308	$342,268

Total growth-and-income funds (cost: $338,625,000)		342,268

Short-term securities 5.44%
Government Cash Management Fund	19,687,948	19,688

Total short-term securities (cost: $19,688,000)		19,688
Total investment securities 100.09% (cost: $358,313,000)		361,956
Other assets less liabilities (0.09)%		(323)

Net assets 100.00%		$361,633

Investment in affiliates

American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1 is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2017, appear below.

Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 6/30/2017 (000)
20,295,700	5,700,424	1,085,816	24,910,308	$(296)	$3,936	$1,244	$342,268

See Notes to Financial Statements

American Funds Insurance Series	117

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2017	unaudited

Growth-and-income funds 95.01%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	3,872,003	$176,447

Total growth-and-income funds (cost: $182,552,000)		176,447

Short-term securities 5.07%
Government Cash Management Fund	9,412,597	9,413

Total short-term securities (cost: $9,413,000)		9,413
Total investment securities 100.08% (cost: $191,965,000)		185,860
Other assets less liabilities (0.08)%		(154)

Net assets 100.00%		$185,706

Investment in affiliates

American Funds Insurance Series – Growth-Income Fund, Class 1 is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2017, appear below.

Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 6/30/2017 (000)
3,415,529	565,019	108,545	3,872,003	$(554)	$4,193	$488	$176,447

See Notes to Financial Statements

118	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2017	unaudited

Asset allocation funds 94.13%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	172,084,829	$3,846,096

Total asset allocation funds (cost: $3,739,099,000)		3,846,096

Short-term securities 5.97%
Government Cash Management Fund	244,055,456	244,055

Total short-term securities (cost: $244,055,000)		244,055
Total investment securities 100.10% (cost: $3,983,154,000)		4,090,151
Other assets less liabilities (0.10)%		(3,925)

Net assets 100.00%		$4,086,226

Investment in affiliates

American Funds Insurance Series – Asset Allocation Fund, Class 1 is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2017, appear below.

Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 6/30/2017 (000)
153,453,622	19,254,736	623,529	172,084,829	$1,372	$97,975	$12,067	$3,846,096

See Notes to Financial Statements

American Funds Insurance Series	119

Financial statements

Statements of assets and liabilities

at June 30, 2017

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,861,471	$4,010,606	$23,627,714	$8,788,701	$3,130,570
Affiliated issuers	—	25,852	—	—	—
Cash	522	1,412	4,457	81	7,786
Cash denominated in currencies other than U.S. dollars	2,465	130	1,115	2,672	642
Unrealized appreciation on open forward currency contracts	69	275	—	59	183
Receivables for:
Sales of investments	4,174	8,550	18,948	21,757	41,134
Sales of fund’s shares	3,230	1,295	9,536	4,861	3,298
Dividends and interest	14,596	4,318	25,910	16,327	10,630
Closed forward currency contracts	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Variation margin on swap contracts	—	—	—	—	—
Other	102	48	29	433	96
	5,886,629	4,052,486	23,687,709	8,834,891	3,194,339
Liabilities:
Unrealized depreciation on open forward currency contracts	—	561	—	—	39
Payables for:
Purchases of investments	187	10,345	45,536	25,621	35,060
Repurchases of fund’s shares	30,325	3,300	35,223	20,368	1,610
Investment advisory services	2,536	2,353	6,383	3,586	1,863
Services provided by related parties	874	551	3,467	954	295
Trustees’ deferred compensation	67	44	507	217	28
Closed forward currency contracts	—	922	—	—	13
Variation margin on futures contracts	—	—	—	—	—
Variation margin on swap contracts	—	—	—	—	—
Non-U.S. taxes	1,573	131	3,240	3,527	2,891
Other	517	420	640	1,000	635
	36,079	18,627	94,996	55,273	42,434
Net assets at June 30, 2017	$5,850,550	$4,033,859	$23,592,713	$8,779,618	$3,151,905

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,828,761	$3,294,628	$14,280,881	$7,019,945	$2,613,842
Undistributed (distributions in excess of) net investment income	27,922	9,675	92,306	76,172	3,247
Undistributed (accumulated) net realized gain (loss)	328,168	34,174	1,707,987	217,143	57,659
Net unrealized appreciation (depreciation)	1,665,699	695,382	7,511,539	1,466,358	477,157
Net assets at June 30, 2017	$5,850,550	$4,033,859	$23,592,713	$8,779,618	$3,151,905

Investment securities, at cost:
Unaffiliated issuers	$4,195,893	$3,317,537	$16,116,203	$7,319,843	$2,651,539
Affiliated issuers	—	23,266	—	—	—
Cash denominated in currencies other than U.S. dollars, at cost	2,465	130	1,116	2,672	642

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

120	American Funds Insurance Series

unaudited

(dollars in thousands)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$8,861,523	$1,905,317	$28,245,732	$1,385,629	$500,195	$24,118,389	$287,156	$12,479,885	$2,410,691
—	—	—	—	—	—	—	—	—
3,653	826	9,219	(631)	227	5,697	164	6,728	1,516
—	2,892	1,750	1,145	42	176	67	5,698	946
—	—	—	—	—	—	167	1,952	4,096

11,968	34,405	46,304	1,862	6,500	375,868	2,342	1,651,319	50,152
1,687	764	12,051	331	277	17,908	666	3,283	5,342
11,191	7,813	31,347	6,945	2,732	81,492	1,362	60,244	19,501
—	—	—	—	—	—	—	—	185
—	—	—	—	—	139	—	393	11
—	—	—	—	—	484	—	1,659	293
25	93	233	49	8	129	17	83	417
8,890,047	1,952,110	28,346,636	1,395,330	509,981	24,600,282	291,941	14,211,244	2,493,150

—	—	—	—	5	—	119	4,449	5,273

2,383	12,999	68,823	13,336	7,613	939,301	1,949	3,693,052	87,634
3,816	1,580	10,079	1,624	162	7,758	29	4,204	824
2,863	984	6,102	674	205	5,222	156	3,239	1,042
812	331	3,122	75	64	1,957	46	934	262
69	21	577	7	1	231	2	106	22
—	—	—	—	—	—	9	—	299
—	—	—	—	—	—	—	1,470	209
—	—	—	—	—	273	—	780	151
—	1,020	374	—	72	4,039	51	—	345
332	159	519	1,246	196	2,184	28	311	413
10,275	17,094	89,596	16,962	8,318	960,965	2,389	3,708,545	96,474
$8,879,772	$1,935,016	$28,257,040	$1,378,368	$501,663	$23,639,317	$289,552	$10,502,699	$2,396,676

$6,601,086	$1,418,581	$20,172,320	$1,270,585	$484,727	$18,507,550	$242,493	$10,362,915	$2,383,849
96,117	28,427	217,613	22,391	1,143	209,787	1,472	112,798	20,272
412,570	126,714	1,189,775	(12,441)	(3,691)	590,837	6,492	(52,014)	(25,858)
1,769,999	361,294	6,677,332	97,833	19,484	4,331,143	39,095	79,000	18,413
$8,879,772	$1,935,016	$28,257,040	$1,378,368	$501,663	$23,639,317	$289,552	$10,502,699	$2,396,676

$7,091,549	$1,543,551	$21,568,511	$1,287,111	$480,715	$19,781,083	$248,124	$12,402,750	$2,392,131
—	—	—	—	—	—	—	—	—
—	2,887	1,750	1,142	42	176	67	5,626	945

American Funds Insurance Series	121

Statements of assets and liabilities

at June 30, 2017

	High- Income Bond Fund		Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,565,009		$399,681	$310,846	$3,004,775	$16,662
Affiliated issuers	—		—	—	—	229,881
Cash	2,087		1,268	141	5,626	—
Cash denominated in currencies other than U.S. dollars	—	*	—	—	—	—
Receivables for:
Sales of investments	23,105		98,441	—	1,299,112	33
Sales of fund’s shares	166		31	74	710	12
Dividends and interest	24,063		1,178	—	10,370	11
Variation margin on futures contracts	—		6	—	216	—
Variation margin on swap contracts	89		273	—	3,491	—
Other	4		—	—	—	—
	1,614,523		500,878	311,061	4,324,300	246,599
Liabilities:
Payables for:
Purchases of investments	37,730		154,771	—	1,434,167	2
Repurchases of fund’s shares	1,310		518	390	1,014	45
Investment advisory services	635		122	83	823	20
Services provided by related parties	186		17	60	345	199
Trustees’ deferred compensation	53		2	19	60	1
Variation margin on futures contracts	—		412	—	2,983	—
Variation margin on swap contracts	166		5	—	1,584	—
Non-U.S. taxes	5		—	—	—	—
Other	480		7	10	52	5
	40,565		155,854	562	1,441,028	272
Net assets at June 30, 2017	$1,573,958		$345,024	$310,499	$2,883,272	$246,327

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,731,295		$339,619	$310,090	$2,848,473	$230,262
Undistributed (distributions in excess of) net investment income	50,886		2,404	421	22,411	(312)
Undistributed (accumulated) net realized gain (loss)	(204,289)		2,608	—	15,576	14,498
Net unrealized appreciation (depreciation)	(3,934)		393	(12)	(3,188)	1,879
Net assets at June 30, 2017	$1,573,958		$345,024	$310,499	$2,883,272	$246,327

Investment securities, at cost:
Unaffiliated issuers	$1,569,335		$398,436	$310,858	$2,993,836	$16,662
Affiliated issuers	—		—	—	—	228,002
Cash denominated in currencies other than U.S. dollars, at cost	—	*	—	—	—	—

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

122	American Funds Insurance Series

unaudited

(dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$7,014		$19,688	$9,413	$244,055
116,830		342,268	176,447	3,846,096
—		—	—	—
—		—	—	—

28		18	—	—
82		12	118	8,289
5		14	6	169
—		—	—	—
—		—	—	—
—	*	—	—	—
123,959		362,000	185,984	4,098,609

—		8	107	6,991
112		23	3	772
10		30	15	335
100		295	150	3,016
1		1	1	16
—		—	—	—
—		—	—	—
—		—	—	—
—		10	2	1,253
223		367	278	12,383
$123,736		$361,633	$185,706	$4,086,226

$122,756		$347,062	$184,750	$3,803,412
56		197	(35)	2,234
(5,957)		10,731	7,096	173,583
6,881		3,643	(6,105)	106,997
$123,736		$361,633	$185,706	$4,086,226

$7,014		$19,688	$9,413	$244,055
109,949		338,625	182,552	3,739,099
—		—	—	—

American Funds Insurance Series	123

Statements of assets and liabilities

at June 30, 2017

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 1:	Net assets	$1,866,425	$1,526,093	$7,756,995	$4,486,803	$1,840,696
	Shares outstanding	67,412	67,096	110,682	228,103	81,594
	Net asset value per share	$27.69	$22.74	$70.08	$19.67	$22.56
Class 1A:	Net assets	$561	$147	$811	$369	$167
	Shares outstanding	20	7	12	19	7
	Net asset value per share	$27.67	$22.73	$70.03	$19.65	$22.54
Class 2:	Net assets	$3,849,664	$2,446,269	$15,059,300	$4,164,515	$990,023
	Shares outstanding	140,379	110,503	216,397	212,643	44,314
	Net asset value per share	$27.42	$22.14	$69.59	$19.58	$22.34
Class 3:	Net assets			$200,617	$29,834
	Shares outstanding			2,847	1,515
	Net asset value per share			$70.47	$19.70
Class 4:	Net assets	$133,900	$61,350	$574,990	$98,097	$321,019
	Shares outstanding	4,897	2,747	8,341	5,049	14,411
	Net asset value per share	$27.35	$22.33	$68.93	$19.43	$22.28

		High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 1:	Net assets	$741,061	$273,166	$32,502	$1,328,206
	Shares outstanding	70,436	25,725	2,878	108,547
	Net asset value per share	$10.52	$10.62	$11.30	$12.24
Class 1A:	Net assets	$111	$104	$10	$111
	Shares outstanding	11	10	1	9
	Net asset value per share	$10.52	$10.61	$11.30	$12.24
Class 2:	Net assets	$797,660	$62,273	$257,613	$1,486,950
	Shares outstanding	77,013	5,881	23,411	122,821
	Net asset value per share	$10.36	$10.59	$11.00	$12.11
Class 3:	Net assets	$13,052		$3,675	$10,727
	Shares outstanding	1,237		331	875
	Net asset value per share	$10.55		$11.12	$12.26
Class 4:	Net assets	$22,074	$9,481	$16,699	$57,278
	Shares outstanding	1,983	901	1,501	4,724
	Net asset value per share	$11.13	$10.52	$11.12	$12.13
Class P1:	Net assets					$1,322
	Shares outstanding					111
	Net asset value per share					$11.95
Class P2:	Net assets					$245,005
	Shares outstanding					20,616
	Net asset value per share					$11.88

*Amount less than one thousand.

See Notes to Financial Statements

124	American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$5,269,923	$409,724	$14,186,521	$1,066,860	$201,987	$15,067,547	$75,469	$6,409,191	$1,222,013
383,409	27,964	311,300	63,870	20,022	674,106	6,145	590,394	104,285
$13.74	$14.65	$45.57	$16.70	$10.09	$22.35	$12.28	$10.86	$11.72
$161	$11	$450	$17	$75	$1,979	$11	$391	$31
12	1	10	1	7	89	1	36	3
$13.74	$14.65	$45.55	$16.70	$10.08	$22.34	$12.28	$10.85	$11.72
$3,434,403	$1,500,617	$13,333,215	$264,171	$732	$5,349,839	$193,166	$3,971,247	$1,160,083
252,757	102,680	295,740	15,876	73	241,782	15,774	370,598	99,817
$13.59	$14.61	$45.08	$16.64	$10.09	$22.13	$12.25	$10.72	$11.62
		$159,906			$36,628
		3,505			1,638
		$45.62			$22.36
$175,285	$24,664	$576,948	$47,320	$298,869	$3,183,324	$20,906	$121,870	$14,549
12,922	1,704	12,896	2,857	29,679	144,458	1,718	11,361	1,260
$13.56	$14.47	$44.74	$16.56	$10.07	$22.04	$12.17	$10.73	$11.55

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$125	$201	$1,792	$1,466,442
12	17	156	115,455
$10.17	$11.96	$11.45	$12.70
$123,611	$361,432	$183,914	$2,619,784
12,238	30,441	16,138	206,573
$10.10	$11.87	$11.40	$12.68

American Funds Insurance Series	125

Statements of operations

for the six months ended June 30, 2017

	Global Growth Fund		Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$56,592		$27,833	$137,104	$97,141	$29,601
Interest	1,196		1,457	4,798	5,105	6,559
	57,788		29,290	141,902	102,246	36,160
Fees and expenses*:
Investment advisory services	14,558		14,170	37,258	20,281	11,051
Distribution services	4,749		3,060	19,178	5,092	1,550
Insurance administrative services	140		65	645	100	351
Transfer agent services	—	†	— †	1	— †	— †
Administrative services	279		203	1,140	408	156
Reports to shareholders	152		105	626	216	80
Registration statement and prospectus	9		15	45	11	16
Trustees’ compensation	27		20	111	39	15
Auditing and legal	—	†	3	4	4	17
Custodian	344		225	238	674	401
Other	6		44	3	15	20
Total fees and expenses before waivers/reimbursements	20,264		17,910	59,249	26,840	13,657
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—		—	—	—	—
Miscellaneous fee reimbursements	—		—	—	—	—
Total waivers/reimbursements of fees and expenses	—		—	—	—	—
Total fees and expenses after waivers/reimbursements	20,264		17,910	59,249	26,840	13,657
Net investment income (loss)	37,524		11,380	82,653	75,406	22,503
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on*:
Investments
Unaffiliated issuers	329,123		8,706	1,883,619	214,021	184,399
Affiliated issuers	—		(3,537)	—	—	—
Futures contracts	—		—	—	—	—
Forward currency contracts	134		(3,099)	—	(8,385)	(859)
Swap contracts	—		—	—	—	—
Currency transactions	(1,077)		27	(282)	(905)	(1,656)
	328,180		2,097	1,883,337	204,731	181,884
Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	586,020		463,321	1,218,360	1,103,867	218,406
Affiliated issuers	—		14,483	—	—	—
Futures contracts	—		—	—	—	—
Forward currency contracts	(290)		(1,672)	—	2,203	134
Swap contracts	—		—	—	—	—
Currency translations	502		81	65	572	(64)
	586,232		476,213	1,218,425	1,106,642	218,476
Net realized gain (loss) and unrealized appreciation (depreciation)	914,412		478,310	3,101,762	1,311,373	400,360
Net increase in net assets resulting from operations	$951,936		$489,690	$3,184,415	$1,386,779	$422,863

See end of statements of operations for footnotes.

See Notes to Financial Statements

126	American Funds Insurance Series

unaudited

(dollars in thousands)

Blue Chip Income and Growth Fund		Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder		Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$117,580		$33,520	$257,726	$25,860	$9,573		$160,259	$2,571	$—	$84
1,689		2,408	9,438	1,699	836		95,123	1,163	139,252	33,891
119,269		35,928	267,164	27,559	10,409		255,382	3,734	139,252	33,975

17,382		6,061	35,953	3,690	1,138		30,178	887	19,889	6,109
4,478		1,834	17,289	370	346		10,448	250	5,056	1,438
195		24	671	52	345		3,823	18	136	16
—	†	— †	2	—	—	†	1	— †	1	— †
447		102	1,364	59	23		1,121	13	551	115
170		35	588	12	5		585	3	270	43
153		3	40	17	22		251	4	120	4
44		10	133	6	2		109	1	55	11
1		1	5	1	—		3	1	2	1
57		140	242	118	14		107	15	108	300
2		5	7	2	1		114	10	30	20
22,929		8,215	56,294	4,327	1,896		46,740	1,202	26,218	8,057

—		—	—	—	—		—	—	—	—
—		—	—	—	—		—	—	—	—
—		—	—	—	—		—	—	—	—
22,929		8,215	56,294	4,327	1,896		46,740	1,202	26,218	8,057
96,340		27,713	210,870	23,232	8,513		208,642	2,532	113,034	25,918

380,596		127,997	1,140,134	(1,933)	3,295		592,305	5,873	(18,640)	(10,428)
—		—	—	—	—		—	—	—	—
—		—	—	—	—		1,548	—	19,307	657
—		(157)	—	(143)	(26)		—	(115)	(43,217)	(10,947)
—		—	—	—	—		3,474	—	(1,445)	(918)
(14)		(269)	(223)	(366)	24		(660)	(14)	390	(3,174)
380,582		127,571	1,139,911	(2,442)	3,293		596,667	5,744	(43,605)	(24,810)

25,575		132,297	1,200,176	148,712	23,246		955,474	19,960	217,370	108,647
—		—	—	—	—		—	—	—	—
—		—	—	—	—		104	—	(2,500)	16
—		(147)	—	105	—		—	(53)	(4,424)	4,188
—		—	—	—	—		(2,901)	—	(637)	(339)
38		115	178	128	17		116	28	407	755
25,613		132,265	1,200,354	148,945	23,263		952,793	19,935	210,216	113,267

406,195		259,836	2,340,265	146,503	26,556		1,549,460	25,679	166,611	88,457
$502,535		$287,549	$2,551,135	$169,735	$35,069		$1,758,102	$28,211	$279,645	$114,375

American Funds Insurance Series	127

Statements of operations
for the six months ended June 30, 2017

	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$783	$—	$—		$—	$365
Interest	56,796	3,282	1,365		29,712	42
	57,579	3,282	1,365		29,712	407
Fees and expenses*:
Investment advisory services	4,128	716	520		5,091	170
Distribution services	1,040	89	362		1,933	283
Insurance administrative services	32	11	17		68	284
Transfer agent services	— †	— †	—	†	— †	— †
Administrative services	89	17	16		151	—
Accounting and administrative services	—	—	—		—	28
Reports to shareholders	33	3	6		54	2
Registration statement and prospectus	3	1	1		6	7
Trustees’ compensation	10	1	1		15	1
Auditing and legal	9	— †	—	†	—	—
Custodian	4	1	1		4	6
Other	19	18	—	†	22	115
Total fees and expenses before waivers/reimbursements	5,367	857	924		7,344	896
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—		—	57
Miscellaneous fee reimbursements	—	—	—		—	125
Total waivers/reimbursements of fees and expenses	—	—	—		—	182
Total fees and expenses after waivers/reimbursements	5,367	857	924		7,344	714
Net investment income (loss)	52,212	2,425	441		22,368	(307)
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on*:
Investments
Unaffiliated issuers	30,949	143	—		(1,796)	—
Affiliated issuers	—	—	—		—	(574)
Futures contracts	—	1,927	—		11,432	—
Swap contracts	330	261	—		16,310	—
Currency transactions	(38)	(1)	—		—	—
Capital gain distributions received	—	—	—		—	21,739
	31,241	2,330	—		25,946	21,165
Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	(2,555)	1,601	(35)		24,528	—
Affiliated issuers	—	—	—		—	8,123
Futures contracts	—	(230)	—		(82)	—
Swap contracts	(676)	(962)	—		(17,657)	—
	(3,231)	409	(35)		6,789	8,123
Net realized gain (loss) and unrealized appreciation (depreciation)	28,010	2,739	(35)		32,735	29,288
Net increase in net assets resulting from operations	$80,222	$5,164	$406		$55,103	$28,981

*	Additional information related to non-U.S. taxes, affiliated transactions and class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

128	American Funds Insurance Series

unaudited

(dollars in thousands)

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$397	$1,244		$488	$12,067
21	61		29	749
418	1,305		517	12,816

84	259		131	2,889
140	431		217	3,127
140	432		219	4,815
— †	—	†	— †	—	†
—	—		—	—
26	29		27	68
1	3		2	45
3	16		4	98
1	2		1	18
—	—		—	—
6	6		6	6
42	186		83	342
443	1,364		690	11,408

28	86		44	963
62	190		96	—
90	276		140	963
353	1,088		550	10,445
65	217		(33)	2,371

—	—		—	—
(483)	(296)		(554)	1,372
(506)	—		—	—
—	—		—	—
8	—		—	—
1,333	12,607		11,243	172,372
352	12,311		10,689	173,744

—	—		—	—
16,607	3,936		4,193	97,975
18	—		—	—
—	—		—	—
16,625	3,936		4,193	97,975

16,977	16,247		14,882	271,719
$17,042	$16,464		$14,849	$274,090

American Funds Insurance Series	129

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016
Operations:
Net investment income (loss)	$37,524	$43,253	$11,380	$16,207	$82,653	$179,970
Net realized gain (loss)	328,180	182,760	2,097	(26,426)	1,883,337	2,252,045
Net unrealized appreciation (depreciation)	586,232	(192,438)	476,213	93,893	1,218,425	(489,479)
Net increase (decrease) in net assets resulting from operations	951,936	33,575	489,690	83,674	3,184,415	1,942,536
Dividends and distributions paid to shareholders:
Dividends from net investment income	(5,483)	(51,522)	(16,092)	(13,487)	(31,422)	(177,667)
Distributions from net realized gain on investments	(174,096)	(443,911)	—	(724,863)	(2,251,429)	(1,900,853)
Total dividends and distributions paid to shareholders	(179,579)	(495,433)	(16,092)	(738,350)	(2,282,851)	(2,078,520)
Net capital share transactions	(128,527)	134,946	(316,593)	300,027	1,141,399	(111,950)
Total increase (decrease) in net assets	643,830	(326,912)	157,005	(354,649)	2,042,963	(247,934)
Net assets:
Beginning of period	5,206,720	5,533,632	3,876,854	4,231,503	21,549,750	21,797,684
End of period	$5,850,550	$5,206,720	$4,033,859	$3,876,854	$23,592,713	$21,549,750
Undistributed (distributions in excess of) net investment income	$27,922	$(4,119)	$9,675	$14,387	$92,306	$41,075

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016
Operations:
Net investment income (loss)	$23,232	$30,357	$8,513	$10,171	$208,642	$356,748
Net realized gain (loss)	(2,442)	(11,768)	3,293	(5,074)	596,667	1,072,096
Net unrealized appreciation (depreciation)	148,945	(534)	23,263	5,120	952,793	360,724
Net increase (decrease) in net assets resulting from operations	169,735	18,055	35,069	10,217	1,758,102	1,789,568
Dividends and distributions paid to shareholders:
Dividends from net investment income	(2,360)	(30,394)	(6,422)	(11,031)	(70,189)	(347,205)
Distributions from net realized gain on investments	—	(4,687)	—	—	(1,069,604)	(465,866)
Total dividends and distributions paid to shareholders	(2,360)	(35,081)	(6,422)	(11,031)	(1,139,793)	(813,071)
Net capital share transactions	109,541	125,599	60,981	175,844	1,973,107	1,700,837
Total increase (decrease) in net assets	276,916	108,573	89,628	175,030	2,591,416	2,677,334
Net assets:
Beginning of period	1,101,452	992,879	412,035	237,005	21,047,901	18,370,567
End of period	$1,378,368	$1,101,452	$501,663	$412,035	$23,639,317	$21,047,901
Undistributed (distributions in excess of) net investment income	$22,391	$1,519	$1,143	$(948)	$209,787	$71,334

See end of statements of changes in net assets for footnote.

See Notes to Financial Statements

130	American Funds Insurance Series

(dollars in thousands)

International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016
$75,406	$107,613	$22,503	$30,850	$96,340	$173,682	$27,713	$37,944	$210,870	$406,211
204,731	174,210	181,884	(49,262)	380,582	340,410	127,571	63,152	1,139,911	1,870,618
1,106,642	486	218,476	165,410	25,613	803,943	132,265	36,088	1,200,354	478,434

1,386,779	282,309	422,863	146,998	502,535	1,318,035	287,549	137,184	2,551,135	2,755,263

(28,350)	(112,086)	(4,703)	(26,290)	(30,871)	(170,997)	(5,647)	(36,671)	(72,640)	(395,167)
(100,923)	(637,485)	—	—	(328,661)	(595,206)	(33,691)	—	(1,807,557)	(2,694,334)
(129,273)	(749,571)	(4,703)	(26,290)	(359,532)	(766,203)	(39,338)	(36,671)	(1,880,197)	(3,089,501)
67,237	439,487	(160,120)	79,376	93,531	1,193,132	(304,804)	114,314	1,492,912	2,214,035
1,324,743	(27,775)	258,040	200,084	236,534	1,744,964	(56,593)	214,827	2,163,850	1,879,797

7,454,875	7,482,650	2,893,865	2,693,781	8,643,238	6,898,274	1,991,609	1,776,782	26,093,190	24,213,393
$8,779,618	$7,454,875	$3,151,905	$2,893,865	$8,879,772	$8,643,238	$1,935,016	$1,991,609	$28,257,040	$26,093,190

$76,172	$29,116	$3,247	$(14,553)	$96,117	$30,648	$28,427	$6,361	$217,613	$79,383

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016

$2,532	$3,667	$113,034	$188,699	$25,918	$49,208	$52,212	$106,342	$2,425	$4,590
5,744	1,518	(43,605)	163,219	(24,810)	(11,548)	31,241	(82,614)	2,330	4,966
19,935	5,219	210,216	(52,479)	113,267	25,290	(3,231)	262,380	409	(1,322)

28,211	10,404	279,645	299,439	114,375	62,950	80,222	286,108	5,164	8,234

—	(3,285)	(60,071)	(197,417)	—	(15,576)	(19,156)	(106,140)	(1,054)	(6,310)
(934)	—	(157,394)	(35,948)	(14,450)	(4,207)	—	—	(2,214)	(3,532)
(934)	(3,285)	(217,465)	(233,365)	(14,450)	(19,783)	(19,156)	(106,140)	(3,268)	(9,842)
10,395	25,497	(448,998)	898,544	48,567	(40,534)	(268,749)	(193,559)	2,723	(117)
37,672	32,616	(386,818)	964,618	148,492	2,633	(207,683)	(13,591)	4,619	(1,725)

251,880	219,264	10,889,517	9,924,899	2,248,184	2,245,551	1,781,641	1,795,232	340,405	342,130
$289,552	$251,880	$10,502,699	$10,889,517	$2,396,676	$2,248,184	$1,573,958	$1,781,641	$345,024	$340,405

$1,472	$(1,060)	$112,798	$59,835	$20,272	$(5,646)	$50,886	$17,830	$2,404	$1,033

American Funds Insurance Series	131

Statements of changes in net assets

	Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund
	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016
Operations:
Net investment income (loss)	$441	$(452)	$22,368	$36,028	$(307)	$731
Net realized gain (loss)	—	—	25,946	9,371	21,165	(560)
Net unrealized appreciation (depreciation)	(35)	(3)	6,789	(5,718)	8,123	6,120
Net increase (decrease) in net assets resulting from operations	406	(455)	55,103	39,681	28,981	6,291
Dividends and distributions paid to shareholders:
Dividends from net investment income	—	—	(7,654)	(46,049)	(734)	(330)
Distributions from net realized gain on investments	—	—	—	(60,973)	(4,142)	(15,012)
Total dividends and distributions paid to shareholders	—	—	(7,654)	(107,022)	(4,876)	(15,342)
Net capital share transactions	(40,923)	(11,965)	(201,901)	43,179	21,094	64,347
Total increase (decrease) in net assets	(40,517)	(12,420)	(154,452)	(24,162)	45,199	55,296
Net assets:
Beginning of period	351,016	363,436	3,037,724	3,061,886	201,128	145,832
End of period	$310,499	$351,016	$2,883,272	$3,037,724	$246,327	$201,128
Undistributed (distributions in excess of) net investment income	$421	$(20)	$22,411	$7,697	$(312)	$729

*Unaudited.

See Notes to Financial Statements

132	American Funds Insurance Series

(dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016
$65	$884	$217	$4,012	$(33)	$1,562	$2,371	$41,207
352	(4,433)	12,311	5,539	10,689	5,070	173,744	37,559
16,625	1,071	3,936	15,029	4,193	2,438	97,975	148,316

17,042	(2,478)	16,464	24,580	14,849	9,070	274,090	227,082

(900)	(843)	(4,294)	(3,375)	(1,867)	(1,707)	(31,722)	(44,188)
(1,403)	(2,185)	(5,569)	(5,923)	(7,726)	(8,465)	(38,742)	(93,578)
(2,303)	(3,028)	(9,863)	(9,298)	(9,593)	(10,172)	(70,464)	(137,766)
11,392	19,951	63,816	138,529	19,694	39,189	323,620	804,645
26,131	14,445	70,417	153,811	24,950	38,087	527,246	893,961

97,605	83,160	291,216	137,405	160,756	122,669	3,558,980	2,665,019
$123,736	$97,605	$361,633	$291,216	$185,706	$160,756	$4,086,226	$3,558,980

$56	$891	$197	$4,274	$(35)	$1,865	$2,234	$31,585

American Funds Insurance Series	133

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds (the “funds”). Twenty-three funds in the series are covered in this report. The other five funds in the series are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund — Seeks to provide long-term growth of capital.

Global Small Capitalization Fund — Seeks to provide long-term growth of capital.

Growth Fund — Seeks to provide growth of capital.

International Fund — Seeks to provide long-term growth of capital.

New World Fund — Seeks long-term capital appreciation.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Growth-Income Fund — Seeks to achieve long-term growth of capital and income.

International Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Capital Income Builder — Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. Secondarily, seeks to provide growth of capital.

Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — Seeks to provide as high a level of current income as is consistent with the preservation of capital.

Global Bond Fund — Seeks to provide, over the long term, a high level of total return consistent with prudent investment management.

High-Income Bond Fund — Seeks to provide a high level of current income and, secondarily, capital appreciation.

Mortgage Fund — Seeks to provide current income and preservation of capital.

134	American Funds Insurance Series

Ultra-Short Bond Fund — Seeks to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

American Funds Insurance Series	135

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

136	American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series	137

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2017 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,741,170	$—	$—	$1,741,170
Consumer discretionary	1,079,024	32,599	—	1,111,623
Health care	813,379	—	—	813,379
Financials	569,702	—	—	569,702
Consumer staples	444,881	—	—	444,881
Industrials	359,346	—	—	359,346
Energy	144,098	—	—	144,098
Materials	111,407	8,898	—	120,305
Telecommunication services	85,633	—	—	85,633
Miscellaneous	291,977	—	—	291,977
Bonds, notes & other debt instruments	—	1,999	—	1,999
Short-term securities	—	177,358	—	177,358
Total	$5,640,617	$220,854	$—	$5,861,471

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$69	$—	$69

*	Securities with a value of $2,454,098,000, which represented 41.95% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$855,368	$14,839	$—	$870,207
Information technology	668,640	—	—	668,640
Health care	644,673	2,626	—	647,299
Industrials	385,813	18,288	—	404,101
Financials	338,845	—	—	338,845
Consumer staples	147,184	—	—	147,184
Materials	139,439	—	—	139,439
Real estate	110,782	—	—	110,782
Energy	93,339	1,355	9,848	104,542
Utilities	87,230	—	—	87,230
Telecommunication services	10,878	6,161	—	17,039
Miscellaneous	191,853	1,563	1,860	195,276
Rights & warrants	651	—	—	651
Bonds, notes & other debt instruments	—	28,120	—	28,120
Short-term securities	—	277,103	—	277,103
Total	$3,674,695	$350,055	$11,708	$4,036,458

138	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$275	$—	$275
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(561)	—	(561)
Total	$—	$(286)	$—	$(286)

*	Securities with a value of $1,441,058,000, which represented 35.72% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$7,139,327	$—	$—	$7,139,327
Consumer discretionary	4,901,933	—	—	4,901,933
Health care	3,442,868	—	—	3,442,868
Energy	1,758,064	—	—	1,758,064
Financials	1,732,006	—	—	1,732,006
Industrials	1,446,255	—	—	1,446,255
Consumer staples	547,711	—	—	547,711
Telecommunication services	219,461	—	—	219,461
Other	324,938	—	—	324,938
Miscellaneous	402,317	—	—	402,317
Convertible stocks	—	—	12,276	12,276
Short-term securities	—	1,700,558	—	1,700,558
Total	$21,914,880	$1,700,558	$12,276	$23,627,714

*	Securities with a value of $1,434,478,000, which represented 6.08% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,198,172	$261,259	$—	$1,459,431
Information technology	1,194,960	—	—	1,194,960
Consumer discretionary	1,160,780	—	—	1,160,780
Health care	841,549	—	—	841,549
Consumer staples	727,159	—	—	727,159
Industrials	709,289	—	—	709,289
Utilities	514,170	—	—	514,170
Materials	464,340	—	—	464,340
Energy	333,663	—	—	333,663
Telecommunication services	265,173	—	—	265,173
Real estate	169,869	—	—	169,869
Miscellaneous	86,831	—	—	86,831
Bonds, notes & other debt instruments	—	65,688	—	65,688
Short-term securities	—	795,799	—	795,799
Total	$7,665,955	$1,122,746	$—	$8,788,701

See next page for footnote.

American Funds Insurance Series	139

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$59	$—	$59

*	Securities with a value of $6,567,118,000, which represented 74.80% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$758,557	$—	$—	$758,557
Consumer discretionary	305,448	40,941	—	346,389
Financials	282,536	53,654	—	336,190
Consumer staples	270,766	—	—	270,766
Energy	257,425	12,591	—	270,016
Industrials	197,477	—	—	197,477
Health care	156,011	—	—	156,011
Materials	151,643	2,085	—	153,728
Utilities	85,757	—	—	85,757
Telecommunication services	61,130	—	—	61,130
Real estate	36,777	—	27	36,804
Miscellaneous	133,078	—	—	133,078
Rights & warrants	—	48,361	—	48,361
Bonds, notes & other debt instruments	—	100,959	—	100,959
Short-term securities	—	175,347	—	175,347
Total	$2,696,605	$433,938	$27	$3,130,570

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$183	$—	$183
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(39)	—	(39)
Total	$—	$144	$—	$144

*	Securities with a value of $841,725,000, which represented 26.71% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

140	American Funds Insurance Series

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,481,553	$—	$—	$1,481,553
Financials	1,287,642	—	—	1,287,642
Information technology	1,210,398	—	—	1,210,398
Consumer staples	1,158,178	—	—	1,158,178
Industrials	866,684	—	—	866,684
Telecommunication services	669,531	—	—	669,531
Energy	517,820	—	—	517,820
Consumer discretionary	427,223	—	—	427,223
Materials	330,876	—	—	330,876
Utilities	147,983	—	—	147,983
Real estate	40,072	—	—	40,072
Miscellaneous	435,631	—	—	435,631
Short-term securities	—	287,932	—	287,932
Total	$8,573,591	$287,932	$—	$8,861,523

Global Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$429,421	$—	$—	$429,421
Financials	208,557	—	—	208,557
Industrials	192,035	—	—	192,035
Consumer staples	189,662	—	—	189,662
Consumer discretionary	170,603	—	—	170,603
Energy	136,859	—	—	136,859
Health care	135,246	—	—	135,246
Materials	81,888	—	—	81,888
Real estate	69,904	—	—	69,904
Utilities	67,797	—	—	67,797
Telecommunication services	32,609	—	—	32,609
Miscellaneous	69,554	6,491	—	76,045
Rights & warrants	178	—	—	178
Convertible bonds	—	6,821	—	6,821
Bonds, notes & other debt instruments	—	38,353	—	38,353
Short-term securities	—	69,339	—	69,339
Total	$1,784,313	$121,004	$—	$1,905,317

*	Securities with a value of $741,282,000, which represented 38.31% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

American Funds Insurance Series	141

Growth-Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,498,198	$—	$—	$4,498,198
Consumer discretionary	4,231,362	—	—	4,231,362
Health care	4,117,707	—	—	4,117,707
Financials	3,202,666	—	—	3,202,666
Industrials	2,292,789	—	—	2,292,789
Consumer staples	1,956,533	97,914	—	2,054,447
Energy	1,678,819	—	—	1,678,819
Materials	1,322,517	—	—	1,322,517
Real estate	517,877	—	—	517,877
Telecommunication services	506,765	—	—	506,765
Utilities	239,796	—	—	239,796
Mutual funds	132,822	—	—	132,822
Miscellaneous	1,320,207	38,611	—	1,358,818
Convertible stocks	—	5,722	—	5,722
Convertible bonds	—	93,133	—	93,133
Bonds, notes & other debt instruments	—	56,801	—	56,801
Short-term securities	—	1,935,493	—	1,935,493
Total	$26,018,058	$2,227,674	$—	$28,245,732

*	Securities with a value of $1,532,209,000, which represented 5.42% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Growth and Income Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$195,509	$53,170	$—	$248,679
Consumer staples	141,525	—	2,092	143,617
Industrials	143,296	—	—	143,296
Consumer discretionary	101,120	9,759	—	110,879
Utilities	106,169	—	—	106,169
Information technology	103,140	—	—	103,140
Health care	83,606	—	—	83,606
Energy	63,883	—	—	63,883
Real estate	60,842	—	—	60,842
Telecommunication services	37,867	—	—	37,867
Materials	37,046	—	—	37,046
Miscellaneous	38,208	—	—	38,208
Bonds, notes & other debt instruments	—	40,849	—	40,849
Short-term securities	—	167,548	—	167,548
Total	$1,112,211	$271,326	$2,092	$1,385,629

*	Securities with a value of $781,320,000, which represented 56.68% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

142	American Funds Insurance Series

Capital Income Builder

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$70,538	$1,040	$—	$71,578
Consumer staples	63,534	—	—	63,534
Telecommunication services	39,630	—	—	39,630
Energy	37,101	—	—	37,101
Health care	30,239	—	—	30,239
Information technology	24,757	—	—	24,757
Real estate	23,484	—	—	23,484
Industrials	20,433	—	—	20,433
Utilities	19,922	—	—	19,922
Consumer discretionary	18,069	—	—	18,069
Materials	6,178	—	—	6,178
Miscellaneous	10,684	—	—	10,684
Convertible stocks	6,134	—	—	6,134
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	37,554	—	37,554
U.S. Treasury bonds & notes	—	37,460	—	37,460
Corporate bonds & notes	—	22,927	—	22,927
Asset-backed obligations	—	5,117	—	5,117
Short-term securities	—	25,394	—	25,394
Total	$370,703	$129,492	$—	$500,195

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(5)	$—	$(5)

*	Securities with a value of $152,994,000, which represented 30.50% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Asset Allocation Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,321,483	$—	$2,628	$4,324,111
Health care	2,012,092	—	619	2,012,711
Consumer discretionary	1,881,995	—	—	1,881,995
Financials	1,808,282	7,645	—	1,815,927
Consumer staples	1,224,153	—	—	1,224,153
Energy	1,059,504	—	—	1,059,504
Industrials	832,587	1,766	1	834,354
Materials	800,596	1,602	—	802,198
Real estate	279,872	—	—	279,872
Telecommunication services	230,118	—	—	230,118
Utilities	76,630	—	—	76,630
Miscellaneous	335,415	—	—	335,415
Convertible stocks	—	4,426	5,350	9,776
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,967,349	—	2,967,349
Corporate bonds & notes	—	2,278,161	13,147	2,291,308
Mortgage-backed obligations	—	1,341,845	—	1,341,845
Federal agency bonds & notes	—	51,361	—	51,361
Other	—	234,779	—	234,779
Short-term securities	—	2,344,983	—	2,344,983
Total	$14,862,727	$9,233,917	$21,745	$24,118,389

American Funds Insurance Series	143

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$345	$—	$—	$345
Unrealized appreciation on interest rate swaps	—	180	—	180
Liabilities:
Unrealized depreciation on interest rate swaps	—	(6,710)	—	(6,710)
Total	$345	$(6,530)	$—	$(6,185)

*	Securities with a value of $591,467,000, which represented 2.50% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Futures contracts and interest rate swaps are not included in the investment portfolio.

Global Balanced Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$36,294	$—	$—	$36,294
Consumer staples	22,927	—	—	22,927
Industrials	21,446	—	—	21,446
Financials	17,770	1,468	—	19,238
Health care	16,612	—	—	16,612
Consumer discretionary	13,774	—	—	13,774
Materials	12,976	772	—	13,748
Energy	12,648	—	—	12,648
Utilities	6,278	—	—	6,278
Real estate	3,430	—	—	3,430
Telecommunication services	1,804	—	—	1,804
Miscellaneous	13,687	—	—	13,687
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	42,096	—	42,096
U.S. Treasury bonds & notes	—	24,713	—	24,713
Corporate bonds & notes	—	19,854	—	19,854
Mortgage-backed obligations	—	3,413	—	3,413
Asset-backed obligations	—	200	—	200
Short-term securities	—	14,994	—	14,994
Total	$179,646	$107,510	$—	$287,156

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$167	$—	$167
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(119)	—	(119)
Total	$—	$48	$—	$48

*	Securities with a value of $71,519,000, which represented 24.70% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

144	American Funds Insurance Series

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$3,795,603	$457	$3,796,060
Mortgage-backed obligations	—	2,860,076	—	2,860,076
U.S. Treasury bonds & notes	—	2,228,457	—	2,228,457
Bonds & notes of governments & government agencies outside the U.S.	—	699,205	—	699,205
Asset-backed obligations	—	376,981	—	376,981
Municipals	—	186,794	—	186,794
Federal agency bonds & notes	—	12,135	—	12,135
Common stocks	1,049	—	1,095	2,144
Rights & warrants	—	—	71	71
Short-term securities	—	2,317,962	—	2,317,962
Total	$1,049	$12,477,213	$1,623	$12,479,885

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$939	$—	$—	$939
Unrealized appreciation on open forward currency contracts	—	1,952	—	1,952
Unrealized appreciation on interest rate swaps	—	15,160	—	15,160
Liabilities:
Unrealized depreciation on futures contracts	(4,547)	—	—	(4,547)
Unrealized depreciation on open forward currency contracts	—	(4,449)	—	(4,449)
Unrealized depreciation on interest rate swaps	—	(7,336)	—	(7,336)
Total	$(3,608)	$5,327	$—	$1,719

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$309,028	$—	$309,028
Japanese yen	—	218,758	—	218,758
Polish zloty	—	107,838	—	107,838
Mexican pesos	—	82,146	—	82,146
Indian rupees	—	58,380	—	58,380
Malaysian ringgits	—	50,426	—	50,426
British pounds	—	42,138	—	42,138
Norwegian kroner	—	40,554	—	40,554
Australian dollars	—	40,378	—	40,378
Colombian pesos	—	29,310	—	29,310
Danish kroner	—	25,593	—	25,593
Turkish lira	—	24,431	—	24,431
Israeli shekels	—	19,754	—	19,754
Chilean pesos	—	19,736	—	19,736
Canadian dollars	—	14,534	—	14,534
Hungarian forints	—	12,713	—	12,713
U.S. dollars	—	963,589	195	963,784
Other	—	39,430	—	39,430
Convertible stocks	—	143	909	1,052
Common stocks	104	494	402	1,000
Short-term securities	—	309,708	—	309,708
Total	$104	$2,409,081	$1,506	$2,410,691

American Funds Insurance Series	145

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$216	$—	$—	$216
Unrealized appreciation on open forward currency contracts	—	4,096	—	4,096
Unrealized appreciation on interest rate swaps	—	1,706	—	1,706
Liabilities:
Unrealized depreciation on futures contracts	(200)	—	—	(200)
Unrealized depreciation on open forward currency contracts	—	(5,273)	—	(5,273)
Unrealized depreciation on interest rate swaps	—	(923)	—	(923)
Total	$16	$(394)	$—	$(378)

*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,440,254	$12,878	$1,453,132
Other	—	14,467	—	14,467
Convertible bonds	—	5,839	—	5,839
Convertible stocks	8,476	3,163	5,189	16,828
Common stocks	3,052	4,062	5,493	12,607
Rights & warrants	—	—	46	46
Short-term securities	—	62,090	—	62,090
Total	$11,528	$1,529,875	$23,606	$1,565,009

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$267	$—	$267
Unrealized appreciation on credit default swaps	—	149	—	149
Liabilities:
Unrealized depreciation on interest rate swaps	—	(21)	—	(21)
Total	$—	$395	$—	$395

*	Interest rate swaps and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2017 (dollars in thousands):

	Beginning value at 1/1/2017	Transfers into Level 3[2]	Purchases	Sales	Net realized gain[3]	Unrealized appreciation[3]	Transfers out of Level 3[2]	Ending value at 6/30/2017
Investment securities	$22,631	$47	$258	$(16)	$—	$686	$—	$23,606
Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2017								$686

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized gain and unrealized appreciation are included in the related amounts on investments in the statement of operations.

146	American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2017	Valuation techniques	Unobservable inputs	Range	Impact to valuation from an increase in input*
Corporate bonds & notes	$12,878	Yield to call price	Yield to call	2.5% - 5.0%	Decrease
		Yield analysis	Yield risk premium	100 - 500 bps risk premium	Decrease
Convertible stocks	5,189	Accreted value (stated value increased by accrued dividends)	Payment-in-kind (PIK) dividend rate	N/A	Increase
		Estimated liquidation proceeds	Discount to reflect timing of receipt and amount of proceeds	25% discount	Decrease
Common stocks	5,493	Enterprise valuation	EV/EBITDA multiple	5.0x - 11.5x	Increase
		Arms-length transaction	Arms-length transaction	N/A	N/A
Rights & warrants	46	Net Present Value Model	Discount rate	12% discount	Decrease
	$23,606

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$213,976	$—	$213,976
Federal agency bonds & notes	—	63,383	—	63,383
U.S. Treasury bonds & notes	—	41,075	—	41,075
Asset-backed obligations	—	18,343	—	18,343
Corporate bonds & notes	—	—	214	214
Short-term securities	—	62,690	—	62,690
Total	$—	$399,467	$214	$399,681

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$84	$—	$—	$84
Unrealized appreciation on interest rate swaps	—	1,345	—	1,345
Liabilities:
Unrealized depreciation on futures contracts	(631)	—	—	(631)
Unrealized depreciation on interest rate swaps	—	(1,651)	—	(1,651)
Total	$(547)	$(306)	$—	$(853)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Ultra-Short Bond Fund

At June 30, 2017, all of the fund’s investment securities were classified as Level 2.

American Funds Insurance Series	147

U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,222,880	$—	$1,222,880
Mortgage-backed obligations	—	1,037,202	—	1,037,202
Federal agency bonds & notes	—	540,148	—	540,148
Short-term securities	—	204,545	—	204,545
Total	$—	$3,004,775	$—	$3,004,775

	Other investments
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$191	$—	$—	$191
Unrealized appreciation on interest rate swaps	—	16,711	—	16,711
Liabilities:
Unrealized depreciation on futures contracts	(6,688)	—	—	(6,688)
Unrealized depreciation on interest rate swaps	—	(24,340)	—	(24,340)
Total	$(6,497)	$(7,629)	$—	$(14,126)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Managed Risk Growth Fund

At June 30, 2017, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2017, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At June 30, 2017, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2017, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2017, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

148	American Funds Insurance Series

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

American Funds Insurance Series	149

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult for a fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the

150	American Funds Insurance Series

repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Management — The managed risk funds are subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the

American Funds Insurance Series	151

investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, a fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities.

152	American Funds Insurance Series

Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

American Funds Insurance Series	153

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amounts of futures contracts, forward currency contracts, interest rate swaps and credit default swaps for each fund (dollars in thousands):

					Interest	Credit
					rate	default
	Futures		Forwards		swaps	swaps
Global Growth Fund	Not applicable		$5,416		Not applicable	Not applicable
Global Small Capitalization Fund	Not applicable		94,919		Not applicable	Not applicable
International Fund	Not applicable		259,198		Not applicable	Not applicable
New World Fund	Not applicable		13,461		Not applicable	Not applicable
Global Growth and Income Fund	Not applicable		7,767	*	Not applicable	Not applicable
International Growth and Income Fund	Not applicable		15,682	*	Not applicable	Not applicable
Capital Income Builder	Not applicable		469		Not applicable	Not applicable
Asset Allocation Fund	$219,612		Not applicable		$2,097,900	Not applicable
Global Balanced Fund	Not applicable		17,483		Not applicable	Not applicable
Bond Fund	1,612,655		385,299		1,705,816	Not applicable
Global Bond Fund	89,251		519,687		244,046	Not applicable
High-Income Bond Fund	Not applicable		Not applicable		23,513	$33,633
Mortgage Fund	231,062		Not applicable		408,752	Not applicable
U.S. Government/AAA-Rated Securities Fund	2,614,240		Not applicable		6,343,500	Not applicable
Managed Risk International Fund	42,606	*	Not applicable		Not applicable	Not applicable

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

154	American Funds Insurance Series

The following tables present the financial statement impacts resulting from the funds’ use of futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended June 30, 2017 (dollars in thousands):

			Global Growth Fund	Global Small Capitalization Fund	International Fund
Assets	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized appreciation*	$—	$—	$—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	69	275	59
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
			$69	$275	$59

Liabilities	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized depreciation*	$—	$—	$—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	—	561	—
Forward currency	Currency	Payables for closed forward currency contracts	—	922	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
			$—	$1,483	$—

Net realized gain (loss)	Risk type	Location on statements of operations
Futures contracts	Interest	Net realized gain on futures contracts	$—	$—	$—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	134	(3,099)	(8,385)
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
			$134	$(3,099)	$(8,385)

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Futures contracts	Interest	Net unrealized appreciation (depreciation) on futures contracts	$—	$—	$—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
Forward currency	Currency	Net unrealized (depreciation) appreciation on forward currency contracts	(290)	(1,672)	2,203
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
			$(290)	$(1,672)	$2,203

See end of tables for footnote.

American Funds Insurance Series	155

			New World Fund	Global Growth and Income Fund	International Growth and Income Fund
Assets	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized appreciation*	$—	$—	$—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	183	—	—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
			$183	$—	$—

Liabilities	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized depreciation*	$—	$—	$—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	39	—	—
Forward currency	Currency	Payables for closed forward currency contracts	13	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
			$52	$—	$—

Net realized loss	Risk type	Location on statements of operations
Futures contracts	Interest	Net realized gain on futures contracts	$—	$—	$—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
Forward currency	Currency	Net realized loss on forward currency contracts	(859)	(157)	(143)
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
			$(859)	$(157)	$(143)

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Futures contracts	Interest	Net unrealized appreciation on futures contracts	$—	$—	$—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
Forward currency	Currency	Net unrealized appreciation (depreciation) on forward currency contracts	134	(147)	105
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
			$134	$(147)	$105

156	American Funds Insurance Series

			Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Assets	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized appreciation*	$—	$345	$—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—	—	167
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	180	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
			$—	$525	$167

Liabilities	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized depreciation*	$—	$—	$—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	5	—	119
Forward currency	Currency	Payables for closed forward currency contracts	—	—	9
Interest rate swaps	Interest	Net unrealized depreciation*	—	6,710	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
			$5	$6,710	$128

Net realized gain (loss)	Risk type	Location on statements of operations
Futures contracts	Interest	Net realized gain on futures contracts	$—	$1,548	$—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
Forward currency	Currency	Net realized loss on forward currency contracts	(26)	—	(115)
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	3,474	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
			$(26)	$5,022	$(115)

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Futures contracts	Interest	Net unrealized appreciation on futures contracts	$—	$104	$—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
Forward currency	Currency	Net unrealized depreciation on forward currency contracts	—	—	(53)
Interest rate swaps	Interest	Net unrealized depreciation on interest rate swaps	—	(2,901)	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
			$—	$(2,797)	$(53)

See end of tables for footnote.

American Funds Insurance Series	157

			Bond Fund	Global Bond Fund	High- Income Bond Fund
Assets	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized appreciation*	$939	$216	$—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,952	4,096	—
Forward currency	Currency	Receivables for closed forward currency contracts	—	185	—
Interest rate swaps	Interest	Net unrealized appreciation*	15,160	1,706	267
Credit default swaps	Credit	Net unrealized appreciation*	—	—	149
			$18,051	$6,203	$416

Liabilities	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized depreciation*	$4,547	$200	$—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	4,449	5,273	—
Forward currency	Currency	Payables for closed forward currency contracts	—	299	—
Interest rate swaps	Interest	Net unrealized depreciation*	7,336	923	21
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
			$16,332	$6,695	$21

Net realized gain (loss)	Risk type	Location on statements of operations
Futures contracts	Interest	Net realized gain on futures contracts	$19,307	$657	$—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
Forward currency	Currency	Net realized loss on forward currency contracts	(43,217)	(10,947)	—
Interest rate swaps	Interest	Net realized loss on interest rate swaps	(1,445)	(918)	(223)
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	553
			$(25,355)	$(11,208)	$330

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Futures contracts	Interest	Net unrealized (depreciation) appreciation on futures contracts	$(2,500)	$16	$—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
Forward currency	Currency	Net unrealized (depreciation) appreciation on forward currency contracts	(4,424)	4,188	—
Interest rate swaps	Interest	Net unrealized depreciation on interest rate swaps	(637)	(339)	(181)
Credit default swaps	Credit	Net unrealized depreciation on credit default swaps	—	—	(495)
			$(7,561)	$3,865	$(676)

158	American Funds Insurance Series

			Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk International Fund
Assets	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized appreciation*	$84	$191	$—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—	—	—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	1,345	16,711	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
			$1,429	$16,902	$—

Liabilities	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized depreciation*	$631	$6,688	$—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	—	—	—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	1,651	24,340	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
			$2,282	$31,028	$—

Net realized gain (loss)	Risk type	Location on statements of operations
Futures contracts	Interest	Net realize gain on futures contracts	$1,927	$11,432	$—
Futures contracts	Equity	Net realized loss on futures contracts	—	—	(624)
Futures contracts	Currency	Net realized gain on futures contracts	—	—	118
Forward currency	Currency	Net realized gain on forward currency contracts	—	—	—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	261	16,310	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
			$2,188	$27,742	$(506)

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Futures contracts	Interest	Net unrealized depreciation on futures contracts	$(230)	$(82)	$—
Futures contracts	Equity	Net unrealized depreciation on futures contracts	—	—	160
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	(142)
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation on interest rate swaps	(962)	(17,657)	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
			$(1,192)	$(17,739)	$18

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and/or credit default swaps as reported in the applicable table(s) following each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

American Funds Insurance Series	159

Collateral — Funds that invest in futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts participate in a collateral program. For futures contracts, interest rate swaps and credit default swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2017, if close-out netting was exercised (dollars in thousands):

Global Growth Fund

Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$69	$—	$—	$—	$69

Global Small Capitalization Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Citibank	$30	$30	$—	$—	$—
JPMorgan Chase	162	—	—	—	162
UBS AG	83	—	—	—	83
Total	$275	$(30)	$—	$—	$245
Liabilities:
Bank of America, N.A.	$442	$—	$(339)	$—	$103
Citibank	317	(30)	(287)	—	—
Goldman Sachs	480	—	—	—	480
HSBC Bank	244	—	—	—	244
Total	$1,483	$(30)	$(626)	$—	$827

International Fund

Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$59	$—	$—	$—	$59

160	American Funds Insurance Series

New World Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$25	$(21)	$—	$—	$4
Barclays Bank PLC	28	—	—	—	28
Citibank	27	(2)	—	—	25
Goldman Sachs	21	—	—	—	21
JPMorgan Chase	73	(12)	—	—	61
UBS AG	9	—	—	—	9
Total	$183	$(35)	$—	$—	$148
Liabilities:
Bank of America, N.A.	$21	$(21)	$—	$—	$—
Citibank	2	(2)	—	—	—
HSBC Bank	17	—	—	—	17
JPMorgan Chase	12	(12)	—	—	—
Total	$52	$(35)	$—	$—	$17

Capital Income Builder

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Bank of America, N.A.	$5	$—	$—	$—	$5

Global Balanced Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$42	$(33)	$—	$—	$9
Bank of New York Mellon	7	—	—	—	7
Barclays Bank PLC	11	(10)	—	—	1
Citibank	57	(10)	—	—	47
Goldman Sachs	10	(10)	—	—	—
HSBC Bank	5	(5)	—	—	—
JPMorgan Chase	10	(10)	—	—	—
UBS AG	25	(13)	—	—	—
Total	$167	$(91)	$—	$—	$76
Liabilities:
Bank of America, N.A.	$33	$(33)	$—	$—	$—
Barclays Bank PLC	10	(10)	—	—	—
Citibank	10	(10)	—	—	—
Goldman Sachs	13	(10)	—	—	—
HSBC Bank	11	(5)	—	—	3
JPMorgan Chase	38	(10)	—	—	6
UBS AG	13	(13)	—	—	28
Total	$128	$(91)	$—	$—	$37

See end of tables for footnote.

American Funds Insurance Series	161

Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$280	$(280)	$—	$—	$—
Barclays Bank PLC	9	—	—	—	9
HSBC Bank	599	—	(400)	—	199
JPMorgan Chase	408	(408)	—	—	—
UBS AG	656	—	(391)	—	265
Total	$1,952	$(688)	$(791)	$—	$—
Liabilities:
Bank of America, N.A.	$561	$(280)	$(281)	$—	$—
Citi	1,504	—	(1,504)	—	—
JPMorgan Chase	2,384	(408)	(1,976)	—	—
Total	$4,449	$(688)	$(3,761)	$—	$—

Global Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$461	$(461)	$—	$—	$—
Barclays Bank PLC	444	—	(353)	—	91
Citibank	1,119	(761)	—	—	358
Goldman Sachs	406	(388)	—	—	18
HSBC Bank	130	(130)	—	—	—
JPMorgan Chase	768	(768)	—	—	—
UBS AG	953	(329)	(573)	—	51
Total	$4,281	$(2,837)	$(926)	$—	$518
Liabilities:
Bank of America, N.A.	$1,636	$(461)	$(1,174)	$—	$1
Citibank	761	(761)	—	—	—
Goldman Sachs	388	(388)	—	—	—
HSBC Bank	1,044	(130)	(914)	—	—
JPMorgan Chase	1,414	(768)	(547)	—	99
UBS AG	329	(329)	—	—	—
Total	$5,572	$(2,837)	$(2,635)	$—	$100

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2017, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2013. Capital Income Builder is not subject to examination by U.S. federal tax authorities for tax years before 2014, the year the fund commenced operations.

162	American Funds Insurance Series

The funds are not subject to examination by state tax authorities for tax years before 2012. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by state tax authorities for tax years before 2014, the year the fund commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Global Growth and Income Fund and Growth-Income Fund for tax years before 2010; International Growth and Income Fund for tax years before 2011; Global Balanced Fund for tax years before 2012; Asset Allocation Fund, Bond Fund and Global Bond Fund for tax years before 2014 and High-Income Bond Fund for tax years before 2015. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of recent rulings from European courts, some of the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables in this section, some of the funds had capital loss carryforwards available at December 31, 2016. These will be used to offset any capital gains realized by the funds in the current year or in subsequent years through the expiration date. Funds with capital loss carryforwards will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Additional tax basis disclosures are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
As of December 31, 2016:
Undistributed ordinary income	$5,309	$16,070	$87,925	$31,353	$4,686	$69,604
Undistributed long-term capital gain	174,084	—	2,194,931	97,715	—	288,969
Capital loss carryforward:
No expiration	—	(55,253)	—	—	(123,342)	—
As of June 30, 2017:
Gross unrealized appreciation on investment securities	1,723,657	995,883	7,934,845	1,907,042	566,247	1,945,350
Gross unrealized depreciation on investment securities	(67,086)	(213,154)	(588,537)	(426,727)	(107,302)	(142,595)
Net unrealized appreciation (depreciation) on investment securities	1,656,571	782,729	7,346,308	1,480,315	458,945	1,802,755
Cost of investment securities	4,204,900	3,253,729	16,281,406	7,308,386	2,671,625	7,058,768

American Funds Insurance Series	163

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
As of December 31, 2016:
Undistributed ordinary income	$5,588	$95,174	$2,317	$21	$85,089	$—
Late year ordinary loss deferral*	—	—	—	—	—	(473)
Undistributed long-term capital gain	33,689	1,784,903	—	—	1,054,302	933
Capital loss carryforward:
No expiration	—	—	(12,324)	(6,972)	—	—
As of June 30, 2017:
Gross unrealized appreciation on investment securities	393,064	7,610,076	142,939	31,197	4,922,131	45,605
Gross unrealized depreciation on investment securities	(31,215)	(875,561)	(43,073)	(13,180)	(588,465)	(6,316)
Net unrealized appreciation (depreciation) on investment securities	361,849	6,734,515	99,866	18,017	4,333,666	39,289
Cost of investment securities	1,543,468	21,511,217	1,285,763	482,178	19,784,723	247,867

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
As of December 31, 2016:
Undistributed ordinary income	$176,002	$14,185	$19,119	$1,751	$—	$7,538
Late year ordinary loss deferral*	—	(9,683)	—	—	—	—
Undistributed long-term capital gain	41,190	267	—	1,475	—	—
Capital loss carryforward:
No expiration	—	—	(170,563)	—	—	(6,295)
Expiring 2017	—	—	(45,026)	—	—	—
	—	—	(215,589)	—	—	(6,295)

As of June 30, 2017:
Gross unrealized appreciation on investment securities	135,012	58,070	38,595	2,810	5	16,247
Gross unrealized depreciation on investment securities	(65,501)	(41,725)	(65,040)	(1,580)	(17)	(13,386)
Net unrealized appreciation (depreciation) on investment securities	69,511	16,345	(26,445)	1,230	(12)	2,861
Cost of investment securities	12,410,374	2,394,346	1,591,454	398,451	310,858	3,001,914

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2016:
Undistributed ordinary income	$729	$891	$4,274	$1,865	$31,585
Undistributed long-term capital gain	4,133	1,396	5,561	7,717	38,638
As of June 30, 2017:
Gross unrealized appreciation on investment securities	—	211	1,764	—	106,941
Gross unrealized depreciation on investment securities	(5,400)	—	—	(10,243)	—
Net unrealized appreciation (depreciation) on investment securities	(5,400)	211	1,764	(10,243)	106,941
Cost of investment securities	251,943	123,633	360,192	196,103	3,983,210

*	These deferrals are considered incurred in the subsequent year.

164	American Funds Insurance Series

The tax character of distributions paid to shareholders of each fund was as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2017			Year ended December 31, 2016
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$2,246	$55,298	$57,544	$24,109	$126,735	$150,844
Class 1A*	1	16	17
Class 2	3,157	114,893	118,050	44,725	291,772	336,497
Class 4	79	3,889	3,968	945	7,147	8,092
Total	$5,483	$174,096	$179,579	$69,779	$425,654	$495,433

Global Small Capitalization Fund

	Six months ended June 30, 2017			Year ended December 31, 2016
						Total
			Total			dividends and
	Ordinary	Long-term	dividends	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$6,344	$—	$6,344	$11,807	$273,687	$285,494
Class 1A*	— †	—	— †
Class 2	9,528	—	9,528	12,193	433,806	445,999
Class 4	220	—	220	142	6,715	6,857
Total	$16,092	$—	$16,092	$24,142	$714,208	$738,350

Growth Fund

	Six months ended June 30, 2017			Year ended December 31, 2016
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$30,665	$713,987	$744,652	$68,458	$603,135	$671,593
Class 1A*	3	63	66
Class 2	54,612	1,409,266	1,463,878	105,243	1,244,603	1,349,846
Class 3	740	18,484	19,224	1,482	16,336	17,818
Class 4	1,903	53,128	55,031	2,484	36,779	39,263
Total	$87,923	$2,194,928	$2,282,851	$177,667	$1,900,853	$2,078,520

International Fund

	Six months ended June 30, 2017			Year ended December 31, 2016
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$16,895	$49,783	$66,678	$59,237	$296,124	$355,361
Class 1A*	1	3	4
Class 2	14,140	46,642	60,782	51,666	334,251	385,917
Class 3	103	331	434	389	2,445	2,834
Class 4	309	1,066	1,375	794	4,665	5,459
Total	$31,448	$97,825	$129,273	$112,086	$637,485	$749,571

See end of tables for footnotes.

American Funds Insurance Series	165

New World Fund

	Six months ended June 30, 2017			Year ended December 31, 2016
			Total			Total
	Ordinary	Long-term	dividends	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$3,080	$—	$3,080	$17,725	$—	$17,725
Class 1A*	— †	—	— †
Class 2	1,283	—	1,283	7,100	—	7,100
Class 4	340	—	340	1,465	—	1,465
Total	$4,703	$—	$4,703	$26,290	$—	$26,290

Blue Chip Income and Growth Fund

	Six months ended June 30, 2017			Year ended December 31, 2016
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$42,318	$170,748	$213,066	$137,434	$292,079	$429,513
Class 1A*	2	5	7
Class 2	26,549	113,013	139,562	92,301	236,696	328,997
Class 4	1,292	5,605	6,897	2,759	4,934	7,693
Total	$70,161	$289,371	$359,532	$232,494	$533,709	$766,203

Global Growth and Income Fund

	Six months ended June 30, 2017			Year ended December 31, 2016
			Total
			dividends and			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$1,322	$7,109	$8,431	$11,131	$—	$11,131
Class 1A*	— †	— †	— †
Class 2	4,262	26,178	30,440	25,283	—	25,283
Class 4	63	404	467	257	—	257
Total	$5,647	$33,691	$39,338	$36,671	$—	$36,671

Growth-Income Fund

	Six months ended June 30, 2017			Year ended December 31, 2016
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$50,076	$884,958	$935,034	$263,296	$1,172,060	$1,435,356
Class 1A*	1	16	17
Class 2	43,011	853,292	896,303	250,881	1,329,722	1,580,603
Class 3	528	10,140	10,668	3,141	16,262	19,403
Class 4	1,662	36,513	38,175	8,305	45,834	54,139
Total	$95,278	$1,784,919	$1,880,197	$525,623	$2,563,878	$3,089,501

166	American Funds Insurance Series

International Growth and Income Fund

	Six months ended June 30, 2017			Year ended December 31, 2016
						Total
			Total			dividends and
	Ordinary	Long-term	dividends	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$1,924	$—	$1,924	$23,268	$3,458	$26,726
Class 1A*	— †	—	— †
Class 2	382	—	382	6,231	1,080	7,311
Class 4	54	—	54	895	149	1,044
Total	$2,360	$—	$2,360	$30,394	$4,687	$35,081

Capital Income Builder

	Six months ended June 30, 2017			Year ended December 31, 2016
			Total			Total
	Ordinary	Long-term	dividends	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$2,810	$—	$2,810	$4,372	$—	$4,372
Class 1A*	1	—	1
Class 2	7	—	7	2	—	2
Class 4	3,604	—	3,604	6,657	—	6,657
Total	$6,422	$—	$6,422	$11,031	$—	$11,031

Asset Allocation Fund

	Six months ended June 30, 2017			Year ended December 31, 2016
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$56,922	$666,425	$723,347	$229,739	$280,306	$510,045
Class 1A*	6	70	76
Class 2	18,277	241,077	259,354	81,019	120,303	201,322
Class 3	130	1,646	1,776	580	860	1,440
Class 4	10,033	145,207	155,240	38,591	61,673	100,264
Total	$85,368	$1,054,425	$1,139,793	$349,929	$463,142	$813,071

Global Balanced Fund

	Six months ended June 30, 2017			Year ended December 31, 2016
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$—	$243	$243	$939	$—	$939
Class 1A*	—	— †	— †
Class 2	—	628	628	2,225	—	2,225
Class 4	—	63	63	121	—	121
Total	$—	$934	$934	$3,285	$—	$3,285

See end of tables for footnotes.

American Funds Insurance Series	167

Bond Fund

	Six months ended June 30, 2017			Year ended December 31, 2016
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$110,298	$25,594	$135,892	$138,255	$11,305	$149,560
Class 1A*	6	1	7
Class 2	64,031	15,280	79,311	74,576	7,465	82,041
Class 4	1,814	441	2,255	1,614	150	1,764
Total	$176,149	$41,316	$217,465	$214,445	$18,920	$233,365

Global Bond Fund

	Six months ended June 30, 2017			Year ended December 31, 2016
						Total
			Total			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$7,194	$103	$7,297	$10,101	$872	$10,973
Class 1A*	— †	— †	— †
Class 2	6,965	100	7,065	7,811	923	8,734
Class 4	87	1	88	68	8	76
Total	$14,246	$204	$14,450	$17,980	$1,803	$19,783

High-Income Bond Fund

	Six months ended June 30, 2017			Year ended December 31, 2016
			Total			Total
	Ordinary	Long-term	dividends	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$9,084	$—	$9,084	$57,104	$—	$57,104
Class 1A*	1	—	1
Class 2	9,562	—	9,562	47,007	—	47,007
Class 3	156	—	156	746	—	746
Class 4	353	—	353	1,283	—	1,283
Total	$19,156	$—	$19,156	$106,140	$—	$106,140

Mortgage Fund

	Six months ended June 30, 2017			Year ended December 31, 2016
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$1,450	$1,186	$2,636	$7,780	$152	$7,932
Class 1A*	— †	— †	— †
Class 2	291	262	553	1,648	35	1,683
Class 4	40	39	79	222	5	227
Total	$1,781	$1,487	$3,268	$9,650	$192	$9,842

168	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Six months ended June 30, 2017			Year ended December 31, 2016
						Total
			Total			dividends and
	Ordinary	Long-term	dividends	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$3,834	$—	$3,834	$44,429	$7,982	$52,411
Class 1A*	— †	—	— †
Class 2	3,682	—	3,682	43,530	8,728	52,258
Class 3	27	—	27	307	60	367
Class 4	111	—	111	1,615	371	1,986
Total	$7,654	$—	$7,654	$89,881	$17,141	$107,022

Managed Risk Growth Fund

	Six months ended June 30, 2017			Year ended December 31, 2016
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$7	$22	$29	$3	$57	$60
Class P2	727	4,120	4,847	327	14,955	15,282
Total	$734	$4,142	$4,876	$330	$15,012	$15,342

Managed Risk International Fund

	Six months ended June 30, 2017			Year ended December 31, 2016
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$1	$2	$3	$2	$4	$6
Class P2	899	1,401	2,300	841	2,181	3,022
Total	$900	$1,403	$2,303	$843	$2,185	$3,028

Managed Risk Blue Chip Income and Growth Fund

	Six months ended June 30, 2017			Year ended December 31, 2016
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$2	$3	$5	$5	$8	$13
Class P2	4,292	5,566	9,858	3,370	5,915	9,285
Total	$4,294	$5,569	$9,863	$3,375	$5,923	$9,298

Managed Risk Growth-Income Fund

	Six months ended June 30, 2017			Year ended December 31, 2016
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$19	$73	$92	$15	$64	$79
Class P2	1,848	7,653	9,501	1,692	8,401	10,093
Total	$1,867	$7,726	$9,593	$1,707	$8,465	$10,172

See end of tables for footnotes.

American Funds Insurance Series	169

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2017			Year ended December 31, 2016
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$11,454	$13,811	$25,265	$16,330	$29,417	$45,747
Class P2	20,268	24,931	45,199	27,858	64,161	92,019
Total	$31,722	$38,742	$70,464	$44,188	$93,578	$137,766

*	Class 1A shares began investment operations on January 6, 2017.
†	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the six months ended June 30, 2017, total investment advisory services fees waived by CRMC were $1,178,000.

170	American Funds Insurance Series

The range of rates, net asset levels and the current annualized rates of average net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

	Rates		Net asset level (in billions)		For the period ended June 30,	For the period ended June 30,
	Beginning	Ending		In excess	2017,	2017,
Fund	with	with	Up to	of	before waiver	after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.523%	.523%
Global Small Capitalization Fund	.800	.635	.6	5.0	.698	.698
Growth Fund	.500	.280	.6	34.0	.327	.327
International Fund	.690	.430	.5	21.0	.498	.498
New World Fund	.850	.620	.5	2.5	.707	.707
Blue Chip Income and Growth Fund	.500	.360	.6	6.5	.389	.389
Global Growth and Income Fund	.690	.480	.6	3.0	.593	.593
Growth-Income Fund	.500	.219	.6	34.0	.264	.264
International Growth and Income Fund	.690	.530	.5	1.0	.622	.622
Capital Income Builder Fund	.500		all		.500	.500
Asset Allocation Fund	.500	.240	.6	21.0	.269	.269
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
Bond Fund	.480	.330	.6	8.0	.361	.361
Global Bond Fund	.570	.450	1.0	3.0	.530	.530
High-Income Bond Fund	.500	.420	.6	2.0	.465	.465
Mortgage Fund	.420	.290	.6	3.0	.420	.420
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.338	.338
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Blue Chip Income and Growth Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC to provide administrative services to all of the funds’ share classes. The services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, each share class of each fund, except the managed risk funds, pays an

American Funds Insurance Series	171

annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. For the managed risk funds, CRMC receives administrative services fees of 0.01% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Miscellaneous fee reimbursements — CRMC is currently reimbursing a portion of miscellaneous fees and expenses for each of the managed risk funds. Miscellaneous expenses exclude investment advisory services and distribution services fees. For the six months ended June 30, 2017, total expenses reimbursed by CRMC were $473,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$89
Class 1A*	$—	$—	†	—	†
Class 2	4,609	Not applicable		184
Class 4	140	140		6
Total class-specific expenses	$4,749	$140		$279

Global Small Capitalization Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$81
Class 1A*	$—	$—	†	—	†
Class 2	2,995	Not applicable		120
Class 4	65	65		2
Total class-specific expenses	$3,060	$65		$203

Growth Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$370
Class 1A*	$—	$—	†	—	†
Class 2	18,358	Not applicable		734
Class 3	175	Not applicable		10
Class 4	645	645		26
Total class-specific expenses	$19,178	$645		$1,140

International Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$203
Class 1A*	$—	$—	†	—	†
Class 2	4,966	Not applicable		199
Class 3	26	Not applicable		2
Class 4	100	100		4
Total class-specific expenses	$5,092	$100		$408

New World Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$94
Class 1A*	$—	$—	†	—	†
Class 2	1,199	Not applicable		48
Class 4	351	351		14
Total class-specific expenses	$1,550	$351		$156

Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$268
Class 1A*	$—	$—	†	—	†
Class 2	4,283	Not applicable		171
Class 4	195	195		8
Total class-specific expenses	$4,478	$195		$447

172	American Funds Insurance Series

Global Growth and Income Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$29
Class 1A*	$—	$—		—
Class 2	1,810	Not applicable		72
Class 4	24	24		1
Total class-specific expenses	$1,834	$24		$102

Growth-Income Fund
		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$670
Class 1A*	$—	$—	†	—	†
Class 2	16,474	Not applicable		659
Class 3	144	Not applicable		8
Class 4	671	671		27
Total class-specific expenses	$17,289	$671		$1,364

International Growth and Income Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$44
Class 1A*	$—	$—	†	—	†
Class 2	318	Not applicable		13
Class 4	52	52		2
Total class-specific expenses	$370	$52		$59

Capital Income Builder

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$9
Class 1A*	$—	$—	†	—	†
Class 2	1	Not applicable		—	†
Class 4	345	345		14
Total class-specific expenses	$346	$345		$23

Asset Allocation Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$702
Class 1A*	$—	$1		—	†
Class 2	6,593	Not applicable		264
Class 3	33	Not applicable		2
Class 4	3,822	3,822		153
Total class-specific expenses	$10,448	$3,823		$1,121

Global Balanced Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$3
Class 1A*	$—	$—		—
Class 2	232	Not applicable		9
Class 4	18	18		1
Total class-specific expenses	$250	$18		$13

Bond Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$349
Class 1A*	$—	$—	†	—	†
Class 2	4,920	Not applicable		197
Class 4	136	136		5
Total class-specific expenses	$5,056	$136		$551

Global Bond Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$58
Class 1A*	$—	$—	†	—	†
Class 2	1,422	Not applicable		57
Class 4	16	16		—	†
Total class-specific expenses	$1,438	$16		$115

High-Income Bond Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$47
Class 1A*	$—	$—	†	—	†
Class 2	996	Not applicable		40
Class 3	12	Not applicable		1
Class 4	32	32		1
Total class-specific expenses	$1,040	$32		$89

See end of tables for footnotes.

American Funds Insurance Series	173

Mortgage Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$14
Class 1A*	$—	$—	†	—	†
Class 2	78	Not applicable		3
Class 4	11	11		—
Total class-specific expenses	$89	$11		$17

Ultra-Short Bond Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$2
Class 1A*	$—	$—		—
Class 2	341	Not applicable		13
Class 3	4	Not applicable		—
Class 4	17	17		1
Total class-specific expenses	$362	$17		$16

U.S. Government/AAA-Rated Securities Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$73
Class 1A*	$—	$—	†	—	†
Class 2	1,856	Not applicable		74
Class 3	9	Not applicable		1
Class 4	68	68		3
Total class-specific expenses	$1,933	$68		$151

Managed Risk Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	Not applicable	$1
Class P2	$283	283
Total class-specific expenses	$283	$284

Managed Risk International Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	Not applicable	$—	†
Class P2	$140	140
Total class-specific expenses	$140	$140

Managed Risk Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	Not applicable	$—	†
Class P2	$431	432
Total class-specific expenses	$431	$432

Managed Risk Growth-Income Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	Not applicable	$2
Class P2	$217	217
Total class-specific expenses	$217	$219

Managed Risk Asset Allocation Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	Not applicable	$1,688
Class P2	$3,127	3,127
Total class-specific expenses	$3,127	$4,815

*	Class 1A shares began investment operations on January 6, 2017.
†	Amount less than one thousand.

174	American Funds Insurance Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$19	$8		$ 27
Global Small Capitalization Fund	14	6		20
Growth Fund	80	31		111
International Fund	28	11		39
New World Fund	11	4		15
Blue Chip Income and Growth Fund	32	12		44
Global Growth and Income Fund	7	3		10
Growth-Income Fund	96	37		133
International Growth and Income Fund	4	2		6
Capital Income Builder	1	1		2
Asset Allocation Fund	78	31		109
Global Balanced Fund	1	—	*	1
Bond Fund	40	15		55
Global Bond Fund	8	3		11
High-Income Bond Fund	7	2		9
Mortgage Fund	1	—	*	1
Ultra-Short Bond Fund	1	—	*	1
U.S. Government/AAA-Rated Securities Fund	11	4		15
Managed Risk Growth Fund	1	—	*	1
Managed Risk International Fund	1	—	*	1
Managed Risk Blue Chip Income and Growth Fund	2	—	*	2
Managed Risk Growth-Income Fund	1	—	*	1
Managed Risk Asset Allocation Fund	13	5		18

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sales transactions between each fund and related funds as of June 30, 2017 (dollars in thousands):

	Purchases	Sales
Global Small Capitalization Fund	$15,273	$105,787
International Fund	68,017	31,582
Blue Chip Income and Growth Fund	67,182	170,978

8. Committed line of credit

Global Small Capitalization Fund, New World Fund and High-Income Bond Fund participate with other funds managed by CRMC in a $1 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2017.

American Funds Insurance Series	175

 9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$89,305	3,373	$57,544	2,074	$(157,017)	(5,802)	$(10,168)	(355)
Class 1A2	538	19	16	1	(1)	— [3]	553	20
Class 2	29,976	1,163	118,050	4,296	(292,351)	(11,106)	(144,325)	(5,647)
Class 4	26,902	1,016	3,969	145	(5,458)	(208)	25,413	953
Total net increase (decrease)	$146,721	5,571	$179,579	6,516	$(454,827)	(17,116)	$(128,527)	(5,029)

Year ended December 31, 2016
Class 1	$214,321	8,771	$150,842	6,520	$(225,629)	(9,136)	$139,534	6,155
Class 2	98,924	4,087	336,499	14,694	(451,495)	(18,489)	(16,072)	292
Class 4	31,776	1,313	8,092	354	(28,384)	(1,172)	11,484	495
Total net increase (decrease)	$345,021	14,171	$495,433	21,568	$(705,508)	(28,797)	$134,946	6,942

Global Small Capitalization Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$78,076	3,560	$6,317	277		$(280,989)	(12,408)	$(196,596)	(8,571)
Class 1A2	141	7	—	—	[3]	— [3]	— [3]	141	7
Class 2	15,219	726	9,527	429		(158,031)	(7,414)	(133,285)	(6,259)
Class 4	15,135	704	220	9		(2,208)	(103)	13,147	610
Total net increase (decrease)	$108,571	4,997	$16,064	715		$(441,228)	(19,925)	$(316,593)	(14,213)

Year ended December 31, 2016
Class 1	$161,105	7,595	$285,447	14,932		$(368,707)	(16,753)	$77,845	5,774
Class 2	54,521	2,619	445,999	23,986		(293,447)	(14,137)	207,073	12,468
Class 4	16,563	792	6,857	365		(8,311)	(402)	15,109	755
Total net increase (decrease)	$232,189	11,006	$738,303	39,283		$(670,465)	(31,292)	$300,027	18,997

176	American Funds Insurance Series

Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$282,329	3,905	$742,365	10,520	$(491,403)	(6,732)	$533,291	7,693
Class 1A2	802	11	66	1	(5)	— [3]	863	12
Class 2	116,105	1,603	1,463,878	20,888	(1,084,545)	(14,970)	495,438	7,521
Class 3	275	4	19,224	271	(10,062)	(137)	9,437	138
Class 4	68,757	954	55,030	793	(21,417)	(300)	102,370	1,447
Total net increase (decrease)	$468,268	6,477	$2,280,563	32,473	$(1,607,432)	(22,139)	$1,141,399	16,811

Year ended December 31, 2016
Class 1	$458,166	7,079	$669,418	10,693	$(964,251)	(14,691)	$163,333	3,081
Class 2	177,712	2,745	1,349,846	21,732	(1,859,064)	(28,538)	(331,506)	(4,061)
Class 3	1,102	18	17,818	284	(27,723)	(425)	(8,803)	(123)
Class 4	75,062	1,167	39,264	638	(49,300)	(768)	65,026	1,037
Total net increase (decrease)	$712,042	11,009	$2,076,346	33,347	$(2,900,338)	(44,422)	$(111,950)	(66)

International Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$383,721	20,353	$66,548	3,387		$(240,741)	(12,822)	$209,528	10,918
Class 1A2	361	19	4	—	[3]	— [3]	— [3]	365	19
Class 2	85,351	4,660	60,782	3,107		(308,160)	(16,553)	(162,027)	(8,786)
Class 3	159	9	434	22		(1,871)	(101)	(1,278)	(70)
Class 4	24,587	1,324	1,376	71		(5,314)	(287)	20,649	1,108
Total net increase (decrease)	$494,179	26,365	$129,144	6,587		$(556,086)	(29,763)	$67,237	3,189

Year ended December 31, 2016
Class 1	$502,624	29,474	$355,240	22,171		$(416,969)	(24,055)	$440,895	27,590
Class 2	190,542	11,247	385,917	24,231		(598,017)	(34,790)	(21,558)	688
Class 3	122	7	2,834	177		(5,902)	(343)	(2,946)	(159)
Class 4	25,077	1,477	5,458	345		(7,439)	(436)	23,096	1,386
Total net increase (decrease)	$718,365	42,205	$749,449	46,924		$(1,028,327)	(59,624)	$439,487	29,505

New World Fund

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$126,934	5,828	$3,072	136		$(287,145)	(12,786)	$(157,139)	(6,822)
Class 1A2	163	7	—	—	[3]	— [3]	— [3]	163	7
Class 2	123,916	5,750	1,283	57		(173,508)	(8,085)	(48,309)	(2,278)
Class 4	53,144	2,480	340	15		(8,319)	(389)	45,165	2,106
Total net increase (decrease)	$304,157	14,065	$4,695	208		$(468,972)	(21,260)	$(160,120)	(6,987)

Year ended December 31, 2016
Class 1	$343,390	17,604	$17,686	901		$(250,303)	(12,858)	$110,773	5,647
Class 2	51,238	2,661	7,100	365		(149,682)	(7,790)	(91,344)	(4,764)
Class 4	71,177	3,754	1,465	75		(12,695)	(670)	59,947	3,159
Total net increase (decrease)	$465,805	24,019	$26,251	1,341		$(412,680)	(21,318)	$79,376	4,042

See end of tables for footnotes.

American Funds Insurance Series	177

Blue Chip Income and Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$345,090	24,688	$211,819	15,371	$(475,150)	(33,513)	$81,759	6,546
Class 1A2	168	12	7	1	(10)	(1)	165	12
Class 2	27,058	1,962	139,561	10,239	(197,271)	(14,224)	(30,652)	(2,023)
Class 4	49,953	3,614	6,897	507	(14,591)	(1,051)	42,259	3,070
Total net increase (decrease)	$422,269	30,276	$358,284	26,118	$(687,022)	(48,789)	$93,531	7,605

Year ended December 31, 2016
Class 1	$986,168	74,990	$426,031	33,628	$(260,962)	(20,029)	$1,151,237	88,589
Class 2	42,572	3,274	328,996	26,334	(424,524)	(32,897)	(52,956)	(3,289)
Class 4	105,759	8,137	7,693	611	(18,601)	(1,441)	94,851	7,307
Total net increase (decrease)	$1,134,499	86,401	$762,720	60,573	$(704,087)	(54,367)	$1,193,132	92,607

Global Growth and Income Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1[2]	$43,654	3,156	$7,982		546		$(289,329)	(19,613)	$(237,693)	(15,911)
Class 1A	10	1	—	[3]	—	[3]	—	—	10	1
Class 2	11,144	809	30,440		2,091		(115,651)	(8,266)	(74,067)	(5,366)
Class 4	8,243	584	467		33		(1,764)	(126)	6,946	491
Total net increase (decrease)	$63,051	4,550	$38,889		2,670		$(406,744)	(28,005)	$(304,804)	(20,785)

Year ended December 31, 2016
Class 1	$292,208	23,201	$10,481		808		$(49,576)	(3,887)	$253,113	20,122
Class 2	25,520	2,043	25,283		1,955		(199,986)	(15,865)	(149,183)	(11,867)
Class 4	12,357	989	257		20		(2,230)	(180)	10,384	829
Total net increase (decrease)	$330,085	26,233	$36,021		2,783		$(251,792)	(19,932)	$114,314	9,084

Growth-Income Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$885,451	18,923	$932,415	20,385		$(538,378)	(11,476)	$1,279,488	27,832
Class 1A2	452	10	17	—	[3]	(3)	— [3]	466	10
Class 2	71,012	1,527	896,303	19,808		(825,238)	(17,743)	142,077	3,592
Class 3	232	5	10,668	233		(11,221)	(239)	(321)	(1)
Class 4	56,549	1,226	38,175	850		(23,522)	(509)	71,202	1,567
Total net increase (decrease)	$1,013,696	21,691	$1,877,578	41,276		$(1,398,362)	(29,967)	$1,492,912	33,000

Year ended December 31, 2016
Class 1	$1,364,357	31,261	$1,429,866	34,358		$(830,642)	(18,888)	$1,963,581	46,731
Class 2	142,903	3,288	1,580,603	38,422		(1,561,195)	(35,880)	162,311	5,830
Class 3	1,293	30	19,402	467		(23,792)	(543)	(3,097)	(46)
Class 4	72,892	1,695	54,139	1,325		(35,791)	(829)	91,240	2,191
Total net increase (decrease)	$1,581,445	36,274	$3,084,010	74,572		$(2,451,420)	(56,140)	$2,214,035	54,706

178	American Funds Insurance Series

International Growth and Income Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$170,779	10,248	$1,924		116		$(51,629)	(3,183)	$121,074	7,181
Class 1A2	15	1	—	[3]	—	[3]	—	—	15	1
Class 2	4,036	261	383		23		(20,376)	(1,299)	(15,957)	(1,015)
Class 4	5,798	368	53		3		(1,442)	(92)	4,409	279
Total net increase (decrease)	$180,628	10,878	$2,360		142		$(73,447)	(4,574)	$109,541	6,446

Year ended December 31, 2016
Class 1	$105,994	7,226	$26,726		1,853		$(5,982)	(396)	$126,738	8,683
Class 2	17,101	1,182	7,312		508		(30,910)	(2,088)	(6,497)	(398)
Class 4	8,076	551	1,044		73		(3,762)	(258)	5,358	366
Total net increase (decrease)	$131,171	8,959	$35,082		2,434		$(40,654)	(2,742)	$125,599	8,651

Capital Income Builder

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$36,029	3,673	$2,810	282		$(3,569)	(367)	$35,270	3,588
Class 1A2	73	7	1	—	[3]	— [3]	— [3]	74	7
Class 2	569	58	7	1		(10)	(1)	566	58
Class 4	31,567	3,215	3,604	363		(10,100)	(1,029)	25,071	2,549
Total net increase (decrease)	$68,238	6,953	$6,422	646		$(13,679)	(1,397)	$60,981	6,202

Year ended December 31, 2016
Class 1	$95,122	9,946	$4,372	458		$(23,129)	(2,439)	$76,365	7,965
Class 2	144	15	2	—		(2)	—	144	15
Class 4	113,152	11,813	6,657	699		(20,474)	(2,162)	99,335	10,350
Total net increase (decrease)	$208,418	21,774	$11,031	1,157		$(43,605)	(4,601)	$175,844	18,330

Asset Allocation Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$1,223,552	53,798	$723,346	32,207	$(270,322)	(11,893)	$1,676,576	74,112
Class 1A2	1,962	85	76	4	(1)	— [3]	2,037	89
Class 2	79,620	3,555	259,355	11,661	(287,825)	(12,784)	51,150	2,432
Class 3	561	25	1,775	78	(2,001)	(88)	335	15
Class 4	198,612	8,889	155,241	7,009	(110,844)	(4,987)	243,009	10,911
Total net increase (decrease)	$1,504,307	66,352	$1,139,793	50,959	$(670,993)	(29,752)	$1,973,107	87,559

Year ended December 31, 2016
Class 1	$1,419,998	67,404	$510,045	24,119	$(436,287)	(20,771)	$1,493,756	70,752
Class 2	190,550	9,074	201,323	9,626	(504,479)	(24,294)	(112,606)	(5,594)
Class 3	672	32	1,439	68	(4,926)	(233)	(2,815)	(133)
Class 4	385,933	18,332	100,264	4,812	(163,695)	(7,917)	322,502	15,227
Total net increase (decrease)	$1,997,153	94,842	$813,071	38,625	$(1,109,387)	(53,215)	$1,700,837	80,252

See end of tables for footnotes.

American Funds Insurance Series	179

Global Balanced Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$7,400	625	$243		20		$(2,827)	(243)	$4,816	402
Class 1A2	10	1	—	[3]	—	[3]	—	—	10	1
Class 2	8,051	686	628		51		(13,017)	(1,108)	(4,338)	(371)
Class 4	10,398	883	63		5		(554)	(47)	9,907	841
Total net increase (decrease)	$25,859	2,195	$934		76		$(16,398)	(1,398)	$10,395	873

Year ended December 31, 2016
Class 1	$20,046	1,826	$939		85		$(6,690)	(590)	$14,295	1,321
Class 2	22,939	2,066	2,226		201		(22,938)	(2,086)	2,227	181
Class 4	9,506	864	121		11		(652)	(59)	8,975	816
Total net increase (decrease)	$52,491	4,756	$3,286		297		$(30,280)	(2,735)	$25,497	2,318

Bond Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$510,398	46,925	$134,744	12,407	$(1,110,594)	(101,036)	$(465,452)	(41,704)
Class 1A2	390	35	7	1	— [3]	— [3]	397	36
Class 2	61,700	5,733	79,311	7,392	(144,658)	(13,418)	(3,647)	(293)
Class 4	28,880	2,677	2,255	210	(11,431)	(1,057)	19,704	1,830
Total net increase (decrease)	$601,368	55,370	$216,317	20,010	$(1,266,683)	(115,511)	$(448,998)	(40,131)

Year ended December 31, 2016
Class 1	$1,345,167	121,199	$148,075	13,631	$(420,052)	(38,234)	$1,073,190	96,596
Class 2	144,585	13,214	82,041	7,631	(444,145)	(40,888)	(217,519)	(20,043)
Class 4	57,784	5,273	1,763	164	(16,674)	(1,523)	42,873	3,914
Total net increase (decrease)	$1,547,536	139,686	$231,879	21,426	$(880,871)	(80,645)	$898,544	80,467

Global Bond Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$84,823	7,382	$7,297		621		$(35,529)	(3,105)	$56,591	4,898
Class 1A2	31	3	—	[3]	—	[3]	— [3]	—	31	3
Class 2	25,366	2,239	7,064		606		(42,479)	(3,713)	(10,049)	(868)
Class 4	3,024	266	88		7		(1,118)	(98)	1,994	175
Total net increase (decrease)	$113,244	9,890	$14,449		1,234		$(79,126)	(6,916)	$48,567	4,208

Year ended December 31, 2016
Class 1	$213,129	18,309	$10,956		974		$(159,412)	(13,652)	$64,673	5,631
Class 2	36,347	3,158	8,734		780		(156,676)	(13,741)	(111,595)	(9,803)
Class 4	10,946	954	76		7		(4,634)	(404)	6,388	557
Total net increase (decrease)	$260,422	22,421	$19,766		1,761		$(320,722)	(27,797)	$(40,534)	(3,615)

180	American Funds Insurance Series

High-Income Bond Fund

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$38,805	3,712	$8,924	846		$(290,478)	(27,344)	$(242,749)	(22,786)
Class 1A2	114	11	1	—	[3]	(5)	— [3]	110	11
Class 2	8,564	833	9,562	921		(45,151)	(4,381)	(27,025)	(2,627)
Class 3	380	36	156	15		(641)	(61)	(105)	(10)
Class 4	54,593	4,954	353	31		(53,926)	(4,896)	1,020	89
Total net increase (decrease)	$102,456	9,546	$18,996	1,813		$(390,201)	(36,682)	$(268,749)	(25,323)

Year ended December 31, 2016
Class 1	$69,042	6,945	$56,592	5,626		$(291,328)	(30,021)	$(165,694)	(17,450)
Class 2	22,831	2,394	47,007	4,738		(116,168)	(11,943)	(46,330)	(4,811)
Class 3	2,650	279	746	74		(3,553)	(365)	(157)	(12)
Class 4	90,979	8,413	1,283	120		(73,640)	(6,754)	18,622	1,779
Total net increase (decrease)	$185,502	18,031	$105,628	10,558		$(484,689)	(49,083)	$(193,559)	(20,494)

Mortgage Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$29,211	2,753	$2,512	236	$(29,154)	(2,743)	$2,569	246
Class 1A2	109	10	1	1	(5)	(1)	105	10
Class 2	3,827	361	553	52	(5,124)	(483)	(744)	(70)
Class 4	3,237	307	79	7	(2,523)	(239)	793	75
Total net increase (decrease)	$36,384	3,431	$3,145	296	$(36,806)	(3,466)	$2,723	261

Year ended December 31, 2016
Class 1	$28,827	2,669	$7,933	749	$(38,385)	(3,569)	$(1,625)	(151)
Class 2	18,388	1,714	1,683	159	(15,825)	(1,473)	4,246	400
Class 4	14,879	1,395	227	22	(17,844)	(1,676)	(2,738)	(259)
Total net increase (decrease)	$62,094	5,778	$9,843	930	$(72,054)	(6,718)	$(117)	(10)

Ultra-Short Bond Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$3,979	353	$—	—	$(9,066)	(804)	$(5,087)	(451)
Class 1A2	10	1	—	—	—	—	10	1
Class 2	26,711	2,429	—	—	(66,149)	(6,017)	(39,438)	(3,588)
Class 3	74	7	—	—	(351)	(31)	(277)	(24)
Class 4	9,477	852	—	—	(5,608)	(504)	3,869	348
Total net increase (decrease)	$40,251	3,642	$—	—	$(81,174)	(7,356)	$(40,923)	(3,714)

Year ended December 31, 2016
Class 1	$15,562	1,382	$—	—	$(17,527)	(1,556)	$(1,965)	(174)
Class 2	128,178	11,656	—	—	(133,142)	(12,108)	(4,964)	(452)
Class 3	2,647	238	—	—	(4,768)	(429)	(2,121)	(191)
Class 4	18,372	1,649	—	—	(21,287)	(1,911)	(2,915)	(262)
Total net increase (decrease)	$164,759	14,925	$—	—	$(176,724)	(16,004)	$(11,965)	(1,079)

See end of tables for footnotes.

American Funds Insurance Series	181

U.S. Government/AAA-Rated Securities Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class 1	$44,091	3,625	$3,834		312		$(211,044)	(17,165)	$(163,119)	(13,228)
Class 1A2	111	9	—	[3]	—	[3]	— [3]	— [3]	111	9
Class 2	18,100	1,504	3,682		303		(60,061)	(4,986)	(38,279)	(3,179)
Class 3	691	57	26		2		(642)	(53)	75	6
Class 4	11,941	987	111		10		(12,741)	(1,058)	(689)	(61)
Total net increase (decrease)	$74,934	6,182	$7,653		627		$(284,488)	(23,262)	$(201,901)	(16,453)

Year ended December 31, 2016
Class 1	$111,564	8,949	$52,411		4,280		$(89,943)	(7,217)	$74,032	6,012
Class 2	65,544	5,287	52,257		4,303		(160,525)	(13,019)	(42,724)	(3,429)
Class 3	1,568	125	368		30		(2,199)	(176)	(263)	(21)
Class 4	58,794	4,745	1,986		163		(48,646)	(3,930)	12,134	978
Total net increase (decrease)	$237,470	19,106	$107,022		8,776		$(301,313)	(24,342)	$43,179	3,540

Managed Risk Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class P1	$506	43	$29	3	$(95)	(8)	$440	38
Class P2	23,896	2,084	4,847	408	(8,089)	(699)	20,654	1,793
Total net increase (decrease)	$24,402	2,127	$4,876	411	$(8,184)	(707)	$21,094	1,831

Year ended December 31, 2016
Class P1	$492	46	$60	6	$(168)	(16)	$384	36
Class P2	63,452	5,983	15,282	1,507	(14,771)	(1,388)	63,963	6,102
Total net increase (decrease)	$63,944	6,029	$15,342	1,513	$(14,939)	(1,404)	$64,347	6,138

Managed Risk International Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class P1	$95	10	$3	—	[3]	$(131)	(13)	$(33)	(3)
Class P2	14,561	1,527	2,300	230		(5,436)	(552)	11,425	1,205
Total net increase (decrease)	$14,656	1,537	$2,303	230		$(5,567)	(565)	$11,392	1,202

Year ended December 31, 2016
Class P1	$41	4	$6	1		$(53)	(6)	$(6)	(1)
Class P2	25,545	2,830	3,022	346		(8,610)	(948)	19,957	2,228
Total net increase (decrease)	$25,586	2,834	$3,028	347		$(8,663)	(954)	$19,951	2,227

182	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class P1	$59	5	$5	1	$(133)	(11)	$(69)	(5)
Class P2	73,692	6,177	9,858	830	(19,665)	(1,636)	63,885	5,371
Total net increase (decrease)	$73,751	6,182	$9,863	831	$(19,798)	(1,647)	$63,816	5,366

Year ended December 31, 2016
Class P1	$60	6	$13	1	$(20)	(2)	$53	5
Class P2	139,800	12,424	9,285	848	(10,609)	(952)	138,476	12,320
Total net increase (decrease)	$139,860	12,430	$9,298	849	$(10,629)	(954)	$138,529	12,325

Managed Risk Growth-Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class P1	$549	47	$92	8	$(91)	(8)	$550	47
Class P2	17,017	1,467	9,501	835	(7,374)	(636)	19,144	1,666
Total net increase (decrease)	$17,566	1,514	$9,593	843	$(7,465)	(644)	$19,694	1,713

Year ended December 31, 2016
Class P1	$746	68	$79	7	$(343)	(31)	$482	44
Class P2	41,955	3,864	10,093	964	(13,341)	(1,227)	38,707	3,601
Total net increase (decrease)	$42,701	3,932	$10,172	971	$(13,684)	(1,258)	$39,189	3,645

Managed Risk Asset Allocation Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2017
Class P1	$167,060	13,314	$25,265	1,986	$(13,626)	(1,081)	$178,699	14,219
Class P2	173,524	13,882	45,199	3,559	(73,802)	(5,872)	144,921	11,569
Total net increase (decrease)	$340,584	27,196	$70,464	5,545	$(87,428)	(6,953)	$323,620	25,788

Year ended December 31, 2016
Class P1	$443,537	37,855	$45,747	3,957	$(14,583)	(1,270)	$474,701	40,542
Class P2	369,887	31,502	92,019	7,990	(131,962)	(11,243)	329,944	28,249
Total net increase (decrease)	$813,424	69,357	$137,766	11,947	$(146,545)	(12,513)	$804,645	68,791

[1]	Includes exchanges between share classes of the fund.
[2]	Class 1A shares began investment operations on January 6, 2017.
[3]	Amount less than one thousand.

American Funds Insurance Series	183

10. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the six months ended June 30, 2017 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$1,296,935	$697,762	$3,483,444	$1,232,121	$1,178,332	$1,874,187
Sales of investment securities*	1,445,347	1,010,526	5,044,575	1,446,519	1,181,361	1,711,030
Non-U.S. taxes paid on interest income	—	—	—	(11)	19	—
Non-U.S. taxes paid on realized gains	51	—	—	512	—	—
Non-U.S. taxes provided on unrealized gains	49	33	—	2,992	2,114	—
Dividends from affiliated issuers	—	999	—	—	—	—
Net realized (loss) gain from affiliated issuers	—	(3,537)	—	—	—	—

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$438,265	$3,807,445	$448,899	$183,484	$7,356,916	$72,913
Sales of investment securities*	728,490	3,914,474	390,545	137,173	6,913,815	56,404
Non-U.S. taxes paid on interest income	—	—	8	—	—	10
Non-U.S. taxes paid on realized gains	494	10	66	—	—	1
Non-U.S. taxes provided on unrealized gains	569	122	737	—	108	3
Dividends from affiliated issuers	—	—	—	—	—	—
Net realized (loss) gain from affiliated issuers	—	—	—	—	—	—

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*	$10,776,837	$1,043,219	$698,302	$1,402,401	$—	$9,719,948
Sales of investment securities*	12,666,209	1,178,903	896,758	1,393,925	—	9,645,828
Non-U.S. taxes paid on interest income	—	313	(5)	—	—	—
Non-U.S. taxes paid on realized gains	—	223	—	—	—	—
Non-U.S. taxes provided on unrealized gains	10	188	5	—	—	—
Dividends from affiliated issuers	—	—	—	—	—	—
Net realized (loss) gain from affiliated issuers	—	—	—	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$43,200	$14,631	$79,280	$26,194	$434,120
Sales of investment securities*	10,750	4,448	15,254	5,069	14,247
Non-U.S. taxes paid on interest income	—	—	—	—	—
Non-U.S. taxes paid on realized gains	—	—	—	—	—
Non-U.S. taxes provided on unrealized gains	—	—	—	—	—
Dividends from affiliated issuers	365	397	1,244	488	12,067
Net realized (loss) gain from affiliated issuers	(574)	(483)	(296)	(554)	1,372

*	Excludes short-term securities and U.S. government obligations, if any.

184	American Funds Insurance Series

11. Ownership concentration

At June 30, 2017, CRMC held aggregate ownership of 11% of the outstanding shares of Global Balanced Fund. The ownership represents the seed money invested in the fund when the fund began operations. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio, American Funds Insurance Series - Managed Risk Asset Allocation Fund and American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 34%, 16% and 15% of the outstanding shares of Capital Income Builder, Asset Allocation Fund and Global Balanced Fund, respectively.

American Funds Insurance Series	185

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund

Class 1:
6/30/17 [2,3]	$24.05	$.20	$4.31	$4.51	$(.03)	$(.84)	$(.87)	$27.69	18.75%[4]		$1,866		.55%[5]		1.53%[5]
12/31/16	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87		1,630		.56		1.00
12/31/15	27.48	.25	1.80	2.05	(.35)	(2.79)	(3.14)	26.39	7.24		1,626		.55		.90
12/31/14	30.11	.31 [6]	.40	.71	(.40)	(2.94)	(3.34)	27.48	2.52		1,558		.55		1.08	[6]
12/31/13	23.58	.31	6.62	6.93	(.40)	—	(.40)	30.11	29.51		1,508		.55		1.17
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89		1,466		.56		1.38
Class 1A:
6/30/17[2,3,7]	24.50	.24	3.80	4.04	(.03)	(.84)	(.87)	27.67	16.49	[4]	1		.38	[4]	.87	[4]
Class 2:
6/30/17[2,3]	23.85	.16	4.27	4.43	(.02)	(.84)	(.86)	27.42	18.57	[4]	3,850		.80	[5]	1.27	[5]
12/31/16	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62		3,483		.81		.76
12/31/15	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94		3,817		.80		.66
12/31/14	29.92	.24 [6]	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31		3,992		.80		.85	[6]
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18		4,379		.80		.91
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56		3,723		.81		1.13
Class 4:
6/30/17[2,3]	23.81	.14	4.26	4.40	(.02)	(.84)	(.86)	27.35	18.44	[4]	134		1.05	[5]	1.07	[5]
12/31/16	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37		94		1.06		.50
12/31/15	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69		91		1.05		.34
12/31/14	30.07	.07 [6]	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01		19		1.05		.266
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36		1		1.06		.43
12/31/12[2,8]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27	[4,9]	—	[10]	.02	[4,9]	.04	[4,9]

Global Small Capitalization Fund

Class 1:
6/30/17[2,3]	$20.24	$.08	$2.52	$2.60	$(.10)	$—	$(.10)	$22.74	12.82%[4]		$1,526		.73%[5]		.72%[5]
12/31/16	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35		1,532		.74		.57
12/31/15	26.09	.04	.36	.40	—	(2.08)	(2.08)	24.41	.50		1,706		.73		.15
12/31/14	25.69	.09	.52	.61	(.09)	(.12)	(.21)	26.09	2.36		1,411		.74		.34
12/31/13	20.16	.04	5.70	5.74	(.21)	—	(.21)	25.69	28.60		1,241		.74		.17
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51		1,019		.75		.46
Class 1A:
6/30/17[2,3,7]	20.70	.11	2.02	2.13	(.10)	—	(.10)	22.73	10.26	[4]	—	[10]	.45	[4]	.49	[4]
Class 2:
6/30/17[2,3]	19.72	.05	2.46	2.51	(.09)	—	(.09)	22.14	12.71	[4]	2,447		.98	[5]	.46	[5]
12/31/16	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10		2,303		.99		.31
12/31/15	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27		2,492		.98		(.10)
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12		2,738		.99		.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28		2,955		.99		(.05)
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18		2,603		1.00		.20
Class 4:
6/30/17[2,3]	19.91	.03	2.47	2.50	(.08)	—	(.08)	22.33	12.57	[4]	61		1.23	[5]	.26	[5]
12/31/16	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85		42		1.24		.03
12/31/15	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)		34		1.23		(.37)
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88		12		1.24		(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01		4		1.24		(.50)
12/31/12[2,8]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80	[4,9]	—	[10]	.04	[4,9]	.04	[4,9]

186	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
6/30/17[2,3]	$67.29	$.33		$9.91	$10.24	$(.12)	$(7.33)	$(7.45)	$70.08	15.15%[4]		$7,757		.35%[5]		.90%[5]
12/31/16	68.02	.67		5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77		6,931		.35		1.03
12/31/15	80.15	.64		5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12		6,796		.35		.87
12/31/14	78.54	.88	[6]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78		7,118		.35		1.12	[6]
12/31/13	60.90	.64		17.84	18.48	(.84)	—	(.84)	78.54	30.43		7,003		.35		.93
12/31/12	52.07	.63		8.83	9.46	(.63)	—	(.63)	60.90	18.19		7,116		.35		1.10
Class 1A:
6/30/17[2,3,7]	68.84	.38		8.26	8.64	(.12)	(7.33)	(7.45)	70.03	12.48	[4]	1		.28	[4]	.51	[4]
Class 2:
6/30/17[2,3]	66.92	.23		9.86	10.09	(.09)	(7.33)	(7.42)	69.59	15.00	[4]	15,059		.60	[5]	.65	[5]
12/31/16	67.69	.51		5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49		13,978		.60		.78
12/31/15	79.84	.46		5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86		14,414		.60		.62
12/31/14	77.94	.68	[6]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51		15,413		.60		.87	[6]
12/31/13	60.45	.47		17.68	18.15	(.66)	—	(.66)	77.94	30.11		16,334		.60		.68
12/31/12	51.68	.47		8.77	9.24	(.47)	—	(.47)	60.45	17.89		14,911		.60		.83
Class 3:
6/30/17[2,3]	67.67	.26		9.97	10.23	(.10)	(7.33)	(7.43)	70.47	15.05	[4]	201		.53	[5]	.72	[5]
12/31/16	68.37	.56		5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56		183		.53		.85
12/31/15	80.47	.51		5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92		194		.53		.69
12/31/14	78.62	.74	[6]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58		208		.53		.94	[6]
12/31/13	60.97	.52		17.84	18.36	(.71)	—	(.71)	78.62	30.20		216		.53		.75
12/31/12	52.13	.53		8.83	9.36	(.52)	—	(.52)	60.97	17.97		189		.53		.92
Class 4:
6/30/17[2,3]	66.41	.15		9.77	9.92	(.07)	(7.33)	(7.40)	68.93	14.86	[4]	575		.85	[5]	.41	[5]
12/31/16	67.26	.34		5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22		458		.85		.53
12/31/15	79.74	.29		5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59		394		.85		.42
12/31/14	78.32	.37	[6]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25		24		.85		.47	[6]
12/31/13	60.90	.29		17.90	18.19	(.77)	—	(.77)	78.32	29.96		5		.85		.40
12/31/12[2,8]	60.55	.03		.78	.81	(.46)	—	(.46)	60.90	1.33	[4,9]	—	[10]	.02	[4,9]	.05	[4,9]

See end of tables for footnotes.

American Funds Insurance Series	187

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

International Fund

Class 1:
6/30/17[2,3]	$16.82	$.18		$2.97	$3.15	$(.07)	$(.23)	$(.30)	$19.67	18.71%[4]	$4,487		.53%[5]		1.98%[5]
12/31/16	18.08	.27		.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652		.54		1.57
12/31/15	20.35	.29		(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427		.54		1.41
12/31/14	21.22	.30		(.81)	(.51)	(.36)	—	(.36)	20.35	(2.41)	3,282		.54		1.43
12/31/13	17.68	.27		3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324		.54		1.41
12/31/12	15.21	.30		2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618		.54		1.81
Class 1A:
6/30/17[2,3,7]	17.17	.17		2.61	2.78	(.07)	(.23)	(.30)	19.65	16.17 [4]	—	[10]	.36	[4]	.90	[4]
Class 2:
6/30/17[2,3]	16.76	.16		2.95	3.11	(.06)	(.23)	(.29)	19.58	18.55 [4]	4,165		.785		1.72	[5]
12/31/16	18.02	.23		.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710		.79		1.35
12/31/15	20.29	.24		(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978		.79		1.17
12/31/14	21.15	.25		(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374		.79		1.19
12/31/13	17.62	.22		3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916		.79		1.15
12/31/12	15.16	.26		2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		1.57
Class 3:
6/30/17[2,3]	16.85	.16		2.98	3.14	(.06)	(.23)	(.29)	19.70	18.64 [4]	30		.71	[5]	1.79	[5]
12/31/16	18.11	.24		.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27		.72		1.42
12/31/15	20.38	.25		(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32		.72		1.24
12/31/14	21.24	.27		(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38		.72		1.28
12/31/13	17.70	.23		3.59	3.82	(.28)	—	(.28)	21.24	21.67	46		.72		1.22
12/31/12	15.23	.27		2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		1.65
Class 4:
6/30/17[2,3]	16.64	.14		2.94	3.08	(.06)	(.23)	(.29)	19.43	18.48 [4]	98		1.03	[5]	1.51	[5]
12/31/16	17.93	.18		.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66		1.04		1.03
12/31/15	20.23	.17		(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46		1.04		.88
12/31/14	21.16	.07		(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18		1.04		.31
12/31/13	17.68	(.01)		3.79	3.78	(.30)	—	(.30)	21.16	21.48	2		1.04		(.07)
12/31/12[2,8]	17.79	.01		.16	.17	(.28)	—	(.28)	17.68	.98 [4,9]	—	[10]	.02	[4,9]	.05	[4,9]

New World Fund

Class 1:
6/30/17[2,3]	$19.72	$.17		$2.71	$2.88	$(.04)	$—	$(.04)	$22.56	14.59%[4]	$1,841		.75%[5]		1.55%[5]
12/31/16	18.87	.24		.81	1.05	(.20)	—	(.20)	19.72	5.59	1,743		.78		1.25
12/31/15	20.72	.19		(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562		.79		.92
12/31/14	25.08	.29	[6]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433		.78		1.23	[6]
12/31/13	22.93	.34		2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388		.78		1.45
12/31/12	19.65	.33		3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140		.79		1.54
Class 1A:
6/30/17[2,3,7]	20.14	.21		2.23	2.44	(.04)	—	(.04)	22.54	12.10 [4]	—	[10]	.46	[4]	.95	[4]
Class 2:
6/30/17[2,3]	19.54	.14		2.69	2.83	(.03)	—	(.03)	22.34	14.48 [4]	990		1.00	[5]	1.31	[5]
12/31/16	18.71	.19		.79	.98	(.15)	—	(.15)	19.54	5.26	911		1.03		1.00
12/31/15	20.54	.14		(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961		1.04		.68
12/31/14	24.88	.24	[6]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084		1.03		1.01	[6]
12/31/13	22.75	.28		2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
12/31/12	19.50	.28		3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.31
Class 4:
6/30/17[2,3]	19.51	.12		2.67	2.79	(.02)	—	(.02)	22.28	14.32 [4]	321		1.25	[5]	1.12	[5]
12/31/16	18.69	.14		.80	.94	(.12)	—	(.12)	19.51	5.04	240		1.28		.75
12/31/15	20.56	.08		(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171		1.29		.39
12/31/14	24.99	.09	[6]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64		1.28		.40	[6]
12/31/13	22.93	.14		2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56
12/31/12[2,8]	22.83	.01		.35	.36	(.26)	—	(.26)	22.93	1.58 [4,9]	—	[10]	.04	[4,9]	.04	[4,9]

188	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Blue Chip Income and Growth Fund

Class 1:
6/30/17[2,3]	$13.53	$.16		$.63	$.79	$(.05)	$(.53)	$(.58)	$13.74	5.82%[4]		$5,270		.41%[5]		2.26%[5]
12/31/16	12.62	.31		1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06		5,099		.41		2.39
12/31/15	14.69	.31		(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)		3,638		.41		2.23
12/31/14	13.12	.46	[6]	1.59	2.05	(.48)	—	(.48)	14.69	15.69		3,542		.42		3.31	[6]
12/31/13	10.05	.27		3.06	3.33	(.26)	—	(.26)	13.12	33.26		2,814		.42		2.27
12/31/12	9.00	.24		1.04	1.28	(.23)	—	(.23)	10.05	14.18		1,357		.43		2.41
Class 1A:
6/30/17[2,3,7]	13.75	.13		.44	.57	(.05)	(.53)	(.58)	13.74	4.05	[4]	—	[10]	.29	[4]	.92	[4]
Class 2:
6/30/17[2,3]	13.39	.14		.64	.78	(.05)	(.53)	(.58)	13.59	5.76	[4]	3,435		.66	[5]	2.01	[5]
12/31/16	12.51	.28		1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70		3,412		.66		2.16
12/31/15	14.57	.27		(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)		3,228		.66		1.97
12/31/14	13.02	.44	[6]	1.55	1.99	(.44)	—	(.44)	14.57	15.36		3,722		.67		3.14	[6]
12/31/13	9.97	.23		3.05	3.28	(.23)	—	(.23)	13.02	33.00		3,755		.67		2.03
12/31/12	8.93	.21		1.03	1.24	(.20)	—	(.20)	9.97	13.88		3,382		.68		2.17
Class 4:
6/30/17[2,3]	13.39	.12		.62	.74	(.04)	(.53)	(.57)	13.56	5.52	[4]	175		.91	[5]	1.75	[5]
12/31/16	12.53	.24		1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49		132		.91		1.81
12/31/15	14.63	.24		(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)		32		.91		1.75
12/31/14	13.12	.34	[6]	1.63	1.97	(.46)	—	(.46)	14.63	15.13		9		.92		2.33	[6]
12/31/13	10.05	.18		3.15	3.33	(.26)	—	(.26)	13.12	33.27		—	[10]	.86		1.39
12/31/12[2,8]	10.20	.01		.03	.04	(.19)	—	(.19)	10.05	.38	[4,9]	—	[10]	.02	[4,9]	.10	[4,9]

Global Growth and Income Fund

Class 1:
6/30/17[2,3]	$13.02	$.20		$1.74	$1.94	$(.05)	$(.26)	$(.31)	$14.65	14.88%[4]		$410		.62%[5]		2.89%[5]
12/31/16	12.35	.28		.66	.94	(.27)	—	(.27)	13.02	7.61		571		.63		2.18
12/31/15	12.78	.36		(.50)	(.14)	(.29)	—	(.29)	12.35	(1.14)		293		.64		2.79
12/31/14	12.53	.43	[6]	.31	.74	(.49)	—	(.49)	12.78	6.00		200		.63		3.34	[6]
12/31/13	10.56	.39		2.00	2.39	(.42)	—	(.42)	12.53	22.81		206		.62		3.35
12/31/12	9.20	.25		1.39	1.64	(.28)	—	(.28)	10.56	17.93		180		.62		2.56
Class 1A:
6/30/17[2,3,7]	13.21	.20		1.55	1.75	(.05)	(.26)	(.31)	14.65	13.23	[4,9]	—	[10]	.29	[4,9]	1.43	[4,9]
Class 2:
6/30/17[2,3]	13.00	.18		1.73	1.91	(.04)	(.26)	(.30)	14.61	14.70	[4]	1,500		.87	[5]	2.65	[5]
12/31/16	12.33	.25		.65	.90	(.23)	—	(.23)	13.00	7.34		1,405		.88		1.98
12/31/15	12.75	.22		(.39)	(.17)	(.25)	—	(.25)	12.33	(1.34)		1,479		.89		1.73
12/31/14	12.51	.41	[6]	.29	.70	(.46)	—	(.46)	12.75	5.64		1,685		.88		3.22	[6]
12/31/13	10.54	.36		2.00	2.36	(.39)	—	(.39)	12.51	22.54		1,822		.87		3.09
12/31/12	9.19	.23		1.38	1.61	(.26)	—	(.26)	10.54	17.56		1,837		.87		2.31
Class 4:
6/30/17[2,3]	12.89	.17		1.71	1.88	(.04)	(.26)	(.30)	14.47	14.58	[4]	25		1.12	[5]	2.49	[5]
12/31/16	12.26	.21		.65	.86	(.23)	—	(.23)	12.89	7.04		16		1.13		1.63
12/31/15	12.71	.17		(.37)	(.20)	(.25)	—	(.25)	12.26	(1.60)		5		1.14		1.32
12/31/14	12.50	.30	[6]	.37	.67	(.46)	—	(.46)	12.71	5.41		1		1.13		2.30	[6]
12/31/13	10.55	.28		2.09	2.37	(.42)	—	(.42)	12.50	22.60		1		1.12		2.27
12/31/12[2,8]	10.64	.01		.13	.14	(.23)	—	(.23)	10.55	1.27	[4,9]	—	[10]	.03	[4,9]	.08	[4,9]

See end of tables for footnotes.

American Funds Insurance Series	189

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth-Income Fund

Class 1:
6/30/17[2,3]	$44.41	$.39		$4.02	$4.41	$(.14)	$(3.11)	$(3.25)	$45.57	9.90%[4]		$14,187		.28%[5]		1.68%[5]
12/31/16	45.40	.79		4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80		12,588		.29		1.79
12/31/15	52.76	.79		.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72		10,747		.29		1.59
12/31/14	50.72	.81		4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91		10,812		.29		1.56
12/31/13	38.48	.66		12.31	12.97	(.73)	—	(.73)	50.72	33.82		9,857		.29		1.49
12/31/12	33.27	.66		5.25	5.91	(.70)	—	(.70)	38.48	17.79		9,782		.29		1.79
Class 1A:
6/30/17[2,3,7]	45.39	.32		3.09	3.41	(.14)	(3.11)	(3.25)	45.55	7.48	[4]	—	[10]	.23	[4]	.68	[4]
Class 2:
6/30/17[2,3]	44.00	.33		3.98	4.31	(.12)	(3.11)	(3.23)	45.08	9.77	[4]	13,333		.53	[5]	1.43	[5]
12/31/16	45.04	.67		4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51		12,854		.54		1.54
12/31/15	52.41	.66		.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45		12,895		.54		1.34
12/31/14	50.40	.67		4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63		14,337		.54		1.31
12/31/13	38.24	.55		12.23	12.78	(.62)	—	(.62)	50.40	33.50		14,980		.54		1.25
12/31/12	33.07	.56		5.22	5.78	(.61)	—	(.61)	38.24	17.48		13,403		.54		1.53
Class 3:
6/30/17[2,3]	44.47	.35		4.03	4.38	(.12)	(3.11)	(3.23)	45.62	9.83	[4]	160		.46	[5]	1.50	[5]
12/31/16	45.46	.71		4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59		156		.47		1.61
12/31/15	52.82	.70		.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53		161		.47		1.41
12/31/14	50.77	.71		4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71		185		.47		1.38
12/31/13	38.52	.58		12.32	12.90	(.65)	—	(.65)	50.77	33.58		193		.47		1.32
12/31/12	33.30	.59		5.26	5.85	(.63)	—	(.63)	38.52	17.59		168		.47		1.60
Class 4:
6/30/17[2,3]	43.73	.27		3.95	4.22	(.10)	(3.11)	(3.21)	44.74	9.64	[4]	577		.78	[5]	1.18	[5]
12/31/16	44.82	.56		4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25		495		.79		1.29
12/31/15	52.39	.58		.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21		410		.79		1.25
12/31/14	50.56	.58		4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34		30		.79		1.11
12/31/13	38.47	.45		12.33	12.78	(.69)	—	(.69)	50.56	33.32		3		.79		.96
12/31/12[2,8]	38.65	.01		.39	.40	(.58)	—	(.58)	38.47	1.02	[4,9]	—	[10]	.01	[4,9]	.03	[4,9]

International Growth and Income Fund

Class 1:
6/30/17[2,3]	$14.48	$.31		$1.94	$2.25	$(.03)	$—	$(.03)	$16.70	15.54%[4]		$1,067		.66%[5]		3.98%[5]
12/31/16	14.72	.43		(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71		820		.68		2.93
12/31/15	16.27	.42		(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)		707		.68		2.60
12/31/14	17.48	.58	[6]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)		740		.68		3.32	[6]
12/31/13	15.29	.44		2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39		696		.69		2.63
12/31/12	13.40	.37		1.89	2.26	(.37)	—	(.37)	15.29	16.84		203		.74		2.50
Class 1A:
6/30/17[2,3,7]	14.69	.33		1.71	2.04	(.03)	—	(.03)	16.70	13.89	[4,9]	—	[10]	.33	[4,9]	2.09	[4,9]
Class 2:
6/30/17[2,3]	14.43	.29		1.94	2.23	(.02)	—	(.02)	16.64	15.48	[4]	264		.91	[5]	3.76	[5]
12/31/16	14.68	.40		(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44		244		.93		2.72
12/31/15	16.22	.38		(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)		254		.93		2.32
12/31/14	17.43	.56	[6]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)		248		.93		3.21	[6]
12/31/13	15.25	.38		2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09		257		.94		2.28
12/31/12	13.37	.40		1.81	2.21	(.33)	—	(.33)	15.25	16.50		225		.99		2.77
Class 4:
6/30/17[2,3]	14.38	.28		1.92	2.20	(.02)	—	(.02)	16.56	15.29	[4]	47		1.16	[5]	3.57	[5]
12/31/16	14.63	.36		(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18		37		1.18		2.43
12/31/15	16.19	.33		(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)		32		1.18		2.02
12/31/14	17.45	.26	[6]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)		20		1.18		1.52	[6]
12/31/13	15.29	.03		2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16		1		1.19		.18
12/31/12[2,8]	15.56	.01		.09	.10	(.37)	—	(.37)	15.29	.62	[4,9]	—	[10]	.04	[4,9]	.07	[4,9]

190	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Capital Income Builder

Class 1:
6/30/17[2,3]	$9.46	$.20	$.58	$.78	$(.15)	$—	$(.15)	$10.09	8.27%[4]		$202		.53%[5]		4.07%[5]
12/31/16	9.40	.32	.07	.39	(.33)	—	(.33)	9.46	4.17		156		.54		3.39
12/31/15	9.81	.28	(.40)	(.12)	(.29)	—	(.29)	9.40	(1.23)		80		.56		2.88
12/31/14[2,11]	10.00	.19	(.18)	.01	(.19)	(.01)	(.20)	9.81	.12	[4]	20		.56	[5]	2.87	[5]
Class 1A:
6/30/17[2,3,7]	9.57	.21	.45	.66	(.15)	—	(.15)	10.08	6.88	[4]	—	[10]	.33	[4]	2.09	[4]
Class 2:
6/30/17[2,3]	9.46	.20	.57	.77	(.14)	—	(.14)	10.09	8.15	[4]	1		.78	[5]	4.13	[5]
12/31/16	9.40	.27	.11	.38	(.32)	—	(.32)	9.46	4.08		—	[10]	.80		2.82
12/31/15	9.81	.31	(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[9]		—	[10]	.46	[9]	3.12	[9]
12/31/14[2,11]	10.00	.20	(.19)	.01	(.19)	(.01)	(.20)	9.81	.12	[4,9]	—	[10]	.47	[5,9]	2.94	[5,9]
Class 4:
6/30/17[2,3]	9.45	.17	.58	.75	(.13)	—	(.13)	10.07	7.92	[4]	299		1.03	[5]	3.53	[5]
12/31/16	9.38	.27	.08	.35	(.28)	—	(.28)	9.45	3.78		256		1.04		2.88
12/31/15	9.80	.25	(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)		157		1.05		2.55
12/31/14[2,11]	10.00	.14	(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)[4]		55		1.06	[5]	2.08	[5]

Asset Allocation Fund

Class 1:
6/30/17[2,3]	$21.68	$.22	$1.58	$1.80	$(.07)	$(1.06)	$(1.13)	$22.35	8.28%[4]		$15,067		.29%[5]		1.99%[5]
12/31/16	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69		13,008		.29		1.97
12/31/15	22.23	.40	(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64		10,913		.29		1.85
12/31/14	22.49	.44	.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66		11,997		.30		1.95
12/31/13	18.43	.35	4.07	4.42	(.36)	—	(.36)	22.49	24.04		10,515		.31		1.71
12/31/12	16.17	.37	2.28	2.65	(.39)	—	(.39)	18.43	16.44		7,199		.31		2.11
Class 1A:
6/30/17[2,3,7]	21.97	.26	1.24	1.50	(.07)	(1.06)	(1.13)	22.34	6.81	[4]	2		.25	[4]	1.14	[4]
Class 2:
6/30/17[2,3]	21.49	.19	1.57	1.76	(.06)	(1.06)	(1.12)	22.13	8.17	[4]	5,350		.54	[5]	1.73	[5]
12/31/16	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41		5,144		.54		1.72
12/31/15	22.06	.34	(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40		5,008		.54		1.60
12/31/14	22.33	.37	.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40		5,494		.55		1.69
12/31/13	18.31	.30	4.03	4.33	(.31)	—	(.31)	22.33	23.69		5,760		.56		1.47
12/31/12	16.06	.33	2.27	2.60	(.35)	—	(.35)	18.31	16.19		5,225		.56		1.86
Class 3:
6/30/17[2,3]	21.70	.20	1.59	1.79	(.07)	(1.06)	(1.13)	22.36	8.20	[4]	37		.47	[5]	1.80	[5]
12/31/16	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49		35		.47		1.79
12/31/15	22.25	.36	(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46		36		.47		1.67
12/31/14	22.51	.39	.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47		40		.48		1.76
12/31/13	18.45	.32	4.06	4.38	(.32)	—	(.32)	22.51	23.81		42		.49		1.54
12/31/12	16.18	.34	2.29	2.63	(.36)	—	(.36)	18.45	16.28		38		.49		1.93
Class 4:
6/30/17[2,3]	21.43	.17	1.56	1.73	(.06)	(1.06)	(1.12)	22.04	8.02	[4]	3,183		.79	[5]	1.49	[5]
12/31/16	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16		2,861		.79		1.47
12/31/15	22.11	.30	(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14		2,414		.79		1.45
12/31/14	22.46	.34	.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16		32		.80		1.55
12/31/13	18.43	.27	4.12	4.39	(.36)	—	(.36)	22.46	23.89		1		.79		1.22
12/31/12[2,8]	18.52	.01	.21	.22	(.31)	—	(.31)	18.43	1.17	[4,9]	—	[10]	.01	[4,9]	.08	[4,9]

See end of tables for footnotes.

American Funds Insurance Series	191

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Balanced Fund

Class 1:
6/30/17[2,3]	$11.08	$.12		$1.12	$1.24	$—	$(.04)	$(.04)	$12.28	11.19%[4]	$76		.69%[5]		2.09%[5]
12/31/16	10.74	.19		.32	.51	(.17)	—	(.17)	11.08	4.73	64		.72		1.73
12/31/15	11.11	.20		(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)	47		.72		1.80
12/31/14	11.37	.25	[6]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87	37		.71		2.14	[6]
12/31/13	10.34	.22		1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56	36		.70		2.05
12/31/12	9.35	.20		.98	1.18	(.19)	—	(.19)	10.34	12.58	32		.72		2.00
Class 1A:
6/30/17[2,3,7]	11.18	.12		1.02	1.14	—	(.04)	(.04)	12.28	10.20 [4,9]	—	[10]	.33	[4,9]	1.03	[4,9]
Class 2:
6/30/17[2,3]	11.06	.11		1.12	1.23	—	(.04)	(.04)	12.25	11.12 [4]	193		.94	[5]	1.83	[5]
12/31/16	10.72	.16		.32	.48	(.14)	—	(.14)	11.06	4.48	178		.97		1.48
12/31/15	11.09	.18		(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171		.97		1.60
12/31/14	11.35	.22	[6]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63	179		.96		1.88	[6]
12/31/13	10.33	.20		1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23	156		.95		1.79
12/31/12	9.35	.17		.97	1.14	(.16)	—	(.16)	10.33	12.24	119		.97		1.76
Class 4:
6/30/17[2,3]	11.00	.10		1.11	1.21	—	(.04)	(.04)	12.17	11.00 [4]	21		1.19	[5]	1.67	[5]
12/31/16	10.69	.12		.33	.45	(.14)	—	(.14)	11.00	4.21	10		1.24		1.12
12/31/15	11.09	.06		(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1		1.34		.58
12/31/14	11.35	.24	[6]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88 [9]	—	[10]	.67	[9]	2.07	[6,9]
12/31/13	10.33	.22		1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49 [9]	—	[10]	.71	[9]	1.98	[9]
12/31/12[2,8]	10.47	.01		.03	.04	(.18)	—	(.18)	10.33	.40 [4,9]	—	[10]	.03	[4,9]	.05	[4,9]

Bond Fund

Class 1:
6/30/17[2,3]	$10.80	$.12		$.16	$.28	$(.06)	$(.16)	$(.22)	$10.86	2.62%[4]	$6,409		.38%[5]		2.15%[5]
12/31/16	10.70	.21		.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829		.38		1.91
12/31/15	11.08	.22		(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731		.38		1.95
12/31/14	10.73	.23		.37	.60	(.25)	— [12]	(.25)	11.08	5.59	4,977		.39		2.03
12/31/13	11.29	.22		(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506		.39		2.01
12/31/12	10.99	.25		.36	.61	(.31)	—	(.31)	11.29	5.58	3,917		.39		2.23
Class 1A:
6/30/17[2,3,7]	10.82	.10		.15	.25	(.06)	(.16)	(.22)	10.85	2.34 [4]	—		.29	[4]	.96	[4]
Class 2:
6/30/17[2,3]	10.67	.10		.17	.27	(.06)	(.16)	(.22)	10.72	2.51 [4]	3,972		.63	[5]	1.90	[5]
12/31/16	10.58	.18		.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959		.63		1.65
12/31/15	10.95	.18		(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135		.63		1.69
12/31/14	10.61	.20		.36	.56	(.22)	— [12]	(.22)	10.95	5.28	4,565		.64		1.79
12/31/13	11.17	.19		(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763		.64		1.76
12/31/12	10.87	.22		.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		1.97
Class 4:
6/30/17[2,3]	10.70	.09		.16	.25	(.06)	(.16)	(.22)	10.73	2.29 [4]	122		.88	[5]	1.65	[5]
12/31/16	10.61	.15		.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102		.88		1.41
12/31/15	11.01	.16		(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59		.88		1.47
12/31/14	10.69	.16		.39	.55	(.23)	— [12]	(.23)	11.01	5.15	29		.89		1.43
12/31/13	11.29	.17		(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3		.89		1.58
12/31/12[2,8]	11.55	.01		(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[4,9]	—	[10]	.02	[4,9]	.10	[4,9]

192	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Bond Fund

Class 1:
6/30/17[2,3]	$11.22	$.14	$.43	$.57	$—	$(.07)	$(.07)	$11.72	5.09%[4]	$1,222		.57%[5]		2.38%[5]
12/31/16	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115		.57		2.26
12/31/15	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032		.57		2.34
12/31/14	11.88	.29	(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194		.57		2.35
12/31/13	12.32	.28	(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093		.56		2.37
12/31/12	11.96	.28	.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959		.56		2.29
Class 1A:
6/30/17[2,3,7]	11.22	.13	.44	.57	—	(.07)	(.07)	11.72	5.09 [4,9]	—	[10]	.28	[4,9]	1.15	[4,9]
Class 2:
6/30/17[2,3]	11.14	.12	.43	.55	—	(.07)	(.07)	11.62	4.94 [4]	1,160		.82	[5]	2.12	[5]
12/31/16	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121		.82		2.01
12/31/15	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208		.82		2.09
12/31/14	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386		.82		2.11
12/31/13	12.27	.25	(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496		.81		2.11
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		2.06
Class 4:
6/30/17[2,3]	11.08	.11	.43	.54	—	(.07)	(.07)	11.55	4.88 [4]	15		1.07	[5]	1.88	[5]
12/31/16	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.76
12/31/15	11.70	.21	(.71)	(.50)	— [12]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86
12/31/14	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4		1.09		1.66
12/31/13	12.31	.27	(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[10]	.79		2.25
12/31/12[2,8]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[4,9]	—	[10]	.02	[4,9]	.11	[4,9]

See end of tables for footnotes.

American Funds Insurance Series	193

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

High-Income Bond Fund

Class 1:
6/30/17[2,3]	$10.18	$.31		$.16	$.47	$(.13)	$—	$(.13)	$10.52	4.60%[4]		$741		.48%[5]		6.00%[5]
12/31/16	9.19	.61		1.02	1.63	(.64)	—	(.64)	10.18	17.83		949		.49		6.18
12/31/15	10.54	.64		(1.36)	(.72)	(.63)	—	(.63)	9.19	(6.94)		1,017		.48		6.12
12/31/14	11.13	.67		(.59)	.08	(.67)	—	(.67)	10.54	.80		1,017		.48		5.90
12/31/13	11.16	.75		.01	.76	(.79)	—	(.79)	11.13	6.89		856		.48		6.54
12/31/12	10.54	.81		.64	1.45	(.83)	—	(.83)	11.16	13.90		894		.48		7.25
Class 1A:
6/30/17[2,3,7]	10.28	.29		.08	.37	(.13)	—	(.13)	10.52	3.59	[4]	—	[10]	.34	[4]	2.78	[4]
Class 2:
6/30/17[2,3]	10.04	.29		.16	.45	(.13)	—	(.13)	10.36	4.43	[4]	798		.73	[5]	5.75	[5]
12/31/16	9.06	.58		1.01	1.59	(.61)	—	(.61)	10.04	17.69		799		.74		5.92
12/31/15	10.41	.60		(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)		765		.73		5.85
12/31/14	10.99	.63		(.57)	.06	(.64)	—	(.64)	10.41	.63		929		.73		5.67
12/31/13	11.03	.71		.01	.72	(.76)	—	(.76)	10.99	6.60		1,061		.73		6.29
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70		1,135		.73		7.00
Class 3:
6/30/17[2,3]	10.22	.30		.16	.46	(.13)	—	(.13)	10.55	4.46	[4]	13		.66	[5]	5.82	[5]
12/31/16	9.22	.59		1.03	1.62	(.62)	—	(.62)	10.22	17.68		13		.67		5.99
12/31/15	10.57	.62		(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)		12		.66		5.91
12/31/14	11.16	.65		(.59)	.06	(.65)	—	(.65)	10.57	.59		16		.66		5.74
12/31/13	11.18	.73		.02	.75	(.77)	—	(.77)	11.16	6.77		19		.66		6.36
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67		21		.66		7.07
Class 4:
6/30/17[2,3]	10.79	.30		.16	.46	(.12)	—	(.12)	11.13	4.29	[4]	22		.98	[5]	5.48	[5]
12/31/16	9.73	.60		1.07	1.67	(.61)	—	(.61)	10.79	17.29		21		.99		5.55
12/31/15	11.05	.62		(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)		1		.98		5.51
12/31/14	11.12	.63		(.59)	.04	(.11)	—	(.11)	11.05	.35		—	[10]	.98		5.49
12/31/13	11.16	.67		.08	.75	(.79)	—	(.79)	11.12	6.81		—	[10]	.93		5.82
12/31/12[2,8]	11.80	.04		— [12]	.04	(.68)	—	(.68)	11.16	.34	[4,9]	—	[10]	.02	[4,9]	.35	[4,9]

Mortgage Fund

Class 1:
6/30/17[2,3]	$10.56	$.08		$.08	$.16	$(.03)	$(.07)	$(.10)	$10.62	1.51%[4]		$273		.44%[5]		1.48%[5]
12/31/16	10.61	.15		.11	.26	(.20)	(.11)	(.31)	10.56	2.50		269		.46		1.39
12/31/15	10.70	.10		.13	.23	(.18)	(.14)	(.32)	10.61	2.09		272		.45		.89
12/31/14	10.23	.12		.45	.57	(.10)	—	(.10)	10.70	5.54		292		.45		1.12
12/31/13	10.47	.04		(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)		198		.44		.35
12/31/12	10.37	.01		.25	.26	(.06)	(.10)	(.16)	10.47	2.57		87		.45		.08
Class 1A:
6/30/17[2,3,7]	10.55	.07		.09	.16	(.03)	(.07)	(.10)	10.61	1.52	[4]	—	[10]	.32	[4]	.68	[4]
Class 2:
6/30/17[2,3]	10.54	.06		.09	.15	(.03)	(.07)	(.10)	10.59	1.37	[4]	62		.69	[5]	1.23	[5]
12/31/16	10.59	.12		.12	.24	(.18)	(.11)	(.29)	10.54	2.25		63		.71		1.14
12/31/15	10.68	.07		.13	.20	(.15)	(.14)	(.29)	10.59	1.86		59		.70		.65
12/31/14	10.22	.10		.44	.54	(.08)	—	(.08)	10.68	5.23		52		.70		.91
12/31/13	10.46	—	[12]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)		49		.69		(.02)
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38		49		.70		(.16)
Class 4:
6/30/17[2,3]	10.48	.05		.08	.13	(.02)	(.07)	(.09)	10.52	1.25	[4]	10		.94	[5]	.98	[5]
12/31/16	10.52	.09		.12	.21	(.14)	(.11)	(.25)	10.48	2.01		8		.96		.86
12/31/15	10.65	.04		.14	.18	(.17)	(.14)	(.31)	10.52	1.62		11		.97		.37
12/31/14	10.23	.05		.46	.51	(.09)	—	(.09)	10.65	4.98		1		.94		.47
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[9]		—	[10]	.38	[9]	.23	[9]
12/31/12[2,8]	10.60	—	[12]	.01	.01	(.06)	(.08)	(.14)	10.47	.09	[4,9]	—	[10]	.02	[4,9]	.04	[4,9]

194	American Funds Insurance Series

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Ultra-Short Bond Fund

Class 1:
6/30/17[2,3]	$11.27	$.03	$—	[12]	$.03	$11.30	.27%[4]	$32		.34%[5]		.50%[5]
12/31/16[13]	11.26	.01	—	[12]	.01	11.27	.09	37		.35		.11
12/31/15	11.28	(.03)	.01		(.02)	11.26	(.18)	39		.34		(.24)
12/31/14	11.31	(.03)	—		(.03)	11.28	(.27)	49		.34		(.26)
12/31/13	11.34	(.03)	—	[12]	(.03)	11.31	(.27)	57		.34		(.24)
12/31/12	11.36	(.03)	.01		(.02)	11.34	(.18)	66		.34		(.22)
Class 1A:
6/30/17[2,3,7]	11.27	.03	—	[12]	.03	11.30	.27 [4,9]	—	[10]	.16	[4,9]	.25 [4,9]
Class 2:
6/30/17[2,3]	10.99	.01	—	[12]	.01	11.00	.09 [4]	257		.59	[5]	.25 [5]
12/31/16[13]	11.01	(.02)	—	[12]	(.02)	10.99	(.18)	297		.60		(.14)
12/31/15	11.06	(.05)	—	[12]	(.05)	11.01	(.45)	302		.59		(.49)
12/31/14	11.12	(.06)	—		(.06)	11.06	(.54)	331		.59		(.51)
12/31/13	11.17	(.05)	—	[12]	(.05)	11.12	(.45)	395		.59		(.49)
12/31/12	11.22	(.05)	—	[12]	(.05)	11.17	(.45)	459		.59		(.47)
Class 3:
6/30/17[2,3]	11.10	.02	—	[12]	.02	11.12	.18 [4]	4		.52	[5]	.33 [5]
12/31/16[13]	11.11	(.01)	—	[12]	(.01)	11.10	(.09)	4		.53		(.08)
12/31/15	11.16	(.05)	—	[12]	(.05)	11.11	(.45)	6		.52		(.42)
12/31/14	11.21	(.05)	—		(.05)	11.16	(.45)	8		.52		(.44)
12/31/13	11.26	(.05)	—	[12]	(.05)	11.21	(.44)	8		.52		(.42)
12/31/12	11.30	(.05)	.01		(.04)	11.26	(.35)	11		.52		(.40)
Class 4:
6/30/17[2,3]	11.12	— [12]	—		— [12]	11.12	(.00)[4]	17		.84	[5]	.02 [5]
12/31/16[13]	11.17	(.04)	(.01)		(.05)	11.12	(.45)	13		.85		(.40)
12/31/15	11.25	(.08)	—	[12]	(.08)	11.17	(.71)	16		.85		(.74)
12/31/14	11.30	(.09)	.04		(.05)	11.25	(.44)	7		.84		(.77)
12/31/13	11.34	(.04)	—	[12]	(.04)	11.30	(.35)[9]	—	[10]	.37	[9]	(.32)[9]
12/31/12[2,8]	11.34	— [12]	—	[12]	— [12]	11.34	.00 [4,9]	—	[10]	.02	[4,9]	(.01)[4,9]

See end of tables for footnotes.

American Funds Insurance Series	195

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

U.S. Government/AAA-Rated Securities Fund

Class 1:
6/30/17[2,3]	$12.05	$.10	$.13	$.23	$(.04)	$—	$(.04)	$12.24	1.87%[4]	$1,328		.35%[5]		1.62%[5]
12/31/16	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44	1,467		.36		1.31
12/31/15	12.40	.13	.09	.22	(.21)	(.10)	(.31)	12.31	1.93	1,426		.35		1.02
12/31/14	11.94	.15	.48	.63	(.17)	—	(.17)	12.40	5.24	1,723		.35		1.24
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584		.35		.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.75
Class 1A:
6/30/17[2,3,7]	12.05	.10	.13	.23	(.04)	—	(.04)	12.24	1.87 [4]	—	[10]	.24	[5]	.82	[5]
Class 2:
6/30/17[2,3]	11.93	.08	.13	.21	(.03)	—	(.03)	12.11	1.76 [4]	1,487		.60	[5]	1.37	[5]
12/31/16	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19	1,503		.61		1.05
12/31/15	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59	1,579		.60		.79
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01	1,717		.60		1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60		.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.50
Class 3:
6/30/17[2,3]	12.07	.09	.13	.22	(.03)	—	(.03)	12.26	1.83 [4]	11		.53	[5]	1.44	[5]
12/31/16	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24	11		.54		1.12
12/31/15	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64	11		.53		.85
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11	13		.53		1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.58
Class 4:
6/30/17[2,3]	11.96	.07	.12	.19	(.02)	—	(.02)	12.13	1.62 [4]	57		.85	[5]	1.12	[5]
12/31/16	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99	57		.86		.82
12/31/15	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29	46		.85		.56
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76	21		.85		.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—	[10]	.84		.68
12/31/12[2,8]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)[4,9]	—	[10]	.02	[4,9]	.05	[4,9]

		Income from investment operations[1]				Dividends and distributions								Ratio of expenses		Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[14]		Net assets, end of period (in millions)		to average net assets before waivers/ reimburse- ments		to average net assets after waivers/ reimburse- ments[14]		Net effective expense ratio[14,15]		Ratio of net income (loss) to average net assets[14]

Managed Risk Growth Fund

Class P1:
6/30/17[2,3]	$10.71	$—	[12]	$1.51	$1.51	$(.07)	$(.20)	$(.27)	$11.95	14.10%[4,9]		$1		.52%[5,9]		.36%[5,9]		.70%[5,9]		.03%[5,9]
12/31/16	11.49	.08		.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89	[9]	1		.50	[9]	.34	[9]	.68	[9]	.79	[9]
12/31/15	11.37	.09		.03	.12	—	—	—	11.49	1.06	[9]	—	[10]	.53	[9]	.29	[9]	.63	[9]	.80	[9]
12/31/14	11.43	.31		(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18	[9]	—	[10]	.50	[9]	.32	[9]	.65	[9]	2.71	[9]
12/31/13[2,16]	10.00	.12		1.38	1.50	(.07)	—	(.07)	11.43	15.05	[4,9]	—	[10]	.88	[5,9]	.25	[5,9]	.58	[5,9]	1.64	[5,9]
Class P2:
6/30/17[2,3]	10.64	(.02)		1.50	1.48	(.04)	(.20)	(.24)	11.88	13.91	[4]	245		.79	[5]	.63	[5]	.97	[5]	(.27)[5]
12/31/16	11.43	.05		.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52		200		.79		.63		.97		.43
12/31/15	11.35	.04		.04	.08	—	—	—	11.43	.71		146		.89		.66		1.00		.31
12/31/14	11.43	.12		.08	.20	(.09)	(.19)	(.28)	11.35	1.77		79		.87		.69		1.02		1.01
12/31/13[2,16]	10.00	.12		1.37	1.49	(.06)	—	(.06)	11.43	14.94	[4,9]	28		1.05	[5,9]	.52	[5,9]	.85	[5,9]	1.69	[5,9]

196	American Funds Insurance Series

		Income from investment operations[1]				Dividends and distributions								Ratio of expenses		Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[14]		Net assets, end of period (in millions)		to average net assets before waivers/ reimburse- ments		to average net assets after waivers/ reimburse- ments[14]		Net effective expense ratio[14,15]		Ratio of net income (loss) to average net assets[14]

Managed Risk International Fund

Class P1:
6/30/17[2,3]	$8.89	$.02		$1.48	$1.50	$(.10)	$(.12)	$(.22)	$10.17	16.87%[4,9]		$—	[10]	.38%[5,9]		.22%[5,9]		.73%[5,9]		.34%[5,9]
12/31/16	9.48	.10		(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[9]		—	[10]	.39	[9]	.23	[9]	.74	[9]	1.15	[9]
12/31/15	10.10	.18		(.80)	(.62)	— [12]	—	— [12]	9.48	(6.12)[9]		—	[10]	.45	[9]	.21	[9]	.72	[9]	1.75	[9]
12/31/14	10.82	.14		(.71)	(.57)	(.15)	—	(.15)	10.10	(5.31)[9]		—	[10]	.50	[9]	.25	[9]	.76	[9]	1.33	[9]
12/31/13[2,16]	10.00	.13		.78	.91	(.09)	—	(.09)	10.82	9.08	[4,9]	—	[10]	1.05	[5,9]	.23	[5,9]	.73	[5,9]	1.92	[5,9]
Class P2:
6/30/17[2,3]	8.83	.01		1.46	1.47	(.08)	(.12)	(.20)	10.10	16.57	[4]	124		.79	[5]	.63	[5]	1.14	[5]	.12	[5]
12/31/16	9.43	.09		(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)		97		.79		.63		1.14		.97
12/31/15	10.09	.13		(.79)	(.66)	— [12]	—	— [12]	9.43	(6.52)		83		.90		.66		1.17		1.30
12/31/14	10.82	.16		(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)		46		.91		.67		1.18		1.51
12/31/13[2,16]	10.00	.18		.72	.90	(.08)	—	(.08)	10.82	8.99	[4,9]	17		1.19	[5,9]	.44	[5,9]	.94	[5,9]	2.66	[5,9]

Managed Risk Blue Chip Income and Growth Fund

Class P1:
6/30/17[2,3]	$11.67	$.02		$.61	$.63	$(.15)	$(.19)	$(.34)	$11.96	5.37%[4,9]		$—	[10]	.42%[5,9]		.27%[5,9]		.66%[5,9]		.31%[5,9]
12/31/16	10.80	.20		1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77	[9]	—	[10]	.43	[9]	.27	[9]	.67	[9]	1.83	[9]
12/31/15	11.70	.19		(1.02)	(.83)	(.07)	—	(.07)	10.80	(7.07)[9]		—	[10]	.50	[9]	.27	[9]	.66	[9]	1.64	[9]
12/31/14	11.05	.40		.55	.95	(.30)	—	(.30)	11.70	8.58	[9]	—	[10]	.50	[9]	.31	[9]	.70	[9]	3.43	[9]
12/31/13[2,16]	10.00	.20		1.01	1.21	(.16)	—	(.16)	11.05	12.16	[4,9]	—	[10]	.84	[5,9]	.24	[5,9]	.64	[5,9]	2.80	[5,9]
Class P2:
6/30/17[2,3]	11.61	.01		.59	.60	(.15)	(.19)	(.34)	11.87	5.11	[4]	361		.79	[5]	.63	[5]	1.03	[5]	.13	[5]
12/31/16	10.76	.23		1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39		291		.79		.63		1.03		2.04
12/31/15	11.67	.18		(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)		137		.89		.66		1.05		1.57
12/31/14	11.05	.50		.40	.90	(.28)	—	(.28)	11.67	8.10		98		.88		.69		1.08		4.27
12/31/13[2,16]	10.00	.28		.92	1.20	(.15)	—	(.15)	11.05	12.05	[4,9]	26		1.04	[5,9]	.54	[5,9]	.94	[5,9]	3.91	[5,9]

Managed Risk Growth-Income Fund

Class P1:
6/30/17[2,3]	$11.07	$.02		$.99	$1.01	$(.13)	$(.50)	$(.63)	$11.45	9.11%[4,9]		$2		.53%[5,9]		.37%[5,9]		.65%[5,9]		.27%[5,9]
12/31/16	11.25	.16		.52	.68	(.16)	(.70)	(.86)	11.07	6.49	[9]	1		.52	[9]	.36	[9]	.64	[9]	1.46	[9]
12/31/15	11.67	.25		(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[9]		1		.56	[9]	.31	[9]	.59	[9]	2.17	[9]
12/31/14	11.50	.35		.21	.56	(.14)	(.25)	(.39)	11.67	4.85	[9]	—	[10]	.45	[9]	.25	[9]	.52	[9]	2.94	[9]
12/31/13[2,16]	10.00	.14		1.47	1.61	(.11)	—	(.11)	11.50	16.15	[4,9]	—	[10]	.92	[5,9]	.23	[5,9]	.50	[5,9]	2.01	[5,9]
Class P2:
6/30/17[2,3]	11.02	—	[12]	1.00	1.00	(.12)	(.50)	(.62)	11.40	9.10	[4]	184		.79	[5]	.63	[5]	.91	[5]	(.04)[5]
12/31/16	11.22	.12		.52	.64	(.14)	(.70)	(.84)	11.02	6.08		160		.79		.63		.91		1.13
12/31/15	11.65	.12		(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)		122		.89		.66		.94		1.04
12/31/14	11.50	.16		.35	.51	(.11)	(.25)	(.36)	11.65	4.42		76		.87		.69		.96		1.38
12/31/13[2,16]	10.00	.20		1.40	1.60	(.10)	—	(.10)	11.50	16.04	[4,9]	24		1.09	[5,9]	.50	[5,9]	.77	[5,9]	2.73	[5,9]

See end of tables for footnotes.

American Funds Insurance Series	197

Financial highlights (continued)

		Income from investment operations[1]				Dividends and distributions								Ratio of expenses		Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[14]		Net assets, end of period (in millions)		to average net assets before waivers/ reimburse- ments		to average net assets after waivers/ reimburse- ments[14]		Net effective expense ratio[14,15]		Ratio of net income (loss) to average net assets[14]

Managed Risk Asset Allocation Fund

Class P1:
6/30/17[2,3]	$12.02	$.02		$.88	$.90	$(.10)	$(.12)	$(.22)	$12.70	7.53%[4]		$1,466		.43%[5]		.38%[5]		.66%[5]		.30%[5]
12/31/16	11.72	.19		.67	.86	(.19)	(.37)	(.56)	12.02	7.57		1,217		.43		.38		.66		1.65
12/31/15	12.29	.25		(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)		712		.54		.40		.68		2.06
12/31/14	11.93	.13		.26	.39	(.03)	—	(.03)	12.29	3.24		277		.53		.48		.76		1.04
12/31/13	9.99	.27		1.81	2.08	(.14)	—	(.14)	11.93	20.82	[9]	112		.55	[9]	.47	[9]	.75	[9]	2.37	[9]
12/31/12[2,17]	10.00	.15		(.03)	.12	(.13)	—	(.13)	9.99	1.24	[4,9]	—	[10]	.15	[5,9]	.07	[5,9]	.37	[5,9]	1.72	[5,9]
Class P2:
6/30/17[2,3]	12.01	—	[12]	.89	.89	(.10)	(.12)	(.22)	12.68	7.43	[4]	2,620		.68	[5]	.63	[5]	.91	[5]	.03	[5]
12/31/16	11.71	.14		.69	.83	(.16)	(.37)	(.53)	12.01	7.27		2,342		.68		.63		.91		1.20
12/31/15	12.27	.14		(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)		1,953		.79		.66		.94		1.16
12/31/14	11.93	.16		.19	.35	(.01)	—	(.01)	12.27	2.91		1,780		.79		.73		1.01		1.33
12/31/13	9.99	.28		1.77	2.05	(.11)	—	(.11)	11.93	20.58	[9]	795		.80	[9]	.73	[9]	1.01	[9]	2.43	[9]
12/31/12[2,17]	10.00	.17		(.05)	.12	(.13)	—	(.13)	9.99	1.21	[4,9]	—	[10]	.24	[5,9]	.11	[5,9]	.41	[5,9]	2.38	[5,9]

	Six months ended		Period ended December 31
Portfolio turnover rate for all share classes[18]	June 30, 2017[2,3,4]		2016		2015	2014		2013		2012
Global Growth Fund	25%		27%		29%	22%		39%		22%
Global Small Capitalization Fund	18		40		36	28		36		40
Growth Fund	16		26		20	29		19		21
International Fund	16		31		37	18		21		29
New World Fund	41		32		39	36		43		32
Blue Chip Income and Growth Fund	20		30		26	37		30		36
Global Growth and Income Fund	23		57		37	28		31		30
Growth-Income Fund	15		27		25	25		19		25
International Growth and Income Fund	35		32		35	34		34		31
Capital Income Builder Fund	37		53		128	35	[4,11]
Asset Allocation Fund	39		83		76	88		74		61
Global Balanced Fund	23		65		76	73		81		80
Bond Fund	247		375		434	365		354		253
Global Bond Fund	60		154		159	200		213		160
High-Income Bond Fund	45		89		66	54		64		48
Mortgage Fund	428		713		1103	790		715		444
Ultra-Short Bond Fund	—	[19]	—	[13,19,20]	N/A	N/A		N/A		N/A
U.S. Government/AAA-Rated Securities Fund	388		539		901	387		621		447
Managed Risk Growth Fund	5		15		16	22		10	[2,4,16]
Managed Risk International Fund	4		26		15	22		6	[2,4,16]
Managed Risk Blue Chip Income and Growth Fund	5		9		20	22		3	[2,4,16]
Managed Risk Growth-Income Fund	3		14		11	28		2	[2,4,16]
Managed Risk Asset Allocation Fund	—	[19]	3		3	3		3		—	[2,4,17,19]

Portfolio turnover rate for all share classes	Six months ended	Period ended December 31
excluding mortgage dollar roll transactions[18]	June 30, 2017[2,3,4]	2016	2015	2014	2013	2012

Capital Income Builder	19%	41%	38%	24%[4,12]
Asset Allocation Fund	21	43	28	42
Global Balanced Fund	17	43	36	40
Bond Fund	102	108	141	121	Not available
Global Bond Fund	44	70	88	134
Mortgage Fund	60	113	138	108
U.S. Government/AAA-Rated Securities Fund	81	273	352	88

198	American Funds Insurance Series

[1]	Based on average shares outstanding.
[2]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[3]	Unaudited.
[4]	Not annualized.
[5]	Annualized.
[6]	For the year ended December 31, 2014, reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.
[7]	Class 1A shares began investment operations on January 6, 2017.
[8]	Class 4 shares began investment operations on December 14, 2012.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[12]	Amount less than $.01.
[13]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[14]	This column reflects the impact of certain waivers/reimbursements by CRMC. CRMC waived a portion of investment advisory services and reimbursed a portion of miscellaneous fees and expenses for the managed risk funds.
[15]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See Expense Example for further information regarding fees and expenses.
[16]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[17]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[18]	Refer to Note 5 for further information on mortgage dollar rolls.
[19]	Amount is either less than 1% or there is no turnover.
[20]	As revised to correct the December 31, 2016, portfolio turnover rate. Rate previously presented was 300%.

American Funds Insurance Series®
Global Growth Fund
Investment portfolio
December 31, 2016
Common stocks 94.42% Information technology 25.70%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	34,285,000	$191,998
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,035,000	29,756
ASML Holding NV1	675,542	75,690
ASML Holding NV (New York registered)	516,176	57,915
Nintendo Co., Ltd.[1]	544,200	113,763
Alphabet Inc., Class A2	77,600	61,494
Alphabet Inc., Class C2	63,852	49,282
Facebook, Inc., Class A2	866,685	99,712
Murata Manufacturing Co., Ltd.[1]	704,000	93,750
Microsoft Corp.	1,365,000	84,821
Visa Inc., Class A	998,800	77,926
Broadcom Ltd.	392,200	69,329
Alibaba Group Holding Ltd. (ADR)[2]	781,050	68,584
AAC Technologies Holdings Inc.[1]	5,581,540	50,215
Tencent Holdings Ltd.[1]	1,800,000	43,686
Accenture PLC, Class A	323,151	37,851
Intel Corp.	1,022,500	37,086
TE Connectivity Ltd.	347,500	24,075
Apple Inc.	206,000	23,859
VeriSign, Inc.[2]	175,000	13,312
TDK Corp.[1]	162,000	11,108
Tech Mahindra Ltd.[1]	1,319,000	9,467
NAVER Corp.[1]	14,422	9,237
Nokia Corp.[1]	907,500	4,352
		1,338,268
Consumer discretionary 21.07%
Amazon.com, Inc.[2]	384,650	288,438
Home Depot, Inc.	1,038,100	139,188
Priceline Group Inc.[2]	52,225	76,565
Ulta Salon, Cosmetics & Fragrance, Inc.[2]	278,300	70,950
McDonald’s Corp.	504,000	61,347
Industria de Diseño Textil, SA1	1,723,000	58,798
NIKE, Inc., Class B	928,000	47,170
Naspers Ltd., Class N1	221,000	32,201
ASOS PLC[1,2]	502,304	30,571
Kroton Educacional SA, ordinary nominative	6,747,900	27,637
Burberry Group PLC[1]	1,289,612	23,771
Christian Dior SE1	111,900	23,444
Sodexo SA1	200,000	22,982
MGM Resorts International[2]	758,024	21,854
CBS Corp., Class B	334,850	21,303
Dixons Carphone PLC[1]	4,058,000	17,691
Pearson PLC[1]	1,469,600	14,748
Tiffany & Co.	190,000	14,712
Liberty Global PLC, Class C, nonvoting[2]	351,465	10,439
Liberty Global PLC, Class A2	108,449	3,317
American Funds Insurance Series — Global Growth Fund — Page 1 of 173

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Toyota Motor Corp.[1]	200,000	$11,676
Wynn Macau, Ltd.[1]	7,202,000	11,403
PANDORA AS1	84,500	11,037
MGM China Holdings Ltd.[1]	5,212,000	10,759
Steinhoff International Holdings NV1	2,000,000	10,328
Mahindra & Mahindra Ltd.[1]	562,000	9,765
Publicis Groupe SA1	124,865	8,614
Cie. Financière Richemont SA, Class A1	121,450	8,041
Sony Corp.[1]	243,000	6,753
Hermès International[1]	3,910	1,604
		1,097,106
Health care 14.23%
Regeneron Pharmaceuticals, Inc.[2]	243,700	89,460
UnitedHealth Group Inc.	551,500	88,262
Novo Nordisk A/S, Class B1	2,418,401	86,868
Express Scripts Holding Co.[2]	722,500	49,701
Merck & Co., Inc.	760,500	44,771
Boston Scientific Corp.[2]	1,979,200	42,810
Sartorius AG, non-registered shares, nonvoting preferred[1]	568,400	42,086
Vertex Pharmaceuticals Inc.[2]	553,194	40,754
Bayer AG1	349,300	36,441
Eurofins Scientific SE, non-registered shares[1]	71,345	30,394
Essilor International[1]	256,817	29,014
Straumann Holding AG1	71,500	27,875
Novartis AG1	378,000	27,495
AstraZeneca PLC[1]	501,500	27,198
Medtronic PLC	332,000	23,648
Fisher & Paykel Healthcare Corp. Ltd.[1]	3,482,000	20,551
CSL Ltd.[1]	171,000	12,353
Aetna Inc.	77,000	9,549
China Biologic Products, Inc.[2]	84,700	9,107
Juno Therapeutics, Inc.[2]	150,000	2,828
		741,165
Financials 9.58%
JPMorgan Chase & Co.	1,034,520	89,269
AIA Group Ltd.[1]	15,387,900	86,115
Prudential PLC[1]	1,914,934	38,196
Indiabulls Housing Finance Ltd.[1]	3,523,000	33,541
ICICI Bank Ltd.[1]	8,125,000	30,465
AXA SA1	1,046,000	26,395
ORIX Corp.[1]	1,590,000	24,633
Chubb Ltd.	167,000	22,064
Housing Development Finance Corp. Ltd.[1]	1,120,000	20,819
Berkshire Hathaway Inc., Class A2	71	17,333
Bankinter, SA1	1,969,000	15,249
Banco Santander, SA1	2,678,200	13,981
BlackRock, Inc.	34,000	12,938
Svenska Handelsbanken AB, Class A1	902,000	12,532
CME Group Inc., Class A	108,000	12,458
Shinsei Bank, Ltd.[1]	6,401,000	10,765
BNP Paribas SA1	147,000	9,364
Itaú Unibanco Holding SA, preferred nominative	825,000	8,580
American Funds Insurance Series — Global Growth Fund — Page 2 of 173

Common stocks Financials (continued)	Shares	Value (000)
GT Capital Holdings, Inc.[1]	320,000	$8,173
Credit Suisse Group AG1	415,000	5,926
		498,796
Consumer staples 6.38%
Associated British Foods PLC[1]	2,435,000	82,294
British American Tobacco PLC[1]	853,000	48,432
Pernod Ricard SA1	278,739	30,196
Kao Corp.[1]	585,000	27,678
Nestlé SA1	369,650	26,514
Uni-Charm Corp.[1]	1,157,000	25,269
Seven & i Holdings Co., Ltd.[1]	536,000	20,398
Alimentation Couche-Tard Inc., Class B	335,000	15,190
Lenta Ltd. (GDR)[1,2,3]	1,211,900	9,930
Lenta Ltd. (GDR)[1,2]	334,100	2,737
Shoprite Holdings Ltd.[1]	900,000	11,230
Coca-Cola European Partners PLC	277,000	8,698
Coca-Cola HBC AG (CDI)[1]	375,000	8,174
Procter & Gamble Co.	96,036	8,075
Coty Inc., Class A	416,215	7,621
		332,436
Industrials 5.58%
Airbus Group SE, non-registered shares[1]	1,109,500	73,225
KONE Oyj, Class B1	880,000	39,424
Komatsu Ltd.[1]	1,485,000	33,518
NIBE Industrier AB, Class B1	4,178,285	32,919
Ryanair Holdings PLC (ADR)[2]	360,637	30,027
ASSA ABLOY AB, Class B1	1,410,000	26,155
IDEX Corp.	160,000	14,410
Boeing Co.	67,000	10,430
Caterpillar Inc.	90,000	8,347
Rockwool International A/S, Class B1	43,518	7,660
Johnson Controls International PLC	181,450	7,474
Ingersoll-Rand PLC	90,000	6,754
		290,343
Energy 4.11%
Reliance Industries Ltd.[1]	3,325,000	52,953
Seven Generations Energy Ltd., Class A2	1,481,325	34,544
Enbridge Inc. (CAD denominated)	768,910	32,356
Schlumberger Ltd.	365,260	30,664
EOG Resources, Inc.	275,000	27,802
Royal Dutch Shell PLC, Class B1	653,706	18,654
LUKOIL Oil Co. PJSC (ADR)[1]	306,700	17,176
		214,149
Telecommunication services 1.74%
SoftBank Group Corp.[1]	1,176,000	77,637
Vodafone Group PLC[1]	5,165,000	12,703
		90,340
American Funds Insurance Series — Global Growth Fund — Page 3 of 173

Common stocks Materials 1.48%	Shares	Value (000)
Glencore PLC[1,2]	6,150,000	$20,671
Praxair, Inc.	160,000	18,750
Rio Tinto PLC[1]	290,000	11,043
FMC Corp.	171,000	9,672
E.I. du Pont de Nemours and Co.	122,400	8,984
Air Liquide SA, non-registered shares[1]	72,000	7,993
		77,113
Miscellaneous 4.55%
Other common stocks in initial period of acquisition		236,693
Total common stocks (cost: $3,836,676,000)		4,916,409
Bonds, notes & other debt instruments 0.04% U.S. Treasury bonds & notes 0.04% U.S. Treasury 0.04%	Principal amount (000)
U.S. Treasury 0.875% 2017	$2,000	2,002
Total bonds, notes & other debt instruments (cost: $2,001,000)		2,002
Short-term securities 4.82%
American Honda Finance Corp. 0.76% due 2/21/2017	30,000	29,973
Bank of Montreal 0.63% due 1/9/2017	20,000	19,997
Bank of Nova Scotia 1.03% due 1/17/2017[3]	22,200	22,194
Federal Home Loan Bank 0.39%–0.50% due 1/13/2017–2/13/2017	25,000	24,991
General Electric Co. 0.60% due 1/3/2017	5,250	5,250
Microsoft Corp. 0.70% due 2/1/2017[3]	15,000	14,992
Mizuho Bank, Ltd. 0.70% due 1/30/2017–2/2/2017[3]	30,000	29,981
Québec (Province of) 0.53% due 1/6/2017[3]	39,900	39,896
Toronto-Dominion Holdings USA Inc. 1.07% due 1/24/2017[3]	23,700	23,690
Victory Receivables Corp. 0.73%–0.75% due 1/11/2017–1/24/2017[3]	40,000	39,985
Total short-term securities (cost: $250,932,000)		250,949
Total investment securities 99.28% (cost: $4,089,609,000)		5,169,360
Other assets less liabilities 0.72%		37,360
Net assets 100.00%		$5,206,720
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Global Growth Fund — Page 4 of 173

Forward currency contracts

The fund has entered into a forward currency contract as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $11,269,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation at 12/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Japanese yen	1/19/2017	Bank of America, N.A.	$5,339	¥581,294	$359
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,469,332,000, which represented 47.43% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $180,668,000, which represented 3.47% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
¥ = Japanese yen
American Funds Insurance Series — Global Growth Fund — Page 5 of 173

Global Small Capitalization Fund
Investment portfolio
December 31, 2016
Common stocks 92.58% Consumer discretionary 19.37%	Shares	Value (000)
Domino’s Pizza, Inc.	335,300	$53,393
Cedar Fair, LP	687,000	44,105
zooplus AG, non-registered shares[1,2]	266,800	34,124
Ted Baker PLC[1]	968,500	33,561
AA PLC[1]	9,674,804	33,002
GVC Holdings PLC[1,2]	4,048,748	32,022
Tele Columbus AG1,2	3,285,000	27,291
Five Below, Inc.[2]	670,900	26,809
Penske Automotive Group, Inc.	473,000	24,520
BCA Marketplace PLC[1]	10,400,000	23,895
Lions Gate Entertainment Corp., Class A	436,750	11,748
Lions Gate Entertainment Corp., Class B2	436,750	10,718
Belmond Ltd., Class A2	1,624,000	21,680
Entertainment One Ltd.[1]	7,563,697	21,429
Cyrela Brazil Realty SA, ordinary nominative	6,382,000	20,138
Vail Resorts, Inc.	121,107	19,536
Brinker International, Inc.	381,000	18,871
Ladbrokes Coral Group PLC[1]	11,120,100	15,839
Taiwan Paiho Ltd.[1]	4,881,000	14,369
Eros International PLC, Class A2	759,296	9,909
Eros International PLC, Class A1,2,3	216,500	2,627
Texas Roadhouse, Inc.	253,500	12,229
Kyoritsu Maintenance Co.,Ltd.[1]	208,900	12,126
ServiceMaster Global Holdings, Inc.[2]	303,000	11,414
Paddy Power Betfair PLC[1]	106,393	11,368
Melco International Development Ltd.[1]	8,216,000	11,113
Inchcape PLC[1]	1,204,600	10,378
Melco Crown Entertainment Ltd. (ADR)	616,000	9,794
Stella International Holdings Ltd.[1]	5,226,000	8,406
McCarthy & Stone PLC[1]	4,236,326	8,404
Tarena International, Inc., Class A (ADR)	528,900	7,928
Shop Apotheke Europe NV1,2	267,857	7,606
Tesla Motors, Inc.[2]	35,000	7,479
Marui Group Co., Ltd.[1]	500,000	7,284
Minor International PCL, nonvoting depositary receipt (Thailand)[1]	7,230,000	7,218
Toll Brothers, Inc.[2]	225,000	6,975
DineEquity, Inc.	84,920	6,539
Brunello Cucinelli SpA[1]	280,865	6,013
Hathway Cable and Datacom Ltd.[1,2]	11,750,000	5,965
Cie. Plastic Omnium SA1	178,600	5,700
Grand Canyon Education, Inc.[2]	96,000	5,611
ElringKlinger AG1	332,000	5,543
Chow Sang Sang Holdings International Ltd.[1]	2,942,000	5,456
Hankook Tire Co., Ltd.[1,2]	101,174	4,855
SSI Group, Inc.[1,2]	93,136,500	4,775
Elior Group SA1	204,647	4,674
American Funds Insurance Series — Global Small Capitalization Fund — Page 6 of 173

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Daily Mail and General Trust PLC, Class A, nonvoting[1]	485,000	$4,650
Zhongsheng Group Holdings Ltd.[1]	5,067,500	4,506
DO & CO AG, non-registered shares[1]	68,190	4,480
PT Surya Citra Media Tbk[1]	21,510,000	4,461
POLYTEC Holding AG, non-registered shares[1]	364,350	3,982
American Axle & Manufacturing Holdings, Inc.[2]	202,000	3,899
Talwalkars Better Value Fitness Ltd.[1]	1,020,000	3,700
I.T Limited[1]	9,170,000	3,655
Greene King PLC[1]	386,600	3,323
Lands’ End, Inc.[2]	200,000	3,030
Wowprime Corp.[1]	667,000	2,706
ClubCorp Holdings, Inc.	185,000	2,655
L’Occitane International SA1	1,334,171	2,524
Mulberry Group PLC[1]	186,500	2,503
B2W - Cia. Digital, ordinary nominative[2]	692,469	2,170
Premium Leisure Corp.[1]	80,900,000	1,903
Sitoy Group Holdings Ltd.[1]	4,206,000	1,096
William Hill PLC[1]	205,200	731
China Zenix Auto International Ltd. (ADR)[2]	428,500	510
Zinc Media Group PLC[1,2]	260,000	5
Phorm Corp. Ltd.[1,2]	24,010,000	—
		750,928
Information technology 15.79%
Qorvo, Inc.[2]	1,783,038	94,020
Inphi Corp.[2]	887,600	39,605
Kakaku.com, Inc.[1]	1,954,000	32,306
Zoopla Property Group PLC[1]	6,815,620	26,794
VTech Holdings Ltd.[1]	1,975,100	26,374
AAC Technologies Holdings Inc.[1]	2,563,061	23,059
II-VI, Inc.[2]	725,000	21,496
Hamamatsu Photonics KK1	815,753	21,399
Sunny Optical Technology (Group) Co., Ltd.[1]	4,796,000	20,897
Topcon Corp.[1]	1,360,510	20,387
Semiconductor Manufacturing International Corp.[1,2]	12,919,191	20,185
Silicon Laboratories Inc.[2]	306,000	19,890
Zebra Technologies Corp., Class A2	225,000	19,296
Cypress Semiconductor Corp.	1,529,000	17,492
Moneysupermarket.com Group PLC[1]	4,295,000	15,551
Cognex Corp.	230,000	14,633
Lumentum Holdings Inc.[2]	373,140	14,422
Finisar Corp.[2]	462,000	13,985
ON Semiconductor Corp.[2]	1,056,726	13,484
Sonus Networks, Inc.[2]	1,864,000	11,743
Cray Inc.[2]	536,231	11,100
Exa Corp.[2]	720,000	11,059
RIB Software AG1	842,045	11,018
Palo Alto Networks, Inc.[2]	85,930	10,746
Gridsum Holding Inc., Class B (ADR)[2]	1,005,000	10,241
YY Inc., Class A (ADR)[2]	251,500	9,914
Infinera Corp.[2]	1,026,000	8,711
DeNA Co., Ltd.[1]	353,000	7,690
Viavi Solutions Inc.[2]	844,600	6,909
Rightmove PLC[1]	142,000	6,824
Vanguard International Semiconductor Corp.[1]	3,850,000	6,675
American Funds Insurance Series — Global Small Capitalization Fund — Page 7 of 173

Common stocks Information technology (continued)	Shares	Value (000)
Semtech Corp.[2]	191,000	$6,026
KPIT Technologies Ltd.[1]	2,637,993	5,193
Tobii AB1,2	677,683	5,074
Alten SA, non-registered shares[1]	68,500	4,810
Syntel, Inc.	167,000	3,305
		612,313
Health care 14.45%
GW Pharmaceuticals PLC (ADR)[2]	687,950	76,878
China Biologic Products, Inc.[2]	503,000	54,083
Insulet Corp.[2]	1,345,633	50,703
athenahealth, Inc.[2]	342,000	35,968
NuVasive, Inc.[2]	501,750	33,798
Illumina, Inc.[2]	260,400	33,342
Ultragenyx Pharmaceutical Inc.[2]	372,768	26,209
Hikma Pharmaceuticals PLC[1]	1,039,000	24,101
CryoLife, Inc.	1,232,300	23,598
Sawai Pharmaceutical Co., Ltd.[1]	333,400	17,873
Kite Pharma, Inc.[2]	385,539	17,288
bluebird bio, Inc.[2]	267,765	16,521
Integra LifeSciences Holdings Corp.[2]	190,000	16,300
Axovant Sciences Ltd.[2]	1,182,027	14,681
BioMarin Pharmaceutical Inc.[2]	172,000	14,248
CONMED Corp.	217,065	9,588
Hypermarcas SA, ordinary nominative	1,130,000	9,072
iRhythm Technologies, Inc.[2]	299,650	8,989
Nakanishi Inc.[1]	214,000	8,278
Capio AB1	1,513,146	7,977
Harmonicare Medical Holdings Ltd.[1]	10,401,000	6,876
Myriad Genetics, Inc.[2]	401,900	6,700
Teleflex Inc.	41,400	6,672
Team Health Holdings, Inc.[2]	141,250	6,137
Genomma Lab Internacional, SAB de CV, Series B2	5,400,000	5,606
Divi’s Laboratories Ltd.[1]	384,864	4,433
NantKwest, Inc.[2]	773,700	4,426
Hologic, Inc.[2]	108,000	4,333
Mitra Keluarga Karyasehat Tbk PT1	17,500,000	3,337
AbbVie Inc.[3]	46,159	2,890
Endo International PLC[2]	163,000	2,685
EXACT Sciences Corp.[2]	187,950	2,511
Novadaq Technologies Inc.[2]	351,500	2,492
Fisher & Paykel Healthcare Corp. Ltd.[1]	269,000	1,588
QRxPharma Ltd.[1,2]	4,129,927	—
		560,181
Financials 8.26%
Essent Group Ltd.[2]	1,579,064	51,114
Webster Financial Corp.	703,700	38,197
Kotak Mahindra Bank Ltd.[1]	3,282,732	34,817
Texas Capital Bancshares, Inc.[2]	356,222	27,928
Kemper Corp.	550,000	24,365
Avanza Bank Holding AB1	544,486	22,042
First Hawaiian, Inc.	592,248	20,622
EFG International AG1	2,231,703	13,498
Great Western Bancorp, Inc.	226,900	9,891
American Funds Insurance Series — Global Small Capitalization Fund — Page 8 of 173

Common stocks Financials (continued)	Shares	Value (000)
Shriram Transport Finance Co. Ltd.[1]	790,710	$9,887
City Union Bank Ltd.[1]	4,714,341	8,971
Deutsche Pfandbriefbank AG1	869,110	8,322
Cerved Information Solutions SPA, non-registered shares[1]	796,199	6,598
Signature Bank[2]	42,000	6,308
Numis Corp. PLC[1]	2,022,302	6,122
Permanent TSB Group Holdings PLC[1,2]	1,810,000	5,249
Close Brothers Group PLC[1]	295,000	5,235
Eurobank Ergasias SA1,2	7,665,362	5,194
CYBG PLC[1,2]	1,168,700	4,035
National Bank of Pakistan[1]	5,270,000	3,781
Bank of Ireland[1,2]	14,099,515	3,482
Inversiones La Construcción SA	205,000	2,678
Bolsas y Mercados Españoles, Sociedad Holding de Mercados y Sistemas Financieros, SA1	62,500	1,841
		320,177
Energy 7.73%
Laredo Petroleum, Inc.[2]	4,534,000	64,111
InterOil Corp.[2]	1,184,235	56,346
SM Energy Co.	808,700	27,884
Carrizo Oil & Gas, Inc.[2]	733,473	27,395
Whitecap Resources Inc.	2,638,880	23,900
Tullow Oil PLC[1]	5,396,215	20,682
Independence Contract Drilling, Inc.[2]	1,601,000	10,727
Kosmos Energy Ltd.[2]	1,385,000	9,709
Amerisur Resources PLC[1,2]	26,846,560	8,841
Venture Global LNG, Inc., Class C1,2,3,4	2,760	8,713
San Leon Energy PLC[1,2]	11,660,000	7,904
Ophir Energy PLC[1,2]	6,652,492	7,887
Lekoil Ltd. (CDI)[1,2]	21,413,600	6,917
Golar LNG Ltd.	209,900	4,815
Providence Resources PLC[1,2]	22,800,250	4,174
Pason Systems Inc.	219,000	3,204
Victoria Oil & Gas PLC[1,2,5]	6,966,560	3,005
Africa Oil Corp. (SEK denominated)[1,2]	678,100	1,346
Denbury Resources Inc.[2]	230,000	846
Canadian Overseas Petroleum Ltd.[2]	11,225,000	251
Canadian Overseas Petroleum Ltd.[2,3]	8,000,000	179
Canadian Overseas Petroleum Ltd. (GBP denominated)[1,2]	6,050,000	121
Genel Energy PLC[1,2]	400,600	404
BNK Petroleum Inc.[2]	756,920	180
International Petroleum Ltd.[1,2]	54,894,353	111
African Petroleum Corp. Ltd.[1,2]	336,363	109
Circle Oil PLC[1,2]	17,937,000	—
		299,761
Industrials 7.35%
International Container Terminal Services, Inc.[1]	30,840,000	44,403
ITT Inc.	823,000	31,743
ABM Industries Inc.	484,600	19,791
Clean Harbors, Inc.[2]	348,000	19,366
AKR Corporindo Tbk PT1	37,356,800	16,655
Carborundum Universal Ltd.[1]	4,159,030	15,154
PARK24 Co., Ltd.[1]	502,000	13,602
Unique Engineering and Construction PCL[1]	20,626,000	11,358
American Funds Insurance Series — Global Small Capitalization Fund — Page 9 of 173

Common stocks Industrials (continued)	Shares	Value (000)
Bossard Holding AG1	70,265	$9,892
NORMA Group SE, non-registered shares[1]	215,718	9,193
KEYW Holding Corp.[2]	750,000	8,842
J. Kumar Infraprojects Ltd.[1]	2,901,000	8,694
Amara Raja Batteries Ltd.[1]	677,766	8,683
Proto Labs, Inc.[2]	147,200	7,559
Geberit AG1	16,500	6,603
PayPoint PLC[1]	520,000	6,420
Johnson Electric Holdings Ltd.[1]	2,378,000	6,258
Alliance Global Group, Inc.[1]	23,370,000	6,008
Oshkosh Corp.	76,000	4,910
Valmont Industries, Inc.	34,000	4,791
Harmonic Drive Systems Inc.[1]	176,400	4,365
Boyd Group Income Fund	62,500	3,983
Landstar System, Inc.	46,600	3,975
Gujarat Pipavav Port Ltd.[1]	1,985,000	3,821
Generac Holdings Inc.[2]	80,300	3,271
Talgo SA, non-registered shares[1,2]	583,000	2,771
Rheinmetall AG1	29,000	1,949
TD Power Systems Ltd.[1]	286,208	713
		284,773
Materials 6.03%
Lundin Mining Corp.[2]	7,025,000	33,486
Buzzi Unicem SPA[1]	1,357,000	32,112
Sirius Minerals Plc[1,2]	84,166,138	19,824
United States Steel Corp.	518,838	17,127
Stillwater Mining Co.[2]	1,007,900	16,237
Time Technoplast Ltd.[1,5]	11,888,000	15,917
Kenmare Resources PLC[1,2]	5,148,530	15,894
HudBay Minerals Inc.	2,720,000	15,558
PolyOne Corp.	350,000	11,214
Multi Packaging Solutions International Ltd.[2]	714,731	10,192
AptarGroup, Inc.	116,300	8,542
CPMC Holdings Ltd.[1]	11,300,000	5,516
Steel Dynamics, Inc.	148,300	5,277
Mayr-Melnhof Karton AG, non-registered shares[1]	45,300	4,801
Rusoro Mining Ltd.[2]	25,530,432	4,564
Nampak Ltd.[1]	2,938,000	3,940
Arkema SA1	38,000	3,712
S H Kelkar and Co. Ltd.[1]	663,128	3,031
Hummingbird Resources PLC[1,2]	12,613,000	2,835
Greatview Aseptic Packaging Co. Ltd.[1]	5,000,000	2,556
Huntsman Corp.	68,600	1,309
Indochine Mining Ltd.[1,2,5]	182,998	—
		233,644
Consumer staples 4.77%
COSMOS Pharmaceutical Corp.[1]	193,900	35,737
Sprouts Farmers Market, Inc.[2]	1,541,700	29,169
SalMar ASA[1]	725,433	21,673
Puregold Price Club, Inc.[1]	20,753,100	16,262
Treasury Wine Estates Ltd.[1]	1,834,975	14,119
Coca-Cola Icecek AS, Class C1	1,341,000	12,576
Kernel Holding SA1	493,041	7,523
American Funds Insurance Series — Global Small Capitalization Fund — Page 10 of 173

Common stocks Consumer staples (continued)	Shares	Value (000)
Scandinavian Tobacco Group A/S1	396,000	$6,661
Emperador Inc.[1]	45,300,000	6,376
Delfi Ltd.[1]	3,729,800	5,718
Philip Morris CR as1	10,500	5,357
Del Monte Pacific Ltd.[1]	16,286,223	4,226
Milbon Co., Ltd.[1]	106,000	4,011
Hyundai Department Store Co., Ltd.[1]	38,500	3,471
Blue Buffalo Pet Products, Inc.[2]	130,800	3,145
Adecoagro SA2	285,000	2,958
PZ Cussons PLC[1]	600,000	2,466
Lenta Ltd. (GDR)[1,2]	240,000	1,966
Stock Spirits Group PLC[1]	746,100	1,661
		185,075
Utilities 2.32%
ENN Energy Holdings Ltd.[1]	9,515,700	38,980
Banpu Power PCL, foreign registered[1,2]	21,992,300	14,985
CT Environmental Group Ltd.[1]	70,542,000	14,145
REN - Redes Energéticas Nacionais, SGPS, SA, non-registered shares[1]	4,030,000	11,443
Huadian Fuxin Energy Corp. Ltd., Class H1	20,000,000	4,418
Ratchaburi Electricity Generating Holding PCL, foreign registered [1]	2,300,000	3,206
Energy World Corp. Ltd.[1,2]	10,883,000	2,029
Mytrah Energy Ltd.[1,2]	1,854,700	717
Greenko Group PLC[1]	2,280,000	—
		89,923
Real estate 1.42%
WHA Corp. PCL[1,2]	252,031,250	20,748
Land and Houses PCL, nonvoting depository receipt[1]	64,638,041	17,680
Land and Houses PCL, foreign registered[1]	4,551,959	1,245
K. Wah International Holdings Ltd.[1]	10,179,172	4,679
Mahindra Lifespace Developers Ltd.[1]	855,356	4,487
LSL Property Services PLC[1]	1,190,000	3,380
Golden Wheel Tiandi Holdings Co. Ltd.[1]	41,332,000	2,879
		55,098
Telecommunication services 0.30%
Indosat Tbk PT1,2	12,616,000	6,040
Zegona Communications PLC[1]	3,081,012	4,597
Hutchison Telecommunications Hong Kong Holdings Ltd.[1]	3,200,000	1,031
		11,668
Miscellaneous 4.79%
Other common stocks in initial period of acquisition		185,906
Total common stocks (cost: $3,373,784,000)		3,589,447
Rights & warrants 0.01% Real estate 0.01%
WHA Corp. PCL, warrants, expire 2020[2]	1,196,182	270
American Funds Insurance Series — Global Small Capitalization Fund — Page 11 of 173

Rights & warrants Energy 0.00%	Shares	Value (000)
Canadian Overseas Petroleum Ltd., warrants, expire 2017[1,2]	2,555,000	$—
Total rights & warrants (cost: $16,000)		270
Bonds, notes & other debt instruments 0.18% U.S. Treasury bonds & notes 0.09% U.S. Treasury 0.09%	Principal amount (000)
U.S. Treasury 0.75% 2017	$3,600	3,594
Total U.S. Treasury bonds & notes		3,594
Corporate bonds & notes 0.09% Energy 0.09%
Denbury Resources Inc. 9.00% 2021[3]	3,195	3,474
Total corporate bonds, notes & loans		3,474
Total bonds, notes & other debt instruments (cost: $5,159,000)		7,068
Short-term securities 7.37%
Bank of Montreal 1.08% due 3/21/2017	25,000	24,943
Federal Home Loan Bank 0.44%–0.52% due 1/11/2017–2/22/2017	85,000	84,979
General Electric Co. 0.60% due 1/3/2017	5,800	5,800
Gotham Funding Corp. 1.15% due 4/3/2017[3]	25,000	24,935
Liberty Street Funding Corp. 1.05% due 3/15/2017[3]	25,000	24,955
Mizuho Bank, Ltd. 0.70% due 2/2/2017[3]	25,000	24,983
Québec (Province of) 0.53% due 1/6/2017[3]	44,900	44,896
Total Capital Canada Ltd. 0.75% due 1/17/2017[3]	50,000	49,987
Total short-term securities (cost: $285,453,000)		285,478
Total investment securities 100.14% (cost: $3,664,412,000)		3,882,263
Other assets less liabilities (0.14)%		(5,409)
Net assets 100.00%		$3,876,854
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Global Small Capitalization Fund — Page 12 of 173

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $85,443,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
British pounds	1/11/2017	HSBC Bank	$42,412	£34,000	$493
British pounds	1/26/2017	Citibank	$15,236	£12,190	202
Euros	1/6/2017	JPMorgan Chase	$9,945	€9,091	370
Euros	1/9/2017	Citibank	$11,278	€10,438	283
Euros	1/26/2017	HSBC Bank	$3,844	€3,672	(28)
Euros	1/27/2017	Barclays Bank PLC	$2,817	€2,691	(20)
Japanese yen	1/12/2017	UBS AG	$3,828	¥437,000	86
					$1,386

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,612,372,000, which represented 41.59% of the net assets of the fund. This amount includes $1,600,921,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $187,639,000, which represented 4.84% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[5]	Represents an affiliated company as defined under the Investment Company Act of 1940.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Venture Global LNG, Inc., Class C	5/1/2015	$8,280	$8,713.22%

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
€ = Euros
GBP/£ = British pounds
¥ = Japanese yen
SEK = Swedish kronor
American Funds Insurance Series — Global Small Capitalization Fund — Page 13 of 173

Growth Fund
Investment portfolio
December 31, 2016
Common stocks 94.56% Information technology 26.13%	Shares	Value (000)
Facebook, Inc., Class A1	7,788,185	$896,031
Microsoft Corp.	11,095,000	689,443
Apple Inc.	4,905,300	568,132
Broadcom Ltd.	2,880,800	509,239
ASML Holding NV (New York registered)	2,224,016	249,534
ASML Holding NV2	1,808,186	202,596
Alphabet Inc., Class C1	270,241	208,578
Alphabet Inc., Class A1	254,000	201,282
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	59,537,000	333,409
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,675,392	48,168
Visa Inc., Class A	2,120,000	165,402
Intel Corp.	3,950,000	143,267
TE Connectivity Ltd.	2,015,000	139,599
Akamai Technologies, Inc.[1]	2,040,000	136,027
Hexagon AB, Class B2	3,152,551	112,424
Adobe Systems Inc.[1]	1,000,000	102,950
Juniper Networks, Inc.	3,160,000	89,302
Dolby Laboratories, Inc., Class A	1,949,549	88,100
Finisar Corp.[1]	2,554,000	77,310
Intuit Inc.	615,000	70,485
First Solar, Inc.[1]	2,000,000	64,180
Amphenol Corp., Class A	935,000	62,832
Paycom Software, Inc.[1]	1,150,000	52,314
Nintendo Co., Ltd.[2]	249,960	52,253
Sabre Corp.	2,064,300	51,504
Murata Manufacturing Co., Ltd.[2]	376,000	50,071
salesforce.com, inc.[1]	645,000	44,157
Activision Blizzard, Inc.	1,133,300	40,923
Samsung Electronics Co., Ltd.[2]	25,000	36,939
Fiserv, Inc.[1]	332,700	35,359
Alibaba Group Holding Ltd. (ADR)[1]	400,000	35,124
Jack Henry & Associates, Inc.	285,000	25,302
PayPal Holdings, Inc.[1]	513,000	20,248
Workday, Inc., Class A1	228,700	15,115
VeriSign, Inc.[1]	185,000	14,073
		5,631,672
Consumer discretionary 21.21%
Amazon.com, Inc.[1]	1,614,607	1,210,745
Home Depot, Inc.	3,890,000	521,571
Comcast Corp., Class A	7,257,351	501,120
Charter Communications, Inc., Class A1	1,287,320	370,645
Ulta Salon, Cosmetics & Fragrance, Inc.[1]	1,120,000	285,533
Netflix, Inc.[1]	1,971,000	244,010
Priceline Group Inc.[1]	136,331	199,869
Tesla Motors, Inc.[1]	927,500	198,197
American Funds Insurance Series — Growth Fund — Page 14 of 173

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Starbucks Corp.	3,510,000	$194,875
MGM Resorts International[1]	5,743,400	165,582
Domino’s Pizza, Inc.	647,000	103,028
Twenty-First Century Fox, Inc., Class A	3,670,000	102,907
CBS Corp., Class B	1,280,000	81,434
Newell Brands Inc.	1,818,900	81,214
NIKE, Inc., Class B	1,230,000	62,521
Tiffany & Co.	589,000	45,606
Liberty Global PLC, Class C, nonvoting[1]	1,365,000	40,541
Luxottica Group SpA[2]	689,000	37,112
Viacom Inc., Class B	1,000,000	35,100
Norwegian Cruise Line Holdings Ltd.[1]	743,000	31,600
Sturm, Ruger & Co., Inc.	565,288	29,791
Carnival Corp., units	290,000	15,097
Expedia, Inc.	113,900	12,903
		4,571,001
Health care 13.18%
UnitedHealth Group Inc.	3,645,000	583,346
Regeneron Pharmaceuticals, Inc.[1]	697,750	256,137
Centene Corp.[1]	4,266,652	241,109
Humana Inc.	993,200	202,643
Express Scripts Holding Co.[1]	2,809,908	193,294
Incyte Corp.[1]	1,921,500	192,669
Thermo Fisher Scientific Inc.	1,065,000	150,271
Vertex Pharmaceuticals Inc.[1]	2,023,000	149,034
Medtronic PLC	1,830,000	130,351
Intuitive Surgical, Inc.[1]	195,000	123,663
Gilead Sciences, Inc.	1,570,000	112,428
Merck & Co., Inc.	1,601,000	94,251
ResMed Inc.	1,480,000	91,834
Celgene Corp.[1]	700,000	81,025
Boston Scientific Corp.[1]	3,300,000	71,379
Intercept Pharmaceuticals, Inc.[1]	360,000	39,114
Bristol-Myers Squibb Co.	585,000	34,187
Illumina, Inc.[1]	230,000	29,449
Aetna Inc.	217,000	26,910
Abbott Laboratories	552,200	21,210
Novo Nordisk A/S, Class B2	245,000	8,800
ACADIA Pharmaceuticals Inc.[1]	270,000	7,787
		2,840,891
Energy 10.86%
Schlumberger Ltd.	4,727,000	396,832
Concho Resources Inc.[1]	1,960,000	259,896
EOG Resources, Inc.	2,492,400	251,982
Suncor Energy Inc.	5,502,090	179,899
Noble Energy, Inc.	3,958,000	150,641
Chevron Corp.	1,200,000	141,240
Halliburton Co.	2,500,000	135,225
Pioneer Natural Resources Co.	630,000	113,444
Weatherford International PLC[1]	18,761,776	93,621
Core Laboratories NV	561,198	67,366
Seven Generations Energy Ltd., Class A1	2,787,478	65,003
Murphy Oil Corp.	2,043,200	63,605
American Funds Insurance Series — Growth Fund — Page 15 of 173

Common stocks Energy (continued)	Shares	Value (000)
Cimarex Energy Co.	419,700	$57,037
Canadian Natural Resources, Ltd.	1,600,000	50,992
ConocoPhillips	1,000,000	50,140
Peyto Exploration & Development Corp.	2,027,000	50,137
Enbridge Inc. (CAD denominated)	1,086,159	45,707
Royal Dutch Shell PLC, Class B (ADR)	760,100	44,063
Royal Dutch Shell PLC, Class A (ADR)	29,912	1,627
U.S. Silica Holdings, Inc.	680,000	38,542
Hess Corp.	570,300	35,524
Tourmaline Oil Corp.[1]	847,000	22,653
Tourmaline Oil Corp.[1,2,3]	340,000	8,639
Tullow Oil PLC[2]	4,035,500	15,467
		2,339,282
Financials 9.60%
Berkshire Hathaway Inc., Class A1	1,893	462,121
Berkshire Hathaway Inc., Class B1	363,734	59,281
JPMorgan Chase & Co.	2,683,720	231,578
Onex Corp.	2,342,800	159,450
Legal & General Group PLC[2]	45,158,246	137,542
Goldman Sachs Group, Inc.	522,400	125,089
Wells Fargo & Co.	2,145,000	118,211
Capital One Financial Corp.	1,111,100	96,932
Bank of America Corp.	4,015,000	88,731
American International Group, Inc.	1,333,300	87,078
PNC Financial Services Group, Inc.	733,600	85,802
FCB Financial Holdings, Inc., Class A1	1,680,000	80,136
First Republic Bank	755,000	69,566
Financial Engines, Inc.	1,570,000	57,697
CME Group Inc., Class A	350,100	40,384
Chubb Ltd.	250,000	33,030
BlackRock, Inc.	75,000	28,541
Fifth Third Bancorp	980,000	26,431
Charles Schwab Corp.	590,000	23,287
Webster Financial Corp.	428,800	23,275
Morgan Stanley	411,000	17,365
Legg Mason Partners Equity Fund	565,000	16,899
		2,068,426
Industrials 5.74%
Boeing Co.	1,444,800	224,927
Rockwell Collins, Inc.	1,775,000	164,649
MTU Aero Engines AG2	861,034	99,338
General Dynamics Corp.	555,000	95,826
Raytheon Co.	538,000	76,396
Northrop Grumman Corp.	294,000	68,379
On Assignment, Inc.[1]	1,479,500	65,335
Johnson Controls International PLC	1,355,000	55,812
Grafton Group PLC, units[2]	7,866,000	53,230
TransDigm Group Inc.	169,000	42,074
Huntington Ingalls Industries, Inc.	217,000	39,969
Meggitt PLC[2]	6,506,647	36,744
AECOM[1]	1,000,000	36,360
Kansas City Southern	408,300	34,644
Caterpillar Inc.	360,000	33,386
American Funds Insurance Series — Growth Fund — Page 16 of 173

Common stocks Industrials (continued)	Shares	Value (000)
Lockheed Martin Corp.	131,000	$32,742
FedEx Corp.	168,000	31,282
Masco Corp.	722,000	22,830
Oshkosh Corp.	186,147	12,027
Cummins Inc.	87,000	11,890
		1,237,840
Consumer staples 4.62%
Philip Morris International Inc.	2,470,000	225,980
Constellation Brands, Inc., Class A	1,075,000	164,808
Kraft Heinz Co.	1,803,199	157,455
Coca-Cola Co.	3,245,000	134,538
Kerry Group PLC, Class A2	1,700,000	121,563
Costco Wholesale Corp.	377,000	60,362
Reynolds American Inc.	845,300	47,371
Mead Johnson Nutrition Co.	646,000	45,711
Pinnacle Foods Inc.	425,000	22,716
Coca-Cola European Partners PLC	470,000	14,758
		995,262
Telecommunication services 1.11%
Zayo Group Holdings, Inc.[1]	6,549,000	215,200
T-Mobile US, Inc.[1]	437,000	25,132
		240,332
Materials 0.55%
E.I. du Pont de Nemours and Co.	705,000	51,747
Praxair, Inc.	314,200	36,821
Platform Specialty Products Corp.[1]	3,000,000	29,430
		117,998
Real estate 0.44%
Iron Mountain Inc. REIT	2,000,000	64,960
American Tower Corp. REIT	190,000	20,079
Crown Castle International Corp. REIT	107,000	9,285
		94,324
Utilities 0.28%
Exelon Corp.	1,705,000	60,510
Miscellaneous 0.84%
Other common stocks in initial period of acquisition		180,202
Total common stocks (cost: $14,086,577,000)		20,377,740
Convertible stocks 0.06% Consumer discretionary 0.06%
Uber Technologies, Inc., Series F, convertible preferred[2,3]	268,677	13,104
Total convertible stocks (cost: $10,650,000)		13,104
American Funds Insurance Series — Growth Fund — Page 17 of 173

Convertible bonds 0.02% Miscellaneous 0.02%	Principal amount (000)	Value (000)
Other convertible bonds in initial period of acquisition		$4,481
Total convertible bonds (cost: $5,000,000)		4,481
Short-term securities 5.46%
Apple Inc. 0.71% due 2/14/2017[4]	$75,000	74,948
Army and Air Force Exchange Service 0.51% due 1/4/2017[4]	24,100	24,098
Chevron Corp. 0.60%–0.67% due 2/2/2017–2/7/2017[4]	80,000	79,944
Ciesco LLC 1.04% due 3/15/2017[4]	27,300	27,250
Estée Lauder Companies Inc. 0.73%–0.75% due 2/7/2017–2/15/2017[4]	30,000	29,977
ExxonMobil Corp. 0.69% due 1/23/2017	80,000	79,966
Federal Farm Credit Banks 0.46%–0.54% due 1/24/2017–5/26/2017	65,000	64,875
Federal Home Loan Bank 0.38%–0.53% due 1/6/2017–2/24/2017	221,600	221,530
Freddie Mac 0.50% due 5/15/2017	45,000	44,906
General Electric Co. 0.60% due 1/3/2017	11,350	11,349
John Deere Canada ULC 0.73% due 1/17/2017[4]	35,000	34,992
John Deere Financial Ltd. 0.63% due 1/11/2017[4]	20,000	19,997
Microsoft Corp. 0.67%–0.89% due 1/17/2017–3/21/2017[4]	110,000	109,908
Paccar Financial Corp. 0.60% due 1/19/2017	15,000	14,995
PepsiCo Inc. 0.64% due 1/30/2017[4]	30,000	29,986
Qualcomm Inc. 0.65% due 2/14/2017[4]	30,000	29,976
U.S. Treasury Bills 0.44%–0.53% due 1/12/2017–3/23/2017	110,300	110,240
United Parcel Service Inc. 0.65% due 1/23/2017[4]	66,100	66,077
Walt Disney Co. 0.71% due 2/27/2017[4]	50,000	49,946
Wells Fargo Bank, N.A. 0.90% due 3/1/2017	50,000	50,011
Total short-term securities (cost: $1,174,918,000)		1,174,971
Total investment securities 100.10% (cost: $15,277,145,000)		21,570,296
Other assets less liabilities (0.10)%		(20,546)
Net assets 100.00%		$21,549,750
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Growth Fund — Page 18 of 173

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,378,737,000, which represented 6.40% of the net assets of the fund. This amount includes $1,356,994,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $577,099,000, which represented 2.68% of the net assets of the fund.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Uber Technologies, Inc., Series F, convertible preferred	5/22/2015	$10,650	$13,104.06%
Tourmaline Oil Corp.	12/1/2016	8,936	8,639.04
Total private placement securities		$ 19,586	$ 21,743.10%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth Fund — Page 19 of 173

International Fund
Investment portfolio
December 31, 2016
Common stocks 91.33% Financials 15.28%	Shares	Value (000)
AIA Group Ltd.[1]	34,971,700	$195,711
HDFC Bank Ltd.[1]	8,854,600	172,651
HDFC Bank Ltd. (ADR)	352,300	21,378
BNP Paribas SA1	1,996,322	127,168
Barclays PLC[1]	46,061,039	126,528
Prudential PLC[1]	5,142,265	102,568
UBS Group AG1	4,796,651	75,091
Kotak Mahindra Bank Ltd.[1]	6,186,048	65,610
Credit Suisse Group AG1	3,667,625	52,370
UniCredit SpA[1]	13,706,031	39,402
Siam Commercial Bank Public Co. Ltd., foreign registered [1]	6,334,104	26,863
Axis Bank Ltd.[1]	3,222,055	21,291
HSBC Holdings PLC (HKD denominated)[1]	2,623,616	21,077
Metropolitan Bank & Trust Co.[1]	12,130,000	17,733
Banco Santander, SA1	3,320,000	17,331
Société Générale[1]	303,575	14,903
RSA Insurance Group PLC[1]	1,542,100	11,122
Royal Bank of Canada	135,000	9,137
Standard Chartered PLC[1,2]	669,285	5,482
Standard Chartered PLC (HKD denominated)[1,2]	249,285	2,001
Kinnevik AB, Class B [1]	306,233	7,337
Bangkok Bank PCL, nonvoting depository receipt [1]	1,394,900	6,194
		1,138,948
Information technology 12.76%
Tencent Holdings Ltd.[1]	9,635,499	233,856
Alibaba Group Holding Ltd. (ADR)[2]	1,873,200	164,486
Samsung Electronics Co., Ltd.[1]	108,596	160,457
Nintendo Co., Ltd.[1]	474,646	99,223
ASML Holding NV1	693,834	77,740
Infineon Technologies AG1	2,596,346	44,999
Murata Manufacturing Co., Ltd.[1]	290,500	38,685
Tata Consultancy Services Ltd.[1]	770,000	26,766
Hamamatsu Photonics KK1	944,400	24,773
Keyence Corp.[1]	35,100	24,050
Samsung SDI Co., Ltd.[1]	189,653	17,043
Worldpay Group PLC[1]	3,380,200	11,210
Tech Mahindra Ltd.[1]	1,546,414	11,100
Baidu, Inc., Class A (ADR)[2]	46,000	7,563
Gemalto NV, non-registered shares [1]	128,500	7,419
Yandex NV, Class A2	99,500	2,003
		951,373
American Funds Insurance Series — International Fund — Page 20 of 173

Common stocks Consumer discretionary 12.71%	Shares	Value (000)
Altice NV, Class A1,2	7,869,893	$155,667
Altice NV, Class B1,2	1,118,127	22,236
Kering SA1	477,249	106,992
Galaxy Entertainment Group Ltd.[1]	18,326,000	78,841
Toyota Motor Corp.[1]	1,103,000	64,393
Naspers Ltd., Class N1	416,600	60,701
Sands China Ltd.[1]	13,028,000	56,031
Hyundai Motor Co.[1]	426,354	51,223
Sony Corp.[1]	1,551,500	43,118
H & M Hennes & Mauritz AB, Class B1	1,297,377	36,015
Melco Crown Entertainment Ltd. (ADR)	1,985,000	31,562
Techtronic Industries Co. Ltd.[1]	7,816,000	27,999
Li & Fung Ltd.[1]	60,242,000	26,339
Hyundai Mobis Co., Ltd.[1]	118,300	25,801
Mahindra & Mahindra Ltd.[1]	1,300,289	22,593
Restaurant Brands International Inc.	456,173	21,741
William Hill PLC[1]	5,845,000	20,832
ITV PLC[1]	7,870,100	19,949
Publicis Groupe SA1	259,183	17,880
Elior Group SA1	727,200	16,608
Industria de Diseño Textil, SA1	444,000	15,152
Global Brands Group Holding Ltd.[1,2]	83,622,000	11,008
Tele Columbus AG1,2	1,113,750	9,253
B&M European Value Retail SA1	1,627,000	5,566
		947,500
Health care 9.49%
Novartis AG1	3,096,974	225,270
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	3,304,730	52,998
Grifols, SA, Class A, non-registered shares[1]	881,000	17,504
Grifols, SA, Class B (ADR)	793,690	12,755
UCB SA1	1,272,900	81,476
Sysmex Corp.[1]	1,161,823	67,157
Takeda Pharmaceutical Co. Ltd.[1]	1,408,500	58,171
Teva Pharmaceutical Industries Ltd. (ADR)	1,525,300	55,292
Merck KGaA[1]	420,900	43,925
Shire PLC[1]	415,500	23,545
Fresenius SE & Co. KGaA[1]	231,000	18,044
Astellas Pharma Inc.[1]	953,000	13,210
Chugai Pharmaceutical Co., Ltd.[1]	435,500	12,473
GlaxoSmithKline PLC[1]	626,000	11,955
Novo Nordisk A/S, Class B1	282,500	10,147
Fresenius Medical Care AG & Co. KGaA[1]	39,638	3,361
		707,283
Materials 8.64%
HeidelbergCement AG1	1,052,809	98,221
Nitto Denko Corp.[1]	1,092,000	83,613
Glencore PLC[1,2]	24,853,000	83,533
First Quantum Minerals Ltd.	7,199,000	71,580
Grasim Industries Ltd.[1]	4,012,868	50,806
Fortescue Metals Group Ltd.[1]	11,557,000	48,803
Vale SA, Class A, preferred nominative (ADR)	6,605,300	45,510
Vale SA, Class A, preferred nominative	109,700	787
Syngenta AG1	82,350	32,543
American Funds Insurance Series — International Fund — Page 21 of 173

Common stocks Materials (continued)	Shares	Value (000)
Rio Tinto PLC[1]	816,000	$31,074
Teck Resources Ltd., Class B	1,547,000	30,960
Asahi Kasei Corp.[1]	1,875,000	16,324
BASF SE1	160,500	14,968
Ambuja Cements Ltd.[1]	4,354,000	13,191
Amcor Ltd.[1]	1,116,000	12,022
UltraTech Cement Ltd.[1]	121,816	5,812
Akzo Nobel NV1	73,350	4,581
		644,328
Industrials 8.24%
Airbus Group SE, non-registered shares[1]	2,559,364	168,914
Rolls-Royce Holdings PLC[1,2]	9,055,400	74,470
Recruit Holdings Co., Ltd.[1]	1,220,000	48,855
CK Hutchison Holdings Ltd.[1]	3,350,836	37,828
Jardine Matheson Holdings Ltd.[1]	650,100	35,862
Babcock International Group PLC[1]	2,695,615	31,624
Abertis Infraestructuras, SA, Class A, non-registered shares[1]	2,201,554	30,803
Nidec Corp.[1]	310,000	26,660
Komatsu Ltd.[1]	1,122,000	25,325
Toshiba Corp.[1,2]	8,607,000	20,795
Leonardo - Finmeccanica SPA[1,2]	1,459,500	20,462
Ryanair Holdings PLC (ADR)[2]	243,700	20,290
International Container Terminal Services, Inc.[1]	12,890,350	18,559
Siemens AG1	143,300	17,615
Capita PLC[1]	2,186,300	14,313
Groupe Eurotunnel SE1	1,070,000	10,158
SMC Corp.[1]	27,000	6,425
Alliance Global Group, Inc.[1]	20,000,000	5,142
		614,100
Consumer staples 7.53%
Nestlé SA1	1,317,700	94,513
Pernod Ricard SA1	717,437	77,721
AMOREPACIFIC Corp.[1]	262,800	69,875
British American Tobacco PLC[1]	1,182,000	67,113
Associated British Foods PLC[1]	1,979,588	66,903
Treasury Wine Estates Ltd.[1]	6,529,100	50,238
Imperial Brands PLC[1]	1,043,000	45,372
Meiji Holdings Co., Ltd.[1]	404,400	31,724
Uni-Charm Corp.[1]	870,000	19,001
Thai Beverage PCL[1]	17,400,000	10,185
Glanbia PLC[1]	575,438	9,558
Kao Corp.[1]	166,000	7,854
Ajinomoto Co., Inc.[1]	322,000	6,476
Shiseido Co., Ltd.[1]	206,500	5,217
		561,750
Utilities 5.20%
Power Grid Corp. of India Ltd.[1]	35,497,206	95,891
Cheung Kong Infrastructure Holdings Ltd.[1]	7,942,000	63,167
ENN Energy Holdings Ltd.[1]	12,732,000	52,155
DONG Energy AS1,2	1,215,408	46,001
China Gas Holdings Ltd.[1]	31,610,000	42,834
SSE PLC[1]	2,187,904	41,825
American Funds Insurance Series — International Fund — Page 22 of 173

Common stocks Utilities (continued)	Shares	Value (000)
Engie SA1	1,445,515	$18,415
China Resources Gas Group Ltd.[1]	5,340,000	14,966
ACCIONA, SA1	169,700	12,488
		387,742
Energy 4.91%
Royal Dutch Shell PLC, Class B1	2,996,561	85,509
Royal Dutch Shell PLC, Class A1	2,050,421	56,499
Suncor Energy Inc.	1,433,000	46,854
Canadian Natural Resources, Ltd.	1,284,900	40,950
Oil Search Ltd.[1]	7,903,000	40,804
TOTAL SA1	721,834	36,848
Tullow Oil PLC[1]	6,211,652	23,807
Enbridge Inc. (CAD denominated)	434,757	18,295
BP PLC[1]	2,636,717	16,383
		365,949
Telecommunication services 3.40%
Nippon Telegraph and Telephone Corp.[1]	1,948,000	81,886
SoftBank Group Corp.[1]	911,900	60,201
MTN Group Ltd.[1]	5,094,106	46,530
KDDI Corp.[1]	1,189,500	30,032
Bharti Airtel Ltd.[1]	2,530,000	11,381
TalkTalk Telecom Group PLC[1]	4,279,000	8,910
Idea Cellular Ltd.[1]	7,324,000	7,982
Intouch Holdings PCL[1]	4,631,000	6,427
SFR Group SA, non-registered shares[1,2]	1	—
		253,349
Real estate 2.19%
Cheung Kong Property Holdings Ltd.[1]	12,918,528	78,340
Ayala Land, Inc.[1]	53,650,700	34,495
Wharf (Holdings) Ltd.[1]	4,198,000	27,587
Sun Hung Kai Properties Ltd.[1]	1,798,666	22,520
		162,942
Miscellaneous 0.98%
Other common stocks in initial period of acquisition		73,165
Total common stocks (cost: $6,453,721,000)		6,808,429
Bonds, notes & other debt instruments 1.04% Corporate bonds & notes 0.65% Materials 0.49%	Principal amount (000)
First Quantum Minerals Ltd. 7.00% 2021[3]	$3,725	3,723
First Quantum Minerals Ltd. 7.25% 2022[3]	25,720	25,463
Vale Overseas Ltd. 6.875% 2036	1,430	1,416
Vale Overseas Ltd. 6.875% 2039	5,704	5,576
Vale SA 5.625% 2042	65	58
		36,236
American Funds Insurance Series — International Fund — Page 23 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy 0.16%	Principal amount (000)	Value (000)
Genel Energy Finance 3 Ltd. 7.50% 2019[3]	$3,000	$2,483
Petróleos Mexicanos 7.19% 2024	MXN200,000	8,225
Petróleos Mexicanos 7.47% 2026	42,000	1,672
		12,380
Total corporate bonds & notes		48,616
U.S. Treasury bonds & notes 0.31% U.S. Treasury 0.31%
U.S. Treasury 0.875% 2017[4]	$22,835	22,854
Total U.S. Treasury bonds & notes		22,854
Bonds & notes of governments outside the U.S. 0.08%
Brazil (Federative Republic of) 10.00% 2025	BRL21,000	5,999
Total bonds, notes & other debt instruments (cost: $69,936,000)		77,469
Short-term securities 7.37%
Bank of Montreal 1.10%–1.11% due 2/1/2017–4/3/2017	$75,900	75,779
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.63% due 1/6/2017	13,800	13,798
CPPIB Capital Inc. 0.73% due 2/23/2017[3]	18,900	18,879
Fairway Finance Corp. 0.93% due 3/13/2017[3]	8,800	8,785
Federal Home Loan Bank 0.42%–0.49% due 1/9/2017–2/21/2017	80,400	80,367
Gotham Funding Corp. 0.92% due 2/13/2017[3]	55,100	55,050
John Deere Financial Ltd. 0.71% due 1/24/2017[3]	37,400	37,387
Mizuho Bank, Ltd. 0.70% due 1/30/2017[3]	54,300	54,267
Sumitomo Mitsui Banking Corp. 0.73% due 1/18/2017[3]	52,100	52,083
U.S. Treasury Bills 0.40%–0.52% due 1/5/2017–4/6/2017	103,100	103,062
Victory Receivables Corp. 0.74% due 1/11/2017[3]	50,000	49,991
Total short-term securities (cost: $549,423,000)		549,448
Total investment securities 99.74% (cost: $7,073,080,000)		7,435,346
Other assets less liabilities 0.26%		19,529
Net assets 100.00%		$7,454,875
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — International Fund — Page 24 of 173

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $290,958,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Euros	1/10/2017	Barclays Bank PLC	$16,784	€15,545	$408
Euros	1/10/2017	JPMorgan Chase	$7,791	€7,216	190
Euros	1/23/2017	Barclays Bank PLC	$130,424	€125,000	(1,336)
Euros	1/26/2017	HSBC Bank	$8,873	€8,477	(63)
Euros	1/26/2017	Bank of America, N.A.	$23,103	€22,080	(174)
Euros	2/24/2017	HSBC Bank	$3,829	€3,666	(40)
Japanese yen	2/17/2017	JPMorgan Chase	$22,843	¥2,686,677	(203)
Japanese yen	2/17/2017	Citibank	$45,677	¥5,373,353	(414)
Japanese yen	2/24/2017	Barclays Bank PLC	$56,819	¥6,682,000	(512)
					$(2,144)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $6,197,096,000, which represented 83.13% of the net assets of the fund. This amount includes $6,024,446,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $308,111,000, which represented 4.13% of the net assets of the fund.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $71,000, which represented less than .01% of the net assets of the fund.

Key to abbreviations and symbols
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
€ = Euros
HKD = Hong Kong dollars
¥ = Japanese yen
MXN = Mexican pesos
American Funds Insurance Series — International Fund — Page 25 of 173

New World Fund®
Investment portfolio
December 31, 2016
Common stocks 83.03% Information technology 14.42%	Shares	Value (000)
Murata Manufacturing Co., Ltd.[1]	656,000	$87,358
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	10,757,000	60,240
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	540,000	15,525
Baidu, Inc., Class A (ADR)[2]	250,700	41,217
AAC Technologies Holdings Inc.[1]	4,423,500	39,796
Alphabet Inc., Class C2	25,946	20,026
Alphabet Inc., Class A2	16,900	13,392
Broadcom Ltd.	130,300	23,033
Alibaba Group Holding Ltd. (ADR)[2]	249,550	21,913
MasterCard Inc., Class A	200,000	20,650
Yandex NV, Class A2	956,000	19,244
Tencent Holdings Ltd.[1]	320,500	7,779
ASML Holding NV1	57,000	6,386
Facebook, Inc., Class A2	54,000	6,213
ASM Pacific Technology Ltd.[1]	563,900	5,970
EPAM Systems, Inc.[2]	90,500	5,820
Hexagon AB, Class B1	157,000	5,599
Juniper Networks, Inc.	188,800	5,335
Intel Corp.	138,460	5,022
TDK Corp.[1]	50,200	3,442
Halma PLC[1]	310,000	3,417
		417,377
Financials 13.17%
UniCredit SpA[1]	21,925,000	63,030
HDFC Bank Ltd.[1]	1,385,100	27,007
HDFC Bank Ltd. (ADR)	208,400	12,646
Citigroup Inc.	560,000	33,281
ICICI Bank Ltd.[1]	6,053,830	22,699
ICICI Bank Ltd. (ADR)	1,100,500	8,243
Housing Development Finance Corp. Ltd.[1]	1,604,700	29,830
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	5,441,500	27,586
AIA Group Ltd.[1]	4,291,600	24,017
Sberbank of Russia PJSC (ADR) [1]	1,150,000	13,280
Sberbank of Russia PJSC (ADR)	682,500	7,903
Capitec Bank Holdings Ltd.[1]	413,438	20,938
Kotak Mahindra Bank Ltd.[1]	1,647,772	17,477
Industrial and Commercial Bank of China Ltd., Class H1	27,600,000	16,461
Prudential PLC[1]	657,720	13,119
Indiabulls Housing Finance Ltd.[1]	1,322,319	12,589
Itaú Unibanco Holding SA, preferred nominative	1,150,000	11,960
Chubb Ltd.	90,000	11,891
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	1,000,000	7,190
China Construction Bank Corp., Class H1	535	—
		381,147
American Funds Insurance Series — New World Fund — Page 26 of 173

Common stocks Consumer discretionary 12.63%	Shares	Value (000)
Naspers Ltd., Class N1	395,419	$57,615
Domino’s Pizza, Inc.	310,000	49,364
Ctrip.com International, Ltd. (ADR)[2]	963,600	38,544
Matahari Department Store Tbk PT1	28,777,400	32,124
Kroton Educacional SA, ordinary nominative	6,786,000	27,793
Maruti Suzuki India Ltd.[1]	249,500	19,434
Mr Price Group Ltd.[1]	1,584,000	18,317
Estácio Participações SA, ordinary nominative	3,391,000	16,462
Sony Corp.[1]	575,000	15,980
Mahindra & Mahindra Ltd.[1]	904,000	15,708
Steinhoff International Holdings NV1	2,907,262	15,013
Cosmo Lady (China) Holdings Co. Ltd.[1]	23,792,000	9,189
Wynn Macau, Ltd.[1]	5,100,200	8,075
Priceline Group Inc.[2]	5,300	7,770
Industria de Diseño Textil, SA1	200,000	6,825
NIKE, Inc., Class B	121,000	6,150
Toyota Motor Corp.[1]	87,000	5,079
Ryohin Keikaku Co., Ltd.[1]	24,500	4,791
Twenty-First Century Fox, Inc., Class A	160,000	4,486
Motherson Sumi Systems Ltd.[1]	795,361	3,821
Samsonite International SA1	1,032,000	2,936
		365,476
Energy 9.56%
Reliance Industries Ltd.[1]	5,492,302	87,469
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[2]	3,575,674	36,150
United Tractors Tbk PT1	19,029,300	29,987
CNOOC Ltd.[1]	21,621,100	26,694
Royal Dutch Shell PLC, Class B1	600,000	17,121
Royal Dutch Shell PLC, Class A1	11,705	323
Schlumberger Ltd.	203,500	17,084
LUKOIL Oil Co. PJSC (ADR)[1]	303,000	16,968
Galp Energia, SGPS, SA, Class B1	1,057,173	15,715
Oil Search Ltd.[1]	2,529,200	13,058
Noble Energy, Inc.	243,900	9,283
Halliburton Co.	115,000	6,220
Weatherford International PLC[2]	130,000	649
		276,721
Health care 6.92%
China Biologic Products, Inc.[2]	380,800	40,944
Hypermarcas SA, ordinary nominative	3,730,800	29,952
Novo Nordisk A/S, Class B1	586,600	21,070
CSL Ltd.[1]	269,500	19,469
Hikma Pharmaceuticals PLC[1]	826,500	19,171
Thermo Fisher Scientific Inc.	116,000	16,368
Merck & Co., Inc.	260,000	15,306
Novartis AG (ADR)	134,000	9,761
Novartis AG1	65,000	4,728
Cochlear Ltd.[1]	112,500	9,931
AstraZeneca PLC[1]	128,000	6,942
Straumann Holding AG1	16,500	6,433
		200,075
American Funds Insurance Series — New World Fund — Page 27 of 173

Common stocks Consumer staples 6.05%	Shares	Value (000)
Lenta Ltd. (GDR)[1,2]	5,241,024	$42,941
Lenta Ltd. (GDR)[1,2,3]	1,053,300	8,630
CP ALL PCL[1]	16,826,500	29,322
Nestlé SA1	295,696	21,209
Pernod Ricard SA1	155,500	16,846
British American Tobacco PLC[1]	293,000	16,636
Coca-Cola Co.	275,000	11,402
Kimberly-Clark de México, SAB de CV, Class A	3,900,000	7,025
Kao Corp.[1]	108,000	5,110
Procter & Gamble Co.	50,993	4,288
GRUMA, SAB de CV, Series B	320,000	4,061
Coty Inc., Class A	210,157	3,848
Coca-Cola HBC AG (CDI)[1]	173,000	3,771
		175,089
Materials 5.94%
ArcelorMittal SA1,2	10,556,683	77,831
Vale SA, Class A, preferred nominative	4,350,000	31,195
Klabin SA, units	4,692,000	25,545
Chr. Hansen Holding A/S1	170,000	9,404
First Quantum Minerals Ltd.	875,900	8,709
Koninklijke DSM NV1	121,000	7,244
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[2]	854,600	6,862
Croda International PLC[1]	65,655	2,576
Air Liquide SA, bonus shares[1]	15,000	1,665
Air Liquide SA, non-registered shares[1]	1,875	208
Tianhe Chemicals Group Ltd.[1,2]	75,890,000	665
		171,904
Industrials 5.30%
Airbus Group SE, non-registered shares[1]	581,929	38,406
Eicher Motors Ltd.[1]	104,200	33,388
ASSA ABLOY AB, Class B1	992,658	18,414
Cummins Inc.	100,000	13,667
Edenred SA1	644,000	12,763
Safran SA1	130,900	9,424
Boeing Co.	45,000	7,006
Grupo Aeroportuario del Sureste, SA de CV, Series B	470,000	6,772
Johnson Controls International PLC	157,575	6,490
Grupo Aeroportuario del Pacífico SAB de CV	495,482	4,075
LT Group, Inc.[1]	11,450,000	2,896
		153,301
Telecommunication services 2.05%
SoftBank Group Corp.[1]	461,400	30,460
Perusahaan Perseroan (Persero) Telekomunikasi Indonesia Tbk PT, Class B1	42,500,000	12,503
Reliance Communications Ltd.[1,2]	20,244,031	10,088
Vodafone Group PLC (ADR)	136,000	3,322
True Corp. PCL, foreign[1]	14,786,700	2,940
		59,313
American Funds Insurance Series — New World Fund — Page 28 of 173

Common stocks Real estate 1.05%	Shares	Value (000)
American Tower Corp. REIT	245,000	$25,892
Fibra Uno Administración, SA de CV REIT	2,870,496	4,398
Ayala Land, Inc., preference shares[1,2]	15,000,000	27
		30,317
Utilities 0.95%
China Resources Gas Group Ltd.[1]	6,598,000	18,492
Cheung Kong Infrastructure Holdings Ltd.[1]	599,000	4,764
China Gas Holdings Ltd.[1]	3,086,600	4,183
		27,439
Miscellaneous 4.99%
Other common stocks in initial period of acquisition		144,465
Total common stocks (cost: $2,144,710,000)		2,402,624
Rights & warrants 1.18% Consumer staples 1.06%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2018[1,3]	5,330,000	22,473
Shanghai Jahwa United Co., Ltd., Class A, warrants, expire 2018[1,3]	2,100,000	8,174
		30,647
Consumer discretionary 0.12%
Gree Electric Appliances, Inc. of Zhuhai., Class A, warrants, expire 2018[1,3]	1,028,900	3,636
Total rights & warrants (cost: $40,814,000)		34,283
Bonds, notes & other debt instruments 4.80% Bonds & notes of governments & government agencies outside the U.S. 4.18%	Principal amount (000)
Argentine Republic 8.75% 2017	$ 475	494
Argentine Republic 21.20% 2018	ARS1,830	118
Argentine Republic 22.75% 2018	7,930	505
Argentine Republic 6.875% 2021[3]	$700	747
Argentine Republic 18.20% 2021	ARS7,995	516
Argentine Republic 7.50% 2026[3]	$1,125	1,184
Argentine Republic 15.50% 2026	ARS5,550	339
Argentine Republic 8.28% 2033[4,5]	$1,318	1,413
Argentine Republic 0% 2035	5,800	541
Argentine Republic 7.125% 2036[3]	800	763
Argentine Republic 7.625% 2046[3]	1,298	1,301
Brazil (Federative Republic of) 0% 2018	BRL3,000	789
Brazil (Federative Republic of) 0% 2019	3,700	925
Brazil (Federative Republic of) 4.25% 2025	$945	885
Brazil (Federative Republic of) 10.00% 2025	BRL5,000	1,428
Brazil (Federative Republic of) 5.625% 2047	$2,245	1,976
Buenos Aires (City of) 8.95% 2021[4]	1,055	1,182
Chile (Republic of) 3.125% 2025	325	323
Chile (Republic of) 3.125% 2026	475	469
Colombia (Republic of) 4.50% 2026	250	258
Colombia (Republic of), Series B, 10.00% 2024	COP1,356,500	535
Colombia (Republic of), Series B, 6.00% 2028	2,360,300	714
Dominican Republic 9.04% 2018[4]	$66	68
Dominican Republic 7.50% 2021[4]	800	870
American Funds Insurance Series — New World Fund — Page 29 of 173

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Dominican Republic 5.50% 2025[3]	$970	$940
Dominican Republic 8.625% 2027[3,4]	575	650
Dominican Republic 7.45% 2044[3]	1,125	1,142
Dominican Republic 7.45% 2044	1,100	1,116
Dominican Republic 6.85% 2045[3]	500	475
Ghana (Republic of) 7.875% 2023	2,695	2,665
Greece (Hellenic Republic of) 3.375% 2017	€170	176
Greece (Hellenic Republic of) 3.00% 2023[6]	35	30
Greece (Hellenic Republic of) 3.00% 2024[6]	35	30
Greece (Hellenic Republic of) 3.00% 2025[6]	35	29
Greece (Hellenic Republic of) 3.00% 2026[6]	35	29
Greece (Hellenic Republic of) 3.00% 2027[6]	35	28
Greece (Hellenic Republic of) 3.00% 2028[6]	35	27
Greece (Hellenic Republic of) 3.00% 2029[6]	35	26
Greece (Hellenic Republic of) 3.00% 2030[6]	35	26
Greece (Hellenic Republic of) 3.00% 2031[6]	35	25
Greece (Hellenic Republic of) 3.00% 2032[6]	35	25
Greece (Hellenic Republic of) 3.00% 2033[6]	35	25
Greece (Hellenic Republic of) 3.00% 2034[6]	35	24
Greece (Hellenic Republic of) 3.00% 2035[6]	35	24
Greece (Hellenic Republic of) 3.00% 2036[6]	35	23
Greece (Hellenic Republic of) 3.00% 2037[6]	35	23
Greece (Hellenic Republic of) 3.00% 2038[6]	35	23
Greece (Hellenic Republic of) 3.00% 2039[6]	35	23
Greece (Hellenic Republic of) 3.00% 2040[6]	35	23
Greece (Hellenic Republic of) 3.00% 2041[6]	35	23
Greece (Hellenic Republic of) 3.00% 2042[6]	35	23
Hungary 5.375% 2023	$300	326
Hungary, Series B, 5.50% 2025	HUF240,000	979
India (Republic of) 7.80% 2021	INR107,540	1,658
India (Republic of) 8.83% 2023	114,800	1,882
India (Republic of) 8.40% 2024	52,100	841
India (Republic of) 9.20% 2030	42,160	732
Indonesia (Republic of) 4.875% 2021	$1,500	1,592
Indonesia (Republic of) 3.75% 2022	650	654
Indonesia (Republic of) 4.75% 2026[3]	1,600	1,656
Indonesia (Republic of) 5.25% 2042	550	556
Jordan (Hashemite Kingdom of) 6.125% 2026[3]	230	233
Jordan (Hashemite Kingdom of) 5.75% 2027[3]	230	218
Kazakhstan (Republic of) 5.125% 2025[3]	400	429
Kazakhstan (Republic of) 6.50% 2045[3]	800	919
Kenya (Republic of) 6.875% 2024	1,350	1,281
Kenya (Republic of) 6.875% 2024[3]	1,300	1,234
Morocco (Kingdom of) 4.25% 2022	1,400	1,434
Morocco (Kingdom of) 4.25% 2022[3]	250	256
Morocco (Kingdom of) 5.50% 2042	2,200	2,263
Nigeria (Federal Republic of) 6.375% 2023	1,025	996
Pakistan (Islamic Republic of) 5.50% 2021[3]	900	916
Pakistan (Islamic Republic of) 8.25% 2024	300	326
Pakistan (Islamic Republic of) 8.25% 2025[3]	410	450
Pakistan (Islamic Republic of) 8.25% 2025	300	329
Paraguay (Republic of) 5.00% 2026[3]	500	510
Peru (Republic of) 2.75% 2026	€855	974
Peru (Republic of) 4.125% 2027	$1,570	1,639
Peru (Republic of) 6.55% 2037[4]	382	482
American Funds Insurance Series — New World Fund — Page 30 of 173

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Peru (Republic of) 5.625% 2050	$130	$148
Poland (Republic of), Series 0922, 5.75% 2022	PLN4,300	1,167
Poland (Republic of), Series 1023, 4.00% 2023	1,500	373
Russian Federation 7.50% 2021	RUB100,000	1,596
Russian Federation 7.60% 2021	36,000	576
Russian Federation 7.00% 2023	49,000	757
Russian Federation 8.15% 2027	2,470,000	40,254
Saudi Arabia (Kingdom of) 2.375% 2021[3]	$375	364
Saudi Arabia (Kingdom of) 3.25% 2026[3]	810	769
South Africa (Republic of), Series R-186, 10.50% 2026	ZAR17,600	1,414
South Africa (Republic of), Series R-214, 6.50% 2041	14,450	750
Turkey (Republic of) 5.625% 2021	$1,700	1,747
Turkey (Republic of) 2.00% 2024[7]	TRY1,490	403
Turkey (Republic of) 9.00% 2024	3,455	879
Turkey (Republic of) 8.00% 2025	3,750	890
Turkey (Republic of) 4.875% 2026	$3,020	2,802
Turkey (Republic of) 6.75% 2040	1,000	1,014
Turkey (Republic of) 6.00% 2041	650	605
Turkey (Republic of) 4.875% 2043	300	243
United Mexican States 2.500% 2020[7]	MXN11,134	539
United Mexican States 4.00% 2023	$1,400	1,407
United Mexican States 3.60% 2025	2,275	2,199
United Mexican States 4.125% 2026	700	696
United Mexican States 4.00% 2040[7]	MXN5,010	250
United Mexican States 4.35% 2047	$465	400
United Mexican States, Series M10, 7.75% 2017	MXN10,000	488
United Mexican States, Series M, 6.50% 2021	7,500	353
United Mexican States, Series M20, 10.00% 2024	11,000	615
United Mexican States, Series M, 5.75% 2026	10,000	429
Venezuela (Bolivarian Republic of) 12.75% 2022[4]	$265	166
Venezuela (Bolivarian Republic of) 8.25% 2024	805	378
Venezuela (Bolivarian Republic of) 7.65% 2025	320	147
Venezuela (Bolivarian Republic of) 11.75% 2026	530	302
Venezuela (Bolivarian Republic of) 9.25% 2027	1,880	963
Venezuela (Bolivarian Republic of) 9.25% 2028	130	60
Venezuela (Bolivarian Republic of) 11.95% 2031[4]	760	428
Venezuela (Bolivarian Republic of) 9.375% 2034	115	54
Venezuela (Bolivarian Republic of) 7.00% 2038	170	72
Zambia (Republic of) 8.97% 2027[3,4]	2,605	2,579
		121,057
Corporate bonds & notes 0.57% Energy 0.31%
Ecopetrol SA 5.875% 2045	210	182
Gazprom OJSC 6.51% 2022[3]	600	664
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	600	594
Petrobras Global Finance Co. 8.375% 2021	500	540
Petrobras Global Finance Co. 4.375% 2023	310	272
Petrobras Global Finance Co. 6.25% 2024	90	87
Petrobras Global Finance Co. 8.75% 2026	1,257	1,359
Petrobras Global Finance Co. 6.85% 2115	890	725
Petróleos Mexicanos 5.50% 2021	420	433
Petróleos Mexicanos 6.375% 2021[3]	655	699
Petróleos Mexicanos 3.50% 2023	295	272
Petróleos Mexicanos 4.875% 2024	250	243
American Funds Insurance Series — New World Fund — Page 31 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 6.875% 2026[3]	$1,000	$1,058
Petróleos Mexicanos 6.50% 2041	250	235
Petróleos Mexicanos 5.625% 2046	1,010	842
YPF SA 8.50% 2025[3]	860	874
		9,079
Financials 0.09%
BBVA Bancomer SA 6.50% 2021[3]	525	568
HSBK (Europe) BV 7.25% 2021[3]	1,125	1,210
VEB Finance Ltd. 6.902% 2020	600	650
		2,428
Telecommunication services 0.05%
Digicel Group Ltd. 8.25% 2020[3]	600	518
Digicel Group Ltd. 6.00% 2021[3]	750	682
Digicel Group Ltd. 7.125% 2022[3]	350	273
		1,473
Industrials 0.04%
Brunswick Rail Finance Ltd. 6.50% 2017	850	500
Brunswick Rail Finance Ltd. 6.50% 2017[3]	550	323
Lima Metro Line Finance Ltd. 5.875% 2034[3,4]	335	355
		1,178
Utilities 0.04%
Eskom Holdings Ltd. 5.75% 2021[3]	985	990
Materials 0.02%
Vale Overseas Ltd. 6.25% 2026	618	644
Other mortgage-backed securities 0.02%
Export Credit Bank of Turkey 5.375% 2021[3]	590	579
Consumer discretionary 0.00%
Grupo Televisa, SAB 7.25% 2043	MXN2,000	72
Total corporate bonds & notes		16,443
U.S. Treasury bonds & notes 0.05% U.S. Treasury 0.05%
U.S. Treasury 0.875% 2017	$1,500	1,501
Total U.S. Treasury bonds & notes		1,501
Total bonds, notes & other debt instruments (cost: $131,714,000)		139,001
Short-term securities 10.94%
Bank of Montreal 0.63% due 1/9/2017	30,000	29,995
CPPIB Capital Inc. 0.69% due 1/17/2017[3]	7,000	6,998
Export Development Canada 0.83% due 2/27/2017	20,000	19,979
Federal Home Loan Bank 0.45%–0.56% due 1/18/2017–3/29/2017	47,000	46,974
Freddie Mac 0.47% due 2/2/2017	20,000	19,993
American Funds Insurance Series — New World Fund — Page 32 of 173

Short-term securities	Principal amount (000)	Value (000)
General Electric Co. 0.60% due 1/3/2017	$7,850	$7,850
Gotham Funding Corp. 1.15% due 4/3/2017[3]	25,000	24,935
Liberty Street Funding Corp. 1.05% due 3/15/2017[3]	25,000	24,954
Mizuho Bank, Ltd. 0.70% due 2/2/2017[3]	15,000	14,990
PepsiCo Inc. 0.64% due 1/30/2017[3]	20,000	19,991
Total Capital Canada Ltd. 0.75% due 1/17/2017[3]	50,000	49,987
Victory Receivables Corp. 0.82% due 1/18/2017[3]	50,000	49,984
Total short-term securities (cost: $316,595,000)		316,630
Total investment securities 99.95% (cost: $2,633,833,000)		2,892,538
Other assets less liabilities 0.05%		1,327
Net assets 100.00%		$2,893,865
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — New World Fund — Page 33 of 173

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $12,356,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 12/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Colombian pesos	1/13/2017	JPMorgan Chase	$365	COP1,127,350	$(9)
Colombian pesos	1/20/2017	Bank of America, N.A.	$775	COP2,311,700	8
Euros	1/23/2017	HSBC Bank	$281	€265	2
Euros	2/24/2017	HSBC Bank	$554	€530	(6)
Indian rupees	1/11/2017	Citibank	$644	INR44,350	(9)
Indian rupees	1/11/2017	JPMorgan Chase	$3,735	INR257,150	(50)
Indian rupees	1/25/2017	JPMorgan Chase	$464	INR31,418	3
Japanese yen	2/16/2017	Bank of America, N.A.	$1,331	¥153,000	19
Japanese yen	2/17/2017	UBS AG	$549	¥63,000	8
Mexican pesos	1/10/2017	HSBC Bank	$886	MXN18,300	6
Mexican pesos	1/11/2017	Citibank	$434	MXN9,000	1
Mexican pesos	1/12/2017	HSBC Bank	$148	MXN3,075	—[8]
South African rand	1/10/2017	JPMorgan Chase	$268	ZAR3,700	(1)
South African rand	1/20/2017	Bank of America, N.A.	$893	ZAR12,200	8
Turkish lira	1/6/2017	JPMorgan Chase	$251	TRY785	29
Turkish lira	1/13/2017	Citibank	$142	TRY500	—[8]
Turkish lira	1/24/2017	Bank of America, N.A.	$502	TRY1,775	1
					$10

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,522,635,000, which represented 52.62% of the net assets of the fund. This amount includes $1,458,989,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $261,280,000, which represented 9.03% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Step bond; coupon rate will increase at a later date.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Amount less than one thousand.

Key to abbreviations and symbols
ADR = American Depositary Receipts	INR = Indian rupees
ARS = Argentine pesos	¥ = Japanese yen
BRL = Brazilian reais	MXN = Mexican pesos
CDI = CREST Depository Interest	PLN = Polish zloty
COP = Colombian pesos	RUB = Russian rubles
€ = Euros	TRY = Turkish lira
GDR = Global Depositary Receipts	ZAR = South African rand
HUF = Hungarian forints
American Funds Insurance Series — New World Fund — Page 34 of 173

Blue Chip Income and Growth Fund
Investment portfolio
December 31, 2016
Common stocks 92.66% Information technology 14.12%	Shares	Value (000)
Intel Corp.	7,487,200	$271,561
Apple Inc.	1,974,580	228,696
Texas Instruments Inc.	2,630,000	191,911
Western Union Co.	8,225,000	178,647
Oracle Corp.	3,150,000	121,117
Broadcom Ltd.	492,527	87,064
Microsoft Corp.	1,400,000	86,996
International Business Machines Corp.	330,000	54,777
		1,220,769
Health care 13.39%
AbbVie Inc.	6,338,800	396,936
Amgen Inc.	1,856,500	271,439
Medtronic PLC	1,460,000	103,996
Teva Pharmaceutical Industries Ltd. (ADR)	2,260,800	81,954
Gilead Sciences, Inc.	959,812	68,732
Bristol-Myers Squibb Co.	1,125,000	65,745
UnitedHealth Group Inc.	340,000	54,414
Novartis AG (ADR)	708,500	51,607
Abbott Laboratories	850,000	32,648
Merck & Co., Inc.	500,000	29,435
		1,156,906
Energy 12.26%
Exxon Mobil Corp.	3,166,000	285,763
Halliburton Co.	4,795,700	259,399
Canadian Natural Resources, Ltd.	7,677,150	244,748
Noble Energy, Inc.	2,488,000	94,693
ConocoPhillips	1,500,000	75,210
Apache Corp.	888,000	56,361
Royal Dutch Shell PLC, Class B (ADR)	750,000	43,478
		1,059,652
Financials 11.10%
JPMorgan Chase & Co.	3,678,200	317,392
American International Group, Inc.	2,536,750	165,675
Citigroup Inc.	2,312,000	137,402
Prudential Financial, Inc.	1,295,000	134,758
Goldman Sachs Group, Inc.	531,000	127,148
U.S. Bancorp	1,000,000	51,370
HSBC Holdings PLC (ADR)	626,866	25,187
		958,932
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 35 of 173

Common stocks Industrials 9.79%	Shares	Value (000)
Norfolk Southern Corp.	952,000	$102,883
Boeing Co.	659,000	102,593
CSX Corp.	2,850,000	102,400
Caterpillar Inc.	904,000	83,837
Illinois Tool Works Inc.	650,000	79,599
Union Pacific Corp.	750,000	77,760
General Dynamics Corp.	450,000	77,697
General Electric Co.	2,400,000	75,840
Rockwell Automation	450,000	60,480
United Technologies Corp.	500,000	54,810
United Parcel Service, Inc., Class B	250,000	28,660
		846,559
Consumer staples 9.59%
Altria Group, Inc.	3,754,000	253,846
Kraft Heinz Co.	1,076,666	94,015
Philip Morris International Inc.	1,000,000	91,490
Mondelez International, Inc.	1,580,000	70,041
Reynolds American Inc.	1,108,000	62,092
Kimberly-Clark Corp.	500,000	57,060
Coca-Cola Co.	1,250,000	51,825
Conagra Brands, Inc.	1,200,000	47,460
Kellogg Co.	592,000	43,636
PepsiCo, Inc.	400,000	41,852
Lamb Weston Holdings, Inc.	400,000	15,140
		828,457
Telecommunication services 5.89%
AT&T Inc.	6,624,000	281,718
Verizon Communications Inc.	4,265,171	227,675
		509,393
Materials 4.90%
Freeport-McMoRan Inc.[1]	12,908,000	170,257
Vale SA, Class A, preferred nominative (ADR)	12,719,337	87,636
Vale SA, ordinary nominative (ADR)	460,500	3,509
BHP Billiton PLC (ADR)	1,585,000	49,864
Dow Chemical Co.	850,000	48,637
Praxair, Inc.	375,000	43,946
International Flavors & Fragrances Inc.	168,000	19,796
		423,645
Consumer discretionary 4.81%
Las Vegas Sands Corp.	2,458,000	131,282
Amazon.com, Inc.[1]	104,500	78,361
General Motors Co.	2,000,000	69,680
McDonald’s Corp.	500,000	60,860
Royal Caribbean Cruises Ltd.	500,000	41,020
Viacom Inc., Class B	992,850	34,849
		416,052
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 36 of 173

Common stocks Utilities 1.69%	Shares	Value (000)
Exelon Corp.	2,263,000	$80,314
Southern Co.	1,000,000	49,190
Xcel Energy Inc.	250,000	10,175
NextEra Energy, Inc.	50,000	5,973
		145,652
Real estate 0.40%
Crown Castle International Corp. REIT	400,000	34,708
Miscellaneous 4.72%
Other common stocks in initial period of acquisition		408,090
Total common stocks (cost: $6,264,454,000)		8,008,815
Short-term securities 7.26%	Principal amount (000)
Apple Inc. 0.53% due 1/18/2017[2]	$20,000	19,995
Army and Air Force Exchange Service 0.51% due 1/4/2017[2]	19,900	19,899
Chevron Corp. 0.60%–0.80% due 2/6/2017–3/13/2017[2]	115,000	114,875
Fannie Mae 0.46% due 2/2/2017	42,100	42,085
Federal Home Loan Bank 0.47%–0.54% due 1/13/2017–3/22/2017	303,800	303,643
Freddie Mac 0.47% due 2/2/2017	31,800	31,789
Microsoft Corp. 0.60%–0.78% due 1/4/2017–2/13/2017[2]	45,000	44,982
U.S. Treasury Bills 0.44% due 1/12/2017–2/16/2017	50,000	49,981
Total short-term securities (cost: $627,211,000)		627,249
Total investment securities 99.92% (cost: $6,891,665,000)		8,636,064
Other assets less liabilities 0.08%		7,174
Net assets 100.00%		$8,643,238
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $199,751,000, which represented 2.31% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 37 of 173

Global Growth and Income Fund
Investment portfolio
December 31, 2016
Common stocks 91.66% Information technology 17.35%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	11,845,800	$66,337
Microsoft Corp.	890,000	55,305
Nintendo Co., Ltd.[1]	225,000	47,035
Broadcom Ltd.	200,000	35,354
Murata Manufacturing Co., Ltd.[1]	183,000	24,369
Apple Inc.	185,000	21,427
Alibaba Group Holding Ltd. (ADR)[2]	160,000	14,050
TE Connectivity Ltd.	200,000	13,856
Facebook, Inc., Class A2	120,000	13,806
AAC Technologies Holdings Inc.[1]	1,503,500	13,526
Alphabet Inc., Class C2	9,000	6,946
Alphabet Inc., Class A2	6,000	4,755
TEMENOS Group AG (Switzerland)[1]	128,000	8,914
Vanguard International Semiconductor Corp.[1]	5,000,000	8,669
Halma PLC[1]	610,000	6,723
Intel Corp.	120,600	4,374
		345,446
Financials 13.99%
ICICI Bank Ltd.[1]	4,550,000	17,060
ICICI Bank Ltd. (ADR)	2,000,000	14,980
UniCredit SpA[1]	8,150,000	23,430
JPMorgan Chase & Co.	267,000	23,039
Capital One Financial Corp.	205,000	17,884
CME Group Inc., Class A	145,500	16,783
Prudential PLC[1]	807,000	16,097
National Australia Bank Ltd.[1]	680,000	15,009
First Republic Bank	155,000	14,282
Blackstone Group LP	474,250	12,819
Toronto-Dominion Bank	230,000	11,344
CIT Group Inc.	250,000	10,670
ORIX Corp.[1]	680,000	10,535
Banco Santander, SA (ADR)	2,022,988	10,479
Wells Fargo & Co.	180,000	9,920
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	1,750,000	8,872
ABN AMRO Group NV, depository receipts[1]	400,000	8,860
Intesa Sanpaolo SpA[1]	3,375,835	8,618
Itaú Unibanco Holding SA, preferred nominative (ADR)	742,500	7,633
Indiabulls Housing Finance Ltd.[1]	750,000	7,140
AIA Group Ltd.[1]	1,220,000	6,827
Fairfax Financial Holdings Ltd., subordinate voting (CAD denominated)	10,000	4,830
CenterState Banks, Inc.	60,945	1,534
		278,645
American Funds Insurance Series — Global Growth and Income Fund — Page 38 of 173

Common stocks Consumer discretionary 9.88%	Shares	Value (000)
ProSiebenSat.1 Media SE1	616,945	$23,850
Amazon.com, Inc.[2]	25,000	18,747
Home Depot, Inc.	135,000	18,101
Continental AG1	81,000	15,768
Steinhoff International Holdings NV1	2,990,000	15,440
Vivendi SA1	715,200	13,587
Sony Corp.[1]	480,000	13,340
Berkeley Group Holdings PLC[1]	370,000	12,789
McDonald’s Corp.	100,000	12,172
Comcast Corp., Class A	160,000	11,048
Rakuten, Inc.[1]	990,000	9,688
HUGO BOSS AG1	150,000	9,255
Pearson PLC[1]	860,000	8,631
Ulta Salon, Cosmetics & Fragrance, Inc.[2]	26,000	6,628
adidas AG1	28,000	4,425
SES SA, Class A (FDR)[1]	150,000	3,303
		196,772
Industrials 9.23%
Airbus Group SE, non-registered shares[1]	374,000	24,684
Lockheed Martin Corp.	85,500	21,370
Boeing Co.	120,000	18,682
Flughafen Zürich AG1	95,000	17,626
Grupo Aeroportuario del Pacífico SAB de CV	2,080,000	17,106
United Continental Holdings, Inc.[2]	225,000	16,398
Mitsubishi Electric Corp.[1]	910,000	12,650
American Airlines Group Inc.	260,000	12,139
Ryanair Holdings PLC (ADR)[2]	141,375	11,771
Komatsu Ltd.[1]	520,000	11,737
General Electric Co.	275,000	8,690
Safran SA1	90,000	6,480
Abertis Infraestructuras, SA, Class A, non-registered shares[1]	208,372	2,915
Meggitt PLC[1]	284,455	1,606
		183,854
Energy 8.48%
Royal Dutch Shell PLC, Class B (ADR)	502,000	29,101
Royal Dutch Shell PLC, Class A (ADR)	138,515	7,533
Chevron Corp.	257,000	30,249
BP PLC[1]	4,000,000	24,854
Schlumberger Ltd.	145,000	12,173
Spectra Energy Corp	265,000	10,889
Enbridge Inc. (CAD denominated)	236,220	9,940
Helmerich & Payne, Inc.	125,000	9,675
Exxon Mobil Corp.	97,000	8,755
Baker Hughes Inc.	130,000	8,446
WorleyParsons Ltd.[1,2]	970,298	6,783
Reliance Industries Ltd.[1]	400,000	6,370
Tallgrass Energy GP, LP, Class A	150,000	4,020
		168,788
Health care 7.52%
UnitedHealth Group Inc.	306,100	48,988
Merck & Co., Inc.	335,900	19,774
Regeneron Pharmaceuticals, Inc.[2]	46,000	16,886
American Funds Insurance Series — Global Growth and Income Fund — Page 39 of 173

Common stocks Health care (continued)	Shares	Value (000)
Medtronic PLC	226,000	$16,098
Novartis AG1	124,000	9,020
Hypermarcas SA, ordinary nominative	1,050,000	8,430
Hikma Pharmaceuticals PLC[1]	340,000	7,887
Thermo Fisher Scientific Inc.	55,000	7,760
ResMed Inc.	114,000	7,074
Novo Nordisk A/S, Class B1	142,500	5,118
AstraZeneca PLC[1]	50,000	2,712
		149,747
Consumer staples 7.16%
British American Tobacco PLC[1]	807,000	45,821
Nestlé SA1	379,700	27,234
Walgreens Boots Alliance, Inc.	210,500	17,421
Procter & Gamble Co.	191,222	16,078
Pinnacle Foods Inc.	150,000	8,017
Costco Wholesale Corp.	36,606	5,861
Philip Morris International Inc.	60,000	5,489
Associated British Foods PLC[1]	130,000	4,394
Mead Johnson Nutrition Co.	55,000	3,892
Coty Inc., Class A	181,245	3,319
Booker Group PLC[1]	1,380,000	2,977
Coca-Cola European Partners PLC	67,000	2,104
		142,607
Materials 5.28%
E.I. du Pont de Nemours and Co.	350,000	25,690
ArcelorMittal SA1,2	3,000,000	22,118
James Hardie Industries PLC (CDI)[1]	950,000	15,042
Rio Tinto PLC[1]	273,000	10,396
Potash Corp. of Saskatchewan Inc.	500,000	9,045
Agrium Inc.	80,000	8,044
CCL Industries Inc., Class B, nonvoting	38,500	7,565
Koninklijke DSM NV1	122,000	7,304
		105,204
Utilities 4.18%
Infraestructura Energética Nova, SAB de CV	6,606,884	28,790
DONG Energy AS1,2	491,552	18,604
Dominion Resources, Inc.	152,000	11,642
Power Assets Holdings Ltd.[1]	1,000,000	8,810
SSE PLC[1]	458,000	8,755
Enel SPA[1]	1,500,000	6,601
		83,202
Real estate 3.23%
MGM Growth Properties LLC REIT, Class A	943,856	23,889
Crown Castle International Corp. REIT	163,000	14,144
British Land Co. PLC REIT[1]	1,685,000	13,056
Daiwa House Industry Co., Ltd.[1]	235,000	6,411
Prologis, Inc. REIT	90,000	4,751
Sun Hung Kai Properties Ltd.[1]	170,000	2,128
		64,379
American Funds Insurance Series — Global Growth and Income Fund — Page 40 of 173

Common stocks Telecommunication services 0.77%	Shares	Value (000)
China Mobile Ltd.[1]	575,000	$6,029
Vodafone Group PLC[1]	2,350,000	5,780
TalkTalk Telecom Group PLC[1]	1,728,000	3,598
		15,407
Miscellaneous 4.59%
Other common stocks in initial period of acquisition		91,362
Total common stocks (cost: $1,602,338,000)		1,825,413
Preferred securities 0.02% Consumer discretionary 0.02%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	3,402,000	486
Total preferred securities (cost: $256,000)		486
Bonds, notes & other debt instruments 2.40% Corporate bonds & notes 2.32% Telecommunication services 1.75%	Principal amount (000)
Numericable Group SA 7.375% 2026[3]	$14,800	15,170
Sprint Nextel Corp. 7.25% 2021	18,500	19,703
		34,873
Materials 0.57%
First Quantum Minerals Ltd. 6.75% 2020[3]	11,300	11,328
Total corporate bonds & notes		46,201
U.S. Treasury bonds & notes 0.08% U.S. Treasury 0.08%
U.S. Treasury 0.875% 2017	1,600	1,601
Total U.S. Treasury bonds & notes		1,601
Total bonds, notes & other debt instruments (cost: $42,139,000)		47,802
Short-term securities 5.78%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.63% due 1/6/2017	32,900	32,896
Federal Home Loan Bank 0.42%–0.49% due 1/9/2017–2/21/2017	64,900	64,871
Mitsubishi UFJ Trust and Banking Corp. 0.75% due 1/13/2017[3]	17,400	17,396
Total short-term securities (cost: $115,161,000)		115,163
Total investment securities 99.86% (cost: $1,759,894,000)		1,988,864
Other assets less liabilities 0.14%		2,745
Net assets 100.00%		$1,991,609
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Global Growth and Income Fund — Page 41 of 173

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $15,582,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation at 12/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	1/9/2017	HSBC Bank	$594	A$795	$21
British pounds	1/13/2017	Bank of America, N.A.	$6,167	£4,900	126
					$147

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $828,467,000, which represented 41.60% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $43,894,000, which represented 2.20% of the net assets of the fund.

Key to abbreviations and symbols
A$ = Australian dollars
ADR = American Depositary Receipts
£ = British pounds
CAD = Canadian dollars
CDI = CREST Depository Interest
FDR = Fiduciary Depositary Receipts
American Funds Insurance Series — Global Growth and Income Fund — Page 42 of 173

Growth-Income Fund
Investment portfolio
December 31, 2016
Common stocks 91.55% Information technology 14.98%	Shares	Value (000)
Texas Instruments Inc.	7,890,059	$575,738
Microsoft Corp.	8,448,727	525,004
Broadcom Ltd.	2,589,590	457,762
Alphabet Inc., Class A1	338,700	268,403
Alphabet Inc., Class C1	238,084	183,758
Oracle Corp.	6,221,000	239,197
Intel Corp.	5,934,600	215,248
Accenture PLC, Class A	1,654,500	193,792
Apple Inc.	1,411,000	163,422
Yahoo! Inc.[1]	2,438,000	94,277
Xilinx, Inc.	1,525,000	92,064
International Business Machines Corp.	519,000	86,149
Visa Inc., Class A	1,047,600	81,734
QUALCOMM Inc.	1,148,000	74,850
ASML Holding NV (New York registered)	663,700	74,467
Qorvo, Inc.[1]	1,339,419	70,628
Alibaba Group Holding Ltd. (ADR)[1]	800,000	70,248
MercadoLibre, Inc.	402,000	62,768
NetApp, Inc.	1,471,690	51,906
IAC/InterActiveCorp	716,000	46,390
Arista Networks, Inc.[1]	455,200	44,050
Automatic Data Processing, Inc.	407,500	41,883
Intuit Inc.	344,700	39,506
ON Semiconductor Corp.[1]	2,894,900	36,939
SAP SE2	239,500	20,931
GoDaddy Inc., Class A1	510,300	17,835
Tableau Software, Inc., Class A1	388,200	16,363
Mobileye NV1	416,800	15,888
First Data Corp., Class A1	788,541	11,189
Western Union Co.	400,000	8,688
Motorola Solutions, Inc.	100,000	8,289
VeriSign, Inc.[1]	101,400	7,713
First Solar, Inc.[1]	170,000	5,455
Verint Systems Inc.[1]	125,924	4,439
Lam Research Corp.	10,000	1,057
		3,908,030
Health care 14.66%
Amgen Inc.	3,563,400	521,005
AbbVie Inc.	7,140,100	447,113
Stryker Corp.	2,584,241	309,618
Gilead Sciences, Inc.	3,537,100	253,292
UnitedHealth Group Inc.	1,513,596	242,236
McKesson Corp.	1,666,300	234,032
Medtronic PLC	3,049,700	217,230
Express Scripts Holding Co.[1]	2,482,500	170,771
American Funds Insurance Series — Growth-Income Fund — Page 43 of 173

Common stocks Health care (continued)	Shares	Value (000)
Illumina, Inc.[1]	1,303,800	$166,938
Merck & Co., Inc.	2,835,080	166,901
Humana Inc.	716,000	146,085
Johnson & Johnson	890,000	102,537
Quest Diagnostics, Inc.	1,100,000	101,090
Hologic, Inc.[1]	2,331,300	93,532
Incyte Corp.[1]	913,200	91,567
Pfizer Inc.	1,995,851	64,825
Perrigo Co. PLC	750,000	62,422
Takeda Pharmaceutical Co. Ltd.[2]	1,456,000	60,133
Kite Pharma, Inc.[1]	1,314,200	58,929
Novartis AG2	785,150	57,111
Eli Lilly and Co.	659,300	48,491
Cardinal Health, Inc.	640,000	46,061
Thermo Fisher Scientific Inc.	292,500	41,272
Abbott Laboratories	781,800	30,029
Agios Pharmaceuticals, Inc.[1]	639,500	26,686
Aetna Inc.	173,000	21,454
DaVita Inc.[1]	301,800	19,376
Alexion Pharmaceuticals, Inc.[1]	98,700	12,076
Cerner Corp.[1]	178,000	8,432
Endo International PLC[1]	240,000	3,953
		3,825,197
Consumer discretionary 13.47%
Amazon.com, Inc.[1]	1,168,400	876,148
Netflix, Inc.[1]	3,966,277	491,025
Home Depot, Inc.	1,496,500	200,651
Twenty-First Century Fox, Inc., Class A	6,141,000	172,194
Time Warner Inc.	1,767,902	170,655
Viacom Inc., Class B	4,600,800	161,488
Newell Brands Inc.	3,580,800	159,883
Carnival Corp., units	2,617,200	136,251
Charter Communications, Inc., Class A1	447,669	128,893
Comcast Corp., Class A	1,843,000	127,259
Royal Caribbean Cruises Ltd.	1,341,600	110,065
Las Vegas Sands Corp.	1,717,000	91,705
Toyota Motor Corp.[2]	1,525,000	89,029
Starbucks Corp.	1,353,200	75,130
NIKE, Inc., Class B	1,475,400	74,995
Priceline Group Inc.[1]	43,900	64,360
Daily Mail and General Trust PLC, Class A, nonvoting[2]	6,400,000	61,358
Cedar Fair, LP	896,500	57,555
Wynn Resorts, Ltd.	597,966	51,730
CBS Corp., Class B	720,000	45,806
Ferrari NV2	600,000	34,906
Daimler AG2	372,500	27,645
Coach, Inc.	630,000	22,063
Marks and Spencer Group PLC[2]	4,879,000	21,007
Scripps Networks Interactive, Inc., Class A	287,100	20,490
YUM! Brands, Inc.	218,800	13,857
Electrolux AB, Series B2	462,724	11,489
American Funds Insurance Series — Growth-Income Fund — Page 44 of 173

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Kering SA2	46,000	$10,312
Yum China Holding, Inc.[1]	218,800	5,715
		3,513,664
Financials 10.82%
JPMorgan Chase & Co.	4,994,300	430,958
American International Group, Inc.	5,083,700	332,017
Goldman Sachs Group, Inc.	1,345,380	322,151
State Street Corp.	2,839,500	220,686
Marsh & McLennan Companies, Inc.	2,926,100	197,775
Intercontinental Exchange, Inc.	2,317,665	130,763
Wells Fargo & Co.	2,350,700	129,547
BB&T Corp.	2,734,109	128,558
PNC Financial Services Group, Inc.	933,210	109,148
Bank of New York Mellon Corp.	2,095,000	99,261
HSBC Holdings PLC (HKD denominated)[2]	11,346,929	91,155
Banco Santander, SA2	15,563,000	81,243
Aon PLC, Class A	725,700	80,937
Morgan Stanley	1,882,370	79,530
Prudential Financial, Inc.	737,578	76,752
Bank of Montreal	863,460	62,104
CME Group Inc., Class A	388,400	44,802
Moody’s Corp.	447,458	42,182
Citigroup Inc.	600,000	35,658
Chubb Ltd.	217,200	28,697
East West Bancorp, Inc.	521,074	26,486
UBS Group AG2	1,343,666	21,035
Invesco Ltd.	500,000	15,170
Ameriprise Financial, Inc.	101,100	11,216
U.S. Bancorp	201,000	10,325
Sun Life Financial Inc.	266,200	10,221
Progressive Corp.	119,100	4,228
		2,822,605
Industrials 8.07%
Union Pacific Corp.	3,468,833	359,649
General Dynamics Corp.	1,071,000	184,919
Textron Inc.	2,754,800	133,773
C.H. Robinson Worldwide, Inc.	1,523,735	111,629
Waste Management, Inc.	1,338,000	94,878
United Technologies Corp.	862,300	94,525
Norfolk Southern Corp.	840,000	90,779
Rockwell Automation	617,600	83,005
Republic Services, Inc.	1,430,000	81,582
Air Lease Corp., Class A	2,365,000	81,191
CAE Inc.	5,375,461	75,188
TransDigm Group Inc.	273,000	67,966
Siemens AG (ADR)	391,000	47,866
Siemens AG2	150,000	18,439
3M Co.	352,300	62,910
Nielsen Holdings PLC	1,400,600	58,755
Safran SA2	735,193	52,932
Airbus Group SE, non-registered shares[2]	743,500	49,070
General Electric Co.	1,484,000	46,894
Boeing Co.	296,000	46,081
American Funds Insurance Series — Growth-Income Fund — Page 45 of 173

Common stocks Industrials (continued)	Shares	Value (000)
Covanta Holding Corp.	2,783,000	$43,415
Waste Connections, Inc.	395,400	31,075
Canadian National Railway Co.	431,000	29,049
Lockheed Martin Corp.	109,900	27,468
Caterpillar Inc.	265,000	24,576
Cummins Inc.	161,500	22,072
CSX Corp.	588,000	21,127
IDEX Corp.	205,800	18,534
Huntington Ingalls Industries, Inc.	89,500	16,485
Hexcel Corp.	300,000	15,432
Meggitt PLC[2]	2,680,000	15,134
		2,106,398
Energy 7.96%
EOG Resources, Inc.	2,405,155	243,161
TOTAL SA2	4,559,236	232,739
Chevron Corp.	1,716,900	202,079
Schlumberger Ltd.	2,055,000	172,517
Halliburton Co.	3,150,700	170,421
Concho Resources Inc.[1]	1,274,000	168,932
Noble Energy, Inc.	3,879,262	147,645
Canadian Natural Resources, Ltd.	4,139,440	131,923
ConocoPhillips	2,099,410	105,265
Exxon Mobil Corp.	1,088,000	98,203
Kinder Morgan, Inc.	4,108,300	85,083
Baker Hughes Inc.	1,227,600	79,757
Apache Corp.	1,100,000	69,817
Royal Dutch Shell PLC, Class A (ADR)	1,130,100	61,455
Royal Dutch Shell PLC, Class A2	16,958	467
BP PLC[2]	6,742,801	41,896
Enbridge Inc. (CAD denominated)	994,444	41,847
Tullow Oil PLC[2]	6,204,000	23,778
Cobalt International Energy, Inc.[1]	593,000	724
		2,077,709
Consumer staples 6.70%
Philip Morris International Inc.	2,943,330	269,285
Kroger Co.	7,540,500	260,223
Coca-Cola Co.	5,914,900	245,232
CVS Health Corp.	2,000,000	157,820
Procter & Gamble Co.	1,638,992	137,806
Altria Group, Inc.	1,720,000	116,306
PepsiCo, Inc.	998,419	104,465
Avon Products, Inc.[1]	19,099,000	96,259
L’Oréal SA, bonus shares[2]	470,000	85,679
Mondelez International, Inc.	1,774,400	78,659
Pernod Ricard SA2	515,000	55,791
Reynolds American Inc.	940,000	52,678
Herbalife Ltd.[1]	756,300	36,408
Diageo PLC[2]	1,220,000	31,563
Costco Wholesale Corp.	66,000	10,567
Coty Inc., Class A	371,625	6,805
Mead Johnson Nutrition Co.	55,000	3,892
		1,749,438
American Funds Insurance Series — Growth-Income Fund — Page 46 of 173

Common stocks Materials 5.68%	Shares	Value (000)
Celanese Corp., Series A	4,085,233	$321,671
Dow Chemical Co.	3,554,100	203,366
Monsanto Co.	1,927,985	202,843
Freeport-McMoRan Inc.[1]	14,540,000	191,782
Vale SA, Class A, preferred nominative (ADR)	18,591,184	128,093
Vale SA, Class A, preferred nominative	4,440,000	31,840
International Flavors & Fragrances Inc.	705,900	83,176
Rio Tinto PLC[2]	2,182,000	83,092
Mosaic Co.	2,522,400	73,982
BHP Billiton PLC[2]	3,653,000	57,758
Albemarle Corp.	579,000	49,840
Praxair, Inc.	251,000	29,415
Labrador Iron Ore Royalty Corp.	670,000	9,292
PolyOne Corp.	266,000	8,523
First Quantum Minerals Ltd.	619,100	6,156
		1,480,829
Telecommunication services 2.15%
Verizon Communications Inc.	10,036,400	535,743
AT&T Inc.	597,500	25,412
		561,155
Real estate 1.81%
American Tower Corp. REIT	1,152,764	121,824
Weyerhaeuser Co. REIT[1]	4,034,541	121,399
Iron Mountain Inc. REIT	3,487,921	113,288
Crown Castle International Corp. REIT	1,160,400	100,688
Lamar Advertising Co. REIT, Class A	161,500	10,859
Prologis, Inc. REIT	79,000	4,171
		472,229
Utilities 0.89%
Sempra Energy	1,649,600	166,016
Exelon Corp.	1,175,000	41,701
AES Corp.	1,631,000	18,952
SSE PLC[2]	335,800	6,419
		233,088
Miscellaneous 4.36%
Other common stocks in initial period of acquisition		1,138,632
Total common stocks (cost: $18,430,777,000)		23,888,974
Convertible stocks 0.05% Financials 0.03%
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred[3]	6,000	7,340
Energy 0.02%
Kinder Morgan Inc., Series A, depository share, convertible preferred 2018	106,000	5,157
Total convertible stocks (cost: $9,587,000)		12,497
American Funds Insurance Series — Growth-Income Fund — Page 47 of 173

Convertible bonds 0.47% Energy 0.32%	Principal amount (000)	Value (000)
Weatherford International PLC 5.875% 2021	$ 76,766	$83,483
Information technology 0.15%
VeriSign, Inc., convertible notes, 3.25% 2037	18,020	40,196
Total convertible bonds (cost: $104,435,000)		123,679
Bonds, notes & other debt instruments 0.27% U.S. Treasury bonds & notes 0.22% U.S. Treasury 0.22%
U.S. Treasury 1.625% 2026	59,900	55,864
Total U.S. Treasury bonds & notes		55,864
Corporate bonds & notes 0.05% Telecommunication services 0.05%
Sprint Nextel Corp. 9.125% 2017	9,250	9,366
Sprint Nextel Corp. 11.50% 2021	3,700	4,560
Total corporate bonds & notes		13,926
Total bonds, notes & other debt instruments (cost: $73,185,000)		69,790
Short-term securities 7.73%
Apple Inc. 0.53%–0.76% due 1/17/2017–3/7/2017[4]	190,900	190,804
Army and Air Force Exchange Service 0.55% due 1/12/2017[4]	75,000	74,987
Chariot Funding, LLC 0.68% due 2/3/2017[4]	50,000	49,966
Chevron Corp. 0.51%–0.60% due 1/4/2017–2/3/2017[4]	197,100	197,038
Coca-Cola Co. 0.61%–0.67% due 1/12/2017–1/19/2017[4]	63,100	63,086
Estée Lauder Companies Inc. 0.57%–0.65% due 1/19/2017–1/24/2017[4]	64,100	64,080
ExxonMobil Corp. 0.57%–0.74% due 1/23/2017–2/27/2017	158,900	158,821
Federal Home Loan Bank 0.39%–0.56% due 1/6/2017–5/12/2017	424,000	423,703
General Electric Co. 0.60% due 1/3/2017	18,800	18,799
Microsoft Corp. 0.60%–0.83% due 1/4/2017–2/21/2017[4]	179,800	179,692
National Rural Utilities Cooperative Finance Corp. 0.74% due 1/26/2017	40,000	39,983
Pfizer Inc. 0.64%–0.67% due 1/17/2017–2/13/2017[4]	141,200	141,125
U.S. Treasury Bills 0.40%–0.52% due 1/5/2017–4/6/2017	269,000	268,877
Walt Disney Co. 0.73% due 2/24/2017[4]	6,100	6,094
Wells Fargo Bank, N.A. 1.01%–1.05% due 1/17/2017–1/20/2017	140,000	140,031
Total short-term securities (cost: $2,016,997,000)		2,017,086
Total investment securities 100.07% (cost: $20,634,981,000)		26,112,026
Other assets less liabilities (0.07)%		(18,836)
Net assets 100.00%		$26,093,190
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Growth-Income Fund — Page 48 of 173

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,454,199,000, which represented 5.57% of the net assets of the fund. This amount includes $1,368,521,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $966,872,000, which represented 3.71% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred	6/28/2012	$6,000	$7,340.03%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
HKD = Hong Kong dollars
American Funds Insurance Series — Growth-Income Fund — Page 49 of 173

International Growth and Income Fund
Investment portfolio
December 31, 2016
Common stocks 88.45% Financials 15.57%	Shares	Value (000)
Prudential PLC[1]	738,000	$14,720
Zurich Insurance Group AG1	52,900	14,530
HDFC Bank Ltd.[1]	708,000	13,805
St. James’s Place PLC[1]	1,048,000	13,035
Siam Commercial Bank Public Co. Ltd., foreign registered [1]	2,906,000	12,324
Barclays PLC[1]	3,911,497	10,745
BNP Paribas SA1	165,700	10,555
bank muscat SAOG[1]	7,447,387	9,126
Sampo Oyj, Class A1	187,500	8,384
Credit Suisse Group AG1	551,947	7,881
Banco Bilbao Vizcaya Argentaria, SA1	825,000	5,566
Banco Bilbao Vizcaya Argentaria, SA (ADR)	337,643	2,286
Lloyds Banking Group PLC[1]	9,063,000	6,970
Toronto-Dominion Bank	135,100	6,663
AIA Group Ltd.[1]	1,033,000	5,781
Bank of Montreal	76,247	5,484
Banco Santander, SA1	877,524	4,581
UniCredit SpA[1]	1,340,000	3,852
UBS Group AG1	230,000	3,601
Bank Rakyat Indonesia (Persero) Tbk PT1	4,084,000	3,542
Jupiter Fund Management PLC[1]	587,000	3,199
Australia and New Zealand Banking Group Ltd.[1]	126,176	2,762
Grupo Financiero Galicia SA, Class B (ADR)	77,000	2,073
		171,465
Consumer staples 13.08%
Philip Morris International Inc.	420,300	38,453
Imperial Brands PLC[1]	651,563	28,344
British American Tobacco PLC[1]	344,100	19,538
Pernod Ricard SA1	84,250	9,127
CALBEE, Inc.[1]	284,400	8,898
Japan Tobacco Inc.[1]	256,600	8,430
Thai Beverage PCL[1]	13,413,900	7,852
Coca-Cola Icecek AS, Class C1	767,000	7,193
Nestlé SA1	82,000	5,882
Glanbia PLC[1]	282,400	4,690
Associated British Foods PLC[1]	118,680	4,011
Orion Corp.[1]	3,000	1,624
		144,042
Consumer discretionary 10.55%
Taylor Wimpey plc[1]	9,092,600	17,076
H & M Hennes & Mauritz AB, Class B1	489,320	13,583
Toyota Motor Corp.[1]	226,000	13,194
ITV PLC[1]	5,111,100	12,956
HUGO BOSS AG1	207,500	12,804
American Funds Insurance Series — International Growth and Income Fund — Page 50 of 173

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Kering SA1	40,500	$9,079
Christian Dior SE1	33,500	7,019
Publicis Groupe SA1	85,757	5,916
Daily Mail and General Trust PLC, Class A, nonvoting[1]	543,600	5,212
Galaxy Entertainment Group Ltd.[1]	1,100,000	4,732
Sands China Ltd.[1]	972,000	4,180
L’Occitane International SA1	1,887,000	3,569
Inchcape PLC[1]	291,000	2,507
RTL Group SA, non-registered shares[1]	32,100	2,353
WPP PLC[1]	92,100	2,059
		116,239
Utilities 10.04%
SSE PLC[1]	1,356,222	25,926
EDP - Energias de Portugal, SA1	6,100,064	18,577
Power Assets Holdings Ltd.[1]	1,313,000	11,567
Engie SA1	871,000	11,096
Cheung Kong Infrastructure Holdings Ltd.[1]	1,282,000	10,196
DONG Energy AS1,2	234,500	8,875
Red Eléctrica de Corporación, SA1	387,600	7,309
National Grid PLC[1]	588,937	6,888
ACCIONA, SA1	90,500	6,660
ENN Energy Holdings Ltd.[1]	858,000	3,515
		110,609
Energy 8.34%
Royal Dutch Shell PLC, Class A1	1,200,529	33,080
BP PLC[1]	4,142,948	25,742
Suncor Energy Inc.	291,987	9,547
TOTAL SA1	179,920	9,185
Veresen Inc.	922,000	9,003
Canadian Natural Resources, Ltd.	168,000	5,354
		91,911
Industrials 7.74%
Abertis Infraestructuras, SA, Class A, non-registered shares[1]	1,176,952	16,467
CK Hutchison Holdings Ltd.[1]	1,283,348	14,488
Capita PLC[1]	1,926,500	12,612
Rolls-Royce Holdings PLC[1,2]	1,415,100	11,638
ASSA ABLOY AB, Class B1	585,700	10,865
Airbus Group SE, non-registered shares[1]	163,000	10,758
Jardine Matheson Holdings Ltd.[1]	94,200	5,196
Bunzl PLC[1]	122,752	3,176
		85,200
Health care 6.10%
Novartis AG1	327,670	23,834
Teva Pharmaceutical Industries Ltd. (ADR)	515,400	18,683
Takeda Pharmaceutical Co. Ltd.[1]	147,500	6,092
UCB SA1	85,200	5,454
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	332,000	5,324
Orion Oyj, Class B1	90,800	4,041
Astellas Pharma Inc.[1]	271,000	3,757
		67,185
American Funds Insurance Series — International Growth and Income Fund — Page 51 of 173

Common stocks Real estate 5.81%	Shares	Value (000)
Cheung Kong Property Holdings Ltd.[1]	3,833,348	$23,246
Wharf (Holdings) Ltd.[1]	2,540,000	16,692
RioCan REIT	402,578	7,985
Japan Real Estate Investment Corp. REIT[1]	1,432	7,809
Land and Houses PCL, nonvoting depository receipt[1]	15,840,000	4,333
Mitsui Fudosan Co., Ltd.[1]	172,000	3,969
		64,034
Information technology 4.26%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	3,070,000	17,192
Flex Ltd.[2]	840,000	12,071
Delta Electronics, Inc.[1]	1,453,266	7,123
ASML Holding NV1	35,700	4,000
Quanta Computer Inc.[1]	1,802,000	3,353
Rightmove PLC[1]	66,200	3,181
		46,920
Telecommunication services 4.03%
MTN Group Ltd.[1]	1,797,000	16,414
Telia Co. AB1	1,598,500	6,431
Rogers Communications Inc., Class B, nonvoting	140,300	5,412
Nippon Telegraph and Telephone Corp.[1]	87,800	3,691
Singapore Telecommunications Ltd.[1]	1,304,000	3,272
China Mobile Ltd.[1]	311,500	3,266
Bharti Infratel Ltd.[1]	620,000	3,134
Intouch Holdings PCL[1]	1,983,000	2,752
		44,372
Materials 2.04%
HeidelbergCement AG1	73,429	6,850
Vale SA, Class A, preferred nominative (ADR)	814,185	5,610
Rio Tinto PLC[1]	115,000	4,379
BASF SE1	31,200	2,910
Amcor Ltd.[1]	255,300	2,750
		22,499
Miscellaneous 0.89%
Other common stocks in initial period of acquisition		9,787
Total common stocks (cost: $1,027,684,000)		974,263
Convertible bonds 0.03% Financials 0.03%	Principal amount (000)
bank muscat (SAOG), convertible notes, 3.50% 2018	OMR1,003	253
Total convertible bonds (cost: $261,000)		253
Bonds, notes & other debt instruments 3.41% Corporate bonds & notes 2.14% Materials 1.03%
First Quantum Minerals Ltd. 6.75% 2020[3]	$2,349	2,355
FMG Resources 9.75% 2022[3]	7,750	9,029
		11,384
American Funds Insurance Series — International Growth and Income Fund — Page 52 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy 0.85%	Principal amount (000)	Value (000)
Petróleos Mexicanos 6.875% 2026[3]	$2,327	$2,461
Petróleos Mexicanos 6.875% 2026	1,290	1,364
Petróleos Mexicanos 5.50% 2044	491	411
Petróleos Mexicanos 5.625% 2046	700	584
Petróleos Mexicanos 6.75% 2047[3]	978	927
Repsol, SA 3.875% 2049	€1,700	1,780
Repsol, SA 4.50% 2075	1,800	1,792
		9,319
Health care 0.26%
VPI Escrow Corp. 6.375% 2020[3]	$1,735	1,499
VRX Escrow Corp. 6.125% 2025[3]	1,865	1,408
		2,907
Total corporate bonds & notes		23,610
Bonds & notes of governments & government agencies outside the U.S. 1.23%
Brazil (Federative Republic of) 10.00% 2025	BRL22,000	6,285
Colombia (Republic of), Series B, 5.00% 2018	COP6,950,000	2,279
Colombia (Republic of), Series B, 7.50% 2026	8,020,000	2,758
Poland (Republic of), Series 0726, 2.50% 2026	PLN10,285	2,237
		13,559
U.S. Treasury bonds & notes 0.04% U.S. Treasury 0.04%
U.S. Treasury 0.75% 2017	$420	419
Total U.S. Treasury bonds & notes		419
Total bonds, notes & other debt instruments (cost: $35,063,000)		37,588
Short-term securities 7.84%
Army and Air Force Exchange Service 0.51% due 1/4/2017[3]	10,100	10,099
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.66% due 1/13/2017	5,000	4,999
BMW U.S. Capital LLC 0.52% due 1/9/2017[3]	10,000	9,999
General Electric Co. 0.60% due 1/3/2017	5,300	5,300
Mizuho Bank, Ltd. 0.70% due 1/30/2017[3]	20,000	19,988
Québec (Province of) 0.53% due 1/6/2017[3]	6,000	5,999
U.S. Treasury Bills 0.44% due 2/16/2017	20,000	19,988
Victory Receivables Corp. 0.75% due 1/24/2017[3]	10,000	9,995
Total short-term securities (cost: $86,369,000)		86,367
Total investment securities 99.73% (cost: $1,149,377,000)		1,098,471
Other assets less liabilities 0.27%		2,981
Net assets 100.00%		$1,101,452
American Funds Insurance Series — International Growth and Income Fund — Page 53 of 173

Forward currency contracts

The fund has entered into a forward currency contract as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $16,936,000.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 12/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Euros	1/26/2017	Bank of America, N.A.	$13,927	€13,310	$(105)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $845,639,000, which represented 76.77% of the net assets of the fund. This amount includes $831,834,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $73,759,000, which represented 6.70% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
BRL = Brazilian reais
COP = Colombian pesos
€ = Euros
OMR = Omani rials
PLN = Polish zloty
American Funds Insurance Series — International Growth and Income Fund — Page 54 of 173

Capital Income Builder®
Investment portfolio
December 31, 2016
Common stocks 78.95% Consumer staples 14.06%	Shares	Value (000)
Philip Morris International Inc.	185,335	$16,956
Altria Group, Inc.	163,910	11,084
Coca-Cola Co.	213,945	8,870
British American Tobacco PLC[1]	93,200	5,292
Imperial Brands PLC[1]	113,200	4,924
Diageo PLC[1]	168,400	4,357
Japan Tobacco Inc.[1]	95,000	3,121
Reynolds American Inc.	37,740	2,115
Unilever PLC[1]	21,060	852
Nestlé SA1	5,082	364
		57,935
Financials 13.05%
Sampo Oyj, Class A1	191,382	8,558
Swedbank AB, Class A1	237,429	5,738
Mercury General Corp.	84,710	5,100
CME Group Inc., Class A	37,595	4,336
New York Community Bancorp, Inc.	234,400	3,729
BB&T Corp.	76,280	3,587
HSBC Holdings PLC (GBP denominated)[1]	437,200	3,535
KBC Groep NV1	49,773	3,081
Svenska Handelsbanken AB, Class A1	195,040	2,710
Intesa Sanpaolo SPA[1]	1,056,817	2,483
Invesco Ltd.	76,400	2,318
Aberdeen Asset Management PLC[1]	686,800	2,183
Skandinaviska Enskilda Banken AB, Class A1	169,016	1,772
Wells Fargo & Co.	26,200	1,444
Lloyds Banking Group PLC[1]	1,739,400	1,338
Union National Bank PJSC[1]	813,869	1,006
Bank of China Ltd., Class H1	1,894,000	836
		53,754
Energy 10.37%
Exxon Mobil Corp.	92,600	8,358
Helmerich & Payne, Inc.	96,200	7,446
Enbridge Inc. (CAD denominated)	174,970	7,363
Royal Dutch Shell PLC, Class B1	232,760	6,642
Royal Dutch Shell PLC, Class B (ADR)	8,500	493
Royal Dutch Shell PLC, Class A1	3,084	85
Inter Pipeline Ltd.	244,600	5,400
Occidental Petroleum Corp.	60,300	4,295
Chevron Corp.	22,600	2,660
		42,742
American Funds Insurance Series — Capital Income Builder — Page 55 of 173

Common stocks Telecommunication services 10.08%	Shares	Value (000)
Verizon Communications Inc.	252,051	$13,454
Vodafone Group PLC[1]	3,167,500	7,790
Singapore Telecommunications Ltd.[1]	2,990,100	7,504
HKT Trust and HKT Ltd., units[1]	4,088,340	5,004
AT&T Inc.	65,600	2,790
NTT DoCoMo, Inc.[1]	121,700	2,768
freenet AG1	59,206	1,669
Telia Co. AB1	135,576	545
		41,524
Information technology 6.60%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	960,000	5,376
International Business Machines Corp.	30,450	5,054
Paychex, Inc.	61,610	3,751
Microsoft Corp.	53,620	3,332
Xilinx, Inc.	48,000	2,898
VTech Holdings Ltd.[1]	201,800	2,695
Vanguard International Semiconductor Corp.[1]	1,316,000	2,282
HP Inc.	64,800	961
Ricoh Co., Ltd.[1]	99,700	841
		27,190
Utilities 6.10%
EDP - Energias de Portugal, SA1	2,035,085	6,198
SSE PLC[1]	287,713	5,500
CMS Energy Corp.	65,300	2,718
Infratil Ltd.[1]	1,291,737	2,470
National Grid PLC[1]	197,700	2,312
Red Eléctrica de Corporación, SA1	109,244	2,060
Power Assets Holdings Ltd.[1]	172,000	1,515
PG&E Corp.	20,900	1,270
Duke Energy Corp.	14,300	1,110
		25,153
Health care 5.42%
AstraZeneca PLC[1]	99,210	5,380
AstraZeneca PLC (ADR)	87,000	2,377
Pfizer Inc.	208,200	6,762
Roche Holding AG, non-registered shares, nonvoting[1]	18,142	4,134
GlaxoSmithKline PLC[1]	127,210	2,430
Johnson & Johnson	10,700	1,233
		22,316
Consumer discretionary 4.22%
Greene King PLC[1]	619,600	5,325
Las Vegas Sands Corp.	71,400	3,814
SES SA, Class A (FDR)[1]	118,666	2,613
ProSiebenSat.1 Media SE1	37,607	1,454
Gannett Co., Inc.	132,999	1,291
BCA Marketplace PLC[1]	460,000	1,057
Modern Times Group MTG AB, Class B1	35,157	1,042
AA PLC[1]	133,500	455
Fielmann AG1	5,166	341
		17,392
American Funds Insurance Series — Capital Income Builder — Page 56 of 173

Common stocks Real estate 4.19%	Shares	Value (000)
Iron Mountain Inc. REIT	165,295	$5,369
Lamar Advertising Co. REIT, Class A	60,700	4,081
Nexity SA, Class A, non-registered shares[1]	86,336	4,040
Crown Castle International Corp. REIT	43,400	3,766
		17,256
Industrials 3.13%
Sydney Airport, units[1]	817,890	3,523
MTR Corp. Ltd.[1]	514,500	2,487
Lockheed Martin Corp.	9,760	2,439
BAE Systems PLC[1]	278,100	2,020
Edenred SA1	70,250	1,392
Air New Zealand Ltd.[1]	667,919	1,017
		12,878
Materials 1.24%
Amcor Ltd.[1]	263,026	2,833
Givaudan SA1	1,253	2,296
		5,129
Miscellaneous 0.49%
Other common stocks in initial period of acquisition		2,019
Total common stocks (cost: $328,599,000)		325,288
Convertible stocks 1.04% Real estate 1.04%
American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	41,200	4,305
Total convertible stocks (cost: $4,289,000)		4,305
Bonds, notes & other debt instruments 14.21% U.S. Treasury bonds & notes 5.55% U.S. Treasury 4.81%	Principal amount (000)
U.S. Treasury 1.125% 2021	$ 400	387
U.S. Treasury 1.375% 2021	3,250	3,199
U.S. Treasury 1.75% 2021	2,000	1,985
U.S. Treasury 2.25% 2021	1,695	1,725
U.S. Treasury 8.00% 2021	5,500	7,044
U.S. Treasury 8.125% 2021	3,000	3,820
U.S. Treasury 2.00% 2025	1,100	1,066
U.S. Treasury 2.875% 2045	600	576
		19,802
U.S. Treasury inflation-protected securities 0.74%
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	1,121	1,116
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	1,933	1,952
		3,068
Total U.S. Treasury bonds & notes		22,870
American Funds Insurance Series — Capital Income Builder — Page 57 of 173

Bonds, notes & other debt instruments Mortgage-backed obligations 4.14% Federal agency mortgage-backed obligations 3.87%	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2036[3]	$2,521	$2,683
Fannie Mae 4.00% 2045[3]	1,217	1,286
Fannie Mae 4.00% 2045[3]	1,100	1,157
Fannie Mae 4.00% 2045[3]	418	440
Fannie Mae 4.00% 2045[3]	323	339
Fannie Mae 4.00% 2045[3]	216	228
Fannie Mae 4.00% 2045[3]	129	135
Fannie Mae 3.00% 2046[3]	1,496	1,487
Fannie Mae 4.00% 2046[3]	337	354
Freddie Mac 3.50% 2035[3]	1,702	1,758
Freddie Mac 4.00% 2046[3]	543	564
Freddie Mac 4.00% 2046[3]	340	357
Freddie Mac 4.00% 2047[3,4]	1,200	1,260
Government National Mortgage Assn. 4.50% 2045[3]	655	700
Government National Mortgage Assn. 4.50% 2045[3]	554	592
Government National Mortgage Assn. 4.50% 2045[3]	488	522
Government National Mortgage Assn. 4.50% 2045[3]	315	337
Government National Mortgage Assn. 4.50% 2045[3]	236	252
Government National Mortgage Assn. 5.621% 2059[3]	64	65
Government National Mortgage Assn. 4.811% 2060[3]	93	95
Government National Mortgage Assn. 5.46% 2060[3]	121	126
Government National Mortgage Assn. 4.66% 2061[3]	167	173
Government National Mortgage Assn. 4.802% 2061[3]	126	130
Government National Mortgage Assn. 6.868% 2061[3]	52	54
Government National Mortgage Assn. 4.562% 2062[3]	56	59
Government National Mortgage Assn. 4.637% 2062[3]	413	432
Government National Mortgage Assn. 4.33% 2063[3]	137	144
Government National Mortgage Assn. 4.482% 2063[3]	56	60
Government National Mortgage Assn. 4.571% 2063[3]	172	183
		15,972
Commercial mortgage-backed securities 0.27%
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A1A, 5.548% 2049[3,5]	26	26
Banc of America Commercial Mortgage Inc., Series 2007-5, Class A1A, 5.361% 2051[3]	64	65
Citigroup Commercial Mortgage Trust, Series 2008-C-7, Class A1A, 6.050% 2049[3,5]	354	362
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A1A, 5.431% 2047[3,5]	386	386
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A1A, 5.682% 2045[3,5]	76	78
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A1A, 5.312% 2044[3]	167	167
		1,084
Total mortgage-backed obligations		17,056
Corporate bonds & notes 2.69% Financials 0.82%
Bank of America Corp. 5.625% 2020	300	330
Bank of America Corp. 5.00% 2021	300	327
BB&T Corp. 6.85% 2019	100	111
Berkshire Hathaway Inc. 4.25% 2021	100	108
BNP Paribas 5.00% 2021	300	327
Goldman Sachs Group, Inc. 5.25% 2021	300	329
Goldman Sachs Group, Inc., Series D, 6.00% 2020	300	333
JPMorgan Chase & Co. 6.30% 2019	200	218
JPMorgan Chase & Co. 4.25% 2020	300	317
Morgan Stanley 7.30% 2019	200	223
American Funds Insurance Series — Capital Income Builder — Page 58 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 5.50% 2020	$300	$328
Wells Fargo & Co. 5.625% 2017	100	104
Wells Fargo & Co. 4.60% 2021	300	322
		3,377
Energy 0.33%
Anadarko Petroleum Corp. 4.85% 2021	270	290
Enbridge Energy Partners, LP 4.375% 2020	320	334
Enbridge Energy Partners, LP, Series B, 6.50% 2018	100	105
EnLink Midstream Partners, LP 4.40% 2024	200	199
Enterprise Products Operating LLC 6.50% 2019	100	109
Kinder Morgan Energy Partners, LP 5.30% 2020	200	215
Williams Partners LP 4.125% 2020	100	104
		1,356
Consumer discretionary 0.31%
Comcast Corp. 5.15% 2020	100	109
Ford Motor Credit Co. 8.125% 2020	300	346
General Motors Financial Co. 4.375% 2021	400	415
Time Warner Inc. 4.75% 2021	200	215
Viacom Inc. 5.625% 2019	200	215
		1,300
Real estate 0.26%
AvalonBay Communities, Inc. 6.10% 2020	100	111
Corporate Office Properties LP 3.70% 2021	400	409
Developers Diversified Realty Corp. 7.875% 2020	200	233
Hospitality Properties Trust 4.25% 2021	200	207
Kimco Realty Corp. 6.875% 2019	100	112
		1,072
Health care 0.21%
Amerisource Bergen 4.875% 2019	100	107
Boston Scientific Corp. 6.00% 2020	200	220
McKesson Corp. 7.50% 2019	100	111
Medtronic, Inc. 4.125% 2021	200	212
Thermo Fisher Scientific Inc. 4.70% 2020	200	213
		863
Telecommunication services 0.18%
Verizon Communications Inc. 5.50% 2018	100	104
Verizon Communications Inc. 4.50% 2020	300	321
Verizon Communications Inc. 4.60% 2021	300	322
		747
Consumer staples 0.17%
Altria Group, Inc. 9.25% 2019	200	236
Kraft Foods Inc. 6.125% 2018	100	106
Reynolds American Inc. 6.875% 2020	300	341
		683
American Funds Insurance Series — Capital Income Builder — Page 59 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities 0.16%	Principal amount (000)	Value (000)
Entergy Corp. 5.125% 2020	$200	$216
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	100	111
NV Energy, Inc 6.25% 2020	200	227
Progress Energy, Inc. 7.05% 2019	100	110
		664
Industrials 0.12%
Caterpillar Financial Services Corp. 7.15% 2019	100	111
General Electric Capital Corp. 5.50% 2020	150	164
Johnson Controls, Inc. 5.00% 2020	200	215
		490
Materials 0.08%
BHP Billiton Finance (USA) Ltd. 6.50% 2019	100	110
BHP Billiton Finance (USA) Ltd. 3.85% 2023	200	212
		322
Information technology 0.05%
Microsoft Corp. 4.00% 2021	200	215
Total corporate bonds & notes		11,089
Asset-backed obligations 1.83%
Chase Issuance Trust, Series 2015-A2, Class A, 1.59% 2020[3]	3,000	3,009
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[3,6]	40	40
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[3,6]	353	353
Drivetime Auto Owner Trust, Series 2015-3A, Class A, 1.66% 2019[3,6]	18	18
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,6]	182	181
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2019[3]	102	102
Santander Drive Auto Receivables Trust, Series 2015-1, Class B, 1.97% 2019[3]	984	986
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 2019[3]	871	874
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 2020[3]	500	501
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[3]	1,447	1,453
		7,517
Total bonds, notes & other debt instruments (cost: $59,003,000)		58,532
Short-term securities 6.04%
Estée Lauder Companies Inc. 0.75% due 2/16/2017[6]	3,000	2,997
ExxonMobil Corp. 0.53% due 1/23/2017	4,000	3,998
Federal Home Loan Bank 0.48%–0.51% due 1/25/2017–2/6/2017	8,000	7,997
General Electric Co. 0.60% due 1/3/2017	4,900	4,900
U.S. Treasury Bills 0.44% due 2/16/2017	5,000	4,997
Total short-term securities (cost: $24,889,000)		24,889
Total investment securities 100.24% (cost: $416,780,000)		413,014
Other assets less liabilities (0.24)%		(979)
Net assets 100.00%		$412,035
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Capital Income Builder — Page 60 of 173

Forward currency contracts

The fund has entered into a forward currency contract as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $491,000.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 12/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
New Zealand dollars	1/31/2017	Bank of America, N.A.	$491	NZ$715	$(5)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $161,264,000, which represented 39.14% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,589,000, which represented .87% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
FDR = Fiduciary Depositary Receipts
GBP = British pounds
NZ$ = New Zealand dollars
TBA = To-be-announced
American Funds Insurance Series — Capital Income Builder — Page 61 of 173

Asset Allocation Fund
Investment portfolio
December 31, 2016
Common stocks 65.32% Information technology 18.89%	Shares	Value (000)
Microsoft Corp.	12,120,000	$753,137
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	15,200,000	437,000
ASML Holding NV (New York registered)	2,500,000	280,500
Intuit Inc.	2,400,000	275,064
Broadcom Ltd.	1,499,600	265,084
VeriSign, Inc.[1]	3,200,000	243,424
Intel Corp.	5,600,000	203,112
Facebook, Inc., Class A1	1,687,000	194,089
Alphabet Inc., Class C1	168,500	130,051
Alphabet Inc., Class A1	75,000	59,434
Juniper Networks, Inc.	6,000,000	169,560
Texas Instruments Inc.	1,800,000	131,346
Apple Inc.	1,100,000	127,402
Symantec Corp.	5,000,000	119,450
AAC Technologies Holdings Inc.[2]	12,500,000	112,457
Sabre Corp.	4,300,000	107,285
Amphenol Corp., Class A	1,450,000	97,440
Visa Inc., Class A	1,137,000	88,709
Analog Devices, Inc.	625,000	45,388
Fiserv, Inc.[1]	350,000	37,198
Yandex NV, Class A1	1,730,000	34,825
Baidu, Inc., Class A (ADR)[1]	180,000	29,594
Murata Manufacturing Co., Ltd.[2]	200,000	26,634
MasterCard Inc., Class A	57,000	5,885
Corporate Risk Holdings I, Inc.[1,2]	163,500	1,864
Corporate Risk Holdings Corp.[1,2]	827	—
		3,975,932
Health care 8.91%
UnitedHealth Group Inc.	2,417,000	386,817
Johnson & Johnson	2,650,000	305,306
Humana Inc.	1,410,000	287,682
Express Scripts Holding Co.[1]	3,550,000	244,205
Merck & Co., Inc.	3,856,000	227,003
Regeneron Pharmaceuticals, Inc.[1]	290,467	106,628
Incyte Corp.[1]	1,000,000	100,270
Aetna Inc.	500,000	62,005
Bristol-Myers Squibb Co.	1,000,000	58,440
Molina Healthcare, Inc.[1]	985,000	53,446
Sysmex Corp.[2]	320,000	18,497
Medtronic PLC	143,000	10,186
Novartis AG2	99,000	7,201
Novo Nordisk A/S, Class B2	146,000	5,244
Rotech Healthcare Inc.[1,2]	184,138	1,484
		1,874,414
American Funds Insurance Series — Asset Allocation Fund — Page 62 of 173

Common stocks Consumer discretionary 7.86%	Shares	Value (000)
Comcast Corp., Class A	5,773,000	$398,626
Home Depot, Inc.	1,700,000	227,936
Amazon.com, Inc.[1]	258,000	193,466
Newell Brands Inc.	4,200,000	187,530
VF Corp.	2,730,000	145,646
General Motors Co.	3,500,000	121,940
Starbucks Corp.	1,510,000	83,835
Twenty-First Century Fox, Inc., Class A	2,000,000	56,080
CBS Corp., Class B	785,500	49,974
Naspers Ltd., Class N2	330,000	48,083
Charter Communications, Inc., Class A1	122,126	35,163
Industria de Diseño Textil, SA2	960,000	32,760
Ford Motor Co.	2,700,000	32,751
Domino’s Pizza, Inc.	180,000	28,663
McDonald’s Corp.	95,000	11,563
		1,654,016
Financials 7.69%
JPMorgan Chase & Co.	6,000,000	517,740
Chubb Ltd.	2,455,000	324,355
First Republic Bank	1,980,000	182,437
Citigroup Inc.	2,750,000	163,432
Bank of America Corp.	7,000,000	154,700
Capital One Financial Corp.	1,000,000	87,240
PNC Financial Services Group, Inc.	475,000	55,556
Blackstone Group LP	1,510,000	40,815
RenaissanceRe Holdings Ltd.	290,000	39,504
Berkshire Hathaway Inc., Class A1	84	20,506
Wells Fargo & Co.	200,000	11,022
SunTrust Banks, Inc.	170,000	9,325
HDFC Bank Ltd.[2]	297,000	5,791
ICICI Bank Ltd.[2]	1,437,000	5,388
		1,617,811
Energy 5.99%
Noble Energy, Inc.	7,100,000	270,226
Weatherford International PLC[1]	42,200,000	210,578
Chevron Corp.	1,400,000	164,780
Royal Dutch Shell PLC, Class B (ADR)	2,650,000	153,620
ConocoPhillips	1,965,000	98,525
Schlumberger Ltd.	1,035,000	86,888
Tallgrass Energy GP, LP, Class A	2,500,000	67,000
Cabot Oil & Gas Corp.	2,000,000	46,720
Enbridge Inc.	1,090,000	45,911
Concho Resources Inc.[1]	300,000	39,780
Exxon Mobil Corp.	433,000	39,083
Extraction Oil & Gas, Inc.[1]	1,850,000	37,074
		1,260,185
Consumer staples 4.58%
Philip Morris International Inc.	4,882,000	446,654
Associated British Foods PLC[2]	2,700,000	91,250
Nestlé SA (ADR)	700,000	50,218
Nestlé SA2	420,000	30,125
Reynolds American Inc.	1,300,000	72,852
American Funds Insurance Series — Asset Allocation Fund — Page 63 of 173

Common stocks Consumer staples (continued)	Shares	Value (000)
British American Tobacco PLC[2]	1,055,000	$59,902
Procter & Gamble Co.	602,420	50,652
Herbalife Ltd.[1]	950,000	45,733
Mead Johnson Nutrition Co.	640,000	45,286
CVS Health Corp.	530,000	41,822
Coty Inc., Class A	1,000,004	18,310
Coca-Cola Co.	258,000	10,697
		963,501
Materials 4.57%
E.I. du Pont de Nemours and Co.	4,905,000	360,027
LyondellBasell Industries NV	2,050,000	175,849
Syngenta AG (ADR)	2,000,000	158,100
Dow Chemical Co.	1,500,000	85,830
Nucor Corp.	1,250,000	74,400
Ecolab Inc.	290,000	33,994
Royal Gold, Inc.	430,000	27,240
Praxair, Inc.	225,000	26,368
Franco-Nevada Corp.	288,979	17,279
Warrior Met Coal, LLC, Class B1,2,3	7,877	2,717
Warrior Met Coal, LLC, Class A1,2,3	2,660	918
		962,722
Industrials 4.52%
Lockheed Martin Corp.	1,365,000	341,168
Boeing Co.	1,640,000	255,315
Nielsen Holdings PLC	3,000,000	125,850
TransDigm Group Inc.	383,000	95,352
ASSA ABLOY AB, Class B2	2,100,000	38,955
Raytheon Co.	265,000	37,630
IDEX Corp.	390,000	35,123
Waste Management, Inc.	214,000	15,175
Rockwell Collins, Inc.	61,000	5,658
CEVA Group PLC[1,2,4]	6,142	1,536
Atrium Corp.[1,2,3]	535	1
		951,763
Telecommunication services 1.10%
AT&T Inc.	3,295,000	140,137
Verizon Communications Inc.	1,243,000	66,351
Zayo Group Holdings, Inc.[1]	711,721	23,387
NII Holdings, Inc.[1]	813,926	1,750
		231,625
Real estate 0.62%
Crown Castle International Corp. REIT	937,000	81,303
American Tower Corp. REIT	475,000	50,198
		131,501
Utilities 0.36%
Dominion Resources, Inc.	1,000,000	76,590
American Funds Insurance Series — Asset Allocation Fund — Page 64 of 173

Common stocks Miscellaneous 0.23%	Shares	Value (000)
Other common stocks in initial period of acquisition		$48,063
Total common stocks (cost: $10,362,528,000)		13,748,123
Convertible stocks 0.04% Industrials 0.02%
CEVA Group PLC, Series A-1, 4.022% convertible preferred[2,4,5]	6,267	2,193
CEVA Group PLC, Series A-2, 3.022% convertible preferred[2,4,5]	5,998	1,500
		3,693
Miscellaneous 0.02%
Other convertible stocks in initial period of acquisition		4,800
Total convertible stocks (cost: $19,829,000)		8,493
Bonds, notes & other debt instruments 26.83% U.S. Treasury bonds & notes 12.18% U.S. Treasury 9.77%	Principal amount (000)
U.S. Treasury 0.625% 2017	$ 120,000	119,963
U.S. Treasury 0.875% 2017	24,000	24,022
U.S. Treasury 1.00% 2017	10,000	10,007
U.S. Treasury 0.625% 2018	133,000	132,316
U.S. Treasury 0.75% 2018	59,002	58,843
U.S. Treasury 0.75% 2018	10,000	9,967
U.S. Treasury 0.875% 2018	10,000	9,979
U.S. Treasury 1.125% 2018	2,500	2,503
U.S. Treasury 3.50% 2018	20,000	20,551
U.S. Treasury 0.75% 2019	9,750	9,601
U.S. Treasury 0.875% 2019	40,000	39,481
U.S. Treasury 0.875% 2019	32,000	31,695
U.S. Treasury 1.00% 2019	15,000	14,922
U.S. Treasury 1.375% 2019	30,000	29,929
U.S. Treasury 1.50% 2019	400,000	402,220
U.S. Treasury 1.50% 2019	59,000	59,120
U.S. Treasury 1.625% 2019	30,000	30,211
U.S. Treasury 1.75% 2019	21,000	21,207
U.S. Treasury 1.25% 2020[6]	327,000	324,600
U.S. Treasury 1.25% 2020	48,000	47,617
U.S. Treasury 1.375% 2020	21,500	21,388
U.S. Treasury 1.625% 2020	125,000	124,922
U.S. Treasury 1.125% 2021	47,000	45,416
U.S. Treasury 1.125% 2021	10,000	9,667
U.S. Treasury 1.375% 2021	48,750	47,979
U.S. Treasury 1.375% 2021	38,250	37,497
U.S. Treasury 1.375% 2021	13,500	13,244
U.S. Treasury 1.75% 2021	9,500	9,430
U.S. Treasury 2.25% 2021	9,730	9,884
U.S. Treasury 1.375% 2023	20,000	18,946
U.S. Treasury 1.375% 2023	5,000	4,739
U.S. Treasury 1.625% 2023	5,000	4,832
U.S. Treasury 1.625% 2023	1,955	1,882
U.S. Treasury 2.125% 2023	25,000	24,844
U.S. Treasury 2.375% 2024	70,000	70,353
American Funds Insurance Series — Asset Allocation Fund — Page 65 of 173

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.00% 2025	$44,000	$42,635
U.S. Treasury 1.50% 2026	16,500	15,179
U.S. Treasury 1.625% 2026	10,000	9,346
U.S. Treasury 1.625% 2026	1,500	1,399
U.S. Treasury 2.00% 2026	2,790	2,685
U.S. Treasury 4.75% 2041	15,000	19,519
U.S. Treasury 3.125% 2043	17,500	17,696
U.S. Treasury 3.375% 2044	7,000	7,409
U.S. Treasury 2.50% 2045	9,000	7,995
U.S. Treasury 2.50% 2046	18,000	15,949
U.S. Treasury 2.50% 2046	5,000	4,430
U.S. Treasury 2.875% 2046	70,298	67,686
		2,055,705
U.S. Treasury inflation-protected securities 2.41%
U.S. Treasury Inflation-Protected Security 0.125% 2017[7]	10,642	10,667
U.S. Treasury Inflation-Protected Security 2.375% 2017[7]	11,986	11,988
U.S. Treasury Inflation-Protected Security 2.625% 2017[7]	11,663	11,947
U.S. Treasury Inflation-Protected Security 0.125% 2021[7]	25,497	25,662
U.S. Treasury Inflation-Protected Security 0.625% 2024[7]	208,226	212,164
U.S. Treasury Inflation-Protected Security 0.375% 2025[7]	15,289	15,221
U.S. Treasury Inflation-Protected Security 0.125% 2026[7]	20,169	19,522
U.S. Treasury Inflation-Protected Security 0.625% 2026[7]	25,432	25,676
U.S. Treasury Inflation-Protected Security 0.75% 2042[7]	18,388	17,461
U.S. Treasury Inflation-Protected Security 1.375% 2044[7]	132,575	145,057
U.S. Treasury Inflation-Protected Security 1.00% 2046[7]	12,752	12,833
		508,198
Total U.S. Treasury bonds & notes		2,563,903
Corporate bonds & notes 9.46% Energy 1.81%
American Energy (Marcellus), Term Loan A, 8.50% 2021[5,8,9]	5,188	649
American Energy (Marcellus), Term Loan B, 5.25% 2020[5,8,9]	7,340	4,074
American Energy (Permian Basin) 7.125% 2020[3]	6,020	5,177
American Energy (Permian Basin) 7.375% 2021[3]	1,825	1,556
Anadarko Petroleum Corp. 4.85% 2021	3,455	3,705
Anadarko Petroleum Corp. 5.55% 2026	2,250	2,520
APT Pipelines Ltd. 4.20% 2025[3]	7,000	6,982
Boardwalk Pipelines, LP 5.95% 2026	2,000	2,174
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,045
Cenovus Energy Inc. 3.80% 2023	3,970	3,876
Chesapeake Energy Corp. 4.13% 2019[5]	5,025	5,075
Chesapeake Energy Corp. 4.875% 2022	4,375	3,981
Chesapeake Energy Corp. 8.00% 2025[3]	1,900	1,945
Chesapeake Energy Corp., Term Loan, 8.50% 2021[5,8,9]	2,150	2,348
Chevron Corp. 2.10% 2021	2,500	2,478
Chevron Corp. 2.566% 2023	2,000	1,971
Chevron Corp. 3.326% 2025	1,165	1,187
ConocoPhillips 4.20% 2021	3,300	3,506
ConocoPhillips 4.95% 2026	1,750	1,933
CONSOL Energy Inc. 5.875% 2022	13,275	13,076
DCP Midstream Operating LP 4.95% 2022	3,800	3,914
Devon Energy Corp. 5.00% 2045	2,090	2,057
American Funds Insurance Series — Asset Allocation Fund — Page 66 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Diamond Offshore Drilling, Inc. 4.875% 2043	$4,955	$3,544
Enbridge Energy Partners, LP 5.875% 2025	3,695	4,122
Enbridge Energy Partners, LP 7.375% 2045	2,000	2,485
Enbridge Energy Partners, LP, Series B, 6.50% 2018	3,900	4,105
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,395
Enbridge Inc. 4.00% 2023	3,035	3,082
Enbridge Inc. 3.50% 2024	2,500	2,436
Enbridge Inc. 4.25% 2026	1,840	1,885
Enbridge Inc. 5.50% 2046	965	1,039
Energy Transfer Partners, LP 4.15% 2020	3,500	3,625
Energy Transfer Partners, LP 7.50% 2020	2,350	2,632
Energy Transfer Partners, LP 5.875% 2024	2,775	2,879
Energy Transfer Partners, LP 4.75% 2026	4,000	4,137
Energy Transfer Partners, LP 5.50% 2027	4,420	4,332
EnLink Midstream Partners, LP 4.15% 2025	7,330	7,118
EnLink Midstream Partners, LP 4.85% 2026	2,500	2,523
EnLink Midstream Partners, LP 5.05% 2045	3,135	2,847
Ensco PLC 5.75% 2044	5,595	4,084
Enterprise Products Operating LLC 5.20% 2020	1,710	1,867
Enterprise Products Operating LLC 2.85% 2021	2,885	2,907
Enterprise Products Operating LLC 4.90% 2046	1,970	2,026
EOG Resources, Inc. 4.15% 2026	2,980	3,120
Exxon Mobil Corp. 2.222% 2021	5,000	5,002
Exxon Mobil Corp. 2.726% 2023	3,000	3,010
Exxon Mobil Corp. 3.043% 2026	2,250	2,246
Genesis Energy, LP 6.75% 2022	3,750	3,915
Halliburton Co. 3.80% 2025	6,760	6,871
Halliburton Co. 4.85% 2035	1,000	1,056
Halliburton Co. 5.00% 2045	1,000	1,087
Jupiter Resources Inc. 8.50% 2022[3]	3,900	3,383
Kinder Morgan Energy Partners, LP 5.40% 2044	1,380	1,378
Kinder Morgan Energy Partners, LP 5.50% 2044	1,828	1,867
Kinder Morgan Finance Co. 5.05% 2046	2,250	2,232
Kinder Morgan, Inc. 3.05% 2019	2,520	2,557
Kinder Morgan, Inc. 4.30% 2025	2,000	2,060
NGL Energy Partners LP 6.875% 2021	6,505	6,684
NGPL PipeCo LLC 7.119% 2017[3]	2,705	2,833
NGPL PipeCo LLC 9.625% 2019[3]	10,625	11,183
Noble Corp. PLC 7.20% 2025	3,175	2,992
Noble Corp. PLC 8.20% 2045	2,675	2,240
PDC Energy Inc. 7.75% 2022	2,000	2,140
Petrobras International Finance Co. 5.75% 2020	4,725	4,796
Petróleos Mexicanos 5.50% 2021	2,250	2,317
Petróleos Mexicanos 5.375% 2022[3]	935	959
Petróleos Mexicanos 3.50% 2023	7,000	6,443
Petróleos Mexicanos 4.625% 2023[3]	2,500	2,438
Petróleos Mexicanos 6.50% 2027[3]	5,630	5,814
Petróleos Mexicanos 5.625% 2046	2,890	2,410
Petróleos Mexicanos 6.75% 2047[3]	4,115	3,898
Phillips 66 Partners LP 3.55% 2026	335	324
Phillips 66 Partners LP 4.90% 2046	5,975	5,749
Pioneer Natural Resources Co. 3.45% 2021	3,345	3,419
QGOG Constellation SA 6.25% 2019[3]	850	565
Rowan Companies Inc. 7.375% 2025	600	614
American Funds Insurance Series — Asset Allocation Fund — Page 67 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Royal Dutch Shell PLC 1.75% 2021	$1,740	$1,690
Royal Dutch Shell PLC 2.50% 2026	1,000	938
Royal Dutch Shell PLC 3.75% 2046	4,500	4,143
Sabine Pass Liquefaction, LLC 5.625% 2021	3,700	3,977
Sabine Pass Liquefaction, LLC 5.75% 2024	1,955	2,107
Sabine Pass Liquefaction, LLC 5.625% 2025	8,965	9,626
Sabine Pass Liquefaction, LLC 5.00% 2027[3]	1,575	1,595
Schlumberger BV 3.625% 2022[3]	2,800	2,901
Seven Generations Energy Ltd. 6.75% 2023[3]	2,000	2,140
Shell International Finance BV 2.25% 2020	1,965	1,962
SM Energy Co. 5.625% 2025	2,700	2,619
Southwestern Energy Co. 4.10% 2022	8,795	8,353
Spectra Energy Partners, LP 3.375% 2026	615	589
Spectra Energy Partners, LP 4.50% 2045	1,150	1,096
Statoil ASA 2.75% 2021	1,925	1,944
Statoil ASA 3.25% 2024	2,850	2,888
Statoil ASA 4.25% 2041	2,000	1,997
Sunoco LP 6.25% 2021	5,015	5,122
Targa Resources Corp. 4.125% 2019	6,400	6,512
Targa Resources Partners LP 6.75% 2024	2,965	3,195
Teekay Corp. 8.50% 2020	14,805	14,139
Tesoro Logistics LP 5.50% 2019	3,410	3,623
Tesoro Logistics LP 5.25% 2025	1,775	1,819
TransCanada PipeLines Ltd. 7.625% 2039	4,000	5,728
Transocean Inc. 9.00% 2023[3]	1,600	1,648
Weatherford International PLC 4.50% 2022	4,595	4,009
Weatherford International PLC 8.25% 2023	5,750	5,865
Weatherford International PLC 9.875% 2024[3]	2,475	2,644
Weatherford International PLC 6.50% 2036	2,525	2,039
Weatherford International PLC 6.75% 2040	6,525	5,253
Western Gas Partners LP 4.65% 2026	925	958
Whiting Petroleum Corp. 6.50% 2018	650	649
Williams Companies, Inc. 3.70% 2023	5,335	5,175
Williams Partners LP 4.00% 2021	195	200
Williams Partners LP 3.60% 2022	2,250	2,262
Williams Partners LP 3.90% 2025	4,250	4,170
Williams Partners LP 5.10% 2045	4,055	3,861
		380,337
Health care 1.47%
Abbott Laboratories 2.90% 2021	1,105	1,104
Abbott Laboratories 3.40% 2023	1,950	1,943
Abbott Laboratories 3.75% 2026	7,195	7,156
Abbott Laboratories 4.75% 2036	460	468
Abbott Laboratories 4.90% 2046	920	946
AbbVie Inc. 3.20% 2022	2,670	2,672
AbbVie Inc. 4.30% 2036	1,650	1,575
AbbVie Inc. 4.45% 2046	6,350	6,093
Aetna Inc. 1.70% 2018	835	834
Aetna Inc. 1.90% 2019	960	958
Aetna Inc. 2.40% 2021	1,295	1,289
Aetna Inc. 2.80% 2023	670	660
Aetna Inc. 3.20% 2026	4,635	4,588
Allergan PLC 2.35% 2018	2,000	2,012
American Funds Insurance Series — Asset Allocation Fund — Page 68 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Allergan PLC 3.00% 2020	$1,000	$1,014
Allergan PLC 3.45% 2022	7,150	7,259
Allergan PLC 3.85% 2024	3,500	3,533
Allergan PLC 3.80% 2025	1,000	1,002
Allergan PLC 4.75% 2045	4,190	4,121
Amgen Inc. 1.85% 2021	400	385
Amgen Inc. 2.70% 2022	3,400	3,367
Amgen Inc. 2.25% 2023	1,000	941
Amgen Inc. 4.40% 2045	3,000	2,885
AstraZeneca PLC 3.375% 2025	8,630	8,568
Bayer AG 2.375% 2019[3]	2,750	2,755
Boston Scientific Corp. 3.85% 2025	10,750	10,776
Celgene Corp. 3.625% 2024	3,000	3,016
Celgene Corp. 3.875% 2025	1,250	1,268
Centene Corp. 5.625% 2021	1,450	1,528
Centene Corp. 4.75% 2022	8,570	8,699
Centene Corp. 6.125% 2024	1,000	1,056
Centene Corp. 4.75% 2025	3,325	3,254
Community Health Systems Inc. 5.125% 2021	3,765	3,501
Concordia Healthcare Corp., Term Loan B, 5.25% 2021[5,8,9]	628	494
Concordia Healthcare Corp. 9.50% 2022[3]	3,210	1,156
Concordia Healthcare Corp. 7.00% 2023[3]	5,970	1,910
DaVita HealthCare Partners Inc. 5.00% 2025	3,125	3,082
DJO Finance LLC 10.75% 2020	3,035	2,565
DJO Finco Inc. 8.125% 2021[3]	9,415	8,215
EMD Finance LLC 2.40% 2020[3]	125	124
EMD Finance LLC 2.95% 2022[3]	1,000	996
EMD Finance LLC 3.25% 2025[3]	9,000	8,802
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[3]	1,995	1,786
Gilead Sciences, Inc. 1.95% 2022	435	421
Gilead Sciences, Inc. 2.50% 2023	2,685	2,589
Gilead Sciences, Inc. 2.95% 2027	1,000	957
Gilead Sciences, Inc. 4.00% 2036	3,290	3,156
Gilead Sciences, Inc. 4.15% 2047	720	684
HCA Inc. 5.25% 2026	1,250	1,295
Healthsouth Corp. 5.75% 2024	1,925	1,959
Healthsouth Corp. 5.75% 2025	2,535	2,535
Immucor, Inc. 11.125% 2019	935	884
inVentiv Health, Inc. 9.00% 2018[3]	6,560	6,573
Johnson & Johnson 2.45% 2026	1,285	1,229
Kinetic Concepts, Inc. 9.625% 2021[3]	12,775	13,573
Kinetic Concepts, Inc. 12.50% 2021[3]	9,355	9,846
Mallinckrodt PLC 4.875% 2020[3]	4,690	4,731
Medtronic, Inc. 3.50% 2025	1,750	1,802
Medtronic, Inc. 4.375% 2035	2,537	2,685
Medtronic, Inc. 4.625% 2045	2,885	3,121
Molina Healthcare, Inc. 5.375% 2022	7,205	7,349
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[5,8,9]	1,985	1,975
Pfizer Inc. 1.95% 2021	2,500	2,472
Quintiles Transnational Corp. 4.875% 2023[3]	1,625	1,657
Roche Holdings, Inc. 2.875% 2021[3]	8,000	8,135
Roche Holdings, Inc. 1.75% 2022[3]	1,840	1,768
Roche Holdings, Inc. 3.00% 2025[3]	6,000	5,947
Roche Holdings, Inc. 2.375% 2027[3]	1,970	1,843
American Funds Insurance Series — Asset Allocation Fund — Page 69 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,5,8,9,10]	$6,370	$6,163
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,5,8,9]	2,999	2,978
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,5,8,9]	2,400	2,388
Shire PLC 1.90% 2019	2,000	1,975
Shire PLC 2.40% 2021	6,125	5,918
Shire PLC 2.875% 2023	2,870	2,729
Shire PLC 3.20% 2026	2,295	2,146
Tenet Healthcare Corp. 4.375% 2021	2,700	2,673
Tenet Healthcare Corp., First Lien, 4.75% 2020	3,290	3,323
Tenet Healthcare Corp., First Lien, 6.00% 2020	7,105	7,425
Tenet Healthcare Corp., First Lien, 4.50% 2021	4,025	4,025
Teva Pharmaceutical Finance Company BV 1.40% 2018	710	704
Teva Pharmaceutical Finance Company BV 1.70% 2019	725	712
Teva Pharmaceutical Finance Company BV 2.20% 2021	510	488
Teva Pharmaceutical Finance Company BV 2.80% 2023	1,520	1,439
Teva Pharmaceutical Finance Company BV 3.15% 2026	9,585	8,842
Teva Pharmaceutical Finance Company BV 4.10% 2046	250	215
Thermo Fisher Scientific Inc. 2.40% 2019	4,000	4,031
Thermo Fisher Scientific Inc. 4.15% 2024	2,000	2,083
UnitedHealth Group Inc. 3.35% 2022	4,355	4,486
VPI Escrow Corp. 6.75% 2018[3]	5,720	5,448
VPI Escrow Corp. 6.375% 2020[3]	15,890	13,730
Zimmer Holdings, Inc. 3.15% 2022	6,015	6,000
		309,463
Financials 1.37%
ACE INA Holdings Inc. 2.30% 2020	1,345	1,344
ACE INA Holdings Inc. 2.875% 2022	3,850	3,880
ACE INA Holdings Inc. 3.15% 2025	3,255	3,243
ACE INA Holdings Inc. 3.35% 2026	850	861
ACE INA Holdings Inc. 4.35% 2045	750	793
Allstate Corp. 3.28% 2026	5,095	5,115
Bank of America Corp. 2.625% 2020	4,000	4,003
Bank of America Corp. 2.625% 2021	2,000	1,987
Bank of America Corp. 3.875% 2025	8,500	8,647
Bank of America Corp. 3.248% 2027	7,345	7,017
BB&T Corp. 2.45% 2020	6,000	6,046
Berkshire Hathaway Finance Corp. 1.30% 2019	1,070	1,057
Berkshire Hathaway Inc. 2.20% 2021	1,000	998
Berkshire Hathaway Inc. 2.75% 2023	2,615	2,605
Berkshire Hathaway Inc. 3.125% 2026	1,000	993
BNP Paribas 4.375% 2026[3]	4,425	4,372
BPCE SA group 2.65% 2021	2,000	2,000
BPCE SA group 5.70% 2023[3]	3,000	3,162
BPCE SA group 5.15% 2024[3]	4,000	4,068
CIT Group Inc. 3.875% 2019	16,085	16,467
Citigroup Inc. 2.35% 2021	8,500	8,316
Citigroup Inc. 2.90% 2021	7,000	6,982
Citigroup Inc. 3.20% 2026	9,500	9,089
Citigroup Inc. 3.70% 2026	2,500	2,488
Citigroup Inc. 4.125% 2028	1,350	1,334
Credit Agricole SA 4.375% 2025[3]	3,120	3,070
Credit Suisse Group AG 1.70% 2018	4,000	3,991
Credit Suisse Group AG 3.80% 2023	1,625	1,624
American Funds Insurance Series — Asset Allocation Fund — Page 70 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Danske Bank AS 2.00% 2021[3]	$2,365	$2,299
DNB ASA 2.375% 2021[3]	3,000	2,969
Goldman Sachs Group, Inc. 2.55% 2019	4,000	4,030
Goldman Sachs Group, Inc. 2.35% 2021	1,040	1,011
Goldman Sachs Group, Inc. 2.625% 2021	1,460	1,450
Goldman Sachs Group, Inc. 3.50% 2026	1,175	1,153
Goldman Sachs Group, Inc. 3.75% 2026	2,250	2,258
Goldman Sachs Group, Inc. 4.75% 2045	1,000	1,056
HSBC Holdings PLC 4.25% 2024	3,000	3,050
Icahn Enterprises Finance Corp. 3.50% 2017	6,525	6,541
Intercontinentalexchange, Inc. 2.50% 2018	4,000	4,055
Intesa Sanpaolo SpA 5.017% 2024[3]	6,730	6,222
iStar Financial Inc. 4.00% 2017	12,525	12,619
iStar Financial Inc., Series B, 9.00% 2017	905	933
JPMorgan Chase & Co. 1.35% 2017	1,515	1,515
JPMorgan Chase & Co. 2.55% 2020	2,750	2,747
JPMorgan Chase & Co. 3.20% 2026	2,000	1,957
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	3,200	3,274
Lloyds Banking Group PLC 4.582% 2025	1,500	1,508
MetLife Global Funding I 1.55% 2019[3]	3,500	3,447
MetLife Global Funding I 2.50% 2020[3]	8,000	8,001
MetLife Global Funding I 1.95% 2021[3]	2,500	2,430
MetLife, Inc. 4.05% 2045	2,760	2,648
Morgan Stanley 2.50% 2021	3,000	2,968
Morgan Stanley 2.282% 2023[5]	2,500	2,530
Morgan Stanley 3.125% 2026	1,000	956
Morgan Stanley 3.875% 2026	4,750	4,800
National Australia Bank Ltd. 1.375% 2019	975	959
National Australia Bank Ltd. 1.875% 2021	975	943
Navient Corp. 4.875% 2019	4,225	4,383
Navient Corp. 5.50% 2023	440	428
New York Life Global Funding 1.50% 2019[3]	1,525	1,504
New York Life Global Funding 1.70% 2021[3]	1,500	1,446
New York Life Global Funding 2.35% 2026[3]	1,190	1,109
Nordea Bank AB 2.50% 2020[3]	4,450	4,452
PNC Bank 1.45% 2019	3,340	3,294
PNC Bank 2.55% 2021	8,000	8,004
PNC Financial Services Group, Inc. 2.854% 2022	1,445	1,434
PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,051
Prudential Financial, Inc. 3.50% 2024	4,000	4,085
QBE Insurance Group Ltd. 2.40% 2018[3]	5,000	5,009
Rabobank Nederland 4.375% 2025	5,500	5,646
Starwood Property Trust, Inc. 5.00% 2021[3]	925	940
Svenska Handelsbanken AB 1.875% 2021	1,980	1,920
UBS Group AG 4.125% 2025[3]	2,750	2,794
US Bancorp. 3.70% 2024	7,000	7,276
US Bancorp. 2.375% 2026	6,500	6,029
Wells Fargo & Co. 2.15% 2019	8,000	7,998
Wells Fargo & Co. 2.55% 2020	2,175	2,177
Wells Fargo & Co. 2.10% 2021	2,500	2,432
Wells Fargo & Co. 2.50% 2021	7,500	7,443
Wells Fargo & Co. 3.00% 2026	995	947
		288,682
American Funds Insurance Series — Asset Allocation Fund — Page 71 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary 0.92%	Principal amount (000)	Value (000)
Amazon.com, Inc. 4.80% 2034	$8,000	$8,819
American Honda Finance Corp. 1.65% 2021	1,065	1,025
American Honda Finance Corp. 2.30% 2026	530	495
Bayerische Motoren Werke AG 2.25% 2023[3]	1,500	1,437
Cablevision Systems Corp. 6.75% 2021	6,700	7,219
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	1,000	1,045
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	4,000	4,218
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	5,850	6,069
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	750	869
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	11,960	11,997
Comcast Corp. 1.625% 2022	2,000	1,915
Comcast Corp. 2.35% 2027	5,435	5,022
Comcast Corp. 3.20% 2036	750	675
Comcast Corp. 3.40% 2046	500	437
DaimlerChrysler North America Holding Corp. 2.25% 2019[3]	6,000	6,003
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	2,515	2,503
DaimlerChrysler North America Holding Corp. 2.20% 2021[3]	2,500	2,442
DISH DBS Corp. 4.25% 2018	4,425	4,548
Ford Motor Co. 5.291% 2046	5,000	5,075
Ford Motor Credit Co. 1.897% 2019	5,500	5,412
Ford Motor Credit Co. 2.597% 2019	3,000	2,996
Ford Motor Credit Co. 2.943% 2019	5,000	5,058
Ford Motor Credit Co. 3.219% 2022	6,000	5,934
Ford Motor Credit Co. 4.134% 2025	5,250	5,267
General Motors Co. 5.20% 2045	5,000	4,828
General Motors Co. 6.75% 2046	750	881
General Motors Financial Co. 2.35% 2019	3,500	3,460
General Motors Financial Co. 3.70% 2020	6,355	6,465
General Motors Financial Co. 3.20% 2021	2,500	2,480
General Motors Financial Co. 3.45% 2022	3,625	3,586
General Motors Financial Co. 4.00% 2026	2,790	2,686
Home Depot, Inc. 2.00% 2021	2,000	1,984
Home Depot, Inc. 2.125% 2026	2,000	1,844
Home Depot, Inc. 4.25% 2046	3,500	3,676
Home Depot, Inc. 3.50% 2056	1,875	1,642
iHeartCommunications, Inc. 9.00% 2019	4,300	3,531
Limited Brands, Inc. 6.875% 2035	4,750	4,869
Lowe’s Companies, Inc. 2.50% 2026	2,720	2,582
McClatchy Co. 9.00% 2022	2,775	2,969
McDonald’s Corp. 2.75% 2020	1,750	1,778
McDonald’s Corp. 3.70% 2026	1,000	1,019
McDonald’s Corp. 4.875% 2045	750	805
Neiman Marcus Group LTD Inc. 8.00% 2021[3]	2,475	1,850
Newell Rubbermaid Inc. 2.60% 2019	1,000	1,011
Newell Rubbermaid Inc. 3.15% 2021	1,000	1,018
Newell Rubbermaid Inc. 3.85% 2023	1,840	1,909
Newell Rubbermaid Inc. 4.20% 2026	1,840	1,920
Newell Rubbermaid Inc. 5.50% 2046	750	861
NIKE, Inc. 2.375% 2026	2,500	2,358
NIKE, Inc. 3.375% 2046	2,000	1,807
Sotheby’s Holdings, Inc. 5.25% 2022[3]	2,435	2,405
Starbucks Corp. 2.70% 2022	1,500	1,507
Starbucks Corp. 4.30% 2045	1,250	1,313
TI Automotive Ltd. 8.75% 2023[3]	4,245	4,457
American Funds Insurance Series — Asset Allocation Fund — Page 72 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Time Warner Inc. 3.80% 2027	$605	$601
Toyota Motor Credit Corp. 2.25% 2023	1,690	1,629
Volkswagen International Finance NV 2.375% 2017[3]	5,000	5,014
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[3]	2,325	2,223
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[3]	2,650	2,635
Wynn Macau, Ltd. 5.25% 2021[3]	8,300	8,404
ZF Friedrichshafen AG 4.50% 2022[3]	1,050	1,087
ZF Friedrichshafen AG 4.75% 2025[3]	2,370	2,420
		193,994
Telecommunication services 0.82%
AT&T Inc. 4.125% 2026	4,000	4,052
AT&T Inc. 4.75% 2046	2,555	2,425
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	8,350	8,621
Deutsche Telekom International Finance BV 1.95% 2021[3]	1,000	964
Deutsche Telekom International Finance BV 2.485% 2023[3]	2,000	1,911
Deutsche Telekom International Finance BV 9.25% 2032	3,905	6,031
France Télécom 4.125% 2021	5,000	5,280
France Télécom 9.00% 2031	5	8
Frontier Communications Corp. 10.50% 2022	3,500	3,693
Frontier Communications Corp. 11.00% 2025	8,025	8,316
Inmarsat PLC 4.875% 2022[3]	4,600	4,497
Inmarsat PLC 6.50% 2024[3]	2,700	2,747
Intelsat Jackson Holding Co. 7.25% 2019	8,175	6,908
Intelsat Jackson Holding Co. 7.25% 2020	8,925	6,961
Ligado Networks, Term Loan, 9.75% 2020[5,8,9,10]	25,718	23,896
MetroPCS Wireless, Inc. 6.25% 2021	8,275	8,627
MetroPCS Wireless, Inc. 6.625% 2023	3,725	3,958
Orange SA 1.625% 2019	2,250	2,217
Orange SA 5.50% 2044	3,000	3,452
SoftBank Corp. 4.50% 2020[3]	9,015	9,263
T-Mobile US, Inc. 6.50% 2026	275	298
Trilogy International Partners, LLC 13.375% 2019[3]	11,500	11,845
Verizon Communications Inc. 1.375% 2019	1,950	1,920
Verizon Communications Inc. 1.75% 2021	260	249
Verizon Communications Inc. 3.00% 2021	1,876	1,891
Verizon Communications Inc. 2.625% 2026	1,000	921
Verizon Communications Inc. 4.125% 2046	5,513	5,000
Wind Acquisition SA 4.75% 2020[3]	5,550	5,619
Wind Acquisition SA 7.375% 2021[3]	12,300	12,823
Windstream Holdings, Inc. 7.75% 2021	12,000	12,396
Ziggo Bond Finance BV 5.50% 2027[3]	5,425	5,302
		172,091
Materials 0.69%
Anglo American Capital PLC 4.125% 2021[3]	1,325	1,355
ArcelorMittal 7.75% 2041	11,915	12,749
Ball Corp. 4.375% 2020	2,450	2,569
CF Industries, Inc. 4.50% 2026[3]	1,965	1,932
CF Industries, Inc. 4.95% 2043	6,220	5,116
Chemours Co. 6.625% 2023	7,540	7,502
Chemours Co. 7.00% 2025	7,125	7,054
Cliffs Natural Resources Inc. 8.00% 2020[3]	525	549
Cliffs Natural Resources Inc. 8.25% 2020[3]	7,325	8,057
American Funds Insurance Series — Asset Allocation Fund — Page 73 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Eastman Chemical Co. 2.70% 2020	$7,000	$7,042
First Quantum Minerals Ltd. 6.75% 2020[3]	9,672	9,696
First Quantum Minerals Ltd. 7.00% 2021[3]	10,877	10,873
First Quantum Minerals Ltd. 7.25% 2022[3]	9,200	9,108
FMG Resources 9.75% 2022[3]	8,545	9,955
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	5,585	5,222
Georgia Gulf Corp. 4.625% 2021	3,550	3,648
Georgia-Pacific Corp. 2.539% 2019[3]	7,000	7,063
Holcim Ltd. 5.15% 2023[3]	6,165	6,688
Huntsman International LLC 4.875% 2020	4,935	5,139
International Paper Co. 7.30% 2039	2,005	2,559
Novelis Corp. 5.875% 2026[3]	2,000	2,025
Rayonier Advanced Materials Inc. 5.50% 2024[3]	3,304	3,106
Reynolds Group Inc. 5.75% 2020	3,745	3,867
Ryerson Inc. 11.00% 2022[3]	9,330	10,286
Teck Resources Ltd. 8.00% 2021[3]	2,100	2,315
		145,475
Utilities 0.67%
AES Corp. 5.50% 2025	5,200	5,226
AES Corp. 6.00% 2026	1,440	1,469
American Electric Power Co., Inc. 2.95% 2022	4,020	4,046
American Electric Power Co., Inc. 2.75% 2026	570	538
Berkshire Hathaway Energy Co. 2.40% 2020	1,245	1,249
Calpine Corp. 5.375% 2023	660	648
CMS Energy Corp. 8.75% 2019	2,000	2,310
Comision Federal de Electricidad 4.75% 2027[3]	1,070	1,030
Commonwealth Edison Company 2.55% 2026	750	714
Commonwealth Edison Company 4.35% 2045	2,085	2,181
Commonwealth Edison Company 3.65% 2046	2,000	1,880
Consumers Energy Co. 3.375% 2023	475	490
Consumers Energy Co. 3.125% 2024	3,785	3,812
Consumers Energy Co. 3.25% 2046	940	830
Dominion Resources, Inc. 1.875% 2018[3]	2,500	2,496
Dominion Resources, Inc. 1.60% 2019	890	877
Dominion Resources, Inc. 2.962% 2019	300	304
Dominion Resources, Inc. 2.00% 2021	790	766
Dominion Resources, Inc. 2.85% 2026	1,500	1,405
Duke Energy Corp. 1.80% 2021	275	265
Duke Energy Corp. 2.65% 2026	2,000	1,868
Duke Energy Corp. 3.75% 2046	1,500	1,353
Duke Energy Ohio, Inc. 3.70% 2046	1,500	1,419
Duke Energy Progress Inc. 4.15% 2044	3,020	3,002
Duke Energy Progress Inc. 3.70% 2046	4,350	4,121
Dynegy Finance Inc. 6.75% 2019	905	925
EDP Finance BV 4.125% 2020[3]	6,000	6,148
Electricité de France SA 2.35% 2020[3]	650	644
Electricité de France SA 6.95% 2039[3]	4,000	5,023
Emera US Finance LP 2.15% 2019[3]	300	300
Emera US Finance LP 2.70% 2021[3]	770	762
Emera US Finance LP 3.55% 2026[3]	645	634
Enersis Américas SA 4.00% 2026	435	416
Entergy Corp. 2.95% 2026	1,160	1,086
MidAmerican Energy Co. 5.95% 2017	1,375	1,410
American Funds Insurance Series — Asset Allocation Fund — Page 74 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
MidAmerican Energy Co. 2.40% 2019	$1,500	$1,518
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	7,000	7,053
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	5,230	5,303
Northern States Power Co. 4.125% 2044	6,000	6,103
NRG Energy, Inc. 6.25% 2022	4,790	4,826
NRG Energy, Inc. 6.625% 2027[3]	5,400	5,130
Pacific Gas and Electric Co. 3.25% 2023	1,220	1,245
Pacific Gas and Electric Co. 3.85% 2023	6,879	7,260
Pacific Gas and Electric Co. 3.40% 2024	1,310	1,339
Pacific Gas and Electric Co. 4.30% 2045	1,270	1,302
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,325
PacifiCorp., First Mortgage Bonds, 3.60% 2024	6,695	6,961
Public Service Enterprise Group Inc. 2.00% 2021	2,130	2,063
Public Service Enterprise Group Inc. 2.25% 2026	385	357
Puget Energy, Inc. 6.50% 2020	1,245	1,404
Puget Energy, Inc. 6.00% 2021	1,790	2,005
Puget Energy, Inc. 5.625% 2022	1,965	2,176
Puget Energy, Inc. 3.65% 2025	3,135	3,091
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	3,500	3,582
Southern Co. 2.45% 2023	2,000	1,919
Talen Energy Corp. 4.625% 2019[3]	3,850	3,667
Tampa Electric Co. 4.35% 2044	3,805	3,814
TEX Operations Co. LLC, Term Loan B, 5.00% 2023[5,8,9]	2,219	2,240
TEX Operations Co. LLC, Term Loan C, 5.00% 2023[5,8,9]	506	511
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,9]	224	229
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	1,855
Xcel Energy Inc. 2.60% 2022	1,700	1,693
		141,618
Industrials 0.58%
3M Co. 1.625% 2021	1,500	1,461
3M Co. 2.25% 2026	1,000	938
3M Co. 3.125% 2046	1,000	892
Allison Transmission Holdings, Inc. 5.00% 2024[3]	825	835
Associated Materials, LLC 9.00% 2024[3]	14,300	14,371
Builders FirstSource, Inc. 5.625% 2024[3]	1,275	1,286
Canadian National Railway Co. 3.20% 2046	2,635	2,317
CEVA Group PLC, Apollo Global Securities LLC LOC, 5.969% 2021[5,8,9]	650	532
CEVA Logistics Canada, ULC, Term Loan, 6.50% 2021[5,8,9]	115	94
CEVA Logistics Holdings BV, Term Loan, 6.50% 2021[5,8,9]	667	546
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.50% 2021[5,8,9]	920	753
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[9]	12	12
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[9]	2	2
Corporate Risk Holdings LLC 9.50% 2019[3]	3,878	4,004
Corporate Risk Holdings LLC 13.50% 2020[2,3,10]	1,048	1,163
DAE Aviation Holdings, Inc. 10.00% 2023[3]	1,950	2,062
Euramax International, Inc. 12.00% 2020[3]	5,775	6,266
Gardner Denver, Inc. 6.875% 2021[3]	820	820
General Electric Co. 2.70% 2022	6,535	6,532
General Electric Co. 4.125% 2042	2,500	2,536
Hardwoods Acquisition Inc 7.50% 2021[3]	3,650	3,103
HDTFS Inc. 5.875% 2020	6,200	6,092
HDTFS Inc. 5.50% 2024[3]	2,400	2,109
Honeywell International Inc. 1.85% 2021	1,790	1,749
American Funds Insurance Series — Asset Allocation Fund — Page 75 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Honeywell International Inc. 2.50% 2026	$2,000	$1,897
Lockheed Martin Corp. 2.50% 2020	4,750	4,791
Lockheed Martin Corp. 3.10% 2023	530	536
Lockheed Martin Corp. 3.55% 2026	8,470	8,658
LSC Communications, Inc. 8.75% 2023[3]	1,850	1,864
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[3]	8,000	6,840
Navios Maritime Holdings Inc. 7.375% 2022[3]	6,400	3,872
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	2,000	1,525
Ply Gem Industries, Inc. 6.50% 2022	3,550	3,679
Ply Gem Industries, Inc. 6.50% 2022	3,500	3,644
R.R. Donnelley & Sons Co. 7.875% 2021	4,625	4,787
R.R. Donnelley & Sons Co. 7.00% 2022	266	269
R.R. Donnelley & Sons Co. 6.50% 2023	2,010	1,967
Roper Technologies, Inc. 2.80% 2021	2,065	2,064
Roper Technologies, Inc. 3.80% 2026	835	842
Siemens AG 2.00% 2023[3]	1,000	943
Siemens AG 4.40% 2045[3]	1,000	1,054
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	9,950	8,333
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[3,9]	40	42
United Rentals, Inc. 5.50% 2025	1,900	1,945
Virgin Australia Holdings Ltd. 8.50% 2019[3]	2,500	2,603
		122,630
Information technology 0.43%
Alphabet Inc. 1.998% 2026	8,000	7,341
Apple Inc. 1.55% 2021	1,215	1,174
BMC Software, Inc. 8.125% 2021[3]	4,775	4,486
Cisco Systems, Inc. 1.85% 2021	845	825
Cisco Systems, Inc. 2.20% 2023	1,000	962
Cisco Systems, Inc. 2.50% 2026	1,000	951
Dell Inc. 4.42% 2021[3]	3,270	3,384
Dell Inc. 8.35% 2046[3]	2,715	3,348
EchoStar Corp. 6.625% 2026[3]	4,600	4,634
First Data Corp. 5.375% 2023[3]	2,850	2,964
First Data Corp. 5.00% 2024[3]	2,400	2,422
Gogo Inc. 12.50% 2022[3]	11,800	12,832
Harris Corp. 3.832% 2025	1,000	1,016
Harris Corp. 5.054% 2045	1,830	1,936
Kronos Inc., Term Loan B, 9.25% 2024[5,8,9]	4,500	4,645
Microsoft Corp. 2.40% 2026	3,000	2,835
Microsoft Corp. 4.20% 2035	6,000	6,316
Oracle Corp. 2.65% 2026	5,000	4,745
Qorvo, Inc. 7.00% 2025	4,375	4,867
Seagate Technology LLC 4.75% 2023	4,150	4,116
Solera Holdings, Inc. 10.50% 2024[3]	2,075	2,345
Visa Inc. 2.80% 2022	2,000	2,008
Visa Inc. 3.15% 2025	7,000	7,029
Western Digital Corp. 7.375% 2023[3]	2,600	2,867
		90,048
Real estate 0.37%
American Campus Communities, Inc. 3.35% 2020	1,765	1,794
American Campus Communities, Inc. 3.75% 2023	3,300	3,331
American Campus Communities, Inc. 4.125% 2024	2,985	3,062
American Funds Insurance Series — Asset Allocation Fund — Page 76 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Brandywine Operating Partnership, LP 3.95% 2023	$380	$379
Communications Sales & Leasing, Inc. 6.00% 2023[3]	5,025	5,201
Communications Sales & Leasing, Inc. 8.25% 2023	3,902	4,156
Corporate Office Properties LP 3.60% 2023	750	722
Corporate Office Properties LP 5.25% 2024	3,595	3,747
Corporate Office Properties LP 5.00% 2025	2,770	2,831
DDR Corp. 3.625% 2025	3,635	3,518
Developers Diversified Realty Corp. 7.50% 2017	4,160	4,217
EPR Properties 4.75% 2026	6,070	6,014
Essex Portfolio L.P. 3.50% 2025	4,420	4,355
Hospitality Properties Trust 6.70% 2018	6,745	6,916
Hospitality Properties Trust 4.50% 2025	325	317
Host Hotels & Resorts LP 4.50% 2026	705	714
Kimco Realty Corp. 6.875% 2019	2,375	2,661
Kimco Realty Corp. 3.40% 2022	1,570	1,593
Kimco Realty Corp. 3.125% 2023	2,820	2,793
Kimco Realty Corp. 2.70% 2024	1,160	1,110
Kimco Realty Corp. 2.80% 2026	2,760	2,570
Realogy Corp. 4.50% 2019[3]	5,125	5,298
Scentre Group 3.25% 2025[3]	2,000	1,932
Scentre Group 3.50% 2025[3]	3,970	3,919
UDR, Inc. 2.95% 2026	1,510	1,413
WEA Finance LLC 3.25% 2020[3]	3,705	3,770
Weingarten Realty Investors 3.25% 2026	305	288
		78,621
Consumer staples 0.33%
Altria Group, Inc. 2.625% 2020	2,250	2,276
Altria Group, Inc. 4.00% 2024	1,250	1,321
Altria Group, Inc. 2.625% 2026	1,275	1,208
Altria Group, Inc. 4.50% 2043	3,000	3,055
Altria Group, Inc. 5.375% 2044	750	868
Altria Group, Inc. 3.875% 2046	975	902
Anheuser-Busch InBev NV 2.65% 2021	1,000	1,005
Anheuser-Busch InBev NV 3.30% 2023	5,860	5,966
Anheuser-Busch InBev NV 4.90% 2046	500	539
British American Tobacco International Finance PLC 3.95% 2025[3]	5,500	5,695
Imperial Tobacco Finance PLC 3.50% 2023[3]	4,000	4,035
Kraft Heinz Co. 4.375% 2046	910	858
Kroger Co. 2.60% 2021	1,650	1,647
Molson Coors Brewing Co. 1.45% 2019	425	419
Molson Coors Brewing Co. 2.10% 2021	165	161
Molson Coors Brewing Co. 3.00% 2026	460	435
Molson Coors Brewing Co. 4.20% 2046	2,250	2,102
PepsiCo, Inc. 1.35% 2019	1,290	1,280
Pernod Ricard SA 2.95% 2017[3]	3,000	3,002
Philip Morris International Inc. 1.875% 2021	2,000	1,957
Philip Morris International Inc. 3.25% 2024	5,000	5,033
Philip Morris International Inc. 4.25% 2044	2,000	1,976
Procter & Gamble Co. 1.70% 2021	825	811
Procter & Gamble Co. 2.45% 2026	1,500	1,437
Reynolds American Inc. 3.25% 2020	1,000	1,025
Reynolds American Inc. 4.00% 2022	1,000	1,046
Reynolds American Inc. 4.45% 2025	750	792
American Funds Insurance Series — Asset Allocation Fund — Page 77 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Reynolds American Inc. 5.70% 2035	$750	$862
Reynolds American Inc. 6.15% 2043	580	701
Reynolds American Inc. 5.85% 2045	2,750	3,262
The JM Smucker Co. 3.00% 2022	1,665	1,681
Walgreens Boots Alliance, Inc. 3.30% 2021	7,000	7,132
Wal-Mart Stores, Inc. 3.30% 2024	4,445	4,570
		69,059
Total corporate bonds & notes		1,992,018
Mortgage-backed obligations 4.35% Federal agency mortgage-backed obligations 3.95%
Fannie Mae 6.00% 2021[9]	38	40
Fannie Mae 6.00% 2026[9]	432	489
Fannie Mae 2.50% 2031[9]	45,731	45,837
Fannie Mae 2.50% 2032[9]	32,566	32,642
Fannie Mae 5.50% 2033[9]	740	830
Fannie Mae 5.50% 2033[9]	504	564
Fannie Mae 3.50% 2035[9]	8,636	8,971
Fannie Mae 5.50% 2036[9]	1,079	1,210
Fannie Mae 6.00% 2036[9]	2,669	3,029
Fannie Mae 6.00% 2036[9]	882	1,000
Fannie Mae 6.00% 2036[9]	130	147
Fannie Mae 5.50% 2037[9]	403	452
Fannie Mae 5.50% 2037[9]	235	262
Fannie Mae 6.00% 2037[9]	2,700	3,060
Fannie Mae 6.00% 2037[9]	2,595	2,966
Fannie Mae 6.00% 2037[9]	301	340
Fannie Mae 6.00% 2037[9]	40	45
Fannie Mae 6.00% 2038[9]	4,231	4,799
Fannie Mae 6.00% 2038[9]	2,877	3,259
Fannie Mae 6.00% 2038[9]	1,433	1,626
Fannie Mae 6.00% 2038[9]	1,427	1,618
Fannie Mae 6.00% 2038[9]	722	818
Fannie Mae 6.00% 2038[9]	703	796
Fannie Mae 6.00% 2038[9]	87	99
Fannie Mae 6.00% 2038[9]	74	84
Fannie Mae 6.00% 2038[9]	59	67
Fannie Mae 6.00% 2039[9]	2	2
Fannie Mae 4.00% 2040[9]	5,452	5,763
Fannie Mae 6.00% 2040[9]	745	845
Fannie Mae 6.00% 2040[9]	249	282
Fannie Mae 3.00% 2041[9]	24,476	24,452
Fannie Mae 4.00% 2041[9]	4,556	4,823
Fannie Mae 4.00% 2041[9]	3,540	3,748
Fannie Mae 6.00% 2041[9]	999	1,131
Fannie Mae 6.00% 2041[9]	962	1,089
Fannie Mae 3.50% 2042[9]	12,150	12,526
Fannie Mae 4.00% 2043[9]	9,758	10,344
Fannie Mae 4.00% 2043[9]	7,558	8,011
Fannie Mae 4.00% 2043[9]	4,678	4,972
Fannie Mae 4.00% 2043[9]	3,580	3,795
Fannie Mae 4.00% 2043[9]	3,337	3,537
Fannie Mae 4.00% 2043[9]	2,958	3,144
American Funds Insurance Series — Asset Allocation Fund — Page 78 of 173

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2043[9]	$2,541	$2,693
Fannie Mae 4.00% 2043[9]	2,516	2,666
Fannie Mae 3.50% 2045[9]	20,403	21,027
Fannie Mae 3.50% 2045[9]	4,990	5,133
Fannie Mae 3.00% 2046[9]	39,844	39,611
Fannie Mae 3.50% 2046[9]	8,771	9,020
Fannie Mae 3.50% 2046[9]	4,846	4,976
Fannie Mae 4.00% 2046[9]	8,048	8,497
Fannie Mae 4.00% 2046[9]	6,008	6,343
Fannie Mae 4.00% 2046[9]	5,256	5,530
Fannie Mae 4.00% 2046[9]	3,746	3,955
Fannie Mae 4.00% 2046[9]	1,255	1,328
Fannie Mae 4.50% 2046[9]	4,045	4,360
Fannie Mae 4.50% 2046[9]	2,272	2,448
Fannie Mae 3.50% 2047[9,11]	80,000	81,950
Fannie Mae 7.00% 2047[9]	67	76
Fannie Mae 7.00% 2047[9]	5	5
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[5,9]	2,145	2,122
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[9]	5,242	5,227
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[9]	4,000	4,037
Fannie Mae, Series 2014-M1, Class A2, multifamily 3.251% 2023[5,9]	9,000	9,294
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[5,9]	7,530	7,808
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[5,9]	6,450	6,723
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[5,9]	6,215	6,308
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.472% 2024[5,9]	7,000	7,309
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[9]	146	128
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[9]	238	270
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[9]	58	67
Freddie Mac 5.00% 2023[9]	248	265
Freddie Mac 3.50% 2034[9]	12,293	12,744
Freddie Mac 3.50% 2035[9]	20,670	21,352
Freddie Mac 3.50% 2035[9]	10,215	10,552
Freddie Mac 3.50% 2035[9]	9,714	10,053
Freddie Mac 3.50% 2035[9]	939	971
Freddie Mac 5.00% 2038[9]	1,654	1,812
Freddie Mac 6.50% 2038[9]	246	278
Freddie Mac 4.50% 2039[9]	296	319
Freddie Mac 5.00% 2040[9]	3,076	3,359
Freddie Mac 4.00% 2042[9]	6,180	6,531
Freddie Mac 4.00% 2043[9]	7,591	8,016
Freddie Mac 4.00% 2043[9]	5,144	5,449
Freddie Mac 4.00% 2043[9]	4,448	4,709
Freddie Mac 4.00% 2043[9]	3,067	3,260
Freddie Mac 4.00% 2043[9]	2,998	3,172
Freddie Mac 3.50% 2045[9]	9,524	9,806
Freddie Mac 4.00% 2045[9]	18,525	19,590
Freddie Mac 4.00% 2045[9]	18,045	19,078
Freddie Mac 3.50% 2046[9]	42,288	43,337
Freddie Mac 3.50% 2046[9]	6,538	6,715
Freddie Mac 3.50% 2046[9]	5,674	5,821
Freddie Mac 3.50% 2046[9]	296	303
Freddie Mac 4.00% 2046[9]	44,003	46,242
Freddie Mac 4.00% 2046[9]	4,534	4,765
Freddie Mac 4.50% 2046[9]	2,813	3,028
American Funds Insurance Series — Asset Allocation Fund — Page 79 of 173

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.50% 2046[9]	$2,292	$2,466
Freddie Mac 3.50% 2047[9,11]	300	307
Freddie Mac 4.00% 2047[9,11]	18,000	18,898
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[9]	2,750	2,860
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[9]	2,036	2,017
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[9]	4,000	3,985
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[9]	3,680	3,681
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[9]	4,000	4,054
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[9]	5,349	5,473
Freddie Mac, Series K721, Class A2, multifamily 3.090% 2022[9]	2,000	2,065
Freddie Mac, Series K722, Class A2, multifamily 2.406% 2023[9]	2,500	2,486
Freddie Mac, Series K723, Class A2, multifamily 2.454% 2023[9]	4,285	4,257
Freddie Mac, Series K034, Class A1, multifamily 2.669% 2023[9]	2,133	2,160
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[9]	5,900	6,113
Freddie Mac, Series K034, Class A2, multifamily 3.531% 2023[5,9]	10,000	10,595
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[9]	6,000	6,127
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[9]	4,265	4,278
Freddie Mac, Series K047, Class A2, multifamily 3.329% 2025[9]	4,000	4,149
Freddie Mac, Series K050, Class A2, multifamily 3.334% 2025[5,9]	2,860	2,965
Freddie Mac, Series K055, Class A2, multifamily 2.673% 2026[9]	15,000	14,718
Freddie Mac, Series T-041, Class 3A, 1.776% 2032[5,9]	362	398
Government National Mortgage Assn. 4.50% 2045[9]	9,344	9,983
Government National Mortgage Assn. 4.50% 2046[9]	9,000	9,622
Government National Mortgage Assn. 4.50% 2046[9]	981	1,048
		828,657
Commercial mortgage-backed securities 0.31%
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A4, 5.548% 2049[5,9]	3,876	3,898
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.694% 2050[5,9]	2,167	2,205
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 2050[5,9]	1,430	1,475
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[9]	1,185	1,194
Commercial Mortgage Trust, Series 2015-CR-26, Class A4, 3.63% 2048[9]	5,000	5,153
Commercial Mortgage Trust, Series 2015-CR-25, Class A4, 3.759% 2048[9]	10,000	10,447
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[5,9]	1,531	1,553
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[9]	1,400	1,447
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.867% 2049[5,9]	5,000	5,111
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.713% 2049[5,9]	4,880	4,910
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A4, 5.716% 2051[9]	1,489	1,523
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43% 2040[9]	394	395
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[5,9]	5,500	5,645
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.159% 2045[5,9]	2,570	2,654
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.852% 2049[5,9]	3,688	3,733
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[9]	1,000	1,034
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[9]	1,180	1,192
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[3,9]	2,650	2,739
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4, 5.902% 2049[5,9]	2,596	2,637
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342% 2043[9]	788	787
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, 5.591% 2047[5,9]	3,000	3,019
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 5.969% 2051[5,9]	3,000	3,037
		65,788
American Funds Insurance Series — Asset Allocation Fund — Page 80 of 173

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Collateralized mortgage-backed (privately originated) 0.05%	Principal amount (000)	Value (000)
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[9]	$4,735	$4,953
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[9]	503	513
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2034[9]	1,164	1,206
Mortgage Repurchase Agreement Financing Trust, Series 2016-3, Class A1, 1.664% 2018[2,3,5,9]	2,300	2,301
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239% 2026[2,3,9]	642	645
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[3,5,9]	1,599	1,585
		11,203
Other mortgage-backed securities 0.04%
National Australia Bank 1.25% 2018[3,9]	3,000	2,990
Royal Bank of Canada 1.875% 2020[9]	7,000	6,964
		9,954
Total mortgage-backed obligations		915,602
Asset-backed obligations 0.38%
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[3,9]	8,000	7,939
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27% 2019[9]	1,099	1,099
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A3, 1.46% 2021[9]	1,500	1,493
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73% 2021[9]	3,455	3,484
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 1.22% 2019[3,9]	4,074	4,073
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, 1.905% 2020[5,9]	2,000	2,021
CLI Funding V LLC, Series 2014-1A, Class A, 3.29% 2029[3,9]	747	721
CLI Funding V LLC, Series 2014-2A, Class A, 3.38% 2029[3,9]	781	751
Drivetime Auto Owner Trust, Series 2016-3A, Class A, 1.75% 2019[3,9]	1,264	1,264
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[3,9]	2,395	2,397
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[3,9]	1,734	1,732
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[3,9]	3,002	3,000
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 2022[3,9]	780	778
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[3,9]	5,900	5,803
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A1, 1.42% 2020[9]	5,740	5,736
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[9]	3,500	3,465
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 2028[3,9]	160	155
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[3,9]	338	324
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-3A, Class A, 2.27% 2020[3,9]	5,000	4,948
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,9]	3,189	3,169
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-3A, Class A, 2.65% 2022[3,9]	5,000	4,867
RAMP Trust, Series 2003-RS11, Class AI7, 4.828% 2033[9]	94	97
Santander Drive Auto Receivables Trust, Series 2016-1, Class A3, 1.62% 2020[9]	670	671
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[9]	5,000	5,051
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[3,9]	1,812	1,760
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[3,9]	1,648	1,589
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[3,9]	405	403
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 2021[3,9]	5,925	5,902
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95% 2019[9]	4,867	4,856
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[3,9]	900	898
		80,446
Federal agency bonds & notes 0.25%
CoBank, ACB 1.563% 2022[3,5]	1,695	1,631
Fannie Mae 1.375% 2021	3,000	2,919
Fannie Mae 1.875% 2026	13,000	11,977
Federal Home Loan Bank 0.875% 2018	17,140	17,086
American Funds Insurance Series — Asset Allocation Fund — Page 81 of 173

Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Freddie Mac 0.75% 2018	$11,880	$11,814
Freddie Mac 0.75% 2018	6,888	6,868
		52,295
Bonds & notes of governments & government agencies outside the U.S. 0.19%
CPPIB Capital Inc. 1.25% 2019[3]	3,900	3,846
Manitoba (Province of) 3.05% 2024	2,600	2,652
Spain (Kingdom of) 4.00% 2018[3]	15,000	15,351
United Mexican States 3.60% 2025	4,000	3,866
United Mexican States 4.125% 2026	7,800	7,757
United Mexican States 5.55% 2045	5,500	5,645
		39,117
Municipals 0.02%
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[9]	3,500	3,138
Total bonds, notes & other debt instruments (cost: $5,638,998,000)		5,646,519
Short-term securities 7.98%
Apple Inc. 0.53%–0.59% due 1/17/2017–1/20/2017[3]	145,000	144,963
Chevron Corp. 0.54%–0.75% due 1/5/2017–1/9/2017[3]	135,800	135,786
Coca-Cola Co. 0.66%–0.68% due 1/12/2017–1/25/2017[3]	99,600	99,579
Estée Lauder Companies Inc. 0.75% due 3/1/2017[3]	47,100	47,044
ExxonMobil Corp. 0.54% due 1/23/2017	2,600	2,599
Fannie Mae 0.41% due 2/1/2017	50,000	49,983
Federal Farm Credit Banks 0.56% due 5/1/2017	35,000	34,933
Federal Home Loan Bank 0.31%–0.56% due 1/6/2017–5/25/2017	800,600	800,160
John Deere Canada ULC 0.68% due 1/12/2017[3]	50,000	49,991
Microsoft Corp. 0.75% due 2/14/2017[3]	75,000	74,946
National Rural Utilities Cooperative Finance Corp. 0.55% due 1/3/2017	26,900	26,899
Svenska Handelsbanken Inc. 1.02% due 2/21/2017[3]	5,000	4,995
U.S. Treasury Bills 0.42%–0.45% due 2/9/2017–2/23/2017	158,500	158,414
Wells Fargo Bank, N.A. 1.01% due 1/18/2017	40,000	40,009
Westpac Banking Corp. 1.04% due 2/15/2017[3]	10,000	9,990
Total short-term securities (cost: $1,680,239,000)		1,680,291
Total investment securities 100.17% (cost: $17,701,594,000)		21,083,426
Other assets less liabilities (0.17)%		(35,525)
Net assets 100.00%		$21,047,901
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Asset Allocation Fund — Page 82 of 173

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $420,833,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.929%	9/29/2019	$80,000	$642
Receive	LCH	3-month USD-LIBOR	1.6365	10/16/2019	124,000	(6)
Receive	LCH	3-month USD-LIBOR	1.3675	6/28/2026	15,000	(1,232)
Pay	LCH	3-month USD-LIBOR	1.444	8/23/2026	15,000	1,157
Pay	LCH	3-month USD-LIBOR	1.583	10/25/2026	15,000	1,000
Pay	LCH	3-month USD-LIBOR	3.402	6/23/2044	18,000	(3,062)
Pay	LCH	3-month USD-LIBOR	2.945	10/16/2044	28,000	(2,129)
						$(3,630)
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $108,102,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation at 12/31/2016 (000)
2 Year U.S. Treasury Note Futures	CME	Long	500	April 2017	$108,102	$242
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $514,938,000, which represented 2.45% of the net assets of the fund. This amount includes $476,496,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,223,757,000, which represented 5.81% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	Coupon rate may change periodically.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $8,182,000, which represented .04% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $54,286,000, which represented .26% of the net assets of the fund.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[11]	Purchased on a TBA basis.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 4.022% convertible preferred	5/2/2013	$6,354	$2,193.01%
CEVA Group PLC	5/2/2013	11,716	1,536.01
CEVA Group PLC, Series A-2, 3.022% convertible preferred	3/10/2010-1/23/2012	8,675	1,500.00
Total private placement securities		$26,745	$ 5,229.02%

American Funds Insurance Series — Asset Allocation Fund — Page 83 of 173

Key to abbreviations
ADR = American Depositary Receipts
CME = CME Group
G.O. = General Obligation
LCH = LCH.Clearnet
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
TBA = To-be-announced
American Funds Insurance Series — Asset Allocation Fund — Page 84 of 173

Global Balanced Fund
Investment portfolio
December 31, 2016
Common stocks 58.48% Industrials 10.09%	Shares	Value (000)
Boeing Co.	18,500	$2,880
KONE Oyj, Class B1	57,000	2,554
ASSA ABLOY AB, Class B1	118,000	2,189
Komatsu Ltd.[1]	91,000	2,054
BAE Systems PLC[1]	280,000	2,033
General Electric Co.	54,000	1,706
Flughafen Zürich AG1	8,500	1,577
Mitsubishi Electric Corp.[1]	110,000	1,529
Edenred SA1	65,000	1,288
Cummins Inc.	9,100	1,244
Randstad Holding NV1	22,947	1,243
AB Volvo, Class B1	102,000	1,189
TransDigm Group Inc.	4,500	1,120
Caterpillar Inc.	12,000	1,113
MTU Aero Engines AG1	9,000	1,038
International Consolidated Airlines Group, SA (CDI)[1]	120,000	651
		25,408
Information technology 9.97%
Microsoft Corp.	92,200	5,729
ASML Holding NV1	50,169	5,621
Nintendo Co., Ltd.[1]	19,800	4,139
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	333,000	1,865
Amphenol Corp., Class A	24,000	1,613
Symantec Corp.	62,565	1,495
Visa Inc., Class A	14,600	1,139
Apple Inc.	8,800	1,019
Alphabet Inc., Class C2	1,150	888
Linear Technology Corp.	13,000	810
Texas Instruments Inc.	11,000	803
		25,121
Energy 6.94%
Royal Dutch Shell PLC, Class B1	95,000	2,711
Royal Dutch Shell PLC, Class A1	585	16
ConocoPhillips	49,506	2,482
Enbridge Inc. (CAD denominated)	56,087	2,360
Schlumberger Ltd.	26,500	2,225
Spectra Energy Corp	44,100	1,812
LUKOIL Oil Co. PJSC (ADR)[1]	28,500	1,596
BP PLC[1]	216,000	1,342
Canadian Natural Resources, Ltd.	40,000	1,275
Reliance Industries Ltd.[1]	53,000	844
Chevron Corp.	7,000	824
		17,487
American Funds Insurance Series — Global Balanced Fund — Page 85 of 173

Common stocks Consumer staples 6.36%	Shares	Value (000)
British American Tobacco PLC[1]	64,755	$3,677
Nestlé SA1	33,200	2,381
Reynolds American Inc.	42,104	2,360
Altria Group, Inc.	31,000	2,096
Philip Morris International Inc.	19,665	1,799
Coca-Cola Co.	29,000	1,202
Pernod Ricard SA1	8,800	953
Procter & Gamble Co.	11,000	925
Coca-Cola European Partners PLC	20,000	628
		16,021
Health care 5.61%
Humana Inc.	20,830	4,250
Merck & Co., Inc.	58,120	3,422
Bayer AG1	12,000	1,252
Novo Nordisk A/S, Class B1	30,000	1,078
Medtronic PLC	15,000	1,068
Mettler-Toledo International Inc.[2]	2,300	963
Novartis AG1	11,800	858
Express Scripts Holding Co.[2]	9,500	653
Bristol-Myers Squibb Co.	10,000	584
		14,128
Financials 4.52%
JPMorgan Chase & Co.	42,700	3,685
AIA Group Ltd.[1]	432,000	2,418
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	343,000	1,739
Wells Fargo & Co.	26,000	1,433
Prudential PLC[1]	69,000	1,376
Goldman Sachs Group, Inc.	3,000	718
		11,369
Materials 4.22%
E.I. du Pont de Nemours and Co.	37,500	2,753
Linde AG1	8,900	1,459
WestRock Co.	24,570	1,248
LyondellBasell Industries NV	12,000	1,029
Dow Chemical Co.	15,000	858
Koninklijke DSM NV1	14,000	838
Air Liquide SA, non-registered shares[1]	6,250	694
Boral Ltd.[1]	170,000	661
Potash Corp. of Saskatchewan Inc.	33,000	597
Rio Tinto PLC[1]	11,000	419
The Chemours Co.	3,200	71
		10,627
Consumer discretionary 3.84%
Amazon.com, Inc.[2]	4,100	3,074
Home Depot, Inc.	22,030	2,954
Nokian Renkaat Oyj[1]	33,634	1,254
Paddy Power Betfair PLC[1]	11,000	1,175
General Motors Co.	25,000	871
HUGO BOSS AG1	5,600	346
		9,674
American Funds Insurance Series — Global Balanced Fund — Page 86 of 173

Common stocks Utilities 1.31%	Shares	Value (000)
Power Assets Holdings Ltd.[1]	195,500	$1,722
Dominion Resources, Inc.	20,465	1,568
		3,290
Real estate 0.54%
Link REIT[1]	211,697	1,367
Telecommunication services 0.20%
Telstra Corp. Ltd.[1]	136,500	502
Miscellaneous 4.88%
Other common stocks in initial period of acquisition		12,294
Total common stocks (cost: $124,033,000)		147,288
Bonds, notes & other debt instruments 31.28% Bonds & notes of governments & government agencies outside the U.S. 14.65%	Principal amount (000)
Australia (Commonwealth of), Series 124, 5.75% 2021	A$800	663
Australia (Commonwealth of), Series 138, 3.25% 2029	400	297
Belgium (Kingdom of), Series 77, 1.00% 2026	€575	631
Bermuda 4.854% 2024[3]	$200	209
Canada 2.25% 2025	C$1,150	898
Chile (Republic of) 5.50% 2020	CLP50,000	79
Colombia (Republic of) 4.375% 2021	$200	210
Colombia (Republic of), Series B, 7.50% 2026	COP1,068,000	367
Colombia (Republic of), Series B, 6.00% 2028	262,700	79
French Republic O.A.T. 3.25% 2045	€400	581
Germany (Federal Republic of) 2.25% 2021	60	72
Germany (Federal Republic of) 2.00% 2022	300	356
Germany (Federal Republic of) 0.10% 2023[4]	52	60
Germany (Federal Republic of) 2.50% 2046	200	296
Hungary, Series A, 7.50% 2020	HUF172,500	725
India (Republic of) 7.80% 2021	INR30,500	470
India (Republic of) 8.83% 2023	10,400	170
India (Republic of) 9.20% 2030	8,700	151
Indonesia (Republic of) 3.75% 2022	$410	413
Ireland (Republic of) 3.90% 2023	€510	664
Ireland (Republic of) 3.40% 2024	325	417
Ireland (Republic of) 5.40% 2025	440	643
Ireland (Republic of) 1.00% 2026	1,210	1,303
Ireland (Republic of) 2.40% 2030	30	36
Ireland (Republic of) 2.00% 2045	125	141
Israel (State of) 3.15% 2023	$400	407
Israel (State of) 5.50% 2042	ILS1,000	360
Italy (Republic of) 1.45% 2022	€550	597
Italy (Republic of) 0.95% 2023	470	492
Italy (Republic of) 4.75% 2023	100	130
Italy (Republic of) 4.50% 2024	200	257
Japan, Series 362, 0.10% 2018	¥40,000	344
Japan, Series 115, 0.20% 2018	5,000	43
Japan, Series 128, 0.10% 2021	60,000	518
Japan, Series 315, 1.20% 2021	65,000	589
American Funds Insurance Series — Global Balanced Fund — Page 87 of 173

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Japan, Series 326, 0.70% 2022	¥80,000	$717
Japan, Series 325, 0.80% 2022	35,000	315
Japan, Series 17, 0.10% 2023[4]	10,300	93
Japan, Series 329, 0.80% 2023	60,000	542
Japan, Series 19, 0.10% 2024[4]	29,880	272
Japan, Series 18, 0.10% 2024[4]	20,480	185
Japan, Series 337, 0.30% 2024	95,000	834
Japan, Series 336, 0.50% 2024	65,000	579
Japan, Series 116, 2.20% 2030	14,000	151
Japan, Series 145, 1.70% 2033	120,000	1,244
Japan, Series 21, 2.30% 2035	20,000	226
Japan, Series 36, 2.00% 2042	10,000	112
Japan, Series 42, 1.70% 2044	55,000	590
Japan, Series 47, 1.60% 2045	15,000	158
Lithuania (Republic of) 7.375% 2020	$100	114
Malaysia (Federation of), Series 0511, 3.58% 2018	MYR261	58
Malaysia (Federation of), Series 0203, 4.24% 2018	32	7
Malaysia (Federation of), Series 0515, 3.759% 2019	550	123
Malaysia (Federation of), Series 0315, 3.659% 2020	58	13
Malaysia (Federation of), Series 0314, 4.048% 2021	350	78
Malaysia (Federation of), Series 0215, 3.795% 2022	400	88
Malaysia (Federation of), Series 0116, 3.80% 2023	1,750	383
Malaysia (Federation of), Series 0115, 3.955% 2025	2,500	541
Malaysia (Federation of), Series 0316, 3.90% 2026	1,200	260
Malaysia (Federation of), Series 0310, 4.498% 2030	1,600	348
Morocco (Kingdom of) 4.25% 2022	$200	205
Netherlands (Kingdom of the) 1.00% 2017	100	100
Netherlands (Kingdom of the) 5.50% 2028	€100	163
Norway (Kingdom of) 4.25% 2017	NKr280	33
Norway (Kingdom of) 3.75% 2021	4,900	632
Peru (Republic of) 4.125% 2027	$85	89
Peru (Republic of) 5.625% 2050	20	23
Philippines (Republic of the) 4.95% 2021	PHP5,000	101
Philippines (Republic of the) 3.90% 2022	10,000	191
Poland (Republic of), Series 1017, 5.25% 2017	PLN1,000	246
Poland (Republic of), Series 1020, 5.25% 2020	4,750	1,241
Poland (Republic of), Series 1021, 5.75% 2021	2,070	558
Poland (Republic of), Series 0922, 5.75% 2022	870	236
Poland (Republic of), Series 1023, 4.00% 2023	2,300	572
Poland (Republic of), Series 0725, 3.25% 2025	1,500	352
Qatar (State of) 3.125% 2017[3]	$250	250
Saudi Arabia (Kingdom of) 3.25% 2026[3]	200	190
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR4,925	344
South Africa (Republic of), Series R-214, 6.50% 2041	3,650	189
South Korea (Republic of), Series 2106, 4.25% 2021	KRW262,000	239
Spain (Kingdom of) 4.00% 2018[3]	$500	512
Spain (Kingdom of) 2.75% 2024	€355	421
Spain (Kingdom of) 3.80% 2024	320	404
Spain (Kingdom of) 1.30% 2026	670	701
Spain (Kingdom of) 1.95% 2026	150	167
Sweden (Kingdom of) 1.125% 2019[3]	$200	197
Sweden (Kingdom of), Series 1057, 1.50% 2023	SKr4,150	498
Thailand (Kingdom of) 1.875% 2022	THB14,100	386
Thailand (Kingdom of) 3.85% 2025	3,000	92
Thailand (Kingdom of) 2.125% 2026	6,000	160
American Funds Insurance Series — Global Balanced Fund — Page 88 of 173

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Kingdom 1.00% 2017	£570	$707
United Kingdom 3.75% 2020	75	104
United Kingdom 1.75% 2022	450	588
United Kingdom 2.25% 2023	100	135
United Kingdom 2.75% 2024	50	70
United Kingdom 1.50% 2026	350	442
United Kingdom 4.75% 2038	20	38
United Kingdom 4.25% 2040	50	90
United Kingdom 3.25% 2044	150	239
United Mexican States 4.00% 2019[4]	MXN3,340	168
United Mexican States 4.125% 2026	$400	398
United Mexican States 4.00% 2040[4]	MXN2,784	139
United Mexican States 4.75% 2044	$150	137
United Mexican States 4.60% 2046	200	180
United Mexican States, Series M10, 7.75% 2017	MXN5,500	269
United Mexican States, Series M, 8.00% 2020	2,000	99
United Mexican States, Series M, 6.50% 2021	16,000	753
United Mexican States, Series M20, 10.00% 2024	12,600	704
United Mexican States, Series M, 5.75% 2026	7,000	300
United Mexican States, Series M30, 10.00% 2036	2,500	147
		36,898
U.S. Treasury bonds & notes 8.21% U.S. Treasury 5.76%
U.S. Treasury 0.875% 2017	$950	951
U.S. Treasury 0.75% 2018	280	279
U.S. Treasury 1.375% 2018	200	201
U.S. Treasury 1.375% 2018	150	151
U.S. Treasury 1.50% 2018	100	101
U.S. Treasury 0.75% 2019	500	492
U.S. Treasury 1.25% 2019	50	50
U.S. Treasury 1.50% 2019	500	501
U.S. Treasury 1.625% 2019	1,150	1,156
U.S. Treasury 1.625% 2019	1,075	1,083
U.S. Treasury 1.625% 2019	300	302
U.S. Treasury 1.75% 2019	600	606
U.S. Treasury 3.125% 2019	225	235
U.S. Treasury 1.375% 2020	900	894
U.S. Treasury 1.50% 2020	1,500	1,496
U.S. Treasury 1.625% 2020	30	30
U.S. Treasury 1.75% 2020	2,200	2,200
U.S. Treasury 2.125% 2020	200	203
U.S. Treasury 1.375% 2021	550	539
U.S. Treasury 2.00% 2021	950	954
U.S. Treasury 2.00% 2021	108	108
U.S. Treasury 2.00% 2022	75	75
U.S. Treasury 1.375% 2023	300	285
U.S. Treasury 1.75% 2023	100	97
U.S. Treasury 2.25% 2024	200	199
U.S. Treasury 2.125% 2025	200	196
U.S. Treasury 1.625% 2026	440	410
U.S. Treasury 3.00% 2044	355	350
American Funds Insurance Series — Global Balanced Fund — Page 89 of 173

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2045	$315	$280
U.S. Treasury 3.00% 2045	100	98
		14,522
U.S. Treasury inflation-protected securities 2.45%
U.S. Treasury Inflation-Protected Security 0.125% 2017[4]	128	128
U.S. Treasury Inflation-Protected Security 0.125% 2021[4]	1,071	1,078
U.S. Treasury Inflation-Protected Security 0.375% 2023[4]	312	315
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	509	501
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	1,735	1,768
U.S. Treasury Inflation-Protected Security 0.25% 2025[4]	520	512
U.S. Treasury Inflation-Protected Security 0.375% 2025[4]	229	228
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	64	74
U.S. Treasury Inflation-Protected Security 0.625% 2026[4]	814	822
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	493	539
U.S. Treasury Inflation-Protected Security 1.00% 2046[4]	204	205
		6,170
Total U.S. Treasury bonds & notes		20,692
Corporate bonds & notes 6.34% Financials 1.48%
ACE INA Holdings Inc. 2.875% 2022	20	20
ACE INA Holdings Inc. 3.35% 2026	20	20
ACE INA Holdings Inc. 4.35% 2045	35	37
Allianz SE, 4.75% 2049	€100	117
Aviva PLC, subordinated 6.875% 2058	£75	109
AXA SA, junior subordinated 5.453% 2049	100	126
Banco Nacional de Comercio Exterior SNC 3.80% 2026[3]	$200	188
Bank of America Corp. 3.875% 2025	375	382
Barclays Bank PLC 10.00% 2021	£100	157
Berkshire Hathaway Inc. 3.00% 2022	$75	77
BNP Paribas 5.00% 2021	100	109
CaixaBank, SA 5.00% 2023	€100	111
Goldman Sachs Group, Inc. 2.875% 2021	$100	101
Goldman Sachs Group, Inc. 5.75% 2022	70	79
Goldman Sachs Group, Inc. 3.625% 2023	150	153
Goldman Sachs Group, Inc. 3.50% 2025	210	207
Goldman Sachs Group, Inc. 3.75% 2026	25	25
Goldman Sachs Group, Inc. 4.75% 2045	70	74
HSBC Holdings PLC 3.375% 2024	€100	110
HSBC Holdings PLC 3.90% 2026	$200	201
HSBC Holdings PLC 4.30% 2026	200	207
JPMorgan Chase & Co. 2.55% 2021	76	76
JPMorgan Chase & Co. 3.25% 2022	28	28
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	135	146
Lloyds Banking Group PLC 6.50% 2020	€210	260
Morgan Stanley 3.125% 2026	$110	105
Morgan Stanley 3.875% 2026	75	76
NN Group NV, 4.50% 2049	€100	106
PNC Financial Services Group, Inc. 2.854% 2022	$100	99
Rabobank Nederland 3.875% 2023	€100	121
VEB Finance Ltd. 6.902% 2020[3]	$100	108
		3,735
American Funds Insurance Series — Global Balanced Fund — Page 90 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care 0.88%	Principal amount (000)	Value (000)
AbbVie Inc. 2.50% 2020	$180	$180
AbbVie Inc. 2.90% 2022	60	59
AbbVie Inc. 3.60% 2025	120	119
AbbVie Inc. 4.50% 2035	15	15
Aetna Inc. 2.75% 2022	50	49
Aetna Inc. 2.80% 2023	30	30
Aetna Inc. 3.20% 2026	170	168
Aetna Inc. 4.25% 2036	80	80
Aetna Inc. 4.375% 2046	95	96
Allergan PLC 3.00% 2020	30	30
Allergan PLC 3.80% 2025	130	130
Allergan PLC 4.55% 2035	45	45
Allergan PLC 4.75% 2045	90	89
Amgen Inc. 1.85% 2021	20	19
Amgen Inc. 2.25% 2023	280	264
Amgen Inc. 4.40% 2045	80	77
Baxalta Inc. 4.00% 2025	80	80
Becton, Dickinson and Co. 3.734% 2024	35	36
Celgene Corp. 3.875% 2025	85	86
EMD Finance LLC 3.25% 2025[3]	50	49
Gilead Sciences, Inc. 3.65% 2026	30	30
Humana Inc. 3.15% 2022	100	100
Medtronic, Inc. 3.50% 2025	100	103
Novartis Securities Investment Ltd. 5.125% 2019	25	27
Shire PLC 2.40% 2021	180	174
Shire PLC 2.875% 2023	45	43
Shire PLC 3.20% 2026	25	23
		2,201
Consumer discretionary 0.82%
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	150	150
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	200	194
Ford Motor Credit Co. 3.20% 2021	200	200
McDonald’s Corp. 3.50% 2020	50	52
McDonald’s Corp. 3.70% 2026	35	36
McDonald’s Corp. 4.70% 2035	15	16
McDonald’s Corp. 4.875% 2045	25	27
Myriad International Holdings 6.00% 2020	250	271
Myriad International Holdings 5.50% 2025	250	253
NBCUniversal Media, LLC 4.375% 2021	50	54
Newell Rubbermaid Inc. 3.85% 2023	85	88
Newell Rubbermaid Inc. 4.20% 2026	215	224
Newell Rubbermaid Inc. 5.50% 2046	20	23
President & Fellows of Harvard College 3.619% 2037	150	148
Thomson Reuters Corp. 4.30% 2023	75	79
Time Warner Inc. 4.75% 2021	150	161
Toyota Motor Credit Corp. 2.25% 2023	85	82
		2,058
Energy 0.75%
ConocoPhillips 5.95% 2046	20	25
Ecopetrol SA 5.875% 2045	20	17
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	70
Enbridge Inc. 4.25% 2026	20	21
American Funds Insurance Series — Global Balanced Fund — Page 91 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Halliburton Co. 3.80% 2025	$110	$112
Kinder Morgan Energy Partners, LP 3.50% 2021	30	31
Kinder Morgan Energy Partners, LP 5.50% 2044	200	204
Kinder Morgan, Inc. 4.30% 2025	75	77
Pemex Project Funding Master Trust 5.75% 2018	200	207
Petrobras International Finance Co. 5.375% 2021	80	78
Petróleos Mexicanos 4.875% 2022	15	15
Petróleos Mexicanos 6.50% 2041	45	42
Petróleos Mexicanos 5.625% 2046	385	321
Phillips 66 Partners LP 4.68% 2045	5	5
Schlumberger BV 4.00% 2025[3]	80	84
Statoil ASA 3.125% 2017	40	40
Statoil ASA 1.95% 2018	25	25
Statoil ASA 3.15% 2022	160	163
Statoil ASA 3.70% 2024	50	52
Total Capital International 2.875% 2022	150	151
Williams Partners LP 4.50% 2023	100	103
Williams Partners LP 4.30% 2024	50	51
		1,894
Utilities 0.57%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	200	200
American Electric Power Co., Inc. 2.75% 2026	50	47
CMS Energy Corp. 3.60% 2025	150	152
Duke Energy Corp. 3.75% 2024	110	114
Duke Energy Corp. 2.65% 2026	225	210
E.ON International Finance BV 5.80% 2018[3]	25	26
Enersis Américas SA 4.00% 2026	50	48
Exelon Corp. 3.40% 2026	150	147
MidAmerican Energy Holdings Co. 2.00% 2018	100	100
Niagara Mohawk Power Corp. 3.508% 2024[3]	85	87
Pacific Gas and Electric Co. 3.85% 2023	70	74
Pacific Gas and Electric Co. 2.95% 2026	25	25
Pacific Gas and Electric Co. 4.25% 2046	75	76
PacifiCorp. 3.35% 2025	30	30
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	100	102
		1,438
Consumer staples 0.49%
Altria Group, Inc. 2.625% 2020	100	101
Altria Group, Inc. 4.75% 2021	150	163
Altria Group, Inc. 4.25% 2042	150	148
Anheuser-Busch InBev NV 3.30% 2023	35	35
Anheuser-Busch InBev NV 4.90% 2046	35	38
Kraft Foods Inc. 3.50% 2022	100	102
Kroger Co. 3.50% 2026	140	141
Pernod Ricard SA 4.45% 2022[3]	150	159
Philip Morris International Inc. 2.90% 2021	100	101
Philip Morris International Inc. 4.25% 2044	25	25
Reynolds American Inc. 4.00% 2022	25	26
Reynolds American Inc. 4.45% 2025	155	164
Reynolds American Inc. 5.85% 2045	25	30
		1,233
American Funds Insurance Series — Global Balanced Fund — Page 92 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services 0.46%	Principal amount (000)	Value (000)
AT&T Inc. 2.45% 2020	$55	$55
AT&T Inc. 2.80% 2021	180	179
Deutsche Telekom International Finance BV 2.25% 2017[3]	150	150
Deutsche Telekom International Finance BV 6.00% 2017	€75	79
France Télécom 5.375% 2050	£50	88
Orange SA 2.75% 2019	$140	142
Verizon Communications Inc. 2.45% 2022	125	121
Verizon Communications Inc. 4.272% 2036	352	337
		1,151
Real estate 0.43%
American Campus Communities, Inc. 3.35% 2020	15	15
American Campus Communities, Inc. 3.75% 2023	100	101
American Campus Communities, Inc. 4.125% 2024	90	92
Boston Properties, Inc. 3.70% 2018	100	103
Corporate Office Properties LP 3.60% 2023	65	63
Essex Portfolio L.P. 3.50% 2025	65	64
Essex Portfolio L.P. 3.375% 2026	40	39
Kimco Realty Corp. 3.40% 2022	10	10
Kimco Realty Corp. 2.70% 2024	45	43
Prologis, Inc. 3.375% 2024	€100	122
Prologis, Inc. 3.75% 2025	$25	26
WEA Finance LLC 2.70% 2019[3]	200	202
WEA Finance LLC 3.75% 2024[3]	200	202
		1,082
Industrials 0.30%
General Electric Capital Corp. 2.30% 2017	65	65
General Electric Capital Corp. 3.15% 2022	50	51
Lima Metro Line Finance Ltd. 5.875% 2034[3,5]	200	212
Lockheed Martin Corp. 3.10% 2023	10	10
Lockheed Martin Corp. 3.55% 2026	15	15
Red de Carreteras de Occidente 9.00% 2028[5]	MXN2,000	90
Union Pacific Corp. 2.95% 2023	$100	101
United Technologies Corp. 3.10% 2022	215	221
		765
Information technology 0.12%
Microsoft Corp. 2.40% 2026	110	104
Samsung Electronics America, Inc. 1.75% 2017[3]	200	200
		304
Materials 0.04%
Monsanto Co. 4.40% 2044	100	97
Total corporate bonds & notes		15,958
Mortgage-backed obligations 1.95%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,5]	50	51
Fannie Mae 4.00% 2047[5,6]	1,380	1,450
Freddie Mac 3.50% 2046[5]	327	335
Government National Mortgage Assn. 4.50% 2045[5]	295	315
Government National Mortgage Assn. 4.00% 2047[5,6]	170	181
Korea Housing Finance Corp. 2.50% 2020[3,5]	250	248
Korea Housing Finance Corp. 2.00% 2021[3,5]	250	240
American Funds Insurance Series — Global Balanced Fund — Page 93 of 173

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Nykredit Realkredit AS, Series 01E, 2.00% 2037[5]	DKr10,266	$1,482
Nykredit Realkredit AS, Series 01E, 2.50% 2047[5]	930	133
Realkredit Danmark AS, Series 22S, 2.00% 2037[5]	3,404	489
		4,924
Asset-backed obligations 0.13%
Discover Card Execution Note Trust, Series 2015-A1, Class A1, 1.054% 2020[5,7]	$200	201
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,5]	123	122
		323
Total bonds, notes & other debt instruments (cost: $82,976,000)		78,795
Short-term securities 9.11%
BMW U.S. Capital LLC 0.52% due 1/9/2017[3]	6,000	5,999
Federal Home Loan Bank 0.46% due 1/20/2017	2,200	2,199
General Electric Co. 0.60% due 1/3/2017	6,250	6,250
Kaiser Foundation Hospitals 0.75% due 1/5/2017	2,000	2,000
Mizuho Bank, Ltd. 0.70% due 1/30/2017[3]	6,500	6,496
Total short-term securities (cost: $22,946,000)		22,944
Total investment securities 98.87% (cost: $229,955,000)		249,027
Other assets less liabilities 1.13%		2,853
Net assets 100.00%		$251,880
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $16,360,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 12/31/2016 (000)
			Receive (000)	Deliver (000)
Purchases:
British pounds	1/19/2017	UBS AG	£157	$200	$(6)
Euros	1/9/2017	Bank of America, N.A.	€262	$283	(7)
Euros	1/9/2017	Citibank	€355	$384	(10)
Euros	1/10/2017	HSBC Bank	€710	$767	(19)
Euros	1/12/2017	JPMorgan Chase	€134	$143	(2)
Euros	1/19/2017	Citibank	€645	$693	(14)
Japanese yen	1/20/2017	Citibank	¥31,929	$281	(7)
Japanese yen	1/20/2017	JPMorgan Chase	¥39,248	$345	(9)
Japanese yen	1/20/2017	JPMorgan Chase	¥91,872	$800	(13)
Japanese yen	2/16/2017	HSBC Bank	¥22,250	$194	(3)
Japanese yen	2/17/2017	HSBC Bank	¥23,305	$203	(3)
Japanese yen	2/24/2017	HSBC Bank	¥36,272	$309	3
Norwegian kroner	1/13/2017	Bank of America, N.A.	NKr2,828	$335	(7)
Norwegian kroner	1/24/2017	Barclays Bank PLC	NKr2,443	$282	1
Swedish kronor	1/24/2017	Barclays Bank PLC	SKr1,625	$174	5
American Funds Insurance Series — Global Balanced Fund — Page 94 of 173

	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 12/31/2016 (000)
			Receive (000)	Deliver (000)
Swedish kronor	2/9/2017	Bank of America, N.A.	SKr1,270	$139	$1
Swedish kronor	2/17/2017	UBS AG	SKr1,613	$176	1
					$(89)
Sales:
Australian dollars	1/11/2017	Bank of America, N.A.	$369	A$500	$9
Australian dollars	1/25/2017	UBS AG	¥21,402	A$250	3
Australian dollars	1/25/2017	UBS AG	$182	A$250	2
British pounds	1/11/2017	Barclays Bank PLC	$2,122	£1,700	26
British pounds	1/12/2017	HSBC Bank	¥81,162	£565	(1)
Canadian dollars	1/23/2017	Bank of America, N.A.	€359	C$500	6
Canadian dollars	1/23/2017	Bank of America, N.A.	$375	C$500	2
Colombian pesos	1/11/2017	Citibank	$189	COP584,090	(5)
Colombian pesos	1/11/2017	JPMorgan Chase	$192	COP594,700	(6)
Euros	1/6/2017	JPMorgan Chase	$740	€700	3
Euros	1/9/2017	Citibank	SKr3,437	€350	9
Euros	1/13/2017	HSBC Bank	NKr1,123	€125	(1)
Euros	1/19/2017	Citibank	£296	€350	(4)
Euros	1/25/2017	HSBC Bank	$426	€400	4
Euros	1/26/2017	Citibank	SKr2,934	€300	6
Indian rupees	1/11/2017	JPMorgan Chase	$347	INR23,900	(5)
Israeli shekels	1/23/2017	Citibank	$338	ILS1,300	—[8]
Japanese yen	1/6/2017	JPMorgan Chase	$1,203	¥125,000	132
Japanese yen	2/6/2017	Bank of New York Mellon	$247	¥28,000	7
Malaysian ringgits	1/13/2017	JPMorgan Chase	$362	MYR1,600	5
Polish zloty	1/10/2017	JPMorgan Chase	$552	PLN2,307	1
South African rand	1/12/2017	JPMorgan Chase	$91	ZAR1,300	(3)
					$190
Forward currency contracts — net					$101

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $64,919,000, which represented 25.77% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $16,725,000, which represented 6.64% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Coupon rate may change periodically.
[8]	Amount less than one thousand.

American Funds Insurance Series — Global Balanced Fund — Page 95 of 173

Key to abbreviations and symbols
A$ = Australian dollars
ADR = American Depositary Receipts
£ = British pounds
CAD/C$ = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
COP = Colombian pesos
DKr = Danish kroner
€ = Euros
HUF = Hungarian forints
ILS = Israeli shekels
INR = Indian rupees
¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NKr = Norwegian kroner
PHP = Philippine pesos
PLN = Polish zloty
SKr = Swedish kronor
TBA = To-be-announced
THB = Thai baht
ZAR = South African rand
American Funds Insurance Series — Global Balanced Fund — Page 96 of 173

Bond Fund
Investment portfolio
December 31, 2016
Bonds, notes & other debt instruments 92.36% U.S. Treasury bonds & notes 33.22% U.S. Treasury 29.60%	Principal amount (000)	Value (000)
U.S. Treasury 0.75% 2018	$183,025	$181,940
U.S. Treasury 1.50% 2018	45,125	45,413
U.S. Treasury 0.75% 2019	1,995	1,964
U.S. Treasury 0.875% 2019	285	282
U.S. Treasury 1.00% 2019	1,489	1,473
U.S. Treasury 1.50% 2019	43,375	43,616
U.S. Treasury 1.625% 2019	134,475	135,420
U.S. Treasury 1.625% 2019	111,250	112,023
U.S. Treasury 1.625% 2019	79,400	79,797
U.S. Treasury 1.125% 2020	45,725	45,137
U.S. Treasury 1.25% 2020[1]	79,950	79,363
U.S. Treasury 1.25% 2020	44,425	44,071
U.S. Treasury 1.375% 2020	25,250	25,092
U.S. Treasury 2.00% 2020	17,000	17,177
U.S. Treasury 8.75% 2020	40,000	49,959
U.S. Treasury 1.125% 2021	158,965	154,694
U.S. Treasury 1.25% 2021	38,200	37,045
U.S. Treasury 1.375% 2021	140,000	137,243
U.S. Treasury 1.375% 2021	23,060	22,695
U.S. Treasury 1.75% 2021	88,400	87,751
U.S. Treasury 2.00% 2021	14,739	14,730
U.S. Treasury 3.625% 2021	7,500	8,052
U.S. Treasury 1.625% 2022	22,776	22,175
U.S. Treasury 2.00% 2022	222,750	221,322
U.S. Treasury 2.125% 2022	150,000	150,539
U.S. Treasury 1.25% 2023	50,000	47,084
U.S. Treasury 1.375% 2023	75,000	71,083
U.S. Treasury 1.50% 2023	100,000	96,133
U.S. Treasury 1.625% 2023	147,500	142,545
U.S. Treasury 1.625% 2023	70,000	67,731
U.S. Treasury 1.75% 2023	34,800	33,904
U.S. Treasury 2.125% 2023	62,000	61,613
U.S. Treasury 2.25% 2023	40,000	40,039
U.S. Treasury 2.00% 2025	47,650	46,172
U.S. Treasury 2.00% 2025	38,295	37,284
U.S. Treasury 2.125% 2025	85,650	83,997
U.S. Treasury 1.50% 2026	160,000	147,194
U.S. Treasury 2.00% 2026	79,092	76,126
U.S. Treasury 6.125% 2027	25,000	33,524
U.S. Treasury 2.875% 2045	413	396
U.S. Treasury 3.00% 2045	198,625	195,372
U.S. Treasury 2.25% 2046	45,022	37,746
U.S. Treasury 2.50% 2046	97,425	86,324
American Funds Insurance Series — Bond Fund — Page 97 of 173

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2046	$83,275	$73,787
U.S. Treasury 2.875% 2046	131,140	126,267
		3,223,294
U.S. Treasury inflation-protected securities 3.62%
U.S. Treasury Inflation-Protected Security 0.625% 2021[2]	36,464	37,662
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	3,367	3,347
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	52,009	51,777
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	110,926	107,370
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	36,841	41,526
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	6,921	8,638
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	143,198	144,112
		394,432
Total U.S. Treasury bonds & notes		3,617,726
Corporate bonds & notes 31.22% Financials 6.20%
ACE INA Holdings Inc. 2.30% 2020	2,105	2,104
ACE INA Holdings Inc. 2.875% 2022	4,065	4,097
ACE INA Holdings Inc. 3.15% 2025	375	374
ACE INA Holdings Inc. 3.35% 2026	2,965	3,003
ACE INA Holdings Inc. 4.35% 2045	2,925	3,091
Allstate Corp. 4.20% 2046	410	419
Ally Financial Inc. 3.75% 2019	5,000	5,034
Ally Financial Inc. 8.00% 2031	7,500	8,719
American Express Co. 6.15% 2017	2,500	2,574
Assicurazioni Generali SPA 7.75% 2042	€3,100	3,895
Assicurazioni Generali SPA 10.125% 2042	3,800	5,216
Australia & New Zealand Banking Group Ltd. 2.55% 2021	$4,500	4,463
AXA SA 8.60% 2030	2,625	3,616
Banco Santander, SA 2.70% 2019	2,500	2,498
Bank of America Corp. 2.625% 2020	30,650	30,671
Bank of America Corp. 3.875% 2025	10,000	10,173
Bank of America Corp. 3.248% 2027	914	873
Bank of America Corp. junior subordinated 6.25% noncumulative (undated)	175	175
Bank of America Corp., Series L, 2.25% 2020	4,500	4,474
Bank of America Corp., Series AA, 6.10% (undated)	369	371
Bank of America Corp., Series DD, 6.30% (undated)	205	215
Bank of New York Mellon Corp. 2.20% 2023	750	715
BB&T Corp. 2.45% 2020	5,200	5,240
Berkshire Hathaway Finance Corp. 1.30% 2019	865	854
BPCE SA group 2.75% 2021	12,525	12,401
BPCE SA group 5.70% 2023[3]	19,680	20,739
BPCE SA group 5.15% 2024[3]	1,000	1,017
Capital One Financial Corp. 1.85% 2019	1,500	1,483
Charles Schwab Corp, Series E, junior subordinated 4.625% 2049	4,750	4,487
CIT Group Inc., Series C, 5.50% 2019[3]	1,750	1,851
Citigroup Inc. 1.70% 2018	13,375	13,348
Citigroup Inc. 2.15% 2018	6,500	6,523
Citigroup Inc. 2.55% 2019	9,989	10,072
Citigroup Inc. 2.021% 2021[4]	960	964
Citigroup Inc. 2.35% 2021	6,575	6,433
Citigroup Inc. 2.90% 2021	14,000	13,965
American Funds Insurance Series — Bond Fund — Page 98 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup Inc. 3.70% 2026	$7,500	$7,465
Citigroup Inc., Series T, 6.25% (undated)	917	945
Credit Suisse Group AG 3.80% 2023	15,550	15,538
Danske Bank AS 1.65% 2019[3]	18,000	17,735
Danske Bank AS 2.00% 2021[3]	14,200	13,803
Deutsche Bank AG 2.50% 2019	2,900	2,877
Deutsche Bank AG 2.85% 2019	8,700	8,664
Discover Financial Services 10.25% 2019	2,700	3,100
DNB ASA 2.375% 2021[3]	20,300	20,091
Goldman Sachs Group, Inc. 2.00% 2019	4,750	4,732
Goldman Sachs Group, Inc. 2.30% 2019	17,500	17,496
Goldman Sachs Group, Inc. 2.35% 2021	1,000	972
Goldman Sachs Group, Inc. 2.625% 2021	1,500	1,489
Goldman Sachs Group, Inc. 2.875% 2021	23,726	23,839
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,622
Goldman Sachs Group, Inc. 3.75% 2025	638	640
Goldman Sachs Group, Inc. 3.50% 2026	1,530	1,502
Goldman Sachs Group, Inc. 5.30% (undated)	2,450	2,355
Intercontinentalexchange, Inc. 2.50% 2018	1,295	1,313
Intesa Sanpaolo SpA 3.875% 2019	1,485	1,512
Intesa Sanpaolo SpA 5.017% 2024[3]	7,280	6,731
Intesa Sanpaolo SpA 5.71% 2026[3]	3,000	2,864
iStar Financial Inc. 4.875% 2018	1,650	1,654
JPMorgan Chase & Co. 2.25% 2020	7,080	7,062
JPMorgan Chase & Co. 2.55% 2020	5,000	4,995
JPMorgan Chase & Co. 2.295% 2021	1,100	1,079
JPMorgan Chase & Co. 2.55% 2021	23,500	23,417
JPMorgan Chase & Co. 2.70% 2023	17,325	16,946
Leucadia National Corp. 5.50% 2023	520	551
Lloyds Banking Group PLC 3.10% 2021	1,740	1,762
Lloyds Banking Group PLC 4.582% 2025	1,500	1,508
MetLife Global Funding I 2.30% 2019[3]	675	680
MetLife Global Funding I 2.00% 2020[3]	7,785	7,697
MetLife, Inc. 3.60% 2025	3,590	3,649
MetLife Capital Trust IV, junior subordinated 7.875% 2067[3]	1,505	1,822
MetLife Capital Trust X, junior subordinated 9.25% 2068[3]	300	409
Metropolitan Life Global Funding I, 1.75% 2018[3]	1,455	1,456
Metropolitan Life Global Funding I, 3.45% 2026[3]	910	918
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	750	729
Mizuho Financial Group, Inc. 2.632% 2021[3]	1,100	1,088
Morgan Stanley 2.125% 2018	7,500	7,531
Morgan Stanley 2.80% 2020	2,500	2,521
Morgan Stanley 2.50% 2021	44,400	43,924
Morgan Stanley 2.625% 2021	8,700	8,597
Morgan Stanley 3.125% 2026	7,270	6,949
Morgan Stanley 3.875% 2026	7,525	7,605
New York Life Global Funding 2.10% 2019[3]	1,000	1,004
New York Life Global Funding 1.95% 2020[3]	145	144
New York Life Global Funding 1.70% 2021[3]	2,750	2,651
NN Group NV, 4.50% 2049	€8,750	9,228
Nordea Bank AB 2.50% 2020[3]	$7,425	7,429
PNC Bank 1.70% 2018	1,000	998
PNC Bank 2.40% 2019	10,507	10,603
PNC Bank 2.30% 2020	9,000	8,994
American Funds Insurance Series — Bond Fund — Page 99 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
PNC Bank 2.60% 2020	$1,700	$1,714
PNC Bank 2.55% 2021	1,000	1,001
PNC Financial Services Group, Inc. 2.854% 2022	6,050	6,003
PNC Funding Corp. 3.30% 2022	9,000	9,250
QBE Insurance Group Ltd. 2.40% 2018[3]	5,710	5,720
Rabobank Nederland 4.625% 2023	10,210	10,746
Rabobank Nederland 4.375% 2025	3,975	4,081
Royal Bank of Canada 1.50% 2018	2,700	2,696
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[3]	2,450	2,652
Royal Bank of Scotland PLC 4.80% 2026	1,500	1,502
Skandinaviska Enskilda Banken AB 2.625% 2021	23,400	23,418
Standard Chartered PLC 2.10% 2019[3]	500	494
Svenska Handelsbanken AB 1.875% 2021	990	960
Travelers Companies, Inc. 3.75% 2046	400	378
UBS Group AG 2.65% 2022[3]	1,100	1,069
Unum Group 3.00% 2021	520	519
Unum Group 3.875% 2025	870	851
Wells Fargo & Co. 2.55% 2020	5,000	5,005
Wells Fargo & Co. 2.10% 2021	40,200	39,106
Wells Fargo & Co. 3.00% 2026	5,375	5,117
		675,314
Health care 5.93%
Abbott Laboratories 2.35% 2019	9,600	9,613
Abbott Laboratories 2.90% 2021	9,585	9,573
Abbott Laboratories 3.40% 2023	5,120	5,103
Abbott Laboratories 3.75% 2026	18,860	18,758
Abbott Laboratories 4.75% 2036	11,090	11,292
Abbott Laboratories 4.90% 2046	22,180	22,809
AbbVie Inc. 1.80% 2018	5,900	5,906
AbbVie Inc. 2.50% 2020	17,215	17,223
AbbVie Inc. 2.90% 2022	11,365	11,228
AbbVie Inc. 3.20% 2022	11,970	11,980
AbbVie Inc. 2.85% 2023	425	412
AbbVie Inc. 3.60% 2025	4,000	3,964
AbbVie Inc. 3.20% 2026	2,445	2,327
AbbVie Inc. 4.50% 2035	4,810	4,733
AbbVie Inc. 4.30% 2036	240	229
AbbVie Inc. 4.45% 2046	2,525	2,423
Aetna Inc. 1.50% 2017	3,755	3,753
Aetna Inc. 1.70% 2018	3,525	3,522
Aetna Inc. 1.90% 2019	3,945	3,937
Aetna Inc. 2.40% 2021	21,280	21,187
Aetna Inc. 2.80% 2023	2,500	2,463
Aetna Inc. 3.20% 2026	17,760	17,579
Aetna Inc. 4.25% 2036	3,000	3,013
Aetna Inc. 4.375% 2046	3,375	3,396
Allergan PLC 2.35% 2018	7,500	7,545
Allergan PLC 3.00% 2020	8,275	8,392
Allergan PLC 3.45% 2022	12,185	12,370
Allergan PLC 3.80% 2025	25,727	25,769
Allergan PLC 4.55% 2035	9,860	9,774
Allergan PLC 4.75% 2045	3,940	3,876
Amgen Inc. 4.40% 2045	14,245	13,698
American Funds Insurance Series — Bond Fund — Page 100 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
AstraZeneca PLC 3.375% 2025	$4,130	$4,100
Baxalta Inc. 5.25% 2045	100	107
Bayer AG 2.375% 2019[3]	5,155	5,164
Bayer AG 3.375% 2024[3]	4,270	4,248
Becton, Dickinson and Co. 1.80% 2017	3,439	3,447
Becton, Dickinson and Co. 2.675% 2019	2,287	2,321
Becton, Dickinson and Co. 3.734% 2024	903	924
Becton, Dickinson and Co. 4.685% 2044	3,495	3,635
Boston Scientific Corp. 2.85% 2020	470	477
Boston Scientific Corp. 6.00% 2020	3,675	4,039
Boston Scientific Corp. 3.375% 2022	700	712
Boston Scientific Corp. 3.85% 2025	500	501
Cardinal Health, Inc. 1.90% 2017	4,710	4,723
Cardinal Health, Inc. 1.70% 2018	1,400	1,399
Celgene Corp. 5.00% 2045	15,350	15,991
Centene Corp. 5.625% 2021	1,780	1,876
Centene Corp. 4.75% 2022	425	431
Centene Corp. 6.125% 2024	375	396
Centene Corp. 4.75% 2025	575	563
Concordia Healthcare Corp. 9.50% 2022[3]	710	256
DJO Finco Inc. 8.125% 2021[3]	835	729
EMD Finance LLC 2.40% 2020[3]	15,295	15,206
EMD Finance LLC 2.95% 2022[3]	4,200	4,183
EMD Finance LLC 3.25% 2025[3]	25,160	24,607
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[3]	1,545	1,363
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[3]	685	613
Express Scripts Inc. 4.80% 2046	1,000	959
Gilead Sciences, Inc. 1.95% 2022	500	484
Gilead Sciences, Inc. 4.60% 2035	2,910	3,019
Gilead Sciences, Inc. 4.15% 2047	3,670	3,487
HCA Inc. 6.50% 2020	1,550	1,700
HCA Inc. 5.875% 2022	2,000	2,160
HCA Inc. 5.25% 2025	500	523
HCA Inc. 5.25% 2026	700	725
Hologic, Inc. 5.25% 2022[3]	230	243
Humana Inc. 3.85% 2024	7,500	7,681
Humana Inc. 4.95% 2044	8,495	8,946
inVentiv Health, Inc. 7.50% 2024[3]	350	368
inVentiv Health, Inc., Term Loan B, 4.75% 2023[4,5,6]	600	602
Kinetic Concepts, Inc. 9.625% 2021[3]	2,300	2,444
Kinetic Concepts, Inc. 12.50% 2021[3]	2,295	2,415
Laboratory Corporation of America Holdings 3.60% 2025	4,465	4,448
Laboratory Corporation of America Holdings 4.70% 2045	14,360	14,212
Mallinckrodt PLC 5.625% 2023[3]	850	797
MEDNAX, Inc. 5.25% 2023[3]	130	134
Medtronic, Inc. 4.625% 2045	7,915	8,563
Molina Healthcare, Inc. 5.375% 2022	1,165	1,188
Mylan Laboratories Inc. 2.50% 2019[3]	3,500	3,482
Mylan Laboratories Inc. 3.15% 2021[3]	2,090	2,051
Pfizer Inc. 7.20% 2039	100	145
Quintiles Transnational Corp. 4.875% 2023[3]	400	408
Roche Holdings, Inc. 2.875% 2021[3]	6,500	6,610
Roche Holdings, Inc. 1.75% 2022[3]	17,085	16,414
Roche Holdings, Inc. 2.375% 2027[3]	500	468
American Funds Insurance Series — Bond Fund — Page 101 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Shire PLC 1.90% 2019	$25,600	$25,280
Shire PLC 2.40% 2021	21,740	21,004
Shire PLC 2.875% 2023	1,160	1,103
Shire PLC 3.20% 2026	17,350	16,224
Tenet Healthcare Corp. 6.75% 2023	905	799
Tenet Healthcare Corp., First Lien, 6.25% 2018	500	530
Tenet Healthcare Corp., First Lien, 4.75% 2020	10,000	10,100
Tenet Healthcare Corp., First Lien, 6.00% 2020	1,340	1,400
Tenet Healthcare Corp., First Lien, 4.50% 2021	625	625
Teva Pharmaceutical Finance Company BV 1.40% 2018	3,655	3,626
Teva Pharmaceutical Finance Company BV 1.70% 2019	3,730	3,665
Teva Pharmaceutical Finance Company BV 2.20% 2021	4,645	4,445
Teva Pharmaceutical Finance Company BV 2.80% 2023	4,855	4,597
Teva Pharmaceutical Finance Company BV 3.15% 2026	13,175	12,153
Teva Pharmaceutical Finance Company BV 4.10% 2046	3,955	3,396
Thermo Fisher Scientific Inc. 2.40% 2019	4,050	4,081
UnitedHealth Group Inc. 1.40% 2017	3,020	3,025
UnitedHealth Group Inc. 1.90% 2018	6,820	6,851
UnitedHealth Group Inc. 2.70% 2020	6,035	6,124
UnitedHealth Group Inc. 3.35% 2022	4,585	4,722
UnitedHealth Group Inc. 3.75% 2025	5,610	5,806
UnitedHealth Group Inc. 3.10% 2026	1,745	1,721
UnitedHealth Group Inc. 3.45% 2027	1,185	1,204
UnitedHealth Group Inc. 4.625% 2035	3,435	3,746
UnitedHealth Group Inc. 4.20% 2047	250	252
VPI Escrow Corp. 6.75% 2018[3]	3,000	2,858
VPI Escrow Corp. 6.375% 2020[3]	835	721
VRX Escrow Corp. 5.375% 2020[3]	1,735	1,475
VRX Escrow Corp. 5.875% 2023[3]	810	616
VRX Escrow Corp. 6.125% 2025[3]	555	419
WellPoint, Inc. 2.30% 2018	7,440	7,490
WellPoint, Inc. 2.25% 2019	1,250	1,248
Zimmer Holdings, Inc. 3.15% 2022	9,145	9,122
Zimmer Holdings, Inc. 3.55% 2025	1,000	974
		645,936
Energy 4.54%
American Energy (Marcellus), Term Loan A, 8.50% 2021[4,5,6]	1,875	234
American Energy (Marcellus), Term Loan B, 5.25% 2020[4,5,6]	550	305
American Energy (Permian Basin) 7.375% 2021[3]	725	618
Anadarko Petroleum Corp. 4.85% 2021	4,810	5,158
Anadarko Petroleum Corp. 5.55% 2026	1,730	1,937
Anadarko Petroleum Corp. 6.20% 2040	1,000	1,147
Anadarko Petroleum Corp. 6.60% 2046	5,510	6,808
Boardwalk Pipeline Partners, LP 3.375% 2023	2,000	1,905
Boardwalk Pipeline Partners, LP 4.95% 2024	1,290	1,325
Canadian Natural Resources Ltd. 3.80% 2024	280	279
Cenovus Energy Inc. 3.80% 2023	1,120	1,094
Cheniere Energy, Inc. 7.00% 2024[3]	820	892
Cheniere Energy, Inc. 5.875% 2025[3]	1,600	1,638
Chesapeake Energy Corp. 4.13% 2019[4]	500	505
Chesapeake Energy Corp. 8.00% 2022[3]	500	542
Chevron Corp. 2.10% 2021	2,510	2,488
Chevron Corp. 2.355% 2022	5,000	4,905
American Funds Insurance Series — Bond Fund — Page 102 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Chevron Corp. 2.566% 2023	$900	$887
Chevron Corp. 2.954% 2026	600	590
Columbia Pipeline Partners LP 2.45% 2018	6,700	6,734
Columbia Pipeline Partners LP 3.30% 2020	975	993
Columbia Pipeline Partners LP 4.50% 2025	1,215	1,277
Columbia Pipeline Partners LP 5.80% 2045	1,910	2,201
Concho Resources Inc. 5.50% 2023	400	417
Concho Resources Inc. 4.375% 2025	250	251
ConocoPhillips 4.20% 2021	1,095	1,163
ConocoPhillips 4.95% 2026	8,395	9,273
ConocoPhillips 5.95% 2046	625	775
DCP Midstream Operating LP 4.95% 2022	500	515
Devon Energy Corp. 3.25% 2022	2,200	2,186
Devon Energy Corp. 5.85% 2025	2,000	2,273
Devon Energy Corp. 5.00% 2045	2,500	2,460
Diamond Offshore Drilling, Inc. 4.875% 2043	3,375	2,414
Ecopetrol SA 5.875% 2023	1,430	1,517
Ecopetrol SA 5.375% 2026	1,555	1,551
Ecopetrol SA 5.875% 2045	235	204
Enbridge Energy Partners, LP 9.875% 2019	10,500	11,935
Enbridge Energy Partners, LP 4.375% 2020	8,905	9,298
Enbridge Energy Partners, LP 5.20% 2020	5,655	6,023
Enbridge Energy Partners, LP 4.20% 2021	9,025	9,394
Enbridge Energy Partners, LP 5.875% 2025	13,855	15,454
Enbridge Energy Partners, LP 7.375% 2045	24,060	29,893
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	8,357
Enbridge Inc. 4.00% 2023	7,310	7,424
Enbridge Inc. 4.25% 2026	790	809
Enbridge Inc. 4.50% 2044	5,250	4,890
Enbridge Inc. 5.50% 2046	1,675	1,804
Energy Transfer Partners, LP 4.15% 2020	1,000	1,036
Energy Transfer Partners, LP 4.75% 2026	1,150	1,189
Energy Transfer Partners, LP 6.125% 2045	12,405	13,221
EnLink Midstream Partners, LP 2.70% 2019	1,850	1,852
EnLink Midstream Partners, LP 4.40% 2024	365	363
EnLink Midstream Partners, LP 4.15% 2025	280	272
EnLink Midstream Partners, LP 5.05% 2045	1,015	922
Ensco PLC 5.20% 2025	1,810	1,572
Ensco PLC 5.75% 2044	285	208
Enterprise Products Operating LLC 3.70% 2026	2,025	2,033
Enterprise Products Operating LLC 3.95% 2027	1,000	1,025
Enterprise Products Operating LLC 4.85% 2044	2,150	2,175
Enterprise Products Operating LLC 4.90% 2046	1,000	1,029
Exxon Mobil Corp. 1.708% 2019	7,000	7,016
Exxon Mobil Corp. 2.222% 2021	5,360	5,362
Exxon Mobil Corp. 3.043% 2026	4,825	4,817
Exxon Mobil Corp. 4.114% 2046	1,000	1,025
Halliburton Co. 3.80% 2025	5,555	5,646
Halliburton Co. 5.00% 2045	845	918
Husky Energy Inc. 7.25% 2019	3,390	3,855
Kinder Morgan Energy Partners, LP 6.85% 2020	7,650	8,529
Kinder Morgan Energy Partners, LP 6.50% 2037	900	988
Kinder Morgan Energy Partners, LP 5.40% 2044	5,270	5,262
Kinder Morgan Energy Partners, LP 5.50% 2044	925	945
American Funds Insurance Series — Bond Fund — Page 103 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan Finance Co. 5.05% 2046	$500	$496
Kinder Morgan, Inc. 4.30% 2025	11,130	11,464
Kinder Morgan, Inc. 5.30% 2034	760	772
Kinder Morgan, Inc. 5.55% 2045	8,400	8,851
NGL Energy Partners LP 6.875% 2021	1,000	1,027
NGPL PipeCo LLC 7.119% 2017[3]	3,025	3,169
NGPL PipeCo LLC 9.625% 2019[3]	3,350	3,526
Noble Corp. PLC 5.25% 2018	430	429
Noble Corp. PLC 7.20% 2025	1,995	1,880
Noble Corp. PLC 8.20% 2045	1,760	1,474
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,6]	3,575	1,636
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[3,6]	2,402	660
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[3,6]	192	57
Parsley Energy, Inc. 6.25% 2024[3]	150	159
PDC Energy Inc. 7.75% 2022	1,775	1,899
Petrobras Global Finance Co. 8.375% 2021	385	416
Petrobras Global Finance Co. 4.375% 2023	1,200	1,051
Petrobras Global Finance Co. 6.85% 2115	335	273
Petrobras International Finance Co. 5.375% 2021	4,060	3,981
Petróleos Mexicanos 5.50% 2021	3,100	3,193
Petróleos Mexicanos 6.375% 2021[3]	420	448
Petróleos Mexicanos 5.375% 2022[3]	1,215	1,246
Petróleos Mexicanos 3.50% 2023	1,400	1,289
Petróleos Mexicanos 4.625% 2023[3]	1,100	1,073
Petróleos Mexicanos 6.875% 2026	1,500	1,586
Petróleos Mexicanos 6.875% 2026[3]	580	613
Petróleos Mexicanos 7.47% 2026	MXN295,000	11,745
Petróleos Mexicanos 6.50% 2027[3]	$6,715	6,935
Petróleos Mexicanos 5.50% 2044	480	402
Petróleos Mexicanos 5.625% 2046	330	275
Petróleos Mexicanos 6.75% 2047[3]	3,246	3,075
Phillips 66 Partners LP 3.55% 2026	1,250	1,210
Phillips 66 Partners LP 4.68% 2045	125	116
Phillips 66 Partners LP 4.90% 2046	513	494
Pioneer Natural Resources Co. 3.45% 2021	185	189
Plains All American Pipeline, LP 4.50% 2026	1,250	1,269
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,6]	826	793
Range Resources Corp. 4.875% 2025	2,075	2,021
Ras Laffan Liquefied Natural Gas II 5.298% 2020[6]	468	494
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	1,875	1,936
Rice Energy Inc. 6.25% 2022	1,075	1,110
Rice Energy Inc. 7.25% 2023	150	160
Royal Dutch Shell PLC 1.375% 2019	23,000	22,676
Royal Dutch Shell PLC 1.75% 2021	20,245	19,668
Royal Dutch Shell PLC 2.50% 2026	190	178
Royal Dutch Shell PLC 3.75% 2046	15,610	14,370
Sabine Pass Liquefaction, LLC 5.625% 2021	1,100	1,182
Sabine Pass Liquefaction, LLC 5.625% 2023	1,000	1,067
Sabine Pass Liquefaction, LLC 5.625% 2025	1,000	1,074
Sabine Pass Liquefaction, LLC 5.875% 2026[3]	1,000	1,081
Sabine Pass Liquefaction, LLC 5.00% 2027[3]	125	127
Schlumberger BV 3.00% 2020[3]	915	934
Schlumberger BV 3.625% 2022[3]	522	541
Schlumberger BV 4.00% 2025[3]	9,185	9,623
American Funds Insurance Series — Bond Fund — Page 104 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Seven Generations Energy Ltd. 6.75% 2023[3]	$175	$187
Shell International Finance BV 2.875% 2026	1,190	1,150
SM Energy Co. 5.625% 2025	425	412
SM Energy Co. 6.75% 2026	75	78
Southwestern Energy Co. 4.05% 2020	1,000	1,035
Southwestern Energy Co. 6.70% 2025	6,705	6,889
Spectra Energy Partners, LP 2.95% 2018	1,615	1,641
Spectra Energy Partners, LP 3.375% 2026	400	383
Spectra Energy Partners, LP 4.50% 2045	65	62
Sunoco LP 6.25% 2021	775	791
Targa Resources Corp. 4.125% 2019	600	610
Targa Resources Corp. 5.125% 2025[3]	300	299
Targa Resources Partners LP 5.375% 2027[3]	300	299
TC PipeLines, LP 4.375% 2025	1,700	1,715
Tesoro Corp. 4.75% 2023[3]	3,825	3,851
Tesoro Corp. 5.125% 2026[3]	13,875	14,059
Tesoro Logistics LP 6.125% 2021	200	211
Tesoro Logistics LP 6.375% 2024	180	194
Tesoro Logistics LP 5.25% 2025	1,125	1,153
Total Capital Canada Ltd. 2.75% 2023	2,140	2,117
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	600	608
Transocean Inc. 8.125% 2021	1,410	1,417
Transocean Inc. 5.55% 2022	2,195	1,937
Transocean Inc. 9.00% 2023[3]	5,000	5,150
Valero Energy Partners LP 4.375% 2026	1,515	1,536
Weatherford International PLC 7.75% 2021	300	304
Weatherford International PLC 9.875% 2024[3]	375	401
Western Gas Partners LP 2.60% 2018	280	281
Western Gas Partners LP 3.95% 2025	665	656
Western Gas Partners LP 4.65% 2026	310	321
Western Gas Partners LP 5.45% 2044	1,350	1,393
Williams Partners LP 5.25% 2020	3,000	3,206
Williams Partners LP 3.60% 2022	5,065	5,093
Williams Partners LP 4.50% 2023	500	514
Williams Partners LP 4.30% 2024	9,820	9,920
Williams Partners LP 4.00% 2025	7,750	7,667
Williams Partners LP 5.40% 2044	555	539
Williams Partners LP 4.90% 2045	455	421
Williams Partners LP 5.10% 2045	13,430	12,788
		494,703
Consumer discretionary 3.61%
21st Century Fox America, Inc. 4.95% 2045	1,885	1,941
21st Century Fox America, Inc. 4.75% 2046[3]	1,400	1,407
AMC Entertainment Inc., Term Loan B, 3.51% 2023[4,5,6]	2,000	2,022
American Honda Finance Corp. 1.70% 2021	1,000	965
American Honda Finance Corp. 2.30% 2026	3,175	2,963
Bayerische Motoren Werke AG 1.45% 2019[3]	26,135	25,826
Bayerische Motoren Werke AG 1.85% 2021[3]	18,400	17,762
Bayerische Motoren Werke AG 2.00% 2021[3]	500	491
Bayerische Motoren Werke AG 2.25% 2023[3]	2,000	1,916
Boyd Gaming Corp. 6.875% 2023	2,525	2,724
Cablevision Systems Corp. 5.50% 2027[3]	450	457
CBS Corp. 3.50% 2025	150	149
American Funds Insurance Series — Bond Fund — Page 105 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
CBS Outdoor Americas Inc. 5.625% 2024	$400	$418
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	6,805	6,943
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	4,360	4,557
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	750	791
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2025[3]	2,000	2,065
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[3]	2,175	2,224
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	2,850	2,957
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	1,500	1,737
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	700	702
Comcast Corp. 2.35% 2027	2,400	2,218
Cumulus Media Holdings Inc. 7.75% 2019	1,715	711
Cumulus Media Inc., Term Loan B, 4.25% 2020[4,5,6]	1,697	1,117
DaimlerChrysler North America Holding Corp. 1.746% 2018[3,4]	7,500	7,548
DaimlerChrysler North America Holding Corp. 1.50% 2019[3]	1,000	984
DaimlerChrysler North America Holding Corp. 2.20% 2021[3]	1,500	1,465
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	21,000	21,124
DaimlerChrysler North America Holding Corp. 3.25% 2024[3]	755	751
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	5,500	5,445
Dollar General Corp. 4.125% 2017	622	631
Dollar General Corp. 1.875% 2018	1,211	1,213
Dollar Tree Inc. 5.75% 2023	1,225	1,303
Duke University 3.299% 2046[6]	135	122
Ford Motor Co. 4.346% 2026	1,000	1,011
Ford Motor Co. 5.291% 2046	2,550	2,588
Ford Motor Credit Co. 2.375% 2019	18,650	18,642
Ford Motor Credit Co. 2.597% 2019	9,410	9,398
Ford Motor Credit Co. 3.157% 2020	2,000	2,015
Ford Motor Credit Co. 3.336% 2021	300	302
Ford Motor Credit Co. 3.219% 2022	7,315	7,234
Ford Motor Credit Co. 3.096% 2023	500	483
Ford Motor Credit Co. 4.134% 2025	20,000	20,066
Gannett Co., Inc. 5.125% 2019	1,130	1,161
Gannett Co., Inc. 4.875% 2021[3]	290	296
General Motors Financial Co. 2.40% 2019	17,990	17,945
General Motors Financial Co. 3.70% 2020	15,895	16,171
General Motors Financial Co. 3.20% 2021	500	496
General Motors Financial Co. 4.20% 2021	1,500	1,544
General Motors Financial Co. 4.375% 2021	1,100	1,141
General Motors Financial Co. 3.70% 2023	2,500	2,461
General Motors Financial Co. 4.00% 2026	445	428
Hilton Worldwide Holdings Inc. 4.25% 2024[3]	3,750	3,656
Home Depot, Inc. 4.40% 2021	7,500	8,130
Home Depot, Inc. 3.35% 2025	3,945	4,046
Home Depot, Inc. 4.25% 2046	195	205
Hyundai Capital America 2.00% 2019[3]	365	362
Hyundai Capital America 2.60% 2020[3]	325	323
Hyundai Capital Services Inc. 1.625% 2019[3]	1,600	1,575
Limited Brands, Inc. 6.625% 2021	1,224	1,380
McDonald’s Corp. 4.70% 2035	5,935	6,289
McDonald’s Corp. 4.875% 2045	8,205	8,806
McGraw-Hill Global Education Holdings, LLC, Term Loan B, 5.00% 2022[4,5,6]	811	813
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	1,000	1,055
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	975	1,008
MGM Resorts International 7.75% 2022	2,000	2,305
American Funds Insurance Series — Bond Fund — Page 106 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
NBC Universal Enterprise, Inc. 5.25% 2049[3]	$2,375	$2,500
NBCUniversal Media, LLC 5.15% 2020	10,000	10,933
Needle Merger Sub Corp. 8.125% 2019[3]	1,387	1,383
Neiman Marcus Group LTD Inc. 8.75% 2021[3,7]	1,160	826
Neiman Marcus, Term Loan B, 4.25% 2020[4,5,6]	3,672	3,213
Newell Rubbermaid Inc. 3.85% 2023	2,740	2,843
Newell Rubbermaid Inc. 4.20% 2026	4,465	4,659
Newell Rubbermaid Inc. 5.50% 2046	8,875	10,193
News America Inc. 4.00% 2023	1,100	1,137
NIKE, Inc. 2.375% 2026	1,500	1,415
NIKE, Inc. 3.875% 2045	7,145	7,046
NIKE, Inc. 3.375% 2046	1,200	1,084
Nissan Motor Co., Ltd. 1.55% 2019[3]	10,580	10,420
PETCO Animal Supplies, Inc., Term Loan B-1, 5.00% 2023[4,5,6]	223	225
PETsMART, Inc. 7.125% 2023[3]	1,425	1,457
Playa Resorts Holding BV 8.00% 2020[3]	2,475	2,593
President & Fellows of Harvard College 3.15% 2046	300	269
RCI Banque 3.50% 2018[3]	8,280	8,430
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	300	313
Schaeffler Verwaltungs 4.75% 2026[3,7]	540	522
Seminole Tribe of Florida 7.804% 2020[3,6]	535	535
Tenneco Inc. 5.00% 2026	300	295
Thomson Reuters Corp. 1.30% 2017	285	285
Thomson Reuters Corp. 1.65% 2017	5,445	5,452
Thomson Reuters Corp. 4.30% 2023	240	251
Time Warner Cable Inc. 4.50% 2042	500	454
Time Warner Inc. 3.80% 2027	5,445	5,408
Time Warner Inc. 6.20% 2040	5,450	6,301
Toyota Motor Credit Corp. 2.125% 2019	500	502
Toyota Motor Credit Corp. 2.25% 2023	1,130	1,089
Univision Communications Inc. 5.125% 2025[3]	555	533
Volkswagen Group of America Finance, LLC 1.25% 2017[3]	4,445	4,438
Volkswagen Group of America Finance, LLC 1.65% 2018[3]	3,500	3,482
Volkswagen Group of America Finance, LLC 2.45% 2019[3]	520	519
Volkswagen Group of America Finance, LLC 2.40% 2020[3]	4,555	4,508
Volkswagen International Finance NV 4.00% 2020[3]	4,200	4,368
Walt Disney Co. 5.50% 2019	5,000	5,401
Warner Music Group 5.625% 2022[3]	900	935
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	825	847
Wynn Macau, Ltd. 5.25% 2021[3]	3,100	3,139
YUM! Brands, Inc. 5.00% 2024[3]	670	686
YUM! Brands, Inc. 5.25% 2026[3]	335	341
ZF Friedrichshafen AG 4.50% 2022[3]	1,350	1,397
ZF Friedrichshafen AG 4.75% 2025[3]	1,200	1,225
		392,836
Utilities 3.06%
AES Corp. 8.00% 2020	500	584
AES Corp. 7.375% 2021	1,475	1,650
AES Corp. 6.00% 2026	250	255
American Electric Power Co., Inc. 1.65% 2017	2,870	2,871
American Electric Power Co., Inc. 2.75% 2026	2,510	2,370
Berkshire Hathaway Energy Co. 4.50% 2045	6,095	6,336
Boston Gas Co. 4.487% 2042[3]	470	481
American Funds Insurance Series — Bond Fund — Page 107 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Calpine Corp. 5.375% 2023	$410	$403
Calpine Corp. 7.875% 2023[3]	607	635
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	8,402
CMS Energy Corp. 8.75% 2019	6,984	8,066
CMS Energy Corp. 5.05% 2022	16,788	18,394
CMS Energy Corp. 3.875% 2024	2,595	2,700
CMS Energy Corp. 3.00% 2026	705	679
CMS Energy Corp. 2.95% 2027	1,295	1,230
Comision Federal de Electricidad 4.875% 2024[3]	600	599
Comision Federal de Electricidad 4.75% 2027[3]	700	674
Consumers Energy Co. 3.25% 2046	4,050	3,577
Dominion Resources, Inc. 1.875% 2018[3]	6,450	6,441
Dominion Resources, Inc. 1.60% 2019	1,140	1,123
Dominion Resources, Inc. 2.962% 2019	500	506
Duke Energy Corp. 1.80% 2021	640	617
Duke Energy Corp. 3.75% 2024	4,026	4,153
Duke Energy Corp. 2.65% 2026	5,440	5,080
Duke Energy Corp. 3.75% 2046	1,525	1,376
Duke Energy Florida, LLC 3.40% 2046	6,745	6,015
Dynegy Finance Inc. 6.75% 2019	380	389
Dynegy Finance Inc. 7.375% 2022	825	792
Dynegy Finance Inc. 7.625% 2024	130	121
EDP Finance BV 4.90% 2019[3]	10,000	10,499
Electricité de France SA 2.15% 2019[3]	145	145
Emera Inc. 6.75% 2076	1,150	1,236
Emera US Finance LP 2.15% 2019[3]	1,225	1,223
Emera US Finance LP 2.70% 2021[3]	2,290	2,267
Emera US Finance LP 3.55% 2026[3]	2,795	2,749
Emera US Finance LP 4.75% 2046[3]	500	505
Enel Società per Azioni 8.75% 2073[3]	1,000	1,135
Entergy Corp. 2.40% 2026	2,625	2,449
Entergy Corp. 2.95% 2026	2,874	2,690
Eversource Energy 3.35% 2026	400	396
Exelon Corp. 2.45% 2021	105	104
Exelon Corp. 3.40% 2026	2,220	2,179
FirstEnergy Corp. 7.375% 2031	9,120	11,762
FirstEnergy Corp., Series B, 4.25% 2023	5,055	5,228
Fortis Inc 3.055% 2026[3]	1,500	1,404
Iberdrola Finance Ireland 5.00% 2019[3]	1,825	1,948
MidAmerican Energy Holdings Co. 5.75% 2018	7,740	8,132
MidAmerican Energy Holdings Co. 3.75% 2023	5,890	6,162
Mississippi Power Co. 4.25% 2042	5,350	4,637
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	15,858
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	5,500	6,114
Niagara Mohawk Power Corp. 3.508% 2024[3]	7,875	8,020
Niagara Mohawk Power Corp. 4.278% 2034[3]	1,000	1,018
NRG Energy, Inc. 7.25% 2026[3]	775	775
NRG Energy, Inc. 6.625% 2027[3]	200	190
NV Energy, Inc 6.25% 2020	2,950	3,346
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,410
Pacific Gas and Electric Co. 3.25% 2023	5,815	5,934
Pacific Gas and Electric Co. 3.40% 2024	850	869
Pacific Gas and Electric Co. 4.75% 2044	336	369
Pacific Gas and Electric Co. 4.30% 2045	834	855
American Funds Insurance Series — Bond Fund — Page 108 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 4.00% 2046	$4,000	$3,953
PG&E Corp. 2.40% 2019	3,810	3,826
Progress Energy, Inc. 7.05% 2019	3,180	3,516
Progress Energy, Inc. 7.00% 2031	1,000	1,297
Progress Energy, Inc. 7.75% 2031	1,920	2,644
Public Service Co. of Colorado 5.80% 2018	7,860	8,356
Public Service Co. of Colorado 2.25% 2022	23	23
Public Service Enterprise Group Inc. 2.00% 2021	3,461	3,352
Puget Energy, Inc. 6.50% 2020	5,896	6,648
Puget Energy, Inc. 6.00% 2021	8,286	9,281
Puget Energy, Inc. 5.625% 2022	8,104	8,975
Puget Energy, Inc. 3.65% 2025	3,000	2,958
Sierra Pacific Power Co. 2.60% 2026	980	937
Southern Co. 2.15% 2019	10,675	10,678
Southern Co. 4.40% 2046	1,500	1,487
Southern Co. 5.50% 2057	1,910	1,931
Talen Energy Corp. 4.625% 2019[3]	800	762
Tampa Electric Co. 2.60% 2022	4,550	4,477
Teco Finance, Inc. 5.15% 2020	3,871	4,111
Virginia Electric and Power Co. 1.20% 2018	2,700	2,689
Virginia Electric and Power Co. 2.95% 2022	318	322
Virginia Electric and Power Co. 2.95% 2026	570	554
Virginia Electric and Power Co. 3.15% 2026	1,584	1,573
Virginia Electric and Power Co. 4.45% 2044	8,295	8,726
Xcel Energy Inc. 4.70% 2020	12,750	13,561
Xcel Energy Inc. 2.40% 2021	11,800	11,736
Xcel Energy Inc. 2.60% 2022	485	483
Xcel Energy Inc. 3.30% 2025	5,850	5,855
Xcel Energy Inc. 3.35% 2026	4,685	4,692
		333,530
Consumer staples 2.63%
Altria Group, Inc. 2.85% 2022	5,000	5,007
Altria Group, Inc. 2.625% 2026	685	649
Altria Group, Inc. 4.50% 2043	3,000	3,055
Altria Group, Inc. 5.375% 2044	6,850	7,928
Altria Group, Inc. 3.875% 2046	2,235	2,067
Anheuser-Busch InBev NV 2.65% 2021	5,775	5,807
Anheuser-Busch InBev NV 3.30% 2023	11,570	11,779
Anheuser-Busch InBev NV 3.65% 2026	7,275	7,388
British American Tobacco International Finance PLC 2.75% 2020[3]	5,550	5,579
British American Tobacco International Finance PLC 3.50% 2022[3]	4,020	4,119
British American Tobacco International Finance PLC 3.95% 2025[3]	5,550	5,746
Coca-Cola Co. 2.25% 2026	1,500	1,412
CVS Health Corp. 1.90% 2018	4,550	4,568
CVS Health Corp. 2.80% 2020	4,550	4,620
CVS Health Corp. 2.125% 2021	11,310	11,124
CVS Health Corp. 3.50% 2022	4,550	4,676
Danone SA 2.947% 2026[3]	1,000	953
Imperial Tobacco Finance PLC 2.05% 2018[3]	3,360	3,364
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,835	2,860
Kraft Heinz Co. 3.00% 2026	13,200	12,399
Kraft Heinz Co. 4.375% 2046	3,885	3,663
Kroger Co. 2.00% 2019	4,005	4,015
American Funds Insurance Series — Bond Fund — Page 109 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Kroger Co. 2.60% 2021	$9,500	$9,482
Kroger Co. 3.50% 2026	2,020	2,030
Kroger Co. 5.15% 2043	2,950	3,186
Molson Coors Brewing Co. 1.45% 2019	360	355
Molson Coors Brewing Co. 2.10% 2021	2,680	2,611
Molson Coors Brewing Co. 3.00% 2026	6,205	5,869
Molson Coors Brewing Co. 4.20% 2046	5,240	4,895
Mondelez International, Inc. 1.625% 2019[3]	18,600	18,237
PepsiCo, Inc. 3.45% 2046	1,500	1,367
Pernod Ricard SA 4.45% 2022[3]	17,870	18,963
Philip Morris International Inc. 4.25% 2044	10,840	10,708
Procter & Gamble Co. 2.45% 2026	1,000	958
Reynolds American Inc. 2.30% 2018	1,790	1,802
Reynolds American Inc. 3.25% 2020	4,960	5,084
Reynolds American Inc. 3.25% 2022	2,250	2,243
Reynolds American Inc. 4.00% 2022	4,330	4,530
Reynolds American Inc. 4.85% 2023	6,430	6,986
Reynolds American Inc. 4.45% 2025	15,670	16,552
Reynolds American Inc. 5.70% 2035	1,520	1,748
Reynolds American Inc. 6.15% 2043	3,800	4,593
Reynolds American Inc. 5.85% 2045	13,810	16,383
Walgreens Boots Alliance, Inc. 1.75% 2018	10,900	10,913
Walgreens Boots Alliance, Inc. 2.60% 2021	3,890	3,866
Walgreens Boots Alliance, Inc. 3.10% 2023	7,055	7,011
WM. Wrigley Jr. Co 3.375% 2020[3]	12,905	13,267
		286,417
Telecommunication services 1.74%
Altice Financing SA 6.625% 2023[3]	1,650	1,699
AT&T Inc. 1.40% 2017	3,615	3,608
AT&T Inc. 3.00% 2022	12,375	12,150
AT&T Inc. 4.125% 2026	11,800	11,954
AT&T Inc. 4.80% 2044	1,235	1,169
AT&T Inc. 4.35% 2045	3,030	2,705
AT&T Inc. 4.75% 2046	13,152	12,485
AT&T Inc. 4.50% 2048	330	299
CenturyLink, Inc. 7.50% 2024	1,500	1,579
CenturyLink, Inc., Series T, 5.80% 2022	3,500	3,590
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	1,725	1,781
Deutsche Telekom International Finance BV 1.50% 2019[3]	16,100	15,844
Deutsche Telekom International Finance BV 1.95% 2021[3]	16,100	15,516
Deutsche Telekom International Finance BV 9.25% 2032	5,878	9,078
Digicel Group Ltd. 8.25% 2020[3]	1,800	1,553
France Télécom 9.00% 2031	1,580	2,377
Frontier Communications Corp. 8.875% 2020	300	321
Frontier Communications Corp. 9.25% 2021	2,100	2,213
Frontier Communications Corp. 8.75% 2022	425	423
Frontier Communications Corp. 10.50% 2022	2,100	2,216
Frontier Communications Corp. 11.00% 2025	694	719
Ligado Networks, Term Loan, 9.75% 2020[4,5,6,7]	1,076	1,000
MetroPCS Wireless, Inc. 6.25% 2021	2,750	2,867
MetroPCS Wireless, Inc. 6.625% 2023	3,275	3,480
Numericable Group SA 6.00% 2022[3]	700	721
Numericable Group SA 7.375% 2026[3]	825	846
American Funds Insurance Series — Bond Fund — Page 110 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Orange SA 2.75% 2019	$3,570	$3,618
SoftBank Group Corp. 3.36% 2023[3,6]	24,000	24,050
Sprint Nextel Corp. 7.00% 2020	2,000	2,125
Sprint Nextel Corp. 7.25% 2021	1,925	2,050
Sprint Nextel Corp. 11.50% 2021	925	1,140
Sprint Nextel Corp. 7.875% 2023	1,825	1,953
TELUS Corp. 2.80% 2027	1,500	1,405
Verizon Communications Inc. 1.351% 2017[4]	955	956
Verizon Communications Inc. 2.625% 2026	13,475	12,411
Verizon Communications Inc. 4.272% 2036	10,565	10,128
Verizon Communications Inc. 3.85% 2042	1,000	868
Verizon Communications Inc. 4.125% 2046	2,800	2,539
Verizon Communications Inc. 4.522% 2048	12,565	12,074
Wind Acquisition SA 4.75% 2020[3]	1,850	1,873
		189,383
Real estate 1.53%
Alexandria Real Estate Equities, Inc. 2.75% 2020	2,415	2,410
Alexandria Real Estate Equities, Inc. 3.90% 2023	3,690	3,748
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	150
American Campus Communities, Inc. 3.35% 2020	2,910	2,959
American Campus Communities, Inc. 3.75% 2023	4,650	4,693
American Campus Communities, Inc. 4.125% 2024	5,350	5,488
American Tower Corp. 3.40% 2019	7,525	7,691
Brandywine Operating Partnership, LP 4.95% 2018	4,875	5,040
Corporate Office Properties LP 5.25% 2024	10	10
Corporate Office Properties LP 5.00% 2025	1,480	1,512
DCT Industrial Trust Inc. 4.50% 2023	2,590	2,630
DDR Corp. 4.25% 2026	7,765	7,812
Developers Diversified Realty Corp. 7.50% 2017	7,475	7,578
Developers Diversified Realty Corp. 4.75% 2018	775	797
Developers Diversified Realty Corp. 7.875% 2020	4,380	5,101
EPR Properties 4.50% 2025	585	578
EPR Properties 4.75% 2026	2,190	2,170
Essex Portfolio L.P. 3.25% 2023	335	334
Essex Portfolio L.P. 3.875% 2024	1,000	1,018
Essex Portfolio L.P. 3.375% 2026	1,000	968
Gaming and Leisure Properties, Inc. 4.375% 2021	150	156
Gaming and Leisure Properties, Inc. 5.375% 2026	500	523
Highwoods Properties, Inc. 3.625% 2023	1,000	989
Hospitality Properties Trust 6.70% 2018	6,180	6,337
Hospitality Properties Trust 4.25% 2021	4,750	4,915
Hospitality Properties Trust 5.00% 2022	1,370	1,447
Hospitality Properties Trust 4.50% 2023	3,705	3,695
Hospitality Properties Trust 4.50% 2025	1,305	1,273
Hospitality Properties Trust 5.25% 2026	1,000	1,013
Iron Mountain Inc. 6.00% 2020[3]	1,500	1,586
Kimco Realty Corp. 6.875% 2019	3,500	3,921
Kimco Realty Corp. 3.40% 2022	1,045	1,061
Omega Healthcare Investors, Inc. 4.375% 2023	900	891
Omega Healthcare Investors, Inc. 5.25% 2026	1,000	1,028
Piedmont Operating Partnership LP 4.45% 2024	1,000	997
Prologis, Inc. 3.35% 2021	10,900	11,218
Prologis, Inc. 4.25% 2023	7,410	7,869
American Funds Insurance Series — Bond Fund — Page 111 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Prologis, Inc. 3.75% 2025	$5,320	$5,454
Realogy Corp. 4.50% 2019[3]	500	517
Realogy Corp. 5.25% 2021[3]	925	953
Realogy Corp. 4.875% 2023[3]	400	388
Scentre Group 2.375% 2019[3]	2,465	2,464
Scentre Group 2.375% 2021[3]	1,130	1,111
Scentre Group 3.50% 2025[3]	5,365	5,296
Select Income REIT 4.15% 2022	10,735	10,632
Simon Property Group, LP 3.25% 2026	2,250	2,207
Tanger Factory Outlet Centers, Inc. 3.125% 2026	750	705
Ventas, Inc. 3.125% 2023	1,000	982
Ventas, Inc. 3.25% 2026	1,100	1,044
WEA Finance LLC 2.70% 2019[3]	5,675	5,741
WEA Finance LLC 3.25% 2020[3]	14,375	14,626
WEA Finance LLC 4.75% 2044[3]	600	594
Weingarten Realty Investors 3.85% 2025	1,000	998
Weingarten Realty Investors 3.25% 2026	145	137
Welltower Inc. 4.25% 2026	1,000	1,037
		166,492
Industrials 0.94%
3M Co. 2.25% 2026	750	704
AerCap Holdings NV 2.75% 2017	150	150
AerCap Holdings NV 3.95% 2022	5,800	5,865
Air Lease Corp. 2.125% 2020	2,200	2,168
Air Lease Corp. 3.00% 2023	1,250	1,195
European Aeronautic Defence and Space Company 2.70% 2023[3]	2,220	2,185
Allison Transmission Holdings, Inc. 5.00% 2024[3]	150	152
ARAMARK Corp. 5.125% 2024[3]	1,200	1,240
BNSF Funding Trust I 6.613% 2055	1,680	1,928
Builders Firstsource, Inc. 10.75% 2023[3]	200	230
Builders FirstSource, Inc. 5.625% 2024[3]	550	555
Canadian National Railway Co. 5.55% 2018	5,000	5,255
Canadian Pacific Railway Ltd. 4.80% 2035	165	178
CEVA Group PLC 7.00% 2021[3]	775	628
CEVA Group PLC, Apollo Global Securities LLC LOC, 5.969% 2021[4,5,6]	853	698
CEVA Logistics Canada, ULC, Term Loan, 6.50% 2021[4,5,6]	151	123
CEVA Logistics Holdings BV, Term Loan, 6.50% 2021[4,5,6]	875	716
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.50% 2021[4,5,6]	1,207	988
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[6]	57	57
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[6]	31	31
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[6]	227	230
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	450	455
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[6]	429	449
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[6]	0	—
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022[6]	112	120
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[6]	1,119	1,208
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[6]	567	627
Corporate Risk Holdings LLC 9.50% 2019[3]	1,804	1,863
Corporate Risk Holdings LLC 13.50% 2020[3,7,8]	400	444
DAE Aviation Holdings, Inc. 10.00% 2023[3]	620	656
Deck Chassis Acquisition Inc. 10.00% 2023[3]	1,000	1,035
ERAC USA Finance Co. 4.20% 2046[3]	750	687
FBM Finance, Inc. 8.25% 2021[3]	225	238
American Funds Insurance Series — Bond Fund — Page 112 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Gates Global LLC 6.00% 2022[3]	$1,425	$1,401
Gates Global LLC, Term Loan B, 4.25% 2021[4,5,6]	1	1
General Electric Capital Corp. 2.342% 2020	4,788	4,780
General Electric Capital Corp. 3.10% 2023	1,850	1,875
General Electric Capital Corp. 3.373% 2025	4,815	4,894
General Electric Co. 2.70% 2022	5,000	4,997
HD Supply, Inc. 5.25% 2021[3]	825	873
Honeywell International Inc. 1.85% 2021	1,255	1,226
Honeywell International Inc. 2.50% 2026	1,625	1,541
LMI Aerospace Inc. 7.375% 2019	1,450	1,454
Lockheed Martin Corp. 2.50% 2020	3,155	3,182
Lockheed Martin Corp. 3.10% 2023	1,475	1,492
Lockheed Martin Corp. 3.55% 2026	3,325	3,399
Lockheed Martin Corp. 4.50% 2036	2,155	2,295
Lockheed Martin Corp. 4.70% 2046	6,170	6,725
LSC Communications, Inc. 8.75% 2023[3]	250	252
R.R. Donnelley & Sons Co. 7.875% 2021	1,000	1,035
Republic Services, Inc. 5.00% 2020	5,000	5,398
Roper Technologies, Inc. 2.80% 2021	710	710
Roper Technologies, Inc. 3.80% 2026	2,625	2,647
Siemens AG 2.15% 2020[3]	4,500	4,472
Siemens AG 2.90% 2022[3]	4,500	4,532
Siemens AG 2.35% 2026[3]	1,000	925
TransDigm Inc. 5.50% 2020	2,175	2,231
United Rentals, Inc. 5.875% 2026	400	413
United Rentals, Inc. 5.50% 2027	5,000	4,969
United Technologies Corp. 3.75% 2046	500	476
Watco Companies 6.375% 2023[3]	1,505	1,565
		102,818
Information technology 0.58%
Alphabet Inc. 1.998% 2026	1,000	918
Analog Devices, Inc. 2.50% 2021	6,790	6,729
Analog Devices, Inc. 3.125% 2023	1,450	1,450
Analog Devices, Inc. 3.50% 2026	7,140	7,062
Apple Inc. 1.55% 2021	12,130	11,724
Apple Inc. 3.85% 2046	1,055	1,011
Blackboard Inc. 9.75% 2021[3]	25	26
Blackboard Inc., Term Loan B4, 6.00% 2021[4,5,6]	125	125
Camelot Finance SA 7.875% 2024[3]	585	607
Cisco Systems, Inc. 1.85% 2021	1,690	1,649
First Data Corp. 7.00% 2023[3]	2,900	3,096
First Data Corp. 5.00% 2024[3]	1,000	1,009
Harris Corp. 1.999% 2018	6,400	6,405
Harris Corp. 2.70% 2020	1,400	1,399
Harris Corp. 3.832% 2025	945	960
Harris Corp. 4.854% 2035	5,235	5,508
Harris Corp. 5.054% 2045	440	466
Infor Inc. 5.75% 2020[3]	225	237
JDA Software Group, Inc. 7.375% 2024[3]	100	104
JDA Software Group, Inc., Term Loan B, 4.50% 2023[4,5,6]	225	227
Kronos Inc., Term Loan B, 5.00% 2023[4,5,6]	325	328
Kronos Inc., Term Loan B, 9.25% 2024[4,5,6]	500	516
Microsoft Corp. 3.70% 2046	870	819
American Funds Insurance Series — Bond Fund — Page 113 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
NXP BV and NXP Funding LLC 4.125% 2021[3]	$2,000	$2,070
Oracle Corp. 1.90% 2021	500	489
Oracle Corp. 2.65% 2026	500	475
Oracle Corp. 4.125% 2045	2,525	2,448
Oracle Corp. 4.00% 2046	550	526
Western Digital Corp. 7.375% 2023[3]	175	193
Western Digital Corp. 10.50% 2024[3]	600	711
Xerox Corp. 2.95% 2017	1,670	1,675
Xerox Corp. 3.50% 2020	2,000	2,017
		62,979
Materials 0.46%
Air Liquide SA 1.75% 2021[3]	755	727
Air Liquide SA 2.50% 2026[3]	750	706
ArcelorMittal 7.75% 2041	2,500	2,675
Ball Corp. 4.375% 2020	300	315
BHP Billiton Finance Ltd. 6.25% 2075[3]	5,265	5,721
Chemours Co. 6.625% 2023	950	945
Corporación Nacional del Cobre de Chile 3.00% 2022	4,120	3,997
Corporación Nacional del Cobre de Chile 4.50% 2025	1,250	1,272
Ecolab Inc. 2.70% 2026	320	305
Ecolab Inc. 3.70% 2046	585	533
First Quantum Minerals Ltd. 6.75% 2020[3]	3,417	3,426
First Quantum Minerals Ltd. 7.00% 2021[3]	3,917	3,915
FMG Resources 9.75% 2022[3]	2,465	2,872
Holcim Ltd. 5.15% 2023[3]	1,760	1,909
Novelis Corp. 6.25% 2024[3]	175	186
Novelis Corp. 5.875% 2026[3]	200	202
Owens-Illinois, Inc. 5.875% 2023[3]	710	741
Owens-Illinois, Inc. 6.375% 2025[3]	290	306
Platform Specialty Products Corp. 10.375% 2021[3]	1,145	1,271
Potash Corp. of Saskatchewan Inc. 4.00% 2026	1,500	1,510
Rayonier Advanced Materials Inc. 5.50% 2024[3]	1,360	1,278
Reynolds Group Inc. 5.75% 2020	3,235	3,340
Ryerson Inc. 11.00% 2022[3]	1,392	1,535
Summit Materials, Inc. 6.125% 2023	275	284
Teck Resources Ltd. 8.00% 2021[3]	250	276
Tembec Industries Inc. 9.00% 2019[3]	705	663
Vale Overseas Ltd. 5.875% 2021	3,000	3,150
Vale Overseas Ltd. 6.25% 2026	1,100	1,147
Vale Overseas Ltd. 6.875% 2039	1,150	1,124
Xstrata Canada Financial Corp. 4.95% 2021[3]	2,650	2,839
Zekelman Industries Inc. 9.875% 2023[3]	275	309
		49,479
Total corporate bonds & notes		3,399,887
Mortgage-backed obligations 19.61% Federal agency mortgage-backed obligations 18.00%
Fannie Mae 5.50% 2023[6]	1,007	1,072
Fannie Mae 4.50% 2025[6]	565	601
Fannie Mae 6.00% 2026[6]	384	434
Fannie Mae 5.50% 2027[6]	231	256
Fannie Mae 6.00% 2027[6]	617	698
American Funds Insurance Series — Bond Fund — Page 114 of 173

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2036[6]	$733	$780
Fannie Mae 2.39% 2037[4,6]	1,177	1,214
Fannie Mae 6.00% 2037[6]	1,487	1,684
Fannie Mae 6.00% 2037[6]	205	223
Fannie Mae 5.50% 2038[6]	3,796	4,240
Fannie Mae 5.50% 2038[6]	519	582
Fannie Mae 4.00% 2040[6]	1,748	1,841
Fannie Mae 5.00% 2040[6]	627	685
Fannie Mae 5.00% 2041[6]	5,061	5,535
Fannie Mae 5.00% 2041[6]	4,817	5,267
Fannie Mae 5.00% 2041[6]	2,743	3,045
Fannie Mae 5.00% 2041[6]	1,967	2,185
Fannie Mae 5.00% 2041[6]	1,498	1,670
Fannie Mae 5.00% 2041[6]	972	1,083
Fannie Mae 4.00% 2043[6]	17,992	18,997
Fannie Mae 4.00% 2043[6]	2,517	2,649
Fannie Mae 3.00% 2046[6]	114,741	114,070
Fannie Mae 3.50% 2046[6]	32,781	33,687
Fannie Mae 3.50% 2046[6]	2,895	2,978
Fannie Mae 4.00% 2046[6]	60,087	63,216
Fannie Mae 4.00% 2046[6]	54,944	57,813
Fannie Mae 4.00% 2046[6]	24,068	25,315
Fannie Mae 4.00% 2046[6]	17,976	19,005
Fannie Mae 4.00% 2046[6]	15,338	16,143
Fannie Mae 4.00% 2046[6]	4,819	5,089
Fannie Mae 4.50% 2046[6]	49,927	53,893
Fannie Mae 4.50% 2046[6]	37,037	39,915
Fannie Mae 4.50% 2046[6]	29,196	31,470
Fannie Mae 3.50% 2047[6,9]	57,650	59,055
Fannie Mae 4.00% 2047[6,9]	71,000	74,612
Fannie Mae 4.50% 2047[6,9]	61,925	66,516
Fannie Mae 4.50% 2047[6,9]	59,075	63,527
Fannie Mae, Series 2001-4, Class GA, 9.349% 2025[4,6]	7	8
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[6]	36	41
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[6]	23	26
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[6]	42	48
Fannie Mae, Series 2002-W1, Class 2A, 6.181% 2042[4,6]	49	56
Freddie Mac 5.50% 2033[6]	214	242
Freddie Mac 3.00% 2035[6]	58,279	59,058
Freddie Mac 3.50% 2036[6]	44,376	45,978
Freddie Mac 3.50% 2036[6]	3,677	3,810
Freddie Mac 4.00% 2036[6]	976	1,037
Freddie Mac 5.50% 2038[6]	215	240
Freddie Mac 5.50% 2038[6]	163	182
Freddie Mac 5.50% 2039[6]	310	345
Freddie Mac 4.50% 2040[6]	612	657
Freddie Mac 5.50% 2040[6]	1,191	1,325
Freddie Mac 4.50% 2041[6]	751	810
Freddie Mac 5.50% 2041[6]	1,680	1,872
Freddie Mac 3.50% 2045[6]	45,120	46,454
Freddie Mac 3.50% 2046[6]	204,554	209,587
Freddie Mac 3.50% 2046[6]	112,966	115,768
Freddie Mac 3.50% 2046[6]	107,601	110,244
Freddie Mac 3.50% 2046[6]	27,305	27,982
American Funds Insurance Series — Bond Fund — Page 115 of 173

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2046[6]	$8,731	$8,967
Freddie Mac 4.00% 2046[6]	271,051	284,763
Freddie Mac 4.00% 2046[6]	82,334	86,526
Freddie Mac 4.00% 2046[6]	47,770	50,202
Freddie Mac 4.00% 2046[6]	4,761	5,004
Freddie Mac, Series 3061, Class PN, 5.50% 2035[6]	198	223
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[6]	429	378
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[6]	390	340
Freddie Mac, Series 3318, Class JT, 5.50% 2037[6]	536	587
Government National Mortgage Assn. 4.50% 2040[6]	1,581	1,704
Government National Mortgage Assn. 4.50% 2045[6]	30,907	33,022
Government National Mortgage Assn. 4.50% 2045[6]	23,540	25,150
Government National Mortgage Assn. 4.50% 2045[6]	23,253	24,844
Government National Mortgage Assn. 4.50% 2045[6]	21,103	22,546
Government National Mortgage Assn. 4.50% 2045[6]	8,348	8,919
		1,959,990
Commercial mortgage-backed securities 1.13%
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A4, 5.889% 2044[4,6]	43	43
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A4, 5.548% 2049[4,6]	1,024	1,030
Banc of America Commercial Mortgage Inc., Series 2007-4, Class AM, 5.814% 2051[4,6]	3,020	3,076
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A4, 6.235% 2051[4,6]	2,773	2,845
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.694% 2050[4,6]	1,471	1,497
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 2050[4,6]	2,380	2,455
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AM, 6.136% 2049[4,6]	5,000	5,143
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A1A1, 5.687% 2039[4,6]	1,004	1,007
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class AM, 5.615% 2049[4,6]	10,650	10,740
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.867% 2049[4,6]	12,610	12,889
Hilton USA Trust, Series 2013-HLF, Class DFX, 4.407% 2030[3,6]	2	2
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.713% 2049[4,6]	16,257	16,356
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A4, 5.716% 2051[6]	4,415	4,515
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A1A, 5.85% 2051[4,6]	2,001	2,024
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,6]	669	709
LB Commercial Mortgage Trust, Series 2007-C3, Class A1A, multifamily 5.873% 2044[4,6]	2,662	2,691
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43% 2040[6]	591	592
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM, 5.493% 2040[4,6]	2,200	2,218
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[4,6]	13,725	14,088
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.159% 2045[4,6]	2,110	2,179
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 5.826% 2050[4,6]	1,819	1,834
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.852% 2049[4,6]	5,712	5,782
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.733% 2050[4,6]	1,228	1,236
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A1A, 5.643% 2042[4,6]	711	719
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AM, 5.406% 2044[6]	5,025	5,022
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4, 5.902% 2049[4,6]	7,054	7,166
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5, 5.50% 2047[6]	2,700	2,714
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, 5.591% 2047[4,6]	8,810	8,866
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.707% 2049[4,6]	3,415	3,436
		122,874
Other mortgage-backed securities 0.46%
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[6]	6,875	7,151
Freddie Mac, Series K722, Class A1, multifamily 2.183% 2022[6]	20,538	20,507
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[6]	4,500	4,498
American Funds Insurance Series — Bond Fund — Page 116 of 173

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Other mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K718, Class A2, multifamily 2.791% 2022[6]	$9,640	$9,851
Freddie Mac, Series K052, Class A1, multifamily 2.598% 2025[6]	7,652	7,720
		49,727
Collateralized mortgage-backed (privately originated) 0.02%
Connecticut Avenue Securities, Series 2016-C05, Class 2M1, 2.106% 2029[4,6]	928	931
Freddie Mac, Series 2016-DNA3, Class M1, 1.856% 2028[4,6]	1,840	1,845
		2,776
Total mortgage-backed obligations		2,135,367
Bonds & notes of governments & government agencies outside the U.S. 5.60%
Bermuda 4.138% 2023[3]	1,000	1,030
Bermuda 4.854% 2024[3]	6,215	6,490
Chile (Banco Central de) 4.50% 2021	CLP29,820,000	45,744
Export-Import Bank of India 3.375% 2026[3]	$1,500	1,404
Germany (Federal Republic of) 0.10% 2026[2]	€25,095	29,991
Hungary 4.00% 2019	$1,000	1,037
Hungary 7.625% 2041	12,900	18,095
Indonesia (Republic of) 3.70% 2022[3]	7,790	7,827
Japan, Series 19, 0.10% 2024[2]	¥5,323,620	48,397
Japan, Series 20, 0.10% 2025[2]	11,227,500	102,212
Malaysia (Federation of), Series 0315, 3.659% 2020	MYR49,000	10,919
Malaysia (Federation of), Series 0416, 3.62% 2021	42,750	9,508
Manitoba (Province of) 3.05% 2024	$5,050	5,151
Ontario (Province of) 3.20% 2024	9,000	9,246
Peru (Republic of) 4.125% 2027	9,540	9,957
Portuguese Government 3.85% 2021	€20,000	22,756
Qatar (State of) 4.625% 2046[3]	$2,000	2,005
Saudi Arabia (Kingdom of) 2.375% 2021[3]	5,500	5,345
Saudi Arabia (Kingdom of) 3.25% 2026[3]	23,500	22,311
Saudi Arabia (Kingdom of) 4.50% 2046[3]	635	610
Slovenia (Republic of) 5.50% 2022	18,585	20,578
Slovenia (Republic of) 5.85% 2023	15,150	17,092
Slovenia (Republic of) 5.85% 2023[3]	3,100	3,497
Slovenia (Republic of) 5.25% 2024	2,570	2,822
Turkey (Republic of) 5.625% 2021	4,500	4,625
United Mexican States 3.60% 2025	12,000	11,598
United Mexican States 6.05% 2040	3,990	4,330
United Mexican States 5.55% 2045	4,030	4,136
United Mexican States 4.00% 2046[2]	MXN139,180	6,939
United Mexican States 4.35% 2047	$5,000	4,300
United Mexican States, Series M, 6.50% 2021	MXN3,132,700	147,501
United Mexican States, Series M, 5.75% 2026	527,500	22,617
		610,070
Asset-backed obligations 1.31%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[6]	$15,895	15,922
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87% 2021[6]	175	176
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[6]	800	810
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A5, 1.60% 2021[6]	11,585	11,618
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 2023[6]	1,500	1,582
Chase Issuance Trust, Series 2013-A7, Class A, 1.134% 2020[4,6]	9,565	9,597
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, 1.905% 2020[4,6]	10,870	10,984
American Funds Insurance Series — Bond Fund — Page 117 of 173

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[3,6]	$7,100	$7,204
Discover Card Execution Note Trust, Series 2015-A1, Class A1, 1.054% 2020[4,6]	7,980	7,994
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 2021[3,6]	7,270	7,315
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[3,6]	4,800	4,842
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[3,6]	3,500	3,551
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[3,6]	10,000	10,147
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[3,6]	2,650	2,653
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[3,6]	1,485	1,461
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class B, 1.75% 2021[6]	1,620	1,603
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A1, 1.95% 2021[6]	5,500	5,501
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 2019[3,6]	11,000	10,915
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,6]	7,974	7,924
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.956% 2037[4,6]	1,390	142
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[6]	1,060	1,068
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[6]	1,550	1,566
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[6]	805	812
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[6]	3,035	3,065
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[6]	7,625	7,729
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[3,6]	3,761	3,758
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 2038[3,6]	1,172	1,115
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[3,6]	975	969
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[3,6]	425	424
		142,447
Municipals 0.74%
State of California, Various Purpose G.O. Bonds, 7.50% 2034	2,200	3,101
State of California, Various Purpose G.O. Bonds, 7.35% 2039	3,260	4,627
State of California, Various Purpose G.O. Bonds, 7.60% 2040	10,000	15,089
State of California, Various Purpose G.O. Bonds, 7.625% 2040	2,900	4,271
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 2.203% 2018	8,000	8,046
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	15,000	15,369
State of Illinois, G.O. Taxable Build America Bonds, Series 2010-5, 6.20% 2021	375	395
State of Illinois, G.O. Bonds, Pension Funding Series 2013, 5.877% 2019	400	425
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.547% 2019	335	351
State of Illinois, G.O. Bonds, Series 2013-B, 3.65% 2020	1,000	989
State of Illinois, G.O. Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	400	419
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	250	261
State of Illinois, G.O. Bonds, Series 2013-B, 4.11% 2022	750	728
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	250	261
State of Illinois, G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,058
State of Illinois, G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	8,515	8,728
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	725	759
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	750	793
State of Illinois, G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[6]	2,000	1,793
State of New Jersey, Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	2,500	2,526
Territory of Puerto Rico, Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, National insured, 0% 2041	36,750	9,251
		80,240
Federal agency bonds & notes 0.66%
CoBank, ACB 1.563% 2022[3,4]	14,990	14,428
Fannie Mae 2.125% 2026	12,410	11,764
Freddie Mac 1.25% 2019	22,000	21,891
American Funds Insurance Series — Bond Fund — Page 118 of 173

Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Tennessee Valley Authority 5.88% 2036	$3,750	$4,970
Tennessee Valley Authority 5.25% 2039	15,315	19,262
		72,315
Total bonds, notes & other debt instruments (cost: $10,198,466,000)		10,058,052
Common stocks 0.02% Information technology 0.01%	Shares
Corporate Risk Holdings I, Inc.[8,10]	70,193	800
Corporate Risk Holdings Corp.[8,10]	355	—
		800
Consumer discretionary 0.00%
Adelphia Recovery Trust, Series ACC-1[8,10]	2,409,545	4
Miscellaneous 0.01%
Other common stocks in initial period of acquisition		969
Total common stocks (cost: $1,644,000)		1,773
Rights & warrants 0.00% Utilities 0.00%
Vistra Energy Corp.[3,8,9,10]	76,576	111
Total rights & warrants (cost: $123,000)		111
Short-term securities 9.65%	Principal amount (000)
Apple Inc. 0.55% due 1/24/2017[3]	$68,200	68,177
Bank of Montreal 1.01% due 1/18/2017	35,000	35,005
Bank of Nova Scotia 1.02% due 1/17/2017[3]	35,000	34,990
BNP Paribas, New York Branch 1.21%–1.24% due 2/24/2017–4/5/2017	50,000	49,900
BPCE 1.14%–1.22% due 2/22/2017–4/6/2017[3]	50,000	49,903
Chevron Corp. 0.54% due 1/13/2017[3]	64,000	63,986
Danske Corp. 1.23% due 4/25/2017[3]	50,000	49,778
Federal Home Loan Bank 0.36%–0.56% due 1/9/2017–5/12/2017	359,900	359,589
General Electric Co. 0.60% due 1/3/2017	37,000	36,998
Microsoft Corp. 0.59%–0.76% due 1/4/2017–2/14/2017[3]	112,700	112,681
Sumitomo Mitsui Banking Corp. 1.14% due 1/17/2017[3]	35,000	34,990
Svenska Handelsbanken Inc. 1.08% due 4/24/2017[3]	6,400	6,380
U.S. Treasury Bills 0.40%–0.43% due 1/19/2017–2/9/2017	140,900	140,863
Wells Fargo Bank, N.A. 1.09% due 4/24/2017	7,700	7,702
Total short-term securities (cost: $1,050,880,000)		1,050,942
Total investment securities 102.03% (cost: $11,251,113,000)		11,110,878
Other assets less liabilities (2.03)%		(221,361)
Net assets 100.00%		$10,889,517
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Bond Fund — Page 119 of 173

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $317,550,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 12/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	1/20/2017	HSBC Bank	$48,171	A$64,500	$1,651
Chilean pesos	1/20/2017	Citibank	$45,462	CLP30,275,750	333
Euros	1/13/2017	Citibank	$17,475	€16,750	(172)
Japanese yen	1/19/2017	UBS AG	$30,269	¥3,430,000	884
Japanese yen	1/24/2017	Bank of America, N.A.	$12,292	¥1,445,000	(91)
Japanese yen	1/26/2017	JPMorgan Chase	$41,920	¥4,925,000	(288)
Japanese yen	1/26/2017	HSBC Bank	$62,069	¥7,300,000	(494)
Mexican pesos	1/23/2017	Barclays Bank PLC	$12,214	MXN252,000	104
					$1,927
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $2,481,366,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2016 (000)
Pay	LCH	3-month USD-LIBOR	0.765%	10/27/2017	$27,500	$81
Receive	LCH	3-month USD-LIBOR	1.669	10/28/2019	112,000	77
Receive	LCH	3-month USD-LIBOR	1.6915	6/3/2020	1,600	(3)
Receive	LCH	3-month USD-LIBOR	1.628	8/24/2020	7,000	(41)
Receive	LCH	3-month USD-LIBOR	1.7345	12/31/2020	120,000	(508)
Receive	LCH	3-month USD-LIBOR	1.2415	3/4/2021	237,000	(5,987)
Receive	LCH	3-month USD-LIBOR	1.157	5/12/2021	5,000	(155)
Receive	LCH	3-month USD-LIBOR	1.8855	12/15/2021	49,800	(187)
Receive	LCH	3-month USD-LIBOR	1.885	12/15/2021	250,200	(948)
Pay	LCH	3-month USD-LIBOR	2.1305	7/17/2022	100,000	(545)
Receive	LCH	3-month USD-LIBOR	1.9375	12/18/2022	150,000	(1,141)
Pay	LCH	3-month USD-LIBOR	2.701	6/9/2024	60,000	(2,147)
Pay	LCH	3-month USD-LIBOR	2.6815	9/24/2024	1,600	(55)
Pay	LCH	3-month USD-LIBOR	2.54	10/3/2024	400	(10)
Pay	LCH	6-month EURIBOR	0.9852	10/17/2024	€25,000	(1,194)
Pay	LCH	3-month USD-LIBOR	2.342	10/21/2024	$290	(3)
Pay	LCH	3-month USD-LIBOR	2.326	10/22/2024	800	(7)
Pay	LCH	3-month USD-LIBOR	2.372	10/24/2024	1,150	(13)
Pay	LCH	3-month USD-LIBOR	2.438	11/19/2024	2,750	(44)
Pay	LCH	3-month USD-LIBOR	2.4585	11/24/2024	23,000	(405)
Pay	LCH	3-month USD-LIBOR	2.4295	11/25/2024	800	(12)
Pay	LCH	3-month USD-LIBOR	2.353	12/8/2024	700	(7)
Pay	LCH	3-month USD-LIBOR	2.2845	12/12/2024	330	(1)
Pay	LCH	3-month USD-LIBOR	1.8185	1/20/2025	900	28
Pay	LCH	3-month USD-LIBOR	1.9365	1/22/2025	1,500	33
Pay	LCH	3-month USD-LIBOR	2.192	3/18/2025	1,850	7
Pay	LCH	3-month USD-LIBOR	2.0475	3/23/2025	450	7
Pay	LCH	3-month USD-LIBOR	2.3175	5/8/2025	1,500	(8)
American Funds Insurance Series — Bond Fund — Page 120 of 173

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2016 (000)
Pay	LCH	3-month USD-LIBOR	2.339%	5/13/2025	$375	$(3)
Pay	LCH	3-month USD-LIBOR	2.351	5/15/2025	590	(5)
Pay	LCH	3-month USD-LIBOR	2.287	5/20/2025	500	(1)
Pay	LCH	3-month USD-LIBOR	2.227	5/28/2025	260	—[11]
Pay	LCH	3-month USD-LIBOR	2.2125	5/29/2025	465	1
Pay	LCH	3-month USD-LIBOR	2.451	6/5/2025	650	(10)
Pay	LCH	3-month USD-LIBOR	2.46	6/10/2025	2,536	(41)
Pay	LCH	3-month USD-LIBOR	2.455	6/24/2025	235	(4)
Pay	LCH	3-month USD-LIBOR	2.428	7/2/2025	2,000	(27)
Pay	LCH	3-month USD-LIBOR	2.397	7/13/2025	900	(10)
Pay	LCH	3-month USD-LIBOR	2.535	7/15/2025	800	(18)
Pay	LCH	3-month USD-LIBOR	2.4615	7/22/2025	1,300	(21)
Pay	LCH	3-month USD-LIBOR	2.312	7/29/2025	1,000	(4)
Pay	LCH	3-month USD-LIBOR	2.331	7/30/2025	435	(2)
Pay	LCH	3-month USD-LIBOR	2.228	9/4/2025	12,000	37
Pay	LCH	3-month USD-LIBOR	2.2135	9/4/2025	5,000	21
Pay	LCH	6-month JPY-LIBOR	0.282	2/2/2026	¥5,500,000	(417)
Pay	LCH	3-month USD-LIBOR	1.6705	3/4/2026	$248,000	13,023
Pay	LCH	6-month JPY-LIBOR	0.0875	3/10/2026	¥11,100,000	881
Pay	LCH	3-month USD-LIBOR	1.5925	5/9/2026	$1,000	61
Pay	LCH	3-month USD-LIBOR	1.595	5/12/2026	8,500	517
Pay	LCH	3-month USD-LIBOR	1.592	5/12/2026	4,000	244
Receive	LCH	3-month USD-LIBOR	3.0865	8/18/2034	2,250	184
Receive	LCH	3-month USD-LIBOR	2.913	11/24/2034	10,000	562
Receive	LCH	3-month USD-LIBOR	2.844	6/11/2035	3,250	150
Receive	LCH	3-month USD-LIBOR	2.9535	6/30/2035	2,500	158
Receive	LCH	3-month USD-LIBOR	2.773	7/13/2035	500	18
Receive	LCH	3-month USD-LIBOR	2.589	9/4/2035	3,100	21
Pay	LCH	3-month USD-LIBOR	3.0515	11/14/2044	1,000	(98)
Pay	LCH	3-month USD-LIBOR	2.925	12/3/2044	1,230	(89)
Pay	LCH	3-month USD-LIBOR	2.6695	12/19/2044	200	(4)
Pay	LCH	3-month USD-LIBOR	2.5755	3/5/2045	1,470	2
Receive	LCH	3-month USD-LIBOR	2.377	4/29/2045	1,910	(82)
Pay	LCH	3-month USD-LIBOR	2.757	5/8/2045	1,500	(56)
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	51,200	610
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	3,800	38
Pay	LCH	3-month USD-LIBOR	2.6095	1/7/2046	5,500	(33)
Pay	LCH	3-month USD-LIBOR	2.354	1/29/2046	47,000	2,296
Pay	LCH	6-month JPY-LIBOR	0.58295	3/23/2046	¥2,000,000	1,144
Receive	LCH	6-month JPY-LIBOR	0.64355	4/27/2046	2,000,000	(861)
Pay	LCH	3-month USD-LIBOR	2.1155	5/13/2046	$4,000	405
Pay	LCH	U.S. Federal Funds Effective Rate	1.384	7/29/2046	17,000	3,062
						$8,461
American Funds Insurance Series — Bond Fund — Page 121 of 173

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $519,651,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 12/31/2016 (000)
10 Year Ultra U.S. Treasury Note Futures	CME	Long	1,454	March 2017	$194,802	$125
30 Year Ultra U.S. Treasury Bond Futures	CME	Short	462	March 2017	73,965	(71)
10 Year U.S. Treasury Note Futures	CME	Long	250	March 2017	31,192	(122)
2 Year U.S. Treasury Note Futures	CME	Long	4,467	April 2017	968,166	(223)
5 Year U.S. Treasury Note Futures	CME	Long	2,283	April 2017	269,444	(817)
						$(1,108)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $31,842,000, which represented .29% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,256,376,000, which represented 11.54% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $13,253,000, which represented .12% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,359,000, which represented .01% of the net assets of the fund.
[9]	Purchased on a TBA basis.
[10]	Security did not produce income during the last 12 months.
[11]	Amount less than one thousand.

Key to abbreviations and symbols
A$ = Australian dollars	G.O. = General Obligation
Auth. = Authority	JPY/¥ = Japanese yen
CLP = Chilean pesos	LCH = LCH.Clearnet
CME = CME Group	LIBOR = London Interbank Offered Rate
Dev. = Development	MXN = Mexican pesos
Econ. = Economic	MYR = Malaysian ringgits
EURIBOR = Euro Interbank Offered Rate	Redev. = Redevelopment
€ = Euros	Ref. = Refunding
Facs. = Facilities	Rev. = Revenue
Fin. = Finance	TBA = To-be-announced
Fncg. = Financing
American Funds Insurance Series — Bond Fund — Page 122 of 173

Global Bond Fund
Investment portfolio
December 31, 2016
Bonds, notes & other debt instruments 94.85% Euros 9.43%	Principal amount (000)	Value (000)
Allianz SE, 4.75% 2049	€3,000	$3,494
Assicurazioni Generali SPA 7.75% 2042	1,100	1,382
Assicurazioni Generali SPA 10.125% 2042	1,300	1,784
Aviva PLC 6.125% 2043	3,000	3,683
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024	3,700	4,066
Barclays Bank PLC 4.00% 2019[1]	1,450	1,699
Barclays Bank PLC 6.00% 2021	1,000	1,223
Barclays Bank PLC 6.625% 2022	1,070	1,383
Belgium (Kingdom of), Series 77, 1.00% 2026	9,600	10,539
BNP Paribas 2.875% 2026	3,425	3,760
BPCE SA group 4.625% 2023	1,200	1,489
CaixaBank, SA 5.00% 2023	2,300	2,555
Canada 3.50% 2020	2,500	2,937
Croatia (Republic of) 3.00% 2025	3,500	3,719
Daimler AG, Series 6, 4.125% 2017	300	316
Deutsche Telekom International Finance BV 7.50% 2033	200	371
French Republic O.A.T. 1.75% 2024	4,100	4,822
Germany (Federal Republic of) 0.10% 2023[2]	1,406	1,624
Germany (Federal Republic of) 6.25% 2030	1,800	3,306
Germany (Federal Republic of) 4.75% 2040	200	390
Germany (Federal Republic of) 2.50% 2046	20,475	30,347
Greece (Hellenic Republic of) 3.00% 2023[3]	150	129
Greece (Hellenic Republic of) 3.00% 2024[3]	150	127
Greece (Hellenic Republic of) 3.00% 2025[3]	150	125
Greece (Hellenic Republic of) 3.00% 2026[3]	150	123
Greece (Hellenic Republic of) 3.00% 2027[3]	150	121
Greece (Hellenic Republic of) 3.00% 2028[3]	150	116
Greece (Hellenic Republic of) 3.00% 2029[3]	150	113
Greece (Hellenic Republic of) 3.00% 2030[3]	150	111
Greece (Hellenic Republic of) 3.00% 2031[3]	150	109
Greece (Hellenic Republic of) 3.00% 2032[3]	150	107
Greece (Hellenic Republic of) 3.00% 2033[3]	150	105
Greece (Hellenic Republic of) 3.00% 2034[3]	150	103
Greece (Hellenic Republic of) 3.00% 2035[3]	150	102
Greece (Hellenic Republic of) 3.00% 2036[3]	150	100
Greece (Hellenic Republic of) 3.00% 2037[3]	150	100
Greece (Hellenic Republic of) 3.00% 2038[3]	150	99
Greece (Hellenic Republic of) 3.00% 2039[3]	150	99
Greece (Hellenic Republic of) 3.00% 2040[3]	150	99
Greece (Hellenic Republic of) 3.00% 2041[3]	150	99
Greece (Hellenic Republic of) 3.00% 2042[3]	150	99
HSBC Holdings PLC 3.375% 2024	1,700	1,876
Hungary 6.00% 2019	1,200	1,417
Hungary 3.875% 2020	1,000	1,176
Imperial Tobacco Finance PLC 5.00% 2019	2,800	3,367
Intesa Sanpaolo SpA 6.625% 2023	3,460	4,322
American Funds Insurance Series — Global Bond Fund — Page 123 of 173

Bonds, notes & other debt instruments Euros (continued)	Principal amount (000)	Value (000)
Ireland (Republic of) 3.90% 2023	€5,250	$6,840
Ireland (Republic of) 3.40% 2024	6,110	7,830
Ireland (Republic of) 5.40% 2025	8,070	11,793
Ireland (Republic of) 1.00% 2026	9,180	9,885
Ireland (Republic of) 2.40% 2030	5,365	6,512
Ireland (Republic of) 2.00% 2045	2,000	2,260
Italy (Republic of) 1.45% 2022	6,675	7,249
Italy (Republic of) 0.95% 2023	8,350	8,746
Italy (Republic of) 4.75% 2023	2,900	3,765
Italy (Republic of) 4.50% 2024	2,500	3,207
Lloyds Banking Group PLC 6.50% 2020	2,290	2,836
Merrill Lynch & Co., Inc. 4.625% 2018	4,625	5,243
NN Group NV, 4.625% 2044	2,335	2,580
NN Group NV, 4.50% 2049	3,470	3,660
Orange SA 5.00% 2049	1,450	1,612
Rabobank Nederland 3.875% 2023	2,950	3,577
Spain (Kingdom of) 3.80% 2024	6,150	7,756
Spain (Kingdom of) 1.30% 2026	14,400	15,071
Svenska Handelsbanken AB 2.656% 2024	2,170	2,394
		212,049
Japanese yen 8.44%
Japan, Series 128, 0.10% 2021	¥875,000	7,557
Japan, Series 326, 0.70% 2022	1,935,000	17,337
Japan, Series 325, 0.80% 2022	1,370,000	12,317
Japan, Series 329, 0.80% 2023	1,145,000	10,352
Japan, Series 18, 0.10% 2024[2]	4,695,040	42,321
Japan, Series 19, 0.10% 2024[2]	2,664,300	24,221
Japan, Series 337, 0.30% 2024	790,000	6,932
Japan, Series 336, 0.50% 2024	800,000	7,129
Japan, Series 20, 0.10% 2025[2]	528,940	4,815
Japan, Series 116, 2.20% 2030	1,735,000	18,747
Japan, Series 145, 1.70% 2033	2,005,000	20,793
Japan, Series 21, 2.30% 2035	720,000	8,130
Japan, Series 42, 1.70% 2044	585,000	6,274
Japan, Series 47, 1.60% 2045	265,000	2,795
		189,720
Polish zloty 5.07%
Poland (Republic of), Series 1017, 5.25% 2017	PLN54,472	13,407
Poland (Republic of), Series 0420, 1.50% 2020	157,850	36,529
Poland (Republic of), Series 1020, 5.25% 2020	21,800	5,696
Poland (Republic of), Series 0421, 2.00% 2021	97,250	22,505
Poland (Republic of), Series 1021, 5.75% 2021	37,280	10,049
Poland (Republic of), Series 0922, 5.75% 2022	46,600	12,646
Poland (Republic of), Series 1023, 4.00% 2023	31,140	7,748
Poland (Republic of), Series 0725, 3.25% 2025	22,500	5,281
		113,861
Hungarian forints 5.00%
Hungary, Series C, 2.00% 2019	HUF6,183,750	21,783
Hungary, Series A, 6.50% 2019	7,290,830	28,317
Hungary, Series B, 3.50% 2020	1,749,200	6,430
Hungary, Series A, 7.50% 2020	8,979,340	37,739
Hungary, Series A, 7.00% 2022	943,820	4,068
American Funds Insurance Series — Global Bond Fund — Page 124 of 173

Bonds, notes & other debt instruments Hungarian forints (continued)	Principal amount (000)	Value (000)
Hungary, Series A, 6.00% 2023	HUF928,200	$3,904
Hungary, Series B, 5.50% 2025	2,501,050	10,207
		112,448
Mexican pesos 4.62%
United Mexican States 4.00% 2019[2]	MXN38,970	1,956
United Mexican States 4.00% 2040[2]	38,971	1,945
United Mexican States, Series M, 5.00% 2017	60,000	2,879
United Mexican States, Series M10, 7.75% 2017	45,000	2,198
United Mexican States, Series M, 8.00% 2020	92,500	4,594
United Mexican States, Series M, 6.50% 2021	1,093,800	51,501
United Mexican States, Series M20, 10.00% 2024	209,500	11,712
United Mexican States, Series M, 5.75% 2026	523,500	22,445
United Mexican States, Series M30, 10.00% 2036	35,000	2,057
United Mexican States, Series M30, 8.50% 2038	27,000	1,387
United Mexican States, Series M, 7.75% 2042	23,000	1,095
		103,769
Malaysian ringgits 2.79%
Malaysia (Federation of), Series 0511, 3.58% 2018	MYR5,486	1,222
Malaysia (Federation of), Series 0203, 4.24% 2018	669	151
Malaysia (Federation of), Series 0515, 3.759% 2019	14,650	3,283
Malaysia (Federation of), Series 0315, 3.659% 2020	108,610	24,202
Malaysia (Federation of), Series 0416, 3.62% 2021	23,000	5,116
Malaysia (Federation of), Series 0314, 4.048% 2021	7,600	1,701
Malaysia (Federation of), Series 0215, 3.795% 2022	6,000	1,317
Malaysia (Federation of), Series 0116, 3.80% 2023	21,100	4,621
Malaysia (Federation of), Series 0115, 3.955% 2025	36,350	7,863
Malaysia (Federation of), Series 0316, 3.90% 2026	19,000	4,123
Malaysia (Federation of), Series 0310, 4.498% 2030	42,250	9,193
		62,792
Danish kroner 2.63%
Nordea Kredit 2.00% 2037[1]	DKr51,252	7,407
Nykredit Realkredit AS, Series 01E, 2.00% 2037[1]	211,859	30,590
Nykredit Realkredit AS, Series 01E, 2.50% 2047[1]	18,237	2,613
Realkredit Danmark AS, Series 22S, 2.00% 2037[1]	128,153	18,418
		59,028
Indian rupees 1.81%
India (Republic of) 7.80% 2021	INR937,820	14,455
India (Republic of) 8.83% 2023	1,284,200	21,052
India (Republic of) 9.20% 2030	299,780	5,206
		40,713
British pounds 1.47%
Aviva PLC, subordinated 6.875% 2058	£470	681
AXA SA, junior subordinated 5.453% 2049	300	379
Electricité de France SA 6.00% 2114	100	171
France Télécom 5.375% 2050	300	532
Lloyds Banking Group PLC 7.625% 2025	655	1,042
RSA Insurance Group PLC 9.375% 2039	1,269	1,827
United Kingdom 1.00% 2017	9,100	11,291
United Kingdom 2.25% 2023	1,550	2,091
United Kingdom 2.75% 2024	1,100	1,536
American Funds Insurance Series — Global Bond Fund — Page 125 of 173

Bonds, notes & other debt instruments British pounds (continued)	Principal amount (000)	Value (000)
United Kingdom 1.50% 2026	£5,350	$6,749
United Kingdom 3.25% 2044	4,200	6,693
		32,992
Brazilian reais 1.18%
Brazil (Federative Republic of) 0% 2017	BRL26,000	7,751
Brazil (Federative Republic of) 0% 2020	84,000	18,831
		26,582
Australian dollars 0.93%
Australia (Commonwealth of), Series 124, 5.75% 2021	A$16,900	14,010
Australia (Commonwealth of), Series 138, 3.25% 2029	8,900	6,603
Queensland Treasury Corp., Series 17, 6.00% 2017	500	371
		20,984
Chilean pesos 0.92%
Chile (Banco Central de) 4.50% 2021	CLP13,540,000	20,770
Canadian dollars 0.63%
Canada 2.25% 2025	C$18,050	14,099
Thai baht 0.53%
Thailand (Kingdom of) 1.875% 2022	THB258,200	7,067
Thailand (Kingdom of) 3.85% 2025	65,000	1,988
Thailand (Kingdom of) 2.125% 2026	110,000	2,930
		11,985
Colombian pesos 0.46%
Colombia (Republic of), Series B, 7.50% 2026	COP22,521,000	7,745
Colombia (Republic of), Series B, 6.00% 2028	8,306,600	2,513
		10,258
South African rand 0.38%
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR59,030	4,123
South Africa (Republic of), Series R-214, 6.50% 2041	86,850	4,506
		8,629
Argentine pesos 0.37%
Argentine Republic 18.20% 2021	ARS53,640	3,463
Argentine Republic 15.50% 2026	80,000	4,887
		8,350
Swedish kronor 0.36%
Sweden (Kingdom of), Series 1054, 3.50% 2022	SKr45,290	5,951
Sweden (Kingdom of), Series 1057, 1.50% 2023	18,000	2,162
		8,113
Norwegian kroner 0.34%
Norway (Kingdom of) 3.75% 2021	NKr58,500	7,547
Israeli shekels 0.31%
Israel (State of) 5.50% 2042	ILS19,300	6,938
American Funds Insurance Series — Global Bond Fund — Page 126 of 173

Bonds, notes & other debt instruments Philippine pesos 0.21%	Principal amount (000)	Value (000)
Philippines (Republic of the) 4.95% 2021	PHP85,000	$1,722
Philippines (Republic of the) 3.90% 2022	155,000	2,961
		4,683
Turkish lira 0.14%
Turkey (Republic of) 10.50% 2020	TRY11,200	3,188
U.S. dollars 46.83%
Abbott Laboratories 2.35% 2019	$550	551
Abbott Laboratories 2.90% 2021	420	419
Abbott Laboratories 3.40% 2023	195	194
Abbott Laboratories 3.75% 2026	725	721
Abbott Laboratories 4.75% 2036	335	341
Abbott Laboratories 4.90% 2046	665	684
AbbVie Inc. 1.80% 2018	600	601
AbbVie Inc. 2.50% 2020	3,155	3,157
AbbVie Inc. 2.90% 2022	1,170	1,156
AbbVie Inc. 3.20% 2022	200	200
AbbVie Inc. 3.60% 2025	3,395	3,364
AbbVie Inc. 4.50% 2035	900	886
ACE INA Holdings Inc. 2.30% 2020	180	180
ACE INA Holdings Inc. 2.875% 2022	365	368
ACE INA Holdings Inc. 3.35% 2026	365	370
ACE INA Holdings Inc. 4.35% 2045	665	703
AES Corp. 5.50% 2025	900	904
AES Corp. 6.00% 2026	225	230
Aetna Inc. 1.70% 2018	320	320
Aetna Inc. 1.90% 2019	360	359
Aetna Inc. 2.40% 2021	110	110
Aetna Inc. 2.80% 2023	605	596
Aetna Inc. 3.20% 2026	3,685	3,647
Aetna Inc. 4.25% 2036	1,835	1,843
Aetna Inc. 4.375% 2046	1,975	1,987
Alexandria Real Estate Equities, Inc. 2.75% 2020	180	180
Allergan PLC 2.35% 2018	1,750	1,760
Allergan PLC 3.00% 2020	2,820	2,860
Allergan PLC 3.45% 2022	850	863
Allergan PLC 3.80% 2025	3,280	3,285
Allergan PLC 4.55% 2035	1,780	1,765
Allergan PLC 4.75% 2045	1,535	1,510
Altria Group, Inc. 2.625% 2020	1,800	1,821
Altria Group, Inc. 4.50% 2043	350	356
American Campus Communities, Inc. 3.75% 2023	1,740	1,756
American Campus Communities, Inc. 4.125% 2024	885	908
American Electric Power Co., Inc. 1.65% 2017	815	815
American Electric Power Co., Inc. 2.75% 2026	1,050	991
American Energy (Marcellus), Term Loan A, 8.50% 2021[1,4,5]	884	111
American Energy (Marcellus), Term Loan B, 5.25% 2020[1,4,5]	1,260	699
American Energy (Permian Basin) 7.125% 2020[6]	1,120	963
American Energy (Permian Basin) 7.375% 2021[6]	215	183
Amgen Inc. 1.85% 2021	420	405
Amgen Inc. 2.25% 2023	4,400	4,141
Amgen Inc. 4.40% 2045	1,605	1,543
Anheuser-Busch InBev NV 3.75% 2022	775	809
American Funds Insurance Series — Global Bond Fund — Page 127 of 173

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Anheuser-Busch InBev NV 3.30% 2023	$1,105	$1,125
Anheuser-Busch InBev NV 4.95% 2042	1,230	1,343
Anheuser-Busch InBev NV 4.90% 2046	440	474
ArcelorMittal 7.75% 2041	1,970	2,108
Argentine Republic 6.875% 2021[6]	3,575	3,816
Argentine Republic 7.50% 2026[6]	8,000	8,420
Argentine Republic 6.625% 2028[6]	2,500	2,457
Argentine Republic 7.625% 2046[6]	7,630	7,649
Associated Materials, LLC 9.00% 2024[6]	2,400	2,412
AT&T Inc. 1.40% 2017	300	299
AT&T Inc. 2.45% 2020	1,365	1,356
AT&T Inc. 2.80% 2021	3,280	3,254
AT&T Inc. 3.00% 2022	2,200	2,160
Autoridad del Canal de Panama 4.95% 2035[1,6]	1,000	1,061
AXA SA 8.60% 2030	220	303
Ball Corp. 4.375% 2020	400	420
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A4, 5.889% 2044[1,5]	7	7
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A4, 5.548% 2049[1,5]	356	358
Banc of America Commercial Mortgage Inc., Series 2007-4, Class AM, 5.814% 2051[1,5]	955	973
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A4, 6.235% 2051[1,5]	450	462
Banco Nacional de Comercio Exterior SNC 3.80% 2026[6]	880	826
Bank of America Corp. 2.625% 2020	1,550	1,551
Bank of America Corp. 3.875% 2025	1,190	1,211
Barclays Bank PLC 3.65% 2025	1,100	1,068
Baxalta Inc. 4.00% 2025	1,580	1,585
Bayer AG 3.375% 2024[6]	840	836
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A4, 5.694% 2050[1,5]	474	482
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 2050[1,5]	690	712
Becton, Dickinson and Co. 2.675% 2019	619	628
Bermuda 4.138% 2023[6]	300	309
Bermuda 4.854% 2024[6]	8,210	8,573
BMC Software, Inc. 8.125% 2021[6]	800	751
BPCE SA group 5.70% 2023[6]	5,295	5,580
Brandywine Operating Partnership, LP 3.95% 2023	190	189
British American Tobacco International Finance PLC 2.75% 2020[6]	530	533
British American Tobacco International Finance PLC 3.50% 2022[6]	385	394
Builders FirstSource, Inc. 5.625% 2024[6]	300	303
Cablevision Systems Corp. 6.75% 2021	1,125	1,212
Calpine Corp. 5.375% 2023	105	103
Canadian Natural Resources Ltd. 5.70% 2017	100	101
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[6]	1,000	1,037
Celgene Corp. 3.875% 2025	1,550	1,573
Centene Corp. 4.75% 2022	1,965	1,994
Centene Corp. 4.75% 2025	375	367
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 2023[1]	400	422
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[6]	1,375	1,420
CEVA Group PLC 7.00% 2021[6]	1,175	952
CEVA Group PLC, Apollo Global Securities LLC LOC, 5.969% 2021[1,4,5]	325	266
CEVA Logistics Canada, ULC, Term Loan, 6.50% 2021[1,4,5]	57	47
CEVA Logistics Holdings BV, Term Loan, 6.50% 2021[1,4,5]	333	273
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.50% 2021[1,4,5]	460	376
CF Industries, Inc. 4.50% 2026[6]	340	334
CF Industries, Inc. 4.95% 2043	1,035	851
Chemours Co. 6.625% 2023	1,530	1,522
Chemours Co. 7.00% 2025	970	960
American Funds Insurance Series — Global Bond Fund — Page 128 of 173

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Chesapeake Energy Corp. 4.13% 2019[5]	$825	$833
Chesapeake Energy Corp. 4.875% 2022	750	683
Chesapeake Energy Corp. 8.00% 2025[6]	325	333
CIT Group Inc. 3.875% 2019	2,675	2,739
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A1, 1.199% 2047[1]	143	142
Citigroup Inc. 1.70% 2018	375	374
Citigroup Inc. 2.50% 2018	200	202
Citigroup Inc. 2.55% 2019	2,800	2,823
Citigroup Inc. 2.35% 2021	1,500	1,468
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	2,000	2,006
Cliffs Natural Resources Inc. 8.00% 2020[6]	100	105
Cliffs Natural Resources Inc. 8.25% 2020[6]	1,250	1,375
CMS Energy Corp. 8.75% 2019	258	298
CMS Energy Corp. 5.05% 2022	392	429
CMS Energy Corp. 3.875% 2024	100	104
CMS Energy Corp. 4.70% 2043	412	432
CMS Energy Corp. 4.875% 2044	709	762
Columbia Pipeline Partners LP 2.45% 2018	620	623
Columbia Pipeline Partners LP 3.30% 2020	85	87
Columbia Pipeline Partners LP 4.50% 2025	110	116
Columbia Pipeline Partners LP 5.80% 2045	170	196
Comision Federal de Electricidad 4.75% 2027[6]	675	650
Commercial Mortgage Trust, Series 2014-UBS2, Class A1, 1.298% 2047[1]	851	847
Commercial Mortgage Trust, Series 2007-C9, Class A1A, 5.812% 2049[1,5]	80	81
Communications Sales & Leasing, Inc. 6.00% 2023[6]	650	673
Communications Sales & Leasing, Inc. 8.25% 2023	925	985
Community Health Systems Inc. 5.125% 2021	615	572
Concordia Healthcare Corp., Term Loan B, 5.25% 2021[1,4,5]	105	82
Concordia Healthcare Corp. 9.50% 2022[6]	525	189
Concordia Healthcare Corp. 7.00% 2023[6]	995	318
ConocoPhillips 5.95% 2046	265	329
CONSOL Energy Inc. 5.875% 2022	2,200	2,167
Consumers Energy Co. 3.375% 2023	345	356
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	21	22
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[1]	31	33
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[1]	71	78
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[1,6]	1,460	1,491
Corporate Risk Holdings LLC 9.50% 2019[6]	1,353	1,397
Corporate Risk Holdings LLC 13.50% 2020[6,7,8]	171	189
Credit Agricole SA 4.375% 2025[6]	1,100	1,082
Croatian Government 6.375% 2021	2,000	2,180
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[1,5]	660	669
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class AM, 5.615% 2049[1,5]	200	202
CVS Health Corp. 1.90% 2018	430	432
CVS Health Corp. 2.80% 2020	430	437
CVS Health Corp. 3.50% 2022	430	442
DAE Aviation Holdings, Inc. 10.00% 2023[6]	340	360
DaimlerChrysler North America Holding Corp. 2.25% 2020[6]	2,000	1,990
DaimlerChrysler North America Holding Corp. 2.00% 2021[6]	2,100	2,039
DaimlerChrysler North America Holding Corp. 2.875% 2021[6]	2,275	2,288
DaVita HealthCare Partners Inc. 5.00% 2025	505	498
DCP Midstream Operating LP 4.95% 2022	640	659
DDR Corp. 3.625% 2025	380	368
Dell Inc. 8.35% 2046[6]	460	567
Deutsche Telekom International Finance BV 9.25% 2032	2,980	4,602
American Funds Insurance Series — Global Bond Fund — Page 129 of 173

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Developers Diversified Realty Corp. 4.75% 2018	$940	$967
Devon Energy Corp. 3.25% 2022	170	169
Diamond Offshore Drilling, Inc. 4.875% 2043	830	594
Digicel Group Ltd. 8.25% 2020[6]	2,000	1,726
Digicel Group Ltd. 7.125% 2022[6]	675	527
Discover Card Execution Note Trust, Series 2015-A1, Class A1, 1.054% 2020[1,5]	4,185	4,192
DISH DBS Corp. 4.25% 2018	725	745
DJO Finance LLC 10.75% 2020	890	752
DJO Finco Inc. 8.125% 2021[6]	1,425	1,243
Dominican Republic 7.50% 2021[1,6]	2,000	2,176
Dominican Republic 5.50% 2025[6]	1,375	1,333
Dominican Republic 8.625% 2027[1,6]	225	255
Duke Energy Corp. 3.75% 2024	550	567
Duke Energy Corp. 2.65% 2026	2,695	2,517
Dynegy Finance Inc. 6.75% 2019	150	153
EchoStar Corp. 6.625% 2026[6]	800	806
Electricité de France SA 6.95% 2039[6]	625	785
EMD Finance LLC 2.40% 2020[6]	1,485	1,476
EMD Finance LLC 2.95% 2022[6]	225	224
EMD Finance LLC 3.25% 2025[6]	2,450	2,396
Enbridge Energy Partners, LP 9.875% 2019	750	852
Enbridge Energy Partners, LP 4.375% 2020	480	501
Enbridge Energy Partners, LP 5.20% 2020	1,535	1,635
Enbridge Energy Partners, LP 5.875% 2025	365	407
Enbridge Energy Partners, LP 7.375% 2045	600	745
Enbridge Energy Partners, LP, Series B, 6.50% 2018	820	863
Enbridge Inc. 4.00% 2023	600	609
Enbridge Inc. 4.25% 2026	230	236
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[6]	340	304
Energy Transfer Partners, LP 5.875% 2024	600	623
Energy Transfer Partners, LP 5.50% 2027	1,100	1,078
Enersis Américas SA 4.00% 2026	860	822
Ensco PLC 5.75% 2044	930	679
Enterprise Products Operating LLC 4.85% 2044	490	496
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.499% 2031[1,5,6]	1,747	1,749
Essex Portfolio L.P. 3.50% 2025	2,115	2,084
Essex Portfolio L.P. 3.375% 2026	885	856
Euramax International, Inc. 12.00% 2020[6]	975	1,058
Exelon Corp. 3.40% 2026	1,465	1,438
Exxon Mobil Corp. 2.222% 2021	570	570
Fannie Mae 3.50% 2042[1]	921	950
Fannie Mae 3.50% 2042[1]	453	467
Fannie Mae 3.50% 2042[1]	325	335
Fannie Mae 4.00% 2047[1,9]	23,200	24,380
Fannie Mae 4.50% 2047[1,9]	12,900	13,872
Fannie Mae 4.50% 2047[1,9]	8,100	8,701
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[1]	2,000	1,953
First Data Corp. 5.375% 2023[6]	375	390
First Data Corp. 5.00% 2024[6]	475	479
First Quantum Minerals Ltd. 6.75% 2020[6]	1,656	1,660
First Quantum Minerals Ltd. 7.00% 2021[6]	3,006	3,005
First Quantum Minerals Ltd. 7.25% 2022[6]	200	198
FMG Resources 9.75% 2022[6]	1,465	1,707
Ford Motor Credit Co. 2.375% 2019	2,550	2,549
American Funds Insurance Series — Global Bond Fund — Page 130 of 173

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 2.597% 2019	$2,020	$2,017
Ford Motor Credit Co. 3.20% 2021	3,170	3,175
France Télécom 9.00% 2031	479	721
Freddie Mac 4.00% 2046[1]	9,632	10,122
Freddie Mac, Series K052, Class A1, multifamily 2.598% 2025[1]	932	940
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[1]	18	16
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[1]	68	58
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	925	865
Frontier Communications Corp. 10.50% 2022	375	396
Frontier Communications Corp. 11.00% 2025	1,550	1,606
Gardner Denver, Inc. 6.875% 2021[6]	140	140
General Motors Financial Co. 2.40% 2019	1,930	1,925
Genesis Energy, LP 6.75% 2022	625	653
Georgia Gulf Corp. 4.625% 2021	625	642
Gilead Sciences, Inc. 3.65% 2026	450	456
Gogo Inc. 12.50% 2022[6]	1,850	2,012
Goldman Sachs Group, Inc. 2.00% 2019	850	847
Goldman Sachs Group, Inc. 2.55% 2019	1,530	1,542
Goldman Sachs Group, Inc. 2.875% 2021	3,702	3,720
Goldman Sachs Group, Inc. 3.50% 2025	5,970	5,893
Goldman Sachs Group, Inc. 3.75% 2026	580	582
Goldman Sachs Group, Inc. 4.75% 2045	1,805	1,907
Government National Mortgage Assn. 4.50% 2045[1]	4,919	5,256
Government National Mortgage Assn. 4.50% 2045[1]	1,347	1,439
Government National Mortgage Assn. 4.00% 2047[1,9]	7,241	7,686
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A1A, 5.704% 2049[1]	1,709	1,732
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.867% 2049[1,5]	1,510	1,543
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A1A, 5.793% 2045[1,5]	276	279
Halliburton Co. 3.80% 2025	2,220	2,256
Hardwoods Acquisition Inc 7.50% 2021[6]	750	638
Harris Corp. 1.999% 2018	700	701
Harris Corp. 2.70% 2020	155	155
Harris Corp. 3.832% 2025	105	107
HCA Inc. 5.25% 2026	250	259
HDTFS Inc. 5.875% 2020	1,075	1,056
HDTFS Inc. 5.50% 2024[6]	400	352
Healthsouth Corp. 5.75% 2024	275	280
Healthsouth Corp. 5.75% 2025	470	470
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,6]	3,873	3,849
Holcim Ltd. 5.15% 2023[6]	1,290	1,399
Hospitality Properties Trust 6.70% 2018	680	697
HSBC Bank PLC 1.50% 2018[6]	200	199
HSBC Holdings PLC 4.00% 2022	305	315
HSBC Holdings PLC 3.90% 2026	4,200	4,228
HSBC Holdings PLC 4.30% 2026	2,180	2,260
Humana Inc. 3.85% 2024	1,000	1,024
Humana Inc. 4.95% 2044	1,000	1,053
Hungary 4.00% 2019	4,100	4,251
Hungary 6.25% 2020	810	888
Hungary 5.375% 2023	460	500
Hungary 5.375% 2024	4,700	5,138
Hungary 7.625% 2041	4,474	6,276
Huntsman International LLC 4.875% 2020	725	755
Husky Energy Inc. 7.25% 2019	250	284
Hyundai Capital Services Inc. 2.625% 2020[6]	500	495
American Funds Insurance Series — Global Bond Fund — Page 131 of 173

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Icahn Enterprises Finance Corp. 3.50% 2017	$1,150	$1,153
iHeartCommunications, Inc. 9.00% 2019	675	554
Immucor, Inc. 11.125% 2019	150	142
Imperial Tobacco Finance PLC 3.50% 2023[6]	2,000	2,018
Indonesia (Republic of) 4.875% 2021	2,600	2,759
Indonesia (Republic of) 3.70% 2022[6]	1,850	1,859
Indonesia (Republic of) 3.75% 2022	4,150	4,176
Indonesia (Republic of) 4.125% 2025	1,200	1,192
Indonesia (Republic of) 4.75% 2026	3,500	3,622
Inmarsat PLC 4.875% 2022[6]	775	758
Inmarsat PLC 6.50% 2024[6]	475	483
Intelsat Jackson Holding Co. 7.25% 2019	1,650	1,394
Intelsat Jackson Holding Co. 7.25% 2020	1,175	916
International Paper Co. 7.30% 2039	600	766
Intesa Sanpaolo SpA 5.017% 2024[6]	1,830	1,692
inVentiv Health, Inc. 9.00% 2018[6]	3,365	3,372
iStar Financial Inc. 4.00% 2017	400	403
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A1A, 5.431% 2047[1,5]	408	408
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A1A, 5.439% 2049[1]	348	349
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A1A, 5.713% 2049[1,5]	1,448	1,458
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.713% 2049[1,5]	1,142	1,149
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A4, 5.716% 2051[1]	1,117	1,142
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A1A, 5.85% 2051[1,5]	467	472
Jordan (Hashemite Kingdom of) 5.75% 2027[6]	1,035	983
JPMorgan Chase & Co. 2.55% 2021	6,039	6,018
JPMorgan Chase & Co. 3.25% 2022	1,000	1,011
JPMorgan Chase & Co. 2.70% 2023	1,950	1,907
Jupiter Resources Inc. 8.50% 2022[6]	600	521
Kimco Realty Corp. 6.875% 2019	1,250	1,401
Kimco Realty Corp. 3.40% 2022	175	178
Kimco Realty Corp. 2.70% 2024	695	665
Kinder Morgan Energy Partners, LP 3.50% 2021	175	178
Kinder Morgan Energy Partners, LP 3.45% 2023	2,250	2,233
Kinder Morgan Energy Partners, LP 3.50% 2023	1,600	1,581
Kinder Morgan Energy Partners, LP 4.15% 2024	1,700	1,731
Kinder Morgan Energy Partners, LP 5.50% 2044	4,225	4,315
Kinder Morgan, Inc. 4.30% 2025	2,460	2,534
Kinder Morgan, Inc. 5.55% 2045	1,850	1,949
Kinetic Concepts, Inc. 9.625% 2021[6]	1,325	1,408
Kinetic Concepts, Inc. 12.50% 2021[6]	2,760	2,905
Korea Housing Finance Corp. 2.50% 2020[1,6]	2,250	2,228
Korea Housing Finance Corp. 2.00% 2021[1,6]	2,525	2,421
Kraft Heinz Co. 4.375% 2046	825	778
Kronos Inc., Term Loan B, 9.25% 2024[1,4,5]	750	774
Laboratory Corporation of America Holdings 3.60% 2025	875	872
Latvia (Republic of) 2.75% 2020	900	914
LB Commercial Mortgage Trust, Series 2007-C3, Class A1A, multifamily 5.873% 2044[1,5]	74	75
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43% 2040[1]	197	197
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.159% 2045[1,5]	615	635
Ligado Networks, Term Loan, 9.75% 2020[1,4,5,8]	4,392	4,081
Lima Metro Line Finance Ltd. 5.875% 2034[1,6]	2,000	2,120
Limited Brands, Inc. 6.875% 2035	775	794
Lithuania (Republic of) 7.375% 2020	2,475	2,827
Lithuania (Republic of) 6.125% 2021[6]	450	505
Lithuania (Republic of) 6.625% 2022[6]	200	233
American Funds Insurance Series — Global Bond Fund — Page 132 of 173

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Lockheed Martin Corp. 2.50% 2020	$205	$207
Lockheed Martin Corp. 3.10% 2023	170	172
Lockheed Martin Corp. 3.55% 2026	270	276
LSC Communications, Inc. 8.75% 2023[6]	325	327
Mallinckrodt PLC 4.875% 2020[6]	1,135	1,145
McClatchy Co. 9.00% 2022	700	749
McDonald’s Corp. 3.70% 2026	650	662
McDonald’s Corp. 4.70% 2035	280	297
McDonald’s Corp. 4.875% 2045	430	461
Medtronic, Inc. 2.50% 2020	1,455	1,471
Medtronic, Inc. 3.50% 2025	3,500	3,603
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 5.826% 2050[1,5]	586	591
MetroPCS Wireless, Inc. 6.25% 2021	1,525	1,590
Microsoft Corp. 2.40% 2026	1,730	1,635
Microsoft Corp. 3.70% 2046	870	819
MidAmerican Energy Co. 4.40% 2044	240	255
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.852% 2049[1,5]	240	243
Molina Healthcare, Inc. 5.375% 2022	1,210	1,234
Morgan Stanley 2.125% 2018	775	778
Morgan Stanley 3.125% 2026	1,421	1,358
Morgan Stanley 3.875% 2026	1,580	1,597
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AM, 5.406% 2044[1]	200	200
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4, 5.902% 2049[1,5]	45	46
Morocco (Kingdom of) 5.50% 2042	3,100	3,189
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	550	634
Navient Corp. 4.875% 2019	700	726
Navient Corp. 5.50% 2023	70	68
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[6]	200	171
Navios Maritime Holdings Inc. 7.375% 2022[6]	3,400	2,057
Needle Merger Sub Corp. 8.125% 2019[6]	396	395
Neiman Marcus Group LTD Inc. 8.00% 2021[6]	425	318
Newell Rubbermaid Inc. 3.85% 2023	1,620	1,681
Newell Rubbermaid Inc. 4.20% 2026	4,060	4,237
Newell Rubbermaid Inc. 5.50% 2046	495	568
NGL Energy Partners LP 6.875% 2021	1,425	1,464
NGPL PipeCo LLC 7.119% 2017[6]	225	236
NGPL PipeCo LLC 9.625% 2019[6]	2,165	2,279
Niagara Mohawk Power Corp. 3.508% 2024[6]	180	183
Niagara Mohawk Power Corp. 4.278% 2034[6]	300	305
Noble Corp. PLC 7.20% 2025	435	410
Noble Corp. PLC 8.20% 2045	650	544
Novelis Corp. 5.875% 2026[6]	325	329
NRG Energy, Inc. 6.25% 2022	805	811
NRG Energy, Inc. 6.625% 2027[6]	850	807
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,6]	1,093	301
Pacific Gas and Electric Co. 3.25% 2023	580	592
Pacific Gas and Electric Co. 3.85% 2023	300	317
Pacific Gas and Electric Co. 2.95% 2026	590	578
Pacific Gas and Electric Co. 3.75% 2042	630	592
Pacific Gas and Electric Co. 4.25% 2046	1,900	1,935
PacifiCorp. 3.35% 2025	1,015	1,030
Pakistan (Islamic Republic of) 5.50% 2021[6]	3,825	3,892
Pakistan (Islamic Republic of) 8.25% 2024	1,980	2,151
Pernod Ricard SA 4.45% 2022[6]	1,885	2,000
Peru (Republic of) 4.125% 2027	1,455	1,519
American Funds Insurance Series — Global Bond Fund — Page 133 of 173

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Peru (Republic of) 5.625% 2050	$280	$318
Petrobras Global Finance Co. 6.85% 2115	2,000	1,630
Petrobras International Finance Co. 5.75% 2020	1,000	1,015
Petróleos Mexicanos 3.50% 2018	3,135	3,171
Petróleos Mexicanos 4.875% 2022	3,420	3,439
Petróleos Mexicanos 5.625% 2046	1,000	834
PG&E Corp. 2.40% 2019	555	557
Philip Morris International Inc. 4.25% 2044	475	469
Phillips 66 Partners LP 4.68% 2045	110	102
Ply Gem Industries, Inc. 6.50% 2022	1,100	1,140
PNC Bank 2.40% 2019	1,225	1,236
PNC Bank 2.30% 2020	865	864
PNC Bank 2.60% 2020	275	277
PNC Funding Corp. 3.30% 2022	1,000	1,028
Progress Energy, Inc. 7.05% 2019	910	1,006
Progress Energy, Inc. 7.75% 2031	550	757
Prologis, Inc. 3.35% 2021	200	206
Prologis, Inc. 4.25% 2023	2,075	2,204
Prologis, Inc. 3.75% 2025	575	589
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,594
Puget Energy, Inc. 6.50% 2020	335	378
Puget Energy, Inc. 6.00% 2021	1,023	1,146
Puget Energy, Inc. 5.625% 2022	480	532
QGOG Constellation SA 6.25% 2019[6]	2,150	1,430
Qorvo, Inc. 7.00% 2025	725	807
Quintiles Transnational Corp. 4.875% 2023[6]	415	423
R.R. Donnelley & Sons Co. 7.875% 2021	300	311
R.R. Donnelley & Sons Co. 6.50% 2023	1,000	979
Rabobank Nederland 4.625% 2023	2,795	2,942
Rayonier Advanced Materials Inc. 5.50% 2024[6]	420	395
RCI Banque 3.50% 2018[6]	1,500	1,527
Reynolds American Inc. 2.30% 2018	230	232
Reynolds American Inc. 3.25% 2020	640	656
Reynolds American Inc. 4.00% 2022	905	947
Reynolds American Inc. 4.45% 2025	4,325	4,568
Reynolds American Inc. 5.70% 2035	50	58
Reynolds American Inc. 6.15% 2043	825	997
Reynolds American Inc. 5.85% 2045	420	498
Reynolds Group Inc. 5.75% 2020	615	635
Roche Holdings, Inc. 2.875% 2021[6]	1,250	1,271
Roche Holdings, Inc. 3.35% 2024[6]	1,900	1,944
Roche Holdings, Inc. 2.375% 2027[6]	725	678
Rowan Companies Inc. 7.375% 2025	100	102
Royal Dutch Shell PLC 1.375% 2019	2,000	1,972
Royal Dutch Shell PLC 1.75% 2021	1,740	1,690
Ryerson Inc. 11.00% 2022[6]	1,550	1,709
Sabine Pass Liquefaction, LLC 5.625% 2021	1,650	1,774
Sabine Pass Liquefaction, LLC 5.75% 2024	200	216
Sabine Pass Liquefaction, LLC 5.625% 2025	390	419
Sabine Pass Liquefaction, LLC 5.00% 2027[6]	275	278
Saudi Arabia (Kingdom of) 2.375% 2021[6]	900	875
Saudi Arabia (Kingdom of) 3.25% 2026[6]	3,725	3,537
Scentre Group 3.50% 2025[6]	600	592
Schlumberger BV 4.00% 2025[6]	1,460	1,530
Seagate Technology LLC 4.75% 2023	700	694
American Funds Insurance Series — Global Bond Fund — Page 134 of 173

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Shire PLC 1.90% 2019	$2,000	$1,975
Shire PLC 2.40% 2021	4,350	4,203
Shire PLC 2.875% 2023	445	423
Shire PLC 3.20% 2026	405	379
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,508
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[6]	1,625	1,361
Skandinaviska Enskilda Banken AB 2.625% 2021	2,250	2,252
Slovenia (Republic of) 4.75% 2018[6]	1,010	1,048
Slovenia (Republic of) 5.50% 2022	10,840	12,002
Slovenia (Republic of) 5.50% 2022[6]	200	221
Slovenia (Republic of) 5.85% 2023	5,725	6,459
Slovenia (Republic of) 5.25% 2024	1,010	1,109
SM Energy Co. 5.625% 2025	450	437
SoftBank Corp. 4.50% 2020[6]	1,725	1,772
Solera Holdings, Inc. 10.50% 2024[6]	350	396
Sotheby’s Holdings, Inc. 5.25% 2022[6]	455	449
Southwestern Energy Co. 4.10% 2022	1,480	1,406
Starwood Property Trust, Inc. 5.00% 2021[6]	150	152
Statoil ASA 3.70% 2024	1,950	2,041
Statoil ASA 4.25% 2041	1,000	998
Sunoco LP 6.25% 2021	830	848
Sweden (Kingdom of) 1.125% 2019[6]	3,000	2,956
Talen Energy Corp. 4.625% 2019[6]	650	619
Targa Resources Corp. 4.125% 2019	1,150	1,170
Targa Resources Partners LP 6.75% 2024	390	420
Teco Finance, Inc. 5.15% 2020	75	80
Teekay Corp. 8.50% 2020	2,775	2,650
Tenet Healthcare Corp. 4.375% 2021	425	421
Tenet Healthcare Corp., First Lien, 4.75% 2020	175	177
Tenet Healthcare Corp., First Lien, 6.00% 2020	450	470
Tenet Healthcare Corp., First Lien, 4.50% 2021	1,925	1,925
Tennessee Valley Authority 5.88% 2036	500	663
Tennessee Valley Authority 5.25% 2039	1,750	2,201
Tesoro Logistics LP 5.50% 2019	605	643
Tesoro Logistics LP 5.25% 2025	300	308
Teva Pharmaceutical Finance Company BV 1.40% 2018	380	377
Teva Pharmaceutical Finance Company BV 2.20% 2021	270	258
Teva Pharmaceutical Finance Company BV 2.80% 2023	135	128
Teva Pharmaceutical Finance Company BV 3.15% 2026	145	134
Teva Pharmaceutical Finance Company BV 4.10% 2046	140	120
Thermo Fisher Scientific Inc. 2.40% 2019	390	393
Thomson Reuters Corp. 5.65% 2043	670	739
TI Automotive Ltd. 8.75% 2023[6]	720	756
T-Mobile US, Inc. 6.731% 2022	550	576
Total Capital International 2.875% 2022	315	317
TransCanada PipeLines Ltd. 7.625% 2039	250	358
Transocean Inc. 9.00% 2023[6]	275	283
Trilogy International Partners, LLC 13.375% 2019[6]	1,950	2,008
Turkey (Republic of) 6.25% 2022	1,880	1,959
Turkey (Republic of) 6.75% 2040	210	213
U.S. Treasury 0.875% 2017	6,800	6,806
U.S. Treasury 0.75% 2018	3,100	3,078
U.S. Treasury 1.00% 2018	3,000	2,991
U.S. Treasury 1.50% 2018	6,400	6,441
U.S. Treasury 3.50% 2018	7,200	7,398
American Funds Insurance Series — Global Bond Fund — Page 135 of 173

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2019[10]	$26,200	$26,400
U.S. Treasury 1.625% 2019	894	900
U.S. Treasury 1.75% 2019	12,050	12,169
U.S. Treasury 1.25% 2020	5,200	5,162
U.S. Treasury 1.375% 2020	17,900	17,788
U.S. Treasury 1.375% 2020	5,900	5,838
U.S. Treasury 1.50% 2020	7,000	6,979
U.S. Treasury 1.625% 2020	2,500	2,498
U.S. Treasury 1.625% 2020	540	540
U.S. Treasury 1.75% 2020	10,300	10,298
U.S. Treasury 2.125% 2020	4,000	4,065
U.S. Treasury 1.125% 2021	59,160	57,570
U.S. Treasury 1.375% 2021	5,000	4,902
U.S. Treasury 1.75% 2021	6,000	5,956
U.S. Treasury 2.00% 2021	6,950	6,978
U.S. Treasury 2.25% 2024	2,100	2,088
U.S. Treasury 2.50% 2024	7,550	7,666
U.S. Treasury 3.00% 2045	7,050	6,935
U.S. Treasury 2.25% 2046	7,450	6,246
U.S. Treasury 2.875% 2046	29,625	28,524
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	6,922	6,811
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	32,348	32,959
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	11,328	11,154
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	5,606	5,581
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	1,475	1,694
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	9,868	9,962
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	669	635
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	1,262	1,160
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	6,057	6,627
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	688	650
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	32,925	33,135
United Mexican States 4.125% 2026	1,800	1,790
United Mexican States 4.75% 2044	3,200	2,917
United Rentals, Inc. 5.50% 2025	325	333
UnitedHealth Group Inc. 2.70% 2020	520	528
UnitedHealth Group Inc. 3.75% 2025	485	502
State of California, Various Purpose G.O. Bonds, 7.60% 2040	4,210	6,352
State of California, Various Purpose G.O. Bonds, 7.625% 2040	285	420
Verizon Communications Inc. 4.272% 2036	3,222	3,089
Verizon Communications Inc. 4.125% 2046	1,814	1,645
Verizon Communications Inc. 4.522% 2048	1,930	1,855
Virgin Australia Holdings Ltd. 8.50% 2019[6]	325	338
Volkswagen Group of America Finance, LLC 2.45% 2019[6]	545	544
VPI Escrow Corp. 6.75% 2018[6]	60	57
VPI Escrow Corp. 6.375% 2020[6]	3,625	3,132
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342% 2043[1]	24	24
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5, 5.50% 2047[1]	250	251
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, 5.591% 2047[1,5]	380	382
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.707% 2049[1,5]	146	147
Walgreens Boots Alliance, Inc. 1.75% 2018	1,200	1,201
Walgreens Boots Alliance, Inc. 2.60% 2021	375	373
Walgreens Boots Alliance, Inc. 3.10% 2023	325	323
WEA Finance LLC 1.75% 2017[6]	655	655
WEA Finance LLC 2.70% 2019[6]	1,500	1,517
WEA Finance LLC 3.25% 2020[6]	2,030	2,065
American Funds Insurance Series — Global Bond Fund — Page 136 of 173

Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
WEA Finance LLC 3.75% 2024[6]	$535	$541
Weatherford International PLC 4.50% 2022	910	794
Weatherford International PLC 8.25% 2023	875	892
Weatherford International PLC 9.875% 2024[6]	400	427
Weatherford International PLC 6.50% 2036	400	323
Weatherford International PLC 6.75% 2040	1,080	869
WellPoint, Inc. 2.30% 2018	585	589
Western Digital Corp. 7.375% 2023[6]	425	469
Western Gas Partners LP 4.00% 2022	1,500	1,525
Western Gas Partners LP 3.95% 2025	2,900	2,861
Whiting Petroleum Corp. 6.50% 2018	120	120
Williams Companies, Inc. 3.70% 2023	900	873
Williams Partners LP 4.125% 2020	375	390
Williams Partners LP 5.25% 2020	225	240
Williams Partners LP 4.50% 2023	760	781
Williams Partners LP 4.30% 2024	1,380	1,394
Wind Acquisition SA 4.75% 2020[6]	700	709
Wind Acquisition SA 7.375% 2021[6]	2,225	2,320
Windstream Holdings, Inc. 7.75% 2021	2,025	2,092
WM. Wrigley Jr. Co 3.375% 2020[6]	515	529
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[6]	475	454
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[6]	275	273
Wynn Macau, Ltd. 5.25% 2021[6]	1,150	1,164
ZF Friedrichshafen AG 4.50% 2022[6]	235	243
ZF Friedrichshafen AG 4.75% 2025[6]	435	444
Ziggo Bond Finance BV 5.50% 2027[6]	900	880
Zimmer Holdings, Inc. 3.15% 2022	790	788
		1,052,917
Total bonds, notes & other debt instruments (cost: $2,219,617,000)		2,132,415
Convertible stocks 0.04% U.S. dollars 0.00%	Shares
CEVA Group PLC, Series A-1, 4.022% convertible preferred[5,7,11]	329	115
CEVA Group PLC, Series A-2, 3.022% convertible preferred[5,7,11]	36	9
		124
Miscellaneous 0.04%
Other convertible stocks in initial period of acquisition		816
Total convertible stocks (cost: $1,202,000)		940
Common stocks 0.07% U.S. dollars 0.07%
Warrior Met Coal, LLC, Class B6,7,12	1,825	630
Warrior Met Coal, LLC, Class A6,7,12	606	209
Corporate Risk Holdings I, Inc.[7,12]	25,840	294
Corporate Risk Holdings Corp.[7,12]	131	—
NII Holdings, Inc.[12]	129,368	278
CEVA Group PLC[7,11,12]	431	108
Atrium Corp.[6,7,12]	2	—
Total common stocks (cost: $4,152,000)		1,519
American Funds Insurance Series — Global Bond Fund — Page 137 of 173

Rights & warrants 0.00% Miscellaneous 0.00%	Shares	Value (000)
Other rights & warrants in initial period of acquisition		$—
Total rights & warrants (cost: $0)		—
Short-term securities 6.97%	Principal amount (000)
American Honda Finance Corp. 0.76% due 2/21/2017	$ 30,000	29,973
BMW U.S. Capital LLC 0.83% due 3/17/2017[6]	20,000	19,963
Federal Home Loan Bank 0.50%–0.51% due 2/7/2017–2/13/2017	20,000	19,991
General Electric Co. 0.60% due 1/3/2017	6,750	6,750
Liberty Street Funding Corp. 1.05% due 3/15/2017[6]	20,000	19,963
Microsoft Corp. 0.70% due 2/1/2017[6]	15,000	14,992
Mizuho Bank, Ltd. 0.70% due 1/30/2017–2/2/2017[6]	35,000	34,977
Nestlé Capital Corp. 0.71% due 1/12/2017[6]	10,000	9,998
Total short-term securities (cost: $156,597,000)		156,607
Total investment securities 101.93% (cost: $2,381,568,000)		2,291,481
Other assets less liabilities (1.93)%		(43,297)
Net assets 100.00%		$2,248,184
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $429,247,000.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 12/31/2016 (000)
			Receive (000)	Deliver (000)
Purchases:
British pounds	1/13/2017	JPMorgan Chase	£5,633	$7,150	$(204)
Euros	1/6/2017	UBS AG	€17,250	$18,848	(680)
Euros	1/10/2017	HSBC Bank	€4,052	$4,375	(107)
Euros	1/12/2017	Barclays Bank PLC	€13,503	$14,386	(161)
Euros	1/19/2017	Bank of America, N.A.	€6,645	$7,145	(141)
Japanese yen	1/6/2017	JPMorgan Chase	¥3,321,365	$29,950	(1,515)
Japanese yen	1/11/2017	Citibank	¥118,559	$1,059	(44)
Japanese yen	1/11/2017	HSBC Bank	¥2,541,140	$22,450	(689)
Japanese yen	1/12/2017	Barclays Bank PLC	¥479,785	$4,204	(95)
Japanese yen	1/20/2017	Citibank	¥351,002	$3,089	(81)
Japanese yen	1/20/2017	JPMorgan Chase	¥392,477	$3,451	(88)
Japanese yen	1/20/2017	JPMorgan Chase	¥1,877,634	$16,350	(263)
Japanese yen	1/26/2017	Bank of America, N.A.	¥2,364,530	$20,600	(335)
Japanese yen	2/6/2017	Citibank	¥392,473	$3,471	(106)
Japanese yen	2/16/2017	HSBC Bank	¥1,310,000	$11,398	(162)
Japanese yen	2/24/2017	HSBC Bank	¥846,335	$7,199	63
Norwegian kroner	1/13/2017	Bank of America, N.A.	NKr48,486	$5,743	(127)
Norwegian kroner	1/24/2017	Barclays Bank PLC	NKr46,831	$5,408	16
Swedish kronor	1/24/2017	Barclays Bank PLC	SKr60,114	$6,418	191
Swedish kronor	2/16/2017	Barclays Bank PLC	SKr30,059	$3,292	17
					$(4,511)
American Funds Insurance Series — Global Bond Fund — Page 138 of 173

	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 12/31/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	1/9/2017	JPMorgan Chase	$4,189	A$5,600	$148
Australian dollars	1/11/2017	Bank of America, N.A.	$7,382	A$10,000	168
Australian dollars	1/25/2017	UBS AG	$14,713	A$20,200	146
Brazilian reais	4/3/2017	Citibank	$511	BRL1,800	(28)
Brazilian reais	4/3/2017	Citibank	$6,912	BRL24,200	(335)
British pounds	1/10/2017	HSBC Bank	€5,606	£4,750	49
Canadian dollars	1/23/2017	JPMorgan Chase	€2,872	C$4,000	48
Canadian dollars	1/23/2017	Bank of America, N.A.	€2,872	C$4,000	47
Canadian dollars	1/23/2017	Bank of America, N.A.	$5,956	C$7,950	33
Chilean pesos	1/20/2017	Citibank	$20,819	CLP13,864,500	153
Colombian pesos	1/11/2017	Citibank	$4,345	COP13,434,070	(120)
Colombian pesos	1/11/2017	JPMorgan Chase	$4,666	COP14,451,550	(136)
Danish kroner	2/6/2017	Citibank	NKr29,852	DKr24,600	(33)
Euros	1/6/2017	JPMorgan Chase	$11,314	€10,700	45
Euros	1/9/2017	Citibank	SKr94,766	€9,650	245
Euros	1/12/2017	HSBC Bank	¥650,453	€5,350	(66)
Euros	1/13/2017	HSBC Bank	NKr14,378	€1,600	(20)
Euros	1/19/2017	JPMorgan Chase	£5,659	€6,700	(82)
Euros	1/19/2017	Bank of America, N.A.	$21,883	€21,050	(301)
Euros	1/20/2017	Citibank	£17,558	€20,900	(375)
Euros	1/23/2017	JPMorgan Chase	£11,534	€13,700	(216)
Hungarian forints	1/10/2017	HSBC Bank	€3,181	HUF1,000,000	(54)
Indian rupees	1/11/2017	JPMorgan Chase	$7,105	INR489,200	(94)
Indian rupees	1/11/2017	UBS AG	$9,004	INR620,000	(120)
Israeli shekels	1/23/2017	Citibank	$6,681	ILS25,700	5
Malaysian ringgits	1/13/2017	UBS AG	$5,963	MYR26,400	81
New Zealand dollars	1/13/2017	Citibank	£5,617	NZ$10,050	(53)
New Zealand dollars	1/24/2017	JPMorgan Chase	$5,024	NZ$7,150	61
Polish zloty	1/10/2017	JPMorgan Chase	$9,534	PLN39,827	19
South African rand	1/12/2017	JPMorgan Chase	$1,990	ZAR28,350	(69)
					$(854)
Forward currency contracts — net					$(5,365)
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $166,185,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 12/31/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.384%	12/15/2018	$65,000	$(79)
Receive	LCH	6-month NOK-NIBOR	1.36	12/19/2019	NKr250,000	11
Receive	LCH	3-month USD-LIBOR	1.572	9/16/2020	$10,000	(83)
Receive	LCH	3-month USD-LIBOR	1.8855	12/15/2021	23,100	(87)
Receive	LCH	3-month USD-LIBOR	1.885	12/15/2021	115,900	(439)
Pay	LCH	3-month USD-LIBOR	2.468	12/19/2026	10,000	(123)
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	17,400	207
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	1,100	11
American Funds Insurance Series — Global Bond Fund — Page 139 of 173

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 12/31/2016 (000)
Pay	LCH	3-month USD-LIBOR	2.556%	11/27/2045	$10,000	$55
Pay	LCH	3-month USD-LIBOR	2.354	1/29/2046	6,000	293
Pay	LCH	3-month USD-LIBOR	2.116	4/15/2046	5,750	580
Receive	LCH	6-month EURIBOR	1.1193	5/27/2046	€2,500	(72)
Pay	LCH	3-month USD-LIBOR	1.909	10/11/2046	$5,750	848
						$1,122
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Step bond; coupon rate will increase at a later date.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $6,709,000, which represented .30% of the net assets of the fund.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $280,390,000, which represented 12.47% of the net assets of the fund.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,370,000, which represented .11% of the net assets of the fund.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[9]	Purchased on a TBA basis.
[10]	A portion of this security was pledged as collateral. The total value of pledged collateral was $12,261,000, which represented .55% of the net assets of the fund.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[12]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 4.022% convertible preferred	4/3/2013	$334	$115.01%
CEVA Group PLC	3/10/2010	998	108.00
CEVA Group PLC, Series A-2, 3.022% convertible preferred	3/10/2010	52	9.00
Total private placement securities		$1,384	$232.01%

Key to abbreviations and symbols
A$ = Australian dollars	LCH = LCH.Clearnet
ARS = Argentine pesos	LIBOR = London Interbank Offered Rate
BRL = Brazilian reais	LOC = Letter of Credit
£ = British pounds	MXN = Mexican pesos
C$ = Canadian dollars	MYR = Malaysian ringgits
CLP = Chilean pesos	NIBOR = Norway Interbank Offered Rate
COP = Colombian pesos	NOK/NKr = Norwegian kroner
DKr = Danish kroner	NZ$ = New Zealand dollars
EURIBOR = Euro Interbank Offered Rate	PHP = Philippine pesos
€ = Euros	PLN = Polish zloty
G.O. = General Obligation	SKr = Swedish kronor
HUF = Hungarian forints	TBA = To-be-announced
ILS = Israeli shekels	THB = Thai baht
INR = Indian rupees	TRY = Turkish lira
¥ = Japanese yen	ZAR = South African rand
American Funds Insurance Series — Global Bond Fund — Page 140 of 173

High-Income Bond Fund
Investment portfolio
December 31, 2016
Bonds, notes & other debt instruments 92.06% Corporate bonds & notes 90.35% Energy 17.62%	Principal amount (000)	Value (000)
American Energy (Marcellus), Term Loan A, 8.50% 2021[1,2,3]	$5,601	$700
American Energy (Marcellus), Term Loan B, 5.25% 2020[1,2,3]	7,975	4,426
American Energy (Permian Basin) 7.125% 2020[4]	7,520	6,467
American Energy (Permian Basin) 7.375% 2021[4]	1,920	1,637
American Midstream Partners, LP, 8.50% 2021[4]	1,675	1,667
Antero Resources Corp. 5.375% 2024[4]	2,235	2,285
Antero Resources Corp. 5.00% 2025[4]	1,125	1,106
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[4]	5,975	6,005
California Resources Corp., Term Loan B1, 11.375% 2021[1,2,3]	1,325	1,477
Cheniere Energy, Inc. 7.00% 2024[4]	940	1,022
Cheniere Energy, Inc. 5.875% 2025[4]	5,325	5,453
Chesapeake Energy Corp. 4.13% 2019[3]	7,425	7,499
Chesapeake Energy Corp. 4.875% 2022	4,200	3,822
Chesapeake Energy Corp. 8.00% 2022[4]	2,830	3,068
Chesapeake Energy Corp. 8.00% 2025[4]	4,675	4,786
Chesapeake Energy Corp., Term Loan, 8.50% 2021[1,2,3]	1,350	1,474
Concho Resources Inc. 5.50% 2023	700	729
Concho Resources Inc. 4.375% 2025	1,525	1,530
CONSOL Energy Inc. 5.875% 2022	13,325	13,125
DCP Midstream Operating LP 4.95% 2022	5,000	5,150
DCP Midstream Operating LP 3.875% 2023	2,105	2,035
Denbury Resources Inc. 9.00% 2021[4]	1,217	1,324
Diamond Offshore Drilling, Inc. 4.875% 2043	2,310	1,652
Enbridge Energy Partners, LP 4.375% 2020	900	940
Enbridge Energy Partners, LP 5.875% 2025	685	764
Enbridge Energy Partners, LP 7.375% 2045	1,120	1,392
Enbridge Inc., Series A, 6.00% 2077	2,225	2,225
Energy Transfer Partners, LP 7.50% 2020	3,800	4,256
Energy Transfer Partners, LP 5.875% 2024	5,700	5,914
Energy Transfer Partners, LP 5.50% 2027	2,470	2,421
Ensco PLC 5.20% 2025	1,100	956
Ensco PLC 5.75% 2044	4,645	3,391
EP Energy Corp. 9.375% 2020	1,240	1,149
EP Energy Corp. 8.00% 2024[4]	1,300	1,404
Extraction Oil & Gas Holdings LLC 7.875% 2021[4]	3,550	3,816
Genesis Energy, LP 6.75% 2022	3,650	3,811
Holly Energy Partners, LP 6.00% 2024[4]	2,185	2,289
Jupiter Resources Inc. 8.50% 2022[4]	3,900	3,383
Kinder Morgan, Inc. 4.30% 2025	1,440	1,483
Murphy Oil Corp. 6.875% 2024	2,325	2,482
Murray Energy Corp. 11.25% 2021[4]	3,150	2,449
NGL Energy Partners LP 5.125% 2019	465	464
NGL Energy Partners LP 6.875% 2021	9,940	10,213
NGL Energy Partners LP 7.50% 2023[4]	1,950	2,023
NGPL PipeCo LLC 7.119% 2017[4]	3,425	3,588
American Funds Insurance Series — High-Income Bond Fund — Page 141 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
NGPL PipeCo LLC 9.625% 2019[4]	$13,810	$14,535
NGPL PipeCo LLC 7.768% 2037[4]	1,795	1,912
Noble Corp. PLC 7.75% 2024	3,850	3,631
Noble Corp. PLC 7.20% 2025	3,135	2,955
Noble Corp. PLC 8.20% 2045	3,450	2,889
ONEOK, Inc. 4.25% 2022	1,625	1,641
ONEOK, Inc. 7.50% 2023	1,250	1,441
Parsley Energy, Inc. 6.25% 2024[4]	350	370
Parsley Energy, Inc. 5.375% 2025[4]	2,075	2,092
PDC Energy Inc. 7.75% 2022	3,450	3,692
Petrobras Global Finance Co. 3.00% 2019	3,415	3,337
Petrobras Global Finance Co. 8.375% 2021	3,400	3,672
Petrobras Global Finance Co. 6.25% 2024	1,395	1,342
Petrobras International Finance Co. 5.75% 2020	4,740	4,811
Petróleos Mexicanos 5.375% 2022[4]	215	220
Petróleos Mexicanos 4.625% 2023[4]	2,700	2,633
QGOG Constellation SA 6.25% 2019[4]	6,105	4,060
Range Resources Corp. 4.875% 2025	2,075	2,021
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	2,775	2,879
Rice Energy Inc. 6.25% 2022	900	929
Rice Energy Inc. 7.25% 2023	750	799
Rowan Companies Inc. 7.375% 2025	1,650	1,687
Sabine Pass Liquefaction, LLC 5.625% 2021	5,250	5,644
Sabine Pass Liquefaction, LLC 5.75% 2024	7,025	7,570
Sabine Pass Liquefaction, LLC 5.625% 2025	5,895	6,330
Sabine Pass Liquefaction, LLC 5.875% 2026[4]	1,050	1,135
Sabine Pass Liquefaction, LLC 5.00% 2027[4]	3,750	3,797
Seven Generations Energy Ltd. 6.75% 2023[4]	525	562
SM Energy Co. 5.625% 2025	2,725	2,643
SM Energy Co. 6.75% 2026	275	285
Southwestern Energy Co. 4.10% 2022	7,755	7,366
Southwestern Energy Co. 6.70% 2025	1,090	1,120
Sunoco LP 5.50% 2020	2,695	2,752
Sunoco LP 6.25% 2021	4,005	4,090
Targa Resources Corp. 4.125% 2019	5,650	5,749
Targa Resources Corp. 5.125% 2025[4]	2,600	2,590
Targa Resources Partners LP 6.75% 2024	1,910	2,058
Targa Resources Partners LP 5.375% 2027[4]	375	373
Teekay Corp. 8.50% 2020	16,173	15,445
Tesoro Corp. 4.75% 2023[4]	475	478
Tesoro Corp. 5.125% 2026[4]	1,725	1,748
Tesoro Logistics LP 6.125% 2021	170	179
Tesoro Logistics LP 6.25% 2022	450	479
Tesoro Logistics LP 6.375% 2024	1,170	1,258
Tesoro Logistics LP 5.25% 2025	3,125	3,203
Transocean Inc. 8.125% 2021	2,855	2,869
Transocean Inc. 9.00% 2023[4]	3,500	3,605
Weatherford International PLC 7.75% 2021	1,400	1,419
Weatherford International PLC 4.50% 2022	4,140	3,612
Weatherford International PLC 8.25% 2023	3,950	4,029
Weatherford International PLC 9.875% 2024[4]	4,300	4,593
Weatherford International PLC 6.50% 2036	2,275	1,837
Weatherford International PLC 6.75% 2040	6,680	5,377
Whiting Petroleum Corp. 6.50% 2018	570	569
American Funds Insurance Series — High-Income Bond Fund — Page 142 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Williams Companies, Inc. 3.70% 2023	$4,700	$4,559
Williams Partners LP 3.60% 2022	405	407
YPF Sociedad Anónima 8.50% 2021[4]	1,385	1,489
		314,019
Telecommunication services 12.72%
Altice Financing SA 6.625% 2023[4]	835	860
Altice Finco SA 9.875% 2020[4]	850	899
Altice Finco SA 6.50% 2022[4]	1,000	1,045
Altice NV 5.50% 2026[4]	1,300	1,329
CenturyLink, Inc. 7.50% 2024	3,663	3,855
CenturyLink, Inc. 5.625% 2025	725	691
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	10,845	11,197
Cincinnati Bell Inc. 7.00% 2024[4]	2,675	2,836
Columbus International Inc. 7.375% 2021[4]	1,800	1,922
Digicel Group Ltd. 8.25% 2020[4]	13,300	11,478
Digicel Group Ltd. 6.00% 2021[4]	2,850	2,591
Digicel Group Ltd. 7.125% 2022[4]	2,415	1,885
Frontier Communications Corp. 8.50% 2020	3,000	3,161
Frontier Communications Corp. 8.875% 2020	1,050	1,122
Frontier Communications Corp. 8.75% 2022	200	199
Frontier Communications Corp. 10.50% 2022	7,580	7,997
Frontier Communications Corp. 11.00% 2025	8,687	9,002
Inmarsat PLC 4.875% 2022[4]	4,250	4,154
Inmarsat PLC 6.50% 2024[4]	3,700	3,765
Intelsat Jackson Holding Co. 7.25% 2019	11,850	10,013
Intelsat Jackson Holding Co. 7.25% 2020	5,425	4,232
Level 3 Communications, Inc. 5.125% 2023	2,150	2,163
Ligado Networks, Term Loan, 9.75% 2020[1,2,3,5]	24,292	22,572
MetroPCS Wireless, Inc. 6.25% 2021	11,650	12,145
MetroPCS Wireless, Inc. 6.625% 2023	3,950	4,197
Neptune Finco Corp. (Altice NV) 10.125% 2023[4]	1,925	2,228
Neptune Finco Corp. (Altice NV) 6.625% 2025[4]	2,025	2,217
Numericable Group SA 6.00% 2022[4]	1,290	1,329
Numericable Group SA 7.375% 2026[4]	3,325	3,408
Sable International Finance Ltd. 6.875% 2022[4]	1,600	1,672
SBA Communications Corp. 4.875% 2024[4]	4,050	4,010
SoftBank Corp. 4.50% 2020[4]	8,725	8,965
SoftBank Group Corp. 3.36% 2023[2,4]	3,115	3,122
Sprint Capital Corp. 6.90% 2019	1,225	1,300
Sprint Nextel Corp. 8.375% 2017	625	649
Sprint Nextel Corp. 7.00% 2020	650	691
Sprint Nextel Corp. 7.25% 2021	3,525	3,754
Sprint Nextel Corp. 11.50% 2021	5,250	6,471
Sprint Nextel Corp. 7.875% 2023	2,050	2,194
Sprint Nextel Corp. 6.875% 2028	1,675	1,658
T-Mobile US, Inc. 6.731% 2022	2,400	2,514
T-Mobile US, Inc. 6.00% 2024	675	713
T-Mobile US, Inc. 6.375% 2025	3,025	3,241
T-Mobile US, Inc. 6.50% 2026	475	515
Trilogy International Partners, LLC 13.375% 2019[4]	10,825	11,150
Wind Acquisition SA 4.75% 2020[4]	3,150	3,189
Wind Acquisition SA 7.375% 2021[4]	17,125	17,853
Windstream Holdings, Inc. 7.75% 2021	10,575	10,924
American Funds Insurance Series — High-Income Bond Fund — Page 143 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Zayo Group Holdings, Inc. 6.00% 2023	$1,275	$1,332
Zayo Group Holdings, Inc. 6.375% 2025	1,625	1,704
Ziggo Bond Finance BV 5.50% 2027[4]	4,700	4,593
		226,706
Health care 11.45%
Alere Inc. 6.50% 2020	660	653
AMN Healthcare Services, Inc. 5.125% 2024[4]	1,175	1,175
Centene Corp. 5.625% 2021	3,555	3,747
Centene Corp. 4.75% 2022	10,290	10,444
Centene Corp. 6.125% 2024	2,150	2,271
Centene Corp. 4.75% 2025	5,025	4,918
Community Health Systems Inc. 5.125% 2021	3,210	2,985
Concordia Healthcare Corp., Term Loan B, 5.25% 2021[1,2,3]	1,484	1,166
Concordia Healthcare Corp. 9.00% 2022[4]	1,500	1,277
Concordia Healthcare Corp. 9.50% 2022[4]	5,915	2,129
Concordia Healthcare Corp. 7.00% 2023[4]	5,215	1,669
DaVita HealthCare Partners Inc. 5.00% 2025	2,465	2,431
DJO Finance LLC 10.75% 2020	4,550	3,845
DJO Finco Inc. 8.125% 2021[4]	9,160	7,992
Endo Finance LLC & Endo Finco Inc. 5.375% 2023[4]	600	513
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[4]	1,585	1,399
Endo Finance LLC & Endo Finco Inc. 6.50% 2025[4]	1,050	879
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	1,990	1,781
HCA Inc. 6.50% 2020	650	713
HCA Inc. 5.00% 2024	4,200	4,331
HCA Inc. 5.25% 2026	1,975	2,047
HCA Inc. 5.875% 2026	1,455	1,502
HCA Inc. 4.50% 2027	2,025	1,995
Healthsouth Corp. 5.75% 2024	1,275	1,297
Healthsouth Corp. 5.75% 2025	5,380	5,380
Hologic, Inc. 5.25% 2022[4]	330	349
Immucor, Inc. 11.125% 2019	820	775
IMS Health Holdings, Inc. 5.00% 2026[4]	2,500	2,512
inVentiv Health, Inc. 9.00% 2018[4]	3,310	3,317
inVentiv Health, Inc. 7.50% 2024[4]	1,550	1,631
inVentiv Health, Inc., Term Loan B, 4.75% 2023[1,2,3]	3,500	3,513
Kindred Healthcare, Inc. 8.00% 2020	900	900
Kindred Healthcare, Inc. 8.75% 2023	1,000	939
Kinetic Concepts, Inc. 7.875% 2021[4]	990	1,077
Kinetic Concepts, Inc. 9.625% 2021[4]	14,650	15,566
Kinetic Concepts, Inc. 12.50% 2021[4]	13,978	14,712
Mallinckrodt PLC 4.875% 2020[4]	4,860	4,903
Mallinckrodt PLC 5.625% 2023[4]	1,955	1,833
MEDNAX, Inc. 5.25% 2023[4]	850	878
Molina Healthcare, Inc. 5.375% 2022	7,890	8,048
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[1,2,3]	2,967	2,953
Prestige Brands International Inc. 6.375% 2024[4]	900	949
Quintiles Transnational Corp. 4.875% 2023[4]	1,675	1,708
RegionalCare Hospital Partners Holdings, Inc. 8.25% 2023[4]	1,638	1,642
Rotech Healthcare Inc., Term Loan, 13.00% 2020[1,2,3,5,6]	6,012	5,817
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[1,2,3,6]	2,999	2,978
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[1,2,3,6]	2,300	2,288
Tenet Healthcare Corp. 4.375% 2021	3,705	3,668
American Funds Insurance Series — High-Income Bond Fund — Page 144 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Tenet Healthcare Corp. 7.50% 2022[4]	$1,100	$1,149
Tenet Healthcare Corp. 6.75% 2023	1,360	1,200
Tenet Healthcare Corp., First Lien, 4.75% 2020	6,300	6,363
Tenet Healthcare Corp., First Lien, 6.00% 2020	7,685	8,031
Tenet Healthcare Corp., First Lien, 4.50% 2021	1,355	1,355
Valeant Pharmaceuticals International Inc. 5.50% 2023[4]	1,675	1,265
Vizient Inc. 10.375% 2024[4]	1,960	2,225
VPI Escrow Corp. 6.75% 2018[4]	10,750	10,239
VPI Escrow Corp. 6.375% 2020[4]	14,355	12,404
VPI Escrow Corp. 7.50% 2021[4]	575	489
VRX Escrow Corp. 5.375% 2020[4]	5,200	4,420
VRX Escrow Corp. 5.875% 2023[4]	2,020	1,535
VRX Escrow Corp. 6.125% 2025[4]	2,450	1,850
		204,020
Consumer discretionary 11.11%
Adient Global Holdings Ltd. 4.875% 2026[4]	225	221
Boyd Gaming Corp. 6.875% 2023	1,315	1,419
Boyd Gaming Corp. 6.375% 2026[4]	1,875	2,029
Brinker International, Inc. 5.00% 2024[4]	1,100	1,100
Burger King Corp. 4.625% 2022[4]	1,500	1,534
Burger King Corp. 6.00% 2022[4]	4,125	4,321
Cablevision Systems Corp. 7.75% 2018	375	397
Cablevision Systems Corp. 6.75% 2021	5,875	6,330
Cablevision Systems Corp. 5.50% 2027[4]	2,350	2,385
Carlson Travel, Inc. 6.75% 2023[4]	600	626
CBS Outdoor Americas Inc. 5.25% 2022	500	521
CBS Outdoor Americas Inc. 5.625% 2024	400	419
CCO Holdings LLC and CCO Holdings Capital Corp. 6.625% 2022	600	623
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	1,000	1,054
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[4]	2,025	2,071
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[4]	10,445	10,837
Cedar Fair, LP 5.375% 2024	1,810	1,873
Cengage Learning Acquisitions, Inc., Term Loan B, 5.25% 2023[1,2,3]	1,347	1,311
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	13,153	13,194
Cooper-Standard Holdings Inc. 5.625% 2026[4]	1,400	1,388
Cumulus Media Holdings Inc. 7.75% 2019	2,630	1,090
Cumulus Media Inc., Term Loan B, 4.25% 2020[1,2,3]	918	604
DISH DBS Corp. 4.25% 2018	3,600	3,700
DISH DBS Corp. 5.875% 2022	1,050	1,108
DISH DBS Corp. 7.75% 2026	400	452
Dollar Tree Inc. 5.25% 2020	325	335
Dollar Tree Inc. 5.75% 2023	625	665
Gannett Co., Inc. 5.125% 2019	915	940
Gannett Co., Inc. 4.875% 2021[4]	70	71
General Motors Co. 4.00% 2025	285	279
Hilton Worldwide Holdings Inc. 4.25% 2024[4]	675	658
iHeartCommunications, Inc. 9.00% 2019	3,675	3,018
iHeartCommunications, Inc. 10.625% 2023	515	391
iHeartCommunications, Inc., Term Loan D, 7.52% 2019[1,2,3]	3,350	2,733
International Game Technology 6.25% 2022[4]	200	216
Landry’s, Inc. 6.75% 2024[4]	1,650	1,679
Landry’s, Inc., Term Loan B, 4.00% 2023[1,2,3]	1,100	1,113
Limited Brands, Inc. 6.625% 2021	875	987
American Funds Insurance Series — High-Income Bond Fund — Page 145 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Limited Brands, Inc. 6.875% 2035	$5,450	$5,586
Loral Space & Communications Inc. 8.875% 2024[4]	1,225	1,280
Loral Space & Communications Inc., Term Loan B, 4.50% 2023[1,2,3]	1,850	1,882
McClatchy Co. 9.00% 2022	2,875	3,076
McGraw-Hill Global Education Holdings, LLC, Term Loan B, 5.00% 2022[1,2,3]	1,672	1,675
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	2,400	2,532
Melco Crown Entertainment Ltd. 5.875% 2019[4]	1,750	1,802
Melco Crown Entertainment Ltd. 5.00% 2021[4]	1,700	1,698
MGM Growth Properties LLC 5.625% 2024[4]	1,525	1,601
MGM Resorts International 8.625% 2019	1,225	1,383
MGM Resorts International 7.75% 2022	750	864
MGM Resorts International 6.00% 2023	5,500	5,954
MHGE Parent LLC/Finance 8.50% 2019[4,5]	1,450	1,465
Michaels Stores, Inc. 5.875% 2020[4]	850	877
Mohegan Tribal Gaming Authority 7.875% 2024[4]	1,600	1,638
Mohegan Tribal Gaming Authority, Term Loan B, 5.50% 2023[1,2,3]	3,167	3,194
NBC Universal Enterprise, Inc. 5.25% 2049[4]	835	879
Needle Merger Sub Corp. 8.125% 2019[4]	2,429	2,423
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	550	411
Neiman Marcus Group LTD Inc. 8.75% 2021[4,5]	5,415	3,858
Neiman Marcus, Term Loan B, 4.25% 2020[1,2,3]	3,537	3,094
Netflix, Inc. 5.75% 2024	1,855	1,989
Newell Rubbermaid Inc. 5.00% 2023	675	724
PETCO Animal Supplies, Inc., Term Loan B-1, 5.00% 2023[1,2,3]	993	1,001
PETsMART, Inc. 7.125% 2023[4]	4,575	4,678
Pinnacle Entertainment, Inc. 5.625% 2024[4]	150	151
Playa Resorts Holding BV 8.00% 2020[4]	2,500	2,619
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[1,2,3]	871	875
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 6.125% 2021[4]	2,100	2,152
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	425	444
Schaeffler Finance BV 4.25% 2021[4]	850	871
Schaeffler Verwaltungs 4.50% 2023[4,5]	3,225	3,160
Schaeffler Verwaltungs 4.75% 2026[4,5]	1,235	1,195
Sotheby’s Holdings, Inc. 5.25% 2022[4]	2,340	2,311
Tenneco Inc. 5.00% 2026	575	566
TI Automotive Ltd. 8.75% 2023[4]	5,720	6,006
Tribune Media Co. 5.875% 2022	1,725	1,757
Uber Technologies, Inc. 5.00% 2023[1,2,3]	6,085	6,131
Univision Communications Inc. 6.75% 2022[4]	500	527
Univision Communications Inc. 5.125% 2023[4]	2,975	2,942
Univision Communications Inc., Term Loan C3, 4.00% 2020[1,2,3]	72	73
Warner Music Group 5.625% 2022[4]	2,114	2,196
Warner Music Group 5.00% 2023[4]	2,520	2,539
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	2,965	3,043
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[4]	2,425	2,318
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[4]	5,375	5,345
Wynn Macau, Ltd. 5.25% 2021[4]	8,825	8,935
YUM! Brands, Inc. 5.00% 2024[4]	3,225	3,302
YUM! Brands, Inc. 5.25% 2026[4]	405	412
ZF Friedrichshafen AG 4.50% 2022[4]	3,335	3,452
ZF Friedrichshafen AG 4.75% 2025[4]	5,260	5,372
		197,950
American Funds Insurance Series — High-Income Bond Fund — Page 146 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials 10.12%	Principal amount (000)	Value (000)
Aleris International, Inc. 7.875% 2020	$250	$252
Aleris International, Inc. 9.50% 2021[4]	2,105	2,268
Anglo American Capital PLC 4.125% 2021[4]	1,275	1,304
ArcelorMittal 10.85% 2019	1,550	1,821
ArcelorMittal 7.75% 2041	12,205	13,059
Ardagh Packaging Finance 6.25% 2019[4]	1,550	1,581
Ardagh Packaging Finance 6.75% 2021[4]	790	818
Ardagh Packaging Finance 6.625% 2023[5]	€2,650	2,800
Ardagh Packaging Finance 7.25% 2024[4]	$1,065	1,126
Ashland Inc. 5.50% 2024[4]	1,360	1,411
Ball Corp. 4.375% 2020	2,000	2,097
BHP Billiton Finance Ltd. 6.25% 2075[4]	1,395	1,516
CEMEX SAB de CV 6.50% 2019[4]	545	578
CEMEX SAB de CV 7.75% 2026[4]	1,725	1,915
CF Industries, Inc. 4.50% 2026[4]	1,730	1,701
CF Industries, Inc. 4.95% 2043	5,345	4,396
Chemours Co. 6.625% 2023	6,210	6,179
Chemours Co. 7.00% 2025	8,465	8,380
Cliffs Natural Resources Inc. 8.00% 2020[4]	450	470
Cliffs Natural Resources Inc. 8.25% 2020[4]	6,625	7,287
First Quantum Minerals Ltd. 6.75% 2020[4]	13,693	13,727
First Quantum Minerals Ltd. 7.00% 2021[4]	16,193	16,187
First Quantum Minerals Ltd. 7.25% 2022[4]	3,525	3,490
FMG Resources 3.75% 2019[1,2,3]	2,933	2,943
FMG Resources 9.75% 2022[4]	10,405	12,123
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	5,090	4,759
Freeport-McMoRan Inc. 6.50% 2020[4]	2,600	2,684
Freeport-McMoRan Inc. 6.75% 2022[4]	1,350	1,394
Freeport-McMoRan Inc. 3.875% 2023	500	461
Freeport-McMoRan Inc. 6.875% 2023[4]	1,000	1,055
Georgia Gulf Corp. 4.625% 2021	3,325	3,416
Georgia Gulf Corp. 4.875% 2023	800	834
HudBay Minerals Inc. 7.25% 2023[4]	325	337
HudBay Minerals Inc. 7.625% 2025[4]	500	521
Huntsman International LLC 4.875% 2020	4,070	4,238
INEOS Group Holdings SA 5.625% 2024[4]	1,325	1,318
Novelis Corp. 6.25% 2024[4]	1,175	1,248
Novelis Corp. 5.875% 2026[4]	2,525	2,557
Owens-Illinois, Inc. 5.00% 2022[4]	560	575
Owens-Illinois, Inc. 5.875% 2023[4]	3,310	3,457
Owens-Illinois, Inc. 6.375% 2025[4]	1,905	2,013
Platform Specialty Products Corp. 10.375% 2021[4]	3,617	4,015
Rayonier Advanced Materials Inc. 5.50% 2024[4]	3,540	3,328
Reynolds Group Inc. 5.75% 2020	6,270	6,474
Reynolds Group Inc. 7.00% 2024[4]	1,755	1,868
Ryerson Inc. 11.00% 2022[4]	10,932	12,053
Summit Materials, Inc. 6.125% 2023	2,105	2,171
Teck Resources Ltd. 8.00% 2021[4]	325	358
Tembec Industries Inc. 9.00% 2019[4]	350	329
Vale Overseas Ltd. 5.875% 2021	1,325	1,391
Vale Overseas Ltd. 6.25% 2026	1,695	1,767
Vale Overseas Ltd. 6.875% 2039	1,530	1,496
Vale SA 5.625% 2042	550	490
American Funds Insurance Series — High-Income Bond Fund — Page 147 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Zekelman Industries Inc. 9.875% 2023[4]	$1,115	$1,252
Zekelman Industries Inc., Term Loan B, 6.00% 2021[1,2,3]	2,950	2,987
		180,275
Industrials 9.27%
ACCO Brands Corp. 5.25% 2024[4]	1,800	1,817
ADT Corp. 3.50% 2022	2,150	2,059
Advanced Disposal Services, Inc. 5.625% 2024[4]	925	923
Aircastle Ltd. 5.00% 2023	2,025	2,071
Allison Transmission Holdings, Inc. 5.00% 2024[4]	1,425	1,443
American Airlines, Inc., 5.50% 2019[4]	500	519
American Builders & Contractors Supply Co. Inc. 5.75% 2023[4]	2,325	2,401
ARAMARK Corp. 5.125% 2024	825	853
Associated Materials, LLC 9.00% 2024[4]	13,800	13,869
Builders Firstsource, Inc. 10.75% 2023[4]	3,025	3,486
Builders FirstSource, Inc. 5.625% 2024[4]	6,400	6,456
CEVA Group PLC 9.00% 2021[4]	1,700	1,097
CEVA Group PLC, Apollo Global Securities LLC LOC, 5.969% 2021[1,2,3]	1,867	1,528
CEVA Logistics Canada, ULC, Term Loan, 6.50% 2021[1,2,3]	330	270
CEVA Logistics Holdings BV, Term Loan, 6.50% 2021[1,2,3]	1,915	1,567
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.50% 2021[1,2,3]	2,642	2,162
Cloud Crane LLC, 10.125% 2024[4]	1,175	1,260
Constellis Holdings 9.75% 2020[4]	410	422
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[2]	113	114
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[2]	3	3
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[2]	53	55
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	261	273
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[2]	3	3
Corporate Risk Holdings LLC 9.50% 2019[4]	12,782	13,197
Corporate Risk Holdings LLC 13.50% 2020[4,5,6]	1,224	1,359
DAE Aviation Holdings, Inc. 10.00% 2023[4]	6,685	7,069
Deck Chassis Acquisition Inc. 10.00% 2023[4]	3,540	3,664
Euramax International, Inc. 12.00% 2020[4]	4,975	5,398
FBM Finance, Inc. 8.25% 2021[4]	2,875	3,048
Gates Global LLC 6.00% 2022[4]	3,400	3,342
Gates Global LLC, Term Loan B, 4.25% 2021[1,2,3]	2,461	2,466
General Electric Co. 5.00% 2021	740	769
Grinding Media Inc. 7.375% 2023[4]	1,225	1,290
Hardwoods Acquisition Inc 7.50% 2021[4]	4,150	3,527
HD Supply, Inc. 5.25% 2021[4]	1,075	1,138
HD Supply, Inc. 5.75% 2024[4]	2,450	2,593
HDTFS Inc. 5.875% 2020	4,325	4,249
HDTFS Inc. 5.50% 2024[4]	3,275	2,878
KLX Inc. 5.875% 2022[4]	575	594
LMI Aerospace Inc. 7.375% 2019	3,655	3,664
LSC Communications, Inc. 8.75% 2023[4]	4,350	4,383
LSC Communications, Inc., Term Loan B, 7.00% 2022[1,2,3,6]	2,393	2,416
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	7,000	5,985
Navios Maritime Holdings Inc. 7.375% 2022[4]	5,000	3,025
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	4,000	3,050
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	1,000	1,019
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	1,425	1,484
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[4]	1,425	1,455
Ply Gem Industries, Inc. 6.50% 2022	2,675	2,772
American Funds Insurance Series — High-Income Bond Fund — Page 148 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Prime Security Services Borrower, LLC 9.25% 2023[4]	$4,350	$4,747
Prime Security Services Borrower, LLC, Term Loan B1, 4.25% 2022[1,2,3]	698	710
PrimeSource Building Products Inc 9.00% 2023[4]	171	172
R.R. Donnelley & Sons Co. 7.875% 2021	4,125	4,269
R.R. Donnelley & Sons Co. 7.00% 2022	114	115
R.R. Donnelley & Sons Co. 6.50% 2023	3,100	3,034
Ritchie Bros. Auctioneers Inc. 5.375% 2025[4]	1,825	1,866
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	10,020	8,392
TRAC Intermodal 11.00% 2019	225	238
TransDigm Inc. 5.50% 2020	1,525	1,564
TransDigm Inc. 6.50% 2025	1,200	1,262
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[2,4]	17	18
United Rentals, Inc. 7.625% 2022	464	491
United Rentals, Inc. 5.50% 2025	1,625	1,664
United Rentals, Inc. 5.875% 2026	800	827
Virgin Australia Holdings Ltd. 8.50% 2019[4]	2,675	2,785
Virgin Australia Holdings Ltd. 7.875% 2021[4]	800	806
Watco Companies 6.375% 2023[4]	395	411
XPO Logistics, Inc. 6.125% 2023[4]	1,200	1,259
		165,115
Information technology 7.04%
Alcatel-Lucent USA Inc. 6.45% 2029	1,800	1,886
Blackboard Inc. 9.75% 2021[4]	25	26
Blackboard Inc., Term Loan B4, 6.00% 2021[1,2,3]	1,698	1,708
BMC Software, Inc. 8.125% 2021[4]	5,925	5,566
BMC Software, Inc., Term Loan B, 5.00% 2020[1,2,3]	5,679	5,671
Camelot Finance SA 7.875% 2024[4]	3,785	3,927
Camelot Finance SA, Term Loan B, 4.75% 2023[1,2,3]	3,042	3,083
Dell Inc. 8.35% 2046[4]	2,030	2,503
Dell Inc., Term Loan B, 4.02% 2021[1,2,3]	2,625	2,673
EchoStar Corp. 6.625% 2026[4]	4,100	4,131
Ellucian, Inc. 9.00% 2023[4]	1,125	1,198
First Data Corp. 5.375% 2023[4]	2,775	2,886
First Data Corp. 7.00% 2023[4]	8,930	9,533
First Data Corp. 5.00% 2024[4]	2,525	2,548
First Data Corp. 5.75% 2024[4]	1,525	1,579
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[4]	2,700	2,875
Genesys Telecommunications Laboratories, Inc., Term Loan B, 6.25% 2023[1,2,3]	2,800	2,843
Gogo Inc. 12.50% 2022[4]	10,050	10,929
Hughes Satellite Systems Corp. 7.625% 2021	1,500	1,652
Infor (US), Inc. 6.50% 2022	3,275	3,422
Infor Inc. 5.75% 2020[4]	2,200	2,316
JDA Software Group, Inc. 7.375% 2024[4]	1,600	1,662
JDA Software Group, Inc., Term Loan B, 4.50% 2023[1,2,3]	3,050	3,071
Kronos Inc., Term Loan B, 5.00% 2023[1,2,3]	3,150	3,183
Kronos Inc., Term Loan B, 9.25% 2024[1,2,3]	9,075	9,367
Match Group, Inc. 6.375% 2024	1,000	1,059
Micron Technology, Inc. 7.50% 2023[4]	1,075	1,193
NXP BV and NXP Funding LLC 4.125% 2020[4]	1,000	1,038
NXP BV and NXP Funding LLC 4.125% 2021[4]	1,800	1,863
NXP BV and NXP Funding LLC 4.625% 2023[4]	1,550	1,631
PTC Inc. 6.00% 2024	1,600	1,684
Qorvo, Inc. 7.00% 2025	3,750	4,172
American Funds Insurance Series — High-Income Bond Fund — Page 149 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Rackspace Hosting, Inc. 8.625% 2024[4]	$1,625	$1,724
Rackspace Hosting, Inc., Term Loan B, 4.50% 2023[1,2,3]	1,225	1,241
Seagate Technology LLC 4.75% 2023	3,650	3,620
Solera Holdings, Inc. 10.50% 2024[4]	5,025	5,678
Solera Holdings, Inc., Term Loan B, 5.75% 2023[1,2,3]	1,886	1,914
Western Digital Corp. 7.375% 2023[4]	4,700	5,182
Western Digital Corp. 10.50% 2024[4]	1,950	2,311
Western Digital Corp., Term Loan B1, 4.52% 2023[1,2,3]	796	808
		125,356
Financials 4.47%
Ally Financial Inc. 8.00% 2020	1,915	2,174
Bank of America Corp., Series AA, 6.10% (undated)	911	917
Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)	1,575	1,620
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	2,200	2,288
BNP Paribas, Contingent Convertible, 6.75% (undated)[4]	600	593
BNP Paribas, Contingent Convertible, 7.625% (undated)	1,300	1,374
CIT Group Inc. 4.25% 2017	750	760
CIT Group Inc. 3.875% 2019	14,810	15,162
Citigroup Inc., Series T, 6.25% (undated)	1,263	1,301
Credit Agricole SA, Contingent Convertible, 7.875% (undated)[4]	1,100	1,115
Credit Agricole SA, Contingent Convertible, 8.125% (undated)[4]	500	528
Credit Agricole SA 8.375% (undated)[4]	2,975	3,278
Deutsche Bank AG, Contingent Convertible, 6.25% (undated)	800	705
Deutsche Bank AG, Contingent Convertible, 7.50% (undated)	600	551
General Motors Acceptance Corp. 7.50% 2020	1,945	2,186
Icahn Enterprises Finance Corp. 3.50% 2017	6,025	6,040
International Lease Finance Corp. 8.25% 2020	875	1,022
iStar Financial Inc. 4.00% 2017	5,625	5,667
iStar Financial Inc. 4.875% 2018	925	927
iStar Financial Inc., Series B, 9.00% 2017	1,980	2,042
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	3,370	3,494
Liberty Mutual Group Inc., Series A, 7.80% 2087[4]	1,200	1,353
MetLife Capital Trust X, junior subordinated 9.25% 2068[4]	300	409
MetLife Inc., junior subordinated 10.75% 2069	500	769
MGIC Investment Corp. 5.75% 2023	2,125	2,221
Navient Corp. 4.875% 2019	3,725	3,865
Navient Corp. 5.50% 2023	385	375
OneMain Financial Holdings, LLC 6.75% 2019[4]	930	973
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)	1,195	1,288
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[4]	1,265	1,369
Société Générale, Contingent Convertible, 7.375% (undated)[4]	1,850	1,852
Société Générale, Contingent Convertible, 7.375% (undated)	1,100	1,101
Springleaf Finance Corp. 8.25% 2020	1,175	1,281
Starwood Property Trust, Inc. 5.00% 2021[4]	2,400	2,438
UBS AG, Contingent Convertible, 6.875% (undated)	1,050	1,071
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	2,810	2,940
ZFS Finance (USA) Trust V, junior subordinated, 6.50% 2067[4]	2,675	2,689
		79,738
Utilities 3.79%
AES Corp. 8.00% 2020	2,175	2,539
AES Corp. 7.375% 2021	3,775	4,224
AES Corp. 5.50% 2024	2,700	2,761
American Funds Insurance Series — High-Income Bond Fund — Page 150 of 173

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
AES Corp. 5.50% 2025	$4,500	$4,522
AES Corp. 6.00% 2026	4,215	4,299
AmeriGas Partners, LP 5.50% 2025	2,000	2,028
Calpine Corp. 6.00% 2022[4]	425	446
Calpine Corp. 5.375% 2023	560	550
Calpine Corp. 7.875% 2023[4]	220	230
Calpine Corp. 5.875% 2024[4]	570	597
Calpine Corp. 5.75% 2025	1,385	1,343
Calpine Corp. 5.25% 2026[4]	1,280	1,267
Dynegy Finance Inc. 6.75% 2019	920	941
Dynegy Finance Inc. 7.375% 2022	935	898
Dynegy Finance Inc. 7.625% 2024	260	241
Emera Inc. 6.75% 2076	3,700	3,978
Enel Società per Azioni 8.75% 2073[4]	3,200	3,632
NRG Energy, Inc. 6.25% 2022	4,635	4,670
NRG Energy, Inc. 7.25% 2026[4]	4,025	4,025
NRG Energy, Inc. 6.625% 2027[4]	9,510	9,034
Talen Energy Corp. 4.625% 2019[4]	6,755	6,434
TEX Operations Co. LLC, Term Loan B, 5.00% 2023[1,2,3]	7,166	7,233
TEX Operations Co. LLC, Term Loan C, 5.00% 2023[1,2,3]	1,634	1,650
		67,542
Real estate 1.95%
Communications Sales & Leasing, Inc. 6.00% 2023[4]	4,175	4,321
Communications Sales & Leasing, Inc. 8.25% 2023	4,398	4,684
Communications Sales & Leasing, Inc. 7.125% 2024[4]	1,975	2,000
Crescent Resources 8.875% 2021[4]	1,275	1,291
Equinix, Inc. 5.875% 2026	1,150	1,213
Gaming and Leisure Properties, Inc. 4.375% 2021	200	208
Gaming and Leisure Properties, Inc. 5.375% 2026	920	962
Iron Mountain Inc. 5.75% 2024	5,975	6,169
iStar Financial Inc. 5.00% 2019	4,300	4,332
Realogy Corp. 4.50% 2019[4]	4,975	5,143
Realogy Corp. 5.25% 2021[4]	925	953
Realogy Corp. 4.875% 2023[4]	3,500	3,395
		34,671
Consumer staples 0.81%
AdvancePierre Foods Holdings, Inc., 5.50% 2024[4]	1,650	1,670
Constellation Brands, Inc. 3.875% 2019	250	259
Constellation Brands, Inc. 6.00% 2022	700	793
Kronos Acquisition Holdings Inc. 9.00% 2023[4]	2,075	2,080
Lamb Weston Holdings, Inc. 4.625% 2024[4]	1,320	1,326
Post Holdings, Inc. 7.75% 2024[4]	1,350	1,505
Post Holdings, Inc. 8.00% 2025[4]	1,550	1,744
Reynolds American Inc. 5.85% 2045	1,250	1,483
TreeHouse Foods, Inc. 6.00% 2024[4]	1,200	1,263
US Foods Holding Corp. 5.875% 2024[4]	2,150	2,231
		14,354
Total corporate bonds & notes		1,609,746
American Funds Insurance Series — High-Income Bond Fund — Page 151 of 173

Bonds, notes & other debt instruments U.S. Treasury bonds & notes 1.12% U.S. Treasury 1.12%	Principal amount (000)	Value (000)
U.S. Treasury 1.00% 2018	$10,000	$9,968
U.S. Treasury 1.375% 2020[7]	10,000	9,936
Total U.S. Treasury bonds & notes		19,904
Asset-backed obligations 0.53%
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[2]	750	759
Babson CLO Ltd., Series 2012-2A, Class A1R, CLO, 2.146% 2023[2,3,4]	724	725
Dryden Senior Loan Fund, Series 2012-23RA, Class A1R, CLO, 2.13% 2023[2,3,4]	374	374
Madison Park Funding Ltd., CLO, Series 2012-8-A, Class AR, 2.132% 2022[2,3,4]	1,932	1,932
Madison Park Funding Ltd., CLO, Series 2012-9-A, Class AR, 2.196% 2022[2,3,4]	2,717	2,717
Magnetite CLO Ltd., Series 2014-9-A, Class A1, 2.302% 2026[2,3,4]	2,550	2,551
Marine Park CLO Ltd., Series 2012-1A, Class A1AR, CLO, 2.189% 2023[2,3,4]	450	450
		9,508
Bonds & notes of governments outside the U.S. 0.06%
Argentine Republic 21.20% 2018	ARS16,500	1,062
Total bonds, notes & other debt instruments (cost: $1,614,854,000)		1,640,220
Convertible bonds 0.43% Financials 0.24%
Australia and New Zealand Banking Group Ltd., Contingent Convertible, 6.75% (undated)[4]	$2,075	2,194
Banco Bilbao Vizcaya Argentaria, SA, contingent convertible, 6.75% (undated)	€2,000	2,014
		4,208
Consumer discretionary 0.03%
DISH DBS Corp. 3.375% 2026[4]	$519	593
Energy 0.03%
Chesapeake Energy Corp. 5.50% 2026[4]	540	587
Miscellaneous 0.13%
Other convertible bonds in initial period of acquisition		2,238
Total convertible bonds (cost: $7,597,000)		7,626
Convertible stocks 0.83% Energy 0.13%	Shares
Southwestern Energy Co., Series B, 6.25% convertible preferred 2018	41,760	1,064
Kinder Morgan Inc., Series A, depository share, convertible preferred 2018	14,000	681
Anadarko Petroleum Corp. 7.50% convertible preferred 2018, units	13,400	554
		2,299
Industrials 0.12%
CEVA Group PLC, Series A-1, 4.022% convertible preferred[3,6,8]	4,788	1,675
CEVA Group PLC, Series A-2, 3.022% convertible preferred[3,6,8]	2,212	553
		2,228
Telecommunication services 0.04%
Frontier Communications Corp., Series A, convertible preferred	10,000	711
American Funds Insurance Series — High-Income Bond Fund — Page 152 of 173

Convertible stocks Real estate 0.02%	Shares	Value (000)
American Tower Corp., Series A, convertible preferred	4,000	$419
Miscellaneous 0.52%
Other convertible stocks in initial period of acquisition		9,212
Total convertible stocks (cost: $20,627,000)		14,869
Common stocks 0.90% Materials 0.31%
Warrior Met Coal, LLC, Class B4,6,9	12,050	4,157
Warrior Met Coal, LLC, Class A4,6,9	4,053	1,398
Telecommunication services 0.16%
NII Holdings, Inc.[9]	1,325,555	2,850
Information technology 0.14%
Corporate Risk Holdings I, Inc.[6,9]	218,504	2,491
Corporate Risk Holdings Corp.[6,9]	1,104	—
Health care 0.09%
Rotech Healthcare Inc.[6,9]	201,793	1,626
Energy 0.08%
Ascent Resources - Utica, LLC, Class A4,6,9	6,297,894	1,411
Southwestern Energy Co.[9]	4,249	46
		1,457
Industrials 0.08%
CEVA Group PLC[6,8,9]	5,622	1,406
Quad/Graphics, Inc., Class A	30	1
Atrium Corp.[4,6,9]	361	—
		1,407
Consumer discretionary 0.00%
Adelphia Recovery Trust, Series Arahova[6,9]	388,601	4
Adelphia Recovery Trust, Series ACC-1[6,9]	449,306	1
Miscellaneous 0.04%
Other common stocks in initial period of acquisition		636
Total common stocks (cost: $37,432,000)		16,027
Rights & warrants 0.01% Utilities 0.01%
Vistra Energy Corp.[4,6,9,10]	50,270	73
American Funds Insurance Series — High-Income Bond Fund — Page 153 of 173

Rights & warrants Miscellaneous 0.00%	Shares	Value (000)
Other rights & warrants in initial period of acquisition		$—
Total rights & warrants (cost: $80,000)		73
Short-term securities 4.29% Federal agency discount notes 1.72%	Principal amount (000)
Federal Home Loan Bank 0.53% due 2/17/2017	$30,700	30,683
U.S. Treasury bills 1.12%
U.S. Treasury Bills 0.40% due 1/5/2017	20,000	19,999
Commercial paper 1.12%
General Electric Co. 0.60% due 1/3/2017	20,000	19,999
Municipals 0.33%
State of New York, City of New York, G.O. Bonds, Series 2004-H-6, 0.75% 2034[3]	2,750	2,750
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2010-F-5, 0.75% 2035[3]	3,000	3,000
		5,750
Total short-term securities (cost: $76,427,000)		76,431
Total investment securities 98.52% (cost: $1,757,017,000)		1,755,246
Other assets less liabilities 1.48%		26,395
Net assets 100.00%		$1,781,641
Interest rate swaps

The fund has entered into an interest rate swap as shown in the following table. The average month-end notional amount of interest rate swaps while held was $21,008,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation at 12/31/2016 (000)
Pay	LCH	3-month USD-LIBOR	2.0745%	11/21/2026	$18,600	$427
Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average month-end notional amount of credit default swaps while held was $14,167,000.
Centrally cleared credit default swaps on credit indices — sell protection
Referenced index	Clearinghouse	Receive fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums received (000)	Unrealized appreciation at 12/31/2016 (000)
CDX.NA.HY.26	ICE	5.00%	6/20/2021	$10,000	$700	$204	$496
CDX.NA.HY.27	ICE	5.00	12/20/2021	10,000	620	472	148
							$644

American Funds Insurance Series — High-Income Bond Fund — Page 154 of 173

[1]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $134,544,000, which represented 7.55% of the net assets of the fund.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $810,766,000, which represented 45.51% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $34,309,000, which represented 1.93% of the net assets of the fund.
[7]	A portion of this security was pledged as collateral. The total value of pledged collateral was $2,129,000, which represented .12% of the net assets of the fund.
[8]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[9]	Security did not produce income during the last 12 months.
[10]	Purchased on a TBA basis.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 4.022% convertible preferred	5/2/2013	$4,855	$1,675.09%
CEVA Group PLC	3/10/2010-5/2/2013	6,128	1,406.08
CEVA Group PLC, Series A-2, 3.022% convertible preferred	3/10/2010-8/22/2014	2,214	553.03
Total private placement securities		$ 13,197	$ 3,634.20%

Key to abbreviations and symbol
ARS = Argentine pesos
Auth. = Authority
CLO = Collateralized Loan Obligations
€ = Euros
Fin. = Finance
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
LCH = LCH.Clearnet
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
American Funds Insurance Series — High-Income Bond Fund — Page 155 of 173

Mortgage Fund
December 31, 2016
Bonds, notes & other debt instruments 98.52% Mortgage-backed obligations 61.32% Federal agency mortgage-backed obligations 53.90%	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2036[1]	$5,819	$6,193
Fannie Mae 4.00% 2036[1]	667	710
Fannie Mae 4.00% 2036[1]	545	580
Fannie Mae 5.00% 2036[1]	281	299
Fannie Mae 3.00% 2046[1]	11,160	11,094
Fannie Mae 3.00% 2046[1]	5,790	5,759
Fannie Mae 3.50% 2046[1]	4,717	4,779
Fannie Mae 3.50% 2046[1]	3,867	3,918
Fannie Mae 4.00% 2046[1]	2,405	2,495
Fannie Mae 4.00% 2046[1]	1,834	1,902
Fannie Mae 4.00% 2046[1]	1,047	1,085
Fannie Mae 4.00% 2046[1]	870	902
Fannie Mae 4.00% 2046[1]	852	884
Fannie Mae 4.00% 2046[1]	388	403
Fannie Mae 4.00% 2047[1,2]	19,900	20,912
Freddie Mac 5.00% 2034[1]	2,004	2,203
Freddie Mac 3.50% 2035[1]	10,210	10,548
Freddie Mac 3.50% 2035[1]	818	845
Freddie Mac 4.00% 2036[1]	6,863	7,245
Freddie Mac 4.00% 2036[1]	1,354	1,440
Freddie Mac 3.50% 2045[1]	11,259	11,592
Freddie Mac 4.00% 2046[1]	2,000	2,074
Freddie Mac 4.50% 2046[1]	3,999	4,301
Freddie Mac 4.00% 2047[1,2]	20,400	21,418
Government National Mortgage Assn. 3.75% 2034[1]	1,459	1,542
Government National Mortgage Assn. 3.75% 2038[1]	952	1,009
Government National Mortgage Assn. 3.75% 2039[1]	1,013	1,074
Government National Mortgage Assn. 4.00% 2039[1]	585	604
Government National Mortgage Assn. 6.00% 2039[1]	367	419
Government National Mortgage Assn. 4.00% 2040[1]	403	416
Government National Mortgage Assn. 5.50% 2040[1]	2,872	3,221
Government National Mortgage Assn. 4.50% 2041[1]	147	153
Government National Mortgage Assn. 5.00% 2041[1]	1,600	1,723
Government National Mortgage Assn. 5.00% 2041[1]	1,119	1,170
Government National Mortgage Assn. 6.50% 2041[1]	1,074	1,230
Government National Mortgage Assn. 3.50% 2042[1]	628	638
Government National Mortgage Assn. 3.50% 2042[1]	323	336
Government National Mortgage Assn. 3.50% 2042[1]	233	235
Government National Mortgage Assn. 3.50% 2043[1]	2,616	2,738
Government National Mortgage Assn. 3.50% 2043[1]	2,050	2,132
Government National Mortgage Assn. 3.50% 2043[1]	1,999	2,090
Government National Mortgage Assn. 3.50% 2043[1]	1,428	1,485
Government National Mortgage Assn. 3.50% 2043[1]	1,292	1,344
Government National Mortgage Assn. 3.50% 2043[1]	536	542
Government National Mortgage Assn. 3.50% 2043[1]	223	232
American Funds Insurance Series — Mortgage Fund — Page 156 of 173

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 3.75% 2044[1]	$1,075	$1,138
Government National Mortgage Assn. 4.25% 2044[1]	1,949	2,099
Government National Mortgage Assn. 4.50% 2045[1]	6,240	6,667
Government National Mortgage Assn. 4.50% 2045[1]	1,178	1,259
Government National Mortgage Assn. 4.00% 2046[1]	2,543	2,648
Government National Mortgage Assn. 3.00% 2047[1,2]	7,500	7,589
Government National Mortgage Assn. 4.694% 2065[1]	1,479	1,560
Government National Mortgage Assn. 4.705% 2065[1]	843	891
Government National Mortgage Assn. 4.755% 2065[1]	2,323	2,459
Government National Mortgage Assn. 4.632% 2066[1]	2,238	2,411
Government National Mortgage Assn. 5.20% 2066[1]	895	918
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	4,908	4,969
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	932	963
		183,485
Other mortgage-backed securities 3.21%
Freddie Mac, Series KJ02, Class A2, multifamily 2.597% 2020[1]	4,600	4,686
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,3]	4,722	4,942
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,3]	1,250	1,309
		10,937
Collateralized mortgage-backed (privately originated) 3.06%
Mortgage Repurchase Agreement Financing Trust, Series 2016-3, Class A1, 1.664% 2018[1,3,4,5]	1,800	1,801
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 2026[1,5]	515	516
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239% 2026[1,4,5]	636	638
Station Place Securitization Trust, Series 2016-3, Class A, 1.856% 2048[1,3,4,5]	1,500	1,500
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25% 2055[1,3,5]	640	636
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[1,3,5]	1,598	1,585
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[1,3,5]	2,972	3,010
Towd Point Mortgage Trust, Series 2015-2, Class 2A1, 3.75% 2057[1,3,5]	708	728
		10,414
Commercial mortgage-backed securities 1.15%
Banc of America Commercial Mortgage Inc., Series 2007-5, Class A1A, 5.361% 2051[1]	203	207
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.711% 2040[1,3]	292	295
Citigroup Commercial Mortgage Trust, Series 2008-C-7, Class A1A, 6.050% 2049[1,3]	1,157	1,180
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.499% 2031[1,3,5]	726	727
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A1A, 5.431% 2047[1,3]	1,258	1,258
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A1A, 5.682% 2045[1,3]	247	252
		3,919
Total mortgage-backed obligations		208,755
Federal agency bonds & notes 17.75%
Fannie Mae 1.25% 2017	5,800	5,803
Fannie Mae 0.875% 2019	17,000	16,784
Fannie Mae 1.375% 2021	3,000	2,919
Freddie Mac 0.875% 2018	19,000	18,899
Freddie Mac 0.875% 2019	9,000	8,886
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,152
		60,443
American Funds Insurance Series — Mortgage Fund — Page 157 of 173

Bonds, notes & other debt instruments U.S. Treasury bonds & notes 12.65% U.S. Treasury inflation-protected securities 9.67%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.375% 2025[6,7]	$10,397	$10,350
U.S. Treasury Inflation-Protected Security 0.625% 2026[6,7]	4,446	4,488
U.S. Treasury Inflation-Protected Security 2.125% 2041[7]	121	152
U.S. Treasury Inflation-Protected Security 0.75% 2042[7]	6,884	6,537
U.S. Treasury Inflation-Protected Security 1.375% 2044[7]	9,827	10,752
U.S. Treasury Inflation-Protected Security 1.00% 2046[7]	643	647
		32,926
U.S. Treasury 2.98%
U.S. Treasury 1.75% 2021	6,000	5,956
U.S. Treasury 2.125% 2022	3,000	2,999
U.S. Treasury 2.50% 2046	1,320	1,169
		10,124
Total U.S. Treasury bonds & notes		43,050
Asset-backed obligations 6.80%
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class B, 1.66% 2018[1]	307	307
AmeriCredit Automobile Receivables Trust, Series 2012-5, Class C, 1.69% 2018[1]	28	28
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class B, 1.92% 2019[1]	270	271
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class C, 2.15% 2020[1]	325	327
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 2019[1,5]	132	132
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[1,5]	84	85
Babson CLO Ltd., Series 2012-2A, Class A1R, CLO, 2.146% 2023[1,3,5]	1,035	1,036
Black Diamond CLO Ltd., Series 2006-1A, Class AD, CLO, 1.137% 2019[1,3,5]	104	104
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.131% 2020[1,3,4,5]	1,358	1,052
Citi Held For Issuance, Series 2015-PM2, Class A, 2.35% 2022[1,5]	235	235
Citi Held For Issuance, Series 2015-PM3, Class A, 2.56% 2022[1,5]	121	121
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[1,5]	486	486
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[1,5]	176	177
CPS Auto Receivables Trust, Series 2016-A, Class A, 2.25% 2019[1,5]	936	940
Drive Auto Receivables Trust, Series 2016-CA, Class A2, 1.41% 2019[1,5]	940	940
Drive Auto Receivables Trust, Series 2015-BA, Class B, 2.12% 2019[1,5]	716	717
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28% 2019[1,5]	433	434
Drivetime Auto Owner Trust, Series 2015-3A, Class A, 1.66% 2019[1,5]	159	159
Dryden Senior Loan Fund, Series 2012-23RA, Class A1R, CLO, 2.13% 2023[1,3,5]	879	879
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,5]	6,379	6,339
Marine Park CLO Ltd., Series 2012-1A, Class A1AR, CLO, 2.189% 2023[1,3,5]	2,500	2,499
MarketPlace Loan Trust, Series 2015-AV1, Class A, 4.00% 2021[1,4,5]	51	51
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 2.151% 2023[1,3,5]	975	975
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 2.168% 2025[1,3,5]	1,650	1,649
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2A, 1.12% 2018[1]	100	100
Santander Drive Auto Receivables Trust, Series 2016-2, Class A2A, 1.38% 2019[1]	206	206
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25% 2019[1]	673	675
Santander Drive Auto Receivables Trust, Series 2013-A, Class C, 3.12% 2019[1,5]	212	214
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 2020[1]	1,500	1,503
Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.26% 2020[1]	500	503
		23,144
Total bonds, notes & other debt instruments (cost: $335,749,000)		335,392
American Funds Insurance Series — Mortgage Fund — Page 158 of 173

Short-term securities 15.98%	Principal amount (000)	Value (000)
Apple Inc. 0.62% due 1/3/2017[5]	$6,400	$6,400
Army and Air Force Exchange Service 0.54% due 1/3/2017[5]	3,500	3,500
Federal Home Loan Bank 0.35%–0.53% due 1/5/2017–3/1/2017	18,000	17,994
General Electric Co. 0.60% due 1/3/2017	6,900	6,899
Hershey Co. 0.65% due 1/11/2017[5]	8,200	8,199
Qualcomm Inc. 0.48%–0.66% due 1/10/2017–2/8/2017[5]	9,700	9,697
United Parcel Service Inc. 0.65% due 1/24/2017[5]	1,700	1,699
Total short-term securities (cost: $54,387,000)		54,388
Total investment securities 114.50% (cost: $390,136,000)		389,780
Other assets less liabilities (14.50)%		(49,375)
Net assets 100.00%		$340,405
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $246,510,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 12/31/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.349%	12/13/2018	$50,000	$(91)
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	5,000	(5)
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	3,800	21
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	8,500	33
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	8,000	42
Receive	LCH	3-month USD-LIBOR	1.7255	8/19/2019	15,000	47
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	15,000	118
Receive	LCH	3-month USD-LIBOR	1.647	1/9/2020	8,000	(9)
Receive	LCH	3-month USD-LIBOR	1.7615	2/19/2020	6,000	10
Receive	LCH	3-month USD-LIBOR	1.525	4/27/2020	5,000	(35)
Receive	LCH	3-month USD-LIBOR	1.8315	6/10/2020	9,000	22
Receive	LCH	3-month USD-LIBOR	1.8445	6/16/2020	8,000	22
Receive	LCH	3-month USD-LIBOR	1.86	6/19/2020	8,000	25
Receive	LCH	3-month USD-LIBOR	1.872	6/30/2020	1,000	3
Receive	LCH	3-month USD-LIBOR	1.76327	7/1/2020	2,000	(1)
Pay	LCH	3-month USD-LIBOR	1.217	9/22/2021	11,500	379
Pay	LCH	3-month USD-LIBOR	1.225	9/22/2021	11,500	375
Pay	LCH	3-month USD-LIBOR	1.2796	10/11/2021	14,500	445
Pay	LCH	3-month USD-LIBOR	2.24	12/5/2026	10,500	86
Pay	LCH	3-month USD-LIBOR	2.27	12/5/2026	8,500	46
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	3,500	(551)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	2,000	(260)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	2,000	(273)
Pay	LCH	3-month USD-LIBOR	3.2265	9/25/2044	3,000	(404)
Pay	LCH	3-month USD-LIBOR	2.5055	1/9/2045	2,000	32
Pay	LCH	3-month USD-LIBOR	2.454	1/15/2045	3,200	85
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	2,500	35
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	1,500	18
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	4,000	43
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	3,560	41
Pay	LCH	3-month USD-LIBOR	2.4835	12/3/2045	2,000	42
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	2,250	(5)
American Funds Insurance Series — Mortgage Fund — Page 159 of 173

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 12/31/2016 (000)
Pay	LCH	3-month USD-LIBOR	2.4095%	1/14/2046	$1,500	$56
Pay	LCH	3-month USD-LIBOR	2.33725	2/1/2046	5,000	264
						$656
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $176,869,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 12/31/2016 (000)
10 Year U.S. Treasury Note Futures	CME	Long	186	March 2017	$23,211	$94
10 Year Ultra U.S. Treasury Note Futures	CME	Long	119	March 2017	15,898	55
20 Year U.S. Treasury Bond Futures	CME	Long	10	March 2017	1,523	(17)
30 Year Ultra U.S. Treasury Bond Futures	CME	Short	1	March 2017	161	1
5 Year U.S. Treasury Note Futures	CME	Long	1,474	April 2017	173,887	(450)
						$(317)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,042,000, which represented 1.48% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $59,860,000, which represented 17.58% of the net assets of the fund.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $8,487,000, which represented 2.49% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations
CLO = Collateralized Loan Obligations
CME = CME Group
LCH = LCH.Clearnet
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
American Funds Insurance Series — Mortgage Fund — Page 160 of 173

Ultra-Short Bond Fund
(formerly Cash Management Fund)
Investment portfolio
December 31, 2016
Short-term securities 99.82% Commercial paper 60.47%	Principal amount (000)	Value (000)
American Honda Finance Corp. 0.76% due 2/21/2017	$10,000	$9,991
Apple Inc. 0.70% due 2/15/2017[1]	10,000	9,993
Canadian Imperial Bank of Commerce 0.80% due 2/15/2017[1]	10,000	9,993
Chariot Funding, LLC 0.62% due 1/24/2017[1]	10,000	9,996
Ciesco LLC 0.76% due 2/3/2017[1]	10,000	9,993
CPPIB Capital Inc. 0.70% due 2/3/2017[1]	10,000	9,994
Estée Lauder Companies Inc. 0.65% due 1/17/2017[1]	10,000	9,997
Export Development Canada 0.83% due 2/27/2017	10,000	9,990
ExxonMobil Corp. 0.53% due 1/23/2017	10,000	9,996
Fairway Finance Corp. 1.05% due 3/20/2017[1]	10,000	9,980
General Electric Co. 0.60% due 1/3/2017	9,200	9,199
Gotham Funding Corp. 0.88% due 2/6/2017[1]	10,200	10,192
John Deere Canada ULC 0.54% due 1/3/2017[1]	10,000	10,000
Liberty Street Funding Corp. 0.80% due 1/17/2017[1]	10,200	10,197
Microsoft Corp. 0.70% due 2/1/2017[1]	10,000	9,995
Mizuho Bank, Ltd. 0.80% due 1/4/2017[1]	7,300	7,299
National Rural Utilities Cooperative Finance Corp. 0.70% due 1/18/2017	9,000	8,997
Province of Ontario 0.74% due 2/21/2017	11,510	11,499
Qualcomm Inc. 0.65% due 2/14/2017[1]	4,400	4,397
Sumitomo Mitsui Banking Corp. 1.00% due 4/4/2017[1]	10,000	9,975
Thunder Bay Funding, LLC 0.91% due 3/8/2017[1]	10,600	10,583
Toronto-Dominion Holdings USA Inc. 0.75% due 1/20/2017[1]	10,000	9,997
		212,253
Federal agency discount notes 27.39%
Federal Farm Credit Banks 0.45% due 1/17/2017	9,800	9,798
Federal Home Loan Bank 0.37%–0.54% due 1/5/2017–3/22/2017	76,400	76,369
Freddie Mac 0.38% due 2/23/2017	10,000	9,994
		96,161
U.S. Treasury 11.96%
U.S. Treasury Bills 0.40%–0.51% due 2/9/2017–3/23/2017	42,000	41,965
Total short-term securities (cost: $350,356,000)		350,379
Total investment securities 99.82% (cost: $350,356,000)		350,379
Other assets less liabilities 0.18%		637
Net assets 100.00%		$351,016

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $152,581,000, which represented 43.47% of the net assets of the fund.
American Funds Insurance Series — Ultra-Short Bond Fund — Page 161 of 173

U.S. Government/AAA-Rated Securities Fund
Investment portfolio
December 31, 2016
Bonds, notes & other debt instruments 95.45% U.S. Treasury bonds & notes 46.27% U.S. Treasury 31.96%	Principal amount (000)	Value (000)
U.S. Treasury 3.625% 2020	$10,000	$10,642
U.S. Treasury 1.125% 2021	31,950	30,873
U.S. Treasury 1.375% 2021	40,000	39,367
U.S. Treasury 1.75% 2021	117,040	116,181
U.S. Treasury 2.00% 2021	161,000	161,993
U.S. Treasury 2.00% 2021	62,350	62,603
U.S. Treasury 2.00% 2021	11,720	11,754
U.S. Treasury 2.125% 2021	23,450	23,659
U.S. Treasury 2.25% 2021	76,800	78,204
U.S. Treasury 2.25% 2021	64,745	65,766
U.S. Treasury 3.625% 2021	3,800	4,080
U.S. Treasury 1.625% 2022	100	97
U.S. Treasury 2.00% 2022	16,010	15,907
U.S. Treasury 2.125% 2022	21,970	21,962
U.S. Treasury 1.50% 2023	22,020	21,184
U.S. Treasury 2.125% 2023	117,191	116,459
U.S. Treasury 2.25% 2023	46,604	46,650
U.S. Treasury 2.00% 2026	25,000	24,063
U.S. Treasury 6.25% 2030	2,980	4,210
U.S. Treasury 2.25% 2046[1]	86,611	72,615
U.S. Treasury 2.50% 2046	10,970	9,720
U.S. Treasury 2.875% 2046	34,300	33,026
		971,015
U.S. Treasury inflation-protected securities 14.31%
U.S. Treasury Inflation-Protected Security 0.125% 2017[2]	14,899	14,934
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	10,580	10,695
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	4,520	4,536
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	4,419	4,393
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	3,854	3,895
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	28,504	28,043
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	26,677	26,266
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	84,907	84,528
U.S. Treasury Inflation-Protected Security 2.375% 2025[1,2]	77,582	89,124
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	7,301	7,067
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	15,280	15,426
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	14,371	16,199
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	342	427
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	21,063	20,001
U.S. Treasury Inflation-Protected Security 1.375% 2044[1,2]	80,593	88,181
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	20,796	20,928
		434,643
Total U.S. Treasury bonds & notes		1,405,658
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 162 of 173

Bonds, notes & other debt instruments Mortgage-backed obligations 28.94% Federal agency mortgage-backed obligations 28.15%	Principal amount (000)	Value (000)
Fannie Mae 3.189% 2017[3]	$966	$973
Fannie Mae 6.50% 2028[3]	220	249
Fannie Mae 2.50% 2031[3]	63,228	63,374
Fannie Mae 4.00% 2036[3]	18,362	19,520
Fannie Mae 4.00% 2036[3]	10,701	11,392
Fannie Mae 4.00% 2036[3]	9,056	9,626
Fannie Mae 4.00% 2036[3]	2,700	2,871
Fannie Mae 6.50% 2037[3]	77	85
Fannie Mae 7.00% 2037[3]	97	107
Fannie Mae 7.00% 2037[3]	28	31
Fannie Mae 6.00% 2038[3]	63	68
Fannie Mae 4.50% 2041[3]	1,590	1,715
Fannie Mae 5.00% 2041[3]	1,072	1,190
Fannie Mae 5.00% 2041[3]	768	853
Fannie Mae 5.00% 2041[3]	585	652
Fannie Mae 5.00% 2041[3]	379	423
Fannie Mae 4.00% 2045[3]	14,450	15,203
Fannie Mae 4.00% 2045[3]	10,605	11,153
Fannie Mae 4.00% 2045[3]	8,181	8,605
Fannie Mae 4.00% 2045[3]	5,487	5,772
Fannie Mae 4.00% 2045[3]	3,264	3,433
Fannie Mae 3.00% 2046[3]	30,231	30,054
Fannie Mae 3.00% 2046[3]	23,632	23,494
Fannie Mae 3.00% 2046[3]	12,261	12,195
Fannie Mae 3.50% 2046[3]	13,656	13,835
Fannie Mae 3.50% 2046[3]	11,000	11,295
Fannie Mae 3.50% 2046[3]	8,849	8,965
Fannie Mae 3.50% 2046[3]	7,545	7,643
Fannie Mae 3.50% 2046[3]	5,511	5,596
Fannie Mae 4.00% 2046[3]	12,120	12,573
Fannie Mae 4.00% 2046[3]	10,828	11,224
Fannie Mae 4.00% 2046[3]	8,544	8,985
Fannie Mae 4.00% 2046[3]	7,669	7,956
Fannie Mae 4.00% 2046[3]	3,614	3,744
Fannie Mae 4.50% 2046[3]	7,338	7,910
Fannie Mae 4.00% 2047[3,4]	50,000	52,544
Fannie Mae 4.50% 2047[3,4]	12,500	13,442
Fannie Mae, Series 2001-4, Class GA, 9.349% 2025[3,5]	2	2
Fannie Mae, Series 2001-4, Class NA, 9.653% 2025[3,5]	4	4
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	198	176
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[3]	95	108
Freddie Mac 5.50% 2024[3]	735	782
Freddie Mac 3.50% 2034[3]	3,961	4,088
Freddie Mac 3.00% 2035[3]	8,718	8,834
Freddie Mac 3.50% 2035[3]	25,795	26,694
Freddie Mac 3.50% 2035[3]	14,669	15,181
Freddie Mac 3.50% 2035[3]	12,514	12,926
Freddie Mac 3.50% 2035[3]	8,509	8,790
Freddie Mac 3.50% 2035[3]	6,420	6,631
Freddie Mac 3.50% 2035[3]	4,089	4,224
Freddie Mac 2.791% 2036[3,5]	453	478
Freddie Mac 5.00% 2040[3]	1,498	1,636
Freddie Mac 5.00% 2041[3]	2,545	2,832
Freddie Mac 4.00% 2043[3]	574	607
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 163 of 173

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2046[3]	$60,592	$62,226
Freddie Mac 3.50% 2046[3]	41,035	42,043
Freddie Mac 4.00% 2046[3]	16,381	17,005
Freddie Mac 4.00% 2046[3]	11,617	12,208
Freddie Mac 4.00% 2046[3]	10,203	10,751
Freddie Mac 4.00% 2046[3]	2,827	2,979
Freddie Mac 4.00% 2046[3]	1,697	1,762
Freddie Mac 4.00% 2047[3,4]	42,200	44,305
Freddie Mac, Series 1567, Class A, 1.104% 2023[3,5]	62	62
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	357	328
Government National Mortgage Assn. 3.75% 2034[3]	1,374	1,452
Government National Mortgage Assn. 5.50% 2038[3]	507	573
Government National Mortgage Assn. 5.50% 2038[3]	156	177
Government National Mortgage Assn. 5.50% 2038[3]	146	163
Government National Mortgage Assn. 5.50% 2038[3]	126	142
Government National Mortgage Assn. 6.00% 2038[3]	363	419
Government National Mortgage Assn. 6.50% 2038[3]	605	692
Government National Mortgage Assn. 6.50% 2038[3]	176	201
Government National Mortgage Assn. 5.00% 2039[3]	993	1,095
Government National Mortgage Assn. 6.00% 2039[3]	368	419
Government National Mortgage Assn. 4.50% 2040[3]	706	761
Government National Mortgage Assn. 5.50% 2040[3]	10,548	11,828
Government National Mortgage Assn. 4.50% 2041[3]	1,906	2,041
Government National Mortgage Assn. 5.00% 2041[3]	3,596	3,871
Government National Mortgage Assn. 3.00% 2042[3]	73	74
Government National Mortgage Assn. 3.50% 2043[3]	2,549	2,661
Government National Mortgage Assn. 4.50% 2045[3]	26,614	28,434
Government National Mortgage Assn. 4.50% 2045[3]	25,694	27,452
Government National Mortgage Assn. 4.50% 2045[3]	22,842	24,405
Government National Mortgage Assn. 4.50% 2045[3]	7,164	7,653
Government National Mortgage Assn. 4.50% 2045[3]	4,983	5,324
Government National Mortgage Assn. 4.50% 2045[3]	4,568	4,880
Government National Mortgage Assn. 4.50% 2045[3]	2,306	2,464
Government National Mortgage Assn. 4.50% 2045[3]	749	800
Government National Mortgage Assn. 4.50% 2045[3]	127	136
Government National Mortgage Assn. 4.50% 2045[3]	1	1
Government National Mortgage Assn. 4.00% 2046[3]	3,910	4,071
Government National Mortgage Assn. 6.21% 2058[3]	14	14
Government National Mortgage Assn. 6.373% 2058[3]	93	93
Government National Mortgage Assn. 4.678% 2065[3]	1,788	1,856
Government National Mortgage Assn., Series 2003, 6.118% 2058[3]	131	133
Government National Mortgage Assn., Series 2010-H13, Class JA, 5.46% 2059[3]	3,058	3,086
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.425% 2060[3,5]	16,027	16,806
National Credit Union Administration, Series 2010-R2, Class 1A, 1.022% 2017[3,5]	212	212
National Credit Union Administration, Series 2011-R2, Class 1A, 1.052% 2020[3,5]	147	147
National Credit Union Administration, Series 2011-R3, Class 1A, 1.064% 2020[3,5]	536	537
National Credit Union Administration, Series 2011-R1, Class 1A, 1.102% 2020[3,5]	353	353
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[3]	12,273	12,553
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[3]	10,525	10,870
		855,261
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 164 of 173

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Other mortgage-backed securities 0.79%	Principal amount (000)	Value (000)
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[3]	$2,350	$2,383
Fannie Mae, Series 2012-M3, Class 1A2, multifamily 3.044% 2022[3]	2,000	2,048
Fannie Mae, Series 2014-M1, Class A2, multifamily 3.251% 2023[3,5]	2,050	2,117
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.472% 2024[3,5]	3,825	3,994
Freddie Mac, Series KGRP, Class A, multifamily 1.136% 2020[3,5]	3,976	3,985
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[3]	687	703
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[3]	766	777
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[3]	2,833	2,805
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[3]	1,190	1,215
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[3]	1,735	1,741
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[3]	400	419
Freddie Mac, Series K041, Class A2, multifamily 3.171% 2024[3]	1,700	1,747
		23,934
Total mortgage-backed obligations		879,195
Federal agency bonds & notes 20.24%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[3]	812	820
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[3]	1,116	1,122
Fannie Mae 5.00% 2017	2,655	2,669
Fannie Mae 1.75% 2019	16,000	16,110
Fannie Mae 2.625% 2024	8,500	8,585
Fannie Mae 3.51% 2029	7,500	7,555
Fannie Mae 7.125% 2030	4,000	5,753
Federal Farm Credit Banks 0.60% 2017	41,774	41,762
Federal Farm Credit Banks 0.786% 2017[5]	6,300	6,303
Federal Farm Credit Banks 0.811% 2017[5]	7,321	7,324
Federal Home Loan Bank 1.75% 2018	74,000	74,686
Federal Home Loan Bank 3.375% 2023	16,715	17,850
Federal Home Loan Bank 5.50% 2036	600	788
Freddie Mac 1.25% 2019	18,730	18,638
Freddie Mac 3.75% 2019	12,750	13,426
Private Export Funding Corp. 1.45% 2019	17,500	17,441
Private Export Funding Corp. 2.25% 2020	5,000	5,076
Private Export Funding Corp. 3.55% 2024	6,340	6,794
Small Business Administration, Series 2001-20K, 5.34% 2021[3]	63	67
Small Business Administration, Series 2001-20J, 5.76% 2021[3]	34	35
Small Business Administration, Series 2001-20F, 6.44% 2021[3]	115	121
Small Business Administration, Series 2003-20B, 4.84% 2023[3]	295	310
Tennessee Valley Authority 1.875% 2022	10,150	10,020
Tennessee Valley Authority 4.65% 2035	2,330	2,712
Tennessee Valley Authority 5.88% 2036	1,750	2,319
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	35,489
Tennessee Valley Authority, Series B, 3.50% 2042	2,360	2,314
Tennessee Valley Authority, Series A, 4.625% 2060	250	279
TVA Southaven 3.846% 2033[3]	1,513	1,573
U.S. Department of Housing and Urban Development, Series 2015-A-3, 0.93% 2017	8,000	7,996
U.S. Department of Housing and Urban Development, Series 2015-A-4, 1.33% 2018	10,000	10,035
U.S. Department of Housing and Urban Development, Series 2015-A-6, 1.98% 2020	11,510	11,618
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	5,000	5,088
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	8,000	8,151
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	2,000	2,069
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	3,000	3,086
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	3,515	3,589
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 165 of 173

Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	$3,500	$3,573
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	15,332	15,723
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	5,106	5,259
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	3,500	3,628
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	3,307	3,416
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	3,300	3,378
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	3,177	3,167
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,734	2,729
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	649
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,750	19,949
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	89,910
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	43,658
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	43,900
United States Agency for International Development, Morocco (Kingdom of) 7.55% 2026[3]	3,894	4,688
United States Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	2,927
United States Agency for International Development, Ukraine, 1.844% 2019	1,445	1,456
United States Agency for International Development, Ukraine, 1.471% 2021	4,410	4,317
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[3]	917	936
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[3]	1,027	1,069
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[3]	840	880
		614,785
Total bonds, notes & other debt instruments (cost: $2,913,238,000)		2,899,638
Short-term securities 7.95%
Federal Home Loan Bank 0.45%–0.49% due 1/9/2017–2/13/2017	112,000	111,962
General Electric Co. 0.60% due 1/3/2017	52,700	52,696
Qualcomm Inc. 0.56%–0.74% due 1/5/2017–2/22/2017[6]	50,900	50,861
U.S. Treasury Bills 0.43% due 1/19/2017	26,000	25,995
Total short-term securities (cost: $241,503,000)		241,514
Total investment securities 103.40% (cost: $3,154,741,000)		3,141,152
Other assets less liabilities (3.40)%		(103,428)
Net assets 100.00%		$3,037,724
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $3,667,158,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 12/31/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.349%	12/13/2018	$260,000	$(471)
Receive	LCH	3-month USD-LIBOR	1.789	6/20/2019	100,000	532
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	86,600	472
Receive	LCH	3-month USD-LIBOR	1.7905	6/20/2019	34,700	186
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	64,000	333
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 166 of 173

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 12/31/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.773%	8/11/2019	$127,000	$565
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	52,000	410
Receive	LCH	3-month USD-LIBOR	1.2	11/1/2019	108,200	(1,347)
Receive	LCH	3-month USD-LIBOR	1.148	4/13/2021	65,000	(1,979)
Pay	LCH	3-month USD-LIBOR	1.217	9/22/2021	60,000	1,976
Pay	LCH	3-month USD-LIBOR	1.225	9/22/2021	60,000	1,954
Pay	LCH	3-month USD-LIBOR	1.2255	9/23/2021	5,000	163
Pay	LCH	3-month USD-LIBOR	1.75918	4/29/2022	58,000	726
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	280,000	1,459
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	280,000	1,201
Receive	LCH	3-month USD-LIBOR	1.24	7/19/2023	50,000	(2,732)
Receive	LCH	3-month USD-LIBOR	1.309	9/27/2023	25,000	(1,321)
Receive	LCH	3-month USD-LIBOR	1.3035	9/27/2023	25,000	(1,330)
Pay	LCH	3-month USD-LIBOR	1.495	11/10/2023	150,000	6,324
Pay	LCH	3-month USD-LIBOR	2.74125	11/22/2023	15,000	(579)
Pay	LCH	3-month USD-LIBOR	1.798	2/2/2026	35,000	1,440
Pay	LCH	3-month USD-LIBOR	1.6035	4/13/2026	68,000	4,036
Pay	LCH	3-month USD-LIBOR	2.24	12/5/2026	55,100	451
Pay	LCH	3-month USD-LIBOR	2.27	12/5/2026	44,900	245
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	62,000	(1,162)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	62,000	(1,338)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	45,000	(7,078)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	16,000	(2,083)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	16,000	(2,186)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	12,000	(310)
Pay	LCH	3-month USD-LIBOR	2.5055	1/9/2045	11,000	175
Pay	LCH	3-month USD-LIBOR	2.4945	1/9/2045	2,000	36
Pay	LCH	3-month USD-LIBOR	2.7025	9/10/2045	60,000	(1,550)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	36,000	505
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	24,000	291
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	10,000	107
Pay	LCH	3-month USD-LIBOR	2.6445	11/10/2045	11,500	(155)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	13,350	153
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	9,000	(18)
Receive	LCH	3-month USD-LIBOR	2.11	4/13/2046	14,000	(1,431)
Pay	LCH	3-month USD-LIBOR	2.126	6/3/2046	17,000	1,684
Pay	LCH	U.S. Federal Funds Effective Rate	1.46	7/25/2046	44,000	7,187
Pay	LCH	3-month USD-LIBOR	1.826	7/28/2046	15,000	2,472
Pay	LCH	3-month USD-LIBOR	1.768	8/17/2046	8,200	1,457
Receive	LCH	3-month USD-LIBOR	2.723	12/19/2046	18,000	558
						$10,028
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 167 of 173

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $1,918,324,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 12/31/2016 (000)
30 Day Federal Funds Futures	CME	Short	55	January 2017	$22,784	$14
10 Year U.S. Treasury Note Futures	CME	Long	717	March 2017	88,879	230
30 Year Ultra U.S. Treasury Bond Futures	CME	Long	358	March 2017	58,028	(659)
20 Year U.S. Treasury Bond Futures	CME	Long	271	March 2017	41,278	(450)
10 Year Ultra U.S. Treasury Note Futures	CME	Long	12	March 2017	1,604	5
5 Year U.S. Treasury Note Futures	CME	Long	8,813	April 2017	1,039,849	(2,875)
2 Year U.S. Treasury Note Futures	CME	Long	692	April 2017	149,977	(29)
90 Day Euro Dollar Futures	CME	Long	1,930	December 2017	476,945	(1,779)
90 Day Euro Dollar Futures	CME	Long	772	March 2018	190,707	(872)
						$(6,415)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $87,768,000, which represented 2.89% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $50,861,000, which represented 1.67% of the net assets of the fund.

Key to abbreviations
CME = CME Group
LCH = LCH.Clearnet
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 168 of 173

Managed Risk Growth Fund
Investment portfolio
December 31, 2016
Growth funds 94.41%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	2,821,842	$189,882
Total growth funds (cost: $196,126,000)		189,882
Short-term securities 5.66%
Government Cash Management Fund	11,380,449	11,380
Total short-term securities (cost: $11,380,000)		11,380
Total investment securities 100.07% (cost: $207,506,000)		201,262
Other assets less liabilities (0.07)%		(134)
Net assets 100.00%		$201,128
American Funds Insurance Series — Managed Risk Growth Fund — Page 169 of 173

Managed Risk International Fund
Investment portfolio
December 31, 2016
Growth funds 92.74%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	5,381,857	$90,523
Total growth funds (cost: $100,249,000)		90,523
Short-term securities 5.72%
Government Cash Management Fund	5,578,653	5,579
Total short-term securities (cost: $5,579,000)		5,579
Total investment securities 98.46% (cost: $105,828,000)		96,102
Other assets less liabilities 1.54%		1,503
Net assets 100.00%		$97,605
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $55,684,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 12/31/2016 (000)
Mini MSCI Emerging Market Index Contracts	ICE	Short	147	March 2017	$6,470	$157
Euro Currency Contracts	CME	Short	44	March 2017	5,852	37
Euro Stoxx 50 Index Contracts	EUREX	Short	161	March 2017	5,412	(129)
Nikkei 225 Index Contracts	OSE	Short	21	March 2017	3,290	(132)
FTSE 100 Index Contracts	LIFFE	Short	38	March 2017	3,226	(63)
Japanese Yen Currency Contracts	CME	Short	28	March 2017	3,042	33
British Pound Currency Contracts	CME	Short	37	March 2017	2,930	72
S&P 500 E-mini Index Contracts	CME	Short	7	March 2017	785	2
Russell 2000 Mini Index Contracts	ICE	Short	3	March 2017	208	5
						$(18)

Key to abbreviations
CME = CME Group Inc.
EUREX = Eurex Exchange
ICE = Intercontinental Exchange, Inc.
LIFFE = London International Financial Futures and Options Exchange
OSE = Osaka Securities Exchange
American Funds Insurance Series — Managed Risk International Fund — Page 170 of 173

Managed Risk Blue Chip
Income and Growth Fund
Investment portfolio
December 31, 2016
Growth-and-income funds 94.29%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	20,295,700	$274,601
Total growth-and-income funds (cost: $274,894,000)		274,601
Short-term securities 5.74%
Government Cash Management Fund	16,708,972	16,709
Total short-term securities (cost: $16,709,000)		16,709
Total investment securities 100.03% (cost: $291,603,000)		291,310
Other assets less liabilities (0.03)%		(94)
Net assets 100.00%		$291,216
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 171 of 173

Managed Risk Growth-Income Fund
Investment portfolio
December 31, 2016
Growth-and-income funds 94.36%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	3,415,529	$151,683
Total growth-and-income funds (cost: $161,981,000)		151,683
Short-term securities 5.73%
Government Cash Management Fund	9,216,670	9,217
Total short-term securities (cost: $9,217,000)		9,217
Total investment securities 100.09% (cost: $171,198,000)		160,900
Other assets less liabilities (0.09)%		(144)
Net assets 100.00%		$160,756
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 172 of 173

Managed Risk Asset Allocation Fund
Investment portfolio
December 31, 2016
Asset allocation funds 93.48%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	153,453,622	$3,326,875
Total asset allocation funds (cost: $3,317,853,000)		3,326,875
Short-term securities 6.61%
Government Cash Management Fund	235,163,299	235,163
Total short-term securities (cost: $235,163,000)		235,163
Total investment securities 100.09% (cost: $3,553,016,000)		3,562,038
Other assets less liabilities (0.09)%		(3,058)
Net assets 100.00%		$3,558,980
Refer to the fund’s current shareholder report for additional disclosures.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
INGEFPX-998-0217O-S54100	American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 173 of 173

Global Growth Fund

Summary investment portfolio December 31, 2016

Common stocks 94.42%	Shares	Value (000)
Information technology 25.70%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	34,285,000	$191,998
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,035,000	29,756
ASML Holding NV1	675,542	75,690
ASML Holding NV (New York registered)	516,176	57,915
Nintendo Co., Ltd.[1]	544,200	113,763
Alphabet Inc., Class A2	77,600	61,494
Alphabet Inc., Class C2	63,852	49,282
Facebook, Inc., Class A2	866,685	99,712
Murata Manufacturing Co., Ltd.[1]	704,000	93,750
Microsoft Corp.	1,365,000	84,821
Visa Inc., Class A	998,800	77,926
Broadcom Ltd.	392,200	69,329
Alibaba Group Holding Ltd. (ADR)[2]	781,050	68,584
AAC Technologies Holdings Inc.[1]	5,581,540	50,215
Tencent Holdings Ltd.[1]	1,800,000	43,686
Accenture PLC, Class A	323,151	37,851
Intel Corp.	1,022,500	37,086
Other securities		95,410
		1,338,268

Consumer discretionary 21.07%
Amazon.com, Inc.[2]	384,650	288,438
Home Depot, Inc.	1,038,100	139,188
Priceline Group Inc.[2]	52,225	76,565
Ulta Salon, Cosmetics & Fragrance, Inc.[2]	278,300	70,950
McDonald’s Corp.	504,000	61,347
Industria de Diseño Textil, SA1	1,723,000	58,798
NIKE, Inc., Class B	928,000	47,170
Naspers Ltd., Class N1	221,000	32,201
Other securities		322,449
		1,097,106

Health care 14.23%
Regeneron Pharmaceuticals, Inc.[2]	243,700	89,460
UnitedHealth Group Inc.	551,500	88,262
Novo Nordisk A/S, Class B1	2,418,401	86,868
Express Scripts Holding Co.[2]	722,500	49,701
Merck & Co., Inc.	760,500	44,771
Boston Scientific Corp.[2]	1,979,200	42,810
Sartorius AG, non-registered shares, nonvoting preferred[1]	568,400	42,086
Vertex Pharmaceuticals Inc.[2]	553,194	40,754
Bayer AG1	349,300	36,441
Other securities		220,012
		741,165

Financials 9.58%
JPMorgan Chase & Co.	1,034,520	89,269
AIA Group Ltd.[1]	15,387,900	86,115
Prudential PLC[1]	1,914,934	38,196
Indiabulls Housing Finance Ltd.[1]	3,523,000	33,541
Other securities		251,675
		498,796

Consumer staples 6.38%
Associated British Foods PLC[1]	2,435,000	82,294
British American Tobacco PLC[1]	853,000	48,432
Other securities		201,710
		332,436

50	American Funds Insurance Series

Global Growth Fund

Common stocks	Shares	Value (000)
Industrials 5.58%
Airbus Group SE, non-registered shares[1]	1,109,500	$73,225
KONE Oyj, Class B1	880,000	39,424
Komatsu Ltd.[1]	1,485,000	33,518
NIBE Industrier AB, Class B1	4,178,285	32,919
Other securities		111,257
		290,343

Energy 4.11%
Reliance Industries Ltd.[1]	3,325,000	52,953
Seven Generations Energy Ltd., Class A2	1,481,325	34,544
Enbridge Inc. (CAD denominated)	768,910	32,356
Schlumberger Ltd.	365,260	30,664
Other securities		63,632
		214,149

Telecommunication services 1.74%
SoftBank Group Corp.[1]	1,176,000	77,637
Other securities		12,703
		90,340

Materials 1.48%
Other securities		77,113

Miscellaneous 4.55%
Other common stocks in initial period of acquisition		236,693

Total common stocks (cost: $3,836,676,000)		4,916,409

Bonds, notes & other debt instruments 0.04%	Principal amount (000)
U.S. Treasury bonds & notes 0.04%
U.S. Treasury 0.04%
Other securities		2,002
Total bonds, notes & other debt instruments (cost: $2,001,000)		2,002

Short-term securities 4.82%
Microsoft Corp. 0.70% due 2/1/2017[3]	$15,000	14,992
Québec (Province of) 0.53% due 1/6/2017[3]	39,900	39,896
Victory Receivables Corp. 0.73%–0.75% due 1/11/2017–1/24/2017[3]	40,000	39,985
Other securities		156,076

Total short-term securities (cost: $250,932,000)		250,949
Total investment securities 99.28% (cost: $4,089,609,000)		5,169,360
Other assets less liabilities 0.72%		37,360

Net assets 100.00%		$5,206,720

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series	51

Global Growth Fund

Forward currency contracts

The fund has entered into a forward currency contract as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $11,269,000.

			Contract amount		Unrealized appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2016 (000)
Sales:
Japanese yen	1/19/2017	Bank of America, N.A.	$5,339	¥581,294	$359

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,469,332,000, which represented 47.43% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $180,668,000, which represented 3.47% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

¥ = Japanese yen

See Notes to Financial Statements

52	American Funds Insurance Series

Global Small Capitalization Fund

Summary investment portfolio December 31, 2016

Common stocks 92.58%	Shares	Value (000)
Consumer discretionary 19.37%
Domino’s Pizza, Inc.	335,300	$53,393
Cedar Fair, LP	687,000	44,105
zooplus AG, non-registered shares[1,2]	266,800	34,124
Ted Baker PLC[1]	968,500	33,561
AA PLC[1]	9,674,804	33,002
GVC Holdings PLC[1,2]	4,048,748	32,022
Tele Columbus AG1,2	3,285,000	27,291
Five Below, Inc.[2]	670,900	26,809
Penske Automotive Group, Inc.	473,000	24,520
BCA Marketplace PLC[1]	10,400,000	23,895
Other securities		418,206
		750,928

Information technology 15.79%
Qorvo, Inc.[2]	1,783,038	94,020
Inphi Corp.[2]	887,600	39,605
Kakaku.com, Inc.[1]	1,954,000	32,306
Zoopla Property Group PLC[1]	6,815,620	26,794
VTech Holdings Ltd.[1]	1,975,100	26,374
AAC Technologies Holdings Inc.[1]	2,563,061	23,059
Other securities		370,155
		612,313

Health care 14.45%
GW Pharmaceuticals PLC (ADR)[2]	687,950	76,878
China Biologic Products, Inc.[2]	503,000	54,083
Insulet Corp.[2]	1,345,633	50,703
athenahealth, Inc.[2]	342,000	35,968
NuVasive, Inc.[2]	501,750	33,798
Illumina, Inc.[2]	260,400	33,342
Ultragenyx Pharmaceutical Inc.[2]	372,768	26,209
Hikma Pharmaceuticals PLC[1]	1,039,000	24,101
CryoLife, Inc.	1,232,300	23,598
Other securities		201,501
		560,181

Financials 8.26%
Essent Group Ltd.[2]	1,579,064	51,114
Webster Financial Corp.	703,700	38,197
Kotak Mahindra Bank Ltd.[1]	3,282,732	34,817
Texas Capital Bancshares, Inc.[2]	356,222	27,928
Kemper Corp.	550,000	24,365
Avanza Bank Holding AB1	544,486	22,042
Other securities		121,714
		320,177

Energy 7.73%
Laredo Petroleum, Inc.[2]	4,534,000	64,111
InterOil Corp.[2]	1,184,235	56,346
SM Energy Co.	808,700	27,884
Carrizo Oil & Gas, Inc.[2]	733,473	27,395
Whitecap Resources Inc.	2,638,880	23,900
Other securities		100,125
		299,761

Industrials 7.35%
International Container Terminal Services, Inc.[1]	30,840,000	44,403
ITT Inc.	823,000	31,743
Other securities		208,627
		284,773

American Funds Insurance Series	53

Global Small Capitalization Fund

Common stocks (continued)	Shares	Value (000)
Materials 6.03%
Lundin Mining Corp.[2]	7,025,000	$33,486
Buzzi Unicem SPA[1]	1,357,000	32,112
Other securities		168,046
		233,644

Consumer staples 4.77%
COSMOS Pharmaceutical Corp.[1]	193,900	35,737
Sprouts Farmers Market, Inc.[2]	1,541,700	29,169
Other securities		120,169
		185,075

Utilities 2.32%
ENN Energy Holdings Ltd.[1]	9,515,700	38,980
Other securities		50,943
		89,923

Other 1.72%
Other securities		66,766

Miscellaneous 4.79%
Other common stocks in initial period of acquisition		185,906

Total common stocks (cost: $3,373,784,000)		3,589,447

Rights & warrants 0.01%
Real estate 0.01%
Other securities		270

Total rights & warrants (cost: $16,000)		270

Bonds, notes & other debt instruments 0.18%	Principal amount (000)
U.S. Treasury bonds & notes 0.09%
U.S. Treasury 0.09%
Other securities		3,594

Corporate bonds & notes 0.09%
Energy 0.09%
Other securities		3,474

Total bonds, notes & other debt instruments (cost: $5,159,000)		7,068

Short-term securities 7.37%
Bank of Montreal 1.08% due 3/21/2017	$25,000	24,943
Federal Home Loan Bank 0.44%–0.52% due 1/11/2017–2/22/2017	85,000	84,979
Gotham Funding Corp. 1.15% due 4/3/2017[3]	25,000	24,935
Liberty Street Funding Corp. 1.05% due 3/15/2017[3]	25,000	24,955
Mizuho Bank, Ltd. 0.70% due 2/2/2017[3]	25,000	24,983
Québec (Province of) 0.53% due 1/6/2017[3]	44,900	44,896
Total Capital Canada Ltd. 0.75% due 1/17/2017[3]	50,000	49,987
Other securities		5,800

Total short-term securities (cost: $285,453,000)		285,478
Total investment securities 100.14% (cost: $3,664,412,000)		3,882,263
Other assets less liabilities (0.14)%		(5,409)

Net assets 100.00%		$3,876,854

54	American Funds Insurance Series

Global Small Capitalization Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $8,713,000, an aggregate cost of $8,280,000, and which represented .22% of the net assets of the fund) was acquired on 5/1/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $85,443,000.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2016 (000)
Sales:
British pounds	1/11/2017	HSBC Bank	$42,412	£34,000	$ 493
British pounds	1/26/2017	Citibank	$15,236	£12,190	202
Euros	1/6/2017	JPMorgan Chase	$9,945	€9,091	370
Euros	1/9/2017	Citibank	$11,278	€10,438	283
Euros	1/26/2017	HSBC Bank	$3,844	€3,672	(28)
Euros	1/27/2017	Barclays Bank PLC	$2,817	€2,691	(20)
Japanese yen	1/12/2017	UBS AG	$3,828	¥437,000	86
					$1,386

American Funds Insurance Series	55

Global Small Capitalization Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the year ended December 31, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2016 (000)
Time Technoplast Ltd.[1]	11,888,000	—	—	11,888,000	$ 98	$15,917
Victoria Oil & Gas PLC[1,2]	6,966,560	—	—	6,966,560	—	3,005
Indochine Mining Ltd.[1,2]	73,199,466	—	73,016,468	182,998	—	—
Canadian Overseas Petroleum Ltd.[2,4]	11,225,000	—	—	11,225,000	—	—
Canadian Overseas Petroleum Ltd.[2,3,4]	8,000,000	—	—	8,000,000	—	—
Canadian Overseas Petroleum Ltd. (GBP denominated)[1,2,4]	6,050,000	—	—	6,050,000	—	—
Canadian Overseas Petroleum Ltd., warrants, expire 2017[1,2,4]	2,555,000	—	—	2,555,000	—	—
JVM Co., Ltd.[1,2,4]	411,500	—	411,500	—	30	—
Mauna Kea Technologies SA2,4	958,400	—	958,400	—	—	—
Sylvania Platinum Ltd. (CDI)[1,2,4]	15,000,000	—	15,000,000	—	—	—
zooplus AG, non-registered shares[1,2,4]	357,716	—	90,916	266,800	—	—
					$128	$18,922

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,612,372,000, which represented 41.59% of the net assets of the fund. This amount includes $1,600,921,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $187,639,000, which represented 4.84% of the net assets of the fund.
[4]	Unaffiliated issuer at 12/31/2016.

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

€ = Euros

GBP/£ = British pounds

¥ = Japanese yen

See Notes to Financial Statements

56	American Funds Insurance Series

Growth Fund

Summary investment portfolio December 31, 2016

Common stocks 94.56%	Shares	Value (000)
Information technology 26.13%
Facebook, Inc., Class A1	7,788,185	$896,031
Microsoft Corp.	11,095,000	689,443
Apple Inc.	4,905,300	568,132
Broadcom Ltd.	2,880,800	509,239
ASML Holding NV (New York registered)	2,224,016	249,534
ASML Holding NV2	1,808,186	202,596
Alphabet Inc., Class C1	270,241	208,578
Alphabet Inc., Class A1	254,000	201,282
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	59,537,000	333,409
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,675,392	48,168
Visa Inc., Class A	2,120,000	165,402
Intel Corp.	3,950,000	143,267
TE Connectivity Ltd.	2,015,000	139,599
Akamai Technologies, Inc.[1]	2,040,000	136,027
Other securities		1,140,965
		5,631,672

Consumer discretionary 21.21%
Amazon.com, Inc.[1]	1,614,607	1,210,745
Home Depot, Inc.	3,890,000	521,571
Comcast Corp., Class A	7,257,351	501,120
Charter Communications, Inc., Class A1	1,287,320	370,645
Ulta Salon, Cosmetics & Fragrance, Inc.[1]	1,120,000	285,533
Netflix, Inc.[1]	1,971,000	244,010
Priceline Group Inc.[1]	136,331	199,869
Tesla Motors, Inc.[1]	927,500	198,197
Starbucks Corp.	3,510,000	194,875
MGM Resorts International[1]	5,743,400	165,582
Other securities		678,854
		4,571,001

Health care 13.18%
UnitedHealth Group Inc.	3,645,000	583,346
Regeneron Pharmaceuticals, Inc.[1]	697,750	256,137
Centene Corp.[1]	4,266,652	241,109
Humana Inc.	993,200	202,643
Express Scripts Holding Co.[1]	2,809,908	193,294
Incyte Corp.[1]	1,921,500	192,669
Thermo Fisher Scientific Inc.	1,065,000	150,271
Vertex Pharmaceuticals Inc.[1]	2,023,000	149,034
Medtronic PLC	1,830,000	130,351
Other securities		742,037
		2,840,891

Energy 10.86%
Schlumberger Ltd.	4,727,000	396,832
Concho Resources Inc.[1]	1,960,000	259,896
EOG Resources, Inc.	2,492,400	251,982
Suncor Energy Inc.	5,502,090	179,899
Noble Energy, Inc.	3,958,000	150,641
Chevron Corp.	1,200,000	141,240
Halliburton Co.	2,500,000	135,225
Other securities		823,567
		2,339,282

American Funds Insurance Series	57

Growth Fund

Common stocks (continued)	Shares	Value (000)
Financials 9.60%
Berkshire Hathaway Inc., Class A1	1,893	$462,121
Berkshire Hathaway Inc., Class B1	363,734	59,281
JPMorgan Chase & Co.	2,683,720	231,578
Onex Corp.	2,342,800	159,450
Legal & General Group PLC[2]	45,158,246	137,542
Other securities		1,018,454
		2,068,426

Industrials 5.74%
Boeing Co.	1,444,800	224,927
Rockwell Collins, Inc.	1,775,000	164,649
Other securities		848,264
		1,237,840

Consumer staples 4.62%
Philip Morris International Inc.	2,470,000	225,980
Constellation Brands, Inc., Class A	1,075,000	164,808
Kraft Heinz Co.	1,803,199	157,455
Coca-Cola Co.	3,245,000	134,538
Other securities		312,481
		995,262

Telecommunication services 1.11%
Zayo Group Holdings, Inc.[1]	6,549,000	215,200
Other securities		25,132
		240,332

Other 1.27%
Other securities		272,832

Miscellaneous 0.84%
Other common stocks in initial period of acquisition		180,202

Total common stocks (cost: $14,086,577,000)		20,377,740

Convertible stocks 0.06%
Consumer discretionary 0.06%
Other securities		13,104

Total convertible stocks (cost: $10,650,000)		13,104

Convertible bonds 0.02%	Principal amount (000)
Miscellaneous 0.02%
Other convertible bonds in initial period of acquisition		4,481

Total convertible bonds (cost: $5,000,000)		4,481

58	American Funds Insurance Series

Growth Fund

Short-term securities 5.46%	Principal amount (000)	Value (000)
Apple Inc. 0.71% due 2/14/2017[3]	$75,000	$74,948
Chevron Corp. 0.60%–0.67% due 2/2/2017–2/7/2017[3]	80,000	79,944
Federal Home Loan Bank 0.38%–0.53% due 1/6/2017–2/24/2017	221,600	221,530
Microsoft Corp. 0.67%–0.89% due 1/17/2017–3/21/2017[3]	110,000	109,908
Other securities		688,641

Total short-term securities (cost: $1,174,918,000)		1,174,971
Total investment securities 100.10% (cost: $15,277,145,000)		21,570,296
Other assets less liabilities (0.10)%		(20,546)

Net assets 100.00%		$21,549,750

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with aggregate value of $21,743,000, an aggregate cost of $19,586,000, and which represented .10% of the net assets of the fund) were acquired from 5/22/2015 to 12/1/2016 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. One of the securities listed below is included in the value of “Other securities” under the respective industry sector in the summary investment portfolio. Further details on these holdings and related transactions during the year ended December 31, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2016 (000)
KGen Power Corp.[1,2,4]	3,166,128	—	3,166,128	—	$—	$ —
Oshkosh Corp.[4]	4,947,000	—	4,760,853	186,147	2,166	—
					$2,166	$ —

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,378,737,000, which represented 6.40% of the net assets of the fund. This amount includes $1,356,994,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $577,099,000, which represented 2.68% of the net assets of the fund.
[4]	Unaffiliated issuer at 12/31/2016.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series	59

International Fund

Summary investment portfolio December 31, 2016

Common stocks 91.33%	Shares	Value (000)
Financials 15.28%
AIA Group Ltd.[1]	34,971,700	$195,711
HDFC Bank Ltd.[1]	8,854,600	172,651
HDFC Bank Ltd. (ADR)	352,300	21,378
BNP Paribas SA1	1,996,322	127,168
Barclays PLC[1]	46,061,039	126,528
Prudential PLC[1]	5,142,265	102,568
UBS Group AG1	4,796,651	75,091
Kotak Mahindra Bank Ltd.[1]	6,186,048	65,610
Credit Suisse Group AG1	3,667,625	52,370
Other securities		199,873
		1,138,948

Information technology 12.76%
Tencent Holdings Ltd.[1]	9,635,499	233,856
Alibaba Group Holding Ltd. (ADR)[2]	1,873,200	164,486
Samsung Electronics Co., Ltd.[1]	108,596	160,457
Nintendo Co., Ltd.[1]	474,646	99,223
ASML Holding NV1	693,834	77,740
Other securities		215,611
		951,373

Consumer discretionary 12.71%
Altice NV, Class A1,2	7,869,893	155,667
Altice NV, Class B1,2	1,118,127	22,236
Kering SA1	477,249	106,992
Galaxy Entertainment Group Ltd.[1]	18,326,000	78,841
Toyota Motor Corp.[1]	1,103,000	64,393
Naspers Ltd., Class N1	416,600	60,701
Sands China Ltd.[1]	13,028,000	56,031
Other securities		402,639
		947,500

Health care 9.49%
Novartis AG1	3,096,974	225,270
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	3,304,730	52,998
Grifols, SA, Class A, non-registered shares[1]	881,000	17,504
Grifols, SA, Class B (ADR)	793,690	12,755
UCB SA1	1,272,900	81,476
Sysmex Corp.[1]	1,161,823	67,157
Takeda Pharmaceutical Co. Ltd.[1]	1,408,500	58,171
Teva Pharmaceutical Industries Ltd. (ADR)	1,525,300	55,292
Other securities		136,660
		707,283

Materials 8.64%
HeidelbergCement AG1	1,052,809	98,221
Nitto Denko Corp.[1]	1,092,000	83,613
Glencore PLC[1,2]	24,853,000	83,533
First Quantum Minerals Ltd.	7,199,000	71,580
Other securities		307,381
		644,328

Industrials 8.24%
Airbus Group SE, non-registered shares[1]	2,559,364	168,914
Rolls-Royce Holdings PLC[1,2]	9,055,400	74,470
Other securities		370,716
		614,100

60	American Funds Insurance Series

International Fund

Common stocks	Shares	Value (000)
Consumer staples 7.53%
Nestlé SA1	1,317,700	$94,513
Pernod Ricard SA1	717,437	77,721
AMOREPACIFIC Corp.[1]	262,800	69,875
British American Tobacco PLC[1]	1,182,000	67,113
Associated British Foods PLC[1]	1,979,588	66,903
Other securities		185,625
		561,750

Utilities 5.20%
Power Grid Corp. of India Ltd.[1]	35,497,206	95,891
Cheung Kong Infrastructure Holdings Ltd.[1]	7,942,000	63,167
ENN Energy Holdings Ltd.[1]	12,732,000	52,155
Other securities		176,529
		387,742

Energy 4.91%
Royal Dutch Shell PLC, Class B1	2,996,561	85,509
Royal Dutch Shell PLC, Class A1	2,050,421	56,499
Other securities		223,941
		365,949

Telecommunication services 3.40%
Nippon Telegraph and Telephone Corp.[1]	1,948,000	81,886
SoftBank Group Corp.[1]	911,900	60,201
Other securities		111,262
		253,349

Real estate 2.19%
Cheung Kong Property Holdings Ltd.[1]	12,918,528	78,340
Other securities		84,602
		162,942

Miscellaneous 0.98%
Other common stocks in initial period of acquisition		73,165

Total common stocks (cost: $6,453,721,000)		6,808,429

Bonds, notes & other debt instruments 1.04%	Principal amount (000)
Corporate bonds & notes 0.65%
Materials 0.49%
First Quantum Minerals Ltd. 7.00%–7.25% 2021–2022[3]	$29,445	29,186
Other securities		7,050
		36,236

Energy 0.16%
Other securities		12,380

Total corporate bonds & notes		48,616

U.S. Treasury bonds & notes 0.31%
U.S. Treasury 0.31%
U.S. Treasury 0.875% 2017[4]	22,835	22,854

Bonds & notes of governments outside the U.S. 0.08%
Other securities		5,999

Total bonds, notes & other debt instruments (cost: $69,936,000)		77,469

American Funds Insurance Series	61

International Fund

Short-term securities 7.37%	Principal amount (000)	Value (000)
Bank of Montreal 1.10%–1.11% due 2/1/2017–4/3/2017	$75,900	$75,779
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.63% due 1/6/2017	13,800	13,798
Fairway Finance Corp. 0.93% due 3/13/2017[3]	8,800	8,785
Federal Home Loan Bank 0.42%–0.49% due 1/9/2017–2/21/2017	80,400	80,367
Gotham Funding Corp. 0.92% due 2/13/2017[3]	55,100	55,050
Mizuho Bank, Ltd. 0.70% due 1/30/2017[3]	54,300	54,267
Sumitomo Mitsui Banking Corp. 0.73% due 1/18/2017[3]	52,100	52,083
U.S. Treasury Bills 0.40%–0.52% due 1/5/2017–4/6/2017	103,100	103,062
Victory Receivables Corp. 0.74% due 1/11/2017[3]	50,000	49,991
Other securities		56,266

Total short-term securities (cost: $549,423,000)		549,448
Total investment securities 99.74% (cost: $7,073,080,000)		7,435,346
Other assets less liabilities 0.26%		19,529

Net assets 100.00%		$7,454,875

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

62	American Funds Insurance Series

International Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $290,958,000.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2016 (000)
Sales:
Euros	1/10/2017	Barclays Bank PLC	$16,784	€15,545	$ 408
Euros	1/10/2017	JPMorgan Chase	$7,791	€7,216	190
Euros	1/23/2017	Barclays Bank PLC	$130,424	€125,000	(1,336)
Euros	1/26/2017	HSBC Bank	$8,873	€8,477	(63)
Euros	1/26/2017	Bank of America, N.A.	$23,103	€22,080	(174)
Euros	2/24/2017	HSBC Bank	$3,829	€3,666	(40)
Japanese yen	2/17/2017	JPMorgan Chase	$22,843	¥2,686,677	(203)
Japanese yen	2/17/2017	Citibank	$45,677	¥5,373,353	(414)
Japanese yen	2/24/2017	Barclays Bank PLC	$56,819	¥6,682,000	(512)
					$(2,144)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $6,197,096,000, which represented 83.13% of the net assets of the fund. This amount includes $6,024,446,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $308,111,000, which represented 4.13% of the net assets of the fund.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $71,000, which represented less than .01% of the net assets of the fund.

Key to abbreviation and symbols

ADR = American Depositary Receipts

€ = Euros

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series	63

New World Fund

Summary investment portfolio December 31, 2016

Common stocks 83.03%	Shares	Value (000)
Information technology 14.42%
Murata Manufacturing Co., Ltd.[1]	656,000	$87,358
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	10,757,000	60,240
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	540,000	15,525
Baidu, Inc., Class A (ADR)[2]	250,700	41,217
AAC Technologies Holdings Inc.[1]	4,423,500	39,796
Alphabet Inc., Class C2	25,946	20,026
Alphabet Inc., Class A2	16,900	13,392
Broadcom Ltd.	130,300	23,033
Alibaba Group Holding Ltd. (ADR)[2]	249,550	21,913
MasterCard Inc., Class A	200,000	20,650
Other securities		74,227
		417,377

Financials 13.17%
UniCredit SpA[1]	21,925,000	63,030
HDFC Bank Ltd.[1]	1,385,100	27,007
HDFC Bank Ltd. (ADR)	208,400	12,646
Citigroup Inc.	560,000	33,281
ICICI Bank Ltd.[1]	6,053,830	22,699
ICICI Bank Ltd. (ADR)	1,100,500	8,243
Housing Development Finance Corp. Ltd.[1]	1,604,700	29,830
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	5,441,500	27,586
AIA Group Ltd.[1]	4,291,600	24,017
Sberbank of Russia PJSC (ADR)[1]	1,150,000	13,280
Sberbank of Russia PJSC (ADR)	682,500	7,903
Capitec Bank Holdings Ltd.[1]	413,438	20,938
Other securities		90,687
		381,147

Consumer discretionary 12.63%
Naspers Ltd., Class N1	395,419	57,615
Domino’s Pizza, Inc.	310,000	49,364
Ctrip.com International, Ltd. (ADR)[2]	963,600	38,544
Matahari Department Store Tbk PT1	28,777,400	32,124
Kroton Educacional SA, ordinary nominative	6,786,000	27,793
Other securities		160,036
		365,476

Energy 9.56%
Reliance Industries Ltd.[1]	5,492,302	87,469
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[2]	3,575,674	36,150
United Tractors Tbk PT1	19,029,300	29,987
CNOOC Ltd.[1]	21,621,100	26,694
Other securities		96,421
		276,721

Health care 6.92%
China Biologic Products, Inc.[2]	380,800	40,944
Hypermarcas SA, ordinary nominative	3,730,800	29,952
Novo Nordisk A/S, Class B1	586,600	21,070
Other securities		108,109
		200,075

Consumer staples 6.05%
Lenta Ltd. (GDR)[1,2]	5,241,024	42,941
Lenta Ltd. (GDR)[1,2,3]	1,053,300	8,630
CP ALL PCL[1]	16,826,500	29,322
Nestlé SA1	295,696	21,209
Other securities		72,987
		175,089

64	American Funds Insurance Series

New World Fund

Common stocks	Shares	Value (000)
Materials 5.94%
ArcelorMittal SA1,2	10,556,683	$77,831
Vale SA, Class A, preferred nominative	4,350,000	31,195
Klabin SA, units	4,692,000	25,545
Other securities		37,333
		171,904

Industrials 5.30%
Airbus Group SE, non-registered shares[1]	581,929	38,406
Eicher Motors Ltd.[1]	104,200	33,388
Other securities		81,507
		153,301

Telecommunication services 2.05%
SoftBank Group Corp.[1]	461,400	30,460
Other securities		28,853
		59,313

Real estate 1.05%
American Tower Corp. REIT	245,000	25,892
Other securities		4,425
		30,317

Utilities 0.95%
Other securities		27,439

Miscellaneous 4.99%
Other common stocks in initial period of acquisition		144,465

Total common stocks (cost: $2,144,710,000)		2,402,624

Rights & warrants 1.18%
Consumer staples 1.06%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2018[1,3]	5,330,000	22,473
Other securities		8,174
		30,647

Consumer discretionary 0.12%
Other securities		3,636

Total rights & warrants (cost: $40,814,000)		34,283

Bonds, notes & other debt instruments 4.80%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 4.18%
Russian Federation 8.15% 2027	RUB2,470,000	40,254
Russian Federation 7.00%–7.60% 2021–2023	185,000	2,929
Other securities		77,874
		121,057

Corporate bonds & notes 0.57%
Energy 0.31%
Petrobras Global Finance Co. 4.38%–8.75% 2021–2115	$3,047	2,983
Other securities		6,096
		9,079

Materials 0.02%
Vale Overseas Ltd. 6.25% 2026	618	644

American Funds Insurance Series	65

New World Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Other 0.24%
Other securities		$6,720

Total corporate bonds & notes		16,443

U.S. Treasury bonds & notes 0.05%
U.S. Treasury 0.05%
Other securities		1,501

Total bonds, notes & other debt instruments (cost: $131,714,000)		139,001

Short-term securities 10.94%
Bank of Montreal 0.63% due 1/9/2017	$30,000	29,995
Export Development Canada 0.83% due 2/27/2017	20,000	19,979
Federal Home Loan Bank 0.45%–0.56% due 1/18/2017–3/29/2017	47,000	46,974
Freddie Mac 0.47% due 2/2/2017	20,000	19,993
Gotham Funding Corp. 1.15% due 4/3/2017[3]	25,000	24,935
Liberty Street Funding Corp. 1.05% due 3/15/2017[3]	25,000	24,954
PepsiCo Inc. 0.64% due 1/30/2017[3]	20,000	19,991
Total Capital Canada Ltd. 0.75% due 1/17/2017[3]	50,000	49,987
Victory Receivables Corp. 0.82% due 1/18/2017[3]	50,000	49,984
Other securities		29,838

Total short-term securities (cost: $316,595,000)		316,630
Total investment securities 99.95% (cost: $2,633,833,000)		2,892,538
Other assets less liabilities 0.05%		1,327

Net assets 100.00%		$2,893,865

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

66	American Funds Insurance Series

New World Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $12,356,000.

			Contract amount		Unrealized (depreciation) appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2016 (000)
Sales:
Colombian pesos	1/13/2017	JPMorgan Chase	$365	COP1,127,350	$ (9)
Colombian pesos	1/20/2017	Bank of America, N.A.	$775	COP2,311,700	8
Euros	1/23/2017	HSBC Bank	$281	€265	2
Euros	2/24/2017	HSBC Bank	$554	€530	(6)
Indian rupees	1/11/2017	Citibank	$644	INR44,350	(9)
Indian rupees	1/11/2017	JPMorgan Chase	$3,735	INR257,150	(50)
Indian rupees	1/25/2017	JPMorgan Chase	$464	INR31,418	3
Japanese yen	2/16/2017	Bank of America, N.A.	$1,331	¥153,000	19
Japanese yen	2/17/2017	UBS AG	$549	¥63,000	8
Mexican pesos	1/10/2017	HSBC Bank	$886	MXN18,300	6
Mexican pesos	1/11/2017	Citibank	$434	MXN9,000	1
Mexican pesos	1/12/2017	HSBC Bank	$148	MXN3,075	— [4]
South African rand	1/10/2017	JPMorgan Chase	$268	ZAR3,700	(1)
South African rand	1/20/2017	Bank of America, N.A.	$893	ZAR12,200	8
Turkish lira	1/6/2017	JPMorgan Chase	$251	TRY785	29
Turkish lira	1/13/2017	Citibank	$142	TRY500	— [4]
Turkish lira	1/24/2017	Bank of America, N.A.	$502	TRY1,775	1
					$ 10

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,522,635,000, which represented 52.62% of the net assets of the fund. This amount includes $1,458,989,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $261,280,000, which represented 9.03% of the net assets of the fund.
[4]	Amount less than one thousand.

Key to abbreviations and symbols

ADR = American Depositary Receipts

COP = Colombian pesos

€ = Euros

GDR = Global Depositary Receipts

INR = Indian rupees

¥ = Japanese yen

MXN = Mexican pesos

RUB = Russian rubles

TRY = Turkish lira

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series	67

Blue Chip Income and Growth Fund

Summary investment portfolio December 31, 2016

Common stocks 92.66%	Shares	Value (000)
Information technology 14.12%
Intel Corp.	7,487,200	$271,561
Apple Inc.	1,974,580	228,696
Texas Instruments Inc.	2,630,000	191,911
Western Union Co.	8,225,000	178,647
Oracle Corp.	3,150,000	121,117
Broadcom Ltd.	492,527	87,064
Microsoft Corp.	1,400,000	86,996
Other securities		54,777
		1,220,769

Health care 13.39%
AbbVie Inc.	6,338,800	396,936
Amgen Inc.	1,856,500	271,439
Medtronic PLC	1,460,000	103,996
Teva Pharmaceutical Industries Ltd. (ADR)	2,260,800	81,954
Gilead Sciences, Inc.	959,812	68,732
Bristol-Myers Squibb Co.	1,125,000	65,745
Other securities		168,104
		1,156,906

Energy 12.26%
Exxon Mobil Corp.	3,166,000	285,763
Halliburton Co.	4,795,700	259,399
Canadian Natural Resources, Ltd.	7,677,150	244,748
Noble Energy, Inc.	2,488,000	94,693
ConocoPhillips	1,500,000	75,210
Other securities		99,839
		1,059,652

Financials 11.10%
JPMorgan Chase & Co.	3,678,200	317,392
American International Group, Inc.	2,536,750	165,675
Citigroup Inc.	2,312,000	137,402
Prudential Financial, Inc.	1,295,000	134,758
Goldman Sachs Group, Inc.	531,000	127,148
Other securities		76,557
		958,932

Industrials 9.79%
Norfolk Southern Corp.	952,000	102,883
Boeing Co.	659,000	102,593
CSX Corp.	2,850,000	102,400
Caterpillar Inc.	904,000	83,837
Illinois Tool Works Inc.	650,000	79,599
Union Pacific Corp.	750,000	77,760
General Dynamics Corp.	450,000	77,697
General Electric Co.	2,400,000	75,840
Other securities		143,950
		846,559

Consumer staples 9.59%
Altria Group, Inc.	3,754,000	253,846
Kraft Heinz Co.	1,076,666	94,015
Philip Morris International Inc.	1,000,000	91,490
Mondelez International, Inc.	1,580,000	70,041
Reynolds American Inc.	1,108,000	62,092
Other securities		256,973
		828,457

68	American Funds Insurance Series

Blue Chip Income and Growth Fund

Common stocks	Shares	Value (000)
Telecommunication services 5.89%
AT&T Inc.	6,624,000	$281,718
Verizon Communications Inc.	4,265,171	227,675
		509,393

Materials 4.90%
Freeport-McMoRan Inc.[1]	12,908,000	170,257
Vale SA, Class A, preferred nominative (ADR)	12,719,337	87,636
Vale SA, ordinary nominative (ADR)	460,500	3,509
Other securities		162,243
		423,645

Consumer discretionary 4.81%
Las Vegas Sands Corp.	2,458,000	131,282
Amazon.com, Inc.[1]	104,500	78,361
General Motors Co.	2,000,000	69,680
McDonald’s Corp.	500,000	60,860
Other securities		75,869
		416,052

Utilities 1.69%
Exelon Corp.	2,263,000	80,314
Other securities		65,338
		145,652

Real estate 0.40%
Other securities		34,708

Miscellaneous 4.72%
Other common stocks in initial period of acquisition		408,090

Total common stocks (cost: $6,264,454,000)		8,008,815

Short-term securities 7.26%	Principal amount (000)
Apple Inc. 0.53% due 1/18/2017[2]	$20,000	19,995
Chevron Corp. 0.60%–0.80% due 2/6/2017–3/13/2017[2]	115,000	114,875
Federal Home Loan Bank 0.47%–0.54% due 1/13/2017–3/22/2017	303,800	303,643
Microsoft Corp. 0.60%–0.78% due 1/4/2017–2/13/2017[2]	45,000	44,982
Other securities		143,754

Total short-term securities (cost: $627,211,000)		627,249
Total investment securities 99.92% (cost: $6,891,665,000)		8,636,064
Other assets less liabilities 0.08%		7,174

Net assets 100.00%		$8,643,238

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series	69

Blue Chip Income and Growth Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $199,751,000, which represented 2.31% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

70	American Funds Insurance Series

Global Growth and Income Fund

Summary investment portfolio December 31, 2016

Common stocks 91.66%	Shares	Value (000)
Information technology 17.35%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	11,845,800	$66,337
Microsoft Corp.	890,000	55,305
Nintendo Co., Ltd.[1]	225,000	47,035
Broadcom Ltd.	200,000	35,354
Murata Manufacturing Co., Ltd.[1]	183,000	24,369
Apple Inc.	185,000	21,427
Alibaba Group Holding Ltd. (ADR)[2]	160,000	14,050
TE Connectivity Ltd.	200,000	13,856
Facebook, Inc., Class A2	120,000	13,806
Other securities		53,907
		345,446

Financials 13.99%
ICICI Bank Ltd.[1]	4,550,000	17,060
ICICI Bank Ltd. (ADR)	2,000,000	14,980
UniCredit SpA[1]	8,150,000	23,430
JPMorgan Chase & Co.	267,000	23,039
Capital One Financial Corp.	205,000	17,884
CME Group Inc., Class A	145,500	16,783
Prudential PLC[1]	807,000	16,097
National Australia Bank Ltd.[1]	680,000	15,009
First Republic Bank	155,000	14,282
Other securities		120,081
		278,645

Consumer discretionary 9.88%
ProSiebenSat.1 Media SE1	616,945	23,850
Amazon.com, Inc.[2]	25,000	18,747
Home Depot, Inc.	135,000	18,101
Continental AG1	81,000	15,768
Steinhoff International Holdings NV1	2,990,000	15,440
Other securities		104,866
		196,772

Industrials 9.23%
Airbus Group SE, non-registered shares[1]	374,000	24,684
Lockheed Martin Corp.	85,500	21,370
Boeing Co.	120,000	18,682
Flughafen Zürich AG1	95,000	17,626
Grupo Aeroportuario del Pacífico SAB de CV	2,080,000	17,106
United Continental Holdings, Inc.[2]	225,000	16,398
Other securities		67,988
		183,854

Energy 8.48%
Royal Dutch Shell PLC, Class B (ADR)	502,000	29,101
Royal Dutch Shell PLC, Class A (ADR)	138,515	7,533
Chevron Corp.	257,000	30,249
BP PLC[1]	4,000,000	24,854
Other securities		77,051
		168,788

Health care 7.52%
UnitedHealth Group Inc.	306,100	48,988
Merck & Co., Inc.	335,900	19,774
Regeneron Pharmaceuticals, Inc.[2]	46,000	16,886
Medtronic PLC	226,000	16,098
Other securities		48,001
		149,747

American Funds Insurance Series	71

Global Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples 7.16%
British American Tobacco PLC[1]	807,000	$45,821
Nestlé SA1	379,700	27,234
Walgreens Boots Alliance, Inc.	210,500	17,421
Procter & Gamble Co.	191,222	16,078
Other securities		36,053
		142,607

Materials 5.28%
E.I. du Pont de Nemours and Co.	350,000	25,690
ArcelorMittal SA1,2	3,000,000	22,118
James Hardie Industries PLC (CDI)[1]	950,000	15,042
Other securities		42,354
		105,204

Utilities 4.18%
Infraestructura Energética Nova, SAB de CV	6,606,884	28,790
DONG Energy AS1,2	491,552	18,604
Other securities		35,808
		83,202

Real estate 3.23%
MGM Growth Properties LLC REIT, Class A	943,856	23,889
Crown Castle International Corp. REIT	163,000	14,144
Other securities		26,346
		64,379

Telecommunication services 0.77%
Other securities		15,407

Miscellaneous 4.59%
Other common stocks in initial period of acquisition		91,362

Total common stocks (cost: $1,602,338,000)		1,825,413

Preferred securities 0.02%
Consumer discretionary 0.02%
Other securities		486

Total preferred securities (cost: $256,000)		486

Bonds, notes & other debt instruments 2.40%	Principal amount (000)
Corporate bonds & notes 2.32%
Telecommunication services 1.75%
Numericable Group SA 7.375% 2026[3]	$14,800	15,170
Sprint Nextel Corp. 7.25% 2021	18,500	19,703
		34,873

Materials 0.57%
Other securities		11,328

Total corporate bonds & notes		46,201

U.S. Treasury bonds & notes 0.08%
U.S. Treasury 0.08%
Other securities		1,601

Total bonds, notes & other debt instruments (cost: $42,139,000)		47,802

72	American Funds Insurance Series

Global Growth and Income Fund

Short-term securities 5.78%	Principal amount (000)	Value (000)
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.63% due 1/6/2017	$32,900	$32,896
Federal Home Loan Bank 0.42%–0.49% due 1/9/2017–2/21/2017	64,900	64,871
Mitsubishi UFJ Trust and Banking Corp. 0.75% due 1/13/2017[3]	17,400	17,396

Total short-term securities (cost: $115,161,000)		115,163
Total investment securities 99.86% (cost: $1,759,894,000)		1,988,864
Other assets less liabilities 0.14%		2,745

Net assets 100.00%		$1,991,609

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $15,582,000.

					Unrealized
			Contract amount		appreciation
			Receive	Deliver	at 12/31/2016
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Australian dollars	1/9/2017	HSBC Bank	$594	A$795	$ 21
British pounds	1/13/2017	Bank of America, N.A.	$6,167	£4,900	126
					$147

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $828,467,000, which represented 41.60% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $43,894,000, which represented 2.20% of the net assets of the fund.

Key to abbreviations and symbols

A$ = Australian dollars

ADR = American Depositary Receipts

£ = British pounds

CDI = CREST Depository Interest

See Notes to Financial Statements

American Funds Insurance Series	73

Growth-Income Fund

Summary investment portfolio December 31, 2016

Common stocks 91.55%	Shares	Value (000)
Information technology 14.98%
Texas Instruments Inc.	7,890,059	$575,738
Microsoft Corp.	8,448,727	525,004
Broadcom Ltd.	2,589,590	457,762
Alphabet Inc., Class A1	338,700	268,403
Alphabet Inc., Class C1	238,084	183,758
Oracle Corp.	6,221,000	239,197
Intel Corp.	5,934,600	215,248
Accenture PLC, Class A	1,654,500	193,792
Apple Inc.	1,411,000	163,422
Other securities		1,085,706
		3,908,030

Health care 14.66%
Amgen Inc.	3,563,400	521,005
AbbVie Inc.	7,140,100	447,113
Stryker Corp.	2,584,241	309,618
Gilead Sciences, Inc.	3,537,100	253,292
UnitedHealth Group Inc.	1,513,596	242,236
McKesson Corp.	1,666,300	234,032
Medtronic PLC	3,049,700	217,230
Express Scripts Holding Co.[1]	2,482,500	170,771
Illumina, Inc.[1]	1,303,800	166,938
Merck & Co., Inc.	2,835,080	166,901
Other securities		1,096,061
		3,825,197

Consumer discretionary 13.47%
Amazon.com, Inc.[1]	1,168,400	876,148
Netflix, Inc.[1]	3,966,277	491,025
Home Depot, Inc.	1,496,500	200,651
Twenty-First Century Fox, Inc., Class A	6,141,000	172,194
Time Warner Inc.	1,767,902	170,655
Other securities		1,602,991
		3,513,664

Financials 10.82%
JPMorgan Chase & Co.	4,994,300	430,958
American International Group, Inc.	5,083,700	332,017
Goldman Sachs Group, Inc.	1,345,380	322,151
State Street Corp.	2,839,500	220,686
Marsh & McLennan Companies, Inc.	2,926,100	197,775
Wells Fargo & Co.	2,350,700	129,547
Other securities		1,189,471
		2,822,605

Industrials 8.07%
Union Pacific Corp.	3,468,833	359,649
General Dynamics Corp.	1,071,000	184,919
Other securities		1,561,830
		2,106,398

Energy 7.96%
EOG Resources, Inc.	2,405,155	243,161
TOTAL SA2	4,559,236	232,739
Chevron Corp.	1,716,900	202,079
Schlumberger Ltd.	2,055,000	172,517
Halliburton Co.	3,150,700	170,421
Concho Resources Inc.[1]	1,274,000	168,932
Other securities		887,860
		2,077,709

74	American Funds Insurance Series

Growth-Income Fund

Common stocks	Shares	Value (000)
Consumer staples 6.70%
Philip Morris International Inc.	2,943,330	$269,285
Kroger Co.	7,540,500	260,223
Coca-Cola Co.	5,914,900	245,232
Other securities		974,698
		1,749,438

Materials 5.68%
Celanese Corp., Series A	4,085,233	321,671
Dow Chemical Co.	3,554,100	203,366
Monsanto Co.	1,927,985	202,843
Freeport-McMoRan Inc.[1]	14,540,000	191,782
Other securities		561,167
		1,480,829

Telecommunication services 2.15%
Verizon Communications Inc.	10,036,400	535,743
Other securities		25,412
		561,155

Real estate 1.81%
Other securities		472,229

Utilities 0.89%
Sempra Energy	1,649,600	166,016
Other securities		67,072
		233,088

Miscellaneous 4.36%
Other common stocks in initial period of acquisition		1,138,632

Total common stocks (cost: $18,430,777,000)		23,888,974

Convertible stocks 0.05%
Other 0.05%
Other securities		12,497

Total convertible stocks (cost: $9,587,000)		12,497

Convertible bonds 0.47%	Principal amount (000)
Other 0.47%
Other securities		123,679

Total convertible bonds (cost: $104,435,000)		123,679

Bonds, notes & other debt instruments 0.27%
U.S. Treasury bonds & notes 0.22%
U.S. Treasury 0.22%
U.S. Treasury 1.625% 2026	$59,900	55,864

Corporate bonds & notes 0.05%
Telecommunication services 0.05%
Other securities		13,926

Total bonds, notes & other debt instruments (cost: $73,185,000)		69,790

American Funds Insurance Series	75

Growth-Income Fund

Short-term securities 7.73%	Principal amount (000)	Value (000)
Apple Inc. 0.53%–0.76% due 1/17/2017–3/7/2017[3]	$190,900	$190,804
Chariot Funding, LLC 0.68% due 2/3/2017[3]	50,000	49,966
Chevron Corp. 0.51%–0.60% due 1/4/2017–2/3/2017[3]	197,100	197,038
Coca-Cola Co. 0.61%–0.67% due 1/12/2017–1/19/2017[3]	63,100	63,086
Federal Home Loan Bank 0.39%–0.56% due 1/6/2017–5/12/2017	424,000	423,703
Microsoft Corp. 0.60%–0.83% due 1/4/2017–2/21/2017[3]	179,800	179,692
U.S. Treasury Bills 0.40%–0.52% due 1/5/2017–4/6/2017	269,000	268,877
Wells Fargo Bank, N.A. 1.01%–1.05% due 1/17/2017–1/20/2017	140,000	140,031
Other securities		503,889

Total short-term securities (cost: $2,016,997,000)		2,017,086
Total investment securities 100.07% (cost: $20,634,981,000)		26,112,026
Other assets less liabilities (0.07)%		(18,836)

Net assets 100.00%		$26,093,190

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $7,340,000, an aggregate cost of $6,000,000, and which represented .03% of the net assets of the fund) was acquired on 6/28/2012 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,454,199,000, which represented 5.57% of the net assets of the fund. This amount includes $1,368,521,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $966,872,000, which represented 3.71% of the net assets of the fund.

See Notes to Financial Statements

76	American Funds Insurance Series

International Growth and Income Fund

Summary investment portfolio December 31, 2016

Common stocks 88.45%	Shares	Value (000)
Financials 15.57%
Prudential PLC[1]	738,000	$14,720
Zurich Insurance Group AG1	52,900	14,530
HDFC Bank Ltd.[1]	708,000	13,805
St. James’s Place PLC[1]	1,048,000	13,035
Siam Commercial Bank Public Co. Ltd., foreign registered [1]	2,906,000	12,324
Barclays PLC[1]	3,911,497	10,745
BNP Paribas SA1	165,700	10,555
bank muscat SAOG[1]	7,447,387	9,126
Other securities		72,625
		171,465

Consumer staples 13.08%
Philip Morris International Inc.	420,300	38,453
Imperial Brands PLC[1]	651,563	28,344
British American Tobacco PLC[1]	344,100	19,538
Pernod Ricard SA1	84,250	9,127
CALBEE, Inc.[1]	284,400	8,898
Japan Tobacco Inc.[1]	256,600	8,430
Other securities		31,252
		144,042

Consumer discretionary 10.55%
Taylor Wimpey plc[1]	9,092,600	17,076
H & M Hennes & Mauritz AB, Class B1	489,320	13,583
Toyota Motor Corp.[1]	226,000	13,194
ITV PLC[1]	5,111,100	12,956
HUGO BOSS AG1	207,500	12,804
Kering SA1	40,500	9,079
Other securities		37,547
		116,239

Utilities 10.04%
SSE PLC[1]	1,356,222	25,926
EDP - Energias de Portugal, SA1	6,100,064	18,577
Power Assets Holdings Ltd.[1]	1,313,000	11,567
Engie SA1	871,000	11,096
Cheung Kong Infrastructure Holdings Ltd.[1]	1,282,000	10,196
DONG Energy AS1,2	234,500	8,875
Other securities		24,372
		110,609

Energy 8.34%
Royal Dutch Shell PLC, Class A1	1,200,529	33,080
BP PLC[1]	4,142,948	25,742
Suncor Energy Inc.	291,987	9,547
TOTAL SA1	179,920	9,185
Veresen Inc.	922,000	9,003
Other securities		5,354
		91,911

Industrials 7.74%
Abertis Infraestructuras, SA, Class A, non-registered shares[1]	1,176,952	16,467
CK Hutchison Holdings Ltd.[1]	1,283,348	14,488
Capita PLC[1]	1,926,500	12,612
Rolls-Royce Holdings PLC[1,2]	1,415,100	11,638
ASSA ABLOY AB, Class B1	585,700	10,865
Airbus Group SE, non-registered shares[1]	163,000	10,758
Other securities		8,372
		85,200

American Funds Insurance Series	77

International Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Health care 6.10%
Novartis AG1	327,670	$23,834
Teva Pharmaceutical Industries Ltd. (ADR)	515,400	18,683
Other securities		24,668
		67,185

Real estate 5.81%
Cheung Kong Property Holdings Ltd.[1]	3,833,348	23,246
Wharf (Holdings) Ltd.[1]	2,540,000	16,692
Other securities		24,096
		64,034

Information technology 4.26%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	3,070,000	17,192
Flex Ltd.[2]	840,000	12,071
Other securities		17,657
		46,920

Telecommunication services 4.03%
MTN Group Ltd.[1]	1,797,000	16,414
Other securities		27,958
		44,372

Materials 2.04%
Other securities		22,499

Miscellaneous 0.89%
Other common stocks in initial period of acquisition		9,787

Total common stocks (cost: $1,027,684,000)		974,263

Convertible bonds 0.03%	Principal amount (000)
Financials 0.03%
Other securities		253

Total convertible bonds (cost: $261,000)		253

Bonds, notes & other debt instruments 3.41%
Corporate bonds & notes 2.14%
Materials 1.03%
FMG Resources 9.75% 2022[3]	$7,750	9,029
Other securities		2,355
		11,384

Other 1.11%
Other securities		12,226

Total corporate bonds & notes		23,610

Bonds & notes of governments & government agencies outside the U.S. 1.23%
Other securities		13,559

U.S. Treasury bonds & notes 0.04%
U.S. Treasury 0.04%
U.S. Treasury 0.75% 2017	420	419

Total bonds, notes & other debt instruments (cost: $35,063,000)		37,588

78	American Funds Insurance Series

International Growth and Income Fund

Short-term securities 7.84%	Principal amount (000)	Value (000)
Army and Air Force Exchange Service 0.51% due 1/4/2017[3]	$10,100	$10,099
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.66% due 1/13/2017	5,000	4,999
BMW U.S. Capital LLC 0.52% due 1/9/2017[3]	10,000	9,999
Mizuho Bank, Ltd. 0.70% due 1/30/2017[3]	20,000	19,988
U.S. Treasury Bills 0.44% due 2/16/2017	20,000	19,988
Victory Receivables Corp. 0.75% due 1/24/2017[3]	10,000	9,995
Other securities		11,299

Total short-term securities (cost: $86,369,000)		86,367
Total investment securities 99.73% (cost: $1,149,377,000)		1,098,471
Other assets less liabilities 0.27%		2,981

Net assets 100.00%		$1,101,452

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into a forward currency contract as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $16,936,000.

					Unrealized
			Contract amount		depreciation
			Receive	Deliver	at 12/31/2016
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Euros	1/26/2017	Bank of America, N.A.	$13,927	€13,310	$(105)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $845,639,000, which represented 76.77% of the net assets of the fund. This amount includes $831,834,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $73,759,000, which represented 6.70% of the net assets of the fund.

Key to abbreviation and symbol

ADR = American Depositary Receipts

€ = Euros

See Notes to Financial Statements

American Funds Insurance Series	79

Capital Income Builder

Summary investment portfolio December 31, 2016

Common stocks 78.95%	Shares	Value (000)
Consumer staples 14.06%
Philip Morris International Inc.	185,335	$16,956
Altria Group, Inc.	163,910	11,084
Coca-Cola Co.	213,945	8,870
British American Tobacco PLC[1]	93,200	5,292
Imperial Brands PLC[1]	113,200	4,924
Diageo PLC[1]	168,400	4,357
Japan Tobacco Inc.[1]	95,000	3,121
Other securities		3,331
		57,935

Financials 13.05%
Sampo Oyj, Class A1	191,382	8,558
Swedbank AB, Class A1	237,429	5,738
Mercury General Corp.	84,710	5,100
CME Group Inc., Class A	37,595	4,336
New York Community Bancorp, Inc.	234,400	3,729
BB&T Corp.	76,280	3,587
HSBC Holdings PLC (GBP denominated)[1]	437,200	3,535
KBC Groep NV1	49,773	3,081
Other securities		16,090
		53,754

Energy 10.37%
Exxon Mobil Corp.	92,600	8,358
Helmerich & Payne, Inc.	96,200	7,446
Enbridge Inc. (CAD denominated)	174,970	7,363
Royal Dutch Shell PLC, Class B1	232,760	6,642
Royal Dutch Shell PLC, Class B (ADR)	8,500	493
Royal Dutch Shell PLC, Class A1	3,084	85
Inter Pipeline Ltd.	244,600	5,400
Occidental Petroleum Corp.	60,300	4,295
Other securities		2,660
		42,742

Telecommunication services 10.08%
Verizon Communications Inc.	252,051	13,454
Vodafone Group PLC[1]	3,167,500	7,790
Singapore Telecommunications Ltd.[1]	2,990,100	7,504
HKT Trust and HKT Ltd., units[1]	4,088,340	5,004
Other securities		7,772
		41,524

Information technology 6.60%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	960,000	5,376
International Business Machines Corp.	30,450	5,054
Paychex, Inc.	61,610	3,751
Microsoft Corp.	53,620	3,332
Other securities		9,677
		27,190

Utilities 6.10%
EDP - Energias de Portugal, SA1	2,035,085	6,198
SSE PLC[1]	287,713	5,500
Other securities		13,455
		25,153

80	American Funds Insurance Series

Capital Income Builder

Common stocks	Shares	Value (000)
Health care 5.42%
AstraZeneca PLC[1]	99,210	$5,380
AstraZeneca PLC (ADR)	87,000	2,377
Pfizer Inc.	208,200	6,762
Roche Holding AG, non-registered shares, nonvoting[1]	18,142	4,134
Other securities		3,663
		22,316

Consumer discretionary 4.22%
Greene King PLC[1]	619,600	5,325
Las Vegas Sands Corp.	71,400	3,814
Other securities		8,253
		17,392

Real estate 4.19%
Iron Mountain Inc. REIT	165,295	5,369
Lamar Advertising Co. REIT, Class A	60,700	4,081
Nexity SA, Class A, non-registered shares[1]	86,336	4,040
Crown Castle International Corp. REIT	43,400	3,766
		17,256

Industrials 3.13%
Sydney Airport, units[1]	817,890	3,523
Other securities		9,355
		12,878

Materials 1.24%
Other securities		5,129

Miscellaneous 0.49%
Other common stocks in initial period of acquisition		2,019

Total common stocks (cost: $328,599,000)		325,288

Convertible stocks 1.04%
Real estate 1.04%
American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	41,200	4,305

Total convertible stocks (cost: $4,289,000)		4,305

Bonds, notes & other debt instruments 14.21%	Principal amount (000)
U.S. Treasury bonds & notes 5.55%
U.S. Treasury 4.81%
U.S. Treasury 1.375% 2021	$3,250	3,199
U.S. Treasury 8.00% 2021	5,500	7,044
U.S. Treasury 8.125% 2021	3,000	3,820
U.S. Treasury 1.13%–2.88% 2021–2045	5,795	5,739
		19,802

U.S. Treasury inflation-protected securities 0.74%
U.S. Treasury Inflation-Protected Securities 0.38%–0.63% 2025–2026[2]	3,054	3,068

Total U.S. Treasury bonds & notes		22,870

American Funds Insurance Series	81

Capital Income Builder

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 4.14%
Federal agency mortgage-backed obligations 3.87%
Fannie Mae 3.00%–4.00% 2036–2046[3]	$7,757	$8,109
Other securities		7,863
		15,972

Commercial mortgage-backed securities 0.27%
Other securities		1,084

Total mortgage-backed obligations		17,056

Corporate bonds & notes 2.69%
Telecommunication services 0.18%
Verizon Communications Inc. 4.50%–5.50% 2018–2021	700	747

Consumer staples 0.17%
Altria Group, Inc. 9.25% 2019	200	236
Other securities		447
		683

Industrials 0.12%
General Electric Capital Corp. 5.50% 2020	150	164
Other securities		326
		490

Other 2.22%
Other securities		9,169

Total corporate bonds & notes		11,089

Asset-backed obligations 1.83%
Chase Issuance Trust, Series 2015-A2, Class A, 1.59% 2020[3]	3,000	3,009
Other securities		4,508

Total asset-backed obligations		7,517
Total bonds, notes & other debt instruments (cost: $59,003,000)		58,532

Short-term securities 6.04%
ExxonMobil Corp. 0.53% due 1/23/2017	4,000	3,998
Federal Home Loan Bank 0.48%–0.51% due 1/25/2017–2/6/2017	8,000	7,997
General Electric Co. 0.60% due 1/3/2017	4,900	4,900
U.S. Treasury Bills 0.44% due 2/16/2017	5,000	4,997
Other securities		2,997

Total short-term securities (cost: $24,889,000)		24,889
Total investment securities 100.24% (cost: $416,780,000)		413,014
Other assets less liabilities (0.24)%		(979)

Net assets 100.00%		$412,035

82	American Funds Insurance Series

Capital Income Builder

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $3,589,000, which represented .87% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Forward currency contracts

The fund has entered into a forward currency contract as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $491,000.

					Unrealized
			Contract amount		depreciation
			Receive	Deliver	at 12/31/2016
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
New Zealand dollars	1/31/2017	Bank of America, N.A.	$491	NZ$715	$(5)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $161,264,000, which represented 39.14% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations and symbols

ADR = American Depositary Receipts

CAD = Canadian dollars

GBP = British pounds

NZ$ = New Zealand dollars

See Notes to Financial Statements

American Funds Insurance Series	83

Asset Allocation Fund

Summary investment portfolio December 31, 2016

Common stocks 65.32%	Shares	Value (000)
Information technology 18.89%
Microsoft Corp.	12,120,000	$753,137
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	15,200,000	437,000
ASML Holding NV (New York registered)	2,500,000	280,500
Intuit Inc.	2,400,000	275,064
Broadcom Ltd.	1,499,600	265,084
VeriSign, Inc.[1]	3,200,000	243,424
Intel Corp.	5,600,000	203,112
Facebook, Inc., Class A1	1,687,000	194,089
Juniper Networks, Inc.	6,000,000	169,560
Texas Instruments Inc.	1,800,000	131,346
Alphabet Inc., Class C1	168,500	130,051
Apple Inc.	1,100,000	127,402
Other securities		766,163
		3,975,932

Health care 8.91%
UnitedHealth Group Inc.	2,417,000	386,817
Johnson & Johnson	2,650,000	305,306
Humana Inc.	1,410,000	287,682
Express Scripts Holding Co.[1]	3,550,000	244,205
Merck & Co., Inc.	3,856,000	227,003
Other securities		423,401
		1,874,414

Consumer discretionary 7.86%
Comcast Corp., Class A	5,773,000	398,626
Home Depot, Inc.	1,700,000	227,936
Amazon.com, Inc.[1]	258,000	193,466
Newell Brands Inc.	4,200,000	187,530
VF Corp.	2,730,000	145,646
General Motors Co.	3,500,000	121,940
Other securities		378,872
		1,654,016

Financials 7.69%
JPMorgan Chase & Co.	6,000,000	517,740
Chubb Ltd.	2,455,000	324,355
First Republic Bank	1,980,000	182,437
Citigroup Inc.	2,750,000	163,432
Bank of America Corp.	7,000,000	154,700
Other securities		275,147
		1,617,811

Energy 5.99%
Noble Energy, Inc.	7,100,000	270,226
Weatherford International PLC[1]	42,200,000	210,578
Chevron Corp.	1,400,000	164,780
Royal Dutch Shell PLC, Class B (ADR)	2,650,000	153,620
Other securities		460,981
		1,260,185

Consumer staples 4.58%
Philip Morris International Inc.	4,882,000	446,654
Other securities		516,847
		963,501

84	American Funds Insurance Series

Asset Allocation Fund

Common stocks	Shares	Value (000)
Materials 4.57%
E.I. du Pont de Nemours and Co.	4,905,000	$360,027
LyondellBasell Industries NV	2,050,000	175,849
Syngenta AG (ADR)	2,000,000	158,100
Other securities		268,746
		962,722

Industrials 4.52%
Lockheed Martin Corp.	1,365,000	341,168
Boeing Co.	1,640,000	255,315
Nielsen Holdings PLC	3,000,000	125,850
Other securities		229,430
		951,763

Telecommunication services 1.10%
AT&T Inc.	3,295,000	140,137
Other securities		91,488
		231,625

Other 0.98%
Other securities		208,091

Miscellaneous 0.23%
Other common stocks in initial period of acquisition		48,063

Total common stocks (cost: $10,362,528,000)		13,748,123

Convertible stocks 0.04%
Industrials 0.02%
Other securities		3,693

Miscellaneous 0.02%
Other convertible stocks in initial period of acquisition		4,800

Total convertible stocks (cost: $19,829,000)		8,493

Bonds, notes & other debt instruments 26.83%	Principal amount (000)
U.S. Treasury bonds & notes 12.18%
U.S. Treasury 9.77%
U.S. Treasury 0.625% 2018	$133,000	132,316
U.S. Treasury 1.50% 2019	400,000	402,220
U.S. Treasury 1.25% 2020[2]	327,000	324,600
U.S. Treasury 1.625% 2020	125,000	124,922
U.S. Treasury 0.63%–4.75% 2017–2046	1,082,025	1,071,647
		2,055,705

U.S. Treasury inflation-protected securities 2.41%
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	208,226	212,164
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	132,575	145,057
U.S. Treasury Inflation-Protected Securities 0.13%–2.63% 2017–2046[3]	151,818	150,977
		508,198

Total U.S. Treasury bonds & notes		2,563,903

American Funds Insurance Series	85

Asset Allocation Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes 9.46%
Energy 1.81%
Chevron Corp. 2.10%–3.33% 2021–2025	$5,665	$5,636
Weatherford International PLC 4.50%–9.88% 2022–2040[4]	21,870	19,810
Other securities		354,891
		380,337

Health care 1.47%
Johnson & Johnson 2.45% 2026	1,285	1,229
UnitedHealth Group Inc. 3.35% 2022	4,355	4,486
Other securities		303,748
		309,463

Financials 1.37%
ACE INA Holdings Inc. 2.30%–4.35% 2020–2045	10,050	10,121
JPMorgan Chase & Co. 1.35%–5.30% 2017–2049	9,465	9,493
Other securities		269,068
		288,682

Consumer discretionary 0.92%
Comcast Corp. 1.63%–3.40% 2022–2046	8,685	8,049
Home Depot, Inc. 2.00%–4.25% 2021–2056	9,375	9,146
Other securities		176,799
		193,994

Industrials 0.58%
Lockheed Martin Corp. 2.50%–3.55% 2020–2026	13,750	13,985
Other securities		108,645
		122,630

Information technology 0.43%
Apple Inc. 1.55% 2021	1,215	1,174
Microsoft Corp. 2.40%–4.20% 2026–2035	9,000	9,151
Other securities		79,723
		90,048

Consumer staples 0.33%
Philip Morris International Inc. 1.88%–4.25% 2021–2044	9,000	8,966
Other securities		60,093
		69,059

Other 2.55%
Other securities		537,805

Total corporate bonds & notes		1,992,018

Mortgage-backed obligations 4.35%
Federal agency mortgage-backed obligations 3.95%
Fannie Mae 0%–7.50% 2021–2047[5,6,7]	438,931	452,425
Freddie Mac 1.69%–6.50% 2021–2047[5,6,7]	342,731	355,579
Other securities		20,653
		828,657

Other 0.40%
Other securities		86,945

Total mortgage-backed obligations		915,602

86	American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Federal agency bonds & notes 0.25%
Fannie Mae 1.38%–1.88% 2021–2026	$16,000	$14,896
Federal Home Loan Bank 0.875% 2018	17,140	17,086
Freddie Mac 0.75% 2018	18,768	18,682
Other securities		1,631

Total federal agency bonds & notes		52,295

Other 0.59%
Other securities		122,701
Total bonds, notes & other debt instruments (cost: $5,638,998,000)		5,646,519

Short-term securities 7.98%
Apple Inc. 0.53%–0.59% due 1/17/2017–1/20/2017[4]	145,000	144,963
Chevron Corp. 0.54%–0.75% due 1/5/2017–1/9/2017[4]	135,800	135,786
Fannie Mae 0.41% due 2/1/2017	50,000	49,983
Federal Home Loan Bank 0.31%–0.56% due 1/6/2017–5/25/2017	800,600	800,160
Microsoft Corp. 0.75% due 2/14/2017[4]	75,000	74,946
U.S. Treasury Bills 0.42%–0.45% due 2/9/2017–2/23/2017	158,500	158,414
Other securities		316,039

Total short-term securities (cost: $1,680,239,000)		1,680,291
Total investment securities 100.17% (cost: $17,701,594,000)		21,083,426
Other assets less liabilities (0.17)%		(35,525)

Net assets 100.00%		$21,047,901

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $514,938,000, which represented 2.45% of the net assets of the fund. This amount includes $476,496,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $54,286,000, which represented ..26% of the net assets of the fund. Some securities in “Other securities” (with aggregate value of $5,229,000, an aggregate cost of $26,745,000, and which represented .02% of the net assets of the fund) were acquired from 3/10/2010 to 5/2/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series	87

Asset Allocation Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $420,833,000.

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 12/31/2016
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Receive	LCH	3-month USD-LIBOR	1.929%	9/29/2019	$ 80,000	$642
Receive	LCH	3-month USD-LIBOR	1.6365	10/16/2019	124,000	(6)
Receive	LCH	3-month USD-LIBOR	1.3675	6/28/2026	15,000	(1,232)
Pay	LCH	3-month USD-LIBOR	1.444	8/23/2026	15,000	1,157
Pay	LCH	3-month USD-LIBOR	1.583	10/25/2026	15,000	1,000
Pay	LCH	3-month USD-LIBOR	3.402	6/23/2044	18,000	(3,062)
Pay	LCH	3-month USD-LIBOR	2.945	10/16/2044	28,000	(2,129)
						$(3,630)

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $108,102,000.

						Unrealized
					Notional	appreciation
			Number of		amount	at 12/31/2016
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
2 Year U.S. Treasury Note Futures	CME	Long	500	April 2017	$108,102	$242

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	A portion of this security was pledged as collateral. The total value of pledged collateral was $8,182,000, which represented .04% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,223,757,000, which represented 5.81% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Coupon rate may change periodically.
[7]	Purchased on a TBA basis.

Key to abbreviations

ADR = American Depositary Receipts

CME = CME Group

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

See Notes to Financial Statements

88	American Funds Insurance Series

Global Balanced Fund

Summary investment portfolio December 31, 2016

Common stocks 58.48%	Shares	Value (000)
Industrials 10.09%
Boeing Co.	18,500	$2,880
KONE Oyj, Class B1	57,000	2,554
ASSA ABLOY AB, Class B1	118,000	2,189
Komatsu Ltd.[1]	91,000	2,054
BAE Systems PLC[1]	280,000	2,033
General Electric Co.	54,000	1,706
Flughafen Zürich AG1	8,500	1,577
Mitsubishi Electric Corp.[1]	110,000	1,529
Other securities		8,886
		25,408

Information technology 9.97%
Microsoft Corp.	92,200	5,729
ASML Holding NV1	50,169	5,621
Nintendo Co., Ltd.[1]	19,800	4,139
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	333,000	1,865
Amphenol Corp., Class A	24,000	1,613
Symantec Corp.	62,565	1,495
Other securities		4,659
		25,121

Energy 6.94%
Royal Dutch Shell PLC, Class B1	95,000	2,711
Royal Dutch Shell PLC, Class A1	585	16
ConocoPhillips	49,506	2,482
Enbridge Inc. (CAD denominated)	56,087	2,360
Schlumberger Ltd.	26,500	2,225
Spectra Energy Corp	44,100	1,812
LUKOIL Oil Co. PJSC (ADR)[1]	28,500	1,596
BP PLC[1]	216,000	1,342
Other securities		2,943
		17,487

Consumer staples 6.36%
British American Tobacco PLC[1]	64,755	3,677
Nestlé SA1	33,200	2,381
Reynolds American Inc.	42,104	2,360
Altria Group, Inc.	31,000	2,096
Philip Morris International Inc.	19,665	1,799
Other securities		3,708
		16,021

Health care 5.61%
Humana Inc.	20,830	4,250
Merck & Co., Inc.	58,120	3,422
Other securities		6,456
		14,128

Financials 4.52%
JPMorgan Chase & Co.	42,700	3,685
AIA Group Ltd.[1]	432,000	2,418
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	343,000	1,739
Wells Fargo & Co.	26,000	1,433
Prudential PLC[1]	69,000	1,376
Other securities		718
		11,369

American Funds Insurance Series	89

Global Balanced Fund

Common stocks (continued)	Shares	Value (000)
Materials 4.22%
E.I. du Pont de Nemours and Co.	37,500	$2,753
Linde AG1	8,900	1,459
Other securities		6,415
		10,627

Consumer discretionary 3.84%
Amazon.com, Inc.[2]	4,100	3,074
Home Depot, Inc.	22,030	2,954
Other securities		3,646
		9,674

Utilities 1.31%
Power Assets Holdings Ltd.[1]	195,500	1,722
Dominion Resources, Inc.	20,465	1,568
		3,290

Real estate 0.54%
Link REIT[1]	211,697	1,367

Telecommunication services 0.20%
Other securities		502

Miscellaneous 4.88%
Other common stocks in initial period of acquisition		12,294

Total common stocks (cost: $124,033,000)		147,288

Bonds, notes & other debt instruments 31.28%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 14.65%
Ireland (Republic of) 1.00%–5.40% 2023–2045	€2,640	3,204
Japan 0.10%–2.30% 2018–2045[4]	¥799,660	7,512
Poland (Republic of) 3.25%–5.75% 2017–2025	PLN12,490	3,205
United Mexican States 4.00%–10.00% 2017–2040[4]	MXN51,724	2,579
United Mexican States 4.13%–4.75% 2026–2046	$750	715
Other securities		19,683
		36,898

U.S. Treasury bonds & notes 8.21%
U.S. Treasury 5.76%
U.S. Treasury 1.50% 2020	1,500	1,496
U.S. Treasury 1.75% 2020	2,200	2,200
U.S. Treasury 0.75%–3.13% 2017–2045	10,903	10,826
		14,522

U.S. Treasury inflation-protected securities 2.45%
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	1,735	1,768
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2017–2046[4]	4,344	4,402
		6,170

Total U.S. Treasury bonds & notes		20,692

Corporate bonds & notes 6.34%
Financials 1.48%
JPMorgan Chase & Co. 2.55%–6.75% 2021–2049	239	250
Other securities		3,485
		3,735

90	American Funds Insurance Series

Global Balanced Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Health care 0.88%
Humana Inc. 3.15% 2022	$100	$100
Other securities		2,101
		2,201

Consumer staples 0.49%
Reynolds American Inc. 4.00%–5.85% 2022–2045	205	220
Other securities		1,013
		1,233

Industrials 0.30%
General Electric Capital Corp 2.30%–3.15% 2017–2022	115	116
Other securities		649
		765

Information technology 0.12%
Microsoft Corp. 2.40% 2026	110	104
Other securities		200
		304

Other 3.07%
Other securities		7,720

Total corporate bonds & notes		15,958

Mortgage-backed obligations 1.95%
Other mortgage-backed securities 1.03%
Nykredit Realkredit AS, Series 01E, 2.00% 2037[5]	DKr10,266	1,482
Other securities		1,110
		2,592

Federal agency mortgage-backed obligations 0.90%
Fannie Mae 4.00% 2047[5,6]	1,380	1,450
Other securities		831
		2,281

Commercial mortgage-backed securities 0.02%
Other securities		51

Total mortgage-backed obligations		4,924

Asset-backed obligations 0.13%
Other securities		323

Total bonds, notes & other debt instruments (cost: $82,976,000)		78,795

Short-term securities 9.11%
BMW U.S. Capital LLC 0.52% due 1/9/2017[3]	$6,000	5,999
Federal Home Loan Bank 0.46% due 1/20/2017	2,200	2,199
General Electric Co. 0.60% due 1/3/2017	6,250	6,250
Kaiser Foundation Hospitals 0.75% due 1/5/2017	2,000	2,000
Mizuho Bank, Ltd. 0.70% due 1/30/2017[3]	6,500	6,496

Total short-term securities (cost: $22,946,000)		22,944
Total investment securities 98.87% (cost: $229,955,000)		249,027
Other assets less liabilities 1.13%		2,853

Net assets 100.00%		$251,880

American Funds Insurance Series	91

Global Balanced Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $16,360,000.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 12/31/2016
	Settlement date	Counterparty	(000)	(000)	(000)
Purchases:
British pounds	1/19/2017	UBS AG	£157	$200	$(6)
Euros	1/9/2017	Bank of America, N.A.	€262	$283	(7)
Euros	1/9/2017	Citibank	€355	$384	(10)
Euros	1/10/2017	HSBC Bank	€710	$767	(19)
Euros	1/12/2017	JPMorgan Chase	€134	$143	(2)
Euros	1/19/2017	Citibank	€645	$693	(14)
Japanese yen	1/20/2017	Citibank	¥31,929	$281	(7)
Japanese yen	1/20/2017	JPMorgan Chase	¥39,248	$345	(9)
Japanese yen	1/20/2017	JPMorgan Chase	¥91,872	$800	(13)
Japanese yen	2/16/2017	HSBC Bank	¥22,250	$194	(3)
Japanese yen	2/17/2017	HSBC Bank	¥23,305	$203	(3)
Japanese yen	2/24/2017	HSBC Bank	¥36,272	$309	3
Norwegian kroner	1/13/2017	Bank of America, N.A.	NKr2,828	$335	(7)
Norwegian kroner	1/24/2017	Barclays Bank PLC	NKr2,443	$282	1
Swedish kronor	1/24/2017	Barclays Bank PLC	SKr1,625	$174	5
Swedish kronor	2/9/2017	Bank of America, N.A.	SKr1,270	$139	1
Swedish kronor	2/17/2017	UBS AG	SKr1,613	$176	1
					$(89)

Sales:
Australian dollars	1/11/2017	Bank of America, N.A.	$369	A$500	9
Australian dollars	1/25/2017	UBS AG	¥21,402	A$250	3
Australian dollars	1/25/2017	UBS AG	$182	A$250	2
British pounds	1/11/2017	Barclays Bank PLC	$2,122	£1,700	26
British pounds	1/12/2017	HSBC Bank	¥81,162	£565	(1)
Canadian dollars	1/23/2017	Bank of America, N.A.	€359	C$500	6
Canadian dollars	1/23/2017	Bank of America, N.A.	$375	C$500	2
Colombian pesos	1/11/2017	Citibank	$189	COP584,090	(5)
Colombian pesos	1/11/2017	JPMorgan Chase	$192	COP594,700	(6)
Euros	1/6/2017	JPMorgan Chase	$740	€700	3
Euros	1/9/2017	Citibank	SKr3,437	€350	9
Euros	1/13/2017	HSBC Bank	NKr1,123	€125	(1)
Euros	1/19/2017	Citibank	£296	€350	(4)
Euros	1/25/2017	HSBC Bank	$426	€400	4
Euros	1/26/2017	Citibank	SKr2,934	€300	6
Indian rupees	1/11/2017	JPMorgan Chase	$347	INR23,900	(5)
Israeli shekels	1/23/2017	Citibank	$338	ILS1,300	— [7]
Japanese yen	1/6/2017	JPMorgan Chase	$1,203	¥125,000	132
Japanese yen	2/6/2017	Bank of New York Mellon	$247	¥28,000	7
Malaysian ringgits	1/13/2017	JPMorgan Chase	$362	MYR1,600	5
Polish zloty	1/10/2017	JPMorgan Chase	$552	PLN2,307	1
South African rand	1/12/2017	JPMorgan Chase	$91	ZAR1,300	(3)
					$190
Forward currency contracts — net					$101

92	American Funds Insurance Series

Global Balanced Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $64,919,000, which represented 25.77% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $16,725,000, which represented 6.64% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Amount less than one thousand.

Key to abbreviations and symbols

A$ = Australian dollars

ADR = American Depositary Receipts

£ = British pounds

CAD/C$ = Canadian dollars

COP = Colombian pesos

DKr = Danish kroner

€ = Euros

ILS = Israeli shekels

INR = Indian rupees

¥ = Japanese yen

MXN = Mexican pesos

MYR = Malaysian ringgits

NKr = Norwegian kroner

PLN = Polish zloty

SKr = Swedish kronor

TBA = To-be-announced

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series	93

Bond Fund

Summary investment portfolio December 31, 2016

Bonds, notes & other debt instruments 92.36%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 33.22%
U.S. Treasury 29.60%
U.S. Treasury 0.75% 2018	$183,025	$181,940
U.S. Treasury 1.625% 2019	134,475	135,420
U.S. Treasury 1.625% 2019	111,250	112,023
U.S. Treasury 1.625% 2019	79,400	79,797
U.S. Treasury 1.25% 2020[1]	79,950	79,363
U.S. Treasury 8.75% 2020	40,000	49,959
U.S. Treasury 1.125% 2021	158,965	154,694
U.S. Treasury 1.375% 2021	140,000	137,243
U.S. Treasury 1.75% 2021	88,400	87,751
U.S. Treasury 2.00% 2022	222,750	221,322
U.S. Treasury 2.125% 2022	150,000	150,539
U.S. Treasury 1.375% 2023	75,000	71,083
U.S. Treasury 1.50% 2023	100,000	96,133
U.S. Treasury 1.625% 2023	147,500	142,545
U.S. Treasury 1.625% 2023	70,000	67,731
U.S. Treasury 2.125% 2023	62,000	61,613
U.S. Treasury 2.125% 2025	85,650	83,997
U.S. Treasury 1.50% 2026	160,000	147,194
U.S. Treasury 2.00% 2026	79,092	76,126
U.S. Treasury 3.00% 2045	198,625	195,372
U.S. Treasury 2.50% 2046	97,425	86,324
U.S. Treasury 2.50% 2046	83,275	73,787
U.S. Treasury 2.875% 2046	131,140	126,267
U.S. Treasury 0.75%–6.13% 2018–2046	612,124	605,071
		3,223,294

U.S. Treasury inflation-protected securities 3.62%
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	52,009	51,777
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	110,926	107,370
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	143,198	144,112
U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2021–2041[2]	83,593	91,173
		394,432

Total U.S. Treasury bonds & notes		3,617,726

Corporate bonds & notes 31.22%
Financials 6.20%
Other securities		675,314

Health care 5.93%
Other securities		645,936

Energy 4.54%
Other securities		494,703

Consumer discretionary 3.61%
Other securities		392,836

Utilities 3.06%
Other securities		333,530

Consumer staples 2.63%
Other securities		286,417

94	American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Telecommunication services 1.74%
Other securities		$189,383

Real estate 1.53%
Other securities		166,492

Information technology 0.58%
Microsoft Corp. 3.70% 2046	$870	819
Other securities		62,160
		62,979

Other 1.40%
Other securities		152,297

Total corporate bonds & notes		3,399,887

Mortgage-backed obligations 19.61%
Federal agency mortgage-backed obligations 18.00%
Fannie Mae 3.00% 2046[3]	114,741	114,070
Fannie Mae 4.00% 2046[3]	60,087	63,216
Fannie Mae 4.00% 2046[3]	54,944	57,813
Fannie Mae 4.50% 2046[3]	49,927	53,893
Fannie Mae 3.50% 2047[3,4]	57,650	59,055
Fannie Mae 4.00% 2047[3,4]	71,000	74,612
Fannie Mae 4.50% 2047[3,4]	61,925	66,516
Fannie Mae 4.50% 2047[3,4]	59,075	63,527
Fannie Mae 2.39%–9.35% 2023–2046[3,5]	214,930	228,522
Freddie Mac 3.00% 2035[3]	58,279	59,058
Freddie Mac 3.50% 2046[3]	204,554	209,587
Freddie Mac 3.50% 2046[3]	112,966	115,768
Freddie Mac 3.50% 2046[3]	107,601	110,244
Freddie Mac 4.00% 2046[3]	271,051	284,763
Freddie Mac 4.00% 2046[3]	82,334	86,526
Freddie Mac 4.00% 2046[3]	47,770	50,202
Freddie Mac 0%–5.50% 2033–2046[3]	141,635	146,433
Government National Mortgage Assn. 4.50% 2040–2045[3]	108,732	116,185
		1,959,990

Commercial mortgage-backed securities 1.13%
Other securities		122,874

Other mortgage-backed securities 0.46%
Freddie Mac 2.18%–3.13% 2021–2025[3]	49,205	49,727

Collateralized mortgage-backed (privately originated) 0.02%
Freddie Mac, Series 2016-DNA3, Class M1, 1.856% 2028[3,5]	1,840	1,845
Other securities		931
		2,776

Total mortgage-backed obligations		2,135,367

American Funds Insurance Series	95

Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 5.60%
Japan, Series 19, 0.10% 2024[2]	¥5,323,620	$48,397
Japan, Series 20, 0.10% 2025[2]	11,227,500	102,212
United Mexican States, Series M, 6.50% 2021	MXN3,132,700	147,501
United Mexican States 3.60%–6.05% 2025–2047	$25,020	24,364
United Mexican States 4.00%–5.75% 2026–2046[2]	MXN666,680	29,556
Other securities		258,040
		610,070

Asset-backed obligations 1.31%
Other securities		142,447

Municipals 0.74%
Other securities		80,240

Federal agency bonds & notes 0.66%
Fannie Mae 2.125% 2026	$12,410	11,764
Freddie Mac 1.25% 2019	22,000	21,891
Other securities		38,660
		72,315

Total bonds, notes & other debt instruments (cost: $10,198,466,000)		10,058,052

Common stocks 0.02%	Shares
Other 0.01%
Other securities		804

Miscellaneous 0.01%
Other common stocks in initial period of acquisition		969

Total common stocks (cost: $1,644,000)		1,773

Rights & warrants 0.00%
Utilities 0.00%
Other securities		111

Total rights & warrants (cost: $123,000)		111

	Principal amount
Short-term securities 9.65%	(000)
Apple Inc. 0.55% due 1/24/2017[6]	$68,200	68,177
BNP Paribas, New York Branch 1.21%–1.24% due 2/24/2017–4/5/2017	50,000	49,900
BPCE 1.14%–1.22% due 2/22/2017–4/6/2017[6]	50,000	49,903
Chevron Corp. 0.54% due 1/13/2017[6]	64,000	63,986
Federal Home Loan Bank 0.36%–0.56% due 1/9/2017–5/12/2017	359,900	359,589
Microsoft Corp. 0.59%–0.76% due 1/4/2017–2/14/2017[6]	112,700	112,681
U.S. Treasury Bills 0.40%–0.43% due 1/19/2017–2/9/2017	140,900	140,863
Other securities		205,843

Total short-term securities (cost: $1,050,880,000)		1,050,942
Total investment securities 102.03% (cost: $11,251,113,000)		11,110,878
Other assets less liabilities (2.03)%		(221,361)

Net assets 100.00%		$10,889,517

96	American Funds Insurance Series

Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,359,000, which represented .01% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $13,253,000, which represented .12% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $317,550,000.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2016 (000)
Sales:
Australian dollars	1/20/2017	HSBC Bank	$48,171	A$64,500	$1,651
Chilean pesos	1/20/2017	Citibank	$45,462	CLP30,275,750	333
Euros	1/13/2017	Citibank	$17,475	€16,750	(172)
Japanese yen	1/19/2017	UBS AG	$30,269	¥3,430,000	884
Japanese yen	1/24/2017	Bank of America, N.A.	$12,292	¥1,445,000	(91)
Japanese yen	1/26/2017	JPMorgan Chase	$41,920	¥4,925,000	(288)
Japanese yen	1/26/2017	HSBC Bank	$62,069	¥7,300,000	(494)
Mexican pesos	1/23/2017	Barclays Bank PLC	$12,214	MXN252,000	104
					$1,927

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $2,481,366,000.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2016 (000)
Pay	LCH	3-month USD-LIBOR	0.765%	10/27/2017	$27,500	$81
Receive	LCH	3-month USD-LIBOR	1.669	10/28/2019	112,000	77
Receive	LCH	3-month USD-LIBOR	1.6915	6/3/2020	1,600	(3)
Receive	LCH	3-month USD-LIBOR	1.628	8/24/2020	7,000	(41)
Receive	LCH	3-month USD-LIBOR	1.7345	12/31/2020	120,000	(508)
Receive	LCH	3-month USD-LIBOR	1.2415	3/4/2021	237,000	(5,987)
Receive	LCH	3-month USD-LIBOR	1.157	5/12/2021	5,000	(155)
Receive	LCH	3-month USD-LIBOR	1.8855	12/15/2021	49,800	(187)
Receive	LCH	3-month USD-LIBOR	1.885	12/15/2021	250,200	(948)
Pay	LCH	3-month USD-LIBOR	2.1305	7/17/2022	100,000	(545)
Receive	LCH	3-month USD-LIBOR	1.9375	12/18/2022	150,000	(1,141)
Pay	LCH	3-month USD-LIBOR	2.701	6/9/2024	60,000	(2,147)
Pay	LCH	3-month USD-LIBOR	2.6815	9/24/2024	1,600	(55)
Pay	LCH	3-month USD-LIBOR	2.54	10/3/2024	400	(10)
Pay	LCH	6-month EURIBOR	0.9852	10/17/2024	€25,000	(1,194)
Pay	LCH	3-month USD-LIBOR	2.342	10/21/2024	$290	(3)
Pay	LCH	3-month USD-LIBOR	2.326	10/22/2024	800	(7)
Pay	LCH	3-month USD-LIBOR	2.372	10/24/2024	1,150	(13)
Pay	LCH	3-month USD-LIBOR	2.438	11/19/2024	2,750	(44)

American Funds Insurance Series	97

Bond Fund

Interest rate swaps (continued)

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2016 (000)
Pay	LCH	3-month USD-LIBOR	2.4585%	11/24/2024	$23,000	$(405)
Pay	LCH	3-month USD-LIBOR	2.4295	11/25/2024	800	(12)
Pay	LCH	3-month USD-LIBOR	2.353	12/8/2024	700	(7)
Pay	LCH	3-month USD-LIBOR	2.2845	12/12/2024	330	(1)
Pay	LCH	3-month USD-LIBOR	1.8185	1/20/2025	900	28
Pay	LCH	3-month USD-LIBOR	1.9365	1/22/2025	1,500	33
Pay	LCH	3-month USD-LIBOR	2.192	3/18/2025	1,850	7
Pay	LCH	3-month USD-LIBOR	2.0475	3/23/2025	450	7
Pay	LCH	3-month USD-LIBOR	2.3175	5/8/2025	1,500	(8)
Pay	LCH	3-month USD-LIBOR	2.339	5/13/2025	375	(3)
Pay	LCH	3-month USD-LIBOR	2.351	5/15/2025	590	(5)
Pay	LCH	3-month USD-LIBOR	2.287	5/20/2025	500	(1)
Pay	LCH	3-month USD-LIBOR	2.227	5/28/2025	260	— [7]
Pay	LCH	3-month USD-LIBOR	2.2125	5/29/2025	465	1
Pay	LCH	3-month USD-LIBOR	2.451	6/5/2025	650	(10)
Pay	LCH	3-month USD-LIBOR	2.46	6/10/2025	2,536	(41)
Pay	LCH	3-month USD-LIBOR	2.455	6/24/2025	235	(4)
Pay	LCH	3-month USD-LIBOR	2.428	7/2/2025	2,000	(27)
Pay	LCH	3-month USD-LIBOR	2.397	7/13/2025	900	(10)
Pay	LCH	3-month USD-LIBOR	2.535	7/15/2025	800	(18)
Pay	LCH	3-month USD-LIBOR	2.4615	7/22/2025	1,300	(21)
Pay	LCH	3-month USD-LIBOR	2.312	7/29/2025	1,000	(4)
Pay	LCH	3-month USD-LIBOR	2.331	7/30/2025	435	(2)
Pay	LCH	3-month USD-LIBOR	2.228	9/4/2025	12,000	37
Pay	LCH	3-month USD-LIBOR	2.2135	9/4/2025	5,000	21
Pay	LCH	6-month JPY-LIBOR	0.282	2/2/2026	¥5,500,000	(417)
Pay	LCH	3-month USD-LIBOR	1.6705	3/4/2026	$248,000	13,023
Pay	LCH	6-month JPY-LIBOR	0.0875	3/10/2026	¥11,100,000	881
Pay	LCH	3-month USD-LIBOR	1.5925	5/9/2026	$1,000	61
Pay	LCH	3-month USD-LIBOR	1.595	5/12/2026	8,500	517
Pay	LCH	3-month USD-LIBOR	1.592	5/12/2026	4,000	244
Receive	LCH	3-month USD-LIBOR	3.0865	8/18/2034	2,250	184
Receive	LCH	3-month USD-LIBOR	2.913	11/24/2034	10,000	562
Receive	LCH	3-month USD-LIBOR	2.844	6/11/2035	3,250	150
Receive	LCH	3-month USD-LIBOR	2.9535	6/30/2035	2,500	158
Receive	LCH	3-month USD-LIBOR	2.773	7/13/2035	500	18
Receive	LCH	3-month USD-LIBOR	2.589	9/4/2035	3,100	21
Pay	LCH	3-month USD-LIBOR	3.0515	11/14/2044	1,000	(98)
Pay	LCH	3-month USD-LIBOR	2.925	12/3/2044	1,230	(89)
Pay	LCH	3-month USD-LIBOR	2.6695	12/19/2044	200	(4)
Pay	LCH	3-month USD-LIBOR	2.5755	3/5/2045	1,470	2
Receive	LCH	3-month USD-LIBOR	2.377	4/29/2045	1,910	(82)
Pay	LCH	3-month USD-LIBOR	2.757	5/8/2045	1,500	(56)
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	51,200	610
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	3,800	38
Pay	LCH	3-month USD-LIBOR	2.6095	1/7/2046	5,500	(33)
Pay	LCH	3-month USD-LIBOR	2.354	1/29/2046	47,000	2,296
Pay	LCH	6-month JPY-LIBOR	0.58295	3/23/2046	¥2,000,000	1,144
Receive	LCH	6-month JPY-LIBOR	0.64355	4/27/2046	2,000,000	(861)
Pay	LCH	3-month USD-LIBOR	2.1155	5/13/2046	$4,000	405
Pay	LCH	U.S. Federal Funds Effective Rate	1.384	7/29/2046	17,000	3,062
						$8,461

98	American Funds Insurance Series

Bond Fund

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $519,651,000.

Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 12/31/2016 (000)
10 Year Ultra U.S. Treasury Note Futures	CME	Long	1,454	March 2017	$194,802	$ 125
30 Year Ultra U.S. Treasury Bond Futures	CME	Short	462	March 2017	73,965	(71)
10 Year U.S. Treasury Note Futures	CME	Long	250	March 2017	31,192	(122)
2 Year U.S. Treasury Note Futures	CME	Long	4,467	April 2017	968,166	(223)
5 Year U.S. Treasury Note Futures	CME	Long	2,283	April 2017	269,444	(817)
						$(1,108)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $31,842,000, which represented .29% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,256,376,000, which represented 11.54% of the net assets of the fund.
[7]	Amount less than one thousand.

Key to abbreviations and symbols

A$ = Australian dollars

CLP = Chilean pesos

CME = CME Group

EURIBOR = Euro Interbank Offered Rate

€ = Euros

JPY/¥ = Japanese yen

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

TBA = To-be-announced

See Notes to Financial Statements

American Funds Insurance Series	99

Global Bond Fund

Summary investment portfolio December 31, 2016

Bonds, notes & other debt instruments 94.85%	Principal amount (000)	Value (000)
Euros 9.43%
Belgium (Kingdom of), Series 77, 1.00% 2026	€9,600	$10,539
Germany (Federal Republic of) 2.50% 2046	20,475	30,347
Germany (Federal Republic of) 0.10%–6.25% 2023–2040[1]	3,406	5,320
Hungary 3.88%–6.00% 2019–2020	2,200	2,593
Ireland (Republic of) 5.40% 2025	8,070	11,793
Ireland (Republic of) 1.00%–3.90% 2023–2045	27,905	33,327
Italy (Republic of) 0.95%–4.75% 2022–2024	20,425	22,967
Spain (Kingdom of) 3.80% 2024	6,150	7,756
Spain (Kingdom of) 1.30% 2026	14,400	15,071
Other securities		72,336
		212,049

Japanese yen 8.44%
Japan, Series 326, 0.70% 2022	¥1,935,000	17,337
Japan, Series 325, 0.80% 2022	1,370,000	12,317
Japan, Series 329, 0.80% 2023	1,145,000	10,352
Japan, Series 18, 0.10% 2024[1]	4,695,040	42,321
Japan, Series 19, 0.10% 2024[1]	2,664,300	24,221
Japan, Series 116, 2.20% 2030	1,735,000	18,747
Japan, Series 145, 1.70% 2033	2,005,000	20,793
Japan 0.10%–2.30% 2021–2045[1]	4,563,940	43,632
		189,720

Polish zloty 5.07%
Poland (Republic of), Series 1017, 5.25% 2017	PLN54,472	13,407
Poland (Republic of), Series 0420, 1.50% 2020	157,850	36,529
Poland (Republic of), Series 0421, 2.00% 2021	97,250	22,505
Poland (Republic of), Series 0922, 5.75% 2022	46,600	12,646
Poland (Republic of) 3.25%–5.75% 2020–2025	112,720	28,774
		113,861

Hungarian forints 5.00%
Hungary, Series C, 2.00% 2019	HUF6,183,750	21,783
Hungary, Series A, 6.50% 2019	7,290,830	28,317
Hungary, Series A, 7.50% 2020	8,979,340	37,739
Hungary, Series B, 5.50% 2025	2,501,050	10,207
Hungary 3.50%–7.00% 2020–2023	3,621,220	14,402
		112,448

Mexican pesos 4.62%
United Mexican States, Series M, 6.50% 2021	MXN1,093,800	51,501
United Mexican States, Series M20, 10.00% 2024	209,500	11,712
United Mexican States, Series M, 5.75% 2026	523,500	22,445
United Mexican States 4.00%–10.00% 2017–2042[1]	360,441	18,111
		103,769

Malaysian ringgits 2.79%
Malaysia (Federation of), Series 0315, 3.659% 2020	MYR108,610	24,202
Malaysia (Federation of) 3.58%–4.50% 2018–2030	176,105	38,590
		62,792

Danish kroner 2.63%
Nykredit Realkredit AS, Series 01E, 2.00% 2037[2]	DKr211,859	30,590
Nykredit Realkredit AS, Series 01E, 2.50% 2047[2]	18,237	2,613
Realkredit Danmark AS, Series 22S, 2.00% 2037[2]	128,153	18,418
Other securities		7,407
		59,028

100	American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Indian rupees 1.81%
India (Republic of) 7.80% 2021	INR937,820	$14,455
India (Republic of) 8.83% 2023	1,284,200	21,052
India (Republic of) 9.20% 2030	299,780	5,206
		40,713

British pounds 1.47%
United Kingdom 1.00% 2017	£9,100	11,291
United Kingdom 1.50%–3.25% 2023–2044	12,200	17,069
Other securities		4,632
		32,992

Brazilian reais 1.18%
Brazil (Federative Republic of) 0% 2017	BRL26,000	7,751
Brazil (Federative Republic of) 0% 2020	84,000	18,831
		26,582

Australian dollars 0.93%
Australia (Commonwealth of), Series 124, 5.75% 2021	A$16,900	14,010
Other securities		6,974
		20,984

Chilean pesos 0.92%
Chile (Banco Central de) 4.50% 2021	CLP13,540,000	20,770

Canadian dollars 0.63%
Canada 2.25% 2025	C$18,050	14,099

Argentine pesos 0.37%
Argentine Republic 15.50%–18.20% 2021–2026	ARS133,640	8,350

U.S. dollars 46.83%
Argentine Republic 6.63%–7.63% 2021–2046[3]	$21,705	22,342
Fannie Mae 4.00% 2047[2,4]	23,200	24,380
Fannie Mae 4.50% 2047[2,4]	12,900	13,872
Fannie Mae 2.18%–4.50% 2022–2047[2,4]	11,799	12,406
Hungary 4.00%–7.63% 2019–2041	14,544	17,053
Slovenia (Republic of) 5.50% 2022	10,840	12,002
U.S. Treasury 1.625% 2019[5]	26,200	26,400
U.S. Treasury 1.75% 2019	12,050	12,169
U.S. Treasury 1.375% 2020	17,900	17,788
U.S. Treasury 1.75% 2020	10,300	10,298
U.S. Treasury 1.125% 2021	59,160	57,570
U.S. Treasury 2.875% 2046	29,625	28,524
U.S. Treasury 0.75%–3.50% 2017–2046	94,634	93,467
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	32,348	32,959
U.S. Treasury Inflation-Protected Security 0.25% 2025[1]	11,328	11,154
U.S. Treasury Inflation-Protected Security 1.00% 2046[1]	32,925	33,135
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2024–2045[1]	32,547	33,120
United Mexican States 4.13%–4.75% 2026–2044	5,000	4,707
Other securities		589,571
		1,052,917

Other 2.73%
Other securities		61,341

Total bonds, notes & other debt instruments (cost: $2,219,617,000)		2,132,415

American Funds Insurance Series	101

Global Bond Fund

Convertible stocks 0.04%	Shares	Value (000)
U.S. dollars 0.00%
Other securities		$124

Miscellaneous 0.04%
Other convertible stocks in initial period of acquisition		816

Total convertible stocks (cost: $1,202,000)		940

Common stocks 0.07%
U.S. dollars 0.07%
Other securities		1,519

Total common stocks (cost: $4,152,000)		1,519

Short-term securities 6.97%	Principal amount (000)
American Honda Finance Corp. 0.76% due 2/21/2017	$30,000	29,973
BMW U.S. Capital LLC 0.83% due 3/17/2017[3]	20,000	19,963
Federal Home Loan Bank 0.50%–0.51% due 2/7/2017–2/13/2017	20,000	19,991
Liberty Street Funding Corp. 1.05% due 3/15/2017[3]	20,000	19,963
Microsoft Corp. 0.70% due 2/1/2017[3]	15,000	14,992
Mizuho Bank, Ltd. 0.70% due 1/30/2017–2/2/2017[3]	35,000	34,977
Other securities		16,748

Total short-term securities (cost: $156,597,000)		156,607
Total investment securities 101.93% (cost: $2,381,568,000)		2,291,481
Other assets less liabilities (1.93)%		(43,297)

Net assets 100.00%		$2,248,184

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $2,370,000, which represented .11% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $6,709,000, which represented .30% of the net assets of the fund. Some securities in “Other securities” (with aggregate value of $232,000, an aggregate cost of $1,384,000, and which represented .01% of the net assets of the fund) were acquired from 3/10/2010 to 4/3/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $429,247,000.

			Contract amount		Unrealized (depreciation) appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2016 (000)
Purchases:
British pounds	1/13/2017	JPMorgan Chase	£5,633	$7,150	$ (204)
Euros	1/6/2017	UBS AG	€17,250	$18,848	(680)
Euros	1/10/2017	HSBC Bank	€4,052	$4,375	(107)

102	American Funds Insurance Series

Global Bond Fund

			Contract amount		Unrealized (depreciation) appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2016 (000)
Euros	1/12/2017	Barclays Bank PLC	€13,503	$14,386	$ (161)
Euros	1/19/2017	Bank of America, N.A.	€6,645	$7,145	(141)
Japanese yen	1/6/2017	JPMorgan Chase	¥3,321,365	$29,950	(1,515)
Japanese yen	1/11/2017	Citibank	¥118,559	$1,059	(44)
Japanese yen	1/11/2017	HSBC Bank	¥2,541,140	$22,450	(689)
Japanese yen	1/12/2017	Barclays Bank PLC	¥479,785	$4,204	(95)
Japanese yen	1/20/2017	Citibank	¥351,002	$3,089	(81)
Japanese yen	1/20/2017	JPMorgan Chase	¥392,477	$3,451	(88)
Japanese yen	1/20/2017	JPMorgan Chase	¥1,877,634	$16,350	(263)
Japanese yen	1/26/2017	Bank of America, N.A.	¥2,364,530	$20,600	(335)
Japanese yen	2/6/2017	Citibank	¥392,473	$3,471	(106)
Japanese yen	2/16/2017	HSBC Bank	¥1,310,000	$11,398	(162)
Japanese yen	2/24/2017	HSBC Bank	¥846,335	$7,199	63
Norwegian kroner	1/13/2017	Bank of America, N.A.	NKr48,486	$5,743	(127)
Norwegian kroner	1/24/2017	Barclays Bank PLC	NKr46,831	$5,408	16
Swedish kronor	1/24/2017	Barclays Bank PLC	SKr60,114	$6,418	191
Swedish kronor	2/16/2017	Barclays Bank PLC	SKr30,059	$3,292	17
					$(4,511)
Sales:
Australian dollars	1/9/2017	JPMorgan Chase	$4,189	A$5,600	148
Australian dollars	1/11/2017	Bank of America, N.A.	$7,382	A$10,000	168
Australian dollars	1/25/2017	UBS AG	$14,713	A$20,200	146
Brazilian reais	4/3/2017	Citibank	$511	BRL1,800	(28)
Brazilian reais	4/3/2017	Citibank	$6,912	BRL24,200	(335)
British pounds	1/10/2017	HSBC Bank	€5,606	£4,750	49
Canadian dollars	1/23/2017	JPMorgan Chase	€2,872	C$4,000	48
Canadian dollars	1/23/2017	Bank of America, N.A.	€2,872	C$4,000	47
Canadian dollars	1/23/2017	Bank of America, N.A.	$5,956	C$7,950	33
Chilean pesos	1/20/2017	Citibank	$20,819	CLP13,864,500	153
Colombian pesos	1/11/2017	Citibank	$4,345	COP13,434,070	(120)
Colombian pesos	1/11/2017	JPMorgan Chase	$4,666	COP14,451,550	(136)
Danish kroner	2/6/2017	Citibank	NKr29,852	DKr24,600	(33)
Euros	1/6/2017	JPMorgan Chase	$11,314	€10,700	45
Euros	1/9/2017	Citibank	SKr94,766	€9,650	245
Euros	1/12/2017	HSBC Bank	¥650,453	€5,350	(66)
Euros	1/13/2017	HSBC Bank	NKr14,378	€1,600	(20)
Euros	1/19/2017	JPMorgan Chase	£5,659	€6,700	(82)
Euros	1/19/2017	Bank of America, N.A.	$21,883	€21,050	(301)
Euros	1/20/2017	Citibank	£17,558	€20,900	(375)
Euros	1/23/2017	JPMorgan Chase	£11,534	€13,700	(216)
Hungarian forints	1/10/2017	HSBC Bank	€3,181	HUF1,000,000	(54)
Indian rupees	1/11/2017	JPMorgan Chase	$7,105	INR489,200	(94)
Indian rupees	1/11/2017	UBS AG	$9,004	INR620,000	(120)
Israeli shekels	1/23/2017	Citibank	$6,681	ILS25,700	5
Malaysian ringgits	1/13/2017	UBS AG	$5,963	MYR26,400	81
New Zealand dollars	1/13/2017	Citibank	£5,617	NZ$10,050	(53)
New Zealand dollars	1/24/2017	JPMorgan Chase	$5,024	NZ$7,150	61
Polish zloty	1/10/2017	JPMorgan Chase	$9,534	PLN39,827	19
South African rand	1/12/2017	JPMorgan Chase	$1,990	ZAR28,350	(69)
					$ (854)
Forward currency contracts — net					$(5,365)

American Funds Insurance Series	103

Global Bond Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $166,185,000.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 12/31/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.384%	12/15/2018	$65,000	$ (79)
Receive	LCH	6-month NOK-NIBOR	1.36	12/19/2019	NKr250,000	11
Receive	LCH	3-month USD-LIBOR	1.572	9/16/2020	$10,000	(83)
Receive	LCH	3-month USD-LIBOR	1.8855	12/15/2021	23,100	(87)
Receive	LCH	3-month USD-LIBOR	1.885	12/15/2021	115,900	(439)
Pay	LCH	3-month USD-LIBOR	2.468	12/19/2026	10,000	(123)
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	17,400	207
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	1,100	11
Pay	LCH	3-month USD-LIBOR	2.556	11/27/2045	10,000	55
Pay	LCH	3-month USD-LIBOR	2.354	1/29/2046	6,000	293
Pay	LCH	3-month USD-LIBOR	2.116	4/15/2046	5,750	580
Receive	LCH	6-month EURIBOR	1.1193	5/27/2046	€2,500	(72)
Pay	LCH	3-month USD-LIBOR	1.909	10/11/2046	$5,750	848
						$1,122

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $280,390,000, which represented 12.47% of the net assets of the fund.
[4]	Purchased on a TBA basis.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $12,261,000, which represented .55% of the net assets of the fund.

Key to abbreviations and symbols

A$ = Australian dollars

ARS = Argentine pesos
BRL = Brazilian reais

£ = British pounds

C$ = Canadian dollars

CLP = Chilean pesos

COP = Colombian pesos

DKr = Danish kroner

EURIBOR = Euro Interbank Offered Rate

€ = Euros

HUF = Hungarian forints

ILS = Israeli shekels

INR = Indian rupees

¥ = Japanese yen

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NIBOR = Norway Interbank Offered Rate

NOK/NKr = Norwegian kroner

NZ$ = New Zealand dollars

PLN = Polish zloty

SKr = Swedish kronor

TBA = To-be-announced

ZAR = South African rand

See Notes to Financial Statements

104	American Funds Insurance Series

High-Income Bond Fund

Summary investment portfolio December 31, 2016

Bonds, notes & other debt instruments 92.06%	Principal amount (000)	Value (000)
Corporate bonds & notes 90.35%
Energy 17.62%
Cheniere Energy, Inc. 5.88%–7.00% 2024–2025[1]	$6,265	$6,475
Chesapeake Energy Corp. 4.13% 2019[2]	7,425	7,499
Chesapeake Energy Corp. 4.88%–8.00% 2022–2025[1]	11,705	11,676
Chesapeake Energy Corp., Term Loan, 8.50% 2021[2,3,4]	1,350	1,474
CONSOL Energy Inc. 5.875% 2022	13,325	13,125
NGL Energy Partners LP 6.875% 2021	9,940	10,213
NGPL PipeCo LLC 9.625% 2019[1]	13,810	14,535
NGPL PipeCo LLC 7.12%–7.77% 2017–2037[1]	5,220	5,500
Sabine Pass Liquefaction, LLC 5.75% 2024	7,025	7,570
Sabine Pass Liquefaction, LLC 5.00%–5.88% 2021–2027[1]	15,945	16,906
Southwestern Energy Co. 4.10% 2022	7,755	7,366
Teekay Corp. 8.50% 2020	16,173	15,445
Weatherford International PLC 4.50%–9.88% 2021–2040[1]	22,745	20,867
Other securities		175,368
		314,019

Telecommunication services 12.72%
Altice Financing SA 6.625% 2023[1]	835	860
Altice Finco SA 6.50%–9.88% 2020–2022[1]	1,850	1,944
Altice NV 5.50% 2026[1]	1,300	1,329
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	10,845	11,197
Digicel Group Ltd. 8.25% 2020[1]	13,300	11,478
Frontier Communications Corp. 10.50% 2022	7,580	7,997
Frontier Communications Corp. 11.00% 2025	8,687	9,002
Frontier Communications Corp. 8.50%–8.88% 2020–2022	4,250	4,482
Intelsat Jackson Holding Co. 7.25% 2019	11,850	10,013
Ligado Networks, Term Loan, 9.75% 2020[2,3,4,5]	24,292	22,572
MetroPCS Wireless, Inc. 6.25% 2021	11,650	12,145
MetroPCS Wireless, Inc. 6.625% 2023	3,950	4,197
Neptune Finco Corp. (Altice NV) 6.63%–10.13% 2023–2025[1]	3,950	4,445
Numericable Group SA 6.00%–7.38% 2022–2026[1]	4,615	4,737
SoftBank Corp. 4.50% 2020[1]	8,725	8,965
T-Mobile US, Inc. 6.00%–6.73% 2022–2026	6,575	6,983
Trilogy International Partners, LLC 13.375% 2019[1]	10,825	11,150
Wind Acquisition SA 4.75% 2020[1]	3,150	3,189
Wind Acquisition SA 7.375% 2021[1]	17,125	17,853
Windstream Holdings, Inc. 7.75% 2021	10,575	10,924
Other securities		61,244
		226,706

Health care 11.45%
Centene Corp. 4.75% 2022	10,290	10,444
Centene Corp. 4.75%–6.13% 2021–2025	10,730	10,936
DJO Finco Inc. 8.125% 2021[1]	9,160	7,992
Kinetic Concepts, Inc. 7.875% 2021[1]	990	1,077
Kinetic Concepts, Inc. 9.625% 2021[1]	14,650	15,566
Kinetic Concepts, Inc. 12.50% 2021[1]	13,978	14,712
Molina Healthcare, Inc. 5.375% 2022	7,890	8,048
Tenet Healthcare Corp. 4.38%–7.50% 2021–2023[1]	6,165	6,017
Tenet Healthcare Corp., First Lien, 6.00% 2020	7,685	8,031
Tenet Healthcare Corp., First Lien 4.50%–4.75% 2020–2021	7,655	7,718
Valeant Pharmaceuticals International Inc. 5.50% 2023[1]	1,675	1,265
VPI Escrow Corp. 6.75% 2018[1]	10,750	10,239
VPI Escrow Corp. 6.375% 2020[1]	14,355	12,404
VPI Escrow Corp. 7.50% 2021[1]	575	489
VRX Escrow Corp. 5.38%–6.13% 2020–2025[1]	9,670	7,805
Other securities		81,277
		204,020

American Funds Insurance Series	105

High-Income Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Consumer discretionary 11.11%
Cablevision Systems Corp. 5.50%–7.75% 2018–2027[1]	$8,600	$9,112
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	10,445	10,837
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	13,153	13,194
Wynn Macau, Ltd. 5.25% 2021[1]	8,825	8,935
Other securities		155,872
		197,950

Materials 10.12%
ArcelorMittal 7.75% 2041	12,205	13,059
Chemours Co. 7.00% 2025	8,465	8,380
Cliffs Natural Resources Inc. 8.25% 2020[1]	6,625	7,287
First Quantum Minerals Ltd. 6.75% 2020[1]	13,693	13,727
First Quantum Minerals Ltd. 7.00% 2021[1]	16,193	16,187
First Quantum Minerals Ltd. 7.25% 2022[1]	3,525	3,490
FMG Resources 9.75% 2022[1]	10,405	12,123
Ryerson Inc. 11.00% 2022[1]	10,932	12,053
Other securities		93,969
		180,275

Industrials 9.27%
Associated Materials, LLC 9.00% 2024[1]	13,800	13,869
Corporate Risk Holdings LLC 9.50% 2019[1]	12,782	13,197
General Electric Co. 5.00% 2021	740	769
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	10,020	8,392
Other securities		128,888
		165,115

Information technology 7.04%
First Data Corp. 7.00% 2023[1]	8,930	9,533
Gogo Inc. 12.50% 2022[1]	10,050	10,929
Kronos Inc., Term Loan B, 9.25% 2024[2,3,4]	9,075	9,367
Other securities		95,527
		125,356

Financials 4.47%
CIT Group Inc. 3.875% 2019	14,810	15,162
Other securities		64,576
		79,738

Utilities 3.79%
AES Corp. 5.50%–8.00% 2020–2026	17,365	18,345
NRG Energy, Inc. 6.625% 2027[1]	9,510	9,034
TEX Operations Co. LLC, Term Loan B, 5.00% 2023[2,3,4]	7,166	7,233
Other securities		32,930
		67,542

Real estate 1.95%
Other securities		34,671

Consumer staples 0.81%
Other securities		14,354

Total corporate bonds & notes		1,609,746

106	American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Other bonds & notes 1.71%
U.S. Treasury 1.00% 2018	$10,000	$9,968
U.S. Treasury 1.375% 2020[6]	10,000	9,936
Other securities		10,570
		30,474

Total bonds, notes & other debt instruments (cost: $1,614,854,000)		1,640,220

Convertible bonds 0.43%
Energy 0.03%
Chesapeake Energy Corp. 5.50% 2026[1]	540	587

Other 0.27%
Other securities		4,801

Miscellaneous 0.13%
Other convertible bonds in initial period of acquisition		2,238

Total convertible bonds (cost: $7,597,000)		7,626

Convertible stocks 0.83%	Shares
Telecommunication services 0.04%
Frontier Communications Corp., Series A, convertible preferred	10,000	711

Other 0.27%
Other securities		4,946

Miscellaneous 0.52%
Other convertible stocks in initial period of acquisition		9,212

Total convertible stocks (cost: $20,627,000)		14,869

Common stocks 0.90%
Other 0.86%
Other securities		15,391

Miscellaneous 0.04%
Other common stocks in initial period of acquisition		636

Total common stocks (cost: $37,432,000)		16,027

Rights & warrants 0.01%
Utilities 0.01%
Other securities		73

Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		—

Total rights & warrants (cost: $80,000)		73

American Funds Insurance Series	107

High-Income Bond Fund

Short-term securities 4.29%	Principal amount (000)	Value (000)
Federal Home Loan Bank 0.53% due 2/17/2017	$30,700	$30,683
General Electric Co. 0.60% due 1/3/2017	20,000	19,999
U.S. Treasury Bills 0.40% due 1/5/2017	20,000	19,999
Other securities		5,750

Total short-term securities (cost: $76,427,000)		76,431
Total investment securities 98.52% (cost: $1,757,017,000)		1,755,246
Other assets less liabilities 1.48%		26,395

Net assets 100.00%		$1,781,641

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $34,309,000, which represented 1.93% of the net assets of the fund. Some securities in “Other securities” (with aggregate value of $3,634,000, an aggregate cost of $13,197,000, and which represented ..20% of the net assets of the fund) were acquired from 3/10/2010 to 8/22/2014 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

108	American Funds Insurance Series

High-Income Bond Fund

Interest rate swaps

The fund has entered into an interest rate swap as shown in the following table. The average month-end notional amount of interest rate swaps while held was $21,008,000.

						Unrealized
						appreciation
Pay/receive			Fixed	Expiration	Notional	at 12/31/2016
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	2.0745%	11/21/2026	$18,600	$427

Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average month-end notional amount of credit default swaps while held was $14,167,000.

Centrally cleared credit default swaps on credit indices — sell protection

						Upfront	Unrealized
						premiums	appreciation
		Receive	Expiration	Notional	Value	received	at 12/31/2016
Referenced index	Clearinghouse	fixed rate	date	(000)	(000)	(000)	(000)
CDX.NA.HY.26	ICE	5.00%	6/20/2021	$10,000	$700	$204	$496
CDX.NA.HY.27	ICE	5.00	12/20/2021	10,000	620	472	148
							$644

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $810,766,000, which represented 45.51% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $134,544,000, which represented 7.55% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $2,129,000, which represented .12% of the net assets of the fund.

Key to abbreviations

ICE = Intercontinental Exchange, Inc.

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

See Notes to Financial Statements

American Funds Insurance Series	109

Mortgage Fund

Summary investment portfolio December 31, 2016

Bonds, notes & other debt instruments 98.52%	Principal amount (000)	Value (000)
Mortgage-backed obligations 61.32%
Federal agency mortgage-backed obligations 53.90%
Fannie Mae 4.00% 2036[1]	$5,819	$6,193
Fannie Mae 3.00% 2046[1]	11,160	11,094
Fannie Mae 3.00% 2046[1]	5,790	5,759
Fannie Mae 3.50% 2046[1]	4,717	4,779
Fannie Mae 3.50% 2046[1]	3,867	3,918
Fannie Mae 4.00% 2046[1]	2,405	2,495
Fannie Mae 4.00% 2046[1]	1,834	1,902
Fannie Mae 4.00% 2047[1,2]	19,900	20,912
Fannie Mae 4.00%–5.00% 2036–2046[1]	4,650	4,863
Freddie Mac 5.00% 2034[1]	2,004	2,203
Freddie Mac 3.50% 2035[1]	10,210	10,548
Freddie Mac 4.00% 2036[1]	6,863	7,245
Freddie Mac 3.50% 2045[1]	11,259	11,592
Freddie Mac 4.00% 2046[1]	2,000	2,074
Freddie Mac 4.50% 2046[1]	3,999	4,301
Freddie Mac 4.00% 2047[1,2]	20,400	21,418
Freddie Mac 3.50%–4.00% 2035–2036[1]	2,172	2,285
Government National Mortgage Assn. 5.50% 2040[1]	2,872	3,221
Government National Mortgage Assn. 3.50% 2043[1]	2,616	2,738
Government National Mortgage Assn. 3.50% 2043[1]	2,050	2,132
Government National Mortgage Assn. 3.50% 2043[1]	1,999	2,090
Government National Mortgage Assn. 4.25% 2044[1]	1,949	2,099
Government National Mortgage Assn. 4.50% 2045[1]	6,240	6,667
Government National Mortgage Assn. 4.00% 2046[1]	2,543	2,648
Government National Mortgage Assn. 3.00% 2047[1,2]	7,500	7,589
Government National Mortgage Assn. 4.755% 2065[1]	2,323	2,459
Government National Mortgage Assn. 4.632% 2066[1]	2,238	2,411
Government National Mortgage Assn. 3.50%–6.50% 2034–2066[1]	18,852	19,918
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	4,908	4,969
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	932	963
		183,485

Other mortgage-backed securities 3.21%
Freddie Mac, Series KJ02, Class A2, multifamily 2.597% 2020[1]	4,600	4,686
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,3]	4,722	4,942
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,3]	1,250	1,309
		10,937

Collateralized mortgage-backed (privately originated) 3.06%
Mortgage Repurchase Agreement Financing Trust, Series 2016-3, Class A1, 1.664% 2018[1,3,4,5]	1,800	1,801
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[1,3,5]	2,972	3,010
Towd Point Mortgage Trust, Series 2015-2, Class 2A1, 3.75% 2057[1,3,5]	708	728
Other securities		4,875
		10,414

Commercial mortgage-backed securities 1.15%
Other securities		3,919

Total mortgage-backed obligations		208,755

110	American Funds Insurance Series

Mortgage Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Federal agency bonds & notes 17.75%
Fannie Mae 1.25% 2017	$5,800	$5,803
Fannie Mae 0.875% 2019	17,000	16,784
Fannie Mae 1.375% 2021	3,000	2,919
Freddie Mac 0.875% 2018	19,000	18,899
Freddie Mac 0.875% 2019	9,000	8,886
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,152
		60,443

U.S. Treasury bonds & notes 12.65%
U.S. Treasury inflation-protected securities 9.67%
U.S. Treasury Inflation-Protected Security 0.375% 2025[6,7]	10,397	10,350
U.S. Treasury Inflation-Protected Security 0.625% 2026[6,7]	4,446	4,488
U.S. Treasury Inflation-Protected Security 0.75% 2042[7]	6,884	6,537
U.S. Treasury Inflation-Protected Security 1.375% 2044[7]	9,827	10,752
U.S. Treasury Inflation-Protected Securities 1.00%–2.13% 2041–2046[7]	764	799
		32,926

U.S. Treasury 2.98%
U.S. Treasury 1.75% 2021	6,000	5,956
U.S. Treasury 2.125% 2022	3,000	2,999
U.S. Treasury 2.50% 2046	1,320	1,169
		10,124

Total U.S. Treasury bonds & notes		43,050

Asset-backed obligations 6.80%
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,5]	6,379	6,339
Marine Park CLO Ltd., Series 2012-1A, Class A1AR, CLO, 2.189% 2023[1,3,5]	2,500	2,499
Other securities		14,306
		23,144

Total bonds, notes & other debt instruments (cost: $335,749,000)		335,392

Short-term securities 15.98%
Apple Inc. 0.62% due 1/3/2017[5]	6,400	6,400
Army and Air Force Exchange Service 0.54% due 1/3/2017[5]	3,500	3,500
Federal Home Loan Bank 0.35%–0.53% due 1/5/2017–3/1/2017	18,000	17,994
General Electric Co. 0.60% due 1/3/2017	6,900	6,899
Hershey Co. 0.65% due 1/11/2017[5]	8,200	8,199
Qualcomm Inc. 0.48%–0.66% due 1/10/2017–2/8/2017[5]	9,700	9,697
Other securities		1,699

Total short-term securities (cost: $54,387,000)		54,388
Total investment securities 114.50% (cost: $390,136,000)		389,780
Other assets less liabilities (14.50)%		(49,375)

Net assets 100.00%		$340,405

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series	111

Mortgage Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $246,510,000.

						Unrealized
						(depreciation)
						appreciation
Pay/receive			Fixed	Expiration	Notional	at 12/31/2016
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Receive	LCH	3-month USD-LIBOR	1.349%	12/13/2018	$50,000	$ (91)
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	5,000	(5)
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	3,800	21
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	8,500	33
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	8,000	42
Receive	LCH	3-month USD-LIBOR	1.7255	8/19/2019	15,000	47
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	15,000	118
Receive	LCH	3-month USD-LIBOR	1.647	1/9/2020	8,000	(9)
Receive	LCH	3-month USD-LIBOR	1.7615	2/19/2020	6,000	10
Receive	LCH	3-month USD-LIBOR	1.525	4/27/2020	5,000	(35)
Receive	LCH	3-month USD-LIBOR	1.8315	6/10/2020	9,000	22
Receive	LCH	3-month USD-LIBOR	1.8445	6/16/2020	8,000	22
Receive	LCH	3-month USD-LIBOR	1.86	6/19/2020	8,000	25
Receive	LCH	3-month USD-LIBOR	1.872	6/30/2020	1,000	3
Receive	LCH	3-month USD-LIBOR	1.76327	7/1/2020	2,000	(1)
Pay	LCH	3-month USD-LIBOR	1.217	9/22/2021	11,500	379
Pay	LCH	3-month USD-LIBOR	1.225	9/22/2021	11,500	375
Pay	LCH	3-month USD-LIBOR	1.2796	10/11/2021	14,500	445
Pay	LCH	3-month USD-LIBOR	2.24	12/5/2026	10,500	86
Pay	LCH	3-month USD-LIBOR	2.27	12/5/2026	8,500	46
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	3,500	(551)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	2,000	(260)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	2,000	(273)
Pay	LCH	3-month USD-LIBOR	3.2265	9/25/2044	3,000	(404)
Pay	LCH	3-month USD-LIBOR	2.5055	1/9/2045	2,000	32
Pay	LCH	3-month USD-LIBOR	2.454	1/15/2045	3,200	85
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	2,500	35
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	1,500	18
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	4,000	43
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	3,560	41
Pay	LCH	3-month USD-LIBOR	2.4835	12/3/2045	2,000	42
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	2,250	(5)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	1,500	56
Pay	LCH	3-month USD-LIBOR	2.33725	2/1/2046	5,000	264
						$656

112	American Funds Insurance Series

Mortgage Fund

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $176,869,000.

						Unrealized
						appreciation
					Notional	(depreciation)
			Number of		amount	at 12/31/2016
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
10 Year U.S. Treasury Note Futures	CME	Long	186	March 2017	$23,211	$ 94
10 Year Ultra U.S. Treasury Note Futures	CME	Long	119	March 2017	15,898	55
20 Year U.S. Treasury Bond Futures	CME	Long	10	March 2017	1,523	(17)
30 Year Ultra U.S. Treasury Bond Futures	CME	Short	1	March 2017	161	1
5 Year U.S. Treasury Note Futures	CME	Long	1,474	April 2017	173,887	(450)
						$(317)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $5,042,000, which represented 1.48% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $59,860,000, which represented 17.58% of the net assets of the fund.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $8,487,000, which represented 2.49% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations

CLO = Collateralized Loan Obligations

CME = CME Group

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

See Notes to Financial Statements

American Funds Insurance Series	113

Ultra-Short Bond Fund (formerly Cash Management Fund)

Investment portfolio December 31, 2016

Short-term securities 99.82%	Principal amount (000)	Value (000)
Commercial paper 60.47%
American Honda Finance Corp. 0.76% due 2/21/2017	$10,000	$9,991
Apple Inc. 0.70% due 2/15/2017[1]	10,000	9,993
Canadian Imperial Bank of Commerce 0.80% due 2/15/2017[1]	10,000	9,993
Chariot Funding, LLC 0.62% due 1/24/2017[1]	10,000	9,996
Ciesco LLC 0.76% due 2/3/2017[1]	10,000	9,993
CPPIB Capital Inc. 0.70% due 2/3/2017[1]	10,000	9,994
Estée Lauder Companies Inc. 0.65% due 1/17/2017[1]	10,000	9,997
Export Development Canada 0.83% due 2/27/2017	10,000	9,990
ExxonMobil Corp. 0.53% due 1/23/2017	10,000	9,996
Fairway Finance Corp. 1.05% due 3/20/2017[1]	10,000	9,980
General Electric Co. 0.60% due 1/3/2017	9,200	9,199
Gotham Funding Corp. 0.88% due 2/6/2017[1]	10,200	10,192
John Deere Canada ULC 0.54% due 1/3/2017[1]	10,000	10,000
Liberty Street Funding Corp. 0.80% due 1/17/2017[1]	10,200	10,197
Microsoft Corp. 0.70% due 2/1/2017[1]	10,000	9,995
Mizuho Bank, Ltd. 0.80% due 1/4/2017[1]	7,300	7,299
National Rural Utilities Cooperative Finance Corp. 0.70% due 1/18/2017	9,000	8,997
Province of Ontario 0.74% due 2/21/2017	11,510	11,499
Qualcomm Inc. 0.65% due 2/14/2017[1]	4,400	4,397
Sumitomo Mitsui Banking Corp. 1.00% due 4/4/2017[1]	10,000	9,975
Thunder Bay Funding, LLC 0.91% due 3/8/2017[1]	10,600	10,583
Toronto-Dominion Holdings USA Inc. 0.75% due 1/20/2017[1]	10,000	9,997
		212,253

Federal agency discount notes 27.39%
Federal Farm Credit Banks 0.45% due 1/17/2017	9,800	9,798
Federal Home Loan Bank 0.37%–0.54% due 1/5/2017–3/22/2017	76,400	76,369
Freddie Mac 0.38% due 2/23/2017	10,000	9,994
		96,161

U.S. Treasury 11.96%
U.S. Treasury Bills 0.40%–0.51% due 2/9/2017–3/23/2017	42,000	41,965

Total short-term securities (cost: $350,356,000)		350,379
Total investment securities 99.82% (cost: $350,356,000)		350,379
Other assets less liabilities 0.18%		637

Net assets 100.00%		$351,016

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $152,581,000, which represented 43.47% of the net assets of the fund.

See Notes to Financial Statements

114	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Summary investment portfolio December 31, 2016

Bonds, notes & other debt instruments 95.45%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 46.27%
U.S. Treasury 31.96%
U.S. Treasury 1.125% 2021	$31,950	$30,873
U.S. Treasury 1.375% 2021	40,000	39,367
U.S. Treasury 1.75% 2021	117,040	116,181
U.S. Treasury 2.00% 2021	161,000	161,993
U.S. Treasury 2.00% 2021	62,350	62,603
U.S. Treasury 2.125% 2021	23,450	23,659
U.S. Treasury 2.25% 2021	76,800	78,204
U.S. Treasury 2.25% 2021	64,745	65,766
U.S. Treasury 2.125% 2022	21,970	21,962
U.S. Treasury 1.50% 2023	22,020	21,184
U.S. Treasury 2.125% 2023	117,191	116,459
U.S. Treasury 2.25% 2023	46,604	46,650
U.S. Treasury 2.00% 2026	25,000	24,063
U.S. Treasury 2.25% 2046[1]	86,611	72,615
U.S. Treasury 2.875% 2046	34,300	33,026
U.S. Treasury 1.63%–6.25% 2020–2046	55,580	56,410
		971,015

U.S. Treasury inflation-protected securities 14.31%
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	28,504	28,043
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	26,677	26,266
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	84,907	84,528
U.S. Treasury Inflation-Protected Security 2.375% 2025[1,2]	77,582	89,124
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	21,063	20,001
U.S. Treasury Inflation-Protected Security 1.375% 2044[1,2]	80,593	88,181
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	20,796	20,928
U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2017–2041[2]	75,566	77,572
		434,643

Total U.S. Treasury bonds & notes		1,405,658

Mortgage-backed obligations 28.94%
Federal agency mortgage-backed obligations 28.15%
Fannie Mae 2.50% 2031[3]	63,228	63,374
Fannie Mae 4.00% 2036[3]	18,362	19,520
Fannie Mae 3.00% 2046[3]	30,231	30,054
Fannie Mae 3.00% 2046[3]	23,632	23,494
Fannie Mae 4.00% 2047[3,4]	50,000	52,544
Fannie Mae 0%–9.65% 2017–2047[3,4,5]	192,023	200,054
Freddie Mac 3.50% 2035[3]	25,795	26,694
Freddie Mac 3.50% 2046[3]	60,592	62,226
Freddie Mac 3.50% 2046[3]	41,035	42,043
Freddie Mac 4.00% 2046[3]	16,381	17,005
Freddie Mac 4.00% 2047[3,4]	42,200	44,305
Freddie Mac 0%–5.50% 2023–2046[3,5]	91,448	95,099
Government National Mortgage Assn. 4.50% 2045[3]	26,614	28,434
Government National Mortgage Assn. 4.50% 2045[3]	25,694	27,452
Government National Mortgage Assn. 4.50% 2045[3]	22,842	24,405
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.425% 2060[3,5]	16,027	16,806
Government National Mortgage Assn. 3.00%–6.50% 2034–2065[3]	53,084	57,080
Other securities		24,672
		855,261

Other mortgage-backed securities 0.79%
Fannie Mae 2.72%–3.47% 2022–2024[3,5]	10,225	10,542
Freddie Mac 1.14%–3.32% 2020–2024[3,5]	13,287	13,392
		23,934

Total mortgage-backed obligations		879,195

American Funds Insurance Series	115

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency bonds & notes 20.24%
Fannie Mae 1.75%–7.13% 2017–2030	$38,655	$40,672
Federal Farm Credit Banks 0.60% 2017	41,774	41,762
Federal Farm Credit Banks 0.79%–0.81% 2017[5]	13,621	13,627
Federal Home Loan Bank 1.75% 2018	74,000	74,686
Federal Home Loan Bank 3.375% 2023	16,715	17,850
Federal Home Loan Bank 5.50% 2036	600	788
Freddie Mac 1.25% 2019	18,730	18,638
Freddie Mac 3.75% 2019	12,750	13,426
Private Export Funding Corp. 1.45% 2019	17,500	17,441
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	35,489
Tennessee Valley Authority 1.88%–5.88% 2022–2060	16,840	17,644
TVA Southaven 3.846% 2033[3]	1,513	1,573
U.S. Department of Housing and Urban Development 0.93%–3.70% 2017–2034	91,632	93,154
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,750	19,949
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	89,910
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	43,658
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	43,900
United States Agency for International Development, Morocco (Kingdom of) 7.55% 2026[3]	3,894	4,688
United States Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	2,927
United States Agency for International Development, Ukraine 1.47%–1.84% 2019–2021	5,855	5,773
Other securities		17,230
		614,785

Total bonds, notes & other debt instruments (cost: $2,913,238,000)		2,899,638

Short-term securities 7.95%
Federal Home Loan Bank 0.45%–0.49% due 1/9/2017–2/13/2017	112,000	111,962
General Electric Co. 0.60% due 1/3/2017	52,700	52,696
Qualcomm Inc. 0.56%–0.74% due 1/5/2017–2/22/2017[6]	50,900	50,861
U.S. Treasury Bills 0.43% due 1/19/2017	26,000	25,995

Total short-term securities (cost: $241,503,000)		241,514
Total investment securities 103.40% (cost: $3,154,741,000)		3,141,152
Other assets less liabilities (3.40)%		(103,428)

Net assets 100.00%		$3,037,724

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

116	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $3,667,158,000.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 12/31/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.349%	12/13/2018	$260,000	$ (471)
Receive	LCH	3-month USD-LIBOR	1.789	6/20/2019	100,000	532
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	86,600	472
Receive	LCH	3-month USD-LIBOR	1.7905	6/20/2019	34,700	186
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	64,000	333
Receive	LCH	3-month USD-LIBOR	1.773	8/11/2019	127,000	565
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	52,000	410
Receive	LCH	3-month USD-LIBOR	1.2	11/1/2019	108,200	(1,347)
Receive	LCH	3-month USD-LIBOR	1.148	4/13/2021	65,000	(1,979)
Pay	LCH	3-month USD-LIBOR	1.217	9/22/2021	60,000	1,976
Pay	LCH	3-month USD-LIBOR	1.225	9/22/2021	60,000	1,954
Pay	LCH	3-month USD-LIBOR	1.2255	9/23/2021	5,000	163
Pay	LCH	3-month USD-LIBOR	1.75918	4/29/2022	58,000	726
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	280,000	1,459
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	280,000	1,201
Receive	LCH	3-month USD-LIBOR	1.24	7/19/2023	50,000	(2,732)
Receive	LCH	3-month USD-LIBOR	1.309	9/27/2023	25,000	(1,321)
Receive	LCH	3-month USD-LIBOR	1.3035	9/27/2023	25,000	(1,330)
Pay	LCH	3-month USD-LIBOR	1.495	11/10/2023	150,000	6,324
Pay	LCH	3-month USD-LIBOR	2.74125	11/22/2023	15,000	(579)
Pay	LCH	3-month USD-LIBOR	1.798	2/2/2026	35,000	1,440
Pay	LCH	3-month USD-LIBOR	1.6035	4/13/2026	68,000	4,036
Pay	LCH	3-month USD-LIBOR	2.24	12/5/2026	55,100	451
Pay	LCH	3-month USD-LIBOR	2.27	12/5/2026	44,900	245
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	62,000	(1,162)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	62,000	(1,338)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	45,000	(7,078)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	16,000	(2,083)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	16,000	(2,186)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	12,000	(310)
Pay	LCH	3-month USD-LIBOR	2.5055	1/9/2045	11,000	175
Pay	LCH	3-month USD-LIBOR	2.4945	1/9/2045	2,000	36
Pay	LCH	3-month USD-LIBOR	2.7025	9/10/2045	60,000	(1,550)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	36,000	505
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	24,000	291
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	10,000	107
Pay	LCH	3-month USD-LIBOR	2.6445	11/10/2045	11,500	(155)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	13,350	153
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	9,000	(18)
Receive	LCH	3-month USD-LIBOR	2.11	4/13/2046	14,000	(1,431)
Pay	LCH	3-month USD-LIBOR	2.126	6/3/2046	17,000	1,684
Pay	LCH	U.S. Federal Funds Effective Rate	1.46	7/25/2046	44,000	7,187
Pay	LCH	3-month USD-LIBOR	1.826	7/28/2046	15,000	2,472
Pay	LCH	3-month USD-LIBOR	1.768	8/17/2046	8,200	1,457
Receive	LCH	3-month USD-LIBOR	2.723	12/19/2046	18,000	558
						$10,028

American Funds Insurance Series	117

U.S. Government/AAA-Rated Securities Fund

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $1,918,324,000.

Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 12/31/2016 (000)
30 Day Federal Funds Futures	CME	Short	55	January 2017	$22,784	$14
10 Year U.S. Treasury Note Futures	CME	Long	717	March 2017	88,879	230
30 Year Ultra U.S. Treasury Bond Futures	CME	Long	358	March 2017	58,028	(659)
20 Year U.S. Treasury Bond Futures	CME	Long	271	March 2017	41,278	(450)
10 Year Ultra U.S. Treasury Note Futures	CME	Long	12	March 2017	1,604	5
5 Year U.S. Treasury Note Futures	CME	Long	8,813	April 2017	1,039,849	(2,875)
2 Year U.S. Treasury Note Futures	CME	Long	692	April 2017	149,977	(29)
90 Day Euro Dollar Futures	CME	Long	1,930	December 2017	476,945	(1,779)
90 Day Euro Dollar Futures	CME	Long	772	March 2018	190,707	(872)
						$(6,415)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $87,768,000, which represented 2.89% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $50,861,000, which represented 1.67% of the net assets of the fund.

Key to abbreviations

CME = CME Group

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

See Notes to Financial Statements

118	American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio December 31, 2016

Growth funds 94.41%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	2,821,842	$189,882

Total growth funds (cost: $196,126,000)		189,882

Short-term securities 5.66%
Government Cash Management Fund	11,380,449	11,380

Total short-term securities (cost: $11,380,000)		11,380
Total investment securities 100.07% (cost: $207,506,000)		201,262
Other assets less liabilities (0.07)%		(134)

Net assets 100.00%		$201,128

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/2016 (000)
American Funds Insurance Series – Growth Fund, Class 1	1,992,870	1,185,920	356,948	2,821,842	$1,785	$189,882

See Notes to Financial Statements

American Funds Insurance Series	119

Managed Risk International Fund

Investment portfolio December 31, 2016

Growth funds 92.74%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	5,381,857	$90,523

Total growth funds (cost: $100,249,000)		90,523

Short-term securities 5.72%
Government Cash Management Fund	5,578,653	5,579

Total short-term securities (cost: $5,579,000)		5,579
Total investment securities 98.46% (cost: $105,828,000)		96,102
Other assets less liabilities 1.54%		1,503

Net assets 100.00%		$97,605

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $55,684,000.

Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 12/31/2016 (000)
Mini MSCI Emerging Market Index Contracts	ICE	Short	147	March 2017	$6,470	$157
Euro Currency Contracts	CME	Short	44	March 2017	5,852	37
Euro Stoxx 50 Index Contracts	EUREX	Short	161	March 2017	5,412	(129)
Nikkei 225 Index Contracts	OSE	Short	21	March 2017	3,290	(132)
FTSE 100 Index Contracts	LIFFE	Short	38	March 2017	3,226	(63)
Japanese Yen Currency Contracts	CME	Short	28	March 2017	3,042	33
British Pound Currency Contracts	CME	Short	37	March 2017	2,930	72
S&P 500 E-mini Index Contracts	CME	Short	7	March 2017	785	2
Russell 2000 Mini Index Contracts	ICE	Short	3	March 2017	208	5
						$(18)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/2016 (000)
American Funds Insurance Series – International Fund, Class 1	4,220,151	2,433,711	1,272,005	5,381,857	$1,447	$90,523

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

OSE = Osaka Securities Exchange

See Notes to Financial Statements

120	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Investment portfolio December 31, 2016

Growth-and-income funds 94.29%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	20,295,700	$274,601

Total growth-and-income funds (cost: $274,894,000)		274,601

Short-term securities 5.74%
Government Cash Management Fund	16,708,972	16,709

Total short-term securities (cost: $16,709,000)		16,709
Total investment securities 100.03% (cost: $291,603,000)		291,310
Other assets less liabilities (0.03)%		(94)

Net assets 100.00%		$291,216

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/2016 (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	10,142,310	11,512,873	1,359,483	20,295,700	$5,221	$274,601

See Notes to Financial Statements

American Funds Insurance Series	121

Managed Risk Growth-Income Fund

Investment portfolio December 31, 2016

Growth-and-income funds 94.36%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	3,415,529	$151,683

Total growth-and-income funds (cost: $161,981,000)		151,683

Short-term securities 5.73%
Government Cash Management Fund	9,216,670	9,217

Total short-term securities (cost: $9,217,000)		9,217
Total investment securities 100.09% (cost: $171,198,000)		160,900
Other assets less liabilities (0.09)%		(144)

Net assets 100.00%		$160,756

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/2016 (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	2,523,169	1,319,009	426,649	3,415,529	$2,411	$151,683

See Notes to Financial Statements

122	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio December 31, 2016

Asset allocation funds 93.48%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	153,453,622	$3,326,875

Total asset allocation funds (cost: $3,317,853,000)		3,326,875

Short-term securities 6.61%
Government Cash Management Fund	235,163,299	235,163

Total short-term securities (cost: $235,163,000)		235,163
Total investment securities 100.09% (cost: $3,553,016,000)		3,562,038
Other assets less liabilities (0.09)%		(3,058)

Net assets 100.00%		$3,558,980

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/2016 (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	120,910,667	36,192,426	3,649,471	153,453,622	$57,654	$3,326,875

See Notes to Financial Statements

American Funds Insurance Series	123

Financial statements

Statements of assets and liabilities
at December 31, 2016

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund		International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,169,360		$3,863,341		$21,570,296		$7,435,346	$2,892,538
Affiliated issuers	—		18,922		—		—	—
Cash	148		436		121		108	801
Cash denominated in currencies other than U.S. dollars	—	*	71		—	*	378	2,530
Unrealized appreciation on open forward currency contracts	359		1,434		—		598	85
Receivables for:
Sales of investments	5,253		2,835		—		261	4,119
Sales of fund’s shares	29,893		2,311		5,107		16,113	1,592
Dividends and interest	9,118		2,596		15,370		15,454	6,210
Closed forward currency contracts	—		—		—		—	—
Variation margin	—		—		—		—	—
Other	—		—	*	—		6	169
	5,214,131		3,891,946		21,590,894		7,468,264	2,908,044
Liabilities:
Unrealized depreciation on open forward currency contracts	—		48		—		2,742	75
Payables for:
Purchases of investments	—		9,334		667		188	9,939
Repurchases of fund’s shares	3,542		2,212		30,007		4,273	1,520
Investment advisory services	2,323		2,310		6,064		3,161	1,734
Services provided by related parties	803		532		3,297		866	266
Trustees’ deferred compensation	60		40		500		218	24
Closed forward currency contracts	—		16		—		28	—
Variation margin	—		—		—		—	—
Non-U.S. taxes	431		104		181		1,420	304
Other	252		496		428		493	317
	7,411		15,092		41,144		13,389	14,179
Net assets at December 31, 2016	$5,206,720		$3,876,854		$21,549,750		$7,454,875	$2,893,865

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,957,288		$3,611,221		$13,139,482		$6,952,708	$2,773,962
(Distributions in excess of) undistributed net investment income	(4,119)		14,387		41,075		29,116	(14,553)
Undistributed (accumulated) net realized gain (loss)	174,084		32,077		2,076,079		113,335	(124,225)
Net unrealized appreciation (depreciation)	1,079,467		219,169		6,293,114		359,716	258,681
Net assets at December 31, 2016	$5,206,720		$3,876,854		$21,549,750		$7,454,875	$2,893,865

Investment securities, at cost:
Unaffiliated issuers	$4,089,609		$3,633,593		$15,277,145		$7,073,080	$2,633,833
Affiliated issuers	—		30,819		—		—	—
Cash denominated in currencies other than U.S. dollars, at cost	—	*	71		—	*	378	2,528

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

124	American Funds Insurance Series

(dollars in thousands)

Blue Chip Income and Growth Fund	Global Growth and Income Fund		Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund		Global Balanced Fund	Bond Fund	Global Bond Fund

$8,636,064	$1,988,864		$26,112,026	$1,098,471	$413,014	$21,083,426		$249,027	$11,110,878	$2,291,481
—	—		—	—	—	—		—	—	—
210	236		1,393	88	125	472		1,105	2,407	485
—	—	*	468	435	74	—	*	1,004	3,955	292
—	147		—	—	—	—		226	2,972	1,535

—	57		625	82	173	228,113		3,413	220,788	31,085
7,598	493		14,800	126	688	20,979		444	3,293	944
9,509	4,696		34,430	3,548	1,768	56,929		940	59,488	20,267
—	—		—	—	—	—		8	163	312
—	—		—	—	—	139		—	1,903	170
—	6		59	3	1	226		1	318	77
8,653,381	1,994,499		26,163,801	1,102,753	415,843	21,390,284		256,168	11,406,165	2,346,648

—	—		—	105	5	—		125	1,045	6,900

—	—		24,593	174	3,054	328,970		3,117	502,389	86,783
6,099	1,373		35,377	201	328	4,121		805	6,195	1,147
2,856	1,008		5,906	582	171	4,825		140	3,309	1,005
825	319		3,093	68	56	1,871		42	949	258
57	18		568	5	1	205		1	92	19
—	—		—	—	—	—		24	—	1,270
—	—		—	—	—	471		—	2,476	408
217	92		712	97	22	108		13	—	249
89	80		362	69	171	1,812		21	193	425
10,143	2,890		70,611	1,301	3,808	342,383		4,288	516,648	98,464
$8,643,238	$1,991,609		$26,093,190	$1,101,452	$412,035	$21,047,901		$251,880	$10,889,517	$2,248,184

$6,507,555	$1,723,385		$18,679,408	$1,161,044	$423,746	$16,534,443		$232,098	$10,811,913	$2,335,282
30,648	6,361		79,383	1,519	(948)	71,334		(1,060)	59,835	(5,646)
360,649	32,834		1,857,421	(9,999)	(6,984)	1,063,774		1,682	148,985	13,402
1,744,386	229,029		5,476,978	(51,112)	(3,779)	3,378,350		19,160	(131,216)	(94,854)
$8,643,238	$1,991,609		$26,093,190	$1,101,452	$412,035	$21,047,901		$251,880	$10,889,517	$2,248,184

$6,891,665	$1,759,894		$20,634,981	$1,149,377	$416,780	$17,701,594		$229,955	$11,251,113	$2,381,568
—	—		—	—	—	—		—	—	—
—	—	*	468	435	74	—	*	1,004	4,131	290

American Funds Insurance Series	125

Statements of assets and liabilities

at December 31, 2016

	High- Income Bond Fund		Mortgage Fund		Ultra-Short Bond Fund (formerly Cash Management Fund)	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,755,246		$389,780		$350,379	$3,141,152	$11,380
Affiliated issuers	—		—		—	—	189,882
Cash	218		463		96	2,636	—
Cash denominated in currencies other than U.S. dollars	—	*	—		—	—	—
Receivables for:
Sales of investments	5,640		—	*	—	131,531	—
Sales of fund’s shares	108		45		1,256	510	640
Dividends and interest	27,509		978		—	13,221	4
Deposits at brokers for futures contracts	—		—		—	—	—
Variation margin	17		363		—	3,578	—
Other	218		2		—	24	—
	1,788,956		391,631		351,731	3,292,652	201,906
Liabilities:
Payables for:
Purchases of investments	5,172		50,010		—	247,187	588
Repurchases of fund’s shares	1,013		605		521	2,077	8
Investment advisory services	699		121		96	868	17
Services provided by related parties	190		18		70	358	164
Trustees’ deferred compensation	53		2		20	59	1
Variation margin	62		464		—	4,338	—
Non-U.S. taxes	7		—		—	—	—
Bank overdraft	—		—		—	—	—
Other	119		6		8	41	— *
	7,315		51,226		715	254,928	778
Net assets at December 31, 2016	$1,781,641		$340,405		$351,016	$3,037,724	$201,128

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,000,044		$336,896		$351,013	$3,050,374	$209,168
(Distributions in excess of) undistributed net investment income	17,830		1,033		(20)	7,697	729
Undistributed (accumulated) net realized gain (loss)	(235,530)		2,492		—	(10,370)	(2,525)
Net unrealized appreciation (depreciation)	(703)		(16)		23	(9,977)	(6,244)
Net assets at December 31, 2016	$1,781,641		$340,405		$351,016	$3,037,724	$201,128

Investment securities, at cost:
Unaffiliated issuers	$1,757,017		$390,136		$350,356	$3,154,741	$11,380
Affiliated issuers	—		—		—	—	196,126
Cash denominated in currencies other than U.S. dollars, at cost	—	*	—		—	—	—

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

126	American Funds Insurance Series

(dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund

$5,579		$16,709		$9,217		$235,163
90,523		274,601		151,683		3,326,875
—		—		—		—
—		—		—		—

34		—		228		—
199		2,041		201		10,244
2		5		3		71
1,660		—		—		—
73		—		—		—
—		—		—		—
98,070		293,356		161,332		3,572,353

185		1,885		175		9,385
37		15		257		153
8		24		14		299
81		216		129		2,628
—	*	—	*	1		9
80		—		—		—
—		—		—		—
74		—		—		—
—	*	—	*	—	*	899
465		2,140		576		13,373
$97,605		$291,216		$160,756		$3,558,980

$111,364		$283,246		$165,056		$3,479,792
891		4,274		1,865		31,585
(4,906)		3,989		4,133		38,581
(9,744)		(293)		(10,298)		9,022
$97,605		$291,216		$160,756		$3,558,980

$5,579		$16,709		$9,217		$235,163
100,249		274,894		161,981		3,317,853
—		—		—		—

American Funds Insurance Series	127

Statements of assets and liabilities
at December 31, 2016

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$1,629,975	$1,531,680	$6,930,442	$3,652,037	$1,743,300
Shares outstanding	67,767	75,667	102,989	217,185	88,416
Net asset value per share	$24.05	$20.24	$67.29	$16.82	$19.72
Class 2:
Net assets	$3,482,847	$2,302,616	$13,978,145	$3,710,540	$910,546
Shares outstanding	146,026	116,762	208,876	221,429	46,592
Net asset value per share	$23.85	$19.72	$66.92	$16.76	$19.54
Class 3:
Net assets			$183,298	$26,707
Shares outstanding			2,709	1,585
Net asset value per share			$67.67	$16.85
Class 4:
Net assets	$93,898	$42,558	$457,865	$65,591	$240,019
Shares outstanding	3,944	2,137	6,894	3,941	12,305
Net asset value per share	$23.81	$19.91	$66.41	$16.64	$19.51

	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund (formerly Cash Management Fund)	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$949,274	$269,031	$37,506	$1,466,944
Shares outstanding	93,222	25,479	3,329	121,775
Net asset value per share	$10.18	$10.56	$11.27	$12.05
Class 2:
Net assets	$799,193	$62,714	$296,735	$1,503,068
Shares outstanding	79,640	5,951	26,999	126,000
Net asset value per share	$10.04	$10.54	$10.99	$11.93
Class 3:
Net assets	$12,742		$3,945	$10,495
Shares outstanding	1,247		355	869
Net asset value per share	$10.22		$11.10	$12.07
Class 4:
Net assets	$20,432	$8,660	$12,830	$57,217
Shares outstanding	1,894	826	1,153	4,785
Net asset value per share	$10.79	$10.48	$11.12	$11.96
Class P1:
Net assets					$784
Shares outstanding					73
Net asset value per share					$10.71
Class P2:
Net assets					$200,344
Shares outstanding					18,823
Net asset value per share					$10.64

* Amount less than one thousand.

See Notes to Financial Statements

128	American Funds Insurance Series

(dollars and shares in thousands, except per-share amounts)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$5,099,124	$571,339	$12,587,658	$820,610	$155,544	$13,007,897	$63,634	$6,828,444	$1,114,701
376,863	43,875	283,468	56,689	16,434	599,994	5,743	632,098	99,387
$13.53	$13.02	$44.41	$14.48	$9.46	$21.68	$11.08	$10.80	$11.22
$3,412,241	$1,404,638	$12,854,279	$243,769	$141	$5,143,465	$178,598	$3,959,124	$1,121,458
254,780	108,046	292,148	16,891	15	239,350	16,145	370,891	100,685
$13.39	$13.00	$44.00	$14.43	$9.46	$21.49	$11.06	$10.67	$11.14
		$155,909			$35,209
		3,506			1,623
		$44.47			$21.70
$131,873	$15,632	$495,344	$37,073	$256,350	$2,861,330	$9,648	$101,949	$12,025
9,852	1,213	11,329	2,578	27,130	133,547	877	9,531	1,085
$13.39	$12.89	$43.73	$14.38	$9.45	$21.43	$11.00	$10.70	$11.08

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$137	$262	$1,211	$1,216,562
15	22	109	101,236
$8.89	$11.67	$11.07	$12.02
$97,468	$290,954	$159,545	$2,342,418
11,033	25,070	14,472	195,004
$8.83	$11.61	$11.02	$12.01

American Funds Insurance Series	129

Statements of operations
for the year ended December 31, 2016

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$80,406	$44,724	$286,485	$148,661	$42,901
Interest	1,613	6,661	4,303	9,211	12,672
	82,019	51,385	290,788	157,872	55,573
Fees and expenses*:
Investment advisory services	27,627	27,553	69,570	37,240	19,733
Distribution services	9,152	5,964	35,822	9,747	2,837
Insurance administrative services	221	92	1,025	138	515
Transfer agent services	1	1	2	1	— †
Administrative services	524	394	2,109	742	274
Reports to shareholders	255	155	1,066	350	126
Registration statement and prospectus	66	69	261	45	55
Trustees’ compensation	44	33	176	62	23
Auditing and legal	169	108	334	262	135
Custodian	637	736	429	1,394	992
Other	70	73	24	278	33
Total fees and expenses before waivers/reimbursements	38,766	35,178	110,818	50,259	24,723
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—	—
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	—	—	—	—	—
Total fees and expenses after waivers/reimbursements	38,766	35,178	110,818	50,259	24,723
Net investment income (loss)	43,253	16,207	179,970	107,613	30,850
Net realized gain (loss) and unrealized (depreciation) appreciation:
Net realized gain (loss) on*:
Investments	185,600	(38,030)	2,253,965	143,817	(48,451)
Forward currency contracts	(3,161)	11,683	—	32,800	45
Interest rate swaps	—	—	—	—	—
Futures contracts	—	—	—	—	—
Currency transactions	321	(79)	(1,920)	(2,407)	(856)
	182,760	(26,426)	2,252,045	174,210	(49,262)
Net unrealized (depreciation) appreciation on:
Investments	(193,257)	93,008	(489,486)	2,775	165,377
Forward currency contracts	949	885	—	(2,561)	(19)
Interest rate swaps	—	—	—	—	—
Futures contracts	—	—	—	—	—
Currency translations	(130)	—	7	272	52
	(192,438)	93,893	(489,479)	486	165,410
Net realized gain (loss) and unrealized (depreciation) appreciation	(9,678)	67,467	1,762,566	174,696	116,148
Net increase (decrease) in net assets resulting from operations	$33,575	$83,674	$1,942,536	$282,309	$146,998

See end of statements of operations for footnotes.

See Notes to Financial Statements

130	American Funds Insurance Series

(dollars in thousands)

Blue Chip Income and Growth Fund	Global Growth and Income Fund		Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund		Bond Fund	Global Bond Fund

$211,604	$50,054		$494,536	$35,368	$12,014	$274,462	$3,924		$161	$—
2,151	3,376		16,544	2,949	1,023	164,369	1,936		239,135	65,465
213,755	53,430		511,080	38,317	13,037	438,831	5,860		239,296	65,465

29,973	11,266		65,902	6,709	1,662	53,053	1,577		37,996	12,265
8,414	3,584		32,873	709	533	18,937	454		10,454	2,986
186	25		1,098	86	532	6,393	13		212	25
1	—	†	3	— †	— †	2	—	†	1	— †
760	188		2,457	106	33	1,937	24		1,047	231
225	49		1,213	18	5	837	4		399	57
104	11		212	16	20	376	3		65	15
61	15		201	9	2	157	2		84	19
185	78		582	56	47	140	56		61	49
158	248		299	244	28	205	26		200	545
6	22		29	7	4	46	34		78	65
40,073	15,486		104,869	7,960	2,866	82,083	2,193		50,597	16,257

—	—		—	—	—	—	—		—	—
—	—		—	—	—	—	—		—	—
—	—		—	—	—	—	—		—	—
40,073	15,486		104,869	7,960	2,866	82,083	2,193		50,597	16,257
173,682	37,944		406,211	30,357	10,171	356,748	3,667		188,699	49,208

340,692	63,337		1,873,680	(12,095)	(4,992)	1,075,602	1,203		156,231	(8,488)
—	194		1,927	696	—	—	361		(2,049)	4,304
—	—		—	—	—	(3,196)	—		20,219	(4,868)
—	—		—	—	—	—	—		(12,436)	—
(282)	(379)		(4,989)	(369)	(82)	(310)	(46)		1,254	(2,496)
340,410	63,152		1,870,618	(11,768)	(5,074)	1,072,096	1,518		163,219	(11,548)

803,945	35,981		478,428	(431)	5,127	359,383	5,179		(60,801)	32,416
—	89		—	(105)	(5)	—	37		2,959	(8,031)
—	—		—	—	—	1,123	—		6,624	1,057
—	—		—	—	—	242	—		(1,108)	—
(2)	18		6	2	(2)	(24)	3		(153)	(152)
803,943	36,088		478,434	(534)	5,120	360,724	5,219		(52,479)	25,290

1,144,353	99,240		2,349,052	(12,302)	46	1,432,820	6,737		110,740	13,742
$1,318,035	$137,184		$2,755,263	$18,055	$10,217	$1,789,568	$10,404		$299,439	$62,950

American Funds Insurance Series	131

Statements of operations
for the year ended December 31, 2016

	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund (formerly Cash Management Fund)	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$607	$—	$—	$—	$1,785
Interest	116,332	6,416	1,670	51,238	23
	116,939	6,416	1,670	51,238	1,808
Fees and expenses*:
Investment advisory services	8,166	1,456	1,165	10,395	257
Distribution services	2,010	187	812	4,076	427
Insurance administrative services	30	28	32	161	428
Transfer agent services	— †	— †	— †	— †	— †
Administrative services	176	35	36	308	—
Accounting and administrative services	—	—	—	—	55
Reports to shareholders	52	5	11	87	3
Registration statement and prospectus	19	3	4	19	8
Trustees’ compensation	14	3	3	25	1
Auditing and legal	56	41	40	45	14
Custodian	16	22	1	34	12
Other	58	46	18	60	146
Total fees and expenses before waivers/reimbursements	10,597	1,826	2,122	15,210	1,351
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—	86
Miscellaneous fee reimbursements	—	—	—	—	188
Total waivers/reimbursements of fees and expenses	—	—	—	—	274
Total fees and expenses after waivers/reimbursements	10,597	1,826	2,122	15,210	1,077
Net investment income (loss)	106,342	4,590	(452)	36,028	731
Net realized gain (loss) and unrealized (depreciation) appreciation:
Net realized gain (loss) on*:
Investments	(80,866)	2,391	—	33,398	(4,648)
Forward currency contracts	21	—	—	—	—
Interest rate swaps	(584)	3,138	—	11,038	—
Credit default swaps	(1,060)	—	—	—	—
Futures contracts	—	(563)	—	(35,065)	(9,811)
Currency transactions	(125)	—	—	—	— †
Capital gain distributions received	—	—	—	—	13,899
	(82,614)	4,966	—	9,371	(560)
Net unrealized (depreciation) appreciation on:
Investments	261,670	(506)	(3)	(8,103)	6,077
Forward currency contracts	(37)	—	—	—	—
Interest rate swaps	701	(499)	—	8,800	—
Credit default swaps	(62)	—	—	—	—
Futures contracts	—	(317)	—	(6,415)	43
Currency translations	108	—	—	—	—
	262,380	(1,322)	(3)	(5,718)	6,120
Net realized gain (loss) and unrealized (depreciation) appreciation	179,766	3,644	(3)	3,653	5,560
Net increase (decrease) in net assets resulting from operations	$286,108	$8,234	$(455)	$39,681	$6,291

*Additional information related to non-U.S. taxes, affiliated transactions and class-specific fees and expenses is included in the Notes to Financial Statements.

† Amount less than one thousand.

See Notes to Financial Statements

132	American Funds Insurance Series

(dollars in thousands)

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$1,447	$5,221	$2,411	$57,654
9	28	20	483
1,456	5,249	2,431	58,137

136	295	207	4,606
227	490	343	5,262
227	491	346	7,676
— †	— †	— †	—	†
—	—	—	—
53	55	54	120
2	3	3	60
6	7	7	98
1	1	1	24
14	15	14	19
12	12	12	12
39	182	103	588
717	1,551	1,090	18,465

45	98	69	1,535
100	216	152	—
145	314	221	1,535
572	1,237	869	16,930
884	4,012	1,562	41,207

(5,472)	(1,377)	(3,198)	2,977
—	—	—	—
—	—	—	—
—	—	—	—
(6,207)	(6,776)	(5,778)	(34,336)
10	(1)	3	30
7,236	13,693	14,043	68,888
(4,433)	5,539	5,070	37,559

923	14,958	2,312	146,790
—	—	—	—
—	—	—	—
—	—	—	—
148	71	126	1,526
—	—	—	—
1,071	15,029	2,438	148,316

(3,362)	20,568	7,508	185,875
$(2,478)	$24,580	$9,070	$227,082

American Funds Insurance Series	133

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2016	2015	2016	2015	2016	2015
Operations:
Net investment income (loss)	$43,253	$41,258	$16,207	$(387)	$179,970	$156,971
Net realized gain (loss)	182,760	454,855	(26,426)	817,379	2,252,045	1,899,173
Net unrealized (depreciation) appreciation	(192,438)	(109,786)	93,893	(798,992)	(489,479)	(519,610)
Net increase (decrease) in net assets resulting from operations	33,575	386,327	83,674	18,000	1,942,536	1,536,534
Dividends and distributions paid to shareholders:
Dividends from net investment income	(51,522)	(61,500)	(13,487)	—	(177,667)	(151,371)
Distributions from net realized gain on investments	(443,911)	(539,532)	(724,863)	(331,551)	(1,900,853)	(4,626,506)
Total dividends and distributions paid to shareholders	(495,433)	(601,032)	(738,350)	(331,551)	(2,078,520)	(4,777,877)
Net capital share transactions	134,946	179,492	300,027	384,510	(111,950)	2,276,062
Total (decrease) increase in net assets	(326,912)	(35,213)	(354,649)	70,959	(247,934)	(965,281)
Net assets:
Beginning of period	5,533,632	5,568,845	4,231,503	4,160,544	21,797,684	22,762,965
End of period	$5,206,720	$5,533,632	$3,876,854	$4,231,503	$21,549,750	$21,797,684
(Distributions in excess of) undistributed net investment income	$(4,119)	$(256)	$14,387	$(6,905)	$41,075	$29,862

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2016	2015	2016	2015	2016	2015
Operations:
Net investment income (loss)	$30,357	$26,405	$10,171	$3,949	$356,748	$317,583
Net realized gain (loss)	(11,768)	7,489	(5,074)	(1,225)	1,072,096	471,975
Net unrealized (depreciation) appreciation	(534)	(92,050)	5,120	(7,839)	360,724	(523,714)
Net increase (decrease) in net assets resulting from operations	18,055	(58,156)	10,217	(5,115)	1,789,568	265,844
Dividends and distributions paid to shareholders:
Dividends from net investment income	(30,394)	(24,236)	(11,031)	(4,288)	(347,205)	(334,403)
Distributions from net realized gain on investments	(4,687)	(21,506)	—	—	(465,866)	(1,266,708)
Total dividends and distributions paid to shareholders	(35,081)	(45,742)	(11,031)	(4,288)	(813,071)	(1,601,111)
Net capital share transactions	125,599	88,567	175,844	171,242	1,700,837	2,142,966
Total (decrease) increase in net assets	108,573	(15,331)	175,030	161,839	2,677,334	807,699
Net assets:
Beginning of period	992,879	1,008,210	237,005	75,166	18,370,567	17,562,868
End of period	$1,101,452	$992,879	$412,035	$237,005	$21,047,901	$18,370,567
(Distributions in excess of) undistributed net investment income	$1,519	$1,042	$(948)	$(292)	$71,334	$56,335

See Notes to Financial Statements

134	American Funds Insurance Series

(dollars in thousands)

International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2016	2015	2016	2015	2016	2015	2016	2015	2016	2015

$107,613	$101,049	$30,850	$21,693	$173,682	$150,411	$37,944	$32,504	$406,211	$362,367
174,210	671,574	(49,262)	(83,494)	340,410	617,232	63,152	62,422	1,870,618	2,678,192
486	(1,114,934)	165,410	(22,006)	803,943	(966,960)	36,088	(115,761)	478,434	(2,629,717)

282,309	(342,311)	146,998	(83,807)	1,318,035	(199,317)	137,184	(20,835)	2,755,263	410,842

(112,086)	(129,375)	(26,290)	(19,569)	(170,997)	(147,049)	(36,671)	(36,339)	(395,167)	(352,790)
(637,485)	(446,067)	—	(149,097)	(595,206)	(712,444)	—	—	(2,694,334)	(3,606,146)
(749,571)	(575,442)	(26,290)	(168,666)	(766,203)	(859,493)	(36,671)	(36,339)	(3,089,501)	(3,958,936)
439,487	688,549	79,376	364,776	1,193,132	684,200	114,314	(52,395)	2,214,035	2,397,939
(27,775)	(229,204)	200,084	112,303	1,744,964	(374,610)	214,827	(109,569)	1,879,797	(1,150,155)
7,482,650	7,711,854	2,693,781	2,581,478	6,898,274	7,272,884	1,776,782	1,886,351	24,213,393	25,363,548
$7,454,875	$7,482,650	$2,893,865	$2,693,781	$8,643,238	$6,898,274	$1,991,609	$1,776,782	$26,093,190	$24,213,393

$29,116	$(19,278)	$(14,553)	$(18,827)	$30,648	$28,224	$6,361	$5,495	$79,383	$74,007

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2016	2015	2016	2015	2016	2015	2016	2015	2016	2015

$3,667	$3,604	$188,699	$180,900	$49,208	$54,947	$106,342	$116,865	$4,590	$2,886
1,518	201	163,219	66,981	(11,548)	(73,021)	(82,614)	(76,908)	4,966	5,622
5,219	(5,965)	(52,479)	(215,539)	25,290	(80,680)	262,380	(174,986)	(1,322)	(1,739)

10,404	(2,160)	299,439	32,342	62,950	(98,754)	286,108	(135,029)	8,234	6,769

(3,285)	(2,403)	(197,417)	(182,773)	(15,576)	(1,846)	(106,140)	(114,287)	(6,310)	(5,398)
—	(2,968)	(35,948)	(192,440)	(4,207)	(69,034)	—	—	(3,532)	(4,268)
(3,285)	(5,371)	(233,365)	(375,213)	(19,783)	(70,880)	(106,140)	(114,287)	(9,842)	(9,666)
25,497	11,046	898,544	697,150	(40,534)	(169,118)	(193,559)	82,072	(117)	219
32,616	3,515	964,618	354,279	2,633	(338,752)	(13,591)	(167,244)	(1,725)	(2,678)

219,264	215,749	9,924,899	9,570,620	2,245,551	2,584,303	1,795,232	1,962,476	342,130	344,808
$251,880	$219,264	$10,889,517	$9,924,899	$2,248,184	$2,245,551	$1,781,641	$1,795,232	$340,405	$342,130

$(1,060)	$(1,170)	$59,835	$61,376	$(5,646)	$(13,116)	$17,830	$18,573	$1,033	$804

American Funds Insurance Series	135

Statements of changes in net assets

	Ultra-Short Bond Fund (formerly Cash Management Fund)		U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2016	2015	2016	2015	2016	2015
Operations:
Net investment income (loss)	$(452)	$(1,713)	$36,028	$29,322	$731	$351
Net realized gain (loss)	—	1	9,371	73,799	(560)	13,382
Net unrealized (depreciation) appreciation	(3)	10	(5,718)	(45,379)	6,120	(13,947)
Net increase (decrease) in net assets resulting from operations	(455)	(1,702)	39,681	57,742	6,291	(214)

Dividends and distributions paid to shareholders:
Dividends from net investment income	—	—	(46,049)	(48,582)	(330)	—
Distributions from net realized gain on investments	—	—	(60,973)	(27,147)	(15,012)	—
Total dividends and distributions paid to shareholders	—	—	(107,022)	(75,729)	(15,342)	—
Net capital share transactions	(11,965)	(29,927)	43,179	(393,940)	64,347	66,782
Total (decrease) increase in net assets	(12,420)	(31,629)	(24,162)	(411,927)	55,296	66,568
Net assets:
Beginning of period	363,436	395,065	3,061,886	3,473,813	145,832	79,264
End of period	$351,016	$363,436	$3,037,724	$3,061,886	$201,128	$145,832
(Distributions in excess of) undistributed net investment income	$(20)	$(23)	$7,697	$7,412	$729	$328

See Notes to Financial Statements

136	American Funds Insurance Series

(dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2016	2015	2016	2015	2016	2015	2016	2015

$884	$904	$4,012	$1,959	$1,562	$1,056	$41,207	$31,209
(4,433)	1,838	5,539	7,704	5,070	8,928	37,559	111,792
1,071	(9,188)	15,029	(19,476)	2,438	(14,317)	148,316	(170,931)

(2,478)	(6,446)	24,580	(9,813)	9,070	(4,333)	227,082	(27,930)

(843)	(14)	(3,375)	(530)	(1,707)	(67)	(44,188)	(38,084)
(2,185)	—	(5,923)	—	(8,465)	—	(93,578)	(48,390)
(3,028)	(14)	(9,298)	(530)	(10,172)	(67)	(137,766)	(86,474)
19,951	43,513	138,529	49,641	39,189	51,303	804,645	722,454
14,445	37,053	153,811	39,298	38,087	46,903	893,961	608,050

83,160	46,107	137,405	98,107	122,669	75,766	2,665,019	2,056,969
$97,605	$83,160	$291,216	$137,405	$160,756	$122,669	$3,558,980	$2,665,019

$891	$839	$4,274	$2,223	$1,865	$1,328	$31,585	$34,133

American Funds Insurance Series	137

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds (the “funds”). Twenty-three funds in the series are covered in this report. The other five funds in the series are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund — Seeks to provide long-term growth of capital.

Global Small Capitalization Fund — Seeks to provide long-term growth of capital.

Growth Fund — Seeks to provide growth of capital.

International Fund — Seeks to provide long-term growth of capital.

New World Fund — Seeks long-term capital appreciation.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Growth-Income Fund — Seeks to achieve long-term growth of capital and income.

International Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Capital Income Builder — Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. Secondarily, seeks to provide growth of capital.

Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — Seeks to provide as high a level of current income as is consistent with the preservation of capital.

Global Bond Fund — Seeks to provide, over the long term, a high level of total return consistent with prudent investment management.

High-Income Bond Fund — Seeks to provide a high level of current income and, secondarily, capital appreciation.

Mortgage Fund — Seeks to provide current income and preservation of capital.

138	American Funds Insurance Series

Ultra-Short Bond Fund — On May 1, 2016, the fund changed its name from Cash Management Fund to Ultra-Short Bond Fund in accordance with a resolution approved by shareholders on December 4, 2015, to convert the fund to an ultra-short-term bond fund. The fund seeks to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either three or four share classes (Classes 1, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

American Funds Insurance Series	139

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

140	American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency, and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series	141

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2016 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$735,002	$603,266	$—	$1,338,268
Consumer discretionary	782,920	314,186	—	1,097,106
Health care	400,890	340,275	—	741,165
Financials	162,642	336,154	—	498,796
Consumer staples	39,584	292,852	—	332,436
Industrials	77,442	212,901	—	290,343
Energy	125,366	88,783	—	214,149
Telecommunication services	—	90,340	—	90,340
Materials	37,406	39,707	—	77,113
Miscellaneous	85,826	150,867	—	236,693
Bonds, notes & other debt instruments	—	2,002	—	2,002
Short-term securities	—	250,949	—	250,949
Total	$2,447,078	$2,722,282	$—	$5,169,360

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$359	$—	$359

*	Securities with a value of $2,469,332,000, which represented 47.43% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$341,660	$409,268	$—	$750,928
Information technology	358,077	254,236	—	612,313
Health care	485,718	74,463	—	560,181
Financials	181,103	139,074	—	320,177
Energy	229,547	61,390	8,824	299,761
Industrials	108,231	176,542	—	284,773
Materials	123,506	110,138	—	233,644
Consumer staples	35,272	149,803	—	185,075
Utilities	—	89,923	—	89,923
Other	—	66,766	—	66,766
Miscellaneous	113,963	71,943	—	185,906
Rights & warrants	270	—	—	270
Bonds, notes & other debt instruments	—	7,068	—	7,068
Short-term securities	—	285,478	—	285,478
Total	$1,977,347	$1,896,092	$8,824	$3,882,263

142	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,434	$—	$1,434
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(48)	—	(48)
Total	$—	$1,386	$—	$1,386

*	Securities with a value of $1,600,921,000, which represented 41.29% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$4,843,980	$787,692	$—	$5,631,672
Consumer discretionary	4,533,889	37,112	—	4,571,001
Health care	2,832,091	8,800	—	2,840,891
Energy	2,315,176	24,106	—	2,339,282
Financials	1,930,884	137,542	—	2,068,426
Industrials	1,048,528	189,312	—	1,237,840
Consumer staples	873,699	121,563	—	995,262
Telecommunication services	240,332	—	—	240,332
Other	272,832	—	—	272,832
Miscellaneous	120,697	59,505	—	180,202
Convertible stocks	—	—	13,104	13,104
Convertible bonds	—	4,481	—	4,481
Short-term securities	—	1,174,971	—	1,174,971
Total	$19,012,108	$2,545,084	$13,104	$21,570,296

*	Securities with a value of $1,356,994,000, which represented 6.30% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$30,515	$1,108,433	$—	$1,138,948
Information technology	174,052	777,321	—	951,373
Consumer discretionary	53,303	894,197	—	947,500
Health care	68,047	639,236	—	707,283
Materials	148,837	495,491	—	644,328
Industrials	20,290	593,810	—	614,100
Consumer staples	—	561,750	—	561,750
Utilities	—	387,742	—	387,742
Energy	106,099	259,850	—	365,949
Telecommunication services	—	253,349	—	253,349
Real estate	—	162,942	—	162,942
Miscellaneous	10,190	62,975	—	73,165
Bonds, notes & other debt instruments	—	77,469	—	77,469
Short-term securities	—	549,448	—	549,448
Total	$611,333	$6,824,013	$—	$7,435,346

See next page for footnote.

American Funds Insurance Series	143

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$598	$—	$598
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(2,742)	—	(2,742)
Total	$—	$(2,144)	$—	$(2,144)

*	Securities with a value of $6,024,446,000, which represented 80.81% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$197,390	$219,987	$—	$417,377
Financials	120,700	260,447	—	381,147
Consumer discretionary	150,569	214,907	—	365,476
Energy	69,386	207,335	—	276,721
Health care	112,331	87,744	—	200,075
Consumer staples	30,624	144,465	—	175,089
Materials	72,311	98,928	665	171,904
Industrials	38,010	115,291	—	153,301
Telecommunication services	3,322	55,991	—	59,313
Real estate	30,290	—	27	30,317
Utilities	—	27,439	—	27,439
Miscellaneous	89,339	55,126	—	144,465
Rights & warrants	—	34,283	—	34,283
Bonds, notes & other debt instruments	—	139,001	—	139,001
Short-term securities	—	316,630	—	316,630
Total	$914,272	$1,977,574	$692	$2,892,538

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$85	$—	$85
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(75)	—	(75)
Total	$—	$10	$—	$10

*	Securities with a value of $1,458,989,000, which represented 50.42% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

144	American Funds Insurance Series

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,220,769	$—	$—	$1,220,769
Health care	1,156,906	—	—	1,156,906
Energy	1,059,652	—	—	1,059,652
Financials	958,932	—	—	958,932
Industrials	846,559	—	—	846,559
Consumer staples	828,457	—	—	828,457
Telecommunication services	509,393	—	—	509,393
Materials	423,645	—	—	423,645
Consumer discretionary	416,052	—	—	416,052
Utilities	145,652	—	—	145,652
Real estate	34,708	—	—	34,708
Miscellaneous	408,090	—	—	408,090
Short-term securities	—	627,249	—	627,249
Total	$8,008,815	$627,249	$—	$8,636,064

Global Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$169,873	$175,573	$—	$345,446
Financials	165,069	113,576	—	278,645
Consumer discretionary	66,696	130,076	—	196,772
Industrials	106,156	77,698	—	183,854
Energy	130,781	38,007	—	168,788
Health care	125,010	24,737	—	149,747
Consumer staples	62,181	80,426	—	142,607
Materials	50,344	54,860	—	105,204
Utilities	40,432	42,770	—	83,202
Real estate	42,784	21,595	—	64,379
Telecommunication services	—	15,407	—	15,407
Miscellaneous	37,620	53,742	—	91,362
Preferred securities	486	—	—	486
Bonds, notes & other debt instruments	—	47,802	—	47,802
Short-term securities	—	115,163	—	115,163
Total	$997,432	$991,432	$—	$1,988,864

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$147	$—	$147

*	Securities with a value of $828,467,000, which represented 41.60% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series	145

Growth-Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$3,887,099	$20,931	$—	$3,908,030
Health care	3,707,953	117,244	—	3,825,197
Consumer discretionary	3,257,918	255,746	—	3,513,664
Financials	2,629,172	193,433	—	2,822,605
Industrials	1,970,823	135,575	—	2,106,398
Energy	1,778,829	298,880	—	2,077,709
Consumer staples	1,576,405	173,033	—	1,749,438
Materials	1,339,979	140,850	—	1,480,829
Other	1,260,053	6,419	—	1,266,472
Miscellaneous	1,026,544	112,088	—	1,138,632
Convertible stocks	5,157	7,340	—	12,497
Convertible bonds	—	123,679	—	123,679
Bonds, notes & other debt instruments	—	69,790	—	69,790
Short-term securities	—	2,017,086	—	2,017,086
Total	$22,439,932	$3,672,094	$—	$26,112,026

*	Securities with a value of $1,368,521,000, which represented 5.24% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

International Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$16,506	$154,959	$—	$171,465
Consumer staples	38,453	105,589	—	144,042
Consumer discretionary	—	116,239	—	116,239
Utilities	—	110,609	—	110,609
Energy	23,904	68,007	—	91,911
Industrials	—	85,200	—	85,200
Health care	18,683	48,502	—	67,185
Real estate	7,985	56,049	—	64,034
Information technology	12,071	34,849	—	46,920
Telecommunication services	5,412	38,960	—	44,372
Materials	5,610	16,889	—	22,499
Miscellaneous	—	9,787	—	9,787
Convertible bonds	—	253	—	253
Bonds, notes & other debt instruments	—	37,588	—	37,588
Short-term securities	—	86,367	—	86,367
Total	$128,624	$969,847	$—	$1,098,471

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(105)	$—	$(105)

*	Securities with a value of $831,834,000, which represented 75.52% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

146	American Funds Insurance Series

Capital Income Builder

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer staples	$39,025	$18,910	$—	$57,935
Financials	20,514	33,240	—	53,754
Energy	36,015	6,727	—	42,742
Telecommunication services	16,244	25,280	—	41,524
Information technology	15,996	11,194	—	27,190
Utilities	5,098	20,055	—	25,153
Health care	10,372	11,944	—	22,316
Consumer discretionary	5,105	12,287	—	17,392
Real estate	13,216	4,040	—	17,256
Industrials	2,439	10,439	—	12,878
Materials	—	5,129	—	5,129
Miscellaneous	—	2,019	—	2,019
Convertible stocks	4,305	—	—	4,305
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	22,870	—	22,870
Mortgage-backed obligations	—	17,056	—	17,056
Corporate bonds & notes	—	11,089	—	11,089
Asset-backed obligations	—	7,517	—	7,517
Short-term securities	—	24,889	—	24,889
Total	$168,329	$244,685	$—	$413,014

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(5)	$—	$(5)

*	Securities with a value of $161,264,000, which represented 39.14% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$3,834,977	$139,091	$1,864	$3,975,932
Health care	1,841,988	30,942	1,484	1,874,414
Consumer discretionary	1,573,173	80,843	—	1,654,016
Financials	1,606,632	11,179	—	1,617,811
Energy	1,260,185	—	—	1,260,185
Consumer staples	782,224	181,277	—	963,501
Materials	959,087	3,635	—	962,722
Industrials	911,271	40,491	1	951,763
Telecommunication services	231,625	—	—	231,625
Other	208,091	—	—	208,091
Miscellaneous	48,063	—	—	48,063
Convertible stocks	—	3,693	4,800	8,493
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,563,903	—	2,563,903
Corporate bonds & notes	—	1,979,326	12,692	1,992,018
Mortgage-backed obligations	—	915,602	—	915,602
Federal agency bonds & notes	—	52,295	—	52,295
Other	—	122,701	—	122,701
Short-term securities	—	1,680,291	—	1,680,291
Total	$13,257,316	$7,805,269	$20,841	$21,083,426

See next page for footnote.

American Funds Insurance Series	147

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$2,799	$—	$2,799
Unrealized appreciation on futures contracts	242	—	—	242
Liabilities:
Unrealized depreciation on interest rate swaps	—	(6,429)	—	(6,429)
Total	$242	$(3,630)	$—	$(3,388)

*	Securities with a value of $476,496,000, which represented 2.26% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Interest rate swaps and futures are not included in the investment portfolio.

Global Balanced Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Industrials	$8,063	$17,345	$—	$25,408
Information technology	13,496	11,625	—	25,121
Energy	10,978	6,509	—	17,487
Consumer staples	9,010	7,011	—	16,021
Health care	10,940	3,188	—	14,128
Financials	7,575	3,794	—	11,369
Materials	6,556	4,071	—	10,627
Consumer discretionary	6,899	2,775	—	9,674
Utilities	1,568	1,722	—	3,290
Real estate	—	1,367	—	1,367
Telecommunication services	—	502	—	502
Miscellaneous	7,284	5,010	—	12,294
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies
outside the U.S.	—	36,898	—	36,898
U.S. Treasury bonds & notes	—	20,692	—	20,692
Corporate bonds & notes	—	15,958	—	15,958
Mortgage-backed obligations	—	4,924	—	4,924
Asset-backed obligations	—	323	—	323
Short-term securities	—	22,944	—	22,944
Total	$82,369	$166,658	$—	$249,027

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$226	$—	$226
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(125)	—	(125)
Total	$—	$101	$—	$101

*	Securities with a value of $64,919,000, which represented 25.77% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

148	American Funds Insurance Series

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,617,726	$—	$3,617,726
Corporate bonds & notes	—	3,399,443	444	3,399,887
Mortgage-backed obligations	—	2,135,367	—	2,135,367
Bonds & notes of governments & government agencies outside the U.S.	—	610,070	—	610,070
Asset-backed obligations	—	142,447	—	142,447
Municipals	—	80,240	—	80,240
Federal agency bonds & notes	—	72,315	—	72,315
Common stocks	969	—	804	1,773
Rights & warrants	—	111	—	111
Short-term securities	—	1,050,942	—	1,050,942
Total	$969	$11,108,661	$1,248	$11,110,878

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,972	$—	$2,972
Unrealized appreciation on interest rate swaps	—	23,668	—	23,668
Unrealized appreciation on futures contracts	125	—	—	125
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,045)	—	(1,045)
Unrealized depreciation on interest rate swaps	—	(15,207)	—	(15,207)
Unrealized depreciation on futures contracts	(1,233)	—	—	(1,233)
Total	$(1,108)	$10,388	$—	$9,280

*	Forward currency contracts, interest rate swaps, and futures contracts are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$212,049	$—	$212,049
Japanese yen	—	189,720	—	189,720
Polish zloty	—	113,861	—	113,861
Hungarian forints	—	112,448	—	112,448
Mexican pesos	—	103,769	—	103,769
Malaysian ringgits	—	62,792	—	62,792
Danish kroner	—	59,028	—	59,028
Indian rupees	—	40,713	—	40,713
British pounds	—	32,992	—	32,992
Brazilian reais	—	26,582	—	26,582
Australian dollars	—	20,984	—	20,984
Chilean pesos	—	20,770	—	20,770
Canadian dollars	—	14,099	—	14,099
Argentine pesos	—	8,350	—	8,350
U.S. dollars	—	1,052,728	189	1,052,917
Other	—	61,341	—	61,341
Convertible stocks	—	124	816	940
Common stocks	278	947	294	1,519
Short-term securities	—	156,607	—	156,607
Total	$278	$2,289,904	$1,299	$2,291,481

American Funds Insurance Series	149

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,535	$—	$1,535
Unrealized appreciation on interest rate swaps	—	2,005	—	2,005
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(6,900)	—	(6,900)
Unrealized depreciation on interest rate swaps	—	(883)	—	(883)
Total	$—	$(4,243)	$—	$(4,243)

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,597,304	$12,442	$1,609,746
Other bonds & notes	—	30,474	—	30,474
Convertible bonds	—	7,626	—	7,626
Convertible stocks	7,985	2,228	4,656	14,869
Common stocks	3,533	6,961	5,533	16,027
Rights & warrants	—	73	—	73
Short-term securities	—	76,431	—	76,431
Total	$11,518	$1,721,097	$22,631	$1,755,246

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$427	$—	$427
Unrealized appreciation on credit default swaps	—	644	—	644
Total	$—	$1,071	$—	$1,071

[1]	Interest rate swaps and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2016 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	1/1/2016	Level 3[2]	Purchases	Sales	gain[3]	appreciation[3]	Level 3[2]	12/31/2016
Investment securities	$14,951	$865	$5,655	$(201)	$58	$2,169	$(866)	$22,631
Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2016								$2,604

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized gain and unrealized appreciation are included in the related amounts on investments in the statement of operations.

150	American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 12/31/2016	Valuation techniques	Unobservable inputs	Range	Impact to valuation from an increase in input*
Corporate bonds & notes	$12,442	Yield analysis	Yield risk premium	100 bps - 400 bps	Decrease
		Yield to call price	Yield to call	2.5% - 5.0%	Decrease
Common stocks	5,533	Enterprise valuation	EV/EBITDA multiple	5.0x - 11.5x	Increase
		Recent transaction	Arms-length transaction	N/A	N/A
		Estimated liquidation proceeds	Estimated remaining assets	$16.4 million - $35.7 million	Increase
Convertible stocks	4,656	Cost	N/A	N/A	N/A
	$22,631

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

EV = Enterprise value

EBITDA = Earnings before income taxes, depreciation and amortization

Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$208,755	$—	$208,755
Federal agency bonds & notes	—	60,443	—	60,443
U.S. Treasury bonds & notes	—	43,050	—	43,050
Asset-backed obligations	—	22,092	1,052	23,144
Short-term securities	—	54,388	—	54,388
Total	$—	$388,728	$1,052	$389,780

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$2,289	$—	$2,289
Unrealized appreciation on futures contracts	150	—	—	150
Liabilities:
Unrealized depreciation on interest rate swaps	—	(1,633)	—	(1,633)
Unrealized depreciation on futures contracts	(467)	—	—	(467)

Total	$(317)	$656	$—	$339

*Interest rate swaps and futures contracts are not included in the investment portfolio.

Ultra-Short Bond Fund

At December 31, 2016, all of the fund’s investment securities were classified as Level 2.

American Funds Insurance Series	151

U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,405,658	$—	$1,405,658
Mortgage-backed obligations	—	879,195	—	879,195
Federal agency bonds & notes	—	614,785	—	614,785
Short-term securities	—	241,514	—	241,514
Total	$—	$3,141,152	$—	$3,141,152

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$37,098	$—	$37,098
Unrealized appreciation on futures contracts	249	—	—	249
Liabilities:
Unrealized depreciation on interest rate swaps	—	(27,070)	—	(27,070)
Unrealized depreciation on futures contracts	(6,664)	—	—	(6,664)
Total	$(6,415)	$10,028	$—	$3,613

*Interest rate swaps and futures contracts are not included in the investment portfolio.

Managed Risk Growth Fund

At December 31, 2016, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At December 31, 2016, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At December 31, 2016, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At December 31, 2016, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At December 31, 2016, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

152	American Funds Insurance Series

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

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Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult for a fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the

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repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Management — The managed risk funds are subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the

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investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, a fund could be exposed to the risk of loss.

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — Asset Allocation Fund, Global Bond Fund and High-Income Bond Fund have participated in a transaction that involves unfunded commitments, which may obligate each fund to purchase additional shares of the applicable issuer. Under the terms of the commitments, which will expire no later than April 1, 2021, the maximum potential exposure of Asset Allocation Fund, Global Bond Fund and High-Income Bond Fund as of December 31, 2016, was $471,000, $109,000 and $719,000, respectively. Should such commitments become due in full, these amounts would represent less than 0.01% of the net assets of Asset Allocation Fund and Global Bond Fund and 0.04% of the net assets of High-Income Bond Fund as of December 31, 2016.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the

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respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of December 31, 2016, Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Global Growth and Income Fund, International Growth and Income Fund, Capital Income Builder, Global Balanced Fund, Bond Fund and Global Bond Fund had open forward currency contracts. As of December 31, 2016, Growth-Income Fund and High-Income Bond Fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held by Growth-Income Fund and High-Income Bond Fund was $19,297,000 and $1,189,000, respectively.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations. As of December 31, 2016, Asset Allocation Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund had open interest rate swaps.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized

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gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations. As of December 31, 2016, High-Income Bond Fund had open credit default swaps.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. As of December 31, 2016, Asset Allocation Fund, Bond Fund, Mortgage Fund, U.S. Government/AAA-Rated Securities Fund and Managed Risk International Fund held futures contracts. As of December 31, 2016, Managed Risk Growth Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund did not have any open futures contracts. The average month-end notional amount of open futures contracts while held by Managed Risk Growth Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund was $45,694,000, $56,050,000, $43,355,000 and $401,603,000, respectively.

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The following tables present the financial statement impacts resulting from the funds’ use of forward currency contracts, interest rate swaps, credit default swaps and/or futures contracts as of, or for the year ended, December 31, 2016 (dollars in thousands):

			Global Growth Fund	Global Small Capitalization Fund	International Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$359	$1,434	$598
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$359	$1,434	$598

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$48	$2,742
Forward currency	Currency	Payables for closed forward currency contracts	—	16	28
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$—	$64	$2,770

Net realized (loss) gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized (loss) gain on forward currency contracts	$(3,161)	$11,683	$32,800
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized gain on futures contracts	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$(3,161)	$11,683	$32,800

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation (depreciation) on forward currency contracts	$949	$885	$(2,561)
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$949	$885	$(2,561)

See end of tables for footnote.

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			New World Fund	Global Growth and Income Fund	Growth- Income Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$85	$147	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$85	$147	$—

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$75	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$75	$—	$—

Net realized gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$45	$194	$1,927
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized gain on futures contracts	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$45	$194	$1,927

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized (depreciation) appreciation on forward currency contracts	$(19)	$89	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$(19)	$89	$—

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			International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	2,799
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	—	242
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$—	$—	$3,041

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$105	$5	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	6,429
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$105	$5	$6,429

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$696	$—	$—
Interest rate swaps	Interest	Net realized loss on interest rate swaps	—	—	(3,196)
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized gain on futures contracts	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$696	$—	$(3,196)

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized depreciation on forward currency contracts	$(105)	$(5)	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	1,123
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—	242
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$(105)	$(5)	$1,365

See end of tables for footnote.

American Funds Insurance Series	161

			Global Balanced Fund	Bond Fund	Global Bond Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$226	$2,972	$1,535
Forward currency	Currency	Receivables for closed forward currency contracts	8	163	312
Interest rate swaps	Interest	Net unrealized appreciation*	—	23,668	2,005
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	125	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$234	$26,928	$3,852

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$125	$1,045	$6,900
Forward currency	Currency	Payables for closed forward currency contracts	24	—	1,270
Interest rate swaps	Interest	Net unrealized depreciation*	—	15,207	883
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	1,233	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$149	$17,485	$9,053

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	$361	$(2,049)	$4,304
Interest rate swaps	Interest	Net realized gain (loss) on interest rate swaps	—	20,219	(4,868)
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized loss on futures contracts	—	(12,436)	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$361	$5,734	$(564)

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation (depreciation) on forward currency contracts	$37	$2,959	$(8,031)
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	6,624	1,057
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized depreciation on futures contracts	—	(1,108)	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$37	$8,475	$(6,974)

162	American Funds Insurance Series

			High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	427	2,290	37,098
Credit default swaps	Credit	Net unrealized appreciation*	644	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	150	249
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—
			$1,071	$2,440	$37,347

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	1,634	27,070
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	467	6,664
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$—	$2,101	$33,734

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$21	$—	$—
Interest rate swaps	Interest	Net realized (loss) gain on interest rate swaps	(584)	3,138	11,038
Credit default swaps	Credit	Net realized loss on credit default swaps	(1,060)	—	—
Futures contracts	Interest	Net realized loss on futures contracts	—	(563)	(35,065)
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—
			$(1,623)	$2,575	$(24,027)

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized depreciation on forward currency contracts	$(37)	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation (depreciation) on interest rate swaps	701	(499)	8,800
Credit default swaps	Credit	Net unrealized depreciation on credit default swaps	(62)	—	—
Futures contracts	Interest	Net unrealized depreciation on futures contracts	—	(317)	(6,415)
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—
			$602	$(816)	$2,385

See end of tables for footnote.

American Funds Insurance Series	163

			Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	164	—
Futures contracts	Currency	Net unrealized appreciation*	—	142	—
			$—	$306	$—

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	324	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—
			$—	$324	$—

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized gain on futures contracts	—	—	—
Futures contracts	Equity	Net realized loss on futures contracts	(9,903)	(6,949)	(6,824)
Futures contracts	Currency	Net realized gain on futures contracts	92	742	48
			$(9,811)	$(6,207)	$(6,776)

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	63	62	93
Futures contracts	Currency	Net unrealized (depreciation) appreciation on futures contracts	(20)	86	(22)
			$43	$148	$71

164	American Funds Insurance Series

			Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—
			$—	$—

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—
			$—	$—

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—
Futures contracts	Interest	Net realized gain on futures contracts	—	—
Futures contracts	Equity	Net realized loss on futures contracts	(5,785)	(34,111)
Futures contracts	Currency	Net realized gain (loss) on futures contracts	7	(225)
			$(5,778)	$(34,336)

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	151	1,574
Futures contracts	Currency	Net unrealized depreciation on futures contracts	(25)	(48)
			$126	$1,526

*	Includes cumulative appreciation/depreciation on interest rate swaps, credit default swaps and/or futures contracts as reported in the applicable table(s) following each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

American Funds Insurance Series	165

Collateral — Funds that invest in forward currency contracts, interest rate swaps, credit default swaps, futures contracts and/or future delivery contracts participate in a collateral program. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps, credit default swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2016, if close-out netting was exercised (dollars in thousands):

Global Growth Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$359	$—	$(270)	$—	$89

Global Small Capitalization Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Citibank	$485	$—	$(485)	$—	$—
HSBC Bank	493	(28)	(465)	—	—
JPMorgan Chase	370	—	(278)	—	92
UBS AG	86	—	—	—	86
Total	$1,434	$(28)	$(1,228)	$—	$178
Liabilities:
Barclays Bank PLC	$36	$—	$—	$—	$36
HSBC Bank	28	(28)	—	—	—
Total	$64	$(28)	$—	$—	$36

166	American Funds Insurance Series

International Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Barclays Bank PLC	$408	$(408)	$—	$—	$—
JPMorgan Chase	190	(190)	—	—	—
Total	$598	$(598)	$—	$—	$—
Liabilities:
Bank of America, N.A.	$174	$—	$—	$—	$174
Barclays Bank PLC	1,876	(408)	—	—	1,468
Citibank	414	—	(70)	—	344
HSBC Bank	103	—	—	—	103
JPMorgan Chase	203	(190)	—	—	13
Total	$2,770	$(598)	$(70)	$—	$2,102

New World Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$36	$—	$(36)	$—	$—
Citibank	1	(1)	—	—	—
HSBC Bank	8	(6)	—	—	2
JPMorgan Chase	32	(32)	—	—	—
UBS AG	8	—	—	—	8
Total	$85	$(39)	$(36)	$—	$10
Liabilities:
Citibank	$9	$(1)	$—	$—	$8
HSBC Bank	6	(6)	—	—	—
JPMorgan Chase	60	(32)	—	—	28
Total	$75	$(39)	$—	$—	$36

Global Growth and Income Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$126	$—	$—	$—	$126
HSBC Bank	21	—	—	—	21
Total	$147	$—	$—	$—	$147

See end of tables for footnote.

American Funds Insurance Series	167

International Growth and Income Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Bank of America, N.A.	$105	$—	$—	$—	$105

Capital Income Builder

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Bank of America, N.A.	$5	$—	$—	$—	$5

Global Balanced Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$17	$(15)	$—	$—	$2
Bank of New York Mellon	7	—	—	—	7
Barclays Bank PLC	32	—	—	—	32
Citibank	16	(16)	—	—	—
HSBC Bank	7	(7)	—	—	—
JPMorgan Chase	150	(37)	—	—	113
UBS AG	6	(6)	—	—	—
Total	$235	$(81)	$—	$—	$154
Liabilities:
Bank of America, N.A.	$15	$(15)	$—	$—	$—
Citibank	58	(16)	—	—	42
HSBC Bank	28	(7)	—	—	21
JPMorgan Chase	37	(37)	—	—	—
UBS AG	11	(6)	—	—	5
Total	$149	$(81)	$—	$—	$68

168	American Funds Insurance Series

Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Barclays Bank PLC	$104	$—	$—	$—	$104
Citibank	333	(172)	(161)	—	—
HSBC Bank	1,754	(494)	(1,260)	—	—
JPMorgan Chase	60	(60)	—	—	—
UBS AG	884	—	(884)	—	—
Total	$3,135	$(726)	$(2,305)	$—	$104
Liabilities:
Bank of America, N.A.	$91	$—	$—	$—	$91
Citibank	172	(172)	—	—	—
HSBC Bank	494	(494)	—	—	—
JPMorgan Chase	288	(60)	(228)	—	—
Total	$1,045	$(726)	$(228)	$—	$91

Global Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$429	$(429)	$—	$—	$—
Barclays Bank PLC	225	(225)	—	—	—
Citibank	403	(403)	—	—	—
HSBC Bank	112	(112)	—	—	—
JPMorgan Chase	452	(452)	—	—	—
UBS AG	226	(226)	—	—	—
Total	$1,847	$(1,847)	$—	$—	$—
Liabilities:
Bank of America, N.A.	$905	$(429)	$(476)	$—	$—
Barclays Bank PLC	255	(225)	(30)	—	—
Citibank	2,153	(403)	(1,593)	—	157
HSBC Bank	1,389	(112)	(1,277)	—	—
JPMorgan Chase	2,668	(452)	(2,216)	—	—
UBS AG	800	(226)	(574)	—	—
Total	$8,170	$(1,847)	$(6,166)	$—	$157

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2016, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2013. Capital Income Builder is not subject to examination by U.S. federal tax authorities for tax years before 2014, the year the fund commenced operations.

American Funds Insurance Series	169

The funds are not subject to examination by state tax authorities for tax years before 2012. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by state tax authorities for tax years before 2014, the year the fund commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund and Global Growth and Income Fund for tax years before 2009; Growth Fund and Growth-Income Fund for tax years before 2010; International Growth and Income Fund for tax years before 2011; Global Balanced Fund for tax years before 2012; Asset Allocation Fund, Bond Fund and Global Bond Fund for tax years before 2014 and High-Income Bond Fund for tax years before 2015. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of recent rulings from European courts, some of the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables in this section, some of the funds had capital loss carryforwards available at December 31, 2016. These will be used to offset any capital gains realized by the funds in future years through the expiration date. Funds with capital loss carryforwards will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

170	American Funds Insurance Series

Additional tax basis disclosures are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Undistributed ordinary income	$5,309	$16,070	$87,925	$31,353	$4,686	$69,604
Undistributed long-term capital gain	174,084	—	2,194,931	97,715	—	288,969
Capital loss carryforward:
No expiration	—	(55,253)	—	—	(123,342)	—
Gross unrealized appreciation on investment securities	1,180,169	801,327	6,700,568	965,782	421,936	1,840,298
Gross unrealized depreciation on investment securities	(109,424)	(485,113)	(572,619)	(592,058)	(183,317)	(63,118)
Net unrealized appreciation (depreciation)on investment securities	1,070,745	316,214	6,127,949	373,724	238,619	1,777,180
Cost of investment securities	4,098,615	3,566,049	15,442,347	7,061,622	2,653,919	6,858,884
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	4,406	18,572	8,910	52,867	(287)	(261)
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) capital paid in on shares of beneficial interest	—	—	—	—	1	—
Reclassification to (from) capital paid in on shares of beneficial interest from (to) undistributed net realized gain/accumulated net realized loss	—	1	(1)	1	1	—

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Undistributed ordinary income	$5,588	$95,174	$2,317	$21	$85,089	$—
Late year ordinary loss deferral*	—	—	—	—	—	(473)
Undistributed long-term capital gain	33,689	1,784,903	—	—	1,054,302	933
Capital loss carryforward:
No expiration	—	—	(12,324)	(6,972)	—	—
Capital loss carryforward utilized	17,726	—	—	—	—	—
Gross unrealized appreciation on investment securities	292,982	6,427,273	43,141	15,555	3,862,411	28,081
Gross unrealized depreciation on investment securities	(63,930)	(892,934)	(92,699)	(20,307)	(484,219)	(8,751)
Net unrealized appreciation (depreciation) on investment securities	229,052	5,534,339	(49,558)	(4,752)	3,378,192	19,330
Cost of investment securities	1,759,812	20,577,687	1,148,029	417,766	17,705,234	229,697
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	(405)	(5,668)	514	202	5,455	(272)
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) capital paid in on shares of beneficial interest	(2)	—	—	2	1	—
Reclassification to (from) capital paid in on shares of beneficial interest from (to) undistributed net realized gain/accumulated net realized loss	—	—	—	—	—	(1)

See next page for footnote.

American Funds Insurance Series	171

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
Undistributed ordinary income	$176,002	$14,185	$19,119	$1,751	$—	$7,538
Late year ordinary loss deferral*	—	(9,683)	—	—	—	—
Undistributed long-term capital gain	41,190	267	—	1,475	—	—
Capital loss carryforward:
No expiration	—	—	(170,563)	—	—	(6,295)
Expiring 2017	—	—	(45,026)	—	—	—
	—	—	(215,589)	—	—	(6,295)

Gross unrealized appreciation on investment securities	92,145	27,769	47,353	2,645	27	19,469
Gross unrealized depreciation on investment securities	(240,004)	(120,071)	(71,243)	(3,016)	(4)	(41,136)
Net unrealized appreciation (depreciation) on investment securities	(147,859)	(92,302)	(23,890)	(371)	23	(21,667)
Cost of investment securities	11,258,737	2,383,783	1,779,136	390,151	350,356	3,162,819
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	7,177	(26,163)	(946)	1,949	—	10,306
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) capital paid in on shares of beneficial interest	—	1	1	—	455	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Undistributed ordinary income	$729	$891	$4,274	$1,865	$31,585
Undistributed long-term capital gain	4,133	1,396	5,561	7,717	38,638
Gross unrealized appreciation on investment securities	—	—	—	—	8,966
Gross unrealized depreciation on investment securities	(12,902)	(15,913)	(1,865)	(13,882)	—
Net unrealized appreciation (depreciation) on investment securities	(12,902)	(15,913)	(1,865)	(13,882)	8,966
Cost of investment securities	214,164	112,015	293,175	174,782	3,553,072
Reclassification to (from) undistributed/distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	— †	11	1,414	682	433

*	These deferrals are considered incurred in the subsequent year.
†	Amount less than one thousand.

172	American Funds Insurance Series

The tax character of distributions paid to shareholders of each fund was as follows (dollars in thousands):

Global Growth Fund

	Year ended December 31, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$24,109	$126,735	$150,844	$34,454	$137,198	$171,652
Class 2	44,725	291,772	336,497	74,382	349,551	423,933
Class 4	945	7,147	8,092	1,272	4,175	5,447
Total	$69,779	$425,654	$495,433	$110,108	$490,924	$601,032

Global Small Capitalization Fund

	Year ended December 31, 2016			Year ended December 31, 2015
			Total
			dividends and			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$11,807	$273,687	$285,494	$14,631	$107,277	$121,908
Class 2	12,193	433,806	445,999	24,973	183,098	208,071
Class 4	142	6,715	6,857	189	1,383	1,572
Total	$24,142	$714,208	$738,350	$39,793	$291,758	$331,551

Growth Fund

	Year ended December 31, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$68,458	$603,135	$671,593	$59,092	$1,460,328	$1,519,420
Class 2	105,243	1,244,603	1,349,846	88,259	3,114,763	3,203,022
Class 3	1,482	16,336	17,818	1,311	42,040	43,351
Class 4	2,484	36,779	39,263	2,709	9,375	12,084
Total	$177,667	$1,900,853	$2,078,520	$151,371	$4,626,506	$4,777,877

International Fund

	Year ended December 31, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$59,237	$296,124	$355,361	$63,527	$196,800	$260,327
Class 2	51,666	334,251	385,917	64,651	245,172	309,823
Class 3	389	2,445	2,834	540	2,060	2,600
Class 4	794	4,665	5,459	657	2,035	2,692
Total	$112,086	$637,485	$749,571	$129,375	$446,067	$575,442

American Funds Insurance Series	173

New World Fund

	Year ended December 31, 2016			Year ended December 31, 2015
						Total
			Total			dividends and
	Ordinary	Long-term	dividends	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$17,725	$—	$17,725	$33,998	$63,241	$97,239
Class 2	7,100	—	7,100	20,466	43,910	64,376
Class 4	1,465	—	1,465	2,315	4,736	7,051
Total	$26,290	$—	$26,290	$56,779	$111,887	$168,666

Blue Chip Income and Growth Fund

	Year ended December 31, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$137,434	$292,079	$429,513	$104,537	$336,268	$440,805
Class 2	92,301	236,696	328,997	88,048	328,339	416,387
Class 4	2,759	4,934	7,693	650	1,651	2,301
Total	$232,494	$533,709	$766,203	$193,235	$666,258	$859,493

Global Growth and Income Fund

	Year ended December 31, 2016			Year ended December 31, 2015
			Total			Total
	Ordinary	Long-term	dividends	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$11,131	$—	$11,131	$6,244	$—	$6,244
Class 2	25,283	—	25,283	30,016	—	30,016
Class 4	257	—	257	79	—	79
Total	$36,671	$—	$36,671	$36,339	$—	$36,339

Growth-Income Fund

	Year ended December 31, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid or accrued
Class 1	$263,296	$1,172,060	$1,435,356	$211,212	$1,523,989	$1,735,201
Class 2	250,881	1,329,722	1,580,603	227,897	1,955,599	2,183,496
Class 3	3,141	16,262	19,403	2,968	24,839	27,807
Class 4	8,305	45,834	54,139	5,428	7,004	12,432
Total	$525,623	$2,563,878	$3,089,501	$447,505	$3,511,431	$3,958,936

International Growth and Income Fund

	Year ended December 31, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$23,268	$3,458	$26,726	$17,822	$15,393	$33,215
Class 2	6,231	1,080	7,311	5,743	5,535	11,278
Class 4	895	149	1,044	671	578	1,249
Total	$30,394	$4,687	$35,081	$24,236	$21,506	$45,742

174	American Funds Insurance Series

Capital Income Builder

	Year ended December 31, 2016			Year ended December 31, 2015
			Total				Total
	Ordinary	Long-term	dividends	Ordinary		Long-term	dividends
Share class	income	capital gains	paid	income		capital gains	paid
Class 1	$4,372	$—	$4,372	$1,286		$—	$1,286
Class 2	2	—	2	—	*	—	—	*
Class 4	6,657	—	6,657	3,002		—	3,002
Total	$11,031	$—	$11,031	$4,288		$—	$4,288

Asset Allocation Fund

	Year ended December 31, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$229,739	$280,306	$510,045	$310,613	$785,247	$1,095,860
Class 2	81,019	120,303	201,322	126,004	335,062	461,066
Class 3	580	860	1,440	927	2,404	3,331
Class 4	38,591	61,673	100,264	36,628	4,226	40,854
Total	$349,929	$463,142	$813,071	$474,172	$1,126,939	$1,601,111

Global Balanced Fund

	Year ended December 31, 2016			Year ended December 31, 2015
						Total
			Total			dividends and
	Ordinary	Long-term	dividends	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$939	$—	$939	$596	$605	$1,201
Class 2	2,225	—	2,225	1,802	2,359	4,161
Class 4	121	—	121	5	4	9
Total	$3,285	$—	$3,285	$2,403	$2,968	$5,371

Bond Fund

	Year ended December 31, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$138,255	$11,305	$149,560	$195,551	$20,064	$215,615
Class 2	74,576	7,465	82,041	141,408	16,478	157,886
Class 4	1,614	150	1,764	1,556	156	1,712
Total	$214,445	$18,920	$233,365	$338,515	$36,698	$375,213

See end of tables for footnote.

American Funds Insurance Series	175

Global Bond Fund

	Year ended December 31, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$10,101	$872	$10,973	$21,903	$12,052	$33,955
Class 2	7,811	923	8,734	23,532	13,266	36,798
Class 4	68	8	76	81	46	127
Total	$17,980	$1,803	$19,783	$45,516	$25,364	$70,880

High-Income Bond Fund

	Year ended December 31, 2016			Year ended December 31, 2015
			Total			Total
	Ordinary	Long-term	dividends	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$57,104	$—	$57,104	$65,080	$—	$65,080
Class 2	47,007	—	47,007	48,382	—	48,382
Class 3	746	—	746	742	—	742
Class 4	1,283	—	1,283	83	—	83
Total	$106,140	$—	$106,140	$114,287	$—	$114,287

Mortgage Fund

	Year ended December 31, 2016			Year ended December 31, 2015
			Total
			dividends and			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$7,780	$152	$7,932	$7,999	$—	$7,999
Class 2	1,648	35	1,683	1,499	—	1,499
Class 4	222	5	227	168	—	168
Total	$9,650	$192	$9,842	$9,666	$—	$9,666

U.S. Government/AAA-Rated Securities Fund

	Year ended December 31, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$44,429	$7,982	$52,411	$35,624	$1,712	$37,336
Class 2	43,530	8,728	52,258	35,376	1,904	37,280
Class 3	307	60	367	253	13	266
Class 4	1,615	371	1,986	821	26	847
Total	$89,881	$17,141	$107,022	$72,074	$3,655	$75,729

Managed Risk Growth Fund

	Year ended December 31, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$3	$57	$60	$—	$—	$—
Class P2	327	14,955	15,282	—	—	—
Total	$330	$15,012	$15,342	$—	$—	$—

176	American Funds Insurance Series

Managed Risk International Fund

	Year ended December 31, 2016			Year ended December 31, 2015
			Total
			dividends and				Total
	Ordinary	Long-term	distributions	Ordinary		Long-term	dividends
Share class	income	capital gains	paid	income		capital gains	paid
Class P1	$2	$4	$6	$—	*	$—	$—	*
Class P2	841	2,181	3,022	14		—	14
Total	$843	$2,185	$3,028	$14		$—	$14

Managed Risk Blue Chip Income and Growth Fund

	Year ended December 31, 2016			Year ended December 31, 2015
			Total
			dividends and			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$5	$8	$13	$1	$—	$1
Class P2	3,370	5,915	9,285	529	—	529
Total	$3,375	$5,923	$9,298	$530	$—	$530

Managed Risk Growth-Income Fund

	Year ended December 31, 2016			Year ended December 31, 2015
			Total
			dividends and			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	dividends
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$15	$64	$79	$3	$—	$3
Class P2	1,692	8,401	10,093	64	—	64
Total	$1,707	$8,465	$10,172	$67	$—	$67

Managed Risk Asset Allocation Fund

	Year ended December 31, 2016			Year ended December 31, 2015
			Total			Total
			dividends and			dividends and
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$16,330	$29,417	$45,747	$9,630	$8,843	$18,473
Class P2	27,858	64,161	92,019	28,454	39,547	68,001
Total	$44,188	$93,578	$137,766	$38,084	$48,390	$86,474

* Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. Effective January 1, 2016, CRMC reduced the investment advisory services fee from an annual rate of 0.250% of average daily net assets to 0.150% of average daily net assets for the managed risk funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the

American Funds Insurance Series	177

financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — The series’ board of trustees approved an amended agreement for Asset Allocation Fund effective February 1, 2016, decreasing the annual rate on average daily net assets in excess of $21 billion to 0.240%. CRMC is waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the year ended December 31, 2016, total investment advisory services fees waived by CRMC were $1,833,000.

The range of rates and asset levels, and the current annualized rates of average net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

	Rates		Net asset level (in billions)		For the period ended December 31,	For the period ended December 31,
	Beginning	Ending		In excess	2016,	2016,
Fund	with	with	Up to	of	before waiver	after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.527%	.527%
Global Small Capitalization Fund	.800	.635	.6	5.0	.700	.700
Growth Fund	.500	.280	.6	34.0	.330	.330
International Fund	.690	.430	.5	21.0	.502	.502
New World Fund	.850	.620	.5	2.5	.720	.720
Blue Chip Income and Growth Fund	.500	.360	.6	6.5	.394	.394
Global Growth and Income Fund	.690	.480	.6	3.0	.600	.600
Growth-Income Fund	.500	.219	.6	34.0	.268	.268
International Growth and Income Fund	.690	.530	.5	1.0	.633	.633
Capital Income Builder Fund	.500		all		.500	.500
Asset Allocation Fund	.500	.240	.6	21.0	.274	.274
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
Bond Fund	.480	.330	.6	8.0	.363	.363
Global Bond Fund	.570	.450	1.0	3.0	.530	.530
High-Income Bond Fund	.500	.420	.6	2.0	.465	.465
Mortgage Fund	.420	.290	.6	3.0	.420	.420
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.337	.337
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Blue Chip Income and Growth Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 2	0.25%	0.25%
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

178	American Funds Insurance Series

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC to provide administrative services to all of the funds’ share classes. The services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, each share class of each fund, except the managed risk funds, pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. For the managed risk funds, CRMC receives administrative services fees of 0.01% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Miscellaneous fee reimbursements — CRMC is currently reimbursing a portion of miscellaneous fees and expenses for each of the managed risk funds. Miscellaneous expenses exclude investment advisory services and distribution services fees. For the year ended December 31, 2016, total expenses reimbursed by CRMC were $656,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$158
Class 2	$8,931	Not applicable	357
Class 4	221	$221	9
Total class-specific expenses	$9,152	$221	$524

Global Small Capitalization Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$155
Class 2	$5,872	Not applicable	235
Class 4	92	$92	4
Total class-specific expenses	$5,964	$92	$394

Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$671
Class 2	$34,469	Not applicable	1,379
Class 3	328	Not applicable	18
Class 4	1,025	$1,025	41
Total class-specific expenses	$35,822	$1,025	$2,109

International Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$351
Class 2	$9,558	Not applicable	382
Class 3	51	Not applicable	3
Class 4	138	$138	6
Total class-specific expenses	$9,747	$138	$742

New World Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$160
Class 2	$2,322	Not applicable	93
Class 4	515	$515	21
Total class-specific expenses	$2,837	$515	$274

Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$424
Class 2	$8,227	Not applicable	329
Class 4	187	$186	7
Total class-specific expenses	$8,414	$186	$760

American Funds Insurance Series	179

Global Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$44
Class 2	$3,559	Not applicable	143
Class 4	25	$25	1
Total class-specific expenses	$3,584	$25	$188

Growth-Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$1,138
Class 2	$31,495	Not applicable	1,260
Class 3	280	Not applicable	15
Class 4	1,098	$1,098	44
Total class-specific expenses	$32,873	$1,098	$2,457

International Growth and Income Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$78
Class 2	$622	Not applicable	25
Class 4	87	$86	3
Total class-specific expenses	$709	$86	$106

Capital Income Builder

			Insurance
	Distribution		administrative	Administrative
Share class	services		services	services
Class 1	Not applicable		Not applicable	$12
Class 2	$—	*	Not applicable	—	*
Class 4	533		$532	21
Total class-specific expenses	$533		$532	$33

Asset Allocation Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$1,179
Class 2	$12,479	Not applicable	499
Class 3	64	Not applicable	3
Class 4	6,394	$6,393	256
Total class-specific expenses	$18,937	$6,393	$1,937

Global Balanced Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$6
Class 2	$441	Not applicable	18
Class 4	13	$13	—	*
Total class-specific expenses	$454	$13	$24

Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$629
Class 2	$10,242	Not applicable	410
Class 4	212	$212	8
Total class-specific expenses	$10,454	$212	$1,047

Global Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$112
Class 2	$2,961	Not applicable	118
Class 4	25	$25	1
Total class-specific expenses	$2,986	$25	$231

High-Income Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$95
Class 2	$1,958	Not applicable	79
Class 3	22	Not applicable	1
Class 4	30	$30	1
Total class-specific expenses	$2,010	$30	$176

Mortgage Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$27
Class 2	$160	Not applicable	7
Class 4	27	$28	1
Total class-specific expenses	$187	$28	$35

180	American Funds Insurance Series

Ultra-Short Bond Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$4
Class 2	$772	Not applicable	31
Class 3	8	Not applicable	—	*
Class 4	32	$32	1
Total class-specific expenses	$812	$32	$36

U.S. Government/AAA-Rated Securities Fund

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$145
Class 2	$3,895	Not applicable	156
Class 3	20	Not applicable	1
Class 4	161	$161	6
Total class-specific expenses	$4,076	$161	$308

Managed Risk Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	Not applicable	$1
Class P2	$427	427
Total class-specific expenses	$427	$428

Managed Risk International Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	Not applicable	$—	*
Class P2	$227	227
Total class-specific expenses	$227	$227

Managed Risk Blue Chip Income and Growth Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	Not applicable	$—	*
Class P2	$490	491
Total class-specific expenses	$490	$491

Managed Risk Growth-Income Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	Not applicable	$2
Class P2	$343	344
Total class-specific expenses	$343	$346

Managed Risk Asset Allocation Fund

		Insurance
	Distribution	administrative
	services	services
Class P1	Not applicable	$2,413
Class P2	$5,262	5,263
Total class-specific expenses	$5,262	$7,676

*	Amount less than one thousand.

American Funds Insurance Series	181

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$41	$3		$44
Global Small Capitalization Fund	31	2		33
Growth Fund	163	13		176
International Fund	57	5		62
New World Fund	21	2		23
Blue Chip Income and Growth Fund	56	5		61
Global Growth and Income Fund	14	1		15
Growth-Income Fund	186	15		201
International Growth and Income Fund	8	1		9
Capital Income Builder	2	—	*	2
Asset Allocation Fund	145	12		157
Global Balanced Fund	2	—	*	2
Bond Fund	78	6		84
Global Bond Fund	18	1		19
High-Income Bond Fund	13	1		14
Mortgage Fund	3	—	*	3
Ultra-Short Bond Fund	3	—	*	3
U.S. Government/AAA-Rated Securities Fund	23	2		25
Managed Risk Growth Fund	1	—	*	1
Managed Risk International Fund	1	—	*	1
Managed Risk Blue Chip Income and Growth Fund	1	—	*	1
Managed Risk Growth-Income Fund	1	—	*	1
Managed Risk Asset Allocation Fund	22	2		24

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2016, such purchase and sale transactions occurred between Growth Fund and related funds in the amounts of $80,211,000 and $484,838,000, respectively.

8. Committed line of credit

Global Small Capitalization Fund and High-Income Bond Fund participate with other funds managed by CRMC in a $500 million credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. Neither fund borrowed on this line of credit at any time during the year ended December 31, 2016.

182	American Funds Insurance Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2016

Class 1	$214,321	8,771	$150,842	6,520	$(225,629)	(9,136)	$139,534	6,155
Class 2	98,924	4,087	336,499	14,694	(451,495)	(18,489)	(16,072)	292
Class 4	31,776	1,313	8,092	354	(28,384)	(1,172)	11,484	495
Total net increase (decrease)	$345,021	14,171	$495,433	21,568	$(705,508)	(28,797)	$134,946	6,942

Year ended December 31, 2015

Class 1	$242,608	8,797	$171,652	6,332	$(284,375)	(10,186)	$129,885	4,943
Class 2	63,278	2,321	423,933	15,756	(513,101)	(18,595)	(25,890)	(518)
Class 4	80,540	2,928	5,447	203	(10,490)	(389)	75,497	2,742
Total net increase (decrease)	$386,426	14,046	$601,032	22,291	$(807,966)	(29,170)	$179,492	7,167

Global Small Capitalization Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2016

Class 1	$161,105	7,595	$285,447	14,932	$(368,707)	(16,753)	$77,845	5,774
Class 2	54,521	2,619	445,999	23,986	(293,447)	(14,137)	207,073	12,468
Class 4	16,563	792	6,857	365	(8,311)	(402)	15,109	755
Total net increase (decrease)	$232,189	11,006	$738,303	39,283	$(670,465)	(31,292)	$300,027	18,997

Year ended December 31, 2015

Class 1	$513,999	19,169	$121,908	4,341	$(211,242)	(7,700)	$424,665	15,810
Class 2	80,928	3,206	208,071	7,558	(354,071)	(13,220)	(65,072)	(2,456)
Class 4	29,896	1,122	1,572	57	(6,551)	(252)	24,917	927
Total net increase (decrease)	$624,823	23,497	$331,551	11,956	$(571,864)	(21,172)	$384,510	14,281

Growth Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2016

Class 1	$458,166	7,079	$669,418	10,693	$(964,251)	(14,691)	$163,333	3,081
Class 2	177,712	2,745	1,349,846	21,732	(1,859,064)	(28,538)	(331,506)	(4,061)
Class 3	1,102	18	17,818	284	(27,723)	(425)	(8,803)	(123)
Class 4	75,062	1,167	39,264	638	(49,300)	(768)	65,026	1,037
Total net increase (decrease)	$712,042	11,009	$2,076,346	33,347	$(2,900,338)	(44,422)	$(111,950)	(66)

Year ended December 31, 2015

Class 1	$545,748	7,598	$1,516,077	22,116	$(1,366,376)	(18,624)	$695,449	11,090
Class 2	178,141	2,443	3,203,022	46,982	(2,197,881)	(29,528)	1,183,282	19,897
Class 3	783	11	43,350	629	(28,825)	(389)	15,308	251
Class 4	382,752	5,567	12,085	178	(12,814)	(184)	382,023	5,561
Total net increase (decrease)	$1,107,424	15,619	$4,774,534	69,905	$(3,605,896)	(48,725)	$2,276,062	36,799

See end of tables for footnote.

American Funds Insurance Series	183

International Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2016

Class 1	$502,624	29,474	$355,240	22,171	$(416,969)	(24,055)	$440,895	27,590
Class 2	190,542	11,247	385,917	24,231	(598,017)	(34,790)	(21,558)	688
Class 3	122	7	2,834	177	(5,902)	(343)	(2,946)	(159)
Class 4	25,077	1,477	5,458	345	(7,439)	(436)	23,096	1,386
Total net increase (decrease)	$718,365	42,205	$749,449	46,924	$(1,028,327)	(59,624)	$439,487	29,505

Year ended December 31, 2015

Class 1	$613,096	30,399	$260,327	13,102	$(308,218)	(15,161)	$565,205	28,340
Class 2	243,300	12,263	309,824	15,584	(460,836)	(22,675)	92,288	5,172
Class 3	591	29	2,600	130	(5,955)	(292)	(2,764)	(133)
Class 4	37,705	1,848	2,691	136	(6,576)	(332)	33,820	1,652
Total net increase (decrease)	$894,692	44,539	$575,442	28,952	$(781,585)	(38,460)	$688,549	35,031

New World Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2016

Class 1	$343,390	17,604	$17,686	901	$(250,303)	(12,858)	$110,773	5,647
Class 2	51,238	2,661	7,100	365	(149,682)	(7,790)	(91,344)	(4,764)
Class 4	71,177	3,754	1,465	75	(12,695)	(670)	59,947	3,159
Total net increase (decrease)	$465,805	24,019	$26,251	1,341	$(412,680)	(21,318)	$79,376	4,042

Year ended December 31, 2015

Class 1	$250,385	12,453	$97,239	4,794	$(74,017)	(3,664)	$273,607	13,583
Class 2	52,944	2,691	64,376	3,193	(146,327)	(7,294)	(29,007)	(1,410)
Class 4	120,968	6,065	7,051	351	(7,843)	(403)	120,176	6,013
Total net increase (decrease)	$424,297	21,209	$168,666	8,338	$(228,187)	(11,361)	$364,776	18,186

Blue Chip Income and Growth Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2016

Class 1	$986,168	74,990	$426,031	33,628	$(260,962)	(20,029)	$1,151,237	88,589
Class 2	42,572	3,274	328,996	26,334	(424,524)	(32,897)	(52,956)	(3,289)
Class 4	105,759	8,137	7,693	611	(18,601)	(1,441)	94,851	7,307
Total net increase (decrease)	$1,134,499	86,401	$762,720	60,573	$(704,087)	(54,367)	$1,193,132	92,607

Year ended December 31, 2015

Class 1	$452,522	32,801	$437,325	32,701	$(252,335)	(18,381)	$637,512	47,121
Class 2	32,390	2,382	416,386	31,379	(427,875)	(31,163)	20,901	2,598
Class 4	28,833	2,128	2,302	174	(5,348)	(390)	25,787	1,912
Total net increase (decrease)	$513,745	37,311	$856,013	64,254	$(685,558)	(49,934)	$684,200	51,631

184	American Funds Insurance Series

Global Growth and Income Fund

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2016

Class 1	$292,208	23,201	$10,481	808	$(49,576)	(3,887)	$253,113	20,122
Class 2	25,520	2,043	25,283	1,955	(199,986)	(15,865)	(149,183)	(11,867)
Class 4	12,357	989	257	20	(2,230)	(180)	10,384	829
Total net increase (decrease)	$330,085	26,233	$36,021	2,783	$(251,792)	(19,932)	$114,314	9,084

Year ended December 31, 2015

Class 1	$123,370	9,539	$5,769	464	$(24,549)	(1,895)	$104,590	8,108
Class 2	31,965	2,464	30,016	2,406	(222,457)	(17,093)	(160,476)	(12,223)
Class 4	7,444	579	79	6	(4,032)	(318)	3,491	267
Total net increase (decrease)	$162,779	12,582	$35,864	2,876	$(251,038)	(19,306)	$(52,395)	(3,848)

Growth-Income Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2016

Class 1	$1,364,357	31,261	$1,429,866	34,358	$(830,642)	(18,888)	$1,963,581	46,731
Class 2	142,903	3,288	1,580,603	38,422	(1,561,195)	(35,880)	162,311	5,830
Class 3	1,293	30	19,402	467	(23,792)	(543)	(3,097)	(46)
Class 4	72,892	1,695	54,139	1,325	(35,791)	(829)	91,240	2,191
Total net increase (decrease)	$1,581,445	36,274	$3,084,010	74,572	$(2,451,420)	(56,140)	$2,214,035	54,706

Year ended December 31, 2015

Class 1	$1,314,853	26,814	$1,729,526	36,549	$(1,566,420)	(31,547)	$1,477,959	31,816
Class 2	145,682	2,979	2,183,497	46,507	(1,808,597)	(36,727)	520,582	12,759
Class 3	517	9	27,807	587	(26,339)	(533)	1,985	63
Class 4	400,638	8,616	12,432	270	(15,657)	(325)	397,413	8,561
Total net increase (decrease)	$1,861,690	38,418	$3,953,262	83,913	$(3,417,013)	(69,132)	$2,397,939	53,199

International Growth and Income Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2016

Class 1	$105,994	7,226	$26,726	1,853	$(5,982)	(396)	$126,738	8,683
Class 2	17,101	1,182	7,312	508	(30,910)	(2,088)	(6,497)	(398)
Class 4	8,076	551	1,044	73	(3,762)	(258)	5,358	366
Total net increase (decrease)	$131,171	8,959	$35,082	2,434	$(40,654)	(2,742)	$125,599	8,651

Year ended December 31, 2015

Class 1	$15,184	932	$33,215	2,124	$(9,326)	(556)	$39,073	2,500
Class 2	42,188	2,495	11,279	722	(19,855)	(1,216)	33,612	2,001
Class 4	17,667	1,083	1,248	81	(3,033)	(190)	15,882	974
Total net increase (decrease)	$75,039	4,510	$45,742	2,927	$(32,214)	(1,962)	$88,567	5,475

See end of tables for footnote.

American Funds Insurance Series	185

Capital Income Builder

	Sales*		Reinvestments of dividends				Repurchases*		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Year ended December 31, 2016

Class 1	$95,122	9,946	$4,372		458		$(23,129)	(2,439)	$76,365		7,965
Class 2	144	15	2		—		(2)	—	144		15
Class 4	113,152	11,813	6,657		699		(20,474)	(2,162)	99,335		10,350
Total net increase (decrease)	$208,418	21,774	$11,031		1,157		$(43,605)	(4,601)	$175,844		18,330

Year ended December 31, 2015

Class 1	$61,778	6,412	$1,286		136		$(1,229)	(132)	$61,835		6,416
Class 2	—	—	—	†	—	†	—	—	—	†	—	†
Class 4	111,713	11,396	3,002		315		(5,308)	(549)	109,407		11,162
Total net increase (decrease)	$173,491	17,808	$4,288		451		$(6,537)	(681)	$171,242		17,578

Asset Allocation Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2016

Class 1	$1,419,998	67,404	$510,045	24,119	$(436,287)	(20,771)	$1,493,756	70,752
Class 2	190,550	9,074	201,323	9,626	(504,479)	(24,294)	(112,606)	(5,594)
Class 3	672	32	1,439	68	(4,926)	(233)	(2,815)	(133)
Class 4	385,933	18,332	100,264	4,812	(163,695)	(7,917)	322,502	15,227
Total net increase (decrease)	$1,997,153	94,842	$813,071	38,625	$(1,109,387)	(53,215)	$1,700,837	80,252

Year ended December 31, 2015

Class 1	$1,535,220	71,399	$1,095,859	52,092	$(2,848,179)	(133,856)	$(217,100)	(10,365)
Class 2	124,804	5,833	461,066	22,110	(682,572)	(32,022)	(96,702)	(4,079)
Class 3	856	40	3,331	159	(4,803)	(223)	(616)	(24)
Class 4	2,429,290	115,496	40,855	1,991	(12,761)	(607)	2,457,384	116,880
Total net increase (decrease)	$4,090,170	192,768	$1,601,111	76,352	$(3,548,315)	(166,708)	$2,142,966	102,412

Global Balanced Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2016

Class 1	$20,046	1,826	$939	85	$(6,690)	(590)	$14,295	1,321
Class 2	22,939	2,066	2,226	201	(22,938)	(2,086)	2,227	181
Class 4	9,506	864	121	11	(652)	(59)	8,975	816
Total net increase (decrease)	$52,491	4,756	$3,286	297	$(30,280)	(2,735)	$25,497	2,318

Year ended December 31, 2015

Class 1	$16,784	1,513	$1,201	111	$(5,668)	(512)	$12,317	1,112
Class 2	15,210	1,360	4,161	386	(21,309)	(1,924)	(1,938)	(178)
Class 4	659	60	9	1	(1)	— †	667	61
Total net increase (decrease)	$32,653	2,933	$5,371	498	$(26,978)	(2,436)	$11,046	995

186	American Funds Insurance Series

Bond Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2016

Class 1	$1,345,167	121,199	$148,075	13,631	$(420,052)	(38,234)	$1,073,190	96,596
Class 2	144,585	13,214	82,041	7,631	(444,145)	(40,888)	(217,519)	(20,043)
Class 4	57,784	5,273	1,763	164	(16,674)	(1,523)	42,873	3,914
Total net increase (decrease)	$1,547,536	139,686	$231,879	21,426	$(880,871)	(80,645)	$898,544	80,467

Year ended December 31, 2015

Class 1	$1,036,298	93,861	$213,571	19,839	$(300,859)	(27,378)	$949,010	86,322
Class 2	110,070	10,143	157,887	14,830	(551,976)	(50,779)	(284,019)	(25,806)
Class 4	43,727	4,005	1,711	160	(13,279)	(1,216)	32,159	2,949
Total net increase (decrease)	$1,190,095	108,009	$373,169	34,829	$(866,114)	(79,373)	$697,150	63,465

Global Bond Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2016

Class 1	$213,129	18,309	$10,956	974	$(159,412)	(13,652)	$64,673	5,631
Class 2	36,347	3,158	8,734	780	(156,676)	(13,741)	(111,595)	(9,803)
Class 4	10,946	954	76	7	(4,634)	(404)	6,388	557
Total net increase (decrease)	$260,422	22,421	$19,766	1,761	$(320,722)	(27,797)	$(40,534)	(3,615)

Year ended December 31, 2015

Class 1	$165,830	14,553	$33,954	3,037	$(282,448)	(25,245)	$(82,664)	(7,655)
Class 2	33,635	2,962	36,798	3,309	(158,924)	(14,073)	(88,491)	(7,802)
Class 4	3,452	304	128	12	(1,543)	(134)	2,037	182
Total net increase (decrease)	$202,917	17,819	$70,880	6,358	$(442,915)	(39,452)	$(169,118)	(15,275)

High-Income Bond Fund

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2016

Class 1	$69,042	6,945	$56,592	5,626	$(291,328)	(30,021)	$(165,694)	(17,450)
Class 2	22,831	2,394	47,007	4,738	(116,168)	(11,943)	(46,330)	(4,811)
Class 3	2,650	279	746	74	(3,553)	(365)	(157)	(12)
Class 4	90,979	8,413	1,283	120	(73,640)	(6,754)	18,622	1,779
Total net increase (decrease)	$185,502	18,031	$105,628	10,558	$(484,689)	(49,083)	$(193,559)	(20,494)

Year ended December 31, 2015

Class 1	$223,032	21,529	$65,080	6,936	$(148,108)	(14,222)	$140,004	14,243
Class 2	32,524	3,169	48,382	5,222	(137,078)	(13,259)	(56,172)	(4,868)
Class 3	2,044	194	742	79	(5,538)	(528)	(2,752)	(255)
Class 4	16,932	1,527	83	8	(16,023)	(1,447)	992	88
Total net increase (decrease)	$274,532	26,419	$114,287	12,245	$(306,747)	(29,456)	$82,072	9,208

See end of tables for footnotes.

American Funds Insurance Series	187

Mortgage Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2016

Class 1	$28,827	2,669	$7,933	749	$(38,385)	(3,569)	$(1,625)	(151)
Class 2	18,388	1,714	1,683	159	(15,825)	(1,473)	4,246	400
Class 4	14,879	1,395	227	22	(17,844)	(1,676)	(2,738)	(259)
Total net increase (decrease)	$62,094	5,778	$9,843	930	$(72,054)	(6,718)	$(117)	(10)

Year ended December 31, 2015

Class 1	$41,987	3,898	$7,999	754	$(67,729)	(6,313)	$(17,743)	(1,661)
Class 2	10,830	1,011	1,499	142	(5,502)	(512)	6,827	641
Class 4	15,842	1,482	168	16	(4,875)	(457)	11,135	1,041
Total net increase (decrease)	$68,659	6,391	$9,666	912	$(78,106)	(7,282)	$219	21

Ultra-Short Bond Fund

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2016

Class 1	$15,562	1,382	$—	—	$(17,527)	(1,556)	$(1,965)	(174)
Class 2	128,178	11,656	—	—	(133,142)	(12,108)	(4,964)	(452)
Class 3	2,647	238	—	—	(4,768)	(429)	(2,121)	(191)
Class 4	18,372	1,649	—	—	(21,287)	(1,911)	(2,915)	(262)
Total net increase (decrease)	$164,759	14,925	$—	—	$(176,724)	(16,004)	$(11,965)	(1,079)

Year ended December 31, 2015

Class 1	$19,088	1,694	$—	—	$(28,360)	(2,517)	$(9,272)	(823)
Class 2	133,190	12,075	—	—	(161,001)	(14,591)	(27,811)	(2,516)
Class 3	4,437	398	—	—	(5,921)	(532)	(1,484)	(134)
Class 4	30,215	2,699	—	—	(21,575)	(1,926)	8,640	773
Total net increase (decrease)	$186,930	16,866	$—	—	$(216,857)	(19,566)	$(29,927)	(2,700)

U.S. Government/AAA-Rated Securities Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2016

Class 1	$111,564	8,949	$52,411	4,280	$(89,943)	(7,217)	$74,032	6,012
Class 2	65,544	5,287	52,257	4,303	(160,525)	(13,019)	(42,724)	(3,429)
Class 3	1,568	125	368	30	(2,199)	(176)	(263)	(21)
Class 4	58,794	4,745	1,986	163	(48,646)	(3,930)	12,134	978
Total net increase (decrease)	$237,470	19,106	$107,022	8,776	$(301,313)	(24,342)	$43,179	3,540

Year ended December 31, 2015

Class 1	$70,484	5,630	$37,336	3,026	$(397,508)	(31,768)	$(289,688)	(23,112)
Class 2	24,610	1,988	37,280	3,053	(190,136)	(15,348)	(128,246)	(10,307)
Class 3	1,477	118	266	21	(3,640)	(290)	(1,897)	(151)
Class 4	50,075	4,027	847	69	(25,031)	(2,017)	25,891	2,079
Total net increase (decrease)	$146,646	11,763	$75,729	6,169	$(616,315)	(49,423)	$(393,940)	(31,491)

188	American Funds Insurance Series

Managed Risk Growth Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2016

Class P1	$492	46	$60	6	$(168)	(16)	$384	36
Class P2	63,452	5,983	15,282	1,507	(14,771)	(1,388)	63,963	6,102
Total net increase (decrease)	$63,944	6,029	$15,342	1,513	$(14,939)	(1,404)	$64,347	6,138

Year ended December 31, 2015

Class P1	$308	27	$—	—	$(70)	(6)	$238	21
Class P2	74,489	6,445	—	—	(7,945)	(689)	66,544	5,756
Total net increase (decrease)	$74,797	6,472	$—	—	$(8,015)	(695)	$66,782	5,777

Managed Risk International Fund

	Sales*		Reinvestments of dividends and distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2016

Class P1	$41	4	$6		1		$(53)	(6)	$(6)	(1)
Class P2	25,545	2,830	3,022		346		(8,610)	(948)	19,957	2,228
Total net increase (decrease)	$25,586	2,834	$3,028		347		$(8,663)	(954)	$19,951	2,227

Year ended December 31, 2015

Class P1	$44	5	$—	†	—	†	$— †	— †	$44	5
Class P2	46,083	4,510	14		2		(2,628)	(265)	43,469	4,247
Total net increase (decrease)	$46,127	4,515	$14		2		$(2,628)	(265)	$43,513	4,252

Managed Risk Blue Chip Income and Growth Fund

	Sales*			Reinvestments of dividends and distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2016

Class P1	$60	6		$13	1		$(20)	(2)	$53	5
Class P2	139,800	12,424		9,285	848		(10,609)	(952)	138,476	12,320
Total net increase (decrease)	$139,860	12,430		$9,298	849		$(10,629)	(954)	$138,529	12,325

Year ended December 31, 2015

Class P1	$2	—	†	$1	—	†	$(22)	(1)	$(19)	(1)
Class P2	70,110	6,160		529	48		(20,979)	(1,845)	49,660	4,363
Total net increase (decrease)	$70,112	6,160		$530	48		$(21,001)	(1,846)	$49,641	4,362

See end of tables for footnotes.

American Funds Insurance Series	189

Managed Risk Growth-Income Fund

	Sales*		Reinvestments of dividends and distributions			Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2016

Class P1	$746	68	$79	7		$(343)	(31)	$482	44
Class P2	41,955	3,864	10,093	964		(13,341)	(1,227)	38,707	3,601
Total net increase (decrease)	$42,701	3,932	$10,172	971		$(13,684)	(1,258)	$39,189	3,645

Year ended December 31, 2015

Class P1	$623	53	$3	—	†	$(17)	(1)	$609	52
Class P2	57,640	4,977	64	6		(7,010)	(604)	50,694	4,379
Total net increase (decrease)	$58,263	5,030	$67	6		$(7,027)	(605)	$51,303	4,431

Managed Risk Asset Allocation Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2016

Class P1	$443,537	37,855	$45,747	3,957	$(14,583)	(1,270)	$474,701	40,542
Class P2	369,887	31,502	92,019	7,990	(131,962)	(11,243)	329,944	28,249
Total net increase (decrease)	$813,424	69,357	$137,766	11,947	$(146,545)	(12,513)	$804,645	68,791

Year ended December 31, 2015

Class P1	$452,013	37,546	$18,473	1,532	$(10,594)	(913)	$459,892	38,165
Class P2	355,940	29,485	68,001	5,622	(161,379)	(13,400)	262,562	21,707
Total net increase (decrease)	$807,953	67,031	$86,474	7,154	$(171,973)	(14,313)	$722,454	59,872

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the year ended December 31, 2016 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$1,328,598	$1,212,532	$5,305,088	$2,155,313	$947,952	$2,465,937
Sales of investment securities*	1,690,748	1,227,514	7,793,726	2,298,365	777,913	2,175,803
Non-U.S. taxes paid on dividend income	5,023	1,690	2,942	8,720	2,199	67
Non-U.S. taxes paid on interest income	—	—	—	4	69	—
Non-U.S. taxes paid on realized gains	—	—	—	990	727	—
Non-U.S. taxes provided on unrealized gains	242	33	—	267	194	—
Dividends from affiliated issuers	—	128	2,166	—	—	—
Net realized (loss) gain from affiliated issuers	—	(16,988)	45,373	—	—	—

190	American Funds Insurance Series

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$1,099,788	$5,791,793	$434,541	$298,814	$14,470,723	$137,793
Sales of investment securities*	982,714	6,476,464	309,397	148,547	13,677,192	130,358
Non-U.S. taxes paid on dividend income	2,287	1,433	2,631	331	3,926	163
Non-U.S. taxes paid on interest income	—	—	34	—	—	9
Non-U.S. taxes paid on realized gains	8	—	2	—	—	5
Non-U.S. taxes provided on unrealized gains	70	122	25	—	108	3

	Bond Fund	Global Bond Fund	High- Income Bond Fund		Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*	$30,989,482	$3,030,346	$1,443,624		$2,384,131	$15,000	$9,089,706
Sales of investment securities*	30,056,008	2,928,902	1,536,214		2,375,674	15,000	9,325,556
Non-U.S. taxes paid on dividend income	—	—	—	†	—	—	—
Non-U.S. taxes paid on interest income	98	198	13		—	—	—
Non-U.S. taxes paid on realized gains	69	119	—		—	—	—
Non-U.S. taxes provided on unrealized gains	10	188	5		—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$76,267	$40,452	$150,571	$56,720	$761,257
Sales of investment securities*	23,369	21,680	17,547	18,702	77,327
Non-U.S. taxes paid on dividend income	—	—	—	—	—
Dividends from affiliated issuers	1,785	1,447	5,221	2,411	57,654
Net realized (loss) gain from affiliated issuers	(4,648)	(5,472)	(1,377)	(3,198)	2,977

*	Excludes short-term securities and U.S. government obligations, if any.
†	Amount less than one thousand.

11. Ownership concentration

At December 31, 2016, CRMC held aggregate ownership of 12% of the outstanding shares of Global Balanced Fund. The ownership represents the seed money invested in the fund when the fund began operations. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio and American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 13% and 33% of the outstanding shares of Global Balanced Fund and Capital Income Builder, respectively.

American Funds Insurance Series	191

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund

Class 1:
12/31/16	$26.39	$.25	$(.14)	$.11	$(.29)	$(2.16)	$(2.45)	$24.05	.87%	$1,630		.56%		1.00%
12/31/15	27.48	.25	1.80	2.05	(.35)	(2.79)	(3.14)	26.39	7.24	1,626		.55		.90
12/31/14	30.11	.31 [2]	.40	.71	(.40)	(2.94)	(3.34)	27.48	2.52	1,558		.55		1.08 [2]
12/31/13	23.58	.31	6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508		.55		1.17
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466		.56		1.38
Class 2:
12/31/16	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62	3,483		.81		.76
12/31/15	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817		.80		.66
12/31/14	29.92	.24 [2]	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31	3,992		.80		.85 [2]
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379		.80		.91
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723		.81		1.13
Class 4:
12/31/16	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37	94		1.06		.50
12/31/15	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91		1.05		.34
12/31/14	30.07	.07 [2]	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01	19		1.05		.26 [2]
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36	1		1.06		.43
12/31/12[3,4]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27 [5,6]	—	[7]	.02	[5,6]	.04 [5,6]

Global Small Capitalization Fund

Class 1:
12/31/16	$24.41	$.12	$.17	$.29	$(.11)	$(4.35)	$(4.46)	$20.24	2.35%	$1,532		.74%		.57%
12/31/15	26.09	.04	.36	.40	—	(2.08)	(2.08)	24.41	.50	1,706		.73		.15
12/31/14	25.69	.09	.52	.61	(.09)	(.12)	(.21)	26.09	2.36	1,411		.74		.34
12/31/13	20.16	.04	5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241		.74		.17
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019		.75		.46
Class 2:
12/31/16	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10	2,303		.99		.31
12/31/15	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492		.98		(.10)
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12	2,738		.99		.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955		.99		(.05)
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		.20
Class 4:
12/31/16	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85	42		1.24		.03
12/31/15	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34		1.23		(.37)
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88	12		1.24		(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01	4		1.24		(.50)
12/31/12[3,4]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80 [5,6]	—	[7]	.04	[5,6]	.04 [5,6]

192	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
12/31/16	$68.02	$.67		$5.40	$6.07	$(.67)	$(6.13)	$(6.80)	$67.29	9.77%	$6,931		.35%		1.03%
12/31/15	80.15	.64		5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12	6,796		.35		.87
12/31/14	78.54	.88	[2]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78	7,118		.35		1.12	[2]
12/31/13	60.90	.64		17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003		.35		.93
12/31/12	52.07	.63		8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116		.35		1.10
Class 2:
12/31/16	67.69	.51		5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49	13,978		.60		.78
12/31/15	79.84	.46		5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414		.60		.62
12/31/14	77.94	.68	[2]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413		.60		.87	[2]
12/31/13	60.45	.47		17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334		.60		.68
12/31/12	51.68	.47		8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911		.60		.83
Class 3:
12/31/16	68.37	.56		5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56	183		.53		.85
12/31/15	80.47	.51		5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194		.53		.69
12/31/14	78.62	.74	[2]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208		.53		.94	[2]
12/31/13	60.97	.52		17.84	18.36	(.71)	—	(.71)	78.62	30.20	216		.53		.75
12/31/12	52.13	.53		8.83	9.36	(.52)	—	(.52)	60.97	17.97	189		.53		.92
Class 4:
12/31/16	67.26	.34		5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22	458		.85		.53
12/31/15	79.74	.29		5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394		.85		.42
12/31/14	78.32	.37	[2]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24		.85		.47	[2]
12/31/13	60.90	.29		17.90	18.19	(.77)	—	(.77)	78.32	29.96	5		.85		.40
12/31/12[3,4]	60.55	.03		.78	.81	(.46)	—	(.46)	60.90	1.33 [5,6]	—	[7]	.02	[5,6]	.05	[5,6]

International Fund

Class 1:
12/31/16	$18.08	$.27		$.30	$.57	$(.28)	$(1.55)	$(1.83)	$16.82	3.78%	$3,652		.54%		1.57%
12/31/15	20.35	.29		(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427		.54		1.41
12/31/14	21.22	.30		(.81)	(.51)	(.36)	—	(.36)	20.35	(2.41)	3,282		.54		1.43
12/31/13	17.68	.27		3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324		.54		1.41
12/31/12	15.21	.30		2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618		.54		1.81
Class 2:
12/31/16	18.02	.23		.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710		.79		1.35
12/31/15	20.29	.24		(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978		.79		1.17
12/31/14	21.15	.25		(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374		.79		1.19
12/31/13	17.62	.22		3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916		.79		1.15
12/31/12	15.16	.26		2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		1.57
Class 3:
12/31/16	18.11	.24		.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27		.72		1.42
12/31/15	20.38	.25		(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32		.72		1.24
12/31/14	21.24	.27		(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38		.72		1.28
12/31/13	17.70	.23		3.59	3.82	(.28)	—	(.28)	21.24	21.67	46		.72		1.22
12/31/12	15.23	.27		2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		1.65
Class 4:
12/31/16	17.93	.18		.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66		1.04		1.03
12/31/15	20.23	.17		(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46		1.04		.88
12/31/14	21.16	.07		(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18		1.04		.31
12/31/13	17.68	(.01)		3.79	3.78	(.30)	—	(.30)	21.16	21.48	2		1.04		(.07)
12/31/12[3,4]	17.79	.01		.16	.17	(.28)	—	(.28)	17.68	.98 [5,6]	—	[7]	.02	[5,6]	.05	[5,6]

See end of tables for footnotes.

American Funds Insurance Series	193

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

New World Fund

Class 1:
12/31/16	$18.87	$.24		$.81	$1.05	$(.20)	$—	$(.20)	$19.72	5.59%	$1,743		.78%		1.25%
12/31/15	20.72	.19		(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562		.79		.92
12/31/14	25.08	.29	[2]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433		.78		1.23	[2]
12/31/13	22.93	.34		2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388		.78		1.45
12/31/12	19.65	.33		3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140		.79		1.54
Class 2:
12/31/16	18.71	.19		.79	.98	(.15)	—	(.15)	19.54	5.26	911		1.03		1.00
12/31/15	20.54	.14		(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961		1.04		.68
12/31/14	24.88	.24	[2]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084		1.03		1.01	[2]
12/31/13	22.75	.28		2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
12/31/12	19.50	.28		3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.31
Class 4:
12/31/16	18.69	.14		.80	.94	(.12)	—	(.12)	19.51	5.04	240		1.28		.75
12/31/15	20.56	.08		(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171		1.29		.39
12/31/14	24.99	.09	[2]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64		1.28		.40	[2]
12/31/13	22.93	.14		2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56
12/31/12[3,4]	22.83	.01		.35	.36	(.26)	—	(.26)	22.93	1.58 [5,6]	—	[7]	.04	[5,6]	.04	[5,6]

Blue Chip Income and Growth Fund

Class 1:
12/31/16	$12.62	$.31		$1.97	$2.28	$(.29)	$(1.08)	$(1.37)	$13.53	19.06%	$5,099		.41%		2.39%
12/31/15	14.69	.31		(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638		.41		2.23
12/31/14	13.12	.46	[2]	1.59	2.05	(.48)	—	(.48)	14.69	15.69	3,542		.42		3.31	[2]
12/31/13	10.05	.27		3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814		.42		2.27
12/31/12	9.00	.24		1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357		.43		2.41
Class 2:
12/31/16	12.51	.28		1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412		.66		2.16
12/31/15	14.57	.27		(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228		.66		1.97
12/31/14	13.02	.44	[2]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722		.67		3.14	[2]
12/31/13	9.97	.23		3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755		.67		2.03
12/31/12	8.93	.21		1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		2.17
Class 4:
12/31/16	12.53	.24		1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132		.91		1.81
12/31/15	14.63	.24		(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32		.91		1.75
12/31/14	13.12	.34	[2]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9		.92		2.33	[2]
12/31/13	10.05	.18		3.15	3.33	(.26)	—	(.26)	13.12	33.27	—	[7]	.86		1.39
12/31/12[3,4]	10.20	.01		.03	.04	(.19)	—	(.19)	10.05	.38 [5,6]	—	[7]	.02	[5,6]	.10	[5,6]

194	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth and Income Fund

Class 1:
12/31/16	$12.35	$.28		$.66	$.94	$(.27)	$—	$(.27)	$13.02	7.61%	$571		.63%		2.18%
12/31/15	12.78	.36	[8]	(.50)[8]	(.14)	(.29)	—	(.29)	12.35	(1.14)	293		.64		2.79	[8]
12/31/14	12.53	.43	[2]	.31	.74	(.49)	—	(.49)	12.78	6.00	200		.63		3.34	[2]
12/31/13	10.56	.39		2.00	2.39	(.42)	—	(.42)	12.53	22.81	206		.62		3.35
12/31/12	9.20	.25		1.39	1.64	(.28)	—	(.28)	10.56	17.93	180		.62		2.56
Class 2:
12/31/16	12.33	.25		.65	.90	(.23)	—	(.23)	13.00	7.34	1,405		.88		1.98
12/31/15	12.75	.22	[8]	(.39)[8]	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479		.89		1.73	[8]
12/31/14	12.51	.41	[2]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685		.88		3.22	[2]
12/31/13	10.54	.36		2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822		.87		3.09
12/31/12	9.19	.23		1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		2.31
Class 4:
12/31/16	12.26	.21		.65	.86	(.23)	—	(.23)	12.89	7.04	16		1.13		1.63
12/31/15	12.71	.17	[8]	(.37)[8]	(.20)	(.25)	—	(.25)	12.26	(1.60)	5		1.14		1.32	[8]
12/31/14	12.50	.30	[2]	.37	.67	(.46)	—	(.46)	12.71	5.41	1		1.13		2.30	[2]
12/31/13	10.55	.28		2.09	2.37	(.42)	—	(.42)	12.50	22.60	1		1.12		2.27
12/31/12[3,4]	10.64	.01		.13	.14	(.23)	—	(.23)	10.55	1.27 [5,6]	—	[7]	.03	[5,6]	.08	[5,6]

Growth-Income Fund

Class 1:
12/31/16	$45.40	$.79		$4.09	$4.88	$(.75)	$(5.12)	$(5.87)	$44.41	11.80%	$12,588		.29%		1.79%
12/31/15	52.76	.79		.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72	10,747		.29		1.59
12/31/14	50.72	.81		4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91	10,812		.29		1.56
12/31/13	38.48	.66		12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857		.29		1.49
12/31/12	33.27	.66		5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782		.29		1.79
Class 2:
12/31/16	45.04	.67		4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854		.54		1.54
12/31/15	52.41	.66		.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895		.54		1.34
12/31/14	50.40	.67		4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337		.54		1.31
12/31/13	38.24	.55		12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980		.54		1.25
12/31/12	33.07	.56		5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		1.53
Class 3:
12/31/16	45.46	.71		4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156		.47		1.61
12/31/15	52.82	.70		.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161		.47		1.41
12/31/14	50.77	.71		4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185		.47		1.38
12/31/13	38.52	.58		12.32	12.90	(.65)	—	(.65)	50.77	33.58	193		.47		1.32
12/31/12	33.30	.59		5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		1.60
Class 4:
12/31/16	44.82	.56		4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495		.79		1.29
12/31/15	52.39	.58		.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410		.79		1.25
12/31/14	50.56	.58		4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30		.79		1.11
12/31/13	38.47	.45		12.33	12.78	(.69)	—	(.69)	50.56	33.32	3		.79		.96
12/31/12[3,4]	38.65	.01		.39	.40	(.58)	—	(.58)	38.47	1.02 [5,6]	—	[7]	.01	[5,6]	.03	[5,6]

See end of tables for footnotes.

American Funds Insurance Series	195

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

International Growth and Income Fund

Class 1:
12/31/16	$14.72	$.43		$(.19)	$.24	$(.42)	$(.06)	$(.48)	$14.48	1.71%	$820		.68%		2.93%
12/31/15	16.27	.42		(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)	707		.68		2.60
12/31/14	17.48	.58	[2]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)	740		.68		3.32	[2]
12/31/13	15.29	.44		2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696		.69		2.63
12/31/12	13.40	.37		1.89	2.26	(.37)	—	(.37)	15.29	16.84	203		.74		2.50
Class 2:
12/31/16	14.68	.40		(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244		.93		2.72
12/31/15	16.22	.38		(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254		.93		2.32
12/31/14	17.43	.56	[2]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248		.93		3.21	[2]
12/31/13	15.25	.38		2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257		.94		2.28
12/31/12	13.37	.40		1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		2.77
Class 4:
12/31/16	14.63	.36		(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37		1.18		2.43
12/31/15	16.19	.33		(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32		1.18		2.02
12/31/14	17.45	.26	[2]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20		1.18		1.52	[2]
12/31/13	15.29	.03		2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1		1.19		.18
12/31/12[3,4]	15.56	.01		.09	.10	(.37)	—	(.37)	15.29	.62 [5,6]	—	[7]	.04	[5,6]	.07	[5,6]

Capital Income Builder

Class 1:
12/31/16	$9.40	$.32		$.07	$.39	$(.33)	$—	$(.33)	$9.46	4.17%	$156		.54%		3.39%
12/31/15	9.81	.28		(.40)	(.12)	(.29)	—	(.29)	9.40	(1.23)	80		.56		2.88
12/31/14[3,9]	10.00	.19		(.18)	.01	(.19)	(.01)	(.20)	9.81	.12 [5]	20		.56	[10]	2.87	[10]
Class 2:
12/31/16	9.40	.27		.11	.38	(.32)	—	(.32)	9.46	4.08	—	[7]	.80		2.82
12/31/15	9.81	.31		(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[6]	—	[7]	.46	[6]	3.12	[6]
12/31/14[3,9]	10.00	.20		(.19)	.01	(.19)	(.01)	(.20)	9.81	.12 [5,6]	—	[7]	.47	[6,10]	2.94	[6,10]
Class 4:
12/31/16	9.38	.27		.08	.35	(.28)	—	(.28)	9.45	3.78	256		1.04		2.88
12/31/15	9.80	.25		(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157		1.05		2.55
12/31/14[3,9]	10.00	.14		(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)[5]	55		1.06	[10]	2.08	[10]

196	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Asset Allocation Fund

Class 1:
12/31/16	$20.62	$.42		$1.54	$1.96	$(.39)	$(.51)	$(.90)	$21.68	9.69%	$13,008		.29%		1.97%
12/31/15	22.23	.40		(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64	10,913		.29		1.85
12/31/14	22.49	.44		.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66	11,997		.30		1.95
12/31/13	18.43	.35		4.07	4.42	(.36)	—	(.36)	22.49	24.04	10,515		.31		1.71
12/31/12	16.17	.37		2.28	2.65	(.39)	—	(.39)	18.43	16.44	7,199		.31		2.11
Class 2:
12/31/16	20.45	.36		1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144		.54		1.72
12/31/15	22.06	.34		(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008		.54		1.60
12/31/14	22.33	.37		.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40	5,494		.55		1.69
12/31/13	18.31	.30		4.03	4.33	(.31)	—	(.31)	22.33	23.69	5,760		.56		1.47
12/31/12	16.06	.33		2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225		.56		1.86
Class 3:
12/31/16	20.64	.38		1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35		.47		1.79
12/31/15	22.25	.36		(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36		.47		1.67
12/31/14	22.51	.39		.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47	40		.48		1.76
12/31/13	18.45	.32		4.06	4.38	(.32)	—	(.32)	22.51	23.81	42		.49		1.54
12/31/12	16.18	.34		2.29	2.63	(.36)	—	(.36)	18.45	16.28	38		.49		1.93
Class 4:
12/31/16	20.40	.31		1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861		.79		1.47
12/31/15	22.11	.30		(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414		.79		1.45
12/31/14	22.46	.34		.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16	32		.80		1.55
12/31/13	18.43	.27		4.12	4.39	(.36)	—	(.36)	22.46	23.89	1		.79		1.22
12/31/12[3,4]	18.52	.01		.21	.22	(.31)	—	(.31)	18.43	1.17 [5,6]	–	[7]	.01	[5,6]	.08	[5,6]

Global Balanced Fund

Class 1:
12/31/16	$10.74	$.19		$.32	$.51	$(.17)	$—	$(.17)	$11.08	4.73%	$64		.72%		1.73%
12/31/15	11.11	.20		(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)	47		.72		1.80
12/31/14	11.37	.25	[2]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87	37		.71		2.14	[2]
12/31/13	10.34	.22		1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56	36		.70		2.05
12/31/12	9.35	.20		.98	1.18	(.19)	—	(.19)	10.34	12.58	32		.72		2.00
Class 2:
12/31/16	10.72	.16		.32	.48	(.14)	—	(.14)	11.06	4.48	178		.97		1.48
12/31/15	11.09	.18		(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171		.97		1.60
12/31/14	11.35	.22	[2]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63	179		.96		1.88	[2]
12/31/13	10.33	.20		1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23	156		.95		1.79
12/31/12	9.35	.17		.97	1.14	(.16)	—	(.16)	10.33	12.24	119		.97		1.76
Class 4:
12/31/16	10.69	.12		.33	.45	(.14)	—	(.14)	11.00	4.21	10		1.24		1.12
12/31/15	11.09	.06		(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1		1.34		.58
12/31/14	11.35	.24	[2]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88 [6]	—	[7]	.67	[6]	2.07	[2,6]
12/31/13	10.33	.22		1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49 [6]	—	[7]	.71	[6]	1.986
12/31/12[3,4]	10.47	.01		.03	.04	(.18)	—	(.18)	10.33	.40 [5,6]	—	[7]	.03	[5,6]	.05	[5,6]

See end of tables for footnotes.

American Funds Insurance Series	197

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Bond Fund

Class 1:
12/31/16	$10.70	$.21	$.14	$.35	$(.21)	$(.04)	$(.25)	$10.80	3.27%	$6,829		.38%		1.91%
12/31/15	11.08	.22	(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731		.38		1.95
12/31/14	10.73	.23	.37	.60	(.25)	— [11]	(.25)	11.08	5.59	4,977		.39		2.03
12/31/13	11.29	.22	(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506		.39		2.01
12/31/12	10.99	.25	.36	.61	(.31)	—	(.31)	11.29	5.58	3,917		.39		2.23
Class 2:
12/31/16	10.58	.18	.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959		.63		1.65
12/31/15	10.95	.18	(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135		.63		1.69
12/31/14	10.61	.20	.36	.56	(.22)	— [11]	(.22)	10.95	5.28	4,565		.64		1.79
12/31/13	11.17	.19	(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763		.64		1.76
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		1.97
Class 4:
12/31/16	10.61	.15	.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102		.88		1.41
12/31/15	11.01	.16	(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59		.88		1.47
12/31/14	10.69	.16	.39	.55	(.23)	— [11]	(.23)	11.01	5.15	29		.89		1.43
12/31/13	11.29	.17	(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3		.89		1.58
12/31/12[3,4]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[5,6]	—	[7]	.02	[5,6]	.10	[5,6]

Global Bond Fund

Class 1:
12/31/16	$11.01	$.26	$.06	$.32	$(.09)	$(.02)	$(.11)	$11.22	2.92%	$1,115		.57%		2.26%
12/31/15	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032		.57		2.34
12/31/14	11.88	.29	(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194		.57		2.35
12/31/13	12.32	.28	(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093		.56		2.37
12/31/12	11.96	.28	.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959		.56		2.29
Class 2:
12/31/16	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121		.82		2.01
12/31/15	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208		.82		2.09
12/31/14	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386		.82		2.11
12/31/13	12.27	.25	(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496		.81		2.11
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		2.06
Class 4:
12/31/16	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.76
12/31/15	11.70	.21	(.71)	(.50)	— [11]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86
12/31/14	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4		1.09		1.66
12/31/13	12.31	.27	(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[7]	.79		2.25
12/31/12[3,4]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[5,6]	—	[7]	.02	[5,6]	.11	[5,6]

198	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

High-Income Bond Fund

Class 1:
12/31/16	$9.19	$.61		$1.02	$1.63	$(.64)	$—	$(.64)	$10.18	17.83%	$949		.49%		6.18%
12/31/15	10.54	.64		(1.36)	(.72)	(.63)	—	(.63)	9.19	(6.94)	1,017		.48		6.12
12/31/14	11.13	.67		(.59)	.08	(.67)	—	(.67)	10.54	.80	1,017		.48		5.90
12/31/13	11.16	.75		.01	.76	(.79)	—	(.79)	11.13	6.89	856		.48		6.54
12/31/12	10.54	.81		.64	1.45	(.83)	—	(.83)	11.16	13.90	894		.48		7.25
Class 2:
12/31/16	9.06	.58		1.01	1.59	(.61)	—	(.61)	10.04	17.69	799		.74		5.92
12/31/15	10.41	.60		(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765		.73		5.85
12/31/14	10.99	.63		(.57)	.06	(.64)	—	(.64)	10.41	.63	929		.73		5.67
12/31/13	11.03	.71		.01	.72	(.76)	—	(.76)	10.99	6.60	1,061		.73		6.29
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		7.00
Class 3:
12/31/16	9.22	.59		1.03	1.62	(.62)	—	(.62)	10.22	17.68	13		.67		5.99
12/31/15	10.57	.62		(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12		.66		5.91
12/31/14	11.16	.65		(.59)	.06	(.65)	—	(.65)	10.57	.59	16		.66		5.74
12/31/13	11.18	.73		.02	.75	(.77)	—	(.77)	11.16	6.77	19		.66		6.36
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	21		.66		7.07
Class 4:
12/31/16	9.73	.60		1.07	1.67	(.61)	—	(.61)	10.79	17.29	21		.99		5.55
12/31/15	11.05	.62		(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1		.98		5.51
12/31/14	11.12	.63		(.59)	.04	(.11)	—	(.11)	11.05	.35	—	[7]	.98		5.49
12/31/13	11.16	.67		.08	.75	(.79)	—	(.79)	11.12	6.81	—	[7]	.93		5.82
12/31/12[3,4]	11.80	.04		— [11]	.04	(.68)	—	(.68)	11.16	.34 [5,6]	—	[7]	.02	[5,6]	.35 [5,6]

Mortgage Fund

Class 1:
12/31/16	$10.61	$.15		$.11	$.26	$(.20)	$(.11)	$(.31)	$10.56	2.50%	$269		.46%		1.39%
12/31/15	10.70	.10		.13	.23	(.18)	(.14)	(.32)	10.61	2.09	272		.45		.89
12/31/14	10.23	.12		.45	.57	(.10)	—	(.10)	10.70	5.54	292		.45		1.12
12/31/13	10.47	.04		(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	198		.44		.35
12/31/12	10.37	.01		.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87		.45		.08
Class 2:
12/31/16	10.59	.12		.12	.24	(.18)	(.11)	(.29)	10.54	2.25	63		.71		1.14
12/31/15	10.68	.07		.13	.20	(.15)	(.14)	(.29)	10.59	1.86	59		.70		.65
12/31/14	10.22	.10		.44	.54	(.08)	—	(.08)	10.68	5.23	52		.70		.91
12/31/13	10.46	—	[11]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49		.69		(.02)
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		(.16)
Class 4:
12/31/16	10.52	.09		.12	.21	(.14)	(.11)	(.25)	10.48	2.01	8		.96		.86
12/31/15	10.65	.04		.14	.18	(.17)	(.14)	(.31)	10.52	1.62	11		.97		.37
12/31/14	10.23	.05		.46	.51	(.09)	—	(.09)	10.65	4.98	1		.94		.47
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[6]	—	[7]	.38	[6]	.23 [6]
12/31/12[3,4]	10.60	—	[11]	.01	.01	(.06)	(.08)	(.14)	10.47	.09 [5,6]	—	[7]	.02	[5,6]	.04 [5,6]

See end of tables for footnotes.

American Funds Insurance Series	199

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains									Ratio of
	Net asset	Net	(losses) on			Net asset				Ratio of		net income
	value,	investment	securities (both		Total from	value,		Net assets,		expenses		(loss)
	beginning	income	realized and		investment	end	Total	end of period		to average		to average
Period ended	of period	(loss)	unrealized)		operations	of period	return	(in millions)		net assets		net assets

Ultra-Short Bond Fund

Class 1:
12/31/16[12]	$11.26	$.01	$—	[11]	$.01	$11.27	.09%	$37		.35%		.11%
12/31/15	11.28	(.03)	.01		(.02)	11.26	(.18)	39		.34		(.24)
12/31/14	11.31	(.03)	—		(.03)	11.28	(.27)	49		.34		(.26)
12/31/13	11.34	(.03)	—	[11]	(.03)	11.31	(.27)	57		.34		(.24)
12/31/12	11.36	(.03)	.01		(.02)	11.34	(.18)	66		.34		(.22)
Class 2:
12/31/16[12]	11.01	(.02)	—	[11]	(.02)	10.99	(.18)	297		.60		(.14)
12/31/15	11.06	(.05)	—	[11]	(.05)	11.01	(.45)	302		.59		(.49)
12/31/14	11.12	(.06)	—		(.06)	11.06	(.54)	331		.59		(.51)
12/31/13	11.17	(.05)	—	[11]	(.05)	11.12	(.45)	395		.59		(.49)
12/31/12	11.22	(.05)	—	[11]	(.05)	11.17	(.45)	459		.59		(.47)
Class 3:
12/31/16[12]	11.11	(.01)	—	[11]	(.01)	11.10	(.09)	4		.53		(.08)
12/31/15	11.16	(.05)	—	[11]	(.05)	11.11	(.45)	6		.52		(.42)
12/31/14	11.21	(.05)	—		(.05)	11.16	(.45)	8		.52		(.44)
12/31/13	11.26	(.05)	—	[11]	(.05)	11.21	(.44)	8		.52		(.42)
12/31/12	11.30	(.05)	.01		(.04)	11.26	(.35)	11		.52		(.40)
Class 4:
12/31/16[12]	11.17	(.04)	(.01)		(.05)	11.12	(.45)	13		.85		(.40)
12/31/15	11.25	(.08)	—	[11]	(.08)	11.17	(.71)	16		.85		(.74)
12/31/14	11.30	(.09)	.04		(.05)	11.25	(.44)	7		.84		(.77)
12/31/13	11.34	(.04)	—	[11]	(.04)	11.30	(.35)[6]	—	[7]	.37	[6]	(.32)[6]
12/31/12[3,4]	11.34	— [11]	—	[11]	— [11]	11.34	.00 [5,6]	—	[7]	.02	[5,6]	(.01)[5,6]

200	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

U.S. Government/AAA-Rated Securities Fund

Class 1:
12/31/16	$12.31	$.16	$.03	$.19	$(.20)	$(.25)	$(.45)	$12.05	1.44%	$1,467		.36%		1.31%
12/31/15	12.40	.13	.09	.22	(.21)	(.10)	(.31)	12.31	1.93	1,426		.35		1.02
12/31/14	11.94	.15	.48	.63	(.17)	—	(.17)	12.40	5.24	1,723		.35		1.24
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584		.35		.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.75
Class 2:
12/31/16	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19	1,503		.61		1.05
12/31/15	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59	1,579		.60		.79
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01	1,717		.60		1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60		.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.50
Class 3:
12/31/16	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24	11		.54		1.12
12/31/15	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64	11		.53		.85
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11	13		.53		1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.58
Class 4:
12/31/16	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99	57		.86		.82
12/31/15	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29	46		.85		.56
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76	21		.85		.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—	[7]	.84		.68
12/31/12[3,4]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)[5,6]	—	[7]	.02	[5,6]	.05	[5,6]

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of expenses		Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[13]		Net assets, end of period (in millions)		to average net assets before waivers/ reimburse- ments		to average net assets after waivers/ reimburse- ments[13]		Net effective expense ratio[13,14]		Ratio of net income to average net assets[13]

Managed Risk Growth Fund

Class P1:
12/31/16	$11.49	$.08	$.20	$.28	$(.05)	$(1.01)	$(1.06)	$10.71	2.89%[6]		$1		.50%[6]		.34%[6]		.68%[6]		.79%[6]
12/31/15	11.37	.09	.03	.12	—	—	—	11.49	1.06	[6]	—	[7]	.53	[6]	.29	[6]	.63	[6]	.80	[6]
12/31/14	11.43	.31	(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18	[6]	—	[7]	.50	[6]	.32	[6]	.65	[6]	2.71	[6]
12/31/13[3,15]	10.00	.12	1.38	1.50	(.07)	—	(.07)	11.43	15.05	[5,6]	—	[7]	.88	[6,10]	.25	[6,10]	.58	[6,10]	1.64	[6,10]
Class P2:
12/31/16	11.43	.05	.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52		200		.79		.63		.97		.43
12/31/15	11.35	.04	.04	.08	—	—	—	11.43	.71		146		.89		.66		1.00		.31
12/31/14	11.43	.12	.08	.20	(.09)	(.19)	(.28)	11.35	1.77		79		.87		.69		1.02		1.01
12/31/13[3,15]	10.00	.12	1.37	1.49	(.06)	—	(.06)	11.43	14.94	[5,6]	28		1.05	[6,10]	.52	[6,10]	.85	[6,10]	1.69	[6,10]

See end of tables for footnotes.

American Funds Insurance Series	201

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of expenses		Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[13]	Net assets, end of period (in millions)		to average net assets before waivers/ reimburse- ments		to average net assets after waivers/ reimburse- ments[13]		Net effective expense ratio[13,14]		Ratio of net income to average net assets[13]

Managed Risk International Fund

Class P1:
12/31/16	$9.48	$.10	$(.35)	$(.25)	$(.12)	$(.22)	$(.34)	$8.89	(2.59)%[6]	$—	[7]	.39%[6]		.23%[6]		.74%[6]		1.15%[6]
12/31/15	10.10	.18	(.80)	(.62)	— [11]	—	— [11]	9.48	(6.12)[6]	—	[7]	.45	[6]	.21	[6]	.72	[6]	1.75	[6]
12/31/14	10.82	.14	(.71)	(.57)	(.15)	—	(.15)	10.10	(5.31)[6]	—	[7]	.50	[6]	.25	[6]	.76	[6]	1.33	[6]
12/31/13[3,15]	10.00	.13	.78	.91	(.09)	—	(.09)	10.82	9.08 [5,6]	—	[7]	1.05	[6,10]	.23	[6,10]	.73	[6,10]	1.92	[6,10]
Class P2:
12/31/16	9.43	.09	(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97		.79		.63		1.14		.97
12/31/15	10.09	.13	(.79)	(.66)	— [11]	—	— [11]	9.43	(6.52)	83		.90		.66		1.17		1.30
12/31/14	10.82	.16	(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)	46		.91		.67		1.18		1.51
12/31/13[3,15]	10.00	.18	.72	.90	(.08)	—	(.08)	10.82	8.99 [5,6]	17		1.19	[6,10]	.44	[6,10]	.94	[6,10]	2.66	[6,10]

Managed Risk Blue Chip Income and Growth Fund

Class P1:
12/31/16	$10.80	$.20	$1.25	$1.45	$(.21)	$(.37)	$(.58)	$11.67	13.77%[6]	$—	[7]	.43%[6]		.27%[6]		.67%[6]		1.83%[6]
12/31/15	11.70	.19	(1.02)	(.83)	(.07)	—	(.07)	10.80	(7.07)[6]	—	[7]	.50	[6]	.27	[6]	.66	[6]	1.64	[6]
12/31/14	11.05	.40	.55	.95	(.30)	—	(.30)	11.70	8.58 [6]	—	[7]	.50	[6]	.31	[6]	.70	[6]	3.43	[6]
12/31/13[3,15]	10.00	.20	1.01	1.21	(.16)	—	(.16)	11.05	12.16 [5,6]	—	[7]	.84	[6,10]	.24	[6,10]	.64	[6,10]	2.80	[6,10]
Class P2:
12/31/16	10.76	.23	1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291		.79		.63		1.03		2.04
12/31/15	11.67	.18	(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)	137		.89		.66		1.05		1.57
12/31/14	11.05	.50	.40	.90	(.28)	—	(.28)	11.67	8.10	98		.88		.69		1.08		4.27
12/31/13[3,15]	10.00	.28	.92	1.20	(.15)	—	(.15)	11.05	12.05 [5,6]	26		1.04	[6,10]	.54	[6,10]	.94	[6,10]	3.91	[6,10]

Managed Risk Growth-Income Fund

Class P1:
12/31/16	$11.25	$.16	$.52	$.68	$(.16)	$(.70)	$(.86)	$11.07	6.49%[6]	$1		.52%[6]		.36%[6]		.64%[6]		1.46%[6]
12/31/15	11.67	.25	(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[6]	1		.56	[6]	.31	[6]	.59	[6]	2.17	[6]
12/31/14	11.50	.35	.21	.56	(.14)	(.25)	(.39)	11.67	4.85 [6]	—	[7]	.45	[6]	.25	[6]	.52	[6]	2.94	[6]
12/31/13[3,15]	10.00	.14	1.47	1.61	(.11)	—	(.11)	11.50	16.15 [5,6]	—	[7]	.92	[6,10]	.23	[6,10]	.50	[6,10]	2.01	[6,10]
Class P2:
12/31/16	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160		.79		.63		.91		1.13
12/31/15	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)	122		.89		.66		.94		1.04
12/31/14	11.50	.16	.35	.51	(.11)	(.25)	(.36)	11.65	4.42	76		.87		.69		.96		1.38
12/31/13[3,15]	10.00	.20	1.40	1.60	(.10)	—	(.10)	11.50	16.04 [5,6]	24		1.09	[6,10]	.50	[6,10]	.77	[6,10]	2.73	[6,10]

Managed Risk Asset Allocation Fund

Class P1:
12/31/16	$11.72	$.19	$.67	$.86	$(.19)	$(.37)	$(.56)	$12.02	7.57%	$1,217		.43%		.38%		.66%		1.65%
12/31/15	12.29	.25	(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)	712		.54		.40		.68		2.06
12/31/14	11.93	.13	.26	.39	(.03)	—	(.03)	12.29	3.24	277		.53		.48		.76		1.04
12/31/13	9.99	.27	1.81	2.08	(.14)	—	(.14)	11.93	20.82 [6]	112		.55	[6]	.47	[6]	.75	[6]	2.37	[6]
12/31/12[3,16]	10.00	.15	(.03)	.12	(.13)	—	(.13)	9.99	1.24 [5,6]	—	[7]	.15	[6,10]	.07	[6,10]	.37	[6,10]	1.72	[6,10]
Class P2:
12/31/16	11.71	.14	.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342		.68		.63		.91		1.20
12/31/15	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)	1,953		.79		.66		.94		1.16
12/31/14	11.93	.16	.19	.35	(.01)	—	(.01)	12.27	2.91	1,780		.79		.73		1.01		1.33
12/31/13	9.99	.28	1.77	2.05	(.11)	—	(.11)	11.93	20.58 [6]	795		.80	[6]	.73	[6]	1.01	[6]	2.43	[6]
12/31/12[3,16]	10.00	.17	(.05)	.12	(.13)	—	(.13)	9.99	1.21 [5,6]	—	[7]	.24	[6,10]	.11	[6,10]	.41	[6,10]	2.38	[6,10]

202	American Funds Insurance Series

Portfolio turnover rate for all share classes	Period ended December 31
including mortgage dollar roll transactions[17]	2016	2015	2014	2013		2012
Global Growth Fund	27%	29%	22%	39%		22%
Global Small Capitalization Fund	40	36	28	36		40
Growth Fund	26	20	29	19		21
International Fund	31	37	18	21		29
New World Fund	32	39	36	43		32
Blue Chip Income and Growth Fund	30	26	37	30		36
Global Growth and Income Fund	57	37	28	31		30
Growth-Income Fund	27	25	25	19		25
International Growth and Income Fund	32	35	34	34		31
Capital Income Builder Fund	53	128	35 [5,9]
Asset Allocation Fund	83	76	88	74		61
Global Balanced Fund	65	76	73	81		80
Bond Fund	375	434	365	354		253
Global Bond Fund	154	159	200	213		160
High-Income Bond Fund	89	66	54	64		48
Mortgage Fund	713	1103	790	715		444
Ultra-Short Bond Fund	300 [5,12]
U.S. Government/AAA-Rated Securities Fund	539	901	387	621		447
Managed Risk Growth Fund	15	16	22	10	[5,15]
Managed Risk International Fund	26	15	22	6	[5,15]
Managed Risk Blue Chip Income and Growth Fund	9	20	22	3	[5,15]
Managed Risk Growth-Income Fund	14	11	28	2	[5,15]
Managed Risk Asset Allocation Fund	3	3	3	3		—	[5,16,18]

Portfolio turnover rate for all share classes	Period ended December 31
excluding mortgage dollar roll transactions[17]	2016	2015	2014	2013		2012

Capital Income Builder	41%	38%	24%[5,9]
Asset Allocation Fund	43	28	42
Global Balanced Fund	43	36	40
Bond Fund	108	141	121	Not available
Global Bond Fund	70	88	134
Mortgage Fund	113	138	108
U.S. Government/AAA-Rated Securities Fund	273	352	88

[1]	Based on average shares outstanding.
[2]	For the year ended December 31, 2014, reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Class 4 shares were offered beginning December 14, 2012.
[5]	Not annualized.
[6]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[7]	Amount less than $1 million.
[8]	As revised to correct the December 31, 2015, net investment income (loss) per share, net (losses) gains on securities (both realized and unrealized) per share and ratio of net income (loss) to average net assets for Classes 1, 2 and 4. Amounts previously presented were as follows: Class 1 – $.26, $(.40), 2.04%, Class 2 –$.24, $(.41), 1.84% and Class 4 – $.19, $(.39), 1.46%.
[9]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[10]	Annualized.
[11]	Amount less than $.01.
[12]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[13]	This column reflects the impact of certain waivers/reimbursements by CRMC. CRMC waived a portion of investment advisory services and reimbursed a portion of miscellaneous fees and expenses for the managed risk funds.
[14]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented, which is unaudited. See Expense Example for further information regarding fees and expenses.
[15]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[16]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[17]	Refer to Note 5 for further information on mortgage dollar rolls.
[18]	Amount less than 1%.

American Funds Insurance Series	203

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolios for Ultra-Short Bond Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, NewWorld Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund, Ultra-Short Bond Fund, U.S. Government/AAA-Rated Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (twenty-three of the portfolios constituting American Funds Insurance Series, hereafter referred to as the “Series”) as of December 31, 2016, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, California

February 7, 2017

American Funds Insurance Series

Part C

Other Information

Item 28. Exhibits for Registration Statement (1940 Act No. 811-03857 and 1933 Act No. 002-86838)

(a)	Articles of Incorporation – Declaration of Trust dated 9/9/83 – previously filed (see Post-Effective (“P/E”) Amendment No. 24 filed 3/31/97); Certificate of Amendment of Declaration of Trust dated 10/19/88 - previously filed (see P/E Amendment No. 24 filed 3/31/97); Redesignation of an Existing Series of Shares of Beneficial Interest without Par Value dated 3/19/02 – previously filed (see P/E Amendment No. 33 filed 4/30/02); Establishment and Designation of Additional Class of Shares of Beneficial Interest Without Par Value dated 9/16/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 3/14/06 – previously filed (see P/E Amendment No. 40 filed 4/28/06); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 9/19/06 – previously filed (see P/E Amendment No. 44 filed 10/2/06); and Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 6/18/08 – previously filed (see P/E Amendment No. 47 filed 7/14/08); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 12/1/10 – previously filed (see P/E Amendment No. 53 filed 4/29/11); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 6/13/12 – previously filed (see P/E Amendment No. 58 filed 9/17/12); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 9/12/12 – previously filed (see P/E Amendment No. 61 filed 12/14/12); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value Dated 12/5/12 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value Dated 1/6/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Redesignation of Existing Series of Shares of Beneficial Interest Without Par Value dated 4/15/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 1/23/14 – previously filed (see P/E Amendment No. 67 filed 4/30/14); Amendment to Declaration of Trust dated 12/8/14 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Establishment and Designation of Additional Series of Shares of Beneficial Interest Without Par Value dated 1/9/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Redesignation of Existing Series of Shares of Beneficial Interest Without Par Value dated 12/4/15 – previously filed (see P/E Amendment No. 73 filed 4/29/16); and Establishment and Designation of Additional Class of Shares of Beneficial Interest Without Par Value dated 9/14/16 – previously filed (see P/E Amendment No. 76 filed 12/23/16)

(b)	By-Laws - By-Laws as amended 8/5/09 – previously filed (see P/E Amendment No. 51 filed 4/30/10)

(c)	Instruments Defining Rights of Security Holders - none

(d)	Investment Advisory Contracts – Sub-Advisory Agreement with Milliman Financial Risk Management LLC – previously filed (see P/E Amendment No. 58 filed 9/17/12); Investment Advisory and Service Agreement dated 9/17/12, as amended 3/3/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); First Amendment to Subadvisory Agreement with Milliman Financial Risk Management LLC dated 3/3/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Investment Advisory and Service Agreement dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Second Amendment to Subadvisory Agreement with Milliman Financial Risk Management LLC dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Amendment to Investment Advisory and Service Agreement (Managed Risk Funds) dated 1/1/16 – previously filed (see P/E Amendment No. 73 filed 4/29/16); Amendment to Investment Advisory and Service Agreement (Portfolio Series Funds) dated 1/1/16 – previously filed (see P/E Amendment No. 73 filed 4/29/16); Amended and Restated Investment Advisory and Service Agreement dated 2/1/16 – previously filed (see P/E Amendment No. 73 filed 4/29/16); Amended and Restated Investment Advisory and Service Agreement (Managed Risk Funds) dated 2/1/16 – previously filed (see P/E Amendment No. 73 filed 4/29/16); Amended and Restated Investment Advisory and Service Agreement dated 5/1/16 – previously filed (see P/E Amendment No. 73 filed 4/29/16)

(e)	Underwriting Contracts – Form of Fund Participation Agreement - previously filed (see P/E Amendment No. 23 filed 1/15/97); Principal Underwriting Agreement dated 7/12/89 – previously filed (see P/E Amendment No. 24 filed 3/31/97); Amendment to Principal Underwriting Agreement dated 2/7/92 – previously filed (see P/E Amendment No. 24 filed 3/31/97); Fund Participation Agreement dated 9/30/02 – previously filed (see P/E Amendment No. 35 filed 10/30/03)

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 1/1/14 – previously filed (see P/E Amendment No. 73 filed 4/29/16)

(g)	Custodian Agreements – Global Custody Agreement with State Street Bank and Trust Company dated 12/14/06 – previously filed (see P/E Amendment No. 45 filed 5/1/07); Global Custody Agreement with Bank of New York Mellon dated 11/1/10, as amended 9/14/12 – previously filed (see P/E Amendment No. 58 filed 9/17/12); Amended Global Custody Agreement with Bank of New York Mellon – previously filed (see P/E Amendment No. 64 filed 4/30/13); Amendment to Global Custody Agreement with The Bank of New York Mellon dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); and Amendment to Global Custody Agreement with State Street Bank and Trust Company dated 2/4/16 – previously filed (see P/E Amendment No. 73 filed 4/29/16)

(h)	Other Material Contracts – Form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E Amendment No. 38 filed 4/29/05); P1 and P2 Insurance Administrative Services Plan – previously filed (see P/E Amendment No. 58 filed 9/17/12); Sub-Administration Agreement – previously filed (see P/E Amendment No. 58 filed 9/17/12); Agreement and Plan of Reorganization and Liquidation dated 12/5/12 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Insurance Administrative Services Plan for Classes P1 and P2 shares dated 9/17/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Amendment to Sub-Administration Agreement with Bank of New York Mellon dated 4/26/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Exhibit A to the Insurance Administrative Services Plan for Classes P1 and P2 shares dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Amendment to Sub-Administration Agreement with Bank of New York Mellon dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Amended and Restated Insurance Administrative Services Plan for Classes 1A and 4 shares effective 1/6/17 – previously filed (see P/E Amendment No. 76 filed 12/23/16); Amended and Restated Shareholder Services Agreement effective 1/6/17 – previously filed (see P/E Amendment No. 76 filed 12/23/16); Amended and Restated Administrative Services Agreement effective 1/6/17 – previously filed (see P/E Amendment No. 76 filed 12/23/16); and American Funds Insurance Series – Portfolio Series Amended and Restated Administrative Services Agreement effective 1/6/17 – previously filed (see P/E Amendment No. 76 filed 12/23/16)

(i)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 24 filed 3/31/97; P/E Amendment No. 36 filed 1/15/04; P/E Amendment No. 58 filed 9/17/12; P/E Amendment No. 61 filed 12/14/12); P/E Amendment No. 67 filed 4/30/14; P/E Amendment No. 70 filed 4/30/15; and P/E Amendment No. 76 filed 12/23/16)

(j)	Other Opinions – Consents of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements - none

(l)	Initial Capital Agreements – Investment Letter from Investment Adviser relating to initial shares dated December 1983 – previously filed (see P/E Amendment No. 24 filed 3/31/97); Mixed and Shared Funding Order - previously filed (see P/E Amendment No. 36 filed 1/15/04)

(m)	Rule 12b-1 Plan – Class 2 Plan of Distribution - previously filed (see P/E Amendment No. 24 filed 3/31/97); Class 3 Plan of Distribution - previously filed (see P/E Amendment No. 35 filed 10/30/03); Class P1 Plan of Distribution – previously filed (see P/E Amendment No. 58 filed 9/17/12); Class P2 Plan of Distribution – previously filed (see P/E Amendment No. 58 filed 9/17/12); Class 4 Plan of Distribution dated 12/5/12 – previously filed (see P/E Amendment No. 61 filed 12/14/12); Class 4 Plan of Distribution dated 12/5/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Class P1 Plan of Distribution dated 9/17/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); Class P2 Plan of Distribution dated 9/17/12, as amended 3/13/13 – previously filed (see P/E Amendment No. 64 filed 4/30/13); and Amended and Restated Class 2 Plan of Distribution dated 5/1/14 – previously filed (see P/E Amendment No. 67 filed 4/30/14); Exhibit A to the Class 4 Plan of Distribution dated 5/1/14 – previously filed (see P/E Amendment No. 67 filed 4/30/14); Exhibit A to the Class P1 Plan of Distribution dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Exhibit A to the Class P2 Plan of Distribution dated 5/1/15 – previously filed (see P/E Amendment No. 70 filed 4/30/15); Exhibit A to the Amended and Restated Class 2 Plan of Distribution as amended on 5/1/16 – previously filed (see P/E Amendment No. 73 filed 4/29/16); Exhibit A to the Class 4 Plan of Distribution as amended on 5/1/16 – previously filed (see P/E Amendment No. 73 filed 4/29/16); and Class 1A Plan of Distribution effective 1/6/17 – previously filed (see P/E Amendment No. 76 filed 12/23/16)

(n)	Rule 18f-3 – Amended and Restated Multiple Class Plan effective 1/6/17 – previously filed (see P/E Amendment No. 76 filed 12/23/16)

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated May 2017; and Code of Ethics for the Registrant

Item 29. Persons Controlled by or Under Common Control with the Fund

None.

Item 30. Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article V of the Registrant’s Declaration of Trust and Article VI of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an "interested person" of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31. Business and Other Connections of the Investment Adviser

None.

Item 32. Principal Underwriters

Not applicable.

Item 33. Location of Accounts and Records

Accounts, books and other records required to be maintained by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Series and the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071. Certain accounting records are maintained and kept in the offices of the investment adviser's accounting department, 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Records covering portfolio transactions are also maintained and kept by State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

Certain other books and records required to be maintained by the Registrant’s investment adviser under Section 4.23 under the Commodity Exchange Act and the rules and regulations promulgated thereunder, including records relating to certain portfolio transactions, are maintained and kept in the offices of Bank of New York Mellon, One Wall Street, New York, New York 10286 and/or Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606.

Item 34. Management Services

None.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California on the 28th day of November 2017.

American Funds Insurance Series

By: /s/ Michael J. Downer

Michael J. Downer, Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on November 28, 2017, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Michael J. Downer	Executive Vice President
Michael J. Downer
(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Gregory F. Niland	Treasurer
Gregory F. Niland
(3)	Trustees:
	William H. Baribault*	Trustee
	James G. Ellis*	Trustee
	Leonard R. Fuller*	Trustee
	Mary Davis Holt*	Trustee
	R. Clark Hooper*	Chairman (Independent and Non-Executive)
	Merit E. Janow*	Trustee
	Laurel B. Mitchell*	Trustee
	Donald D. O'Neal*	Vice Chairman of the Board
	Frank M. Sanchez*	Trustee
	Margaret Spellings*	Trustee

*By: /s/ Steven I. Koszalka
(Steven I. Koszalka, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Erik A. Vayntrub

(Erik A. Vayntrub, Counsel)

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 6th day of March, 2017.

(City, State)

/s/ William H. Baribault

William H. Baribault, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 6th day of March, 2017.

(City, State)

/s/ James G. Ellis

James G. Ellis, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat Viviane T. Russo Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 6th day of March, 2017.

(City, State)

/s/ Leonard R. Fuller

Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, Mary Davis Holt, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Alexandria, VA, this 17th day of June, 2017.

(City, State)

/s/ Mary Davis Holt

Mary Davis Holt, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 6th day of March, 2017.

(City, State)

/s/ R. Clark Hooper

R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 6th day of March, 2017.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 6th day of March, 2017.

(City, State)

/s/ Laurel B. Mitchell

Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Donald D. O’Neal, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Timothy W. McHale Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat Raymond F. Sullivan, Jr.	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, CA , this 10th day of July, 2017.

(City, State)

/s/ Donald D. O’Neal

Donald D. O’Neal, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 6th day of March, 2017.

(City, State)

/s/ Frank M. Sanchez

Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Jane Y. Chung Susan K. Countess Julie E. Lawton Laurie D. Neat Viviane T. Russo Raymond F. Sullivan, Jr.	Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 6th day of March, 2017.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member